                                                    REGISTRATION NO. 333-182796
                                                     REGISTRATION NO. 811-22651
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                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                           REGISTRATION STATEMENT
                                   UNDER
                         THE SECURITIES ACT OF 1933                [X]
                       POST-EFFECTIVE AMENDMENT NO.4               [X]
                                   AND/OR
                           REGISTRATION STATEMENT
                                   UNDER
                     THE INVESTMENT COMPANY ACT OF 1940            [X]
                              AMENDMENT NO.41                      [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                            SEPARATE ACCOUNT NO. 70
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  SHANE DALY
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):
    [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [X]On April 29, 2016 pursuant to paragraph (b) of Rule 485.
    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under variable annuity contracts.

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                                     NOTE

This Post-Effective Amendment No. 4 ("PEA") to the Form N-4 Registration Statement No. 333-182796 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account No. 70 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Prospectuses and Statement of Additional Information. Part C has also been updated pursuant to the requirements of Form N-4. The PEA does not amend any other part of the Registration Statement except as specifically noted herein.

Retirement Cornerstone(R) Series

A combination variable and fixed deferred annuity contract


PROSPECTUS DATED MAY 1, 2016


PLEASE READ AND KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING OR TAKING ANY OTHER ACTION UNDER YOUR CONTRACT. THIS PROSPECTUS SUPERSEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST, WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

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WHAT IS THE RETIREMENT CORNERSTONE(R) SERIES?

The Retirement Cornerstone(R) Series are deferred annuity contracts issued by AXA EQUITABLE LIFE INSURANCE COMPANY. This series consists of Retirement Cornerstone(R) Series B ("Series B"), Retirement Cornerstone(R) Series CP(R) ("Series CP(R)"), Retirement Cornerstone(R) Series L ("Series L"), Retirement Cornerstone(R) Series C ("Series C") and Retirement Cornerstone(R) Series ADV ("Series ADV"). The contracts provide for the accumulation of retirement savings and for income. The contracts offer income and death benefit protection as well. They also offer a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our "investment options":
(i) variable investment options, (ii) the guaranteed interest option, or
(iii) the account for special dollar cost averaging or the account for special money market dollar cost averaging (together, the "Special DCA programs").()

For Series CP(R) contracts, we allocate a Credit to your account value at the same time we allocate your contribution. Under the Series CP(R) contracts, a portion of the withdrawal charge and contract fee are used to recover the cost of providing the Credit. The charge associated with the Credit may, over time, exceed the sum of the Credit and related earnings. Expenses for a contract with a Credit may be higher than expenses for a contract without a Credit.

This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this Prospectus is current as of the date of this Prospectus. If certain material provisions under the contract are changed after the date of this Prospectus in accordance with the contract, those changes will be described in a supplement to this Prospectus. You should carefully read this Prospectus in conjunction with any applicable supplements.

The contract may not currently be available in all states. In addition, certain features and benefits described in this Prospectus may vary in your state and may not be available at the time you purchase the contract. For a state-by-state description of all material variations of this contract, see Appendix V later in this Prospectus. All features and benefits may not be available in all contracts or from all selling broker-dealers. You may contact us to purchase any version of the contract if a version is not offered by the selling broker-dealer. We have the right to restrict availability of any optional feature or benefit. Not all optional features and benefits may be available in combination with other optional features and benefits. WE RESERVE THE RIGHT TO DISCONTINUE ACCEPTANCE OF ANY APPLICATION OR CONTRIBUTION FROM YOU AT ANY TIME, INCLUDING AFTER YOU PURCHASE THE CONTRACT. IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS.
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(+)The account for special dollar cost averaging is only available with Series
   B and Series L contracts. The account for special money market dollar cost averaging is only available with Series C, Series CP(R) and Series ADV contracts.

In order to fund certain benefits, you must select specified investment options. See "What are your investment options under the contract?" and "Allocating your contributions" in "Contract features and benefits" later in this Prospectus for more information on applicable allocation requirements.

TYPES OF CONTRACTS.  We offer the contracts for use as:

..   A nonqualified annuity ("NQ") for after-tax contributions only.

..   An individual retirement annuity ("IRA"), either traditional IRA or Roth
    IRA.

..   Traditional and Roth Inherited IRA beneficiary continuation contract
    ("Inherited IRA") (direct transfer and specified direct rollover contributions only).

..   An annuity that is an investment vehicle for a qualified plan ("QP")
    (whether defined contribution or defined benefits; transfer contributions only).

Not all types of contracts are available with each version of the Retirement Cornerstone(R) Series contracts. See "Rules regarding contributions to your contract" in "Appendix IX" for more information.

The optional Guaranteed benefits under the contract include: (i) the Guaranteed income benefit ("GIB"), (ii) the Return of Principal death benefit; (iii) the Highest Anniversary Value death benefit; and (iv) the "Greater of" death benefit (collectively, the "Guaranteed benefits").

THE GIB IS ISSUED WITH ALL ELIGIBLE CONTRACTS UNLESS YOU TELL US THAT YOU DO NOT WANT IT BY "OPTING OUT" AT THE TIME YOU APPLY FOR THE CONTRACT. IF YOU OPT OUT, THE GIB CANNOT BE ADDED LATER.


The registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2016, is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ 07096-1547 or calling 1-800-789-7771. The SAI is incorporated by this reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER
AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                                   (NAT'L-RC 11 and ADV Series)
                                                                         #66868

Our variable investment options are subaccounts offered through Separate Account No. 70. Each variable investment option, in turn, invests in a corresponding securities portfolio ("Portfolio") of one of the trusts (the "Trusts"). Below is a complete list of the variable investment options:

VARIABLE INVESTMENT OPTIONS
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 AXA PREMIER VIP TRUST
.. AXA Aggressive Allocation
.. AXA Moderate Allocation
.. AXA Moderate-Plus Allocation

 EQ ADVISORS TRUST
.. AXA Balanced Strategy/(1)/
.. AXA Conservative Growth
  Strategy/(1)/
.. AXA Conservative Strategy/(1)/
.. AXA Growth Strategy/(1)/
.. AXA Moderate Growth Strategy/(1)/
.. All Asset Aggressive-Alt 25
.. All Asset Growth-Alt 20
.. All Asset Moderate Growth-Alt 15
.. AXA 400 Managed Volatility/(1)/
.. AXA 500 Managed Volatility/(1)/
.. AXA 2000 Managed Volatility/(1)/

.. AXA/AB Dynamic Moderate Growth/(1)/
.. AXA/AB Small Cap Growth

.. AXA/Franklin Balanced Managed Volatility
.. AXA/Franklin Small Cap Value Managed Volatility
.. AXA/Franklin Templeton Allocation Managed Volatility
.. AXA Global Equity Managed Volatility
.. AXA International Core Managed Volatility
.. AXA International Managed Volatility/(1)/
.. AXA International Value Managed Volatility
.. AXA Large Cap Growth Managed Volatility
.. AXA Large Cap Value Managed Volatility
.. AXA/Loomis Sayles Growth
.. AXA Mid Cap Value Managed Volatility
.. AXA/Mutual Large Cap Equity Managed Volatility
.. AXA Natural Resources

.. AXA Real Estate/(2)/

.. AXA/Templeton Global Equity Managed Volatility
.. EQ/BlackRock Basic Value Equity
.. EQ/Boston Advisors Equity Income
.. EQ/Capital Guardian Research
.. EQ/Common Stock Index
.. EQ/Core Bond Index/(1)/
.. EQ/Emerging Markets Equity PLUS
.. EQ/Equity 500 Index
.. EQ/GAMCO Mergers and Acquisitions
.. EQ/GAMCO Small Company Value
.. EQ/Global Bond PLUS
.. EQ/High Yield Bond
.. EQ/Intermediate Government
   Bond/(1)/
.. EQ/International Equity Index


.. EQ/Invesco Comstock
.. EQ/JPMorgan Value Opportunities
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Value Index
.. EQ/MFS International Growth
.. EQ/Mid Cap Index
.. EQ/Money Market
.. EQ/Morgan Stanley Mid Cap Growth
.. EQ/Oppenheimer Global
.. EQ/PIMCO Global Real Return
.. EQ/PIMCO Ultra Short Bond


.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. EQ/Wells Fargo Omega Growth

 AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II .. Invesco V.I. American Franchise
.. Invesco V.I. Diversified Dividend
.. Invesco V.I. Global Real Estate
.. Invesco V.I. High Yield
.. Invesco V.I. International Growth
.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity

 ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. -- CLASS B

.. AB VPS Balanced Wealth Strategy
.. AB VPS International Growth


 AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. -- CLASS II
.. American Century VP Large Company Value
.. American Century VP Mid Cap Value

 AMERICAN FUNDS INSURANCE SERIES(R)
.. American Funds Insurance Series(R) Bond Fund/SM/
.. American Funds Insurance Series(R) Global Small Capitalization Fund/SM/ .. American Funds Insurance Series(R) Managed Risk Asset Allocation Fund/SM/ .. American Funds Insurance Series(R) New World Fund(R)

 BLACKROCK VARIABLE SERIES FUNDS, INC. -- CLASS III
.. BlackRock Global Allocation V.I. Fund
.. BlackRock Large Cap Growth V.I. Fund

 FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2
.. Fidelity(R) VIP Asset Manager: Growth
.. Fidelity(R) VIP Contrafund(R)
.. Fidelity(R) VIP Freedom 2015
.. Fidelity(R) VIP Freedom 2020
.. Fidelity(R) VIP Freedom 2025
.. Fidelity(R) VIP Freedom 2030
.. Fidelity(R) VIP Mid Cap
.. Fidelity(R) VIP Strategic Income

 FIRST TRUST VARIABLE INSURANCE TRUST
.. First Trust/Dow Jones Dividend & Income Allocation

 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
.. Franklin Founding Funds Allocation VIP
.. Franklin Income VIP
.. Franklin Mutual Shares VIP
.. Franklin Rising Dividends VIP
.. Franklin Strategic Income VIP
.. Templeton Developing Markets VIP
.. Templeton Foreign VIP
.. Templeton Global Bond VIP
.. Templeton Growth VIP

 GOLDMAN SACHS VARIABLE INSURANCE TRUST -- SERVICE SHARES
.. Goldman Sachs VIT Mid Cap Value
VARIABLE INVESTMENT OPTIONS
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 GUGGENHEIM VARIABLE
 TRUST
.. Guggenheim VIF Global Managed Futures Strategy
.. Guggenheim VIF Multi-Hedge Strategies

 IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
.. Ivy Funds VIP Asset Strategy
.. Ivy Funds VIP Dividend Opportunities
.. Ivy Funds VIP Energy
.. Ivy Funds VIP Global Natural Resources
.. Ivy Funds VIP High Income
.. Ivy Funds VIP Mid Cap Growth
.. Ivy Funds VIP Science and Technology
.. Ivy Funds VIP Small Cap Growth

 LAZARD RETIREMENT SERIES, INC. -- SERVICE SHARES
.. Lazard Retirement Emerging Markets Equity

 LORD ABBETT SERIES FUND, INC. -- CLASS VC
.. Lord Abbett Bond Debenture
.. Lord Abbett Classic Stock
.. Lord Abbett Growth Opportunities
 MFS(R) VARIABLE INSURANCE TRUSTS -- SERVICE CLASS
.. MFS(R) International Value
.. MFS(R) Investors Trust Series
.. MFS(R) Massachusetts Investors Growth Stock
.. MFS(R) Technology
.. MFS(R) Utilities Series

 NORTHERN LIGHTS VARIABLE TRUST
.. 7Twelve/TM/ Balanced Portfolio

 PIMCO VARIABLE INSURANCE TRUST -- ADVISOR CLASS
.. PIMCO CommodityRealReturn(R) Strategy
.. PIMCO Emerging Markets Bond
.. PIMCO Real Return
.. PIMCO Total Return

 PROFUNDS VP
.. ProFund VP Biotechnology

 T. ROWE PRICE EQUITY SERIES, INC.
.. T.Rowe Price Health Sciences Portfolio II


 VANECK VIP TRUST -- S CLASS
.. VanEck VIP Global Hard Assets

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(1)This variable investment option is also available as a Protection with Investment Performance variable investment option should you decide to fund your Guaranteed benefits. For more information, please see "What are your investment options under the contract?" under "Contract features and benefits" later in this Prospectus.

(2)Formerly known as EQ/Real Estate PLUS.


Your investment results in a variable investment option will depend on the investment performance of the related Portfolio. At any time, we have the right to limit or terminate your contributions, allocations and transfers to any of the variable investment options. IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS. Also, we limit the number of variable investment options that you may select.

Contents of this Prospectus

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             Definitions of key terms                            5
             Who is AXA Equitable?                               8
             How to reach us                                     9
             Retirement Cornerstone(R) Series at a glance --
               key features                                     11

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             FEE TABLE                                          15
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             Examples                                           17
             Condensed financial information                    19

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             1. CONTRACT FEATURES AND BENEFITS                  20
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             How you can purchase and contribute to your
               contract                                         20
             Owner and annuitant requirements                   21
             How you can make your contributions                21
             What are your investment options under the
               contract?                                        22
             Portfolios of the Trusts                           24
             Allocating your contributions                      35
             Dollar cost averaging                              37
             Credits (FOR SERIES CP(R) CONTRACTS)               40
             Guaranteed income benefit                          41
             Death benefit                                      50
             Guaranteed minimum death benefits                  50
             Series CP(R) Credits and your Guaranteed benefit
               bases                                            55
             How withdrawals affect your Guaranteed benefits    55
             Dropping or changing your Guaranteed benefits      56
             Guaranteed benefit offers                          56
             Inherited IRA beneficiary continuation contract    56
             Your right to cancel within a certain number of
               days                                             58

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             2. DETERMINING YOUR CONTRACT'S VALUE               59
             ------------------------------------------------------
             Your account value and cash value                  59
             Your contract's value in the variable investment
               options                                          59
             Your contract's value in the guaranteed interest
               option                                           59
             Your contract's value in the account for special
               dollar cost averaging                            59
             Effect of your account values falling to zero      59


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"We," "our," and "us" refer to AXA Equitable.
When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

                          CONTENTS OF THIS PROSPECTUS

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             3. TRANSFERRING YOUR MONEY AMONG INVESTMENT
               OPTIONS                                          61
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             Transferring your account value                    61
             Disruptive transfer activity                       62
             Rebalancing among your Investment Performance
               variable investment options and guaranteed
               interest option                                  63

             ------------------------------------------------------
             4. ACCESSING YOUR MONEY                            66
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             Withdrawing your account value                     66
             How withdrawals are taken from your Total account
               value                                            69
             Withdrawals treated as surrenders                  70
             Surrendering your contract to receive its cash
               value                                            70
             When to expect payments                            71
             Your annuity payout options                        71

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             5. CHARGES AND EXPENSES                            74
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             Charges that AXA Equitable deducts                 74
             Charges that the Trusts deduct                     78
             Group or sponsored arrangements                    78
             Other distribution arrangements                    78

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             6. PAYMENT OF DEATH BENEFIT                        79
             ------------------------------------------------------
             Your beneficiary and payment of benefit            79
             Non-spousal joint owner contract continuation      80
             Spousal continuation                               80
             Beneficiary continuation option                    81

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             7. TAX INFORMATION                                 83
             ------------------------------------------------------
             Overview                                           83
             Contracts that fund a retirement arrangement       83
             Transfers among investment options                 83
             Taxation of nonqualified annuities                 83
             Individual retirement arrangements (IRAs)          86
             Traditional individual retirement annuities
               (traditional IRAs)                               86
             Roth individual retirement annuities (Roth IRAs)   91
             Federal and state income tax withholding and
               information reporting                            94
             Special rules for contracts funding qualified
               plans                                            94
             Impact of taxes to AXA Equitable                   94

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             8. MORE INFORMATION                                95
             ------------------------------------------------------
             About Separate Account No. 70                      95
             About the Trusts                                   95
             About the general account                          95
             About other methods of payment                     96
             Dates and prices at which contract events occur    96
             About your voting rights                           97
             Cybersecurity                                      97
             Misstatement of age                                98
             Statutory compliance                               98
             About legal proceedings                            98
             Financial statements                               98
             Transfers of ownership, collateral assignments,
               loans and borrowing                              98
             About Custodial IRAs                               99
             How divorce may affect your Guaranteed benefits    99
             Distribution of the contracts                      99

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             APPENDICES
             ------------------------------------------------------
             I   --   Condensed financial information                I-1
            II   --   Dropping or changing your Guaranteed
                        benefits                                    II-1
           III   --   Purchase considerations for QP contracts     III-1
            IV   --   Guaranteed benefit base examples              IV-1
             V   --   Hypothetical illustrations                     V-1
            VI   --   State contract availability and/or
                        variations of certain features and
                        benefits                                    VI-1
           VII   --   Examples of Automatic payment plans          VII-1
          VIII   --   Examples of how withdrawals affect
                        your Guaranteed benefit bases             VIII-1
            IX   --   Rules regarding contributions to your
                        contract                                    IX-1

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          STATEMENT OF ADDITIONAL INFORMATION
            Table of contents
          ---------------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

Definitions of key terms


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ANNUAL ROLL-UP RATE -- The "Annual Roll-up rate" is the rate used to calculate the Annual withdrawal amount. It is also used to calculate amounts credited to your GIB benefit base and Roll-up to age 85 benefit base (for contracts with the "Greater of" guaranteed minimum death benefit) if you have ever taken a withdrawal from your Protection with Investment Performance account.

ANNUAL WITHDRAWAL AMOUNT -- The "Annual withdrawal amount" is the amount that can be withdrawn from your Protection with Investment Performance account value without reducing your GIB benefit base. Also, withdrawals up to your Annual withdrawal amount will not reduce your Roll-up to age 85 benefit base (used in the calculation of the "Greater of" death benefit) up to age 85. It is equal to the Annual Roll-up rate in effect on the first day of the contract year, multiplied by the GIB benefit base as of the most recent contract date anniversary.

ANNUITANT -- The "annuitant" is the person who is the measuring life for determining the contract's maturity date. The annuitant is not necessarily the contract's owner. Where the owner of the contract is non-natural, the annuitant is the measuring life for determining benefits under the contract.

AUTOMATIC INVESTMENT PROGRAM ("AIP") -- The "Automatic investment program" allows you to make on-going contributions to your contract through electronic fund transfers from your financial institution.

BUSINESS DAY -- Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). If the Securities and Exchange Commission determines the existence of emergency conditions on any day, and consequently, the NYSE does not open, then that day is not a business day.

CASH VALUE -- At any time before annuity payments begin, your contract's "cash value" is equal to the Total account value, less (i) the total amount or a pro rata portion of the annual administrative charge, as well as any Guaranteed benefit charges; and (ii) any applicable withdrawal charges.

CONTRACT DATE -- The "contract date" is the effective date of the contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract.

CONTRACT DATE ANNIVERSARY -- The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1st, your contract date anniversary is April 30th.

CONTRACT YEAR -- The "contract year" is the 12-month period beginning on your contract date and each 12-month period after that date.

CREDIT -- An amount credited to your account value at the same time we allocate your contribution. The amount of the credit is either 4% or 5% of each contribution based on total first year contributions. The credit applies only to Series CP(R) contracts.

CUSTOMIZED PAYMENT PLAN -- For contracts with GIB, our "Customized payment plan" allows you to request amounts up to your Annual withdrawal amount as scheduled payments to you through one of five customized options.

CUSTOM SELECTION RULES -- The "Custom Selection Rules" are rules for the allocation of contributions and for transfers to, and transfers among, the Protection with Investment Performance account. These rules require that allocations be made according to certain categories and investment option limits.

DEFERRAL BONUS ROLL-UP RATE -- The "Deferral bonus Roll-up rate" is used to calculate amounts credited to your GIB benefit base and the Roll-up to age 85 benefit base (used in the calculation of the "Greater of" death benefit) if you have never taken a withdrawal from your Protection with Investment Performance account.

EXCESS WITHDRAWAL -- For contracts with the GIB, an "Excess withdrawal" is the portion of a withdrawal from your Protection with Investment Performance account in excess of your Annual withdrawal amount and all subsequent withdrawals from your Protection with Investment Performance account in that same contract year.


FREE LOOK -- If for any reason you are not satisfied with your contract, you may exercise your cancellation right under the contract to receive a refund, but only if you return your contract within the prescribed period. This is your "Free look" right under the contract. Your refund will generally reflect any gain or loss in your investment options.


GIB BENEFIT BASE -- The GIB benefit base is an amount used to determine your Annual withdrawal amount and your Lifetime GIB payments. Your GIB benefit base is created and increased by allocations and transfers to your Protection with Investment Performance account. The GIB benefit base is not an account value or cash value. The GIB benefit base is also used to calculate the charge for the GIB.

GENERAL DOLLAR COST AVERAGING -- Our "General dollar cost averaging program" is a program that allows for the systematic transfers of amounts in the EQ/Money Market variable investment option to the Investment Performance variable investment options.

"GREATER OF" DEATH BENEFIT -- The "Greater of" death benefit is an optional guaranteed minimum death benefit in connection with your Protection with Investment Performance account value only. The death benefit is calculated using the greater of two benefit bases -- the greater of the Roll-up to age 85 benefit base and the Highest Anniversary Value benefit base. There is an additional charge for the "Greater of" death benefit under the contract.

GUARANTEED INCOME BENEFIT ("GIB") -- The GIB is a benefit that guarantees, subject to certain restrictions, annual lifetime payments or "Lifetime GIB payments". The GIB also allows you to take certain withdrawals prior to the beginning of your Lifetime GIB payments that do not reduce your GIB benefit base (your "Annual withdrawal amount"). There is an additional charge for the GIB under the contract.

                           DEFINITIONS OF KEY TERMS

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT -- The "Highest Anniversary Value death benefit" is an optional guaranteed minimum death benefit in connection with your Protection with Investment Performance account value only. The death benefit is calculated using the highest value of your Protection with Investment Performance account on your contract date anniversary. There is an additional charge for the Highest Anniversary Value death benefit under the contract.

INVESTMENT PERFORMANCE ACCOUNT VALUE -- The "Investment Performance account value" is the total value in: (i) the Investment Performance variable investment options, (ii) the Guaranteed interest option, and (iii) amounts in a Special DCA program that are designated for future transfers to the Investment Performance variable investment options.

INVESTMENT SIMPLIFIER -- Our "Investment simplifier" allows for systematic transfers of amounts in the Guaranteed interest option to the Investment Performance account variable investment options. There are two options under the program -- the Fixed dollar option and the Interest sweep option.

IRA -- Individual retirement annuity contract, either traditional IRA or Roth IRA (may also refer to an individual retirement account or an individual retirement arrangement).

IRS -- Internal Revenue Service

LIFETIME GIB PAYMENTS -- For contracts with the GIB, "Lifetime GIB payments" are generally annual lifetime payments that are calculated by applying a percentage (which is based on age 95 (or the age of a younger joint life, if applicable) or your age at the time your Protection with Investment Performance account goes to zero or contract maturity) to your GIB benefit base. Lifetime GIB payments will begin at the earliest of: (i) the next contract year following the date the Protection with Investment Performance account goes to zero (except as the result of an Excess withdrawal), (ii) the contract date anniversary following your 95th birthday, and (iii) your contract's maturity date.

MATURITY DATE -- The contract's "maturity date" is generally the contract date anniversary that follows the annuitant's 95th birthday.

MAXIMUM PAYMENT PLAN -- For contracts with GIB, our "Maximum payment plan" allows you to request your Annual withdrawal amount as scheduled payments.

NQ CONTRACT -- Nonqualified annuity contract.

OWNER -- The "owner" is the person who is the named owner in the contract and, if an individual, is the measuring life for determining contract benefits.

PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE -- The "Protection with Investment Performance account value" is the total value in: (i) the Protection with Investment Performance variable investment options, and (ii) amounts in a Special DCA program that are designated for future transfers to the Protection with Investment Performance variable investment options.

QP CONTRACT -- An annuity contract that is an investment vehicle for a qualified plan.

RETURN OF PRINCIPAL DEATH BENEFIT -- The "Return of Principal" death benefit is a death benefit in connection with your Protection with Investment Performance account value only. The benefit is calculated using the amounts of contributions and transfers to the Protection with Investment Performance account, adjusted for withdrawals. There is no additional charge for this death benefit.

SAI -- Statement of Additional Information

SEC -- Securities and Exchange Commission

SPECIAL DCA PROGRAMS -- We use the term "Special DCA Programs" to collectively refer to our special dollar cost averaging program and special money market dollar cost averaging program.

SPECIAL DOLLAR COST AVERAGING -- Our "Special dollar cost averaging program" allows for systematic transfers of amounts in the account for special dollar cost averaging into the Protection with Investment Performance variable investment options, the Investment Performance variable investment options and the Guaranteed interest option. The account for special dollar cost averaging is part of our general account.

SPECIAL MONEY MARKET DOLLAR COST AVERAGING -- Our "Special money market dollar cost averaging program" allows for systematic transfers of amounts in the account for special money market dollar cost averaging into the Protection with Investment Performance variable investment options, the Investment Performance variable investment options and the Guaranteed interest option.

SYSTEMATIC TRANSFER PROGRAM -- Our "Systematic transfer program" is a program that allows you to have amounts in the Investment Performance account variable investment options and the Guaranteed interest option automatically transferred to your Protection with Investment Performance variable investment options.

TOTAL ACCOUNT VALUE -- Your "Total account value" is the total of (i) your Protection with Investment Performance account value and (ii) your Investment Performance account value.

                           DEFINITIONS OF KEY TERMS

We sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract or supplemental materials.

-----------------------------------------------------------------------------
 PROSPECTUS                            CONTRACT OR SUPPLEMENTAL MATERIALS
-----------------------------------------------------------------------------
Total account value                    Annuity Account Value

Unit                                   Accumulation Unit

Guaranteed minimum death benefit       Guaranteed death benefit

Protection with Investment             Protection with Investment
Performance variable investment        Performance Account Value
options and contributions to a
Special DCA program designated for
future transfers to the Protection
with Investment Performance variable
investment options

Investment Performance variable        Investment Performance Account Value
investment options, the guaranteed
interest option and contributions to
a Special DCA program designated for
future transfers to the Investment
Performance variable investment
options
-----------------------------------------------------------------------------

                           DEFINITIONS OF KEY TERMS

Who is AXA Equitable?

--------------------------------------------------------------------------------

We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $573.0 billion in assets as of December 31, 2015. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable, delayed or discontinued. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:
--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITH CHECKS:

FOR CONTRIBUTIONS SENT BY REGULAR MAIL:

  Retirement Service Solutions
  P.O. Box 1577
  Secaucus, NJ 07096-1577

FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:

  Retirement Service Solutions
  500 Plaza Drive, 6th Floor
  Secaucus, NJ 07094
--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITHOUT CHECKS:

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

  Retirement Service Solutions
  500 Plaza Drive, 6th Floor
  Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.
--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:

..   written confirmation of financial transactions and certain non-financial transactions;

..   statement of your contract values at the close of each calendar year, and any calendar quarter in which there was a financial transaction; and

..   annual statement of your contract values as of the close of the contract year.
--------------------------------------------------------------------------------

 ONLINE ACCOUNT ACCESS SYSTEM:

Online Account Access is designed to provide this information through the Internet. You can obtain information on:


..   your current Total account value, Protection with Investment Performance account value, and Investment Performance account value;

..   your current allocation percentages;

..   the number of units you have in the variable investment options;

..   the daily unit values for the variable investment options; and


..   performance information regarding the variable investment options.


You can also:

..   change your allocation percentages and/or transfer among the investment options subject to certain restrictions;

..   elect to receive certain contract statements electronically;


..   enroll in, modify or cancel a rebalancing program of your Investment
    Performance account value;

..   request a quote of your Annual withdrawal amount;

..   change your address;

..   change your Online Account Access password; and

..   access Frequently Asked Questions and Service Forms.

Online Account Access is normally available seven days a week, 24 hours a day. You may access Online Account Access by visiting our website at www.axa.com. Of course, for reasons beyond our control, this service may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by the Internet are genuine. For example, we will require certain personal identification information before we will act on Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to this service if we determine that you engaged in a disruptive transfer activity, such as "market timing." See "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus for more information.


--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on the following business days:

..   Monday through Thursday from 8:30 a.m. until 7:00 p.m., Eastern time.

..   Friday from 8:30 a.m. until 5:30 p.m., Eastern time.

                             WHO IS AXA EQUITABLE?

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1)authorization for telephone transfers by your financial professional;

(2)conversion of a traditional IRA to a Roth IRA contract;

(3)election of the automatic investment program;

(4)tax withholding elections (see withdrawal request form);

(5)election of the Beneficiary continuation option;

(6)IRA contribution recharacterizations;

(7)Section 1035 exchanges;

(8)direct transfers and specified direct rollovers;

(9)requests to opt out of an automatic reset that is subject to an increase in a charge or reinstate automatic resets for both your GIB benefit base and your Roll-up to age 85 benefit base (used to calculate the "Greater of" death benefit);

(10)death claims;

(11)change in ownership (NQ only, if available under your contract);

(12)purchase by, or change of ownership to, a non-natural owner;

(13)requests for enrollment in either our Maximum payment plan or Customized payment plan under the Guaranteed income benefit;

(14)requests to drop or change your Guaranteed benefits;

(15)requests to collaterally assign your NQ contract;


(16)requests to transfer, re-allocate, rebalance, make subsequent contributions and change your future allocations (except that certain transactions may be permitted through the Online Account Access system);


(17)requests to enroll in or cancel the Systematic transfer program;

(18)transfers into and among the investment options; and

(19)withdrawal requests.

WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)beneficiary changes;

(2)contract surrender;

(3)general dollar cost averaging;

(4)special dollar cost averaging (if available);

(5)special money market dollar cost averaging (if available); and

(6)Investment simplifier.

TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)automatic investment program;

(2)general dollar cost averaging (including the fixed dollar and interest sweep options);

(3)special dollar cost averaging (if available);

(4)special money market dollar cost averaging (if available);

(5)substantially equal withdrawals;

(6)systematic withdrawals;

(7)the date annuity payments are to begin; and

(8)RMD payments from inherited IRAs.

TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION AT LEAST 30 CALENDAR DAYS PRIOR TO YOUR CONTRACT DATE ANNIVERSARY:

(1)opt out of an automatic reset of your GIB benefit base and your Roll-up to age 85 benefit base (used to calculate your "Greater of" death benefit) that is subject to an increase in a charge.

                              -------------------

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.

SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, both must sign.

                             WHO IS AXA EQUITABLE?

Retirement Cornerstone(R) Series at a glance -- key features

--------------------------------------------------------------------------------

FIVE CONTRACT SERIES  This Prospectus describes five series of the Retirement
                      Cornerstone(R) contract -- Series B, Series CP(R), Series
                      L, Series C and Series ADV (together "the Retirement
                      Cornerstone(R) Series"). Each series provides for the accumulation of retirement savings and income, offers income and death benefit protection, and offers various payout options. Also, each series offers the Guaranteed income benefit and Guaranteed minimum death benefits.

                      Each series provides a different charge structure. For details, please see the summary of the contract features below, the "Fee table" and "Charges and expenses" later in this Prospectus.

                      Each series is subject to different contribution rules, which are described in "Contribution amounts" later in this section and in "Rules regarding contributions to your contract" in "Appendix IX" later in this Prospectus.

                      The chart below shows the availability of key features under each series of the contract.

                        SERIES B  SERIES CP(R)  SERIES L  SERIES C  SERIES ADV
 ------------------------------------------------------------------------------
 Special dollar cost      Yes         No          Yes       No         No
 averaging
 ------------------------------------------------------------------------------
 Special money market     No          Yes         No        Yes        Yes
 dollar cost averaging
 ------------------------------------------------------------------------------
 Credits                  No          Yes         No        No         No

                            Throughout the Prospectus, any differences among the contract series are identified.

                            You should work with your financial professional to decide which series of the contract may be appropriate for you
                            based on a thorough analysis of your particular insurance
                            needs, financial objectives, investment goals, time
                            horizons and risk tolerance.
----------------------------------------------------------------------------------------
PROFESSIONAL INVESTMENT     The Retirement Cornerstone(R) Series' variable investment
MANAGEMENT                  options invest in different Portfolios managed by
                            professional investment advisers.
----------------------------------------------------------------------------------------
GUARANTEED INTEREST OPTION  .   Principal and interest guarantees.
                            .   Interest rates set periodically.
----------------------------------------------------------------------------------------
TAX ADVANTAGES              .   No tax on earnings inside the contract until you make
                                withdrawals from your contract or receive annuity
                                payments.
                            ------------------------------------------------------------
                            .   No tax on transfers among investment options inside the
                                contract.
                            ------------------------------------------------------------
                            If you are purchasing or contributing to an annuity
                            contract which is an Individual Retirement Annuity (IRA),
                            or to fund an employer retirement plan (QP or Qualified
                            Plan), you should be aware that such annuities do not
                            provide tax deferral benefits beyond those already provided by the Internal Revenue Code for these types of
                            arrangements. Before purchasing or contributing to one of
                            the contracts, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits
                            and costs of these annuities compared with any other
                            investment that you may use in connection with your
                            retirement plan or arrangement. Depending on your personal situation, the contract's Guaranteed benefits may have
                            limited usefulness because of required minimum
                            distributions ("RMDs").
----------------------------------------------------------------------------------------
GUARANTEED INCOME BENEFIT   The GIB guarantees, subject to certain restrictions, annual
("GIB")                     lifetime payments ("Lifetime GIB payments"), which will
                            begin automatically at the earliest of: (i) the next
                            contract year following the date your Protection with
                            Investment Performance account value falls to zero, except as the result of a withdrawal in excess of the Annual
                            withdrawal amount ("Excess withdrawal"); (ii) the contract date anniversary following the owner's 95th birthday; and
                            (iii) the contract's maturity date. Lifetime GIB payments
                            can be on a single or joint life basis. YOUR LIFETIME GIB
                            PAYMENTS ARE CALCULATED BY APPLYING A PERCENTAGE (WHICH IS
                            BASED ON AGE 95 (OR THE AGE OF A YOUNGER JOINT LIFE, IF
                            APPLICABLE) OR YOUR AGE AT THE TIME YOUR PROTECTION WITH
                            INVESTMENT PERFORMANCE ACCOUNT GOES TO ZERO OR CONTRACT
                            MATURITY) TO YOUR GIB BENEFIT BASE. YOUR GIB BENEFIT BASE
                            IS TIED TO AMOUNTS YOU ALLOCATE TO YOUR PROTECTION WITH
                            INVESTMENT PERFORMANCE ACCOUNT. THE INVESTMENT OPTIONS
                            AVAILABLE TO FUND YOUR PROTECTION WITH INVESTMENT
                            PERFORMANCE ACCOUNT ARE LIMITED. SEE "GIB BENEFIT BASE" IN
                            "CONTRACTS FEATURES AND BENEFITS" LATER IN THIS PROSPECTUS.
----------------------------------------------------------------------------------------

         RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

---------------------------------------------------------------------------------------
GUARANTEED INCOME BENEFIT  AN EXCESS WITHDRAWAL THAT REDUCES YOUR PROTECTION WITH
("GIB") (CONTINUED)        INVESTMENT PERFORMANCE ACCOUNT VALUE TO ZERO WILL CAUSE
                           YOUR GIB TO TERMINATE. EVEN IF AN EXCESS WITHDRAWAL DOES
                           NOT CAUSE YOUR GIB TO TERMINATE, IT CAN GREATLY REDUCE YOUR
                           GIB BENEFIT BASE AND THE VALUE OF YOUR BENEFIT. Beginning
                           in the contract year that follows the contract year in
                           which you fund your Protection with Investment Performance account, and prior to the beginning of your Lifetime GIB
                           payments, you can take your Annual withdrawal amount
                           without reducing your GIB benefit base.
                           The GIB is issued with all eligible contracts unless you
                           opt out at the time you apply for your Retirement
                           Cornerstone(R) contract. See "Lifetime GIB payments" and
                           "Annual withdrawal amount" under "Guaranteed income
                           benefit" in "Contract features and benefits" later in this
                           Prospectus. ANY AMOUNTS YOU WISH TO BE CREDITED TOWARD YOUR
                           GIB MUST BE ALLOCATED TO THE PROTECTION WITH INVESTMENT
                           PERFORMANCE VARIABLE INVESTMENT OPTIONS. AMOUNTS INVESTED
                           IN THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE
                           INVESTMENT OPTIONS MUST BE ALLOCATED IN ACCORDANCE WITH
                           CERTAIN INVESTMENT RESTRICTIONS.
---------------------------------------------------------------------------------------
GUARANTEED MINIMUM DEATH   .   Return of Principal death benefit
BENEFITS ("GMDBS")         .   Highest Anniversary Value death benefit
                           .   "Greater of" death benefit
                           The GMDBs are funded through contributions and transfers to the Protection with Investment Performance account.
                           All three GMDBs are available in combination with the GIB.
                           The Return of Principal death benefit and the Highest
                           Anniversary Value death benefit are available without the
                           GIB. However, the "Greater of" death benefit can only be
                           selected in combination with the GIB. If you do not select either the Highest Anniversary Value death benefit or the
                           "Greater of" death benefit, the Return of Principal death
                           benefit will automatically be issued with all eligible
                           contracts. Eligible contracts are those that meet the owner and annuitant issue age requirements described under "Rules regarding contributions to your contract" in "Appendix IX".
                           The death benefit in connection with your Investment
                           Performance account value is equal to your Investment
                           Performance account value as of the day we receive
                           satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for method of payment, and any required information and forms
                           necessary to effect payment.
---------------------------------------------------------------------------------------
DROPPING OR CHANGING YOUR  You have the option to drop or change your Guaranteed
GUARANTEED BENEFITS        benefits subject to our rules. IN SOME CASES, YOU MAY HAVE
                           TO WAIT A SPECIFIED TIME PERIOD IN ORDER TO DROP YOUR
                           BENEFITS. Please see "Dropping or changing your Guaranteed benefits" in "Contract features and benefits," as well as
                           Appendix I, for more information.
---------------------------------------------------------------------------------------
CONTRIBUTION AMOUNTS       The chart below shows the minimum initial and, in
                           parenthesis, subsequent contribution amounts under the
                           contracts. Please see "Rules regarding contributions to
                           your contract" in "Appendix IX" for more information,
                           including important limitations on contributions.

                          SERIES B           SERIES CP(R)        SERIES L            SERIES C            SERIES ADV
----------------------------------------------------------------------------------------------------------------------------
NQ                        $5,000($500)/(1)/  $10,000($500)/(1)/  $10,000($500)/(1)/  $25,000($500)/(1)/  $10,000($500)/(1)/
----------------------------------------------------------------------------------------------------------------------------
Traditional or Roth IRA   $5,000($50)/(1)/   $10,000($50)/(1)/   $10,000($50)/(1)/   $25,000($50)/(1)/   $10,000($50)/(1)/
----------------------------------------------------------------------------------------------------------------------------
Inherited IRA             $5,000($1,000)     n/a                 $10,000($1,000)     $25,000($1,000)     $10,000($1,000)
Beneficiary
continuation contract
(traditional IRA or Roth
IRA) ("Inherited IRA")
----------------------------------------------------------------------------------------------------------------------------
QP                        $5,000($500)       $10,000($500)       $10,000($500)       n/a                 n/a
----------------------------------------------------------------------------------------------------------------------------

  /(1)/ $100 monthly and $300 quarterly under our automatic investment program.

  .   Maximum contribution limitations apply to all
      contracts. For more information, please see "How you
      can purchase and contribute to your contract" in
      "Contract features and benefits" later in this
      Prospectus.
  ------------------------------------------------------------
  Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions,
  including our rights to: (i) change minimum and maximum
  contribution requirements and limitations, and (ii)
  discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit or terminate your
  contributions and transfers to any of the variable
  investment options (including the Protection with
  Investment Performance variable investment options) and to limit the number of variable investment options which you
  may select.
--------------------------------------------------------------

         RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

-----------------------------------------------------------------------------------------------------
CREDIT                         You allocate your contributions among the available investment
(SERIES CP(R) CONTRACTS ONLY)  options. We allocate a Credit to the corresponding investment options at the same time. The Credit will apply to subsequent contribution amounts only to the extent that those amounts exceed total withdrawals from the contract. The amount of Credit is either 4% or
                               5% of each contribution, depending on certain factors. The Credit is subject to recovery by us in certain limited circumstances.
-----------------------------------------------------------------------------------------------------
ACCESS TO YOUR MONEY           .   Partial withdrawals
                               .   Several options for withdrawals on a periodic basis
                               .   Contract surrender
                               .   Maximum payment plan (only under contracts with GIB)
                               .   Customized payment plan (only under contracts with GIB)
                               Any income you receive may be subject to tax; also may be subject to an additional 10% income tax penalty unless you are age 59 1/2 or another exception applies. Also, certain withdrawals will diminish the value of any Guaranteed benefits you have funded.
-----------------------------------------------------------------------------------------------------
PAYOUT OPTIONS                 .   Fixed annuity payout options
                               .   Other payout options through other contracts
-----------------------------------------------------------------------------------------------------
ACCOUNT VALUES                 INVESTMENT PERFORMANCE BENEFIT ACCOUNT VALUE
                               .   Investment Performance variable investment options
                               .   Guaranteed interest option
                               .   Amounts in a Special DCA program designated for future transfers to Investment Performance variable investment options or the guaranteed interest option
                               ----------------------------------------------------------------------
                               PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE
                               .   Protection with Investment Performance variable investment options
                               .   Amounts in a Special DCA program designated for future transfers to Protection with Investment Perform- ance variable investment options
-----------------------------------------------------------------------------------------------------
ADDITIONAL FEATURES            .   Dollar cost averaging programs
                               .   Automatic investment program
                               .   Automatic quarterly rebalancing (for the Protection with
                                   Investment Performance variable investment options)
                               .   Optional rebalancing (for amounts in the Investment Performance variable investment options and guaran- teed interest option)
                               .   Systematic transfer program (four options for transfers from the
                                   Investment Performance account to the Protection with Investment
                                   Performance account)
                               .   Transfers among investment options at no charge (subject to limitations)
                               .   Waiver of withdrawal charge for certain withdrawals, disability, terminal illness, or confinement to a nurs- ing home (all
                                   contracts except Series C and Series ADV)
                               .   Option to drop or change your Guaranteed benefits after issue, subject to our rules. Please see "Dropping or changing your
                                   Guaranteed benefits" in "Contract features and benefits," as well as Appendix I, for more information.
                               .   Spousal continuation
                               .   Beneficiary continuation option
                               .   Automatic resets of your GIB benefit base and Roll-up to age 85 benefit base (used to calculate your "Greater of" death benefit)
-----------------------------------------------------------------------------------------------------
FEES AND CHARGES               Please see "Fee table" later in this section for complete details.
-----------------------------------------------------------------------------------------------------
OWNER AND ANNUITANT ISSUE      Please see "Rules regarding contributions to your contract" in
AGES                           "Appendix IX" for owner and annuitant issue ages applicable to your contract.
-----------------------------------------------------------------------------------------------------
YOUR RIGHT TO CANCEL           To exercise your cancellation right under the contract, you must notify us with a signed letter of instruction electing this right, to our processing office within 10 days after you receive your contract.
                               If state law requires, this "free look" period may be longer. See
                               "Your right to cancel within a certain number of days" in "Contract features and benefits" later in this Prospectus for more information.
-----------------------------------------------------------------------------------------------------
GUARANTEED BENEFIT OFFERS      From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits.
                               See "Guaranteed benefit offers" in "Contract features and benefits"
                               for more information.
-----------------------------------------------------------------------------------------------------

         RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS MAY VARY IN YOUR STATE; ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS, IN ALL STATES OR FROM ALL SELLING BROKER-DEALERS. YOU MAY CONTACT US TO PURCHASE ANY VERSION OF THE CONTRACT IF A VERSION IS NOT OFFERED BY THE SELLING BROKER-DEALER. FOR A STATE-BY-STATE DESCRIPTION OF ALL MATERIAL VARIATIONS OF THIS CONTRACT, SEE APPENDIX V LATER IN THIS PROSPECTUS.

For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The Prospectus should be read carefully before investing. Please feel free to speak with your financial professional, or call us, if you have any questions.

CURRENTLY, YOU MAY PURCHASE A SERIES ADV CONTRACT ONLY IF YOU ARE A PARTICIPANT IN AN ACCOUNT ESTABLISHED UNDER A FEE-BASED PROGRAM SPONSORED AND MAINTAINED BY A REGISTERED BROKER-DEALER OR OTHER FINANCIAL INTERMEDIARY WE APPROVE (INCLUDING AXA ADVISORS, LLC. ONE OF THE DISTRIBUTORS OF THE CONTRACTS AND AN AFFILIATE OF AXA EQUITABLE). WE MAY, IN THE FUTURE, OFFER SERIES ADV CONTRACTS THROUGH OTHER MEANS. THE FEES AND EXPENSES OF A FEE-BASED PROGRAM ARE SEPARATE FROM AND IN ADDITION TO THE FEES AND EXPENSES OF THE CONTRACT AND GENERALLY PROVIDE FOR VARIOUS BROKERAGE SERVICES. IF YOU PURCHASE A SERIES ADV CONTRACT THROUGH A FEE-BASED ARRANGEMENT AND LATER TERMINATE THE ARRANGEMENT, YOUR CONTRACT WILL CONTINUE IN FORCE. THERE MAY BE CHARGES ASSOCIATED WITH THE FEE-BASED ARRANGEMENT SHOULD YOU DECIDE TO NO LONGER PARTICIPATE IN THE ARRANGEMENT. PLEASE CONSULT WITH YOUR PROGRAM SPONSOR FOR MORE DETAILS ABOUT YOUR FEE-BASED PROGRAM.

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, and have fees and charges, that are different from those in the contracts offered by this Prospectus. Not every contract we issue, including some described in this Prospectus, is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether one or more optional benefits are appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

         RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals, transfers or request special services. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply./(1)/


------------------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of contributions
withdrawn (deducted if you surrender your contract or make
certain withdrawals or apply your cash value to certain        SERIES B SERIES CP(R)   SERIES L SERIES C      SERIES ADV
payout options)./(2)/                                          7.00%    8.00%/(6)/     8.00%    N/A           N/A

Charge for each additional transfer in excess of 12                               Maximum Charge: $35
transfers per contract year:/(3)/                                                 Current Charge: $0

SPECIAL SERVICES CHARGES:
..   Wire transfer charge                                       Current and Maximum Charge:      $90
..   Express mail charge                                        Current and Maximum Charge:      $35
..   Duplicate contract charge                                  Current and Maximum Charge:      $35/(4)/
------------------------------------------------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.
------------------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE ANNIVERSARY
------------------------------------------------------------------------------------------------------------------------
Maximum annual administrative charge/(5)/
   If your account value on a contract date anniversary is
   less than $50,000/(6)/                                      $30

   If your account value on a contract date anniversary is
   $50,000 or more                                             $0
CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES /(7)/:                        SERIES B SERIES CP(R)   SERIES L SERIES C      SERIES ADV
                                                               -------- ---------      -------- --------      ----------
Operations                                                     0.80%    0.95%          1.10%    1.10%         0.35%
Administration                                                 0.30%    0.35%          0.30%    0.25%         0.20%
Distribution                                                   0.20%    0.25%          0.25%    0.35%         0.10%
                                                               -----    -----          -----    -----         -----
Total separate account annual expenses ("Contract fee")        1.30%    1.55%          1.65%    1.70%         0.65%
------------------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE EACH YEAR IF YOU FUND ANY OF THE FOLLOWING OPTIONAL BENEFITS
------------------------------------------------------------------------------------------------------------------------
GUARANTEED MINIMUM DEATH BENEFIT CHARGE (Calculated as a
percentage of the applicable benefit base./(8) /Deducted
annually/(9) /on each contract date anniversary for which
the benefit is in effect.)

   Return of Principal death benefit                           No Additional Charge

   Highest Anniversary Value death benefit                     0.25% (current and maximum)
------------------------------------------------------------------------------------------------------------------------
"Greater of" death benefit

   Maximum Charge (IF THE ROLL-UP TO AGE 85 BENEFIT BASE
   RESETS, WE RESERVE THE RIGHT TO INCREASE YOUR CHARGE UP
   TO):                                                        1.10%

   Current Charge:                                             0.95%
------------------------------------------------------------------------------------------------------------------------
GUARANTEED INCOME BENEFIT CHARGE (Calculated as a
percentage of the GIB benefit base/(8)/. Deducted
annually/(9)/ on each contract date anniversary for which
the benefit is in effect.)

   Maximum Charge (IF THE GIB BENEFIT BASE RESETS, WE
   RESERVE THE RIGHT TO INCREASE YOUR CHARGE UP TO):           1.25%

   Current Charge:                                             0.95%
------------------------------------------------------------------------------------------------------------------------

                                   FEE TABLE

You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for the Portfolio.


PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2015 (expenses that are deducted from Portfolio  Lowest Highest
assets including management fees, 12b-1 fees, service fees, and/or other expenses)/(*)/        0.61%  2.47%
-------------------------------------------------------------------------------------------------------------


Notes:


(*)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2015, if applicable, and for the underlying Portfolios. Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2017 ("Expense Limitation Arrangement") (unless the Trust's Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2017. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.



----------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2015 after the effect of Expense Limitation Arrangements/(10)/  Lowest Highest
                                                                                                              0.61%  2.43%
----------------------------------------------------------------------------------------------------------------------------


   For complete information regarding the Expense Limitation Arrangements see the prospectuses for the underlying Portfolios.

(1)The current tax charge that might be imposed varies by jurisdiction and currently ranges from 0% to 3.5%.

(2)Deducted upon a withdrawal of amounts in excess of the free withdrawal amount, if applicable:

   The withdrawal charge percentage we use is determined by the contract year in which you make the withdrawal, surrender your contract to receive its cash value, or surrender your contract to apply your cash value to a non-life contingent annuity payment option. For each contribution, we consider the contract year in which we receive that contribution to be "contract year 1").

Contract Year  Series B Series CP(R) Series L
-------------  -------- ------------ --------
    1.........  7.00%      8.00%      8.00%
    2.........  7.00%      8.00%      7.00%
    3.........  6.00%      7.00%      6.00%
    4.........  6.00%      6.00%      5.00%
    5.........  5.00%      5.00%      0.00%
    6.........  3.00%      4.00%      0.00%
    7.........  1.00%      3.00%      0.00%
    8.........  0.00%      2.00%      0.00%
    9.........  0.00%      1.00%      0.00%
    10+.......  0.00%      0.00%      0.00%

(3)Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per con- tract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See "Transfer charge" under "Charges that AXA Equitable deducts" in "Charges and expenses" later in this Prospectus.


(4)This charge is currently waived. This waiver may be discontinued at any time, with or without notice.

(5)If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year.

(6)During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(7)In connection with the separate account annual expenses, these charges compensate us for certain risks we assume and expenses we incur under the contract. We expect to make a profit from these charges. For Series CP(R) contracts, both the contract fee and the withdrawal charge compensate us for the expense associated with the Credit.

(8)The benefit base is not an account value or cash value. Your initial benefit base is equal to your initial contribution or transfer to the Protection with Investment Performance variable investment options and amounts in a Special DCA program designated for transfers to the Protection with Investment Performance variable investment options. For Series CP(R) contracts, your initial benefit base does not include the Credit. Subsequent adjustments to the applicable benefit base and the investment performance of the Protection with Investment Performance account may result in a "benefit base" that is significantly different from your total contributions or future transfers to, or account value in, the Protection with Investment Performance account. See "Guaranteed minimum death benefits" and "Guaranteed income benefit" in "Contract features and benefits" later in this Prospectus.

(9)If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(10)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2015, if applicable, and for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index Portfolio. The "Highest" represents the total annual operating expenses of the Guggenheim VIF Multi-Hedge Strategies Portfolio. For more information, see the prospectuses for the Portfolios.

                                   FEE TABLE

EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses).


The first example below shows the expenses that a hypothetical contract owner (who has elected the "Greater of" death benefit with the Guaranteed income benefit) would pay in the situations illustrated. These examples use an average annual administrative charge based on the charges paid in the prior calendar year, which results in an estimated annual administrative charge calculated as a percentage of contract value, as follows: Series B: 0.010%; Series CP(R):
0.010%; Series L: 0.004%; Series C: 0.009%; and Series ADV: 0.009%. As
discussed immediately below, the example further assumes the highest minimum Deferral bonus Roll-up rate of 8% is applied to the GIB benefit base and Annual Roll-up to age 85 benefit base annually. The example assumes the maximum charges that would apply based on a 5% return for the "Greater of" death benefit and Guaranteed income benefit, both of which are calculated as a percentage of each Guaranteed benefit's benefit base. The example also assumes there has not been a withdrawal from the Protection with Investment Performance account.


In this example, we assume the highest minimum Deferral bonus Roll-up rate of 8% that can be applied to the GIB and Roll-up to age 85 benefit bases. We do this because this will result in the highest minimum GIB benefit base and "Greater of" death benefit base. Since the charges for the GIB and "Greater of" death benefit are calculated as a percentage of their applicable benefit bases, the examples show the maximum charges under these assumptions. We reserve the right to declare a Deferral bonus Roll-up rate in excess of 8%. A higher Deferral bonus Roll-up rate could result in a higher GIB benefit base and "Greater of" death benefit base. However, since we cannot predict how high your Deferral bonus Roll-up rate might be, we have based the example on a Deferral bonus Roll-up rate of 8%, which is the highest rate available under the Deferral bonus Ten-Year Treasuries Formula Rate. See "Deferral bonus Roll-up rate" under "Guaranteed income benefit" in "Contract features and benefits."

Amounts allocated to the Special DCA programs (as available) are not covered by these examples. The annual administrative charge and any applicable withdrawal charge do apply to amounts allocated to the Special DCA programs.

The example assumes that you invest $10,000 in the Protection with Investment Performance variable investment options for the time periods indicated, and that your investment has a 5% return each year. The example for Series CP(R) contracts assumes that a 4% Credit was applied to your contribution. Other than the annual administrative charge and the charges for the Guaranteed benefits (which are described immediately above), the example also assumes separate account annual expenses and that amounts are allocated to the Protection with Investment Performance variable investment options that invest in Portfolios with (a) the maximum fees and expenses, and (b) the minimum fees and expenses (before expense limitations). Each example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in each example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                             SERIES B
-------------------------------------------------------------------------------------------------------------------
                                                                               IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE END CONTRACT AT THE END OF THE APPLICABLE
                                     OF THE APPLICABLE TIME PERIOD                      TIME PERIOD
-------------------------------------------------------------------------------------------------------------------
                                    1 YEAR    3 YEARS    5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS  10 YEARS
-------------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Protection with Investment
   Benefit account investment
   options                          $1,162    $2,040     $2,995     $5,530     $462    $1,440    $2,495    $5,530
-------------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Protection with
   Investment Benefit account
   investment options               $1,117    $1,907     $2,779     $5,128     $417    $1,307    $2,279    $5,128
-------------------------------------------------------------------------------------------------------------------


                                           SERIES CP(R)
-------------------------------------------------------------------------------------------------------------------
                                                                               IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE END CONTRACT AT THE END OF THE APPLICABLE
                                     OF THE APPLICABLE TIME PERIOD                      TIME PERIOD
-------------------------------------------------------------------------------------------------------------------
                                    1 YEAR    3 YEARS    5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS  10 YEARS
-------------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Protection with Investment
   Benefit account investment
   options                          $1,300    $2,252     $3,179     $5,881     $500    $1,552    $2,679    $5,881
-------------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Protection with
   Investment Benefit account
   investment options               $1,253    $2,114     $2,955     $5,472     $453    $1,414    $2,455    $5,472
-------------------------------------------------------------------------------------------------------------------


                                             SERIES L
-------------------------------------------------------------------------------------------------------------------
                                                                               IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE END CONTRACT AT THE END OF THE APPLICABLE
                                     OF THE APPLICABLE TIME PERIOD                      TIME PERIOD
-------------------------------------------------------------------------------------------------------------------
                                    1 YEAR    3 YEARS    5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS  10 YEARS
-------------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Protection with Investment
   Benefit account investment
   options                          $1,299    $2,146     $2,666     $5,839     $499    $1,546    $2,666    $5,839
-------------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Protection with
   Investment Benefit account
   investment options               $1,253    $2,014     $2,452     $5,452     $453    $1,414    $2,452    $5,452
-------------------------------------------------------------------------------------------------------------------

                                   FEE TABLE

                                             SERIES C
-----------------------------------------------------------------------------------------------------------
                                                                       IF YOU SURRENDER OR DO NOT SURRENDER
                                    IF YOU ANNUITIZE AT THE END OF THE YOUR CONTRACT AT THE END OF THE
                                        APPLICABLE TIME PERIOD             APPLICABLE TIME PERIOD
-----------------------------------------------------------------------------------------------------------
                                    1 YEAR    3 YEARS 5 YEARS 10 YEARS 1 YEAR   3 YEARS  5 YEARS  10 YEARS
-----------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Protection with
   Investment Benefit account
   investment options                N/A      $1,563  $2,693   $5,887   $504    $1,563   $2,693    $5,887
-----------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Protection with
   Investment Benefit account
   investment options                N/A      $1,431  $2,480   $5,502   $459    $1,431   $2,480    $5,502
-----------------------------------------------------------------------------------------------------------


                                            SERIES ADV
------------------------------------------------------------------------------------------------------------
                                                                         IF YOU SURRENDER OR DO NOT
                                    IF YOU ANNUITIZE AT THE END OF THE SURRENDER YOUR CONTRACT AT THE END OF
                                        APPLICABLE TIME PERIOD           THE APPLICABLE TIME PERIOD
------------------------------------------------------------------------------------------------------------
                                    1 YEAR    3 YEARS 5 YEARS 10 YEARS 1 YEAR   3 YEARS   5 YEARS  10 YEARS
------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Protection with
   Investment Benefit account
   investment options                N/A      $1,239  $2,166   $4,914   $394    $1,239    $2,166    $4,914
------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Protection with
   Investment Benefit account
   investment options                N/A      $1,104  $1,942   $4,483   $349    $1,104    $1,942    $4,483
------------------------------------------------------------------------------------------------------------



The next example shows the expenses that a hypothetical contract owner who has opted out of all optional benefits that have fees associated with them would pay in the situations illustrated. These examples use an estimated average annual administrative charge based on anticipated sales and contract sizes, which results in an estimated annual administrative charge calculated as a percentage of contract value, as follows: Series B: 0.010%; Series CP(R):
0.010%; Series L: 0.004%; Series C: 0.009%; and Series ADV: 0.009%.


The example assumes amounts are allocated to the most expensive and least expensive Portfolio. Amounts allocated to the guaranteed interest option and the Special DCA programs (as available) are not covered by these examples. The annual administrative charge and any applicable withdrawal charge do apply to amounts allocated to the guaranteed interest option and the Special DCA programs.

The example assumes that you invest $10,000 in the Investment Performance variable investment options for the time periods indicated, and that your investment has a 5% return each year. The example for Series CP(R) contracts assumes that a 4% Credit was applied to your contribution. Other than the annual administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the Portfolios (before expense limitations) invested in by the Investment Performance variable investment options set forth in the previous charts. Each example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in each example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                             SERIES B
---------------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE CONTRACT AT THE END OF THE APPLICABLE
                                    END OF THE APPLICABLE TIME PERIOD               TIME PERIOD
---------------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $1,097   $1,803    $2,526    $4,158    $397    $1,203    $2,026    $4,158
---------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $  902   $1,223    $1,570    $2,309    $202    $  623    $1,070    $2,309
---------------------------------------------------------------------------------------------------------------


                                           SERIES CP(R)
---------------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE CONTRACT AT THE END OF THE APPLICABLE
                                    END OF THE APPLICABLE TIME PERIOD               TIME PERIOD
---------------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $1,240   $2,030    $2,734    $4,556    $440    $1,330    $2,234    $4,556
---------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $1,037   $1,430    $1,751    $2,682    $237    $  730    $1,251    $2,682
---------------------------------------------------------------------------------------------------------------


                                             SERIES L
---------------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE CONTRACT AT THE END OF THE APPLICABLE
                                    END OF THE APPLICABLE TIME PERIOD               TIME PERIOD
---------------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $1,233   $1,908    $2,194    $4,463    $433    $1,308    $2,194    $4,463
---------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $1,038   $1,332    $1,253    $2,678    $238    $  732    $1,253    $2,678
---------------------------------------------------------------------------------------------------------------

                                   FEE TABLE

                                             SERIES C
----------------------------------------------------------------------------------------------------------------
                                                                       IF YOU SURRENDER OR DO NOT SURRENDER YOUR
                                    IF YOU ANNUITIZE AT THE END OF THE CONTRACT AT THE END OF THE APPLICABLE
                                        APPLICABLE TIME PERIOD                   TIME PERIOD
----------------------------------------------------------------------------------------------------------------
                                    1 YEAR    3 YEARS 5 YEARS 10 YEARS 1 YEAR    3 YEARS    5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                        N/A      $1,324  $2,221   $4,510   $439     $1,324     $2,221     $4,510
----------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                        N/A      $  749  $1,281   $2,736   $243     $  749     $1,281     $2,736
----------------------------------------------------------------------------------------------------------------


                                            SERIES ADV
------------------------------------------------------------------------------------------------------------
                                                                         IF YOU SURRENDER OR DO NOT
                                    IF YOU ANNUITIZE AT THE END OF THE SURRENDER YOUR CONTRACT AT THE END OF
                                        APPLICABLE TIME PERIOD           THE APPLICABLE TIME PERIOD
------------------------------------------------------------------------------------------------------------
                                    1 YEAR    3 YEARS 5 YEARS 10 YEARS 1 YEAR   3 YEARS   5 YEARS  10 YEARS
------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                        N/A      $1,003  $1,700   $3,551   $329    $1,003    $1,700    $3,551
------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                        N/A      $  415  $  717   $1,575   $133    $  415    $  717    $1,575
------------------------------------------------------------------------------------------------------------


For information on how your contract works under certain hypothetical circumstances, please see Appendix IV at the end of this Prospectus.

CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this Prospectus or the Statement of Additional Information for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2015.

                                   FEE TABLE

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call "contributions." We can refuse to accept an application from you or any contribution from you at any time, including after you purchase the contract. We require a minimum contribution amount for each type of contract purchased. Maximum contribution limitations also apply. The tables in Appendix IX summarize our current rules regarding contributions to your contract, which are subject to change. Both the owner and annuitant named in the contract must meet the issue age requirements shown in the table, and contributions are based on the age of the older of the original owner and annuitant.

--------------------------------------------------------------------------------
WE RESERVE THE RIGHT TO CHANGE OUR CURRENT LIMITATIONS ON YOUR CONTRIBUTIONS
AND TO DISCONTINUE ACCEPTANCE OF CONTRIBUTIONS.
--------------------------------------------------------------------------------

We currently do not accept any contribution to your contract if: (i) the aggregate contributions under one or more Retirement Cornerstone(R) Series contracts with the same owner or annuitant would then total more than $1,500,000, or (ii) the aggregate contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on certain criteria that we determine, including Guaranteed benefits, issue age, aggregate contributions, variable investment option allocations and selling broker-dealer compensation. These and other contribution limitations may not be applicable in your state. For a state-by-state description of all material variations of the contracts, see Appendix V later in this Prospectus.

You may not contribute or transfer more than $1,500,000 to your Protection with Investment Performance variable investment options and a Special DCA program with amounts designated for the Protection with Investment Performance variable investment options.

Once a withdrawal is taken from your Protection with Investment Performance account, you cannot make additional contributions to your Protection with Investment Performance account, either directly or through a new Special DCA program. You may, however, be able to continue to make transfers from your Investment Performance account to the Protection with Investment Performance variable investment options until such time you make a subsequent contribution to your Investment Performance account. Scheduled transfers from an existing Special DCA program will continue through to the program's conclusion.

We may accept less than the minimum initial contribution under a contract if an aggregate amount of Retirement Cornerstone(R) Series contracts, respectively, purchased at the same time by an individual (including spouse) meet the minimum.

--------------------------------------------------------------------------------
THE "OWNER" IS THE PERSON WHO IS THE NAMED OWNER IN THE CONTRACT AND, IF AN INDIVIDUAL, IS THE MEASURING LIFE FOR DETERMINING CONTRACT BENEFITS. THE "ANNUITANT" IS THE PERSON WHO IS THE MEASURING LIFE FOR DETERMINING THE CONTRACT'S MATURITY DATE. THE ANNUITANT IS NOT NECESSARILY THE CONTRACT OWNER. WHERE THE OWNER OF A CONTRACT IS NON-NATURAL, THE ANNUITANT IS THE MEASURING LIFE FOR DETERMINING CONTRACT BENEFITS.
--------------------------------------------------------------------------------

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to:

..   Change our contribution requirements and limitations and our transfer rules, including to:

   -- increase or decrease our minimum contribution requirements and increase or decrease our maximum contribution limitations;

   -- discontinue the acceptance of subsequent contributions to the contract;

   -- discontinue the acceptance of subsequent contributions and/or transfers into one or more of the variable investment options and/or guaranteed interest option; and

   -- discontinue the acceptance of subsequent contributions and/or transfers into the Protection with Investment Performance variable investment options.

..   Default certain contributions and transfers designated for a Protection with Investment Performance variable investment option(s) to the corresponding Investment Performance variable investment option(s), which invests in the same underlying Portfolio(s). See "Automatic Quarterly Rebalancing" under "Allocating your contributions" later in this section.

..   Further limit the number of variable investment options you may invest in at any one time.

..   Limit or terminate new contributions or transfers to an investment option.

WE RESERVE THE RIGHT IN OUR SOLE DISCRETION TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE LIMITATIONS ON CONTRIBUTIONS AND TRANSFERS INTO THE CONTRACT AND/OR CERTAIN INVESTMENT OPTIONS. IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER

                        CONTRACT FEATURES AND BENEFITS

BE ABLE TO INCREASE YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS.

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different from the owner. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner. For Series C and Series ADV contracts, we do not permit partnerships or limited liability corporations to be owners. We also reserve the right to prohibit availability of this contract to other non-natural owners.

Owners which are not individuals may be required to document their status to avoid 30% FATCA withholding from U.S.-source income.

For NQ contracts (with a single owner, joint owners, or a non-natural owner) we permit the naming of joint annuitants only when the contract is purchased through an exchange that is intended not to be taxable under Section 1035 of the Internal Revenue Code and only where the joint annuitants are spouses.

Under all IRA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. See "Inherited IRA Beneficiary continuation contract" later in this section for Inherited IRA owner and annuitant requirements.

For the Spousal continuation feature to apply, the spouses must either be joint owners, or, for Single owner contracts, the surviving spouse must be the sole primary beneficiary. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules. Certain same-sex civil union and domestic partners may not be eligible for tax benefits under federal law and in some circumstances will be required to take post-death distributions that dilute or eliminate the value of the contractual benefit.

In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act in your state.

Under QP contracts, the owner must be the qualified plan trust and the annuitant must be a plan participant/employee. See Appendix II at the end of this Prospectus for more information regarding QP contracts.

Certain benefits under your contract, as described in this Prospectus, are based on the age of the owner. If the owner of the contract is not a natural person, these benefits will be based on the age of the annuitant. Under QP contracts, all benefits are based on the age of the annuitant. In this Prospectus, when we use the terms OWNER and JOINT OWNER, we intend these to be references to ANNUITANT and JOINT ANNUITANT, respectively, if the contract has a non-natural owner. Unless otherwise stated, if the contract is jointly owned or is issued to a non-natural owner, benefits are based on the age of the older joint owner or older joint annuitant, as applicable.

PURCHASE CONSIDERATIONS FOR A CHARITABLE REMAINDER TRUST

(THIS SECTION ONLY APPLIES TO SERIES B, SERIES L, AND SERIES ADV CONTRACTS.)

If you are purchasing the contract to fund a charitable remainder trust and allocate any account value to the Protection with Investment Performance account, you should strongly consider "split-funding": that is, the trust holds investments in addition to this Retirement Cornerstone(R) Series contract. Charitable remainder trusts are required to make specific distributions. The charitable remainder trust annual distribution requirement may be equal to a percentage of the donated amount or a percentage of the current value of the donated amount. The required distribution may have an adverse impact on the value of your Guaranteed benefits.

Series CP(R) and Series C contracts are not available for purchase by charitable remainder trusts.

HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We may also apply contributions made pursuant to an intended Section 1035 tax-free exchange or a direct transfer. For an IRA contract (traditional or Roth) your initial contribution must be a direct transfer contribution from another IRA contract (traditional or Roth, as the case may be) or a rollover from an IRA or other eligible retirement plan. We do not accept starter checks or travelers' checks. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form or not in accordance with our administrative procedures.

If your contract is sold by a financial professional of AXA Advisors, AXA Advisors will direct us to hold your initial contribution, whether received via check or wire, in a non-interest bearing "Special Bank Account for the Exclusive Benefit of Customers" while AXA Advisors ensures your application is complete and that suitability standards are met. AXA Advisors will either complete this process or instruct us to return your contribution to you within the applicable Financial Industry Regulatory Authority, Inc. ("FINRA") time requirements. Upon timely and successful completion of this review, AXA Advisors will instruct us to transfer your contribution into our non-interest bearing suspense account and transmit your application to us, so that we can consider your application for processing.

--------------------------------------------------------------------------------
THE "CONTRACT DATE" IS THE EFFECTIVE DATE OF A CONTRACT. THIS USUALLY IS THE BUSINESS DAY WE RECEIVE THE PROPERLY COMPLETED AND SIGNED APPLICATION, ALONG WITH ANY OTHER REQUIRED DOCUMENTS, AND YOUR INITIAL CONTRIBUTION. YOUR CONTRACT DATE WILL BE SHOWN IN YOUR CONTRACT. THE 12 MONTH PERIOD BEGINNING ON YOUR CONTRACT DATE AND EACH 12 MONTH PERIOD AFTER THAT DATE IS A "CONTRACT YEAR."
THE END OF EACH 12 MONTH PERIOD IS YOUR "CONTRACT DATE ANNIVERSARY." FOR EXAMPLE, IF YOUR CONTRACT DATE IS MAY 1, YOUR CONTRACT DATE ANNIVERSARY IS
APRIL 30.
--------------------------------------------------------------------------------

If your application is in good order when we receive it for application processing purposes, your contribution will be applied within two business days. If any information we require to issue your contract is missing or unclear, we will hold your contribution while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you, unless you or your financial professional acting on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

                        CONTRACT FEATURES AND BENEFITS

If your financial professional is with a selling broker-dealer other than AXA Advisors, your initial contribution must generally be accompanied by a completed application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you or your financial professional on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

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OUR "BUSINESS DAY" IS GENERALLY ANY DAY THE NEW YORK STOCK EXCHANGE IS OPEN FOR REGULAR TRADING AND GENERALLY ENDS AT 4:00 P.M. EASTERN TIME (OR AS OF AN EARLIER CLOSE OF REGULAR TRADING). A BUSINESS DAY DOES NOT INCLUDE A DAY ON WHICH WE ARE NOT OPEN DUE TO EMERGENCY CONDITIONS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION. WE MAY ALSO CLOSE EARLY DUE TO SUCH EMERGENCY CONDITIONS. FOR MORE INFORMATION ABOUT OUR BUSINESS DAY AND OUR PRICING OF TRANSACTIONS, PLEASE SEE "DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR" IN "MORE INFORMATION" LATER IN THIS PROSPECTUS.
--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options are the following:

..   Protection with Investment Performance variable investment options (used to fund Guaranteed benefits)

..   Investment Performance variable investment options

..   Guaranteed interest option

..   the account for special money market dollar cost averaging (Series C,
    Series CP(R) and Series ADV contracts only)

..   the account for special dollar cost averaging (Series B and Series L contracts only)

As noted throughout this Prospectus, all eligible contracts will be issued with the GIB unless you opt out at the time you apply for your contract. Also, all eligible contracts will be issued with the Return of Principal death benefit unless you make an alternate election of the Highest Anniversary Value death benefit or "Greater of" death benefit. Your Guaranteed benefits do not need to be funded at issue. Also, any applicable charges will not be assessed until you fund your Protection with Investment Performance account. The Protection with Investment Performance variable investment options are used to fund these benefits.

Only amounts you allocate to the Protection with Investment Performance variable investment options and amounts in a Special DCA program designated for future transfers to the Protection with Investment Performance variable investment options will fund your Guaranteed benefits. These amounts will be included in the respective benefit bases of your Guaranteed benefits and will become part of your Protection with Investment Performance account value. All amounts allocated to the Protection with Investment Performance variable investment options and amounts in a Special DCA program designated for Protection with Investment Performance variable investment options are subject to the terms and conditions of the Guaranteed benefits under your contract.

If you allocate to investment options available to fund your Guaranteed benefits, you may later decide to change your allocation instructions in order to increase, decrease or stop the funding of your Guaranteed benefits. Also, if you have a Guaranteed benefit, there is no requirement that you must fund it either at issue or on any future date.

IF YOU HAVE A GUARANTEED BENEFIT AND ALLOCATE ANY AMOUNT TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS OR A SPECIAL DCA PROGRAM WITH AMOUNTS DESIGNATED FOR FUTURE TRANSFERS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU ARE FUNDING THE GUARANTEED BENEFITS UNDER YOUR CONTRACT. NO OTHER ACTION IS REQUIRED OF YOU. IF YOU DO NOT WISH TO FUND A GUARANTEED BENEFIT, YOU SHOULD NOT ALLOCATE CONTRIBUTIONS OR MAKE TRANSFERS TO YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT. SEE "ALLOCATING YOUR CONTRIBUTIONS" LATER IN THIS PROSPECTUS.

Once you allocate amounts to the Protection with Investment Performance variable investment options, such amounts may be transferred among the Protection with Investment Performance variable investment options in accordance with our Custom Selection Rules, but may not be transferred to the Investment Performance variable investment options or the guaranteed interest option. In addition, we may at any time exercise our right to limit or terminate transfers into any of the variable investment options. For more information, see "Transferring your money among investment options" later in this Prospectus.

The table below shows the current Protection with Investment Performance variable investment options and Investment Performance variable investment options available to you. It is important to note that the Protection with Investment Performance variable investment options are also available as Investment Performance variable investment options. The Protection with Investment Performance variable investment options invest in the same Portfolios as the corresponding Investment Performance variable investment options.

PROTECTION WITH INVESTMENT PERFORMANCE
VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------
AXA STRATEGIC ALLOCATION
--------------------------------------------------------------------------------
.. AXA Balanced Strategy
.. AXA Conservative Growth Strategy
.. AXA Conservative Strategy
.. AXA Moderate Growth Strategy
.. AXA/AB Dynamic Moderate Growth
--------------------------------------------------------------------------------

FIXED INCOME
--------------------------------------------------------------------------------
.. EQ/Core Bond Index
.. EQ/Intermediate Government Bond
--------------------------------------------------------------------------------

EQUITY
--------------------------------------------------------------------------------
.. AXA Growth Strategy
.. AXA International Managed Volatility
.. AXA 400 Managed Volatility
.. AXA 500 Managed Volatility
.. AXA 2000 Managed Volatility
--------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------
.. 7Twelve/TM/ Balanced Portfolio
.. All Asset Aggressive-Alt 25
.. All Asset Growth-Alt 20
.. All Asset Moderate Growth-Alt 15

.. AB VPS Balanced Wealth Strategy
.. AB VPS International Growth

.. American Century VP Large Company Value
.. American Century VP Mid Cap Value
.. American Funds Insurance Series(R) Bond Fund/SM/
.. American Funds Insurance Series(R) Global Small Capitalization Fund/SM/ .. American Funds Insurance Series(R) Managed Risk Asset Allocation Fund/SM/ .. American Funds Insurance Series(R) New World Fund(R)

.. AXA/AB Dynamic Moderate Growth
.. AXA/AB Small Cap Growth

.. AXA Aggressive Allocation
.. AXA Balanced Strategy
.. AXA Conservative Growth Strategy
.. AXA Conservative Strategy
.. AXA Growth Strategy
.. AXA 400 Managed Volatility
.. AXA 500 Managed Volatility
.. AXA 2000 Managed Volatility
.. AXA Moderate Allocation
.. AXA Moderate Growth Strategy
.. AXA Moderate-Plus Allocation
.. AXA/Franklin Balanced Managed Volatility
.. AXA/Franklin Small Cap Value Managed Volatility
.. AXA/Franklin Templeton Allocation Managed Volatility
.. AXA Global Equity Managed Volatility
.. AXA International Core Managed Volatility
.. AXA International Managed Volatility
.. AXA International Value Managed Volatility
.. AXA Large Cap Growth Managed Volatility
.. AXA Large Cap Value Managed Volatility
.. AXA/Loomis Sayles Growth
.. AXA Mid Cap Value Managed Volatility

.. AXA/Mutual Large Cap Equity Managed Volatility

.. AXA Natural Resources

.. AXA Real Estate/(*)/
.. AXA/Templeton Global Equity Managed Volatility

.. BlackRock Global Allocation V.I. Fund
.. BlackRock Large(R) Cap Growth V.I. Fund
.. EQ/BlackRock Basic Value Equity
.. EQ/Boston Advisors Equity Income
.. EQ/Capital Guardian Research
.. EQ/Common Stock Index
.. EQ/Core Bond Index
.. EQ/Emerging Markets Equity PLUS
.. EQ/Equity 500 Index
.. EQ/GAMCO Mergers and Acquisitions
.. EQ/GAMCO Small Company Value
.. EQ/Global Bond PLUS
.. EQ/High Yield Bond
.. EQ/Intermediate Government Bond
.. EQ/International Equity Index


.. EQ/Invesco Comstock
.. EQ/JPMorgan Value Opportunities
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Value Index
.. EQ/MFS International Growth
.. EQ/Mid Cap Index
.. EQ/Money Market
.. EQ/Morgan Stanley Mid Cap Growth
.. EQ/Oppenheimer Global
.. EQ/PIMCO Global Real Return
.. EQ/PIMCO Ultra Short Bond


.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. EQ/Wells Fargo Omega Growth
.. Fidelity(R) VIP Asset Manager: Growth
.. Fidelity(R) VIP Contrafund(R)
.. Fidelity(R) VIP Freedom 2015
.. Fidelity(R) VIP Freedom 2020
.. Fidelity(R) VIP Freedom 2025
.. Fidelity(R) VIP Freedom 2030
.. Fidelity(R) VIP Mid Cap
.. Fidelity(R) VIP Strategic Income
.. First Trust/Dow Jones Dividend & Income Allocation Portfolio
.. Franklin Founding Funds Allocation VIP
.. Franklin Income VIP
.. Franklin Mutual Shares VIP
.. Franklin Rising Dividends VIP
.. Franklin Strategic Income VIP
.. Goldman Sachs VIT Mid Cap Value
.. Guggenheim VIF Global Managed Futures Strategy Fund
.. Guggenheim VIF Multi-Hedge Strategies
.. Invesco V.I. American Franchise
.. Invesco V.I. Diversified Dividend
.. Invesco V.I. Global Real Estate
.. Invesco V.I. High Yield
.. Invesco V.I. International Growth
.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity
.. Ivy Funds VIP Asset Strategy
.. Ivy Funds VIP Dividend Opportunities
.. Ivy Funds VIP Energy
.. Ivy Funds VIP Global Natural Resources
.. Ivy Funds VIP High Income
.. Ivy Funds VIP Mid Cap Growth
.. Ivy Funds VIP Science and Technology
.. Ivy Funds VIP Small Cap Growth
.. Lazard Retirement Emerging Markets Equity
.. Lord Abbett Bond Debenture
.. Lord Abbett Classic Stock
.. Lord Abbett Growth Opportunities
.. MFS(R) International Value
.. MFS(R) Investors Trust Series
.. MFS(R) Massachusetts Investors Growth Stock
.. MFS(R) Technology
.. MFS(R) Utilities Series
.. PIMCO CommodityRealReturn(R) Strategy
.. PIMCO Emerging Markets Bond
.. PIMCO Real Return
.. PIMCO Total Return
.. ProFund VP Biotechnology
.. T.Rowe Price Health Sciences Portfolio II
.. Templeton Developing Markets VIP
.. Templeton Foreign VIP
.. Templeton Global Bond VIP
.. Templeton Growth VIP

.. VanEck VIP Global Hard Assets

--------------------------------------------------------------------------------
-------------

(*)Formerly known as EQ/Real Estate PLUS.


If you decide to participate in a Special DCA program, any amounts allocated to the program that are designated for future transfers to the Protection with Investment Performance variable investment options will be included in the Protection with Investment Performance account value. Any amounts allocated to a Special DCA program that are designated for future transfers to the Investment Performance variable investment options and the guaranteed interest option will be included in your Investment Performance account value. As discussed later in this section, the Special DCA programs allow you to gradually allocate amounts to available investment options through periodic transfers. You can allocate to either or both Investment Performance and Protection with Investment Performance variable investment options as part of your Special DCA program. See "Allocating your contributions" later in this section.

VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying Portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available Portfolios, their investment objectives their investment manager(s) and/or sub-adviser(s). We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options (including the Protection with Investment Performance variable investment options) and to limit the number of variable investment options which you may select.

                        CONTRACT FEATURES AND BENEFITS

PORTFOLIOS OF THE TRUSTS


We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, AXA FMG has entered into sub-advisory agreements with one or more investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.


You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG receives management fees and administrative fees in connection with the services it provides to the affiliated Portfolios. As such, it is generally more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.


Some affiliated Portfolios invest in other affiliated Portfolios (the "AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.


As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy"), and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the manager of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high. It may also impact the value of certain guaranteed benefits, as discussed below.

The AXA Managed Volatility Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy, and the AXA Fund of Fund Portfolios that invest in Portfolios that use the AXA volatility management strategy, are identified below in the chart by a "(check mark)" under the column entitled "Volatility Management."

You should be aware that having the GIB and/or certain other guaranteed benefits limits your ability to invest in some of the variable investment options that would otherwise be available to you under the contract. See "Allocating your contributions" under "Contract features and benefits" for more information about the investment restrictions under your contract.

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy) and investment option restrictions in connection with any guaranteed benefit that include these Portfolios are designed to reduce the overall volatility of your Total account value and provide you with risk-adjusted returns over time. The reduction in volatility helps us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. During rising markets, the AXA volatility management strategy, however, could result in your Total account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy (or, in the case of the AXA Fund of Fund Portfolios, invest exclusively in other Portfolios that do not use the AXA volatility management strategy). THIS MAY EFFECTIVELY SUPPRESS THE VALUE OF GUARANTEED BENEFIT(S) THAT ARE ELIGIBLE FOR PERIODIC BENEFIT BASE RESETS BECAUSE YOUR BENEFIT BASE IS AVAILABLE FOR RESETS ONLY WHEN YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE IS HIGHER. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your Total account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

                        CONTRACT FEATURES AND BENEFITS

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the AXA volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified below in the chart by a "(delta)" under the column entitled "Volatility Management." Any such unaffiliated Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your Total account value and guaranteed benefit(s), if any, in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.


ASSET TRANSFER PROGRAM. Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program
(ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:


   (a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

   (b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

----------------------------------------------------------------------------------------------------------------

                                                                                   INVESTMENT
                                                                                   MANAGER
                                                                                   (OR
                                                                                   SUB-ADVISER(S),
 AXA PREMIER VIP TRUST                                                             AS              VOLATILITY
 PORTFOLIO NAME            SHARE CLASS  OBJECTIVE                                  APPLICABLE)     MANAGEMENT
----------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION   Class A     Seeks to achieve long-term capital         .   AXA         (check mark)
                                        appreciation.                                  Equitable
                                                                                       Funds
                                                                                       Management
                                                                                       Group,
                                                                                       LLC
----------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION     Class A     Seeks to achieve long-term capital         .   AXA         (check mark)
                                        appreciation and current income.               Equitable
                                                                                       Funds
                                                                                       Management
                                                                                       Group,
                                                                                       LLC
----------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS           Class A     Seeks to achieve long-term capital         .   AXA         (check mark)
  ALLOCATION                            appreciation and current income, with a        Equitable
                                        greater emphasis on capital appreciation.      Funds
                                                                                       Management
                                                                                       Group,
                                                                                       LLC

---------------------------------------------------------------------------------------------------------------------------
                                                                                    INVESTMENT MANAGER (OR
 EQ ADVISORS TRUST                                                                  SUB-ADVISER(S),           VOLATILITY
 PORTFOLIO NAME              SHARE CLASS  OBJECTIVE                                 AS APPLICABLE)            MANAGEMENT
---------------------------------------------------------------------------------------------------------------------------
ALL ASSET AGGRESSIVE-ALT 25   Class IB    Seeks long-term capital appreciation and  .   AXA Equitable Funds
                                          current income, with a greater emphasis       Management Group, LLC
                                          on capital appreciation.
---------------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20       Class IA    Seeks long-term capital appreciation and  .   AXA Equitable Funds
                                          current income.                               Management Group, LLC
---------------------------------------------------------------------------------------------------------------------------
ALL ASSET MODERATE            Class IB    Seeks long-term capital appreciation and  .   AXA Equitable Funds
  GROWTH-ALT 15                           current income, with a greater emphasis       Management Group, LLC
                                          on current income.
---------------------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE       Class IB    Seeks to achieve total return from long-  .   AllianceBernstein       (delta)
  GROWTH/(1)/                             term growth of capital and income.            L.P.
---------------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH       Class IA    Seeks to achieve long-term growth of      .   AllianceBernstein
                                          capital.                                      L.P.
---------------------------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY/(1)/    Class IB    Seeks long-term capital appreciation and  .   AXA Equitable Funds   (check mark)
                                          current income.                               Management Group, LLC
---------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH       Class IB    Seeks current income and growth of capi-  .   AXA Equitable Funds   (check mark)
  STRATEGY/(1)/                           tal, with a greater emphasis on current       Management Group, LLC
                                          income.
---------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------
                                                                                    INVESTMENT MANAGER (OR
 EQ ADVISORS TRUST                                                                  SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME           SHARE CLASS  OBJECTIVE                                    AS APPLICABLE)         MANAGEMENT
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE           Class IB    Seeks a high level of current income.        .   AXA Equitable      (check mark)
  STRATEGY/(1)/                                                                         Funds Management
                                                                                        Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA GROWTH STRATEGY/(1)/   Class IB    Seeks long-term capital appreciation and     .   AXA Equitable      (check mark)
                                       current income, with a greater emphasis          Funds Management
                                       on capital appreciation.                         Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH        Class IB    Seeks long-term capital appreciation and     .   AXA Equitable      (check mark)
  STRATEGY/(1)/                        current income, with a greater emphasis          Funds Management
                                       on current income.                               Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED            Class IB    Seeks to achieve long-term growth of         .   AllianceBernstein  (check mark)
  VOLATILITY/(1)/                      capital with an emphasis on risk-adjusted        L.P.
                                       returns and managing volatility in the       .   AXA Equitable
                                       Portfolio.                                       Funds Management
                                                                                        Group, LLC
                                                                                    .   BlackRock
                                                                                        Investment
                                                                                        Management, LLC
------------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED            Class IB    Seeks to achieve long-term growth of         .   AllianceBernstein  (check mark)
  VOLATILITY/(1)/                      capital with an emphasis on risk-adjusted        L.P.
                                       returns and managing volatility in the       .   AXA Equitable
                                       Portfolio.                                       Funds Management
                                                                                        Group, LLC
                                                                                    .   BlackRock
                                                                                        Investment
                                                                                        Management, LLC
------------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED           Class IB    Seeks to achieve long-term growth of         .   AllianceBernstein  (check mark)
  VOLATILITY/(1)/                      capital with an emphasis on risk-adjusted        L.P.
                                       returns and managing volatility in the       .   AXA Equitable
                                       Portfolio.                                       Funds Management
                                                                                        Group, LLC
                                                                                    .   BlackRock
                                                                                        Investment
                                                                                        Management, LLC
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED      Class IA    Seeks to maximize income while               .   AXA Equitable      (check mark)
  MANAGED VOLATILITY                   maintaining prospects for capital                Funds Management
                                       appreciation with an emphasis on risk-           Group, LLC
                                       adjusted returns and managing volatility in  .   BlackRock
                                       the Portfolio.                                   Investment
                                                                                        Management, LLC
                                                                                    .   Franklin
                                                                                        Advisers, Inc.
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP     Class IA    Seeks to achieve long-term total return      .   AXA Equitable      (check mark)
  VALUE MANAGED                        with an emphasis on risk-adjusted returns        Funds Management
  VOLATILITY                           and managing volatility in the Portfolio.        Group, LLC
                                                                                    .   BlackRock
                                                                                        Investment
                                                                                        Management, LLC
                                                                                    .   Franklin Advisory
                                                                                        Services, LLC
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON     Class IA    Primarily seeks capital appreciation and     .   AXA Equitable      (check mark)
  ALLOCATION MANAGED                   secondarily seeks income.                        Funds Management
  VOLATILITY                                                                            Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY          Class IA    Seeks to achieve long-term capital           .   AXA Equitable      (check mark)
  MANAGED VOLATILITY                   appreciation with an emphasis on risk-           Funds Management
                                       adjusted returns and managing volatility         Group, LLC
                                       in the Portfolio.                            .   BlackRock
                                                                                        Investment
                                                                                        Management, LLC
                                                                                    .   Morgan Stanley
                                                                                        Investment
                                                                                        Management Inc.
                                                                                    .   OppenheimerFunds,
                                                                                        Inc.
------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

----------------------------------------------------------------------------------------------------------------------
                                                                                  INVESTMENT MANAGER (OR
 EQ ADVISORS TRUST                                                                SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME           SHARE CLASS  OBJECTIVE                                  AS APPLICABLE)         MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE     Class IA    Seeks to achieve long-term growth of       .   AXA Equitable      (check mark)
  MANAGED VOLATILITY                   capital with an emphasis on risk-adjusted      Funds Management
                                       returns and managing volatility in the         Group, LLC
                                       Portfolio.                                 .   BlackRock
                                                                                      Investment
                                                                                      Management, LLC
                                                                                  .   EARNEST Partners,
                                                                                      LLC
                                                                                  .   Federated Global
                                                                                      Investment
                                                                                      Management Corp.
                                                                                  .   Massachusetts
                                                                                      Financial
                                                                                      Services Company
                                                                                      d/b/a MFS
                                                                                      Investment
                                                                                      Management
----------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL          Class IB    Seeks to achieve long-term growth of       .   AllianceBernstein  (check mark)
  MANAGED VOLATILITY/(1)/              capital with an emphasis on risk-adjusted      L.P.
                                       returns and managing volatility in the     .   AXA Equitable
                                       Portfolio.                                     Funds Management
                                                                                      Group, LLC
                                                                                  .   BlackRock
                                                                                      Investment
                                                                                      Management, LLC
----------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE    Class IA    Seeks to provide current income and long-  .   AXA Equitable      (check mark)
  MANAGED VOLATILITY                   term growth of income, accompanied by          Funds Management
                                       growth of capital with an emphasis on          Group, LLC
                                       risk-adjusted returns and managing         .   BlackRock
                                       volatility in the Portfolio.                   Investment
                                                                                      Management, LLC
                                                                                  .   Northern Cross,
                                                                                      LLC
----------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH       Class IA    Seeks to provide long-term capital growth  .   AXA Equitable      (check mark)
  MANAGED VOLATILITY                   with an emphasis on risk-adjusted returns      Funds Management
                                       and managing volatility in the Portfolio.      Group, LLC
                                                                                  .   BlackRock
                                                                                      Investment
                                                                                      Management, LLC
                                                                                  .   Loomis, Sayles &
                                                                                      Company, L.P.
                                                                                  .   T. Rowe Price
                                                                                      Associates, Inc.
                                                                                  .   Wells Capital
                                                                                      Management, Inc.
----------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE        Class IA    Seeks to achieve long-term growth of       .   AllianceBernstein  (check mark)
  MANAGED VOLATILITY                   capital with an emphasis on risk-adjusted      L.P.
                                       returns and managing volatility in the     .   AXA Equitable
                                       Portfolio.                                     Funds Management
                                                                                      Group, LLC
                                                                                  .   BlackRock
                                                                                      Investment
                                                                                      Management, LLC
                                                                                  .   Massachusetts
                                                                                      Financial
                                                                                      Services Company
                                                                                      d/b/a MFS
                                                                                      Investment
                                                                                      Management
----------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------
                                                                                    INVESTMENT MANAGER (OR
 EQ ADVISORS TRUST                                                                  SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME           SHARE CLASS  OBJECTIVE                                    AS APPLICABLE)         MANAGEMENT
------------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH   Class IA    Seeks to achieve capital appreciation.       .   Loomis, Sayles &
                                                                                        Company, L.P.
------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE          Class IA    Seeks to achieve long-term capital           .   AXA Equitable      (check mark)
  MANAGED VOLATILITY                   appreciation with an emphasis on risk            Funds Management
                                       adjusted returns and managing volatility         Group, LLC
                                       in the Portfolio.                            .   BlackRock
                                                                                        Investment
                                                                                        Management, LLC
                                                                                    .   Diamond Hill
                                                                                        Capital
                                                                                        Management, Inc.
                                                                                    .   Wellington
                                                                                        Management
                                                                                        Company, LLP
------------------------------------------------------------------------------------------------------------------------
AXA/MUTUAL LARGE CAP       Class IA    Seeks to achieve capital appreciation,       .   AXA Equitable      (check mark)
  EQUITY MANAGED                       which may occasionally be short-term,            Funds Management
  VOLATILITY                           with an emphasis on risk adjusted returns        Group, LLC
                                       and managing volatility in the Portfolio.    .   BlackRock
                                                                                        Investment
                                                                                        Management, LLC
                                                                                    .   Franklin Mutual
                                                                                        Advisers, LLC
------------------------------------------------------------------------------------------------------------------------
AXA NATURAL RESOURCES      Class IB    Seeks to achieve long-term growth of         .   AllianceBernstein
                                       capital.                                         L.P.
------------------------------------------------------------------------------------------------------------------------
AXA REAL ESTATE/(2)/       Class IB    Seeks to provide long-term capital           .   AllianceBernstein
                                       appreciation and current income.                 L.P.
------------------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL       Class IA    Seeks to achieve long-term capital growth    .   AXA Equitable      (check mark)
  EQUITY MANAGED                       with an emphasis on risk adjusted returns        Funds Management
  VOLATILITY                           and managing volatility in the Portfolio.        Group, LLC
                                                                                    .   BlackRock
                                                                                        Investment
                                                                                        Management, LLC
                                                                                    .   Templeton
                                                                                        Investment
                                                                                        Counsel, LLC
------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC         Class IA    Seeks to achieve capital appreciation and    .   BlackRock
  VALUE EQUITY                         secondarily, income.                             Investment
                                                                                        Management, LLC
------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS         Class IA    Seeks a combination of growth and            .   Boston Advisors,
  EQUITY INCOME                        income to achieve an above-average and           LLC
                                       consistent total return.
------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN        Class IA    Seeks to achieve long-term growth of         .   Capital Guardian
  RESEARCH                             capital.                                         Trust Company
------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX      Class IA    Seeks to achieve a total return before       .   AllianceBernstein
                                       expenses that approximates the total             L.P.
                                       return performance of the Russell 3000(R)
                                       Index, including reinvestment of
                                       dividends, at a risk level consistent with
                                       that of the Russell 3000(R) Index.
------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX/(1)/    Class IB    Seeks to achieve a total return before       .   SSgA Funds
                                       expenses that approximates the total return      Management, Inc.
                                       performance of the Barclays U.S.
                                       Intermediate Government/Credit Bond
                                       Index, including reinvestment of dividends,
                                       at a risk level consistent with that of the
                                       Barclays U.S. Intermediate Government/
                                       Credit Bond Index.
------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

---------------------------------------------------------------------------------------------------------------------
                                                                                   INVESTMENT MANAGER (OR
 EQ ADVISORS TRUST                                                                 SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME           SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)         MANAGEMENT
---------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS        Class IB    Seeks to achieve long-term growth of        .   AllianceBernstein
  EQUITY PLUS                          capital.                                        L.P.
                                                                                   .   AXA Equitable
                                                                                       Funds Management
                                                                                       Group, LLC
                                                                                   .   EARNEST Partners,
                                                                                       LLC
---------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX        Class IA    Seeks to achieve a total return before      .   AllianceBernstein
                                       expenses that approximates the total            L.P.
                                       return performance of the Standard &
                                       Poor's 500 Composite Stock Price Index,
                                       including reinvestment of dividends, at a
                                       risk level consistent with that of the
                                       Standard & Poor's 500 Composite Stock
                                       Price Index.
---------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND       Class IA    Seeks to achieve capital appreciation.      .   GAMCO Asset
  ACQUISITIONS                                                                         Management, Inc.
---------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL             Class IA    Seeks to maximize capital appreciation.     .   GAMCO Asset
  COMPANY VALUE                                                                        Management, Inc.
---------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS        Class IA    Seeks to achieve capital growth and cur-    .   AXA Equitable
                                       rent income.                                    Funds Management
                                                                                       Group, LLC
                                                                                   .   BlackRock
                                                                                       Investment
                                                                                       Management, LLC
                                                                                   .   First
                                                                                       International
                                                                                       Advisors, LLC
                                                                                   .   Wells Capital
                                                                                       Management, Inc.
---------------------------------------------------------------------------------------------------------------------
EQ/HIGH YIELD BOND         Class IB    Seeks to maximize current income.           .   AXA Equitable
                                                                                       Funds Management
                                                                                       Group, LLC
                                                                                   .   AXA Investment
                                                                                       Managers, Inc.
                                                                                   .   Post Advisory
                                                                                       Group, LLP
---------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE            Class IB    Seeks to achieve a total return before      .   AXA Equitable
  GOVERNMENT BOND/(1)/                 expenses that approximates the total            Funds Management
                                       return performance of the Barclays U.S.         Group, LLC
                                       Intermediate Government Bond Index,         .   SSgA Funds
                                       including reinvestment of dividends, at a       Management, Inc.
                                       risk level consistent with that of the Bar-
                                       clays U.S. Intermediate Government Bond
                                       Index.
---------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY    Class IA    Seeks to achieve a total return (before     .   AllianceBernstein
  INDEX                                expenses) that approximates the total           L.P.
                                       return performance of a composite index
                                       comprised of 40% DJ Euro STOXX 50
                                       Index, 25% FTSE 100 Index, 25% TOPIX
                                       Index and 10% S&P/ASX 200 Index,
                                       including reinvestment of dividends, at a
                                       risk level consistent with that of the
                                       composite index.
---------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK        Class IA    Seeks to achieve capital growth and         .   Invesco Advisers,
                                       income.                                         Inc.
---------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------------
                                                                                     INVESTMENT MANAGER (OR
 EQ ADVISORS TRUST                                                                   SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME           SHARE CLASS  OBJECTIVE                                     AS APPLICABLE)         MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE          Class IA    Seeks to achieve long-term capital            .   J.P. Morgan
  OPPORTUNITIES                        appreciation.                                     Investment
                                                                                         Management Inc.
-----------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX  Class IA    Seeks to achieve a total return before        .   AllianceBernstein
                                       expenses that approximates the total              L.P.
                                       return performance of the Russell 1000(R)
                                       Growth Index, including reinvestment of
                                       dividends at a risk level consistent with
                                       that of the Russell 1000(R) Growth Index.
-----------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX   Class IA    Seeks to achieve a total return before        .   SSgA Funds
                                       expenses that approximates the total              Management, Inc.
                                       return performance of the Russell 1000(R)
                                       Value Index, including reinvestment of
                                       dividends, at a risk level consistent with
                                       that of the Russell 1000(R) Value Index.
-----------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL       Class IA    Seeks to achieve capital appreciation.        .   Massachesetts
  GROWTH                                                                                 Financial
                                                                                         Services Company,
                                                                                         d/b/a MFS
                                                                                         Investment
                                                                                         Management
-----------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX           Class IA    Seeks to achieve a total return before        .   SSgA Funds
                                       expenses that approximates the total              Management, Inc.
                                       return performance of the Standard &
                                       Poor's Mid Cap 400 Index, including
                                       reinvestment of divi- dends, at a risk level
                                       consistent with that of the Standard &
                                       Poor's Mid Cap 400 Index.
-----------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET/(+)/       Class IA    Seeks to obtain a high level of current       .   The Dreyfus
                                       income, preserve its assets and maintain          Corporation
                                       liquidity.
-----------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID      Class IA    Seeks to achieve capital growth.              .   Morgan Stanley
  CAP GROWTH                                                                             Investment
                                                                                         Management Inc.
-----------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL      Class IA    Seeks to achieve capital appreciation.        .   OppenheimerFunds,
                                                                                         Inc.
-----------------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL       Class IB    Seeks to achieve maximum real return,         .   Pacific
  RETURN                               consistent with preservation of capital           Investment
                                       and prudent investment management.                Management
                                                                                         Company LLC
-----------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND  Class IA    Seeks to generate a return in excess of       .   Pacific
                                       traditional money market products while           Investment
                                       maintaining an emphasis on preservation           Management
                                       of capital and liquidity.                         Company LLC
-----------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX     Class IA    Seeks to replicate as closely as possible     .   AllianceBernstein
                                       (before expenses) the total return of the         L.P.
                                       Russell 2000 Index.
-----------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH    Class IA    Seeks to achieve long-term capital appre-     .   T. Rowe Price
  STOCK                                ciation and secondarily, income.                  Associates, Inc.
-----------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO OMEGA       Class IB    Seeks to achieve long-term capital            .   Wells Capital
  GROWTH                               growth.                                           Management, Inc.
-----------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

---------------------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE                                                                       INVESTMENT MANAGER (OR
 FUNDS) - SERIES II                                                              SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                   AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------
INVESCO V.I.         The fund's investment objective is to seek capital growth.  .   Invesco Advisers, Inc.
  AMERICAN
  FRANCHISE FUND
---------------------------------------------------------------------------------------------------------------
INVESCO V.I.         The fund's investment objective is to provide reasonable    .   Invesco Advisers, Inc.
  DIVERSIFIED        current income and long-term growth of income and
  DIVIDEND FUND      capital.
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL  The fund's investment objective is total return through     .   Invesco Advisers, Inc.
  REAL ESTATE FUND   growth of capital and current income.                       .   Invesco Asset Management
                                                                                     Limited
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH    The fund's investment objective is total return, comprised  .   Invesco Advisers, Inc.
  YIELD FUND         of current income and capital appreciation.
---------------------------------------------------------------------------------------------------------------
INVESCO V.I.         The fund's investment objective is long-term growth of      .   Invesco Advisers, Inc.
  INTERNATIONAL      capital.
  GROWTH FUND
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID     The fund's investment objective is long-term growth of      .   Invesco Advisers, Inc.
  CAP CORE EQUITY    capital.
  FUND
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL   The fund's investment objective is long-term growth of      .   Invesco Advisers, Inc.
  CAP EQUITY FUND    capital.

---------------------------------------------------------------------------------------------------------------
 AB VARIABLE PRODUCT
 SERIES FUND, INC.                                                               INVESTMENT MANAGER (OR
 - CLASS B                                                                       SUB-ADVISER(S),
 PORTFOLIO NAME       OBJECTIVE                                                  AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------
AB VPS BALANCED       The Portfolio's investment objective is to maximize total  .   AllianceBernstein L.P.
  WEALTH STRATEGY     return consistent with the Adviser's determination of
  PORTFOLIO           reasonable risk.
---------------------------------------------------------------------------------------------------------------
AB VPS                The Portfolio's investment objective is long-term growth   .   AllianceBernstein L.P.
  INTERNATIONAL       of capital.
  GROWTH PORTFOLIO

---------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY
 VARIABLE
 PORTFOLIOS, INC. -                                                        INVESTMENT MANAGER (OR
 CLASS II                                                                  SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                             AS APPLICABLE)
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP  The fund seeks long-term capital growth. Income is a  .   American Century
  LARGE COMPANY      secondary objective.                                      Investment Management,
  VALUE FUND                                                                   Inc.
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP  The fund seeks long-term capital growth. Income is a  .   American Century
  MID CAP VALUE FUND secondary objective.                                      Investment Management,
                                                                               Inc.
---------------------------------------------------------------------------------------------------------

 AMERICAN FUNDS
 INSURANCE
 SERIES(R)-                                                                         INVESTMENT MANAGER (OR
 CLASS P-2 SHARES                                                                   SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                      AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------
MANAGED RISK ASSET   The fund's investment objective is to provide you with high    .   Capital Research and
  ALLOCATION         total return (including income and capital gains) consistent       Management Company
  FUND/SM/           with preservation of capital over the long term while seeking  .   Sub-Adviser: Milliman
                     to manage volatility and provide downside protection.              Financial Risk
                                                                                        Management, LLC

------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
 INSURANCE
 SERIES(R)-                                                                   INVESTMENT MANAGER (OR
 CLASS 4 SHARES                                                               SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                AS APPLICABLE)
------------------------------------------------------------------------------------------------------------
BOND FUND/SM/        The fund's investment objective is to provide as high a  .   Capital Research and
                     level of current income as is consistent with the            Management Company
                     preservation of capital.
------------------------------------------------------------------------------------------------------------
GLOBAL SMALL         The fund's investment objective is to provide you with   .   Capital Research and
  CAPITALIZATION     long-term growth of capital.                                 Management Company
  FUND/SM/
------------------------------------------------------------------------------------------------------------
NEW WORLD FUND(R)    The fund's investment objective is long-term capital     .   Capital Research and
                     appreciation.                                                Management Company
------------------------------------------------------------------------------------------------------------

 BLACKROCK VARIABLE
 SERIES
 FUNDS, INC. -                                              INVESTMENT MANAGER (OR
 CLASS III                                                  SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                              AS APPLICABLE)
------------------------------------------------------------------------------------------
BLACKROCK GLOBAL     To seek high total investment return.  .   Adviser: BlackRock
  ALLOCATION V.I.                                               Advisors, LLC
  FUND
------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------
 BLACKROCK VARIABLE
 SERIES
 FUNDS, INC. -                                        INVESTMENT MANAGER (OR
 CLASS III                                            SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                        AS APPLICABLE)
------------------------------------------------------------------------------------
BLACKROCK LARGE CAP  Seeks long-term capital growth.  .   Adviser: BlackRock
  GROWTH V.I. FUND                                        Advisors, LLC


---------------------------------------------------------------------------------------------------------------
 FIDELITY(R)
 VARIABLE INSURANCE
 PRODUCTS (VIP) -                                                                INVESTMENT MANAGER (OR
 SERVICE CLASS 2                                                                 SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                   AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      The fund seeks to maximize total return by allocating its   .   Fidelity Management &
  ASSET MANAGER:     assets among stocks, bonds, short-term instruments, and         Research Company (FMR)
  GROWTH PORTFOLIO   other investments.
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks long-term capital appreciation.                       .   Fidelity Management &
  CONTRAFUND(R)                                                                      Research Company (FMR)
  PORTFOLIO
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      The fund seeks high total return with a secondary           .   Fidelity Management &
  FREEDOM 2015       objective of principal preservation as the fund approaches      Research Company (FMR)
  PORTFOLIO          its target date and beyond.                                 .   FMR Co., Inc.
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      The fund seeks high total return with a secondary           .   Fidelity Management &
  FREEDOM 2020       objective of principal preservation as the fund approaches      Research Company (FMR)
  PORTFOLIO          its target date and beyond.                                 .   FMR Co., Inc.
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      The fund seeks high total return with a secondary           .   Fidelity Management &
  FREEDOM 2025       objective of principal preservation as the fund approaches      Research Company (FMR)
  PORTFOLIO          its target date and beyond.                                 .   FMR Co., Inc.
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      The fund seeks high total return with a secondary           .   Fidelity Management &
  FREEDOM 2030       objective of principal preservation as the fund approaches      Research Company (FMR)
  PORTFOLIO          its target date and beyond.                                 .   FMR Co., Inc.
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID  Seeks long-term growth of capital.                          .   Fidelity Management &
  CAP PORTFOLIO                                                                      Research Company (FMR)
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks a high level of current income. The fund may also     .   Fidelity Management &
  STRATEGIC INCOME   seek capital appreciation.                                      Research Company (FMR)
  PORTFOLIO
---------------------------------------------------------------------------------------------------------------

 FIRST TRUST
 VARIABLE INSURANCE                                                      INVESTMENT MANAGER (OR
 TRUST                                                                   SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                           AS APPLICABLE)
-------------------------------------------------------------------------------------------------------
FIRST TRUST/DOW      Seeks to provide total return by allocating among   .   First Trust Advisors L.P.
  JONES DIVIDEND &   dividend-paying stocks and investment grade bonds.
  INCOME ALLOCATION
  PORTFOLIO
-------------------------------------------------------------------------------------------------------

 FRANKLIN TEMPLETON
 VARIABLE INSURANCE
 PRODUCTS TRUST -                                                                 INVESTMENT MANAGER (OR
 CLASS 2                                                                          SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                    AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------
FRANKLIN FOUNDING    The Fund's principal investment goal is capital              .   Fund Administrator:
  FUNDS ALLOCATION   appreciation. Its secondary goal is income.                      Franklin Templeton
  VIP FUND                                                                            Services, LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME VIP  Seeks to maximize income while maintaining prospects         .   Franklin Advisers, Inc.
  FUND               for capital appreciation.
----------------------------------------------------------------------------------------------------------------
FRANKLIN MUTUAL      The Fund's principal investment goal is capital              .   Franklin Mutual Advisers,
  SHARES VIP FUND    appreciation. Its secondary goal is income.                      LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN RISING      Seeks long-term capital appreciation, with preservation of   .   Franklin Advisory
  DIVIDENDS VIP FUND capital as an important consideration.                           Services, LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC   The Fund's principal investment goal is to seek a high       .   Franklin Advisers, Inc.
  INCOME VIP FUND    level of current income. Its secondary goal is capital
                     appreciation over long term.
----------------------------------------------------------------------------------------------------------------
TEMPLETON            Seeks long-term capital appreciation.                        .   Templeton Asset
  DEVELOPING                                                                          Management Ltd.
  MARKETS VIP FUND
----------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN    Seeks long-term capital growth.                              .   Templeton Investment
  VIP FUND                                                                            Counsel, LLC
----------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL     Seeks high current income, consistent with preservation of   .   Franklin Advisers, Inc.
  BOND VIP FUND      capital. Capital appreciation is a secondary consideration.
----------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH     Seeks long-term capital growth.                              .   Templeton Global
  VIP FUND                                                                            Advisors, Limited
----------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
 GOLDMAN SACHS
 VARIABLE
 INSURANCE TRUST -                                          INVESTMENT MANAGER (OR
 SERVICE SHARES                                             SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                              AS APPLICABLE)
------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT    Seeks long-term capital appreciation.  .   Goldman Sachs Asset
  MID CAP VALUE FUND                                            Management, L.P.
------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------------
 GUGGENHEIM                                                                    INVESTMENT MANAGER (OR
 VARIABLE TRUST                                                                SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                 AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
GUGGENHEIM VIF       The Fund seeks to generate positive total returns over    .   Security Investors, LLC,
  GLOBAL MANAGED     time.                                                         which operates under the
  FUTURES STRATEGY                                                                 name Guggenheim
  FUND                                                                             Investments.
-------------------------------------------------------------------------------------------------------------
GUGGENHEIM VIF       Seeks long-term capital appreciation with less risk than  .   Security Investors, LLC,
  MULTI-HEDGE        traditional equity funds.                                     which operates under the
  STRATEGIES FUND                                                                  name Guggenheim
                                                                                   Investments.

-------------------------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE
 INSURANCE                                                                     INVESTMENT MANAGER (OR
 PORTFOLIOS                                                                    SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                 AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ASSET  To seek to provide total return.                          .   Waddell & Reed Investment
  STRATEGY                                                                         Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP        To seek to provide total return.                          .   Waddell & Reed Investment
  DIVIDEND                                                                         Management Company
  OPPORTUNITIES                                                                    (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY To seek to provide capital growth and appreciation.       .   Waddell & Reed Investment
                                                                                   Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP        To seek to provide capital growth and appreciation.       .   Waddell & Reed Investment
  GLOBAL NATURAL                                                                   Management Company
  RESOURCES                                                                        (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP HIGH   To seek to provide total return through a combination of  .   Waddell & Reed Investment
  INCOME             high current income and capital appreciation.                 Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID    To seek to provide growth of capital.                     .   Waddell & Reed Investment
  CAP GROWTH                                                                       Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP        To seek to provide growth of capital.                     .   Waddell & Reed Investment
  SCIENCE AND                                                                      Management Company
  TECHNOLOGY                                                                       (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL  To seek to provide growth of capital.                     .   Waddell & Reed Investment
  CAP GROWTH                                                                       Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------

 LAZARD RETIREMENT
 SERIES, INC. -                                             INVESTMENT MANAGER (OR
 SERVICE SHARES                                             SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                              AS APPLICABLE)
------------------------------------------------------------------------------------------
LAZARD RETIREMENT    Seeks long-term capital appreciation.  .   Lazard Asset Management
  EMERGING MARKETS                                              LLC
  EQUITY PORTFOLIO

-------------------------------------------------------------------------------------------------------------
 LORD ABBETT SERIES
 FUND, INC. -                                                                  INVESTMENT MANAGER (OR
 CLASS VC                                                                      SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                 AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
LORD ABBETT BOND     The fund's investment objective is to seek high current   .   Lord, Abbett & Co. LLC
  DEBENTURE          income and the opportunity for capital appreciation to
  PORTFOLIO (VC)     produce a high total return.
-------------------------------------------------------------------------------------------------------------
LORD ABBETT CLASSIC  The fund's investment objective is growth of capital and  .   Lord, Abbett & Co. LLC
  STOCK PORTFOLIO    growth of income consistent with reasonable risk.
  (VC)
-------------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH   The fund's investment objective is capital appreciation.  .   Lord, Abbett & Co. LLC
  OPPORTUNITIES
  PORTFOLIO (VC)

-------------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS -                                                            INVESTMENT MANAGER (OR
 SERVICE CLASS                                                                 SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                 AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
MFS(R)               The fund's investment objective is to seek capital        .   Massachusetts Financial
  INTERNATIONAL      appreciation.                                                 Services Company
  VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS     The fund's investment objective is to seek capital        .   Massachusetts Financial
  TRUST SERIES       appreciation.                                                 Services Company
-------------------------------------------------------------------------------------------------------------
MFS(R)               The fund's investment objective is to seek capital        .   Massachusetts Financial
  MASSACHUSETTS      appreciation.                                                 Services Company
  INVESTORS GROWTH
  STOCK PORTFOLIO
-------------------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY    The fund's investment objective is to seek capital        .   Massachusetts Financial
  PORTFOLIO          appreciation.                                                 Services Company
-------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES     The fund's investment objective is to seek total return.  .   Massachusetts Financial
  SERIES                                                                           Services Company
-------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------
 NORTHERN LIGHTS                                                                    INVESTMENT MANAGER (OR
 VARIABLE TRUST                                                                     SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                      AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------
7TWELVE/TM/          The Portfolio seeks to provide superior risk-adjusted returns  .   7Twelve Advisors, LLC
  BALANCED PORTFOLIO when compared to the bond and equity markets in general.
------------------------------------------------------------------------------------------------------------------

 PIMCO VARIABLE
 INSURANCE TRUST -                                                                 INVESTMENT MANAGER (OR
 ADVISOR CLASS                                                                     SUB-ADVISER(S),
 PORTFOLIO NAME          OBJECTIVE                                                 AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------
PIMCO                    Seeks maximum real return consistent with prudent         .   Pacific Investment
  COMMODITYREALRETURN(R) investment management.                                        Management Company LLC
  STRATEGY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
PIMCO EMERGING           Seeks maximum total return, consistent with preservation  .   Pacific Investment
  MARKETS BOND           of capital and prudent investment management.                 Management Company LLC
  PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN        Seeks maximum real return, consistent with preservation   .   Pacific Investment
  PORTFOLIO              of real capital and prudent investment management.            Management Company LLC
-----------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN       Seeks maximum total return, consistent with preservation  .   Pacific Investment
  PORTFOLIO              of capital and prudent investment management.                 Management Company LLC
-----------------------------------------------------------------------------------------------------------------

                                                                               INVESTMENT MANAGER (OR
 PROFUNDS VP                                                                   SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                 AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
PROFUND VP           Seeks investment results, before fees and expenses, that  .   ProFund Advisors LLC
  BIOTECHNOLOGY      correspond to the performance of the Dow Jones U.S.
                     Biotechnology/SM /Index.

-------------------------------------------------------------------------------------------
 T. ROWE PRICE                                               INVESTMENT MANAGER (OR
 EQUITY SERIES, INC.                                         SUB-ADVISER(S),
 PORTFOLIO NAME       OBJECTIVE                              AS APPLICABLE)
-------------------------------------------------------------------------------------------
T. ROWE PRICE         Seeks long-term capital appreciation.  .   T. Rowe Price Associates,
  HEALTH SCIENCES                                                Inc.
  PORTFOLIO - II
-------------------------------------------------------------------------------------------


 VANECK VIP TRUST -                                                                  INVESTMENT MANAGER (OR
 S CLASS                                                                             SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                       AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL    Seeks long-term capital appreciation by investing primarily in  .   Van Eck Associates
  HARD ASSETS FUND   hard asset securities. Income is a secondary consideration.         Corporation
-------------------------------------------------------------------------------------------------------------------


(+)The Board of Trustees of EQ Advisors Trust has approved changes to the Portfolio's principal investment strategies that will allow the Portfolio to operate as a "government money market fund." Effective April 1, 2016, the Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(1)This variable investment option is also available as a Protection with Investment Performance variable investment option should you decide to fund your Guaranteed benefits. For more information, please see "What are your investment options under the contract?" earlier in this section.

(2)Formerly known as EQ/Real Estate PLUS.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-789-7771.

                        CONTRACT FEATURES AND BENEFITS

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this Prospectus. Any amounts allocated to the guaranteed interest option will not be included in your Protection with Investment Performance account value.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)the minimum interest rate guaranteed over the life of the contract,

(2)the yearly guaranteed interest rate for the calendar year, and

(3)the current interest rate.

We set current interest rates periodically, based on our discretion and according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but before the deduction of annual administrative charges and any withdrawal charges (if applicable).


Your lifetime minimum rate is 1.00%. The data page for your contract shows the lifetime minimum rate. The minimum yearly rate will never be less than the lifetime minimum rate. The minimum yearly rate for 2016 is 1.00%. Current interest rates will never be less than the yearly guaranteed interest rate.


We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

Generally, contributions and transfers into and out of the guaranteed interest option are limited. See "Transferring your money among the investment options" later in this Prospectus for restrictions on transfers from the guaranteed interest option.

ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING. (Series B and L contracts only) The account for special dollar cost averaging is part of our general account. We pay interest at enhanced guaranteed rates in this account for specified time periods. However, we are under no obligation to offer enhanced guaranteed rates at any point in time. We will credit interest to the amounts that you have in the account for special dollar cost averaging every day. We set the interest rates periodically, based on our discretion and according to the procedures that we have. We reserve the right to change these procedures.

We guarantee to pay our current interest rate that is in effect on the date that your contribution is allocated to this account. Your guaranteed interest rate for the time period you select will be shown in your contract for an initial contribution. The rate will never be less than the lifetime minimum rate for the guaranteed interest option. See "Dollar cost averaging" later in this section for rules and restrictions that apply to the account for special dollar cost averaging.

ALLOCATING YOUR CONTRIBUTIONS

You may allocate your contributions to the Investment Performance variable investment options, the guaranteed interest option or one of our Special DCA programs (depending on what series of Retirement Cornerstone(R) you purchase). If you are eligible to have one or more Guaranteed benefits and you wish to fund them, you may allocate contributions to the Protection with Investment Performance variable investment options or one of our Special DCA programs (depending on what series of Retirement Cornerstone(R) you purchase). Also, we limit the number of variable investment options which you may select. In addition, we may at any time exercise our right to limit or terminate transfers into any of the variable investment options.

Only amounts you allocate to the Protection with Investment Performance variable investment options and amounts in a Special DCA program designated for future transfers to the Protection with Investment Performance variable investment options will fund your Guaranteed benefits. These amounts will be used to calculate your Guaranteed benefit bases and will become part of your Protection with Investment Performance account value.

For example:


You purchase a Series B contract with an initial contribution of $100,000 and elected the GIB and the Highest Anniversary Value death benefit. You allocate $60,000 to the Protection with Investment Performance variable investment options and $40,000 to the Investment Performance variable investment options. The $60,000 will be included in your Protection with Investment Performance account value and will be used to calculate your GIB and Highest Anniversary Value benefit bases. $40,000 will be included in your Investment Performance account value.


Allocations must be whole percentages and you may change your allocations at any time. No more than 25% of any contribution to the contract may be allocated to the guaranteed interest option. The total of your allocations into all available investment options must equal 100%. We reserve the right to discontinue, and/or place additional limitations on, contributions and transfers to any of the variable investment options, including the Protection with Investment Performance variable investment options. We also reserve the right to discontinue acceptance of contributions into the contract. See "Additional limitations on contributions to the contract" in the table in "How you can purchase and contribute to your contract" under "Contract features and benefits."

It is important to note that the contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. If your financial professional is with AXA Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him or her regarding any different arrangements that may apply.

CUSTOM SELECTION RULES (APPLICABLE TO YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT ONLY)

For allocations to your Protection with Investment Performance account, you must allocate your contributions and transfers in accordance with our Custom Selection Rules. The Custom Selection Rules

                        CONTRACT FEATURES AND BENEFITS
require that all of your Protection with Investment Performance account value be allocated according to the category and investment option limits described below. Allocations to the Protection with Investment Performance account may be made through contributions and transfers from your Investment Performance account. These Custom Selection Rules do not apply to amounts allocated to your Investment Performance account.

Your Protection with Investment Performance account value must be allocated among the Protection with Investment Performance variable investment options in the following three categories:

CATEGORY 1 -- AXA STRATEGIC ALLOCATION

  AXA Balanced Strategy
  AXA Conservative Growth Strategy
  AXA Conservative Strategy
  AXA Moderate Growth Strategy

  AXA/AB Dynamic Moderate Growth


CATEGORY 2 -- FIXED INCOME

  EQ/Core Bond Index
  EQ/Intermediate Government Bond

CATEGORY 3 -- EQUITY

  AXA Growth Strategy
  AXA International Managed Volatility
  AXA 400 Managed Volatility
  AXA 500 Managed Volatility
  AXA 2000 Managed Volatility



Your contributions in the three categories must also generally be allocated according to the following category and investment option limits.

CATEGORY AND INVESTMENT OPTION LIMITS. The chart below sets forth the general category and investment option limits for allocations to your Protection with Investment Performance account only. The categories and investment option limits described here do not apply to amounts allocated to your Investment Performance account.

--------------------------------------------------------------------------------
                                                              CATEGORY
                                                   -----------------------------
                                                     1. AXA   2. FIXED 3. EQUITY
                                                   STRATEGIC   INCOME
                                                   ALLOCATION
--------------------------------------------------------------------------------
Maximum for category                               None/(1)/  None     60%
--------------------------------------------------------------------------------
Minimum for category                               None       40%/(2)/ None
--------------------------------------------------------------------------------
Maximum for each option                            None       None     10%/(3)/
--------------------------------------------------------------------------------

(1)If there is any allocation to Category 3, there is a 40% minimum allocation requirement to Category 2, thus limiting the amount that may be allocated to Category 1.
(2)Applies only if there is any allocation to Category 3.
(3)AXA 400 Managed Volatility and AXA 2000 Managed Volatility have a 10% maximum limit individually. AXA Growth Strategy, AXA International Managed Volatility and AXA 500 Managed Volatility are not subject to a per fund maximum.

There are no minimum allocations for any one Protection with Investment Performance variable investment option. Allocations must be in whole percentages.

We reserve the right to change our Custom Selection Rules at any time. We also reserve the right to discontinue, and/or place additional limitations on, contributions and transfers into any or all Protection with Investment Performance variable investment options, either directly or through one of our Special DCA programs. IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS.

POSSIBLE CHANGES TO THE CUSTOM SELECTION RULES. We may in the future revise the category limits, the investment limits, the categories themselves, and the investment options within each category, as well as combine the investment options within the same or in different categories (collectively, "category and investment option limits").

If we change our Custom Selection Rules, please note the following:

..   Any amounts you have allocated among the Protection with Investment
    Performance variable investment options will NOT be automatically reallocated to conform with the new Custom Selection Rules.

..   If your allocation instructions on file prior to a change to our Custom
    Selection Rules DO NOT COMPLY with our new Custom Selection Rules:

   -- you will NOT be automatically required to change your allocation instructions;

   -- if you make a subsequent contribution, you will NOT be required to change your allocation instructions;

   -- if you initiate a transfer, you WILL be required to change your instructions.

..   Any change to your allocation instructions must comply with our new Custom
    Selection Rules. Your new allocation instructions will apply to all future transactions, including subsequent contributions, transfers and rebalancing.

AUTOMATIC QUARTERLY REBALANCING Other than amounts attributable to a Special DCA program that are designated for future transfers to your Protection with Investment Performance variable investment options, your Protection with Investment Performance account value will be rebalanced automatically every three months which begins three months from your contract date. Rebalancing will occur on the same day of the month as your contract date. If that date is after the 28th of a month, rebalancing will occur on the first business day of the following month. If the date occurs on a date other than a business day, the rebalancing will occur on the next

                        CONTRACT FEATURES AND BENEFITS
business day. Rebalancing for the last quarter of a contract year will occur on the contract date anniversary. If this date occurs on a day other than a business day, the rebalance will occur on the business day immediately preceding the contract date anniversary. When we rebalance, we will transfer amounts among the Protection with Investment Performance variable investment options so that the percentage of your Protection with Investment Performance account value in each option at the end of the rebalancing date matches the most recent allocation instructions that we have received from you. Rebalancing does not assure a profit or protect against loss, so you should periodically review your allocation percentages as your needs change. You may request a rebalancing on the transaction date of a subsequent contribution.

A transfer among the Protection with Investment Performance variable investment options does not automatically change your allocation instructions for the rebalancing of your Protection with Investment Performance account value on a quarterly basis. This means that upon the next scheduled rebalancing, we will transfer amounts among your Protection with Investment Performance variable investment options pursuant to the allocation instructions on file. If you wish to change allocation instructions for the quarterly rebalancing, these instructions must meet our then current category and investment option limits and must be in writing on a form we provide.

If we change our Custom Selection Rules, your quarterly rebalancing will continue in accordance with your existing allocation instructions, unless you submit new allocation instructions.

If we discontinue contributions and transfers to the Protection with Investment Performance variable investment options, we reserve the right to default any subsequent contribution or transfer to the corresponding Investment Performance variable investment option, which invests in the same underlying Portfolio.

We may offer an optional rebalancing program for amounts allocated to your Investment Performance variable investment options and the guaranteed interest option. For more information, see "Rebalancing among your Investment Performance variable investment options and guaranteed interest option" in "Transferring your money among investment options" later in this Prospectus.

ALLOCATION INSTRUCTION CHANGES. You may change your instructions for allocations of future contributions. Any revised allocation instructions will also be used for quarterly rebalancing. Any revised allocation instructions must meet the category and investment option limits in place at the time that the instructions are received.

TRANSFERS. Once you allocate amounts to the Protection with Investment Performance variable investment options, such amounts may be transferred among the Protection with Investment Performance variable investment options in accordance with our Custom Selection Rules, but may not be transferred to the Investment Performance variable investment options or the guaranteed interest option. In addition, we may at any time exercise our right to limit or terminate transfers into any of the variable investment options. See "Transferring your account value" in "Transferring your money among investment options."

DOLLAR COST AVERAGING

We offer a variety of dollar cost averaging programs. Not all of the programs described here are available with each Retirement Cornerstone(R) Series contract. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term.

All amounts in a dollar cost averaging program will be transferred at the completion of the time period you select. Currently, our Special DCA programs time periods do not extend beyond 12 months. These plans of investing do not guarantee that you will earn a profit or be protected against losses.

--------------------------------------------------------------------------------
UNITS MEASURE YOUR VALUE IN EACH VARIABLE INVESTMENT OPTION.
--------------------------------------------------------------------------------

We offer the following dollar cost averaging programs in the Retirement Cornerstone(R) Series contracts:

..   Special dollar cost averaging;

..   Special money market dollar cost averaging;

..   General dollar cost averaging;

..   Investment simplifier.

The only dollar cost averaging programs that are available to fund your Guaranteed benefits are special dollar cost averaging and special money market dollar cost averaging (together, the "Special DCA programs"). Depending on the Retirement Cornerstone(R) Series contract you own, you will have one of the Special DCA programs available to you, but not both. Amounts allocated to a Special DCA program that are designated for future transfers to the Protection with Investment Performance variable investment options are included in the benefit bases for your Guaranteed benefits. The Special DCA programs allow you to gradually fund your Guaranteed benefits through systematic transfers to the Protection with Investment Performance variable investment options. Also, you may make systematic transfers to the Investment Performance variable investment options and the guaranteed interest option. Amounts in the account for special dollar cost averaging are credited with an enhanced interest rate over the time period selected. Amounts in the account for special money market dollar cost averaging are immediately invested in the EQ/Money Market variable investment option. Only new contributions may be allocated to a Special DCA program. For information on how a Special DCA program may affect certain Guaranteed benefits, see "Guaranteed income benefit" and "Guaranteed minimum death benefits" later in this section.

General dollar cost averaging and Investment simplifier, on the other hand, can only be used for systematic transfers to your Investment Performance variable investment options. Our Investment simplifier program is available for scheduled transfers from the guaranteed interest option to the Investment Performance variable investment options. Our General dollar cost averaging program is available for scheduled transfers from the EQ/Money Market variable investment option to the Investment Performance variable investment options. Below, we provide detail regarding each of the programs.

                        CONTRACT FEATURES AND BENEFITS

Generally, you may not elect both a dollar cost averaging program and a rebalancing option. The only exception is if you elect our Investment simplifier program with Option I under our rebalancing programs, which does not rebalance amounts in the guaranteed interest option. For more information on our rebalancing programs, see "Rebalancing among your Investment Performance variable investment options and guaranteed interest option" in "Transferring your money among investment options."

We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging programs. We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect. Not all dollar cost averaging programs are available in all states. For a state-by-state description of all material variations of this contract, including information on the availability of our dollar cost averaging programs in your state, see Appendix V later in this Prospectus.

OUR SPECIAL DCA PROGRAMS. We currently offer the "Special dollar cost averaging program" under the Series B and Series L contracts and the "Special money market dollar cost averaging program" under the Series C, Series CP(R) and Series ADV contracts.

SPECIAL DOLLAR COST AVERAGING PROGRAM

Under the special dollar cost averaging program, you may dollar cost average from the account for special dollar cost averaging, which is part of the general account. We credit daily interest, which will never be less than 2% or the guaranteed lifetime minimum rate for the guaranteed interest option, whichever is greater, to amounts allocated to this account. Currently, the guaranteed lifetime minimum rate is 1.00%. We guarantee to pay the current interest rate that is in effect on the date that your contribution is allocated to this account. That interest rate will apply to that contribution as long as it remains in the account for special dollar cost averaging. The guaranteed interest rate for the time period that you select will be shown in your contract for your initial contribution. We set the interest rates periodically, based on our discretion and according to procedures that we have. We reserve the right to change these procedures.

We will transfer amounts from the account for special dollar cost averaging into the investment options you designate over an available time period that you select. If the special dollar cost averaging program is selected at the time of the application to purchase the contract, a 60 day rate lock will apply from the date of application. Any contribution(s) received during this 60 day period will be credited with the interest rate offered on the date of application for the duration of the time period selected at application. Any contribution(s) received after the 60 day rate lock period has ended will be credited with the then current interest rate for the duration of the time period selected at application. Contribution(s) made to the account for special dollar cost averaging after the contract has been issued will be credited with the then current interest rate on the date the contribution is received by us for the time period initially selected by you. Once the time period you selected has ended, you may select another time period for future contributions. At that time, you may also select a different allocation for transfers to the investment options, or, if you wish, we will continue to use the allocation that you previously made.

SPECIAL MONEY MARKET DOLLAR COST AVERAGING PROGRAM

Under the special money market dollar cost averaging program, you may dollar cost average from the account for special money market dollar cost averaging, which is part of the EQ/Money Market variable investment option. We will transfer amounts from the account for special money market dollar cost averaging into the Protection with Investment Performance variable investment options, the Investment Performance variable investment options and the guaranteed interest option over an available time period that you select. One of the primary benefits of the special money market dollar cost averaging program is that amounts in the program designated for the Protection with Investment Performance variable investment options count toward your Guaranteed benefits on the business day you establish the program.

                              -------------------

Under both Special DCA programs, the following applies:

..   Initial contributions to a Special DCA program must be at least $2,000;
    subsequent contributions to an existing Special DCA program must be at least $250;

..   Subsequent contributions to an existing program do not extend the time period of the program;

..   Contributions into a Special DCA program must be new contributions; you may not make transfers from amounts allocated to other investment options to initiate a Special DCA program;

..   We offer time periods of 3, 6 or 12 months. We may also offer other time periods; you may only have one time period in effect at any time and once you select a time period, you may not change it;

..   Contributions to a Special DCA program may be designated for the Protection with Investment Performance variable investment options, the Investment Performance variable investment options and/or the guaranteed interest option, subject to the following:

   -- If you want to take advantage of one of our Special DCA programs, 100% of your contribution must be allocated to either the account for special dollar cost averaging or the account for special money market dollar cost averaging. In other words, your contribution cannot be split between the Special DCA program and any other investment options available under the contract.

   -- If you want to dollar cost average into the guaranteed interest option, 100% of your contribution must be allocated to the Special DCA program. Up to 25% of your Special DCA program may be designated for the guaranteed interest option, even if such a transfer would result in more than 25% of your Total account value being allocated to the guaranteed interest option. See "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus.

..   Your instructions for the program must match your allocation instructions on file on the day the program is established. If you change your allocation instructions on file while the Special DCA program is in effect, the ratio of amounts allocated to the Protection with Investment Performance account to amounts

                        CONTRACT FEATURES AND BENEFITS
   allocated to the Investment Performance account will not change. However, amounts will be allocated within each account according to your new instructions;

..   Your Guaranteed benefit base(s) will be increased to reflect any contribution to the Special DCA program that you have instructed us to transfer to the Protection with Investment Performance variable investment options. The Annual Roll-up rate (or Deferral bonus Roll-up rate, if applicable) in effect on your contract will apply immediately to any contribution that is designated to be transferred to the Protection with Investment Performance variable investment options. For Series CP(R) contracts, the Annual Roll-up rate (or Deferral bonus Roll-up rate, if applicable) in effect will not be applied to credits associated with contributions allocated to the Special DCA program that are designated to be transferred to the Protection with Investment Performance variable investment options;

..   IF WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE
    ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS AND TRANSFERS INTO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, AND YOUR SPECIAL DCA PROGRAM HAS TRANSFERS SCHEDULED TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, THE PROGRAM WILL CONTINUE FOR ITS DURATION. HOWEVER, SUBSEQUENT CONTRIBUTIONS TO ANY PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS UNDER A SPECIAL DCA PROGRAM WILL NOT BE PERMITTED;

..   IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO
    DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS;

..   We will transfer all amounts by the end of the chosen time period. The transfer date will be the same day of the month as the contract date, but not later than the 28th day of the month. For a Special DCA program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the Special DCA program, but not later than the 28th day of the month. The only transfers that will be made are your regularly scheduled transfers to the variable investment options. If you request to transfer any other amounts from your Special DCA program, we will transfer all of the value that you have remaining in the account to the investment options according to the allocation percentages for the Special DCA program that we have on file for you;

..   Except for withdrawals made under our Automatic RMD withdrawal service or our other automated withdrawal programs (systematic withdrawals and substantially equal withdrawals), or for the assessment of contract charges, any unscheduled partial withdrawal from your Special DCA program will terminate your Special DCA program. Any amounts remaining in the account after the program terminates will be transferred to the destination investment options according to your Special DCA program allocation instructions. Any withdrawal which results in a reduction in the Special DCA program amount previously included in your Guaranteed benefit bases will reduce the Guaranteed benefit bases as described later in this Prospectus. See "How withdrawals affect your Guaranteed benefits" later in this section;

..   If you elect any dollar cost averaging program, rebalancing Option II is not available. If you elect a general dollar cost averaging program or special money market dollar cost averaging, rebalancing Option I is not available. See "Rebalancing among your Investment Performance variable investment options and guaranteed interest option" in "Transferring your money among investment options" later in this Prospectus to learn more about rebalancing;

..   All of the dollar cost averaging programs available under your Retirement
    Cornerstone(R) Series contracts can be selected if you enrolled in our Systematic transfer program. However, no amounts will be transferred out of a Special DCA program as part of the Systematic transfer program;

..   A Special DCA program may not be in effect at the same time as a general dollar cost averaging program;

..   The only dollar cost averaging program available to fund your Guaranteed benefits is a Special DCA program;

..   You may cancel your participation at any time. If you terminate your
    Special DCA program, we will allocate any remaining amounts in your Special DCA program pursuant to your program allocations on file;

..   If you are dollar cost averaging into the Protection with Investment
    Performance variable investment options when you decide to drop all Guaranteed benefits ("post-funding drop"), we will default future transfers designated for the Protection with Investment Performance variable investment options to the corresponding Investment Performance variable investment options that invest in the same underlying Portfolios. Also, you can cancel your Special DCA program and accelerate all transfers to the corresponding Investment Performance variable investment options. See "Dropping or changing your Guaranteed benefits" later in this section and Appendix I for more information; and

..   We may offer these programs in the future with transfers on a different basis. Your financial professional can provide information in the time periods and interest rates currently available in your state, or you may contact our processing office.

GENERAL DOLLAR COST AVERAGING PROGRAM

If your value in the EQ/Money Market variable investment option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to

                        CONTRACT FEATURES AND BENEFITS
any of the Investment Performance variable investment options. For a state-by-state description of all material variations of this contract, including information on the availability of our general dollar cost averaging program, see Appendix V later in this Prospectus.

You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market variable investment option have been transferred out. The minimum amount that we will transfer each time is $250. The instructions for the program may differ from your allocation instructions on file.

If, on any transfer date, your value in the EQ/Money Market variable investment option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

You may not participate in our optional rebalancing programs if you elect the general dollar cost averaging program.

INVESTMENT SIMPLIFIER

FIXED-DOLLAR OPTION. Under this option, you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the Investment Performance variable investment options of your choice. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. Unlike the account for special dollar cost averaging, the fixed dollar option does not offer enhanced rates. Also, this option is subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified if this occurs. You must send in a request form to resume the program in the next or subsequent contract years.

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, provided the transfer complies with the same guaranteed interest option transfer limitations referenced above. If the transfer does not comply with the transfer limitations, the transfer will not be made and the program will end. You may change the transfer amount once each contract year or cancel this program at any time.

INTEREST SWEEP OPTION. Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the Investment Performance variable investment options of your choice. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. If the amount in the guaranteed interest option falls below $7,500 at the beginning of the month, no transfer will be made that month. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office. Transfers under the Interest sweep option are subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus.

CREDITS (FOR SERIES CP(R) CONTRACTS)

A credit will also be allocated to your Total account value at the same time that we allocate your contribution. Credits are allocated to the same investment options based on the same percentages used to allocate your contributions. We do not include credits in calculating any of your Guaranteed benefit bases under the contract, except to the extent that any credits are part of the Protection with Investment Performance account value, which is used to calculate the Highest Anniversary Value benefit base or a benefit base reset in connection with the GIB benefit base or the Roll-up to age 85 benefit base (used to calculate the "Greater of" death benefit). For more information on how Credits affect your benefit bases, see "Series CP(R) Credits and your Guaranteed benefit bases" later in this section.

The amount of the credit will be either 4% or 5% of each contribution based on your total first-year contributions.

-------------------------------------------------
                                CREDIT PERCENTAGE
                                   APPLIED TO
FIRST YEAR TOTAL CONTRIBUTIONS    CONTRIBUTIONS
-------------------------------------------------
     Less than $350,000                 4%
-------------------------------------------------
     $350,000 or more                   5%
-------------------------------------------------

This credit percentage will be credited to your initial contribution and each subsequent contribution made in the first contract year (after adjustment as described below), as well as those in the second and later contract years. THE CREDIT WILL APPLY TO SUBSEQUENT CONTRIBUTIONS ONLY TO THE EXTENT THAT THE SUM OF THAT CONTRIBUTION AND PRIOR CONTRIBUTIONS TO WHICH NO CREDIT WAS APPLIED EXCEEDS THE TOTAL WITHDRAWALS MADE FROM THE CONTRACT SINCE THE ISSUE DATE. THE CREDIT WILL NOT BE APPLIED IN CONNECTION WITH A PARTIAL CONVERSION OF A TRADITIONAL IRA CONTRACT TO A ROTH IRA CONTRACT.

For example, assume you make an initial contribution of $100,000 to your contract with the entire amount allocated to the Investment Performance account. Your Investment Performance account is credited with $4,000 (4% x $100,000). After that, you decide to withdraw $7,000 from your contract. Later, you make a subsequent contribution of $3,000 to the Investment Performance account. You receive no credit on your $3,000 contribution since it does not exceed your total withdrawals ($7,000). Further assume that you make another subsequent contribution of $10,000 to the Investment Performance account. At that time, your Investment Performance account will be credited with $240 [4% x (10,000 + 3,000 - 7,000)].

                        CONTRACT FEATURES AND BENEFITS

Although the credit, as adjusted at the end of the first contract year, will be based upon first year total contributions, the following rules affect the percentage with which contributions made in the first contract year are credited during the first contract year:

..   Indication of intent: If you indicate in the application at the time you purchase your contract an intention to make contributions to equal or exceed $350,000 in the first contract year (the "Expected First Year Contribution Amount") and your initial contribution is at least $175,000, your credit percentage will be as follows:

   -- For any contributions resulting in total contributions to date less than your Expected First Year Contribution Amount, the credit percentage will be the percentage that applies to the Expected First Year Contribution Amount based on the table above.

   -- If, at the end of the first contract year, your total contributions were lower than your Expected First Year Contribution Amount such that the credit applied should have been 4%, we will recover any Excess Credit. The Excess Credit is equal to the difference between the credit that was actually applied based on your Expected First Year Contribution Amount (as applicable) and the credit that should have been applied based on first year total contributions. Here, that would be 1%.

   -- The "Indication of intent" approach to first year contributions is not available in all states. Please see Appendix V later in this Prospectus for more information on state availability.

For example:

In your application, you include an Indication of intent to contribute $350,000 and make an initial contribution of $200,000. You do not make any additional contributions in the first contract year. Your Total account value will initially be credited with $10,000 (5% x $200,000). On your contract date anniversary, your Total account value will be reduced by $2,000 (1% x $200,000).

..   No indication of intent:

   -- For your initial contribution, we will apply the credit percentage based upon the above table.

   -- For any subsequent first contract year contribution that results in the higher applicable credit percentage (based on total contributions to date), we will increase the credit percentage applied to that contribution, as well as any prior or subsequent contributions made in the first contract year, accordingly.

In addition to the recovery of any Excess Credit, we will recover all of the credit or a portion of the credit in the following situations:

..   If you exercise your right to cancel the contract, we will recover the entire credit made to your contract (see "Your right to cancel within a certain number of days" later in this Prospectus). Also, you will not be reimbursed for any charges deducted before cancellation, except in states where we are required to return the amount of your contributions. In states where we are required to return your account value, the amount we return to you upon cancellation will reflect any investment gain or loss in the variable investment options (less the daily charges we deduct) associated with your contributions and the full amount of the credit. See "Charges and expenses" later in this Prospectus for more information.

..   If you start receiving annuity payments within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years.

..   If the owner (or older joint owner, if applicable) dies during the one-year period following our receipt of a contribution to which a credit was applied, we will recover the amount of such credit.

For example:

You make an initial contribution of $100,000 to your contract and your Total account value is credited with $4,000 (4% x $100,000). If you (i) exercise your right to cancel the contract, (ii) start receiving annuity payments within three years of making the contribution, or (iii) die during the one-year period following the receipt of the contribution, we will recapture the entire credit and reduce your Total account value by $4,000.

When we recover any portion of a credit, we take the dollar amount of the credit from your investment options on a pro rata basis. We do not include credits in the calculation of any withdrawal charge. We do not include credits in calculating any of your Guaranteed benefit bases under the contract, except to the extent that any credits are part of your Protection with Investment Performance account value, which is used to calculate the Highest Anniversary Value death benefit or a reset under the GIB benefit base reset or a reset of the Roll-up to age 85 component of the "Greater of" death benefit. Credits are included in the assessment of any charge that is based on your account value. Credits are also not considered to be part of your investment in the contract for tax purposes. See "Series CP(R) Credits and your Guaranteed benefit bases" later in this section.

We use a portion of the operations charge and withdrawal charge to help recover our cost of providing the Credit. We expect to make a profit from these charges. See "Charges and expenses" later in this Prospectus. The charge associated with the credit may, over time, exceed the sum of the credit and any related earnings. While we cannot state with any certainty when this will happen, we believe that it is likely that if you hold your Series CP(R) contract for 20 years, you may be better off in a contract without a credit, and with a lower operations charge. Your actual results will depend on the investment returns on your contract. Therefore, if you plan to hold the contract for an extended period of time, you may wish to consider purchasing a contract that does not include a credit. You should consider this possibility before purchasing the contract.

For a state-by-state description of all material variations of the contracts, including information on the recovery of credits, see Appendix V later in this Prospectus.

GUARANTEED INCOME BENEFIT

This section describes the Guaranteed income benefit, or "GIB". The GIB guarantees, subject to certain restrictions, annual lifetime payments ("Lifetime GIB payments") that are calculated by applying a percentage (which is based on age 95 (or the age of a younger joint

                        CONTRACT FEATURES AND BENEFITS
life, if applicable) or your age at the time your Protection with Investment Performance account goes to zero or contract maturity) to your GIB benefit base. The GIB also allows you to take certain withdrawals (your "Annual withdrawal amount") prior to the beginning of your Lifetime GIB payments. Your Annual withdrawal amount for the next contract year is calculated each contract date anniversary by applying a percentage ("the Annual Roll-up rate") to your GIB benefit base. Lifetime GIB payments and your Annual withdrawal amount are described later in this section. With respect to your GIB, it is important to note the following:

..   Once a withdrawal is taken from your Protection with Investment Performance account, you cannot make additional contributions to your Protection with Investment Performance account, either directly or through a Special DCA program. You can, however, continue to make transfers from your Investment Performance account to the Protection with Investment Performance variable investment options until such time you make a subsequent contribution to your Investment Performance account at which point transfers into the Protection with Investment Performance account will no longer be available. Scheduled transfers from an existing Special DCA program will continue, even after such subsequent contribution is made to the Investment Performance account.

..   Withdrawals in excess of your Annual withdrawal amount (an "Excess withdrawal") can greatly reduce the value of your GIB. An Excess withdrawal that reduces your Protection with Investment Performance account value to zero will cause your GIB to terminate.

In order to fund your Guaranteed income benefit, you must make contributions or transfers to the Protection with Investment Performance account. All allocations to the Protection with Investment Performance account must be made in accordance with our Custom Selection Rules. The Custom Selection Rules require that all of your Protection with Investment Performance account value be allocated according to certain category and investment option limits. IF YOU ALLOCATE MONEY TO THE "EQUITY" CATEGORY, YOUR ALLOCATION INSTRUCTIONS MUST INCLUDE AT LEAST A 40% MINIMUM ALLOCATION TO THE "FIXED INCOME" CATEGORY. This will also limit the amount that may be allocated to the "AXA Strategic Allocation" Category. For detailed information on how our Custom Selection Rules work, see "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus.

The GIB is issued with all eligible contracts unless you tell us you do not want it (or "opt out") at the time you apply for your Retirement Cornerstone(R) contract. The GIB is issued to owners age 20 - 75 (ages 20 - 70 for Series CP(R)) and with all contract types except Inherited IRA. If the contract is jointly owned, eligibility for the GIB will be issued based on the older owner's age. The GIB cannot be added to your contract later if you decide to opt-out.

You can drop your GIB at any time prior to funding your Protection with Investment Performance account. For all Series except Series C and Series ADV, if you fund your Protection with Investment Performance account at issue, you can drop your GIB provided that the contributions to the contract are no longer subject to withdrawal charges. If you fund your Protection with Investment Performance account after issue, you cannot drop the GIB until the later of
(i) the contract date anniversary following the date the Protection with Investment Performance account is funded, and (ii) the expiration of all withdrawal charges. For Series C and Series ADV contracts, if you fund the Protection with Investment Performance account at issue, you can drop your GIB if your contract has been in force for at least four contract years. It is important to note that if you decide to drop your GIB, either before or after funding your Protection with Investment Performance account, your Guaranteed minimum death benefit may be affected. Please see "Dropping or changing your Guaranteed benefits" later in this section and Appendix I for more information.

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THE GIB IS ISSUED WITH ALL ELIGIBLE CONTRACTS UNLESS YOU TELL US YOU DO NOT
WANT IT (OR "OPT OUT") AT THE TIME YOU COMPLETE YOUR APPLICATION.
--------------------------------------------------------------------------------

When you purchase a contract with the GIB, you can combine it with one of our Guaranteed minimum death benefits: (i) the Return of Principal death benefit,
(ii) the Highest Anniversary Value death benefit, or (iii) the "Greater of" death benefit.

There is an additional charge for the GIB which is described under "Guaranteed income benefit charge" in "Charges and expenses" later in this Prospectus.


If you elected the GIB and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus.


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THE GUARANTEED INCOME BENEFIT SHOULD BE REGARDED AS A SAFETY NET ONLY.
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GIB BENEFIT BASE

Your GIB has a benefit base. Your GIB benefit base is not an account value or cash value. The GIB benefit base is used to calculate your Lifetime GIB payments, your Annual withdrawal amount and the charge for the benefit. Your GIB benefit base is equal to:

..   Your initial contribution and any subsequent contributions to the
    Protection with Investment Performance variable investment options, either directly or through a Special DCA program; plus

..   Any amounts in a Special DCA program that are designated for future transfers to the Protection with Investment Performance variable investment options; plus

..   Any transfers to the Protection with Investment Performance variable investment options; less

..   A deduction that reflects any "Excess withdrawal" amounts (plus any applicable withdrawal charges); plus

..   "Deferral bonus Roll-up amount" OR any "Annual Roll-up amount", minus a deduction that reflects any withdrawals up to the Annual withdrawal amount. (Withdrawal charges do not apply to amounts withdrawn up to the Annual withdrawal amount.)

                        CONTRACT FEATURES AND BENEFITS

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EITHER THE DEFERRAL BONUS ROLL-UP AMOUNT OR THE ANNUAL ROLL-UP AMOUNT IS CREDITED TO THE BENEFIT BASES OF YOUR GUARANTEED BENEFITS ON EACH CONTRACT DATE ANNIVERSARY. THESE AMOUNTS ARE CALCULATED BY TAKING INTO ACCOUNT YOUR GIB BENEFIT BASE FROM THE PRECEDING CONTRACT DATE ANNIVERSARY, THE APPLICABLE ROLL-UP RATE UNDER YOUR CONTRACT, CONTRIBUTIONS AND TRANSFERS TO THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT DURING THE CONTRACT YEAR AND FOR THE ANNUAL ROLL-UP AMOUNT, ANY WITHDRAWALS UP TO THE ANNUAL WITHDRAWAL AMOUNT DURING THE CONTRACT YEAR. THE CALCULATION OF BOTH THE DEFERRAL BONUS ROLL-UP AMOUNT AND
THE ANNUAL ROLL-UP AMOUNT ARE DISCUSSED LATER IN THIS SECTION.
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Beginning in the contract year that follows the contract year in which you fund your Protection with Investment Performance account, if your Lifetime GIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your GIB benefit base. However, those same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to the GIB benefit base at the end of the contract year. Remember that the Roll-up amount applicable under your contract does not become part of your GIB benefit base until the end of the contract year. THE PORTION OF ANY WITHDRAWAL IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL REDUCE YOUR GIB BENEFIT BASE ON A PRO RATA BASIS. SEE "ANNUAL WITHDRAWAL AMOUNT" LATER IN THIS SECTION.

On every contract date anniversary from your contract date up to the contract date anniversary following your 95th birthday or contract maturity (if earlier), your GIB benefit base will automatically reset to equal your Protection with Investment Performance account value if your Protection with Investment Performance account value is greater than the calculation described above. The GIB benefit base reset is described in more detail below.

Only amounts you allocate to the Protection with Investment Performance variable investment options and amounts in a Special DCA program designated for the Protection with Investment Performance variable investment options will fund your GIB. These amounts will be included in your GIB benefit base and will become part of your Protection with Investment Performance account value. See "Allocating your contributions" earlier in this section for more information.

For example:

You purchase a Retirement Cornerstone(R) -- Series B contract with an initial contribution of $100,000 and allocate $60,000 to the Protection with Investment Performance variable investment options and $40,000 to the Investment Performance variable investment options. Your initial GIB benefit base will be $60,000.

Provided you did not opt out of the GIB, you can fund your GIB benefit by allocating money to the Protection with Investment Performance variable investment options (either directly or through a special DCA program) immediately or at some later date. Allocations to the Protection with Investment Performance variable investment options also fund your Guaranteed minimum death benefit. Please note that all allocations to your Protection with Investment Performance account must comply with our Custom Selection Rules. See "Allocating your contributions" earlier in this section.

Your "Deferral bonus Roll-up amount" and "Annual Roll-up amount" are described below. Your GIB benefit base stops "rolling up" on the contract date anniversary following the owner's (or older joint owner's, if applicable) 95th birthday. If the annuitant is older than the owner, the contract maturity date (the point at which Lifetime GIB payments must begin and Roll-ups will end) will precede the owner's 95th birthday.

For contracts with non-natural owners, the GIB benefit base will be based on the annuitant's (or older joint annuitant's) age.

The amount of the deduction for an "Excess withdrawal" and the deduction for the Annual withdrawal amount are described under "How withdrawals affect your Guaranteed benefits" later in this section. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

For Series CP(R) contracts only, any credit amounts attributable to your contributions are not included in your GIB benefit base. This includes credit amounts transferred from your Investment Performance account. Credits to your Investment Performance account are always considered transferred first. Amounts transferred in excess of credit amounts, which may include earnings on the credit amounts, will increase your GIB benefit base. All transfers, however, will increase your Protection with Investment Performance account value by the total amount of the transfer.

For example, you make an initial contribution of $100,000 and allocate the entire $100,000 to the Investment Performance variable investment options. Your Investment Performance account is credited with $4,000 (4% x $100,000). Assume you later transfer $5,000 to the Protection with Investment Performance variable investment options, which represents the credit amount plus earnings, some of which are attributable to the credit amount. Your GIB benefit base would equal $1,000 ($5,000 - $4,000). However, your Protection with Investment Performance account value would still increase by the transfer, which in this example is $5,000. For more information, see "Series CP(R) contracts and your Guaranteed benefit bases" below.

As discussed earlier in this section, your GIB benefit base is not an account value or cash value. As a result, the GIB benefit base cannot be split or divided in any proportion in connection with a divorce. See "How divorce may affect your Guaranteed benefits" in "More information."

Please see Appendix III later in this Prospectus for an example of how the GIB benefit base is calculated.

You do not have an Annual withdrawal amount in the first contract year in which you fund your Protection with Investment Performance account. A withdrawal from your Protection with Investment Performance account in the first contract year in which you fund the Protection with Investment Performance account will reduce your GIB benefit base on a pro rata basis. Beginning with the contract year that follows the contract year in which you fund your Protection with Investment Performance account, if your Lifetime GIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GIB benefit base. The portion of a withdrawal in excess of your Annual withdrawal amount will reduce your GIB benefit base on a pro rata basis. See "Annual withdrawal amount" later in this section.

ANNUAL ROLL-UP RATE

The Annual Roll-up rate is used to calculate your Annual withdrawal amount. It is also used to calculate amounts credited to your GIB benefit base for the contract year in which the first withdrawal is

                        CONTRACT FEATURES AND BENEFITS
made from your Protection with Investment Performance account and all subsequent contract years. A different Roll-up rate is used to calculate amounts credited to your GIB benefit base in the contract years prior to the first withdrawal from your Protection with Investment Performance account -- it is called the "Deferral bonus Roll-up rate". The Deferral bonus Roll-up rate is described below.

The Annual Roll-up rate is variable and is tied to the Ten-Year Treasuries Formula Rate described below, but the minimum rate will never be less than 4% or greater than 8% in all contract years. The Annual Roll-up rate will be set at our discretion, subject to the stated minimum. We reserve the right, however, to declare an Annual Roll-up rate that is greater than 8%.

..   TEN-YEAR TREASURIES FORMULA RATE. For each calendar quarter, this rate is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th day of the last month of the preceding calendar quarter, plus 1.00%, rounded to the nearest 0.10%. U.S. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

DEFERRAL BONUS ROLL-UP RATE

The Deferral bonus Roll-up rate is only used to calculate amounts credited to your GIB benefit base through the end of the contract year that precedes the contract year in which the first withdrawal is made from your Protection with Investment Performance account. The Deferral bonus Roll-up rate is never used to calculate your Annual withdrawal amount under the GIB.

Beginning with the first contract year in which you fund your Protection with Investment Performance account, the Roll-up amount credited to your GIB benefit base at the end of the contract year (the "Deferral bonus Roll-up amount") will be calculated using the Deferral bonus Roll-up rate. Once you take a withdrawal from your Protection with Investment Performance account, the Deferral bonus Roll-up amount will not be credited at the end of the contract year in which the withdrawal was taken and will terminate for the life of the contract. Instead, the Annual Roll-up amount will be credited.

The Deferral bonus Roll-up rate is designed as an incentive to defer taking your first withdrawal from your Protection with Investment Performance account until later contract years while potentially building greater Guaranteed benefit bases with a higher Roll-up rate.

The Deferral bonus Roll-up rate is variable and is tied to the Deferral Bonus Ten-Year Treasuries Formula Rate described below. The minimum Deferral bonus Roll-up rate will never be less than 4% or greater than 8% in all contract years up until the first withdrawal from the Protection with Investment Performance account. The Deferral bonus Roll-up rate will be set at our discretion, subject to the stated minimum. We reserve the right, however, to declare a Deferral bonus Roll-up rate that is greater than 8%.

..   DEFERRAL BONUS TEN-YEAR TREASURIES FORMULA RATE. For each calendar quarter, this rate is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th day of the last month of the preceding calendar quarter, plus 1.50%, rounded to the nearest 0.10%. U.S. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board
    Constant Maturity Series is discontinued.

As described above, both the Annual Roll-up rate and the Deferral bonus Roll-up rate will never be less than 4% or greater than 8% in all contract years. Based on the underlying formula rates that are used in arriving at the two Roll-up rates, it is expected that the Deferral bonus Roll-up rate will generally be 0.50% greater than the Annual Roll-up rate. However, this is not guaranteed. In certain interest rate environments, the Deferral bonus Roll-up rate may not always be 0.50% greater than the Annual Roll-up rate. In some cases, it may be more or less than 0.50% greater than the Annual Roll-up rate.

Examples:

..   Assume the calculation of Ten-Year Treasuries Formula Rate results in an
    Annual Roll-up rate of 3.75% and the calculation of the Deferral Bonus Ten-Year Treasuries Formula Rate results in a Deferral bonus Roll-up rate of 4.25%. Since the Annual Roll-up rate is subject to a guaranteed minimum of 4%, the Annual Roll-up rate would be 4%. The Deferral bonus Roll-up rate would remain 4.25% having met the same guaranteed minimum.

..   Assume the calculation of Ten-Year Treasuries Formula Rate results in an
    Annual Roll-up rate of 7.75% and the calculation of the Deferral Bonus Ten-Year Treasuries Formula Rate results in a Deferral bonus Roll-up rate of 8.25%. Since the Annual Roll-up rate is below the guaranteed maximum of 8%, the Annual Roll-up rate would remain 7.75%. The Deferral bonus Roll-up rate would be 8% because it would have exceeded our guaranteed maximum.

It is important to note that on each contract date anniversary, we will apply either the Annual Roll-up rate or the Deferral bonus Roll-up rate to your GIB benefit base based on whether you have ever taken a withdrawal from the Protection with Investment Performance account. In statements we provide you, we will show you the Roll-up amounts under both rate scenarios. Once you take a withdrawal from your Protection with Investment Performance account, the Deferral bonus Roll-up rate will no longer be shown on your statements.

NEW BUSINESS RATES. Your initial Annual Roll-up rate will not be less than 4% or, if greater, the Ten-Year Treasuries Formula Rate. Your initial Deferral bonus Roll-up rate will not be less than 4% or, if greater, the Deferral bonus Ten-Year Treasuries Formula Rate. The Annual Roll-up and Deferral bonus Roll-up rates that your contract is issued with will be applicable for the first two contract years, even if you first fund your Guaranteed benefits after issue during those first two contract years. In the third contract year, your Annual Roll-up rate and, if applicable, your Deferral bonus Roll-up rate, will be the renewal rates that are then in effect.

75 DAY RATE LOCK-IN. If your initial contribution is received within 75 days of the date you sign your application, your initial Annual Roll-up rate and Deferral bonus Roll-up rate will be the greater of the rates in effect on the date of the application or the rates in effect on the date your contract is issued. If we do not receive your initial contribution

                        CONTRACT FEATURES AND BENEFITS
within 75 days of the date you sign your application, your initial Annual Roll-up rate and Deferral bonus Roll-up rate will be the rates in effect on the date we issue your contract. However, our procedures may result in the return of your application if we do not receive your initial contribution within 75 days of the date you sign your application. For a state-by-state description of all material variations of this contract, including whether a different rate lock-in period applies in your state, see Appendix V later in this Prospectus.

EXAMPLE:

   You sign your application for Retirement Cornerstone(R) Series contract on September 15th. On that date the Annual Roll-up rate and Deferral bonus Roll-up rates are 4.50% and 5.00%, respectively. Your initial contribution is received by way of a roll-over contribution on October 5th and the contract is issued the next day. On that date the Annual Roll-up rate and Deferral bonus Roll-up rates are 4.25% and 4.75%, respectively. In this example, your contract will be issued with the rates that were "locked in" at the time you signed your application, not the lower rates that were in effect on the date your contract was issued.

These are your initial Annual Roll-up and Deferral bonus Roll-up rates and they will apply to your contract for two full contract years. In the next contract year, Renewal rates will apply. For contracts issued before September 1, 2011, these rates applied for one full contract year. In the next contract year, Renewal rates will apply.

RENEWAL RATES. At the beginning of the contract year, starting with the third contract year, a new Annual Roll-up rate will apply to your contract. For contracts issued before September 1, 2011, a new Annual Roll-up rate will apply starting with the second contract year. A new Deferral bonus Roll-up rate will also apply provided you have not taken a withdrawal from your Protection with Investment Performance account. These "Renewal rates" will never be less than 4% or, if greater, the underlying Ten-Year Treasuries Formula Rate (for the Annual Roll-up Rate) and Deferral bonus Ten-Year Treasuries Formula Rate (for the Deferral bonus Roll-up rate).

These Renewal rates may be more than or less than, or equal to, your initial Annual Roll-up rate and Deferral bonus Roll-up rate. We also reserve the right to set new business rates that are higher than Renewal rates.

Any transfers or contributions to the Protection with Investment Performance variable investment options, either directly or through a Special DCA program and any contribution amounts in a Special DCA program that are designated for future transfers to the Protection with Investment Performance variable investment options, after the first day of any contract year will get the Annual Roll-up rate and Deferral bonus Roll-up rate in effect as of the most recent contract date anniversary.


NOTIFICATION OF ANNUAL ROLL-UP RATE AND RENEWAL RATES. If you elected the GIB, your contract will indicate the Annual Roll-up rate and Deferral bonus Roll-up rate and the applicable time period those rates are in effect. These rates may not be the same rates that were illustrated prior to your purchase of the contract. If you choose to fund the GIB after the new business rates have expired, you can contact a Customer Service Representative or visit www.axa.com to find out the current Annual Roll-up rate and if applicable, the Deferral bonus Roll-up rate for your contract. In addition, your annual statement of contract values will show your current Renewal rates, as well as the previous year's Annual Roll-up rate or Deferral bonus Roll-up rate (whichever applies) for your contract. This information can also be found online, through your Online Access Account.


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THE ANNUAL ROLL-UP RATE IS USED TO CALCULATE YOUR ANNUAL WITHDRAWAL AMOUNT AND THE CREDIT TO YOUR GIB BENEFIT BASE IF YOU HAVE TAKEN A WITHDRAWAL FROM YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT. THE DEFERRAL BONUS ROLL-UP RATE IS USED TO CALCULATE THE CREDIT TO YOUR GIB BENEFIT BASE UNTIL A WITHDRAWAL IS MADE.
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ANNUAL ROLL-UP AMOUNT AND ANNUAL GIB BENEFIT BASE ADJUSTMENT

The Annual Roll-up amount is an amount credited to your GIB benefit base on each contract date anniversary if there has ever been a withdrawal from your Protection with Investment Performance account. This amount is calculated by taking into account your GIB benefit base from the preceding contract date anniversary, the Annual Roll-up rate under your contract, contributions and transfers to the Protection with Investment Performance account during the contract year and any withdrawals up to the Annual withdrawal amount during the contract year. The Annual Roll-up amount adjustment to your GIB benefit base is a primary way to increase the value of your GIB benefit base.

Your Annual Roll-up amount at the end of the contract year is calculated, as follows:

..   your GIB benefit base on the preceding contract date anniversary, multiplied by:

..   the Annual Roll-up rate that was in effect on the first day of the contract year; less

..   any withdrawals up to the Annual withdrawal amount resulting in a dollar-for-dollar reduction of the Annual Roll-up amount; plus

..   A pro-rated Roll-up amount for any contribution to the Protection with
    Investment Performance variable investment options during the contract year; plus

..   A pro-rated Roll-up amount for any transfer from the Investment Performance account and/or Guaranteed interest option to the Protection with Investment Performance variable investment options during the contract year; plus

..   A pro-rated Roll-up amount for any contribution amounts made during the contract year to a Special DCA program that are designated for future transfers to the Protection with Investment Performance variable investment options during the contract year.

A PRO-RATED ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION OR TRANSFER.

DEFERRAL BONUS ROLL-UP AMOUNT AND ANNUAL GIB BENEFIT BASE ADJUSTMENT

The Deferral bonus Roll-up amount is an amount credited to your GIB benefit base on each contract date anniversary provided you have never taken a withdrawal from your Protection with Investment Performance account. The amount is calculated by taking into account your GIB benefit base from the preceding contract date anniversary, the applicable Deferral bonus Roll-up rate under your contract and contributions and transfers to the Protection with Investment Performance

                        CONTRACT FEATURES AND BENEFITS
account during the contract year. The Deferral bonus Roll-up amount adjustment to your GIB benefit base is a primary way to increase the value of your GIB benefit base. Your Deferral bonus Roll-up amount at the end of the contract year is calculated as follows:

..   your GIB benefit base on the preceding contract date anniversary, multiplied by:

..   the Deferral bonus Roll-up rate that was in effect on the first day of the contract year; plus

..   A pro-rated Deferral bonus Roll-up amount for any contribution to the
    Protection with Investment Performance variable investment options during the contract year; plus

..   A pro-rated Deferral bonus Roll-up amount for any transfer from the
    Investment Performance account and/or Guaranteed interest option to the Protection with Investment Performance variable investment options during the contract year; plus

..   A pro-rated Deferral bonus Roll-up amount for any contribution amounts made during the contract year to a Special DCA program that are designated for future transfers to the Protection with Investment Performance variable investment options during the contract year.

A PRO-RATED DEFERRAL BONUS ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION OR TRANSFER.

                              -------------------

THE GIB BENEFIT BASE STOPS ROLLING UP ON THE CONTRACT DATE ANNIVERSARY FOLLOWING THE OWNER'S (OR OLDER JOINT OWNER, IF APPLICABLE) 95TH BIRTHDAY OR, IF EARLIER, AT CONTRACT MATURITY, OR THE OWNER'S (OR OLDER JOINT OWNER'S, IF APPLICABLE) DEATH.

GIB BENEFIT BASE RESET

Your GIB benefit base will automatically "reset" to equal the Protection with Investment Performance account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 95th birthday or contract maturity, if earlier.

For Series CP(R) contracts, any credit amounts that are part of your Protection with Investment Performance account value are included in the calculation of your GIB benefit base reset.

If a reset is not applicable on your contract date anniversary, the GIB benefit base will not be eligible to be reset again until the next contract date anniversary. For jointly-owned contracts, eligibility to reset the GIB benefit base is based on the age of the older owner. For non-naturally owned contracts, eligibility is based on the age of the annuitant or older joint annuitant.

WE RESERVE THE RIGHT TO INCREASE THE FEE FOR THE GIB IF THE GIB BENEFIT BASE RESETS. Please see the "Fee table" earlier in this Prospectus and "Charges and expenses" later in this Prospectus for more information about the charge. Your GIB benefit base will reset automatically unless you opt out. We will notify you at least 45 days prior to your contract date anniversary if a fee increase has been declared. If you do not want your fee to increase, you must notify us in writing at least one business day prior to the contract date anniversary that you want to opt out of the reset. You can send us a written request to opt back in to automatic resets at a later date. The then current fee will apply upon the next reset.

If we do not increase the charge for the GIB when the GIB benefit base resets, the total dollar amount charged on future contract date anniversaries may still increase as a result of the reset since the charges may be applied to a higher GIB benefit base. See "Charges and expenses" later in this Prospectus for more information.

ANNUAL WITHDRAWAL AMOUNT

(APPLICABLE PRIOR TO THE BEGINNING OF LIFETIME GIB PAYMENTS)

Your Annual withdrawal amount is calculated on the first day of each contract year beginning with the contract year that follows the contract year in which the Protection with Investment Performance account is funded, and is equal to:

..   the Annual Roll-up rate in effect at the time, multiplied by;

..   the GIB benefit base as of the most recent contract date anniversary.

Beginning with the contract year that follows the contract year in which you fund your Protection with Investment Performance account, if your Lifetime GIB payments have not begun, you may withdraw up to your Annual withdrawal amount without reducing your GIB benefit base and adversely affecting your Lifetime GIB payments. IT IS IMPORTANT TO NOTE THAT WITHDRAWALS IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL HAVE A HARMFUL EFFECT ON BOTH YOUR GIB BENEFIT BASE AND LIFETIME GIB PAYMENTS. AN EXCESS WITHDRAWAL THAT REDUCES YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT TO ZERO WILL CAUSE YOUR GIB TO TERMINATE. You do not have an Annual withdrawal amount in the contract year in which you fund the Protection with Investment Performance account. For a state-by-state description of all material variations of this contract, including information on how withdrawals affect your Guaranteed benefit bases, see Appendix IV later in this Prospectus.

A withdrawal from your Protection with Investment Performance account in the first contract year in which the Protection with Investment Performance account is funded will reduce your GIB benefit base on a pro rata basis. The portion of a withdrawal from your Protection with Investment Performance account in excess of your Annual withdrawal amount, and all subsequent withdrawals from your Protection with Investment Performance account in that contract year, will always reduce your GIB benefit base on a pro rata basis. This is referred to as an "Excess withdrawal". The reduction of your GIB benefit base on a pro rata basis means that we calculate the percentage of your current Protection with Investment Performance account value that is being withdrawn and we reduce your current GIB benefit base by the same percentage. A pro rata withdrawal will have a significant adverse effect on your benefit base in cases where the Protection with Investment Performance account value is less than the benefit base. For an example of how a pro rata reduction works, see "How withdrawals affect your Guaranteed benefits" later in this section. A WITHDRAWAL FROM YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT IS FUNDED IS AN EXCESS WITHDRAWAL.

For more information, see "Example of how your Annual withdrawal amount; Annual Roll-up amount and annual GIB benefit base adjustment; and the effect of an Excess withdrawal is calculated"

                        CONTRACT FEATURES AND BENEFITS
below in this section. See also "How withdrawals affect your Guaranteed benefits" later in this section and see Appendix VII later in this Prospectus for examples of how withdrawals affect your Annual withdrawal amount.

Your Annual withdrawal amount is always calculated using the Annual Roll-up rate in effect for your contract at the beginning of the contract year. The Deferral bonus Roll-up rate, described above, is never used for the purposes of calculating the Annual withdrawal amount. Your Annual withdrawal amounts are not cumulative. If you withdraw less than your Annual withdrawal amount in any contract year, you may not add the remainder to your Annual withdrawal amount in any subsequent year. Your Annual withdrawal amount may be more than or less than your Lifetime GIB payments. See "Lifetime GIB payments" later in this section.

EXAMPLE OF HOW YOUR ANNUAL WITHDRAWAL AMOUNT; ANNUAL ROLL-UP AMOUNT; DEFERRAL BONUS ROLL-UP AMOUNT AND ANNUAL GIB BENEFIT BASE ADJUSTMENT; AND THE EFFECT OF AN EXCESS WITHDRAWAL IS CALCULATED.

ANNUAL WITHDRAWAL AMOUNT. Assume you make a contribution of $200,000 and allocate $100,000 to your Protection with Investment Performance variable investment options and $100,000 to your Investment Performance variable investment options at issue. At the beginning of contract year three, assume you transfer $5,000 to your Protection with Investment Performance variable investment options. Also assume that your Annual Roll-up rate is 4% and your Deferral bonus rate is 4.50% in each contract year. Accordingly, your GIB benefit base on your fifth contract date anniversary is $130,323.

The GIB benefit base of $130,323 is calculated as follows:

You start with $100,000 allocated to the Protection with Investment Performance variable investment options. This amount is your initial GIB benefit base.

   -- The first Deferral bonus Roll-up amount increases your GIB benefit base to $104,500. ($100,000 + $4,500)

      $100,000 (GIB BENEFIT BASE) X 4.50% (DEFERRAL BONUS ROLL-UP RATE) = $4,500 (DEFERRAL BONUS ROLL-UP AMOUNT)

   -- The second Deferral bonus Roll-up amount increases your GIB benefit base to $109,202. ($104,500 + $4,702)

      $104,500 (GIB BENEFIT BASE) X 4.50% (DEFERRAL BONUS ROLL-UP RATE) = $4,702 (DEFERRAL BONUS ROLL-UP AMOUNT)

   -- Your $5,000 transfer from the Investment Performance account at the beginning of contract year three increases your GIB Benefit base to $114,202. ($109,202 + $5,000)

   -- The third Deferral bonus Roll-up amount increases your GIB benefit base to $119,341. ($114,202 + $5,139)

      $114,202 (GIB BENEFIT BASE) X 4.50% (DEFERRAL BONUS ROLL-UP RATE) = $5,139 (DEFERRAL BONUS ROLL-UP AMOUNT)

   -- The fourth Deferral bonus Roll-up amount increases your GIB benefit base to $124,711. ($119,341 + $5,370)

      $119,341 (GIB BENEFIT BASE) X 4.50% (DEFERRAL BONUS ROLL-UP RATE) = $5,370 (DEFERRAL BONUS ROLL-UP AMOUNT)

   -- The fifth Deferral bonus Roll-up amount increases your GIB benefit base to $130,323. ($124,711 + $ 5,612)

      $124,711 (GIB BENEFIT BASE) X 4.50% (DEFERRAL BONUS ROLL-UP RATE) = $5,612 (DEFERRAL BONUS ROLL-UP AMOUNT)

Your Annual withdrawal amount as of the beginning of contract year six is equal to $5,213, calculated as follows:

..   $130,323 (GIB benefit base as of your most recent contract date anniversary
    MULTIPLIED BY:

..   4% (your current Annual Roll-up rate) EQUALS:

..   $5,213

Please note that your Annual Roll-up rate is used to calculate your Annual withdrawal amount. The Deferral bonus Roll-up rate is never used to calculate your Annual withdrawal amount.

ANNUAL ROLL-UP AMOUNT AND ANNUAL BENEFIT BASE ADJUSTMENT. Further assume that during contract year six (on the 146th day of the contract year), you make a contribution of $10,000 to your Protection with Investment Performance variable investment options, making your current GIB benefit base after the contribution $140,323. Also assume that you withdraw your full Annual withdrawal amount of $5,213 during contract year six.

On your sixth contract date anniversary, your Annual Roll-up amount is equal to $240, calculated as follows:

..   4% (YOUR CURRENT ANNUAL ROLL-UP RATE) MULTIPLIED BY

..   $130,323 (YOUR GIB BENEFIT BASE AS OF YOUR MOST RECENT CONTRACT DATE
    ANNIVERSARY) MINUS

..   $5,213 (the Annual withdrawal amount, which was withdrawn); PLUS

..   $240 (THE DAILY PRO-RATED ROLL-UP AMOUNT FOR THE CONTRIBUTION: $10,000 X 4%
    X 219/365* = $240)

..   EQUALS $240

                              -------------------

* THIS FRACTION REPRESENTS THE NUMBER OF DAYS IN A 365-DAY CONTRACT YEAR THAT THE CONTRIBUTION WOULD HAVE RECEIVED CREDIT TOWARD THE ROLL-UP AMOUNT.

Please note that the withdrawal in contract year six terminated the Deferral bonus Roll-up rate. Therefore on the sixth contract date anniversary, the Annual Roll-up rate was used to calculate the Annual Roll-up amount.

Your adjusted GIB benefit base is $140,563.

EFFECT OF AN EXCESS WITHDRAWAL. In contract year six, assume instead that you make a withdrawal of $8,213 (including any applicable withdrawal charges). This would result in an Excess withdrawal of $3,000 because your Annual withdrawal amount is only $5,213 ($8,213 - $5,213 = $3,000). Further, assume that your Protection with Investment Performance account value at the time of this withdrawal is $100,000. As described earlier in this section, Excess withdrawals reduce your GIB benefit base on a pro rata basis. Accordingly, your GIB benefit base is reduced by $4,209 at the time of the withdrawal, calculated as follows:

..   $140,323 (YOUR CURRENT GIB BENEFIT BASE: $130,323 + $10,000) MULTIPLIED BY

                        CONTRACT FEATURES AND BENEFITS

..   3% (THE PERCENTAGE OF YOUR CURRENT PROTECTION WITH INVESTMENT PERFORMANCE
    ACCOUNT VALUE THAT WAS WITHDRAWN IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT) EQUALS

..   $4,209.

On your sixth contract date anniversary, your adjusted GIB benefit base is $136,354, calculated as follows:

..   $136,114 (YOUR GIB BENEFIT BASE ADJUSTED TO REFLECT THE EXCESS WITHDRAWAL:
    $140,323 - $4,209 = $136,114) PLUS

..   $240 (YOUR ANNUAL ROLL-UP AMOUNT) EQUALS

..   $136,354.

See Appendix VII later in this Prospectus for more examples of how withdrawals affect your Guaranteed benefit bases and Annual withdrawal amount.

LIFETIME GIB PAYMENTS

The GIB guarantees annual lifetime payments ("Lifetime GIB payments"), which will begin at the earliest of:

(i)the next contract year following the date your Protection with Investment Performance account value falls to zero (except as the result of an Excess withdrawal);

(ii)the contract date anniversary following your 95th birthday; and

(iii)your contract's maturity date.

Your Lifetime GIB payments will be calculated as described below in this section. Whether your Lifetime GIB payments are triggered by your Protection with Investment Performance account value falling to zero (DUE TO EITHER A WITHDRAWAL OF AN AMOUNT UP TO YOUR ANNUAL WITHDRAWAL AMOUNT OR THE DEDUCTION OF CHARGES) or contract maturity or owner age 95, we use the same calculation to determine the amount of the payments. Neither a withdrawal of your Annual withdrawal amount nor a deduction of charges is considered an Excess withdrawal. Poor investment performance of the Protection with Investment Performance variable investment options may contribute to your Protection with Investment Performance account value falling to zero. Similarly, whether we pay you under a supplemental contract or under your Retirement Cornerstone(R) Series contract, the calculation of the payments is not impacted.

For single owner contracts, the payout can be either based on a single life (the owner's life) or joint lives. For IRA contracts, the joint life must be the spouse of the owner, and payments will be based on the age of the younger spouse. For jointly owned contracts, payments can be based on a single life (based on the life of the older owner) or joint lives (based on the age of the younger spouse). (For non-natural owners, payments are available on the same basis but are based on the annuitant or joint annuitant's life). An owner may choose a single or joint life payout based on whether he or she wants Lifetime GIB payments to continue for the life of the younger spouse.

Your Lifetime GIB payments are calculated by applying a percentage to your GIB benefit base. If your Protection with Investment Performance account value is zero as described above, we will use your GIB benefit base as of the day your Protection with Investment Performance account value was reduced to zero. On the day your Protection with Investment Performance account value is reduced to zero, we calculate your GIB benefit base using the same formula described under "GIB benefit base" earlier in this section. Please note that there is no pro rata Annual Roll-up amount added to your GIB benefit base on the day your Protection with Investment Performance account value is reduced to zero. Annual Roll-up amounts are only added to your GIB benefit base at the end of the contract year.

Example:

   Assume your Protection with Investment Performance account value goes to zero in the middle of the 10th contract year. At the beginning of the 10th contract year, the GIB benefit base is $100,000. If there were no contributions or transfers to the Protection with Investment Performance account or any excess withdrawals during that contract year, the GIB benefit base on the day your Protection with Investment Performance account value was reduced to zero would be $100,000.

If your Protection with Investment Performance account value is reduced to zero on your contract date anniversary as the result of the deduction of charges under the contract, we will add the Annual Roll-up amount to your GIB benefit base.

The percentage is based on your age (or for Joint life contracts, the age of the younger spouse), as of the date your Protection with Investment Performance account value goes to zero or at contract maturity, as follows:

--------------------------------------
 AGE          SINGLE LIFE  JOINT LIFE
--------------------------------------
Up to age 85  4%           3.25%
--------------------------------------
Ages 86-94    5%           4%
--------------------------------------
Age 95        6%           4.50%
--------------------------------------

If your Protection with Investment Performance account value is reduced to zero, as described above, and you have no Investment Performance account value, the following applies:

(i)We will issue a supplementary contract with the same owner and beneficiary.

(ii)We will set up the payout based on a single life. You will have 30 days from the date we issue the supplementary contract in which to make any changes (regarding payouts based on joint lives or the frequency with which payments are made).

(iii)If you were enrolled in the Maximum Payment Plan, we will con- tinue paying your Annual withdrawal amount uninterrupted for the remainder of the contract year. In the next contract year, you will begin receiving] your Lifetime GIB payments. We adjust the amount of the next scheduled payment to reflect your Lifetime GIB payment amount. The frequency of your Lifetime GIB payments will be the same based on the payment frequency you elected. Your Lifetime GIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

(iv)If you were enrolled in the Customized Payment Plan, we will pay you the balance of your Annual withdrawal amount for that contract year in a lump sum prior to issuing the supplementary contract. Your Lifetime GIB payment will begin in the next con- tract year. We adjust the amount of the next scheduled payment to reflect your Lifetime GIB payment amount. The frequency of your Lifetime GIB payments will be the same based on the

                        CONTRACT FEATURES AND BENEFITS
   payment frequency you elected. Your Lifetime GIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

(v)If you were taking other withdrawals, we will pay you the balance of your Annual withdrawal amount for that contract year in a lump sum prior to issuing a supplementary contract. You will begin receiving your Lifetime GIB payments annually beginning at the end of the next contract year. Your Lifetime GIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

(vi)If you were not taking withdrawals, and your Protection with Investment Performance account value was reduced to zero on your contract date anniversary as a result of the deduction of charges, we will pay your Annual withdrawal amount for that contract year in a lump sum prior to issuing a supplementary contract. You will begin receiving your Lifetime GIB payments on your next contract date anniversary on an annual basis. Your Lifetime GIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

(vii)Your Guaranteed minimum death benefit will be terminated and no subsequent contributions or transfers will be permitted once your Protection with Investment Performance account value goes to zero.

If your Protection with Investment Performance account value is reduced to zero, as described above, and you have Investment Performance account value, the following applies:

(i)We will issue you a GIB payout kit. The kit will include a statement that reflects your Lifetime GIB payments, the frequency of those payments, identifying information about payees, and other applicable forms.

(ii)We will set up the payout based on a single life. You will have 30 days from the date we send your GIB payout kit in which to make any changes (regarding payouts based on joint lives or the frequency with which payments are made).

(iii)If you were enrolled in the Maximum Payment Plan, we will continue paying your Annual withdrawal amount uninterrupted for the remainder of the contract year. You will begin receiving your Lifetime GIB payments in the next contract year. We adjust the amount of the scheduled payments to reflect your Lifetime GIB payment amount. The frequency of your Lifetime GIB payments will be the same based on the payment frequency you elected. Your Lifetime GIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

(iv)If you were enrolled in the Customized Payment Plan, we will pay you the balance of your Annual withdrawal amount for that contract year in a lump sum. You will begin receiving your Lifetime GIB payments in the next contract year. We adjust the amount of the next scheduled payment to reflect your Lifetime GIB payment amount. The frequency of your Lifetime GIB payments will be the same based on the payment frequency you elected. Your Lifetime GIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

(v)If you were taking other withdrawals, we will pay you the balance of your Annual withdrawal amount for that contract year in a lump sum. You will begin receiving your Lifetime GIB payments annually beginning at the end of the next contract year. Your Lifetime GIB payment may be less than your Annual withdrawal amount in the prior contract year.

(vi)If you were not taking withdrawals, and your Protection with Investment Performance account value is reduced to zero on your contract date anniversary as a result of the deduction of charges, we will pay your Annual withdrawal amount for that contract year in a lump sum. You will begin receiving your Lifetime GIB payments on your next contract date anniversary on an annual basis. Your Lifetime GIB payment may be less than your Annual withdrawal amount in the prior contract year.

(vii)Your Lifetime GIB payment will not reduce your Investment Performance account value.

(viii)Your Guaranteed minimum death benefit will be terminated once your Protection with Investment Performance account value goes to zero.

(ix)Your Lifetime GIB payments will continue under your Retirement Cornerstone(R) contract until your Investment Performance account value falls to zero or your contract matures, at which time we will issue you a supplementary contract for the remaining Lifetime GIB payments.

If your Protection with Investment Performance account value has not fallen to zero before the contract maturity date or the contract date anniversary that follows the owner reaching age 95, whichever is sooner, the following applies:

(i)We will issue a supplementary contract with the same owner and beneficiary;

(ii)Your Lifetime GIB payments will be equal to the greater of:

  . your Protection with Investment Performance account value applied to the guaranteed, or, if greater, the current annuitization factors,

                                     -OR-

  . the GIB benefit base applied to the flat percentage discussed above in this section;

For example, assuming the current annuitization factors are greater than the guaranteed annuitization factors, a male contract owner who is age 95 and has a $100,000 GIB benefit base and $50,000 in Protection with Investment Performance account value would receive the greater of the following:

(i)Current annuitization factors (which are subject to change) applied to his $50,000 Protection with Investment Performance account value, which currently equals a monthly payment of $1,065, or

(ii)The flat percentage discussed above (in this example, it would be 6%) applied to his $100,000 GIB benefit base, which equals a Lifetime GIB monthly payment of $500.

In this example, the contract owner's monthly payment would be $1,065.

(i)Any Investment Performance account value will be annuitized under a separate contract based on one of the annuity payout options discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus;

                        CONTRACT FEATURES AND BENEFITS

(ii)Upon issuing your supplementary contract, your Guaranteed minimum death benefit and your death benefit in connection with your Investment Performance account value will be terminated.


If you elected the GIB and your Protection with Investment Performance account value falls to zero due to an Excess withdrawal, we will terminate your GIB and you will receive no payment or supplementary life annuity contract, even if your GIB benefit base is greater than zero.


From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See "Guaranteed benefit offers" later in this section for more information.

Please see the Hypothetical illustrations in Appendix V for an example of how Lifetime GIB payments are calculated when: (i) a hypothetical Protection with Investment Performance account value falls to zero, and (ii) a contract owner reaches age 95.

DEATH BENEFIT

For the purposes of determining the death benefit under your Retirement Cornerstone(R) Series contract, we treat your Investment Performance account and any Guaranteed minimum death benefit funded by your Protection with Investment Performance account differently.

The death benefit in connection with your Investment Performance account is equal to your Investment Performance account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and any required information and forms necessary to effect payment. The death benefit payable in connection with your Protection with Investment Performance account will be based on the greater of (i) your Protection with Investment Performance account value, and (ii) the benefit base of your Guaranteed minimum death benefit.

The total death benefit under your Retirement Cornerstone(R) contract will depend on your values in either one or both sides of the contract. If you selected a Guaranteed minimum death benefit but never funded your Protection with Investment Performance account, your death benefit will be based on your Investment Performance account value only. Likewise, if you funded your Guaranteed minimum death benefit through allocations to the Protection with Investment Performance account and had no Investment Performance account value, your death benefit would be based strictly on the Guaranteed minimum death benefit you selected. Also, it is possible that upon your death, you have value in both your Investment Performance account and a Guaranteed minimum death benefit that has been funded through allocations to the Protection with Investment Performance account. In that case, your beneficiaries would receive the Investment Performance account value, plus the value of your Guaranteed minimum death benefit.

GUARANTEED MINIMUM DEATH BENEFITS

At issue, if you are age 0 - 75 (0 - 70 for Series CP(R)) you may elect one of our optional Guaranteed minimum death benefit options (GMDBs) in connection with your Protection with Investment Performance account as follows:

..   Return of Principal death benefit; or

..   Highest Anniversary Value death benefit; or

..   The "Greater of" death benefit.

The "Greater of" death benefit can only be elected in combination with the GIB. The Return of Principal death benefit and the Highest Anniversary Value death benefit are available with or without the GIB. The Highest Anniversary Value death benefit and "Greater of" death benefit are available at an additional charge. There is no charge for the Return of Principal death benefit. The Return of Principal death benefit will be issued with all eligible contracts if you do not elect either the Highest Anniversary Value or the "Greater of" death benefit at the time you apply for your Retirement Cornerstone(R) contract.

When you have a GMDB, you can allocate your contributions to any of the following:

..   Protection with Investment Performance variable investment options

..   Investment Performance variable investment options

..   Guaranteed interest option

..   The account for special dollar cost averaging (Series B and L contracts only)

..   The account for special money market dollar cost averaging (Series CP(R),
    C, and ADV contracts only)

Only amounts you allocate to the Protection with Investment Performance variable investment options and amounts in a Special DCA program designated for the Protection with Investment Performance variable investment options will fund your GMDB. These amounts will be included in your respective GMDB benefit base and will become part of your Protection with Investment Performance account value.

For Series CP(R) contracts, any credit amounts attributable to your contributions allocated to the Protection with Investment Performance account are not included in your respective GMDB benefit base. If you decide to transfer amounts from your Investment Performance account to your Protection with Investment Performance variable investment options, only amounts representing contributions and earnings will increase your GMDB benefit base. Credit amounts to your Investment Performance account are considered transferred first, though any amount of that transfer that represents a credit will be excluded from your GMDB benefit base. All transfers, however, will increase your Protection with Investment Performance account value by the amount of the transfer.

Your death benefit in connection with your Protection with Investment Performance account is equal to one of the following -- whichever provides a higher amount:

..   Your Protection with Investment Performance account value as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, and any required information and forms necessary to effect payment; or

..   Your applicable GMDB benefit base (discussed below) on the date of the owner's (or older joint owner's, if applicable) death, adjusted for subsequent withdrawals (and any withdrawal charges).

                        CONTRACT FEATURES AND BENEFITS

RETURN OF PRINCIPAL DEATH BENEFIT

Your Return of Principal guaranteed minimum death benefit is equal to your Return of Principal death benefit base. This benefit base is not an account value or cash value. It is equal to:

..   Your initial contribution and any subsequent contributions to the
    Protection with Investment Performance variable investment options, either directly or through a Special DCA program; plus

..   Any amounts contributed to a Special DCA that are designated for future transfers to the Protection with Investment Performance variable investment options; plus

..   Any amounts transferred to the Protection with Investment Performance variable investment options, less

..   A deduction that reflects any withdrawals you make from the Protection with
    Investment Performance variable investment options or from amounts in a Special DCA program designated for the Protection with Investment Performance variable investment options (including any withdrawal charges). The amount of this deduction is described under "How withdrawals affect your Guaranteed benefits" later in this section. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

Please see Appendix III later in this Prospectus for an example of how the Return of Principal benefit base is calculated.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT

Your Highest Anniversary Value guaranteed minimum death benefit is equal to your Highest Anniversary Value benefit base. This benefit base is not an account value or cash value. The calculation of your Highest Anniversary Value benefit base will depend on whether you have taken a withdrawal from your Protection with Investment Performance account.

If you have not taken a withdrawal from your Protection with Investment Performance account, your Highest Anniversary Value benefit base is equal to one of the following -- whichever provides a higher amount:

..   Your initial contribution and any subsequent contributions to the
    Protection with Investment Performance variable investment options, either directly or through a Special DCA program; plus

..   Any amounts contributed to a Special DCA that are designated for future transfers to the Protection with Investment Performance variable investment options; plus

..   Any amounts transferred to the Protection with Investment Performance variable investment options.

                                     -OR-

..   Your highest Protection with Investment Performance account value on any contract date anniversary up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday (plus any transfers to the Protection with Investment Performance variable investment options and contributions either directly or through a Special DCA program designated for the Protection with Investment Performance variable investment options, made since the most recent "reset" of the Highest Anniversary Value benefit base that established your Protection with Investment Performance account value as your new Highest Anniversary Value benefit base).

If you take a withdrawal from your Protection with Investment Performance account, your Highest Anniversary Value benefit base will be reduced on a pro rata basis (including any applicable withdrawal charges). Reduction on a pro rata basis means that we calculate the percentage of your Protection with Investment Performance account value that is being withdrawn and we reduce your Highest Anniversary Value benefit base by the same percentage. See "How withdrawals affect your Guaranteed benefits" later in this section. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

At any time after a withdrawal, your Highest Anniversary Value benefit base is equal to one of the following -- whichever provides a higher amount:

..   Your Highest Anniversary Value benefit base immediately following the most recent withdrawal (plus any transfers to the Protection with Investment Performance variable investment options made since the most recent "reset" of the Highest Anniversary Value benefit base that established your Protection with Investment Performance account value as your new Highest Anniversary Value benefit base).

                                     -OR-

..   Your highest Protection with Investment Performance account value on any contract date anniversary after the withdrawal up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday (plus any transfers to the Protection with Investment Performance variable investment options and contributions to a Special DCA program designated for the Protection with Investment Performance variable investment options, made since the most recent "reset" of the Highest Anniversary Value benefit base that established your Protection with Investment Performance account value as your new Highest Anniversary Value benefit base).

For Series CP(R) contracts, any credit amounts that are part of your Protection with Investment Performance account value are included in the calculation of your Highest Anniversary Value benefit base. Please note, however, that credit amounts are not part of the Highest Anniversary Value benefit base until a reset occurs.

Please see Appendix II later in this Prospectus for an example of how the Highest Anniversary Value benefit base is calculated.

"GREATER OF" DEATH BENEFIT

Your "Greater of" guaranteed minimum death benefit has a benefit base. The benefit base is not an account value or cash value. It is equal to the greater of:

..   The benefit base computed for the Highest Anniversary Value death benefit
    (described immediately above); and

..   The Roll-up to age 85 benefit base.

                        CONTRACT FEATURES AND BENEFITS

The Roll-up to age 85 benefit base is used only in connection with the "Greater of" death benefit. It is equal to:

..   Your initial contribution and any subsequent contributions to the
    Protection with Investment Performance variable investment options, either directly or through a Special DCA program; plus

..   Any amounts contributed to a Special DCA program that are designated for future transfers to the Protection with Investment Performance variable investment options; plus

..   Any amounts transferred to the Protection with Investment Performance variable investment options; less

..   A deduction that reflects any "Excess withdrawal" amounts (plus any applicable withdrawal charges); plus

..   Any "Deferral bonus Roll-up amount" or "Annual Roll-up amount" minus a deduction that reflects any withdrawals up to the Annual withdrawal amount. (Withdrawal charges do not apply to amounts withdrawn up to the Annual withdrawal amount.)

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EITHER THE DEFERRAL BONUS ROLL-UP AMOUNT OR THE ANNUAL ROLL-UP AMOUNT IS CREDITED TO THE BENEFIT BASES OF YOUR GUARANTEED BENEFITS ON EACH CONTRACT DATE ANNIVERSARY. THESE AMOUNTS ARE CALCULATED BY TAKING INTO ACCOUNT YOUR ROLL-UP
TO AGE 85 BENEFIT BASE FROM THE PRECEDING CONTRACT DATE ANNIVERSARY, THE APPLICABLE ROLL-UP RATE UNDER YOUR CONTRACT, CONTRIBUTIONS AND TRANSFERS TO THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT DURING THE CONTRACT YEAR AND FOR THE ANNUAL ROLL-UP AMOUNT, ANY WITHDRAWALS UP TO THE ANNUAL WITHDRAWAL AMOUNT DURING THE CONTRACT YEAR. THE CALCULATION OF BOTH THE DEFERRAL BONUS ROLL-UP AMOUNT AND THE ANNUAL ROLL-UP AMOUNT ARE DISCUSSED LATER IN THIS SECTION.
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In order to elect the "Greater of" death benefit, you must also elect the GIB. Beginning with the contract year that follows the contract year in which you fund your Protection with Investment Performance account, and until the contract year following age 85, if your Lifetime GIB payments under the GIB have not begun, you may withdraw up to your Annual withdrawal amount without reducing your Roll-up to age 85 benefit base. However, these same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to your Roll-up to age 85 benefit base at the end of the year. Remember that the Roll-up amount applicable under your contract does not become part of your Roll-up to age 85 benefit base until the end of the contract year. THE PORTION OF ANY WITHDRAWAL IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL REDUCE YOUR ROLL-UP TO AGE 85 BENEFIT BASE ON A PRO RATA BASIS. SEE "ANNUAL WITHDRAWAL AMOUNT AND YOUR ROLL-UP TO AGE 85 BENEFIT BASE" LATER IN THIS SECTION.


On every contract date anniversary from your contract date up to the contract date anniversary following your 85th birthday or contract maturity, if earlier, your Roll-up to age 85 benefit base will automatically reset to equal your Protection with Investment Performance account value if your Protection with Investment Performance account value is greater than the calculation described above. The Roll-up to age 85 benefit base reset is described in more detail below.

For more information, see "Annual Roll-up amount and Annual Roll-up to age 85 benefit base adjustment" later in this Prospectus.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See "Guaranteed benefit offers" later in this section for more information.

                              -------------------

ANNUAL ROLL-UP RATE

The Annual Roll-up rate is used to calculate amounts credited to your Roll-up to age 85 benefit base for the contract year in which the first withdrawal is made from your Protection with Investment Performance account and all subsequent contract years. THE ANNUAL ROLL-UP RATE USED FOR THE ROLL-UP TO AGE 85 COMPONENT OF THE "GREATER OF" DEATH BENEFIT IS ALWAYS THE SAME AS THE ANNUAL ROLL-UP RATE UNDER YOUR GIB. This rate is calculated using the Ten-Year Treasuries Rate Formula. See "Annual Roll-up Rate" under "Guaranteed income benefit" in "Contract features and benefits" for more information regarding this formula.

A different Roll-up rate is used to calculate amounts credited to your Roll-up to age 85 benefit base in the contract years prior to the first withdrawal from your Protection with Investment Performance account -- the "Deferral bonus Roll-up rate," described below.

DEFERRAL BONUS ROLL-UP RATE

The Deferral bonus Roll-up rate is used to calculate amounts credited to your Roll-up to age 85 benefit base through the end of the contract year that precedes the contract year in which the first withdrawal is made from your Protection with Investment Performance account.

Beginning in the first contract year in which you fund your Protection with Investment Performance account, the Roll-up amount credited to your Roll-up to age 85 benefit base at the end of the contract year (the "Deferral bonus Roll-up amount") will be calculated using the Deferral bonus Roll-up rate. Once you take a withdrawal from your Protection with Investment Performance account, the Deferral bonus Roll-up amount will not be credited at the end of the contract year in which the withdrawal was taken and will terminate for the life of the contract. Instead, the Annual Roll-up amount will be credited. THE DEFERRAL BONUS ROLL-UP RATE USED FOR THE ROLL-UP TO AGE 85 COMPONENT OF THE "GREATER OF" DEATH BENEFIT IS ALWAYS THE SAME AS THE DEFERRAL BONUS ROLL-UP RATE UNDER YOUR GIB. This rate is calculated using the Deferral bonus Ten-Year Treasuries Rate Formula. See "Deferral bonus Roll-up Rate" under "Guaranteed income benefit" in "Contract features and benefits" for more information regarding this formula.

The Deferral bonus Roll-up rate is designed as an incentive to defer taking your first withdrawal from your Protection with Investment Performance account until later contract years while potentially building greater Guaranteed benefit bases.

NEW BUSINESS RATES. The new business Roll-up rates we set for the Roll-up to age 85 benefit base are the same as the new business rates we set for the GIB. The new business rates are no longer applicable after the second contract year -- even if you fund your Guaranteed benefits after those first two contract years. See "New business rates" under Guaranteed income benefit in "Contract features and benefits" for more information.

                        CONTRACT FEATURES AND BENEFITS

75 DAY RATE LOCK-IN. When you select the "Greater of" death benefit with the GIB, the 75 day rate lock in applies to both the Annual Roll-up rate and Deferral bonus Roll-up under both Guaranteed benefits. For more information, including an example of how the 75 day rate lock-in works, see "Guaranteed income benefit" in "Contract features and benefits."

RENEWAL RATES. The renewal Roll-up rates we set for the Roll-up to age 85 benefit base are the same as the renewal rates we set for the GIB. For more information, see "Renewal rates" under "Guaranteed income benefit" in "Contract features and benefits."


NOTIFICATION OF RENEWAL RATES. If you elected the "Greater of" death benefit at issue, your contract will indicate the Annual Roll-up rate and Deferral bonus Roll-up rate and the applicable time period those rates are in effect. These rates may not be the same rates that were illustrated prior to your purchase of the contract. If you choose to fund your "Greater of" death benefit (and your GIB) after the new business rates have expired, you can contact a Customer Service Representative to find out the current Annual Roll-up rate and if applicable, Deferral bonus Roll-up rate for your contract. In addition, your annual statement of contract values will show your current Renewal rates as well as the previous year's Annual Roll-up rate or Deferral bonus Roll-up rate (whichever applies) for your contract. The information can also be found online, through your Online Access Account.


ANNUAL ROLL-UP AMOUNT AND ANNUAL ROLL-UP TO AGE 85 BENEFIT BASE ADJUSTMENT

The Annual Roll-up amount is an amount credited to your Roll-up to age 85 benefit base on each contract date anniversary if there has ever been a withdrawal from your Protection with Investment Performance account. This amount is calculated by taking into account your Roll-up to age 85 benefit base from the preceding contract date anniversary, the Annual Roll-up rate under your contract, contributions and transfers to the Protection with Investment Performance account during the contract year and any withdrawals up to the Annual withdrawal amount during the contract year. The Annual Roll-up amount adjustment to your Roll-up to age 85 benefit base is the primary way to increase the value of the Roll-up to age 85 component of your "Greater of" death benefit base. The crediting of any Annual Roll-up amount ends on the contract date anniversary following the owner reaching age 85.

Your Annual Roll-up amount at the end of the contract year is calculated as follows:

..   Your Roll-up to age 85 benefit base on the preceding contract date anniversary, multiplied by:

..   The Annual Roll-up rate that was in effect on the first day of the contract year; less

..   Any withdrawals up to the Annual withdrawal amount resulting in a dollar-for-dollar reduction of the Annual Roll-up amount; plus

..   A pro-rated Roll-up amount for any contribution to the Protection with
    Investment Performance variable investment options during the contract year; plus

..   A pro-rated Roll-up amount for any transfer from the Investment Performance variable investment options and/or Guaranteed interest option to the Protection with Investment Performance variable investment options during the contract year; plus

..   A pro-rated Roll-up amount for any contribution amounts to a Special DCA program that are designated for future transfers to the Protection with Investment Performance variable investment options during the contract year.

A PRO-RATED ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION OR TRANSFER.

In the event of your death, a pro-rated portion of the Roll-up amount will be added to the Roll-up to age 85 benefit base.

Withdrawals in excess of the Annual withdrawal amount may have a harmful effect on your Roll-up to age 85 benefit base and "Greater of" death benefit. A withdrawal in excess of your Annual withdrawal amount will always reduce your Roll-up to age 85 benefit base on a pro rata basis. When the owner reaches age 85, withdrawals will reduce your Roll-up to age 85 benefit base on a dollar-for-dollar basis up to your Annual withdrawal amount. For more information, see "How withdrawals affect your Guaranteed benefits" later in this section.

DEFERRAL BONUS ROLL-UP AMOUNT AND ANNUAL ROLL-UP TO AGE 85 BENEFIT BASE
ADJUSTMENT

The Deferral bonus Roll-up amount is an amount credited to your Roll-up to age 85 benefit base on each contract date anniversary provided you have never taken a withdrawal from your Protection with Investment Performance account. This amount is calculated by taking into account your Roll-up to age 85 benefit base from the preceding contract date anniversary, the applicable Deferral bonus Roll-up rate under your contract, and contributions and transfers to the Protection with Investment Performance account during the contract year. The Deferral bonus Roll-up amount adjustment to your Roll-up to age 85 benefit base is the primary way to increase the value of the Roll-up to age 85 component of your "Greater of" death benefit base. The crediting of any Deferral bonus Roll-up amount ends on the contract date anniversary following the owner reaching age 85.

Your Deferral bonus Roll-up amount at the end of the contract year is calculated as follows:

..   your Roll-up to age 85 benefit base on the preceding contract date anniversary, multiplied by:

..   the Deferral bonus Roll-up rate that was in effect on the first day of the contract year; plus

..   A pro-rated Deferral bonus Roll-up amount for any contribution to the
    Protection with Investment Performance variable investment options during the contract year; plus

..   A pro-rated Deferral bonus Roll-up amount for any transfer from the
    Investment Performance account and/or Guaranteed interest option to the Protection with Investment Performance variable investment options during the contract year; plus

..   A pro-rated Deferral bonus Roll-up amount for any contribution amounts made during the contract year to a Special DCA program that are designated for future transfers to the Protection with Investment Performance variable investment options during the contract year.

                        CONTRACT FEATURES AND BENEFITS

A PRO-RATED DEFERRAL BONUS ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION OR TRANSFER.

In the event of your death, a pro-rated portion of the Deferral bonus Roll-up amount will be added to the Roll-up to age 85 benefit base.

ROLL-UP TO AGE 85 BENEFIT BASE RESET

THIS SECTION DESCRIBES HOW THE ROLL-UP TO AGE 85 BENEFIT BASE RESET WORKS IN CONNECTION WITH THE CALCULATION OF YOUR "GREATER OF" DEATH BENEFIT.

Your Roll-up to age 85 benefit base will automatically "reset" to equal the Protection with Investment Performance account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 85th birthday or contract maturity, if earlier.

For Series CP(R) contracts, any credit amounts that are part of your Protection with Investment Performance account value are included in the calculation of your Roll-up to age 85 benefit base reset.

If a reset is not applicable on your contract date anniversary, the Roll-up to age 85 benefit base will not be eligible to be reset again until the next contract date anniversary. For jointly-owned contracts, eligibility to reset the Roll-up to age 85 benefit base is based on the age of the older owner. For non-naturally owned contracts, eligibility is based on the age of the annuitant or older joint annuitant.

WE RESERVE THE RIGHT TO INCREASE THE FEE FOR THE "GREATER OF" DEATH BENEFIT IF THE ROLL-UP TO AGE 85 BENEFIT BASE RESETS. Please see the "Fee table" earlier in this Prospectus and "Charges and expenses" later in this Prospectus for more information about the charge. Your Roll-up to age 85 benefit base will reset automatically unless you opt out. We will notify you at least 45 days prior to your contract date anniversary if a fee increase for the "Greater of" death benefit has been declared. If you do not want your fee to increase, you must notify us on the specified form that we provide at least one business day prior to the contract date anniversary that you want to opt out of the reset. You can notify us on the specified form that we provide to opt back in to automatic resets at a later date. The then current fee for the "Greater of" death benefit will apply upon the next reset.

If we do not increase the charge for the "Greater of" death benefit when the Roll-up to age 85 benefit base resets, the total dollar amount charged on future contract date anniversaries may still increase as a result of the reset since the charges may be applied to a higher "Greater of" death benefit base than would have been otherwise applied. See "Charges and expenses" later in this Prospectus for more information.

ANNUAL WITHDRAWAL AMOUNT AND YOUR ROLL-UP TO AGE 85 BENEFIT BASE


If you elected the "Greater of" death benefit and the GIB, both your Roll-up to age 85 benefit base and GIB benefit base are calculated the same way until age
85. Therefore, your Roll-up to age 85 benefit base and GIB benefit base are equal until age 85. On the contract date anniversary following the owner's (or older joint owner, if applicable) 85th birthday, your Roll-up to age 85 benefit base will (i) no longer roll up; (ii) no longer be eligible for resets; and
(iii) be reduced dollar-for-dollar by withdrawals up to your Annual withdrawal amount. In contrast, the roll ups and resets for the GIB benefit base calculation continue until age 95. Therefore, after age 85, your Roll-up to age 85 benefit base and your GIB benefit base may differ.


WITHDRAWALS UP TO YOUR ANNUAL WITHDRAWAL AMOUNT AFFECT YOUR ROLL-UP TO AGE 85 BENEFIT BASE THE EXACT SAME WAY AS THEY AFFECT YOUR GIB BENEFIT BASE PRIOR TO THE CONTRACT DATE ANNIVERSARY FOLLOWING AGE 85. Beginning with the contract year that follows the contract year in which you first fund your Protection with Investment Performance account, if Lifetime GIB payments have not begun, you may withdraw up to your Annual withdrawal amount without reducing your Roll-up to age 85 benefit base.

IT IS IMPORTANT TO NOTE THAT WITHDRAWALS IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL HAVE A HARMFUL EFFECT ON YOUR ROLL-UP TO AGE 85 BENEFIT BASE AND YOUR "GREATER OF" DEATH BENEFIT. An Excess withdrawal reduces your Roll-up to age 85 benefit base on a pro rata basis. A withdrawal from your Protection with Investment Performance account in the first contract year in which the Protection with Investment Performance account is funded is an Excess withdrawal. A withdrawal that causes your Protection with Investment Performance account value to go to zero will terminate your "Greater of" death benefit.

The reduction of your Roll-up to age 85 benefit base on a pro rata basis means that we calculate the percentage of your current Protection with Investment Performance account value that is being withdrawn and we reduce your current Roll-up to age 85 benefit base by the same percentage. A pro rata withdrawal will have a significant adverse effect on your Roll-up to age 85 benefit base in cases where the Protection with Investment Performance account value is less than the Roll-up to age 85 benefit base. For an example of how pro rata reduction works, see "How withdrawals affect your Guaranteed benefits" later in this section.

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IF YOU HAVE BOTH THE GIB AND THE "GREATER OF" DEATH BENEFIT, THE GIB BENEFIT BASE AND THE ROLL-UP TO AGE 85 DEATH BENEFIT BASE ARE EQUAL UNTIL AGE 85. BEGINNING ON THE CONTRACT DATE ANNIVERSARY FOLLOWING AGE 85, YOUR ROLL-UP TO
AGE 85 BENEFIT BASE THAT IS PART OF YOUR "GREATER OF" GUARANTEED MINIMUM DEATH BENEFIT, WILL (I) NO LONGER ROLL UP; (II) NO LONGER BE ELIGIBLE FOR RESETS; AND BE REDUCED DOLLAR-FOR DOLLAR BY WITHDRAWALS UP TO YOUR ANNUAL WITHDRAWAL AMOUNT.
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For contracts with non-natural owners, the Roll-up to age 85 benefit base will be based on the annuitant's (or older joint annuitant's) age.

Please see Appendix II later in this Prospectus for an example of how the Roll-up to age 85 benefit base that is part of the "Greater of" guaranteed minimum death benefit is calculated.

                              -------------------

If you change ownership of the contract, generally the Guaranteed minimum death benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.

The Guaranteed minimum death benefits are subject to state availability and your age at contract issue. For a state-by-state description of all material variations of this contract, see Appendix V later in this Prospectus.

                        CONTRACT FEATURES AND BENEFITS

For contracts with non-natural owners, the available death benefits are based on the annuitant's age.

Please see both "Effect of your account values falling to zero" in "Determining your contract's value" and "How withdrawals affect your Guaranteed benefits" later in this section and the section entitled "Charges and expenses" later in this Prospectus for more information on these Guaranteed benefits.

See Appendix III later in this Prospectus for examples of how the benefit bases for the Guaranteed minimum death benefits work.

SERIES CP(R) CREDITS AND YOUR GUARANTEED BENEFIT BASES

Any credit amounts attributable to your contributions are not included in your GIB and GMDB benefit bases. If you decide to transfer amounts from your Investment Performance account to your Protection with Investment Performance variable investment options, only amounts representing contributions and earnings will increase your benefit bases. Credits to your Investment Performance account are considered transferred first, though any amount of that transfer that represents a Credit will be excluded from your Guaranteed benefit bases. All transfers, however, will increase your Protection with Investment Performance account value by the total amount of the transfer.

For example:

On December 1st, you purchase a Series CP(R) contract, make an initial contribution of $100,000. Your contract is issued with the GIB and the Return of Principal death benefit. You allocate the entire $100,000 contribution to the Investment Performance variable investment options and $0 to the Protection with Investment Performance variable investment options. In effect, you have not started to fund your Guaranteed benefits.

The Credit applied to your contract is $4,000 ($100,000 x 4%), resulting in an initial Investment Performance account value of $104,000.

On December 15th, you decide to fund your Guaranteed benefits by transferring $10,000 to the Protection with Investment Performance variable investment options. After that transfer, your Protection with Investment Performance account value would be $10,000, but your GIB benefit base and Return of Principal benefit base would both be $6,000. ($10,000 - $4,000). This is because Credits to your Investment Performance account are always considered transferred first.

HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFITS

In general, withdrawals from your Protection with Investment Performance account will reduce your Guaranteed benefit bases on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current Protection with Investment Performance account value that is being withdrawn and we reduce your current Guaranteed benefit bases by the same percentage.

For example, if your Protection with Investment Performance account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your Protection with Investment Performance account value. If your Guaranteed benefit base was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and your new Guaranteed benefit base after the withdrawal would be $24,000 ($40,000 - $16,000).

If your Protection with Investment Performance account value is greater than your Guaranteed benefit base, an Excess withdrawal will result in a reduction of your Guaranteed benefit base that will be less than the withdrawal. For example, if your Protection with Investment Performance account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your Protection with Investment Performance account value. If your Guaranteed benefit base was $20,000 before the withdrawal, it would be reduced by $8,000 ($20,000 X .40) and your new Guaranteed benefit base after the withdrawal would be $12,000 ($20,000 - $8,000).

A pro rata deduction means that if you take a withdrawal that reduces your Guaranteed benefit bases on a pro rata basis and your Protection with Investment Performance account value is less than your Guaranteed benefit base, the amount of the Guaranteed benefit base reduction will exceed the amount of the withdrawal.

For purposes of calculating the adjustment to your Guaranteed benefit bases, the amount of the withdrawal will include the amount of any applicable withdrawal charge. Using the example above, the $12,000 withdrawal would include the withdrawal amount paid to you and the amount of any applicable withdrawal charge deducted from your Protection with Investment Performance account value. For more information on the calculation of the charge, see "Withdrawal charge" later in this Prospectus.

Withdrawals from your Protection with Investment Performance account always reduce your Highest Anniversary Value benefit base and Return of Principal benefit base on a pro rata basis, as described above.

Withdrawals affect your GIB benefit base and Roll-up to age 85 benefit base, as follows:

..   A withdrawal from your Protection with Investment Performance account in the contract year in which you first fund your Protection with Investment Performance account will reduce your GIB benefit base and Roll-up to age 85 benefit base on a pro rata basis.

..   Beginning with the contract year that follows the contract year in which you fund your Protection with Investment Performance account, if your Lifetime GIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GIB benefit base.

..   Beginning with the contract year that follows the contract year in which you fund your Protection with Investment Performance account and until the contract date anniversary after age 85, if your Lifetime GIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your Roll-up to age 85 benefit base.

..   Beginning on the contract date anniversary after age 85, withdrawals will reduce your Roll-up to age 85 benefit base on a dollar-for-dollar basis up to your Annual withdrawal amount.

..   The portion of a withdrawal in excess of your Annual withdrawal amount
    ("Excess withdrawal") will always reduce your GIB benefit base and Roll-up to age 85 benefit base on a pro rata basis. This means that once a withdrawal is taken that causes the sum of the withdrawals from your Protection with Investment Performance account to exceed the Annual withdrawal amount, that portion of the withdrawal that exceeds the Annual withdrawal amount and any subsequent withdrawals from your

                        CONTRACT FEATURES AND BENEFITS

   Protection with Investment Performance account in that contract year will reduce the GIB benefit base and Roll-up to age 85 benefit base on a pro rata basis.

Please see Appendix VII later in this Prospectus for examples of how withdrawals affect your Guaranteed benefit bases.

DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

You can drop or change your Guaranteed benefits, subject to our rules. Your ability to do so depends on whether you have funded your Protection with Investment Performance account. If you have not funded your Protection with Investment Performance account, we call this a "pre-funding" drop or change. If you have funded your Protection with Investment Performance account, we call this a "post-funding" drop. Also, in order to make a change to your Guaranteed minimum death benefit, you must meet the eligibility requirements for the new benefit. If you drop a Guaranteed benefit, you will not be permitted to add it back to your contract.

PRE-FUNDING DROP OR CHANGE

Prior to funding your Protection with Investment Performance account, you can drop your GIB or Guaranteed minimum death benefit, or change your Guaranteed minimum death benefit. For contracts with the GIB, the Guaranteed minimum death benefit cannot be changed without first dropping the GIB. In Appendix I, we provide a chart that lists the possible Guaranteed benefit combinations under the Retirement Cornerstone(R) contract and our rules for dropping and changing benefits prior to funding your Protection with Investment Performance account.

POST-FUNDING DROP

SERIES B, CP(R) AND L CONTRACTS

If you funded your Protection with Investment Performance account at issue and contributions to the contract are no longer subject to withdrawal charges, you have the option to drop both your GIB and Guaranteed minimum death benefit. Also, in some cases, you can drop your GIB and retain your Guaranteed minimum death benefit. If you funded your Protection with Investment Performance account after issue, you cannot drop your Guaranteed benefit(s) until the later of: (i) the contract date anniversary following the date the Protection with Investment Performance account was funded, and (ii) the expiration of all withdrawal charges.

SERIES C AND SERIES ADV CONTRACTS

If you funded your Protection with Investment Performance account at issue and your contract has been in force for four contract years, you have the option to drop both your GIB and Guaranteed minimum death benefit or in some cases, drop your GIB and retain your Guaranteed minimum death benefit. If you funded your Protection with Investment Performance account after issue, you cannot drop or change your Guaranteed benefit(s) until the later of: (i) the contract date anniversary following the funding of your Protection with Investment Performance account, and (ii) four years from contract issue.

If you decide to drop all Guaranteed benefits post-funding, we require that you complete the administrative form we provide for this purpose. You must either take a full withdrawal of your Protection with Investment Performance account or make a one-time transfer to the Investment Performance variable investment options and guaranteed interest option. The Guaranteed benefits and any applicable charges will be terminated as of the business day we receive the properly completed administrative form at our processing office. Please note that when a Guaranteed benefit (other than the Return of Principal death benefit) is dropped on any date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

For contracts with the GIB, the Guaranteed minimum death benefit cannot be dropped without first dropping the GIB. In Appendix I, we provide a chart that lists the possible Guaranteed benefit combinations under the Retirement Cornerstone(R) contract and our rules for dropping and changing benefits if you have already funded your Protection with Investment Performance account.

GUARANTEED BENEFIT OFFERS

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. Previously, we made offers to groups of contract owners that provided for an increase in account value in return for terminating their guaranteed death or income benefits. In the future, we may make additional offers to these and other groups of contract owners.

When we make an offer, we may vary the offer amount, up or down, among the same group of contract owners based on certain criteria such as account value , the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis, depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of contract owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining contract owners in the same group.

If you accept an offer that requires you to terminate a guaranteed benefit, we will no longer charge you for it, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.

INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

(NOT AVAILABLE FOR SERIES CP(R) CONTRACTS)

THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS INTENDED TO PROVIDE OPTIONS TO BENEFICIARIES IN COMPLYING WITH FEDERAL INCOME TAX RULES. THERE ARE A NUMBER OF LIMITATIONS ON WHO CAN PURCHASE THE CONTRACT, HOW THE CONTRACT IS PURCHASED, AND THE FEATURES THAT ARE AVAILABLE UNDER THE CONTRACT. A PROSPECTIVE PURCHASER SHOULD SEEK TAX ADVICE BEFORE MAKING A DECISION TO PURCHASE THE CONTRACT.

We offer the Inherited IRA beneficiary continuation contract to eligible beneficiaries under individual retirement arrangements (traditional or Roth) where the original individual retirement account or annuity was not issued by AXA Equitable. The beneficiary may want to change the investments of the "original IRA" inherited from the now-deceased IRA

                        CONTRACT FEATURES AND BENEFITS
owner, but must take post-death required minimum distribution ("RMD") payments from an IRA that was inherited. The Inherited IRA beneficiary continuation contract has provisions intended to meet post-death RMD rules, which are similar to those of the Beneficiary continuation option ("BCO") restricted to eligible beneficiaries of contracts issued by AXA Equitable. See "Beneficiary continuation option for traditional IRA and Roth IRA contracts only" under "Beneficiary continuation option" in "Payment of death benefit" later in this Prospectus. Further, since the Inherited IRA beneficiary continuation contract is intended to replace the investment originally selected by the now-deceased IRA owner, a prospective purchaser should carefully consider the features and investments available under the Inherited IRA beneficiary continuation contract, and the limitations and costs under the contract in comparison with the existing arrangement before making any purchase decision. Finally, the contract may not be available in all states. Please speak with your financial professional for further information.

WHO CAN PURCHASE AN INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

The Inherited IRA beneficiary continuation contract is offered only to beneficiaries of non-AXA Equitable contracts as follows:

..   beneficiaries of IRAs who are individuals ("IRA beneficiaries"); and

..   eligible non-spousal individual beneficiaries of deceased plan participants in qualified plans, 403(b) plans and governmental employer 457(b) plans ("Non-spousal Applicable Plan beneficiaries"). The purpose is to enable such beneficiaries to elect certain post-death RMD payment choices available to them under federal income tax rules, which may not be offered under the Applicable Plan.

Certain trusts with only individual beneficiaries are treated as individuals and are eligible to purchase the Inherited IRA beneficiary continuation contract if such trust is either an IRA beneficiary or a Non-spousal Applicable Plan beneficiary.

HOW AN INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS PURCHASED

IRA BENEFICIARY. A traditional Inherited IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original traditional IRA. An Inherited Roth IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original Roth IRA. In this discussion, "you" refers to the owner of the Inherited IRA beneficiary continuation contract. The owner of the Inherited IRA beneficiary continuation contract owns the contract in his/her capacity as beneficiary of the original traditional or Roth IRA, and not in his/her own right. For this reason, the contract must also contain the name of the deceased owner.

NON-SPOUSAL APPLICABLE PLAN BENEFICIARY. In the case of a non-spousal beneficiary under a deceased plan participant's Applicable Plan, the Inherited IRA can only be purchased by a direct rollover of the death benefit under the Applicable Plan. In this discussion, "you" refers to the owner of the Inherited IRA beneficiary continuation contract. The owner of the Inherited IRA beneficiary continuation contract owns the contract in his/her capacity as beneficiary of the deceased plan participant, and not in his/her own right. For this reason, the contract must also contain the name of the deceased plan participant. In this discussion, references to "deceased owner" include "deceased plan participant"; references to "original IRA" include "the deceased plan participant's interest or benefit under the Applicable Plan", and references to "individual beneficiary of a traditional IRA" include "individual non-spousal beneficiary under an Applicable Plan."

LIMITATIONS ON CERTAIN FEATURES UNDER THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

This contract is intended only for beneficiaries who want to take payments at least annually over their life expectancy. These payments generally must begin no later than December 31st of the calendar year following the year the deceased owner died. Beneficiaries who do not want to take annual scheduled payments and want to wait until the 5th year after death to withdraw the entire amount of the Inherited IRA funds should not purchase this contract. Because of the contract's focus on payments, certain features noted below more suitable to long-term accumulation vehicles are not available under this contract.

WHEN THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS OWNED BY AN IRA
BENEFICIARY:

..   The Inherited IRA beneficiary continuation contract can be purchased even though you have already begun taking post-death RMD payments of your interest as a beneficiary from the deceased owner's original IRA. You should discuss with your own tax adviser when payments must begin or must be made.

..   The initial contribution must be a direct transfer from the deceased owner's original IRA and is subject to minimum contribution amounts. See "Rules regarding contributions to your contract" in "Appendix IX" for more information.

..   Any subsequent contribution must be direct transfers of your interest as a beneficiary from another IRA with a financial institution other than AXA Equitable, where the deceased owner is the same as under the original IRA contract.

..   The Inherited IRA contract is designed to pay you at least annually (but you can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis. For certain Inherited IRAs, if, you maintain another IRA of the same type (traditional or Roth) of the same deceased owner and you are also taking distributions over your life from that inherited IRA, you may qualify to take an amount from that other inherited IRA which would otherwise satisfy the amount required to be distributed from the AXA Equitable Inherited IRA contract. If you choose not to take a payment from your Inherited IRA contract in any year, you must notify us in writing before we make the payment from the Inherited IRA contract, and we will not make any future payment unless you request in writing a reasonable time before we make such payment. If you choose to take a required payment from another inherited IRA, you are responsible for calculating the appropriate amount and reporting it on your income tax return. Please feel free to speak with your financial professional, or call our processing office, if you have any questions.

WHEN THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS OWNED BY A NON-SPOUSAL APPLICABLE PLAN BENEFICIARY:

..   The initial contribution must be a direct rollover from the deceased plan participant's Applicable Plan and is subject to minimum

                        CONTRACT FEATURES AND BENEFITS
   contribution amounts. See "Rules regarding contributions to your contract" in "Appendix IX" for more information.

..   There are no subsequent contributions.

..   You must receive payments at least annually (but can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis.

..   You must receive payments from the Inherited IRA contract even if you are receiving payments from another IRA derived from the deceased plan participant.

FEATURES OF THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT WHICH APPLY TO EITHER TYPE OF OWNER:

..   The beneficiary of the original IRA (or the Non-spousal Applicable Plan beneficiary) will be the annuitant under the Inherited IRA beneficiary continuation contract. In the case where the beneficiary is a "see-through trust," the oldest beneficiary of the trust will be the annuitant.

..   An Inherited IRA beneficiary continuation contract is not available for owners over age 70.

..   You may make transfers among the investment options, as permitted.

..   You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges will apply as described in "Charges and expenses" later in this Prospectus.


..   If you elected the Return of Principal death benefit or the Highest
    Anniversary Value death benefit, amounts withdrawn from the contract to meet RMDs will reduce the benefit base and may limit the utility of the benefit(s).


..   The GIB, Spousal continuation, automatic investment program, automatic payment plans and systematic withdrawals are not available under the Inherited IRA beneficiary continuation contract.

..   Upon your death, your beneficiary has the option to continue taking RMDs based on your remaining life expectancy or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. If your beneficiary elects to continue to take distributions, withdrawal charges (if applicable) will no longer apply. If you have a Guaranteed minimum death benefit, it will no longer be in effect and any applicable charge for such benefit will stop.

..   When you die, we will pay your beneficiary the Investment Performance account value and the greater of the Protection with Investment Performance account value or the applicable death benefit.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may exercise your cancellation right under the contract to receive a refund. To exercise this cancellation right, you must notify us with a signed letter of instruction electing this right, to our processing office within 10 days after you receive your contract. If state law requires, this "free look" period may be longer. Other state variations may apply. For a state-by-state description of all material variations of this contract, including specific information on your "free look" period, see Appendix V later in this Prospectus.

Generally, your refund will equal your Total account value under the contract on the day we receive notification of your decision to cancel the contract and will reflect (i) any investment gain or loss in the variable investment options (less the daily charges we deduct), (ii) any guaranteed interest in the guaranteed interest option, and (iii) any interest in the account for special dollar cost averaging (if applicable), through the date we receive your contract. Some states, however, require that we refund the full amount of your contribution (not reflecting (i), (ii) or (iii) above). For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.

For Series CP(R) contract owners, please note that you will forfeit the Credit by exercising this right of cancellation.

We may require that you wait six months before you may apply for a contract with us again if:

..   you cancel your contract during the free look period; or

..   you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

If you fully convert an existing traditional IRA contract to a Roth IRA contract, you may cancel your Roth IRA contract and return to a traditional IRA contract. Our processing office, or your financial professional, can provide you with the cancellation instructions.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information," later in this Prospectus.

                        CONTRACT FEATURES AND BENEFITS

2. Determining your contract's value

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YOUR ACCOUNT VALUE AND CASH VALUE

Your "Total account value" is the total of: (i) the Protection with Investment Performance account value, and (ii) the Investment Performance account value. Your "Protection with Investment Performance account value" is the total value you have in: (i) the Protection with Investment Performance variable investment options, and (ii) amounts in a Special DCA program designated for the Protection with Investment Performance variable investment options. Your "Investment Performance account value" is the total value you have in: (i) the Investment Performance variable investment options, (ii) the guaranteed interest option, and (iii) amounts in a Special DCA program designated for the Investment Performance variable investment options and the guaranteed interest option. See "What are your investment options under the contract?" in "Contract features and benefits" for a detailed list of the Protection with Investment Performance variable investment options and Investment Performance variable investment options.

Your contract also has a "cash value." Your contract's cash value is equal to the Total account value, less: (i) the total amount or a pro rata portion of the annual administrative charge, as well as any optional benefit charges; and
(ii) any applicable withdrawal charges. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding Portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding Portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option depends on the investment performance of that option, less daily charges for:

(i)operations expenses;

(ii)administration expenses; and

(iii)distribution charges.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)increased to reflect subsequent contributions (plus the Credit for Series CP(R) contracts);

(ii)decreased to reflect withdrawals (plus withdrawal charges, if applicable);
    or

(iii)increased to reflect transfers into, or decreased to reflect a transfer out of, a variable investment option.

In addition, when we deduct any Guaranteed benefit charge, the number of units credited to your contract will be reduced. Your units are also reduced when we deduct the annual administrative charge. A description of how unit values are calculated can be found in the SAI.

YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus transfers and withdrawals out of the option, and charges we deduct.

YOUR CONTRACT'S VALUE IN THE ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

(FOR SERIES B AND SERIES L CONTRACTS ONLY)

Your value in the account for special dollar cost averaging at any time will equal your contribution allocated to that option, plus interest, minus any amounts that have been transferred to the variable investment options you have selected, and charges we deduct.

EFFECT OF YOUR ACCOUNT VALUES FALLING TO ZERO

In general, your contract will terminate without value if your Total account value falls to zero as the result of withdrawals, or the payment of any applicable charges when due, or a combination of two, as described below:

..   If you have Investment Performance account value only and it falls to zero as the result of withdrawals or the payment of any applicable charges, your contract will terminate.


..   Your Guaranteed minimum death benefit will terminate without value if your
    Protection with Investment Performance account value falls to zero as the result of withdrawals or the payment of any applicable charges. This will happen whether or not you also elected the GIB or receive Lifetime GIB payments. Unless you have amounts allocated to your Investment Performance account, your contract will also terminate.

..   If you elected the GIB and your Protection with Investment Performance account value falls to zero as the result of the payment of any applicable charges or a withdrawal that is not an Excess withdrawal, you will receive Lifetime GIB payments in accordance with the terms of the GIB. Unless you have amounts allocated to your Investment Performance account, your contract will also terminate.


..   If your Protection with Investment Performance account value falls to zero due to an Excess withdrawal, your GIB will terminate and you will not receive Lifetime GIB payments. Unless you have amounts allocated to your Investment Performance account, your contract will also terminate.

                       DETERMINING YOUR CONTRACT'S VALUE

Certain withdrawals, even one that does not cause your Total account value to fall to zero, will be treated as a request to surrender your contract and terminate your Guaranteed minimum death benefit. See "Withdrawals treated as surrenders" in "Accessing your money."

As discussed earlier in this Prospectus, we reserve the right to discontinue or limit your ability to make subsequent contributions to the contract or subsequent transfers or contributions to the Protection with Investment Performance variable investment options, either directly or through a Special DCA program. If we exercise this right, you will not have the ability to fund the contract and any Guaranteed benefits in order to avoid contract and/or Guaranteed benefit termination.

Withdrawals and/or deductions of charges during or following a period of poor market performance in which your account values decrease, increases the possibility that such a withdrawal or deduction could cause your account values to fall to zero.

                       DETERMINING YOUR CONTRACT'S VALUE

3. Transferring your money among investment options

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TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your Total account value among the investment options, subject to the following:

..   You may not transfer any amount to a Special DCA program.


..   Amounts allocated to the Investment Performance variable investment options or guaranteed interest option can be transferred among the Investment Performance variable investment options. Also, amounts allocated to the Investment Performance variable investment options or the guaranteed interest option can be transferred to the Protection with Investment Performance variable investment options through age 75 or, if later, until your first contract date anniversary. Transfers into your Protection with Investment Performance account will be allocated in accordance with your allocation instructions on file. See the limitations on amounts that may be transferred out of the guaranteed interest option below.


..   Amounts invested in the Protection with Investment Performance variable investment options can only be transferred among the Protection with Investment Performance variable investment options. Transfers out of the Protection with Investment Performance variable investment options into the Investment Performance variable investment options or guaranteed interest option are not permitted. However, if the owner elects to drop all Guaranteed benefits, the entire Protection with Investment Performance account value must be withdrawn from the contract or transferred into the Investment Performance variable investment options or guaranteed interest option. See "Dropping or changing your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus. See the limitations on amounts that may be transferred into the guaranteed interest option below.

..   ONCE A WITHDRAWAL IS TAKEN FROM YOUR PROTECTION WITH INVESTMENT PERFORMANCE
    ACCOUNT, YOU CANNOT MAKE ADDITIONAL CONTRIBUTIONS TO YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT. YOU CAN, HOWEVER, CONTINUE TO MAKE
    TRANSFERS FROM YOUR INVESTMENT PERFORMANCE ACCOUNT TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS UNTIL SUCH TIME AS (A) YOU MAKE A SUBSEQUENT CONTRIBUTION TO YOUR INVESTMENT PERFORMANCE ACCOUNT
    OR (B) THE VALUE OF YOUR PROTECTED BENEFIT ACCOUNT FALLS TO ZERO, AT WHICH POINT TRANSFERS INTO THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT
    WILL NO LONGER BE AVAILABLE. A subsequent contribution received by us in the first 90 calendar days after your contract is issued will not be counted towards shutting down transfers to your Protection with Investment Performance account. See "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.


..   For amounts allocated to the Protection with Investment Performance variable investment options, you may make a transfer from one Protection with Investment Performance variable investment option to another Protection with Investment Performance variable investment option as follows:

   -- You may make a transfer within the same category provided the resulting allocation to the receiving Protection with Investment Performance variable investment option does not exceed the investment option maximum in place at the time of the transfer.

   -- You can make a transfer from a Protection with Investment Performance variable investment option in one category to a Protection with Investment Performance variable investment option in another category as long as any applicable minimum rule(s) for the transferring category, the minimum and maximum rule(s) for all categories and the maximum rule for the receiving Protection with Investment Performance variable investment option are met. For detailed information regarding these rules, see "Category and investment option limits" under "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus.

   -- You may also request a transfer that would reallocate your account value in the Protection with Investment Performance variable investment options based on percentages, provided those percentages are consistent with the category and Protection with Investment Performance variable investment option limits in place at the time of the transfer.

   -- In calculating the limits for any transfers among the Protection with Investment Performance variable investment options, we use the Protection with Investment Performance account value percentages as of the date prior to the transfer.

   -- Transfer requests do not change the allocation instructions on file for any future contribution or rebalancing, although transfer requests will be considered subject to the Custom Selection Rules at the time of the request. In connection with any transfer, you should consider providing new allocation instructions, which would be used in connection with future rebalancing. A transfer must comply with the Custom Selection Rules described under "Allocating your contributions" earlier in the Prospectus.

..   A transfer into the guaranteed interest option will not be permitted if such transfer would result in more than 25% of the Total account value being allocated to the guaranteed interest option, based on the Total account value as of the previous business day. This restriction is waived for amounts transferred from a dollar cost averaging program into the guaranteed interest option.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

..   We reserve the right to restrict transfers into and among variable investment options, including limitations on the number, frequency, or dollar amount of transfers.

..   We may charge a transfer charge for any transfers in excess of 12 transfers in a contract year. For more information, see "Transfer charge" under "Charges that AXA Equitable deducts" in "Charges and expenses" later in this Prospectus.

..   For transfer restrictions regarding disruptive transfer activity, see
    "Disruptive transfer activity" below.

..   The maximum amount that may be transferred from the guaranteed interest option to any investment option (including amounts transferred pursuant to the fixed-dollar option and interest sweep option dollar cost averaging programs described under "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus) in any contract year is the greatest of:

   (a)25% of the amount you have in the guaranteed interest option on the last day of the prior contract year; or

   (b)the total of all amounts transferred at your request from the guaranteed interest option to any of the investment options in the prior contract year; or

   (c)25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.

From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you by way of a supplement to this Prospectus. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. A new dollar cost averaging program can be started in the next or subsequent contract years.


You may request a transfer in writing (using our specific form), through Online Account Access. You must send in all written transfer requests on the specific form we provide directly to our processing office. We will confirm all transfers in writing.


Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying Portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying Portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a Portfolio to maintain larger amounts of cash or to liquidate Portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the Portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than Portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting Portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying Portfolios for more information on how Portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying Portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying Portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying Portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of Portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each Portfolio on a daily basis. On any day when a Portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its Portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

REBALANCING AMONG YOUR INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS AND GUARANTEED INTEREST OPTION

We offer two rebalancing programs that you can use to automatically reallocate your Investment Performance account value among your Investment Performance variable investment options and the guaranteed interest option. Option I allows you to rebalance your Investment Performance account value among the Investment Performance variable investment options. Option II allows you to rebalance your Investment Performance account value among the Investment Performance variable investment options and the guaranteed interest option.

To enroll in one of our rebalancing programs, you must notify us in writing or through Online Account Access and tell us:

(a)the percentage you want invested in each investment option (whole percentages only), and

(b)how often you want the rebalancing to occur (quarterly, semian-nually, or annually on a contract year basis)

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract date. If you elect quarterly rebalancing, the rebalancing in the last quarter of the contract year will occur on the contract date anniversary.

Once it is available, you may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office. Termination requests can be made online through Online Account Access. See "How to reach us" in "Who is AXA Equitable?" earlier in this Prospectus. There is no charge for the rebalancing feature.

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REBALANCING DOES NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS. YOU SHOULD PERIODICALLY REVIEW YOUR ALLOCATION PERCENTAGES AS YOUR NEEDS CHANGE. YOU MAY WANT TO DISCUSS THE REBALANCING PROGRAM WITH YOUR FINANCIAL PROFESSIONAL BEFORE ELECTING THE PROGRAM.
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While your rebalancing program is in effect, we will transfer amounts among the applicable investment options so that the percentage of your Investment Performance account value that you specify is invested in each option at the end of each rebalancing date.

If you select Option II, you will be subject to our rules regarding transfers from the guaranteed interest option to the Investment Performance variable investment options. These rules are described in "Transferring your account value" earlier in this section. Under Option II, a transfer into or out of the guaranteed interest option to initiate the rebalancing program will not be permitted if such transfer would violate these rules. If this occurs, the rebalancing program will not go into effect.

You may not elect Option II if you are participating in any dollar cost averaging program. You may not elect Option I if you are participating in special money market dollar cost averaging or general dollar cost averaging.

Our optional rebalancing programs are not available for amounts allocated to the Protection with Investment Performance variable investment options. For information about rebalancing among the Protection with Investment Performance variable investment options, see "Automatic quarterly rebalancing" under "Allocating your contributions" in "Contract features and benefits."

SYSTEMATIC TRANSFER PROGRAM

Under the systematic transfer program, you may elect to have amounts from the Investment Performance variable investment options and the guaranteed interest option transferred to the Protection with Investment Performance variable investment options. This can be done on a quarterly, semi-annual or annual basis. There are four transfer options available under this program.

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PLEASE CHECK WITH YOUR FINANCIAL PROFESSIONAL OR ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES REGARDING THE AVAILABILITY OF OUR SYSTEMATIC TRANSFER PROGRAM OPTIONS.
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               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

(i)FIXED DOLLAR. Under this option, you can transfer a specified dollar amount, subject to a minimum of $50. The dollar amount you select cannot be changed while the program is in effect. If your Investment Performance account value on the transfer date is $50 or less, we will transfer the entire amount and the program will end.

(ii)FIXED PERCENTAGE. Under this program, you can transfer a specified percentage of your Investment Performance account as of the date of the transfer. The percentage you select cannot be changed while the program is in effect. If your Investment Performance account value on the transfer date is $50 or less, we will transfer the entire amount and the program will end.

(iii)TRANSFER THE GAINS. Under this option, you can transfer amounts in excess of your "total net contributions" (described below) made to the Investment Performance account as of the date of the transfer. The calculated amount to be transferred must be $50 or greater in order for the transfer to occur. If you elect this option after issue, the first transfer will be for all gains in the Investment Performance account as of the date of the transfer. If there are no gains in the Investment Performance account, a transfer will not occur.

(iv)TRANSFER THE GAINS IN EXCESS OF A SPECIFIED PERCENTAGE. Under this option, you can transfer amounts in excess of a specified percentage of your "total net contributions" (described below) made to the Investment Performance account as of the date of the sweep. There is no restriction on the maximum percentage you can request, however, the specified percentage cannot be changed while the program is in effect. Also, the calculated amount to be transferred must be $50 or greater in order for the transfer to occur. If you elect this option after issue, the first transfer will be for all gains in the Investment Performance account in excess of a specified percentage. If there are no gains in the Investment Performance account, a transfer will not occur.

For options (iii) and (iv), the "net contribution amount" is the total contributions made to the Investment Performance account, adjusted for withdrawals (and any applicable withdrawal charges) and all transfers to the Protection with Investment Performance account. All subsequent contributions made to the Investment Performance account will increase the net contribution amount by the dollar amount of the contribution as of the transaction date of the contribution. All withdrawals and ad hoc transfers from the Investment Performance account will be withdrawn or transferred -- gains first. The net contribution amount will only be reduced by a withdrawal (and any applicable withdrawal charges) or transfer to the extent that the withdrawal or transfer is in excess of "gains" in the Investment Performance account on the date of the transfer. For this purpose, "gains" is equal to the Investment Performance account value immediately prior to the withdrawal or transfer in excess of net contribution.

Please note the following under the Systematic transfer program:

..   As noted above, transfers can be made on a quarterly, semi-annual or annual basis. You can choose a start date for transfers but it cannot be later than the 28th day of the month or later than one year from the date you enroll. The frequency for transfers cannot be changed while the program is in effect. If you decide you want to change the frequency of transfers, you must cancel your current program and re-enroll in the program.

..   For Series CP(R) contracts, any credits that are applied to the Investment
    Performance account will not be part of the net contribution amount. The total amount of credit applied to the Investment Performance account will be considered transferred to the Protection with Investment Performance account first before any earnings are transferred under our Systematic transfer program.

..   Each transfer will be pro-rated from all of your investment options in the
    Investment Performance account, except for amounts allocated to a Special DCA program. If either option (iii) or (iv) is selected and there are amounts allocated to a Special DCA program, the calculation of the sweep will use your Investment Performance account value (including any amounts in the Special DCA program that are designated for future transfers to the Investment Performance account). However, once the amount to be transferred is calculated, the transfer will be pro-rated from the Investment Performance variable investment options and the Guaranteed interest option. No amounts will be transferred from the Special DCA program.

..   Under the Fixed percentage option, the calculation of the transfer will not include any amounts in the Special DCA program and the transfer will be pro-rated from the Investment Performance vari- able investment options and the guaranteed interest option.

..   All transfers to the Protection with Investment Performance vari- able investment options will be in accordance with your allocation instructions on file.

..   An ad hoc transfer from the Investment Performance account to the
    Protection with Investment Performance account that is not part of the Systematic transfer program will not terminate the program. Please note, however, that a transfer under options (iii) or (iv) could decrease the net contribution amount that is used to determine the gains on each transfer date.

..   You can only have one Systematic transfer program in effect at any one time.

..   You can cancel your Systematic transfer program at any time.

..   Transfers under your Systematic transfer program do not count toward the transfers under the contract that may be subject to a transfer charge.

..   The Systematic transfer program is available with any dollar cost averaging program available under your Retirement Corner- stone(R) contract.

..   You can elect a rebalancing program for your Investment Perfor- mance account value while the Systematic withdrawal program is in effect. If a rebalancing transaction date and Systematic transfer program transaction date happen to be on the same Business day, the transfer under the Systematic transfer program will be processed first. Then, we will process the rebalancing of your Investment Performance account value.

..   If all Guaranteed benefits are dropped post-funding of the Pro- tection with Investment Performance account, your Systematic transfer program will be terminated.

..   If we exercise our right to discontinue contributions and/or trans- fers to the Protection with Investment Performance variable investment options, or if you are unable to make subsequent

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS contributions and/or transfers to the Protection with Investment Performance variable investment options due to any other contri- bution or transfer restriction, your Systematic transfer program will be terminated.

..   If you make a contribution to your Investment Performance account following your first withdrawal from the Protection with Investment Performance account, your Systematic transfer pro- gram will be terminated.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

4. Accessing your money

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WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your Total account value before payments begin. The table below shows the methods available under each type of contract.

Your account value could become insufficient due to withdrawals and/or poor market performance. For information on how withdrawals affect your Guaranteed benefits and potentially cause your contract to terminate, please see "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus and "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

If you take a withdrawal from the Protection with Investment Performance variable investment options, the withdrawal may impact your existing benefits and you will no longer be permitted to make subsequent contributions into the Protection with Investment Performance variable investment options. The first withdrawal from your Protection with Investment Performance account may also affect the applicable Roll-up rate used in calculating certain Guaranteed benefits. See "How you can purchase and contribute to your contract", and "Annual Roll-up rate" and "Deferral bonus Roll-up rate" under "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus, as well as Appendix IX for more information.

METHOD OF WITHDRAWAL

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                                                                                            PRE-AGE   LIFETIME
                                                             AUTO-                           59 1/2   REQUIRED
                                                             MATIC                            SUB-     MINIMUM
                                                             PAYMENT             SYSTE-    STANTIALLY DISTRIBU-
                       CONTRACT/(1)/                         PLANS/(2)/ PARTIAL MATIC/(3)/   EQUAL      TION
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NQ                                                              Yes       Yes      Yes        No         No
-----------------------------------------------------------------------------------------------------------------
Traditional IRA                                                 Yes       Yes      Yes        Yes        Yes
-----------------------------------------------------------------------------------------------------------------
Roth IRA                                                        Yes       Yes      Yes        Yes        No
-----------------------------------------------------------------------------------------------------------------
Inherited IRA                                                   No        Yes      No         No         Yes/(4)/
-----------------------------------------------------------------------------------------------------------------
QP/(5)/                                                         Yes       Yes      No         No         No
-----------------------------------------------------------------------------------------------------------------

(1)Please note that not all contract types are available under all contracts in the Retirement Cornerstone(R) Series.
(2)Available for contracts with GIB only.
(3)Available for withdrawals from your Investment Performance variable investment options and guaranteed interest option only.
(4)The contract (whether traditional IRA or Roth IRA) pays out post-death required minimum distributions. See "Inherited IRA beneficiary continuation contract" in "Contract features and benefits" earlier in this Prospectus.
(5)All payments are made to the plan trust as the owner of the contract. See "Appendix II: Purchase considerations for QP contracts" later in this Prospectus.

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ALL REQUESTS FOR WITHDRAWALS MUST BE MADE ON A SPECIFIC FORM THAT WE PROVIDE. PLEASE SEE "HOW TO REACH US" UNDER "WHO IS AXA EQUITABLE?" EARLIER IN THIS PROSPECTUS FOR MORE INFORMATION.
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AUTOMATIC PAYMENT PLANS

(FOR CONTRACTS WITH GIB)

You may take automatic withdrawals from your Protection with Investment Performance account under either the Maximum payment plan or the Customized payment plan, as described below. Under either plan, you may take withdrawals on a monthly, quarterly or annual basis. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next contract date anniversary. All withdrawals from an Automatic payment plan count toward your free withdrawal amount.

You may elect either the Maximum payment plan or the Customized payment plan beginning after the first contract date anniversary. You must wait at least 28 days from enrollment in a plan before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary.

If you take a partial withdrawal from your Protection with Investment Performance account while an automatic payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary. A partial withdrawal taken during an automatic payment plan could result in an Excess withdrawal. See "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus and "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

MAXIMUM PAYMENT PLAN

If you have funded the GIB, the Maximum payment plan is available beginning in the contract year that follows the contract year in which you first fund your Protection with Investment Performance account. Under the Maximum payment plan, you can request us to pay you the Annual withdrawal amount as scheduled payments. The payment amount may increase or decrease annually as the result of a change in the Annual Roll-up rate. Also, the payment amount may increase as the result of a reset of your GIB benefit base.

If you elect the Maximum payment plan and start monthly or quarterly payments after the beginning of a contract year, the payments you take that year will be less than your Annual withdrawal amount.

If you take a partial withdrawal from your Protection with Investment Performance account in the same contract year prior to enrollment in the Maximum payment plan, the partial withdrawal will be factored into the scheduled payments for that contract year, as follows: we will calculate the Annual withdrawal amount and subtract the partial withdrawal amount. The difference will be divided by the number of payments that remain for the rest of the contract year based on your election. This will be the amount paid out for the remaining periods for that contract year.

                             ACCESSING YOUR MONEY

CUSTOMIZED PAYMENT PLAN

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PLEASE CHECK WITH YOUR FINANCIAL PROFESSIONAL OR ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES REGARDING THE AVAILABILITY OF OUR CUSTOMIZED PAYMENT PLAN OPTIONS.
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If you have funded the GIB, the Customized payment plan is available beginning in the contract year that follows the contract year in which you first fund your Protection with Investment Performance account. Currently, any of the following five Customized payment plan options can be elected. For options that are based on a withdrawal percentage, the specified percentage is applied to your GIB benefit base as of the most recent contract date anniversary. See "Annual withdrawal amount" in "Guaranteed income benefit" under "Contract features and benefits" earlier in this Prospectus.

The following payment options can be elected under the Customized payment plan. For options (i)-(iii) and (v), your payment may increase or decrease annually as the result of a change in the Annual Roll-up rate. Also, the payment amount may increase as the result of a reset of your GIB benefit base.

(i)Guaranteed minimum percentage: You can request us to pay you as scheduled payments a withdrawal amount based on a withdrawal percentage that is fixed at the lowest guaranteed Annual Roll-up rate of 4%.

(ii)Fixed percentage below the Annual Roll-up rate: You can request us to pay you as scheduled payments a withdrawal amount based on the applicable Annual Roll-up rate MINUS a fixed percentage for each contract year. If in any contract year the calculation would result in a payment that is less than 4%, your withdrawal percentage for that contract year will be 4%. In other words, the withdrawal percentage can never be less than 4%. Your percentage requests must be in increments of 0.50%.

(iii)Fixed percentage: You can request us to pay you as scheduled payments a withdrawal amount based on a fixed percentage. The percentage may not exceed the Annual Roll-up rate in any contract year. If in any contract year the fixed percentage is greater than your Annual Roll-up rate for that contract year, we will pay you only the Annual withdrawal amount as scheduled payments for that contract year. Your percentage requests must be in increments of 0.50%.

(iv)Fixed dollar amount: You can request us to pay you as scheduled payments a fixed dollar withdrawal amount each contract year. The fixed dollar amount may not exceed your Annual withdrawal amount in any contract year. If in any contract year the fixed dollar amount is greater than your Annual withdrawal amount, we will pay you as scheduled payments only your Annual withdrawal amount.

(v)Fixed dollar amount or fixed percentage from both your Protection with Investment Performance account and your Investment Performance account: You can request us to pay you a fixed dollar amount or fixed percentage as scheduled payments that may be greater than your Annual withdrawal amount. The Annual withdrawal amount will be withdrawn from your Protection with Investment Performance account. We will pay you any requested amount that is in excess of your Annual withdrawal amount from your Investment Performance account. If in any contract year there is insufficient value in the Investment Performance account to satisfy your requested fixed dollar or fixed percentage withdrawal, we will pay you the maximum amount that can be withdrawn from your Annual withdrawal amount and your Investment Performance account as scheduled payments for that contract year even though this amount will be less than you requested.

It is important to note that if you elect the Customized payment plan and start monthly or quarterly withdrawals after the beginning of a contract year, you could select scheduled payment amounts that would cause an Excess withdrawal. If your selected scheduled payment would cause an Excess withdrawal, we will notify you. Excess withdrawals may significantly reduce the value of the GIB (and "Greater of" death benefit, if elected). See "How withdrawals affect your Guaranteed benefits" and "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus.

For examples on how the Automatic payment plans work, please see Appendix VI. For examples of how withdrawals affect your Guaranteed benefit bases, see Appendix VII later in this Prospectus.

PARTIAL WITHDRAWALS AND SURRENDERS

(ALL CONTRACTS)

You may take partial withdrawals from your contract at any time. Currently, the minimum withdrawal amount is $300. For discussion on how amounts can be withdrawn, see "How withdrawals are taken from your Total account value" below. You can also surrender your contract at any time.

Partial withdrawals will be subject to a withdrawal charge if they exceed the free withdrawal amount. For more information, see "Free withdrawal amount" in "Charges and expenses" later in this Prospectus.

Any request for a partial withdrawal will terminate your participation in either the Maximum payment plan or Customized payment plan.

SYSTEMATIC WITHDRAWALS

(ALL CONTRACTS EXCEPT INHERITED IRA AND QP)

You may take systematic withdrawals of a particular dollar amount or a particular percentage of your Investment Performance variable investment options and guaranteed interest option.

If your contract is subject to withdrawal charges, you may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your Investment Performance account value: 0.8% monthly, 2.4% quarterly and 10.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.

If the withdrawal charges on your contract have expired (not applicable to Series C and Series ADV which have no withdrawal charges), you may elect a systematic withdrawal option in excess of percentages described in the preceding paragraph, up to 100% of your Investment Performance account value. HOWEVER, IF YOU ELECT A SYSTEMATIC WITHDRAWAL OPTION IN EXCESS OF THESE LIMITS, AND MAKE A SUBSEQUENT CONTRIBUTION TO YOUR INVESTMENT PERFORMANCE ACCOUNT,

                             ACCESSING YOUR MONEY

THE SYSTEMATIC WITHDRAWAL OPTION WILL BE TERMINATED. You may then elect a new systematic withdrawal option within the limits described in the preceding paragraph.

If you elect our systematic withdrawal program, you may request to have your withdrawals made on any day of the month, subject to the following restrictions:

..   You must select a date that is more than three calendar days prior to your contract date anniversary; and

..   You cannot select the 29th, 30th or 31st.

If you do not select a date, we will make the withdrawals the same day of the month as the day we receive your request to elect the program, subject to the same restrictions listed above. If you have also elected a GIB Automatic payment plan, unless you instruct us otherwise, your systematic withdrawal option withdrawals will be on the same date as your automatic payment plan. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59 1/2 and 70 1/2.

If the systematic withdrawal option is elected with an Automatic payment plan, the payment frequency will be the same as the Automatic payment plan.

You may change the payment frequency, or the amount or the percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a partial withdrawal. You can cancel the systematic withdrawal option at any time.

If you take a partial withdrawal while you are taking systematic withdrawals, your systematic withdrawal option will be terminated. You may then elect a new systematic withdrawal option.

Systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal amount previously taken in the same contract year, the systematic withdrawal exceeds the free withdrawal amount.

SUBSTANTIALLY EQUAL WITHDRAWALS

(TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY)

We offer our "substantially equal withdrawals option" to allow you to receive distributions from your contract without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age
59 1/2. Substantially equal withdrawals are also referred to as "72(t) exception withdrawals". See "Tax information" later in this Prospectus. The substantially equal withdrawals option is available only if 100% of your Total account value is allocated to either the Protection with Investment Performance account or the Investment Performance account. This option is not available if your Total account value is split between the Protection with Investment Performance account and the Investment Performance account at the time you elect this option. If you elect to take substantially equal withdrawals, you may not elect any other automated withdrawal program.

If you elect our substantially equal withdrawals option, we calculate the permissible distributions for you using one of the IRS-approved methods for doing this. You should be aware that the portion of any withdrawal from the Protection with Investment Performance account that is in excess of the Annual withdrawal amount will reduce the benefit base(s) for your Guaranteed benefits on a pro rata basis as of the date of the withdrawal. See "How withdrawals affect your Guaranteed benefits" and "Annual withdrawal amount" under "Guaranteed income benefit" in "Contract features and benefits" for more information.

Our substantially equal withdrawals option is not the exclusive method of meeting the penalty exception. After consultation with your tax adviser, you may decide to use any permissible method. If you do not elect our substantially equal withdrawals option, you would have to compute withdrawal amounts yourself and request partial withdrawals.

Once you begin to take substantially equal withdrawals, you should not do any of the following until after the later of age 59 1/2 or five full years after the first withdrawal: (i) stop them; (ii) change the pattern of your withdrawals (for example, by taking an additional partial withdrawal); or
(iii) contribute any more to the contract. If you alter the pattern of withdrawals, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.

Making additional contributions to the contract is treated as changing the pattern of withdrawals. It does not matter whether the additional contributions are made by direct transfer or rollover; nor does it matter if they are made to the Investment Performance account or the Protection with Investment Performance account. Because the penalty exception method does not permit additional contributions or payment changes to restore any Guaranteed benefit base under the contract, you and your tax adviser should consider carefully whether you should elect the Substantially equal withdrawals option or any other method of penalty exception withdrawals if you have allocated or intend to allocate amounts to the Protection with Investment Performance account value after starting Substantially equal withdrawals.

In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may make a one-time change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments, which vary each year.

If the contract is eligible, you may elect to take substantially equal withdrawals at any time before age 59 1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until (i) we receive written notice from you to cancel this option; (ii) you take an additional partial withdrawal; or (iii) you contribute any more to the contract. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same calendar year in which you took a partial withdrawal or added amounts to the contract. We will calculate the new withdrawal amount.

BECAUSE THE IRS-APPROVED PENALTY EXCEPTION METHODS DO NOT PERMIT YOU TO ADD CONTRIBUTIONS OR CHANGE PAYMENTS TO RESTORE THE GUARANTEED BENEFIT BASE(S), AS NOTED ABOVE, YOU AND

                             ACCESSING YOUR MONEY

YOUR TAX ADVISER SHOULD CONSIDER CAREFULLY WHETHER YOU SHOULD ELECT THE SUBSTANTIALLY EQUAL WITHDRAWALS OPTION OR ANY OTHER METHOD OF PENALTY EXCEPTION WITHDRAWALS IF YOU HAVE ALLOCATED ANY AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT.

LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS

(TRADITIONAL IRA CONTRACTS ONLY -- SEE "TAX INFORMATION" LATER IN THIS
PROSPECTUS)

We offer our "automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute RMDs yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Before electing this account-based withdrawal option, you should consider whether annuitization might be better in your situation. If you have funded your Guaranteed benefit(s), amounts withdrawn from the contract to meet RMDs may reduce your benefit base(s) and may limit the utility of the benefit(s). Also, the actuarial present value of additional contract benefits must be added to the Total account value in calculating RMD payments from annuity contracts funding IRAs, which could increase the amount required to be withdrawn. Please refer to "Tax information" later in this Prospectus.

This service is not available under QP contracts.

You may elect this service in the calendar year in which you reach age 70 1/2 or in any later year. The minimum amount we will pay out is $250. Currently, RMD payments will be made annually. See "Required minimum distributions" in "Traditional individual retirement annuities (traditional IRAs)" under "Tax information" later in this Prospectus for your specific type of retirement arrangement.

This service does not generate automatic RMD payments during the first calendar year. Therefore, if you are making a rollover or transfer contribution to the contract after age 70 1/2, you must take any RMDs before the rollover or transfer. If you do not, any withdrawals that you take during the first contract year to satisfy your RMDs may be subject to withdrawal charges, if applicable, if they exceed the free withdrawal amount.

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FOR TRADITIONAL IRA CONTRACTS, WE WILL SEND A FORM OUTLINING THE DISTRIBUTION OPTIONS AVAILABLE IN THE YEAR YOU REACH AGE 70 1/2 (IF YOU HAVE NOT BEGUN YOUR ANNUITY PAYMENTS BEFORE THAT TIME).
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We do not impose a withdrawal charge on RMD payments taken through our automatic RMD service even if, when added to a partial withdrawal previously taken in the same contract year, the RMD payments exceed the free withdrawal amount.

RMDS FOR CONTRACTS WITH GIB. Generally, if you elect our Automatic RMD service, any lifetime RMD payment we make to you, starting in the first contract year, will not be treated as an Excess withdrawal for contracts with GIB or with GIB and the "Greater of" death benefit. Amounts from both your Protection with Investment Performance account and Investment Performance account values are used to determine your lifetime RMD payment each year.

If you elect either the Maximum payment plan or the Customized payment plan (together, "automatic payment plans") and our Automatic RMD service, we will make an extra payment, if necessary, on December 1st that will equal your lifetime RMD amount less all payments made through November 30th and any scheduled December payment. The combined Automatic payment plan and RMD payment will not be treated as an Excess withdrawal if the RMD, together with any withdrawal taken under one of our automatic plans exceeds your Annual withdrawal amount. The additional payment will reduce your GIB benefit base and Roll-up to age 85 benefit base (for contracts with the "Greater of" death benefit) on a dollar-for-dollar basis. Your Highest Anniversary Value benefit base is always reduced on a pro rata basis.

If you take any partial withdrawals in addition to your RMD and Automatic payment plan payments, your applicable Automatic payment plan will be terminated. Any partial withdrawal taken from your Protection with Investment Performance account may cause an Excess withdrawal and may be subject to a withdrawal charge. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary. Further, your GIB benefit base and Annual withdrawal amount will be reduced.

If you elect our Automatic RMD service and elect to take your Annual withdrawal amount in partial withdrawals without electing one of our available Automatic payment plans, we will make a payment, if necessary, on December 1st that will equal your RMD payment less all withdrawals made through November 30th. If prior to December 1st you make a partial withdrawal that exceeds your Annual withdrawal amount, but not your RMD amount, any portion of that partial withdrawal taken from your Protection with Investment Performance account will be treated as an Excess withdrawal, as well as any subsequent partial withdrawals taken from your Protection with Investment Performance account made during the same contract year. However, if by December 1st your withdrawals have not exceeded your RMD amount, the RMD payment we make to you will not be treated as an Excess withdrawal.

Your RMD payment will be withdrawn on a pro rata basis from your Investment Performance variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will withdraw amounts from your Special DCA program. If there is insufficient value in those options, any additional amount of the RMD payment or the total amount of the RMD payment will be withdrawn from your Protection with Investment Performance variable investment options. For information on how RMD payments are taken from your contract see "How withdrawals are taken from your Total account value" below.

If you do not elect our Automatic RMD service and if your Annual withdrawal amount is insufficient to satisfy the RMD payment, any additional withdrawal taken in the same contract year (even one to satisfy your RMD payment) from your Protection with Investment Performance account will be treated as an Excess withdrawal.

HOW WITHDRAWALS ARE TAKEN FROM YOUR TOTAL ACCOUNT VALUE

Unless you specify otherwise, all withdrawals (other than Automatic payment plan withdrawals and lump sum withdrawals of your Annual withdrawal amount and substantially equal withdrawals) will be taken on a pro rata basis from your Investment Performance variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from a Special DCA program. If there is insufficient value in those options, any additional

                             ACCESSING YOUR MONEY
amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from your Protection with Investment Performance variable investment options. Any amounts withdrawn from a Special DCA program that were designated for the Protection with Investment Performance variable investment options will reduce your Guaranteed benefit base(s).

Automatic payment plan withdrawals (other than fixed dollar amount or fixed percentage withdrawals) and lump sum withdrawals of your Annual withdrawal amount will always be taken on a pro rata basis only from your Protection with Investment Performance variable investment options.

Fixed dollar amount or fixed percentage withdrawals are first taken on a pro rata basis from your Protection with Investment Performance variable investment options. If there is insufficient value or no value in those options, we will subtract amounts from your Investment Performance variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from a Special DCA program.

Substantially equal withdrawals are taken on a pro rata basis from your Total account value. However, if after you have elected the substantially equal withdrawals option your Total account value is split between the Protection with Investment Performance account value and the Investment Performance account value, your substantially equal withdrawals will be taken on a pro rata basis from your Investment Performance variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from a Special DCA program. If there is insufficient value in those options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from your Protection with Investment Performance variable investment options. Any amounts withdrawn from a Special DCA program that were designated for the Protection with Investment Performance variable investment options will reduce your Guaranteed benefit base(s).

You may choose to have withdrawals subtracted from your contract based on the following options:

(1)Take the entire withdrawal on a pro rata basis from the Protection with Investment Performance variable investment options; or

(2)Take the entire withdrawal from the Investment Performance account value, specifying which Investment Performance variable investment options and/or guaranteed interest option the withdrawal should be taken from; or

(3)Request a certain portion of the withdrawal to be taken from the Protection with Investment Performance variable investment options and take the remaining part of the withdrawal from the Investment Performance variable investment options. You must specify the investment options for the Investment Performance account value. The withdrawal from the Protection with Investment Performance variable investment options will be taken on a pro rata basis.

For more information on how withdrawals affect your Guaranteed benefits, see "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus and Appendix VII later in this Prospectus.

WITHDRAWALS TREATED AS SURRENDERS

Certain withdrawals may cause your contract and certain Guaranteed benefits to terminate, as follows:

..   Any fee deduction and/or withdrawal that causes your Total account value to fall to zero will terminate the contract and any applicable Guaranteed benefit, other than the GIB (unless the account value falls to zero due to an "Excess withdrawal"). See "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus for a discussion of what happens to your benefit if your Protection with Investment Performance account value falls to zero.


..   If you did not elect the GIB or have not yet funded it, the following applies:


   -- a request to withdraw 90% or more of your cash value will terminate your contract and any applicable Guaranteed minimum death benefit;

   -- we reserve the right to terminate the contract and any applicable
      Guaranteed minimum death benefit if no contributions are made during the last three contract years and the cash value is less than $500; and

   -- we reserve the right to terminate your contract and any applicable
      Guaranteed minimum death benefit if any withdrawal would result in a remaining cash values of less than $500.

If your contract is terminated, we will pay you the contract's cash value. See "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while an owner is living (or for contracts with non-natural owners, while an annuitant is living) and before you begin to receive annuity payments (Lifetime GIB payments or otherwise). For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.

Upon your request to surrender your contract for its cash value, all benefits under the contract, including the GIB, will terminate as of the date we receive the required information if your cash value in your Protection with Investment Performance account is greater than your Annual withdrawal amount remaining for that year. If your cash value is not greater than your Annual withdrawal amount remaining for that year, then you will receive your cash value and a supplementary life annuity contract under which we will pay you Lifetime GIB payments. For more information, please see "Effect of your account values falling to zero" in "Determining your contract's value" and "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.

                             ACCESSING YOUR MONEY

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the business day the transaction request is received by us in good order. These transactions may include applying proceeds to a payout annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge, if applicable) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)the New York Stock Exchange is closed or restricts trading,

(2)the SEC determines that an emergency exists as a result of sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable, or

(3)the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option or a Special DCA program, (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.

YOUR ANNUITY PAYOUT OPTIONS

The following description assumes annuitization of your entire contract. For partial annuitization, see "Partial Annuitization" below.

Deferred annuity contracts such as those in the Retirement Cornerstone(R) Series provide for conversion to annuity payout status at or before the contract's "maturity date." This is called "annuitization." Upon annuitization, your account value is applied to provide periodic payments as described in this section; the contract and all its benefits terminate; and will be converted to a supplementary contract for the periodic payments ("payout option"). The supplementary contract does not have an account value or cash value. If you choose a variable payout option, you will receive a separate prospectus related to the contract you select.


You may choose to annuitize your contract at any time, which generally is at least 13 months (five years for Series CP(R) contracts) after the contract date. The contract's maturity date is the latest date on which annuitization can occur. If you do not annuitize before the maturity date and at the maturity date have not made an affirmative choice as to the type of annuity payments to be received, we will convert your contract to the default annuity payout option described in "Annuity maturity date" later in this section. If you elected the GIB or a Guaranteed minimum death benefit, your contract may have both a Protection with Investment Performance account value and an Investment Performance account value. If there is a Protection with Investment Performance account value and you choose to annuitize your contract before the maturity date, the GIB will terminate without value even if your GIB benefit base is greater than zero. The payments that you receive under the payout annuity option you select may be less than you would have received under GIB. See "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus for further information. Any Guaranteed minimum death benefit terminates upon annuitization.


In general, your periodic payment amount upon annuitization is determined by your Total account value, the form of the annuity payout option you elect as described below, the timing of your purchase and the applicable annuity purchase rate to which that value is applied. Once begun, annuity payments cannot be stopped unless otherwise provided in the supplementary contract. Your contract guarantees that upon annuitization, your account value will be applied to a guaranteed annuity purchase rate for a life annuity. We reserve the right, with advance notice to you, to change guaranteed annuity purchase rates any time after your fifth contract date anniversary and at not less than five-year intervals after the first change. (Please see your contract and SAI for more information.) In the event that we exercise our contractual right to change the guaranteed annuity purchase factors, we would segregate the account value based on contributions and earnings received prior to and after the change. When your contract is annuitized, we would calculate the payments by applying the applicable purchase factors separately to the value of the contributions received before and after the rate change. We will provide you with 60 days advance written notice of such a change.

In addition, you may apply your Total account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We have the right to require you to provide any information we deem necessary to provide an annuity upon annuitization. If the annuity payment amount is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

We currently offer you several choices of annuity payout options. The options available directly under the contract entitle you to receive fixed annuity payments. Options available under separate contracts and described in separate prospectuses enable you to receive variable annuity payments.

The payments that you receive upon annuitization of your Protection with Investment Performance account value may be less than your Annual withdrawal amount or your Lifetime GIB payments. If you are considering annuitization, you should ask your financial professional for information about the payment amounts that would be made under the various choices that are available to you. You may also obtain that information by contacting us. Annuitization of your Investment Performance account value after the date your Lifetime GIB payments begin will not affect those payments.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the owner's and annuitant's ages at contract issue. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time. In addition, if you are exercising your GIB, your choice of payout options are those that are available under the GIB (see "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus).

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Fixed annuity payout options             .   Life annuity
                                         .   Life annuity with period certain
                                         .   Life annuity with refund certain
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                             ACCESSING YOUR MONEY

..   LIFE ANNUITY: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

..   LIFE ANNUITY WITH PERIOD CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

..   LIFE ANNUITY WITH REFUND CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life, and after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide you with details.

With fixed annuities, we guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

(FOR THE PURPOSES OF THIS SECTION, PLEASE NOTE THAT WITHDRAWAL CHARGES DO NOT APPLY TO SERIES C AND SERIES ADV CONTRACTS.)

The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges that apply under your Retirement Cornerstone
(R) Series contract.

There is no withdrawal charge imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain. If we are offering non-life contingent forms of annuities, the withdrawal charge will be imposed.

PARTIAL ANNUITIZATION. Partial annuitization of nonqualified deferred annuity contracts is permitted under certain circumstances. You may choose from the annuity payout options described here. We no longer offer a period certain option for partial annuitization. We require you to elect partial annuitization on the form we specify. Partial annuitization is not available for a guaranteed income benefit under a contract. For purposes of this contract, we will effect any partial annuitization as a withdrawal applied to a payout annuity. Please note that a withdrawal from your Protection with Investment Performance account to purchase an annuity payout contract will affect your Guaranteed benefit bases just like any other withdrawal. See "How withdrawals are taken from your Total Account Value" earlier in this Section. Also, see the discussion of "Partial Annuitization" in "Tax Information" later in this Prospectus.

SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments begin but it may not be earlier than thirteen months from your contract date or not earlier than five years from your Series CP(R) contract date (in a limited number of jurisdictions this requirement may be more or less than five years). You can change the date your annuity payments are to begin at any time. The date may not be later than the annuity maturity date described below.

For Series CP(R) contracts, if you start receiving annuity payments within three years of making any contribution, we will recover the Credit that applies to any contribution made within the prior three years. Please see Appendix V later in this Prospectus for information on state variations.

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will be less with a greater frequency of payments, or with a longer certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay your Total account value in a single sum rather than as payments under the payout option chosen. If you select an annuity payout option and payments have begun, no change can be made.

ANNUITY MATURITY DATE

Your contract has a maturity date. The maturity date is based on the age of the original annuitant at contract issue and cannot be changed other than in conformance with applicable law, even if you name a new annuitant. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday (or older joint annuitant if your contract has joint annuitants). The maturity date may not be less than thirteen months from your contract date, unless otherwise stated in your contract. We will send a notice with the contract statement one year prior to the maturity date and with each quarterly statement until the maturity date. The notice will include the date of maturity, describe the available annuity payout options, state the availability of a lump sum payment option, and identify the default payout option, if you do not provide an election by the time of your contract maturity date.

If you have not funded the GIB, you may either take a lump sum payment or select an annuity payout option on the maturity date. If you do not make an election at maturity, we will apply your Investment Performance account value to a life-period certain fixed annuity with payments based on the greater of guaranteed or then current annuity purchase rates.

                             ACCESSING YOUR MONEY

If you have funded the GIB, the following applies on the maturity date:

..   For amounts allocated to your Investment Performance account, you may select an annuity payout option or take a lump sum payment.

..   If you do not make an election for your Protection with Investment
    Performance account value on your maturity date, we will apply the Protection with Investment Performance account value to either (a) or
    (b) below, whichever provides a greater payment:

   (a)a fixed life annuity with a period certain with payments based on the greater of the guaranteed or then current annuity purchase rates, or

   (b)a supplementary contract with annual payments equal to your GIB benefit base applied to the applicable GIB payout factor.

If you elect payments on a joint life basis, the joint life must be your spouse and the joint life GIB payout factors will be reduced. See "Lifetime GIB payments" under "Guaranteed income benefit" in "Contract features and benefits." You may also elect to have your Protection with Investment Performance account value paid to you in a lump sum or applied to an annuity payout option we are offering at the time.

If Lifetime GIB payments have already begun, we will issue you one supplementary contract to continue receiving your Lifetime GIB payments. For amounts allocated to your Investment Performance account, you must select an annuity payout option or take a lump sum payment.

                             ACCESSING YOUR MONEY

5. Charges and expenses

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CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. Together, they make up the daily "contract fee." These charges are reflected in the unit values of each variable investment option:

..   An operations charge

..   An administration charge

..   A distribution charge

We deduct the following charges as described later in this section. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

..   On each contract date anniversary -- an annual administrative charge, if applicable.

..   At the time you make certain withdrawals or surrender your contract -- a withdrawal charge (if applicable).

..   On each contract date anniversary -- a charge for each optional benefit you elect: a Guaranteed minimum death benefit (other than the Return of Principal death benefit) and the Guaranteed income benefit.

..   At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

..   At the time you request a transfer in excess of 12 transfers in a contract year -- a transfer charge (currently, there is no charge).

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" later in this section.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. This does not mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contracts.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.

SEPARATE ACCOUNT ANNUAL EXPENSES

OPERATIONS CHARGE. We deduct a daily charge from the net assets in each variable investment option to compensate us for operations expenses, a portion of which compensates us for mortality and expense risks, described below. In connection with the Protection with Investment Performance variable investment options, a portion of this charge compensates us for our costs in providing the Return of Principal death benefit. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Series B:                   0.80%
   Series CP(R):               0.95%
   Series L:                   1.10%
   Series C:                   1.10%
   Series ADV                  0.35%

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the Guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

For Series CP(R) contracts, a portion of this charge also compensates us for any Credits we apply to the contract. We expect to make a profit from this charge. For a discussion of the credit, see "Credits" in "Contract features and benefits" earlier in this Prospectus.

ADMINISTRATION CHARGE. We deduct a daily charge from the net assets in each variable investment option. The charge, together with the annual administrative charge described below, is to compensate us for administrative expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Series B:                   0.30%
   Series CP(R):               0.35%
   Series L:                   0.30%
   Series C:                   0.25%
   Series ADV                  0.20%

DISTRIBUTION CHARGE. We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Series B:                   0.20%
   Series CP(R):               0.25%
   Series L:                   0.25%
   Series C:                   0.35%
   Series ADV                  0.10%

                             CHARGES AND EXPENSES

ACCOUNT VALUE CHARGES

ANNUAL ADMINISTRATIVE CHARGE. We deduct an administrative charge from your Total account value on each contract date anniversary. We deduct the charge if your Total account value on the last business day of the contract year is less than $50,000. If your Total account value on such date is $50,000 or more, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your Total account value. The charge is $30 for contract years three and later.

We will deduct this charge from your value in the Investment Performance variable investment options and the guaranteed interest option (see Appendix V later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from a Special DCA account. If those amounts are insufficient, we will deduct all or a portion of the charge from the Protection with Investment Performance variable investment options.

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

If your Total account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable Guaranteed benefits except as noted under "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus.

TRANSFER CHARGE

Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for any transfers in excess of 12 per contract year. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer. The transfer charge (if applicable), will be assessed at the time that the transfer is processed. Any transfer charge will be deducted from the investment options from which the transfer is made. We will not charge for transfers made in connection with one of our dollar cost averaging programs. Also, transfers from a dollar cost averaging program, our Systematic transfer program or our rebalancing program do not count toward your number of transfers in a contract year for the purposes of this charge.

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

DUPLICATE CONTRACT CHARGE. We charge $35 for providing a copy of your contract. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our processing office, or (iii) by any other means we make available to you.

WITHDRAWAL CHARGE
(FOR SERIES B, SERIES CP(R) AND SERIES L CONTRACTS ONLY)

A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value. For more information about the withdrawal charge if you select an annuity payout option, see "Your annuity payout options -- The amount applied to purchase an annuity payout option" in "Accessing your money" earlier in the Prospectus. For Series CP(R) contracts, a portion of this charge also compensates us for any Credits we apply to the contract. For a discussion of the Credit, see "Credits" in "Contract features and benefits" earlier in this Prospectus. We expect to make a profit from this charge.

The withdrawal charge equals a percentage of the contributions withdrawn. For Series CP(R) contracts, we do not consider Credits to be contributions.

Therefore, there is no withdrawal charge associated with a Credit.

The percentage of the withdrawal charge that applies to each contribution depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:

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                           WITHDRAWAL CHARGE AS A % OF CONTRIBUTION CONTRACT YEAR
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                                                                1    2   3   4      5    6   7      8    9     10
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Series B                                                     7%      7%  6%  6%  5%      3%  1%  0%/(1)/ --  --
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Series L                                                     8%      7%  6%  5%  0%/(2)/ --  --  --      --  --
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Series CP(R)                                                 8%      8%  7%  6%  5%      4%  3%  2%      1%  0%/(3)/
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Series C                                                     --/(4)/ --  --  --  --      --  --  --      --  --
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Series ADV                                                   --/(4)/ --  --  --  --      --  --  --      --  --
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(1)Charge does not apply in the 8th and subsequent contract years following contribution.
(2)Charge does not apply in the 5th and subsequent contract years following contribution.
(3)Charge does not apply in the 10th and subsequent contract years following contribution.
(4)Charge does not apply to Series C and Series ADV contracts.

For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1" and the withdrawal charge is reduced or expires on each applicable contract date anniversary. Amounts withdrawn that are not subject to the withdrawal charge are not considered withdrawals of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus.

Please see Appendix V later in this Prospectus for possible withdrawal charge schedule variations in your state.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your Total account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. Any applicable withdrawal charge will be calculated on the portion of the withdrawal amount that is subject to withdrawal charges.

                             CHARGES AND EXPENSES

The charge will be taken out of your Protection with Investment Performance and Investment Performance account values based on the proportion of the withdrawal amount that is subject to the charge from the respective account values. We deduct the charge in proportion to the amount of the withdrawal subtracted from each investment option. The withdrawal charge helps cover our sales expenses.

For purposes of calculating reductions in your Guaranteed benefits and associated benefit bases, the withdrawal amount includes both the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your Total account value. For more information, see "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

The withdrawal charge does not apply in the circumstances described below.

FREE WITHDRAWAL AMOUNT

Each contract year you can withdraw a certain amount from your contract without paying a withdrawal charge. In the first contract year, the free withdrawal amount is determined using all contributions received in the first 90 days of the contract year. The free withdrawal amount does not apply if you surrender your contract except where required by law.

FOR CONTRACTS WITHOUT A GUARANTEED BENEFIT. If you do not have a Guaranteed benefit with your contract, your free withdrawal amount is equal to 10% of your Investment Performance account value at the beginning of the contract year.


FOR CONTRACTS WITH A GUARANTEED MINIMUM DEATH BENEFIT AND WITHOUT GIB. If you have Guaranteed minimum death benefit with your contract, but did not elect the GIB, your free withdrawal amount is equal to 10% of your Investment Performance account value and 10% of your Protection with Investment Performance account value at the beginning of the contract year. If you do not fund your Guaranteed minimum death benefit until after issue, there is no free withdrawal amount in connection with the Protection with Investment Performance account value prior to the contract date anniversary following the date on which you funded your Guaranteed minimum death benefit. If you fund your Guaranteed minimum death benefit with a transfer, your free withdrawal amount from your Investment Performance account value in that contract year will not be reduced by the amount of the transfer. IF YOU FUND THE GUARANTEED MINIMUM DEATH BENEFIT AFTER ISSUE WITH A TRANSFER OF 100% OF YOUR INVESTMENT PERFORMANCE ACCOUNT VALUE, YOU WILL NOT HAVE A FREE WITHDRAWAL AMOUNT FOR THE REMAINDER OF THAT CONTRACT YEAR.


FOR CONTRACTS WITH GIB. With respect to the Investment Performance account, your free withdrawal amount is 10% of the Investment Performance account value at the beginning of the contract year.

With respect to the Protection with Investment Performance account, the free withdrawal amount is the GIB benefit base as of the most recent contract date anniversary multiplied by the Annual Roll-up rate in effect on the first day of the contract year. The Deferral bonus Roll-up rate is never used to determine the free withdrawal amount.

If you do not fund your GIB until after issue, there is no free withdrawal amount in connection with the Protection with Investment Performance account prior to the contract date anniversary following the date on which you funded your GIB. If you fund your GIB with a transfer, your free withdrawal amount from your Investment Performance account in that contract year will not be reduced by the amount of the transfer. IF YOU FUND THE GIB AFTER ISSUE WITH A TRANSFER OF 100% OF YOUR INVESTMENT PERFORMANCE ACCOUNT VALUE, YOU WILL NOT HAVE A FREE WITHDRAWAL AMOUNT FOR THE REMAINDER OF THAT CONTRACT YEAR.

In general, the amount of any contribution or transfer into the Protection with Investment Performance account and a contribution into the Investment Performance account after the first day of the contract year will not be included in your free withdrawal amount for that contract year.

When a withdrawal is taken from both the Investment Performance account and the Protection with Investment Performance account, the free withdrawal amount is allocated based on the amounts withdrawn from each.

DISABILITY, TERMINAL ILLNESS, OR CONFINEMENT TO NURSING HOME. There are specific circumstances (described below) under which the withdrawal charge will not apply. At any time after the first contract date anniversary, you may submit a claim to have the withdrawal charge waived if you meet certain requirements. You are not eligible to make a claim prior to your first contract date anniversary. Also, your claim must be on the specific form we provide for this purpose.

The withdrawal charge does not apply if:

(i)We receive proof satisfactory to us (including certification by a licensed physician) that an owner (or older joint owner, if applicable) is unable to perform three of the following "activities of daily living":

   -- "Bathing" means washing oneself by sponge bath; or in either a tub or shower, including the task of getting into or out of the tub or shower.

   -- "Continence" means the ability to maintain control of bowel and bladder function; or, when unable to maintain control of bowel or bladder function, the ability to perform associated personal hygiene (including caring for catheter or colostomy bag).

   -- "Dressing" means putting on and taking off all items of clothing and any necessary braces, fasteners or artificial limbs.

   -- "Eating" means feeding oneself by food into the body from a receptacle
      (such as a plate, cup or table) or by a feeding tube or intravenously.

   -- "Toileting" means getting to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.

   -- "Transferring" means moving into or out of a bed, chair or wheelchair.

(ii)We receive proof satisfactory to us (including certification by a licensed physician) that an owner's (or older joint owner's, if applicable) life expectancy is six months or less.

(iii)An owner (or older joint owner, if applicable) has been confined to a nursing home for more than 90 days (or such other period,

                             CHARGES AND EXPENSES
   as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

   -- its main function is to provide skilled, intermediate, or custodial nursing care;

   -- it provides continuous room and board to three or more persons;

   -- it is supervised by a registered nurse or licensed practical nurse;

   -- it keeps daily medical records of each patient;

   -- it controls and records all medications dispensed; and

   -- its primary service is other than to provide housing for residents.

Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

GUARANTEED BENEFIT CHARGES

RETURN OF PRINCIPAL DEATH BENEFIT. There is no additional charge for this death benefit.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT. If you elect the Highest Anniversary Value death benefit, we deduct a charge annually from your Protection with Investment Performance variable investment options on each contract date anniversary for which it is in effect. The charge is equal to 0.25% of the Highest Anniversary Value benefit base. If you elect this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

"GREATER OF" DEATH BENEFIT. If you elect this death benefit, we deduct a charge annually from your Protection with Investment Performance variable investment options on each contract date anniversary for which it is in effect. The charge is equal to 0.95% of the "Greater of " death benefit base. If you elect this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

If your Roll-Up to age 85 benefit base resets on a contract date anniversary, we reserve the right to increase the charge for this benefit up to 1.10%. You will be notified of the increased charge in advance. The increased charge, if any, will apply as of the next contract date anniversary following the reset and on all contract date anniversaries thereafter. You must notify us at least 30 days prior to your contract date anniversary on which a reset could cause a fee increase in order to cancel the reset on your upcoming contract date anniversary. If you elect this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.


GUARANTEED INCOME BENEFIT CHARGE. If you elected the GIB, we deduct a charge annually from your Protection with Investment Performance variable investment options on each contract date anniversary until such time that your Lifetime GIB payments begin or you elect another annuity payout option, whichever occurs first. The charge is equal to 0.95% of the GIB benefit base in effect on each contract date anniversary. If you have this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.


If your GIB benefit base resets on a contract date anniversary, we reserve the right to increase the charge for this benefit up to 1.25%. You will be notified of the increased charge in advance. The increased charge, if any, will apply as of the next contract date anniversary following the reset and on all contract date anniversaries thereafter. You must notify us at least 30 days prior to your contract date anniversary on which a reset could cause a fee increase in order to cancel the reset on your upcoming contract date anniversary.

                              -------------------

For the Highest Anniversary Value death benefit, "Greater of" death benefit and GIB, we will deduct each charge from your Protection with Investment Performance variable investment options on a pro rata basis. If those amounts are insufficient to pay the charge and you have no amounts in the Special DCA program designated for the Protection with Investment Performance variable investment options, your benefit will terminate without value and you will lose any applicable Guaranteed benefits except as noted under "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus. Your contract will also terminate if you do not have any Investment Performance account value.

For the Highest Anniversary Value death benefit, the "Greater of" death benefit and the GIB, if any of the following occur on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year:

..   A death benefit is paid;

..   you surrender the contract to receive its cash value;

..   you annuitize your Protection with Investment Performance account value;

..   you transfer 100% of your Protection with Investment Performance account value to the Investment Performance account (following the dropping of your Guaranteed benefits); or

..   you withdraw 100% of your Protection with Investment Performance account value (following the dropping of your Guaranteed benefits).

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity pay-out option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

FEE-BASED EXPENSES (SERIES ADV CONTRACTS ONLY)

The fees and expenses of a fee-based program are separate from and in addition to the fees and expenses of the contract. Please consult with your program sponsor for more details about your fee-based program. You should consider maintaining sufficient assets outside of

                             CHARGES AND EXPENSES
this contract in order to pay advisory or custodial account expenses. Withdrawals from your Retirement Cornerstone(R) -- Series ADV contract to pay those expenses will be treated like any other withdrawal. Withdrawals from amounts in your Protection with investment performance account may impact your Guaranteed benefits.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees (for certain variable investment options).

..   Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each Portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain Portfolios available under the contract in turn invest in shares of other Portfolios of the Trusts and/or shares of unaffiliated Portfolios (collectively, the "underlying Portfolios"). The underlying Portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge (if applicable) or the daily contract charge, or change the minimum initial contribution requirements. We also may change the Guaranteed benefits, or offer variable investment options that invest in shares of the Trusts that are not subject to the 12b-1 fee. If permitted under the terms of our exemptive order regarding the Series CP(R) Credit feature, we may also change the crediting percentage that applies to contributions. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for traditional IRA and Roth IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration and operations generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974 ("ERISA") or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.

                             CHARGES AND EXPENSES

6. Payment of death benefit

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YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while you are alive and the contract is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. Under a contract with a non-natural owner that has joint annuitants, the surviving annuitant is considered the beneficiary, and will take the place of any other beneficiary. In a QP contract, the beneficiary must be the plan trust. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.

The death benefit in connection with your Investment Performance account is equal to your Investment Performance account value as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. For Series CP(R) contracts, the Investment Performance account value used to determine the death benefit will first be reduced by the amount of any Credits applied in the one-year period prior to the owner's (or older joint owner's, if applicable) death.

The death benefit in connection with any amount in your Protection with Investment Performance account is equal to your Protection with Investment Performance account value or, if greater, the applicable Guaranteed minimum death benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit), as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. However, this is not the case if the beneficiary of your contract is your spouse and he or she decides to roll over the death benefit to another contract issued by us. See "Effect of the owner's death" below. For Series CP(R) contracts, the Protection with Investment Performance account value used to determine the death benefit will first be reduced by the amount of any Credits applied in the one-year period prior to the owner's (or older joint owner's, if applicable) death. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner's (or older joint owner's, if applicable) death adjusted for any subsequent withdrawals. Payment of the death benefit terminates the contract.

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WHEN WE USE THE TERMS "OWNER" AND "JOINT OWNER", WE INTEND THESE TO BE REFERENCES TO "ANNUITANT" AND "JOINT ANNUITANT", RESPECTIVELY, IF THE CONTRACT HAS A NON-NATURAL OWNER. IF THE CONTRACT IS JOINTLY OWNED OR IS ISSUED TO A NON-NATURAL OWNER, THE DEATH BENEFIT IS PAYABLE UPON THE DEATH OF THE OLDER JOINT OWNER OR OLDER JOINT ANNUITANT, AS APPLICABLE.
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Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. However, you should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable. If the contract had joint annuitants, it will become a single annuitant contract.

EFFECT OF THE OWNER'S DEATH

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. If the contract has a non-natural owner, the death benefit is payable upon the death of the annuitant.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option ("BCO"). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the "Spousal continuation" feature or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under "Non-spousal joint owner contract continuation."

If you are the sole owner, your surviving spouse may have the option to:

..   take the death benefit proceeds in a lump sum;

..   continue the contract as a successor owner under "Spousal continuation" (if your spouse is the sole primary beneficiary) or under our Beneficiary continuation option, as discussed below; or

..   roll the death benefit proceeds over into another contract.

                           PAYMENT OF DEATH BENEFIT

If your surviving spouse rolls over the death benefit proceeds into a contract issued by us, the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse's new contract. Any death proceeds will remain invested in this contract until your spouse's new contract is issued. The amount of the death benefit will be calculated to equal the greater of the account value (as of the date your spouse's new contract is issued) and the applicable guaranteed minimum death benefit (as of the date of your death). This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse's new contract is issued.

If the surviving joint owner is not the surviving spouse, or, for single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner's death (the "5-year rule"). In certain cases, an individual beneficiary or non-spousal surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner's death. Any such election must be made in accordance with our rules at the time of death. If the beneficiary of a contract with one owner or a younger non-spousal joint owner continues the contract under the 5-year rule, in general, all Guaranteed benefits and their charges will end. For more information on non-spousal joint owner contract continuation, see the section immediately below.

NON-SPOUSAL JOINT OWNER CONTRACT CONTINUATION

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner's death. If the life annuity is elected, the contract and all benefits terminate.

If the older owner dies first, we will increase the account value to equal the Guaranteed minimum death benefit, if higher. The surviving owner can elect to
(1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years and any GIB and charge will be terminated; or
(4) continue the contract under the Beneficiary continuation option. For Series CP(R) contracts, if any contributions are made during the one-year period prior to the owner's death, the account value will first be reduced by any Credits applied to any such contributions.

If the contract continues, any Guaranteed minimum death benefit and associated charge will be discontinued. Withdrawal charges, if applicable, will no longer apply, and no subsequent contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues under the "5-year rule", the death benefit is not payable and the Guaranteed minimum death benefit, if applicable, will continue without change. In general, the GIB and charge will be discontinued. Withdrawal charges, if applicable, will continue to apply and no subsequent contributions will be permitted.

SPOUSAL CONTINUATION

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse's death in order to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

Upon your death, the younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a Single owner contract), may elect to receive the death benefit, continue the contract under our Beneficiary continuation option (as discussed below in this section) or continue the contract, as follows:

..   In general, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges if applicable will apply if subsequent contributions are made.

..   The applicable Guaranteed minimum death benefit option may continue as follows:

   -- If the surviving spouse is age 75 or younger on the date of your death, and you were age 84 or younger at death, the Guaranteed minimum death benefit continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85.

   -- If the surviving spouse is age 75 or younger on the date of your death, and you were age 85 or older at death, we will reinstate the Guaranteed minimum death benefit under the contract. The benefit base (which had previously been frozen at age 85) will now continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85.

   -- If the surviving spouse is age 76 or over on the date of your death, any applicable Guaranteed minimum death benefit will be frozen (subject to adjustment for subsequent contributions and withdrawals) and the charge will be discontinued.

   -- If the "Greater of" death benefit continues, the Roll-up to age 85 benefit base reset, and any Deferral bonus Roll-up amount or Annual Roll-up amount, as applicable, will be based on the surviving spouse's age.

The GIB may continue, as follows:

..   If the surviving spouse is the older spouse, the GIB (with its charge)
    continues with no change;

..   If the surviving spouse is the younger spouse, and Lifetime GIB payments have not begun, the GIB (with its charge) continue, as follows:

   (i)The surviving spouse may contribute and/or transfer amounts to the Protection with Investment Performance variable investment options up until the contract date anniversary following age 75 (age 71 for contributions to Series CP(R) contracts).

  (ii)The GIB benefit base will continue to roll up until the contract maturity date or the surviving spouse's age 95, whichever is earlier.

                           PAYMENT OF DEATH BENEFIT

..   If the surviving spouse is the younger spouse, and the Lifetime GIB payments have begun, payment will continue to the younger spouse only if the payments were being made on a joint life basis.

..   If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

..   The Guaranteed benefits continue to be based on the older spouse's age for the life of the contract.

..   If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

..   The withdrawal charge schedule, if applicable, remains in effect.

If you divorce, Spousal continuation does not apply.



BENEFICIARY CONTINUATION OPTION

This feature permits a designated individual, on the contract owner's death, to maintain a contract with the deceased contract owner's name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Please speak with your financial professional for further information. For a state-by-state description of all material variations of this contract, including information on the availability of the Beneficiary continuation option in your state, see Appendix V later in this Prospectus.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information.

BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The Beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the Protection with Investment Performance account value to equal the applicable death benefit if such death benefit is greater than such account value, adjusted for any subsequent withdrawals. For Series CP(R) contracts, the account value will first be reduced by any Credits applied in the one-year period prior to the owner's death.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 701/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this Prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The "5-year rule" is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the Beneficiary continuation option for IRA and Roth IRA contracts:

..   The contract continues with your name on it for the benefit of your beneficiary.

..   The beneficiary replaces the deceased owner as annuitant.

..   This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

..   The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the Investment Performance variable investment options and the guaranteed interest option (subject to our rules) but no subsequent contributions will be permitted.

..   The Protection with Investment Performance variable investment options will no longer be available and no value can be allocated to those investment options.

..   If any Guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

..   The beneficiary may choose at any time to withdraw all or a portion of the
    Total account value and no withdrawal charges, if any, will apply.

..   Any partial withdrawal must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

                           PAYMENT OF DEATH BENEFIT

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, "beneficiary" refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the Beneficiary continuation option for NQ contracts:

..   This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

..   The beneficiary automatically replaces the existing annuitant.

..   The contract continues with your name on it for the benefit of your beneficiary.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

..   The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the Investment Performance variable investment options but no subsequent contributions will be permitted.

..   The Protection with Investment Performance variable investment options will no longer be available and no value can be allocated to those investment options.

..   If any Guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

..   If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

..   Any partial withdrawals must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

IF THE DECEASED IS THE OWNER OR THE OLDER JOINT OWNER:

..   As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the Protection with Investment Performance account value to equal the applicable death benefit if such death benefit is greater than such Protection with Investment Performance account value adjusted for any subsequent withdrawals. For Series CP(R) contracts, the account value will first be reduced by any Credits applied in a one-year period prior to the owner's death.

..   No withdrawal charges, if applicable, will apply to any withdrawals by the beneficiary.

IF THE DECEASED IS THE YOUNGER NON-SPOUSAL JOINT OWNER:

..   The account value will not be reset to the death benefit amount.

..   The contract's withdrawal charge schedule, if applicable, will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract's free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders.

..   We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the "Withdrawal charges" in "Charges and expenses" earlier in this Prospectus, if applicable.

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A surviving spouse should speak to his or her tax professional about whether Spousal continuation or the Beneficiary continuation option is appropriate for him or her. Factors to consider include, but are not limited to, the surviving spouse's age, need for immediate income and a desire to continue any Guaranteed benefits under the contract.

                           PAYMENT OF DEATH BENEFIT

7. Tax information

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OVERVIEW

In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to Retirement Cornerstone(R) Series contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and IRS interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. We also do not discuss the Employee Retirement Income Security Act of 1974 ("ERISA"). Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

FATCA


Even though this section in the Prospectus discusses consequences to United States individuals you should be aware that the Foreign Account Tax Compliance Act ("FATCA") which applies to certain U.S.-source payments may require AXA Equitable and its affiliates to obtain specified documentation of an entity's status before payment is made in order to avoid punitive 30% FATCA withholding. The FATCA rules are initially directed at foreign entities, and may presume that various U.S. entities are "foreign" unless the U.S. entity has documented its U.S. status by providing Form W-9. Also, in future years FATCA and related rules may require us to document the status of certain contractholders, as well as report contract values and other information for such contractholders. For this reason AXA Equitable and its affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.


CONTRACTS THAT FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this Prospectus, or a custodial or trusteed individual retirement account. Annuity contracts can also be purchased in connection with retirement plans qualified under Section 401(a) of the Code ("QP contracts"). How these arrangements work, including special rules applicable to each, are noted in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits compared with the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans and IRAs. For this purpose additional annuity contract benefits may include, but are not limited to the various Guaranteed benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract. See also Appendix II at the end of this Prospectus for a discussion of QP contracts.

TRANSFERS AMONG INVESTMENT OPTIONS

If permitted under the terms of the contract, you can make transfers among investment options inside the contract without triggering taxable income.

TAXATION OF NONQUALIFIED ANNUITIES

CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonquali-fied annuity contract.

CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

..   if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

..   if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

..   if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

                                TAX INFORMATION

..   if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a typical grantor trust.


Federal tax law requires that all nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year be linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

ANNUITY PAYMENTS

The following applies to an annuitization of the entire contract. In certain cases, the contract can be partially annuitized. See "Partial Annuitization" below.

Annuitization under a Retirement Cornerstone(R) Series contract occurs when your interest under the contract is or has been applied to one or more payout options intended to amortize amounts over your life or over a period certain generally limited by the period of your life expectancy. We do not currently offer a period certain option without life contingencies. Annuity payouts can also be determined on a joint life basis. After annuitization, no further contributions to the contract may be made, the annuity payout amount must be paid at least annually, and annuity payments cannot be stopped except by death or surrender (if permitted under the terms of the contract).

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments. If you have a loss on a variable annuity payout in a taxable year, you may be able to adjust the tax-free amount in subsequent years.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

Your rights to apply amounts under this contract to an annuity payout option are described elsewhere in this Prospectus. If you hold your contract to the maximum maturity age under the contract we require that a choice be made between taking a lump sum settlement of any remaining account value or applying any such account value to an annuity payout option we may offer at the time under the contract. If no affirmative choice is made, we will apply any remaining account value or interest in the contract to the default option under the contract at such age. While there is no specific federal tax guidance as to whether or when an annuity contract is required to mature, or as to the form of the payments to be made upon maturity, we believe that this contract constitutes an annuity contract under current federal tax rules.

PARTIAL ANNUITIZATION

The consequences described above for annuitization of the entire contract apply to the portion of the contract which is partially annuitized. A nonqualified deferred annuity contract is treated as being partially annuitized if a portion of the contract is applied to an annuity payout option on a life-contingent basis or for a period certain of at least 10 years. In order to get annuity payment tax treatment for the portion of the contract applied to the annuity payout, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped, except by death or surrender (if permitted under the terms of the contract). The investment in the contract is split between the partially annuitized portion and the deferred amount remaining based on the relative values of the amount applied to the annuity payout and the deferred amount remaining at the time of the partial annuitization. Also, the partial annuitization has its own annuity starting date. We do not currently offer a period certain option without life contingencies.

WITHDRAWALS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your Total account value less your total investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a reduction of your investment in the contract and is not taxable.

Collateral assignments are taxable to the extent of any earnings in the contract at the time any portion of the contract's value is assigned as collateral. Therefore, if you assign your contract as collateral for a loan with a third party after the contract is issued, you may have taxable income even though you receive no payments under the contract. AXA Equitable will report any income attributable to a collateral assignment on Form 1099-R. Also, if AXA Equitable makes payments or distributions to the assignee pursuant to directions under the collateral assignment agreement, any gains in such payments may be taxable to you and reportable on Form 1099-R even though you do not receive them.

TAXATION OF ANNUAL WITHDRAWALS PRIOR TO THE BEGINNING OF LIFETIME GIB PAYMENTS

We treat any withdrawals under the contract as non-annuity payments for income tax purposes. (This includes Annual withdrawal amounts received before the entire contract is annutized as described above under "Annuity Payments" or the beginning of Lifetime GIB payments.)

1035 EXCHANGES

You may purchase a nonqualified deferred annuity contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

..   the contract that is the source of the funds you are using to purchase the nonqualified deferred annuity contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

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..   the owner and the annuitant are the same under the source contract and the contract issued in exchange. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

In some cases you may make a tax-deferred 1035 exchange from a nonqualified deferred annuity contract to a "qualified long-term care contract" meeting all specified requirements under the Code or an annuity contract with a "qualified long-term care contract" feature (sometimes referred to as a "combination annuity" contract).

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the contract issued in exchange.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to purchase or contribute to another nonqualified deferred annuity contract on a tax-deferred basis. If requirements are met, the owner may also directly transfer amounts from a nonqualified deferred annuity contract to a "qualified long-term care contract" or "combination annuity" in such a partial 1035 exchange transaction. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

If you are purchasing your contract through a Section 1035 exchange, you should be aware that AXA Equitable cannot guarantee that the exchange from the source contract to the contract you are applying for will be treated as a Section 1035 exchange; the insurance company issuing the source contract controls the tax information reporting of the transaction as a Section 1035 exchange. Because information reports are not provided and filed until the calendar year after the exchange transaction, the insurance company issuing the source contract shows its agreement that the transaction is a 1035 exchange by providing to us the cost basis of the exchanged source contract when it transfers the money to us on your behalf.

Even if the contract owner and the insurance companies agree that a full or partial 1035 exchange is intended, the IRS has the ultimate authority to review the facts and determine that the transaction should be recharacterized as taxable in whole or in part.

Section 1035 exchanges are generally not available after the death of the owner. The destination contract must meet specific post-death payout requirements to prevent avoidance of the death of owner rules. See "Payment of death benefit".

SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

Under the Beneficiary continuation option, the tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59 1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   in the form of substantially equal periodic annuity payments at least annually over your life (or life expectancy), or the joint lives of you and your beneficiary (or joint life expectancies) using an IRS-approved distribution method. We do not anticipate that GIB Annual withdrawal amount payments made before age 59 1/2 will qualify for this exception.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

ADDITIONAL TAX ON NET INVESTMENT INCOME

Taxpayers who have modified adjusted gross income ("MAGI") over a specified amount and who also have specified net investment income in any year may have to pay an additional surtax of 3.8%. (This tax has been informally referred to as the "Net Investment Income Tax" or "NIIT"). For this purpose net investment income includes distributions from and payments under nonqualified annuity contracts. The threshold amount of MAGI varies by filing status: $200,000 for single filers; $250,000 for married taxpayers filing jointly, and $125,000 for married taxpayers filing separately. The tax applies to the lesser of a) the amount of MAGI over the applicable threshold amount or b) the net investment income. You should discuss with your tax adviser the potential effect of this tax.

INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account No. 70. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying Portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account No. 70. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying Portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the Portfolios, and must have no right to direct the particular investment decisions within the Portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account No. 70, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of Portfolios available could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance

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at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account No. 70.

INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and/or securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

..   Traditional IRAs, typically funded on a pre-tax basis; and

..   Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publications 590-A ("Contributions to Individual Retirement Arrangements (IRAs)") and 590-B ("Distributions from Individual Retirement Arrangements (IRAs)"). These publications are usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA or Roth IRA. We also offer Inherited IRA contracts for payment of post-death required minimum distributions from traditional IRAs and Roth IRAs, respectively.

This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this Prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this Prospectus. We do not guarantee or project growth in any variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

We have not applied for opinion letters approving the respective forms of the traditional and Roth IRA contracts (including Inherited IRA contracts) for use as a traditional and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

You can cancel either type of the Retirement Cornerstone(R) Series IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel with a certain number of days" under "Contract features and benefits" earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

CONTRIBUTIONS TO TRADITIONAL IRAS. Individuals may make three different types of contributions to purchase a traditional IRA or as additional contributions to an existing IRA:

..   "regular" contributions out of earned income or compensation; or

..   tax-free "rollover" contributions; or

..   direct custodian-to-custodian transfers from other traditional IRAs
    ("direct transfers").

When you make a contribution to your IRA, we require you to tell us whether it is a regular contribution, rollover contribution, or direct transfer contribution, and to supply supporting documentation in some cases.

The initial contribution to your contract must have been a direct transfer or rollover, because the minimum initial contribution required to purchase a Retirement Cornerstone(R) Series CP(R), Series L, Series C or Series ADV contract was greater than the maximum regular IRA contribution permitted for a taxable year. If permitted under your contract, subsequent contributions may also be regular contributions out of compensation.

REGULAR CONTRIBUTIONS TO TRADITIONAL IRAS


LIMITS ON CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,500 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2016, after adjustment for cost-of-living changes. When your earnings are below $5,500, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70 1/2 or any tax year after that.


If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional "catch-up contributions" of up to $1,000 to your traditional IRA.

SPECIAL RULES FOR SPOUSES. If you are married and file a joint Federal income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are

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permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $5,500, married individuals filing jointly can contribute up to $11,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $5,500 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70 1/2 or over can contribute up to the lesser of $5,500 or 100% of "earned income" to a traditional IRA for a non-working spouse until the year in which the non-working spouse reaches age 70 1/2. Catch-up contributions may be made as described above for spouses who are at least age 50 but under age 70 1/2 at any time during the taxable year for which the contribution is made.

DEDUCTIBILITY OF CONTRIBUTIONS. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

The federal tax rules governing contributions to IRAs made from current compensation are complex and are subject to numerous technical requirements and limitations which vary based on an individual's personal situation (including his/her spouse). IRS Publication 590-A, "CONTRIBUTIONS TO INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)" which is updated annually and is available at www.irs.gov, contains pertinent explanations of the rules applicable to the current year. The amount of permissible contributions to IRAs, the amount of IRA contributions which may be deductible, and the individual's income limits for determining contributions and deductions all may be adjusted annually for cost of living.


NONDEDUCTIBLE REGULAR CONTRIBUTIONS. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the non-working spouse's traditional IRA) may not, however, exceed the maximum $5,000 per person limit for the applicable taxable year ($5,500 for 2016 after adjustment). The dollar limit is $1,000 higher for people eligible to make age 50 - 70 1/2"catch-up" contributions ($6,500 for 2016). You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" later in this section for more information.


If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

WHEN YOU CAN MAKE REGULAR CONTRIBUTIONS. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year. Make sure you designated the year for which you are making the contribution.

ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS TO TRADITIONAL IRAS

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

..   qualified plans;

..   governmental employer 457(b) plans;

..   403(b) plans; and

..   other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70 1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

ROLLOVERS FROM "ELIGIBLE RETIREMENT PLANS" OTHER THAN TRADITIONAL IRAS

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. A non-spousal death beneficiary may also be able to make a direct rollover to an Inherited IRA contract with special rules and restrictions under certain circumstances.

There are two ways to do rollovers:

..   Do it yourself:

   You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

..   Direct rollover:

   You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a qualified plan, 403(b) plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:

..   "required minimum distributions" after age 70 1/2 or retirement from service with the employer; or

..   substantially equal periodic payments made at least annually for your life
    (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

..   substantially equal periodic payments made for a specified period of 10 years or more; or

..   hardship withdrawals; or

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..   corrective distributions that fit specified technical tax rules; or

..   loans that are treated as distributions; or

..   death benefit payments to a beneficiary who is not your surviving spouse; or

..   qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan such as a traditional IRA, and subsequently take a premature distribution.

Rollovers from an eligible retirement plan to a traditional IRA are not subject to the "one-per-year limit" noted later in this section.

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.

ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. We call this the "one-per-year limit." It is the IRA owner's responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse's traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

EXCESS CONTRIBUTIONS TO TRADITIONAL IRAS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

..   regular contributions of more than the maximum regular contribution amount for the applicable taxable year; or

..   regular contributions to a traditional IRA made after you reach age 70 1/2,
    or

..   rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70 1/2

You can avoid or limit the excise tax by withdrawing an excess contribution (rollover or regular). See IRS Publications 590-A and 590-B for further details.

RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

We report all payments from traditional IRA contracts on IRS Form 1099-R. You are responsible for reporting these amounts correctly on your individual income tax return and keeping supporting records. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

If you have ever made nondeductible (after-tax) IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax-free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax-free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

..   the amount received is a withdrawal of certain excess contributions, as described in IRS Publications 590-A and 590-B; or

..   the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" in "Traditional individual retirement annuities (traditional IRAs)" earlier in this section for more information.)

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The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.


IRA DISTRIBUTIONS DIRECTLY TRANSFERRED TO CHARITY. Specified distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70 1/2 or older. You can direct AXA Equitable to make a distribution directly to a charitable organization you request whether or not such distribution might be eligible for favorable tax treatment. Since an IRA owner is responsible for determining the tax consequences of any distribution from an IRA, we report the distribution to you on Form 1099-R. After discussing with your own tax advisor, it is your responsibility to report any distribution qualifying as a tax-free charitable direct transfer from your IRA on your own tax return.


REQUIRED MINIMUM DISTRIBUTIONS

BACKGROUND ON REGULATIONS -- REQUIRED MINIMUM DISTRIBUTIONS. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, Guaranteed benefits. This could increase the amount required to be distributed from the contracts if you take annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70 1/2.

WHEN YOU HAVE TO TAKE THE FIRST LIFETIME REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70 1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70 1/2, or to delay taking it until the first three-month period in the next calendar year (January 1st - April 1st). Distributions must start no later than your "Required Beginning Date", which is April 1st of the calendar year after the calendar year in which you turn age 70 1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." Even if you do not enroll in our service, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, if you are taking account-based withdrawals from all of your traditional IRAs, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or

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carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70 1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70 1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary". PLEASE NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

SPOUSAL CONTINUATION

If the contract is continued under Spousal continuation, the required minimum distribution rules are applied as if your surviving spouse is the contract owner.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59 1/2 before the first day of that tax year.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10 % of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59 1/2. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions:

..   made on or after your death; or

..   made because you are disabled (special federal income tax definition); or

..   used to pay certain extraordinary medical expenses (special federal income tax definition); or

..   used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

..   used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

..   used to pay certain higher education expenses (special federal income tax definition); or

..   in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

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To meet the substantially equal periodic payments exception, you could elect the substantially equal withdrawals option. See "Substantially equal withdrawals" under "Accessing your money" earlier in this Prospectus. We will calculate the substantially equal payments, using your choice of IRS-approved methods we offer. Although substantially equal withdrawals are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" earlier in this section. Once substantially equal withdrawals begin, the distributions should not be stopped or changed until after the later of your reaching age 59 1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from, or any additional contributions or transfers you make to, your contract as changing your pattern of substantially equal withdrawals for purposes of determining whether the penalty applies.

Making additional contributions to the contract is treated as changing the pattern of withdrawals. It does not matter whether the additional contributions are made by direct transfer or rollover; nor does it matter if they are made to the Investment Performance account or the Protection with Investment Performance account. Because the penalty exception method does not permit additional contributions or payment changes to restore any benefit base under the contract, you and your tax adviser should consider carefully whether you should elect the Substantially equal withdrawals option or any other method of penalty exception withdrawals if you have allocated, or intend to allocate, amounts to the Protection with Investment Performance account value after starting Substantially equal withdrawals.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "Traditional individual retirement annuities (traditional IRAs)."

The Retirement Cornerstone(R) Series Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.

CONTRIBUTIONS TO ROTH IRAS. Individuals may make four different types of contributions to a Roth IRA:

..   regular after-tax contributions out of earnings; or

..   taxable rollover contributions from traditional IRAs or other eligible retirement plans ("conversion rollover" contributions); or

..   tax-free rollover contributions from other Roth individual retirement arrangements or designated Roth accounts under defined contribution plans;
    or

..   tax-free direct custodian-to-custodian transfers from other Roth IRAs
    ("direct transfers").

Regular after-tax, direct transfer and rollover contributions may be made to a Roth IRA contract. See "Rollovers and direct transfer contributions to Roth IRAs" later in this section for more information. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

The initial contribution to your contract must have been a direct transfer or rollover, because the minimum initial contribution required to purchase a Retirement Cornerstone(R) Series CP(R), Series L, Series C or Series ADV Roth IRA contract was greater than the maximum regular IRA contribution permitted for a taxable year. If permitted under your contract, subsequent contributions may also be regular contributions out of compensation.

REGULAR CONTRIBUTIONS TO ROTH IRAS


LIMITS ON REGULAR CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,500 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2016, after adjustment for cost-of-living changes. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $5,500, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion under "Special rules for spouses" earlier in this section under traditional IRAs.


If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000.

With a Roth IRA, you can make regular contributions when you reach age 70 1/2, as long as you have sufficient earnings. The amount of permissible contributions to Roth IRAs for any year depends on the individual's income limits and marital status. For example, if you are married and filing separately for any year your ability to make regular Roth IRA contributions is greatly limited. The amount of permissible contributions and income limits may be adjusted annually for cost of living. Please consult IRS Publication 590-A, "CONTRIBUTIONS TO INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)" for the rules applicable to the current year.

WHEN YOU CAN MAKE CONTRIBUTIONS. Same as traditional IRAs.

DEDUCTIBILITY OF CONTRIBUTIONS. Roth IRA contributions are not tax deductible.

ROLLOVERS AND DIRECT TRANSFER CONTRIBUTIONS TO ROTH IRAS

WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS?

The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA

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custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

..   another Roth IRA;

..   a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion rollover");

..   a "designated Roth contribution account" under a 401(k) plan, a 403(b) plan or a governmental employer Section 457(b) plan (direct or 60-day); or

..   from non-Roth accounts under another eligible retirement plan, as described below under "Conversion rollover contributions to Roth IRAs."

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. We call this the "one-per-year limit." It is the Roth IRA owner's responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

CONVERSION ROLLOVER CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code
Section 401(a) qualified plan, a 403(b) plan, and a governmental employer
Section 457(b) plan.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax-free. Even if you are under age 59 1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA. Conversion rollover contributions to Roth IRAs are not subject to the "one-per-year limit" noted earlier in this section.

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.

The IRS and Treasury have issued Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount of income reported in certain circumstances.

RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

HOW TO RECHARACTERIZE. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original

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SEP-IRA or SIMPLE IRA). You cannot recharacterize back to the original plan a contribution directly rolled over from an eligible retirement plan which is not a traditional IRA.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12-month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.

To recharacterize a contribution, you must use our forms.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

..   rollovers from a Roth IRA to another Roth IRA;

..   direct transfers from a Roth IRA to another Roth IRA;

..   qualified distributions from a Roth IRA; and

..   return of excess contributions or amounts recharacterized to a traditional
    IRA.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

..   you are age 59 1/2 or older; or

..   you die; or

..   you become disabled (special federal income tax definition); or

..   your distribution is a "qualified first-time homebuyer distribution"
    (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)Regular contributions.

(2)Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

   (a)Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

   (b)Nontaxable portion.

(3)Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped, then added together as follows:

(1)All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2)All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3)All conversion contributions made during the year are added together.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

REQUIRED MINIMUM DISTRIBUTIONS DURING LIFE

Lifetime required minimum distributions do not apply.

REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as traditional IRA under "What are the required minimum distribution payments after you die?", assuming death before the Required Beginning Date.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.

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EXCESS CONTRIBUTIONS TO ROTH IRAS

Generally the same as traditional IRA, except that regular contributions made after age 70 1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over.

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.

FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts and specified tax-favored savings or retirement plans or arrangements. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

..   We might have to withhold and/or report on amounts we pay under a free look or cancellation.

..   We are required to withhold on the gross amount of a distribution from a
    Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U.S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. In some states, the income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

Federal tax rules require payers to withhold differently on "periodic" and "non-periodic" payments. Payers are to withhold from periodic annuity payments as if the payments were wages. The annuity contract owner is to specify marital status and the number of withholding exemptions claimed on an IRS Form W-4P or similar substitute election form. If the owner does not claim a different number of withholding exemptions or marital status, the payer is to withhold assuming that the owner is married and claiming three withholding exemptions. If the owner does not provide the owner's correct Taxpayer Identification Number a payer is to withhold from periodic annuity payments as if the owner were single with no exemptions.

A contract owner's withholding election remains effective unless and until the owner revokes it. The contract owner may revoke or change a withholding election at any time.

FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

Non-periodic distributions include partial withdrawals, total surrenders and death benefits. Payers generally withhold federal income tax at a flat 10% rate from (i) the taxable amount in the case of nonqualified contracts, and (ii) the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

As described below, there is no election out of federal income tax withholding if the payment is an eligible rollover distribution from a qualified plan. If a non-periodic distribution from a qualified plan is not an eligible rollover distribution then election out is permitted. If there is no election out, the 10% withholding rate applies.

SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS

The plan administrator is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix II at the end of this Prospectus.

MANDATORY WITHHOLDING FROM QUALIFIED PLAN DISTRIBUTIONS

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from qualified plans are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions and communicating to the recipient whether the distribution is an eligible rollover distribution.

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account No. 70 for taxes. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

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8. More information

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ABOUT SEPARATE ACCOUNT NO. 70

Each variable investment option is a subaccount of Separate Account No. 70. We established Separate Account No. 70 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 70 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account No. 70 that represent our investments in Separate Account No. 70 or that represent fees and charges under the contracts that we have earned. Also, we may, at our sole discretion, invest Separate Account No. 70 assets in any investment permitted by applicable law. The results of Separate Account
No. 70's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 70. However, the obligations themselves are obligations of AXA Equitable.

Separate Account No. 70 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account No. 70. Although Separate Account No. 70 is registered, the SEC does not monitor the activity of Separate Account No. 70 on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account No. 70 invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust.

We reserve the right subject to compliance with laws that apply:

(1)to add variable investment options to, or to remove variable investment options from, Separate Account No. 70, or to add other separate accounts;

(2)to combine any two or more variable investment options;

(3)to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)to operate Separate Account No. 70 or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account No. 70 or a variable investment option directly);

(5)to deregister Separate Account No. 70 under the Investment Company Act of
   1940;

(6)to restrict or eliminate any voting rights as to Separate Account No. 70;

(7)to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies;

(8)to limit or terminate contributions or transfers into any of the variable investment options; and

(9)to limit the number of variable investment options you may select.

If the exercise of these rights results in a material change in the underlying investment of Separate Account No. 70, you will be notified of such exercise, as required by law.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

ABOUT THE GENERAL ACCOUNT

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any Guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such Guaranteed benefits. The general obligations and any Guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings

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are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative. For Series CP(R) contracts, credits allocated to your account value are funded from our general account.

The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account . The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ABOUT OTHER METHODS OF PAYMENT

WIRE TRANSMITTALS AND ELECTRONIC TRANSACTIONS

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgement of Receipt form.

Where we require a signed application, the above procedures do not apply and no transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgement of Receipt Form. We may also require additional information. Until we receive the Acknowledgement of Receipt Form, (i.e. withdrawals and surrenders) financial transactions will not be permitted unless you request them in writing, sign the request and have it signature guaranteed. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, subsequent contributions may be transmitted by wire.

AUTOMATIC INVESTMENT PROGRAM

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as a subsequent contribution into a contract on a monthly or quarterly basis. AIP is available for NQ, traditional IRA and Roth IRA contracts. AIP is not available for QP or Inherited IRA Beneficiary Continuation (traditional IRA or Roth IRA) contracts.

The minimum amounts we will deduct are $100 monthly and $300 quarterly. AIP subsequent contributions may be allocated to any of the variable investment options, but not to a Special DCA program. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month. For contracts with a Guaranteed benefit, AIP contributions with allocations to the Protection with Investment Performance variable investment options will be allocated to corresponding Investment Performance variable investment options that invest in the same Portfolios after the date the first withdrawal is taken from the Protection with Investment Performance account.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

..   If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

   -- on a non-business day;

   -- after 4:00 p.m. Eastern Time on a business day; or

   -- after an early close of regular trading on the NYSE on a business day.

..   If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

                               MORE INFORMATION

..   When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

..   If we have entered into an agreement with your broker-dealer for automated processing of contributions and/or transfers upon receipt of customer order, your contribution and/or transfer will be considered received at the time your broker-dealer receives your contribution and/or transfer and all information needed to process your application, along with any required documents. Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution and/or transfer. Such arrangements may apply to initial contributions, subsequent contributions, and/or transfers, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.

CONTRIBUTIONS, CREDITS AND TRANSFERS

..   Contributions (and Credits, for Series CP(R) contracts only) allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

..   Contributions (and Credits, for Series CP(R) contracts only) allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

..   Initial contributions allocated to the account for special dollar cost averaging receive the interest rate in effect on that business day. At certain times, we may offer the opportunity to lock in the interest rate for an initial contribution to be received under Section 1035 exchanges and trustee to trustee transfers. Your financial professional can provide information or you can call our processing office.

..   Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

..   Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

..   For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts, we have the right to vote on certain matters involving the Portfolios, such as:

..   the election of trustees; or

..   the formal approval of independent public accounting firms selected for each Trust; or

..   any other matters described in the prospectus for each Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a Portfolio in the same proportions that contract owners vote. One effect of proportional voting is that a small number of contract owners may determine the outcome of a vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or variable life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

SEPARATE ACCOUNT NO. 70 VOTING RIGHTS

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

CYBERSECURITY




We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems

                               MORE INFORMATION
failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.


MISSTATEMENT OF AGE

If the age of any person upon whose life or age a benefit provided under a Guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that Guaranteed benefit at the correct age, (i) the benefit will be rescinded; (ii) any charges that were deducted for the benefit will be refunded and applied to the Total account value of the contract, and
(iii) only the death benefit provided by amounts allocated to the Investment Performance account will apply.

STATUTORY COMPLIANCE

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account No. 70, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.

FINANCIAL STATEMENTS

The financial statements of Separate Account No. 70, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.

TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive notification of any change at our processing office.

We may refuse to process a change of ownership of an NQ contract to an entity without appropriate documentation of status on IRS Form W-9 (or, if IRS Form W-9 cannot be provided because the entity is not a U.S. entity, on the appropriate type of Form W-8).

Following a change of ownership, the existing beneficiary designations will remain in effect until the new owner provides new designations.

Any Guaranteed benefit in effect will generally terminate if you change ownership of the contract. A Guaranteed benefit will not terminate if the ownership of the contract is transferred from a non-natural owner to an individual but the contract will continue to be based on the annuitant's life. It will also not terminate if you transfer your individually-owned contract to a trust held for your (or your and your immediate family's) benefit; it will continue to be based on your life. If you were not the annuitant under the individually-owned contract, you will become the annuitant when ownership is changed. Please speak with your financial professional for further information.

For a state-by-state description of all material variations of this contract, including information regarding the termination of benefits under your contract, see Appendix V later in this Prospectus.

In general, you cannot assign or transfer ownership of an IRA or QP contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign IRA and QP contracts as security for a loan or other obligation.

For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your IRA or QP contract to another similar arrangement under federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge, if one applies.

Loans are not available under your NQ contract.

In certain circumstances, you may collaterally assign all or a portion of the value of your NQ contract as security for a loan with a third party lender. The terms of the assignment are subject to our approval. The amount of the assignment may never exceed your Total account value on the day prior to the date we receive all necessary paperwork to effect the assignment. Only one assignment per contract is permitted, and any such assignment must be made prior to the first contract date anniversary. You must indicate that you have not purchased, and will not purchase, any other AXA Equitable (or affiliate's) NQ deferred annuity contract in the same calendar year that you purchase the contract.

A collateral assignment does not terminate your benefits under the contract. However, all withdrawals, distributions and benefit payments, as well as the exercise of any benefits, are subject to the assignee's prior approval and payment directions. We will follow such directions until AXA Equitable receives written notification satisfactory to us that the assignment has been terminated. If the owner or beneficiary fails to provide timely notification of the termination, it is possible that we could pay the assignee more than the amount of the assignment, or continue paying the assignee pursuant to existing directions after the collateral assignment has in fact been terminated.

                               MORE INFORMATION

Our payment of any death benefit to the beneficiary and any payment of the Lifetime GIB amount will also be subject to the terms of the assignment until we receive written notification satisfactory to us that the assignment has been terminated.

In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.

ABOUT CUSTODIAL IRAS

For certain custodial IRA accounts, after your contract has been issued, we may accept transfer instructions by telephone, mail, facsimile or electronically from a broker-dealer, provided that we or your broker-dealer have your written authorization to do so on file. Accordingly, AXA Equitable will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. AXA Equitable will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. AXA Equitable will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. AXA Equitable may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior written notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity.

HOW DIVORCE MAY AFFECT YOUR GUARANTEED BENEFITS

Our optional benefits do not provide a cash value or any minimum account value. In the event that you and your spouse become divorced after you purchase a contract with a Guaranteed benefit, we will not divide the benefit base(s) used to calculate the benefits as part of the divorce settlement or judgment. As a result of the divorce, we may be required to withdraw amounts from the Protection with Investment Performance account to be paid to an ex-spouse. Any such withdrawal will be considered a withdrawal from the contract even if the withdrawal is made to fund an AXA Equitable contract owned by your ex-spouse. This means that your Guaranteed benefit will be reduced and a withdrawal charge may apply.

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 70. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold (except for Series ADV contracts sold through AXA Distributors.) AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors, AXA Advisors, or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contracts and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this Prospectus.

AXA ADVISORS COMPENSATION.
FOR SERIES B, SERIES L, SERIES CP(R) AND SERIES C CONTRACTS:

AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors (''contribution-based compensation''). The contribution-based compensation will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.20% of the Total account value of the contract sold (''asset-based compensation''). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers.

For Series B, Series L, Series CP(R) and Series C contracts, when a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described immediately below. For Series ADV contracts, AXA Equitable pays compensation to AXA Advisors based on the advisory fee associated with the custodial account. For contracts sold through AXA Advisors, AXA Advisors will retain 50% of the advisory fee and the financial professional will get the other 50%.

For all contract Series, AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both

                               MORE INFORMATION

AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same contract. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of the FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION.
FOR ALL CONTRACT SERIES EXCEPT SERIES ADV:

AXA Equitable pays contribution-based and asset-based compensation (together "compensation") to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributors' Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributors' Selling broker-dealers. This compensation will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 1.25% of the contract's Total account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

FOR SERIES ADV CONTRACTS:

For contracts sold through AXA Distributors, AXA Distributors will not receive any compensation.

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. (THE FOLLOWING SECTION APPLIES TO ALL CONTRACT SERIES EXCEPT SERIES ADV)

AXA Distributors may pay, out of their assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products such as the Retirement Cornerstone(R) Series contracts on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. The Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable contracts exclusively, including the one described in this Prospectus.

                               MORE INFORMATION

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2015) received additional payments. These additional payments ranged from $1,214.89 to $5,872,700.74. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corporation
Allstate Financial Services, LLC
American Portfolios Financial Services
Ameriprise Financial Services
BBVA Compass Investment Solutions, Inc.
Cambridge Investment Research
Capital Investment Group
CCO Investment Services Corporation
Centaurus Financial, Inc.
Cetera Advisors, LLC
Cetera Advisors Networks, LLC
Cetera Financial Specialists, LLC
Cetera Investment Services, LLC
CFD Investments, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUNA Brokerage Services
Cuso Financial Services, L.P.
Farmer's Financial Solution
First Allied Securities Inc.
First Citizens Investor Services, Inc.
First Tennessee Brokerage Inc.
Founders Financial Securities
Girard Securities, Inc.
H.D. Vest Investment Securities, Inc.
Harbour Investments
Independent Financial Group, LLC
Investacorp, Inc.
Investment Professionals, Inc.
Investors Capital Corporation
Janney Montgomery Scott LLC
JP Turner & Company, LLC
Key Investment Services LLC
Kovack Securities
Legend Equities
Lincoln Financial Advisors Corp.
Lincoln Financial Services Corp
Lincoln Investment Planning
LPL Financial Corporation
Lucia Securities, LLC
Mercap Securities, LLC
Merrill Lynch Life Agency, Inc.
MetLife Securities, Inc.
Morgan Stanley Smith Barney
Mutual of Omaha Investment Services, Inc.
National Planning Corporation
Next Financial Group, Inc.
NFP Securities Inc.
PNC Investments
Primerica Financial Services
Questar Capital Corporation
Raymond James Insurance Group
RBC Capital Markets Corporation
Robert W Baird & Company
Santander Securities Corporation
Securities America Inc.
SIGMA Financial Corporation
Signator Financial Services
Signator Investors, Inc.
Southwest Securities, Inc.
Summit Brokerage Services, Inc.
SunTrust Investments
SWS Financial Services
The Advisor Group
TransAmerica Financial Advisors
Triad Advisors
U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
Valmark Securities, Inc.
Voya Financial Advisors
VSR Financial Services Inc.
Wells Fargo Wealth Brokerage Insurance Agency

                               MORE INFORMATION

Appendix I: Condensed financial information

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The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 70 with the same daily asset charges of 0.65%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015.



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                                          FOR THE YEARS ENDING DECEMBER 31,
                                         ------------------------------------
                                          2015   2014   2013  2012/(A)/  2011
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 7TWELVE/TM/ BALANCED PORTFOLIO
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   Unit value                            $ 9.31 $10.12 $10.21      --       --
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   Number of units outstanding (000's)       --     --     --      --       --
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 AB VPS BALANCED WEALTH STRATEGY
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   Unit value                            $13.39 $13.31 $12.51  $10.83   $ 9.61
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   Number of units outstanding (000's)       --     --     --      --       --
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 AB VPS INTERNATIONAL GROWTH
------------------------------------------------------------------------------
   Unit value                            $10.01 $10.30 $10.52  $ 9.34   $ 8.16
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   Number of units outstanding (000's)        2      1      1      --       --
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 ALL ASSET AGGRESSIVE-ALT 25
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   Unit value                            $10.43 $10.98 $10.80      --       --
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
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 ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------
   Unit value                            $11.95 $12.53 $12.31  $10.86   $ 9.76
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   Number of units outstanding (000's)       --     --     --      --       --
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 ALL ASSET MODERATE GROWTH-ALT 15
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   Unit value                            $10.17 $10.63 $10.45      --       --
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   Number of units outstanding (000's)       --     --     --      --       --
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 AMERICAN CENTURY VP LARGE COMPANY VALUE FUND
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   Unit value                            $16.68 $17.50 $15.62  $12.00   $10.38
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   Number of units outstanding (000's)       --     --     --      --       --
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 AMERICAN CENTURY VP MID CAP VALUE FUND
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   Unit value                            $17.59 $17.99 $15.58  $12.07   $10.45
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   Number of units outstanding (000's)        3      3      3       1        1
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 AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
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   Unit value                            $10.02 $10.10 $ 9.67      --       --
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   Number of units outstanding (000's)        1      1     --      --       --
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 AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/
------------------------------------------------------------------------------
   Unit value                            $11.27 $11.35 $11.21      --       --
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET ALLOCATION FUND/SM/
------------------------------------------------------------------------------
   Unit value                            $10.95 $11.14 $10.89      --       --
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



-----------------------------------------------------------------------------
                                          FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------
                                          2015   2014   2013  2012/(A)/ 2011
-----------------------------------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
-----------------------------------------------------------------------------
   Unit value                            $ 9.33 $ 9.72 $10.65      --      --
-----------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --
-----------------------------------------------------------------------------
 AXA 400 MANAGED VOLATILITY
-----------------------------------------------------------------------------
   Unit value                            $15.23 $15.82 $14.64  $11.19   $9.67
-----------------------------------------------------------------------------
   Number of units outstanding (000's)        2      2      2       2       2
-----------------------------------------------------------------------------
 AXA 500 MANAGED VOLATILITY
-----------------------------------------------------------------------------
   Unit value                            $16.32 $16.36 $14.63  $11.25   $9.86
-----------------------------------------------------------------------------
   Number of units outstanding (000's)        6      6      7       7       6
-----------------------------------------------------------------------------
 AXA 2000 MANAGED VOLATILITY
-----------------------------------------------------------------------------
   Unit value                            $14.48 $15.36 $14.86  $10.89   $9.49
-----------------------------------------------------------------------------
   Number of units outstanding (000's)        2      2      2       2       2
-----------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
-----------------------------------------------------------------------------
   Unit value                            $13.64 $13.97 $13.43  $10.69   $9.42
-----------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --
-----------------------------------------------------------------------------
 AXA BALANCED STRATEGY
-----------------------------------------------------------------------------
   Unit value                            $12.13 $12.29 $11.85  $10.49   $9.73
-----------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --
-----------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
-----------------------------------------------------------------------------
   Unit value                            $11.66 $11.79 $11.43  $10.41   $9.77
-----------------------------------------------------------------------------
   Number of units outstanding (000's)        7      7      2       5      --
-----------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
-----------------------------------------------------------------------------
   Unit value                            $10.74 $10.83 $10.62  $10.24   $9.87
-----------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --       3      --
-----------------------------------------------------------------------------
 AXA GLOBAL EQUITY MANAGED VOLATILITY
-----------------------------------------------------------------------------
   Unit value                            $11.99 $12.28 $12.15  $10.16   $8.74
-----------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --
-----------------------------------------------------------------------------
 AXA GROWTH STRATEGY
-----------------------------------------------------------------------------
   Unit value                            $13.12 $13.34 $12.71  $10.64   $9.63
-----------------------------------------------------------------------------
   Number of units outstanding (000's)        5      5      5       5      --
-----------------------------------------------------------------------------
 AXA INTERNATIONAL CORE MANAGED VOLATILITY
-----------------------------------------------------------------------------
   Unit value                            $ 9.90 $10.41 $11.18  $ 9.57   $8.29
-----------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --
-----------------------------------------------------------------------------
 AXA INTERNATIONAL MANAGED VOLATILITY
-----------------------------------------------------------------------------
   Unit value                            $10.27 $10.59 $11.40  $ 9.47   $8.18
-----------------------------------------------------------------------------
   Number of units outstanding (000's)        2      2      2       2       2
-----------------------------------------------------------------------------
 AXA INTERNATIONAL VALUE MANAGED VOLATILITY
-----------------------------------------------------------------------------
   Unit value                            $ 9.97 $10.36 $11.23  $ 9.48   $8.12
-----------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --
-----------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



------------------------------------------------------------------------------
                                          FOR THE YEARS ENDING DECEMBER 31,
                                         ------------------------------------
                                          2015   2014   2013  2012/(A)/  2011
------------------------------------------------------------------------------
 AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------
   Unit value                            $17.13 $16.58 $15.02  $11.17   $ 9.88
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------
   Unit value                            $15.77 $16.53 $14.83  $11.27   $ 9.79
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------
   Unit value                            $15.55 $16.23 $14.73  $11.14   $ 9.46
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------
   Unit value                            $11.92 $12.10 $11.83  $10.52   $ 9.73
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------
   Unit value                            $12.62 $12.81 $12.28  $10.57   $ 9.69
------------------------------------------------------------------------------
   Number of units outstanding (000's)       14     15     15      10       16
------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------
   Unit value                            $12.78 $13.03 $12.64  $10.62   $ 9.58
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 AXA NATURAL RESOURCES
------------------------------------------------------------------------------
   Unit value                            $ 6.80 $ 9.22 $10.64      --       --
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 AXA/AB DYNAMIC MODERATE GROWTH
------------------------------------------------------------------------------
   Unit value                            $12.15 $12.30 $11.82  $10.24   $ 9.57
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 AXA/AB SMALL CAP GROWTH
------------------------------------------------------------------------------
   Unit value                            $16.68 $17.29 $16.81  $12.24   $10.66
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      1     --      --        1
------------------------------------------------------------------------------
 AXA/FRANKLIN BALANCED MANAGED VOLATILITY
------------------------------------------------------------------------------
   Unit value                            $12.87 $13.36 $12.66  $11.12   $10.07
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------
   Unit value                            $14.34 $15.44 $15.22  $11.21   $ 9.65
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
------------------------------------------------------------------------------
   Unit value                            $13.61 $14.10 $13.45  $10.98   $ 9.64
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 AXA/LOOMIS SAYLES GROWTH
------------------------------------------------------------------------------
   Unit value                            $17.72 $15.99 $14.93  $11.81   $10.56
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



------------------------------------------------------------------------------
                                          FOR THE YEARS ENDING DECEMBER 31,
                                         ------------------------------------
                                          2015   2014   2013  2012/(A)/  2011
------------------------------------------------------------------------------
 AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------
   Unit value                            $15.04 $15.50 $14.23  $11.08   $ 9.76
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------
   Unit value                            $13.28 $13.73 $13.67  $10.84   $ 9.14
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 BLACKROCK GLOBAL ALLOCATION V.I. FUND
------------------------------------------------------------------------------
   Unit value                            $11.89 $12.09 $11.94  $10.51   $ 9.62
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 BLACKROCK LARGE CAP GROWTH V.I. FUND
------------------------------------------------------------------------------
   Unit value                            $18.43 $18.10 $15.98  $12.04   $10.56
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 EQ/BLACKROCK BASIS VALUE EQUITY
------------------------------------------------------------------------------
   Unit value                            $15.86 $17.01 $15.60  $11.40   $10.10
------------------------------------------------------------------------------
   Number of units outstanding (000's)        2      2      2       2        6
------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------
   Unit value                            $16.57 $16.96 $15.71  $12.00   $10.26
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------
   Unit value                            $18.26 $18.03 $16.43  $12.55   $10.76
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------
   Unit value                            $17.34 $17.47 $15.69  $11.92   $10.38
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------
   Unit value                            $10.33 $10.36 $10.18  $10.41   $10.16
------------------------------------------------------------------------------
   Number of units outstanding (000's)       13     13     19      18        7
------------------------------------------------------------------------------
 EQ/EMERGING MARKETS EQUITY PLUS
------------------------------------------------------------------------------
   Unit value                            $ 7.42 $ 9.13 $ 9.49      --       --
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------
   Unit value                            $17.54 $17.52 $15.61  $11.94   $10.43
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------
   Unit value                            $12.09 $11.86 $11.75  $10.65   $10.19
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------
   Unit value                            $15.88 $16.95 $16.56  $11.98   $10.23
------------------------------------------------------------------------------
   Number of units outstanding (000's)        1     --     --      --        1
------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



------------------------------------------------------------------------------
                                          FOR THE YEARS ENDING DECEMBER 31,
                                         ------------------------------------
                                          2015   2014   2013  2012/(A)/  2011
------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------
   Unit value                            $ 9.62 $10.06 $10.04  $10.37   $10.06
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      1     --      --       --
------------------------------------------------------------------------------
 EQ/HIGH YIELD BOND
------------------------------------------------------------------------------
   Unit value                            $ 9.92 $10.30 $10.17      --       --
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------
   Unit value                            $10.05 $10.07 $ 9.99  $10.22   $10.19
------------------------------------------------------------------------------
   Number of units outstanding (000's)        1      1      3       3       --
------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------
   Unit value                            $10.74 $11.05 $11.95  $ 9.90   $ 8.57
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------
   Unit value                            $16.06 $17.23 $15.92  $11.86   $10.08
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------
   Unit value                            $16.90 $17.41 $15.32  $11.35   $ 9.85
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------
   Unit value                            $18.32 $17.58 $15.77  $11.98   $10.51
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------
   Unit value                            $16.60 $17.48 $15.63  $11.95   $10.32
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------
   Unit value                            $11.30 $11.35 $12.03  $10.65   $ 8.96
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------
   Unit value                            $16.51 $17.11 $15.80  $11.99   $10.31
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------
   Unit value                            $ 9.67 $ 9.73 $ 9.80  $ 9.86   $ 9.93
------------------------------------------------------------------------------
   Number of units outstanding (000's)        6      5     14      40       24
------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------
   Unit value                            $13.23 $14.09 $14.29  $10.38   $ 9.61
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      1      1       1        1
------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------
   Unit value                            $14.30 $13.95 $13.79  $10.98   $ 9.19
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



------------------------------------------------------------------------------
                                          FOR THE YEARS ENDING DECEMBER 31,
                                         ------------------------------------
                                          2015   2014   2013  2012/(A)/  2011
------------------------------------------------------------------------------
 EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------
   Unit value                            $ 9.47 $ 9.77 $ 9.11      --       --
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------
   Unit value                            $ 9.77 $ 9.86 $ 9.94  $10.00   $ 9.92
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 EQ/REAL ESTATE PLUS
------------------------------------------------------------------------------
   Unit value                            $ 9.95 $10.22 $ 8.82      --       --
------------------------------------------------------------------------------
   Number of units outstanding (000's)        1      1     --      --       --
------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------
   Unit value                            $15.79 $16.65 $15.99  $11.71   $10.20
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------
   Unit value                            $19.07 $17.41 $16.13  $11.77   $ 9.96
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --        2
------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
------------------------------------------------------------------------------
   Unit value                            $17.01 $16.91 $16.40  $11.87   $ 9.92
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO
------------------------------------------------------------------------------
   Unit value                            $13.57 $13.69 $13.05  $10.76   $ 9.41
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --      1       1       --
------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
------------------------------------------------------------------------------
   Unit value                            $16.71 $16.75 $15.10  $11.60   $10.06
------------------------------------------------------------------------------
   Number of units outstanding (000's)       11     11     11       2        5
------------------------------------------------------------------------------
 FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO
------------------------------------------------------------------------------
   Unit value                            $12.88 $13.03 $12.55  $11.07   $ 9.96
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO
------------------------------------------------------------------------------
   Unit value                            $13.17 $13.32 $12.82  $11.16   $ 9.93
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO
------------------------------------------------------------------------------
   Unit value                            $13.76 $13.93 $13.37  $11.24   $ 9.85
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO
------------------------------------------------------------------------------
   Unit value                            $13.96 $14.12 $13.57  $11.25   $ 9.83
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 FIDELITY(R) VIP MID CAP PORTFOLIO
------------------------------------------------------------------------------
   Unit value                            $14.23 $14.56 $13.82  $10.24   $ 9.00
------------------------------------------------------------------------------
   Number of units outstanding (000's)        1     --     --      --        2
------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



------------------------------------------------------------------------------
                                          FOR THE YEARS ENDING DECEMBER 31,
                                         ------------------------------------
                                          2015   2014   2013  2012/(A)/  2011
------------------------------------------------------------------------------
 FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
------------------------------------------------------------------------------
   Unit value                            $11.06 $11.35 $11.05  $11.12   $10.16
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
------------------------------------------------------------------------------
   Unit value                            $11.35 $11.41 $10.44      --       --
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND
------------------------------------------------------------------------------
   Unit value                            $13.23 $14.20 $13.89  $11.30   $ 9.86
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      1     --      --       --
------------------------------------------------------------------------------
 FRANKLIN INCOME VIP FUND
------------------------------------------------------------------------------
   Unit value                            $12.52 $13.55 $13.04  $11.52   $10.29
------------------------------------------------------------------------------
   Number of units outstanding (000's)       10     10     10      --       --
------------------------------------------------------------------------------
 FRANKLIN MUTUAL SHARES VIP FUND
------------------------------------------------------------------------------
   Unit value                            $14.53 $15.39 $14.46  $11.35   $10.00
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 FRANKLIN RISING DIVIDENDS VIP FUND
------------------------------------------------------------------------------
   Unit value                            $11.73 $12.26 $11.35      --       --
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 FRANKLIN STRATEGIC INCOME VIP FUND
------------------------------------------------------------------------------
   Unit value                            $11.24 $11.77 $11.63  $11.33   $10.12
------------------------------------------------------------------------------
   Number of units outstanding (000's)        4     --     --       1       --
------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
------------------------------------------------------------------------------
   Unit value                            $15.31 $17.03 $15.13  $11.49   $ 9.79
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND
------------------------------------------------------------------------------
   Unit value                            $ 9.00 $ 9.20 $ 8.26  $ 8.11   $ 9.19
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND
------------------------------------------------------------------------------
   Unit value                            $10.23 $10.11 $ 9.72  $ 9.63       --
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 INVESCO V.I. AMERICAN FRANCHISE FUND
------------------------------------------------------------------------------
   Unit value                            $18.23 $17.52 $16.30  $11.74       --
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 INVESCO V.I. DIVERSIFIED DIVIDEND FUND
------------------------------------------------------------------------------
   Unit value                            $15.99 $17.39 $15.55  $11.97   $10.18
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
------------------------------------------------------------------------------
   Unit value                            $12.89 $13.21 $11.63  $11.42   $ 8.99
------------------------------------------------------------------------------
   Number of units outstanding (000's)        1      1      1      --        2
------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



------------------------------------------------------------------------------
                                          FOR THE YEARS ENDING DECEMBER 31,
                                         ------------------------------------
                                          2015   2014   2013  2012/(A)/  2011
------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
------------------------------------------------------------------------------
   Unit value                            $11.92 $12.42 $12.31  $11.60   $ 9.99
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
------------------------------------------------------------------------------
   Unit value                            $11.94 $12.34 $12.41  $10.52   $ 9.19
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --        1
------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
------------------------------------------------------------------------------
   Unit value                            $13.35 $14.04 $13.57  $10.63   $ 9.67
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
------------------------------------------------------------------------------
   Unit value                            $15.50 $16.55 $16.32  $11.98   $10.61
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 IVY FUNDS VIP ASSET STRATEGY
------------------------------------------------------------------------------
   Unit value                            $11.66 $12.80 $13.60  $10.94   $ 9.24
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 IVY FUNDS VIP DIVIDEND OPPORTUNITIES
------------------------------------------------------------------------------
   Unit value                            $15.31 $15.73 $14.41  $11.19   $ 9.96
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
------------------------------------------------------------------------------
   Unit value                            $ 8.82 $11.40 $12.83  $10.11   $10.04
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 IVY FUNDS VIP GLOBAL NATURAL RESOURCES
------------------------------------------------------------------------------
   Unit value                            $ 6.28 $ 8.14 $ 9.43  $ 8.80   $ 8.69
------------------------------------------------------------------------------
   Number of units outstanding (000's)        1      1      1       3        2
------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
------------------------------------------------------------------------------
   Unit value                            $12.83 $13.82 $13.65  $12.43   $10.55
------------------------------------------------------------------------------
   Number of units outstanding (000's)        2      2      2       3        7
------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
------------------------------------------------------------------------------
   Unit value                            $15.54 $16.60 $15.49  $12.00   $10.64
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 IVY FUNDS VIP SCIENCE AND TECHNOLOGY
------------------------------------------------------------------------------
   Unit value                            $18.78 $19.46 $19.03  $12.25   $ 9.65
------------------------------------------------------------------------------
   Number of units outstanding (000's)        3      3      3      --       --
------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
------------------------------------------------------------------------------
   Unit value                            $15.08 $14.90 $14.76  $10.36   $ 9.92
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------
   Unit value                            $ 7.24 $ 9.12 $ 9.63  $ 9.81   $ 8.09
------------------------------------------------------------------------------
   Number of units outstanding (000's)        1      1      1       1        2
------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



------------------------------------------------------------------------------
                                          FOR THE YEARS ENDING DECEMBER 31,
                                         ------------------------------------
                                          2015   2014   2013  2012/(A)/  2011
------------------------------------------------------------------------------
 LORD ABBETT BOND DEBENTURE PORTFOLIO(VC)
------------------------------------------------------------------------------
   Unit value                            $12.62 $12.91 $12.45  $11.58   $10.36
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 LORD ABBETT CLASSIC STOCK PORTFOLIO(VC)
------------------------------------------------------------------------------
   Unit value                            $15.02 $15.26 $14.07  $10.91   $ 9.54
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO(VC)
------------------------------------------------------------------------------
   Unit value                            $15.84 $15.52 $14.73  $10.82   $ 9.54
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------
   Unit value                            $15.09 $14.29 $14.22  $11.21   $ 9.74
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------
   Unit value                            $16.79 $16.91 $15.37  $11.75   $ 9.95
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------
   Unit value                            $16.69     --     --      --       --
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------
   Unit value                            $18.66 $17.00 $15.49  $11.58   $10.20
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------
   Unit value                            $13.62 $16.09 $14.40  $12.05   $10.72
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --       2        2
------------------------------------------------------------------------------
 PIMCO VIT COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
------------------------------------------------------------------------------
   Unit value                            $ 5.03 $ 6.81 $ 8.43  $ 9.95   $ 9.53
------------------------------------------------------------------------------
   Number of units outstanding (000's)        1      1      1      --       --
------------------------------------------------------------------------------
 PIMCO VIT EMERGING MARKETS BOND PORTFOLIO
------------------------------------------------------------------------------
   Unit value                            $10.64 $10.96 $10.88  $11.79   $10.07
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --       1        1
------------------------------------------------------------------------------
 PIMCO VIT REAL RETURN PORTFOLIO
------------------------------------------------------------------------------
   Unit value                            $10.19 $10.55 $10.31  $11.44   $10.60
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --       1        1
------------------------------------------------------------------------------
 PIMCO VIT TOTAL RETURN PORTFOLIO
------------------------------------------------------------------------------
   Unit value                            $10.93 $10.96 $10.59  $10.88   $10.01
------------------------------------------------------------------------------
   Number of units outstanding (000's)        2      2      6       9        8
------------------------------------------------------------------------------
 PROFUND VP BIOTECHNOLOGY
------------------------------------------------------------------------------
   Unit value                            $32.56 $31.73 $24.62  $14.71   $10.53
------------------------------------------------------------------------------
   Number of units outstanding (000's)        2      2      2      --       --
------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



------------------------------------------------------------------------------
                                          FOR THE YEARS ENDING DECEMBER 31,
                                         ------------------------------------
                                          2015   2014   2013  2012/(A)/  2011
------------------------------------------------------------------------------
 T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II
------------------------------------------------------------------------------
   Unit value                            $32.70 $29.27 $22.45  $15.01   $11.53
------------------------------------------------------------------------------
   Number of units outstanding (000's)        2      2      2      --       --
------------------------------------------------------------------------------
 TEMPLETON DEVELOPING MARKETS VIP FUND
------------------------------------------------------------------------------
   Unit value                            $ 6.67 $ 8.35 $ 9.18  $ 9.32   $ 8.29
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 TEMPLETON FOREIGN VIP FUND
------------------------------------------------------------------------------
   Unit value                            $10.33 $11.12 $12.60  $10.31   $ 8.78
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --        1
------------------------------------------------------------------------------
 TEMPLETON GLOBAL BOND VIP FUND
------------------------------------------------------------------------------
   Unit value                            $10.83 $11.40 $11.26  $11.16   $ 9.76
------------------------------------------------------------------------------
   Number of units outstanding (000's)        2      1      1       3        4
------------------------------------------------------------------------------
 TEMPLETON GROWTH VIP FUND
------------------------------------------------------------------------------
   Unit value                            $12.94 $13.92 $14.42  $11.09   $ 9.22
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 VAN ECK VIP GLOBAL HARD ASSETS FUND
------------------------------------------------------------------------------
   Unit value                            $ 5.43 $ 8.24 $10.29  $ 9.39   $ 9.16
------------------------------------------------------------------------------
   Number of units outstanding (000's)        1      1     --       8       --
------------------------------------------------------------------------------


(a)On January 1, 2013, the net assets attributable to certain contracts funded by Separate Account No. 49, including Accumulator Series 11.0 and certain versions of the Retirement Cornerstone Series, were transferred to Separate Account No. 70. Accordingly, the condensed financial information shown for the years ended December 31, 2012 and earlier reflects unit information taken from Separate Account No. 49.

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 70 with the same daily asset charges of 1.70%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015.



------------------------------------------------------------------------------
                                          FOR THE YEARS ENDING DECEMBER 31,
                                         ------------------------------------
                                          2015   2014   2013  2012/(A)/  2011
------------------------------------------------------------------------------
 7TWELVE/TM/ BALANCED PORTFOLIO
------------------------------------------------------------------------------
   Unit value                            $ 9.89 $10.86 $11.08      --       --
------------------------------------------------------------------------------
   Number of units outstanding (000's)      726    854    648      --       --
------------------------------------------------------------------------------
 AB VPS BALANCED WEALTH STRATEGY
------------------------------------------------------------------------------
   Unit value                            $13.94 $14.00 $13.29  $11.63   $10.44
------------------------------------------------------------------------------
   Number of units outstanding (000's)       13      6     14      13        3
------------------------------------------------------------------------------
 AB VPS INTERNATIONAL GROWTH
------------------------------------------------------------------------------
   Unit value                            $10.87 $11.30 $11.66  $10.47   $ 9.24
------------------------------------------------------------------------------
   Number of units outstanding (000's)       57     50     31       2        5
------------------------------------------------------------------------------
 ALL ASSET AGGRESSIVE-ALT 25
------------------------------------------------------------------------------
   Unit value                            $10.47 $11.14 $11.08      --       --
------------------------------------------------------------------------------
   Number of units outstanding (000's)      149     89     78      --       --
------------------------------------------------------------------------------
 ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------
   Unit value                            $12.86 $13.63 $13.54  $12.07   $10.96
------------------------------------------------------------------------------
   Number of units outstanding (000's)       71     57     42      12        9
------------------------------------------------------------------------------
 ALL ASSET MODERATE GROWTH-ALT 15
------------------------------------------------------------------------------
   Unit value                            $10.12 $10.70 $10.62      --       --
------------------------------------------------------------------------------
   Number of units outstanding (000's)      146     91     10      --       --
------------------------------------------------------------------------------
 AMERICAN CENTURY VP LARGE COMPANY VALUE FUND
------------------------------------------------------------------------------
   Unit value                            $16.81 $17.82 $16.07  $12.48   $10.91
------------------------------------------------------------------------------
   Number of units outstanding (000's)        2      3      2       1        1
------------------------------------------------------------------------------
 AMERICAN CENTURY VP MID CAP VALUE FUND
------------------------------------------------------------------------------
   Unit value                            $19.31 $19.96 $17.46  $13.68   $11.97
------------------------------------------------------------------------------
   Number of units outstanding (000's)      418    238    158      20       24
------------------------------------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
------------------------------------------------------------------------------
   Unit value                            $ 9.82 $10.00 $ 9.67      --       --
------------------------------------------------------------------------------
   Number of units outstanding (000's)      612    186     18      --       --
------------------------------------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/
------------------------------------------------------------------------------
   Unit value                            $11.46 $11.66 $11.64      --       --
------------------------------------------------------------------------------
   Number of units outstanding (000's)      142     91     35      --       --
------------------------------------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET ALLOCATION FUND/SM/
------------------------------------------------------------------------------
   Unit value                            $11.20 $11.52 $11.39      --       --
------------------------------------------------------------------------------
   Number of units outstanding (000's)       46     77     18      --       --
------------------------------------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
------------------------------------------------------------------------------
   Unit value                            $ 9.26 $ 9.75 $10.79      --       --
------------------------------------------------------------------------------
   Number of units outstanding (000's)      552    425    185      --       --
------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



---------------------------------------------------------------------------------
                                            FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------------
                                          2015    2014    2013   2012/(A)/  2011
---------------------------------------------------------------------------------
 AXA 400 MANAGED VOLATILITY
---------------------------------------------------------------------------------
   Unit value                            $ 12.07 $ 18.05 $ 16.88  $13.04   $11.39
---------------------------------------------------------------------------------
   Number of units outstanding (000's)        74      60      50      54       42
---------------------------------------------------------------------------------
 AXA 500 MANAGED VOLATILITY
---------------------------------------------------------------------------------
   Unit value                            $ 13.18 $ 17.17 $ 15.51  $12.05   $10.68
---------------------------------------------------------------------------------
   Number of units outstanding (000's)        87     179     214     196      173
---------------------------------------------------------------------------------
 AXA 2000 MANAGED VOLATILITY
---------------------------------------------------------------------------------
   Unit value                            $ 11.88 $ 17.96 $ 17.56  $13.00   $11.46
---------------------------------------------------------------------------------
   Number of units outstanding (000's)        39      69      65      65       56
---------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
---------------------------------------------------------------------------------
   Unit value                            $ 14.41 $ 14.92 $ 14.49  $11.66   $10.39
---------------------------------------------------------------------------------
   Number of units outstanding (000's)        14      17      14      13       10
---------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
---------------------------------------------------------------------------------
   Unit value                            $ 12.51 $ 12.81 $ 12.48  $11.17   $10.47
---------------------------------------------------------------------------------
   Number of units outstanding (000's)    18,444  14,966   7,286     780      784
---------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
---------------------------------------------------------------------------------
   Unit value                            $ 11.95 $ 12.21 $ 11.97  $11.02   $10.45
---------------------------------------------------------------------------------
   Number of units outstanding (000's)     7,478   6,059   3,570     546      480
---------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
---------------------------------------------------------------------------------
   Unit value                            $ 10.87 $ 11.07 $ 10.98  $10.70   $10.42
---------------------------------------------------------------------------------
   Number of units outstanding (000's)     6,147   3,631   2,103     516      592
---------------------------------------------------------------------------------
 AXA GLOBAL EQUITY MANAGED VOLATILITY
---------------------------------------------------------------------------------
   Unit value                            $ 12.67 $ 13.11 $ 13.12  $11.09   $ 9.64
---------------------------------------------------------------------------------
   Number of units outstanding (000's)        32      27      18       1        1
---------------------------------------------------------------------------------
 AXA GROWTH STRATEGY
---------------------------------------------------------------------------------
   Unit value                            $ 13.68 $ 14.05 $ 13.53  $11.45   $10.48
---------------------------------------------------------------------------------
   Number of units outstanding (000's)    30,632  22,820  10,023      59       53
---------------------------------------------------------------------------------
 AXA INTERNATIONAL CORE MANAGED VOLATILITY
---------------------------------------------------------------------------------
   Unit value                            $ 10.15 $ 10.79 $ 11.71  $10.14   $ 8.87
---------------------------------------------------------------------------------
   Number of units outstanding (000's)        42      29       7       1        1
---------------------------------------------------------------------------------
 AXA INTERNATIONAL MANAGED VOLATILITY
---------------------------------------------------------------------------------
   Unit value                            $ 10.18 $ 10.65 $ 11.58  $ 9.73   $ 8.49
---------------------------------------------------------------------------------
   Number of units outstanding (000's)       126     148     129     160      134
---------------------------------------------------------------------------------
 AXA INTERNATIONAL VALUE MANAGED VOLATILITY
---------------------------------------------------------------------------------
   Unit value                            $ 10.08 $ 10.59 $ 11.60  $ 9.89   $ 8.57
---------------------------------------------------------------------------------
   Number of units outstanding (000's)         9       9       5       5       15
---------------------------------------------------------------------------------
 AXA LARGE CAP GROWTH MANAGED VOLATILITY
---------------------------------------------------------------------------------
   Unit value                            $ 18.24 $ 17.84 $ 16.33  $12.27   $10.98
---------------------------------------------------------------------------------
   Number of units outstanding (000's)        38      33      16       7       22
---------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



---------------------------------------------------------------------------------
                                            FOR THE YEARS ENDING DECEMBER 31,
                                         ---------------------------------------
                                          2015    2014    2013   2012/(A)/  2011
---------------------------------------------------------------------------------
 AXA LARGE CAP VALUE MANAGED VOLATILITY
---------------------------------------------------------------------------------
   Unit value                            $ 16.41 $ 17.39 $ 15.76  $12.10   $10.63
---------------------------------------------------------------------------------
   Number of units outstanding (000's)       569      24      14       3        1
---------------------------------------------------------------------------------
 AXA MID CAP VALUE MANAGED VOLATILITY
---------------------------------------------------------------------------------
   Unit value                            $ 17.82 $ 18.79 $ 17.24  $13.18   $11.30
---------------------------------------------------------------------------------
   Number of units outstanding (000's)        13      15       3      --       --
---------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
---------------------------------------------------------------------------------
   Unit value                            $ 12.34 $ 12.66 $ 12.50  $11.24   $10.51
---------------------------------------------------------------------------------
   Number of units outstanding (000's)       687     480     342      62       66
---------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
---------------------------------------------------------------------------------
   Unit value                            $ 13.09 $ 13.42 $ 13.00  $11.32   $10.48
---------------------------------------------------------------------------------
   Number of units outstanding (000's)    31,612  25,325  12,601   1,252    1,311
---------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
---------------------------------------------------------------------------------
   Unit value                            $ 13.37 $ 13.77 $ 13.50  $11.47   $10.46
---------------------------------------------------------------------------------
   Number of units outstanding (000's)        80      80      71      72       82
---------------------------------------------------------------------------------
 AXA NATURAL RESOURCES
---------------------------------------------------------------------------------
   Unit value                            $  6.44 $  8.83 $ 10.29      --       --
---------------------------------------------------------------------------------
   Number of units outstanding (000's)        19      13       4      --       --
---------------------------------------------------------------------------------
 AXA/AB DYNAMIC MODERATE GROWTH
---------------------------------------------------------------------------------
   Unit value                            $ 11.54 $ 11.81 $ 11.47  $10.04   $ 9.48
---------------------------------------------------------------------------------
   Number of units outstanding (000's)    29,024  23,726  10,356     167       13
---------------------------------------------------------------------------------
 AXA/AB SMALL CAP GROWTH
---------------------------------------------------------------------------------
   Unit value                            $ 20.67 $ 21.66 $ 21.27  $15.66   $13.78
---------------------------------------------------------------------------------
   Number of units outstanding (000's)       241     162     133       6        7
---------------------------------------------------------------------------------
 AXA/FRANKLIN BALANCED MANAGED VOLATILITY
---------------------------------------------------------------------------------
   Unit value                            $ 13.63 $ 14.30 $ 13.70  $12.16   $11.13
---------------------------------------------------------------------------------
   Number of units outstanding (000's)         9      11       6       2        2
---------------------------------------------------------------------------------
 AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
---------------------------------------------------------------------------------
   Unit value                            $ 16.41 $ 17.86 $ 17.79  $13.24   $11.53
---------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       7       2        5
---------------------------------------------------------------------------------
 AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
---------------------------------------------------------------------------------
   Unit value                            $ 14.18 $ 14.84 $ 14.32  $11.81   $10.47
---------------------------------------------------------------------------------
   Number of units outstanding (000's)        86      61      21       2        1
---------------------------------------------------------------------------------
 AXA/LOOMIS SAYLES GROWTH
---------------------------------------------------------------------------------
   Unit value                            $ 17.86 $ 16.29 $ 15.37  $12.29   $11.10
---------------------------------------------------------------------------------
   Number of units outstanding (000's)        84      59      36      14       14
---------------------------------------------------------------------------------
 AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
---------------------------------------------------------------------------------
   Unit value                            $ 15.69 $ 16.35 $ 15.16  $11.93   $10.63
---------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       2       2       2        2
---------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



------------------------------------------------------------------------------
                                          FOR THE YEARS ENDING DECEMBER 31,
                                         ------------------------------------
                                          2015   2014   2013  2012/(A)/  2011
------------------------------------------------------------------------------
 AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------
   Unit value                            $13.61 $14.22 $14.31  $11.47   $ 9.78
------------------------------------------------------------------------------
   Number of units outstanding (000's)        1      1      1       1        8
------------------------------------------------------------------------------
 BLACKROCK GLOBAL ALLOCATION V.I. FUND
------------------------------------------------------------------------------
   Unit value                            $12.27 $12.61 $12.58  $11.19   $10.35
------------------------------------------------------------------------------
   Number of units outstanding (000's)      810    604    327     172      181
------------------------------------------------------------------------------
 BLACKROCK LARGE CAP GROWTH V.I. FUND
------------------------------------------------------------------------------
   Unit value                            $19.54 $19.39 $17.31  $13.18   $11.68
------------------------------------------------------------------------------
   Number of units outstanding (000's)      152    121     42       5       11
------------------------------------------------------------------------------
 EQ/BLACKROCK BASIS VALUE EQUITY
------------------------------------------------------------------------------
   Unit value                            $16.46 $17.85 $16.55  $12.22   $10.94
------------------------------------------------------------------------------
   Number of units outstanding (000's)      803    616    272      30       43
------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------
   Unit value                            $17.57 $18.18 $17.02  $13.14   $11.35
------------------------------------------------------------------------------
   Number of units outstanding (000's)      140    102     88       4        3
------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------
   Unit value                            $19.81 $19.78 $18.21  $14.05   $12.18
------------------------------------------------------------------------------
   Number of units outstanding (000's)      115    135     95       2        1
------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------
   Unit value                            $18.69 $19.03 $17.27  $13.26   $11.67
------------------------------------------------------------------------------
   Number of units outstanding (000's)      134    107     51       3        3
------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------
   Unit value                            $10.35 $10.48 $10.41  $10.77   $10.62
------------------------------------------------------------------------------
   Number of units outstanding (000's)      682    505    413     408      299
------------------------------------------------------------------------------
 EQ/EMERGING MARKETS EQUITY PLUS
------------------------------------------------------------------------------
   Unit value                            $ 7.13 $ 8.86 $ 9.30      --       --
------------------------------------------------------------------------------
   Number of units outstanding (000's)       67     76     22      --       --
------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------
   Unit value                            $18.64 $18.81 $16.94  $13.10   $11.57
------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,678  1,173    424     138      144
------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------
   Unit value                            $12.49 $12.38 $12.39  $11.36   $10.98
------------------------------------------------------------------------------
   Number of units outstanding (000's)      205    154     91      36       37
------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------
   Unit value                            $19.57 $21.11 $20.84  $15.24   $13.15
------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,102    839    458      70       79
------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------
   Unit value                            $ 9.72 $10.28 $10.36  $10.82   $10.61
------------------------------------------------------------------------------
   Number of units outstanding (000's)       28     64     25      17       14
------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



------------------------------------------------------------------------------
                                          FOR THE YEARS ENDING DECEMBER 31,
                                         ------------------------------------
                                          2015   2014   2013  2012/(A)/  2011
------------------------------------------------------------------------------
 EQ/HIGH YIELD BOND
------------------------------------------------------------------------------
   Unit value                            $10.01 $10.51 $10.49      --       --
------------------------------------------------------------------------------
   Number of units outstanding (000's)       99     76     30      --       --
------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------
   Unit value                            $ 9.91 $10.04 $10.06  $10.41   $10.48
------------------------------------------------------------------------------
   Number of units outstanding (000's)      224    227    152     131      106
------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------
   Unit value                            $10.77 $11.20 $12.24  $10.25   $ 8.97
------------------------------------------------------------------------------
   Number of units outstanding (000's)      321    510     96      11        6
------------------------------------------------------------------------------
 EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------
   Unit value                            $17.08 $18.52 $17.30  $13.03   $11.19
------------------------------------------------------------------------------
   Number of units outstanding (000's)      125    112     10       8       10
------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------
   Unit value                            $17.44 $18.16 $16.15  $12.10   $10.60
------------------------------------------------------------------------------
   Number of units outstanding (000's)       19     17     17      12       15
------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------
   Unit value                            $19.99 $19.39 $17.58  $13.50   $11.97
------------------------------------------------------------------------------
   Number of units outstanding (000's)      150    126     78      15       12
------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------
   Unit value                            $17.51 $18.64 $16.84  $13.02   $11.36
------------------------------------------------------------------------------
   Number of units outstanding (000's)      649    338    182       7        9
------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------
   Unit value                            $12.26 $12.45 $13.33  $11.93   $10.14
------------------------------------------------------------------------------
   Number of units outstanding (000's)      259    170     87       7        8
------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------
   Unit value                            $19.21 $20.11 $18.77  $14.40   $12.52
------------------------------------------------------------------------------
   Number of units outstanding (000's)      306    386     90      11       15
------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------
   Unit value                            $ 9.01 $ 9.17 $ 9.33  $ 9.49   $ 9.65
------------------------------------------------------------------------------
   Number of units outstanding (000's)      824    577    613     132      430
------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------
   Unit value                            $15.97 $17.20 $17.62  $12.94   $12.10
------------------------------------------------------------------------------
   Number of units outstanding (000's)      187    175    143      16       26
------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------
   Unit value                            $15.52 $15.30 $15.29  $12.31   $10.40
------------------------------------------------------------------------------
   Number of units outstanding (000's)      405    284    193      16       14
------------------------------------------------------------------------------
 EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------
   Unit value                            $ 9.48 $ 9.88 $ 9.32      --       --
------------------------------------------------------------------------------
   Number of units outstanding (000's)      140     63     42      --       --
------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



------------------------------------------------------------------------------
                                          FOR THE YEARS ENDING DECEMBER 31,
                                         ------------------------------------
                                          2015   2014   2013  2012/(A)/  2011
------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------
   Unit value                            $ 9.21 $ 9.40 $ 9.57  $ 9.73   $ 9.76
------------------------------------------------------------------------------
   Number of units outstanding (000's)      373    394    472     146      547
------------------------------------------------------------------------------
 EQ/REAL ESTATE PLUS
------------------------------------------------------------------------------
   Unit value                            $10.66 $11.06 $ 9.65      --       --
------------------------------------------------------------------------------
   Number of units outstanding (000's)      129     81     33      --       --
------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------
   Unit value                            $18.72 $19.96 $19.36  $14.33   $12.62
------------------------------------------------------------------------------
   Number of units outstanding (000's)      203    235    226      15       17
------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------
   Unit value                            $21.03 $19.41 $18.17  $13.40   $11.46
------------------------------------------------------------------------------
   Number of units outstanding (000's)      632    489    207      10        7
------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
------------------------------------------------------------------------------
   Unit value                            $14.21 $14.27 $13.99  $10.23   $ 8.64
------------------------------------------------------------------------------
   Number of units outstanding (000's)      572    638    396      21       15
------------------------------------------------------------------------------
 FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO
------------------------------------------------------------------------------
   Unit value                            $14.87 $15.16 $14.61  $12.17   $10.76
------------------------------------------------------------------------------
   Number of units outstanding (000's)        1      1      1       4        3
------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
------------------------------------------------------------------------------
   Unit value                            $18.13 $18.37 $16.73  $13.00   $11.39
------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,282    573    400      39       43
------------------------------------------------------------------------------
 FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO
------------------------------------------------------------------------------
   Unit value                            $11.87 $12.14 $11.82  $10.54   $ 9.58
------------------------------------------------------------------------------
   Number of units outstanding (000's)        3      3      3       1        1
------------------------------------------------------------------------------
 FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO
------------------------------------------------------------------------------
   Unit value                            $12.03 $12.30 $11.96  $10.52   $ 9.47
------------------------------------------------------------------------------
   Number of units outstanding (000's)        3     --     --      --       --
------------------------------------------------------------------------------
 FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO
------------------------------------------------------------------------------
   Unit value                            $12.47 $12.75 $12.37  $10.51   $ 9.31
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO
------------------------------------------------------------------------------
   Unit value                            $12.57 $12.86 $12.49  $10.47   $ 9.24
------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --
------------------------------------------------------------------------------
 FIDELITY(R) VIP MID CAP PORTFOLIO
------------------------------------------------------------------------------
   Unit value                            $17.07 $17.66 $16.94  $12.68   $11.26
------------------------------------------------------------------------------
   Number of units outstanding (000's)      401    294    176      30       35
------------------------------------------------------------------------------
 FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
------------------------------------------------------------------------------
   Unit value                            $11.63 $12.07 $11.87  $12.07   $11.14
------------------------------------------------------------------------------
   Number of units outstanding (000's)      650    454    316      99      103
------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



------------------------------------------------------------------------------
                                          FOR THE YEARS ENDING DECEMBER 31,
                                         ------------------------------------
                                          2015   2014   2013  2012/(A)/  2011
------------------------------------------------------------------------------
 FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
------------------------------------------------------------------------------
   Unit value                            $12.17 $12.37 $11.44      --       --
------------------------------------------------------------------------------
   Number of units outstanding (000's)      241     96     41      --       --
------------------------------------------------------------------------------
 FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND
------------------------------------------------------------------------------
   Unit value                            $13.16 $14.28 $14.12  $11.61   $10.24
------------------------------------------------------------------------------
   Number of units outstanding (000's)      127    142     27       6       13
------------------------------------------------------------------------------
 FRANKLIN INCOME VIP FUND
------------------------------------------------------------------------------
   Unit value                            $12.70 $13.90 $13.52  $12.07   $10.90
------------------------------------------------------------------------------
   Number of units outstanding (000's)      887    684    377     115      107
------------------------------------------------------------------------------
 FRANKLIN MUTUAL SHARES VIP FUND
------------------------------------------------------------------------------
   Unit value                            $14.50 $15.51 $14.73  $11.68   $10.40
------------------------------------------------------------------------------
   Number of units outstanding (000's)       41     42     29      18       24
------------------------------------------------------------------------------
 FRANKLIN RISING DIVIDENDS VIP FUND
------------------------------------------------------------------------------
   Unit value                            $12.07 $12.74 $11.92      --       --
------------------------------------------------------------------------------
   Number of units outstanding (000's)      516    516    282      --       --
------------------------------------------------------------------------------
 FRANKLIN STRATEGIC INCOME VIP FUND
------------------------------------------------------------------------------
   Unit value                            $11.88 $12.57 $12.55  $12.36   $11.15
------------------------------------------------------------------------------
   Number of units outstanding (000's)      776    695    323     117      104
------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
------------------------------------------------------------------------------
   Unit value                            $17.67 $19.87 $17.84  $13.69   $11.79
------------------------------------------------------------------------------
   Number of units outstanding (000's)      226    172     69       6        8
------------------------------------------------------------------------------
 GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND
------------------------------------------------------------------------------
   Unit value                            $ 8.40 $ 8.68 $ 7.88  $ 7.81   $ 8.95
------------------------------------------------------------------------------
   Number of units outstanding (000's)        1      1      1       1        1
------------------------------------------------------------------------------
 GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND
------------------------------------------------------------------------------
   Unit value                            $ 9.62 $ 9.60 $ 9.34  $ 9.34       --
------------------------------------------------------------------------------
   Number of units outstanding (000's)        1      1      1       1       --
------------------------------------------------------------------------------
 INVESCO V.I. AMERICAN FRANCHISE FUND
------------------------------------------------------------------------------
   Unit value                            $20.41 $19.82 $18.64  $13.57       --
------------------------------------------------------------------------------
   Number of units outstanding (000's)        1      1      2       1       --
------------------------------------------------------------------------------
 INVESCO V.I. DIVERSIFIED DIVIDEND FUND
------------------------------------------------------------------------------
   Unit value                            $15.37 $17.22 $15.56  $12.11   $10.41
------------------------------------------------------------------------------
   Number of units outstanding (000's)      412      4      4       2        7
------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
------------------------------------------------------------------------------
   Unit value                            $14.83 $15.36 $13.66  $13.57   $10.80
------------------------------------------------------------------------------
   Number of units outstanding (000's)      692    542    308      57       68
------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
------------------------------------------------------------------------------
   Unit value                            $11.05 $11.63 $11.65  $11.10   $ 9.66
------------------------------------------------------------------------------
   Number of units outstanding (000's)      302    199    119       8       10
------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



------------------------------------------------------------------------------
                                          FOR THE YEARS ENDING DECEMBER 31,
                                         ------------------------------------
                                          2015   2014   2013  2012/(A)/  2011
------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
------------------------------------------------------------------------------
   Unit value                            $12.91 $13.49 $13.71  $11.75   $10.37
------------------------------------------------------------------------------
   Number of units outstanding (000's)      326    230    141      14       18
------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
------------------------------------------------------------------------------
   Unit value                            $14.12 $15.01 $14.66  $11.61   $10.67
------------------------------------------------------------------------------
   Number of units outstanding (000's)       46     46     31       3        5
------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
------------------------------------------------------------------------------
   Unit value                            $18.31 $19.76 $19.69  $14.61   $13.08
------------------------------------------------------------------------------
   Number of units outstanding (000's)       42     30     17       8        7
------------------------------------------------------------------------------
 IVY FUNDS VIP ASSET STRATEGY
------------------------------------------------------------------------------
   Unit value                            $10.86 $12.05 $12.94  $10.52   $ 8.98
------------------------------------------------------------------------------
   Number of units outstanding (000's)      778    928    678      23       28
------------------------------------------------------------------------------
 IVY FUNDS VIP DIVIDEND OPPORTUNITIES
------------------------------------------------------------------------------
   Unit value                            $16.03 $16.64 $15.42  $12.10   $10.88
------------------------------------------------------------------------------
   Number of units outstanding (000's)      106     80     40      25       30
------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
------------------------------------------------------------------------------
   Unit value                            $ 9.31 $12.16 $13.83  $11.02   $11.06
------------------------------------------------------------------------------
   Number of units outstanding (000's)      286    176     94      15       21
------------------------------------------------------------------------------
 IVY FUNDS VIP GLOBAL NATURAL RESOURCES
------------------------------------------------------------------------------
   Unit value                            $ 6.36 $ 8.34 $ 9.75  $ 9.21   $ 9.19
------------------------------------------------------------------------------
   Number of units outstanding (000's)      148    119     70      26       32
------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
------------------------------------------------------------------------------
   Unit value                            $14.02 $15.26 $15.23  $14.02   $12.02
------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,408  1,216    648     159      162
------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
------------------------------------------------------------------------------
   Unit value                            $18.45 $19.92 $18.78  $14.71   $13.17
------------------------------------------------------------------------------
   Number of units outstanding (000's)      317    265    138      24       28
------------------------------------------------------------------------------
 IVY FUNDS VIP SCIENCE AND TECHNOLOGY
------------------------------------------------------------------------------
   Unit value                            $20.33 $21.29 $21.05  $13.69   $10.90
------------------------------------------------------------------------------
   Number of units outstanding (000's)      295    198    187      17       17
------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
------------------------------------------------------------------------------
   Unit value                            $17.13 $17.10 $17.13  $12.15   $11.76
------------------------------------------------------------------------------
   Number of units outstanding (000's)      186    117     54       3        6
------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------
   Unit value                            $ 8.51 $10.83 $11.55  $11.90   $ 9.92
------------------------------------------------------------------------------
   Number of units outstanding (000's)      845    699    382      59       70
------------------------------------------------------------------------------
 LORD ABBETT BOND DEBENTURE PORTFOLIO(VC)
------------------------------------------------------------------------------
   Unit value                            $11.70 $12.09 $11.79  $11.08   $10.02
------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,087    441    236      16        3
------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



------------------------------------------------------------------------------
                                          FOR THE YEARS ENDING DECEMBER 31,
                                         ------------------------------------
                                          2015   2014   2013  2012/(A)/  2011
------------------------------------------------------------------------------
 LORD ABBETT CLASSIC STOCK PORTFOLIO(VC)
------------------------------------------------------------------------------
   Unit value                            $13.09 $13.44 $12.52  $ 9.81   $ 8.67
------------------------------------------------------------------------------
   Number of units outstanding (000's)       17     21     15       1       --
------------------------------------------------------------------------------
 LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO(VC)
------------------------------------------------------------------------------
   Unit value                            $13.18 $13.05 $12.52  $ 9.29   $ 8.28
------------------------------------------------------------------------------
   Number of units outstanding (000's)       38     22      8       3        2
------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------
   Unit value                            $15.46 $14.80 $14.88  $11.86   $10.41
------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,260    825    477      28       34
------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------
   Unit value                            $17.43 $17.74 $16.30  $12.59   $10.78
------------------------------------------------------------------------------
   Number of units outstanding (000's)       56     46     25       4        5
------------------------------------------------------------------------------
 MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------
   Unit value                            $17.80     --     --      --       --
------------------------------------------------------------------------------
   Number of units outstanding (000's)       44     --     --      --       --
------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------
   Unit value                            $21.12 $19.43 $17.91  $13.52   $12.04
------------------------------------------------------------------------------
   Number of units outstanding (000's)      126     95     41       4        3
------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------
   Unit value                            $14.98 $17.88 $16.17  $13.68   $12.30
------------------------------------------------------------------------------
   Number of units outstanding (000's)      355    265    125      27       28
------------------------------------------------------------------------------
 PIMCO VIT COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
------------------------------------------------------------------------------
   Unit value                            $ 5.93 $ 8.12 $10.16  $12.12   $11.73
------------------------------------------------------------------------------
   Number of units outstanding (000's)      342    265    169      63       63
------------------------------------------------------------------------------
 PIMCO VIT EMERGING MARKETS BOND PORTFOLIO
------------------------------------------------------------------------------
   Unit value                            $11.69 $12.18 $12.22  $13.37   $11.55
------------------------------------------------------------------------------
   Number of units outstanding (000's)      171    193    148      65       61
------------------------------------------------------------------------------
 PIMCO VIT REAL RETURN PORTFOLIO
------------------------------------------------------------------------------
   Unit value                            $10.70 $11.19 $11.06  $12.40   $11.61
------------------------------------------------------------------------------
   Number of units outstanding (000's)      725    700    557     276      265
------------------------------------------------------------------------------
 PIMCO VIT TOTAL RETURN PORTFOLIO
------------------------------------------------------------------------------
   Unit value                            $11.29 $11.44 $11.17  $11.60   $10.78
------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,672  1,407  1,041     499      477
------------------------------------------------------------------------------
 PROFUND VP BIOTECHNOLOGY
------------------------------------------------------------------------------
   Unit value                            $32.36 $31.87 $24.99  $15.09   $10.91
------------------------------------------------------------------------------
   Number of units outstanding (000's)      255    148    129       2        3
------------------------------------------------------------------------------
 T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II
------------------------------------------------------------------------------
   Unit value                            $35.18 $31.82 $24.67  $16.67   $12.95
------------------------------------------------------------------------------
   Number of units outstanding (000's)      418    293    225       5        6
------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



------------------------------------------------------------------------------
                                          FOR THE YEARS ENDING DECEMBER 31,
                                         ------------------------------------
                                          2015   2014   2013  2012/(A)/  2011
------------------------------------------------------------------------------
 TEMPLETON DEVELOPING MARKETS VIP FUND
------------------------------------------------------------------------------
   Unit value                            $ 7.59 $ 9.60 $10.66  $10.95   $ 9.84
------------------------------------------------------------------------------
   Number of units outstanding (000's)      111     94    127       3        5
------------------------------------------------------------------------------
 TEMPLETON FOREIGN VIP FUND
------------------------------------------------------------------------------
   Unit value                            $10.64 $11.57 $13.25  $10.96   $ 9.43
------------------------------------------------------------------------------
   Number of units outstanding (000's)      191    172     89      52       64
------------------------------------------------------------------------------
 TEMPLETON GLOBAL BOND VIP FUND
------------------------------------------------------------------------------
   Unit value                            $11.72 $12.46 $12.45  $12.46   $11.01
------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,805  1,431    809     215      221
------------------------------------------------------------------------------
 TEMPLETON GROWTH VIP FUND
------------------------------------------------------------------------------
   Unit value                            $12.61 $13.71 $14.36  $11.16   $ 9.38
------------------------------------------------------------------------------
   Number of units outstanding (000's)        2      2      2       2        2
------------------------------------------------------------------------------
 VAN ECK VIP GLOBAL HARD ASSETS FUND
------------------------------------------------------------------------------
   Unit value                            $ 6.06 $ 9.29 $11.72  $10.81   $10.66
------------------------------------------------------------------------------
   Number of units outstanding (000's)      285    277    155      65       72
------------------------------------------------------------------------------


(a)On January 1, 2013, the net assets attributable to certain contracts funded by Separate Account No. 49, including Accumulator Series 11.0 and certain versions of the Retirement Cornerstone Series, were transferred to Separate Account No. 70. Accordingly, the condensed financial information shown for the years ended December 31, 2012 and earlier reflects unit information taken from Separate Account No. 49.

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

Appendix II: Dropping or changing your Guaranteed benefits

--------------------------------------------------------------------------------

PRE-FUNDING DROP OR CHANGE

The following table is designed to show your options if you decide to drop your Guaranteed benefit(s) prior to the funding of your Protection with Investment Performance account. In general, you can drop your GIB and change your Guaranteed minimum death benefit. However, your Guaranteed minimum death benefit cannot be dropped or changed without first dropping your GIB. All requests to drop or change a Guaranteed benefit must be submitted on an administrative form we provide for this specific purpose.


-------------------------------------------------------------------------------------------------------------------------------
 GUARANTEED BENEFIT
 COMBINATION                 PRE-FUNDING DROP OF:            YOUR OPTION(S) OR RESULT          FOLLOWING THE DROP OR CHANGE
-------------------------------------------------------------------------------------------------------------------------------
GIB                          GIB                        .   You can change your death       .   You can drop the Highest
Return of Principal death                                   benefit to the Highest              Anniversary Value death
   benefit                                                  Anniversary Value death             benefit, either pre-funding or
                                                            benefit. If you do not make         post-funding.
                                                            this change, the Return of      .   You can drop the Return of
                                                            Principal death benefit will        Principal death benefit
                                                            remain.                             post-funding only.
-------------------------------------------------------------------------------------------------------------------------------

GIB                          GIB                        .   You can keep your Highest       .   You can drop the Highest
Highest Anniversary Value                                   Anniversary Value death             Anniversary Value death
   death benefit                                            benefit.                            benefit, either pre-funding or
                                                                       -or-                     post-funding.
                                                        .   You can change your death       .   You can drop the Return of
                                                            benefit to the Return of            Principal death benefit
                                                            Principal death benefit.            post-funding only.
-------------------------------------------------------------------------------------------------------------------------------

GIB                          Both benefits              .   The Return of Principal death   .   You can drop the Return of
Highest Anniversary Value                                   benefit will automatically          Principal death benefit
   death benefit                                            become your new guaranteed          post- funding only.
                                                            minimum death benefit.
-------------------------------------------------------------------------------------------------------------------------------

GIB                          GIB                        .   By dropping your GIB, you are   .   You can drop the Highest
"Greater of" death benefit                                  no longer eligible to elect         Anniversary Value death
                                                            the "Greater of" death benefit.     benefit, either pre-funding or
                                                        .   You can change your death           post-funding.
                                                            benefit to the Highest          .   You can drop the Return of
                                                            Anniversary Value death             Principal death benefit
                                                            benefit. If you do not make         post-funding only.
                                                            this change, the Return of
                                                            Principal death benefit will
                                                            automatically become your new
                                                            guaranteed minimum death
                                                            benefit.
-------------------------------------------------------------------------------------------------------------------------------

GIB                          Both benefits              .   You can change your death       .   You can drop the Highest
"Greater of" death benefit                                  benefit to the Highest              Anniversary Value death
                                                            Anniversary Value death             benefit, either pre-funding or
                                                            benefit. If you do not make         post-funding.
                                                            this change, the Return of      .   You can drop the Return of
                                                            Principal death benefit will        Principal death
                                                            automatically become your new       benefit post-funding only.
                                                            guaranteed minimum death
                                                            benefit.
-------------------------------------------------------------------------------------------------------------------------------

Highest Anniversary Value    Highest Anniversary Value  .   The Return of Principal death   .   You can drop the Return of
   death benefit             death benefit                  benefit will automatically          Principal death
                                                            become your new guaranteed          benefit post-funding only.
                                                            minimum death benefit.
-------------------------------------------------------------------------------------------------------------------------------

          APPENDIX II: DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

--------------------------------------------------------------------------------------------------------------------
 GUARANTEED BENEFIT
 COMBINATION                PRE-FUNDING DROP OF:             YOUR OPTION(S) OR RESULT  FOLLOWING THE DROP OR CHANGE
--------------------------------------------------------------------------------------------------------------------
Return of Principal death   Not Applicable: The Return of
   benefit                  Principal death benefit cannot
                            be dropped prior to funding the
                            Protection with Investment
                            Performance account
--------------------------------------------------------------------------------------------------------------------

POST-FUNDING DROP

The following table is designed to show your options if you decide to drop your Guaranteed benefit(s) after you have funded your Protection with Investment Performance account. In general, you can drop both your GIB and Guaranteed minimum death benefit or, in some cases, drop your GIB and retain your Guaranteed minimum death benefit. However, your Guaranteed minimum death benefit cannot be dropped without first dropping your GIB. All requests to drop a Guaranteed benefit must be submitted on an administrative form we provide for this specific purpose. Please see "Dropping or changing your Guaranteed benefits" in "Contracts features and benefits" for information on when you are eligible to drop your Guaranteed benefits after having funded your Protection with Investment Performance account.

----------------------------------------------------------------------------------------------------------------------
 GUARANTEED BENEFIT
 COMBINATION                POST-FUNDING DROP OF:/(1)/    YOUR OPTION(S) OR RESULT          FOLLOWING THE DROP
----------------------------------------------------------------------------------------------------------------------
GIB                              GIB                    .   The Return of Principal    .   You can drop the Return
Return of Principal death                                   death benefit will remain      of Principal death
   benefit                                                  in effect.                     benefit by notifying us
                                                                                           and taking a full
                                                                                           withdrawal of your
                                                                                           Protection with
                                                                                           Investment Performance
                                                                                           account value or making a
                                                                                           one-time transfer to the
                                                                                           Investment Performance
                                                                                           variable investment
                                                                                           options and the
                                                                                           guaranteed interest
                                                                                           option.
----------------------------------------------------------------------------------------------------------------------
GIB                              Both benefits          .   Your Guaranteed benefits     Not Applicable.
Return of Principal death                                   will terminate by
   benefit                                                  notifying us and taking a
                                                            full withdrawal of your
                                                            Protection with
                                                            Investment Performance
                                                            account value or making a
                                                            one-time transfer to the
                                                            Investment Performance
                                                            variable investment
                                                            options and the
                                                            guaranteed interest
                                                            option.
----------------------------------------------------------------------------------------------------------------------
GIB                              GIB                    .   Your Highest Anniversary   .   You can drop the Highest
Highest Anniversary Value                                   Value death benefit            Anniversary Value death
   death benefit                                            remains in effect.             benefit by notifying us
                                                                                           and taking a full
                                                                                           withdrawal of your
                                                                                           Protection with
                                                                                           Investment Performance
                                                                                           account value or making a
                                                                                           one-time transfer to the
                                                                                           Investment Performance
                                                                                           variable investment
                                                                                           options and the
                                                                                           guaranteed interest
                                                                                           option.
----------------------------------------------------------------------------------------------------------------------
GIB                              Both benefits          .   Your Guaranteed benefits     Not Applicable.
Highest Anniversary Value                                   will terminate by
   death benefit                                            notifying us and taking a
                                                            full withdrawal of your
                                                            Protection with
                                                            Investment Performance
                                                            account value or making a
                                                            one-time transfer to the
                                                            Investment Performance
                                                            variable investment
                                                            options and the
                                                            guaranteed interest
                                                            option.
----------------------------------------------------------------------------------------------------------------------

          APPENDIX II: DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

-----------------------------------------------------------------------------------------------------------------------
 GUARANTEED BENEFIT
 COMBINATION                 POST-FUNDING DROP OF:/(1)/    YOUR OPTION(S) OR RESULT          FOLLOWING THE DROP
-----------------------------------------------------------------------------------------------------------------------
GIB                          GIB                         .   By dropping your GIB, you    You can drop the Return of
"Greater of" death benefit                                   are no longer eligible to    Principal death benefit at
                                                             elect the "Greater of"       a later date.
                                                             death benefit.
                                                         .   The Return of Principal
                                                             death benefit will become
                                                             your new Guaranteed
                                                             minimum death benefit.
                                                             The Return of Principal
                                                             benefit base will equal
                                                             all contributions and
                                                             transfers to your
                                                             Protection with
                                                             Investment Performance
                                                             account, adjusted for
                                                             withdrawals on a pro rata
                                                             basis.
-----------------------------------------------------------------------------------------------------------------------
GIB                                                      .   Your Guaranteed benefits     Not Applicable.
"Greater of" death benefit   Both benefits                   will terminate by
                                                             notifying us and taking a
                                                             full withdrawal of your
                                                             Protection with
                                                             Investment Performance
                                                             account value or making a
                                                             one-time transfer to the
                                                             Investment Performance
                                                             variable investment
                                                             options and the
                                                             guaranteed interest
                                                             option.
-----------------------------------------------------------------------------------------------------------------------
Highest Anniversary Value    Highest Anniversary Value   .   Your Guaranteed benefit      Not Applicable.
   death benefit             death benefit                   will terminate by
                                                             notifying us and taking a
                                                             full withdrawal of your
                                                             Protection with
                                                             Investment Performance
                                                             account value or making a
                                                             one-time transfer to the
                                                             Investment Performance
                                                             variable investment
                                                             options and the
                                                             guaranteed interest
                                                             option.
-----------------------------------------------------------------------------------------------------------------------
Return of Principal death    Return of Principal death   .   Your Guaranteed benefit      Not Applicable.
   benefit                   benefit                         will terminate by
                                                             notifying us and taking a
                                                             full withdrawal of your
                                                             Protection with
                                                             Investment Performance
                                                             account value or making a
                                                             one-time transfer to the
                                                             Investment Performance
                                                             variable investment
                                                             options and the
                                                             guaranteed interest
                                                             option.
-----------------------------------------------------------------------------------------------------------------------

(1)When a Guaranteed benefit (other than the Return of Principal death benefit) is dropped on any date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

          APPENDIX II: DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

Appendix III: Purchase considerations for QP contracts

--------------------------------------------------------------------------------

Trustees who are considering the purchase of a Retirement Cornerstone(R) Series contract should discuss with their tax and ERISA advisers whether this is an appropriate investment vehicle for the employer's plan. There are significant issues in the purchase of a Retirement Cornerstone(R) Series contract in a defined benefit plan. The QP contract and this Prospectus should be reviewed in full, and the following factors, among others, should be noted. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the Guaranteed benefits, and the payment of death benefits in accordance with the requirements of the federal income tax rules. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Retirement Cornerstone(R) Series QP contract or another annuity contract. Therefore, you should purchase a Retirement Cornerstone(R) Series QP contract to fund a plan for the contract's features and benefits and not for tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles.

This QP contract accepts only transfer contributions from other investments within an existing qualified plan trust. We will not accept ongoing payroll contributions or contributions directly from the employer. For 401(k) plans, no employee after-tax contributions are accepted. A "designated Roth contribution account" is not available in the QP contract. Checks written on accounts held in the name of the employer instead of the plan or the trust will not be accepted. Only one additional transfer contribution may be made per contract year.

If amounts attributable to an excess or mistaken contribution must be withdrawn, either or both of the following may apply: (1) withdrawal charges; or (2) benefit base adjustments to a Guaranteed benefit. If in a defined benefit plan the plan's actuary determines that an overfunding in the QP contract has occurred, then any transfers of plan assets out of the QP contract may also result in withdrawal charges or benefit base adjustments on the amount being transferred.

In order to purchase the QP contract for a defined benefit plan, the plan's actuary will be required to determine a current dollar value of each plan participant's accrued benefit so that individual contracts may be established for each plan participant. We do not permit defined contribution or defined benefit plans to pool plan assets attributable to the accrued benefits of multiple plan participants.

For defined benefit plans, the maximum percentage of actuarial value of the plan participant's normal retirement benefit that can be funded by a QP contract is 80%. The total account value under a QP contract may at any time be more or less than the lump sum actuarial equivalent of the accrued benefit for a defined benefit plan participant. AXA Equitable does not guarantee that the Total account value under a QP contract will at any time equal the actuarial value of 80% of a participant/employee's accrued benefit.

While the contract is owned by the plan trust, all payments under the contract will be made to the plan trust owner. If the plan rolls over a contract into an IRA for the benefit of a former plan participant through a contract conversion, it is the plan's responsibility to adjust the value of the contract to the actuarial equivalent of the participant's benefit prior to the contract conversion.

AXA Equitable's only role is that of the issuer of the contract. AXA Equitable is not the plan administrator. AXA Equitable will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan. AXA Equitable will never make payments under a QP contract to any person other than the plan trust owner.

Given that required minimum distributions ("RMDs") must generally commence from the plan for annuitants after age 70 1/2, trustees should consider the following in connection with the GIB:

..   whether RMDs the plan administrator must make under QP contracts would cause withdrawals to be treated as Excess withdrawals and reduce the value of the Guaranteed benefits;

..   that provisions in the Treasury Regulations on RMDs require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating RMDs. This could increase the amounts required to be distributed; and

..   that if the Protection with Investment Performance account value goes to zero as provided under the contract, resulting payments will be made to the plan trust and that portion of the Retirement Cornerstone(R) Series contract may not be rollover eligible.

Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants/employees who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants/employees who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.

                                     III-1

            APPENDIX III: PURCHASE CONSIDERATIONS FOR QP CONTRACTS

Appendix IV: Guaranteed benefit base examples

--------------------------------------------------------------------------------

Assuming $100,000 is invested in the Protection with Investment Performance variable investment options, with no additional contributions, no transfers and no withdrawals, the Guaranteed minimum death benefit bases and Guaranteed income benefit base for an owner age 60 would be calculated as follows:

---------------------------------------------------------------------------------------------------------

                                                                                        GUARANTEED INCOME
                                        GUARANTEED MINIMUM DEATH BENEFIT                     BENEFIT
                                        --------------------------------                     -------

          PROTECTION WITH
            INVESTMENT                       HIGHEST       ROLL-UP TO
END OF      PERFORMANCE    RETURN OF       ANNIVERSARY       AGE 85        "GREATER
CONTRACT      ACCOUNT      PRINCIPAL      VALUE BENEFIT     BENEFIT       OF" BENEFIT      GIB BENEFIT
 YEAR          VALUE      BENEFIT BASE        BASE            BASE           BASE             BASE
---------------------------------------------------------------------------------------------------------
   1         $103,000       $100,000/(1)/   $103,000/(2)/  $104,000       $104,000/(5)/     $104,000
---------------------------------------------------------------------------------------------------------
   2         $107,120       $100,000/(1)/   $107,120/(2)/  $108,160       $108,160/(5)/     $108,160
---------------------------------------------------------------------------------------------------------
   3         $113,547       $100,000/(1)/   $113,547/(2)/  $113,547/(4)/  $113,547/(5)/     $113,547
---------------------------------------------------------------------------------------------------------
   4         $120,360       $100,000/(1)/   $120,360/(2)/  $120,360/(4)/  $120,360/(5)/     $120,360
---------------------------------------------------------------------------------------------------------
   5         $128,785       $100,000/(1)/   $128,785/(2)/  $128,785/(4)/  $128,785/(5)/     $128,785
---------------------------------------------------------------------------------------------------------
   6         $126,210       $100,000/(1)/   $128,785/(3)/  $133,937       $133,937/(5)/     $133,937
---------------------------------------------------------------------------------------------------------
   7         $128,734       $100,000/(1)/   $128,785/(3)/  $139,294       $139,294/(5)/     $139,294
---------------------------------------------------------------------------------------------------------

PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE

The Protection with Investment Performance account values for contract years 1 through 7 are based on hypothetical rates of return of 3.00%, 4.00%, 6.00%, 6.00%, 7.00%, (2.00)%, and 2.00%, respectively. We are using these rates solely to illustrate how the benefit is calculated. The rates of return bear no relationship to past or future investment results.

For example, at the end of contract year 1, the Protection with Investment Performance account value equals $103,000
Calculated as follows: $100,000 x (1+3.00%) = $103,000

Your applicable death benefit in connection with the Protection with Investment Performance variable investment options is equal to the Protection with Investment Performance account value or the Guaranteed minimum death benefit base, if greater.

GUARANTEED INCOME BENEFIT

GIB BENEFIT BASE

The example assumes no withdrawals under the contract, therefore the Deferral bonus Roll-up rate would apply. At the end of contract year 1, the GIB benefit base is equal to the initial contribution to the Protection with Investment Performance account, multiplied by [1+ the Deferral bonus Roll-up rate of 4.00%]. For contract years 2, 6 and 7, the GIB benefit base is equal to the previous year's GIB benefit base multiplied by [1+ the Deferral bonus Roll-up rate of 4.00%]. At the end of contract years 3 through 5, the GIB benefit base is reset to the current Protection with Investment Performance account value.

For example:

..   At the end of contract year 2, the GIB benefit base equals $108,160
   Calculated as follows: $104,000 x (1+4.00%) = $108,160

..   At the end of contract year 4, the GIB benefit base equals $120,360
   The GIB benefit base is being 'reset' to equal the Protection with Investment Performance account value of $120,360

                 APPENDIX IV: GUARANTEED BENEFIT BASE EXAMPLES

GUARANTEED MINIMUM DEATH BENEFIT

RETURN OF PRINCIPAL BENEFIT BASE

(1)At the end of contract years 1 through 7, the Return of Principal death benefit base is equal to the initial contribution to the Protection with Investment Performance account variable investment options.

HIGHEST ANNIVERSARY VALUE BENEFIT BASE

(2)At the end of contract years 1 through 5, the Highest Anniversary Value benefit base is equal to the current Protection with Investment Performance account value.

For example:

..   At the end of contract year 2, the Highest Anniversary Value benefit base equals the Protection with Investment Performance account value of $107,120.

(3)At the end of contract year 6 and 7, the benefit base is equal to the Highest Anniversary Value benefit base at the end of the prior year since it is higher than the current Protection with Investment Performance account value.

For example:

..   At the end of contract year 6, the Highest Anniversary Value benefit base equals $128,785, or the Highest Anniversary Value benefit base at the end of contract year 5.

ROLL-UP TO AGE 85 BENEFIT BASE

The example assumes no withdrawals under the contract, therefore the Deferral bonus Roll-up rate would apply. The Deferral bonus Roll-up rate for the Roll-up to age 85 benefit base is assumed to be the Deferral bonus Roll-up rate, which is 4.00%. At the end of contract year 1, the Roll-up to age 85 benefit base is equal to the initial contribution to the Protection with Investment Performance account, multiplied by [1 + the Deferral Bonus Roll-up rate of 4.00%]. At the end of contract years 2, 6 and 7, the Roll-up to age 85 benefit base is equal to the previous year's Roll-up to age 85 benefit base, multiplied by [1 + the Deferral bonus Roll-up rate of 4.00%]. At the end of contract years 3 through 5, the Roll-up to age 85 benefit base is reset to the current Protection with Investment Performance account value.

For example:

..   At the end of contract year 2, Roll-up to age 85 benefit base equals
    $108,160
   Calculated as follows: $104,000 x (1+4.00%) = $108,160

(4)At the end of contract year 4, the Roll-up to age 85 benefit base is reset to the current account value.

..   At the end of contract year 4, Roll-up to age 85 benefit base equals
    $120,360
   The GIB benefit base is being 'reset' to equal the Protection with Investment Performance account value of $120,360

"GREATER OF" DEATH BENEFIT BASE

The "Greater of" death benefit base is the greater of (i) the Roll-up to age 85 benefit base, and (ii) the Highest Anniversary Value benefit base.

(5)At the end of contract years 1 through 7, the "Greater of" death benefit base is based on the Roll-up to age 85 benefit base.

For example:

..   At the end of contract year 6, the "Greater of" death benefit base equals the Roll-up to age 85 benefit base of $133,937.

                 APPENDIX IV: GUARANTEED BENEFIT BASE EXAMPLES

Appendix V: Hypothetical illustrations

--------------------------------------------------------------------------------

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS


The following tables illustrate the changes in account values (Investment Performance account value and Protection with Investment Performance account value), cash value and the values of the "Greater of" death benefit, the Guaranteed income benefit ("GIB"), and the Annual withdrawal amount, under certain hypothetical circumstances for the Retirement Cornerstone(R) Series contracts (Series B, Series L, Series CP(R), Series C, and Series ADV). The tables illustrate the operation of the contract based on a male, issue age 65, who makes a single $100,000 contribution and takes no withdrawals. Also, the tables illustrate that $60,000 is allocated to the Protection with Investment Performance variable investment options, and $40,000 is allocated to the Investment Performance variable investment options. The amounts shown are for the beginning of each contract year and assume that all of the account values are invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying Portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.23)%, 3.77% for the Series B Protection with Investment Performance variable investment options and (2.4)%, 3.6% for the Series B Investment Performance variable investment options; (2.58)%, 3.42% for the Series L Protection with Investment Performance variable investment options and (2.75)%, 3.25% for the Series L Investment Performance variable investment options; (2.48)%, 3.52% for the Series CP(R) Protection with Investment Performance variable investment options and (2.65)%, 3.35% for the Series CP(R) Investment Performance variable investment options; (2.63)%, 3.37% for the Series C Protection with Investment Performance variable investment options and (2.8)%, 3.2% for the Series C Investment Performance variable investment options ; (1.58)%, 4.42% for the Series ADV Protection with Investment Performance variable investment options and (1.75)%, 4.25% for the Series ADV Investment Performance variable investment options at the 0% and 6% gross annual rates, respectively.


These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your Protection with Investment Performance account value annually for the "Greater of" death benefit and GIB features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect the following contract charges: the "Greater of" death benefit charge, the GIB charge, any applicable administrative charge and withdrawal charge. Please note that charges for the "Greater of" death benefit and GIB are always deducted from the Protection with Investment Performance account value.

The values shown under "Next Year's Annual withdrawal amount" for ages 70 through 95 reflect the Annual withdrawal amount available without reducing the "Greater of" death benefit base or GIB benefit base. A "0" under the Protection with Investment Performance account value column at age 95 indicates that the "Greater of" death benefit has terminated due to insufficient account value. However, the Lifetime GIB payments under the GIB have begun, and the owner is receiving lifetime payments.


With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.31% for the Protection with Investment Performance variable investment options (for each Series) and of 0.56% for the Investment Performance variable investment options (for each Series), (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.37% for the Protection with Investment Performance variable investment options (for each Series) and 0.3% for the Investment Performance variable investment options (for each Series) and (3) 12b-1 fees equivalent to an effective annual rate of 0.25% for the Protection with Investment Performance variable investment options (for each Series) and 0.24% for the Investment Performance variable investment options (for each Series). These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the Protection with Investment Performance variable investment options and Investment Performance variable investment options, respectively. The actual rates associated with any contract will vary depending upon the actual allocation of the Total account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the prospectuses for the underlying portfolios. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Please note that in certain states, we apply annuity purchase factors that are not based on the sex of the annuitant. Upon request, we will furnish you with a personalized illustration.

                    APPENDIX V: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE(R) - SERIES B
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED INCOME BENEFIT


--------------------------------------------------------------------------------------------------------------

                                                                 PROTECT        GUARANTEE
                                                                 -------        ---------

                            PROTECTION WITH
               INVESTMENT    INVESTMENT                                                         NEXT YEAR'S
    CONTRACT  PERFORMANCE    PERFORMANCE                      "GREATER OF"     GIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE  ACCOUNT VALUE   CASH VALUE /(+)/  DEATH BENEFIT       BASE            AMOUNT
--------------------------------------------------------------------------------------------------------------
               0%     6%      0%      6%      0%      6%       0%      6%      0%      6%      0%       6%
--------------------------------------------------------------------------------------------------------------
65      0    40,000  40,000 60,000  60,000  93,000   93,000   60,000  60,000  60,000  60,000       0         0
--------------------------------------------------------------------------------------------------------------
66      1    39,040  41,440 57,476  61,076  89,516   95,516   62,400  62,400  62,400  62,400   2,496     2,496
--------------------------------------------------------------------------------------------------------------
67      2    38,103  42,932 54,962  62,146  86,065   98,078   64,896  64,896  64,896  64,896   2,596     2,596
--------------------------------------------------------------------------------------------------------------
68      3    37,189  44,477 52,454  63,207  83,642  101,684   67,492  67,492  67,492  67,492   2,700     2,700
--------------------------------------------------------------------------------------------------------------
69      4    36,296  46,079 49,950  64,256  80,246  104,334   70,192  70,192  70,192  70,192   2,808     2,808
--------------------------------------------------------------------------------------------------------------
70      5    35,425  47,737 47,449  65,291  77,874  108,029   72,999  72,999  72,999  72,999   2,920     2,920
--------------------------------------------------------------------------------------------------------------
71      6    34,575  49,456 44,949  66,310  76,524  112,766   75,919  75,919  75,919  75,919   3,037     3,037
--------------------------------------------------------------------------------------------------------------
72      7    33,745  51,236 42,446  67,310  75,191  117,546   78,956  78,956  78,956  78,956   3,158     3,158
--------------------------------------------------------------------------------------------------------------
73      8    32,935  53,081 39,940  68,287  72,875  121,368   82,114  82,114  82,114  82,114   3,285     3,285
--------------------------------------------------------------------------------------------------------------
74      9    32,145  54,992 37,426  69,239  69,571  124,231   85,399  85,399  85,399  85,399   3,416     3,416
--------------------------------------------------------------------------------------------------------------
75     10    31,373  56,971 34,904  70,162  66,277  127,134   88,815  88,815  88,815  88,815   3,553     3,553
--------------------------------------------------------------------------------------------------------------
80     15    27,755  67,992 22,075  74,203  49,830  142,195  108,057 108,057 108,057 108,057   4,322     4,322
--------------------------------------------------------------------------------------------------------------
85     20    24,577  81,144  8,641  76,851  33,218  157,995  131,467 131,467 131,467 131,467   5,259     5,259
--------------------------------------------------------------------------------------------------------------
90     25    21,762  96,840      0  78,174  21,762  175,014        0 131,467       0 159,950 *$7,690     6,398
--------------------------------------------------------------------------------------------------------------
95     30    19,270 115,572      0  78,127  19,270  193,699        0 131,467       0 194,604   7,690 **$11,676
--------------------------------------------------------------------------------------------------------------

(+)The Cash Values shown are equal to the Total account value, less any applicable withdrawal charges.

*  Payments of $7,690 will continue as lifetime payments
** Payments of at least $11,676 will continue as lifetime payments


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE, INVESTMENT PERFORMANCE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX V: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE(R) - SERIES L
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED INCOME BENEFIT


--------------------------------------------------------------------------------------------------------------

                                                                 PROTECT        GUARANTEE
                                                                 -------        ---------

                            PROTECTION WITH
               INVESTMENT    INVESTMENT                                                         NEXT YEAR'S
    CONTRACT  PERFORMANCE    PERFORMANCE                      "GREATER OF"     GIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE  ACCOUNT VALUE   CASH VALUE /(+)/  DEATH BENEFIT       BASE            AMOUNT
--------------------------------------------------------------------------------------------------------------
               0%     6%      0%      6%      0%      6%       0%      6%      0%      6%      0%       6%
--------------------------------------------------------------------------------------------------------------
65      0    40,000  40,000 60,000  60,000  92,000   92,000   60,000  60,000  60,000  60,000       0         0
--------------------------------------------------------------------------------------------------------------
66      1    38,900  41,300 57,266  60,866  88,166   94,166   62,400  62,400  62,400  62,400   2,496     2,496
--------------------------------------------------------------------------------------------------------------
67      2    37,830  42,642 54,556  61,715  85,386   97,357   64,896  64,896  64,896  64,896   2,596     2,596
--------------------------------------------------------------------------------------------------------------
68      3    36,790  44,028 51,866  62,543  82,656  100,571   67,492  67,492  67,492  67,492   2,700     2,700
--------------------------------------------------------------------------------------------------------------
69      4    35,778  45,459 49,194  63,349  79,972  103,808   70,192  70,192  70,192  70,192   2,808     2,808
--------------------------------------------------------------------------------------------------------------
70      5    34,794  46,936 46,538  64,128  81,332  111,065   72,999  72,999  72,999  72,999   2,920     2,920
--------------------------------------------------------------------------------------------------------------
71      6    33,837  48,462 43,895  64,879  77,732  113,341   75,919  75,919  75,919  75,919   3,037     3,037
--------------------------------------------------------------------------------------------------------------
72      7    32,907  50,037 41,262  65,598  74,169  115,635   78,956  78,956  78,956  78,956   3,158     3,158
--------------------------------------------------------------------------------------------------------------
73      8    32,002  51,663 38,638  66,281  70,639  117,944   82,114  82,114  82,114  82,114   3,285     3,285
--------------------------------------------------------------------------------------------------------------
74      9    31,122  53,342 36,018  66,925  67,140  120,267   85,399  85,399  85,399  85,399   3,416     3,416
--------------------------------------------------------------------------------------------------------------
75     10    30,266  55,076 33,401  67,526  63,667  122,602   88,815  88,815  88,815  88,815   3,553     3,553
--------------------------------------------------------------------------------------------------------------
80     15    26,297  64,627 20,263  69,739  46,560  134,366  108,057 108,057 108,057 108,057   4,322     4,322
--------------------------------------------------------------------------------------------------------------
85     20    22,871  75,834  6,775  70,158  29,646  145,991  131,467 131,467 131,467 131,467   5,259     5,259
--------------------------------------------------------------------------------------------------------------
90     25    19,891  88,984      0  68,804  19,891  157,788        0 131,467       0 159,950 *$7,394     6,398
--------------------------------------------------------------------------------------------------------------
95     30    17,298 104,415      0  65,574  17,298  169,989        0 131,467       0 194,604   7,394 **$11,676
--------------------------------------------------------------------------------------------------------------

(+)The Cash Values shown are equal to the Total account value, less any applicable withdrawal charges.

*  Payments of $7,394 will continue as lifetime payments
** Payments of at least $11,676 will continue as lifetime payments


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE, INVESTMENT PERFORMANCE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX V: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE - SERIES CP(R)
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED INCOME BENEFIT


--------------------------------------------------------------------------------------------------------------

                                                                 PROTECT        GUARANTEE
                                                                 -------        ---------

                            PROTECTION WITH
               INVESTMENT    INVESTMENT                                                         NEXT YEAR'S
    CONTRACT  PERFORMANCE    PERFORMANCE                      "GREATER OF"     GIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE  ACCOUNT VALUE   CASH VALUE /(+)/  DEATH BENEFIT       BASE            AMOUNT
--------------------------------------------------------------------------------------------------------------
               0%     6%      0%      6%      0%      6%       0%      6%      0%      6%      0%       6%
--------------------------------------------------------------------------------------------------------------
65      0    41,600  41,600 62,400  62,400  96,000   96,000   60,000  60,000  60,000  60,000       0         0
--------------------------------------------------------------------------------------------------------------
66      1    40,498  42,994 59,667  63,401  92,164   98,395   62,400  63,392  62,400  62,400   2,496     2,496
--------------------------------------------------------------------------------------------------------------
67      2    39,424  44,434 56,954  64,400  88,379  100,834   64,896  64,896  64,896  64,896   2,596     2,596
--------------------------------------------------------------------------------------------------------------
68      3    38,380  45,922 54,259  65,385  85,639  104,307   67,492  67,492  67,492  67,492   2,700     2,700
--------------------------------------------------------------------------------------------------------------
69      4    37,363  47,461 51,580  66,353  82,943  107,813   70,192  70,192  70,192  70,192   2,808     2,808
--------------------------------------------------------------------------------------------------------------
70      5    36,372  49,051 48,914  67,301  80,286  111,352   72,999  72,999  72,999  72,999   2,920     2,920
--------------------------------------------------------------------------------------------------------------
71      6    35,409  50,694 46,258  68,228  77,667  114,922   75,919  75,919  75,919  75,919   3,037     3,037
--------------------------------------------------------------------------------------------------------------
72      7    34,470  52,392 43,611  69,129  75,081  118,521   78,956  78,956  78,956  78,956   3,158     3,158
--------------------------------------------------------------------------------------------------------------
73      8    33,557  54,147 40,969  70,002  72,526  122,150   82,114  82,114  82,114  82,114   3,285     3,285
--------------------------------------------------------------------------------------------------------------
74      9    32,668  55,961 38,331  70,844  69,998  125,805   85,399  85,399  85,399  85,399   3,416     3,416
--------------------------------------------------------------------------------------------------------------
75     10    31,802  57,836 35,693  71,650  67,494  129,486   88,815  88,815  88,815  88,815   3,553     3,553
--------------------------------------------------------------------------------------------------------------
80     15    27,806  68,195 22,417  75,009  50,223  143,204  108,057 108,057 108,057 108,057   4,322     4,322
--------------------------------------------------------------------------------------------------------------
85     20    24,282  80,409  8,745  76,799  33,027  157,207  131,467 131,467 131,467 131,467   5,259     5,259
--------------------------------------------------------------------------------------------------------------
90     25    21,227  94,810      0  77,073  21,227  171,883        0 131,467       0 159,950 *$7,690     6,398
--------------------------------------------------------------------------------------------------------------
95     30    18,555 111,791      0  75,768  18,555  187,560        0 131,467       0 194,604   7,690 **$11,676
--------------------------------------------------------------------------------------------------------------

(+)The Cash Values shown are equal to the Total account value, less any applicable withdrawal charges.

*  Payments of $7,690 will continue as lifetime payments
** Payments of at least $11,676 will continue as lifetime payments


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE, INVESTMENT PERFORMANCE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX V: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE(R) - SERIES C
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED INCOME BENEFIT


-------------------------------------------------------------------------------------------------------------

                                                                PROTECT        GUARANTEE
                                                                -------        ---------

                            PROTECTION WITH
               INVESTMENT    INVESTMENT                                                        NEXT YEAR'S
    CONTRACT  PERFORMANCE    PERFORMANCE                     "GREATER OF"     GIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE  ACCOUNT VALUE    CASH VALUE//    DEATH BENEFIT       BASE            AMOUNT
-------------------------------------------------------------------------------------------------------------
               0%     6%      0%      6%      0%      6%      0%      6%      0%      6%      0%       6%
-------------------------------------------------------------------------------------------------------------
65      0    40,000  40,000 60,000  60,000  100,000 100,000  60,000  60,000  60,000  60,000       0         0
-------------------------------------------------------------------------------------------------------------
66      1    38,880  41,280 57,236  60,836   96,116 102,116  62,400  62,400  62,400  62,400   2,496     2,496
-------------------------------------------------------------------------------------------------------------
67      2    37,791  42,601 54,498  61,654   92,289 104,255  64,896  64,896  64,896  64,896   2,596     2,596
-------------------------------------------------------------------------------------------------------------
68      3    36,733  43,964 51,782  62,449   88,516 106,413  67,492  67,492  67,492  67,492   2,700     2,700
-------------------------------------------------------------------------------------------------------------
69      4    35,705  45,371 49,087  63,220   84,792 108,591  70,192  70,192  70,192  70,192   2,808     2,808
-------------------------------------------------------------------------------------------------------------
70      5    34,705  46,823 46,409  63,963   81,114 110,786  72,999  72,999  72,999  72,999   2,920     2,920
-------------------------------------------------------------------------------------------------------------
71      6    33,733  48,321 43,746  64,676   77,479 112,998  75,919  75,919  75,919  75,919   3,037     3,037
-------------------------------------------------------------------------------------------------------------
72      7    32,789  49,868 41,095  65,356   73,884 115,223  78,956  78,956  78,956  78,956   3,158     3,158
-------------------------------------------------------------------------------------------------------------
73      8    31,871  51,463 38,454  65,998   70,325 117,462  82,114  82,114  82,114  82,114   3,285     3,285
-------------------------------------------------------------------------------------------------------------
74      9    30,978  53,110 35,820  66,600   66,799 119,710  85,399  85,399  85,399  85,399   3,416     3,416
-------------------------------------------------------------------------------------------------------------
75     10    30,111  54,810 33,191  67,157   63,302 121,966  88,815  88,815  88,815  88,815   3,553     3,553
-------------------------------------------------------------------------------------------------------------
80     15    26,095  64,159 20,012  69,120   46,107 133,278 108,057 108,057 108,057 108,057   4,322     4,322
-------------------------------------------------------------------------------------------------------------
85     20    22,637  75,102  6,520  69,239   29,157 144,342 131,467 131,467 131,467 131,467   5,259     5,259
-------------------------------------------------------------------------------------------------------------
90     25    19,636  87,913      0  67,533   19,636 155,446       0 131,467       0 159,950 *$7,394     6,398
-------------------------------------------------------------------------------------------------------------
95     30    17,033 102,908      0  63,893   17,033 166,802       0 131,467       0 194,604   7,394 **$11,676
-------------------------------------------------------------------------------------------------------------


*  Payments of $7,394 will continue as lifetime payments
** Payments of at least $11,676 will continue as lifetime payments


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE, INVESTMENT PERFORMANCE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX V: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE(R) - SERIES ADV
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED MINIMUM INCOME BENEFIT


-------------------------------------------------------------------------------------------------------------

                                                                PROTECT        GUARANTEE
                                                                -------        ---------

                            PROTECTION WITH
               INVESTMENT     INVESTMENT                                                       NEXT YEAR'S
    CONTRACT  PERFORMANCE    PERFORMANCE                     "GREATER OF"    GMIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE  ACCOUNT VALUE     CASH VALUE     DEATH BENEFIT       BASE            AMOUNT
-------------------------------------------------------------------------------------------------------------
               0%     6%      0%      6%      0%      6%      0%      6%      0%      6%      0%       6%
-------------------------------------------------------------------------------------------------------------
65      0    40,000  40,000 60,000   60,000 100,000 100,000  60,000  60,000  60,000  60,000       0         0
-------------------------------------------------------------------------------------------------------------
66      1    39,300  41,700 57,866   61,466  97,166 103,166  62,400  62,400  62,400  62,400   2,496     2,496
-------------------------------------------------------------------------------------------------------------
67      2    38,612  43,472 55,719   62,950  94,331 106,422  64,896  64,896  64,896  64,896   2,596     2,596
-------------------------------------------------------------------------------------------------------------
68      3    37,937  45,320 53,556   64,450  91,493 109,770  67,492  67,492  67,492  67,492   2,700     2,700
-------------------------------------------------------------------------------------------------------------
69      4    37,273  47,246 51,377   65,965  88,649 113,211  70,192  70,192  70,192  70,192   2,808     2,808
-------------------------------------------------------------------------------------------------------------
70      5    36,620  49,254 49,178   67,494  85,798 116,748  72,999  72,999  72,999  72,999   2,920     2,920
-------------------------------------------------------------------------------------------------------------
71      6    35,980  51,347 46,958   69,035  82,938 120,382  75,919  75,919  75,919  75,919   3,037     3,037
-------------------------------------------------------------------------------------------------------------
72      7    35,350  53,529 44,716   70,586  80,066 124,115  78,956  78,956  78,956  78,956   3,158     3,158
-------------------------------------------------------------------------------------------------------------
73      8    34,731  55,804 42,450   72,146  77,181 127,950  82,114  82,114  82,114  82,114   3,285     3,285
-------------------------------------------------------------------------------------------------------------
74      9    34,123  58,176 40,156   73,712  74,280 131,888  85,399  85,399  85,399  85,399   3,416     3,416
-------------------------------------------------------------------------------------------------------------
75     10    33,526  60,649 37,834   75,283  71,361 135,931  88,815  88,815  88,815  88,815   3,553     3,553
-------------------------------------------------------------------------------------------------------------
80     15    30,694  74,679 25,717   83,109  56,411 157,788 108,057 108,057 108,057 108,057   4,322     4,322
-------------------------------------------------------------------------------------------------------------
85     20    28,070  91,956 12,529   90,582  40,600 182,538 131,467 131,467 131,467 131,467   5,259     5,259
-------------------------------------------------------------------------------------------------------------
90     25    25,696 113,230      0   97,969  25,696 211,199       0 131,467 159,950 159,950   7,998     6,398
-------------------------------------------------------------------------------------------------------------
95     30    23,522 139,425      0  105,480  23,522 244,906       0 131,467       0 194,604 *$7,998 **$11,676
-------------------------------------------------------------------------------------------------------------


*  Payments of $7,998 will continue as lifetime payments
** Payments of at least $11,676 will continue as lifetime payments


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE, INVESTMENT PERFORMANCE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX V: HYPOTHETICAL ILLUSTRATIONS

Appendix VI: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

The following information is a summary of the states where the Retirement Cornerstone(R) Series contracts or certain features and/or benefits are either not available as of the date of this Prospectus or vary from the contract's features and benefits as previously described in this Prospectus. Certain features and/or benefits may have been approved in your state after your contract was issued and cannot be added. Please contact your financial professional for more information about availability in your state.

STATES WHERE CERTAIN RETIREMENT CORNERSTONE(R) SERIES CONTRACTS' FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:

-------------------------------------------------------------------------------
 STATE      FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------
ARIZONA     See "Your right to cancel within  If you reside in Arizona and you
            a certain number of days" in      are age 65 or older at the time
            "Contract features and benefits"  the contract is issued, you may return your Retirement
                                              Cornerstone(R) Series contract
                                              within 30 days from the date
                                              that you receive it and receive
                                              a refund of your Total account
                                              value. This is also referred to
                                              as the "free look" period.
-------------------------------------------------------------------------------
CALIFORNIA  See "Your right to cancel within  If you reside in the state of
            a certain number of days" in      California and you are age 60 or
            "Contract features and benefits"  older at the time the contract is issued, you may return your
                                              Retirement Cornerstone(R) Series
                                              contract within 30 days from the
                                              date that you receive it and
                                              receive a refund as described
                                              below. This is also referred to
                                              as the "free look" period.

                                              If you allocate your entire
                                              initial contribution to the
                                              EQ/Money Market variable
                                              investment option (and/or
                                              guaranteed interest option, if
                                              available), the amount of your
                                              refund will be equal to your
                                              contribution, unless you make a
                                              transfer, in which case the
                                              amount of your refund will be
                                              equal to your Total account
                                              value on the date we receive
                                              your request to cancel at our
                                              processing office. This amount
                                              could be less than your initial
                                              contribution. If you allocate
                                              any portion of your initial
                                              contribution to the variable
                                              investment options (other than
                                              the EQ/Money Market variable
                                              investment option), your refund
                                              will be equal to your Total
                                              account value on the date we
                                              receive your request to cancel
                                              at our processing office.

                                              "RETURN OF CONTRIBUTION" FREE
                                              LOOK TREATMENT AVAILABLE THROUGH
                                              CERTAIN SELLING BROKER-DEALERS

                                              Certain selling broker-dealers
                                              offer an allocation method
                                              designed to preserve your right
                                              to a return of your
                                              contributions during the free
                                              look period. At the time of
                                              application, you will instruct
                                              your financial professional as
                                              to how your initial contribution
                                              and any subsequent contributions
                                              should be treated for the
                                              purpose of maintaining your free
                                              look right under the contract.
                                              Please consult your financial
                                              professional to learn more about
                                              the availability of "return of
                                              contribution" free look
                                              treatment.

                                              If you choose "return of
                                              contribution" free look
                                              treatment of your contract, we
                                              will allocate your entire
                                              contribution and any subsequent
                                              contributions made during the
                                              40-day period following the
                                              contract date, to the EQ/Money
                                              Market investment option. In the
                                              event you choose to exercise
                                              your free look right under the
                                              contract, you will receive a
                                              refund equal to your
                                              contributions.
-------------------------------------------------------------------------------

APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
CALIFORNIA                                     If you choose the "return of
(CONTINUED)                                    contribution" free look
                                               treatment and your contract is
                                               still in effect on the 40th day
                                               (or next Business Day) following
                                               the contract date, we will
                                               automatically reallocate your
                                               account value to the investment
                                               options chosen on your
                                               application.

                                               Any transfers made prior to the
                                               expiration of the 30-day free
                                               look will terminate your right
                                               to "return of contribution"
                                               treatment in the event you
                                               choose to exercise your free
                                               look right under the contract.
                                               Any transfer made prior to the
                                               40th day following the contract
                                               date will cancel the automatic
                                               reallocation on the 40th day (or
                                               next business day) following the
                                               contract date described above.
                                               If you do not want AXA Equitable
                                               to perform this scheduled
                                               one-time re-allocation, you must
                                               call one of our customer service
                                               representatives at 1 (800)
                                               789-7771 before the 40th day
                                               following the contract date to
                                               cancel.

             See "Disability, terminal         The withdrawal charge waivers
             illness, or confinement to a      under items (i) and (iii) do not
             nursing home" under "Withdrawal   apply.
             charge" in "Charges and expenses"

             See "Transfers of ownership,      Guaranteed benefits do not
             collateral assignments, loans     terminate upon a change of owner
             and borrowing" in "More           or absolute assignment of the
             information"                      contract. Guaranteed benefits
                                               will continue to be based on the
                                               original measuring life (i.e.,
                                               owner, older joint owner,
                                               annuitant, older joint
                                               annuitant).
--------------------------------------------------------------------------------
CONNECTICUT  See "Charge for each additional   The charge for transfers does
             transfer in excess of 12          not apply.
             transfers per contract year" in
             "Fee table" and "Transfer
             charge" in "Charges and expenses"

             See "Credits" (for Series CP(R)   The following situation in which
             contracts only) in "Contract      we would normally recover the
             features and benefits" and "Your  credits does not apply:
             annuity payout options" in        .   If you start receiving
             "Accessing your money"                annuity payments within
                                                   three years of making any
                                                   contribution, we will
                                                   recover the credit that
                                                   applies to any contribution
                                                   made within the prior three
                                                   years.

                                               As a result of this, we will
                                               apply the contract's cash value,
                                               not the account value, to the
                                               supplementary contract for the
                                               periodic payments.

                                               Credits applied to contributions
                                               made within one year of death of
                                               the owner (or older joint owner,
                                               if applicable) will not be
                                               recovered. However, any
                                               applicable contract withdrawal
                                               charges will continue to apply
                                               to those contributions.

             See "Disability, terminal         FOR SERIES B, CP(R) AND L
             illness, or confinement to a      CONTRACTS:
             nursing home" under "Withdrawal   The withdrawal charge waiver
             charge" in "Charges and expenses" under item (i) does not apply.
                                               FOR SERIES CP(R) CONTRACTS:
                                               The withdrawal charge waivers
                                               under items (ii) and (iii) do
                                               not apply in the first contract
                                               year.

             See "Transfers of ownership,      The following is added to this
             collateral assignments, loans     section:
             and borrowing" in "More           Your contract cannot be assigned
             information"                      to an institutional investor or
                                               settlement company, either
                                               directly or indirectly.
--------------------------------------------------------------------------------
FLORIDA      See "How you can purchase and     In the second paragraph of this
             contribute to your contract" in   section, item (ii) regarding the
             "Contract features and benefits"  $2,500,000 limitation on contributions is deleted. The
                                               remainder of this section is
                                               unchanged.
--------------------------------------------------------------------------------

APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
FLORIDA      See "Credits (for Series CP(R)    If you elect to receive annuity
(CONTINUED)  contracts)" in "Contract          payments within five years of
             features and benefits"            the contract date, we will
                                               recover the credit that applies
                                               to any contribution made in
                                               those five years. If you elect
                                               to receive annuity payments
                                               after five years from the
                                               contract date and within three
                                               years of making any
                                               contribution, we will recover
                                               the credit that applies to any
                                               contribution made within the
                                               prior three years.

             See "When to expect payments" in  For any payment we defer for
             "Accessing your money"            more than 30 days, we will pay
                                               interest to that payment based
                                               on an annual interest rate that
                                               is equal to, or greater than,
                                               the Moody's Corporate Bond Yield
                                               Average Monthly Corporate Rate.

             See "Selecting an annuity payout  The following sentence replaces
             option" under "Your annuity       the first sentence of the second
             payout options" in "Accessing     paragraph in this section:
             your money"

                                               You can choose the date annuity
                                               payments begin but it may not be
                                               earlier than twelve months from
                                               the Retirement Cornerstone(R)
                                               Series contract date.

             See "Your right to cancel within  If you reside in Florida, you
             a certain number of days" in      may cancel your variable annuity
             "Contract features and benefits"  contract and return it to us within 21 days from the date
                                               that you receive it. You will
                                               receive an unconditional refund
                                               equal to the greater of the cash
                                               surrender value provided in the
                                               annuity contract, plus any fees
                                               or charges deducted from the
                                               contributions or imposed under
                                               the contract, or a refund of all
                                               contributions paid.

             See "Withdrawal charge" under     If you are age 65 and older at
             "Charges that AXA Equitable       the time your contract is
             deducts" in "Charges and          issued, the applicable
             expenses"                         withdrawal charge will not
                                               exceed 10% of the amount
                                               withdrawn. In addition, no
                                               charge will apply after the end
                                               of the 10th contract year or 10
                                               years after a contribution is
                                               made, whichever is later.

             See "Transfers of ownership,      Your Guaranteed benefits will
             collateral assignments, loans     terminate with all transfers of
             and borrowing" in "More           ownership, even with a change of
             information"                      owner from a trust to an
                                               individual.
--------------------------------------------------------------------------------
ILLINOIS     See "Selecting an annuity payout  The following sentence replaces
             option" under "Your annuity       the first sentence of the second
             payout options" in "Accessing     paragraph in this section:
             your money"

                                               You can choose the date annuity
                                               payments begin but it may not be
                                               earlier than twelve months from
                                               your Retirement Cornerstone(R)
                                               Series contract date.

             See "Credits (for Series CP(R)    If you elect to receive annuity
             contracts)" in "Contract          payments within five years of
             features and benefits"            the contract date, we will
                                               recover the credit that applies
                                               to any contribution made in
                                               those five years. If you elect
                                               to receive annuity payments
                                               after five years from the
                                               contract date and within three
                                               years of making any
                                               contribution, we will recover
                                               the credit that applies to any
                                               contribution made within the
                                               prior three years.

             See "When to expect payments" in  For any payment we defer for
             "Accessing your money"            more than 30 days, we will pay
                                               interest to that payment based
                                               on an annual interest rate that
                                               is equal to, or greater than,
                                               the Moody's Corporate Bond Yield
                                               Average Monthly Corporate Rate.
--------------------------------------------------------------------------------
MONTANA      See "Appendix IV: Hypothetical    The annuity purchase factors are
             illustrations"                    applied on a unisex basis in
                                               determining the amount payable
                                               under a Guaranteed benefit.
--------------------------------------------------------------------------------
NEW YORK     See "Greater of" death benefit    The "Greater of" death benefit
             in "Definitions of key terms",    is not available. The only
             in "Guaranteed minimum death      Guaranteed minimum death
             benefits" and throughout this     benefits that are available are
             Prospectus.                       the Return of Principal death
                                               benefit and the Highest Anni-
                                               versary Value death benefit.
                                               Both of these death benefits are
                                               available in combination with
                                               the Guaranteed income benefit.
                                               They are also available without
                                               the Guaranteed income benefit.
--------------------------------------------------------------------------------

APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------

NEW YORK     See "Guaranteed interest          FOR SERIES CP(R) CONTRACTS ONLY:
(CONTINUED)  option"under "What are your       The Guaranteed interest option
             investment options under the      is not available.
             contract?" in "Contract features
             and benefits"

             See "Dollar cost averaging" in    FOR SERIES CP(R) CONTRACTS ONLY:
             "Contract features and benefits"  Investment Simplifier is not available.

             See "Guaranteed income benefit"   The issue ages for owners who
             and "Guaranteed minimum death     elect the Highest Anniver- sary
             benefits" in "Contract features   Value death benefit with the GIB
             and benefits"                     are 35-75 for all Series except
                                               Series CP(R) (35-70). The issue
                                               ages for owners who elect the
                                               Highest Anniversary Value death
                                               benefit while opting out of the
                                               GIB are 0-75 for all Series
                                               except Series CP(R) (0-70). If
                                               you do not select the Highest
                                               Anniver- sary Value death
                                               benefit, the Return of Principal
                                               death benefit will be
                                               automatically issued with all
                                               eligible con- tracts. Eligible
                                               contracts are those that meet
                                               the owner and annuitant issue
                                               age requirements. Currently,
                                               ages 0-75 for all Series except
                                               Series CP(R) (0-70).

             See "Guaranteed minimum death     The charge for the Highest
             benefit charge" in "Fee Table"    Anniversary Value death benefit
             and "Highest Anniversary death    is 0.35%.
             benefit" under "Charges that AXA
             Equitable deducts" in "Charges
             and expenses."

             See "Allocating your              The Protection with Investment
             contributions" and "Guaranteed    Performance account can be
             income benefit" in "Contract      funded at any time. However, the
             features and benefits"            first Deferral bonus Roll-up
                                               amount or Annual Roll-up amount
                                               (as applicable) will be credited
                                               on the contract date anniversary
                                               that follows the owner's 50th
                                               birthday. See below for more
                                               details.

             See "Credits" in "Contract        FOR SERIES CP(R) CONTRACTS ONLY:
             features and benefits"

                                               The "Indication of Intent"
                                               approach to first year contribu-
                                               tions in connection with the
                                               contribution crediting rate is
                                               not available.
                                               If the owner (or older joint
                                               owner, if applicable) dies
                                               during the one-year period
                                               following our receipt of a
                                               contribution to which a credit
                                               was applied, we will recover all
                                               or a portion of the amount of
                                               such Credit from the account
                                               value, based on the number of
                                               full months that elapse between
                                               the time we receive the
                                               contribution and the owner's (or
                                               older joint owner's, if
                                               applicable) death, as follows:

               Number of                       Percentage of
                 Months                            Credit
                 ------                            ------
                   0                                100%
                   1                                100%
                   2                                99%
                   3                                98%
                   4                                97%
                   5                                96%
                   6                                95%
                   7                                94%
                   8                                93%
                   9                                92%
                   10                               91%
                   11                               90%
                   12                               89%
-----------------------------------------------------------------------

APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------

NEW YORK                                       We will not recover the credit
(CONTINUED)                                    on subsequent contributions made
                                               within 3 years prior to
                                               annuitization.

             See "Guaranteed income benefit"   The Guaranteed income benefit is
             in "Contract features and         issued with all eligible
             benefits"                         contracts unless you tell us you
                                               do not want it (or "opt out").

                                               FOR SERIES B, SERIES L, SERIES C
                                               AND SERIES ADV CONTRACTS: Issue
                                               age: 35-75

                                               FOR SERIES CP(R) CONTRACTS:
                                               Issue age: 35-70
             See "GIB benefit base" under      Your GIB benefit base stops
             "Guaranteed income benefit" in    "rolling up" on the contract
             "Contract features and benefits"  date anniversary following the owner's (or older joint owner's,
                                               if applicable) 90th birthday or
                                               at contract maturity, if earlier.

                                               Prior to the contract year in
                                               which the owner (or older joint
                                               owner, if applicable) reaches
                                               age 50, there is no crediting of
                                               the Deferral bonus Roll-up
                                               amount or Annual Roll-up amount
                                               to the GIB benefit base. Any
                                               Deferral bonus Roll-up amount or
                                               any Annual Roll-up amount will
                                               not be part of the GIB benefit
                                               base calculation until the
                                               contract year in which the owner
                                               (or older joint owner, if
                                               applicable) reaches age 50. The
                                               first Deferral bonus Roll-up
                                               amount and Annual Roll-up amount
                                               are calculated on the contract
                                               date anniversary preceding the
                                               owner's 50th birthday. The
                                               applicable amount is added to
                                               the GIB benefit base on the
                                               contract date anniversary that
                                               follows the owner's 50th
                                               birthday.

                                               For the GIB, there are caps on
                                               the GIB benefit base, which are
                                               based on a percentage of total
                                               contributions to the Protection
                                               with Investment Performance
                                               account:

    Initial Funding Age               Cap Amount
    -------------------               ----------
    35-55                             250% on GIB benefit base

    56+                               No Cap on GIB benefit base

                                    The cap is determined by the age
                                    of the owner at the time of
                                    first funding of the Protection
                                    with Investment Perfor- mance
                                    account. If the Protection with
                                    Investment Performance account
                                    is funded at age 56 or greater
                                    there is no cap. If the
                                    Protection with Investment
                                    Performance account is funded at
                                    ages 35 to 55, the cap
                                    percentage is set to 250% and
                                    does not change for the life of
                                    the contract, unless there is a
                                    GIB benefit base reset at age 56
                                    or greater. If there is a GIB
                                    benefit base reset at age 56 or
                                    greater, there is no cap,
                                    regardless of the age of the
                                    owner at first funding. If there
                                    is a GIB benefit base reset
                                    prior to age 56, the GIB benefit
                                    base will be capped at 250%,
                                    multiplied by the Protection
                                    with Investment Performance
                                    account value at time of the GIB
                                    benefit base reset, plus 250% of
                                    all contributions and transfers
                                    made to the Protection with
                                    Investment Performance Account
                                    after the reset. Neither a GIB
                                    benefit base reset nor
                                    withdrawals from your Protection
                                    with Investment Performance
                                    account will lower the cap
                                    amount.
---------------------------------------------------------------------

APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

----------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
----------------------------------------------------------------------------------

NEW YORK                                       Beginning with the contract year
(CONTINUED)                                    in which the owner turns age 50,
                                               or if later, the first funding
                                               of the Protection with
                                               Investment Performance account:

                                                 The Roll-up amount on the GIB
                                                 benefit base will be pro-
                                                 rated for all transfers and/or
                                                 contributions to the
                                                 Pro- tection with Investment
                                                 Performance account received
                                                 during that contract year. The
                                                 amount of the transfer and/ or
                                                 contribution will be added to
                                                 your GIB benefit base on the
                                                 business day it is received,
                                                 but will not increase the
                                                 beginning of year Annual
                                                 Roll-up amount (or Annual
                                                 withdrawal amount, if
                                                 applicable) in that contract
                                                 year.

             See "Annual Roll-up rate" under   The Annual Roll-up rate will be
             "Guaranteed income benefit" in    used to calculate your Annual
             "Contract features and benefits"  withdrawal amount, including in the contract years prior to age
                                               50 when your GIB benefit base is
                                               not being credited with a
                                               Roll-up amount.

             See "GIB benefit base reset"      Your GIB benefit base will
             under "Guaranteed income          automatically "reset" to equal
             benefit" in "Contract features    your Protection with Investment
             and benefits"                     Performance account value, if
                                               higher, on each contract date
                                               anniversary from your contract
                                               date, up to the contract date
                                               anniversary following your 90th
                                               birthday.

             See "Lifetime GIB payments"       The GIB guarantees annual
             under "Guaranteed income          lifetime payments ("Lifetime GIB
             benefit" in "Contract features    payments"), which will begin at
             and benefits"                     the earliest of:

                                               (i)the next contract year
                                                  following the date your
                                                  Protection with Investment
                                                  Performance account goes to
                                                  zero (except as the result of
                                                  an Excess withdrawal);
                                               (ii)the contract date
                                                   anniversary following your
                                                   90th birthday; and
                                               (iii)your contract's maturity
                                                    date.

                                                  Your Lifetime GIB payments
                                                  are calculated by applying a
                                                  percentage to your GIB
                                                  benefit base. If your
                                                  Protection with Investment
                                                  Performance account value is
                                                  zero, we will use your GIB
                                                  benefit base as of the day
                                                  your Protection with
                                                  Investment Performance
                                                  account was reduced to zero.
                                                  The percentage is based on
                                                  your age (or for Joint life
                                                  contracts, the age of the
                                                  younger spouse), as follows:

                              Age     Single Life  Joint Life
                              ---     -----------  ----------
                            Up to 85      4%         3.25%
                             86-90        5%           4%

  See "How withdrawals affect your Guaranteed benefits"  EFFECT OF WITHDRAWALS ON YOUR
  in "Contract features and benefits"                    GIB BENEFIT BASE

                                                         Prior to the contract year in
                                                         which the owner turns age 50,
                                                         withdrawals will reduce your
                                                         GIB benefit base on a dollar-
                                                         for-dollar basis up to the
                                                         Annual withdrawal amount. The
                                                         portion of a withdrawal in
                                                         excess of the Annual
                                                         withdrawal amount will reduce
                                                         your GIB benefit base on a
                                                         pro rata basis. A withdrawal
                                                         from your Protection with
                                                         Investment Performance
                                                         account in the first contract
                                                         year in which the Protection
                                                         with Investment Performance
                                                         account is funded will reduce
                                                         your GIB benefit base on a
                                                         pro rata basis (this is an
                                                         Excess withdrawal).

                                                         Any withdrawals taken from
                                                         your Protection with
                                                         Investment Performance
                                                         account prior to the contract
                                                         year in which the owner turns
                                                         age 50 that are less than the
                                                         Annual withdrawal amount will
                                                         not result in any crediting
                                                         of the GIB benefit base at
                                                         the end of the contract year.
                                                         Also, any withdrawals taken
                                                         from your Protection with
                                                         Investment Performance
                                                         account prior to the contract
                                                         year in which the owner turns
                                                         age 50 will result in your
                                                         GIB benefit base becoming
                                                         ineligible for any Deferral
                                                         bonus Roll-up amount.
---------------------------------------------------------------------------------------

APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS  AVAILABILITY OR VARIATION
------------------------------------------------------------------

NEW YORK                            EFFECT OF WITHDRAWALS ON YOUR
(CONTINUED)                         HIGHEST ANNIVERSARY VALUE
                                    DEATH BENEFIT (IF ELECTED
                                    WITH THE GIB)
                                    If you elected the GIB with
                                    the Highest Anniversary Value
                                    death benefit, withdrawals
                                    from the Protection with
                                    Investment Performance
                                    account will reduce both the
                                    GIB benefit base and the
                                    Highest Anniversary Value
                                    death benefit base on a pro
                                    rata basis in the first
                                    contract year in which the
                                    Protection with Investment
                                    Performance account is funded.

                                    .   For withdrawals taken
                                        from the Protection with
                                        Invest- ment Performance
                                        account prior to the
                                        contract year in which
                                        the owner turns 50, the
                                        following applies:

                                       -- Beginning on the first
                                          day of the contract
                                          year that follows the
                                          contract year in which
                                          the Protection with
                                          Investment Performance
                                          account is first
                                          funded, withdrawals up
                                          to the Annual
                                          withdrawal amount will
                                          reduce both the GIB
                                          benefit base and the
                                          Highest Anniversary
                                          Value benefit base on a
                                          dollar-for-dollar
                                          basis. The portion of
                                          any with- drawal in
                                          excess of your Annual
                                          withdrawal amount will
                                          reduce your GIB benefit
                                          base and your Highest
                                          Anniversary Value
                                          benefit base on a pro
                                          rata basis as of the
                                          date of the withdrawal.
                                    .   For withdrawals taken
                                        from the Protection with
                                        Investment Performance
                                        account beginning with
                                        the contract year in
                                        which the owner turns 50,
                                        the following applies:

                                       -- Beginning on the first
                                          day of the contract
                                          year that follows the
                                          contract year in which
                                          the Pro- tection with
                                          Investment Performance
                                          account is first
                                          funded, withdrawals up
                                          to the Annual
                                          with- drawal amount
                                          will reduce the Highest
                                          Anniver- sary Value
                                          benefit base on a
                                          dollar-for-dollar
                                          basis. Please note that
                                          withdrawing up to your
                                          Annual withdrawal
                                          amount does not reduce
                                          your GIB benefit base.
                                          However, the portion of
                                          any withdrawal in
                                          excess of your Annual
                                          withdrawal amount will
                                          reduce your GIB benefit
                                          base and your Highest
                                          Anniversary Value
                                          benefit base on a pro
                                          rata basis as of the
                                          date of the withdrawal.

                                    If you do not opt out of the
                                    GIB but decide to drop it
                                    after having funded it, the
                                    withdrawal treatment for the
                                    Highest Anniversary Value
                                    death benefit becomes pro
                                    rata. Beginning in the first
                                    contract year, for
                                    withdrawals taken from the
                                    Protection with Investment
                                    Performance account through
                                    our Automatic RMD service,
                                    the GIB benefit base and the
                                    Highest Anniversary Value
                                    benefit base will be reduced
                                    on a dollar-for-dollar basis.

                                    EFFECT OF WITHDRAWALS ON YOUR
                                    HIGHEST ANNIVERSARY VALUE
                                    DEATH BENEFIT (IF ELECTED
                                    WITHOUT THE GIB)

                                    If you elect the Highest
                                    Anniversary Value death
                                    benefit and have opted out of
                                    the GIB, withdrawals from
                                    your Protection with
                                    Investment Performance
                                    account will always reduce
                                    your Highest Anniversary
                                    Value benefit base on a pro
                                    rata basis.
------------------------------------------------------------------

APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

---------------------------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS                                   AVAILABILITY OR VARIATION
---------------------------------------------------------------------------------------------------

NEW YORK                                                             EFFECT OF WITHDRAWALS ON YOUR
(CONTINUED)                                                          RETURN OF PRINCIPAL DEATH
                                                                     BENEFIT

                                                                     The effect of withdrawals
                                                                     from the Protection with
                                                                     Investment Performance
                                                                     account is on a pro rata
                                                                     basis only.

             See "Automatic payment plans" under "Withdrawing        The Maximum Payment Plan and
             your money" in "Accessing your money"                   the Customized Payment Plan
                                                                     are not available until the
                                                                     contract year in which the
                                                                     owner (or older joint owner,
                                                                     if applicable) turns age 50
                                                                     or, if later, the contract
                                                                     year that follows the
                                                                     contract year in which the
                                                                     Protection with Investment
                                                                     Performance account is first
                                                                     funded.

             See "Selecting an annuity payout option" under "Your    FOR SERIES CP(R) CONTRACTS
             annuity payout option" in "Accessing your money"        ONLY:
                                                                     The earliest date annuity
                                                                     payments may begin is 13
                                                                     months from the issue date.

             See "Annuity maturity date" under "Your annuity payout  The maturity date is the
             options" in "Accessing your money"                      contract date anniversary
                                                                     that follows the annuitant's
                                                                     birthday, as follows:

                                                 Maximum
                                      Issue Age  Annuitization age
                                      ---------  -----------------
                                      0-80       90
                                      81         91
                                      82         92
                                      83         93
                                      84         94
                                      85         95

                                                FOR SERIES CP(R) CONTRACTS:
                                                The maturity date is the
                                                contract date anniversary that
                                                follows the annuitant's 90th
                                                birthday.
                                                Deductions for charges from the
                                                guaranteed interest option are
              See "Charges and expenses"        not permitted.

              See "Disability, terminal         Item (i) is deleted and replaced
              illness, or confinement to a      with the following: An owner (or
              nursing home"                     older joint owner, if
                                                applicable) has qualified to
                                                receive Social Security
                                                disability benefits as certified
                                                by the Social Security
                                                Administration or meets the
                                                definition of a total disability
                                                as specified in the contract. To
                                                qualify, a re-certification
                                                statement from a physician will
                                                be required every 12 months from
                                                the date disability is
                                                determined.

              See "Transfers of ownership,      Collateral assignments are not
              collateral assignments, loans     limited to the period prior to
              and borrowing" in "More           the first contract date
              information"                      anniversary. You may assign all
                                                or a portion of your NQ contract
                                                at any time, pursuant to the
                                                terms described in this
                                                Prospectus.
---------------------------------------------------------------------------------
NORTH DAKOTA  See "Your right to cancel within  If you reside in North Dakota at
              a certain number of days" in      the time the contract is issued,
              "Contract features and benefits"  you may return your Retirement
                                                Cornerstone(R) Series contract
                                                within 20 days from the date
                                                that you receive it and receive
                                                your Total account value.
---------------------------------------------------------------------------------
OREGON        See "Types of contracts" in       Qualified Plan ("QP") contracts
              "What is the Retirement           are not available for all Series
              Cornerstone(R) Series?" on the    contracts.
              Prospectus cover.

              See "Credits" (for Series CP(R)   The last sentence of the second
              contracts only) in "Contract      full paragraph is deleted. A
              features and benefits"            credit will be applied in
                                                connection with a partial
                                                conver- sion of a traditional
                                                IRA contract to a Roth IRA
                                                contract.

              See "Retirement Cornerstone(R)    FOR SERIES B, CP(R) AND L
              Series at a glance -- key         CONTRACTS:
              features"; "How you can make      In these sections and throughout
              contributions" in "Con- tract     the Prospectus, please note that
              features and benefits" and "How   contributions can only be made
              you can purchase and contribute   in the first contract year.
              to your contract" in "Contract
              features and benefits"

              See "Selecting an annuity payout  FOR SERIES B, CP(R) AND L
              option" under "Your annuity       CONTRACTS:
              payout options" in "Accessing
              your money"
---------------------------------------------------------------------------------

APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------

OREGON                                         You can choose the date annuity
(CONTINUED)                                    payments begin, but it may not
                                               be earlier than seven years from
                                               the Series B con- tract issue
                                               date, four years from the Series
                                               L contract issue date, or nine
                                               years from the Series CP(R)
                                               contract issue date.

                                               No withdrawal charge is imposed
                                               if you select a non-life
                                               contingent period certain payout
                                               annuity.

                                               If the payout annuity benefit is
                                               based on the age or sex of the
                                               owner and/or annuitant, and that
                                               information is later found not
                                               to be correct, we will adjust
                                               the payout annuity benefit on
                                               the basis of the correct age or
                                               sex. We will adjust the number
                                               or amount of payout annuity
                                               benefit payments, or any amount
                                               of the payout annuity benefit
                                               payments, or any amount used to
                                               provide the payout annu- ity
                                               benefit, or any combination of
                                               these approaches. If we have
                                               overpaid you, we will charge
                                               that overpayment against future
                                               payments, while if we have
                                               underpaid you, we will add
                                               additional amounts to future
                                               payments. Our liability will be
                                               limited to the correct
                                               information and the actual
                                               amounts used to provide the
                                               benefits.
             See "Lifetime required minimum    The following replaces the last
             distribution withdrawals" under   paragraph:
             "Withdrawing your account value"  We generally will not impose a
             in "Accessing your money"         withdrawal charge on minimum
                                               distribution withdrawals even if
                                               you are not enrolled in our
                                               automatic RMD service, except
                                               if, when added to a lump sum
                                               withdrawal previously taken in
                                               the same contract year, the
                                               minimum distribution withdrawals
                                               exceed the free withdrawal
                                               amount. In order to avoid a
                                               withdrawal charge in connection
                                               with minimum distribution
                                               withdrawals outside of our
                                               automatic RMD service, you must
                                               notify us using our withdrawal
                                               request form. Such minimum
                                               distribution withdrawals must be
                                               based solely on your contract's
                                               Total account value.

             See "Withdrawal charge" in        A withdrawal charge will never
             "Charges and expenses"            apply to the contract's Total
                                               account value at the time an
                                               annuity payout option is
                                               selected. This is because the
                                               contract can only be annuitized
                                               if all withdrawal charges have
                                               expired. See the discussion
                                               regarding when your contract can
                                               be annuitized.

             See "Misstatement of age" in      The second sentence regarding
             "More information"                the rescission of Guaranteed
                                               benefits is deleted in its
                                               entirety.

             See "Transfer of ownership        The first sentence of the fourth
             collateral assignments, loans     paragraph is deleted. The
             and borrowing": in "More          Retirement Cornerstone(R)
             information"                      contract can be assigned unless
                                               otherwise restricted for tax
                                               qualification purposes.
--------------------------------------------------------------------------------
PUERTO RICO  IRA and Roth IRA                  Available for direct rollovers
                                               from U.S. source 401(a) plans
                                               and direct transfers from the
                                               same type of U.S. source IRAs.

             QP (Defined Benefit) contracts    Not Available
             (For Series B, Series CP(R) and
             Series L contracts only)

             See "Purchase considerations for  We do not offer Retirement
             a charitable remainder trust"     Cornerstone(R) Series contracts
             under "Owner and annuitant        to charitable remainder trusts
             requirements" in "Contract        in Puerto Rico.
             features and benefits"

             See "How you can make             Specific requirements for
             contributions" in "Contract       purchasing QP contracts in
             features and benefits" (For       Puerto Rico are outlined below
             Series B, Series CP(R) and        in "Purchase considerations for
             Series L contracts only)          QP (Defined Contribution)
                                               contracts in Puerto Rico".

             See "Guaranteed income benefit"   Restrictions for the GIB on a
             in "Contract features and         Puerto Rico QPDC contract are
             benefits" (For Series B, Series   described below, under "Purchase
             CP(R) and Series L contracts      considerations for QP (Defined
             only)                             Contribution) contracts in
                                               Puerto Rico", and in your
                                               contract.
--------------------------------------------------------------------------------

APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------

PUERTO RICO  See "Lifetime required minimum    This option is not available
(CONTINUED)  distribution withdrawals" under   with QPDC contracts.
             "Withdrawing your account value"
             in "Accessing your money" (For
             Series B, Series CP(R) and
             Series L contracts only)

             See "Transfers of ownership,      Transfers of ownership of QP
             collateral assignments, loans     contracts are governed by Puerto
             and borrowing" in "More           Rico law. Please consult your
             information" (For Series B,       tax, legal or plan advisor if
             Series CP(R) and Series L         you intend to transfer ownership
             contracts only)                   of your contract.

             "Purchase considerations for QP   PURCHASE CONSIDERATIONS FOR QP
             (Defined Contribution) contracts  (DEFINED CON-TRIBUTION)
             in Puerto Rico" -- this section   CONTRACTS IN PUERTO RICO:
             replaces "Appendix II: Purchase   Trustees who are considering the
             considerations for QP contracts"  purchase of a Retirement
             in this Prospectus. (For Series   Cornerstone(R) Series QP
             B, Series CP(R) and Series L      contract in Puerto Rico should
             con-tracts only)                  discuss with their tax, legal
                                               and plan advisors whether this
                                               is an appropriate investment
                                               vehicle for the employer's plan.
                                               Trustees should consider whether
                                               the plan provisions permit the
                                               investment of plan assets in the
                                               QP contract, the Guaranteed
                                               income benefit, and the payment
                                               of death benefits in accordance
                                               with the requirements of Puerto
                                               Rico income tax rules. The QP
                                               contract and this Prospectus
                                               should be reviewed in full, and
                                               the following factors, among
                                               others, should be noted.

                                               LIMITS ON CONTRACT OWNERSHIP:
                                               .   The QP contract is offered
                                                   only as a funding vehicle to
                                                   qualified plan trusts of
                                                   single participant defined
                                                   contribution plans that are
                                                   tax-qualified under Puerto
                                                   Rico law, not United States
                                                   law. The contract is not
                                                   available to US qualified
                                                   plans or to defined benefit
                                                   plans qualifying under
                                                   Puerto Rico law.

                                               .   The QP contract owner is the
                                                   qualified plan trust. The
                                                   annuitant under the contract
                                                   is the self-employed Puerto
                                                   Rico resident, who is the
                                                   sole plan participant.

                                               .   This product should not be
                                                   purchased if the self-
                                                   employed individual
                                                   anticipates having
                                                   additional employees become
                                                   eligible for the plan. We
                                                   will not allow additional
                                                   contracts to be issued for
                                                   participants other than the
                                                   original business owner.

                                               .   If the business that
                                                   sponsors the plan adds
                                                   another employee who becomes
                                                   eligible for the plan, no
                                                   further contributions may be
                                                   made to the contract. If the
                                                   employer moves the funds to
                                                   another funding vehicle that
                                                   can accommodate more than
                                                   one employee, this move
                                                   could result in surrender
                                                   charges, if applicable, and
                                                   the loss of guaranteed
                                                   benefits in the contract.

                                               LIMITS ON CONTRIBUTIONS:
                                               .   All contributions must be
                                                   direct transfers from other
                                                   investments within an
                                                   existing qualified plan
                                                   trust.

                                               .   Employer payroll
                                                   contributions are not
                                                   accepted.

                                               .   Only one additional transfer
                                                   contribution may be made per
                                                   contract year.

                                               .   Checks written on accounts
                                                   held in the name of the
                                                   employer instead of the plan
                                                   or the trustee will not be
                                                   accepted.
--------------------------------------------------------------------------------

APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------

PUERTO RICO                                    .   As mentioned above, if a new
(CONTINUED)                                        employee becomes eligible
                                                   for the plan, the trustee
                                                   will not be permitted to
                                                   make any further
                                                   contributions to the
                                                   contract established for the
                                                   original business owner.

                                               LIMITS ON PAYMENTS:
                                               .   Loans are not available
                                                   under the contract.

                                               .   All payments are made to the
                                                   plan trust as owner, even
                                                   though the plan
                                                   participant/annuitant is the
                                                   ultimate recipient of the
                                                   benefit payment.

                                               .   AXA Equitable does no tax
                                                   reporting or withholding of
                                                   any kind. The plan
                                                   administrator or trustee
                                                   will be solely responsible
                                                   for performing or providing
                                                   for all such services.

                                               .   AXA Equitable does not offer
                                                   contracts that qualify as
                                                   IRAs under Puerto Rico law.
                                                   The plan trust will exercise
                                                   the GIB and must continue to
                                                   hold the supplementary
                                                   contract for the duration of
                                                   the GIB payments.

                                               PLAN TERMINATION:

                                               .   If the plan participant
                                                   terminates the business, and
                                                   as a result wishes to
                                                   terminate the plan, the
                                                   trust would have to be kept
                                                   in existence to receive
                                                   payments. This could create
                                                   expenses for the plan.
                                               .   If the plan participant
                                                   terminates the plan and the
                                                   trust is dissolved, or if
                                                   the plan trustee (which may
                                                   or may not be the same as
                                                   the plan participant) is
                                                   unwilling to accept payment
                                                   to the plan trust for any
                                                   reason, AXA Equitable would
                                                   have to change the contract
                                                   from a Puerto Rico QP to NQ
                                                   in order to make payments to
                                                   the individual as the new
                                                   owner. Depending on when
                                                   this occurs, it could be a
                                                   taxable distribution from
                                                   the plan, with a potential
                                                   tax of the entire account
                                                   value of the contract.
                                                   Puerto Rico income tax
                                                   withholding and reporting by
                                                   the plan trustee could apply
                                                   to the distribution
                                                   transaction.

                                               .   If the plan trust is
                                                   receiving GIB payments and
                                                   the trust is subsequently
                                                   terminated, transforming the
                                                   contract into an
                                                   individually owned NQ
                                                   contract, the trustee would
                                                   be responsible for the
                                                   applicable Puerto Rico
                                                   income tax withholding and
                                                   reporting on the present
                                                   value of the remaining
                                                   annuity payment stream.

                                               AXA Equitable is a U.S.
                                               insurance company, therefore
                                               distributions under the NQ
                                               contract could be subject to
                                               United States taxation and
                                               withholding on a "taxable amount
                                               not determined" basis.

                                               We require owners or
                                               beneficiaries of annuity
                                               contracts in Puerto Rico which
                                               are not individuals to document
                                               their status to avoid 30% FATCA
                                               withholding from U.S.-source
                                               income.
--------------------------------------------------------------------------------

APPENDIX VI: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

Appendix VII: Examples of Automatic payment plans

--------------------------------------------------------------------------------

The following examples illustrate the amount of the automatic withdrawals that would be taken under the various payment plans described in "Accessing your money" under "Automatic payment plans." The examples assume a $100,000 allocation to the Protection with Investment Performance variable investment options with assumed investment performance of 0%. (The last example assumes an allocation to the Investment Performance account.) The examples show how the different automatic payment plans can be used without reducing your GIB benefit base. The examples are based on the applicable Roll-up rate shown below and assumes that the GIB benefit base does not reset. Also, the examples reflect the effect on both the GIB benefit base and the Roll-up to age 85 benefit base (used in the calculation of the "Greater of" death benefit).


MAXIMUM PAYMENT PLAN

FULL ANNUAL WITHDRAWAL AMOUNT PAYMENT

Under this payment plan, you will receive the Annual withdrawal amounts as scheduled payments. In this example, the "Withdrawal" column reflects the Annual withdrawal amounts for the years shown. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GIB benefit base" by the "Annual Roll-up rate" in effect for each year.

------------------------------------------------------------------------------
     DEFERRAL BONUS
     ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GIB            PERCENTAGE OF GIB BENEFIT
YEAR  ROLL-UP RATE      BENEFIT BASE      WITHDRAWAL      BASE WITHDRAWN
------------------------------------------------------------------------------
 1     4.80%/(a)/         $100,000          $    0             0.00%
------------------------------------------------------------------------------
 2     4.30%/(a)/         $104,800          $    0             0.00%
------------------------------------------------------------------------------
 3     5.20%/(a)/         $109,306          $    0             0.00%
------------------------------------------------------------------------------
 4     5.40%/(a)/         $114,990          $    0             0.00%
------------------------------------------------------------------------------
 5     5.00%/(a)/         $121,200          $    0             0.00%
------------------------------------------------------------------------------
 6     5.40%/(b)/         $127,260          $6,872             5.40%
------------------------------------------------------------------------------
 7     5.20%/(b)/         $127,260          $6,618             5.20%
------------------------------------------------------------------------------
 8     4.70%/(b)/         $127,260          $5,981             4.70%
------------------------------------------------------------------------------
 9     6.00%/(b)/         $127,260          $7,636             6.00%
------------------------------------------------------------------------------
 10    7.30%/(b)/         $127,260          $9,290             7.30%
------------------------------------------------------------------------------

(a)the Deferral bonus Roll-up rate applies.
(b)the Annual Roll-up rate applies.

CUSTOMIZED PAYMENT PLANS

GUARANTEED MINIMUM PERCENTAGE

Under this payment plan, you will receive as scheduled payments a withdrawal amount that is based on withdrawal percentage that is fixed at the lowest guaranteed Deferral bonus Roll-up rate or Annual Roll-up rate of 4.00%. In this example, amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GIB benefit base" by 4.00%.

------------------------------------------------------------------------------
     DEFERRAL BONUS
     ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GIB            PERCENTAGE OF GIB BENEFIT
YEAR  ROLL-UP RATE      BENEFIT BASE      WITHDRAWAL      BASE WITHDRAWN
------------------------------------------------------------------------------
 1     4.80%/(a)/         $100,000          $    0             0.00%
------------------------------------------------------------------------------
 2     4.30%/(a)/         $104,800          $    0             0.00%
------------------------------------------------------------------------------
 3     5.20%/(a)/         $109,306          $    0             0.00%
------------------------------------------------------------------------------
 4     5.40%/(a)/         $114,990          $    0             0.00%
------------------------------------------------------------------------------
 5     5.00%/(a)/         $121,200          $    0             0.00%
------------------------------------------------------------------------------
 6     4.70%/(b)/         $127,260          $5,090             4.00%
------------------------------------------------------------------------------
 7     5.20%/(b)/         $128,151          $5,126             4.00%
------------------------------------------------------------------------------
 8     5.40%/(b)/         $129,688          $5,188             4.00%
------------------------------------------------------------------------------

                                     VII-1

               APPENDIX VII: EXAMPLES OF AUTOMATIC PAYMENT PLANS

------------------------------------------------------------------------------
     DEFERRAL BONUS
     ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GIB            PERCENTAGE OF GIB BENEFIT
YEAR  ROLL-UP RATE      BENEFIT BASE      WITHDRAWAL      BASE WITHDRAWN
------------------------------------------------------------------------------
 9     6.00%/(b)/         $131,504          $5,260             4.00%
------------------------------------------------------------------------------
 10    7.30%/(b)/         $134,134          $5,365             4.00%
------------------------------------------------------------------------------

(a)the Deferral bonus Roll-up rate applies.
(b)the Annual Roll-up rate applies.

FIXED PERCENTAGE BELOW THE ANNUAL ROLL-UP RATE (1.00% BELOW)

Under this payment plan, you will receive as scheduled payments a withdrawal amount that is based on a fixed percentage that is less than the applicable Annual Roll-up rate in effect for each contract year. In this example, the contract owner has requested that we pay scheduled payments that are 1.00% below the Annual Roll-up rate in effect for each year. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GIB benefit base" by the "Percentage of GIB benefit base withdrawn."

---------------------------------------------------------------------------------
     DEFERRAL BONUS
     ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GIB               PERCENTAGE OF GIB BENEFIT
YEAR  ROLL-UP RATE      BENEFIT BASE      WITHDRAWAL         BASE WITHDRAWN
---------------------------------------------------------------------------------
 1     4.80%/(a)/         $100,000          $    0                0.00%
---------------------------------------------------------------------------------
 2     4.30%/(a)/         $104,800          $    0                0.00%
---------------------------------------------------------------------------------
 3     5.20%/(a)/         $109,306          $    0                0.00%
---------------------------------------------------------------------------------
 4     5.40%/(a)/         $114,990          $    0                0.00%
---------------------------------------------------------------------------------
 5     5.00%/(a)/         $121,200          $    0                0.00%
---------------------------------------------------------------------------------
 6     4.70%/(b)/         $127,260          $5,090/(c)/           4.00%/(c)/
---------------------------------------------------------------------------------
 7     5.20%/(b)/         $128,151          $5,382                4.20%
---------------------------------------------------------------------------------
 8     5.40%/(b)/         $129,432          $5,695                4.40%
---------------------------------------------------------------------------------
 9     6.00%/(b)/         $130,726          $6,536                5.00%
---------------------------------------------------------------------------------
 10    7.30%/(b)/         $132,034          $8,318                6.30%
---------------------------------------------------------------------------------

(a)the Deferral bonus Roll-up rate applies.
(b)the Annual Roll-up rate applies.
(c)In contract year 6, the fixed percentage would have resulted in a payment less than 4.00%. In this case, the withdrawal percentage is 4.00%.

FIXED PERCENTAGE OF 5.50%

Under this payment plan, you will receive a withdrawal amount based on a fixed percentage that cannot exceed the Annual Roll-up rate in effect for each year. In this example, the contract owner has elected to receive withdrawals at a fixed percentage of 5.50%. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GIB benefit base" by the "Percentage of GIB benefit base withdrawn."

---------------------------------------------------------------------------------
     DEFERRAL BONUS
     ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GIB               PERCENTAGE OF GIB BENEFIT
YEAR  ROLL-UP RATE      BENEFIT BASE      WITHDRAWAL         BASE WITHDRAWN
---------------------------------------------------------------------------------
 1     4.80%/(a)/         $100,000          $    0                0.00%
---------------------------------------------------------------------------------
 2     4.30%/(a)/         $104,800          $    0                0.00%
---------------------------------------------------------------------------------
 3     5.20%/(a)/         $109,306          $    0                0.00%
---------------------------------------------------------------------------------
 4     5.40%/(a)/         $114,990          $    0                0.00%
---------------------------------------------------------------------------------
 5     5.00%/(a)/         $121,200          $    0                0.00%
---------------------------------------------------------------------------------
 6     4.70%/(b)/         $127,260          $5,981/(c)/           4.70%
---------------------------------------------------------------------------------
 7     6.00%/(b)/         $127,260          $6,999/(d)/           5.50%
---------------------------------------------------------------------------------
 8     5.40%/(b)/         $127,896          $6,906/(c)/           5.40%
---------------------------------------------------------------------------------
 9     5.20%/(b)/         $127,896          $6,651/(c)/           5.20%
---------------------------------------------------------------------------------
 10    7.30%/(b)/         $127,896          $7,034/(d)/           5.50%
---------------------------------------------------------------------------------

(a)the Deferral bonus Roll-up rate applies.
(b)the Annual Roll-up rate applies.
(c)In contract years 6, 8 and 9 the contract owner received withdrawal amounts based on the Annual Roll-up rate for each contract year. In each year, the Annual Roll-up rate was less than the withdrawal percentage selected.
(d)In contract years 7 and 10, the contract owner received withdrawal amounts of 5.50% even though the Annual Roll-up rates in effect in those years were greater.

                                     VII-2

               APPENDIX VII: EXAMPLES OF AUTOMATIC PAYMENT PLANS

FIXED DOLLAR OF $7,000

Under this payment plan, you will receive a withdrawal amount that is based on a fixed dollar amount. The fixed dollar amount may not exceed the Annual withdrawal amount in any contract year. In this example, the contract owner has elected to receive withdrawals of $7,000. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GIB benefit base" by the "Percentage of GIB benefit base withdrawn."

---------------------------------------------------------------------------------
     DEFERRAL BONUS
     ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GIB               PERCENTAGE OF GIB BENEFIT
YEAR  ROLL-UP RATE      BENEFIT BASE      WITHDRAWAL         BASE WITHDRAWN
---------------------------------------------------------------------------------
 1     4.80%/(a)/         $100,000          $    0                0.00%
---------------------------------------------------------------------------------
 2     4.30%/(a)/         $104,800          $    0                0.00%
---------------------------------------------------------------------------------
 3     5.20%/(a)/         $109,306          $    0                0.00%
---------------------------------------------------------------------------------
 4     5.40%/(a)/         $114,990          $    0                0.00%
---------------------------------------------------------------------------------
 5     5.00%/(a)/         $121,200          $    0                0.00%
---------------------------------------------------------------------------------
 6     4.70%/(b)/         $127,260          $5,981/(c)/           4.70%
---------------------------------------------------------------------------------
 7     5.20%/(b)/         $127,260          $6,618/(c)/           5.20%
---------------------------------------------------------------------------------
 8     5.40%/(b)/         $127,260          $6,872/(c)/           5.40%
---------------------------------------------------------------------------------
 9     6.00%/(b)/         $127,260          $7,000                5.50%
---------------------------------------------------------------------------------
 10    7.30%/(b)/         $127,895          $7,000                5.50%
---------------------------------------------------------------------------------

(a)the Deferral bonus Roll-up rate applies.
(b)the Annual Roll-up rate applies.
(c)In contract years 6 through 8, the contract owner received the Annual withdrawal amount for those years.

FIXED PERCENTAGE OF 5.50% FROM BOTH YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT AND YOUR INVESTMENT PERFORMANCE ACCOUNT

Under this payment plan, you can receive a fixed dollar amount or an amount based on a fixed percentage as scheduled payments that may be greater than your Annual withdrawal amount. Your Annual withdrawal amount will be withdrawn first. Any requested amount in excess of the Annual withdrawal amount will be withdrawn from your Investment Performance account. In this example, the contract owner has elected to receive withdrawals at a fixed percentage of 5.50%.

----------------------------------------------------------------------------------------------------------------
     DEFERRAL BONUS                          WITHDRAWAL FROM     ADDITIONAL WITHDRAWAL
      ROLL-UP RATE                           PROTECTION WITH        FROM INVESTMENT
         ANNUAL     BEGINNING OF YEAR GIB INVESTMENT PERFORMANCE      PERFORMANCE      PERCENTAGE OF GIB BENEFIT
YEAR  ROLL-UP RATE      BENEFIT BASE          ACCOUNT VALUE             ACCOUNT             BASE WITHDRAWN
----------------------------------------------------------------------------------------------------------------
 1     4.80%/(a)/         $100,000                $    0                $    0                   0.00%
----------------------------------------------------------------------------------------------------------------
 2     4.30%/(a)/         $104,800                $    0                $    0                   0.00%
----------------------------------------------------------------------------------------------------------------
 3     5.20%/(a)/         $109,306                $    0                $    0                   0.00%
----------------------------------------------------------------------------------------------------------------
 4     5.40%/(a)/         $114,990                $    0                $    0                   0.00%
----------------------------------------------------------------------------------------------------------------
 5     5.00%/(a)/         $121,200                $    0                $    0                   0.00%
----------------------------------------------------------------------------------------------------------------
 6     4.70%/(b)/         $127,260                $5,981                $1,018                   5.50%
----------------------------------------------------------------------------------------------------------------
 7     5.20%/(b)/         $127,260                $6,618                $  382                   5.50%
----------------------------------------------------------------------------------------------------------------
 8     5.40%/(b)/         $127,260                $6,872                $  127                   5.50%
----------------------------------------------------------------------------------------------------------------
 9     6.00%/(b)/         $127,260                $6,999                $    0                   5.50%
----------------------------------------------------------------------------------------------------------------
 10    7.30%/(b)/         $127,896                $7,034                $    0                   5.50%
----------------------------------------------------------------------------------------------------------------

(a)the Deferral bonus Roll-up rate applies.
(b)the Annual Roll-up rate applies.

                                     VII-3

               APPENDIX VII: EXAMPLES OF AUTOMATIC PAYMENT PLANS

Appendix VIII: Examples of how withdrawals affect your Guaranteed benefit bases

--------------------------------------------------------------------------------

EXAMPLE #1

As described below, this example assumes the Protection with Investment Performance account value is LESS THAN the GIB benefit base at the time of the first withdrawal. Assuming $100,000 is invested in the Protection with Investment Performance variable investment options, with no additional contributions, and no transfers, the GIB benefit base and the Guaranteed minimum death benefit base for an owner age 60 would be calculated as follows:

---------------------------------------------------------------------------

                                                             GUARANTEED
                                                               INCOME
                                                              BENEFIT
                                                              -------

                                                 ASSUMED
                                                DEFERRAL
                   PROTECTION WITH                BONUS
                     INVESTMENT               ROLL-UP RATE/
 END OF    ASSUMED   PERFORMANCE                 ANNUAL         GIB
CONTRACT     NET       ACCOUNT                   ROLL-UP      BENEFIT
  YEAR     RETURN       VALUE      WITHDRAWAL     RATE          BASE
---------------------------------------------------------------------------
    0                 $100,000                               $100,000/(3)/
---------------------------------------------------------------------------
    1       3.0%      $103,000       $   0        4.0%       $104,000/(3)/
---------------------------------------------------------------------------
    2       4.0%      $107,120       $   0        4.0%       $108,160/(3)/
---------------------------------------------------------------------------
    3       6.0%      $113,547       $   0        4.0%       $113,547/(3)/
---------------------------------------------------------------------------
    4       6.0%      $120,360       $   0        4.0%       $118,089/(3)/
---------------------------------------------------------------------------
    5       7.0%      $128,785       $   0        4.0%       $122,813/(3)/
---------------------------------------------------------------------------

-------------------------------------------------------------------



                      GUARANTEED MINIMUM DEATH BENEFITS
                      ---------------------------------



                            HIGHEST
             RETURN OF    ANNIVERSARY    ROLL-UP TO
 END OF      PRINCIPAL       VALUE         AGE 85      "GREATER OF"
CONTRACT      BENEFIT       BENEFIT       BENEFIT        BENEFIT
  YEAR         BASE          BASE           BASE           BASE
-------------------------------------------------------------------
    0      $100,000/(1)/  $100,000/(2)/  $100,000/(3)/   $100,000
-------------------------------------------------------------------
    1      $100,000/(1)/  $103,000/(2)/  $104,000/(3)/   $104,000
-------------------------------------------------------------------
    2      $100,000/(1)/  $107,120/(2)/  $108,160/(3)/   $108,160
-------------------------------------------------------------------
    3      $100,000/(1)/  $113,547/(2)/  $113,547/(3)/   $113,547
-------------------------------------------------------------------
    4      $100,000/(1)/  $120,360/(2)/  $118,089/(3)/   $120,360
-------------------------------------------------------------------
    5      $100,000/(1)/  $128,785/(2)/  $122,813/(3)/   $128,785
-------------------------------------------------------------------

CONTRACT YEARS 1-5:

At the end of contract years 1-5, the Guaranteed benefit bases are as follows:

(1)The RETURN OF PRINCIPAL BENEFIT BASE is equal to the initial contribution to the Protection with Investment Performance variable investment options, or $100,000.

(2)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is equal to the greater of the Protection with Investment Performance account value and the Highest Anniversary Value benefit base as of the last contract date anniversary.

For example:

  . At the end of contract year 3, the Highest Anniversary Value benefit base is $113,547. This is because the Protection with Investment Performance account value ($113,547) is greater than the Highest Anniversary Value benefit base as of the last contract date anniversary.

(3)The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GIB BENEFIT BASE (the "Roll-up benefit bases") are equal to the Roll-up benefit bases as of the last contract date anniversary plus the Deferral bonus Roll-up amount (the Roll-up benefit bases as of the last contract date anniversary multiplied by the assumed Deferral bonus Roll-up rate). On the third contract date anniversary, the Roll-up benefit bases will equal the Protection with Investment Performance account value, if higher than the prior Roll-up benefit bases as of the last contract date anniversary, plus the Deferral bonus Roll-up amount. Beginning in the contract year that follows the contract year in which you fund your Protection with Investment Performance account, if your Lifetime GIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your Roll-up benefit bases. However, those same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to the Roll-up benefit bases at the end of the contract year. Remember that the Roll-up amount applicable under your contract does not become part of your Roll-up benefit bases until the end of the contract year except in the year in which you die. In the event of your death, a pro rata portion of the Roll-up amount will be added to the Roll-up to age 85 benefit base.

For example:

  . At the end of contract year 2, the Roll-up benefit bases are equal to $108,160. This is calculated by taking the Roll-up benefit bases as of the last contract date anniversary $104,000, and multiplying it by the assumed Deferral bonus Roll-up rate of 4%. ($104,000 x 1.04 = $108,160).

                                    VIII-1

                  APPENDIX VIII: EXAMPLES OF HOW WITHDRAWALS
                      AFFECT YOUR GUARANTEED BENEFIT BASES

------------------------------------------------------------------------------------------------------

                                                                        GUARANTEED
                                                                          INCOME
                                                                          BENEFIT
                                                                          -------

                                                          ASSUMED
                                                         DEFERRAL
                    PROTECTION WITH                        BONUS
                       INVESTMENT                      ROLL-UP RATE/                      RETURN OF
   END OF   ASSUMED   PERFORMANCE                         ANNUAL            GIB           PRINCIPAL
  CONTRACT    NET       ACCOUNT                           ROLL-UP         BENEFIT          BENEFIT
    YEAR    RETURN       VALUE          WITHDRAWAL         RATE            BASE             BASE
-------------------------------------------------------------------------------------------------------

  Alternative #1: Owner withdraws the Annual withdrawal amount, which equals $4,913
   Year 6    (5.0)% $        122,346 $     4,913                4.0% $   122,813/(6)/  $   95,985/(4)/
-------------------------------------------------------------------------------------------------------

  YEAR 7 ANNUAL WITHDRAWAL AMOUNT:   $     4,913/(7)/

  Alternative #2: Owner withdraws $7,000, which is in excess of the Annual withdrawal amount
   Year 6    (5.0)% $        122,346 $     7,000                4.0% $   120,717/(10)/ $   94,279/(8)/
-------------------------------------------------------------------------------------------------------

  YEAR 7 ANNUAL WITHDRAWAL AMOUNT:   $     4,829/(11)/

-------------------------------------------------



GUARANTEED MINIMUM DEATH BENEFITS
---------------------------------



     HIGHEST
   ANNIVERSARY        ROLL-UP
      VALUE          TO AGE 85     "GREATER OF"
     BENEFIT          BENEFIT         BENEFIT
      BASE              BASE           BASE
------------------------------------------------


$    123,615/(5)/ $  122,813/(6)/  $     123,615
------------------------------------------------




$    121,417/(9)/ $  120,717/(10)/ $     121,417
------------------------------------------------



ALTERNATIVE #1: CONTRACT YEAR 6 (OWNER WITHDRAWS ANNUAL WITHDRAWAL AMOUNT)

The pro-rata calculation for the Return of Principal benefit base and the Highest Anniversary Value benefit base is as follows: Since the withdrawal amount of $4,913 equals 4.015% of the Protection with Investment Performance account value ($4,913 divided by $122,346 = 4.015%), each benefit base would be reduced by 4.015%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(4)The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro rata, as follows:
   $100,000 (Return of Principal benefit base as of the last contract date anniversary) - $4,015 (4.015% x $100,000) = $95,985;

(5)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is reduced pro-rata, as follows:
   $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $5,170 (4.015% x $128,785) = $123,615;

(6)The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GIB BENEFIT BASE are equal to $122,813, (the Roll-up benefit bases as of the last contract date anniversary). Since the full Annual withdrawal amount was taken, the Roll-up benefit bases neither decrease nor increase;

(7)As a result of the withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $4,913 [4% (Annual Roll-up rate) x $122,813 (the Roll-up benefit bases as of the sixth contract anniversary)].

ALTERNATIVE #2: CONTRACT YEAR 6 (OWNER TAKES AN "EXCESS WITHDRAWAL")

The pro-rata calculation for the reduction in the Return of Principal benefit base and the Highest Anniversary Value benefit base is as follows: Since the withdrawal amount of $7,000 equals 5.721% of the Protection with Investment Performance account value ($7,000 divided by $122,346 = 5.721%), each benefit base would be reduced by 5.721%.

The pro-rata calculation for the reduction in the Roll-up benefit bases is as follows: $7,000 (the amount of the withdrawal, including any applicable withdrawal charge) - $4,913 (the Annual withdrawal amount) = $2,087 (the "Excess withdrawal" amount). Since the amount of the Excess withdrawal equals 1.706% of the Protection with Investment Performance account value ($2,087 divided by $122,346 = 1.706%), the Roll-up benefit bases would be reduced by 1.706%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(8)The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro-rata, as follows:
   $100,000 (Return of Principal benefit base as of the last contract date anniversary) - $5,721 (5.721% x $100,000) = $94,279;

(9)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is reduced pro-rata, as follows:
   $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $7,368 (5.721% x $128,785) = $121,417;

(10)The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GIB BENEFIT BASE are reduced pro-rata, as follows: $122,813 (the Roll-up benefit bases as of the last contract date anniversary) - $2,095 (1.706% x $122,813) = $120,717;

(11)As a result of the Excess withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $4,829 [4% (the assumed Annual Roll-up rate) x $120,717 (the Roll-up benefit bases as of the sixth contract anniversary)].

                                    VIII-2

                  APPENDIX VIII: EXAMPLES OF HOW WITHDRAWALS
                      AFFECT YOUR GUARANTEED BENEFIT BASES

EXAMPLE #2

This example assumes the Protection with Investment Performance account value is GREATER THAN the GIB benefit base at the time of the first withdrawal. Assuming $100,000 is invested in the Protection with Investment Performance variable investment options, with no additional contributions, and no transfers, the GIB benefit base and the Guaranteed minimum death benefit base for an owner age 60 would be calculated as follows:

------------------------------------------------------------------------------------------------------------------------------

                                                        GUARANTEED
                                                          INCOME
                                                         BENEFIT                  GUARANTEED MINIMUM DEATH BENEFIT
                                                         -------                  --------------------------------

                                           ASSUMED
                 PROTECTION                ANNUAL
                    WITH                  DEFERRAL                                     HIGHEST
  END            INVESTMENT                 BONUS                       RETURN OF    ANNIVERSARY     ROLL-UP TO
   OF    ASSUMED PERFORMANCE            ROLL-UP RATE/      GIB          PRINCIPAL       VALUE          AGE 85       "GREATER
CONTRACT   NET     ACCOUNT                 ROLL-UP       BENEFIT         BENEFIT       BENEFIT        BENEFIT      OF" BENEFIT
  YEAR   RETURN     VALUE    WITHDRAWAL     RATE           BASE           BASE          BASE            BASE          BASE
------------------------------------------------------------------------------------------------------------------------------
   0              $100,000                             $100,000/(3)/  $100,000/(1)/  $100,000/(2)/  $100,000/(3)/   $100,000
------------------------------------------------------------------------------------------------------------------------------
   1      3.0%    $103,000     $    0       4.0%       $104,000/(3)/  $100,000/(1)/  $103,000/(2)/  $104,000/(3)/   $104,000
------------------------------------------------------------------------------------------------------------------------------
   2      4.0%    $107,120     $    0       4.0%       $108,160/(3)/  $100,000/(1)/  $107,120/(2)/  $108,160/(3)/   $108,160
------------------------------------------------------------------------------------------------------------------------------
   3      6.0%    $113,547     $    0       4.0%       $113,547/(3)/  $100,000/(1)/  $113,547/(2)/  $113,547/(3)/   $113,547
------------------------------------------------------------------------------------------------------------------------------
   4      6.0%    $120,360     $    0       4.0%       $118,089/(3)/  $100,000/(1)/  $120,360/(2)/  $118,089/(3)/   $120,360
------------------------------------------------------------------------------------------------------------------------------
   5      7.0%    $128,785     $    0       4.0%       $122,813/(3)/  $100,000/(1)/  $128,785/(2)/  $122,813/(3)/   $128,785
------------------------------------------------------------------------------------------------------------------------------

Alternative #1: Owner withdraws Annual withdrawal amount, which equals $4,913
 Year 6   5.0%    $135,224     $4,913       4.0%       $122,813/(6)/   $96,367/(4)/  $124,106/(5)/  $122,813/(6)/   $124,106
------------------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:  $4,913/(7)/

Alternative #2: Owner withdraws $7,000, which is in excess of the Annual withdrawal amount

  Year
   6      5.0%    $135,224     $7,000       4.0%       $120,916/(10)/  $94,823/(8)/  $122,118/(9)/  $120,916/(10)/  $122,118
------------------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:  $4,837/(11)/

CONTRACT YEARS 1-5:

At the end of contract years 1-5, the Guaranteed benefit bases are as follows:

(1)The RETURN OF PRINCIPAL BENEFIT BASE is equal to the initial contribution to the Protection with Investment Performance variable investment options, or $100,000.

(2)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is equal to the greater of the Protection with Investment Performance account value and the Highest Anniversary Value benefit base as of the last contract date anniversary.

For example:

  . At the end of contract year 4 the Highest Anniversary Value benefit base is $120,360. This is because the Protection with Investment Performance account value ($120,360) is greater than the Highest Anniversary Value benefit base as of the last contract date anniversary ($113,547).

(3)The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GIB BENEFIT BASE (the "Roll-up benefit bases") are equal to the Roll-up benefit bases as of the last contract date anniversary plus the Deferral bonus Roll-up amount (the Roll-up benefit bases as of the last contract date anniversary multiplied by the assumed Deferral bonus Roll-up rate). On the third contract date anniversary, the Roll-up benefit bases will equal the Protection with Investment Performance account value, if higher than the Roll-up benefit bases as of the last contract date anniversary plus the Deferral bonus Roll-up amount. Beginning in the contract year that follows the contract year in which you fund your Protection with Investment Performance account, if your Lifetime GIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your Roll-up benefit bases. However, those same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to the Roll-up benefit bases at the end of the contract year. Remember that the Roll-up amount applicable under your contract does not become part of your Roll-up benefit bases until the end of the contract year except in the year in which you die. In the event of your death, a pro rata portion of the Roll-up amount will be added to the Roll-up to age 85 benefit base.

For example:

  . At the end of contract year 3, the Roll-up benefit bases are equal to $113,547. This is because the Protection with Investment Performance account value ($113,547) is greater than the Roll-up benefit bases as the last contract date anniversary ($108,160) plus the Deferral bonus Roll-up amount ($4,326).

                                    VIII-3

                  APPENDIX VIII: EXAMPLES OF HOW WITHDRAWALS
                      AFFECT YOUR GUARANTEED BENEFIT BASES

For both Alternatives below, the Annual withdrawal amount in contract year 6 equals $4,913 (the assumed Annual Roll-up rate (4%) x $122,813 (the GIB benefit base)).

ALTERNATIVE #1: CONTRACT YEAR 6 (OWNER WITHDRAWS ANNUAL WITHDRAWAL AMOUNT)

The pro rata calculation for the Return of Principal death benefit base and the Highest Anniversary Value benefit base is as follows: Since the withdrawal amount of $4,913 equals 3.633% of the Protection with Investment Performance account value ($4,913 divided by $135,224 = 3.633%), each benefit base would be reduced by 3.633%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(4)The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro rata, as follows:
   $100,000 (benefit base as of the last contract date anniversary) - $3,633 (3.633% x $100,000) = $96,367;

(5)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is reduced pro rata, as follows:
   $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $4,679 (3.633% x $128,785) = $124,106;

(6)The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GIB BENEFIT BASE are equal to $122,813, (the Roll-up benefit bases as of the last contract date anniversary). Since the full Annual withdrawal amount was taken, the Roll-up benefit bases neither decrease nor increase;

(7)As a result of the withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $4,913 [4% (the assumed Annual Roll-up rate) x $122,813 (the Roll-up benefit bases as of the sixth contract anniversary)].

ALTERNATIVE #2: CONTRACT YEAR 6 (OWNER TAKES AN "EXCESS WITHDRAWAL")

The pro rata calculation for the reduction in the Return of Principal benefit base and the Highest Anniversary Value benefit base is as follows: Since the withdrawal amount of $7,000 equals 5.177% of the Protection with Investment Performance account value ($7,000 divided by $135,224 = 5.177%), each benefit base would be reduced by 5.177%.

The pro rata calculation for the reduction in the Roll-up benefit bases is as follows: $7,000 (the amount of the withdrawal, including any applicable withdrawal charge) - $4,913 (the Annual withdrawal amount) = $2,087 (the "Excess withdrawal" amount). Since the amount of the Excess withdrawal equals 1.544% of the Protection with Investment Performance account value ($2,087 divided by $135,224 = 1.544%), the Roll-up benefit bases would be reduced by 1.544%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(8)The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro rata, as follows:
   $100,000 (benefit base as of the last contract date anniversary) - $5,177 (5.177% x $100,000) = $94,823;

(9)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is reduced pro rata, as follows:
   $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $6,667 (5.177% x $128,785) = $122,118;

(10)The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GIB BENEFIT BASE are reduced pro rata, as follows: $122,813 (the Roll-up benefit bases as of the last contract date anniversary) - $1,897 (1.544% x $122,813) = $120,916;

(11)As a result of the Excess withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $4,837 [4% (the assumed Annual Roll-up rate) x $120,916 (the Roll-up benefit bases as of the sixth contract anniversary)].

                                    VIII-4

                  APPENDIX VIII: EXAMPLES OF HOW WITHDRAWALS
                      AFFECT YOUR GUARANTEED BENEFIT BASES

Appendix IX: Rules regarding contributions to your contract

--------------------------------------------------------------------------------

The following tables describes the contribution rules for all contract Series and types.


-----------------------------------------------------------------------------------------------
 CONTRACT TYPE                                            NQ
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   0-85 (FOR SERIES B, SERIES L, SERIES C & SERIES ADV)
                         .   0-70 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT      .   $500
(IF PERMITTED)           .   $100 monthly and $300 quarterly under the automatic investment program
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:
                         .   After-tax money.
                         .   Paid to us by check or transfer of contract value in a
                             tax-deferred exchange under Section 1035 of the Internal Revenue
                             Code.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B, SERIES L, SERIES C & SERIES ADV:
ON CONTRIBUTIONS TO THE  .   You may make subsequent contributions to the Protection with
CONTRACT/(1)/                Investment Performance account through age 75, or if later, until the first contract date anniversary. However, once you make a withdrawal from the Protection with Investment Performance account, subsequent contributions to the Protection with
                             Investment Performance account will no longer be permitted.
                         .   You may make subsequent contributions to your Investment
                             Performance account through age 86 or the first contract date anniversary.
                         FOR SERIES CP(R):
                         .   You may make subsequent contributions to your Investment
                             Performance account and your Protection with Investment
                             Performance account through age 71 or, if later, until the first contract date anniversary. However, once you make a withdrawal from your Protection with Investment Performance account,
                             subsequent contributions to your Protection with Investment
                             Performance account will no longer be permitted.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protection with Investment Performance account at any time.

          APPENDIX IX: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-----------------------------------------------------------------------------------------------
 CONTRACT TYPE                                     TRADITIONAL IRA
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   20-85 (FOR SERIES B, SERIES L, SERIES C & SERIES ADV)
                         .   20-70 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT      .   $50
(IF PERMITTED)           .   $100 monthly and $300 quarterly under the automatic investment program
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:
                         .   Eligible rollover distributions from 403(b) plans, qualified plans and governmental employer 457(b) plans.
                         .   Rollovers from another traditional individual retirement
                             arrangement.
                         .   Direct custodian-to-custodian transfers from another traditional individual retirement arrangement.
                         .   Regular IRA contributions.
                         .   Additional catch-up contributions.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B, SERIES L, SERIES C & SERIES ADV:
ON CONTRIBUTIONS TO THE  .   You may make subsequent contributions to the Protection with
CONTRACT/(1)/                Investment Performance account through age 75, or if later, until the first contract date anniversary. However, once you make a withdrawal from the Protection with Investment Performance account, subsequent contributions to the Protection with
                             Investment Performance account will no longer be permitted.
                         .   You may make subsequent contributions to your Investment
                             Performance account through age 86 or, if later, until the first contract date anniversary.
                         FOR SERIES CP(R):
                         .   You may make subsequent contributions to your Investment
                             Performance account and your Protection with Investment
                             Performance account through age 71 or, if later, until the first contract date anniversary. However, once you make a withdrawal from your Protection with Investment Performance account,
                             subsequent contributions to your Protection with Investment
                             Performance account will no longer be permitted.
                         FOR ALL SERIES:
                         .   Contributions made after age 701/2 must be net of required minimum distributions; you also cannot make regular IRA
                             contributions after age 701/2.
                         .   Although we accept regular IRA contributions (limited to $5,500 per calendar year) under traditional IRA contracts, we intend that the contract be used primarily for rollover and direct transfer contributions.
                         .   Subsequent catch-up contributions of up to $1,000 per calendar year where the owner is at least age 50 but under age 70 1/2 at any time during the calendar year for which the contribution is made.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protection with Investment Performance account at any time.

          APPENDIX IX: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-----------------------------------------------------------------------------------------------
 CONTRACT TYPE                                         ROTH IRA
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   20-85 (FOR SERIES B, SERIES L, SERIES C & SERIES ADV)
                         .   20-70 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT      .   $50
(IF PERMITTED)           .   $100 monthly and $300 quarterly under the automatic investment program
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:
                         .   Rollovers from another Roth IRA.
                         .   Rollovers from a "designated Roth contribution account" under specified retirement plans.
                         .   Conversion rollovers from a traditional IRA or other eligible retirement plan.
                         .   Direct custodian-to-custodian transfers from another Roth IRA.
                         .   Regular Roth IRA contributions.
                         .   Additional catch-up contributions.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B, SERIES L, SERIES C & SERIES ADV:
ON CONTRIBUTIONS TO THE  .   You may make subsequent contributions to the Protection with
CONTRACT/(1)/                Investment Performance account through age 75, or if later, until the first contract date anniversary. However, once you make a withdrawal from the Protection with Investment Performance account, subsequent contributions to the Protection with
                             Investment Performance account will no longer be permitted.
                         .   You may make subsequent contributions to your Investment
                             Performance account through age 86 or, if later, until the first contract date anniversary.
                         FOR SERIES CP(R):
                         .   You may make subsequent contributions to your Investment
                             Performance account and your Protection with Investment
                             Performance account through age 71 or, if later, until the first contract date anniversary. However, once you make a withdrawal from your Protection with Investment Performance account,
                             subsequent contributions to your Protection with Investment
                             Performance account will no longer be permitted.
                         FOR ALL SERIES:
                         .   Conversion rollovers after age 701/2 must be net of required minimum distributions for the traditional IRA or other eligible retirement plan that is the source of the conversion rollover.
                         .   Although we accept Roth IRA contributions (limited to $5,500 per calendar year) under Roth IRA contracts, we intend that the contract be used primarily for rollover and direct transfer contributions.
                         .   Subsequent catch-up contributions of up to $1,000 per calendar year where the owner is at least age 50 at any time during the calendar year for which the contribution is made.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protection with Investment Performance account at any time.

          APPENDIX IX: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-----------------------------------------------------------------------------------------------
                         INHERITED IRA BENEFICIARY CONTINUATION CONTRACT (TRADITIONAL IRA OR
 CONTRACT TYPE           ROTH IRA)
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   0-70 (FOR SERIES B, SERIES L, SERIES C & SERIES ADV)
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       .   $1,000
CONTRIBUTION AMOUNT
(IF PERMITTED)
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  .   Direct custodian-to- custodian transfers of your interest as a death beneficiary of the deceased owner's traditional individual retirement arrangement or Roth IRA to an IRA of the same type.
                         .   Non-spousal beneficiary direct rollover contributions may be made to an Inherited IRA contract under specified circumstances from these "Applicable Plans": qualified plans, 403(b) plans and governmental employer 457(b) plans.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   .   Any subsequent contributions must be from the same type of IRA of
ON CONTRIBUTIONS TO THE      the same deceased owner.
CONTRACT/(1)/            .   You may make subsequent contributions to the Protection with
                             Investment Performance account and the Investment Account through age 71, or if later, the first contract date anniversary.
                             However, once you make a withdrawal from the Protection with
                             Investment Performance account, subsequent contributions to the
                             Protection with Investment Performance account will no longer be permitted.
                         .   No additional contributions are permitted to Inherited IRA contracts issued as a Non-spousal beneficiary direct rollover from an Applicable Plan.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protection with Investment Performance account at any time.

          APPENDIX IX: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

---------------------------------------------------------------------------------------------------------------------
 CONTRACT TYPE                                  QP
---------------------------------------------------------------------------------------------------------------------
ISSUE AGES               .   20-75 (FOR SERIES B & SERIES L)
                         .   20-70 (FOR SERIES CP(R))
---------------------------------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT (IF  .   $500
PERMITTED)
---------------------------------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:
                         .   Only transfer contributions from other investments within an existing qualified plan trust.
                         .   The plan must be qualified under Section 401(a) of the Internal
                             Revenue Code.
                         .   For 401(k) plans, transferred contributions may not include any after-tax contributions, including designated Roth contributions.
---------------------------------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B & SERIES L:
ON CONTRIBUTIONS TO THE  .   You may make subsequent contributions to the Protection with
CONTRACT/(1)/                Investment Performance account through age 75, or if later, until the first contract date anniversary. However, once you make a withdrawal from the Protection with Investment Performance account, subsequent contributions to the Protection with
                             Investment Performance account will no longer be permitted.
                         .   You may make subsequent contributions to your Investment
                             Performance account through age 76 or, if later, until the first contract date anniversary.
                         FOR SERIES CP(R):
                         .   You may make subsequent contributions to your Investment
                             Performance account and your Protection with Investment
                             Performance account through age 71 or, if later, until the first contract date anniversary. However, once you make a withdrawal from your Protection with Investment Performance account,
                             subsequent contributions to your Protection with Investment
                             Performance account will no longer be permitted.
                         FOR ALL SERIES:
                         .   A separate QP contract must be established for each plan
                             participant, even defined benefit plan participants.
                         .   We do not accept contributions directly from the employer.
                         .   Only one subsequent contribution can be made during a contract year.
                         .   Contributions made after the age 70 1/2 must be net of any required minimum distributions.
See Appendix III earlier in this Prospectus for a discussion on purchase considerations for QP contracts.
---------------------------------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protection with Investment Performance account at any time.

          APPENDIX IX: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                PAGE

Who is AXA Equitable?                                            2

Unit Values                                                      2

Custodian and Independent Registered Public Accounting Firm      2

Distribution of the Contracts                                    2

Financial Statements                                             2

Condensed Financial Information                              Appendix I

HOW TO OBTAIN A RETIREMENT CORNERSTONE(R) SERIES STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT NO. 70

Send this request form to:
  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547


----------------------------------------------------------------------------------
Please send me a Retirement Cornerstone(R) Series SAI for SEPARATE
ACCOUNT NO. 70 dated May 1, 2016.
----------------------------------------------------------------------------------
Name
----------------------------------------------------------------------------------
Address
----------------------------------------------------------------------------------
City                                                                   State  Zip



                                                                         #28988

Retirement Cornerstone(R) Series

A combination variable and fixed deferred annuity contract


PROSPECTUS DATED MAY 1, 2016


PLEASE READ AND KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING OR TAKING ANY OTHER ACTION UNDER YOUR CONTRACT. THIS PROSPECTUS SUPERSEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST, WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

--------------------------------------------------------------------------------

WHAT IS THE RETIREMENT CORNERSTONE(R) SERIES?

The Retirement Cornerstone(R) Series are deferred annuity contracts issued by AXA EQUITABLE LIFE INSURANCE COMPANY. This series consists of Retirement Cornerstone(R) Series B ("Series B"), Retirement Cornerstone(R) Series CP(R) ("Series CP(R)"), Retirement Cornerstone(R) Series L ("Series L") and Retirement Cornerstone Series C ("Series C"). The contracts provide for the accumulation of retirement savings and for income. The contracts offer income and death benefit protection as well. They also offer a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our "investment options": (i) variable investment options, (ii) the guaranteed interest option, or (iii) the account for special dollar cost averaging or the account for special money market dollar cost averaging (together, the "Special DCA programs")./(1)/

For Series CP(R) contracts, we allocate a Credit to your account value at the same time we allocate your contribution. Under the Series CP(R) contracts, a portion of the withdrawal charge and mortality and expense risks charge are used to recover the cost of providing the Credit. The charge associated with the Credit may, over time, exceed the sum of the Credit and related earnings. Expenses for a contract with a Credit may be higher than expenses for a contract without a Credit.

This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this Prospectus is current as of the date of this Prospectus. If certain material provisions under the contract are changed after the date of this Prospectus in accordance with the contract, those changes will be described in a supplement to this Prospectus. You should carefully read this Prospectus in conjunction with any applicable supplements.

The contract may not be available in all states. In addition, certain features and benefits described in this Prospectus may vary in your state and may not be available at the time you purchase the contract. See Appendix V later in this Prospectus. All features and benefits may not be available in all contracts or from all selling broker-dealers. You may contact us to purchase any version of the contract if a version is not offered by the selling broker-dealer. We have the right to restrict availability of any optional feature or benefit. Not all optional features and benefits may be available in combination with other optional features and benefits. We can refuse to accept any application or contribution from you at any time, including after you purchase the contract. IF YOU ELECT ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S).
-------------
(1)The account for special dollar cost averaging is only available with Series B and Series L contracts. The account for special money market dollar cost averaging is only available with Series C and Series CP(R) contracts.

In order to purchase certain benefits, you must select specified investment options. See "What are your investment options under the contract?" and "Allocating your contributions" in "Contract features and benefits" later in this Prospectus for more information on applicable allocation requirements.

TYPES OF CONTRACTS. We offer the contracts for use as:

..   A nonqualified annuity ("NQ") for after-tax contributions only.

..   An individual retirement annuity ("IRA"), either traditional IRA or Roth
    IRA.

..   Traditional and Roth Inherited IRA beneficiary continuation contract
    ("Inherited IRA") (direct transfer and specified direct rollover contributions only).

..   An annuity that is an investment vehicle for a qualified plan ("QP")
    (whether defined contribution or defined benefits; transfer contributions only).

Not all types of contracts are available with each version of the Retirement Cornerstone(R) Series contracts. See "Rules regarding contributions to your contract" in "Appendix IX" for more information.

The optional guaranteed benefits under the contract include: (i) the Guaranteed income benefit ("GIB"), (ii) the Return of Principal death benefit; (iii) the Annual Ratchet death benefit; and (iv) the "Greater of" death benefit (collectively, the "Guaranteed benefits").


The registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2016, is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ 07096-1547 or calling 1-800-789-7771. The SAI is incorporated by this reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER
AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                                                  #92000/RC 1.0

Our variable investment options are subaccounts offered through Separate Account No. 70. Each variable investment option, in turn, invests in a corresponding securities portfolio ("Portfolio") of one of the trusts (the "Trusts"). Below is a complete list of the variable investment options:

VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------
.. 7Twelve Balanced Portfolio
.. All Asset Aggressive-Alt 25
.. All Asset Growth-Alt 20
.. All Asset Moderate Growth-Alt 15

.. AB VPS Balanced Wealth Strategy
.. AB VPS International Growth

.. American Century VP Large Company Value
.. American Century VP Mid Cap Value
.. American Funds Insurance Series(R) Bond Fund/SM/
.. American Funds Insurance Series(R) Global Small Capitalization Fund/SM/ .. American Funds Insurance Series(R) Managed Risk Asset Allocation FundSM .. American Funds Insurance Series(R) New World Fund(R)
.. AXA 400 Managed Volatility/(1)/
.. AXA 500 Managed Volatility/(1)/
.. AXA 2000 Managed Volatility/(1)/

.. AXA/AB Dynamic Moderate Growth/(1)/
.. AXA/AB Small Cap Growth

.. AXA Aggressive Allocation
.. AXA Balanced Strategy/(1)/
.. AXA Conservative Growth Strategy/(1)/
.. AXA Conservative Strategy/(1)/
.. AXA/Franklin Balanced Managed Volatility
.. AXA/Franklin Small Cap Value Managed Volatility
.. AXA/Franklin Templeton Allocation Managed Volatility
.. AXA Global Equity Managed Volatility
.. AXA Growth Strategy/(1)/
.. AXA International Core Managed Volatility
.. AXA International Managed Volatility/(1)/
.. AXA International Value Managed Volatility
.. AXA Large Cap Growth Managed Volatility
.. AXA Large Cap Value Managed Volatility
.. AXA/Loomis Sayles Growth
.. AXA Mid Cap Value Managed Volatility
.. AXA Moderate Allocation
.. AXA Moderate Growth Strategy/(1)/
.. AXA Moderate-Plus Allocation
.. AXA/Mutual Large Cap Equity Managed Volatility
.. AXA Natural Resources

.. AXA Real Estate/(2)/

.. AXA/Templeton Global Equity Managed Volatility
.. BlackRock Global Allocation V.I. Fund
.. BlackRock Large Cap Growth V.I. Fund
.. EQ/BlackRock Basic Value Equity
.. EQ/Boston Advisors Equity Income
.. EQ/Capital Guardian Research
.. EQ/Common Stock Index
.. EQ/Core Bond Index/(1)/
.. EQ/Emerging Markets Equity PLUS
.. EQ/Equity 500 Index
.. EQ/GAMCO Mergers and Acquisitions
.. EQ/GAMCO Small Company Value
.. EQ/Global Bond PLUS
.. EQ/High Yield Bond
.. EQ/Intermediate Government Bond/ (1)/
.. EQ/International Equity Index


.. EQ/Invesco Comstock
.. EQ/JPMorgan Value Opportunities
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Value Index
.. EQ/MFS International Growth
.. EQ/Mid Cap Index
.. EQ/Money Market
.. EQ/Morgan Stanley Mid Cap Growth
.. EQ/Oppenheimer Global
.. EQ/PIMCO Global Real Return
.. EQ/PIMCO Ultra Short Bond


.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. EQ/Wells Fargo Omega Growth
.. Fidelity(R) VIP Asset Manager: Growth
.. Fidelity(R) VIP Contrafund(R)
.. Fidelity(R) VIP Freedom 2015
.. Fidelity(R) VIP Freedom 2020
.. Fidelity(R) VIP Freedom 2025
.. Fidelity(R) VIP Freedom 2030
.. Fidelity(R) VIP Mid Cap
.. Fidelity(R) VIP Strategic Income
.. First Trust/Dow Jones Dividend & Income Allocation Portfolio
.. Franklin Founding Funds Allocation VIP
.. Franklin Income VIP
.. Franklin Mutual Shares VIP
.. Franklin Rising Dividends VIP
.. Franklin Strategic Income VIP
.. Goldman Sachs VIT Mid Cap Value
.. Guggenheim VIF Global Managed Futures Strategy Fund
.. Guggenheim VIF Multi-Hedge Strategies Fund
.. Invesco V.I. American Franchise
.. Invesco V.I. Diversified Dividend
.. Invesco V.I. Global Real Estate
.. Invesco V.I. High Yield
.. Invesco V.I. International Growth
.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity
.. Ivy Funds VIP Asset Strategy
.. Ivy Funds VIP Dividend Opportunities
.. Ivy Funds VIP Energy
.. Ivy Funds VIP Global Natural Resources
.. Ivy Funds VIP High Income
.. Ivy Funds VIP Mid Cap Growth
.. Ivy Funds VIP Science and Technology
.. Ivy Funds VIP Small Cap Growth
.. Lazard Retirement Emerging Markets Equity
.. Lord Abbett Bond Debenture
.. Lord Abbett Classic Stock
.. Lord Abbett Growth Opportunities
.. MFS(R) International Value
.. MFS(R) Investors Trust Series
.. MFS(R) Massachusetts Investors Growth Stock
.. MFS(R) Technology
.. MFS(R) Utilities Series
.. PIMCO CommodityRealReturn(R) Strategy
.. PIMCO Emerging Markets Bond
.. PIMCO Real Return
.. PIMCO Total Return
.. ProFund VP Bear
.. ProFund VP Biotechnology
.. T.Rowe Price Health Sciences Portfolio II
.. Templeton Developing Markets VIP
.. Templeton Foreign VIP
.. Templeton Global Bond VIP
.. Templeton Growth VIP

.. VanEck VIP Global Hard Assets

--------------------------------------------------------------------------------
(1)This variable investment option is also available as a Guaranteed benefit variable investment option should you elect a Guaranteed benefit and wish to fund it. The Guaranteed benefit variable investment option versions of these funds will be identified with the prefix "GB". For more information, please see "What are your investment options under the contract?" under "Contract features and benefits" later in this Prospectus.

(2)Formerly known as EQ/Real Estate PLUS.


Your investment results in a variable investment option will depend on the investment performance of the related Portfolio. At any time, we have the right to limit or terminate your contributions, allocations and transfers to any of the variable investment options. IF YOU ELECT ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). ALSO, WE LIMIT THE NUMBER OF VARIABLE INVESTMENT OPTIONS THAT YOU MAY ELECT.

THE CONTRACT IS NO LONGER AVAILABLE FOR NEW PURCHASERS. The contract is no longer being sold. This Prospectus is designed for current contract owners. In addition to the possible state variations noted above, you should note that your contract features and charges may vary depending on the date on which you purchased your contract. For more information about the particular features, charges and options applicable to you, please contact your financial professional or refer to your contract for contract variation information and timing. You may not change your contract or its features as issued.

Contents of this Prospectus

--------------------------------------------------------------------------------


             Index of key words and phrases                      5
             Who is AXA Equitable?                               7
             How to reach us                                     8
             Retirement Cornerstone(R) Series at a glance --
               key features                                     10

             ------------------------------------------------------
             FEE TABLE                                          13
             ------------------------------------------------------

             Examples                                           15
             Condensed financial information                    16

             ------------------------------------------------------
             1. CONTRACT FEATURES AND BENEFITS                  17
             ------------------------------------------------------
             How you can purchase and contribute to your
               contract                                         17
             Owner and annuitant requirements                   17
             How you can make your contributions                18
             What are your investment options under the
               contract?                                        19
             Portfolios of the Trusts                           21
             Allocating your contributions                      33
             Dollar cost averaging                              35
             Credits (FOR SERIES CP(R) CONTRACTS)               37
             Guaranteed minimum death benefit and Guaranteed
               income benefit base                              39
             How withdrawals affect your Guaranteed benefits    41
             Guaranteed income benefit                          42
             Death benefit                                      46
             Dropping a Guaranteed benefit                      47
             Guaranteed benefit offers                          47
             Inherited IRA beneficiary continuation contract    48
             Your right to cancel within a certain number of
               days                                             49

             ------------------------------------------------------
             2. DETERMINING YOUR CONTRACT'S VALUE               50
             ------------------------------------------------------
             Your account value and cash value                  50
             Your contract's value in the variable investment
               options                                          50
             Your contract's value in the guaranteed interest
               option                                           50
             Your contract's value in the account for special
               dollar cost averaging                            50
             Effect of your account values falling to zero      50


-------------
"We," "our," and "us" refer to AXA Equitable.
When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

                          CONTENTS OF THIS PROSPECTUS

             ------------------------------------------------------
             3. TRANSFERRING YOUR MONEY AMONG INVESTMENT
               OPTIONS                                          52
             ------------------------------------------------------
             Transferring your account value                    52
             Disruptive transfer activity                       53
             Rebalancing among your Non-Guaranteed benefit
               variable investment options and guaranteed
               interest option                                  54

             ------------------------------------------------------
             4. ACCESSING YOUR MONEY                            56
             ------------------------------------------------------
             Withdrawing your account value                     56
             How withdrawals are taken from your Total account
               value                                            59
             Withdrawals treated as surrenders                  60
             Surrendering your contract to receive its cash
               value                                            60
             When to expect payments                            60
             Your annuity payout options                        61

             ------------------------------------------------------
             5. CHARGES AND EXPENSES                            64
             ------------------------------------------------------
             Charges that AXA Equitable deducts                 64
             Charges that the Trusts deduct                     67
             Group or sponsored arrangements                    67
             Other distribution arrangements                    68

             ------------------------------------------------------
             6. PAYMENT OF DEATH BENEFIT                        69
             ------------------------------------------------------
             Your beneficiary and payment of benefit            69
             Non-spousal joint owner contract continuation      70
             Spousal continuation                               70
             Beneficiary continuation option                    71

             ------------------------------------------------------
             7. TAX INFORMATION                                 73
             ------------------------------------------------------
             Overview                                           73
             Contracts that fund a retirement arrangement       73
             Transfers among investment options                 73
             Taxation of nonqualified annuities                 73
             Individual retirement arrangements (IRAs)          76
             Traditional individual retirement annuities
               (traditional IRAs)                               76
             Roth individual retirement annuities (Roth IRAs)   81
             Federal and state income tax withholding and
               information reporting                            84
             Special rules for contracts funding qualified
               plans                                            84
             Impact of taxes to AXA Equitable                   84

             ------------------------------------------------------
             8. MORE INFORMATION                                85
             ------------------------------------------------------
             About Separate Account No. 70                      85
             About the Trusts                                   85
             About the general account                          85
             About other methods of payment                     86
             Dates and prices at which contract events occur    86
             About your voting rights                           87
             Cybersecurity                                      87
             Misstatement of age                                88
             Statutory compliance                               88
             About legal proceedings                            88


             Financial statements                               88
             Transfers of ownership, collateral assignments,
               loans and borrowing                              88
             About Custodial IRAs                               89
             How divorce may affect your guaranteed benefits    89
             Distribution of the contracts                      89

             ------------------------------------------------------
             APPENDICES
             ------------------------------------------------------

             I   --   Condensed financial information                I-1
            II   --   Purchase considerations for QP contracts      II-1
           III   --   Guaranteed benefit base examples             III-1
            IV   --   Hypothetical illustrations                    IV-1
             V   --   State contract availability and/or
                        variations of certain features and
                        benefits                                     V-1
            VI   --   Examples of Automatic payment plans           VI-1
           VII   --   Examples of how withdrawals affect your
                        Guaranteed benefit bases                   VII-1
          VIII   --   Contract variations                         VIII-1
            IX   --   Rules regarding contributions to your
                        contract                                    IX-1

          ---------------------------------------------------------------
          STATEMENT OF ADDITIONAL INFORMATION
            Table of contents
          ---------------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this Prospectus.


                                                               PAGE

            account for special dollar cost averaging           33
            account for special money market dollar cost
              averaging                                         36
            administrative charge                               64
            annual administrative charge                        65
            Annual Ratchet to age 85 benefit base               39
            Annual Ratchet to age 95 benefit base               39
            Annual Ratchet death benefit                        67
            Annual Roll-up rate                                 43
            Annual withdrawal amount                            43
            annuitant                                           17
            annuitization                                       61
            annuity maturity date                               62
            annuity payout options                              61
            automatic investment program                        86
            beneficiary                                         69
            Beneficiary continuation option                     71
            business day                                        86
            cash value                                          50
            charges for state premium and other applicable
              taxes                                             67
            contract date                                       18
            contract date anniversary                           18
            contract year                                       18
            contributions to Roth IRAs                          81
               regular contributions                            81
               rollovers and direct transfers                   81
               conversion rollover contributions                81
            contributions to traditional IRAs                   76
               regular contributions                            76
               rollovers and direct transfers                   81
            Credit                                              37
            Custom Selection Rules                              33
            disability, terminal illness or confinement to
              nursing home                                      66
            disruptive transfer activity                        53
            distribution charge                                 64
            ERISA                                               68
            fixed-dollar option                                 37
            free look                                           49
            free withdrawal amount                              66
            general account                                     85
            general dollar cost averaging                       37
            guaranteed interest option                          33
            Guaranteed benefit account value                    50
            Guaranteed benefit variable investment options      19
            Guaranteed minimum death benefits                   46


                                                               PAGE
            Guaranteed minimum death benefit and Guaranteed
              income benefit base                               39
            GIB Roll-up benefit base and Roll-up to age
              85 benefit base reset                             40
            GIB Roll-up benefit base                            40
            Guaranteed income benefit                           42
            Guaranteed income benefit charge                    67
            Inherited IRA                                        1
            investment options                                   1
            Investment simplifier                               37
            IRA                                                  1
            IRS                                                 73
            lifetime required minimum distribution withdrawals  58
            market timing                                       53
            Mortality and expense risks charge                  64
            Non-Guaranteed benefit account value                50
            Non-Guaranteed benefit variable investment options  19
            Non-qualified annuity ("NQ ")                        1
            Online Account Access                                8
            partial withdrawals and surrenders                  57
            Portfolio                                            2
            processing office                                    8
            Qualified Plan ("QP")                                1
            rebalancing                                         54
            Renewal rate                                        43
            Roth IRA                                             1
            SAI                                                  1
            Separate Account No. 70                             85
            Special DCA program                                 35
            special dollar cost averaging                       35
            special money market dollar cost averaging          36
            Spousal continuation                                70
            substantially equal withdrawals                     58
            systematic account sweep program                    54
            systematic withdrawals                              57
            ten-year Treasuries formula rate                    43
            Total account value                                 50
            traditional IRA                                      1
            Trusts                                              85
            unit                                                35
            variable investment options                         20
            wire transmittals and electronic applications       86
            withdrawal charge                                   65

                        INDEX OF KEY WORDS AND PHRASES

We sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract or supplemental materials.

-----------------------------------------------------------------------------
 PROSPECTUS                            CONTRACT OR SUPPLEMENTAL MATERIALS
-----------------------------------------------------------------------------
Total account value                    Annuity Account Value

unit                                   Accumulation Unit

Guaranteed income benefit              Guaranteed Minimum Income Benefit

Guaranteed minimum death benefit       Guaranteed death benefit

guaranteed interest option             Guaranteed Interest Account

Guaranteed benefit account value       Guaranteed Benefit Annuity Account
                                       Value

Guaranteed benefit variable            Guaranteed Benefit Account
investment options and contributions
to a Special DCA program designated
for the Guaranteed benefit variable
investment options

Non-Guaranteed benefit account value   Non-Guaranteed Benefit Annuity
                                       Account Value

Non-Guaranteed benefit variable        Long-Term Accumulation Account
investment options, the guaranteed
interest option and contributions to
a Special DCA program designated for
the Non-Guaranteed benefit variable
investment options
-----------------------------------------------------------------------------

                        INDEX OF KEY WORDS AND PHRASES

Who is AXA Equitable?

--------------------------------------------------------------------------------


We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $573.0 billion in assets as of December 31, 2015. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable, or delayed or discontinued. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:
--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITH CHECKS:

FOR CONTRIBUTIONS SENT BY REGULAR MAIL:

  Retirement Service Solutions
  P.O. Box 1577
  Secaucus, NJ 07096-1577

FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:

  Retirement Service Solutions
  500 Plaza Drive, 6th Floor
  Secaucus, NJ 07094
--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITHOUT CHECKS:

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

  Retirement Service Solutions
  500 Plaza Drive, 6th Floor
  Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.
--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:

..   written confirmation of financial transactions and certain non-financial transactions, including termination of a systematic withdrawal option;

..   statement of your contract values at the close of each calendar year, and any calendar quarter in which there was a financial transaction; and

..   annual statement of your contract values as of the close of the contract year.
--------------------------------------------------------------------------------

 ONLINE ACCOUNT ACCESS SYSTEM:


Online Account Access is designed to provide this information through the Internet. You can obtain information on:


..   your current Total account value, Guaranteed benefit account value, and
    Non-Guaranteed benefit account value;

..   your current allocation percentages;

..   the number of units you have in the variable investment options;

..   the daily unit values for the variable investment options; and


..   performance information regarding the variable investment options.


You can also:

..   change your allocation percentages and/or transfer among the investment options subject to certain restrictions;

..   elect to receive certain contract statements electronically;


..   enroll in, modify or cancel a rebalancing program of your Non- Guaranteed benefit account value;

..   request a quote of your Annual withdrawal amount;

..   change your address;

..   change your Online Account Access password; and

..   access Frequently Asked Questions and Service Forms.

Online Account Access is normally available seven days a week, 24 hours a day. You may access Online Account Access by visiting our website at www.axa.com. Of course, for reasons beyond our control, this service may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by the Internet are genuine. For example, we will require certain personal identification information before we will act on Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to this service if we determine that you engaged in a disruptive transfer activity, such as "market timing." See "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus for more information.

                             WHO IS AXA EQUITABLE?

--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on the following business days.

..   Monday through Thursday from 8:30 a.m. until 7:00 p.m., Eastern time.

..   Friday from 8:30 a.m. until 5:30 p.m., Eastern time.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1)authorization for telephone transfers by your financial professional;

(2)conversion of a traditional IRA to a Roth IRA contract;

(3)election of the automatic investment program;

(4)tax withholding elections (see withdrawal request form);

(5)election of the beneficiary continuation option;

(6)election of a predetermined form of death benefit payout;

(7)IRA contribution recharacterizations;

(8)Section 1035 exchanges;

(9)direct transfers and specified direct rollovers;

(10)requests to opt out of an automatic reset that is subject to an increase in a charge or reinstate automatic resets for both your Roll-up to age 95 benefit base ("GIB Roll-up benefit base") and your Roll-up to age 85 benefit base (together, the "Roll-up benefit bases");

(11)death claims;

(12)change in ownership (NQ only, if available under your contract);

(13)purchase by, or change of ownership to, a non-natural owner;

(14)requests for enrollment in either our Maximum payment plan or Customized payment plan under the Guaranteed income benefit;

(15)requests to drop your Guaranteed income benefit or your Guaranteed minimum death benefit;

(16)requests to collaterally assign your NQ contract;


(17)requests to transfer, re-allocate, rebalance, make subsequent contributions and change your future allocations (except that certain transactions may be permitted through the Online Account Access system);


(18)requests to enroll in or cancel the systematic account sweep program;

(19)transfers into and among the investment options; and

(20)requests for withdrawals.

WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)beneficiary changes;

(2)contract surrender;

(3)general dollar cost averaging (including the fixed dollar and interest sweep options);

(4)special dollar cost averaging (if available); and

(5)special money market dollar cost averaging (if available).

TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)automatic investment program;

(2)general dollar cost averaging (including the fixed dollar and interest sweep options);

(3)special dollar cost averaging (if available);

(4)special money market dollar cost averaging (if available);

(5)substantially equal withdrawals;

(6)systematic withdrawals;

(7)the date annuity payments are to begin; and

(8)RMD payments from inherited IRAs.

TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION AT LEAST ONE CALENDAR DAY PRIOR TO YOUR CONTRACT DATE ANNIVERSARY:

(1)opt out of an automatic reset of a Roll-up benefit base that is subject to an increase in a charge.

                              -------------------

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.

SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, both must sign.

                             WHO IS AXA EQUITABLE?

Retirement Cornerstone(R) Series at a glance -- key features

--------------------------------------------------------------------------------

FOUR CONTRACT SERIES  This Prospectus describes four series of the Retirement
                      Cornerstone(R) contract -- Series B, Series CP(R), Series
                      L, and Series C (together "the Retirement Cornerstone(R)
                      Series"). Each series provides for the accumulation of retirement savings and income, offers income and death benefit protection, and offers various payout options.
                      Also, each series offers the Guaranteed income benefit and Guaranteed minimum death benefits.

                      Each series provides a different charge structure. For details, please see the summary of the contract features below, the "Fee table" and "Charges and expenses" later in this Prospectus.

                      Each series is subject to different contribution rules, which are described in "Contribution amounts" later in this section and in "How you can purchase and contribute to your contract" in "Contract features and benefits" and "Rules regarding contributions to your contract" in "Appendix IX" later in this Prospectus.

                      The chart below shows the availability of key features under each series of the contract.

                              SERIES B  SERIES CP(R)  SERIES L  SERIES C
       ------------------------------------------------------------------
       Special dollar cost      Yes         No          Yes       No
       averaging
       ------------------------------------------------------------------
       Special money market     No          Yes         No        Yes
       dollar cost averaging
       ------------------------------------------------------------------
       Credits                  No          Yes         No        No

                            Throughout the Prospectus, any differences among the contract series are identified.

                            You should work with your financial professional to decide which series of the contract may be appropriate for you
                            based on a thorough analysis of your particular insurance
                            needs, financial objectives, investment goals, time
                            horizons and risk tolerance.
----------------------------------------------------------------------------------------
PROFESSIONAL INVESTMENT     The Retirement Cornerstone(R) Series' variable investment
MANAGEMENT                  options invest in different Portfolios managed by
                            professional investment advisers.
----------------------------------------------------------------------------------------
GUARANTEED INTEREST OPTION  .   Principal and interest guarantees.
                            .   Interest rates set periodically.
----------------------------------------------------------------------------------------
TAX CONSIDERATIONS          .   No tax on earnings inside the contract until you make
                                withdrawals from your contract or receive annuity
                                payments.
                            ------------------------------------------------------------
                            .   No tax on transfers among investment options inside the
                                contract.
                            ------------------------------------------------------------
                            If you are purchasing or contributing to an annuity
                            contract which is an Individual Retirement Annuity (IRA) , or to fund an employer retirement plan (QP or Qualified
                            Plan), you should be aware that such annuities do not
                            provide tax deferral benefits beyond those already provided by the Internal Revenue Code for these types of
                            arrangements. Before purchasing or contributing to one of
                            the contracts, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits
                            and costs of these annuities compared with any other
                            investment that you may use in connection with your
                            retirement plan or arrangement. Depending on your personal situation, the contract's guaranteed benefits may have
                            limited usefulness because of required minimum
                            distributions ("RMDs").
----------------------------------------------------------------------------------------
GUARANTEED INCOME BENEFIT   The GIB guarantees, subject to certain restrictions, annual
("GIB")                     lifetime payments ("Lifetime GIB payments"), which will
                            begin automatically at the earliest of (i) the contract
                            date anniversary following the date your Guaranteed benefit account value falls to zero, except as the result of a
                            withdrawal in excess of the Annual withdrawal amount
                            ("Excess withdrawal"); (ii) the contract date anniversary
                            following the 95th birthday; and (iii) the contract's
                            maturity date. Lifetime GIB payments can be on a single or joint life basis. An Excess withdrawal that reduces your
                            Guaranteed benefit account value to zero will cause your
                            benefit to terminate. Lifetime GIB payments are based on
                            your GIB benefit base, which is the greater of your GIB
                            Roll-up and your Annual Ratchet to age 95 benefit bases.
                            Beginning in the second contract year, and prior to the
                            beginning of your Lifetime GIB payments, the GIB allows you to take certain withdrawals (your "Annual withdrawal
                            amount") that do not reduce your GIB benefit base, provided your GIB Roll-up benefit base exceeds your Annual Ratchet
                            to age 95 benefit base at the time of the withdrawal.
                            However, if your Annual Ratchet to age 95 benefit base
                            exceeds your GIB Roll-up benefit base at the time of the
                            withdrawal, any withdrawal will reduce your GIB
----------------------------------------------------------------------------------------

         RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

                          benefit base. See "Guaranteed minimum death benefit and
                          Guaranteed income benefit base," as well as "Lifetime GIB
                          payments" and "Annual withdrawal amount" under "Guaranteed income benefit" in "Contract features and benefits" later
                          in this Prospectus. Investment restrictions apply.
--------------------------------------------------------------------------------------
GUARANTEED MINIMUM DEATH  .   Return of Principal death benefit
BENEFITS ("GMDB")         .   Annual Ratchet death benefit
                          .   "Greater of" death benefit (can only be elected in
                              combination with the GIB)
--------------------------------------------------------------------------------------
CONTRIBUTION AMOUNTS      The chart below shows the minimum initial and, in
                          parenthesis, subsequent contribution amounts under the
                          contracts. Please see "Rules regarding contributions to
                          your contract" in "Appendix IX" for more information,
                          including important limitations on contributions.

                            SERIES B           SERIES CP(R)        SERIES L            SERIES C
----------------------------------------------------------------------------------------------------------
NQ                          $5,000($500)/(1)/  $10,000($500)/(1)/  $10,000($500)/(1)/  $25,000($500)/(1)/
----------------------------------------------------------------------------------------------------------
Traditional or Roth IRA     $5,000($50)/(1)/   $10,000($50)/(1)/   $10,000($50)/(1)/   $25,000($50)/(1)/
----------------------------------------------------------------------------------------------------------
Inherited IRA Beneficiary   $5,000($1,000)     n/a                 $10,000($1,000)     $25,000($1,000)
continuation contract
(traditional IRA or Roth
IRA) ("Inherited IRA")
----------------------------------------------------------------------------------------------------------
QP                          $5,000($500)       $10,000($500)       $10,000($500)       n/a
----------------------------------------------------------------------------------------------------------
/(1)/$100 monthly and $300 quarterly under our automatic investment program.

Maximum contribution limitations apply to all contracts. For more information, please see "How you can purchase and contribute to your contract" in "Contract features and benefits" later in this Prospectus.
----------------------------------------------------------------------------------------------------------

                               Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions,
                               including our rights to: (i) change minimum and maximum
                               contribution requirements and limitations, and (ii)
                               discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit or terminate your
                               contributions and transfers to any of the variable
                               investment options (including the Guaranteed benefit
                               variable investment options) and to limit the number of
                               variable investment options which you may elect.
-------------------------------------------------------------------------------------------
CREDIT                         You allocate your contributions among the available
(SERIES CP(R) CONTRACTS ONLY)  investment options. We allocate a Credit to the corresponding investment options at the same time. The
                               Credit will apply to subsequent contribution amounts only
                               to the extent that those amounts exceed total withdrawals
                               from the contract. The amount of Credit is either 4% or 5%
                               of each contribution, depending on certain factors. The
                               Credit is subject to recovery by us in certain limited
                               circumstances.
-------------------------------------------------------------------------------------------
ACCESS TO YOUR MONEY           .   Partial withdrawals
                               .   Several options for withdrawals on a periodic basis
                               .   Contract surrender
                               .   Maximum payment plan (only under contracts with GIB)
                               .   Customized payment plan (only under contracts with GIB)
                               You may incur a withdrawal charge for certain withdrawals
                               or if you surrender your contract. You may also incur
                               income tax and a tax penalty. Certain withdrawals will
                               diminish the value of any Guaranteed benefits you elect.
-------------------------------------------------------------------------------------------
PAYOUT OPTIONS                 .   Fixed annuity payout options
-------------------------------------------------------------------------------------------
ACCOUNT VALUES                 NON-GUARANTEED BENEFIT ACCOUNT VALUE
                               .   Non-Guaranteed benefit variable investment options
                               .   Guaranteed interest option
                               .   Amounts in a Special DCA program designated for
                                   Non-Guaranteed benefit variable investment options or
                                   the guaranteed interest option
                               ------------------------------------------------------------
                               GUARANTEED BENEFIT ACCOUNT VALUE
                               .   Guaranteed benefit variable investment options
                               .   Amounts in a Special DCA program designated for
                                   Guaranteed benefit variable investment options
-------------------------------------------------------------------------------------------

         RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

---------------------------------------------------------------------------------------
ADDITIONAL FEATURES        .   Dollar cost averaging programs
                           .   Automatic investment program
                           .   Automatic quarterly rebalancing (for the Guaranteed
                               benefit variable investment options)
                           .   Optional rebalancing (for amounts in the Non-Guaranteed
                               benefit variable investment options and guaran- teed
                               interest option.)
                           .   Systematic account sweep program (four options for
                               transfers from the Non-Guaranteed benefit account value
                               to the Guaranteed benefit account value)
                           .   Transfers among investment options at no charge
                               (subject to limitations)
                           .   Waiver of withdrawal charge for certain withdrawals,
                               disability, terminal illness, or confinement to a
                               nurs- ing home
                           .   Option to drop your Guaranteed benefits after issue.
                               For all contracts except Series C, this option is
                               avail- able if there are no withdrawal charges in
                               effect for any contributions. For Series C contracts,
                               you cannot drop your Guaranteed benefit(s) until the
                               later of: (i) four years from the date we issue the
                               contract, or (ii) the contract date anniversary
                               following the first contribution or transfer to the
                               Guaranteed benefit account value. Based on these
                               conditions, you may not be able to drop your Guaranteed
                               benefits for several years.
                           .   Spousal continuation
                           .   Beneficiary continuation option
                           .   Roll-up to age 85 benefit base and GIB Roll-up benefit
                               base resets
---------------------------------------------------------------------------------------
FEES AND CHARGES           Please see "Fee table" later in this section for complete
                           details.
---------------------------------------------------------------------------------------
OWNER AND ANNUITANT ISSUE  Please see "Rules regarding contributions to your contract"
AGES                       in "Appendix IX" for owner and annuitant issue ages
                           applicable to your contract.
---------------------------------------------------------------------------------------
YOUR RIGHT TO CANCEL       To exercise your cancellation right you must mail the
                           contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you
                           receive it. If state law requires, this "free look" period may be longer. See "Your right to cancel within a certain
                           number of days" in "Contract features and benefits" later
                           in this Prospectus for more information.
---------------------------------------------------------------------------------------
GUARANTEED BENEFIT OFFERS  From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain
                           guaranteed benefits. See "Guaranteed benefit offers" in
                           "Contract features and benefits" for more information.
---------------------------------------------------------------------------------------

THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS MAY VARY IN YOUR STATE; ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS, IN ALL STATES OR FROM ALL SELLING BROKER-DEALERS. YOU MAY CONTACT US TO PURCHASE ANY VERSION OF THE CONTRACT IF A VERSION IS NOT OFFERED BY THE SELLING BROKER-DEALER. PLEASE SEE APPENDIX V LATER IN THIS PROSPECTUS FOR MORE INFORMATION ON STATE AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS.

For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The Prospectus should be read carefully before investing. Please feel free to speak with your financial professional, or call us, if you have any questions.

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, and have fees and charges, that are different from those in the contracts offered by this Prospectus. Not every contract we issue, including some described in this Prospectus, is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether one or more optional benefits are appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

         RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals, transfers or request special services. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply./(1)/

CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of
contributions withdrawn (deducted if you
surrender your contract or make certain
withdrawals or apply your cash value to certain    SERIES B SERIES CP(R) SERIES L SERIES C
payout options)./(2)/                              7.00%    8.00%/(6)/   8.00%    N/A

Charge for each additional transfer in excess of             Maximum Charge: $35
12 transfers per contract year:/(3)/                         Current Charge: $0


SPECIAL SERVICE CHARGES:

..   Wire transfer charge                           Current and Maximum Charge:        $90

..   Express mail charge                            Current and Maximum Charge:        $35

..   Duplicate contract charge                      Current and Maximum Charge:        $35/(4)/
-----------------------------------------------------------------------------------------------


The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.

CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT
DATE ANNIVERSARY
--------------------------------------------------------------
Maximum annual administrative charge/(5)/
   If your account value on a contract date
   anniversary is less than $50,000/(6)/             $30

   If your account value on a contract date
   anniversary is $50,000 or more                    $0


CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL PERCENTAGE
OF DAILY NET ASSETS
------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES /(7)/:            SERIES B SERIES CP(R) SERIES L SERIES C
                                                   -------- ---------    -------- --------
Mortality and expense risks                        0.80%    0.95%        1.10%    1.10%
Administrative                                     0.30%    0.35%        0.30%    0.25%
Distribution                                       0.20%    0.25%        0.25%    0.35%
                                                   -----    -----        -----    -----
Total separate account annual expenses             1.30%    1.55%        1.65%    1.70%


CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE EACH YEAR IF YOU
ELECT ANY OF THE FOLLOWING OPTIONAL BENEFITS
----------------------------------------------------------------------------------
GUARANTEED MINIMUM DEATH BENEFIT CHARGE
(Calculated as a percentage of the applicable
benefit base./(8) /Deducted annually/(9) /on each
contract date anniversary for which the benefit
is in effect.)

   Return of Principal death benefit                 No Additional Charge

   Annual Ratchet death benefit                      0.25% (current and maximum)
----------------------------------------------------------------------------------
"Greater of" death benefit

   Maximum Charge (IF THE ROLL-UP TO AGE 85
   BENEFIT BASE RESETS, WE RESERVE THE RIGHT TO
   INCREASE YOUR CHARGE UP TO):                      1.05%

   Current Charge:                                   0.90%
----------------------------------------------------------------------------------

                                   FEE TABLE

----------------------------------------------------------------
GUARANTEED INCOME BENEFIT CHARGE (Calculated as a
percentage of the GIB benefit base/(8)/. Deducted
annually/(9) /on each contract date anniversary
for which the benefit is in effect.)

   Maximum Charge (IF THE GIB ROLL-UP BENEFIT
   BASE RESETS, WE RESERVE
   THE RIGHT TO INCREASE YOUR CHARGE UP TO):         1.20%

   Current Charge:                                   0.90%
----------------------------------------------------------------


You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for the Portfolio.


PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2015 (expenses that are deducted from Portfolio  Lowest Highest
assets including management fees, 12b-1 fees, service fees, and/or other expenses)/(*)/        0.61%  2.47%
-------------------------------------------------------------------------------------------------------------


Notes:


(*)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2015, if applicable, and for the underlying Portfolios. Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2017 ("Expense Limitation Arrangement") (unless the Trust's Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2017. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.



PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
---------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2015 after the effect of Expense Limitation  Lowest Highest
Arrangements/(10)/                                                                         0.61%  2.43%
---------------------------------------------------------------------------------------------------------


   For complete information regarding the Expense Limitation Arrangements see the prospectuses for the underlying Portfolios.

(1)The current tax charge that might be imposed varies by jurisdiction and currently ranges from 0% to 3.5%.

(2)Deducted upon a withdrawal of amounts in excess of the free withdrawal amount, if applicable:

   The withdrawal charge percentage we use is determined by the contract year in which you make the withdrawal, surrender your contract to receive its cash value, or surrender your contract to apply your cash value to a non-life contingent annuity payment option. For each contribution, we consider the contract year in which we receive that contribution to be "contract year 1").

Contract Year  Series B Series CP(R) Series L
-------------  -------- ------------ --------
    1.........  7.00%      8.00%      8.00%
    2.........  7.00%      8.00%      7.00%
    3.........  6.00%      7.00%      6.00%
    4.........  6.00%      6.00%      5.00%
    5.........  5.00%      5.00%      0.00%
    6.........  3.00%      4.00%      0.00%
    7.........  1.00%      3.00%      0.00%
    8.........  0.00%      2.00%      0.00%
    9.........  0.00%      1.00%      0.00%
    10+.......  0.00%      0.00%      0.00%

(3)Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See "Transfer charge" in "Charges and expenses" later in this Prospectus.


(4)This charge is currently waived. This waiver may be discontinued at any time, with or without notice.

(5)If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year.

(6)During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(7)In connection with the separate account annual expenses, these charges compensate us for certain risks we assume and expenses we incur under the contract. We expect to make a profit from these charges. For Series CP(R) contracts, both the separate account annual expenses and the withdrawal charge compensate us for the expense associated with the Credit.

(8)The benefit base is not an account value or cash value. Your initial benefit base is equal to your initial contributions or transfer to the Guaranteed benefit variable investment options and amounts in a Special DCA program designated for transfers to the Guaranteed benefit variable investment options. For Series CP(R) contracts, your initial benefit base does not include the Credit. Subsequent adjustments to the applicable benefit base may result in a benefit base that is significantly different from your total contributions or future transfers to, or account value in, the Guaranteed benefit account value. See "Guaranteed minimum death benefit and Guaranteed income benefit base" in "Contract features and benefits" later in this Prospectus.

(9)If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(10)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2015, if applicable, and for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index Portfolio. The "Highest" represents the total annual operating expenses of the Guggenheim VIF Multi-Hedge Strategies Portfolio. For more information, see the prospectuses for the Portfolios.

                                   FEE TABLE

EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses).


The first example below shows the expenses that a hypothetical contract owner (who has elected the "Greater of" death benefit and the Guaranteed income benefit) would pay in the situations illustrated. These examples use an average annual administrative charge based on the charges paid in the prior calendar year, which results in an estimated administrative charge calculated as a percentage of contract value, as follows: Series B: 0.010%; Series CP(R):
0.010%; Series L: 0.004%; and Series C: 0.009%. As discussed immediately below, the example further assumes the highest minimum Annual Roll-up rate of 8% is applied to the Roll-up benefit bases annually. The example assumes the maximum charges that would apply based on a 5% return for the "Greater of" death benefit and Guaranteed income benefit, both of which are calculated as a percentage of each benefit's benefit base.


We reserve the right to declare an Annual Roll-up rate in excess of 8%. Because the "Greater of" death benefit and the GIB charges are based on their respective benefit bases, a higher Annual Roll-up rate could result in a larger GIB benefit base. The same charge applied to a larger GIB benefit base would result in higher expenses. However, since we cannot predict how high an Annual Roll-up rate might be, we have based the example on an Annual Roll-up rate of 8%, which is the highest rate available under the ten-year Treasuries formula rate. See "The ten-year Treasuries formula rate" under "Guaranteed income benefit" in "Contract features and benefits".

Amounts allocated to the Special DCA programs (as available) are not covered by these examples. The annual administrative charge and any applicable withdrawal charge do apply to amounts allocated to the Special DCA programs.

The example assumes that you invest $10,000 in the Guaranteed benefit variable investment options for the time periods indicated, and that your investment has a 5% return each year. The example for Series CP(R) contracts assumes that a 4% Credit was applied to your contribution. Other than the administrative charge and the charges for the guaranteed benefits (which are described immediately above), the example also assumes separate account annual expenses and that amounts are allocated to the Guaranteed benefit variable investment options that invest in portfolios with (a) the maximum fees and expenses and (b) the minimum fees and expenses (before expense limitations). Each example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in each example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                               SERIES B
---------------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE CONTRACT AT THE END OF THE APPLICABLE
                                    END OF THE APPLICABLE TIME PERIOD               TIME PERIOD
---------------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Guaranteed benefit investment
   options                          $1,152   $2,006    $2,935    $5,390    $452    $1,406    $2,435    $5,390
---------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Guaranteed benefit investment
   options                          $1,106   $1,873    $2,718    $4,985    $406    $1,273    $2,218    $4,985
---------------------------------------------------------------------------------------------------------------


                                             SERIES CP(R)
---------------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE CONTRACT AT THE END OF THE APPLICABLE
                                    END OF THE APPLICABLE TIME PERIOD               TIME PERIOD
---------------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Guaranteed benefit investment
   options                          $1,289   $2,218    $3,119    $5,743    $489    $1,518    $2,619    $5,743
---------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Guaranteed benefit investment
   options                          $1,242   $2,080    $2,895    $5,331    $442    $1,380    $2,395    $5,331
---------------------------------------------------------------------------------------------------------------


                                               SERIES L
---------------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE CONTRACT AT THE END OF THE APPLICABLE
                                    END OF THE APPLICABLE TIME PERIOD               TIME PERIOD
---------------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Guaranteed benefit investment
   options                          $1,288   $2,112    $2,606    $5,701    $488    $1,512    $2,606    $5,701
---------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Guaranteed benefit investment
   options                          $1,243   $1,980    $2,392    $5,311    $443    $1,380    $2,392    $5,311
---------------------------------------------------------------------------------------------------------------

                                   FEE TABLE

                                               SERIES C
------------------------------------------------------------------------------------------------------------
                                                                         IF YOU SURRENDER OR DO NOT
                                    IF YOU ANNUITIZE AT THE END OF THE SURRENDER YOUR CONTRACT AT THE END OF
                                        APPLICABLE TIME PERIOD           THE APPLICABLE TIME PERIOD
------------------------------------------------------------------------------------------------------------
                                    1 YEAR    3 YEARS 5 YEARS 10 YEARS 1 YEAR   3 YEARS   5 YEARS  10 YEARS
------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Guaranteed benefit investment
   options                           N/A      $1,879  $2,983   $6,100   $494    $1,529    $2,633    $5,750
------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Guaranteed benefit
   investment options                N/A      $1,747  $2,770   $5,712   $448    $1,397    $2,420    $5,362
------------------------------------------------------------------------------------------------------------



The next example shows the expenses that a hypothetical contract owner who has not elected any optional benefits would pay in the situations illustrated. These examples use an estimated average annual administrative charge based on anticipated sales and contract sizes, which results in an estimated administrative charge calculated as a percentage of contract value, as follows:
Series B: 0.010%; Series CP(R): 0.010%; Series L: 0.004%; and Series C: 0.009%.


The example assumes amounts are allocated to the most expensive and least expensive portfolio. Amounts allocated to the guaranteed interest option and the Special DCA programs (as available) are not covered by these examples. The annual administrative charge and any applicable withdrawal charge do apply to amounts allocated to the guaranteed interest option, and the Special DCA programs.

The example assumes that you invest $10,000 in the Non-Guaranteed benefit variable investment options for the time periods indicated, and that your investment has a 5% return each year. The example for Series CP(R) contracts assumes that a 4% Credit was applied to your contribution. Other than the administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the Portfolios (before expense limitations) invested in by the Non-Guaranteed benefit variable investment options set forth in the previous charts. Each example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in each example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                               SERIES B
---------------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE CONTRACT AT THE END OF THE APPLICABLE
                                    END OF THE APPLICABLE TIME PERIOD               TIME PERIOD
---------------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $1,097   $1,803    $2,526    $4,158    $397    $1,203    $2,026    $4,158
---------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $  902   $1,223    $1,570    $2,309    $202    $  623    $1,070    $2,309
---------------------------------------------------------------------------------------------------------------


                                             SERIES CP(R)
---------------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE CONTRACT AT THE END OF THE APPLICABLE
                                    END OF THE APPLICABLE TIME PERIOD               TIME PERIOD
---------------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $1,240   $2,030    $2,734    $4,556    $440    $1,330    $2,234    $4,556
---------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $1,037   $1,430    $1,751    $2,682    $237    $  730    $1,251    $2,682
---------------------------------------------------------------------------------------------------------------


                                               SERIES L
---------------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE CONTRACT AT THE END OF THE APPLICABLE
                                    END OF THE APPLICABLE TIME PERIOD               TIME PERIOD
---------------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $1,233   $1,908    $2,194    $4,463    $433    $1,308    $2,194    $4,463
---------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $1,038   $1,332    $1,253    $2,678    $238    $  732    $1,253    $2,678
---------------------------------------------------------------------------------------------------------------


                                               SERIES C
------------------------------------------------------------------------------------------------------------
                                                                         IF YOU SURRENDER OR DO NOT
                                    IF YOU ANNUITIZE AT THE END OF THE SURRENDER YOUR CONTRACT AT THE END OF
                                        APPLICABLE TIME PERIOD           THE APPLICABLE TIME PERIOD
------------------------------------------------------------------------------------------------------------
                                    1 YEAR    3 YEARS 5 YEARS 10 YEARS 1 YEAR   3 YEARS   5 YEARS  10 YEARS
------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                        N/A      $1,674  $2,571   $4,860   $439    $1,324    $2,221    $4,510
------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                        N/A      $1,099  $1,631   $3,086   $243    $  749    $1,281    $2,736
------------------------------------------------------------------------------------------------------------


For information on how your contract works under certain hypothetical circumstances, please see Appendix IV at the end of this Prospectus.

CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this Prospectus or the Statement of Additional Information for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2015.

                                   FEE TABLE

1. Contract features and benefits

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HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call "contributions." We can refuse to accept an application from you or any contribution from you at any time, including after you purchase the contract. We require a minimum contribution amount for each type of contract purchased. Maximum contribution limitations also apply. The tables in Appendix IX summarize our current rules regarding contributions to your contract, which are subject to change. In some states, our rules may vary. Both the owner and annuitant named in the contract must meet the issue age requirements shown in the table, and contributions are based on the age of the older of the original owner and annuitant. Subsequent contributions may not be permitted in your state. Please see Appendix V later in this Prospectus for any applicable state variation.

--------------------------------------------------------------------------------
WE RESERVE THE RIGHT TO CHANGE OUR CURRENT LIMITATIONS ON YOUR CONTRIBUTIONS
AND TO DISCONTINUE ACCEPTANCE OF CONTRIBUTIONS.
--------------------------------------------------------------------------------

We currently do not accept any contribution to your contract if: (i) the aggregate contributions under one or more Retirement Cornerstone(R) Series contracts with the same owner or annuitant would then total more than $1,500,000, or (ii) the aggregate contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on certain criteria that we determine, including Guaranteed benefits, issue age, aggregate contributions, variable investment option allocations and selling broker-dealer compensation. These and other contribution limitations may not be applicable in your state. Please see Appendix V later in this Prospectus for more information on state variations.

You may not contribute or transfer more than $1,500,000 to your Guaranteed benefit variable investment options and a Special DCA program with amounts designated for the Guaranteed benefit variable options.

Once a withdrawal is taken from your Guaranteed benefit account value, you cannot make additional contributions to your Guaranteed benefit account value. You may, however, be able to continue to make transfers from your Non-Guaranteed benefit account value to the Guaranteed benefit variable investment options until such time you make a subsequent contribution to your Non-Guaranteed benefit account value.

We may accept less than the minimum initial contribution under a contract if an aggregate amount of Series B, Series L, Series CP(R), and Series C contracts, respectively, are purchased at the same time by an individual (including spouse) meets the minimum.

--------------------------------------------------------------------------------
THE "OWNER" IS THE PERSON WHO IS THE NAMED OWNER IN THE CONTRACT AND, IF AN INDIVIDUAL, IS THE MEASURING LIFE FOR DETERMINING CONTRACT BENEFITS. THE "ANNUITANT" IS THE PERSON WHO IS THE MEASURING LIFE FOR DETERMINING THE CONTRACT'S MATURITY DATE. THE ANNUITANT IS NOT NECESSARILY THE CONTRACT OWNER. WHERE THE OWNER OF A CONTRACT IS NON-NATURAL, THE ANNUITANT IS THE MEASURING LIFE FOR DETERMINING CONTRACT BENEFITS.
--------------------------------------------------------------------------------

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to:

..   Change our contribution requirements and limitations and our transfer rules, including to:

   -- increase or decrease our minimum contribution requirements and increase or decrease our maximum contribution limitations;

   -- discontinue the acceptance of subsequent contributions to the contract;

   -- discontinue the acceptance of subsequent contributions and/or transfers into one or more of the variable investment options and/or guaranteed interest option; and

   -- discontinue the acceptance of subsequent contributions and/or transfers into the Guaranteed benefit variable investment options.

..   Default certain contributions and transfers designated for a Guaranteed benefit variable investment option(s) to the corresponding Non-Guaranteed benefit variable investment option(s), which invests in the same underlying portfolio(s). See "Automatic Quarterly Rebalancing" under "Allocating your contributions" later in this section.

..   Further limit the number of variable investment options you may invest in at any one time.

..   Limit or terminate new contributions or transfers to an investment option.

IF YOU ELECT ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S).

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different from the owner. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner. For Series C contracts, we do not permit partnerships or limited liability corporations to be owners. We also reserve the right to prohibit availability of this contract to other non-natural owners.

Owners which are not individuals may be required to document their status to avoid 30% FATCA withholding from U.S.-source income.

For NQ contracts (with a single owner, joint owners, or a non-natural owner) we permit the naming of joint annuitants only when the contract is purchased through an exchange that is intended not to be taxable under Section 1035 of the Internal Revenue Code. In all cases, the joint annuitants must be spouses.

                        CONTRACT FEATURES AND BENEFITS

Under all IRA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. See "Inherited IRA beneficiary continuation contract" later in this section for Inherited IRA owner and annuitant requirements.

For the Spousal continuation feature to apply, the spouses must either be joint owners, or, for Single owner contracts, the surviving spouse must be the sole primary beneficiary. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules. Certain same-sex civil union and domestic partners may not be eligible for tax benefits under federal law and in some circumstances will be required to take post-death distributions that dilute or eliminate the value of the contractual benefit.

In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act in your state.

Under QP contracts, the owner must be the qualified plan trust and the annuitant must be a plan participant/employee. See Appendix II at the end of this Prospectus for more information regarding QP contracts.

Certain benefits under your contract, as described in this Prospectus, are based on the age of the owner. If the owner of the contract is not a natural person, these benefits will be based on the age of the annuitant. Under QP contracts, all benefits are based on the age of the annuitant. In this Prospectus, when we use the terms OWNER and JOINT OWNER, we intend these to be references to ANNUITANT and JOINT ANNUITANT, respectively, if the contract has a non-natural owner. If the contract is jointly owned or is issued to a non-natural owner, benefits are based on the age of the older joint owner or older joint annuitant, as applicable.

PURCHASE CONSIDERATIONS FOR A CHARITABLE REMAINDER TRUST

(THIS SECTION ONLY APPLIES TO SERIES B AND SERIES L CONTRACTS.)

If you are purchasing the contract to fund a charitable remainder trust and elect a Guaranteed benefit, you should strongly consider "split-funding": that is, the trust holds investments in addition to this Retirement Cornerstone(R) Series contract. Charitable remainder trusts are required to take specific distributions. The charitable remainder trust annual withdrawal requirement may be equal to a percentage of the donated amount or a percentage of the current value of the donated amount. If your Retirement Cornerstone(R) Series contract is the only source for such distributions, the payments you need to take may significantly reduce the value of those guaranteed benefits. Such amount may be greater than the annual increase in the benefit base for a Guaranteed benefit. Also, the amount may be greater than the Annual withdrawal amount under the GIB. See the discussion of these benefits later in this section.

Series CP(R) and Series C contracts are not available for purchase by charitable remainder trusts.

HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We may also apply contributions made pursuant to an intended Section 1035 tax-free exchange or a direct transfer. We do not accept starter checks or travelers' checks. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form or not in accordance with our administrative procedures.

If your contract is sold by a financial professional of AXA Advisors, AXA Advisors will direct us to hold your initial contribution, whether received via check or wire, in a non-interest bearing "Special Bank Account for the Exclusive Benefit of Customers" while AXA Advisors ensures your application is complete and that suitability standards are met. AXA Advisors will either complete this process or instruct us to return your contribution to you within the applicable Financial Industry Regulatory Authority, Inc. ("FINRA") time requirements. Upon timely and successful completion of this review, AXA Advisors will instruct us to transfer your contribution into our non-interest bearing suspense account and transmit your application to us, so that we can consider your application for processing.

--------------------------------------------------------------------------------
THE "CONTRACT DATE" IS THE EFFECTIVE DATE OF A CONTRACT. THIS USUALLY IS THE BUSINESS DAY WE RECEIVE THE PROPERLY COMPLETED AND SIGNED APPLICATION, ALONG WITH ANY OTHER REQUIRED DOCUMENTS, AND YOUR INITIAL CONTRIBUTION. YOUR CONTRACT DATE WILL BE SHOWN IN YOUR CONTRACT. THE 12 MONTH PERIOD BEGINNING ON YOUR CONTRACT DATE AND EACH 12 MONTH PERIOD AFTER THAT DATE IS A "CONTRACT YEAR."
THE END OF EACH 12 MONTH PERIOD IS YOUR "CONTRACT DATE ANNIVERSARY." FOR EXAMPLE, IF YOUR CONTRACT DATE IS MAY 1, YOUR CONTRACT DATE ANNIVERSARY IS
APRIL 30.
--------------------------------------------------------------------------------

If your application is in good order when we receive it for application processing purposes, your contribution will be applied within two business days. If any information we require to issue your contract is missing or unclear, we will hold your contribution while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you, unless you or your financial professional acting on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

If your financial professional is with a selling broker-dealer other than AXA Advisors, your initial contribution must generally be accompanied by a completed application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you or your financial professional on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------
OUR "BUSINESS DAY" IS GENERALLY ANY DAY THE NEW YORK STOCK EXCHANGE IS OPEN FOR REGULAR TRADING AND GENERALLY ENDS AT 4:00 P.M. EASTERN TIME (OR AS OF AN EARLIER CLOSE OF REGULAR TRADING). A BUSINESS DAY DOES NOT INCLUDE A DAY ON WHICH WE ARE NOT OPEN DUE TO EMERGENCY CONDITIONS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION. WE MAY ALSO CLOSE EARLY DUE TO SUCH EMERGENCY CONDITIONS. FOR MORE INFORMATION ABOUT OUR BUSINESS DAY AND OUR PRICING OF TRANSACTIONS, PLEASE SEE "DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR."
--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

If you do not elect a Guaranteed benefit at issue, your investment options are limited to the following for the life of the contract:

..   Non-Guaranteed benefit variable investment options

..   Guaranteed interest option

..   the account for special money market dollar cost averaging (Series C and
    Series CP(R) contracts only)

..   the account for special dollar cost averaging (Series B and Series L contracts only)

If you elect a Guaranteed benefit at issue, whether or not you fund the Guaranteed benefits, your investment options are the following:

..   Guaranteed benefit variable investment options

..   Non-Guaranteed benefit variable investment options

..   Guaranteed interest option

..   the account for special money market dollar cost averaging (Series C and
    Series CP(R) contracts only)

..   the account for special dollar cost averaging (Series B and Series L contracts only)

Only amounts you allocate to the Guaranteed benefit variable investment options and amounts in a Special DCA program designated for future transfers to the Guaranteed benefit variable investment options will fund the Guaranteed benefits you elected when you purchased your contract. These amounts will be included in your Guaranteed benefit bases and will become part of your Guaranteed benefit account value. All amounts allocated to the Guaranteed benefit variable investment options and amounts in a Special DCA program designated for Guaranteed benefit variable investment options are subject to the terms and conditions of the Guaranteed benefits you elected.

If you allocate to investment options available to fund your Guaranteed benefits, you may later decide to change your allocation instructions in order to increase, decrease or stop the funding of your Guaranteed benefits. Also, if you elect a Guaranteed benefit at issue, there is no requirement that you must fund it at issue.

IF YOU ELECT A GUARANTEED BENEFIT AT ISSUE AND ALLOCATE ANY AMOUNT TO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS OR A SPECIAL DCA PROGRAM WITH AMOUNTS DESIGNATED FOR FUTURE TRANSFERS TO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS, YOU ARE FUNDING THE GUARANTEED BENEFITS IN YOUR CONTRACT. NO OTHER ACTION IS REQUIRED OF YOU. IF YOU DO NOT WISH TO FUND A GUARANTEED BENEFIT, YOU SHOULD NOT ALLOCATE CONTRIBUTIONS OR MAKE TRANSFERS TO YOUR GUARANTEED BENEFIT ACCOUNT VALUE. SEE "ALLOCATING YOUR CONTRIBUTIONS" LATER IN THIS PROSPECTUS.

Once you allocate amounts to the Guaranteed benefit variable investment options, such amounts may be transferred among the Guaranteed benefit variable investment options in accordance with our Custom Selection Rules, but may not be transferred to the Non-Guaranteed benefit variable investment options or the guaranteed interest option. In addition, we may, at any time, exercise our right to limit or terminate transfers into any of the variable investment options. For more information, see "Transferring your money among investment options" later in this Prospectus.

The table below shows the current Guaranteed benefit variable investment options and Non-Guaranteed benefit variable investment options available to you. It is important to note that the Guaranteed benefit variable investment options are also available as Non-Guaranteed benefit variable investment options. The Guaranteed benefit variable investment options invest in the same portfolios as the corresponding Non-Guaranteed benefit variable investment options. To show that these options are available both with and without a Guaranteed benefit, our contract applications, administrative forms and website often show separate lists for the Guaranteed benefit variable investment options and the Non-Guaranteed benefit variable investment options using the prefix "GB" for the Guaranteed benefit variable investment options. We do this so we can easily indicate those amounts you wish to have allocated in connection with your Guaranteed benefit(s) and those amounts you wish to have allocated to your Non-Guaranteed benefit account value.

*GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------
AXA STRATEGIC ALLOCATION
--------------------------------------------------------------------------------
.. GB AXA Balanced Strategy
.. GB AXA Moderate Growth Strategy
.. GB AXA Conservative Growth Strategy
.. GB AXA Conservative Strategy

.. GB AXA/AB Dynamic Moderate Growth

--------------------------------------------------------------------------------

FIXED INCOME
--------------------------------------------------------------------------------
.. GB EQ/Core Bond Index
.. GB EQ/Intermediate Government Bond
--------------------------------------------------------------------------------

EQUITY
--------------------------------------------------------------------------------
.. GB AXA 400 Managed Volatility
.. GB AXA 500 Managed Volatility
.. GB AXA 2000 Managed Volatility
.. GB AXA Growth Strategy
.. GB AXA International Managed Volatility
--------------------------------------------------------------------------------
NON-GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------
.. 7Twelve Balanced Portfolio
.. All Asset Aggressive-Alt 25
.. All Asset Moderate Growth-Alt 15
.. All Asset Growth-Alt 20

.. AB VPS Balanced Wealth Strategy
.. AB VPS International Growth

.. American Century VP Large Company Value
.. American Century VP Mid Cap Value
.. American Funds Insurance Series(R) Bond
.. American Funds Insurance Series(R) Global Small Capitalization
.. American Funds Insurance Series(R) Managed Risk Asset Allocation .. American Funds Insurance Series(R) New World
.. AXA 400 Managed Volatility
.. AXA 500 Managed Volatility
.. AXA 2000 Managed Volatility

.. AXA/AB Dynamic Moderate Growth
.. AXA/AB Small Cap Growth

.. AXA Aggressive Allocation
.. AXA Balanced Strategy
.. AXA Conservative Growth Strategy
.. AXA Conservative Strategy
.. AXA/Franklin Balanced Managed Volatility
.. AXA/Franklin Small Cap Value Managed Volatility
.. AXA/Franklin Templeton Allocation Managed Volatility
.. AXA Global Equity Managed Volatility
.. AXA Growth Strategy
.. AXA International Core Managed Volatility
.. AXA International Managed Volatility
.. AXA International Value Managed Volatility
.. AXA Large Cap Growth Managed Volatility
.. AXA Large Cap Value Managed Volatility
.. AXA/Loomis Sayles Growth
.. AXA Mid Cap Value Managed Volatility
.. AXA Moderate Allocation
.. AXA Moderate-Plus Allocation
.. AXA Moderate Growth Strategy
.. AXA/Mutual Large Cap Equity Managed Volatility
.. AXA Natural Resources

.. AXA Real Estate/(1)/

.. AXA/Templeton Global Equity Managed Volatility
.. BlackRock Global Allocation V.I. Fund
.. BlackRock Large Cap Growth V.I. Fund
.. EQ/BlackRock Basic Value Equity
.. EQ/Boston Advisors Equity Income
.. EQ/Capital Guardian Research
.. EQ/Common Stock Index
.. EQ/Core Bond Index
.. EQ/Emerging Markets Equity PLUS
.. EQ/Equity 500 Index
.. EQ/GAMCO Mergers and Acquisitions
.. EQ/GAMCO Small Company Value
--------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

NON-GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------
.. EQ/Global Bond PLUS
.. EQ/High Yield Bond
.. EQ/Intermediate Government Bond
.. EQ/International Equity Index


.. EQ/Invesco Comstock
.. EQ/JPMorgan Value Opportunities
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Value Index
.. EQ/MFS International Growth
.. EQ/Mid Cap Index
.. EQ/Money Market
.. EQ/Morgan Stanley Mid Cap Growth
.. EQ/Oppenheimer Global
.. EQ/PIMCO Global Real Return
.. EQ/PIMCO Ultra Short Bond


.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. EQ/Wells Fargo Omega Growth
.. Fidelity(R) VIP Asset Manager: Growth
.. Fidelity(R) VIP Contrafund(R)
.. Fidelity(R) VIP Freedom 2015
.. Fidelity(R) VIP Freedom 2020
.. Fidelity(R) VIP Freedom 2025
.. Fidelity(R) VIP Freedom 2030
.. Fidelity(R) VIP Mid Cap
.. Fidelity(R) VIP Strategic Income
.. First Trust/Dow Jones Dividend & Income Allocation Portfolio
.. Franklin Founding Funds Allocation VIP
.. Franklin Income VIP
.. Franklin Mutual Shares VIP
.. Franklin Rising Dividends VIP
.. Franklin Strategic Income VIP
.. Goldman Sachs VIT Mid Cap Value
.. Guggenheim VIF Global Managed Futures Strategy Fund
.. Guggenheim VIF Multi-Hedge Strategies Fund
.. Invesco V.I. American Franchise
.. Invesco V.I. Diversified Dividend
.. Invesco V.I. Global Real Estate
.. Invesco V.I. High Yield
.. Invesco V.I. International Growth
.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity
.. Ivy Funds VIP Asset Strategy
.. Ivy Funds VIP Dividend Opportunities
.. Ivy Funds VIP Energy
.. Ivy Funds VIP Global Natural Resources
.. Ivy Funds VIP High Income
.. Ivy Funds VIP Mid Cap Growth
.. Ivy Funds VIP Science and Technology
.. Ivy Funds VIP Small Cap Growth
.. Lazard Retirement Emerging Markets Equity
.. Lord Abbett Bond Debenture
.. Lord Abbett Classic Stock
.. Lord Abbett Growth Opportunities
.. MFS(R) International Value
.. MFS(R) Investors Trust Series
.. MFS(R) Massachusetts Investors Growth Stock
.. MFS(R) Technology
.. MFS(R) Utilities Series
.. PIMCO CommodityRealReturn(R) Strategy
.. PIMCO Emerging Markets Bond
.. PIMCO Real Return
.. PIMCO Total Return
.. ProFund VP Bear
.. ProFund VP Biotechnology
.. T.Rowe Price Health Sciences Portfolio II
.. Templeton Developing Markets VIP
.. Templeton Foreign VIP
.. Templeton Global Bond VIP
.. Templeton Growth VIP

.. VanEck VIP Global Hard Assets

--------------------------------------------------------------------------------

(1)Formerly known as EQ/Real Estate PLUS.


Only amounts allocated to a Special DCA program designated for a Guaranteed benefit variable investment option will be included in the Guaranteed benefit account value. All other amounts allocated to a Special DCA program will be included in your Non-Guaranteed benefit account value. As discussed later in this section, the Special DCA programs allow you to gradually allocate amounts to available investment options through periodic transfers. You can allocate to either or both Non-Guaranteed and Guaranteed benefit variable investment options as part of your Special DCA program. See "Allocating your contributions" later in this section.

VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying Portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available Portfolios, their investment objectives their investment manager(s) and/or sub-adviser(s). We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options (including the Guaranteed benefit variable investment options) and to limit the number of variable investment options which you may elect.

                        CONTRACT FEATURES AND BENEFITS

PORTFOLIOS OF THE TRUSTS


We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, AXA FMG has entered into sub-advisory agreements with one or more investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.


You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG receives management fees and administrative fees in connection with the services it provides to the affiliated Portfolios. As such, it is generally more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.


Some affiliated Portfolios invest in other affiliated Portfolios (the "AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.


As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy"), and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the manager of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high. It may also impact the value of certain guaranteed benefits, as discussed below.

The AXA Managed Volatility Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy, and the AXA Fund of Fund Portfolios that invest in Portfolios that use the AXA volatility management strategy, are identified below in the chart by a "(check mark)" under the column entitled "Volatility Management."

You should be aware that having the GIB and/or certain other guaranteed benefits limits your ability to invest in some of the variable investment options that would otherwise be available to you under the contract. See "Allocating your contributions" under "Contract features and benefits" for more information about the investment restrictions under your contract.

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy) and investment option restrictions in connection with any guaranteed benefit that include these Portfolios are designed to reduce the overall volatility of your Total account value and provide you with risk-adjusted returns over time. The reduction in volatility helps us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. During rising markets, the AXA volatility management strategy, however, could result in your Total account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy (or, in the case of the AXA Fund of Fund Portfolios, invest exclusively in other Portfolios that do not use the AXA volatility management strategy). THIS MAY EFFECTIVELY SUPPRESS THE VALUE OF GUARANTEED BENEFIT(S) THAT ARE ELIGIBLE FOR PERIODIC BENEFIT BASE RESETS BECAUSE YOUR BENEFIT BASE IS AVAILABLE FOR RESETS ONLY WHEN

                        CONTRACT FEATURES AND BENEFITS

YOUR GUARANTEED BENEFIT ACCOUNT VALUE IS HIGHER. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your Total account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the AXA volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified below in the chart by a "(delta)" under the column entitled "Volatility Management." Any such unaffiliated Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your Total account value and guaranteed benefit(s), if any, in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.


ASSET TRANSFER PROGRAM. Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program
(ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:


(a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

(b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

----------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP                                                      INVESTMENT MANAGER (OR
 TRUST                                                                SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME      SHARE CLASS  OBJECTIVE                           AS APPLICABLE)         MANAGEMENT
----------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE        Class A     Seeks to achieve long-term capital  .   AXA Equitable      (check mark)
  ALLOCATION                      appreciation.                           Funds Management
                                                                          Group, LLC
----------------------------------------------------------------------------------------------------------
AXA MODERATE          Class A     Seeks to achieve long-term capital  .   AXA Equitable      (check mark)
  ALLOCATION                      appreciation and current income.        Funds Management
                                                                          Group, LLC
----------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS     Class A     Seeks to achieve long-term capital  .   AXA Equitable      (check mark)
  ALLOCATION                      appreciation and current income,        Funds Management
                                  with a greater emphasis on              Group, LLC
                                  capital appreciation.

---------------------------------------------------------------------------------------------------------
                                                                     INVESTMENT MANAGER (OR
 EQ ADVISORS TRUST                                                   SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME      SHARE CLASS  OBJECTIVE                          AS APPLICABLE)         MANAGEMENT
---------------------------------------------------------------------------------------------------------
ALL ASSET             Class IB    Seeks long-term capital            .   AXA Equitable
  AGGRESSIVE - ALT                appreciation and current income,       Funds Management
  25                              with a greater emphasis on             Group, LLC
                                  capital appreciation.
---------------------------------------------------------------------------------------------------------
All ASSET             Class IA    Seeks long-term capital            .   AXA Equitable
  GROWTH-ALT 20                   appreciation and current income.       Funds Management
                                                                         Group, LLC
---------------------------------------------------------------------------------------------------------
ALL ASSET             Class IB    Seeks long-term capital            .   AXA Equitable
  MODERATE GROWTH -               appreciation and current income,       Funds Management
  ALT 15                          with a greater emphasis on             Group, LLC
                                  current income.
---------------------------------------------------------------------------------------------------------
AXA 400 MANAGED       Class IB    Seeks to achieve long-term         .   AllianceBernstein  (check mark)
  VOLATILITY/(1)/                 growth of capital with an              L.P.
                                  emphasis on risk-adjusted returns  .   AXA Equitable
                                  and managing volatility in the         Funds Management
                                  Portfolio.                             Group, LLC
                                                                     .   BlackRock
                                                                         Investment
                                                                         Management, LLC
---------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------------
                                                                         INVESTMENT MANAGER (OR
 EQ ADVISORS TRUST                                                       SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME      SHARE CLASS  OBJECTIVE                              AS APPLICABLE)         MANAGEMENT
-------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED       Class IB    Seeks to achieve long-term             .   AllianceBernstein  (check mark)
  VOLATILITY/(1)/                 growth of capital with an                  L.P.
                                  emphasis on risk-adjusted returns      .   AXA Equitable
                                  and managing volatility in the             Funds Management
                                  Portfolio.                                 Group, LLC
                                                                         .   BlackRock
                                                                             Investment
                                                                             Management, LLC
-------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED      Class IB    Seeks to achieve long-term             .   AllianceBernstein  (check mark)
  VOLATILITY/(1)/                 growth of capital with an                  L.P.
                                  emphasis on risk-adjusted returns      .   AXA Equitable
                                  and managing volatility in the             Funds Management
                                  Portfolio.                                 Group, LLC
                                                                         .   BlackRock
                                                                             Investment
                                                                             Management, LLC
-------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC        Class IB    Seeks to achieve total return from     .   AllianceBernstein    (delta)
  MODERATE                        long-term growth of capital and            L.P
  GROWTH/(1)/                     income.
-------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP      Class IA    Seeks to achieve long-term             .   AllianceBernstein
  GROWTH                          growth of capital.                         L.P.
-------------------------------------------------------------------------------------------------------------
AXA BALANCED          Class IB    Seeks long-term capital                .   AXA Equitable      (check mark)
  STRATEGY/(1)/                   appreciation and current income.           Funds Management
                                                                             Group, LLC
-------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE      Class IB    Seeks current income and growth        .   AXA Equitable      (check mark)
  GROWTH                          of capital, with a greater                 Funds Management
  STRATEGY/(1)/                   emphasis on current income.                Group, LLC
-------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE      Class IB    Seeks a high level of current          .   AXA Equitable      (check mark)
  STRATEGY/(1)/                   income.                                    Funds Management
                                                                             Group, LLC
-------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN          Class IA    Seeks to maximize income while         .   AXA Equitable      (check mark)
  BALANCED MANAGED                maintaining prospects for capital          Funds Management
  VOLATILITY                      appreciation with an emphasis on           Group, LLC
                                  risk-adjusted returns and              .   BlackRock
                                  managing volatility in the Portfolio.      Investment
                                                                             Management, LLC
                                                                         .   Franklin
                                                                             Advisers, Inc.
-------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL    Class IA    Seeks to achieve long-term total       .   AXA Equitable      (check mark)
  CAP VALUE MANAGED               return with an emphasis on risk-           Funds Management
  VOLATILITY                      adjusted returns and managing              Group, LLC
                                  volatility in the Portfolio.           .   BlackRock
                                                                             Investment
                                                                             Management, LLC
                                                                         .   Franklin Advisory
                                                                             Services, LLC
-------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN          Class IA    Primarily seeks capital appreciation   .   AXA Equitable      (check mark)
  TEMPLETON                       and secondarily seeks income.              Funds Management
  ALLOCATION                                                                 Group, LLC
  MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY     Class IA    Seeks to achieve long-term capital     .   AXA Equitable      (check mark)
  MANAGED VOLATILITY              appreciation with an emphasis on           Funds Management
                                  risk-adjusted returns and                  Group, LLC
                                  managing volatility in the             .   BlackRock
                                  Portfolio.                                 Investment
                                                                             Management, LLC
                                                                         .   Morgan Stanley
                                                                             Investment
                                                                             Management Inc.
                                                                         .   OppenheimerFunds,
                                                                             Inc.
-------------------------------------------------------------------------------------------------------------
AXA GROWTH            Class IB    Seeks long-term capital                .   AXA Equitable      (check mark)
  STRATEGY/(1)/                   appreciation and current income,           Funds Management
                                  with a greater emphasis on                 Group, LLC
                                  capital appreciation.
-------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

----------------------------------------------------------------------------------------------------------------------
                                                                      INVESTMENT MANAGER (OR
 EQ ADVISORS TRUST                                                    SUB-ADVISER(S),                    VOLATILITY
 PORTFOLIO NAME      SHARE CLASS  OBJECTIVE                           AS APPLICABLE)                     MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL     Class IA    Seeks to achieve long-term          .   AXA Equitable                  (check mark)
  CORE MANAGED                    growth of capital with an               Funds Management
  VOLATILITY                      emphasis on risk-adjusted returns       Group, LLC
                                  and managing volatility in the      .   BlackRock
                                  Portfolio.                              Investment
                                                                          Management, LLC
                                                                      .   EARNEST Partners,
                                                                          LLC
                                                                      .   Federated Global
                                                                          Investment
                                                                          Management Corp.
                                                                      .   Massachusetts
                                                                          Financial
                                                                          Services Company
                                                                          d/b/a MFS
                                                                          Investment
                                                                          Management
----------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL     Class IB    Seeks to achieve long-term          .   AllianceBernstein              (check mark)
  MANAGED                         growth of capital with an               L.P.
  VOLATILITY/(1)/                 emphasis on risk-adjusted returns   .   AXA Equitable
                                  and managing volatility in the          Funds Management
                                  Portfolio.                              Group, LLC
                                                                      .   BlackRock
                                                                          Investment
                                                                          Management, LLC
----------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL     Class IA    Seeks to provide current income     .   AXA Equitable                  (check mark)
  VALUE MANAGED                   and long-term growth of income,         Funds Management
  VOLATILITY                      accompanied by growth of capital        Group, LLC
                                  with an emphasis on risk-adjusted   .   BlackRock
                                  returns and managing volatility in      Investment
                                  the Portfolio.                          Management, LLC
                                                                      .   Northern Cross,
                                                                          LLC
----------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP         Class IA    Seeks to provide long-term capital  .   AXA Equitable                  (check mark)
  GROWTH MANAGED                  growth with an emphasis on risk-        Funds Management
  VOLATILITY                      adjusted returns and managing           Group, LLC
                                  volatility in the Portfolio.        .   BlackRock
                                                                          Investment
                                                                          Management, LLC
                                                                      .   Loomis, Sayles &
                                                                          Company, L.P.
                                                                      .   T. Rowe Price
                                                                          Associates, Inc.
                                                                      .
                                                                          Wells Capital Management, Inc.
----------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE   Class IA    Seeks to achieve long-term          .   AllianceBernstein              (check mark)
  MANAGED VOLATILITY              growth of capital with an               L.P.
                                  emphasis on risk-adjusted returns   .   AXA Equitable
                                  and managing volatility in the          Funds Management
                                  Portfolio.                              Group, LLC
                                                                      .   BlackRock
                                                                          Investment
                                                                          Management, LLC
                                                                      .   Massachusetts
                                                                          Financial
                                                                          Services Company
                                                                          d/b/a MFS
                                                                          Investment
                                                                          Management
----------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES     Class IA    Seeks to achieve capital            .   Loomis, Sayles &
  GROWTH                          appreciation.                           Company, L.P.
----------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------
                                                                       INVESTMENT MANAGER (OR
 EQ ADVISORS TRUST                                                     SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME      SHARE CLASS  OBJECTIVE                            AS APPLICABLE)         MANAGEMENT
-----------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE     Class IA    Seeks to achieve long-term capital   .   AXA Equitable      (check mark)
  MANAGED VOLATILITY              appreciation with an emphasis on         Funds Management
                                  risk adjusted returns and                Group, LLC
                                  managing volatility in the           .   BlackRock
                                  Portfolio.                               Investment
                                                                           Management, LLC
                                                                       .   Diamond Hill
                                                                           Capital
                                                                           Management, Inc.
                                                                       .   Wellington
                                                                           Management
                                                                           Company, LLP
-----------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH   Class IB    Seeks long-term capital              .   AXA Equitable      (check mark)
  STRATEGY/(1)/                   appreciation and current income,         Funds Management
                                  with a greater emphasis on               Group, LLC
                                  current income.
-----------------------------------------------------------------------------------------------------------
AXA/MUTUAL LARGE      Class IA    Seeks to achieve capital             .   AXA Equitable      (check mark)
  CAP EQUITY                      appreciation, which may                  Funds Management
  MANAGED VOLATILITY              occasionally be short-term, with         Group, LLC
                                  an emphasis on risk adjusted         .   BlackRock
                                  returns and managing volatility in       Investment
                                  the Portfolio.                           Management, LLC
                                                                       .   Franklin Mutual
                                                                           Advisers, LLC
-----------------------------------------------------------------------------------------------------------
AXA NATURAL           Class IB    Seeks to achieve long-term           .   AllianceBernstein
  RESOURCES                       growth of capital.                       L.P.
-----------------------------------------------------------------------------------------------------------
AXA REAL ESTATE/(2)/  Class IB    Seeks to provide long-term capital   .   AllianceBernstein
                                  appreciation and current income.         L.P.
-----------------------------------------------------------------------------------------------------------
AXA/TEMPLETON         Class IA    Seeks to achieve long-term capital   .   AXA Equitable      (check mark)
  GLOBAL EQUITY                   growth with an emphasis on risk          Funds Management
  MANAGED VOLATILITY              adjusted returns and managing            Group, LLC
                                  volatility in the Portfolio.         .   BlackRock
                                                                           Investment
                                                                           Management, LLC
                                                                       .   Templeton
                                                                           Investment
                                                                           Counsel, LLC
-----------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC    Class IA    Seeks to achieve capital             .   BlackRock
  VALUE EQUITY                    appreciation and secondarily,            Investment
                                  income.                                  Management, LLC
-----------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS    Class IA    Seeks a combination of growth        .   Boston Advisors,
  EQUITY INCOME                   and income to achieve an above-          LLC
                                  average and consistent total
                                  return.
-----------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN   Class IA    Seeks to achieve long-term           .   Capital Guardian
  RESEARCH                        growth of capital.                       Trust Company
-----------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK       Class IA    Seeks to achieve a total return      .   AllianceBernstein
  INDEX                           before expenses that                     L.P.
                                  approximates the total return
                                  performance of the Russell 3000(R)
                                  Index, including reinvestment of
                                  dividends, at a risk level
                                  consistent with that of the Russell
                                  3000(R) Index.
-----------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------------------------------
                                                                      INVESTMENT MANAGER (OR
 EQ ADVISORS TRUST                                                    SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME      SHARE CLASS  OBJECTIVE                           AS APPLICABLE)         MANAGEMENT
--------------------------------------------------------------------------------------------------------
EQ/CORE BOND          Class IB    Seeks to achieve a total return     .   SSgA Funds
  INDEX/(1)/                      before expenses that                    Management, Inc.
                                  approximates the total return
                                  performance of the Barclays U.S.
                                  Intermediate Government/Credit
                                  Bond Index, including
                                  reinvestment of dividends, at a
                                  risk level consistent with that of
                                  the Barclays U.S. Intermediate
                                  Government/Credit Bond Index.
--------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS   Class IB    Seeks to achieve long-term          .   AllianceBernstein
  EQUITY PLUS                     growth of capital.                      L.P.
                                                                      .   AXA Equitable
                                                                          Funds Management
                                                                          Group, LLC
                                                                      .   EARNEST Partners,
                                                                          LLC
--------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX   Class IA    Seeks to achieve a total return     .   AllianceBernstein
                                  before expenses that                    L.P.
                                  approximates the total return
                                  performance of the Standard &
                                  Poor's 500 Composite Stock Price
                                  Index, including reinvestment of
                                  dividends, at a risk level
                                  consistent with that of the
                                  Standard & Poor's 500 Composite
                                  Stock Price Index.
--------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS      Class IA    Seeks to achieve capital            .   GAMCO Asset
  AND ACQUISITIONS                appreciation.                           Management, Inc.
--------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL        Class IA    Seeks to maximize capital           .   GAMCO Asset
  COMPANY VALUE                   appreciation.                           Management, Inc.
--------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS   Class IA    Seeks to achieve capital growth     .   AXA Equitable
                                  and current income.                     Funds Management
                                                                          Group, LLC
                                                                      .   BlackRock
                                                                          Investment
                                                                          Management, LLC
                                                                      .   First
                                                                          International
                                                                          Advisors, LLC
                                                                      .   Wells Capital
                                                                          Management, Inc.
--------------------------------------------------------------------------------------------------------
EQ/HIGH YIELD BOND    Class IB    Seeks to maximize current           .   AXA Equitable
                                  income.                                 Funds Management
                                                                          Group, LLC
                                                                      .   AXA Investment
                                                                          Managers, Inc.
                                                                      .   Post Advisory
                                                                          Group, LLP
--------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE       Class IB    Seeks to achieve a total return     .   AXA Equitable
  GOVERNMENT                      before expenses that                    Funds Management
  BOND/(1)/                       approximates the total return           Group, LLC
                                  performance of the Barclays U.S.    .   SSgA Funds
                                  Intermediate Government Bond            Management, Inc.
                                  Index, including reinvestment of
                                  dividends, at a risk level
                                  consistent with that of the
                                  Barclays U.S. Intermediate
                                  Government Bond Index.
--------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

---------------------------------------------------------------------------------------------------------
                                                                       INVESTMENT MANAGER (OR
 EQ ADVISORS TRUST                                                     SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME      SHARE CLASS  OBJECTIVE                            AS APPLICABLE)         MANAGEMENT
---------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL      Class IA    Seeks to achieve a total return      .   AllianceBernstein
  EQUITY INDEX                    (before expenses) that                   L.P.
                                  approximates the total return
                                  performance of a composite index
                                  comprised of 40% DJ Euro
                                  STOXX 50 Index, 25% FTSE 100
                                  Index, 25% TOPIX Index and
                                  10% S&P/ASX 200 Index,
                                  including reinvestment of
                                  dividends, at a risk level
                                  consistent with that of the
                                  composite index.
---------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK   Class IA    Seeks to achieve capital growth      .   Invesco Advisers,
                                  and income.                              Inc.
---------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE     Class IA    Seeks to achieve long-term capital   .   J.P. Morgan
  OPPORTUNITIES                   appreciation.                            Investment
                                                                           Management Inc.
---------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH   Class IA    Seeks to achieve a total return      .   AllianceBernstein
  INDEX                           before expenses that                     L.P.
                                  approximates the total return
                                  performance of the Russell 1000(R)
                                  Growth Index, including
                                  reinvestment of dividends at a risk
                                  level consistent with that of the
                                  Russell 1000(R) Growth Index.
---------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE    Class IA    Seeks to achieve a total return      .   SSgA Funds
  INDEX                           before expenses that                     Management, Inc.
                                  approximates the total return
                                  performance of the Russell 1000(R)
                                  Value Index, including
                                  reinvestment of dividends, at a
                                  risk level consistent with that of
                                  the Russell 1000(R) Value Index.
---------------------------------------------------------------------------------------------------------
EQ/MFS                Class IA    Seeks to achieve capital             .   Massachusetts
  INTERNATIONAL                   appreciation.                            Financial
  GROWTH                                                                   Services Company,
                                                                           d/b/a MFS
                                                                           Investment
                                                                           Management
---------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX      Class IA    Seeks to achieve a total return      .   SSgA Funds
                                  before expenses that                     Management, Inc.
                                  approximates the total return
                                  performance of the Standard &
                                  Poor's Mid Cap 400 Index,
                                  including reinvestment of
                                  dividends, at a risk level
                                  consistent with that of the
                                  Standard & Poor's Mid Cap 400
                                  Index.
---------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET/(+)/  Class IA    Seeks to obtain a high level of      .   The Dreyfus
                                  current income, preserve its assets      Corporation
                                  and maintain liquidity.
---------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY     Class IA    Seeks to achieve capital growth.     .   Morgan Stanley
  MID CAP GROWTH                                                           Investment
                                                                           Management Inc.
---------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------------------------------
                                                                      INVESTMENT MANAGER (OR
 EQ ADVISORS TRUST                                                    SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME      SHARE CLASS  OBJECTIVE                           AS APPLICABLE)         MANAGEMENT
--------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER        Class IA    Seeks to achieve capital            .   OppenheimerFunds,
  GLOBAL                          appreciation.                           Inc.
--------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL       Class IB    Seeks to achieve maximum real       .   Pacific
  REAL RETURN                     return, consistent with                 Investment
                                  preservation of capital and             Management
                                  prudent investment management.          Company LLC
--------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA        Class IA    Seeks to generate a return in       .   Pacific
  SHORT BOND                      excess of traditional money             Investment
                                  market products while                   Management
                                  maintaining an emphasis on              Company LLC
                                  preservation of capital and
                                  liquidity.
--------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY      Class IA    Seeks to replicate as closely as    .   AllianceBernstein
  INDEX                           possible (before expenses) the          L.P.
                                  total return of the Russell 2000
                                  Index.
--------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE      Class IA    Seeks to achieve long-term capital  .   T. Rowe Price
  GROWTH STOCK                    appreciation and secondarily,           Associates, Inc.
                                  income.
--------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO        Class IB    Seeks to achieve long-term capital  .   Wells Capital
  OMEGA GROWTH                    growth.                                 Management, Inc.

---------------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE                                                               INVESTMENT MANAGER (OR
 FUNDS) - SERIES II                                                      SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                           AS APPLICABLE)
---------------------------------------------------------------------------------------------------------
INVESCO V.I.         The fund's investment objective is to seek capital  .   Invesco Advisers, Inc.
  AMERICAN           growth.
  FRANCHISE FUND
---------------------------------------------------------------------------------------------------------
INVESCO V.I.         The fund's investment objective is to provide       .   Invesco Advisers, Inc.
  DIVERSIFIED        reasonable current income and long-term growth
  DIVIDEND FUND      of income and capital.
---------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL  The fund's investment objective is total return     .   Invesco Advisers, Inc.
  REAL ESTATE FUND   through growth of capital and current income.       .   Invesco Asset Management
                                                                             Limited
---------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH    The fund's investment objective is total return,    .   Invesco Advisers, Inc.
  YIELD FUND         comprised of current income and capital
                     appreciation.
---------------------------------------------------------------------------------------------------------
INVESCO V.I.         The fund's investment objective is long-term        .   Invesco Advisers, Inc.
  INTERNATIONAL      growth of capital.
  GROWTH FUND
---------------------------------------------------------------------------------------------------------
INVESCO V.I. MID     The fund's investment objective is long-term        .   Invesco Advisers, Inc.
  CAP CORE EQUITY    growth of capital.
  FUND
---------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL   The fund's investment objective is long-term        .   Invesco Advisers, Inc.
  CAP EQUITY FUND    growth of capital.

-------------------------------------------------------------------------------------------------------
 AB VARIABLE PRODUCT
 SERIES FUND, INC.                                                       INVESTMENT MANAGER (OR
 - CLASS B                                                               SUB-ADVISER(S),
 PORTFOLIO NAME       OBJECTIVE                                          AS APPLICABLE)
-------------------------------------------------------------------------------------------------------
AB VPS BALANCED       The Portfolio's investment objective is to         .   AllianceBernstein L.P.
  WEALTH STRATEGY     maximize total return consistent with the
  PORTFOLIO           Adviser's determination of reasonable risk.
-------------------------------------------------------------------------------------------------------
AB VPS                The Portfolio's investment objective is long-term  .   AllianceBernstein L.P.
  INTERNATIONAL       growth of capital.
  GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY VARIABLE PORTFOLIOS,                                             INVESTMENT MANAGER (OR
 INC. - CLASS II                                                                   SUB-ADVISER(S),
 PORTFOLIO NAME                          OBJECTIVE                                 AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP LARGE COMPANY        The fund seeks long-term capital growth.  .   American Century
  VALUE FUND                             Income is a secondary objective.              Investment Management,
                                                                                       Inc.
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE        The fund seeks long-term capital growth.  .   American Century
  FUND                                   Income is a secondary objective.              Investment Management,
                                                                                       Inc.

----------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R) --                                            INVESTMENT MANAGER (OR
 CLASS P-2 SHARES                                                                 SUB-ADVISER(S),
 PORTFOLIO NAME                          OBJECTIVE                                AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------
MANAGED RISK ASSET ALLOCATION            The fund's investment objective is to    .   Capital Research and
  FUND/SM/                               provide you with high total return           Management Company
                                         (including income and capital gains)     .   Sub-Adviser: Milliman
                                         consistent with preservation of capital      Financial Risk Management
                                         over the long term while seeking to          LLC
                                         manage volatility and provide downside
                                         protection.

------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R) --                                              INVESTMENT MANAGER (OR
 CLASS 4 SHARES                                                                     SUB-ADVISER(S),
 PORTFOLIO NAME                          OBJECTIVE                                  AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------
BOND FUND/SM/                            The fund's investment objective is to      .   Capital Research and
                                         provide as high a level of current income      Management Company
                                         as is consistent with the preservation of
                                         capital.
------------------------------------------------------------------------------------------------------------------
GLOBAL SMALL CAPITALIZATION FUND/SM/     The fund's investment objective is to      .   Capital Research and
                                         provide you with long-term growth of           Management Company
                                         capital.
------------------------------------------------------------------------------------------------------------------
NEW WORLD FUND(R)                        The fund's investment objective is long-   .   Capital Research and
                                         term capital appreciation.                     Management Company

-------------------------------------------------------------------------------------------------------
 BLACKROCK VARIABLE SERIES                                               INVESTMENT MANAGER (OR
 FUNDS, INC. - CLASS III                                                 SUB-ADVISER(S),
 PORTFOLIO NAME                   OBJECTIVE                              AS APPLICABLE)
-------------------------------------------------------------------------------------------------------
BLACKROCK GLOBAL ALLOCATION V.I.  To seek high total investment return.  .   Adviser: BlackRock
  FUND                                                                       Advisors, LLC
-------------------------------------------------------------------------------------------------------
BLACKROCK LARGE CAP GROWTH V.I.   Seeks long-term capital growth.        .   Adviser: BlackRock
  FUND                                                                       Advisors, LLC


-----------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VARIABLE INSURANCE                                                    INVESTMENT MANAGER (OR
 PRODUCTS (VIP) - SERVICE CLASS 2                                                  SUB-ADVISER(S),
 PORTFOLIO NAME                          OBJECTIVE                                 AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP ASSET MANAGER: GROWTH    The fund seeks to maximize total return   .   Fidelity Management &
  PORTFOLIO                              by allocating its assets among stocks,        Research Company (FMR)
                                         bonds, short-term instruments, and other
                                         investments.
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO  Seeks long-term capital appreciation.     .   Fidelity Management &
                                                                                       Research Company (FMR)
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO   The fund seeks high total return with a   .   Fidelity Management &
                                         secondary objective of principal              Research Company (FMR)
                                         preservation as the fund approaches its   .   FMR Co., Inc
                                         target date and beyond.
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO   The fund seeks high total return with a   .   Fidelity Management &
                                         secondary objective of principal              Research Company (FMR)
                                         preservation as the fund approaches its   .   FMR Co., Inc
                                         target date and beyond.
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO   The fund seeks high total return with a   .   Fidelity Management &
                                         secondary objective of principal              Research Company (FMR)
                                         preservation as the fund approaches its   .   FMR Co., Inc
                                         target date and beyond.
-----------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VARIABLE INSURANCE                                                    INVESTMENT MANAGER (OR
 PRODUCTS (VIP) - SERVICE CLASS 2                                                  SUB-ADVISER(S),
 PORTFOLIO NAME                         OBJECTIVE                                  AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO  The fund seeks high total return with a    .   Fidelity Management &
                                        secondary objective of principal               Research Company (FMR)
                                        preservation as the fund approaches its    .   FMR Co., Inc
                                        target date and beyond.
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO       Seeks long-term growth of capital.         .   Fidelity Management &
                                                                                       Research Company (FMR)
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP STRATEGIC INCOME        Seeks a high level of current income. The  .   Fidelity Management &
  PORTFOLIO                             fund may also seek capital appreciation.       Research Company (FMR)

-------------------------------------------------------------------------------------------------------------------
                                                                                     INVESTMENT MANAGER (OR
 FIRST TRUST VARIABLE INSURANCE TRUST                                                SUB-ADVISER(S),
 PORTFOLIO NAME                         OBJECTIVE                                    AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------------
FIRST TRUST/DOW JONES DIVIDEND &        Seeks to provide total return by allocating  .   First Trust Advisors L.P.
  INCOME ALLOCATION PORTFOLIO           among dividend-paying stocks and
                                        investment grade bonds.

-----------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON VARIABLE                                                       INVESTMENT MANAGER (OR
 INSURANCE PRODUCTS TRUST - CLASS 2                                                SUB-ADVISER(S),
 PORTFOLIO NAME                       OBJECTIVE                                    AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION    The Fund's principal investment goal is      .   Fund Administrator:
  VIP FUND                            capital appreciation. Its secondary goal is      Franklin Templeton
                                      income.                                          Services, LLC
-----------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME VIP FUND              Seeks to maximize income while               .   Franklin Advisers, Inc.
                                      maintaining prospects for capital
                                      appreciation.
-----------------------------------------------------------------------------------------------------------------
FRANKLIN MUTUAL SHARES VIP FUND       The Fund's principal investment goal is      .   Franklin Mutual Advisers,
                                      capital appreciation. Its secondary goal is      LLC
                                      income.
-----------------------------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS VIP FUND    Seeks long-term capital appreciation,        .   Franklin Advisory
                                      with preservation of capital as an               Services, LLC
                                      important consideration.
-----------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME VIP FUND    The Fund's principal investment goal is to   .   Franklin Advisers, Inc.
                                      seek a high level of current income. Its
                                      secondary goal is capital appreciation
                                      over long term.
-----------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS VIP      Seeks long-term capital appreciation.        .   Templeton Asset
  FUND                                                                                 Management Ltd.
-----------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN VIP FUND            Seeks long-term capital growth.              .   Templeton Investment
                                                                                       Counsel, LLC
-----------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND VIP FUND        Seeks high current income, consistent with   .   Franklin Advisers, Inc.
                                      preservation of capital. Capital
                                      appreciation is a secondary consideration.
-----------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH VIP FUND             Seeks long-term capital growth.              .   Templeton Global Advisors
                                                                                       Limited

---------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS VARIABLE                                                    INVESTMENT MANAGER (OR
 INSURANCE TRUST - SERVICE SHARES                                          SUB-ADVISER(S),
 PORTFOLIO NAME                     OBJECTIVE                              AS APPLICABLE)
---------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE     Seeks long-term capital appreciation.  .   Goldman Sachs Asset
  FUND                                                                         Management, L.P.

--------------------------------------------------------------------------------------------------------
                                                                          INVESTMENT MANAGER (OR
 GUGGENHEIM VARIABLE TRUST                                                SUB-ADVISER(S),
 PORTFOLIO NAME                OBJECTIVE                                  AS APPLICABLE)
--------------------------------------------------------------------------------------------------------
GUGGENHEIM VIF GLOBAL MANAGED  The Fund seeks to generate positive total  .   Security Investors, LLC,
  FUTURES STRATEGY FUND        returns over time.                             which operates under the
                                                                              name Guggenheim
                                                                              Investments.
--------------------------------------------------------------------------------------------------------
GUGGENHEIM VIF MULTI-HEDGE     Seeks long-term capital appreciation with  .   Security Investors, LLC,
  STRATEGIES FUND              less risk than traditional equity funds.       which operates under the
                                                                              name Guggenheim
                                                                              Investments.
--------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

---------------------------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE INSURANCE                                                    INVESTMENT MANAGER (OR
 PORTFOLIOS                                                                      SUB-ADVISER(S),
 PORTFOLIO NAME                       OBJECTIVE                                  AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ASSET STRATEGY          To seek to provide total return.           .   Waddell & Reed Investment
                                                                                     Management Company
                                                                                     (WRIMCO)
---------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP DIVIDEND OPPORTUNITIES  To seek to provide total return.           .   Waddell & Reed Investment
                                                                                     Management Company
                                                                                     (WRIMCO)
---------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY                  To seek to provide capital growth and      .   Waddell & Reed Investment
                                      appreciation.                                  Management Company
                                                                                     (WRIMCO)
---------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP GLOBAL NATURAL          To seek to provide capital growth and      .   Waddell & Reed Investment
  RESOURCES                           appreciation.                                  Management Company
                                                                                     (WRIMCO)
---------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP HIGH INCOME             To seek to provide total return through a  .   Waddell & Reed Investment
                                      combination of high current income and         Management Company
                                      capital appreciation.                          (WRIMCO)
---------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID CAP GROWTH          To seek to provide growth of capital.      .   Waddell & Reed Investment
                                                                                     Management Company
                                                                                     (WRIMCO)
---------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP SCIENCE AND             To seek to provide growth of capital.      .   Waddell & Reed Investment
  TECHNOLOGY                                                                         Management Company
                                                                                     (WRIMCO)
---------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL CAP GROWTH        To seek to provide growth of capital.      .   Waddell & Reed Investment
                                                                                     Management Company
                                                                                     (WRIMCO)

---------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT SERIES, INC. -                                          INVESTMENT MANAGER (OR
 SERVICE SHARES                                                            SUB-ADVISER(S),
 PORTFOLIO NAME                     OBJECTIVE                              AS APPLICABLE)
---------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS  Seeks long-term capital appreciation.  .   Lazard Asset Management
  EQUITY PORTFOLIO                                                             LLC

---------------------------------------------------------------------------------------------------------------
 LORD ABBETT SERIES FUND, INC. -                                                 INVESTMENT MANAGER (OR
 CLASS VC                                                                        SUB-ADVISER(S),
 PORTFOLIO NAME                      OBJECTIVE                                   AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE           The fund's investment objective is to seek  .   Lord, Abbett & Co. LLC
  PORTFOLIO (VC)                     high current income and the opportunity
                                     for capital appreciation to produce a high
                                     total return.
---------------------------------------------------------------------------------------------------------------
LORD ABBETT CLASSIC STOCK PORTFOLIO  The fund's investment objective is growth   .   Lord, Abbett & Co. LLC
  (VC)                               of capital and growth of income
                                     consistent with reasonable risk.
---------------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH OPPORTUNITIES     The fund's investment objective is capital  .   Lord, Abbett & Co. LLC
  PORTFOLIO (VC)                     appreciation.

----------------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE INSURANCE TRUSTS -                                               INVESTMENT MANAGER
 SERVICE CLASS                                                                    (OR SUB-ADVISER(S),
 PORTFOLIO NAME                       OBJECTIVE                                   AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO  The fund's investment objective is to seek  .   Massachusetts Financial
                                      capital appreciation.                           Services Company
----------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES         The fund's investment objective is to seek  .   Massachusetts Financial
                                      capital appreciation.                           Services Company
----------------------------------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS        The fund's investment objective is to seek  .   Massachusetts Financial
  GROWTH STOCK PORTFOLIO              capital appreciation.                           Services Company
----------------------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY PORTFOLIO           The fund's investment objective is to seek  .   Massachusetts Financial
                                      capital appreciation.                           Services Company
----------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES               The fund's investment objective is to seek  .   Massachusetts Financial
                                      total return.                                   Services Company

---------------------------------------------------------------------------------------------------------
                                                                           INVESTMENT MANAGER (OR
 NORTHERN LIGHTS VARIABLE TRUST                                            SUB-ADVISER(S),
 PORTFOLIO NAME                   OBJECTIVE                                AS APPLICABLE)
---------------------------------------------------------------------------------------------------------
7TWELVE/TM/ BALANCED PORTFOLIO    The Portfolio seeks to provide superior  .   7Twelve Advisors, LLC
                                  risk-adjusted returns when compared to
                                  the bond and equity markets in general.
---------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE INSURANCE TRUST -                                             INVESTMENT MANAGER (OR
 ADVISOR CLASS                                                                SUB-ADVISER(S),
 PORTFOLIO NAME                     OBJECTIVE                                 AS APPLICABLE)
------------------------------------------------------------------------------------------------------------
PIMCO COMMODITYREALRETURN(R)        Seeks maximum real return consistent      .   Pacific Investment
  STRATEGY PORTFOLIO                with prudent investment management.           Management Company LLC
------------------------------------------------------------------------------------------------------------
PIMCO EMERGING MARKETS BOND         Seeks maximum total return, consistent    .   Pacific Investment
  PORTFOLIO                         with preservation of capital and prudent      Management Company LLC
                                    investment management.
------------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN PORTFOLIO         Seeks maximum real return, consistent     .   Pacific Investment
                                    with preservation of real capital and         Management Company LLC
                                    prudent investment management.
------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN PORTFOLIO        Seeks maximum total return, consistent    .   Pacific Investment
                                    with preservation of capital and prudent      Management Company LLC
                                    investment management.

-----------------------------------------------------------------------------------------------------
                                                                       INVESTMENT MANAGER (OR
 PROFUNDS VP                                                           SUB-ADVISER(S),
 PORTFOLIO NAME           OBJECTIVE                                    AS APPLICABLE)
-----------------------------------------------------------------------------------------------------
PROFUND VP BEAR           Seeks daily investment results, before fees  .   ProFund Advisors LLC
                          and expenses, that correspond to the
                          inverse (-1x) of the daily performance of
                          the S&P 500(R).
-----------------------------------------------------------------------------------------------------
PROFUND VP BIOTECHNOLOGY  Seeks investment results, before fees and    .   ProFund Advisors LLC
                          expenses, that correspond to the
                          performance of the Dow Jones U.S.
                          Biotechnology/SM/ Index.

-----------------------------------------------------------------------------------------------------------
                                                                             INVESTMENT MANAGER (OR
 T. ROWE PRICE EQUITY SERIES, INC.                                           SUB-ADVISER(S),
 PORTFOLIO NAME                      OBJECTIVE                               AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------
T. ROWE PRICE HEALTH SCIENCES        Seeks long-term capital appreciation.   .   T. Rowe Price Associates,
  PORTFOLIO - II                                                                 Inc.


-----------------------------------------------------------------------------------------------------------
                                                                             INVESTMENT MANAGER (OR
 VANECK VIP TRUST - S CLASS                                                  SUB-ADVISER(S),
 PORTFOLIO NAME                     OBJECTIVE                                AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND  Seeks long-term capital appreciation by  .   Van Eck Associates
                                    investing primarily in hard asset            Corporation
                                    securities. Income is a secondary
                                    consideration.
-----------------------------------------------------------------------------------------------------------


(+)The Board of Trustees of EQ Advisors Trust has approved changes to the Portfolio's principal investment strategies that will allow the Portfolio to operate as a "government money market fund." Effective April 1, 2016, the Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(1)This variable investment option is also available as a Guaranteed benefit variable investment option should you elect a Guaranteed benefit and wish to fund it. The Guaranteed benefit variable investment option version of these funds will be identified with the prefix "GB." For more information, please see "What are your investment options under the contract?" earlier in this section.

(2)Formerly known as EQ/Real Estate PLUS.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-789-7771.

                        CONTRACT FEATURES AND BENEFITS

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this Prospectus. Any amounts allocated to the guaranteed interest option will not be included in your Guaranteed benefit account value.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)the minimum interest rate guaranteed over the life of the contract,

(2)the yearly guaranteed interest rate for the calendar year, and

(3)the current interest rate.

We set current interest rates periodically, based on our discretion and according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but before the deduction of annual administrative charges, and any withdrawal charges (if applicable). See Appendix V later in this Prospectus for more information on state variations that may apply.


Depending on the state where your contract is issued, your lifetime minimum rate ranges from 1.00% to 3.00%. The data page for your contract shows the lifetime minimum rate. Check with your financial professional as to which rate applies in your state. The minimum yearly rate will never be less than the lifetime minimum rate. The minimum yearly rate for 2016 is 1.00%, 1.25%, 1.5% or 3% depending on your lifetime minimum rate. Current interest rates will never be less than the yearly guaranteed interest rate.


Generally, contributions and transfers into and out of the guaranteed interest option are limited. See "Transferring your money among the investment options" later in this Prospectus for restrictions on transfers from the guaranteed interest option.

ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING. (Series B and L contracts only) The account for special dollar cost averaging is part of our general account. We pay interest at enhanced guaranteed rates in this account for specified time periods. We will credit interest to the amounts that you have in the account for special dollar cost averaging every day. We set the interest rates periodically, based on our discretion and according to the procedures that we have. We reserve the right to change these procedures.

We guarantee to pay our current interest rate that is in effect on the date that your contribution is allocated to this account. Your guaranteed interest rate for the time period you select will be shown in your contract for an initial contribution. The rate will never be less than the lifetime minimum rate for the guaranteed interest option. See "Dollar cost averaging" later in this section for rules and restrictions that apply to the account for special dollar cost averaging.

ALLOCATING YOUR CONTRIBUTIONS

You may allocate your contributions to the Non-Guaranteed benefit variable investment options, the guaranteed interest option or one of our Special DCA programs (depending on what series of Retirement Cornerstone(R) you purchase). If you elect a Guaranteed benefit, you may also allocate contributions to the Guaranteed benefit variable investment options or one of our Special DCA programs (depending on what series of Retirement Cornerstone(R) you purchase). Also, we limit the number of variable investment options which you may elect. We may, at any time, exercise our right to terminate transfers to any of the variable investment options.

Only amounts you allocate to the Guaranteed benefit variable investment options and amounts in a Special DCA program designated for future transfers to the Guaranteed benefit variable investment options will fund the Guaranteed benefits you elected. These amounts will be used to calculate your Guaranteed benefit bases and will become part of your Guaranteed benefit account value.

For example:

You purchase a Series B contract with an initial contribution of $100,000 and elect the GIB. You allocate $60,000 to the Guaranteed benefit variable investment options and $40,000 to the Non-Guaranteed benefit variable investment options. The $60,000 will be included in your Guaranteed benefit account value and will be used to calculate your Guaranteed benefit base(s). $40,000 will be included in your Non-Guaranteed benefit account value.

Allocations must be whole percentages and you may change your allocations at any time. No more than 25% of any contribution to the contract may be allocated to the guaranteed interest option. The total of your allocations into all available investment options must equal 100%. We reserve the right to discontinue, and/or place additional limitations on, contributions and transfers to any of the variable investment options, including the Guaranteed benefit variable investment options. We also reserve the right to discontinue acceptance of contributions into the contract. See "Additional limitations on contributions to the contract" in the table in "How you can purchase and contribute to your contract" under "Contract features and benefits."

It is important to note that the contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. If your financial professional is with AXA Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him or her regarding any different arrangements that may apply.

CUSTOM SELECTION RULES (APPLICABLE TO GUARANTEED BENEFIT ACCOUNT VALUE ONLY)

For allocations to your Guaranteed benefit account value, you must allocate your contributions and transfers in accordance with our

                        CONTRACT FEATURES AND BENEFITS

Custom Selection Rules. The Custom Selection Rules require that all of your Guaranteed benefit account value be allocated according to the category and investment option limits described below. Allocations to the Guaranteed benefit account value may be made through contributions and transfers from your Non-Guaranteed benefit account value. Those programs are discussed later in this section. These Custom Selection Rules do not apply to amounts allocated to your Non-Guaranteed benefit account value.

Your Guaranteed benefit account value must be allocated among the Guaranteed benefit variable investment options in the following three categories:

CATEGORY 1 -- AXA STRATEGIC ALLOCATION

  GB AXA Balanced Strategy
  GB AXA Conservative Growth Strategy
  GB AXA Conservative Strategy
  GB AXA Moderate Growth Strategy

  GB AXA/AB Dynamic Moderate Growth


CATEGORY 2 -- FIXED INCOME

  GB EQ/Core Bond Index
  GB EQ/Intermediate Government Bond Index

CATEGORY 3 -- EQUITY

  GB AXA Growth Strategy
  GB AXA International Managed Volatility
  GB AXA 400 Managed Volatility
  GB AXA 500 Managed Volatility
  GB AXA 2000 Managed Volatility



Your contributions in the three categories must also generally be allocated according to the following category and investment option limits.

CATEGORY AND INVESTMENT OPTION LIMITS. The chart below sets forth the general category and investment option limits.

----------------------------------------------------------------------------------
                                                                CATEGORY
                                                   -------------------------------
                                                   1. STRATEGIC 2. FIXED 3. EQUITY
                                                    ALLOCATION   INCOME
----------------------------------------------------------------------------------
Maximum for category                                None/(1)/   None     60%
----------------------------------------------------------------------------------
Minimum for category                                None        40%/(2)/ None
----------------------------------------------------------------------------------
Maximum for each option                             None        None     10%/(3)/
----------------------------------------------------------------------------------

(1)If there is any allocation to Category 3, there is a 40% minimum allocation requirement to Category 2, thus limiting the amount that may be allocated to Category 1.
(2)Applies only if there is any allocation to Category 3.
(3)GB AXA 400 Managed Volatility and GB AXA 2000 Managed Volatility have a 10% maximum limit individually. GB AXA Growth Strategy, GB AXA International Managed Volatility and GB AXA 500 Managed Volatility are not subject to a per fund maximum.

There are no minimum allocations for any one Guaranteed benefit variable investment option. Allocations must be in whole percentages. Your ability to allocate contributions to investment options may be subject to restrictions in certain states. See Appendix V later in this Prospectus for more information on state variations of certain features and benefits.

We reserve the right to change our Custom Selection Rules at any time. We also reserve the right to discontinue, and/or place additional limitations on, contributions and transfers into any or all Guaranteed benefit variable investment options, either directly or through one of our Special DCA programs. IF YOU ELECT ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S).

POSSIBLE CHANGES TO THE CUSTOM SELECTION RULES. We may in the future revise the category limits; the categories themselves; the investment option limits; and the variable investment options within each category.

We may in the future revise the category limits, the investment limits, the categories themselves, and the investment options within each category, as well as combine the investment options within the same or in different categories (collectively, "category and investment option limits").

If we change our Custom Selection Rules, please note the following:

..   Any amounts you have allocated among the Guaranteed benefit variable investment options will NOT be automatically reallocated to conform with the new Custom Selection Rules.

..   If your allocation instructions on file prior to a change to our Custom
    Selection Rules DO NOT COMPLY with our new Custom Selection Rules:

   -- you will NOT be automatically required to change your allocation instructions;

   -- if you make a subsequent contribution, you will NOT be required to change your allocation instructions; or

   -- if you initiate a transfer, you WILL be required to change your instructions.

..   Any change to your allocation instructions must comply with our new Custom
    Selection Rules. Your new allocation instructions will apply to all future transactions, including subsequent contributions, transfers and rebalancing.

AUTOMATIC QUARTERLY REBALANCING Other than amounts attributable to a Special DCA program that are designated for your Guaranteed benefit variable investment options, your Guaranteed benefit variable investment options will be rebalanced automatically every three months which begins three months from your contract date. Rebalancing will occur on the same day of the month as your contract date. If that date is after the 28th of a month, rebalancing will occur on the first business day of the following month. If the date occurs on a date other than a business day, the rebalancing will occur on the next business day. Rebalancing for the last quarter of a contract year will occur on the contract date anniversary. If this date occurs on a day other than a business day, the rebalance will occur on the business day immediately preceding the contract date anniversary. When we rebalance, we will transfer amounts among the Guaranteed benefit variable investment options so that the percentage of your Guaranteed benefit account value in each option at the end of the rebalancing date matches the most recent allocation instructions that we have

                        CONTRACT FEATURES AND BENEFITS
received from you. Rebalancing does not assure a profit or protect against loss, so you should periodically review your allocation percentages as your needs change. You may request a rebalancing on the transaction date of a subsequent contribution.

A transfer among the Guaranteed benefit variable investment options does not automatically change your allocation instructions for the rebalancing of your Guaranteed benefit account value on a quarterly basis. This means that upon the next scheduled rebalancing, we will transfer amounts among your Guaranteed benefit variable investment options pursuant to the allocation instructions on file. If you wish to change allocation instructions for the quarterly rebalancing, these instructions must meet current category and investment option limits and must be in writing on a form we provide.

If we change our Custom Selection Rules, your quarterly rebalancing will continue in accordance with your existing allocation instructions, unless you submit new allocation instructions.

If we discontinue contributions and transfers to the Guaranteed benefit variable investment options, we reserve the right to default any subsequent contribution or transfer to the corresponding Non-Guaranteed benefit variable investment option, which invests in the same underlying portfolio.

We may offer an optional rebalancing program for amounts allocated to your Non-Guaranteed benefit variable investment options and the guaranteed interest option. For more information, see "Rebalancing" in "Transferring your money among investment options" later in this Prospectus.

ALLOCATION INSTRUCTION CHANGES. You may change your instructions for allocations of future contributions. Any revised allocation instructions will also be used for quarterly rebalancing. Any revised allocation instructions must meet the category and investment option limits in place at the time that the instructions are received.

TRANSFERS. Once you allocate amounts to the Guaranteed benefit variable investment options, such amounts may be transferred among the Guaranteed benefit variable investment options in accordance with our Custom Selection Rules, but may not be transferred to the Non-Guaranteed benefit variable investment options. In addition, we may, at any time, exercise our right to limit or terminate transfers into any of the variable investment options. See "Transferring your account value" in "Transferring your money among investment options."

DOLLAR COST AVERAGING

We offer a variety of dollar cost averaging programs. Not all of the programs described here are available with each Retirement Cornerstone(R) Series contract. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. All amounts in a dollar cost averaging program will be transferred at the completion of the time period you select. Currently, our Special DCA programs time periods do not extend beyond 12 months. These plans of investing, however, do not guarantee that you will earn a profit or be protected against losses.

--------------------------------------------------------------------------------
UNITS MEASURE YOUR VALUE IN EACH VARIABLE INVESTMENT OPTION.
--------------------------------------------------------------------------------

We offer the following dollar cost averaging programs in the Retirement Cornerstone(R) Series contracts:

..   Special dollar cost averaging;

..   Special money market dollar cost averaging;

..   General dollar cost averaging;

..   Investment simplifier.

The only dollar cost averaging programs that are available to fund your Guaranteed benefits are special dollar cost averaging and special money market dollar cost averaging (together, the "Special DCA programs"). Depending on the Retirement Cornerstone(R) Series contract you own, you will have one of the Special DCA programs available to you, but not both. The Special DCA programs allow you to gradually fund your Guaranteed benefits through systematic transfers to the Guaranteed benefit variable investment options. Also, you may make systematic transfers to the Non-Guaranteed benefit variable investment options and the guaranteed interest option. Amounts in the account for special dollar cost averaging are credited with an enhanced interest rate over the time period selected. Amounts in special money market dollar cost averaging are immediately invested in the EQ/Money Market variable investment option. Only new contributions may be allocated to a Special DCA program. For information on how a Special DCA program may affect certain Guaranteed benefits, see "Guaranteed minimum death benefit and Guaranteed income benefit base" later in this section.

General dollar cost averaging and Investment simplifier, on the other hand, can only be used for systematic transfers to your Non-Guaranteed benefit variable investment options. Our Investment simplifier program is available for scheduled transfers from the guaranteed interest option to the Non-Guaranteed benefit variable investment options. Our General dollar cost averaging program is available for scheduled transfers from the EQ/Money Market variable investment option to the Non-Guaranteed benefit variable investment options. Below, we provide detail regarding each of the programs.

We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging programs. We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect. Not all dollar cost averaging programs are available in all states. See Appendix V later in this Prospectus for more information on state availability of certain features and benefits.

OUR SPECIAL DCA PROGRAMS. We currently offer the "Special dollar cost averaging program" under the Series B and Series L contracts and the "Special money market dollar cost averaging program" under the Series C and Series CP(R) contracts.

SPECIAL DOLLAR COST AVERAGING

Under the special dollar cost averaging program, you may dollar cost average from the account for special dollar cost averaging, which is part of the general account. We credit daily interest, which will never be less than the guaranteed lifetime minimum rate for the guaranteed interest option, to amounts allocated to this account. We guarantee to pay the current interest rate that is in effect on the date that your

                        CONTRACT FEATURES AND BENEFITS
contribution is allocated to this account. The guaranteed interest rate for the time period that you select will be shown in your contract for your initial contribution. We set the interest rates periodically, based on our discretion and according to procedures that we have. We reserve the right to change these procedures.

We will transfer amounts from the account for special dollar cost averaging into the investment options you designate over an available time period that you select, during which you will receive an enhanced interest rate. If the Special dollar cost averaging program is selected at the time of the application to purchase the contract, a 60 day rate lock will apply from the date of application. Any contribution(s) received during this 60 day period will be credited with the interest rate offered on the date of application for the duration of the time period selected at application. Any contribution(s) received after the 60 day rate lock period has ended will be credited with the then current interest rate for the duration of the time period selected at application. Contribution(s) made to the account for special dollar cost averaging after the contract has been issued will be credited with the then current interest rate on the date the contribution is received by us for the time period initially selected by you. Once the time period you selected has ended, you may select another time period for future contributions. At that time, you may also select a different allocation for transfers to the investment options, or, if you wish, we will continue to use the allocation that you previously made.

SPECIAL MONEY MARKET DOLLAR COST AVERAGING

Under the special money market dollar cost averaging program, you may dollar cost average from the account for special money market dollar cost averaging, which is part of the EQ/Money Market variable investment option. We will transfer amounts from the account for special money market dollar cost averaging into the investment options over an available time period that you select.

                              -------------------

Under both Special DCA programs, the following applies:

..   Initial contributions to a Special DCA program must be at least $2,000;
    subsequent contributions to an existing Special DCA program must be at least $250;

..   Contributions into a Special DCA program must be new contributions; you may not make transfers from amounts allocated to other investment options to initiate a Special DCA program;

..   We offer time periods of 3, 6 or 12 months. We may also offer other time periods;

..   Contributions to a Special DCA program may be designated for the Guaranteed benefit variable investment options, the Non- Guaranteed benefit variable investment options and/or the guaranteed interest option, subject to the following:

   -- If you want to dollar cost average only to the Non-Guaranteed benefit variable investment options, you may split your contributions among the Non-Guaranteed benefit variable investment options, Guaranteed benefit variable investment options and a Special DCA program. The instructions for the program may differ from your current allocation instructions. With certain selling broker-dealers, you may not be able to split your initial contribution among the Non- Guaranteed benefit variable investment options, Guaranteed benefit variable options and a Special DCA program. You will, however, be able to split subsequent contributions.

   -- If you want to dollar cost average into the Guaranteed benefit variable investment options, 100% of your contribution must be allocated to the Special DCA program. In other words, your contribution cannot be split between the Special DCA program and any other investment options available under the contract. The instructions for the program must match your current allocation instructions.

   -- If you want to dollar cost average into the guaranteed interest option, 100% of your contribution must be allocated to the Special DCA program. Up to 25% of your Special DCA program may be designated for the guaranteed interest option, even if such a transfer would result in more than 25% of your Total account value being allocated to the guaranteed interest option. See "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus.

..   Your Guaranteed benefit base(s) will be increased to reflect any contribution to the Special DCA program that you have instructed us to transfer to the Guaranteed benefit variable investment options. The Annual Roll-up rate in effect on your contract will apply immediately to any contribution that is designated to be transferred to the Guaranteed benefit variable investment options;

..   IF WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE
    ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS AND TRANSFERS INTO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS, AND YOUR SPECIAL DCA PROGRAM HAS TRANSFERS SCHEDULED TO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS, THE PROGRAM WILL CONTINUE FOR ITS DURATION. HOWEVER, SUBSEQUENT CONTRIBUTIONS TO ANY GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS UNDER A SPECIAL DCA PROGRAM WILL NOT BE PERMITTED;

..   IF YOU ELECT ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO
    DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S);

..   We will transfer all amounts by the end of the chosen time period. The transfer date will be the same day of the month as the contract date, but not later than the 28th day of the month. For a Special DCA program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the Special DCA program, but not later than the 28th day of the month. The only transfers that will be made are your regularly scheduled transfers to the variable investment options. If you request to transfer any other amounts from your Special DCA program, we will transfer all of the value that you have remaining in the account to the investment options according to the allocation percentages for the Special DCA program that we have on file for you;

                        CONTRACT FEATURES AND BENEFITS

..   Except for withdrawals made under our Automatic RMD withdrawal service, any withdrawal from your Special DCA program will terminate your Special DCA program. Any amounts remaining in the account after the program terminates will be transferred to the destination investment options according to your Special DCA program allocation instructions. Any withdrawal which results in a reduction in the Special DCA program amount previously included in your Guaranteed benefit bases will reduce the Guaranteed benefit bases as described later in this Prospectus. See "How withdrawals affect your Guaranteed benefits" later in this section;

..   If you elect any dollar cost averaging program, rebalancing Option II is not available. If you elect a general dollar cost averaging program or special money market dollar cost averaging, rebalancing Option I is not available. See "Rebalancing among your Non-Guaranteed benefit variable investment options and guaranteed interest option" in "Transferring your money among investment options" later in this Prospectus;

..   A Special DCA program may not be in effect at the same time as a general dollar cost averaging program;

..   The only dollar cost averaging program available to fund your Guaranteed benefits is a Special DCA program;

..   You may cancel your participation at any time but you may not change your allocation instructions for transfers during the selected time period. If you terminate your Special DCA program, we will allocate any remaining amounts in your Special DCA program pursuant to your program allocations on file; and

..   We may offer these programs in the future with transfers on a different basis. Your financial professional can provide information in the time periods and interest rates currently available in your state, or you may contact our processing office.

GENERAL DOLLAR COST AVERAGING PROGRAM

If your value in the EQ/Money Market variable investment option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to any of the Non-Guaranteed benefit variable investment options. Please see Appendix V for more information on state availability or certain restrictions in your state.

You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market variable investment option have been transferred out. The minimum amount that we will transfer each time is $250. The instructions for the program may differ from your allocation instructions on file.

If, on any transfer date, your value in the EQ/Money Market variable investment option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

You may not participate in our optional rebalancing programs if you elect the general dollar cost averaging program.

INVESTMENT SIMPLIFIER

FIXED-DOLLAR OPTION. Under this option, you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the Non-Guaranteed benefit variable investment options of your choice. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28/th/ day of the month. The minimum transfer amount is $50. Unlike the account for special dollar cost averaging, the fixed dollar option does not offer enhanced rates. Also, this option is subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified if this occurs. You must send in a request form to resume the program in the next or subsequent contract years.

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, provided the transfer complies with the same guaranteed interest option transfer limitations referenced above. If the transfer does not comply with the transfer limitations, the transfer will not be made and the program will end. You may change the transfer amount once each contract year or cancel this program at any time.

INTEREST SWEEP OPTION. Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the Non-Guaranteed benefit variable investment options of your choice. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. If the amount in the guaranteed interest option falls below $7,500 at the beginning of the month, no transfer will be made that month. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office. Transfers under the Interest sweep option are subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus.

CREDITS (FOR SERIES CP(R) CONTRACTS)

A credit will also be allocated to your Total account value at the same time that we allocate your contribution. Credits are allocated to the same investment options based on the same percentages used to allocate your contributions. We do not include credits in calculating

                        CONTRACT FEATURES AND BENEFITS
any of your benefit bases under the contract, except to the extent that any credits are part of the Guaranteed benefit account value, which is used to calculate the Annual Ratchet benefit bases or a Roll-up benefit base reset. A credit will not be applied in connection with a partial conversion of a traditional IRA contract to a Roth IRA contract.

The amount of the credit will be either 4% or 5% of each contribution based on your total first-year contributions.

               -------------------------------------------------
                                               CREDIT PERCENTAGE
                                                  APPLIED TO
               FIRST YEAR TOTAL CONTRIBUTIONS    CONTRIBUTIONS
               -------------------------------------------------
               Less than $350,000                      4%
               -------------------------------------------------
               $350,000 or more                        5%
               -------------------------------------------------

This credit percentage will be credited to your initial contribution and each subsequent contribution made in the first contract year (after adjustment as described below), as well as those in the second and later contract years. THE CREDIT WILL APPLY TO SUBSEQUENT CONTRIBUTIONS ONLY TO THE EXTENT THAT THE SUM OF THAT CONTRIBUTION AND PRIOR CONTRIBUTIONS TO WHICH NO CREDIT WAS APPLIED EXCEEDS THE TOTAL WITHDRAWALS MADE FROM THE CONTRACT SINCE THE ISSUE DATE.

For example, assume you make an initial contribution of $100,000 to your contract and your account value is credited with $4,000 (4% x $100,000). After that, you decide to withdraw $7,000 from your contract. Later, you make a subsequent contribution of $3,000. You receive no credit on your $3,000 contribution since it does not exceed your total withdrawals ($7,000). Further assume that you make another subsequent contribution of $10,000. At that time, your account value will be credited with $240 [4% x (10,000 + 3,000 - 7,000)].

Although the credit, as adjusted at the end of the first contract year, will be based upon first year total contributions, the following rules affect the percentage with which contributions made in the first contract year are credited during the first contract year:

..   Indication of intent: If you indicate in the application at the time you purchase your contract an intention to make contributions to equal or exceed $350,000 in the first contract year (the "Expected First Year Contribution Amount") and your initial contribution is at least $175,000, your credit percentage will be as follows:

   -- For any contributions resulting in total contributions to date less than your Expected First Year Contribution Amount, the credit percentage will be the percentage that applies to the Expected First Year Contribution Amount based on the table above.

   -- If, at the end of the first contract year, your total contributions were lower than your Expected First Year Contribution Amount such that the credit applied should have been 4%, we will recover any Excess Credit. The Excess Credit is equal to the difference between the credit that was actually applied based on your Expected First Year Contribution Amount (as applicable) and the credit that should have been applied based on first year total contributions. Here, that would be 1%.

   -- The "Indication of intent" approach to first year contributions is not available in all states. Please see Appendix V later in this Prospectus for more information on state availability.

For example:

In your application, you include an Indication of intent to contribute $350,000 and make an initial contribution of $200,000. You do not make any additional contributions in the first contract year. Your account value will initially be credited with $10,000 (5% x $200,000). On your contract date anniversary, your account value will be reduced by $2,000 (1% x $200,000).

..   No indication of intent:

   -- For your initial contribution, we will apply the credit percentage based upon the above table.

   -- For any subsequent first contract year contribution that results in the higher applicable credit percentage (based on total contributions to date), we will increase the credit percentage applied to that contribution, as well as any prior or subsequent contributions made in the first contract year, accordingly.

In addition to the recovery of any Excess Credit, we will recover all of the credit or a portion of the credit in the following situations:

..   If you exercise your right to cancel the contract, we will recover the entire credit made to your contract (see "Your right to cancel within a certain number of days" later in this Prospectus). Also, you will not be reimbursed for any charges deducted before cancellation, except in states where we are required to return the amount of your contributions. In states where we are required to return your account value, the amount we return to you upon cancellation will reflect any investment gain or loss in the variable investment options (less the daily charges we deduct) associated with your contributions and the full amount of the credit. See "Charges and expenses" later in this Prospectus for more information.

..   If you start receiving annuity payments within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years. Please see Appendix V later in this Prospectus for more information on state variations.

..   If the owner (or older joint owner, if applicable) dies during the one-year period following our receipt of a contribution to which a credit was applied, we will recover the amount of such credit.

For example:

You make an initial contribution of $100,000 to your contract and your account value is credited with $4,000 (4% x $100,000). If you (i) exercise your right to cancel the contract, (ii) start receiving annuity payments within three years of making the contribution, or (iii) die during the one-year period following the receipt of the contribution, we will recapture the entire credit and reduce your account value by $4,000.

When we recover any portion of a credit, we take the dollar amount of the credit from your investment options on a pro rata basis. We do not include credits in the calculation of any withdrawal charge. We do not include credits in calculating any of your benefit bases under the contract, except to the extent that any credits are part of the Guaranteed benefit account value, which is used to calculate the Annual Ratchet benefit bases or a Roll-up benefit base reset. Credits

                        CONTRACT FEATURES AND BENEFITS
are included in the assessment of any charge that is based on your account value. Credits are also not considered to be part of your investment in the contract for tax purposes. See "Series CP(R) Credits and your Guaranteed minimum death benefit and GIB benefit bases" in "Guaranteed minimum death benefit and Guaranteed income benefit base" below.

We use a portion of the mortality and expense risks charge and withdrawal charge to help recover our cost of providing the credit. We expect to make a profit from these charges. See "Charges and expenses" later in this Prospectus. The charge associated with the credit may, over time, exceed the sum of the credit and any related earnings. While we cannot state with any certainty when this will happen, we believe that it is likely that if you hold your Series CP(R) contract for 20 years, you may be better off in a contract without a credit, and with a lower mortality and expense risk charge. Your actual results will depend on the investment returns on your contract. Therefore, if you plan to hold the contract for an extended period of time, you may wish to consider purchasing a contract that does not include a credit. You should consider this possibility before purchasing the contract.

GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED INCOME BENEFIT BASE

The Guaranteed minimum death benefit base and Guaranteed income benefit base (hereinafter, in this section called your "Guaranteed benefit bases") are used to calculate the Guaranteed income benefit ("GIB") and the death benefits, as described in this section. Your Guaranteed benefit bases are not account values or cash values. See also "Guaranteed income benefit" and "Guaranteed minimum death benefit" below.

We refer to the following, collectively, as "Guaranteed minimum death benefits:" (i) Return of Principal death benefit; (ii) the Annual Ratchet to age 85 death benefit; and (iii) the "Greater of" death benefit.

As discussed immediately below, when calculating your guaranteed benefits, one or more of the following may apply: (1) the Return of Principal death benefit is based on the Return of Principal death benefit base; (2) the Annual Ratchet death benefit is based on the Annual Ratchet to age 85 benefit base; (3) the "Greater of" death benefit is based on the greater of the Roll-up to age 85 benefit base and the Annual Ratchet to age 85 benefit base; (4) the GIB is based on the greater of Roll-up to age 95 benefit base (the "GIB Roll-up benefit base") and the Annual Ratchet to age 95 benefit base.

For example, you make an initial contribution of $100,000 and allocate the entire $100,000 to the Non-Guaranteed benefit variable investment options. Your Non-Guaranteed benefit account value is credited with $4,000 (4% x $100,000). Assume you later transfer $5,000 to the Guaranteed benefit variable investment options, which represents the credit amount plus earnings, some of which are attributable to the credit amount. Your GIB benefit base would equal $1,000 ($5,000 - $4,000). See "Series CP(R) Credits and your Guaranteed benefit bases" below. However, your Guaranteed benefit account value would still increase by the full amount of the transfer, which in this example would be $5,000.

RETURN OF PRINCIPAL DEATH BENEFIT BASE

Your Return of Principal benefit base is equal to:

..   your initial contribution and any subsequent contributions to the
    Guaranteed benefit variable investment options, either directly or through a Special DCA program; plus

..   any amounts transferred to the Guaranteed benefit variable investment options, less

..   a deduction that reflects any withdrawals you make from the Guaranteed benefit variable investment options or from amounts in a Special DCA program designated for the Guaranteed benefit variable investment options, (including any applicable withdrawal charges). The amount of this deduction is described under "How withdrawals affect your Guaranteed benefits" later in this section. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

Please see Appendix III for an example of how the Return of Principal death benefit base is calculated.

ANNUAL RATCHET TO AGE 85 BENEFIT BASE/ANNUAL RATCHET TO AGE 95 BENEFIT BASE

The Annual Ratchet to age 85 benefit base is used for the Annual Ratchet death benefit and the "Greater of" death benefit. The Annual Ratchet to age 95 benefit base is used for the GIB.

The calculation of your Annual Ratchet benefit base will depend on whether you have taken a withdrawal from the Guaranteed benefit account value.

If you have not taken a withdrawal from your Guaranteed benefit account value, your Annual Ratchet benefit base is equal to the greater of either:

..   Your initial contribution and any subsequent contributions to the
    Guaranteed benefit variable investment options, either directly or through a Special DCA program; plus

..   Amounts transferred to the Guaranteed benefit variable investment options.

                                     -OR-

..   Your highest Guaranteed benefit account value on any contract date anniversary up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th or 95th birthday, as applicable (plus any transfers to the Guaranteed benefit variable investment options and contributions to a Special DCA program designated for the Guaranteed benefit variable investment options, made since the most recent Annual Ratchet).

If you have taken a withdrawal from your Guaranteed benefit account value, your Annual Ratchet benefit base will be reduced from the amount described above. See "How withdrawals affect your Guaranteed benefits" later in this section (including any applicable withdrawal charges). The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus. At any time after a withdrawal, your Annual Ratchet benefit base is equal to the greater of either:

..   Your Annual Ratchet benefit base immediately following the most recent withdrawal (plus any transfers to the Guaranteed benefit variable investment options made since the most recent Annual Ratchet).

                        CONTRACT FEATURES AND BENEFITS

                                     -OR-

..   Your highest Guaranteed benefit account value on any contract date anniversary after the withdrawal up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th or 95th birthday, as applicable (plus any transfers to the Guaranteed benefit variable investment options made since the most recent Annual Ratchet).

Please see Appendix III and Appendix VII for examples of how the Annual Ratchet to age 85 and Annual Ratchet to age 95 benefit bases are calculated.

ROLL-UP TO AGE 95 ("GIB ROLL-UP BENEFIT BASE") AND ROLL-UP TO AGE 85 (TOGETHER, THE "ROLL-UP BENEFIT BASES") BENEFIT BASES (USED FOR GIB AND "GREATER OF" DEATH BENEFIT)

The Roll-up benefit bases are equal to:

..   your initial contribution and any subsequent contributions to the
    Guaranteed benefit variable investment options, either directly or through a Special DCA program; plus

..   any transfers to the Guaranteed benefit variable investment options; less

..   a deduction that reflects any "Excess withdrawal" amounts (plus any applicable withdrawal charges); plus

..   any "Annual Roll-up amount" minus a deduction that reflects any withdrawals of the "Annual withdrawal amount."

The amount of the deduction for an "Excess withdrawal" and the deduction for the Annual withdrawal amount are described under "How withdrawals affect your Guaranteed benefits" later in this section. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

The "Annual Roll-up amount" is described under "Guaranteed income benefit" later in this section.

For the "Greater of" death benefit, the Roll-up to age 85 benefit base stops rolling up on the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday.

IF YOU ELECT BOTH GIB AND THE "GREATER OF" DEATH BENEFIT, YOUR ROLL-UP BENEFIT BASES ARE EQUAL UNTIL AGE 85. BEGINNING ON THE CONTRACT DATE ANNIVERSARY FOLLOWING AGE 85, YOUR ROLL-UP TO AGE 85 BENEFIT BASE WILL: (I) NO LONGER ROLL-UP; (II) NO LONGER BE ELIGIBLE FOR RESETS; AND (III) BE REDUCED DOLLAR-FOR-DOLLAR BY WITHDRAWALS UP TO YOUR ANNUAL WITHDRAWAL AMOUNT.

For the GIB, your GIB Roll-up benefit base stops rolling up on the contract date anniversary following the owner's (or older joint owner's, if applicable) 95th birthday. If the annuitant is older than the owner, the contract maturity date (the point at which lifetime payments must begin and all Roll-ups will end) will precede the owner's 95th birthday.

For contracts with non-natural owners, the Roll-up benefit bases will be based on the annuitant's (or older joint annuitant's) age.

Please see Appendix III for an example of how the Roll-up benefit bases are calculated.

"GREATER OF" DEATH BENEFIT BENEFIT BASE

Your "Greater of" death benefit benefit base is equal to the greater of:

..   The benefit base computed for the Roll-up to age 85; and

..   The benefit base computed for the Annual Ratchet to age 85.

Both of these are described immediately above.

Please see Appendix III later in this Prospectus for an example of how the "Greater of" death benefit is calculated.

GIB BENEFIT BASE

Your GIB benefit base is equal to the greater of:

..   The benefit base computed for the GIB Roll-up benefit base; and

..   The benefit base computed for the Annual Ratchet to age 95.

Both of these are described immediately above.

The GIB Roll-up benefit base is used to calculate your Annual withdrawal amount, as described later in this section, as well as the GIB benefit base and charge. The Annual Ratchet to age 95 benefit base is not used to calculate your Annual withdrawal amount, but is used to calculate the GIB benefit base and charge.

Please see Appendix III later in this Prospectus for an example of how the GIB benefit base is calculated.

Your Guaranteed benefit base(s) is not an account value. As such, the benefit base(s) cannot be split or divided in any proportion in connection with an event, such as divorce or a Roth IRA conversion.

SERIES CP(R) CREDITS AND YOUR GUARANTEED BENEFIT BASES. Any credit amounts attributable to your contributions are not included in your Guaranteed benefit base(s). If you decide to transfer amounts from your Non-Guaranteed benefit account value into your Guaranteed benefit account value options, only amounts representing contributions and earnings will increase your Guaranteed benefit base(s). Credits to your Non-Guaranteed benefit account value are considered transferred first, though any amount of that transfer that represents a credit will be excluded from your Guaranteed benefit base(s). All transfers, however, will increase the Guaranteed benefit account value by the total amount of the transfer.

For example:

On December 1st, you purchase a Series CP(R) contract, make an initial contribution of $100,000 and elect the GIB. You allocate the entire $100,000 contribution to the Non-Guaranteed benefit variable investment options and $0 to the Guaranteed benefit variable investment options. In effect, you have not started to fund your GIB.

The credit applied to your contract is $4,000 ($100,000 X 4%), resulting in an initial Non-Guaranteed benefit account value of $104,000.

On December 15th, you decide to fund your GIB by transferring $10,000 to the Guaranteed benefit variable investment options. After that transfer, your Guaranteed benefit account value would be $10,000, but your GIB benefit base would be $6,000 ($10,000 -$4,000). This is because credits to your Non-Guaranteed benefit account value are always considered transferred first.

GIB ROLL-UP BENEFIT BASE AND ROLL-UP TO AGE 85 BENEFIT BASE RESET. As described in this section, your Roll-up benefit base(s) will

                        CONTRACT FEATURES AND BENEFITS
automatically reset to equal the Guaranteed benefit account value, if higher, every three contract years from your contract issue date, up to the contract date anniversary following:

..   your 85th birthday (for the Roll-up to age 85 benefit base), or

..   your 95th birthday (for the GIB Roll-up benefit base).

If a reset is not applicable on any eligible contract date anniversary, your Roll-up benefit base(s) will not be eligible to be reset again until the next eligible contract date anniversary. For example, even if your Roll-up benefit base(s) did not reset on the third contract date anniversary, it will not be eligible again for a reset until the sixth contract date anniversary.

For jointly-owned contracts, eligibility to reset the Roll-up benefit base(s) is based on the age of the older owner. For non-naturally owned contracts, eligibility is based on the age of the annuitant or older joint annuitant.

Whether you fund your GIB or ''Greater of'' death benefit at contract issue or some later date, the contract date anniversaries on which your Roll-up benefit base(s) is eligible for a reset are the same.

We reserve the right to increase the fee for both the GIB and the ''Greater of'' death benefit if your Roll-up benefit base(s) resets. See ''Fee table'' earlier in this Prospectus and ''Charges and expenses'' later in this Prospectus. Your Roll-up benefit base(s) will reset automatically unless you opt out. We will notify you if your Roll-up benefit base(s) is eligible for a reset and if a fee increase has been declared. If you do not want your fee to increase, you must notify us on the specified form that we provide at least 30 days prior to the contract date anniversary on which your Roll-up benefit base(s) could reset that you want to opt out of the reset. You can notify us on the specified form that we provide, to opt back in to automatic resets at a later date. The current fee will apply upon the next reset. Your Roll-up benefit base(s) would be eligible for resets based on the same schedule: every three contract years from the contract issue date.

If we do not increase the charge when a Roll-Up benefit base resets, the total dollar amount charged on future contract date anniversaries may still increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See ''Charges and expenses'' later in this Prospectus.

HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFITS

In general, withdrawals from your Guaranteed benefit account value will reduce your Guaranteed benefit bases on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current Guaranteed benefit account value that is being withdrawn and we reduce your current Guaranteed benefit bases by the same percentage.

A pro rata deduction means that if you take a withdrawal that reduces your Guaranteed benefit base on a pro rata basis and your Guaranteed benefit account value is less than your Guaranteed benefit base, the amount of the Guaranteed benefit base reduction will exceed the amount of the withdrawal. For example, if your Guaranteed benefit account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your Guaranteed benefit account value. If your benefit base was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and your new benefit base after the withdrawal would be $24,000 ($40,000 - $16,000).

If your Guaranteed benefit account value is greater than your Guaranteed benefit base, an Excess withdrawal will result in a reduction of your Guaranteed benefit base that will be less than the withdrawal. For example, if your Guaranteed benefit account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your Guaranteed benefit account value. If your benefit base was $20,000 before the withdrawal, it would be reduced by $8,000 ($20,000 X .40) and your new benefit base after the withdrawal would be $12,000 ($20,000
- $8,000).

For purposes of calculating the adjustment to your Guaranteed benefit bases, the amount of the withdrawal will include the amount of any applicable withdrawal charge. Using the example above, the $12,000 withdrawal would include the withdrawal amount paid to you and the amount of any applicable withdrawal charge deducted from your Guaranteed benefit account value. For more information on the calculation of the charge, see ''Withdrawal charge'' later in this Prospectus. Withdrawals from your Guaranteed benefit account value always reduce your Annual Ratchet benefit base and Return of Principal benefit base on a pro rata basis, as described above.

Withdrawals affect your Roll-up benefit bases, as follows:

..   A withdrawal from your Guaranteed benefit account value in the first contract year will reduce your GIB Roll-up benefit base and Roll-up to age 85 benefit base on a pro rata basis.

..   Beginning in the second contract year, if your Lifetime GIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GIB Roll-up benefit base.

..   Beginning in the second contract year and until age 86, if your Lifetime
    GIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your Roll-up to age 85 benefit base.

..   Beginning at age 86, withdrawals will reduce your Roll-up to age 85 benefit base on a dollar for dollar basis up to your Annual withdrawal amount.

..   A withdrawal in excess of your Annual withdrawal amount will always reduce your Roll-up benefit base(s) on a pro rata basis. This means that once a withdrawal is taken that causes the sum of the withdrawals from the Guaranteed benefit account value to exceed the Annual withdrawal amount, that portion of the withdrawal that exceeds the Annual withdrawal amount and any subsequent withdrawals from the Guaranteed benefit account value in that contract year will reduce the Roll-up benefit bases on a pro rata basis.

Please remember that the GIB Roll-up benefit base is only one component of the GIB benefit base: the GIB benefit base is equal to the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base. Accordingly, withdrawals can affect your GIB benefit base, as follows:

..   A withdrawal from your Guaranteed benefit account value in the first contract year will reduce your GIB benefit base on a pro rata basis. In other words, such a withdrawal reduces both your GIB Roll-up and Annual Ratchet to age 95 benefit bases on a pro rata basis;

..   Beginning in the second contract year, if your Lifetime GIB payments have not begun, withdrawals up to your Annual withdrawal

                        CONTRACT FEATURES AND BENEFITS
   amount will not reduce your GIB benefit base, provided your GIB Roll-up benefit base is greater than your Annual ratchet to age 95 benefit base at the time of the withdrawal. Withdrawals always reduce your Annual Ratchet to age 95 benefit base on a pro rata basis;

..   Beginning in the second contract year, if your Lifetime GIB payments have not begun, withdrawals up to your Annual withdrawal amount will reduce your GIB benefit base, if your Annual ratchet to age 95 benefit base is greater than your GIB Roll-up benefit base at the time of the withdrawal. This is true even though your GIB Roll-up benefit base was not reduced by the withdrawal. Withdrawals always reduce your Annual Ratchet to age 95 benefit base on a pro rata basis;

..   A withdrawal in excess of your Annual withdrawal amount will always reduce your GIB benefit base on a pro rata basis. In other words, such a withdrawal reduces both your GIB Roll-up and Annual Ratchet to age 95 benefit bases on a pro rata basis.

Please see Appendix VII later in this Prospectus for examples of how withdrawals affect your Guaranteed benefit bases.

GUARANTEED INCOME BENEFIT

This section describes the Guaranteed income benefit ("GIB").

The GIB is an optional benefit, which is available to owners ages 20-75 (ages 20-70 for Series CP(R)). If the contract is jointly owned, the GIB availability is based on the older owner's age. GIB must be elected at issue.

The GIB may be elected in combination with the Return of Principal death benefit, Annual Ratchet death benefit or the "Greater of" death benefit.

The GIB guarantees, subject to certain restrictions, annual lifetime payments ("Lifetime GIB payments"), and allows you to take certain withdrawals prior to the beginning of your Lifetime GIB payments that do not reduce your GIB benefit base, provided your GIB Roll-up benefit base exceeds your Annual ratchet to age 95 benefit base at the time of the withdrawal.

The Lifetime GIB payments, which will begin at the earliest of:

   (i)the contract date anniversary following the date your Guaranteed benefit account value falls to zero (except as the result of an Excess withdrawal);

  (ii)the contract date anniversary following your 95th birthday; and

 (iii)your contract's maturity date.

See "Lifetime GIB payments" later in this section.

A withdrawal from your Guaranteed benefit account value in the first contract year will reduce your GIB Roll-up benefit base on a pro rata basis. Beginning in the second contract year, if your Lifetime GIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GIB Roll-up benefit base. Withdrawals in excess of your Annual withdrawal amount will reduce your GIB Roll-up benefit base on a pro rata basis. See "Annual withdrawal amount" later in this section.

Please remember that the GIB Roll-up benefit base is only one component of the GIB benefit base. The GIB benefit base is equal to the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base. If the Annual Ratchet to age 95 benefit base is greater than the GIB Roll-up benefit base at the time of a withdrawal, your GIB benefit base will be reduced on a pro rata basis. This means that even if your GIB Roll-up benefit is not reduced as a result of the withdrawal, the same withdrawal could reduce your GIB benefit base. See "How withdrawals affect your Guaranteed benefits" earlier in this section.

If you elect the GIB, you can allocate your contributions to any of the following:

..   Guaranteed benefit variable investment options

..   Non-Guaranteed benefit variable investment options

..   Guaranteed interest option

..   the account for special dollar cost averaging (Series B and L contracts only)

..   the account for special money market dollar cost averaging (Series CP(R)
    and C contracts only)

Only amounts you allocate to the Guaranteed benefit variable investment options and amounts in a Special DCA program designated for the Guaranteed benefit variable investment options will fund the Guaranteed benefits. These amounts will be included in your Guaranteed benefit base(s) and will become part of your Guaranteed benefit account value.

For example:

You purchase a Retirement Cornerstone(R) Series contract with an initial contribution of $100,000 and allocate $60,000 to the Guaranteed benefit variable investment options and $40,000 to the Non-Guaranteed benefit variable investment options. Your initial Guaranteed minimum death benefit base will be $60,000.

You can allocate money to the Guaranteed benefit variable investment options immediately or at some later date.

See "GIB benefit base" earlier in this section for more information on how your benefit base works. Please note that all allocations must comply with our Custom Selection Rules. See "Allocating your contributions" earlier in this section.

Your GIB Roll-up benefit base will automatically reset every three contract years up to your 95th birthday. See "GIB Roll-up benefit base and Roll-up to age 85 benefit base reset" earlier in this section.

There is an additional charge for the GIB which is described under "Guaranteed income benefit charge" in "Charges and expenses" later in this Prospectus. If you decide to drop your GIB, any optional Guaranteed death benefit will also terminate. See "Dropping a Guaranteed benefit" later in this section for more information.

If you elect the GIB and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus for more information. As such, the benefit base(s) cannot be split or divided in any proportion in connection with a divorce.

                        CONTRACT FEATURES AND BENEFITS

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THE GUARANTEED INCOME BENEFIT SHOULD BE REGARDED AS A SAFETY NET ONLY.
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ANNUAL WITHDRAWAL AMOUNT

(APPLICABLE PRIOR TO THE BEGINNING OF LIFETIME GIB PAYMENTS)

Your Annual withdrawal amount is calculated on the first day of each contract year, and is equal to:

..   the Annual Roll-up rate in effect at the time, multiplied by;

..   the GIB Roll-up benefit base as of the most recent contract date anniversary.

Beginning in the second contract year, if your Lifetime GIB payments have not begun, you may withdraw up to your Annual withdrawal amount without reducing your GIB Roll-up benefit base.

Beginning in the second contract year until age 86, if your Lifetime GIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your Roll-up to age 85 benefit base. Beginning at age 86, withdrawals will reduce your Roll-up to age 85 benefit base on a dollar-for-dollar basis up to your Annual withdrawal amount.

A withdrawal from your Guaranteed benefit account value in the first contract year, will reduce the Roll-up benefit bases on a pro rata basis. A withdrawal in excess of your Annual withdrawal amount will always reduce the Roll-up benefit bases on a pro rata basis. This is referred to as an "Excess withdrawal". For an example of a pro rata reduction, see "How withdrawals affect your Guaranteed benefits" earlier in this section.

Please remember that the GIB Roll-up benefit base is only one component of the GIB benefit base. The GIB benefit base is equal to the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base. If the Annual Ratchet to age 95 benefit base is greater than the GIB Roll-up benefit base at the time of a withdrawal, your GIB benefit base will be reduced on a pro rata basis. This means that even if your GIB Roll-up benefit is not reduced as a result of the withdrawal, the same withdrawal could reduce your GIB benefit base.

For more information, see "Example of how your Annual withdrawal amount; Annual Roll-up amount and annual benefit base adjustment; and the effect of an Excess withdrawal is calculated" below in this section. See also "How withdrawals affect your Guaranteed benefits" earlier in this section and see Appendix VII later in this Prospectus for examples of how withdrawals affect your Annual withdrawal amount.

Your Annual withdrawal amount is based solely on your GIB Roll-up benefit base; it is not impacted by your Annual Ratchet to age 95 benefit base.

Your Annual withdrawal amounts are not cumulative. If you withdraw less than your Annual withdrawal amount in any contract year, you may not add the remainder to your Annual withdrawal amount in any subsequent year. Your Annual withdrawal amount may be more than or less than your Lifetime GIB payments. See "Lifetime GIB payments," below.

ANNUAL ROLL-UP RATE

The Annual Roll-up rate ("Annual Roll-up rate") is used to calculate your Annual withdrawal amount and amounts credited to your Roll-up benefit base(s). The rate is variable and will be tied to the ten-year Treasuries formula rate (as described below) but will never be less than 4% in all contract years. The Annual Roll-up rate will be set at our discretion, subject to the stated minimum.

THE TEN-YEAR TREASURIES FORMULA RATE. For each calendar quarter, the "ten-year Treasuries formula rate" is the average of the rates for ten-year U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th day of the last month of the preceding calendar quarter, plus 1% rounded to the nearest 0.10% increment. The minimum Annual Roll-up rate based on the ten-year Treasuries formula rate will never be greater than 8%. We reserve the right, however, to declare an Annual Roll-up rate that is greater than 8%. U.S. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

NEW BUSINESS RATES. Your initial Annual Roll-up rate will not be less than 4% or, if greater, the ten-year Treasuries formula rate. Once a contract is issued with the Annual Roll-up rate that is then in effect for new business, that rate will be applicable for one contract year even if you fund your guaranteed benefits later in that contract year.

75 DAY RATE LOCK-IN. If your initial contribution is received within 75 days of the date you sign your application, your initial Annual Roll-up rate will be the greater of the rate in effect on the date of the application or the rate in effect on the date your contract is issued. If we do not receive your initial contribution within 75 days of the date you sign you application, your initial Annual Roll-up rate will be the rate in effect on the date we issue your contract. See Appendix V later in this Prospectus to see if a longer rate lock in period applies in your state.

RENEWAL RATES. On the first day of each contract year, starting with the second contract year, a new Annual Roll-up rate will apply to your contract (the "Renewal" rate). Your Renewal rate will never be less than the greater of the ten-year Treasuries formula rate or 4%.

The Renewal rate may be more than or less than, or equal to, your initial Annual Roll-up rate. We also reserve the right to set new business rates that are higher than Renewal rates.

Any transfers or contributions to the Guaranteed benefit variable investment options, either directly or through a Special DCA program, after the first day of any contract year will get the Annual Roll-up rate in effect as of the most recent contract date anniversary.

NOTIFICATION OF ANNUAL ROLL-UP RATE AND RENEWAL RATES. If you elect the GIB or the GIB and "Greater of" death benefit at issue, your contract will indicate the Annual Roll-up rate for your first contract year. This rate may not be the same rate that was illustrated prior to your purchase of the contract. If you choose to fund the GIB or the GIB and "Greater of" death benefit after issue, you can contact a Customer Service Representative to find out the current Annual Roll-up rate for your contract. In addition, your annual statement of contract values will show your current Renewal Roll-up rate, as well as the previous year's Annual Roll-up rate for your contract. This information can also be found online, through your Online Access Account.

                        CONTRACT FEATURES AND BENEFITS

ANNUAL ROLL-UP AMOUNT AND ANNUAL BENEFIT BASE ADJUSTMENT

On each contract date anniversary, we will adjust the Roll-up benefit bases to reflect any applicable Annual Roll-up amount. Your Annual Roll-up amount is calculated, as follows:

..   your Roll-up benefit base(s) on the preceding contract date anniversary, multiplied by:

..   the Annual Roll-up rate that was in effect on the first day of the contract year; plus

..   a pro-rated Roll-up amount for any transfer or contribution to the
    Guaranteed benefit variable investment options, either directly or through a Special DCA program, during the contract year pro-rated based on the number of days in the contract year after the transfer or contribution; less

..   any withdrawals of the Annual withdrawal amount will result in a dollar-for-dollar reduction of the Annual Roll-up amount.

The GIB benefit base stops rolling up on the contract date anniversary following the owner's (or older joint owner, if applicable) 95th birthday. The Roll-up to age 85 benefit base, used in connection with the "Greater of" death benefit, stops rolling up on the contract date anniversary following the owner's (or older joint owner, if applicable) 85th birthday.

For more information, see the example immediately below.

EXAMPLE OF HOW YOUR ANNUAL WITHDRAWAL AMOUNT; ANNUAL ROLL-UP AMOUNT AND ANNUAL BENEFIT BASE ADJUSTMENT; AND THE EFFECT OF AN EXCESS WITHDRAWAL IS CALCULATED.

ANNUAL WITHDRAWAL AMOUNT. Assume you make a contribution of $200,000 and allocate $100,000 to your Guaranteed benefit variable investment options and $100,000 to your Non-Guaranteed benefit variable investment options at issue. At the beginning of contract year three, assume you transfer $5,000 to your Guaranteed benefit variable investment options. Also assume that your Annual Roll-up rate is 4% in each contract year. Accordingly, your GIB Roll-up benefit base on your fifth contract date anniversary is $127,290.

The GIB Roll-up benefit base of $127,290 is calculated as follows:

You start with $100,000 allocated to the Guaranteed benefit variable investment options:

..   The first Annual Roll-up amount increases your GIB Roll-up benefit base to
    $104,000;

..   The second Annual Roll-up amount increases your GIB Roll-up benefit base to
    $108,160;

..   Your $5,000 transfer from your Non-Guaranteed benefit account value increases your GIB Roll-up benefit base to $113,160;

..   The third Annual Roll-up amount increases your GIB Roll-up benefit base to
    $117,686;

..   The fourth Annual Roll-up amount increases your GIB Roll-up benefit base to
    $122,394; and

..   The fifth Annual Roll-up amount increases your GIB Roll-up benefit base to
    $127,290.

Your Annual withdrawal amount as of the beginning of contract year six is equal to $5,092, calculated as follows:

..   4% (YOUR CURRENT ANNUAL ROLL-UP RATE) MULTIPLIED BY

..   $127,290 (YOUR GIB ROLL-UP BENEFIT BASE AS OF YOUR MOST RECENT CONTRACT
    DATE ANNIVERSARY) EQUALS

..   $5,092.

ANNUAL ROLL-UP AMOUNT AND ANNUAL BENEFIT BASE ADJUSTMENT. Further assume that during contract year six (on the 146th day of the contract year), you make a contribution of $10,000 to your Guaranteed benefit variable investment options, making your current GIB Roll-up benefit base $137,290. Also assume that you withdraw your full Annual withdrawal amount of $5,092 during contract year six.

On your sixth contract date anniversary, your Annual Roll-up amount is equal to $240, calculated as follows:

..   4% (YOUR CURRENT ANNUAL ROLL-UP RATE) MULTIPLIED BY

..   $127,290 (YOUR GIB ROLL-UP BENEFIT BASE AS OF YOUR MOST RECENT CONTRACT
    DATE ANNIVERSARY) PLUS

..   $240 (THE DAILY PRO-RATED ROLL-UP AMOUNT FOR THE CONTRIBUTION: $10,000 X 4%
    X 219/365 = $240) MINUS

..   $5,092 (the Annual withdrawal amount, which was withdrawn)

..   EQUALS $240

Your adjusted GIB Roll-up benefit base is $137,530.

EFFECT OF AN EXCESS WITHDRAWAL. In contract year six, assume instead that you make a withdrawal of $8,092 (including any applicable withdrawal charges). This would result in an Excess withdrawal of $3,000 because your Annual withdrawal amount is only $5,092 ($8,092 - $5,092 = $3,000). Further, assume that your Guaranteed benefit account value at the time of this withdrawal is $100,000. As described earlier in this section, Excess withdrawals reduce your GIB Roll-up benefit base on a pro rata basis. Accordingly, your GIB Roll-up benefit base is reduced by $4,119 at the time of the withdrawal, calculated as follows:

..   $137,290 (YOUR CURRENT GIB ROLL-UP BENEFIT BASE: $127,290 + $10,000)
    MULTIPLIED BY

..   3% (THE PERCENTAGE OF YOUR THEN CURRENT GUARANTEED BENEFIT ACCOUNT VALUE
    THAT WAS WITHDRAWN) EQUALS

..   $4,119.

On your sixth contract date anniversary, your adjusted GIB Roll-up benefit base is $133,411, calculated as follows:

..   $133,171 (YOUR GIB ROLL-UP BENEFIT BASE ADJUSTED TO REFLECT THE EXCESS
    WITHDRAWAL: $137,290 - $4,119 = $133,171) PLUS

..   $240 (YOUR ANNUAL ROLL-UP AMOUNT) EQUALS

..   $133,411.

See Appendix VII later in this Prospectus for more examples of how withdrawals affect your guaranteed benefit bases and Annual withdrawal amount.

                        CONTRACT FEATURES AND BENEFITS

LIFETIME GIB PAYMENTS

The GIB guarantees annual lifetime payments ("Lifetime GIB payments"), which will begin at the earliest of:

   (i)the contract date anniversary following the date your Guaranteed benefit account value falls to zero (except as the result of an Excess withdrawal);

  (ii)the contract date anniversary following your 95th birthday; and

 (iii)your contract's maturity date.

Your Lifetime GIB payments will be calculated as described below in this section. Whether your Lifetime GIB payments are triggered by your Guaranteed benefit account value falling to zero (due to either withdrawals or the deduction of charges) or contract maturity or owner age 95, we use the same calculation to determine the amount of the payments. Neither a withdrawal of your Annual withdrawal amount nor a deduction of charges is considered an Excess withdrawal. Similarly, whether we pay you under a supplemental contract or under your Retirement Cornerstone(R) contract, the calculation of the payments is not impacted.

For single owner contracts, the payout can be either based on a single life (the owner's life) or joint lives. For IRA contracts, the joint life must be the spouse of the owner, and payments will be based on the age of the younger spouse. For jointly owned contracts, payments can be based on a single life (based on the life of the older spouse) or joint lives (based on the age of the younger spouse). (For non-natural owners, payments are available on the same basis but are based on the annuitant or joint annuitant's life). An owner may choose a single or joint life payout based on whether he or she wants Lifetime GIB payments to continue for the life of the younger spouse.

Your Lifetime GIB payments are calculated by applying a percentage to your GIB benefit base. If your Guaranteed benefit account value is zero as described above, we will use your GIB benefit base as of the day your account value was reduced to zero. The percentage is based on your age (or for Joint life contracts, the age of the younger spouse), as follows:

--------------------------------------
 AGE          SINGLE LIFE  JOINT LIFE
--------------------------------------
Up to age 85  4%           3.25%
--------------------------------------
Ages 86-94    5%           4%
--------------------------------------
Age 95        6%           4.5%
--------------------------------------

If your Guaranteed benefit account value is reduced to zero, as described above, and you have no Non-Guaranteed benefit account value, the following applies:

(i)We will issue a supplementary contract with the same owner and beneficiary.

(ii)We will set up the payout based on a single life. You will have 30 days from the date we issue the supplementary contract in which to make any changes (regarding payouts based on joint lives or the frequency with which payments are made).

(iii)If you were enrolled in the Maximum Payment Plan, we will continue paying your Annual withdrawal amount uninterrupted for the remainder of the contract year. In the next contract year, you will begin receiving your Lifetime GIB payments. We adjust the amount of the next scheduled payment to equal your Lifetime GIB payment amount. The frequency of your Lifetime GIB payments will be the same. Your Lifetime GIB payment may be less than your Annual withdrawal amount in the prior contract year.

(iv)If you were enrolled in the Customized Payment Plan, we will pay you the balance of your Annual withdrawal amount for that contract year in a lump sum prior to issuing the supplementary contract. Your Lifetime GIB payment will begin in the next con- tract year. We adjust the amount of the next scheduled payment to equal your Lifetime GIB payment amount. The frequency of your Lifetime GIB payments will be the same. Your Lifetime GIB payment may be less than your Annual withdrawal amount in the prior contract year.

(v)If you were taking other withdrawals, we will pay you the balance of your Annual withdrawal amount for that contract year in a lump sum prior to issuing a supplementary contract. You will begin receiving your Lifetime GIB payments at the end of the next contract year. Your Lifetime GIB payment may be less than your Annual withdrawal amount in the prior contract year.

(vi)If you were not taking withdrawals, and your Guaranteed benefit account value was reduced to zero on your contract date anniversary as a result of the deduction of charges, we will pay your Annual withdrawal amount for that contract year in a lump sum prior to issuing a supplementary contract. You will begin receiving your Lifetime GIB payments on your next contract date anniversary on an annual basis. Your Lifetime GIB payment may be less than your Annual withdrawal amount in the prior contract year.

(vii)Your Guaranteed minimum death benefit will be terminated and no subsequent contributions or transfers will be permitted once your Guaranteed benefit account value goes to zero.

If your Guaranteed benefit account value is reduced to zero, as described above, and you have Non-Guaranteed benefit account value, the following applies:

(i)We will issue you a GIB payout kit. The kit will include a statement that reflects your Lifetime GIB payments, the frequency of those payments, identifying information about payees, and other applicable forms.

(ii)We will set up the payout based on a single life. You will have 30 days from the date we send your GIB payout kit in which to make any changes (regarding payouts based on joint lives or the frequency on which payments are made).

(iii)If you were enrolled in the Maximum Payment Plan, we will continue paying your Annual withdrawal amount uninterrupted for the remainder of the contract year. You will begin receiving your Lifetime GIB payments in the next contract year. We adjust the amount of the scheduled payments to equal your Lifetime GIB payment amount. The frequency of your Lifetime GIB payments will be the same. Your Lifetime GIB payment may be less than your Annual withdrawal amount in the prior contract year.

(iv)If you were enrolled in the Customized Payment Plan, we will pay you the balance of your Annual withdrawal amount for that contract year in a lump sum. You will begin receiving your Lifetime GIB payments in the next contract year. We adjust the amount of the next scheduled payment to equal your Lifetime

                        CONTRACT FEATURES AND BENEFITS

   GIB payment amount. The frequency of your Lifetime GIB payments will be the same. Your Lifetime GIB payment may be less than your Annual withdrawal amount in the prior contract year.

(v)If you were taking other withdrawals, we will pay you the balance of your Annual withdrawal amount for that contract year in a lump sum. You will begin receiving your Lifetime GIB payments at the end of the next contract year. Your Lifetime GIB payment may be less than your Annual withdrawal amount in the prior contract year.

(vi)If you were not taking withdrawals, and your Guaranteed benefit account value is reduced to zero on your contract date anniversary as a result of the deduction of charges, we will pay your Annual withdrawal amount for that contract year in a lump sum. You will begin receiving your Lifetime GIB payments on your next contract date anniversary on an annual basis. Your Lifetime GIB payment may be less than your Annual withdrawal amount in the prior contract year.

(vii)Your Lifetime GIB payment will not reduce your Non-Guaranteed benefit account value.

(viii)Your Guaranteed minimum death benefit will be terminated once your Guaranteed benefit account value goes to zero.

(ix)Your Lifetime GIB payments will continue under your Retirement Cornerstone(R) Series contract until your Non-Guaranteed benefit account value falls to zero or your contract matures, at which time we will issue you a supplementary contract for the remaining Lifetime GIB payments.

If your Guaranteed benefit account value has not fallen to zero before the contract maturity date or the owner reaches age 95, whichever is sooner, the following applies:

(i)We will issue a supplementary contract with the same owner and beneficiary;

(ii)Your Lifetime GIB payments will be equal to the greater of:

   -- your Guaranteed benefit account value applied to the guaranteed, or, if greater, the current annuitization factors,

                                     -OR-

   -- the GIB benefit base applied to the flat percentage discussed above in this section;

For example, assuming the current annuitization factors are greater than the guaranteed annuitization factors, a male contract owner who is age 95 and has a $100,000 GIB benefit base and $50,000 in Guaranteed benefit account value would receive the greater of the following:

(i)Current annuitization factors (which are subject to change) applied to his $50,000 Guaranteed benefit account value, which currently equals a monthly payment of $1,065, or

(ii)The flat percentage discussed above (in this example, it would be 6%) applied to his $100,000 GIB benefit base, which equals a Lifetime GIB monthly payment of $500.

In this example, the contract owner's monthly payment would be $1,065.

(i)Any Non-Guaranteed benefit account value will be annuitized under a separate contract based on one of the annuity payout options discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus;

(ii)Upon issuing your supplementary contract, your Guaranteed minimum death benefit and your death benefit in connection with your Non-Guaranteed benefit account value will be terminated.

If you elect the GIB and your Guaranteed benefit account value falls to zero due to an Excess withdrawal, we will terminate your GIB and you will receive no payment or supplementary life annuity contract, even if your GIB benefit base is greater than zero.

Please see the Hypothetical illustrations in Appendix IV for an example of how Lifetime GIB payments are calculated when: (i) a hypothetical Guaranteed benefit account value falls to zero, and (ii) a contract owner reaches age 95.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See "Guaranteed benefit offers" later in this section for more information.

DEATH BENEFIT

For the purposes of determining the death benefit under the contract, we treat your Non-Guaranteed benefit account value and any guaranteed minimum death benefit separately.

The death benefit in connection with your Non-Guaranteed benefit account value is equal to your Non-Guaranteed benefit account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and any required information and forms necessary to effect payment.

GUARANTEED MINIMUM DEATH BENEFITS

At issue, you may elect one of our optional Guaranteed minimum death benefit options in connection with the Guaranteed benefit account value:

..   Return of Principal death benefit; or

..   Annual Ratchet death benefit; or

..   The "Greater of" death benefit.

The "Greater of" death benefit can only be elected in combination with the GIB and you are age 20-75 (20-70 for Series CP(R)). The Return of Principal death benefit and the Annual Ratchet death benefit are available with or without the GIB if you are age 0-75 (0-70 for Series CP(R)). The Annual Ratchet death benefit and "Greater of" death benefit are available at an additional charge.

If you elect a Guaranteed minimum death benefit, you can allocate your contributions to any of the following:

..   Guaranteed benefit variable investment options

..   Non-Guaranteed benefit variable investment options

..   Guaranteed interest option

..   the account for special money market dollar cost averaging (Series C and
    CP/SM /contracts only)

..   the account for special dollar cost averaging (Series B and L contracts only)

                        CONTRACT FEATURES AND BENEFITS

Only amounts you allocate to the Guaranteed benefit variable investment options and a Special DCA program designated for the Guaranteed benefit variable investment options will fund the Guaranteed benefits. These amounts will be included in your Guaranteed benefit base(s) and will become part of your Guaranteed benefit account value.

Your death benefit is equal to your Guaranteed benefit account value as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, and any required information and forms necessary to effect payment, or your applicable Guaranteed minimum death benefit on the date of the owner's (or older joint owner's, if applicable) death, adjusted for subsequent withdrawals (and any withdrawal charges), whichever provides the higher amount.

Your Guaranteed minimum death benefit is equal to its corresponding benefit base described earlier in "Guaranteed minimum death benefit and Guaranteed income benefit base."

Once you have made your Guaranteed minimum death benefit election, you may drop it but you cannot otherwise change your election. If you drop your Guaranteed minimum death benefit, your GIB will be dropped automatically. For more information see "Dropping a Guaranteed benefit" later in this section.

If you change ownership of the contract, generally the Guaranteed minimum death benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.

The Guaranteed minimum death benefits are subject to state availability (see Appendix V later in this Prospectus for state availability of these benefits) and your age at contract issue.

For contracts with non-natural owners, the available death benefits are based on the annuitant's age.

If you elect the "Greater of" death benefit, your Roll-Up benefit base will be eligible for resets. See "GIB Roll-up benefit base and Roll-up to age 85 benefit base reset" earlier in this section.

Please see both "Effect of your account values falling to zero" in "Determining your contract's value" and "How withdrawals affect your Guaranteed benefits" earlier in this section and the section entitled "Charges and expenses" later in this Prospectus for more information on these Guaranteed benefits.

See Appendix III later in this Prospectus for examples of how the Guaranteed minimum death benefits work.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See "Guaranteed benefit offers" later in this section for more information.

DROPPING A GUARANTEED BENEFIT

You may drop a Guaranteed benefit from your contract, subject to the following:

..   If you elect to drop a Guaranteed benefit, any other Guaranteed benefit you have elected will be dropped automatically.

..   You may not drop a Guaranteed benefit if there are any withdrawal charges in effect under your contract, including withdrawal charges applicable to subsequent contributions. For Series C contracts, you may not drop a Guaranteed benefit until the later of: (1) four years from the date we issue the contract, or (2) the contract date anniversary following the first transfer or contribution to the Guaranteed benefit variable investment options, either directly or through a Special DCA program.

..   If you fund a Guaranteed benefit after your contract is issued, you may not drop the benefit until the later of: (1) the expiration of any withdrawal charges in effect under your contract, or (2) the contract date anniversary following the first transfer or contribution to the Guaranteed benefit variable investment options, either directly or through a Special DCA program.

..   If you request to drop a Guaranteed benefit from your contract, you will have to withdraw all your Guaranteed benefit account value or transfer it into the Non-Guaranteed benefit account value. You will no longer be permitted to make any contributions or transfers into the Guaranteed benefit variable investment options either directly or through a Special DCA program.

..   The Guaranteed benefit(s) will be dropped from your contract on the date we receive your election form at our processing office in good order. If you drop the a Guaranteed benefit on a date other than a contract date anniversary, we will deduct a pro rata portion of the Guaranteed benefit charge for the contract year on that date. At that point, you will no longer be charged for the benefit(s).

If you drop a Guaranteed benefit, you will not be permitted to add it to your contract again.

GUARANTEED BENEFIT OFFERS

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. Previously, we made offers to groups of contract owners that provided for an increase in account value in return for terminating their guaranteed death and income benefits. In the future, we may make additional offers to these and other groups of contract owners.

When we make an offer, we may vary the offer amount, up or down, among the same group of contract owners based on certain criteria such as account value , the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis, depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of contract owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining contract owners in the same group.

If you accept an offer that requires you to terminate a guaranteed benefit, we will no longer charge you for it, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.

                        CONTRACT FEATURES AND BENEFITS

INHERITED IRA BENEFICIARY CONTINUATION CONTRACT
(NOT AVAILABLE FOR SERIES CP(R) CONTRACTS)

THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS INTENDED TO PROVIDE OPTIONS TO BENEFICIARIES IN COMPLYING WITH FEDERAL INCOME TAX RULES. THERE ARE A NUMBER OF LIMITATIONS ON WHO CAN PURCHASE THE CONTRACT, HOW THE CONTRACT IS PURCHASED, AND THE FEATURES THAT ARE AVAILABLE UNDER THE CONTRACT. A PROSPECTIVE PURCHASER SHOULD SEEK TAX ADVICE BEFORE MAKING A DECISION TO PURCHASE THE CONTRACT.

We offer the Inherited IRA beneficiary continuation contract to eligible beneficiaries under individual retirement arrangements (traditional or Roth) where the original individual retirement account or annuity was not issued by AXA Equitable. The beneficiary may want to change the investments of the "original IRA" inherited from the now-deceased IRA owner, but must take post-death required minimum distribution ("RMD") payments from an IRA that was inherited. The Inherited IRA beneficiary continuation contract has provisions intended to meet post-death RMD rules, which are similar to those of the Beneficiary continuation option ("BCO") restricted to eligible beneficiaries of contracts issued by AXA Equitable. See "Beneficiary continuation option for IRA and Roth IRA contracts" under "Beneficiary continuation option" in "Payment of death benefit" later in this Prospectus. Further, since the Inherited IRA beneficiary continuation contract is intended to replace the investment originally selected by the now deceased IRA owner, a prospective purchaser should carefully consider the features and investments available under the Inherited IRA beneficiary continuation contract, and the limitations and costs under the contract in comparison with the existing arrangement before making any purchase decision. Finally, the contract may not be available in all states. Please speak with your financial professional for further information.

WHO CAN PURCHASE AN INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

The Inherited IRA beneficiary continuation contract is offered only to beneficiaries of non-AXA Equitable contracts as follows:

..   beneficiaries of IRAs who are individuals ("IRA beneficiaries"); and

..   eligible non-spousal individual beneficiaries of deceased plan participants in qualified plans, 403(b) plans and governmental employer 457(b) plans ("Non-spousal Applicable Plan beneficiaries"). The purpose is to enable such beneficiaries to elect certain post-death RMD payment choices available to them under federal income tax rules, which may not be offered under the Applicable Plan.

Certain trusts with only individual beneficiaries are treated as individuals and are eligible to purchase the Inherited IRA beneficiary continuation contract if such trust is either an IRA beneficiary or a Non-spousal Applicable Plan beneficiary.

HOW AN INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS PURCHASED

IRA BENEFICIARY. A traditional Inherited IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original traditional IRA. An Inherited Roth IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original Roth IRA. In this discussion, "you" refers to the owner of the Inherited IRA beneficiary continuation contract. The owner of the Inherited IRA beneficiary continuation contract owns the contract in his/her capacity as beneficiary of the original traditional or Roth IRA, and not in his/her own right. For this reason, the contract must also contain the name of the deceased owner.

NON-SPOUSAL APPLICABLE PLAN BENEFICIARY. In the case of a non-spousal beneficiary under a deceased plan participant's Applicable Plan, the Inherited IRA can only be purchased by a direct rollover of the death benefit under the Applicable Plan. In this discussion, "you" refers to the owner of the Inherited IRA beneficiary continuation contract. The owner of the Inherited IRA beneficiary continuation contract owns the contract in his/her capacity as beneficiary of the deceased plan participant, and not in his/her own right. For this reason, the contract must also contain the name of the deceased plan participant. In this discussion, references to "deceased owner" include "deceased plan participant"; references to "original IRA" include "the deceased plan participant's interest or benefit under the Applicable Plan", and references to "individual beneficiary of a traditional IRA" include "individual non-spousal beneficiary under an Applicable Plan."

LIMITATIONS ON CERTAIN FEATURES UNDER THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

This contract is intended only for beneficiaries who want to take payments at least annually over their life expectancy. These payments generally must begin no later than December 31st of the calendar year following the year the deceased owner died. Beneficiaries who do not want to take annual scheduled payments and want to wait until the 5th year after death to withdraw the entire amount of the Inherited IRA funds should not purchase this contract. Because of the contract's focus on payments, certain features noted below more suitable to long-term accumulation vehicles are not available under this contract.

WHEN THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS OWNED BY AN IRA
BENEFICIARY:

..   The Inherited IRA beneficiary continuation contract can be purchased even though you have already begun taking post-death RMD payments of your interest as a beneficiary from the deceased owner's original IRA. You should discuss with your own tax adviser when payments must begin or must be made.

..   The initial contribution must be a direct transfer from the deceased owner's original IRA and is subject to minimum contribution amounts. See "Rules regarding contributions to your contract" in "Appendix IX" for more information.

..   Any subsequent contribution must be direct transfers of your interest as a beneficiary from another IRA with a financial institution other than AXA Equitable, where the deceased owner is the same as under the original IRA contract.

..   The Inherited IRA contract is designed to pay you at least annually (but you can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis. However, for certain Inherited IRAs, if you maintain another IRA of the same type (traditional or Roth) of the same deceased owner and you are also taking distributions over your life from that inherited IRA, you may qualify to

                        CONTRACT FEATURES AND BENEFITS
   take an amount from that other inherited IRA which would otherwise satisfy the amount required to be distributed from the AXA Equitable Inherited IRA contract. If you choose not to take a payment from your Inherited IRA contract in any year, you must notify us in writing before we make the payment from the Inherited IRA contract, and we will not make any future payment unless you request in writing a reasonable time before we make such payment. If you choose to take a required payment from another inherited IRA, you are responsible for calculating the appropriate amount and reporting it on your income tax return. Please feel free to speak with your financial professional, or call our processing office, if you have any questions.

WHEN THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS OWNED BY A NON-SPOUSAL APPLICABLE PLAN BENEFICIARY:

..   The initial contribution must be a direct rollover from the deceased plan participant's Applicable Plan and is subject to minimum contribution amounts. See "Rules regarding contributions to your contract" in "Appendix IX" for more information.

..   There are no subsequent contributions.

..   You must receive payments at least annually (but can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis.

..   You must receive payments from the Inherited IRA contract even if you are receiving payments from another IRA derived from the deceased plan participant.

FEATURES OF THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT WHICH APPLY TO EITHER TYPE OF OWNER:

..   The beneficiary of the original IRA (or the Non-spousal Applicable Plan beneficiary) will be the annuitant under the Inherited IRA beneficiary continuation contract. In the case where the beneficiary is a "see-through trust," the oldest beneficiary of the trust will be the annuitant.

..   An Inherited IRA beneficiary continuation contract is not available for owners over age 70.

..   You may make transfers among the investment options, as permitted.

..   You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges will apply as described in "Charges and expenses" later in this Prospectus.

..   If you have elected the Return of Principal death benefit or the Annual
    Ratchet to age 85 death benefit, amounts withdrawn from the contract to meet RMDs will reduce the benefit base and may limit the utility of the benefit(s).

..   The GIB, the "Greater of" death benefit, Spousal continuation, automatic investment program, automatic payment plans and systematic withdrawals are not available under the Inherited IRA beneficiary continuation contract.

..   Upon your death, your beneficiary has the option to continue taking RMDs based on your remaining life expectancy or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. If your beneficiary elects to continue to take distributions, withdrawal charges (if applicable) will no longer apply. If you had elected a Guaranteed minimum death benefit, it will no longer be in effect and any applicable charge for such benefit will stop.

..   When you die, we will pay your beneficiary the Non-Guaranteed benefit account value and the greater of the Guaranteed benefit account value or the applicable death benefit.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer. Other state variations may apply. Please contact your financial professional and/or see Appendix V to find out what applies in your state.

Generally, your refund will equal your Total account value under the contract on the day we receive notification of your decision to cancel the contract and will reflect (i) any investment gain or loss in the variable investment options (less the daily charges we deduct), (ii) any guaranteed interest in the guaranteed interest option, and (iii) any interest in the account for special dollar cost averaging (if applicable), through the date we receive your contract. Some states, however, require that we refund the full amount of your contribution (not reflecting (i), (ii) or (iii) above). For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.

For Series CP(R) contract owners, please note that you will forfeit the Credit by exercising this right of cancellation.

We may require that you wait six months before you may apply for a contract with us again if:

..   you cancel your contract during the free look period; or

..   you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

If you fully convert an existing traditional IRA contract to a Roth IRA contract, you may cancel your Roth IRA contract and return to a traditional IRA contract, whichever applies. Our processing office, or your financial professional, can provide you with the cancellation instructions.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see "Surrendering your contract to receive its cash value," later in this Prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information," later in this Prospectus.

                        CONTRACT FEATURES AND BENEFITS

2. Determining your contract's value

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE

Your "Total account value" is the total of: (i) the Guaranteed benefit account value, and (ii) the Non-Guaranteed benefit account value. Your "Guaranteed benefit account value" is the total value you have in: (i) the Guaranteed benefit variable investment options, and (ii) amounts in a Special DCA program designated for the Guaranteed benefit variable investment options. Your "Non-Guaranteed benefit account value" is the total value you have in: (i) the Non-Guaranteed benefit variable investment options, (ii) the guaranteed interest option, and (iii) amounts in a Special DCA program designated for the Non-Guaranteed benefit variable investment options and the guaranteed interest option. See "What your investment options are under the contract" in "Contract Features and benefits" for a detailed list of the Guaranteed benefit variable investment options and Non-Guaranteed benefit variable investment options.

Your contract also has a "cash value." Your contract's cash value is equal to the Total account value, less: (i) the total amount or a pro rata portion of the annual administrative charge, as well as any optional benefit charges; and
(ii) any applicable withdrawal charges. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding Portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding Portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option depends on the investment performance of that option, less daily charges for:

(i)mortality and expense risks;

(ii)administrative expenses; and

(iii)distribution charges.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)increased to reflect subsequent contributions (plus the Credit for Series CP(R) contracts);

(ii)decreased to reflect withdrawals (plus withdrawal charges, if applicable);
    or

(iii)increased to reflect transfers into or decreased to reflect a transfer out of a variable investment option.

In addition, when we deduct any Guaranteed benefit charge, the number of units credited to your contract will be reduced. Your units are also reduced when we deduct the annual administrative charge. A description of how unit values are calculated can be found in the SAI.

YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus transfers and withdrawals out of the option, and charges we deduct.

YOUR CONTRACT'S VALUE IN THE ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

(FOR SERIES B AND SERIES L CONTRACTS ONLY)

Your value in the account for special dollar cost averaging at any time will equal your contribution allocated to that option, plus interest, minus any amounts that have been transferred to the variable investment options you have selected, and charges we deduct.

EFFECT OF YOUR ACCOUNT VALUES FALLING TO ZERO

In general, your contract will terminate without value if your Total account value falls to zero as the result of withdrawals, or the payment of any applicable charges when due, or a combination of two, as described below:

..   If you have Non-Guaranteed benefit account value only and it falls to zero as the result of withdrawals or the payment of any applicable charges, your contract will terminate.

..   Your Guaranteed minimum death benefit will terminate without value if your
    Guaranteed benefit account value falls to zero as the result of withdrawals or the payment of any applicable charges. This will happen whether or not you also elected the GIB or receive Lifetime GIB payments. Unless you have amounts allocated to your Non-Guaranteed benefit account value, your contract will also terminate.

..   If you elected the GIB and your Guaranteed benefit account value falls to zero as the result of the payment of any applicable charges or a withdrawal that is not an Excess withdrawal, you will receive Lifetime GIB payments in accordance with the terms of the GIB. Unless you have amounts allocated to your Non-Guaranteed benefit account value, your contract will also terminate.

..   If your Guaranteed benefit account value falls to zero due to an Excess withdrawal, your GIB will terminate and you will not receive Lifetime GIB payments. Unless you have amounts allocated to your Non-Guaranteed benefit account value, your contract will also terminate.

Certain withdrawals, even one that does not cause your Total account value to fall to zero, will be treated as a request to surrender your

                       DETERMINING YOUR CONTRACT'S VALUE
contract and terminate your Guaranteed minimum death benefit. See "Withdrawals treated as surrenders" in "Accessing your money."

As discussed earlier in this Prospectus, we reserve the right to discontinue or limit your ability to make subsequent contributions to the contract or subsequent transfers or contributions to the Guaranteed benefit variable investment options, either directly or through a Special DCA program. If we exercise this right, and your account values are at risk of falling to zero, you will not have the ability to fund the contract and any Guaranteed benefits in order to avoid contract and/or Guaranteed benefit termination.

Withdrawals and/or deductions of charges during or following a period of poor market performance in which your account values decrease, increases the possibility that such a withdrawal or deduction could cause your account values to fall to zero.

See Appendix V for any state variations with regard to termination of your contract.

                       DETERMINING YOUR CONTRACT'S VALUE

3. Transferring your money among investment options

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TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your Total account value among the investment options, subject to the following:

..   You may not transfer any amount to a Special DCA program.


..   Amounts allocated to the Non-Guaranteed benefit variable investment options or guaranteed interest option can be transferred among the Non-Guaranteed benefit variable investment options. Also, amounts allocated to the Non-Guaranteed benefit variable investment options or the guaranteed interest option can be transferred to the Guaranteed benefit variable investment options through age 75 or, if later, until your first contract date anniversary. Transfers into your Guaranteed benefit account value will be allocated in accordance with your allocation instructions on file. See the limitations on amounts that may be transferred out of the guaranteed interest option below.


..   Amounts invested in the Guaranteed benefit variable investment options can only be transferred among the Guaranteed benefit variable investment options. Transfers out of the Guaranteed benefit variable investment options into the Non-Guaranteed benefit variable investment options or guaranteed interest option are not permitted. However, if the owner elects to cancel a Guaranteed benefit, the entire Guaranteed benefit account value must be withdrawn from the contract or transferred into the Non-Guaranteed benefit variable investment options or guaranteed interest option. See "Dropping a Guaranteed benefit" earlier in this Prospectus. See the limitations on amounts that may be transferred into the guaranteed investment option below.

..   ONCE A WITHDRAWAL IS TAKEN FROM YOUR GUARANTEED BENEFIT ACCOUNT VALUE, YOU
    CANNOT MAKE ADDITIONAL CONTRIBUTIONS TO YOUR GUARANTEED BENEFIT ACCOUNT VALUE. YOU MAY, HOWEVER, BE ABLE TO CONTINUE TO MAKE TRANSFERS FROM YOUR NON-GUARANTEED BENEFIT ACCOUNT VALUE TO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS UNTIL SUCH TIME YOU MAKE A SUBSEQUENT CONTRIBUTION TO YOUR NON-GUARANTEED BENEFIT ACCOUNT VALUE. See "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

..   For amounts allocated to the Guaranteed benefit variable investment options, you may make a transfer from one Guaranteed benefit variable investment option to another Guaranteed benefit variable investment option as follows:

   -- You may make a transfer within the same category provided the resulting allocation to the receiving Guaranteed benefit variable investment option does not exceed the investment option maximum in place at the time of the transfer.

   -- You can make a transfer from a Guaranteed benefit variable investment option in one category to a Guaranteed benefit variable investment option in another category as long as any applicable minimum rule(s) for the transferring category, the minimum and maximum rule(s) for all categories and the maximum rule for the receiving Guaranteed benefit variable investment option are met. For detailed information regarding these rules, see "Category and investment option limitations" under "Allocating your contributions" in "Contract features and benefits."

   -- You may also request a transfer that would reallocate your account value in the Guaranteed benefit variable investment options based on percentages, provided those percentages are consistent with the category and Guaranteed benefit variable investment option limits in place at the time of the transfer.

   -- In calculating the limits for any transfers among the Guaranteed benefit variable investment options, we use the Guaranteed benefit account value percentages as of the date prior to the transfer.

   -- Transfer requests do not change the allocation instructions on file for any future contribution or rebalancing, although transfer requests will be considered subject to the Custom Selection Rules at the time of the request. In connection with any transfer, you should consider providing new allocation instructions, which would be used in connection with future rebalancing. A transfer must comply with the Custom Selection Rules described under "Allocating your contributions" earlier in the Prospectus.

..   A transfer into the guaranteed interest option will not be permitted if such transfer would result in more than 25% of the total account value being allocated to the guaranteed interest option, based on the total account value as of the previous business day. This restriction is waived for amounts transferred from a dollar cost averaging program into the guaranteed interest option.

..   We reserve the right to restrict transfers into and among variable investment options, including limitations on the number, frequency, or dollar amount of transfers.

..   We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

..   We may charge a transfer charge for any transfers in excess of 12 transfers in a contract year. For more information, see "Transfer charge" in "Charges and expenses" later in this Prospectus.

..   For transfer restrictions regarding disruptive transfer activity, see
    "Disruptive transfer activity" below.

..   The maximum amount that may be transferred from the guaranteed interest option to any investment option (including amounts transferred pursuant to the fixed-dollar option and interest sweep option dollar cost averaging programs described under

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

   "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus) in any contract year is the greatest of:

   (a)25% of the amount you have in the guaranteed interest option on the last day of the prior contract year; or

   (b)the total of all amounts transferred at your request from the guaranteed interest option to any of the investment options in the prior contract year; or

   (c)25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.

From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you by way of a supplement to this Prospectus. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. A new dollar cost averaging program can be started in the next or subsequent contract years.


You may request a transfer in writing (using our specific form), through Online Account Access. You must send in all written transfer requests on the specific form we provide directly to our processing office. We will confirm all transfers in writing.


Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

REBALANCING AMONG YOUR NON-GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS AND GUARANTEED INTEREST OPTION

We offer two rebalancing programs that you can use to automatically reallocate your Non-Guaranteed account value among your Non-Guaranteed benefit variable investment options and the guaranteed interest option. Option I allows you to rebalance your Non-Guaranteed benefit account value among the Non-Guaranteed benefit variable investment options. Option II allows you to rebalance your Non-Guaranteed benefit account value among the Non-Guaranteed benefit variable investment options and the guaranteed interest option.

To enroll in one of our rebalancing programs, you must notify us in writing or through Online Account Access and tell us:

(a)the percentage you want invested in each investment option (whole percentages only), and

(b)how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis)

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract issue date. If you elect quarterly rebalancing, the rebalancing in the last quarter of the contract year will occur on the contract date anniversary.

Once it is available, you may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office. Termination requests can be made online through Online Account Access. See "How to reach us" in "Who is AXA Equitable?" earlier in this Prospectus. There is no charge for the rebalancing feature.

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REBALANCING DOES NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS. YOU SHOULD PERIODICALLY REVIEW YOUR ALLOCATION PERCENTAGES AS YOUR NEEDS CHANGE. YOU MAY WANT TO DISCUSS THE REBALANCING PROGRAM WITH YOUR FINANCIAL PROFESSIONAL BEFORE ELECTING THE PROGRAM.
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While your rebalancing program is in effect, we will transfer amounts among the applicable investment options so that the percentage of your Non-Guaranteed benefit account value that you specify is invested in each option at the end of each rebalancing date.

If you select Option II, you will be subject to our rules regarding transfers from the guaranteed interest option to the Non-Guaranteed benefit variable investment options. These rules are described in "Transferring your account value" earlier in this section. Under Option II, a transfer into or out of the guaranteed interest option to initiate the rebalancing program will not be permitted if such transfer would violate these rules. If this occurs, the rebalancing program will not go into effect.

You may not elect Option II if you are participating in any dollar cost averaging program. You may not elect Option I if you are participating in special money market dollar cost averaging or general dollar cost averaging.

Our optional rebalancing programs are not available for amounts allocated to the Guaranteed benefit variable investment options. For information about rebalancing among the Guaranteed benefit variable investment options, see "Automatic quarterly rebalancing" under "Allocating your contributions" in "Contract features and benefits" for more information on rebalancing your Guaranteed benefit account value.

SYSTEMATIC ACCOUNT SWEEP PROGRAM

Under the systematic account sweep program, you may elect to have amounts from the Non-Guaranteed benefit account variable investment options and the guaranteed interest option transferred to the Guaranteed benefit variable investment options. This can be done on a quarterly, semi-annual or annual basis. There are four transfer options available under this program.

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PLEASE CHECK WITH YOUR FINANCIAL PROFESSIONAL OR ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES REGARDING THE AVAILABILITY OF OUR SYSTEMATIC ACCOUNT SWEEP PROGRAM OPTIONS.
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(i)FIXED DOLLAR. Under this option, you can transfer a specified dollar amount, subject to a minimum of $50. The dollar amount you select cannot be changed while the program is in effect.

(ii)FIXED PERCENTAGE. Under this program, you can transfer a specified percentage of your Non-Guaranteed benefit account value as of the date of the transfer. The percentage you select cannot be changed while the program is in effect. If your Guaranteed benefit account value on the transfer date is $50 or less, we will transfer the entire amount and the program will end.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

(iii)TRANSFER THE GAINS. Under this option, you can transfer amounts in excess of your "total net contributions" (described below) made to the Non-Guaranteed benefit account value as of the date of the transfer. The calculated amount to be transferred must be $50 or greater in order for the transfer to occur. If you elect this option after issue, the first transfer will be for all gains in the Non-Guaranteed benefit account value as of the date of the transfer. If there are no gains in the Non-Guaranteed benefit account value, a transfer will not occur.

(iv)TRANSFERS THE GAINS IN EXCESS OF A SPECIFIED PERCENTAGE. Under this option, you can transfer amounts in excess of a specified percentage of your "total net contributions" (described below) made to the Non-Guaranteed benefit account value as of the date of the sweep. There is no restriction on the maximum percentage you can request, however, the specified percentage cannot be changed while the program is in effect. Also, the calculated amount to be transferred must be $50 or greater in order for the transfer to occur. If you elect this option after issue, the first transfer will be for all gains in the Non-Guaranteed benefit account value in excess of a specified percentage. If there are no gains in the Non-Guaranteed benefit account value, a transfer will not occur.

For options (iii) and (iv), the "net contribution amount" is the total contributions made to the Non-Guaranteed benefit account value, adjusted for withdrawals (and any applicable withdrawal charges) and all transfers to the Guaranteed benefit account value. All subsequent contributions made to the Non-Guaranteed benefit account value will increase the net contribution amount by the dollar amount of the contribution as of the transaction date of the contribution. All withdrawals and ad hoc transfers from the Non-Guaranteed benefit account value will be withdrawn or transferred -- gains first. The net contribution amount will only be reduced by a withdrawal (and any applicable withdrawal charges) or transfer to the extent that the withdrawal or transfer is in excess of "gains" in the Non-Guaranteed benefit account value on the date of the transfer. For this purpose, "gains" is equal to the Non-Guaranteed benefit account value immediately prior to the withdrawal or transfer in excess of net contribution.

Please note the following under the Systematic account sweep program:

..   As noted above, transfers can be made on a quarterly, semi- annual or annual basis. You can choose a start date for transfers but it cannot be later than the 28th day of the month or later than one year from the date you enroll in the Systematic account sweep program. The frequency for transfers cannot be changed while the program is in effect. If you decide you want to change the frequency of transfers, you must cancel your current program and re-enroll in the program.

..   For Series CP(R) contracts, any credits that are applied to the Non-
    Guaranteed benefit account value will not be part of the net contribution amount. The total amount of credit applied to the Non-Guaranteed benefit account value will be considered transferred to the Guaranteed benefit account value first before any earnings are transferred under our Systematic withdrawal program.

..   Each transfer will be pro-rated from all of your investment options in the
    Non-Guaranteed benefit account value, except for amounts allocated to a Special DCA program. If either option (iii) or (iv) is selected and there are amounts allocated to a Special DCA program, the calculation of the sweep will use your Non-Guaranteed benefit account value (including any amounts in the Special DCA program that are designated for future transfers to the Non-Guaranteed benefit account value). However, once the amount to be transferred is calculated, the transfer will be pro-rated from the Non-Guaranteed benefit account variable investment options and the Guaranteed interest option. No amounts will be transferred from the Special DCA program.

..   Under the Fixed percentage option, the calculation of the transfer will not include any amounts in the Special DCA program and the transfer will be prorated from the Non-Guaranteed benefit variable investment options and the guaranteed interest option.

..   All transfers to the Guaranteed benefit account variable investment options will be in accordance with your allocation instructions on file.

..   An ad hoc transfer from the Non-Guaranteed benefit account value to the
    Guaranteed benefit account value that is not part of the Systematic account sweep program will not terminate the program. Please note, however, that a transfer under Options (iii) or (iv) could decrease the net contribution amount that is used to determine the gains on each transfer date.

..   You can only have one Systematic account sweep program in effect at any one time.

..   You can cancel your Systematic account sweep program at any time.

..   Transfers under your Systematic account sweep program do not count toward the transfers under the contract that may be subject to a transfer charge.

..   The Systematic account sweep program is available with any dollar cost averaging program available under your contract.

..   You can elect a rebalancing program for your Non-Guaranteed benefit account value while the Systematic withdrawal program is in effect. If a rebalancing transaction date and Systematic account sweep program transaction date happen to be on the same Business day, the transfer under the Systematic account sweep program will be processed first. Then, we will process the rebalancing of your Non-Guaranteed benefit account value.

..   If all Guaranteed benefits are dropped after you have funded the Guaranteed benefit account value, your Systematic account sweep program will be terminated.

..   If we exercise our right to discontinue contributions and/or transfers to the Guaranteed benefit account variable investment options, or if you are unable to make subsequent contributions and/or transfers to the Guaranteed benefit account variable investment options due to any other contribution or transfer restriction, your Systematic account sweep program will be terminated.

..   If you make a contribution to your Non-Guaranteed benefit account value following your first withdrawal from the Guaranteed benefit account value, your Systematic account sweep program will be terminated.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

4. Accessing your money

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WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your Total account value before payments begin. The table below shows the methods available under each type of contract.

Your account value could become insufficient due to withdrawals and/or poor market performance. For information on how withdrawals affect your Guaranteed benefits and potentially cause your contract to terminate, please see "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus and "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus, as well as Appendix IX for more information.

If you take a withdrawal from the Guaranteed benefit variable investment options, the withdrawal may impact your existing benefits and you will no longer be permitted to make subsequent contributions into the Guaranteed benefit variable investment options. See "How you can purchase and contribute to your contract" in "Contract features and benefits" for more information.

METHOD OF WITHDRAWAL

                                                              PRE-AGE   LIFETIME
                               AUTO-                           59 1/2   REQUIRED
                               MATIC                            SUB-     MINIMUM
                               PAYMENT             SYSTE-    STANTIALLY DISTRIBU-
        CONTRACT/(1)/          PLANS/(2)/ PARTIAL MATIC/(3)/ EQUAL/(4)/   TION
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NQ                                Yes       Yes      Yes        No         No
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Traditional IRA                   Yes       Yes      Yes        Yes        Yes
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Roth IRA                          Yes       Yes      Yes        Yes        No
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Inherited IRA                     No        Yes      No         No         Yes/(5)/
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QP/(6)/                           Yes       Yes      No         No         No
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(1)Please note that not all contract types are available under all contracts in the Retirement Cornerstone(R) Series.
(2)Available for contracts with GIB only.
(3)Available for withdrawals from your Non-Guaranteed benefit variable investment options and guaranteed interest option only.
(4)Not available for contracts with GIB.
(5)The contract (whether traditional IRA or Roth IRA) pays out post-death required minimum distributions. See "Inherited IRA beneficiary continuation contract" in "Contract features and benefits" earlier in this Prospectus.
(6)All payments are made to the plan trust as the owner of the contract. See "Appendix II: Purchase considerations for QP contracts" later in this Prospectus.

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ALL REQUESTS FOR WITHDRAWALS MUST BE MADE ON A SPECIFIC FORM THAT WE PROVIDE. PLEASE SEE "HOW TO REACH US" UNDER "WHO IS AXA EQUITABLE?" EARLIER IN THIS PROSPECTUS FOR MORE INFORMATION.
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AUTOMATIC PAYMENT PLANS

(FOR CONTRACTS WITH GIB)

You may take automatic withdrawals from your Guaranteed benefit account value under either the Maximum payment plan or the Customized payment plan, as described below. Under either plan, you may take withdrawals on a monthly, quarterly or annual basis. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next contract date anniversary. All withdrawals from an Automatic payment plan count toward your free withdrawal amount.

You may elect either the Maximum payment plan or the Customized payment plan beginning in the second year for contracts with a one year waiting period and the sixth contract year for contracts with a five year waiting period. You must wait at least 28 days from enrollment in a plan before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary.

If you take a partial withdrawal from your Guaranteed benefit account value while an automatic payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary. A partial withdrawal taken during an automatic payment plan could result in an Excess withdrawal. See "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus and "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

MAXIMUM PAYMENT PLAN

If you elect the GIB and have funded the benefit, the Maximum payment plan is available beginning in the second year for contracts with a one year waiting period and the sixth contract year for contracts with a five year waiting period. Under the Maximum payment plan, you can request us to pay you the Annual withdrawal amount as scheduled payments. The payment amount may increase or decrease annually as the result of a change in the Annual Roll-up rate. Also, the payment amount may increase as the result of a Roll-up benefit base reset.

If you elect the Maximum payment plan and start monthly or quarterly payments after the beginning of a contract year, the payments you take that year will be less than your Annual withdrawal amount.

If you take a partial withdrawal from your Guaranteed benefit account value in the same contract year prior to enrollment in the Maximum payment plan, the partial withdrawal will be factored into the scheduled payments for that contract year, as follows: we will calculate the Annual withdrawal amount and subtract the partial withdrawal amount. The difference will be divided by the number of payments that remain for the rest of the contract year based on your election. This will be the amount paid out for the remaining periods for that contract year.

CUSTOMIZED PAYMENT PLAN

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PLEASE CHECK WITH YOUR FINANCIAL PROFESSIONAL OR ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES REGARDING THE AVAILABILITY OF OUR CUSTOMIZED PAYMENT PLAN OPTIONS.
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If you elect the GIB and have funded the benefit, the Customized payment plan is available beginning in the second year for contracts

                             ACCESSING YOUR MONEY
with a one year waiting period and the sixth contract year for contracts with a five year waiting period. Depending on availability, any of the following five Customized payment plan options may be elected. Please contact your financial professional for which Customized payment plans are currently available. For options that are based on a withdrawal percentage, the specified percentage is applied to the GIB Roll-up benefit base as of the most recent contract date anniversary. See "Annual withdrawal amount" in "Guaranteed income benefit" under "Contract features and benefits" earlier in this Prospectus.

The following payment options can be elected under the Customized payment plan. For options (i)-(iii) and (v), your payment may increase or decrease annually as the result of a change in the Annual Roll-up rate. Also, the payment amount may increase as the result of a Roll-up benefit base reset.

(i)Guaranteed minimum percentage: You can request us to pay you as scheduled payments a withdrawal amount based on a withdrawal percentage that is fixed at the lowest guaranteed Annual Roll-up rate of 4%.

(ii)Fixed percentage below the Annual Roll-up rate: You can request us to pay you as scheduled payments a withdrawal amount based on the applicable Annual Roll-up rate MINUS a fixed percentage for each contract year. If in any contract year the calculation would result in a payment that is less than 4%, your withdrawal percentage for that contract year will be 4%. In other words, the withdrawal percentage can never be less than 4%. Your percentage requests must be in increments of 0.50%.

(iii)Fixed percentage: You can request us to pay you as scheduled payments a withdrawal amount based on a fixed percentage. The percentage may not exceed the Annual Roll-up rate in any contract year. If in any contract year the fixed percentage is greater than your Annual Roll-up rate for that contract year, we will pay you only the Annual withdrawal amount as scheduled payments for that contract year.

(iv)Fixed dollar amount: You can request us to pay you as scheduled payments a fixed dollar withdrawal amount each contract year. The fixed dollar amount may not exceed your Annual withdrawal amount in any contract year. If in any contract year the fixed dol- lar amount is greater than your Annual withdrawal amount, we will pay you as scheduled payments only your Annual withdrawal amount.

(v)Fixed dollar amount or fixed percentage from both the Guaranteed benefit account value and the Non-Guaranteed benefit account value: You can request us to pay you a fixed dollar amount or fixed percentage as scheduled payments that may be greater than your Annual withdrawal amount. The Annual withdrawal amount will be withdrawn from the Guaranteed benefit account value. We will pay you any requested amount that is in excess of your Annual withdrawal amount from your Non-Guaranteed benefit account value. If in any contract year there is insufficient value in the Non-Guaranteed benefit account value to satisfy your requested fixed dollar or fixed percentage withdrawal, we will pay you the maximum amount that can be withdrawn from your Annual withdrawal amount and your Non-Guaranteed benefit account value as scheduled payments for that contract year even though this amount will be less than you requested.

It is important to note that if you elect the Customized payment plan and start monthly or quarterly withdrawals after the beginning of a contract year, you could select scheduled payment amounts that would cause an Excess withdrawal. If your selected scheduled payment would cause an Excess withdrawal, we will notify you. Excess withdrawals may significantly reduce the value of the GIB (and "Greater of" death benefit, if elected). See "How withdrawals affect your Guaranteed benefits" and "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus.

For examples on how the Automatic payment plans work, please see Appendix VI. For examples of how withdrawals affect your guaranteed benefit bases, see Appendix VII later in this Prospectus.

PARTIAL WITHDRAWALS AND SURRENDERS
(ALL CONTRACTS)

You may take partial withdrawals from your contract at any time. For discussion on how amounts can be withdrawn, see "How withdrawals are taken from your Total account value" below. The minimum amount you may withdraw is $300. You can also surrender your contract at any time.

Partial withdrawals will be subject to a withdrawal charge if they exceed the free withdrawal amount. For more information, see "Free withdrawal amount" in "Charges and expenses" later in this Prospectus.

Any request for a partial withdrawal that results in an Excess withdrawal will terminate your participation in the Maximum payment plan or Customized payment plan. Any partial withdrawal request will terminate the systematic withdrawal option.

SYSTEMATIC WITHDRAWALS
(ALL CONTRACTS EXCEPT INHERITED IRA AND QP)

You may take systematic withdrawals of a particular dollar amount or a particular percentage of your Non-Guaranteed benefit variable investment options and guaranteed interest option.

If your contract is subject to withdrawal charges, you may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your Non-Guaranteed benefit account value: 0.8% monthly, 2.4% quarterly and 10.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.

If the withdrawal charges on your contract have expired (not applicable to Series C which has no withdrawal charges), you may elect a systematic withdrawal option in excess of percentages described in the preceding paragraph, up to 100% of your Non-Guaranteed benefit account value. HOWEVER, IF YOU ELECT A SYSTEMATIC WITHDRAWAL OPTION IN EXCESS OF THESE LIMITS, AND MAKE A SUBSEQUENT CONTRIBUTION TO YOUR NON-GUARANTEED BENEFIT ACCOUNT VALUE, THE SYSTEMATIC WITHDRAWAL OPTION WILL BE TERMINATED. You may then elect a new systematic withdrawal option within the limits described in the preceding paragraph.

If you elect our systematic withdrawal program, you may request to have your withdrawals made on any day of the month, subject to the following restrictions:

..   You must select a date that is more than three calendar days prior to your contract date anniversary; and

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..   You cannot select the 29th, 30th or 31st.

If you do not select a date, we will make the withdrawals the same day of the month as the day we receive your request to elect the program, subject to the same restrictions listed above. If you have also elected a GIB automatic payment plan, unless you instruct us otherwise, your systematic withdrawal option withdrawals will be on the same date as your automatic payment plan. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59 1/2 and 70 1/2.

If the systematic withdrawal option is elected with an Automatic payment plan, the payment frequency will be the same as the Automatic payment plan.

You may change the payment frequency, or the amount or the percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a partial withdrawal. You can cancel the systematic withdrawal option at any time.

If you take a partial withdrawal while you are taking systematic withdrawals, your systematic withdrawal option will be terminated. You may then elect a new systematic withdrawal option.

Systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal amount previously taken in the same contract year, the systematic withdrawal exceeds the free withdrawal amount.

SUBSTANTIALLY EQUAL WITHDRAWALS
(TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY)

We offer our "substantially equal withdrawals option" to allow you to receive distributions from your contract without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age
59 1/2. Substantially equal withdrawals are also referred to as "72(t) exception withdrawals." See "Tax information" later in this Prospectus. The substantially equal withdrawals option is available only if 100% of your Total account value is allocated to either the Guaranteed benefit account value or the Non-Guaranteed benefit account value. This option is not available if your Total account value is split between the Guaranteed benefit account value and the Non-Guaranteed benefit account value at the time you elect this option. If you elect to take substantially equal withdrawals, you may not elect any other automated withdrawal program.

If you elect our substantially equal withdrawals option, we calculate the permissible distributions for you using one of the IRS-approved methods for doing this. Substantially equal withdrawals that we calculate for you are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal previously taken in the same contract year, the substantially equal withdrawal exceeds the free withdrawal amount. See "Free withdrawal amount" in "Charges and expenses" later in this Prospectus. You should also be aware that the portion of any withdrawal from the Guaranteed benefit account value that is in excess of the Annual withdrawal amount will reduce your benefit base(s) on a pro rata basis as of the date of the withdrawal. See "How withdrawals affect your Guaranteed benefits" and "Annual withdrawal amount" in "Contract features and benefits" for more information.

Our substantially equal withdrawals option is not the exclusive method of meeting the penalty exception. After consultation with your tax adviser, you may decide to use any permissible method. If you do not elect our substantially equal withdrawals option, you would have to compute withdrawal amounts yourself and request partial withdrawals. If you perform this calculation yourself using any permissible method, even the method we use to calculate the substantially equal withdrawals option, a withdrawal charge may apply as described in "Charges and expenses" later in this Prospectus.

Once you begin to take substantially equal withdrawals, you should or five full not do any of the following until after the later of age 59 1/2 years after the first withdrawal: (i) stop them; (ii) change the pattern of your withdrawals (for example, by taking an additional partial withdrawal); or (iii) contribute any more to the contract. If you alter the pattern of withdrawals, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.

In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may make a one-time change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments, which vary each year.

If the contract is eligible, you may elect to take substantially equal withdrawals at any time before age 59 1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until (i) we receive written notice from you to cancel this option; (ii) you take an additional partial withdrawal; or (iii) you contribute any more to the contract. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same calendar year in which you took a partial withdrawal or added amounts to the contract. We will calculate the new withdrawal amount.

BECAUSE THE IRS-APPROVED PENALTY EXCEPTION METHODS DO NOT PERMIT YOU TO ADD CONTRIBUTIONS OR CHANGE PAYMENTS TO RESTORE THE BENEFIT BASE, AS NOTED ABOVE, YOU AND YOUR TAX ADVISER SHOULD CONSIDER CAREFULLY WHETHER YOU SHOULD ELECT THE SUBSTANTIALLY EQUAL WITHDRAWALS OPTION OR ANY OTHER METHOD OF PENALTY EXCEPTION WITHDRAWALS IF YOU HAVE ALLOCATED ANY AMOUNTS TO THE GUARANTEED BENEFIT ACCOUNT VALUE.

LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(TRADITIONAL IRA CONTRACTS ONLY -- SEE "TAX INFORMATION" LATER IN THIS
PROSPECTUS)

We offer our "automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute RMDs yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Before electing this account-based withdrawal option, you should consider whether annuitization might be better in your situation. If you have elected one or more Guaranteed benefits, amounts withdrawn from the contract to meet

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RMDs may reduce your benefit base(s) and may limit the utility of the benefit(s). Also, the actuarial present value of additional contract benefits must be added to the Total account value in calculating RMD payments from annuity contracts funding IRAs, which could increase the amount required to be withdrawn. Please refer to "Tax information" later in this Prospectus.

This service is not available under QP contracts.

You may elect this service in the calendar year in which you reach age 70 1/2 or in any later year. The minimum amount we will pay out is $250. Currently, RMD payments will be made annually. See "Required minimum distributions" in "Tax information" later in this Prospectus for your specific type of retirement arrangement.

This service does not generate automatic RMD payments during the first calendar year. Therefore, if you are making a rollover or transfer contribution to the contract after age 70 1/2, you must take any RMDs before the rollover or transfer. If you do not, any withdrawals that you take during the first contract year to satisfy your RMDs may be subject to withdrawal charges, if applicable, if they exceed the free withdrawal amount.

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FOR TRADITIONAL IRA CONTRACTS, WE WILL SEND A FORM OUTLINING THE DISTRIBUTION OPTIONS AVAILABLE IN THE YEAR YOU REACH AGE 70 1/2 (IF YOU HAVE NOT BEGUN YOUR ANNUITY PAYMENTS BEFORE THAT TIME).
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We do not impose a withdrawal charge on RMD payments taken through our automatic RMD service even if, when added to a partial withdrawal previously taken in the same contract year, the RMD payments exceed the free withdrawal amount.

RMDS FOR CONTRACTS WITH GIB. Generally, if you elect our Automatic RMD service, any lifetime RMD payment we make to you, starting in the first contract year, will not be treated as an Excess withdrawal for contracts with GIB or with GIB and the "Greater of" death benefit. Amounts from both your Guaranteed Benefit account value and Non-Guaranteed account value are used to determine your lifetime RMD payment each year.

If you elect either the Maximum payment plan or the Customized payment plan (together, "automatic payment plans") and our Automatic RMD service, we will make an extra payment, if necessary, on December 1st that will equal your lifetime RMD amount less all payments made through November 30th and any scheduled December payment. The combined Automatic payment plan and RMD payment will not be treated as an Excess withdrawal if the RMD, together with any withdrawal taken under one of our automatic plans exceeds your Annual withdrawal amount. The additional payment will reduce your Roll-up benefit bases on a dollar for dollar basis. Your Annual Ratchet benefit base is always reduced on a pro rata basis.

If you take any partial withdrawals in addition to your RMD and Automatic payment plan payments, your applicable Automatic payment plan will be terminated. Any partial withdrawal taken from your Guaranteed benefit account value may cause an Excess withdrawal and may be subject to a withdrawal charge. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary. Further, your GIB benefit base and Annual withdrawal amount will be reduced.

If you elect our Automatic RMD service and elect to take your Annual withdrawal amount in partial withdrawals without electing one of our available Automatic payment plans, we will make a payment, if necessary, on December 1st that will equal your RMD payment less all withdrawals made through November 30th. If prior to December 1st you make a partial withdrawal that exceeds your Annual withdrawal amount, but not your RMD amount, any portion of that partial withdrawal taken from your Guaranteed benefit account value will be treated as an Excess withdrawal, as well as any subsequent partial withdrawals taken from your Guaranteed benefit account value made during the same contract year. However, if by December 1st your withdrawals have not exceeded your RMD amount, the RMD payment we make to you will not be treated as an Excess withdrawal.

Your RMD payment will be withdrawn on a pro rata basis from your Non-Guaranteed benefit variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will withdraw amounts from your Special DCA program. If there is insufficient value in those options, any additional amount of the RMD payment or the total amount of the RMD payment will be withdrawn from your Guar- anteed benefit variable investment options. For information on how RMD payments are taken from your contract see "How withdrawals are taken from your Total account value" below.

If you do not elect our Automatic RMD service and if your Annual withdrawal amount is insufficient to satisfy the RMD payment, any additional withdrawal taken in the same contract year (even one to satisfy your RMD payment) from your Guaranteed benefit account value will be treated as an Excess withdrawal.

HOW WITHDRAWALS ARE TAKEN FROM YOUR TOTAL ACCOUNT VALUE

Unless you specify otherwise, all withdrawals (other than Automatic payment plan withdrawals, lump sum withdrawals of your Annual withdrawal amount and substantially equal withdrawals) will be taken on a pro rata basis from your Non-Guaranteed benefit variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from your Special DCA program. If there is insufficient value in those options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from your Guaranteed benefit variable investment options. Any amounts withdrawn from the Special DCA program that were designated for the Guaranteed benefit variable investment options will reduce your Guaranteed benefit base(s).

Automatic payment plan withdrawals (other than fixed dollar amount or fixed percentage withdrawals) and lump sum withdrawals of your Annual withdrawal amount will always be taken on a pro rata basis only from your Guaranteed benefit variable investment options.

Fixed dollar amount or fixed percentage withdrawals are first taken on a pro rata basis from your Guaranteed benefit variable investment options. If there is insufficient value or no value in those options, we will subtract amounts from your Non-Guaranteed benefit variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from your Special DCA program.

Substantially equal withdrawals are taken on a pro rata basis from your Total account value. However, if after you have elected the substantially

                             ACCESSING YOUR MONEY
equal withdrawals option your Total account value is split between the Guaranteed benefit account value and the Non-Guaranteed benefit account value, your substantially equal withdrawals will be taken on a pro rata basis from your Non-Guaranteed benefit variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from your Special DCA program. If there is insufficient value in those options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from your Guaranteed benefit variable investment options. Any amounts withdrawn from the Special DCA program that were designated for the Guaranteed benefit variable investment options will reduce your Guaranteed benefit base(s).

You may choose to have withdrawals subtracted from your contract based on the following options:

(1)Take the entire withdrawal on a pro rata basis from the Guaranteed benefit variable investment options; or

(2)Take the entire withdrawal from the Non-Guaranteed benefit account value, specifying which Non-Guaranteed benefit variable investment options and/or guaranteed interest option the withdrawal should be taken from; or

(3)Request a certain portion of the withdrawal to be taken from the Guaranteed benefit variable investment options and take the remaining part of the withdrawal from the Non-Guaranteed benefit variable investment options. You must specify the investment options for the Non-Guaranteed benefit account value. The withdrawal from the Guaranteed benefit variable investment options will be taken on a pro rata basis.

For how withdrawals affect your Guaranteed benefits, see "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus and Appendix VII later in this Prospectus.

WITHDRAWALS TREATED AS SURRENDERS

Certain withdrawals may cause your contract and certain Guaranteed benefits to terminate, as follows:

..   Any fee deduction and/or withdrawal that causes your Total account value to fall to zero will terminate the contract and any applicable Guaranteed benefit, other than the GIB (unless the account value falls to zero due to an "Excess withdrawal"). See "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus for a discussion of what happens to your benefit if your Guaranteed benefit account value falls to zero.

..   If you do not elect GIB or have not yet funded it, the following applies:

   -- a request to withdraw 90% or more of your cash value will terminate your contract and any applicable Guaranteed minimum death benefit;

   -- we reserve the right to terminate the contract and any applicable
      Guaranteed minimum death benefit if no contributions are made during the last three contract years and the cash value is less than $500; and

   -- we reserve the right to terminate your contract and any applicable
      Guaranteed minimum death benefit if any withdrawal would result in a remaining cash values of less than $500.

If your contract is terminated we will pay you the contract's cash value. See "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while an owner is living (or for contracts with non-natural owners, while an annuitant is living) and before you begin to receive annuity payments (Lifetime GIB payments or otherwise). For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.

Upon your request to surrender your contract for its cash value, all benefits under the contract, including the GIB, will terminate as of the date we receive the required information if your cash value in your Guaranteed benefit account value is greater than your Annual withdrawal amount remaining for that year. If your cash value is not greater than your Annual withdrawal amount remaining for that year, then you will receive your cash value and a supplementary life annuity contract under which we will pay you Lifetime GIB payments. For more information, please see "Effect of your account values falling to zero" in "Determining your contract's value" and "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the business day the transaction request is received by us in good order. These transactions may include applying proceeds to a payout annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge, if applicable) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)the New York Stock Exchange is closed or restricts trading,

(2)the SEC determines that an emergency exists as a result of sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable, or

(3)the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option or a Special DCA program, (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

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All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.

YOUR ANNUITY PAYOUT OPTIONS

The following description assumes annuitization of your entire contract. For partial annuitization, see "Partial annuitization" below.

Deferred annuity contracts such as those in the Retirement Cornerstone(R) Series provide for conversion to annuity payout status at or before the contract's "maturity date." This is called annuitization. Upon annuitization, your account value is applied to provide periodic payments as described in this section; the contract and all its benefits terminate; and will be converted to a supplementary contract for the periodic payments ("payout option"). The supplementary contract does not have an account value or cash value. If you choose a variable payout option, you will receive a separate prospectus related to the contract you select.

You may choose to annuitize your contract at any time, which generally is at least 13 months (five years for Series CP(R) contracts) after the contract issue date. The contract's maturity date is the latest date on which annuitization can occur. If you do not annuitize before the maturity date and at the maturity date have not made an affirmative choice as to the type of annuity payments to be received, we will convert your contract to the default annuity payout option described in "Annuity maturity date" later in this section. If you have a GIB or a Guaranteed minimum death benefit, your contract may have both a Guaranteed benefit account value and a Non-Guaranteed benefit account value. If there is a Guaranteed benefit account value and you choose to annuitize your contract before the maturity date, the GIB will terminate without value even if your GIB benefit base is greater than zero. The payments that you receive under the payout annuity option you select may be less than you would have received under GIB. See "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus for further information. Any Guaranteed minimum death benefit terminates upon annuitization. You may choose a partial withdrawal of cash value to purchase a life annuity at any time at or before the maturity date, but the guaranteed annuity purchased rates described below will not apply.

In general, your periodic payment amount upon annuitization is determined by your Total account value, the form of the annuity payout option you elect as described below, and the applicable annuity purchase rate to which that value is applied. Once begun, annuity payments cannot be stopped unless otherwise provided in the supplementary contract. Your contract guarantees that upon annuitization, your account value will be applied to a guaranteed annuity purchase rate for a life annuity. We reserve the right, with advance notice to you, to change guaranteed annuity purchase rates any time after your fifth contract date anniversary and at not less than five-year intervals after the first change. (Please see your contract and SAI for more information.) In the event that we exercise our contractual right to change the guaranteed annuity purchase factors, we would segregate the account value based on contributions and earnings received prior to and after the change. When your contract is annuitized, we would calculate the payments by applying the applicable purchase factors separately to the value of the contributions received before and after the rate change. We will provide you with 60 days advance written notice of such a change.

In addition, you may apply your total account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We have the right to require you to provide any information we deem necessary to provide an annuity upon annuitization. If the annuity payment amount is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

We currently offer you several choices of annuity payout options. The options available directly under the contract entitle you to receive fixed annuity payments. Options available under separate contracts and described in separate prospectuses enable you to receive variable annuity payments. Please see Appendix V later in this Prospectus for variations that may apply in your state.

The payments that you receive upon annuitization of your Guaranteed benefit account value may be less than your Annual withdrawal amount or your Lifetime GIB payments. If you are considering annuitization, you should ask your financial professional for information about the payment amounts that would be made under the various choices that are available to you. You may also obtain that information by contacting us. Annuitization of your Non-Guaranteed benefit account value after the date your Lifetime GIB payments begin will not affect those payments.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the owner's and annuitant's ages at contract issue. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time. In addition, if you are exercising your GIB, your choice of payout options are those that are available under the GIB (see "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus).

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Fixed annuity payout options   .   Life annuity
                               .   Life annuity with period
                                   certain
                               .   Life annuity with refund
                                   certain
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..   LIFE ANNUITY: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

..   LIFE ANNUITY WITH PERIOD CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

..   LIFE ANNUITY WITH REFUND CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has

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   been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life, and after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide you with details.

We guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

The amount applied to purchase an annuity payout option varies depending on the payout option that you choose and the timing of your purchase as it relates to any withdrawal charges that apply under your contract.

There is no withdrawal charge imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain. If we are offering non-life contingent forms of annuities, the withdrawal charge will be imposed.

PARTIAL ANNUITIZATION. Partial annuitization of nonqualified deferred annuity contracts is permitted under certain circumstances. You may choose from the life-contingent annuity payout options described here. We no longer offer a period certain option for partial annuitization. We require you to elect partial annuitization on the form we specify. Partial annuitization is not available for a Guaranteed income benefit under a contract. For purposes of this contract we will effect any partial annuitization as a withdrawal applied to a payout annuity. Please note that a withdrawal from your Guaranteed benefit account value to purchase an annuity payout contract will affect your Guaranteed benefit bases like any other withdrawal. See "How withdrawals are taken from your Total account value" earlier in this section and also the discussion of "Partial annuitization" in "Tax information" for more information.

SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments begin but it may not be earlier than thirteen months from your contract date or not earlier than five years from your Series CP(R) contract date (in a limited number of jurisdictions this requirement may be more or less than five years). You can change the date your annuity payments are to begin any time. The date may not be later than the annuity maturity date described below.

For Series CP(R) contracts, if you start receiving annuity payments within three years of making any contribution, we will recover the Credit that applies to any contribution made within the prior three years. Please see Appendix V later in this Prospectus for information on state variations.

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will be less with a greater frequency of payments or with a longer certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay your Total account value in a single sum rather than as payments under the payout option chosen. If you select an annuity payout option and payments have begun, no change can be made.

ANNUITY MATURITY DATE

Your contract has a maturity date. The maturity date is based on the age of the original annuitant at contract issue and cannot be changed other than in conformance with applicable law, even if you name a new annuitant. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday. The maturity date may not be less than thirteen months from your contract date, unless otherwise stated in your contract. We will send a notice with the contract statement one year prior to the maturity date. The notice will include the date of maturity, describe the available annuity payout options, state the availability of a lump sum payment option, and identify the default payout option, if you do not provide an election by the time of your contract maturity date.

If you do not elect the GIB, or elect the GIB and choose not to fund the guarantee, you may either take a lump sum payment or select an annuity payout option on the maturity date. If you do not make an election at maturity, we will apply your Non-Guaranteed benefit account value to a life-period certain fixed annuity with payments based on the greater of guaranteed or then current annuity purchase rates.

If you elect the GIB and fund the guarantee, the following applies on the maturity date:

..   For amounts allocated to your Non-Guaranteed benefit account value, you may select an annuity payout option or take a lump sum payment.

..   If you do not make an election for your Guaranteed benefit account value on your maturity date, we will apply the Guaranteed benefit account value to either (a) or (b) below, whichever provides a greater payment:

   (a)a fixed life annuity with a period certain with payments based on the greater of the guaranteed or then current annuity purchase rates, or

   (b)a supplementary contract with annual payments equal to your GIB benefit base applied to the applicable GIB payout factor.

If you elect payments on a joint life basis, the joint life must be your spouse and the joint life GIB payout factors will be reduced. See "Lifetime GIB payments" under "Guaranteed income benefit" in "Contract features and benefits." You may also elect to have your Guaranteed benefit account value paid to you in a lump sum or applied to an annuity payout option we are offering at the time.

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If Lifetime GIB payments have already begun, we will issue you one supplementary contract to continue receiving your Lifetime GIB payments. For amounts allocated to your Non-Guaranteed benefit account value, you may select an annuity payout option or take a lump sum payment.

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5. Charges and expenses

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CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

..   A mortality and expense risks charge

..   An administrative charge

..   A distribution charge

We deduct the following charges as described later in this section. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

..   On each contract date anniversary -- an annual administrative charge, if applicable.

..   At the time you make certain withdrawals or surrender your con- tract -- a withdrawal charge (if applicable).

..   On each contract date anniversary -- a charge for each optional benefit you elect: a Guaranteed minimum death benefit (other than the Return of Principal death benefit) and the Guaranteed income benefit.

..   At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

..   At the time you request a transfer in excess of 12 transfers in a contract year -- a transfer charge (currently, there is no charge).

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" later in this section.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. This does not mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contracts.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.

SEPARATE ACCOUNT ANNUAL EXPENSES

MORTALITY AND EXPENSE RISKS CHARGE. We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks. In connection with the Guaranteed benefit variable investment options, a portion of this charge compensates us for our costs in providing the Return of Principal death benefit. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Series B:                   0.80%
   Series CP(R):               0.95%
   Series L:                   1.10%
   Series C:                   1.10%

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the Guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

For Series CP(R) contracts, a portion of this charge also compensates us for any Credits we apply to the contract. We expect to make a profit from this charge. For a discussion of the credit, see "Credits" in "Contract features and benefits" earlier in this Prospectus.

ADMINISTRATIVE CHARGE. We deduct a daily charge from the net assets in each variable investment option. The charge, together with the annual administrative charge described below, is to compensate us for administrative expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Series B:                   0.30%
   Series CP(R):               0.35%
   Series L:                   0.30%
   Series C:                   0.25%

DISTRIBUTION CHARGE. We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Series B:                   0.20%
   Series CP(R):               0.25%
   Series L:                   0.25%
   Series C:                   0.35%

                             CHARGES AND EXPENSES

ACCOUNT VALUE CHARGES

ANNUAL ADMINISTRATIVE CHARGE. We deduct an administrative charge from your Total account value on each contract date anniversary. We deduct the charge if your Total account value on the last business day of the contract year is less than $50,000. If your Total account value on such date is $50,000 or more, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your Total account value. The charge is $30 for contract years three and later.

We will deduct this charge from your value in the Non-Guaranteed benefit variable investment options and the guaranteed interest option (see Appendix V later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from a Special DCA account. If those amounts are insufficient, we will deduct all or a portion of the charge from the Guaranteed benefit variable investment options.

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus.

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

DUPLICATE CONTRACT CHARGE. We charge $35 for providing a copy of your contract. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our processing office, or (iii) by any other means we make available to you.

TRANSFER CHARGE

Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for any transfers in excess of 12 per contract year. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer. The transfer charge (if applicable), will be assessed at the time that the transfer is processed. Any transfer charge will be deducted from the investment options from which the transfer is made. We will not charge for transfers made in connection with one of our dollar cost averaging programs. Also, transfers from a dollar cost averaging program, our Systematic account sweep program or our rebalancing program do not count toward your number of transfers in a contract year for the purposes of this charge.

WITHDRAWAL CHARGE
(FOR SERIES B, SERIES CP(R) AND SERIES L CONTRACTS ONLY )

A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value or to apply your cash value. For more information about the withdrawal charge if you select an annuity payout option, see "Your annuity payout options -- The amount applied to purchase an annuity payout option" in "Accessing your money" earlier in the Prospectus. For Series CP(R) contracts, a portion of this charge also compensates us for any Credits we apply to the contract. For a discussion of the Credit, see "Credits" in "Contract features and benefits" earlier in this Prospectus. We expect to make a profit from this charge.

The withdrawal charge equals a percentage of the contributions withdrawn. For Series CP(R) contracts, we do not consider Credits to be contributions. Therefore, there is no withdrawal charge associated with a Credit.

The percentage of the withdrawal charge that applies to each contribution depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:

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                                                             WITHDRAWAL CHARGE AS A % OF CONTRIBUTION CONTRACT YEAR
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                                                                1      2     3     4        5     6    7       8     9      10
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Series B                                                     7%        7%    6%    6%    5%       3%   1%   0%/(a)/  --   --
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Series L                                                     8%        7%    6%    5%    0%/(b)/  --   --   --       --   --
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Series CP(R)                                                 8%        8%    7%    6%    5%       4%   3%   2%       1%   0%/(c)/
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Series C                                                     --/(d)/   --    --    --    --       --   --   --       --   --
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(a)Charge does not apply in the 8th and subsequent contract years following contribution.
(b)Charge does not apply in the 5th and subsequent contract years following contribution.
(c)Charge does not apply in the 10th and subsequent contract years following contribution.
(d)Charge does not apply to Series C contracts.

For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1" and the withdrawal charge is reduced or expires on each applicable contract date anniversary. Amounts withdrawn that are not subject to the withdrawal charge are not considered withdrawals of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus.

Please see Appendix V later in this Prospectus for possible withdrawal charge schedule variations in your state.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your total account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. Any applicable withdrawal charge will be calculated on the

                             CHARGES AND EXPENSES
portion of the withdrawal amount that is subject to withdrawal charges. The charge will be taken out of your Guaranteed and Non-Guaranteed benefit account values based on the proportion of the withdrawal amount that is subject to the charge from the respective account values. We deduct the charge in proportion to the amount of the withdrawal subtracted from each investment option. The withdrawal charge helps cover our sales expenses.

For purposes of calculating reductions in your guaranteed benefits and associated benefit bases, the withdrawal amount includes both the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your Total account value. For more information, see "Guaranteed minimum death benefit and Guaranteed income benefit base" and "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

The withdrawal charge does not apply in the circumstances described below.

FREE WITHDRAWAL AMOUNT

Each contract year you can withdraw a certain amount from your contract without paying a withdrawal charge. In the first contract year, the free withdrawal amount is determined using all contributions received in the first 90 days of the contract year. The free withdrawal amount does not apply if you surrender your contract except where required by law.

FOR CONTRACTS WITHOUT A GUARANTEED BENEFIT. If you do not elect a Guaranteed benefit with your contract, your free withdrawal amount is equal to 10% of your Non-Guaranteed benefit account value at the beginning of the contract year.

FOR CONTRACTS WITH THE GUARANTEED MINIMUM DEATH BENEFIT AND WITHOUT GIB. If you elect Guaranteed minimum death benefit with your contract, but do not elect the GIB, your free withdrawal amount is equal to 10% of your Non-Guaranteed benefit account value and 10% of your Guaranteed benefit account value at the beginning of the contract year. If you do not fund your Guaranteed minimum death benefit until after issue, there is no free withdrawal amount, in connection with the Guaranteed benefit account value, prior to the contract date anniversary following the date on which you funded your Guaranteed minimum death benefit. If you fund your Guaranteed minimum death benefit with a transfer, your free withdrawal amount from your Non-Guaranteed benefit account value in that contract year will not be reduced by the amount of the transfer. IF YOU FUND THE GUARANTEED MINIMUM DEATH BENEFIT AFTER ISSUE WITH A TRANSFER OF 100% OF YOUR NON-GUARANTEED BENEFIT ACCOUNT VALUE, YOU WILL NOT HAVE A FREE WITHDRAWAL AMOUNT FOR THE REMAINDER OF THAT CONTRACT YEAR.

FOR CONTRACTS WITH GIB. With respect to the Non-Guaranteed benefit account value, your free withdrawal amount is 10% of the Non-Guaranteed benefit account value at the beginning of the contract year.

With respect to the Guaranteed benefit account value, the free withdrawal amount is the GIB Roll-up benefit base multiplied by the Annual Roll-up rate in effect on the first day of the contract year.

If you do not fund your GIB until after issue, there is no free withdrawal amount, in connection with the Guaranteed benefit account value, prior to the contract date anniversary following the date on which you funded your GIB. If you fund your GIB with a transfer, your free withdrawal amount from your Non-Guaranteed benefit account value in that contract year will not be reduced by the amount of the transfer. IF YOU FUND THE GIB AFTER ISSUE WITH A TRANSFER OF 100% OF YOUR NON-GUARANTEED BENEFIT ACCOUNT VALUE, YOU WILL NOT HAVE A FREE WITHDRAWAL AMOUNT FOR THE REMAINDER OF THAT CONTRACT YEAR.

In general, the amount of any contribution or transfer into the Guaranteed benefit account value and a contribution into the Non-Guaranteed benefit account value after the first day of the contract year will not be included in your free withdrawal amount for that contract year.

When a withdrawal is taken from both the Non-Guaranteed benefit account value and the Guaranteed benefit account value, the free withdrawal amount is allocated based on the amounts withdrawn from each.

DISABILITY, TERMINAL ILLNESS, OR CONFINEMENT TO NURSING HOME. The withdrawal charge also does not apply if:

(i)An owner (or older joint owner, if applicable) has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii)We receive proof satisfactory to us (including certification by a licensed physician) that an owner's (or older joint owner's, if applicable) life expectancy is six months or less; or

(iii)An owner (or older joint owner, if applicable) has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

   -- its main function is to provide skilled, intermediate, or custodial nursing care;

   -- it provides continuous room and board to three or more persons;

   -- it is supervised by a registered nurse or licensed practical nurse;

   -- it keeps daily medical records of each patient;

   -- it controls and records all medications dispensed; and

   -- its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the conditions described in (i), (ii) or
(iii) above existed at the time a contribution was remitted or if the condition began within 12 months of the period following remittance. Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

                             CHARGES AND EXPENSES

GUARANTEED BENEFIT CHARGES

RETURN OF PRINCIPAL DEATH BENEFIT. There is no additional charge for this death benefit.

ANNUAL RATCHET DEATH BENEFIT. If you elect the Annual Ratchet death benefit, we deduct a charge annually from your Guaranteed benefit variable investment options on each contract date anniversary for which it is in effect. The charge is equal to 0.25% of the Annual Ratchet to age 85 benefit base. If you elect this benefit, but do not fund it until after your contract issue date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

"GREATER OF" DEATH BENEFIT. If you elect this death benefit, we deduct a charge annually from your Guaranteed benefit variable investment options on each contract date anniversary for which it is in effect. The charge is equal to 0.90% of the "Greater of " death benefit base. If you elect this benefit, but do not fund it until after your contract issue date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

If your Roll-Up benefit base resets on the third or later contract date anniversary, we reserve the right to increase the charge for this benefit up to 1.05%. You will be notified of the increased charge at the time we notify you of your eligibility to reset. The increased charge, if any, will apply as of the next contract date anniversary following the reset and on all contract date anniversaries thereafter. You must notify us at least 30 days prior to your contract date anniversary on which a reset could cause a fee increase in order to cancel the reset on your upcoming contract date anniversary. If you elect this benefit, but do not fund it until after your contract issue date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

GUARANTEED INCOME BENEFIT CHARGE. If you elect the GIB, we deduct a charge annually from your Guaranteed benefit variable investment options on each contract date anniversary until such time that your Lifetime GIB payments begin or you elect another annuity payout option, whichever occurs first. The charge is equal to 0.90% of the GIB benefit base in effect on each contract date anniversary. If you elect this benefit, but do not fund it until after your contract issue date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

If your GIB Roll-up benefit base resets on the third or later contract date anniversary, we reserve the right to increase the charge for this benefit up to 1.20%. You will be notified of the increased charge at the time we notify you of your eligibility to reset. The increased charge, if any, will apply as of the next contract date anniversary following the reset and on all contract date anniversaries thereafter. You must notify us at least 30 days prior to your contract date anniversary on which a reset could cause a fee increase in order to cancel the reset on your upcoming contract date anniversary.

For the Annual Ratchet death benefit, "Greater of" death benefit and GIB, we will deduct this charge from your Guaranteed benefit variable investment options on a pro rata basis. If those amounts are insufficient to pay this charge and you have no amounts in the Special DCA program designated for the Guaranteed benefit variable investment options, your benefit will terminate without value and you will lose any applicable Guaranteed benefits except as noted under "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus. Your contract will also terminate if you do not have any Non-Guaranteed benefit account value.

For the Annual Ratchet death benefit, the "Greater of" death benefit and the GIB, if any of the following occur on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year:

..   A death benefit is paid;

..   you surrender the contract to receive its cash value;

..   you annuitize your Guaranteed benefit account value;

..   you transfer 100% of your Guaranteed benefit account value to the
    Non-Guaranteed benefit account value (following the dropping of your Guaranteed benefits); or

..   you withdraw 100% of your Guaranteed benefit account value (following the dropping of your Guaranteed benefits).

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity pay-out option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees (for certain variable investment options).

..   Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each Portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain Portfolios available under the contract in turn invest in shares of other Portfolios of the Trusts and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge (if applicable) or the mortality and expense risks charge, or change the minimum initial contribution requirements. We also may change the Guaranteed benefits, or offer variable investment options that invest in shares of the Trusts that are not subject to the 12b-1 fee. If permitted under the terms of our exemptive order regarding the Series CP(R) Credit feature, we may

                             CHARGES AND EXPENSES
also change the crediting percentage that applies to contributions. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for traditional IRA and Roth IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974 ("ERISA") or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.

                             CHARGES AND EXPENSES

6. Payment of death benefit

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YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while you are alive and the contract is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. Under a contract with a non-natural owner that has joint annuitants, the surviving annuitant is considered the beneficiary, and will take the place of any other beneficiary. In a QP contract, the beneficiary must be the plan trust. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.

The death benefit in connection with your Non-Guaranteed benefit account value is equal to your Non-Guaranteed benefit account value as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. For Series CP(R) contracts, the account value used to determine the death benefit will first be reduced by the amount of any Credits applied in the one-year period prior to the owner's (or older joint owner's, if applicable) death.

The death benefit in connection with any amount in your Guaranteed benefit account value is equal to your Guaranteed benefit account value or, if greater, the applicable Guaranteed minimum death benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit), as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. However, this is not the case if the beneficiary of your contract is your spouse and he or she decides to roll over the death benefit to another contract issued by us. See "Effect of the owner's death" below. For Series CP(R) contracts, the account value used to determine the death benefit will first be reduced by the amount of any Credits applied in the one-year period prior to the owner's (or older joint owner's, if applicable) death. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner's (or older joint owner's, if applicable) death adjusted for any subsequent withdrawals. Payment of the death benefit terminates the contract.

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WHEN WE USE THE TERMS "OWNER" AND "JOINT OWNER", WE INTEND THESE TO BE REFERENCES TO "ANNUITANT" AND "JOINT ANNUITANT", RESPECTIVELY, IF THE CONTRACT HAS A NON-NATURAL OWNER. IF THE CONTRACT IS JOINTLY OWNED OR IS ISSUED TO A NON-NATURAL OWNER, THE DEATH BENEFIT IS PAYABLE UPON THE DEATH OF THE OLDER JOINT OWNER OR OLDER JOINT ANNUITANT, AS APPLICABLE.
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Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. However, you should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable. If the contract had joint annuitants, it will become a single annuitant contract.

EFFECT OF THE OWNER'S DEATH

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. If the contract has a non-natural owner, the death benefit is payable upon the death of the annuitant.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option ("BCO"). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the "Spousal continuation" feature or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under "Non-spousal joint owner contract continuation."

If you are the sole owner, your surviving spouse may have the option to:

..   take the death benefit proceeds in a lump sum;

..   continue the contract as a successor owner under "Spousal continuation" (if your spouse is the sole primary beneficiary) or under our Beneficiary continuation option, as discussed below; or

                           PAYMENT OF DEATH BENEFIT

..   roll the death benefit proceeds over into another contract.

If your surviving spouse rolls over the death benefit proceeds into a contract issued by us, the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse's new contract. Any death proceeds will remain invested in this contract until your spouse's new contract is issued. The amount of the death benefit will be calculated to equal the greater of the account value (as of the date your spouse's new contract is issued) and the applicable guaranteed minimum death benefit (as of the date of your death). This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse's new contract is issued.

If the surviving joint owner is not the surviving spouse, or, for single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner's death (the "5-year rule"). In certain cases, an individual beneficiary or non-spousal surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner's death. Any such election must be made in accordance with our rules at the time of death. If the beneficiary of a contract with one owner or a younger non-spousal joint owner continues the contract under the 5-year rule, in general, all Guaranteed benefits and their charges will end. For more information on non-spousal joint owner contract continuation, see the section immediately below.

NON-SPOUSAL JOINT OWNER CONTRACT CONTINUATION

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner's death. If the life annuity is elected, the contract and all benefits terminate.

If the older owner dies first, we will increase the account value to equal the Guaranteed minimum death benefit, if higher. The surviving owner can elect to
(1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years and any GIB and charge will be terminated; or
(4) continue the contract under the Beneficiary continuation option. For Series CP(R) contracts, if any contributions are made during the one-year period prior to the owner's death, the account value will first be reduced by any Credits applied to any such contributions.

If the contract continues, any Guaranteed minimum death benefit and associated charge will be discontinued. Withdrawal charges, if applicable, will no longer apply, and no subsequent contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues under the "5-year rule", the death benefit is not payable and the Guaranteed minimum death benefit, if applicable, will continue without change. In general, the GIB and charge will be discontinued. Withdrawal charges, if applicable, will continue to apply and no subsequent contributions will be permitted.

SPOUSAL CONTINUATION

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse's death in order to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

Upon your death, the younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a Single owner contract), may elect to receive the death benefit, continue the contract under our Beneficiary continuation option (as discussed below in this section) or continue the contract, as follows:

..   In general, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges if applicable will apply if subsequent contributions are made.

..   The applicable Guaranteed minimum death benefit option may continue as follows:

   -- If the surviving spouse is age 75 or younger on the date of your death, and you were age 84 or younger at death, the Guaranteed minimum death benefit you elected continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85.

   -- If the surviving spouse is age 75 or younger on the date of your death, and you were age 85 or older at death, we will reinstate the Guaranteed minimum death benefit you elected. The benefit base (which had previously been frozen at age 85) will now continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85.

   -- If the surviving spouse is age 76 or over on the date of your death, any applicable Guaranteed minimum death benefit will be frozen (subject to adjustment for subsequent contributions and withdrawals) and the charge will be discontinued.

   -- If the Guaranteed minimum death benefit continues, the Roll-up benefit base reset, if applicable, will be based on the surviving spouse's age. The next available reset will continue to be based on the contract issue date.

The GIB may continue, as follows:

..   If the surviving spouse is the older spouse, GIB and the charge continues with no change;

..   If the surviving spouse is the younger spouse, and Lifetime GIB payments have not begun, GIB and the charge continue, as follows:

   -- The surviving spouse may contribute and/or transfer money to the Guaranteed benefit variable investment options up until the contract date anniversary following age 75 (age 71 for contributions to Series CP(R) contracts).

                           PAYMENT OF DEATH BENEFIT

   -- The GIB Roll-up benefit base and the Annual Ratchet benefit base will continue to roll up and ratchet until the contract maturity date or the surviving spouse's age 95, whichever is earlier.

..   If the surviving spouse is the younger spouse, and the Lifetime GIB payments have begun, payment will continue to the younger spouse only if the payments were being made on a joint life basis.

..   If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

..   The Guaranteed benefits continue to be based on the older spouse's age for the life of the contract.

..   If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

..   The withdrawal charge schedule, if applicable, remains in effect.

If you divorce, Spousal continuation does not apply.



BENEFICIARY CONTINUATION OPTION

This feature permits a designated individual, on the contract owner's death, to maintain a contract with the deceased contract owner's name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Please speak with your financial professional or see Appendix V later in this Prospectus for further information.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information.

BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the Guaranteed benefit account value to equal the applicable death benefit if such death benefit is greater than such account value, adjusted for any subsequent withdrawals. For Series CP(R) contracts, the account value will first be reduced by any Credits applied in the one-year period prior to the owner's death.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70 1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this Prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The "5-year rule" is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option for IRA and Roth IRA contracts:

..   The contract continues with your name on it for the benefit of your beneficiary.

..   The beneficiary replaces the deceased owner as annuitant.

..   This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

..   The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the Non-Guaranteed benefit variable investment options and the guaranteed interest option (subject to our rules) but no subsequent contributions will be permitted.

..   The Guaranteed benefit variable investment options will no longer be available and no value can be allocated to those investment options.

..   If any Guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

..   The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

..   Any partial withdrawal must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required mini- mum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

                           PAYMENT OF DEATH BENEFIT

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, "beneficiary" refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts:

..   This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

..   The beneficiary automatically replaces the existing annuitant.

..   The contract continues with your name on it for the benefit of your beneficiary.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

..   The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the Non-Guaranteed benefit variable investment options but no subsequent contributions will be permitted.

..   The Guaranteed benefit variable investment options will no longer be available and no value can be allocated to those investment options.

..   If any Guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

..   If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

..   Any partial withdrawals must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

IF THE DECEASED IS THE OWNER OR THE OLDER JOINT OWNER:

..   As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the Guaranteed benefit account value to equal the applicable death benefit if such death benefit is greater than such Guaranteed benefit account value adjusted for any subsequent withdrawals. For Series CP(R) contracts, the account value will first be reduced by any Credits applied in a one-year period prior to the owner's death.

..   No withdrawal charges, if applicable, will apply to any withdrawals by the beneficiary.

IF THE DECEASED IS THE YOUNGER NON-SPOUSAL JOINT OWNER:

..   The account value will not be reset to the death benefit amount.

..   The contract's withdrawal charge schedule, if applicable, will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract's free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders.

..   We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the "Withdrawal charges" in "Charges and expenses" earlier in this Prospectus, if applicable.

A surviving spouse should speak to his or her tax professional about whether Spousal continuation or the Beneficiary continuation option is appropriate for him or her. Factors to consider include but are not limited to the surviving spouse's age, need for immediate income and a desire to continue any Guaranteed benefits under the contract.

                           PAYMENT OF DEATH BENEFIT

7. Tax information

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OVERVIEW

In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to Retirement Cornerstone(R) Series contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. We also do not discuss the Employee Retirement Income Security Act of 1974 ("ERISA"). Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

FATCA


Even though this section in the Prospectus discusses consequences to United States individuals you should be aware that the Foreign Account Tax Compliance Act ("FATCA") which applies to certain U.S.-source payments may require AXA Equitable and its affiliates to obtain specified documentation of an entity's status before payment is made in order to avoid punitive 30% FATCA withholding. The FATCA rules are initially directed at foreign entities, and may presume that various U.S. entities are "foreign" unless the U.S. entity has documented its U.S. status by providing Form W-9. Also, in future years FATCA and related rules may require us to document the status of certain contractholders, as well as report contract values and other information for such contractholders. For this reason AXA Equitable and its affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.


CONTRACTS THAT FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this Prospectus, or a custodial or trusteed individual retirement account. Annuity contracts can also be purchased in connection with retirement plans qualified under Section 401(a) of the Code ("QP contracts"). How these arrangements work, including special rules applicable to each, are noted in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits compared with the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans and IRAs. For this purpose additional annuity contract benefits may include, but are not limited to the various Guaranteed benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract. See also Appendix II at the end of this Prospectus for a discussion of QP contracts.

TRANSFERS AMONG INVESTMENT OPTIONS

If permitted under the terms of the contract, you can make transfers among investment options inside the contract without triggering taxable income.

TAXATION OF NONQUALIFIED ANNUITIES

CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.

CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

..   if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

..   if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

..   if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

                                TAX INFORMATION

..   if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a typical grantor trust.


Federal tax law requires that all nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year be linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

ANNUITY PAYMENTS

The following applies to an annuitization of the entire contract. In certain cases, the contract can be partially annuitized. See "Partial annuitization" below.

Annuitization under a Retirement Cornerstone(R) Series contract occurs when your entire interest under the contract is or has been applied to one or more payout options intended to amortize amounts over your life or over a period certain generally limited by the period of your life expectancy. (We do not currently offer a period certain option without life contingencies.) Annuity payouts can also be determined on a joint life basis. After annuitization, no further contributions to the contract may be made, the annuity payout amount must be paid at least annually, and annuity payments cannot be stopped except by death or surrender (if permitted under the terms of the contract).

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments. If you have a loss on a variable annuity payout in a taxable year, you may be able to adjust the tax-free amount in subsequent years.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

Your rights to apply amounts under this contract to an annuity payout option are described elsewhere in this Prospectus. If you hold your contract to the maximum maturity age under the contract we require that a choice be made between taking a lump sum settlement of any remaining account value or applying any such account value to an annuity payout option we may offer at the time under the contract. If no affirmative choice is made, we will apply any remaining account value or interest in the contract to the default option under the contract at such age. While there is no specific federal tax guidance as to whether or when an annuity contract is required to mature, or as to the form of the payments to be made upon maturity, we believe that this contract constitutes an annuity contract under current federal tax rules.

PARTIAL ANNUITIZATION

The consequences described above for annuitization of the entire contract apply to the portion of the contract which is partially annuitized. A nonqualified deferred annuity contract is treated as being partially annuitized if a portion of the contract is applied to an annuity payout option on a life-contingent basis or for a period certain of at least 10 years. In order to get annuity payment tax treatment for the portion of the contract applied to the annuity payout, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped, except by death or surrender (if permitted under the terms of the contract). The investment in the contract is split between the partially annuitized portion and the deferred amount remaining based on the relative values of the amount applied to the annuity payout and the deferred amount remaining at the time of the partial annuitization. Also, the partial annuitization has its own annuity starting date. We do not currently offer a period certain option without life contingencies.

WITHDRAWALS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your Total account value less your total investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a reduction of your investment in the contract and is not taxable.

Collateral assignments are taxable to the extent of any earnings in the contract at the time any portion of the contract's value is assigned as collateral. Therefore, if you assign your contract as collateral for a loan with a third party after the contract is issued, you may have taxable income even though you receive no payments under the contract. AXA Equitable will report any income attributable to a collateral assignment on Form 1099-R. Also, if AXA Equitable makes payments or distributions to the assignee pursuant to directions under the collateral assignment agreement, any gains in such payments may be taxable to you and reportable on Form 1099-R even though you do not receive them.

TAXATION OF ANNUAL WITHDRAWALS PRIOR TO THE BEGINNING OF LIFETIME GIB PAYMENTS

We treat any withdrawals under the contract as non-annuity payments for income tax purposes. (This includes Annual withdrawal amounts received before the entire contract is annutized as described above under "Annuity Payments" or the beginning of Lifetime GIB payments.)

1035 EXCHANGES

You may purchase a nonqualified deferred annuity contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

..   the contract that is the source of the funds you are using to purchase the nonqualified deferred annuity contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

..   the owner and the annuitant are the same under the source contract and the contract issued in exchange. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

                                TAX INFORMATION

In some cases you may make a tax-deferred 1035 exchange from a nonqualified deferred annuity contract to a "qualified long-term care contract" meeting all specified requirements under the Code or an annuity contract with a "qualified long-term care contract" feature (sometimes referred to as a "combination annuity" contract).

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the contract issued in exchange.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to purchase or contribute to another nonqualified deferred annuity contract on a tax-deferred basis. If requirements are met, the owner may also directly transfer amounts from a nonqualified deferred annuity contract to a "qualified long-term care contract" or "combination annuity" in such a partial 1035 exchange transaction. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

If you are purchasing your contract through a Section 1035 exchange, you should be aware that AXA Equitable cannot guarantee that the exchange from the source contract to the contract you are applying for will be treated as a Section 1035 exchange; the insurance company issuing the source contract controls the tax information reporting of the transaction as a Section 1035 exchange. Because information reports are not provided and filed until the calendar year after the exchange transaction, the insurance company issuing the source contract shows its agreement that the transaction is a 1035 exchange by providing to us the cost basis of the exchanged source contract when it transfers the money to us on your behalf.

Even if the contract owner and the insurance companies agree that a full or partial 1035 exchange is intended, the IRS has the ultimate authority to review the facts and determine that the transaction should be recharacterized as taxable in whole or in part.

Section 1035 exchanges are generally not available after the death of the owner. The destination contract must meet specific post-death payout requirements to prevent avoidance of the death of owner rules. See "Payment of death benefit".

SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

Under the Beneficiary continuation option, the tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59 1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   in the form of substantially equal periodic annuity payments at least annually over your life (or life expectancy), or the joint lives of you and your beneficiary (or joint life expectancies) using an IRS-approved distribution method. We do not anticipate that GIB Annual withdrawal amount payments made before age 59 1/2 will qualify for this exception.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

ADDITIONAL TAX ON NET INVESTMENT INCOME

Taxpayers who have modified adjusted gross income ("MAGI") over a specified amount and who also have specified net investment income in any year may have to pay an additional surtax of 3.8%. (This tax has been informally referred to as the "Net Investment Income Tax" or "NIIT"). For this purpose net investment income includes distributions from and payments under nonqualified annuity contracts. The threshold amount of MAGI varies by filing status: $200,000 for single filers; $250,000 for married taxpayers filing jointly, and $125,000 for married taxpayers filing separately. The tax applies to the lesser of a) the amount of MAGI over the applicable threshold amount or b) the net investment income. You should discuss with your tax adviser the potential effect of this tax.

INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account No. 70. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account No. 70. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the Portfolios, and must have no right to direct the particular investment decisions within the Portfolios. Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account No. 70, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of Portfolios available could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account No. 70.

                                TAX INFORMATION

INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and/or securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

..   Traditional IRAs, typically funded on a pre-tax basis; and

..   Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publications 590-A ("Contributions to Individual Retirement Arrangements (IRAs)") and 590-B ("Distributions from Individual Retirement Arrangements (IRAs)"). These publications are usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA or Roth IRA. We also offer Inherited IRA contracts for payment of post-death required minimum distributions from traditional IRAs and Roth IRAs, respectively.

This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this Prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this Prospectus. We do not guarantee or project growth in any variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

We have not applied for opinion letters approving the respective forms of the traditional and Roth IRA contracts (including Inherited IRA contracts) for use as a traditional and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

You can cancel either type of the Retirement Cornerstone(R) Series IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel with a certain number of days" under "Contract features and benefits" earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

CONTRIBUTIONS TO TRADITIONAL IRAS. Individuals may make three different types of contributions to purchase a traditional IRA or as additional contributions to an existing IRA:

..   "regular" contributions out of earned income or compensation; or

..   tax-free "rollover" contributions; or

..   direct custodian-to-custodian transfers from other traditional IRAs
    ("direct transfers").

When you make a contribution to your IRA, we require you to tell us whether it is a regular contribution, rollover contribution, or direct transfer contribution, and to supply supporting documentation in some cases.

The initial contribution to your contract must have been a direct transfer or rollover, because the minimum initial contribution required to purchase a Retirement Cornerstone(R) Series CP(R), Series L or Series C contract was greater than the maximum regular IRA contribution permitted for a taxable year. If permitted under your contract, subsequent contributions may also be regular contributions out of compensation.

REGULAR CONTRIBUTIONS TO TRADITIONAL IRAS


LIMITS ON CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,500 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2016, after adjustment for cost-of-living changes. When your earnings are below $5,500, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70 1/2 or any tax year after that.


If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional "catch-up contributions" of up to $1,000 to your traditional IRA.

SPECIAL RULES FOR SPOUSES. If you are married and file a joint Federal income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $5,500, married individuals filing jointly can contribute up to $11,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice

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versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $5,500 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70 1/2 or over can contribute up to the lesser of $5,500 or 100% of "earned income" to a traditional IRA for a non-working spouse until the year in which the non-working spouse reaches age 70 1/2. Catch-up contributions may be made as described above for spouses who are at least age 50 but under age 70 1/2 at any time during the taxable year for which the contribution is made.

DEDUCTIBILITY OF CONTRIBUTIONS. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

The federal tax rules governing contributions to IRAs made from current compensation are complex and are subject to numerous technical requirements and limitations which vary based on an individual's personal situation (including his/her spouse). IRS Publication 590-A, "CONTRIBUTIONS TO INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)" which is updated annually and is available at www.irs.gov, contains pertinent explanations of the rules applicable to the current year. The amount of permissible contributions to IRAs, the amount of IRA contributions which may be deductible, and the individual's income limits for determining contributions and deductions all may be adjusted annually for cost of living.


NONDEDUCTIBLE REGULAR CONTRIBUTIONS. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the non-working spouse's traditional IRA) may not, however, exceed the maximum $5,000 per person limit for the applicable taxable year ($5,500 for 2016 after adjustment). The dollar limit is $1,000 higher for people eligible to make age 50-70 1/2 "catch-up" contributions ($6,500 for 2016). You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" later in this section for more information.


If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

WHEN YOU CAN MAKE REGULAR CONTRIBUTIONS. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year. Make sure you designated the year for which you are making the contribution.

ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS TO TRADITIONAL IRAS

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

..   qualified plans;

..   governmental employer 457(b) plans;

..   403(b) plans; and

..   other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70 1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

ROLLOVERS FROM "ELIGIBLE RETIREMENT PLANS" OTHER THAN TRADITIONAL IRAS

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. A non-spousal death beneficiary may also be able to make a direct rollover to an inherited IRA contract with special rules and restrictions under certain circumstances.

There are two ways to do rollovers:

..   Do it yourself:
   You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

..   Direct rollover:
   You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a qualified plan, 403(b) plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:

..   "required minimum distributions" after age 70 1/2 or retirement from service with the employer; or

..   substantially equal periodic payments made at least annually for your life
    (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

..   substantially equal periodic payments made for a specified period of 10 years or more; or

..   hardship withdrawals; or

..   corrective distributions that fit specified technical tax rules; or

..   loans that are treated as distributions; or

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..   death benefit payments to a beneficiary who is not your surviving spouse; or

..   qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan such as a traditional IRA, and subsequently take a premature distribution.

Rollovers from an eligible retirement plan to a traditional IRA are not subject to the "one-per-year limit" noted later in this section.

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.

ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. We call this the "one-per-year limit." It is the IRA owner's responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse's traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

EXCESS CONTRIBUTIONS TO TRADITIONAL IRAS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

..   regular contributions of more than the maximum regular contribution amount for the applicable taxable year; or

..   regular contributions to a traditional IRA made after you reach age 70 1/2;
    or

..   rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70 1/2.

You can avoid or limit the excise tax by withdrawing an excess contribution (rollover or regular). See IRS Publications 590-A and 590-B for further details.

RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

We report all payments from traditional IRA contracts on IRS Form 1099-R. You are responsible for reporting these amounts correctly on your individual income tax return and keeping supporting records. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

If you have ever made nondeductible (after-tax) IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax-free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax-free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

..   the amount received is a withdrawal of certain excess contributions, as described in IRS Publications 590-A and 590-B; or

..   the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" under "Rollover and direct transfer contributions to traditional IRAs" earlier in this section for more information.)

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The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.


IRA DISTRIBUTIONS DIRECTLY TRANSFERRED TO CHARITY. Specified distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70 1/2 or older. You can direct AXA Equitable to make a distribution directly to a charitable organization you request whether or not such distribution might be eligible for favorable tax treatment. Since an IRA owner is responsible for determining the tax consequences of any distribution from an IRA, we report the distribution to you on Form 1099-R. After discussing with your own tax advisor, it is your responsibility to report any distribution qualifying as a tax-free charitable direct transfer from your IRA on your own tax return.


REQUIRED MINIMUM DISTRIBUTIONS

BACKGROUND ON REGULATIONS -- REQUIRED MINIMUM DISTRIBUTIONS. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed benefits. This could increase the amount required to be distributed from the contracts if you take annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which. you turn age 70 1/2

WHEN YOU HAVE TO TAKE THE FIRST LIFETIME REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70 1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70 1/2, or to delay taking it until the first three-month period in the next calendar year (January 1st -- April 1st). Distributions must start no later than your "Required Beginning Date", which is April 1st of the calendar year after the calendar year in which you turn age 70 1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions --"account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change.

If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." Even if you do not enroll in our service, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, if you are taking account-based withdrawals from all of your traditional IRAs, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is

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calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70 1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70 1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary." PLEASE NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

SPOUSAL CONTINUATION

If the contract is continued under Spousal continuation, the required minimum distribution rules are applied as if your surviving spouse is the contract owner.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty before the tax of 10% may apply if you have not reached age 59 1/2 first day of that tax year.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59 1/2 penalty tax Some of the available exceptions to the pre-age 59 1/2 include distributions:

..   made on or after your death; or

..   made because you are disabled (special federal income tax definition); or

..   used to pay certain extraordinary medical expenses (special federal income tax definition); or

..   used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

..   used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

..   used to pay certain higher education expenses (special federal income tax definition); or

..   in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

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To meet the substantially equal periodic payments exception, you could elect the substantially equal withdrawals option. See "Substantially equal withdrawals" under "Accessing your money" earlier in this Prospectus. We will calculate the substantially equal payments, using your choice of IRS-approved methods we offer. Although substantially equal withdrawals are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" earlier in this section. Once substantially equal withdrawals begin, the distributions should not be stopped or changed until after the later of your reaching age 59 1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from, or any additional contributions or transfers you make to, your contract as changing your pattern of substantially equal withdrawals for purposes of determining whether the penalty applies.

Making additional contributions to the contract is treated as changing the pattern of withdrawals. It does not matter whether the additional contributions are made by direct transfer or rollover; nor does it matter if they are made to the Non-Guaranteed benefit account or the Guaranteed benefit account. Because the penalty exception method does not permit additional contributions or payment changes to restore any benefit base under the contract, you and your tax adviser should consider carefully whether you should elect the substantially equal withdrawals option or any other method of penalty exception withdrawals if you have allocated, or intend to allocate, amounts to the Guaranteed benefit account value after starting substantially equal withdrawals.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "Traditional individual retirement annuities (traditional IRAs)."

The Retirement Cornerstone(R) Series Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.

CONTRIBUTIONS TO ROTH IRAS. Individuals may make four different types of contributions to a Roth IRA:

..   regular after-tax contributions out of earnings; or

..   taxable rollover contributions from traditional IRAs or other eligible retirement plans ("conversion rollover" contributions); or

..   tax-free rollover contributions from other Roth individual retirement arrangements or designated Roth accounts under defined contribution plans;
    or

..   tax-free direct custodian-to-custodian transfers from other Roth IRAs
    ("direct transfers").

Regular after-tax, direct transfer and rollover contributions may be made to a Roth IRA contract. See "Rollovers and direct transfer contributions to Roth IRAs" later in this section for more information. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

The initial contribution to your contract must have been a direct transfer or rollover, because the minimum initial contribution required to purchase a Retirement Cornerstone(R) Series CP(R), Series L or Series C contract was greater than the maximum regular IRA contribution permitted for a taxable year. If permitted under your contract, subsequent contributions may also be regular contributions out of compensation.

REGULAR CONTRIBUTIONS TO ROTH IRAS


LIMITS ON REGULAR CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,500 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2016, after adjustment for cost-of-living changes. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $5,500, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion under "Special rules for spouses" earlier in this section under traditional IRAs.


If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000.

With a Roth IRA, you can make regular contributions when you reach age 70 1/2, as long as you have sufficient earnings. The amount of permissible contributions to Roth IRAs for any year depends on the individual's income limits and marital status. For example, if you are married and filing separately for any year your ability to make regular Roth IRA contributions is greatly limited. The amount of permissible contributions and income limits may be adjusted annually for cost of living. Please consult IRS Publication 590-A, "CONTRIBUTIONS TO INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)" for the rules applicable to the current year.

WHEN YOU CAN MAKE CONTRIBUTIONS. Same as traditional IRAs.

DEDUCTIBILITY OF CONTRIBUTIONS. Roth IRA contributions are not tax deductible.

ROLLOVERS AND DIRECT TRANSFER CONTRIBUTIONS TO ROTH IRAS

WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS?

The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions

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only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

..   another Roth IRA;

..   a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion rollover");

..   a "designated Roth contribution account" under a 401(k) plan, 403(b) plan, or governmental employer Section 457(b) plan (direct or 60-day); or

..   from non-Roth accounts under another eligible retirement plan, as described below under "Conversion rollover contributions to Roth IRAs."

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. We call this the "one-per-year limit." It is the Roth IRA owner's responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

CONVERSION ROLLOVER CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code
Section 401(a) qualified plan, a 403(b) plan, and a governmental employer
Section 457(b) plan.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax-free. Even if you are under age 59 1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA. Conversion rollover contributions to Roth IRAs are not subject to the "one-per-year limit" noted earlier in this section.

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.

The IRS and Treasury have issued Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount of income reported in certain circumstances.

RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

HOW TO RECHARACTERIZE. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA). You cannot recharacterize back to the original plan a contribution directly rolled over from an eligible retirement plan which is not a traditional IRA.

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The recharacterization of a contribution is not treated as a rollover for purposes of the 12-month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.

To recharacterize a contribution, you must use our forms.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

..   rollovers from a Roth IRA to another Roth IRA;

..   direct transfers from a Roth IRA to another Roth IRA;

..   qualified distributions from a Roth IRA; and

..   return of excess contributions or amounts recharacterized to a traditional
    IRA.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

..   you are age 59 1/2 or older; or

..   you die; or

..   you become disabled (special federal income tax definition); or

..   your distribution is a "qualified first-time homebuyer distribution"
    (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)Regular contributions.

(2)Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

   (a)Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

   (b)Nontaxable portion.

(3)Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped, then added together as follows:

(1)All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2)All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3)All conversion contributions made during the year are added together.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

REQUIRED MINIMUM DISTRIBUTIONS DURING LIFE

Lifetime required minimum distributions do not apply.

REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as traditional IRA under "What are the required minimum distribution payments after you die?", assuming death before the Required Beginning Date.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.

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EXCESS CONTRIBUTIONS TO ROTH IRAS

Generally the same as traditional IRA, except that regular contributions made after age 70 1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over.

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.

FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts and specified tax-favored savings or retirement plans or arrangements. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

..   We might have to withhold and/or report on amounts we pay under a free look or cancellation.

..   We are required to withhold on the gross amount of a distribution from a
    Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U. S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. In some states, the income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

Federal tax rules require payers to withhold differently on "periodic" and "non-periodic" payments. Payers are to withhold from periodic annuity payments as if the payments were wages. The annuity contract owner is to specify marital status and the number of withholding exemptions claimed on an IRS Form W-4P or similar substitute election form. If the owner does not claim a different number of withholding exemptions or marital status, the payer is to withhold assuming that the owner is married and claiming three withholding exemptions. If the owner does not provide the owner's correct Taxpayer Identification Number a payer is to withhold from periodic annuity payments as if the owner were single with no exemptions.

A contract owner's withholding election remains effective unless and until the owner revokes it. The contract owner may revoke or change a withholding election at any time.

FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

Non-periodic distributions include partial withdrawals, total surrenders and death benefits. Payers generally withhold federal income tax at a flat 10% rate from (i) the taxable amount in the case of nonqualified contracts, and (ii) the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

As described below, there is no election out of federal income tax withholding if the payment is an eligible rollover distribution from a qualified plan. If a non-periodic distribution from a qualified plan is not an eligible rollover distribution then election out is permitted. If there is no election out, the 10% withholding rate applies.

SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS

The plan administrator is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix II at the end of this Prospectus.

MANDATORY WITHHOLDING FROM QUALIFIED PLAN DISTRIBUTIONS

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from qualified plans are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions and communicating to the recipient whether the distribution is an eligible rollover distribution.

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account No. 70 for taxes. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

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8. More information

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ABOUT SEPARATE ACCOUNT NO. 70

Each variable investment option is a subaccount of Separate Account No. 70. We established Separate Account No. 70 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 70 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account No. 70 that represent our investments in Separate Account No. 70 or that represent fees and charges under the contracts that we have earned. Also, we may, at our sole discretion, invest Separate Account No. 70 assets in any investment permitted by applicable law. The results of Separate Account
No. 70's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 70. However, the obligations themselves are obligations of AXA Equitable.

Separate Account No. 70 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account No. 70. Although Separate Account No. 70 is registered, the SEC does not monitor the activity of Separate Account No. 70 on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account No. 70 invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust.

We reserve the right subject to compliance with laws that apply:

(1)to add variable investment options to, or to remove variable investment options from, Separate Account No. 70, or to add other separate accounts;

(2)to combine any two or more variable investment options;

(3)to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)to operate Separate Account No. 70 or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account No. 70 or a variable investment option directly);

(5)to deregister Separate Account No. 70 under the Investment Company Act of
   1940;

(6)to restrict or eliminate any voting rights as to Separate Account No. 70;

(7)to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies;

(8)to limit or terminate contributions or transfers into any of the variable investment options; and

(9)to limit the number of variable investment options you may select.

If the exercise of these rights results in a material change in the underlying investment of Separate Account No. 70, you will be notified of such exercise, as required by law.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

ABOUT THE GENERAL ACCOUNT

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any Guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such Guaranteed benefits. The general obligations and any Guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more

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of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative. For Series CP(R) contracts, credits allocated to your account value are funded from our general account.

The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ABOUT OTHER METHODS OF PAYMENT

WIRE TRANSMITTALS AND ELECTRONIC TRANSACTIONS

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgement of Receipt form.

Where we require a signed application, the above procedures do not apply and no transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgement of Receipt Form. We may also require additional information. Until we receive the Acknowledgement of Receipt Form, (i.e., withdrawals and surrenders) financial transactions will not be permitted unless you request them in writing, sign the request and have it signature guaranteed. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, subsequent contributions may be transmitted by wire.

AUTOMATIC INVESTMENT PROGRAM

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as a subsequent contribution into a contract on a monthly or quarterly basis. AIP is available for NQ traditional IRA and Roth IRA contracts, AIP is not available for QP or Inherited IRA Beneficiary Continuation (traditional IRA or Roth IRA) contracts. Please see Appendix V later in this Prospectus to see if AIP is available in your state.

The minimum amounts we will deduct are $100 monthly and $300 quarterly. AIP subsequent contributions may be allocated to any of the variable investment options, but not to a Special DCA program. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month. For contracts with a Guaranteed benefit, AIP contributions with allocations to the Guaranteed benefit variable investment options will be allocated to corresponding Non-Guaranteed benefit variable investment options that invest in the same Portfolios after the date the first withdrawal is taken from the Guaranteed benefit account value.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

..   If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

   -- on a non-business day;

   -- after 4:00 p.m. Eastern Time on a business day; or

   -- after an early close of regular trading on the NYSE on a business day.

..   If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

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..   When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

..   If we have entered into an agreement with your broker-dealer for automated processing of contributions and/or transfers upon receipt of customer order, your contribution and/or transfer will be considered received at the time your broker-dealer receives your contribution and/or transfer and all information needed to process your application, along with any required documents. Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution and/or transfer. Such arrangements may apply to initial contributions, subsequent contributions and/or transfers, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.

CONTRIBUTIONS, CREDITS AND TRANSFERS

..   Contributions (and Credits, for Series CP(R) contracts only) allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

..   Contributions (and Credits, for Series CP(R) contracts only) allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

..   Initial contributions allocated to the account for special dollar cost averaging receive the interest rate in effect on that business day. At certain times, we may offer the opportunity to lock in the interest rate for an initial contribution to be received under Section 1035 exchanges and trustee to trustee transfers. Your financial professional can provide information or you can call our processing office.

..   Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

..   Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

..   For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts, we have the right to vote on certain matters involving the Portfolios, such as:

..   the election of trustees; or

..   the formal approval of independent public accounting firms selected for each Trust; or

..   any other matters described in the prospectus for each Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a Portfolio in the same proportions that contract owners vote. One effect of proportional voting is that a small number of contract owners may determine the outcome of a vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or variable life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

SEPARATE ACCOUNT NO. 70 VOTING RIGHTS

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

CYBERSECURITY


We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, inter-

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mediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.


MISSTATEMENT OF AGE

If the age of any person upon whose life or age a benefit provided under a Guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that Guaranteed benefit at the correct age, (i) the benefit will be rescinded; (ii) any charges that were deducted for the benefit will be refunded and applied to the Total account value of the contract, and
(iii) only the death benefit provided by amounts allocated to the Non-Guaranteed benefits account value will apply.

STATUTORY COMPLIANCE

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account No. 70, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.

FINANCIAL STATEMENTS

The financial statements of Separate Account No. 70, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.

TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive notification of any change at our processing office.

We may refuse to process a change of ownership of an NQ contract to an entity without appropriate documentation of status on IRS Form W-9 (or, if IRS Form W-9 cannot be provided because the entity is not a U.S. entity, on the appropriate type of Form W-8).

Following a change of ownership, the existing beneficiary designations will remain in effect until the new owner provides new designations.

Any Guaranteed benefit in effect, will generally terminate if you change ownership of the contract. A Guaranteed benefit will not terminate if the ownership of the contract is transferred from a non-natural owner to an individual but the contract will continue to be based on the annuitant's life. It will also not terminate if you transfer your individually-owned contract to a trust held for your (or your and your immediate family's) benefit; it will continue to be based on your life. If you were not the annuitant under the individually-owned contract, you will become the annuitant when ownership is changed. Please speak with your financial professional for further information.

See Appendix V later in this Prospectus for any state variations with regard to terminating any benefits under your contract.

In general, you cannot assign or transfer ownership of an IRA or QP contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign IRA and QP contracts as security for a loan or other obligation.

For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your IRA or QP contract to another similar arrangement under federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge, if one applies.

Loans are not available under your NQ contract.

In certain circumstances, you may collaterally assign all or a portion of the value of your NQ contract as security for a loan with a third party lender. The terms of the assignment are subject to our approval. The amount of the assignment may never exceed your account value on the day prior to the date we receive all necessary paperwork to effect the assignment. Only one assignment per contract is permitted, and any such assignment must be made prior to the first contract date anniversary. You must indicate that you have not purchased, and will not purchase, any other AXA Equitable (or affiliate's) NQ deferred annuity contract in the same calendar year that you purchase the contract.

A collateral assignment does not terminate your benefits under the contract. However, all withdrawals, distributions and benefit payments, as well as the exercise of any benefits, are subject to the assignee's prior approval and payment directions. We will follow such directions until AXA Equitable receives written notification satisfactory to us that the assignment has been terminated. If the owner or beneficiary fails to provide timely notification of the termination, it is possible that we

                               MORE INFORMATION
could pay the assignee more than the amount of the assignment, or continue paying the assignee pursuant to existing directions after the collateral assignment has in fact been terminated. Our payment of any death benefit to the beneficiary will also be subject to the terms of the assignment until we receive written notification satisfactory to us that the assignment has been terminated.

In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.

ABOUT CUSTODIAL IRAS

For certain custodial IRA accounts, after your contract has been issued, we may accept transfer instructions by telephone, mail, facsimile or electronically from a broker-dealer, provided that we or your broker-dealer have your written authorization to do so on file. Accordingly, AXA Equitable will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. AXA Equitable will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. AXA Equitable will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. AXA Equitable may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior written notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity.

HOW DIVORCE MAY AFFECT YOUR GUARANTEED BENEFITS

Our optional benefits do not provide a cash value or any minimum account value. In the event that you and your spouse become divorced after you purchase a contract with a guaranteed benefit, we will not divide the benefit base as part of the divorce settlement or judgment. As a result of the divorce, we may be required to withdraw amounts from the account value to be paid to an ex-spouse. Any such withdrawal will be considered a withdrawal from the contract. This means that your guaranteed benefit will be reduced and a withdrawal charge may apply.

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 70. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this Prospectus.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.20% of the Total account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could, over time, exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers.

When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described immediately below.

AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of

                               MORE INFORMATION
contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same contract. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION. AXA Equitable pays contribution-based and asset-based compensation (together "compensation") to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributors' Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributors' Selling broker-dealers. This compensation will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 1.25% of the Total account value of the contract sold. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of their assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. The Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable contracts exclusively, including the one described in this Prospectus.


These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2015) received additional payments. These additional payments ranged from $1,214.89 to $5,872,700.74. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

                               MORE INFORMATION

1st Global Capital Corporation
Allstate Financial Services, LLC
American Portfolios Financial Services
Ameriprise Financial Services
BBVA Compass Investment Solutions, Inc.
Cambridge Investment Research
Capital Investment Group
CCO Investment Services Corporation
Centaurus Financial, Inc.
Cetera Advisors, LLC
Cetera Advisors Networks, LLC
Cetera Financial Specialists, LLC
Cetera Investment Services, LLC
CFD Investments, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUNA Brokerage Services
Cuso Financial Services, L.P.
Farmer's Financial Solution
First Allied Securities Inc.
First Citizens Investor Services, Inc.
First Tennessee Brokerage Inc.
Founders Financial Securities
Girard Securities, Inc.
H.D. Vest Investment Securities, Inc.
Harbour Investments
Independent Financial Group, LLC
Investacorp, Inc.
Investment Professionals, Inc.
Investors Capital Corporation
Janney Montgomery Scott LLC
JP Turner & Company, LLC
Key Investment Services LLC
Kovack Securities
Legend Equities
Lincoln Financial Advisors Corp.
Lincoln Financial Services Corp
Lincoln Investment Planning
LPL Financial Corporation
Lucia Securities, LLC
Mercap Securities, LLC
Merrill Lynch Life Agency, Inc.
MetLife Securities, Inc.
Morgan Stanley Smith Barney
Mutual of Omaha Investment Services, Inc.
National Planning Corporation
Next Financial Group, Inc.
NFP Securities Inc.
PNC Investments
Primerica Financial Services
Questar Capital Corporation
Raymond James Insurance Group
RBC Capital Markets Corporation
Robert W Baird & Company
Santander Securities Corporation
Securities America Inc.
SIGMA Financial Corporation
Signator Financial Services
Signator Investors, Inc.
Southwest Securities, Inc.
Summit Brokerage Services, Inc.
SunTrust Investments
SWS Financial Services
The Advisor Group
TransAmerica Financial Advisors
Triad Advisors
U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
Valmark Securities, Inc.
Voya Financial Advisors
VSR Financial Services Inc.
Wells Fargo Wealth Brokerage Insurance Agency

                               MORE INFORMATION

Appendix I: Condensed financial information

--------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 70, with the same daily asset charges of 1.30%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015.



--------------------------------------------------------------------------------------------
                                                 FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------
                                          2015   2014   2013  2012/(A)/  2011   2010   2009
--------------------------------------------------------------------------------------------
 7TWELVE/TM/ BALANCED PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $10.04 $10.98 $11.15      --       --     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    4,291  4,675  3,292      --       --     --     --
--------------------------------------------------------------------------------------------
 AB VPS BALANCED WEALTH STRATEGY
--------------------------------------------------------------------------------------------
   Unit value                            $14.29 $14.29 $13.52  $11.78   $10.53 $11.00 $10.11
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      254    244    250     154      130     89     --
--------------------------------------------------------------------------------------------
 AB VPS INTERNATIONAL GROWTH
--------------------------------------------------------------------------------------------
   Unit value                            $11.14 $11.54 $11.86  $10.60   $ 9.32 $11.25 $10.12
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      556    505    401     277      230     94     --
--------------------------------------------------------------------------------------------
 ALL ASSET AGGRESSIVE-ALT 25
--------------------------------------------------------------------------------------------
   Unit value                            $10.60 $11.23 $11.12      --       --     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      504    350    108      --       --     --     --
--------------------------------------------------------------------------------------------
 ALL ASSET GROWTH-ALT 20
--------------------------------------------------------------------------------------------
   Unit value                            $13.19 $13.91 $13.77  $12.22   $11.06 $11.58 $10.18
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      826    628    436     246      220     92     --
--------------------------------------------------------------------------------------------
 ALL ASSET MODERATE GROWTH-ALT 15
--------------------------------------------------------------------------------------------
   Unit value                            $10.24 $10.78 $10.66      --       --     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      938    662    223      --       --     --     --
--------------------------------------------------------------------------------------------
 AMERICAN CENTURY VP LARGE COMPANY VALUE
--------------------------------------------------------------------------------------------
   Unit value                            $17.23 $18.19 $16.35  $12.64   $11.00 $11.05 $10.11
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       86     81     83      69       57     14     --
--------------------------------------------------------------------------------------------
 AMERICAN CENTURY VP MID CAP VALUE FUND
--------------------------------------------------------------------------------------------
   Unit value                            $19.79 $20.38 $17.76  $13.85   $12.08 $12.34 $10.51
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,957  1,354    924     374      277    104     --
--------------------------------------------------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
--------------------------------------------------------------------------------------------
   Unit value                            $ 9.93 $10.07 $ 9.71      --       --     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,452    627    120      --       --     --     --
--------------------------------------------------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/
--------------------------------------------------------------------------------------------
   Unit value                            $11.59 $11.75 $11.68      --       --     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      552    326    104      --       --     --     --
--------------------------------------------------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET ALLOCATION FUND/SM/
--------------------------------------------------------------------------------------------
   Unit value                            $11.33 $11.61 $11.43      --       --     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      389    348    116      --       --     --     --
--------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



-------------------------------------------------------------------------------------------------
                                                    FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------
                                           2015    2014    2013   2012/(A)/  2011    2010   2009
-------------------------------------------------------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
-------------------------------------------------------------------------------------------------
   Unit value                            $   9.37 $  9.82 $ 10.83      --        --     --     --
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      1,676     960     312      --        --     --     --
-------------------------------------------------------------------------------------------------
 AXA 400 MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------
   Unit value                            $  17.62 $ 18.43 $ 17.16 $ 13.20   $ 11.49 $12.68 $10.45
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      2,116   2,183   2,335   2,340     1,982    892      7
-------------------------------------------------------------------------------------------------
 AXA 500 MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------
   Unit value                            $  17.36 $ 17.53 $ 15.77 $ 12.21   $ 10.77 $11.34 $10.23
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      5,165   5,463   5,819   5,955     4,881  2,190     25
-------------------------------------------------------------------------------------------------
 AXA 2000 MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------
   Unit value                            $  17.18 $ 18.34 $ 17.86 $ 13.17   $ 11.56 $13.09 $10.75
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      2,272   2,382   2,445   2,588     2,189    969      7
-------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
-------------------------------------------------------------------------------------------------
   Unit value                            $  14.77 $ 15.23 $ 14.74 $ 11.81   $ 10.48 $11.45 $10.23
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        811     835     934     857       824    499      3
-------------------------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
-------------------------------------------------------------------------------------------------
   Unit value                            $  12.82 $ 13.08 $ 12.69 $ 11.31   $ 10.56 $10.96 $10.09
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    113,639  91,852  62,157  23,840    19,416  8,343      7
-------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
-------------------------------------------------------------------------------------------------
   Unit value                            $  12.25 $ 12.47 $ 12.17 $ 11.16   $ 10.55 $10.84 $10.06
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     57,851  48,006  34,378  13,262    10,951  5,312     --
-------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
-------------------------------------------------------------------------------------------------
   Unit value                            $  11.14 $ 11.31 $ 11.17 $ 10.84   $ 10.51 $10.57 $ 9.98
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     35,647  29,801  21,710   8,551     6,310  2,755     --
-------------------------------------------------------------------------------------------------
 AXA GLOBAL EQUITY MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------
   Unit value                            $  12.98 $ 13.39 $ 13.34 $ 11.23   $  9.72 $11.20 $10.16
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        348     377     305     227       196    111      2
-------------------------------------------------------------------------------------------------
 AXA GROWTH STRATEGY
-------------------------------------------------------------------------------------------------
   Unit value                            $  14.02 $ 14.35 $ 13.76 $ 11.60   $ 10.57 $11.20 $10.16
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    127,820  91,406  46,758   2,705     2,152  1,053      4
-------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL CORE MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------
   Unit value                            $  10.41 $ 11.02 $ 11.91 $ 10.27   $  8.95 $10.88 $10.07
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        300     263     165     139       158    109     --
-------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------
   Unit value                            $  10.47 $ 10.87 $ 11.77 $  9.85   $  8.56 $10.33 $10.00
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      5,527   5,585   5,422   5,573     4,701  2,034      8
-------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL VALUE MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------
   Unit value                            $  10.33 $ 10.81 $ 11.80 $ 10.02   $  8.64 $10.41 $ 9.92
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        239     247     226     215       217    154      1
-------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



----------------------------------------------------------------------------------------------------
                                                     FOR THE YEARS ENDING DECEMBER 31,
                                         ----------------------------------------------------------
                                           2015     2014     2013   2012/(A)/  2011    2010    2009
----------------------------------------------------------------------------------------------------
 AXA LARGE CAP GROWTH MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------
   Unit value                            $  18.70 $  18.21 $  16.61 $ 12.43   $ 11.07 $ 11.60 $10.28
----------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        208      185      132      96        91      45     --
----------------------------------------------------------------------------------------------------
 AXA LARGE CAP VALUE MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------
   Unit value                            $  16.82 $  17.75 $  16.03 $ 12.26   $ 10.72 $ 11.41 $10.24
----------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        290      240      122      85        79      72     --
----------------------------------------------------------------------------------------------------
 AXA MID CAP VALUE MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------
   Unit value                            $  18.27 $  19.19 $  17.53 $ 13.35   $ 11.40 $ 12.71 $10.51
----------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        124      100       63      36        32      17     --
----------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
----------------------------------------------------------------------------------------------------
   Unit value                            $  12.65 $  12.93 $  12.71 $ 11.39   $ 10.60 $ 10.98 $10.10
----------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      5,429    4,693    3,499   2,090     1,704     759      2
----------------------------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
----------------------------------------------------------------------------------------------------
   Unit value                            $  13.42 $  13.71 $  13.22 $ 11.46   $ 10.57 $ 11.08 $10.13
----------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    237,051  202,854  152,548  83,766    70,698  30,229    175
----------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
----------------------------------------------------------------------------------------------------
   Unit value                            $  13.70 $  14.06 $  13.73 $ 11.61   $ 10.55 $ 11.22 $10.17
----------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      2,066    2,195    2,264   2,039     1,991     981     32
----------------------------------------------------------------------------------------------------
 AXA NATURAL RESOURCES
----------------------------------------------------------------------------------------------------
   Unit value                            $   6.51 $   8.89 $  10.33      --        --      --     --
----------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        175       85       30      --        --      --     --
----------------------------------------------------------------------------------------------------
 AXA/AB DYNAMIC MODERATE GROWTH
----------------------------------------------------------------------------------------------------
   Unit value                            $  11.77 $  12.00 $  11.60 $ 10.12   $  9.51      --     --
----------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    131,091  103,758   67,732   7,488     1,826      --     --
----------------------------------------------------------------------------------------------------
 AXA/AB SMALL CAP GROWTH
----------------------------------------------------------------------------------------------------
   Unit value                            $  21.19 $  22.11 $  21.63 $ 15.86   $ 13.90 $ 14.14 $10.73
----------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        894      739      579     256       151      77     --
----------------------------------------------------------------------------------------------------
 AXA/FRANKLIN BALANCED MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------
   Unit value                            $  13.98 $  14.60 $  13.93 $ 12.32   $ 11.22 $ 11.33 $10.29
----------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        178      191      159     101        59      45     --
----------------------------------------------------------------------------------------------------
 AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------
   Unit value                            $  16.82 $  18.24 $  18.09 $ 13.41   $ 11.63 $ 13.00 $10.57
----------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         99      109      118      91       106      48     --
----------------------------------------------------------------------------------------------------
 AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------
   Unit value                            $  14.54 $  15.16 $  14.56 $ 11.96   $ 10.57 $ 11.17 $10.23
----------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        321      242      134      55        53      21     --
----------------------------------------------------------------------------------------------------
 AXA/LOOMIS SAYLES GROWTH
----------------------------------------------------------------------------------------------------
   Unit value                            $  18.31 $  16.63 $  15.63 $ 12.45   $ 11.20 $ 11.00 $10.28
----------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        641      561      564     464       462     309     --
----------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



-----------------------------------------------------------------------------------------------
                                                   FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------
                                          2015    2014    2013   2012/(A)/  2011   2010   2009
-----------------------------------------------------------------------------------------------
 AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------
   Unit value                            $ 16.09 $ 16.70 $ 15.42 $ 12.09   $10.72 $11.34 $10.24
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        41      41      41      44       40     28     --
-----------------------------------------------------------------------------------------------
 AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------
   Unit value                            $ 13.96 $ 14.52 $ 14.56 $ 11.62   $ 9.86 $10.87 $10.17
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       139     143     144      83       69     41     --
-----------------------------------------------------------------------------------------------
 BLACKROCK GLOBAL ALLOCATION V.I. FUND
-----------------------------------------------------------------------------------------------
   Unit value                            $ 12.58 $ 12.87 $ 12.80 $ 11.33   $10.44 $10.98 $10.13
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     3,781   3,721   3,186   1,824    1,594    983     60
-----------------------------------------------------------------------------------------------
 BLACKROCK LARGE CAP GROWTH V.I. FUND
-----------------------------------------------------------------------------------------------
   Unit value                            $ 20.03 $ 19.80 $ 17.60 $ 13.35   $11.78 $11.67 $10.27
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,149     900     602     333      259    101     --
-----------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
-----------------------------------------------------------------------------------------------
   Unit value                            $ 16.88 $ 18.22 $ 16.83 $ 12.38   $11.04 $11.51 $10.36
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     4,345   3,867   2,942   1,643    1,404    656     --
-----------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
-----------------------------------------------------------------------------------------------
   Unit value                            $ 18.01 $ 18.56 $ 17.30 $ 13.31   $11.45 $11.62 $10.15
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       707     682     676     243      114     58     --
-----------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
-----------------------------------------------------------------------------------------------
   Unit value                            $ 20.31 $ 20.19 $ 18.51 $ 14.23   $12.28 $11.94 $10.42
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       307     274     189      76       41     19     --
-----------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
-----------------------------------------------------------------------------------------------
   Unit value                            $ 19.16 $ 19.43 $ 17.56 $ 13.43   $11.77 $11.84 $10.32
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       894     630     393     157      104     60     --
-----------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
-----------------------------------------------------------------------------------------------
   Unit value                            $ 10.61 $ 10.70 $ 10.59 $ 10.90   $10.71 $10.35 $ 9.92
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    14,039  14,262  14,098  12,569    9,309  4,192     32
-----------------------------------------------------------------------------------------------
 EQ/EMERGING MARKETS EQUITY PLUS
-----------------------------------------------------------------------------------------------
   Unit value                            $  7.21 $  8.92 $  9.34      --       --     --     --
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       165     135      50      --       --     --     --
-----------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
-----------------------------------------------------------------------------------------------
   Unit value                            $ 19.11 $ 19.20 $ 17.22 $ 13.27   $11.67 $11.61 $10.26
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     3,812   2,626   1,611     616      479    236      3
-----------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
-----------------------------------------------------------------------------------------------
   Unit value                            $ 12.81 $ 12.64 $ 12.60 $ 11.51   $11.08 $11.05 $10.18
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       493     459     371     247      186     88     --
-----------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
-----------------------------------------------------------------------------------------------
   Unit value                            $ 20.06 $ 21.56 $ 21.19 $ 15.43   $13.27 $13.89 $10.59
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     5,609   4,915   3,765   2,028    1,650    693      1
-----------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



--------------------------------------------------------------------------------------------
                                                 FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------
                                          2015   2014   2013  2012/(A)/  2011   2010   2009
--------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
--------------------------------------------------------------------------------------------
   Unit value                            $ 9.96 $10.50 $10.54  $10.96   $10.70 $10.36 $ 9.85
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      404    395    348     237      172     73      2
--------------------------------------------------------------------------------------------
 EQ/HIGH YIELD BOND
--------------------------------------------------------------------------------------------
   Unit value                            $10.13 $10.59 $10.53      --       --     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      433    308    108      --       --     --     --
--------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
--------------------------------------------------------------------------------------------
   Unit value                            $10.16 $10.25 $10.23  $10.54   $10.57 $10.17 $ 9.89
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    6,132  6,321  6,263   5,720    4,179  2,244      3
--------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
--------------------------------------------------------------------------------------------
   Unit value                            $11.04 $11.43 $12.44  $10.38   $ 9.05 $10.41 $10.00
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,095    614    366     139      105     64     --
--------------------------------------------------------------------------------------------
 EQ/INVESCO COMSTOCK
--------------------------------------------------------------------------------------------
   Unit value                            $17.51 $18.91 $17.59  $13.20   $11.29 $11.64 $10.21
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      957    827    178     110       82     44     --
--------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
--------------------------------------------------------------------------------------------
   Unit value                            $17.88 $18.54 $16.42  $12.25   $10.70 $11.41 $10.26
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      245    238    246     199      189    114     --
--------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
--------------------------------------------------------------------------------------------
   Unit value                            $20.50 $19.80 $17.88  $13.67   $12.07 $11.92 $10.39
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      867    654    434     245      164     78     --
--------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
--------------------------------------------------------------------------------------------
   Unit value                            $17.95 $19.03 $17.12  $13.18   $11.46 $11.62 $10.24
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      623    445    268     119       96     41     --
--------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
--------------------------------------------------------------------------------------------
   Unit value                            $12.57 $12.71 $13.56  $12.09   $10.23 $11.58 $10.18
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      981    797    622     278      211     83     --
--------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
--------------------------------------------------------------------------------------------
   Unit value                            $19.69 $20.54 $19.09  $14.59   $12.63 $13.07 $10.51
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,171    873    560     206      172    100     --
--------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
--------------------------------------------------------------------------------------------
   Unit value                            $ 9.24 $ 9.36 $ 9.49  $ 9.61   $ 9.74 $ 9.87 $ 9.99
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    3,966  2,305  1,534     724      865    312     11
--------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
--------------------------------------------------------------------------------------------
   Unit value                            $16.38 $17.56 $17.92  $13.10   $12.21 $13.36 $10.21
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,319  1,315  1,106     768      676    266      2
--------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
--------------------------------------------------------------------------------------------
   Unit value                            $15.91 $15.62 $15.55  $12.47   $10.49 $11.61 $10.18
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,622  1,226    804     468      410    154     --
--------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



--------------------------------------------------------------------------------------------
                                                 FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------
                                          2015   2014   2013  2012/(A)/  2011   2010   2009
--------------------------------------------------------------------------------------------
 EQ/PIMCO GLOBAL REAL RETURN
--------------------------------------------------------------------------------------------
   Unit value                            $ 9.59 $ 9.95 $ 9.35      --       --     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      424    236    101      --       --     --     --
--------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
--------------------------------------------------------------------------------------------
   Unit value                            $ 9.45 $ 9.60 $ 9.73  $ 9.86   $ 9.84 $ 9.96 $ 9.99
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,568  1,378  1,233     850      720    476      6
--------------------------------------------------------------------------------------------
 EQ/REAL ESTATE PLUS
--------------------------------------------------------------------------------------------
   Unit value                            $10.78 $11.15 $ 9.68      --       --     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      439    271     95      --       --     --     --
--------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
--------------------------------------------------------------------------------------------
   Unit value                            $19.20 $20.38 $19.69  $14.52   $12.73 $13.40 $10.76
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      799    577    400     174      154     96      1
--------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
--------------------------------------------------------------------------------------------
   Unit value                            $21.56 $19.82 $18.48  $13.57   $11.56 $11.92 $10.35
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    2,810  2,063  1,449     700      559    287      3
--------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
--------------------------------------------------------------------------------------------
   Unit value                            $14.49 $14.50 $14.15  $10.31   $ 8.67     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    3,337  3,541  2,744     914      520     --     --
--------------------------------------------------------------------------------------------
 FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $15.25 $15.48 $14.86  $12.33   $10.85 $11.75 $10.26
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       37     31     38      37       37     14     --
--------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $18.59 $18.75 $17.02  $13.17   $11.49 $11.97 $10.37
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    4,103  3,348  2,490   1,293    1,082    507      1
--------------------------------------------------------------------------------------------
 FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $12.11 $12.33 $11.96  $10.62   $ 9.62     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       37     36     45      38       11     --     --
--------------------------------------------------------------------------------------------
 FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $12.27 $12.49 $12.10  $10.60   $ 9.50     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       76     40     41      44       38     --     --
--------------------------------------------------------------------------------------------
 FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $12.72 $12.95 $12.52  $10.59   $ 9.35     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       63     61     63      25       11     --     --
--------------------------------------------------------------------------------------------
 FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $12.83 $13.06 $12.64  $10.55   $ 9.28     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       38     36     33      22       14     --     --
--------------------------------------------------------------------------------------------
 FIDELITY(R) VIP MID CAP PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $17.50 $18.03 $17.23  $12.84   $11.36 $12.91 $10.17
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,980  1,568  1,104     590      512    251      1
--------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



--------------------------------------------------------------------------------------------
                                                 FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------
                                          2015   2014   2013  2012/(A)/  2011   2010   2009
--------------------------------------------------------------------------------------------
 FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $11.92 $12.32 $12.07  $12.23   $11.24 $10.90 $10.14
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    2,881  2,133  1,570     941      704    355      2
--------------------------------------------------------------------------------------------
 FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $12.35 $12.51 $11.52      --       --     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      817    432    202      --       --     --     --
--------------------------------------------------------------------------------------------
 FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND
--------------------------------------------------------------------------------------------
   Unit value                            $13.49 $14.57 $14.35  $11.75   $10.32 $10.62     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      684    703    452      80       69     53     --
--------------------------------------------------------------------------------------------
 FRANKLIN INCOME VIP FUND
--------------------------------------------------------------------------------------------
   Unit value                            $13.01 $14.19 $13.74  $12.22   $10.99 $10.87     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    2,469  2,040  1,127     356      283    144     --
--------------------------------------------------------------------------------------------
 FRANKLIN MUTUAL SHARES VIP FUND
--------------------------------------------------------------------------------------------
   Unit value                            $14.85 $15.83 $14.97  $11.83   $10.49 $10.74     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      559    555    485     384      322     69     --
--------------------------------------------------------------------------------------------
 FRANKLIN RISING DIVIDENDS VIP FUND
--------------------------------------------------------------------------------------------
   Unit value                            $12.21 $12.84 $11.96      --       --     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,888  1,550    836      --       --     --     --
--------------------------------------------------------------------------------------------
 FRANKLIN STRATEGIC INCOME VIP FUND
--------------------------------------------------------------------------------------------
   Unit value                            $12.18 $12.84 $12.77  $12.52   $11.25 $11.11 $10.15
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    2,914  2,500  1,626     732      525    253      5
--------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
--------------------------------------------------------------------------------------------
   Unit value                            $18.12 $20.29 $18.14  $13.87   $11.89 $12.90 $10.48
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,033    889    642     350      331    148     --
--------------------------------------------------------------------------------------------
 GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND
--------------------------------------------------------------------------------------------
   Unit value                            $ 8.57 $ 8.82 $ 7.97  $ 7.87   $ 8.98     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       44     38     35      38       21     --     --
--------------------------------------------------------------------------------------------
 GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND
--------------------------------------------------------------------------------------------
   Unit value                            $ 9.81 $ 9.76 $ 9.45  $ 9.41       --     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       39     39     42      37       --     --     --
--------------------------------------------------------------------------------------------
 INVESCO V.I. AMERICAN FRANCHISE FUND
--------------------------------------------------------------------------------------------
   Unit value                            $20.93 $20.24 $18.96  $13.74       --     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       22     11     23      15       --     --     --
--------------------------------------------------------------------------------------------
 INVESCO V.I. DIVERSIFIED DIVIDEND FUND
--------------------------------------------------------------------------------------------
   Unit value                            $17.67 $17.58 $15.83  $12.26   $10.50     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,264    582    378      83       47     --     --
--------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
--------------------------------------------------------------------------------------------
   Unit value                            $15.21 $15.68 $13.89  $13.74   $10.89 $11.83 $10.22
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    2,783  2,423  1,924   1,078      842    269     --
--------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



--------------------------------------------------------------------------------------------
                                                 FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------
                                          2015   2014   2013  2012/(A)/  2011   2010   2009
--------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
--------------------------------------------------------------------------------------------
   Unit value                            $11.27 $11.82 $11.79  $11.19   $ 9.69     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,292  1,045    695     207      109     --     --
--------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------------------
   Unit value                            $13.24 $13.77 $13.94  $11.90   $10.46 $11.40 $10.25
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    2,021  1,681  1,230     645      555    235     --
--------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
--------------------------------------------------------------------------------------------
   Unit value                            $14.48 $15.32 $14.91  $11.76   $10.77 $11.67 $10.39
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      559    470    331     189      150     84     --
--------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------------------
   Unit value                            $18.77 $20.18 $20.02  $14.80   $13.19 $13.50 $10.67
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      387    253    189     112       95     34     --
--------------------------------------------------------------------------------------------
 IVY FUNDS VIP ASSET STRATEGY
--------------------------------------------------------------------------------------------
   Unit value                            $11.08 $12.25 $13.10  $10.60   $ 9.02     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,837  1,962  1,480     525      362     --     --
--------------------------------------------------------------------------------------------
 IVY FUNDS VIP DIVIDEND OPPORTUNITIES
--------------------------------------------------------------------------------------------
   Unit value                            $16.43 $16.99 $15.68  $12.25   $10.97 $11.66 $10.15
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      560    524    468     363      353    204     --
--------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
--------------------------------------------------------------------------------------------
   Unit value                            $ 9.54 $12.42 $14.07  $11.16   $11.15 $12.43 $10.32
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,617  1,315    900     510      449    120     --
--------------------------------------------------------------------------------------------
 IVY FUNDS VIP GLOBAL NATURAL RESOURCES
--------------------------------------------------------------------------------------------
   Unit value                            $ 6.52 $ 8.51 $ 9.92  $ 9.32   $ 9.27 $11.96 $10.35
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      902    858    758     518      462    220      6
--------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
--------------------------------------------------------------------------------------------
   Unit value                            $14.38 $15.58 $15.49  $14.20   $12.13 $11.67 $10.30
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    4,507  4,025  2,746   1,136      819    362      2
--------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
--------------------------------------------------------------------------------------------
   Unit value                            $18.91 $20.34 $19.10  $14.89   $13.29 $13.54 $10.43
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,540  1,320  1,060     529      402    172     --
--------------------------------------------------------------------------------------------
 IVY FUNDS VIP SCIENCE AND TECHNOLOGY
--------------------------------------------------------------------------------------------
   Unit value                            $20.84 $21.74 $21.41  $13.87   $10.99 $11.82 $10.62
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,755  1,445  1,040     455      351    118     --
--------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
--------------------------------------------------------------------------------------------
   Unit value                            $17.56 $17.46 $17.42  $12.31   $11.86 $13.44 $10.57
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      839    605    485     273      275    162     --
--------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $ 8.73 $11.06 $11.75  $12.05   $10.01 $12.37 $10.21
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    4,303  3,914  3,294   1,915    1,497    587     --
--------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



--------------------------------------------------------------------------------------------
                                                 FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------
                                          2015   2014   2013  2012/(A)/  2011   2010   2009
--------------------------------------------------------------------------------------------
 LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $11.94 $12.28 $11.93  $11.17   $10.06     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    2,524  1,193    524      96       35     --     --
--------------------------------------------------------------------------------------------
 LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $13.35 $13.65 $12.67  $ 9.89   $ 8.70     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      236    266    239     106       87     --     --
--------------------------------------------------------------------------------------------
 LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $13.45 $13.26 $12.67  $ 9.36   $ 8.31     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      222    157    127      61       41     --     --
--------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $15.85 $15.11 $15.14  $12.01   $10.50 $10.83 $10.09
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    5,208  3,639  2,451   1,023      790    295     --
--------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
--------------------------------------------------------------------------------------------
   Unit value                            $17.87 $18.11 $16.58  $12.75   $10.87 $11.29 $10.31
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      302    259    224     170      150     59     --
--------------------------------------------------------------------------------------------
 MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $18.24     --     --      --       --     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      345     --     --      --       --     --     --
--------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $21.65 $19.84 $18.21  $13.69   $12.14 $12.17 $10.26
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      589    495    350     196      148     75     --
--------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
--------------------------------------------------------------------------------------------
   Unit value                            $15.36 $18.25 $16.44  $13.86   $12.40 $11.80 $10.53
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,516  1,258    783     355      256     84     --
--------------------------------------------------------------------------------------------
 PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $ 6.08 $ 8.29 $10.33  $12.27   $11.83 $12.96 $10.57
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,435  1,326  1,125     711      498    164     --
--------------------------------------------------------------------------------------------
 PIMCO EMERGING MARKETS BOND PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $11.99 $12.44 $12.43  $13.55   $11.65 $11.11 $10.05
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      781    849    780     544      398    244     10
--------------------------------------------------------------------------------------------
 PIMCO REAL RETURN PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $10.97 $11.43 $11.24  $12.56   $11.71 $10.64 $ 9.98
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    3,271  3,349  3,099   2,023    1,444    462      6
--------------------------------------------------------------------------------------------
 PIMCO TOTAL RETURN PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $11.57 $11.68 $11.36  $11.75   $10.87 $10.64 $ 9.98
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    6,778  6,307  5,881   3,557    2,557  1,151      8
--------------------------------------------------------------------------------------------
 PROFUND VP BEAR
--------------------------------------------------------------------------------------------
   Unit value                            $ 3.34 $ 3.56 $ 4.21  $ 5.81   $ 7.05 $ 7.84 $ 9.67
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       38     36     39      58       67     20      1
--------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



--------------------------------------------------------------------------------------------
                                                 FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------
                                          2015   2014   2013  2012/(A)/  2011   2010   2009
--------------------------------------------------------------------------------------------
 PROFUND VP BIOTECHNOLOGY
--------------------------------------------------------------------------------------------
   Unit value                            $33.17 $32.54 $25.41  $15.29   $11.01 $10.47 $10.09
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,074    779    499     148      108     39     --
--------------------------------------------------------------------------------------------
 T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II
--------------------------------------------------------------------------------------------
   Unit value                            $36.07 $32.49 $25.09  $16.89   $13.06 $11.99 $10.53
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    2,006  1,356    905     401      242     71     --
--------------------------------------------------------------------------------------------
 TEMPLETON DEVELOPING MARKETS VIP FUND
--------------------------------------------------------------------------------------------
   Unit value                            $ 7.78 $ 9.80 $10.84  $11.09   $ 9.93 $11.95 $10.30
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      623    503    406     269      286    158      2
--------------------------------------------------------------------------------------------
 TEMPLETON FOREIGN VIP FUND
--------------------------------------------------------------------------------------------
   Unit value                            $10.91 $11.82 $13.47  $11.10   $ 9.51 $10.79 $10.08
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      503    462    382     239      276    158     --
--------------------------------------------------------------------------------------------
 TEMPLETON GLOBAL BOND VIP FUND
--------------------------------------------------------------------------------------------
   Unit value                            $12.01 $12.72 $12.66  $12.62   $11.11 $11.35 $10.05
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    6,273  5,711  4,423   2,561    2,066    777      3
--------------------------------------------------------------------------------------------
 TEMPLETON GROWTH VIP FUND
--------------------------------------------------------------------------------------------
   Unit value                            $12.92 $13.99 $14.59  $11.30   $ 9.46 $10.30     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      113    116    119      82       63     21     --
--------------------------------------------------------------------------------------------
 VAN ECK VIP GLOBAL HARD ASSETS FUND
--------------------------------------------------------------------------------------------
   Unit value                            $ 6.21 $ 9.49 $11.92  $10.95   $10.76 $13.08 $10.30
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,979  1,980  1,739   1,034      872    327      1
--------------------------------------------------------------------------------------------




(a)On January 1, 2013, the net assets attributable to certain contracts funded by Separate Account No. 49, including Accumulator Series 11.0 and certain versions of the Retirement Cornerstone Series, were transferred to Separate Account No. 70. Accordingly, the condensed financial information shown for the years ended December 31, 2012 and earlier reflects unit information taken from Separate Account No. 49.

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 70, with the same daily asset charges of 1.70%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015.



-----------------------------------------------------------------------------------------------------
                                                      FOR THE YEARS ENDING DECEMBER 31,
                                              ------------------------------------------------------
                                               2015       2014   2013  2012/(A)/  2011   2010   2009
-----------------------------------------------------------------------------------------------------
 7TWELVE/TM/ BALANCED PORTFOLIO
-----------------------------------------------------------------------------------------------------
   Unit value                                 $ 9.89     $10.86 $11.08      --       --     --     --
-----------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           726        854    648      --       --     --     --
-----------------------------------------------------------------------------------------------------
 AB VPS BALANCED WEALTH STRATEGY
-----------------------------------------------------------------------------------------------------
   Unit value                                 $13.94     $14.00 $13.29  $11.63   $10.44 $10.95 $10.10
-----------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)            13          6     14      13        3      2     --
-----------------------------------------------------------------------------------------------------
 AB VPS INTERNATIONAL GROWTH
-----------------------------------------------------------------------------------------------------
   Unit value                                 $10.87     $11.30 $11.66  $10.47   $ 9.24 $11.20 $10.12
-----------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)            57         50     31       2        5      3     --
-----------------------------------------------------------------------------------------------------
 ALL ASSET AGGRESSIVE-ALT 25
-----------------------------------------------------------------------------------------------------
   Unit value                                 $10.47     $11.14 $11.08      --       --     --     --
-----------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           149         89     78      --       --     --     --
-----------------------------------------------------------------------------------------------------
 ALL ASSET GROWTH-ALT 20
-----------------------------------------------------------------------------------------------------
   Unit value                                 $12.86     $13.63 $13.54  $12.07   $10.96 $11.53 $10.17
-----------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)            71         57     42      12        9      2     --
-----------------------------------------------------------------------------------------------------
 ALL ASSET MODERATE GROWTH-ALT 15
-----------------------------------------------------------------------------------------------------
   Unit value                                 $10.12     $10.70 $10.62      --       --     --     --
-----------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           146         91     10      --       --     --     --
-----------------------------------------------------------------------------------------------------
 AMERICAN CENTURY VP LARGE COMPANY VALUE
-----------------------------------------------------------------------------------------------------
   Unit value                                 $16.81     $17.82 $16.07  $12.48   $10.91 $11.00 $10.10
-----------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)             2          3      2       1        1      1     --
-----------------------------------------------------------------------------------------------------
 AMERICAN CENTURY VP MID CAP VALUE FUND
-----------------------------------------------------------------------------------------------------
   Unit value                                 $19.31     $19.96 $17.46  $13.68   $11.97 $12.28 $10.50
-----------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           418        238    158      20       24      8     --
-----------------------------------------------------------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
-----------------------------------------------------------------------------------------------------
   Unit value                                 $ 9.82     $10.00 $ 9.67      --       --     --     --
-----------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           612        186     18      --       --     --     --
-----------------------------------------------------------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/
-----------------------------------------------------------------------------------------------------
   Unit value                                 $11.46     $11.66 $11.64      --       --     --     --
-----------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           142         91     35      --       --     --     --
-----------------------------------------------------------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET ALLOCATION FUND/SM/
-----------------------------------------------------------------------------------------------------
   Unit value                                 $11.20     $11.52 $11.39      --       --     --     --
-----------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)            46         77     18      --       --     --     --
-----------------------------------------------------------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
-----------------------------------------------------------------------------------------------------
   Unit value                                 $ 9.26     $ 9.75 $10.79      --       --     --     --
-----------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           552        425    185      --       --     --     --
-----------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



-----------------------------------------------------------------------------------------------
                                                   FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------
                                          2015    2014    2013   2012/(A)/  2011   2010   2009
-----------------------------------------------------------------------------------------------
 AXA 400 MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------
   Unit value                            $ 17.19 $ 18.05 $ 16.88  $13.04   $11.39 $12.62 $10.44
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        47      60      50      54       42     17     --
-----------------------------------------------------------------------------------------------
 AXA 500 MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------
   Unit value                            $ 16.94 $ 17.17 $ 15.51  $12.05   $10.68 $11.29 $10.23
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       175     179     214     196      173     60     --
-----------------------------------------------------------------------------------------------
 AXA 2000 MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------
   Unit value                            $ 16.76 $ 17.96 $ 17.56  $13.00   $11.46 $13.03 $10.74
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        58      69      65      65       56     26     --
-----------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
-----------------------------------------------------------------------------------------------
   Unit value                            $ 14.41 $ 14.92 $ 14.49  $11.66   $10.39 $11.40 $10.23
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        14      17      14      13       10     12     --
-----------------------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
-----------------------------------------------------------------------------------------------
   Unit value                            $ 12.51 $ 12.81 $ 12.48  $11.17   $10.47 $10.91 $10.09
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    18,444  14,966   7,286     780      784    411     --
-----------------------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
-----------------------------------------------------------------------------------------------
   Unit value                            $ 11.95 $ 12.21 $ 11.97  $11.02   $10.45 $10.79 $10.05
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     7,478   6,059   3,570     546      480    250     12
-----------------------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
-----------------------------------------------------------------------------------------------
   Unit value                            $ 10.87 $ 11.07 $ 10.98  $10.70   $10.42 $10.52 $ 9.98
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     6,147   3,631   2,103     516      592    372     --
-----------------------------------------------------------------------------------------------
 AXA GLOBAL EQUITY MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------
   Unit value                            $ 12.67 $ 13.11 $ 13.12  $11.09   $ 9.64 $11.15 $10.16
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        32      27      18       1        1      1     --
-----------------------------------------------------------------------------------------------
 AXA GROWTH STRATEGY
-----------------------------------------------------------------------------------------------
   Unit value                            $ 13.68 $ 14.05 $ 13.53  $11.45   $10.48 $11.15 $10.16
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    30,632  22,820  10,023      59       53     40      6
-----------------------------------------------------------------------------------------------
 AXA INTERNATIONAL CORE MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------
   Unit value                            $ 10.15 $ 10.79 $ 11.71  $10.14   $ 8.87 $10.83 $10.07
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        42      29       7       1        1     --     --
-----------------------------------------------------------------------------------------------
 AXA INTERNATIONAL MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------
   Unit value                            $ 10.21 $ 10.65 $ 11.58  $ 9.73   $ 8.49 $10.28 $ 9.99
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       115     148     129     160      134     57     --
-----------------------------------------------------------------------------------------------
 AXA INTERNATIONAL VALUE MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------
   Unit value                            $ 10.08 $ 10.59 $ 11.60  $ 9.89   $ 8.57 $10.37 $ 9.92
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         9       9       5       5       15     35     --
-----------------------------------------------------------------------------------------------
 AXA LARGE CAP GROWTH MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------
   Unit value                            $ 18.24 $ 17.84 $ 16.33  $12.27   $10.98 $11.55 $10.27
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        38      33      16       7       22      1     --
-----------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



-----------------------------------------------------------------------------------------------
                                                   FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------
                                          2015    2014    2013   2012/(A)/  2011   2010   2009
-----------------------------------------------------------------------------------------------
 AXA LARGE CAP VALUE MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------
   Unit value                            $ 16.41 $ 17.39 $ 15.76  $12.10   $10.63 $11.36 $10.23
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       569      24      14       3        1     --     --
-----------------------------------------------------------------------------------------------
 AXA MID CAP VALUE MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------
   Unit value                            $ 17.82 $ 18.79 $ 17.24  $13.18   $11.30 $12.65 $10.50
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        13      15       3      --       --     --     --
-----------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
-----------------------------------------------------------------------------------------------
   Unit value                            $ 12.34 $ 12.66 $ 12.50  $11.24   $10.51 $10.93 $10.09
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       687     480     342      62       66     41     --
-----------------------------------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
-----------------------------------------------------------------------------------------------
   Unit value                            $ 13.09 $ 13.42 $ 13.00  $11.32   $10.48 $11.03 $10.12
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    31,612  25,325  12,601   1,252    1,311    792     --
-----------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
-----------------------------------------------------------------------------------------------
   Unit value                            $ 13.37 $ 13.77 $ 13.50  $11.47   $10.46 $11.17 $10.16
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        80      80      71      72       82     81     --
-----------------------------------------------------------------------------------------------
 AXA NATURAL RESOURCES
-----------------------------------------------------------------------------------------------
   Unit value                            $  6.44 $  8.83 $ 10.29      --       --     --     --
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        19      13       4      --       --     --     --
-----------------------------------------------------------------------------------------------
 AXA/AB DYNAMIC MODERATE GROWTH
-----------------------------------------------------------------------------------------------
   Unit value                            $ 11.54 $ 11.81 $ 11.47  $10.04   $ 9.48     --     --
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    29,024  23,726  10,356     167       13     --     --
-----------------------------------------------------------------------------------------------
 AXA/AB SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------
   Unit value                            $ 20.67 $ 21.66 $ 21.27  $15.66   $13.78 $14.08 $10.72
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       241     162     133       6        7     13     --
-----------------------------------------------------------------------------------------------
 AXA/FRANKLIN BALANCED MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------
   Unit value                            $ 13.63 $ 14.30 $ 13.70  $12.16   $11.13 $11.28 $10.28
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         9      11       6       2        2      2     --
-----------------------------------------------------------------------------------------------
 AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------
   Unit value                            $ 16.41 $ 17.86 $ 17.79  $13.24   $11.53 $12.94 $10.57
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       7       2        5     13     --
-----------------------------------------------------------------------------------------------
 AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------
   Unit value                            $ 14.18 $ 14.84 $ 14.32  $11.81   $10.47 $11.12 $10.23
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        86      61      21       2        1     --     --
-----------------------------------------------------------------------------------------------
 AXA/LOOMIS SAYLES GROWTH
-----------------------------------------------------------------------------------------------
   Unit value                            $ 17.86 $ 16.29 $ 15.37  $12.29   $11.10 $10.95 $10.27
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        84      59      36      14       14     10     --
-----------------------------------------------------------------------------------------------
 AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------
   Unit value                            $ 15.69 $ 16.35 $ 15.16  $11.93   $10.63 $11.29 $10.24
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       2       2       2        2      2     --
-----------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



--------------------------------------------------------------------------------------------
                                                 FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------
                                          2015   2014   2013  2012/(A)/  2011   2010   2009
--------------------------------------------------------------------------------------------
 AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
--------------------------------------------------------------------------------------------
   Unit value                            $13.61 $14.22 $14.31  $11.47   $ 9.78 $10.82 $10.17
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        1      1      1       1        8     10     --
--------------------------------------------------------------------------------------------
 BLACKROCK GLOBAL ALLOCATION V.I. FUND
--------------------------------------------------------------------------------------------
   Unit value                            $12.27 $12.61 $12.58  $11.19   $10.35 $10.93 $10.13
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      810    604    327     172      181    141      2
--------------------------------------------------------------------------------------------
 BLACKROCK LARGE CAP GROWTH V.I. FUND
--------------------------------------------------------------------------------------------
   Unit value                            $19.54 $19.39 $17.31  $13.18   $11.68 $11.61 $10.26
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      152    121     42       5       11      2     --
--------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
--------------------------------------------------------------------------------------------
   Unit value                            $16.46 $17.85 $16.55  $12.22   $10.94 $11.46 $10.36
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      803    616    272      30       43     19     --
--------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
--------------------------------------------------------------------------------------------
   Unit value                            $17.57 $18.18 $17.02  $13.14   $11.35 $11.57 $10.14
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      140    102     88       4        3      2     --
--------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
--------------------------------------------------------------------------------------------
   Unit value                            $19.81 $19.78 $18.21  $14.05   $12.18 $11.88 $10.41
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      115    135     95       2        1     --     --
--------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
--------------------------------------------------------------------------------------------
   Unit value                            $18.69 $19.03 $17.27  $13.26   $11.67 $11.78 $10.32
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      134    107     51       3        3     --     --
--------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
--------------------------------------------------------------------------------------------
   Unit value                            $10.35 $10.48 $10.41  $10.77   $10.62 $10.30 $ 9.91
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      682    505    413     408      299    143      6
--------------------------------------------------------------------------------------------
 EQ/EMERGING MARKETS EQUITY PLUS
--------------------------------------------------------------------------------------------
   Unit value                            $ 7.13 $ 8.86 $ 9.30      --       --     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       67     76     22      --       --     --     --
--------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
--------------------------------------------------------------------------------------------
   Unit value                            $18.64 $18.81 $16.94  $13.10   $11.57 $11.56 $10.26
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,678  1,173    424     138      144     59     --
--------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
--------------------------------------------------------------------------------------------
   Unit value                            $12.49 $12.38 $12.39  $11.36   $10.98 $10.99 $10.18
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      205    154     91      36       37     20     --
--------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
--------------------------------------------------------------------------------------------
   Unit value                            $19.57 $21.11 $20.84  $15.24   $13.15 $13.83 $10.58
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,102    839    458      70       79     43     --
--------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
--------------------------------------------------------------------------------------------
   Unit value                            $ 9.72 $10.28 $10.36  $10.82   $10.61 $10.31 $ 9.85
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       28     64     25      17       14      6     --
--------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



--------------------------------------------------------------------------------------------
                                                 FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------
                                          2015   2014   2013  2012/(A)/  2011   2010   2009
--------------------------------------------------------------------------------------------
 EQ/HIGH YIELD BOND
--------------------------------------------------------------------------------------------
   Unit value                            $10.01 $10.51 $10.49      --       --     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       99     76     30      --       --     --     --
--------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
--------------------------------------------------------------------------------------------
   Unit value                            $ 9.91 $10.04 $10.06  $10.41   $10.48 $10.13 $ 9.89
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      224    227    152     131      106     81      6
--------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
--------------------------------------------------------------------------------------------
   Unit value                            $10.77 $11.20 $12.24  $10.25   $ 8.97 $10.36 $ 9.99
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      321    510     96      11        6      4     --
--------------------------------------------------------------------------------------------
 EQ/INVESCO COMSTOCK
--------------------------------------------------------------------------------------------
   Unit value                            $17.08 $18.52 $17.30  $13.03   $11.19 $11.59 $10.21
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      125    112     10       8       10      5     --
--------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
--------------------------------------------------------------------------------------------
   Unit value                            $17.44 $18.16 $16.15  $12.10   $10.60 $11.35 $10.26
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       19     17     17      12       15     11     --
--------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
--------------------------------------------------------------------------------------------
   Unit value                            $19.99 $19.39 $17.58  $13.50   $11.97 $11.86 $10.38
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      150    126     78      15       12      7     --
--------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
--------------------------------------------------------------------------------------------
   Unit value                            $17.51 $18.64 $16.84  $13.02   $11.36 $11.56 $10.24
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      649    338    182       7        9      6     --
--------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
--------------------------------------------------------------------------------------------
   Unit value                            $12.26 $12.45 $13.33  $11.93   $10.14 $11.53 $10.18
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      259    170     87       7        8      5     --
--------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
--------------------------------------------------------------------------------------------
   Unit value                            $19.21 $20.11 $18.77  $14.40   $12.52 $13.01 $10.50
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      306    386     90      11       15     15     --
--------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
--------------------------------------------------------------------------------------------
   Unit value                            $ 9.01 $ 9.17 $ 9.33  $ 9.49   $ 9.65 $ 9.82 $ 9.98
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      824    577    613     132      430    118     --
--------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
--------------------------------------------------------------------------------------------
   Unit value                            $15.97 $17.20 $17.62  $12.94   $12.10 $13.30 $10.20
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      187    175    143      16       26     10     --
--------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
--------------------------------------------------------------------------------------------
   Unit value                            $15.52 $15.30 $15.29  $12.31   $10.40 $11.55 $10.18
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      405    284    193      16       14      4     --
--------------------------------------------------------------------------------------------
 EQ/PIMCO GLOBAL REAL RETURN
--------------------------------------------------------------------------------------------
   Unit value                            $ 9.48 $ 9.88 $ 9.32      --       --     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      140     63     42      --       --     --     --
--------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



--------------------------------------------------------------------------------------------
                                                 FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------
                                          2015   2014   2013  2012/(A)/  2011   2010   2009
--------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
--------------------------------------------------------------------------------------------
   Unit value                            $ 9.21 $ 9.40 $ 9.57  $ 9.73   $ 9.76 $ 9.92 $ 9.98
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      373    394    472     146      547    531     --
--------------------------------------------------------------------------------------------
 EQ/REAL ESTATE PLUS
--------------------------------------------------------------------------------------------
   Unit value                            $10.66 $11.06 $ 9.65      --       --     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      129     81     33      --       --     --     --
--------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
--------------------------------------------------------------------------------------------
   Unit value                            $18.72 $19.96 $19.36  $14.33   $12.62 $13.34 $10.76
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      203    235    226      15       17     18     --
--------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
--------------------------------------------------------------------------------------------
   Unit value                            $21.03 $19.41 $18.17  $13.40   $11.46 $11.86 $10.34
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      632    489    207      10        7      4     --
--------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
--------------------------------------------------------------------------------------------
   Unit value                            $14.21 $14.27 $13.99  $10.23   $ 8.64     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      572    638    396      21       15     --     --
--------------------------------------------------------------------------------------------
 FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $14.87 $15.16 $14.61  $12.17   $10.76 $11.70 $10.26
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        1      1      1       4        3     --     --
--------------------------------------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $18.13 $18.37 $16.73  $13.00   $11.39 $11.91 $10.37
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,282    573    400      39       43     11      1
--------------------------------------------------------------------------------------------
 FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $11.87 $12.14 $11.82  $10.54   $ 9.58     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        3      3      3       1        1     --     --
--------------------------------------------------------------------------------------------
 FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $12.03 $12.30 $11.96  $10.52   $ 9.47     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        3     --     --      --       --     --     --
--------------------------------------------------------------------------------------------
 FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $12.47 $12.75 $12.37  $10.51   $ 9.31     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --     --     --
--------------------------------------------------------------------------------------------
 FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $12.57 $12.86 $12.49  $10.47   $ 9.24     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --       --     --     --
--------------------------------------------------------------------------------------------
 FIDELITY(R) VIP MID CAP PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $17.07 $17.66 $16.94  $12.68   $11.26 $12.85 $10.17
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      401    294    176      30       35      7     --
--------------------------------------------------------------------------------------------
 FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $11.63 $12.07 $11.87  $12.07   $11.14 $10.85 $10.13
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      650    454    316      99      103     51     --
--------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



--------------------------------------------------------------------------------------------
                                                 FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------
                                          2015   2014   2013  2012/(A)/  2011   2010   2009
--------------------------------------------------------------------------------------------
 FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $12.17 $12.37 $11.44      --       --     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      241     96     41      --       --     --     --
--------------------------------------------------------------------------------------------
 FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND
--------------------------------------------------------------------------------------------
   Unit value                            $13.16 $14.28 $14.12  $11.61   $10.24 $10.58     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      127    142     27       6       13      8     --
--------------------------------------------------------------------------------------------
 FRANKLIN INCOME VIP FUND
--------------------------------------------------------------------------------------------
   Unit value                            $12.70 $13.90 $13.52  $12.07   $10.90 $10.83     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      887    684    377     115      107     93     --
--------------------------------------------------------------------------------------------
 FRANKLIN MUTUAL SHARES VIP FUND
--------------------------------------------------------------------------------------------
   Unit value                            $14.50 $15.51 $14.73  $11.68   $10.40 $10.70     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       41     42     29      18       24      7     --
--------------------------------------------------------------------------------------------
 FRANKLIN RISING DIVIDENDS VIP FUND
--------------------------------------------------------------------------------------------
   Unit value                            $12.07 $12.74 $11.92      --       --     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      516    516    282      --       --     --     --
--------------------------------------------------------------------------------------------
 FRANKLIN STRATEGIC INCOME VIP FUND
--------------------------------------------------------------------------------------------
   Unit value                            $11.88 $12.57 $12.55  $12.36   $11.15 $11.06 $10.15
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      776    695    323     117      104     36     --
--------------------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
--------------------------------------------------------------------------------------------
   Unit value                            $17.67 $19.87 $17.84  $13.69   $11.79 $12.84 $10.47
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      226    172     69       6        8      2     --
--------------------------------------------------------------------------------------------
 GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND
--------------------------------------------------------------------------------------------
   Unit value                            $ 8.40 $ 8.68 $ 7.88  $ 7.81   $ 8.95     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        1      1      1       1        1     --     --
--------------------------------------------------------------------------------------------
 GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND
--------------------------------------------------------------------------------------------
   Unit value                            $ 9.62 $ 9.60 $ 9.34  $ 9.34       --     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        1      1      1       1       --     --     --
--------------------------------------------------------------------------------------------
 INVESCO V.I. AMERICAN FRANCHISE FUND
--------------------------------------------------------------------------------------------
   Unit value                            $20.41 $19.82 $18.64  $13.57       --     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        1      1      2       1       --     --     --
--------------------------------------------------------------------------------------------
 INVESCO V.I. DIVERSIFIED DIVIDEND FUND
--------------------------------------------------------------------------------------------
   Unit value                            $17.23 $17.22 $15.56  $12.11   $10.41     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       11      4      4       2        7     --     --
--------------------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
--------------------------------------------------------------------------------------------
   Unit value                            $14.83 $15.36 $13.66  $13.57   $10.80 $11.77 $10.22
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      692    542    308      57       68     25      1
--------------------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
--------------------------------------------------------------------------------------------
   Unit value                            $11.05 $11.63 $11.65  $11.10   $ 9.66     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      302    199    119       8       10     --     --
--------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



--------------------------------------------------------------------------------------------
                                                 FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------
                                          2015   2014   2013  2012/(A)/  2011   2010   2009
--------------------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------------------
   Unit value                            $12.91 $13.49 $13.71  $11.75   $10.37 $11.34 $10.25
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      326    230    141      14       18      5     --
--------------------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
--------------------------------------------------------------------------------------------
   Unit value                            $14.12 $15.01 $14.66  $11.61   $10.67 $11.61 $10.38
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       46     46     31       3        5      3     --
--------------------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------------------
   Unit value                            $18.31 $19.76 $19.69  $14.61   $13.08 $13.44 $10.66
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       42     30     17       8        7      1     --
--------------------------------------------------------------------------------------------
 IVY FUNDS VIP ASSET STRATEGY
--------------------------------------------------------------------------------------------
   Unit value                            $10.86 $12.05 $12.94  $10.52   $ 8.98     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      778    928    678      23       28     --     --
--------------------------------------------------------------------------------------------
 IVY FUNDS VIP DIVIDEND OPPORTUNITIES
--------------------------------------------------------------------------------------------
   Unit value                            $16.03 $16.64 $15.42  $12.10   $10.88 $11.61 $10.15
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      106     80     40      25       30     17      1
--------------------------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
--------------------------------------------------------------------------------------------
   Unit value                            $ 9.31 $12.16 $13.83  $11.02   $11.06 $12.37 $10.32
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      286    176     94      15       21      4     --
--------------------------------------------------------------------------------------------
 IVY FUNDS VIP GLOBAL NATURAL RESOURCES
--------------------------------------------------------------------------------------------
   Unit value                            $ 6.36 $ 8.34 $ 9.75  $ 9.21   $ 9.19 $11.90 $10.34
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      148    119     70      26       32     20      1
--------------------------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
--------------------------------------------------------------------------------------------
   Unit value                            $14.02 $15.26 $15.23  $14.02   $12.02 $11.62 $10.29
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,408  1,216    648     159      162     58     --
--------------------------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
--------------------------------------------------------------------------------------------
   Unit value                            $18.45 $19.92 $18.78  $14.71   $13.17 $13.48 $10.42
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      317    265    138      24       28     10      2
--------------------------------------------------------------------------------------------
 IVY FUNDS VIP SCIENCE AND TECHNOLOGY
--------------------------------------------------------------------------------------------
   Unit value                            $20.33 $21.29 $21.05  $13.69   $10.90 $11.76 $10.61
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      295    198    187      17       17      5     --
--------------------------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
--------------------------------------------------------------------------------------------
   Unit value                            $17.13 $17.10 $17.13  $12.15   $11.76 $13.38 $10.56
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      186    117     54       3        6      3     --
--------------------------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $ 8.51 $10.83 $11.55  $11.90   $ 9.92 $12.31 $10.21
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      845    699    382      59       70     26      2
--------------------------------------------------------------------------------------------
 LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $11.70 $12.09 $11.79  $11.08   $10.02     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,087    441    236      16        3     --     --
--------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



--------------------------------------------------------------------------------------------
                                                 FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------
                                          2015   2014   2013  2012/(A)/  2011   2010   2009
--------------------------------------------------------------------------------------------
 LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $13.09 $13.44 $12.52  $ 9.81   $ 8.67     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       17     21     15       1       --     --     --
--------------------------------------------------------------------------------------------
 LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $13.18 $13.05 $12.52  $ 9.29   $ 8.28     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       38     22      8       3        2     --     --
--------------------------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $15.46 $14.80 $14.88  $11.86   $10.41 $10.78 $10.08
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,260    825    477      28       34      8     --
--------------------------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
--------------------------------------------------------------------------------------------
   Unit value                            $17.43 $17.74 $16.30  $12.59   $10.78 $11.23 $10.31
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       56     46     25       4        5      1     --
--------------------------------------------------------------------------------------------
 MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $17.80     --     --      --       --     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       44     --     --      --       --     --     --
--------------------------------------------------------------------------------------------
 MFS(R) TECHNOLOGY PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $21.12 $19.43 $17.91  $13.52   $12.04 $12.12 $10.25
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      126     95     41       4        3      2     --
--------------------------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
--------------------------------------------------------------------------------------------
   Unit value                            $14.98 $17.88 $16.17  $13.68   $12.30 $11.74 $10.53
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      355    265    125      27       28     10     --
--------------------------------------------------------------------------------------------
 PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $ 5.93 $ 8.12 $10.16  $12.12   $11.73 $12.90 $10.57
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      342    265    169      63       63     31     --
--------------------------------------------------------------------------------------------
 PIMCO EMERGING MARKETS BOND PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $11.69 $12.18 $12.22  $13.37   $11.55 $11.06 $10.04
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      171    193    148      65       61     35     --
--------------------------------------------------------------------------------------------
 PIMCO REAL RETURN PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $10.70 $11.19 $11.06  $12.40   $11.61 $10.59 $ 9.97
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      725    700    557     276      265     75     --
--------------------------------------------------------------------------------------------
 PIMCO TOTAL RETURN PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $11.29 $11.44 $11.17  $11.60   $10.78 $10.60 $ 9.98
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,672  1,407  1,041     499      477    288     --
--------------------------------------------------------------------------------------------
 PROFUND VP BEAR
--------------------------------------------------------------------------------------------
   Unit value                            $ 3.26 $ 3.49 $ 4.14  $ 5.73   $ 6.99 $ 7.81 $ 9.66
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        2      2      2       2        2      3     --
--------------------------------------------------------------------------------------------
 PROFUND VP BIOTECHNOLOGY
--------------------------------------------------------------------------------------------
   Unit value                            $32.36 $31.87 $24.99  $15.09   $10.91 $10.42 $10.08
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      255    148    129       2        3      1     --
--------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



--------------------------------------------------------------------------------------------
                                                 FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------
                                          2015   2014   2013  2012/(A)/  2011   2010   2009
--------------------------------------------------------------------------------------------
 T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II
--------------------------------------------------------------------------------------------
   Unit value                            $35.18 $31.82 $24.67  $16.67   $12.95 $11.93 $10.53
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      418    293    225       5        6      1     --
--------------------------------------------------------------------------------------------
 TEMPLETON DEVELOPING MARKETS VIP FUND
--------------------------------------------------------------------------------------------
   Unit value                            $ 7.59 $ 9.60 $10.66  $10.95   $ 9.84 $11.90 $10.29
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      111     94    127       3        5      3     --
--------------------------------------------------------------------------------------------
 TEMPLETON FOREIGN VIP FUND
--------------------------------------------------------------------------------------------
   Unit value                            $10.64 $11.57 $13.25  $10.96   $ 9.43 $10.74 $10.07
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      191    172     89      52       64     23     --
--------------------------------------------------------------------------------------------
 TEMPLETON GLOBAL BOND VIP FUND
--------------------------------------------------------------------------------------------
   Unit value                            $11.72 $12.46 $12.45  $12.46   $11.01 $11.30 $10.05
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,805  1,431    809     215      221     89     --
--------------------------------------------------------------------------------------------
 TEMPLETON GROWTH VIP FUND
--------------------------------------------------------------------------------------------
   Unit value                            $12.61 $13.71 $14.36  $11.16   $ 9.38 $10.26     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        2      2      2       2        2      1     --
--------------------------------------------------------------------------------------------
 VAN ECK VIP GLOBAL HARD ASSETS FUND
--------------------------------------------------------------------------------------------
   Unit value                            $ 6.06 $ 9.29 $11.72  $10.81   $10.66 $13.02 $10.30
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      285    277    155      65       72     31     --
--------------------------------------------------------------------------------------------



(a)On January 1, 2013, the net assets attributable to certain contracts funded by Separate Account No. 49, including Accumulator Series 11.0 and certain versions of the Retirement Cornerstone Series, were transferred to Separate Account No. 70. Accordingly, the condensed financial information shown for the years ended December 31, 2012 and earlier reflects unit information taken from Separate Account No. 49.

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

Appendix II: Purchase considerations for QP contracts

--------------------------------------------------------------------------------

Trustees who are considering the purchase of a Retirement Cornerstone(R) Series contract should discuss with their tax and ERISA advisers whether this is an appropriate investment vehicle for the employer's plan. There are significant issues in the purchase of a Retirement Cornerstone(R) Series contract in a defined benefit plan. The QP contract and this Prospectus should be reviewed in full, and the following factors, among others, should be noted. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the Guaranteed benefits, and the payment of death benefits in accordance with the requirements of the federal income tax rules. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Retirement Cornerstone(R) Series QP contract or another annuity contract. Therefore, you should purchase a Retirement Cornerstone(R) Series QP contract to fund a plan for the contract's features and benefits and not for tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles.

This QP contract accepts only transfer contributions from other investments within an existing qualified plan trust. We will not accept ongoing payroll contributions or contributions directly from the employer. For 401(k) plans, no employee after-tax contributions are accepted. A "designated Roth contribution account" is not available in the QP contract. Checks written on accounts held in the name of the employer instead of the plan or the trust will not be accepted. Only one additional transfer contribution may be made per contract year.

If amounts attributable to an excess or mistaken contribution must be withdrawn, either or both of the following may apply: (1) withdrawal charges; or (2) benefit base adjustments to a Guaranteed benefit. If in a defined benefit plan the plan's actuary determines that an overfunding in the QP contract has occurred, then any transfers of plan assets out of the QP contract may also result in withdrawal charges or benefit base adjustments on the amount being transferred.

In order to purchase the QP contract for a defined benefit plan, the plan's actuary will be required to determine a current dollar value of each plan participant's accrued benefit so that individual contracts may be established for each plan participant. We do not permit defined contribution or defined benefit plans to pool plan assets attributable to the accrued benefits of multiple plan participants.

For defined benefit plans, the maximum percentage of actuarial value of the plan participant's normal retirement benefit that can be funded by a QP contract is 80%. The total account value under a QP contract may at any time be more or less than the lump sum actuarial equivalent of the accrued benefit for a defined benefit plan participant. AXA Equitable does not guarantee that the total account value under a QP contract will at any time equal the actuarial value of 80% of a participant/employee's accrued benefit.

While the contract is owned by the plan trust, all payments under the contract will be made to the plan trust owner. If the plan rolls over a contract into an IRA for the benefit of a former plan participant through a contract conversion, it is the plan's responsibility to adjust the value of the contract to the actuarial equivalent of the participant's benefit, prior to the contract conversion.

AXA Equitable's only role is that of the issuer of the contract. AXA Equitable is not the plan administrator. AXA Equitable will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan. AXA Equitable will never make payments under a QP contract to any person other than the plan trust owner.

Given that required minimum distributions ("RMDs") must generally commence from the plan for annuitants after age 70 1/2, trustees should consider the following in connection with the GIB:

..   whether RMDs the plan administrator must make under QP contracts would cause withdrawals to be treated as Excess withdrawals and reduce the value of the Guaranteed benefits;

..   that provisions in the Treasury Regulations on RMDs require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating RMDs. This could increase the amounts required to be distributed; and

..   that if the Guaranteed benefit account value goes to zero as provided under the contract, resulting payments will be made to the plan trust and that portion of the Retirement Cornerstone(R) Series contract may not be rollover eligible.

Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants/employees who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants/employees who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.

             APPENDIX II: PURCHASE CONSIDERATIONS FOR QP CONTRACTS

Appendix III: Guaranteed benefit base examples

--------------------------------------------------------------------------------

Assuming $100,000 is invested in the Guaranteed benefit variable investment options, with no additional contributions, no transfers and no withdrawals, the Guaranteed minimum death benefit base and Guaranteed income benefit base for an owner age 60 would be calculated as follows:

--------------------------------------------------------------------------------------------------------------------------

                                   GUARANTEED MINIMUM DEATH BENEFIT                      GUARANTEED INCOME BENEFIT
                                   --------------------------------                      -------------------------

                                        ANNUAL
          GUARANTEED  RETURN OF       RATCHET TO     ROLL-UP TO                      ANNUAL
END OF     BENEFIT    PRINCIPAL         AGE 85         AGE 85        "GREATER      RATCHET TO
CONTRACT   ACCOUNT      DEATH          BENEFIT        BENEFIT       OF" BENEFIT      AGE 95    GIB ROLL-UP   GIB BENEFIT
 YEAR       VALUE    BENEFIT BASE        BASE           BASE           BASE       BENEFIT BASE BENEFIT BASE     BASE
--------------------------------------------------------------------------------------------------------------------------
   1       $103,000    $100,000/(1)/  $103,000/(2)/  $104,000       $104,000/(5)/   $103,000     $104,000    $104,000/(7)/
--------------------------------------------------------------------------------------------------------------------------
   2       $107,120    $100,000/(1)/  $107,120/(2)/  $108,160       $108,160/(5)/   $107,120     $108,160    $108,160/(7)/
--------------------------------------------------------------------------------------------------------------------------
   3       $113,547    $100,000/(1)/  $113,547/(2)/  $113,547/(4)/  $113,547/(5)/   $113,547     $113,547    $113,547/(7)/
--------------------------------------------------------------------------------------------------------------------------
   4       $120,360    $100,000/(1)/  $120,360/(2)/  $118,089       $120,360/(6)/   $120,360     $118,089    $120,360/(8)/
--------------------------------------------------------------------------------------------------------------------------
   5       $128,785    $100,000/(1)/  $128,785/(2)/  $122,813       $128,785/(6)/   $128,785     $122,813    $128,785/(8)/
--------------------------------------------------------------------------------------------------------------------------
   6       $126,210    $100,000/(1)/  $128,785/(3)/  $127,725       $128,785/(6)/   $128,785     $127,725    $128,785/(8)/
--------------------------------------------------------------------------------------------------------------------------
   7       $128,734    $100,000/(1)/  $128,785/(3)/  $132,834       $132,834/(5)/   $128,785     $132,834    $132,834/(7)/
--------------------------------------------------------------------------------------------------------------------------

The account values for contract years 1 through 7 are based on hypothetical rates of return of 3.00%, 4.00%, 6.00%, 6.00%, 7.00%, (2.00)%, and 2.00%. We
are using these rates solely to illustrate how the benefit is calculated. The rates of return bear no relationship to past or future investment results.

Your applicable death benefit in connection with the Guaranteed benefit variable investment options is equal to the Guaranteed benefit account value or the Guaranteed minimum death benefit base, if greater.

GUARANTEED MINIMUM DEATH BENEFIT

RETURN OF PRINCIPAL DEATH BENEFIT BASE

(1)At the end of contract years 1 through 7, the Return of principal death benefit base is equal to the initial contribution to the Guaranteed ben-efit variable investment options.

ANNUAL RATCHET TO AGE 85 BENEFIT BASE

(2)At the end of contract years 1 through 5, the Annual Ratchet to age 85 benefit base is equal to the current account value.

(3)At the end of contract year 6 through 7, the benefit base is equal to the Annual Ratchet to age 85 benefit base at the end of the prior year since it is higher than the current account value.

ROLL-UP TO AGE 85 BENEFIT BASE

The Annual roll-up rate for the Roll-up to age 85 benefit base is assumed to be the minimum Annual Roll-up rate, which is 4.0%.

(4)At the end of contract year 3, the Roll-up to age 85 benefit base is reset to the current account value.

"GREATER OF" DEATH BENEFIT BASE

(5)At the end of contract years 1 through 3 and 7, the benefit base is based on the Roll-Up to age 85 benefit base.

(6)At the end of contract years 4 through 6, the benefit base is based on the Annual Ratchet to age 85 benefit base.

GUARANTEED INCOME BENEFIT

GIB BENEFIT BASE

(7)At the end of contract years 1 through 3, and 7, the benefit base is based on the GIB Roll-Up benefit base.

(8)At the end of contract years 4 through 6, the benefit base is based on the Annual Ratchet to age 95 benefit base.

                                     III-1

                APPENDIX III: GUARANTEED BENEFIT BASE EXAMPLES

Appendix IV: Hypothetical illustrations

--------------------------------------------------------------------------------

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS


The following tables illustrate the changes in account values (Non-Guaranteed benefit account value and Guaranteed benefit account value), cash value and the values of the "Greater of" death benefit, the Guaranteed income benefit ("GIB"), and the Annual withdrawal amount, under certain hypothetical circumstances for the Retirement Cornerstone(R) Series contracts (Series B, Series L, Series CP(R) and Series C). The tables illustrate the operation of the contract based on a male, issue age 65, who makes a single $100,000 contribution and takes no withdrawals. Also, the tables illustrate that $60,000 is allocated to the Guaranteed benefit variable investment options, and $40,000 is allocated to the Non-Guaranteed benefit variable investment options. The amounts shown are for the beginning of each contract year and assume that all of the account values are invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying Portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.23)%, 3.77% for the Series B Guaranteed benefit variable investment options and (2.41)%, 3.59% for the Series B Non-Guaranteed benefit variable investment options; (2.58)%, 3.42% for the Series L Guaranteed benefit variable investment options and (2.76)%, 3.24% for the Series L Non-Guaranteed benefit variable investment options; (2.48)%, 3.52% for the Series CP(R) Guaranteed benefit variable investment options and (2.66)%, 3.34% for the Series CP(R) Non-Guaranteed benefit variable investment options; (2.63)%, 3.37% for the Series C Guaranteed benefit variable investment options and (2.81)%, 3.19% for the Series C Non-Guaranteed benefit variable investment options at the 0% and 6% gross annual rates, respectively.


These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your Guaranteed benefit account value annually for the "Greater of" death benefit and GIB features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect the following contract charges: the "Greater of" death benefit and GIB and any applicable administrative charge and withdrawal charge.

The values shown under "Next Year's Annual withdrawal amount" for ages 70 through 95 reflect the Annual withdrawal amount available without reducing the "Greater of" death benefit base or GIB benefit base. A "0" under the Guaranteed benefit account value column at age 95 indicates that the "Greater of" death benefit has terminated due to insufficient account value. However, the Lifetime GIB payments under the GIB have begun, and the owner is receiving lifetime payments.


With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.31% for the Guaranteed benefit variable investment options (for each Series) and of 0.56% for the Non-Guaranteed benefit variable investment options (for each Series), (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.37% for the Guaranteed benefit variable investment options (for each Series) and 0.31% for the Non-Guaranteed benefit variable investment options (for each Series) and
(3) 12b-1 fees equivalent to an effective annual rate of 0.25% for the Guaranteed benefit variable investment options (for each Series) and 0.24% for the Non-Guaranteed benefit variable investment options (for each Series). These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the Guaranteed benefit variable investment options and Non-Guaranteed benefit variable investment options, respectively. The actual rates associated with any contract will vary depending upon the actual allocation of the Total account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the prospectuses for the underlying portfolios. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Please note that in certain states, we apply annuity purchase factors that are not based on the sex of the annuitant. Upon request, we will furnish you with a personalized illustration.

                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE(R) - SERIES B
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED INCOME BENEFIT


----------------------------------------------------------------------------------------------------------

                                                             PROTECT                 GUARANTEE
                                                             -------                 ---------

             NON-GUARANTEED  GUARANTEED                                                     NEXT YEAR'S
    CONTRACT    BENEFIT        BENEFIT                    "GREATER OF"     GIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE  ACCOUNT VALUE   CASH VALUE    DEATH BENEFIT       BASE            AMOUNT
----------------------------------------------------------------------------------------------------------
               0%     6%      0%     6%     0%     6%      0%      6%      0%      6%      0%       6%
----------------------------------------------------------------------------------------------------------
65      0    40,000  40,000 60,000 60,000 93,000  93,000  60,000  60,000  60,000  60,000       0         0
----------------------------------------------------------------------------------------------------------
66      1    39,036  41,436 57,539 61,139 89,575  95,575  62,400  62,400  62,400  62,400   2,496     2,496
----------------------------------------------------------------------------------------------------------
67      2    38,095  42,924 55,088 62,276 86,183  98,199  64,896  64,896  64,896  64,896   2,596     2,596
----------------------------------------------------------------------------------------------------------
68      3    37,177  44,465 52,644 63,409 83,821 101,873  67,492  67,492  67,492  67,492   2,700     2,700
----------------------------------------------------------------------------------------------------------
69      4    36,281  46,061 50,207 64,536 80,488 104,596  70,192  70,192  70,192  70,192   2,808     2,808
----------------------------------------------------------------------------------------------------------
70      5    35,407  47,714 47,773 65,655 78,180 108,369  72,999  72,999  72,999  72,999   2,920     2,920
----------------------------------------------------------------------------------------------------------
71      6    34,553  49,427 45,341 66,763 76,895 113,191  75,919  75,919  75,919  75,919   3,037     3,037
----------------------------------------------------------------------------------------------------------
72      7    33,721  51,202 42,909 67,859 75,630 118,061  78,956  78,956  78,956  78,956   3,158     3,158
----------------------------------------------------------------------------------------------------------
73      8    32,908  53,040 40,474 68,939 73,382 121,979  82,114  82,114  82,114  82,114   3,285     3,285
----------------------------------------------------------------------------------------------------------
74      9    32,115  54,944 38,034 70,001 70,149 124,945  85,399  85,399  85,399  85,399   3,416     3,416
----------------------------------------------------------------------------------------------------------
75     10    31,341  56,917 35,588 71,041 66,929 127,958  88,815  88,815  88,815  88,815   3,553     3,553
----------------------------------------------------------------------------------------------------------
80     15    27,742  67,893 23,165 75,799 50,907 143,692 108,057 108,057 108,057 108,057   4,322     4,322
----------------------------------------------------------------------------------------------------------
85     20    24,526  80,987 10,198 79,426 34,724 160,413 131,467 131,467 131,467 131,467   5,259     5,259
----------------------------------------------------------------------------------------------------------
90     25    21,707  96,606      0 82,025 21,707 178,631       0 131,467       0 159,950 *$7,690     6,398
----------------------------------------------------------------------------------------------------------
95     30    19,211 115,238      0 83,599 19,211 198,837       0 131,467       0 194,604   7,690 **$11,676
----------------------------------------------------------------------------------------------------------


*  Payments of $7,690 will continue as lifetime payments
** Payments of at least $11,676 will continue as lifetime payments


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE(R) - SERIES L
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED INCOME BENEFIT


----------------------------------------------------------------------------------------------------------

                                                             PROTECT                 GUARANTEE
                                                             -------                 ---------

             NON-GUARANTEED  GUARANTEED                                                     NEXT YEAR'S
    CONTRACT    BENEFIT        BENEFIT                    "GREATER OF"     GIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE  ACCOUNT VALUE   CASH VALUE    DEATH BENEFIT       BASE            AMOUNT
----------------------------------------------------------------------------------------------------------
               0%     6%      0%     6%     0%     6%      0%      6%      0%      6%      0%       6%
----------------------------------------------------------------------------------------------------------
65      0    40,000  40,000 60,000 60,000 92,000  92,000  60,000  60,000  60,000  60,000       0         0
----------------------------------------------------------------------------------------------------------
66      1    38,896  41,296 57,329 60,929 88,225  94,225  62,400  62,400  62,400  62,400   2,496     2,496
----------------------------------------------------------------------------------------------------------
67      2    37,822  42,634 54,682 61,844 85,504  97,478  64,896  64,896  64,896  64,896   2,596     2,596
----------------------------------------------------------------------------------------------------------
68      3    36,779  44,015 52,056 62,745 82,835 100,760  67,492  67,492  67,492  67,492   2,700     2,700
----------------------------------------------------------------------------------------------------------
69      4    35,763  45,441 49,449 63,627 80,213 104,069  70,192  70,192  70,192  70,192   2,808     2,808
----------------------------------------------------------------------------------------------------------
70      5    34,776  46,914 46,860 64,489 81,636 111,403  72,999  72,999  72,999  72,999   2,920     2,920
----------------------------------------------------------------------------------------------------------
71      6    33,817  48,434 44,284 65,328 78,101 113,762  75,919  75,919  75,919  75,919   3,037     3,037
----------------------------------------------------------------------------------------------------------
72      7    32,883  50,003 41,720 66,141 74,604 116,144  78,956  78,956  78,956  78,956   3,158     3,158
----------------------------------------------------------------------------------------------------------
73      8    31,976  51,623 39,166 66,925 71,142 118,548  82,114  82,114  82,114  82,114   3,285     3,285
----------------------------------------------------------------------------------------------------------
74      9    31,093  53,296 36,618 67,677 67,711 120,972  85,399  85,399  85,399  85,399   3,416     3,416
----------------------------------------------------------------------------------------------------------
75     10    30,235  55,022 34,075 68,393 64,310 123,415  88,815  88,815  88,815  88,815   3,553     3,553
----------------------------------------------------------------------------------------------------------
80     15    26,257  64,533 21,330 71,298 47,587 135,831 108,057 108,057 108,057 108,057   4,322     4,322
----------------------------------------------------------------------------------------------------------
85     20    22,824  75,687  8,290 72,652 31,114 148,339 131,467 131,467 131,467 131,467   5,259     5,259
----------------------------------------------------------------------------------------------------------
90     25    19,839  88,769      0 72,503 19,839 161,271       0 131,467       0 159,950 *$7,690     6,398
----------------------------------------------------------------------------------------------------------
95     30    17,245 104,112      0 70,783 17,245 174,895       0 131,467       0 194,604   7,690 **$11,676
----------------------------------------------------------------------------------------------------------


*  Payments of $7,690 will continue as lifetime payments
** Payments of at least $11,676 will continue as lifetime payments


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE - SERIES CP(R)
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED INCOME BENEFIT


----------------------------------------------------------------------------------------------------------

                                                             PROTECT                 GUARANTEE
                                                             -------                 ---------

             NON-GUARANTEED  GUARANTEED                                                     NEXT YEAR'S
    CONTRACT    BENEFIT        BENEFIT                    "GREATER OF"     GIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE  ACCOUNT VALUE   CASH VALUE    DEATH BENEFIT       BASE            AMOUNT
----------------------------------------------------------------------------------------------------------
               0%     6%      0%     6%     0%     6%      0%      6%      0%      6%      0%       6%
----------------------------------------------------------------------------------------------------------
65      0    41,600  41,600 62,400 62,400 96,000  96,000  60,000  60,000  60,000  60,000       0         0
----------------------------------------------------------------------------------------------------------
66      1    40,493  42,989 59,729 63,464 92,223  98,453  62,400  63,454  62,400  62,400   2,496     2,496
----------------------------------------------------------------------------------------------------------
67      2    39,416  44,425 57,080 64,530 88,496 100,955  64,896  64,896  64,896  64,896   2,596     2,596
----------------------------------------------------------------------------------------------------------
68      3    38,368  45,909 54,449 65,586 85,817 104,495  67,492  67,492  67,492  67,492   2,700     2,700
----------------------------------------------------------------------------------------------------------
69      4    37,347  47,442 51,836 66,631 83,183 108,074  70,192  70,192  70,192  70,192   2,808     2,808
----------------------------------------------------------------------------------------------------------
70      5    36,354  49,027 49,236 67,663 80,590 111,690  72,999  72,999  72,999  72,999   2,920     2,920
----------------------------------------------------------------------------------------------------------
71      6    35,387  50,665 46,649 68,678 78,035 115,343  75,919  75,919  75,919  75,919   3,037     3,037
----------------------------------------------------------------------------------------------------------
72      7    34,446  52,357 44,070 69,674 75,516 119,031  78,956  78,956  78,956  78,956   3,158     3,158
----------------------------------------------------------------------------------------------------------
73      8    33,529  54,105 41,499 70,649 73,029 122,754  82,114  82,114  82,114  82,114   3,285     3,285
----------------------------------------------------------------------------------------------------------
74      9    32,637  55,913 38,933 71,598 70,570 126,511  85,399  85,399  85,399  85,399   3,416     3,416
----------------------------------------------------------------------------------------------------------
75     10    31,769  57,780 36,369 72,520 68,138 130,300  88,815  88,815  88,815  88,815   3,553     3,553
----------------------------------------------------------------------------------------------------------
80     15    27,763  68,096 23,491 76,579 51,254 144,674 108,057 108,057 108,057 108,057   4,322     4,322
----------------------------------------------------------------------------------------------------------
85     20    24,232  80,253 10,272 79,316 34,504 159,569 131,467 131,467 131,467 131,467   5,259     5,259
----------------------------------------------------------------------------------------------------------
90     25    21,172  94,581      0 80,814 21,172 175,395       0 131,467       0 159,950 *$7,690     6,398
----------------------------------------------------------------------------------------------------------
95     30    18,498 111,467      0 81,051 18,498 192,518       0 131,467       0 194,604   7,690 **$11,676
----------------------------------------------------------------------------------------------------------


*  Payments of $7,690 will continue as lifetime payments
** Payments of at least $11,676 will continue as lifetime payments


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE(R) - SERIES C
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED INCOME BENEFIT


-----------------------------------------------------------------------------------------------------------

                                                              PROTECT                 GUARANTEE
                                                              -------                 ---------

             NON-GUARANTEED  GUARANTEED                                                      NEXT YEAR'S
    CONTRACT    BENEFIT        BENEFIT                     "GREATER OF"     GIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE  ACCOUNT VALUE   CASH VALUE     DEATH BENEFIT       BASE            AMOUNT
-----------------------------------------------------------------------------------------------------------
               0%     6%      0%     6%     0%      6%      0%      6%      0%      6%      0%       6%
-----------------------------------------------------------------------------------------------------------
65      0    40,000  40,000 60,000 60,000 100,000 100,000  60,000  60,000  60,000  60,000       0         0
-----------------------------------------------------------------------------------------------------------
66      1    38,876  41,276 57,299 60,899  96,175 102,175  62,400  62,400  62,400  62,400   2,496     2,496
-----------------------------------------------------------------------------------------------------------
67      2    37,784  42,593 54,624 61,783  92,407 104,376  64,896  64,896  64,896  64,896   2,596     2,596
-----------------------------------------------------------------------------------------------------------
68      3    36,722  43,951 51,972 62,650  88,694 106,602  67,492  67,492  67,492  67,492   2,700     2,700
-----------------------------------------------------------------------------------------------------------
69      4    35,690  45,353 49,342 63,498  85,032 108,852  70,192  70,192  70,192  70,192   2,808     2,808
-----------------------------------------------------------------------------------------------------------
70      5    34,687  46,800 46,730 64,324  81,417 111,124  72,999  72,999  72,999  72,999   2,920     2,920
-----------------------------------------------------------------------------------------------------------
71      6    33,712  48,293 44,135 65,125  77,847 113,418  75,919  75,919  75,919  75,919   3,037     3,037
-----------------------------------------------------------------------------------------------------------
72      7    32,765  49,834 41,553 65,899  74,318 115,732  78,956  78,956  78,956  78,956   3,158     3,158
-----------------------------------------------------------------------------------------------------------
73      8    31,844  51,423 38,982 66,641  70,826 118,065  82,114  82,114  82,114  82,114   3,285     3,285
-----------------------------------------------------------------------------------------------------------
74      9    30,950  53,064 36,419 67,350  67,369 120,414  85,399  85,399  85,399  85,399   3,416     3,416
-----------------------------------------------------------------------------------------------------------
75     10    30,080  54,757 33,863 68,021  63,943 122,778  88,815  88,815  88,815  88,815   3,553     3,553
-----------------------------------------------------------------------------------------------------------
80     15    26,055  64,065 21,076 70,674  47,131 134,739 108,057 108,057 108,057 108,057   4,322     4,322
-----------------------------------------------------------------------------------------------------------
85     20    22,590  74,957  8,030 71,723  30,620 146,680 131,467 131,467 131,467 131,467   5,259     5,259
-----------------------------------------------------------------------------------------------------------
90     25    19,586  87,700      0 71,211  19,586 158,911       0 131,467       0 159,950 *$7,690     6,398
-----------------------------------------------------------------------------------------------------------
95     30    16,980 102,610      0 69,066  16,980 171,676       0 131,467       0 194,604   7,690 **$11,676
-----------------------------------------------------------------------------------------------------------


*  Payments of $7,690 will continue as lifetime payments
** Payments of at least $11,676 will continue as lifetime payments


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

Appendix V: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

Certain information is provided for historical purpose only. The contracts are no longer available to new purchasers.

The following information is a summary of the states where the Retirement Cornerstone(R) Series contracts or certain features and/or benefits are either not available as of the date of this Prospectus or vary from the contract's features and benefits as previously described in this Prospectus. Certain features and/or benefits may have been approved in your state after your contract was issued and cannot be added. Please contact your financial professional for more information about availability in your state.

STATES WHERE CERTAIN RETIREMENT CORNERSTONE(R) SERIES CONTRACTS' FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:

-----------------------------------------------------------------------------------
 STATE      FEATURES AND BENEFITS               AVAILABILITY OR VARIATION
-----------------------------------------------------------------------------------

CALIFORNIA  See "Your right to cancel within a  If you reside in the state of
            certain number of days" in          California and you are age 60 and
            "Contract features and benefits"    older at the time the contract is
                                                issued, you may return your
                                                Retirement Cornerstone(R) Series
                                                contract within 30 days from the
                                                date that you receive it and
                                                receive a refund as described
                                                below. This is also referred to as
                                                the "free look" period.
                                                If you allocate your entire
                                                initial contribution to the
                                                EQ/Money Market variable
                                                investment option (and/or
                                                guaranteed interest option, if
                                                available), the amount of your
                                                refund will be equal to your
                                                contribution, unless you make a
                                                transfer, in which case the amount
                                                of your refund will be equal to
                                                your account value on the date we
                                                receive your request to cancel at
                                                our processing office. This amount
                                                could be less than your initial
                                                contribution. If you allocate any
                                                portion of your initial
                                                contribution to the variable
                                                investment options (other than the
                                                EQ/Money Market variable
                                                investment option), your refund
                                                will be equal to your account
                                                value on the date we receive your
                                                request to cancel at our
                                                processing office.
                                                "RETURN OF CONTRIBUTION" FREE LOOK
                                                TREATMENT AVAILABLE THROUGH
                                                CERTAIN SELLING BROKERS-DEALERS
                                                Certain selling broker-dealers
                                                offer an allocation method
                                                designed to preserve your right to
                                                a return of your contributions
                                                during the free look period. At
                                                the time of application, you will
                                                instruct your financial
                                                professional as to how your
                                                initial contribution and any
                                                subsequent contributions should be
                                                treated for the purpose of
                                                maintaining your free look right
                                                under the contract. Please consult
                                                your financial professional to
                                                learn more about the availability
                                                of "return of contribution" free
                                                look treatment.
                                                If you choose "return of
                                                contribution" free look treatment
                                                of your contract, we will allocate
                                                your entire contribution and any
                                                subsequent contributions made
                                                during the 40 day period following
                                                the Contract Date, to the EQ/Money
                                                Market investment option. In the
                                                event you choose to exercise your
                                                free look right under the
                                                contract, you will receive a
                                                refund equal to your contributions.
                                                If you choose the "return of
                                                contribution" free look treatment
                                                and your contract is still in
                                                effect on the 40th day (or next
                                                Business Day) following the
                                                Contract Date, we will
                                                automatically reallocate your
                                                account value to the invest ment
                                                options chosen on your application.
-----------------------------------------------------------------------------------

                                      V-1

 APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
CALIFORNIA                                     Any transfers made prior to the
(CONTINUED)                                    expiration of the 30 day free
                                               look will terminate your right
                                               to "return of contribution"
                                               treatment in the event you
                                               choose to exercise your free
                                               look right under the contract.
                                               Any transfer made prior to the
                                               40th day following the Contract
                                               Date will cancel the automatic
                                               reallocation on the 40th day (or
                                               next Business Day) following the
                                               Contract Date described above.
                                               If you do not want AXA Equitable
                                               to perform this scheduled one
                                               time reallocation, you must call
                                               one of our customer service
                                               representatives at 1 (800)
                                               789-7771 before the 40th day
                                               following the Contract Date to
                                               cancel.
--------------------------------------------------------------------------------
CONNECTICUT  See "Credits" in "Contract        Credits applied to contributions
             features and benefits" (For       made within one year of death of
             Series CP(R) contracts only)      the owner (or older joint owner,
                                               if applicable) will not be
                                               recovered. However, any
                                               applicable contract withdrawal
                                               charges will continue to apply
                                               to those contributions.

             See "Transfers of ownership,      If you elect the GIB, you may
             collateral assignments, loans     not change ownership or assign
             and borrowing" in "More           the GIB or the contract to an
             information"                      institution (such as business
                                               trusts, corporations, joint
                                               stock associations, part
                                               nerships, limited liability
                                               companies and other legal
                                               entities).
--------------------------------------------------------------------------------
FLORIDA      See "How you can purchase and     In the third paragraph of this
             contribute to your con tract" in  section, item (ii) regarding the
             "Contract features and benefits"  $2,500,000 limitation on
             and "Appendix IX"                 contributions is deleted. The
                                               remainder of this section is
                                               unchanged.

             See "Credits" in "Contract        The following information
             features and benefits" (For       replaces the second bullet of
             Series CP(R) contracts only)      the final set of bullets in this
                                               section:
                                               .   You may annuitize your
                                                   contract after twelve
                                                   months, however, if you
                                                   elect to receive annuity
                                                   payments within five years
                                                   of the contract date, we
                                                   will recover the credit that
                                                   applies to any contribution
                                                   made in that five years. If
                                                   you start receiving annuity
                                                   payments after five years
                                                   from the contract date and
                                                   within three years of making
                                                   any contribution, we will
                                                   recover the credit that
                                                   applies to any contribution
                                                   made within the prior three
                                                   years.

             See "Your right to cancel within  If you reside in the state of
             a certain number of days" in      Florida, you may cancel your
             "Contract features and benefits"  variable annuity contract and return it to us within 21 days
                                               from the date that you receive
                                               it. You will receive an
                                               unconditional refund equal to
                                               the greater of the cash
                                               surrender value provided in the
                                               annuity contract, plus any fees
                                               or charges deducted from the
                                               contributions or imposed under
                                               the contract, or a refund of all
                                               contributions paid.

             See "Selecting an annuity payout  The following sentence replaces
             option" under "Your annuity       the first sentence of the second
             payout options" in "Accessing     paragraph in this section:
             your money"

                                               You can choose the date annuity
                                               payments begin but it may not be
                                               earlier than twelve months from
                                               the Retirement Cornerstone(R)
                                               Series contract date.

             See "Withdrawal charge" in        If you are age 65 or older at
             "Charges and expenses"            the time your contract is
                                               issued, the applicable
                                               withdrawal charge will not
                                               exceed 10% of the amount
                                               withdrawn. In addition, no
                                               charge will apply after the end
                                               of the 10th contract year or 10
                                               years after a contribution is
                                               made, whichever is later.
--------------------------------------------------------------------------------

                                      V-2

 APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

----------------------------------------------------------------------------------
 STATE         FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
----------------------------------------------------------------------------------
IDAHO          See "Your right to cancel within  If you reside in the state of
               a certain number of days" in      Idaho, you may return your
               "Contract features and benefits"  Retirement Cornerstone(R) Series contract within 20 days from the
                                                 date that you receive it and
                                                 receive a refund of your initial
                                                 contribution.
----------------------------------------------------------------------------------
ILLINOIS       See "Credits" in "Contract        The following information
               features and benefits" (For       replaces the second bullet of
               Series CP(R) contracts only)      the final set of bullets in this
                                                 section:
                                                 .   You may annuitize your
                                                     contract after twelve
                                                     months, however, if you
                                                     elect to receive annuity
                                                     payments within five years
                                                     of the contract date, we
                                                     will recover the credit that
                                                     applies to any contribution
                                                     made in the first five
                                                     years. If you start
                                                     receiving annuity payments
                                                     after five years from the
                                                     contract date and within
                                                     three years of making any
                                                     contribution, we will
                                                     recover the credit that
                                                     applies to any contribution
                                                     made within the prior three
                                                     years.

               See "Selecting an annuity payout  The following sentence replaces
               option" under "Your annuity       the first sentence of the second
               payout options" in "Accessing     paragraph in this section:
               your money"
                                                 You can choose the date annuity
                                                 payments begin but it may not be
                                                 earlier than twelve months from
                                                 your Retirement Cornerstone(R)
                                                 Series contract date.
----------------------------------------------------------------------------------
MARYLAND       See "Free withdrawal amount"      The 10% free withdrawal amount
               under "Withdrawal charge" in      applies to full surrenders.
               "Charges and expenses"
----------------------------------------------------------------------------------
MASSACHUSETTS  See "Annual administrative        The annual administrative charge
               charge" under "Charges that AXA   will not be deducted from
               Equitable deducts" in "Charges    amounts allocated to the
               and expenses"                     guaranteed interest option.
               See "Disability, terminal         This section is deleted in its
               illness or confinement to         entirety.
               nursing home" under "Withdrawal
               charge" in "Charges and expenses"
               See "Appendix IV: Hypothetical    The annuity purchase factors are
               illustrations"                    applied on a unisex basis in
                                                 determining the amount payable
                                                 under a Guaranteed benefit.
----------------------------------------------------------------------------------
MINNESOTA      See "Your right to cancel within  If you reside in the state of
               a certain number of days" in      Minnesota at the time the con
               "Contract features and benefits"  tract is issued, you may return your Retirement Cornerstone(R)
                                                 Series contract within 10 days
                                                 from the date that you receive a
                                                 refund equal to the sum of (a)
                                                 the difference between the
                                                 contributions made and the
                                                 amounts allocated to any
                                                 investment option and (b) the
                                                 Total account value in any
                                                 investment option on the date
                                                 your Retirement Cornerstone(R)
                                                 Series contract is received by
                                                 our processing office or your
                                                 financial professional. Such
                                                 amount will be paid within 10
                                                 days after we receive notice of
                                                 cancellation and the Retirement
                                                 Cornerstone(R) Series contract.

               See "Free withdrawal amount"      The 10% free withdrawal amount
               under "Withdrawal charge" in      applies to full surrenders.
               "Charges and expenses"
----------------------------------------------------------------------------------
MISSISSIPPI    See under "Types of contracts"    Not available in all series.
               on the cover and throughout this
               Prospectus QP (defined
               contribution and defined
               benefit) contracts

               See "How you can purchase and     Additional contributions can
               contribute to your con tract" in  only be made within the first
               "Contract features and benefits"  year after the contract issue
               (Not applicable to Series C       date.
               contracts)
               See "Free withdrawal amount"      The 10% free withdrawal amount
               under "Withdrawal charge" in      applies to full surrenders.
               "Charges and expenses"
----------------------------------------------------------------------------------
MONTANA        See "Appendix IV: Hypothetical    The annuity purchase factors are
               illustrations"                    applied on a unisex basis in
                                                 determining the amount payable
                                                 under a Guaranteed benefit.
----------------------------------------------------------------------------------

                                      V-3

 APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

-------------------------------------------------------------------------------
 STATE    FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------
NEW YORK  Guaranteed interest option (For   Not available
          Series CP(R) contracts only)

          Investment simplifier --          Not available
          Fixed-dollar option and Interest
          sweep option (For Series CP(R)
          contracts only)

          Roll-up to age 85 benefit base    Not available

          "Greater of" death benefit        Not available
          benefit base

          "Greater of" death benefit        The "Greater of" death benefit
                                            is not available. The only
                                            optional Guaranteed minimum
                                            death benefits available in New
                                            York are the Annual Ratchet and
                                            the Return of Principal
                                            Guaranteed minimum death
                                            benefits.

          Annual Ratchet to age 95 benefit  All references to this feature
          base                              are replaced with Annual Ratchet
                                            to age 90 benefit base.

          Roll-up to age 95 benefit base    All references to this feature
          ("GIB Roll-up benefit base")      are replaced with GIB Roll-up to
                                            age 90 benefit base. If you
                                            elect the GIB, your GIB Roll-up
                                            to age 90 benefit base stops
                                            rolling up on the contract date
                                            anniversary following the
                                            owner's (or older joint owner's,
                                            if applicable) 90th birthday.

          GIB benefit base                  The GIB benefit base is equal to
                                            the greater of the GIB Roll-up
                                            to age 90 benefit base and the
                                            Annual Ratchet to age 90 benefit
                                            base.

          "Indication of Intent" (For       The "Indication of Intent"
          Series CP(R) contracts only)      approach to first year
                                            contributions in connection with
                                            the contribution crediting rate
                                            is not available.

          Issue age if GIB is elected       FOR SERIES B, SERIES L AND
                                            SERIES C CONTRACTS:
                                               Issue age: 45-75

                                            FOR SERIES CP(R) CONTRACTS:
                                               Issue age: 45-70

          See "Guaranteed minimum death     The charge for the Annual
          benefit charge" in "Fee table"    Ratchet death benefit is 0.35%
          and "Annual Ratchet death         and cannot be increased.
          benefit" under "Charges that AXA
          Equitable deducts" in "Charges
          and expenses"

          See "Credits" in "Contract        If the owner (or older joint
          features and benefits" (For       owner, if applicable) dies
          Series CP(R) contracts only)      during the one-year period
                                            following our receipt of a
                                            contribution to which a credit
                                            was applied, we will recover all
                                            or a portion of the amount of
                                            such Credit from the account
                                            value, based on the number of
                                            full months that elapse between
                                            the time we receive the
                                            contribution and the owner's (or
                                            older joint owner's, if
                                            applicable) death, as follows:

                       Number of  Percentage of
                        Months       Credit
                        ------       ------
                           0          100%
                           1          100%
                           2           99%
                           3           98%
                           4           97%
                           5           96%
                           6           95%
                           7           94%
                           8           93%
                           9           92%
                          10           91%
                          11           90%
                          12           89%

                       We will not recover the credit on subsequent contributions made within 3 years prior to annuitization.
----------------------------------------------------------------------------------

                                      V-4

 APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------------------
             FEATURES AND
 STATE       BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------------------
NEW YORK     See "Guaranteed      The GIB Roll-up to age 90 benefit base: There are caps on
(CONTINUED)  minimum death        the GIB Roll-up to age 90 benefit base, which are
             benefit and          percentages of the total contributions.
             Guaranteed income
             benefit base" in
             "Contract features
             and benefits"

                       Issue ages  Cap Amount
                       ----------  ----------
                       55+         no cap on benefit base
                       50-54       350% cap on benefit base
                       45-49       200% cap on benefit base

                                                            The cap is determined by the age of the owner at issue. If the contract is issued at age 55 or greater, there is no cap. If the contract is issued at ages younger than age 55, the cap percentage is set at issue and does not change for the life of the contract, unless there is a reset at age 55 or greater. If there is a reset at age 55 or greater, there is no cap,
                                                            regardless of the age of the owner at issue. The caps for the
                                                            GIB Roll-up to age 90 benefit base are: 200% for ages 45-
                                                            49 and 350% for ages 50-54. Should there be a reset prior
                                                            to age 55, the GIB Roll-up to age 90 benefit base amount
                                                            will be capped at the cap percentage at issue times the
                                                            Guaranteed benefit account value at time of reset, plus all contributions and transfers made to the Guaranteed benefit account value after the reset. Neither a reset nor
                                                            withdrawals will lower the cap amount. The Annual Ratchet
                                                            to age 90 benefit base does not have a cap.
  See "GIB Roll-up benefit base and Roll-up to age 85       Your Roll-up benefit base(s) will automatically reset to
  benefit base reset" under "Guaranteed minimum death       equal the Guaranteed benefit account value, if higher,
  benefit and Guaranteed income benefit base" in "Contract  every three contract years from your contract issue date, up
  features and benefits"                                    to the contract date anniversary following:
                                                            your 85th birthday (for the Annual Ratchet to age 85
                                                               benefit base), or
                                                            your 90th birthday (for the GIB Roll-up to age 90
                                                               benefit base).

  See "How withdrawals affect your Guaranteed benefits"     EFFECT OF WITHDRAWALS ON YOUR GIB BENEFIT BASE
  and "Guaranteed income benefit" in "Contract features     The effect of withdrawals on the GIB Roll-up to age 90
  and benefits"                                             benefit base and the Annual Ratchet to age 90 benefit base is on a pro rata basis during the first contract year.
                                                            Beginning in the second contract year, withdrawals up to
                                                            the Annual withdrawal amount will not reduce the GIB
                                                            Roll-up to age 90 benefit base. Beginning in the second
                                                            contract year, the effect of withdrawals on the Annual
                                                            Ratchet to age 90 benefit base will be on a dollar-for-dollar basis up to the Annual withdrawal amount in each contract
                                                            year. The portion of any withdrawal that causes the sum of all withdrawals in a contract year to exceed the Annual
                                                            withdrawal amount and any other withdrawals in that
                                                            same contract year will reduce the GIB benefit base on a
                                                            pro rata basis.
                                                            Beginning in the first contract year, for withdrawals taken from your Guaranteed benefit account value through the Automatic
                                                            Required Minimum Distribution "RMD" service, the GIB Roll-
                                                            up to age 90 benefit base and Annual Ratchet to age 90
                                                            benefit base will be reduced on a dollar-for-dollar basis.
-----------------------------------------------------------------------------------------------------------------------------

                                      V-5

 APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

-----------------------------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS                                 AVAILABILITY OR VARIATION
-----------------------------------------------------------------------------------------------------
NEW YORK                                                           EFFECT OF WITHDRAWALS ON YOUR
(CONTINUED)                                                        ANNUAL RATCHET TO AGE 85
                                                                   BENEFIT BASE (IF ELECTED WITH
                                                                   GIB)
                                                                   If you elect the GIB with the
                                                                   Annual Ratchet death benefit,
                                                                   withdrawals will reduce the
                                                                   Annual Ratchet to age 85
                                                                   bene-fit base on a pro rata
                                                                   basis during the first contract
                                                                   year.
                                                                   Beginning in the second
                                                                   contract year, withdrawals will
                                                                   reduce the Annual Ratchet to
                                                                   age 85 benefit base on a
                                                                   dollar-for-dollar basis up to
                                                                   the Annual withdrawal amount in
                                                                   each contract year. The portion
                                                                   of any withdrawal that causes
                                                                   the sum of all withdrawals in a
                                                                   contract year to exceed the
                                                                   Annual withdrawal amount and
                                                                   any other with drawals in that
                                                                   same contract year will reduce
                                                                   the Annual Ratchet to age 85
                                                                   benefit base on a pro rata
                                                                   basis.
                                                                   Beginning in the first contract
                                                                   year, for withdrawals taken
                                                                   from the Guaranteed benefit
                                                                   account value through the
                                                                   Automatic RMD service, the
                                                                   Annual Ratchet to age 85
                                                                   benefit base will be reduced on
                                                                   a dollar-for-dollar basis.
                                                                   EFFECT OF WITHDRAWALS ON YOUR
                                                                   ANNUAL RATCHET TO AGE 85
                                                                   BENEFIT BASE (IF ELECTED
                                                                   WITHOUT THE GIB)
                                                                   If you elect the Annual Ratchet
                                                                   death benefit without the GIB,
                                                                   withdrawals (including any
                                                                   applicable withdrawal charges)
                                                                   will always reduce the Annual
                                                                   Ratchet to age 85 benefit base
                                                                   on a pro rata basis.
             See "75 Day rate lock-in" under "Guaranteed income    If your initial contribution is
             benefit" in "Contract features and benefits"          received within 90 days of the
                                                                   date you sign your application,
                                                                   your initial Annual Roll-up
                                                                   rate will be the greater of the
                                                                   rate in effect on the date of
                                                                   the application or the rate in
                                                                   effect on the date your con
                                                                   tract is issued. If we do not
                                                                   receive your initial
                                                                   contribution within 90 days of
                                                                   the date you sign your
                                                                   application, your initial
                                                                   Annual Roll-up rate will be the
                                                                   rate in effect on the date we
                                                                   issue your contract.

             See "Lifetime GIB payments" under "Guaranteed income  The GIB guarantees annual
             benefit" in "Contract features and benefits"          lifetime payments (''Lifetime
                                                                   GIB payments''), which will
                                                                   begin at the earliest of:
                                                                   (i)the contract date
                                                                      anniversary following the
                                                                      date your Guaranteed benefit
                                                                      account value falls to zero
                                                                      (except as the result of an
                                                                      Excess withdrawal);

                                                                   (ii)the contract date
                                                                       anniversary following your
                                                                       90th birthday; and

                                                                   (iii)your contract's maturity
                                                                        date.

                                                                      Your Lifetime GIB payments
                                                                      are calculated by applying a
                                                                      percentage to your GIB
                                                                      benefit base. If your
                                                                      Guaranteed benefit account
                                                                      value is zero, we will use
                                                                      your GIB benefit base as of
                                                                      the day your account value
                                                                      was reduced to zero. The
                                                                      percentage is based on your
                                                                      age (or for Joint life
                                                                      contracts, the age of the
                                                                      younger spouse), as follows:

       Age              Single Life                    Joint Life
       ---              -----------                    ----------
    Up to 85                4%                            3.25%
      86-90                 5%                             4%
----------------------------------------------------------------------------

                                      V-6

 APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

----------------------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS                                   AVAILABILITY OR VARIATION
----------------------------------------------------------------------------------------------
NEW YORK     See "The amount applied to purchase an annuity payout   The amount applied to
(CONTINUED)  option" under "Your annuity payout option" in           the annuity benefit is
             "Accessing your money"(Applicable under Series CP(R)    the greater of the cash
             contracts only)                                         value or 95% of what the
                                                                     account value would be
                                                                     if no withdrawal charge
                                                                     applied.

             See "Selecting an annuity payout option" under "Your    The earliest date
             annuity payout option" in "Accessing your money" (For   annuity payments may
             Series CP(R) contracts only)                            begin is 13 months from
                                                                     the issue date.

             See "Annuity maturity date" under "Your annuity payout  Your contract has a
             option" in "Accessing your money"                       maturity date by which
                                                                     you must either take a
                                                                     lump sum withdrawal or
                                                                     select an annuity payout
                                                                     option.

                                                                     FOR SERIES B, SERIES L
                                                                     AND SERIES C CONTRACTS:

                                                                     The maturity date is the
                                                                     contract date
                                                                     anniversary that follows
                                                                     the annuitant's
                                                                     birthday, as follows:

                              Maximum
    Issue Age                 Annuitization age
    ---------                 -----------------
    0-80                      90
    81                        91
    82                        92
    83                        93
    84                        94
    85                        95

                                                                                    FOR SERIES CP(R)
                                                                                    CONTRACTS:

                                                                                    The maturity date is the
                                                                                    contract date
                                                                                    anniversary that follows
                                                                                    the annuitant's 90th
                                                                                    birthday.

                        See "Charges and expenses"                                  Deductions of charges
                                                                                    from the guaranteed
                                                                                    interest option are not
                                                                                    permitted.

                        See "Transfers of ownership, collateral assignments, loans  Collateral assignments
                        and borrowing" in "More information"                        are not limited to the
                                                                                    period prior to the
                                                                                    first contract date
                                                                                    anniversary. You may
                                                                                    assign all or a portion
                                                                                    of the value of your NQ
                                                                                    contract at any time,
                                                                                    pursuant to the terms
                                                                                    described in this
                                                                                    Prospectus.
-------------------------------------------------------------------------------------------------------------
OREGON                  QP contracts                                                Not Available
(Applicable under
Series B, Series L and  Automatic investment program                                Not Available
Series CP(R) contracts
only)                   See "We require that the following types of                 The following is added:
                        communications be on specific forms we provide for that     (18) requests for
                        purpose:" in "Who is AXA Equitable?"                        required minimum
                                                                                    distributions, other
                                                                                    than pursuant to our
                                                                                    automatic RMD service.

                        See "How you can purchase and contribute to your con        Additional contributions
                        tract" in "Contract features and benefits" and              are limited to the first
                        "Appendix IX"                                               year after the contract
                                                                                    issue date only.
                                                                                    Additional contributions
                                                                                    are not permitted to
                                                                                    Series B or Series L
                                                                                    Inherited IRA con-
                                                                                    tracts, even from
                                                                                    properly titled sources.

                        See "Credits" in "Contract features and benefits" (For      The last sentence of the
                        Series CP(R) contracts only)                                first paragraph is
                                                                                    deleted. A credit will
                                                                                    be applied in connection
                                                                                    with a partial
                                                                                    conversion of a
                                                                                    Traditional IRA contract
                                                                                    to a Roth IRA contract.
-------------------------------------------------------------------------------------------------------------

                                      V-7

 APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
OREGON       See "Lifetime required minimum    The following replaces the last
(CONTINUED)  distribution withdrawals" under   paragraph: We generally will not
             "Withdrawing your account value"  impose a withdrawal charge on
             in "Accessing your money"         minimum distribution withdrawals
                                               even if you are not enrolled in
                                               our automatic RMD service,
                                               except if, when added to a lump
                                               sum withdrawal previously taken
                                               in the same contract year, the
                                               minimum distribution withdrawals
                                               exceed the free withdrawal
                                               amount. In order to avoid a
                                               withdrawal charge in connection
                                               with minimum distribution
                                               withdrawals outside of our
                                               automatic RMD service, you must
                                               notify us using our withdrawal
                                               request form. Such minimum
                                               distribution withdrawals must be
                                               based solely on your contract's
                                               Total account value.

             See "Selecting an annuity payout  You can choose the date annuity
             option" under "Your annuity       payments begin, but it may not
             payout options" in "Accessing     be earlier than seven years from
             your money"                       the Series B contract issue
                                               date, four years from the Series
                                               L contract issue date, or nine
                                               years from the Series CP(R)
                                               contract issue date.

                                               If the payout annuity benefit is
                                               based on the age or sex of the
                                               owner and/or annuitant, and that
                                               information is later found not
                                               to be correct, we will adjust
                                               the payout annuity benefit on
                                               the basis of the correct age or
                                               sex. We will adjust the number
                                               or amount of payout annuity
                                               benefit payments, or any amount
                                               of the payout annuity benefit
                                               payments, or any amount used to
                                               provide the payout annuity
                                               benefit, or any combination of
                                               these approaches. If we have
                                               overpaid you, we will charge
                                               that overpayment against future
                                               payments, while if we have
                                               underpaid you, we will add
                                               additional amounts to future
                                               payments. Our liability will be
                                               limited to the correct
                                               information and the actual
                                               amounts used to provide the
                                               benefits.

             See "Disability, terminal         Items (i) and (iii) under this
             illness, or confinement to        section are deleted in
             nursing home" under "Withdrawal   their entirety.
             charge" in "Charges and expenses"

             See "Misstatement of age" in      The following replaces the first
             "More information"                paragraph:
                                               If the age of any person upon
                                               whose life an optional
                                               Guaranteed minimum death benefit
                                               depends has been misstated, any
                                               benefits will be those which
                                               would have been purchased at the
                                               correct age. Therefore, if an
                                               optional Guaranteed minimum
                                               death benefit rider was elected
                                               by such person, the optional
                                               Guaranteed minimum death benefit
                                               rider will be adjusted based on
                                               the correct age.

             See "Transfers of ownership,      Collateral assignments are not
             collateral assignments, loans     limited to the period prior to
             and borrowing" in "More           the first contract date
             information"                      anniversary. You may assign all
                                               or a portion of the value of
                                               your NQ contract at any time,
                                               pursuant to the terms described
                                               in this Prospectus.
--------------------------------------------------------------------------------
PUERTO RICO  IRA and Roth IRA                  Available for direct rollovers
                                               from U.S. source 401(a) plans
                                               and direct transfers from the
                                               same type of U.S. source IRAs.

             QP (Defined Benefit) contracts    Not Available
             (For Series B, Series CP(R) and
             Series L contracts only)

             See "Purchase considerations for  We do not offer Retirement
             a charitable remainder trust"     Cornerstone(R) Series contracts
             under "Owner and annuitant        to charitable remainder trusts
             requirements" in "Contract        in Puerto Rico.
             features and benefits"
             See "How you can contribute to    Specific requirements for
             your contract" in "Contract       purchasing QP contracts in
             features and benefits" and        Puerto Rico are outlined below
             "Appendix IX" (For Series B,      in "Purchase considerations for
             Series CP(R) and Series L         QP (Defined Contribution)
             contracts only)                   contracts in Puerto Rico".
--------------------------------------------------------------------------------

                                      V-8

 APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
PUERTO RICO  See "Guaranteed income benefit"   Restrictions for the GIB on a
(CONTINUED)  in "Contract features and         Puerto Rico QPDC contract are
             benefits" (For Series B, Series   described below, under "Purchase
             CP/SM /and Series L contracts     considerations for QP (Defined
             only)                             Contribution) contracts in
                                               Puerto Rico", and in your
                                               contract.

             See "Lifetime required minimum    This option is not available
             distribution withdrawals" under   with QPDC contracts.
             "Withdrawing your account value"
             in "Accessing your money" (For
             Series B, Series CP(R) and
             Series L contracts only)

             See "Transfers of ownership,      Transfers of ownership of QP
             collateral assignments, loans     contracts are governed by Puerto
             and borrowing" in "More           Rico law. Please consult your
             information" (For Series B,       tax, legal or plan advisor if
             Series CP(R) and Series L         you intend to transfer ownership
             contracts only)                   of your contract.

             "Purchase considerations for QP   PURCHASE CONSIDERATIONS FOR QP
             (Defined Contribution) contracts  (DEFINED CONTRIBUTION) CONTRACTS
             in Puerto Rico"--this section     IN PUERTO RICO:
             replaces "Appendix I: Purchase    Trustees who are considering the
             considerations for QP             purchase of a Retirement
             contracts" in this Prospectus.    Cornerstone/SM/ Series QP
             (For Series B, Series CP(R) and   contract in Puerto Rico should
             Series L contracts only)          discuss with their tax, legal
                                               and plan advisors whether this
                                               is an appropriate investment
                                               vehicle for the employer's plan.
                                               Trustees should consider whether
                                               the plan provisions permit the
                                               investment of plan assets in the
                                               QP contract, the Guaranteed
                                               income benefit, and the payment
                                               of death benefits in accordance
                                               with the requirements of Puerto
                                               Rico income tax rules. The QP
                                               contract and this Prospectus
                                               should be reviewed in full, and
                                               the following factors, among
                                               others, should be noted.

                                               LIMITS ON CONTRACT OWNERSHIP:
                                               .   The QP contract is offered
                                                   only as a funding vehicle to
                                                   qualified plan trusts of
                                                   single participant defined
                                                   contribution plans that are
                                                   tax-qualified under Puerto
                                                   Rico law, not United States
                                                   law. The contract is not
                                                   available to US qualified
                                                   plans or to defined benefit
                                                   plans qualifying under
                                                   Puerto Rico law.

                                               .   The QP contract owner is the
                                                   qualified plan trust. The
                                                   annuitant under the contract
                                                   is the self-employed Puerto
                                                   Rico resident, who is the
                                                   sole plan participant.

                                               .   This product should not be
                                                   purchased if the self-
                                                   employed individual
                                                   anticipates having
                                                   additional employees become
                                                   eligible for the plan. We
                                                   will not allow additional
                                                   contracts to be issued for
                                                   participants other than the
                                                   original business owner.

                                               .   If the business that
                                                   sponsors the plan adds
                                                   another employee, no further
                                                   contributions may be made to
                                                   the contract. If the
                                                   employer moves the funds to
                                                   another funding vehicle that
                                                   can accommodate more than
                                                   one employee, this move
                                                   could result in surrender
                                                   charges, if applicable, and
                                                   the loss of guaranteed
                                                   benefits in the contract.

                                               LIMITS ON CONTRIBUTIONS:
                                               .   All contributions must be
                                                   direct transfers from other
                                                   investments within an
                                                   existing qualified plan
                                                   trust.

                                               .   Employer payroll
                                                   contributions are not
                                                   accepted.

                                               .   Only one additional transfer
                                                   contribution may be made per
                                                   contract year.

                                               .   Checks written on accounts
                                                   held in the name of the
                                                   employer instead of the plan
                                                   or the trustee will not be
                                                   accepted.
--------------------------------------------------------------------------------

                                      V-9

 APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
PUERTO RICO                                    .   As mentioned above, if a new
(CONTINUED)                                        employee becomes eligible
                                                   for the plan, the trustee
                                                   will not be permitted to
                                                   make any further
                                                   contributions to the
                                                   contract established for the
                                                   original business owner.

                                               LIMITS ON PAYMENTS:
                                               .   Loans are not available
                                                   under the contract.

                                               .   All payments are made to the
                                                   plan trust as owner, even
                                                   though the plan
                                                   participant/annuitant is the
                                                   ultimate recipient of the
                                                   benefit payment.

                                               .   AXA Equitable does no tax
                                                   reporting or withholding of
                                                   any kind. The plan
                                                   administrator or trustee
                                                   will be solely responsible
                                                   for performing or providing
                                                   for all such services.

                                               .   AXA Equitable does not offer
                                                   contracts that qualify as
                                                   IRAs under Puerto Rico law.
                                                   The plan trust will exercise
                                                   the GIB and must continue to
                                                   hold the supplementary
                                                   contract for the duration of
                                                   the GIB payments.

                                               PLAN TERMINATION:
                                               .   If the plan participant
                                                   terminates the business, and
                                                   as a result wishes to
                                                   terminate the plan, the
                                                   trust would have to be kept
                                                   in existence to receive
                                                   payments. This could create
                                                   expenses for the plan.

                                               .   If the plan participant
                                                   terminates the plan and the
                                                   trust is dissolved, or if
                                                   the plan trustee (which may
                                                   or may not be the same as
                                                   the plan participant) is
                                                   unwilling to accept payment
                                                   to the plan trust for any
                                                   reason, AXA Equitable would
                                                   have to change the contract
                                                   from a Puerto Rico QP to NQ
                                                   in order to make payments to
                                                   the individual as the new
                                                   owner. Depending on when
                                                   this occurs, it could be a
                                                   taxable distribution from
                                                   the plan, with a potential
                                                   tax of the entire account
                                                   value of the contract.
                                                   Puerto Rico income tax
                                                   withholding and reporting by
                                                   the plan trustee could apply
                                                   to the distribution
                                                   transaction.

                                               .   If the plan trust is
                                                   receiving GIB payments and
                                                   the trust is subsequently
                                                   terminated, transforming the
                                                   contract into an
                                                   individually owned NQ
                                                   contract, the trustee would
                                                   be responsible for the
                                                   applicable Puerto Rico
                                                   income tax withholding and
                                                   reporting on the present
                                                   value of the remaining
                                                   annuity payment stream.

                                               .   AXA Equitable is a U.S.
                                                   insurance company, therefore
                                                   distributions under the NQ
                                                   contract could be subject to
                                                   United States taxation and
                                                   withholding on a "taxable
                                                   amount not determined" basis.
--------------------------------------------------------------------------------

                                     V-10

 APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

---------------------------------------------------------------------------------
 STATE        FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
---------------------------------------------------------------------------------
PUERTO RICO   Tax information -- special rules  Income from NQ contracts we
(CONTINUED)   for NQ contracts                  issue is U.S. source. A Puerto
                                                Rico resident is subject to U.S.
                                                taxation on such U.S. source
                                                income. Only Puerto Rico source
                                                income of Puerto Rico residents
                                                is excludable from U.S.
                                                taxation. Income from NQ
                                                contracts is also subject to
                                                Puerto Rico tax. The calculation
                                                of the taxable portion of
                                                amounts distributed from a con-
                                                tract may differ in the two
                                                jurisdictions. Therefore, you
                                                might have to file both U.S. and
                                                Puerto Rico tax returns, showing
                                                different amounts of income from
                                                the contract for each tax
                                                return. Puerto Rico generally
                                                provides a credit against Puerto
                                                Rico tax for U.S. tax paid.
                                                Depending on your personal
                                                situation and the timing of the
                                                different tax liabilities, you
                                                may not be able to take full
                                                advantage of this credit.
                                                We require owners or
                                                beneficiaries of annuity
                                                contracts in Puerto Rico which
                                                are not individuals to document
                                                their status to avoid 30% FATCA
                                                withholding from U.S.-source
                                                income.
---------------------------------------------------------------------------------
RHODE ISLAND  See "Your right to cancel within  If you reside in the state of
              a certain number of days" in      Rhode Island at the time the
              "Contract features and benefits"  contract is issued, you may return your Retirement Corner
                                                stone(R) Series contract within
                                                20 days from the date that you
                                                receive it and receive a refund
                                                of your contribution.
---------------------------------------------------------------------------------
TEXAS         See "Annual administrative        The annual administrative charge
              charge" in "Charges and expenses" will not be deducted from amounts allocated to the
                                                Guaranteed interest option.

              See "How you can purchase and     The $2,500,000 limitation on the
              contribute to your contract" in   sum of all contributions under
              "Contract features and benefits"  all AXA Equitable annuity accumulation contracts with the
                                                same owner or annuitant does not
                                                apply.

              See "Disability, terminal         There is no 12 month waiting
              illness or confinement to         period following a con-tribution
              nursing home" in "Charges and     for the Six Month Life
              expenses" (For Retirement         Expectancy Waiver. The
              Cornerstone(R) Series B, Series   withdrawal charge can be waived
              L, and Series CP(R) only)         even if the condition begins
                                                within 12 months of the
                                                remittance of the con-tribution.
---------------------------------------------------------------------------------
WASHINGTON    See "Guaranteed interest option"  The guaranteed interest option
              under "What are my investment     is not available. All references
              options under the contract" in    to the guaranteed interest
              "Contract features and benefits"  option throughout this
                                                Prospectus should be disregarded.

              See "Investment simplifier"       Investment simplifier -- Fixed
              under "Dollar cost averaging" in  dollar option and Interest sweep
              "Contract features and benefits"  option are not available.

              See "Guaranteed minimum death     The "Greater of" death benefit
              benefits" under "Death benefit"   is not available. The only
              in "Contract features and         optional Guaranteed minimum
              benefits"                         death benefits available in
                                                Washington are the Annual
                                                Ratchet to age 85 and the Return
                                                of Principal Guaranteed minimum
                                                death benefits.

              See "Guaranteed benefit charges"  The charge for the Annual
              under "Charges and expenses"      Ratchet death benefit is 0.35%.
---------------------------------------------------------------------------------

                                     V-11

 APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
WASHINGTON   See "How withdrawals affect your  EFFECT OF WITHDRAWALS ON YOUR
(CONTINUED)  Guaranteed benefits" in           GIB BENEFIT BASE
             "Contract features and benefits"  The effect of withdrawals on both the GIB Roll-up benefit
                                               base and the Annual Ratchet to
                                               age 95 benefit base is on a pro
                                               rata basis during the first
                                               contract year. Beginning in the
                                               second contract year, the effect
                                               of withdrawals on the Annual
                                               Ratchet to age 95 benefit base
                                               will be on a dollar- for-dollar
                                               basis up to the Annual
                                               withdrawal amount in each
                                               contract year. The portion of
                                               any withdrawal that causes the
                                               sum of all withdrawals in a
                                               contract year to exceed the
                                               Annual withdrawal amount and any
                                               other withdrawals in that same
                                               contract year will reduce the
                                               Annual Ratchet to age 95 benefit
                                               base on a pro rata basis.

                                               Beginning in the first contract
                                               year, for withdrawals taken from
                                               your Guaranteed benefit account
                                               value through the automatic
                                               Required Minimum Distribution
                                               "RMD" withdrawal program, the
                                               GIB Roll-up benefit base and
                                               Annual Ratchet to age 95 benefit
                                               base will be reduced on a
                                               dollar- for-dollar basis.
                                               EFFECT OF WITHDRAWALS ON YOUR
                                               ANNUAL RATCHET TO AGE 85 BENEFIT
                                               BASE (IF ELECTED WITH GIB)

                                               If you elect the GIB with the
                                               Annual Ratchet death benefit,
                                               withdrawals will reduce the
                                               Annual Ratchet to age 85 benefit
                                               base on a pro rata basis during
                                               the first contract year.
                                               Beginning in the second contract
                                               year, withdrawals will reduce
                                               the Annual Ratchet to age 85
                                               benefit base on a
                                               dollar-for-dollar basis up to
                                               the Annual withdrawal amount in
                                               each contract year. The portion
                                               of any withdrawal that causes
                                               the sum of all withdrawals in a
                                               contract year to exceed the
                                               Annual withdrawal amount and any
                                               other withdrawals in that same
                                               contract year will reduce the
                                               Annual Ratchet to age 85 benefit
                                               base on a pro rata basis.

                                               Beginning in the first contract
                                               year, for withdrawals taken from
                                               the Guaranteed benefit account
                                               value through the automatic
                                               Required Minimum Distribution
                                               withdrawal pro- gram, the Annual
                                               Ratchet to age 85 benefit base
                                               will be reduced on a
                                               dollar-for-dollar basis.

                                               EFFECT OF WITHDRAWALS ON YOUR
                                               ANNUAL RATCHET TO AGE 85 BENEFIT
                                               BASE (IF ELECTED WITHOUT THE GIB)

                                               If you elect the Annual Ratchet
                                               death benefit without the GIB,
                                               withdrawals (including any
                                               applicable withdrawal charges)
                                               will always reduce the Annual
                                               Ratchet to age 85 benefit base
                                               on a pro rata basis.

             See "Free withdrawal amount"      The 10% free withdrawal amount
             under "Withdrawal charge" in      applies to full surrenders.
             "Charges and expenses"

             See "Disability, terminal         The owner (or older joint owner,
             illness, or confinement to        if applicable) has qualified to
             nursing home" in "Charges and     receive Social Security
             expenses"                         disability benefits as certified
                                               by the Social Security
                                               Administration or a statement
                                               from an independent U.S.
                                               licensed physician stating that
                                               the owner (or older joint owner,
                                               if applicable) meets the
                                               definition of total disability
                                               for at least 6 continuous months
                                               prior to the notice of claim.
                                               Such disability must be
                                               re-certified every 12 months.
--------------------------------------------------------------------------------

                                     V-12

 APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

Appendix VI: Examples of Automatic payment plans

--------------------------------------------------------------------------------

The following examples illustrate the amount of the automatic withdrawals that would be taken under the various payment plans described in

"Accessing your money" under "Automatic payment plans." The examples assume a $100,000 allocation to the Guaranteed benefit variable investment options with assumed investment performance of 0%. (The last example assumes an allocation to the Non-Guaranteed benefit account value.) The examples show the effect of withdrawals on the Annual Ratchet to age 95 benefit base used to calculate the GIB benefit base. Also, the examples are based on the Annual Roll-up rate shown below and assumes that the GIB Roll-up/(1)/ benefit base does not reset.

MAXIMUM PAYMENT

FULL ANNUAL WITHDRAWAL AMOUNT PAYMENT

Under this payment plan, you will receive the Annual withdrawal amounts as scheduled payments. In this example, the "Withdrawal" column reflects the Annual withdrawal amounts for the years shown. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GIB Roll-up benefit base" by the "Roll-up rate" in effect for each year.

--------------------------------------------------------------------------------------------------
                  BEGINNING OF YEAR GIB            PERCENT OF GIB BENEFIT ANNUAL RATCHET TO AGE 95
YEAR ROLL-UP RATE ROLL-UP BENEFIT BASE  WITHDRAWAL     BASE WITHDRAWN           BENEFIT BASE
--------------------------------------------------------------------------------------------------
 1      4.80%           $100,000          $    0           0.00%                  $100,000
--------------------------------------------------------------------------------------------------
 2      4.30%           $104,800          $    0           0.00%                  $100,000
--------------------------------------------------------------------------------------------------
 3      5.20%           $109,306          $    0           0.00%                  $100,000
--------------------------------------------------------------------------------------------------
 4      5.40%           $114,990          $    0           0.00%                  $100,000
--------------------------------------------------------------------------------------------------
 5      5.00%           $121,200          $    0           0.00%                  $100,000
--------------------------------------------------------------------------------------------------
 6      5.40%           $127,260          $6,872           5.40%                  $ 93,128
--------------------------------------------------------------------------------------------------
 7      5.20%           $127,260          $6,618           5.20%                  $ 86,510
--------------------------------------------------------------------------------------------------
 8      4.70%           $127,260          $5,981           4.70%                  $ 80,529
--------------------------------------------------------------------------------------------------
 9      6.00%           $127,260          $7,636           6.00%                  $ 72,894
--------------------------------------------------------------------------------------------------
 10     7.30%           $127,260          $9,290           7.30%                  $ 63,604
--------------------------------------------------------------------------------------------------

CUSTOMIZED PAYMENT PLANS

GUARANTEED MINIMUM PERCENTAGE

Under this payment plan, you will receive as scheduled payments a withdrawal amount that is based on withdrawal percentage that is fixed at the lowest guaranteed Annual Roll-up rate of 4.00%. In this example, amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GIB Roll-up benefit base" by 4.00%.

--------------------------------------------------------------------------------------------------
                  BEGINNING OF YEAR GIB            PERCENT OF GIB BENEFIT ANNUAL RATCHET TO AGE 95
YEAR ROLL-UP RATE ROLL-UP BENEFIT BASE  WITHDRAWAL     BASE WITHDRAWN           BENEFIT BASE
--------------------------------------------------------------------------------------------------
 1      4.80%           $100,000          $    0           0.00%                  $100,000
--------------------------------------------------------------------------------------------------
 2      4.30%           $104,800          $    0           0.00%                  $100,000
--------------------------------------------------------------------------------------------------
 3      5.20%           $109,306          $    0           0.00%                  $100,000
--------------------------------------------------------------------------------------------------
 4      5.40%           $114,990          $    0           0.00%                  $100,000
--------------------------------------------------------------------------------------------------
 5      5.00%           $121,200          $    0           0.00%                  $100,000
--------------------------------------------------------------------------------------------------
 6      4.70%           $127,260          $5,090           4.00%                  $ 94,910
--------------------------------------------------------------------------------------------------
 7      5.20%           $128,151          $5,126           4.00%                  $ 89,784
--------------------------------------------------------------------------------------------------
 8      5.40%           $129,688          $5,188           4.00%                  $ 84,596
--------------------------------------------------------------------------------------------------
 9      6.00%           $131,504          $5,260           4.00%                  $ 79,336
--------------------------------------------------------------------------------------------------
 10     7.30%           $134,134          $5,365           4.00%                  $ 73,971
--------------------------------------------------------------------------------------------------

               APPENDIX VI: EXAMPLES OF AUTOMATIC PAYMENT PLANS

FIXED PERCENTAGE BELOW ROLL-UP RATE (1% BELOW)

Under this payment plan, you will receive as scheduled payments a withdrawal amount that is based on a fixed percentage that is less than the applicable Annual Roll-up rate in effect for each contract year. In this example, the contract owner has requested that we pay scheduled payments that are 1.00% below the Annual Roll-up rate in effect for each year. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GIB Roll-up benefit base" by the "Percent of benefit base withdrawn."

-----------------------------------------------------------------------------------------------------
                  BEGINNING OF YEAR GIB               PERCENT OF GIB BENEFIT ANNUAL RATCHET TO AGE 95
YEAR ROLL-UP RATE ROLL-UP BENEFIT BASE  WITHDRAWAL        BASE WITHDRAWN           BENEFIT BASE
-----------------------------------------------------------------------------------------------------
 1      4.80%           $100,000          $    0              0.00%                  $100,000
-----------------------------------------------------------------------------------------------------
 2      4.30%           $104,800          $    0              0.00%                  $100,000
-----------------------------------------------------------------------------------------------------
 3      5.20%           $109,306          $    0              0.00%                  $100,000
-----------------------------------------------------------------------------------------------------
 4      5.40%           $114,990          $    0              0.00%                  $100,000
-----------------------------------------------------------------------------------------------------
 5      5.00%           $121,200          $    0              0.00%                  $100,000
-----------------------------------------------------------------------------------------------------
 6      4.70%           $127,260          $5,090/(a)/         4.00%/(a)/             $ 94,910
-----------------------------------------------------------------------------------------------------
 7      5.20%           $128,151          $5,382              4.20%                  $ 89,527
-----------------------------------------------------------------------------------------------------
 8      5.40%           $129,432          $5,695              4.40%                  $ 83,832
-----------------------------------------------------------------------------------------------------
 9      6.00%           $130,726          $6,536              5.00%                  $ 77,296
-----------------------------------------------------------------------------------------------------
 10     7.30%           $132,034          $8,318              6.30%                  $ 68,978
-----------------------------------------------------------------------------------------------------

(a)In contract year 6, the fixed percentage would have resulted in a payment less than 4.00%. In this case, the withdrawal percentage is 4.00%.

FIXED PERCENTAGE OF 5.5%

Under this payment plan, you will receive a withdrawal amount based on a fixed percentage that cannot exceed the Annual Roll-up rate in effect for each year. In this example, the contract owner has elected to receive withdrawals at a fixed percentage of 5.50%. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GIB Roll-up benefit base" by the "Percent of benefit base withdrawn."

-----------------------------------------------------------------------------------------------------
                  BEGINNING OF YEAR GIB               PERCENT OF GIB BENEFIT ANNUAL RATCHET TO AGE 95
YEAR ROLL-UP RATE ROLL-UP BENEFIT BASE  WITHDRAWAL        BASE WITHDRAWN           BENEFIT BASE
-----------------------------------------------------------------------------------------------------
 1      4.80%           $100,000          $    0              0.00%                  $100,000
-----------------------------------------------------------------------------------------------------
 2      4.30%           $104,800          $    0              0.00%                  $100,000
-----------------------------------------------------------------------------------------------------
 3      5.20%           $109,306          $    0              0.00%                  $100,000
-----------------------------------------------------------------------------------------------------
 4      5.40%           $114,990          $    0              0.00%                  $100,000
-----------------------------------------------------------------------------------------------------
 5      5.00%           $121,200          $    0              0.00%                  $100,000
-----------------------------------------------------------------------------------------------------
 6      4.70%           $127,260          $5,981/(a)/         4.70%                  $ 94,019
-----------------------------------------------------------------------------------------------------
 7      6.00%           $127,260          $6,999/(b)/         5.50%                  $ 87,020
-----------------------------------------------------------------------------------------------------
 8      5.40%           $127,896          $6,906/(a)/         5.40%                  $ 80,113
-----------------------------------------------------------------------------------------------------
 9      5.20%           $127,896          $6,651/(a)/         5.20%                  $ 73,463
-----------------------------------------------------------------------------------------------------
 10     7.30%           $127,896          $7,034/(b)/         5.50%                  $ 66,428
-----------------------------------------------------------------------------------------------------

(a)In contract years 6, 8 and 9 the contract owner received withdrawal amounts based on the Annual Roll-up rate for each contract year. In each year, the Annual Roll-up rate was less than the withdrawal percentage selected.
(b)In contract years 7 and 10, the contract owner received withdrawal amounts of 5.50% even though the Annual Roll-up rates in effect in those years were greater.

               APPENDIX VI: EXAMPLES OF AUTOMATIC PAYMENT PLANS

FIXED DOLLAR OF $7,000

Under this payment plan, you will receive a withdrawal amount that is based on a fixed dollar amount. The fixed dollar amount may not exceed the Annual withdrawal amount in any contract year. In this example, the contract owner has elected to receive withdrawals of $7,000. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GIB Roll-up benefit base" by the "Percent of benefit base withdrawn."

-----------------------------------------------------------------------------------------------------
                  BEGINNING OF YEAR GIB               PERCENT OF GIB BENEFIT ANNUAL RATCHET TO AGE 95
YEAR ROLL-UP RATE ROLL-UP BENEFIT BASE  WITHDRAWAL        BASE WITHDRAWN           BENEFIT BASE
-----------------------------------------------------------------------------------------------------
 1      4.80%           $100,000          $    0              0.00%                  $100,000
-----------------------------------------------------------------------------------------------------
 2      4.30%           $104,800          $    0              0.00%                  $100,000
-----------------------------------------------------------------------------------------------------
 3      5.20%           $109,306          $    0              0.00%                  $100,000
-----------------------------------------------------------------------------------------------------
 4      5.40%           $114,990          $    0              0.00%                  $100,000
-----------------------------------------------------------------------------------------------------
 5      5.00%           $121,200          $    0              0.00%                  $100,000
-----------------------------------------------------------------------------------------------------
 6      4.70%           $127,260          $5,981/(a)/         4.70%                  $ 94,019
-----------------------------------------------------------------------------------------------------
 7      5.20%           $127,260          $6,618/(a)/         5.20%                  $ 87,401
-----------------------------------------------------------------------------------------------------
 8      5.40%           $127,260          $6,872/(a)/         5.40%                  $ 80,529
-----------------------------------------------------------------------------------------------------
 9      6.00%           $127,260          $7,000              5.50%                  $ 73,529
-----------------------------------------------------------------------------------------------------
 10     7.30%           $127,895          $7,000              5.50%                  $ 66,529
-----------------------------------------------------------------------------------------------------

(a)In contract years 6 through 8, the contract owner received the Annual withdrawal amount for those years.

FIXED PERCENTAGE OF 5.5% FROM BOTH YOUR GUARANTEED BENEFIT ACCOUNT VALUE AND YOUR NON-GUARANTEED BENEFIT ACCOUNT VALUE

Under this payment plan, you can receive a fixed dollar amount or an amount based on a fixed percentage as scheduled payments that may be greater than your Annual withdrawal amount. Your Annual withdrawal amount will be withdrawn first. Any requested amount in excess of the Annual withdrawal amount will be withdrawn from your Non-Guaranteed benefit account value. In this example, the contract owner has elected to receive withdrawals at a fixed percentage of 5.50%.

-----------------------------------------------------------------------------------------------------------------------------
                                                            ADDITIONAL WITH-
                                         WITHDRAWAL FROM    DRAWAL FROM NON-
                  BEGINNING OF YEAR GIB GUARANTEED BENEFIT GUARANTEED BENEFIT PERCENT OF GIB BENEFIT ANNUAL RATCHET TO AGE 95
YEAR ROLL-UP RATE ROLL-UP BENEFIT BASE    ACCOUNT VALUE      ACCOUNT VALUE        BASE WITHDRAWN           BENEFIT BASE
-----------------------------------------------------------------------------------------------------------------------------
 1      4.80%           $100,000              $    0             $    0               0.00%                  $100,000
-----------------------------------------------------------------------------------------------------------------------------
 2      4.30%           $104,800              $    0             $    0               0.00%                  $100,000
-----------------------------------------------------------------------------------------------------------------------------
 3      5.20%           $109,306              $    0             $    0               0.00%                  $100,000
-----------------------------------------------------------------------------------------------------------------------------
 4      5.40%           $114,990              $    0             $    0               0.00%                  $100,000
-----------------------------------------------------------------------------------------------------------------------------
 5      5.00%           $121,200              $    0             $    0               0.00%                  $100,000
-----------------------------------------------------------------------------------------------------------------------------
 6      4.70%           $127,260              $5,981             $1,018               5.50%                  $ 94,019
-----------------------------------------------------------------------------------------------------------------------------
 7      5.20%           $127,260              $6,618             $  382               5.50%                  $ 87,401
-----------------------------------------------------------------------------------------------------------------------------
 8      5.40%           $127,260              $6,872             $  127               5.50%                  $ 80,529
-----------------------------------------------------------------------------------------------------------------------------
 9      6.00%           $127,260              $6,999             $    0               5.50%                  $ 73,530
-----------------------------------------------------------------------------------------------------------------------------
 10     7.30%           $127,896              $7,034             $    0               5.50%                  $ 66,496
-----------------------------------------------------------------------------------------------------------------------------

(1)The examples reflect the effect on both Roll-up benefit bases.

               APPENDIX VI: EXAMPLES OF AUTOMATIC PAYMENT PLANS

Appendix VII: Examples of how withdrawals affect your Guaranteed benefit bases

--------------------------------------------------------------------------------

EXAMPLE #1

This example assumes the Annual Ratchet to age 95 benefit base is GREATER THAN the GIB Roll-up benefit base and the Guaranteed benefit account value is LESS THAN the GIB benefit base at the time of the first withdrawal. Assuming $100,000 is invested in the Guaranteed benefit variable investment options, with no additional contributions, no transfers, the Guaranteed income benefit base and the Guaranteed minimum death benefit base for an owner age 60 would be calculated as follows:

-----------------------------------------------------------------------------------------------------------------------------

                                                    GUARANTEED INCOME BENEFIT          GUARANTEED MINIMUM DEATH BENEFIT
                                                    -------------------------          --------------------------------

                                                   ANNUAL                        RETURN OF   ANNUAL
                   GUARANTEED                    RATCHET TO                      PRINCIPAL RATCHET TO ROLL-UP TO "GREATER OF"
 END OF    ASSUMED  BENEFIT              ASSUMED   AGE 95   GIB ROLL-UP   GIB      DEATH     AGE 85     AGE 85      DEATH
CONTRACT     NET    ACCOUNT              ROLL-UP  BENEFIT     BENEFIT   BENEFIT   BENEFIT   BENEFIT    BENEFIT     BENEFIT
  YEAR     RETURN    VALUE    WITHDRAWAL  BASE      BASE       BASE      BASE      BASE       BASE       BASE        BASE
-----------------------------------------------------------------------------------------------------------------------------
    0               $100,000                      $100,000   $100,000   $100,000 $100,000   $100,000   $100,000    $100,000
-----------------------------------------------------------------------------------------------------------------------------
    1        3.0%   $103,000    $    0    4.0%    $103,000   $104,000   $104,000 $100,000   $103,000   $104,000    $104,000
-----------------------------------------------------------------------------------------------------------------------------
    2        4.0%   $107,120    $    0    4.0%    $107,120   $108,160   $108,160 $100,000   $107,120   $108,160    $108,160
-----------------------------------------------------------------------------------------------------------------------------
    3        6.0%   $113,547    $    0    4.0%    $113,547   $113,547   $113,547 $100,000   $113,547   $113,547    $113,547
-----------------------------------------------------------------------------------------------------------------------------
    4        6.0%   $120,360    $    0    4.0%    $120,360   $118,089   $120,360 $100,000   $120,360   $118,089    $120,360
-----------------------------------------------------------------------------------------------------------------------------
    5        7.0%   $128,785    $    0    4.0%    $128,785   $122,813   $128,785 $100,000   $128,785   $122,813    $128,785
-----------------------------------------------------------------------------------------------------------------------------

Alternative #1: Client withdraws the Annual withdrawal amount, which equals $4,913
 Year 6    (5.0)%   $122,346    $4,913    4.0%    $123,615   $122,813   $123,615 $ 95,985   $123,615   $122,813    $123,615
-----------------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL
  AMOUNT:                       $4,913

Alternative #2: Client withdraws $7,000, which is in excess of the Annual withdrawal amount
 Year 6    (5.0)%   $122,346    $7,000    4.0%    $121,417   $120,717   $121,417 $ 94,279   $121,417   $120,717    $121,417
-----------------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL
  AMOUNT:                       $4,829

CONTRACT YEARS 1-5:

At the end of contract years 1-5, the Guaranteed benefit bases are as follows:

..   The RETURN OF PRINCIPAL DEATH BENEFIT BASE is equal to the initial contribution to the Guaranteed benefit variable investment options;

..   The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES
    (the "Annual Ratchet benefit bases") are equal to the greater of the Guaranteed benefit account value and the Annual Ratchet benefit bases as of the last contract date anniversary;

..   The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES (the "Roll-up
    benefit bases") are equal to the Roll-up benefit bases as of the last contract date anniversary plus the Annual Roll-up amount (the Roll-up benefit bases as of the last contract date anniversary multiplied by the assumed Annual Roll-up rate). On the third contract date anniversary, the Roll-up benefit bases will equal the Guaranteed benefit account value, if higher than the prior Roll-up benefit bases as of the last contract date anniversary plus the Annual Roll-up rate;

..   The GIB BENEFIT BASE is equal to the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base.

For both Alternatives below, the Annual withdrawal amount in contract year 6 equals $4,913 (the assumed Annual Roll-up rate (4%) x $122,813 (the GIB Roll-up benefit base)).

ALTERNATIVE #1: CONTRACT YEAR 6 (CLIENT WITHDRAWS ANNUAL WITHDRAWAL AMOUNT)

The pro rata calculation for the Return of Principal death benefit base and the Annual Ratchet benefit bases is as follows: Since the withdrawal amount of $4,913 equals 4.015% of the Guaranteed benefit account value ($4,913 divided by $122,346 = 4.015%), each benefit base would be reduced by 4.015%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

..   The RETURN OF PRINCIPAL DEATH BENEFIT BASE is reduced pro rata, as follows:
    $100,000 (benefit base as of the last contract date anniversary) - $4,015 (4.015% x $100,000) = $95,985;

                                     VII-1

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

..   The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES
    are reduced pro rata, as follows: $128,785 (Annual Ratchet benefit bases as of the last contract date anniversary) - $5,170 (4.015% x $128,785) = $123,615;

..   The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES are equal to
    $122,813, (the Roll-up benefit bases as of the last contract date anniversary). Since the full Annual withdrawal amount was taken, the Roll-up benefit bases neither decrease nor increase;

..   The GIB BENEFIT BASE is equal to $123,615 (the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base).

As a result of the withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $4,913 [4% (the assumed Annual Roll-up rate) x $122,813 (the Roll-up benefit bases as of the sixth contract anniversary)].

ALTERNATIVE #2: CONTRACT YEAR 6 (CLIENT TAKES AN "EXCESS WITHDRAWAL")

The pro rata calculation for the reduction in the Return of Principal death benefit base and the Annual Ratchet benefit bases is as follows: Since the withdrawal amount of $7,000 equals 5.721% of the Guaranteed benefit account value ($7,000 divided by $122,346 = 5.721%), each benefit base would be reduced by 5.721%.

The pro rata calculation for the reduction in the Roll-up benefit bases is as follows: $7,000 (the amount of the withdrawal) - $4,913 (the Annual withdrawal amount) = $2,087 (the "Excess withdrawal" amount). Since the amount of the Excess withdrawal equals 1.706% of the Guaranteed benefit account value ($2,087 divided by $122,346 = 1.706%), the Roll-up benefit bases would be reduced by 1.706%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

..   The RETURN OF PRINCIPAL DEATH BENEFIT BASE is reduced pro rata, as follows:
    $100,000 (benefit base as of the last contract date anniversary) - $5,721 (5.721% x $100,000) = $94,279;

..   The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES
    are reduced pro rata, as follows: $128,785 (Annual Ratchet benefit bases as of the last contract date anniversary) - $7,368 (5.721% x $128,785) = $121,417;

..   The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES are reduced pro rata, as follows: $122,813 (the Roll-up benefit bases as of the last contract date anniversary) - $2,095 (1.706% x $122,813) = $120,717.

..   The GIB BENEFIT BASE is equal to $121,417 (the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base).

As a result of the Excess withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $4,829 [4% (the assumed Annual Roll-up rate) x $120,717 (the Roll-up benefit bases as of the sixth contract anniversary)].

EXAMPLE #2

This example assumes the Annual Ratchet to age 95 benefit base is LESS THAN the GIB Roll-up benefit base and the Guaranteed benefit account value is LESS THAN the GIB benefit base at the time of the first withdrawal. Assuming $100,000 is invested in the Guaranteed benefit variable investment options, with no additional contributions, no transfers, the Guaranteed income benefit base and the Guaranteed minimum death benefit base for an owner age 60 would be calculated as follows:

-----------------------------------------------------------------------------------------------------------------------------

                                                    GUARANTEED INCOME BENEFIT          GUARANTEED MINIMUM DEATH BENEFIT
                                                    -------------------------          --------------------------------

                                                   ANNUAL                        RETURN OF   ANNUAL
                   GUARANTEED                    RATCHET TO                      PRINCIPAL RATCHET TO ROLL-UP TO "GREATER OF"
 END OF    ASSUMED  BENEFIT              ASSUMED   AGE 95   GIB ROLL-UP   GIB      DEATH     AGE 85     AGE 85      DEATH
CONTRACT     NET    ACCOUNT              ROLL-UP  BENEFIT     BENEFIT   BENEFIT   BENEFIT   BENEFIT    BENEFIT     BENEFIT
  YEAR     RETURN    VALUE    WITHDRAWAL  RATE      BASE       BASE      BASE      BASE       BASE       BASE        BASE
-----------------------------------------------------------------------------------------------------------------------------
    0               $100,000                      $100,000   $100,000   $100,000 $100,000   $100,000   $100,000    $100,000
-----------------------------------------------------------------------------------------------------------------------------
    1        3.0%   $103,000   $     0    4.0%    $103,000   $104,000   $104,000 $100,000   $103,000   $104,000    $104,000
-----------------------------------------------------------------------------------------------------------------------------
    2        4.0%   $107,120   $     0    4.0%    $107,120   $108,160   $108,160 $100,000   $107,120   $108,160    $108,160
-----------------------------------------------------------------------------------------------------------------------------
    3        6.0%   $113,547   $     0    4.0%    $113,547   $113,547   $113,547 $100,000   $113,547   $113,547    $113,547
-----------------------------------------------------------------------------------------------------------------------------
    4        6.0%   $120,360   $     0    4.0%    $120,360   $118,089   $120,360 $100,000   $120,360   $118,089    $120,360
-----------------------------------------------------------------------------------------------------------------------------
    5      (7.0)%   $111,935   $     0    4.0%    $120,360   $122,813   $122,813 $100,000   $120,360   $122,813    $122,813
-----------------------------------------------------------------------------------------------------------------------------

Alternative #1: Client withdraws the Annual withdrawal amount, which is $4,913
 Year 6      5.0%   $117,532   $ 4,913    4.0%    $115,329   $122,813   $122,813 $ 95,820   $115,329   $122,813    $122,813
-----------------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL
  AMOUNT:                      $ 4,913

Alternative #2: Client withdraws $7,000, which is in excess of the Annual withdrawal amount
 Year 6      5.0%   $117,532   $ 7,000    4.0%    $113,191   $120,631   $120,631 $ 94,044   $113,191   $120,631    $120,631
-----------------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL
  AMOUNT:                      $ 4,825

                                     VII-2

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

CONTRACT YEARS 1-5:

At the end of contract years 1-5, the Guaranteed benefit bases are as follows:

..   The RETURN OF PRINCIPAL DEATH BENEFIT BASE is equal to the initial contribution to the Guaranteed benefit variable investment options;

..   The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES
    (the "Annual Ratchet benefit bases") are equal to the greater of the Guaranteed benefit account value and the Annual Ratchet benefit bases as of the last contract date anniversary;

..   The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES (the "Roll-up
    benefit bases") are equal to the Roll-up benefit bases as of the last contract date anniversary plus the Annual Roll-up amount (the Roll-up benefit bases as of the last contract date anniversary multiplied by the assumed Annual Roll-up rate). On the third contract date anniversary, the Roll-up benefit bases will equal the Guaranteed benefit account value, if higher than the prior Roll-up benefit bases as of the last contract date anniversary plus the Annual Roll-up amount;

..   The GIB BENEFIT BASE is equal to the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base.

For both Alternatives below, the Annual withdrawal amount in contract year 6 equals $4,913 (the assumed Annual Roll-up rate (4%) x $122,813 (the GIB Roll-up benefit base)).

ALTERNATIVE #1: CONTRACT YEAR 6 (CLIENT WITHDRAWS ANNUAL WITHDRAWAL AMOUNT)

The pro rata calculation for the Return of Principal death benefit base and the Annual Ratchet benefit bases is as follows: Since the withdrawal amount of $4,913 equals 4.180% of the Guaranteed benefit account value ($4,913 divided by $117,532 = 4.180%), each benefit base would be reduced by 4.180%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

..   The RETURN OF PRINCIPAL DEATH BENEFIT BASE is reduced pro rata, as follows:
    $100,000 (benefit base as of the last contract date anniversary) - $4,180 (4.180% x $100,000) = $95,820;

..   The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES
    are reduced pro rata, as follows: $120,360 (Annual Ratchet benefit bases as of the last contract date anniversary) - $5,031 (4.180% x $120,360) = $115,329;

..   The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES are equal to
    $122,813, (the Roll-up benefit bases as of the last contract date anniversary). Since the full Annual withdrawal amount was taken, the Roll-up benefit bases neither decrease nor increase;

..   The GIB BENEFIT BASE is equal to $122,813 (the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base).

As a result of the withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $4,913 [4% (the assumed Annual Roll-up rate) x $122,813 (the Roll-up benefit bases as of the sixth contract anniversary)].

ALTERNATIVE #2: CONTRACT YEAR 6 (CLIENT TAKES AN "EXCESS WITHDRAWAL")

The pro rata calculation for the reduction in the Return of Principal death benefit base and the Annual Ratchet benefit bases is as follows: Since the withdrawal amount of $7,000 equals 5.956% of the Guaranteed benefit account value ($7,000 divided by $117,532 = 5.956%), each benefit base would be reduced by 5.956%.

The pro rata calculation for the reduction in the Roll-up benefit bases is as follows: $7,000 (the amount of the withdrawal) - $4,913 (the Annual withdrawal amount) = $2,087 (the "Excess withdrawal" amount). Since the amount of the Excess withdrawal equals 1.776% of the Guaranteed benefit account value ($2,087 divided by $117,532 = 1.776%), the Roll-up benefit bases would be reduced by 1.776%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

..   The RETURN OF PRINCIPAL DEATH BENEFIT BASE is reduced pro rata, as follows:
    $100,000 (benefit base as of the last contract date anniversary) - $5,956 (5.956% x $100,000) = $94,044;

..   The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES
    are reduced pro rata, as follows: $120,360 (Annual Ratchet benefit bases as of the last contract date anniversary) - $7,169 (5.956% x $120,360) = $113,191;

..   The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES are reduced pro rata, as follows: $122,813 (the Roll-up benefit bases as of the last contract date anniversary) - $2,182 (1.776% x $122,813) = $120,631.

..   The GIB BENEFIT BASE is equal to $120,631 (the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base).

As a result of the Excess withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $4,825 [4% (the assumed Annual Roll-up rate) x $120,631 (the Roll-up benefit bases as of the sixth contract anniversary)].

EXAMPLE #3

This example assumes the Annual Ratchet to age 95 benefit base is GREATER THAN the GIB Roll-up benefit base and the Guaranteed benefit account value is GREATER THAN the GIB benefit base at the time of the first withdrawal. Assuming $100,000 is invested in the Guaranteed benefit

                                     VII-3

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES variable investment options, with no additional contributions, no transfers, the Guaranteed income benefit base and the Guaranteed minimum death benefit base for an owner age 60 would be calculated as follows:

--------------------------------------------------------------------------------------------------------------------------------

                                                       GUARANTEED INCOME BENEFIT          GUARANTEED MINIMUM DEATH BENEFIT
                                                       -------------------------          --------------------------------

                                                      ANNUAL                        RETURN OF   ANNUAL
                      GUARANTEED                    RATCHET TO                      PRINCIPAL RATCHET TO ROLL-UP TO "GREATER OF"
              ASSUMED  BENEFIT              ASSUMED   AGE 95   GIB ROLL-UP   GIB      DEATH     AGE 85     AGE 85      DEATH
   END OF       NET    ACCOUNT              ROLL-UP  BENEFIT     BENEFIT   BENEFIT   BENEFIT   BENEFIT    BENEFIT     BENEFIT
CONTRACT YEAR RETURN    VALUE    WITHDRAWAL  RATE      BASE       BASE      BASE      BASE       BASE       BASE        BASE
--------------------------------------------------------------------------------------------------------------------------------
      0                $100,000                      $100,000   $100,000   $100,000 $100,000   $100,000   $100,000    $100,000
--------------------------------------------------------------------------------------------------------------------------------
      1        3.0%    $103,000    $    0    4.0%    $103,000   $104,000   $104,000 $100,000   $103,000   $104,000    $104,000
--------------------------------------------------------------------------------------------------------------------------------
      2        4.0%    $107,120    $    0    4.0%    $107,120   $108,160   $108,160 $100,000   $107,120   $108,160    $108,160
--------------------------------------------------------------------------------------------------------------------------------
      3        6.0%    $113,547    $    0    4.0%    $113,547   $113,547   $113,547 $100,000   $113,547   $113,547    $113,547
--------------------------------------------------------------------------------------------------------------------------------
      4        6.0%    $120,360    $    0    4.0%    $120,360   $118,089   $120,360 $100,000   $120,360   $118,089    $120,360
--------------------------------------------------------------------------------------------------------------------------------
      5        7.0%    $128,785    $    0    4.0%    $128,785   $122,813   $128,785 $100,000   $128,785   $122,813    $128,785
--------------------------------------------------------------------------------------------------------------------------------

Alternative #1: Client withdraws Annual withdrawal amount, which equals $4,913
   Year 6      5.0%    $135,224    $4,913    4.0%    $130,311   $130,311   $130,311 $ 96,367   $130,311   $130,311    $130,311
--------------------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL
  AMOUNT:                          $5,212

Alternative #2: Client withdraws an amount in excess of the annual withdrawal amount
   Year 6      5.0%    $135,224    $7,000    4.0%    $128,224   $128,224   $128,224 $ 94,823   $128,224   $128,224    $128,224
--------------------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL
  AMOUNT:                          $5,129

CONTRACT YEARS 1-5:

At the end of contract years 1-5, the Guaranteed benefit bases are as follows:

..   The RETURN OF PRINCIPAL DEATH BENEFIT BASE is equal to the initial contribution to the Guaranteed benefit variable investment options;

..   The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES
    (the "Annual Ratchet benefit bases") are equal to the greater of the Guaranteed benefit account value and the Annual Ratchet benefit bases as of the last contract date anniversary;

..   The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES (the "Roll-up
    benefit bases") are equal to the Roll-up benefit bases as of the last contract date anniversary plus the Annual Roll-up amount (the Roll-up benefit bases as of the last contract date anniversary multiplied by the assumed Annual Roll-up rate). On the third contract date anniversary, the Roll-up benefit bases will equal the Guaranteed benefit account value, if higher than the prior Roll-up benefit bases as of the last contract date anniversary plus the assumed Annual Roll-up amount;

..   The GIB BENEFIT BASE is equal to the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base.

For both Alternatives below, the Annual withdrawal amount in contract year 6 equals $4,913 (the assumed Annual Roll-up rate (4%) x $122,813 (the GIB Roll-up benefit base)).

ALTERNATIVE #1: CONTRACT YEAR 6 (CLIENT WITHDRAWS ANNUAL WITHDRAWAL AMOUNT)

The pro rata calculation for the Return of Principal death benefit base and the Annual Ratchet benefit bases is as follows: Since the withdrawal amount of $4,913 equals 3.633% of the Guaranteed benefit account value ($4,913 divided by $135,224 = 3.633%), each benefit base would be reduced by 3.633%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

..   The RETURN OF PRINCIPAL DEATH BENEFIT BASE is reduced pro rata, as follows:
    $100,000 (benefit base as of the last contract date anniversary) - $3,633 (3.633% x $100,000) = $96,367;

..   The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES
    are reduced pro rata, as follows: $128,785 (Annual Ratchet benefit bases as of the last contract date anniversary) - $4,679 (3.633% x $128,785) = $124,106. The Annual Ratchet benefit bases are equal to the greater of the Guaranteed Benefit account value after withdrawal ($130,311 = $135,224 - $4,913) and the Annual Ratchet benefit bases ($124,106) as of the last contract date anniversary. Hence, the Annual Ratchet benefit bases are $130,311.

..   The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES are equal to the
    Guaranteed benefit account value after withdrawal ($130,311) as it is higher than the prior Roll-up benefit bases as of the last contract date anniversary plus the assumed Annual Roll-up amount ($122,813) on the sixth contract date anniversary.

                                     VII-4

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

..   The GIB BENEFIT BASE is equal to $130,311 (equal to the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base).

As a result of the withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,212 [4% (the assumed Annual Roll-up rate) x $130,311 (the Roll-up benefit bases as of the sixth contract anniversary)].

ALTERNATIVE #2: CONTRACT YEAR 6 (CLIENT TAKES AN "EXCESS WITHDRAWAL")

The pro rata calculation for the reduction in the Return of Principal death benefit base and the Annual Ratchet benefit bases is as follows: Since the withdrawal amount of $7,000 equals 5.177% of the Guaranteed benefit account value ($7,000 divided by $135,224 = 5.177%), each benefit base would be reduced by 5.177%.

The pro rata calculation for the reduction in the Roll-up benefit bases is as follows: $7,000 (the amount of the withdrawal) - $4,913 (the Annual withdrawal amount) = $2,087 (the "Excess withdrawal" amount). Since the amount of the Excess withdrawal equals 1.544% of the Guaranteed benefit account value ($2,087 divided by $135,224 = 1.544%), the Roll-up benefit bases would be reduced by 1.544%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

..   The RETURN OF PRINCIPAL DEATH BENEFIT BASE is reduced pro rata, as follows:
    $100,000 (benefit base as of the last contract date anniversary) - $5,177 (5.177% x $100,000) = $94,823;

..   The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES
    are reduced pro rata, as follows: $128,785 (Annual Ratchet benefit bases as of the last contract date anniversary) - $6,667 (5.177% x $128,785) = $122,118. The Annual Ratchet benefit bases are equal to the greater of the Guaranteed Benefit account value after withdrawal ($128,224 = $135,224 - $7,000) and the Annual Ratchet benefit bases ($122,118) as of the last contract date anniversary. Hence, the Annual Ratchet benefit bases are $128,224.

..   The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES are reduced pro rata, as follows: $122,813 (the Roll-up benefit bases as of the last contract date anniversary) - $1,897 (1.544% x $122,813) = $120,916. The
    Roll-up benefit bases are equal to the Guaranteed benefit account value after withdrawal ($128,224) as it is higher than the prior Roll-up benefit bases as of the last contract date anniversary plus the assumed Annual Roll-up amount ($120,916) on the sixth contract date anniversary.

..   The GIB BENEFIT BASE is equal to $128,224 (equal to the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base).

As a result of the Excess withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,129 [4% (the assumed Annual Roll-up rate) x $128,224 (the Roll-up benefit bases as of the sixth contract anniversary)].

EXAMPLE #4

This example assume the Annual Ratchet to age 95 benefit base is LESS THAN the GIB Roll-up benefit base and the Guaranteed benefit account value is GREATER THAN the GIB benefit base at the time of the first withdrawal. Assuming $100,000 is invested in the Guaranteed benefit variable investment options, with no additional contributions, no transfers, the Guaranteed income benefit base for an owner age 60 would be calculated as follows:

--------------------------------------------------------------------------------------------------------------------------

                                                  GUARANTEED INCOME BENEFIT         GUARANTEED MINIMUM DEATH BENEFIT
                                                  -------------------------         --------------------------------

                                                   ANNUAL                     RETURN OF   ANNUAL
                   GUARANTEED                    RATCHET TO   GIB             PRINCIPAL RATCHET TO ROLL-UP TO "GREATER OF"
 END OF    ASSUMED  BENEFIT              ASSUMED   AGE 95   ROLL-UP    GIB      DEATH     AGE 85     AGE 85      DEATH
CONTRACT     NET    ACCOUNT   WITHDRAWAL ROLL-UP  BENEFIT   BENEFIT  BENEFIT   BENEFIT   BENEFIT    BENEFIT     BENEFIT
  YEAR     RETURN    VALUE      AMOUNT    RATE      BASE     BASE     BASE      BASE       BASE       BASE        BASE
--------------------------------------------------------------------------------------------------------------------------
    0               $100,000                      $100,000  $100,000 $100,000 $100,000   $100,000   $100,000    $100,000
--------------------------------------------------------------------------------------------------------------------------
    1        3.0%   $103,000    $    0    4.0%    $103,000  $104,000 $104,000 $100,000   $103,000   $104,000    $104,000
--------------------------------------------------------------------------------------------------------------------------
    2        4.0%   $107,120    $    0    4.0%    $107,120  $108,160 $108,160 $100,000   $107,120   $108,160    $108,160
--------------------------------------------------------------------------------------------------------------------------
    3        6.0%   $113,547    $    0    4.0%    $113,547  $113,547 $113,547 $100,000   $113,547   $113,547    $113,547
--------------------------------------------------------------------------------------------------------------------------
    4        6.0%   $120,360    $    0    4.0%    $120,360  $118,089 $120,360 $100,000   $120,360   $118,089    $120,360
--------------------------------------------------------------------------------------------------------------------------
    5      (7.0)%   $111,935    $    0    4.0%    $120,360  $122,813 $122,813 $100,000   $120,360   $122,813    $122,813
--------------------------------------------------------------------------------------------------------------------------

Alternative #1: Client withdraws Annual withdrawal amount, which equals $4,913
 Year 6     10.0%   $123,128    $4,913    4.0%    $115,558  $122,813 $122,813 $ 96,010   $115,558   $122,813    $122,813
--------------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL
  AMOUNT:                       $4,913

Alternative #2: Client withdraws $7,000, which is in excess of the Annual withdrawal amount
 Year 6     10.0%   $123,128    $7,000    4.0%    $113,518  $120,731 $120,731 $ 94,315   $113,518   $120,731    $120,731
--------------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL
  AMOUNT:                       $4,829

                                     VII-5

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

CONTRACT YEARS 1-5:

At the end of contract years 1-5, the Guaranteed benefit bases are as follows:

..   The RETURN OF PRINCIPAL DEATH BENEFIT BASE is equal to the initial contribution to the Guaranteed benefit variable investment options;

..   The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES
    (the "Annual Ratchet benefit bases") are equal to the greater of the Guaranteed benefit account value and the Annual Ratchet benefit bases as of the last contract date anniversary;

..   The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES (the "Roll-up
    benefit bases") are equal to the Roll-up benefit bases as of the last contract date anniversary plus the Annual Roll-up amount (the Roll-up benefit bases as of the last contract date anniversary multiplied by the assumed Annual Roll-up rate). On the third contract date anniversary, the Roll-up benefit bases will equal the Guaranteed benefit account value, if higher than the prior Roll-up benefit bases as of the last contract date anniversary plus the Annual Roll-up amount;

..   The GIB BENEFIT BASE is equal to the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base.

For both Alternatives below, the Annual withdrawal amount in contract Year 6 equals $4,913 (the assumed Annual Roll-up rate (4%) x $122,813 (the GIB Roll-up benefit base)).

ALTERNATIVE #1: CONTRACT YEAR 6 (CLIENT WITHDRAWS ANNUAL WITHDRAWAL AMOUNT)

The pro rata calculation for the Return of Principal death benefit base and the Annual Ratchet benefit bases is as follows: Since the withdrawal amount of $4,913 equals 3.990% of the Guaranteed benefit account value ($4,913 divided by $123,128 = 3.990%), each benefit base would be reduced by 3.990%.

At the end of Contract year 6, the Guaranteed benefit bases are as follows:

..   The RETURN OF PRINCIPAL DEATH BENEFIT BASE is reduced pro rata, as follows:
    $100,000 (benefit base as of the last contract date anniversary) - $3,990 (3.990% x $100,000) = $96,010.

..   The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES
    are reduced pro rata, as follows: $120,360 (Annual Ratchet benefit bases as of the last contract date anniversary) - $4,802 (3.990% x $120,360) = $115,558.

..   The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES are equal to
    $122,813, (the Roll-up benefit bases as of the last contract date anniversary). Since the full Annual withdrawal amount was taken, the Roll-up benefit bases neither decrease nor increase.

..   The GIB BENEFIT BASE is equal to $122,813 (the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base).

..   The GIB BENEFIT BASE is equal to $123,615 (the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base).

ALTERNATIVE #2: CONTRACT YEAR 6 (CLIENT TAKES AN "EXCESS WITHDRAWAL")

The pro rata calculation for the reduction in the Return of Principal death benefit base and the Annual Ratchet benefit bases is as follows: Since the withdrawal amount of $7,000 equals 5.685% of the Guaranteed benefit account value ($7,000 divided by $123,128 = 5.685%), each benefit base would be reduced by 5.685%.

The pro rata calculation for the reduction in the Roll-up benefit bases is as follows: $7,000 (the amount of the withdrawal) - $4,913 (the Annual withdrawal amount) = $2,087 (the "Excess withdrawal" amount). Since the amount of the Excess withdrawal equals 1.695% of the Guaranteed benefit account value ($2,087 divided by $123,128 = 1.695%), the Roll-up benefit bases would be reduced by 1.695%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

..   The RETURN OF PRINCIPAL DEATH BENEFIT BASE is reduced pro rata, as follows:
    $100,000 (benefit base as of the last contract date anniversary) - $5,685 (5.685% x $100,000) = $94,315.

..   The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES
    are reduced pro rata, as follows: $128,785 (Annual Ratchet benefit bases as of the last contract date anniversary) - $6,842 (5.685% x $120,360) = $113,518.

..   The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES are reduced pro rata, as follows: $122,813 (the Roll-up benefit bases as of the last contract date anniversary) - $2,082 (1.695% x $122,813) = $120,731.

..   The GIB BENEFIT BASE is equal to $120,731 (the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base).

As a result of the Excess withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $4,829 [4% (the assumed Annual Roll-up rate) x $120,731 (the Roll-up benefit bases as of the sixth contract anniversary)].

EXAMPLE #5

This example assumes the Annual Ratchet to age 95 benefit base is GREATER THAN the GIB Roll-up benefit base and the Guaranteed benefit account value is LESS THAN the GIB benefit base at the time of the first withdrawal. This example further assumes a subsequent contribution in contract year

                                     VII-6

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

4. Assuming $100,000 is invested in the Guaranteed benefit variable investment options, with one additional contribution, no transfers, the Guaranteed income benefit base and the Guaranteed minimum death benefit base for an owner age 60 would be calculated as follows:

------------------------------------------------------------------------------------------
                                                              GUARANTEED INCOME BENEFIT
                  -          -            -                   -------------------------

                                                               ANNUAL
                  GUARANTEED                                 RATCHET TO   GIB
END OF    ASSUMED  BENEFIT                           ASSUMED   AGE 95   ROLL-UP    GIB
CONTRACT    NET    ACCOUNT                           ROLL-UP  BENEFIT   BENEFIT  BENEFIT
 YEAR     RETURN    VALUE    CONTRIBUTION WITHDRAWAL  RATE      BASE     BASE     BASE
------------------------------------------------------------------------------------------
   0               $100,000                                   $100,000  $100,000 $100,000
------------------------------------------------------------------------------------------
   1        3.0%   $103,000    $     0      $    0    4.0%    $103,000  $104,000 $104,000
------------------------------------------------------------------------------------------
   2        4.0%   $107,120    $     0      $    0    4.0%    $107,120  $108,160 $108,160
------------------------------------------------------------------------------------------
   3        6.0%   $113,547    $     0      $    0    4.0%    $113,547  $113,547 $113,547
------------------------------------------------------------------------------------------
   4        6.0%   $130,960    $10,000      $    0    4.0%    $130,960  $128,489 $130,960
------------------------------------------------------------------------------------------
   5        7.0%   $140,127    $     0      $    0    4.0%    $140,127  $133,629 $140,127
------------------------------------------------------------------------------------------

Alternative #1: Client withdraws the Annual withdrawal amount, which is $4,945
 Year 6   (5.0)%   $133,121                 $5,345    4.0%    $134,501  $133,629 $134,501
------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:            $5,345

Alternative #2: Client withdraws an amount in excess of the annual withdrawal amount
 Year 6   (5.0)%   $133,121                 $7,000    4.0%    $132,759  $131,968 $132,759
------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:            $5,279

---------------------------------------------------
              GUARANTEED MINIMUM DEATH BENEFIT
              --------------------------------

          RETURN OF   ANNUAL
          PRINCIPAL RATCHET TO ROLL-UP TO "GREATER
END OF      DEATH     AGE 85     AGE 85   OF" DEATH
CONTRACT   BENEFIT   BENEFIT    BENEFIT    BENEFIT
 YEAR       BASE       BASE       BASE      BASE
---------------------------------------------------
   0      $100,000   $100,000   $100,000  $100,000
---------------------------------------------------
   1      $100,000   $103,000   $104,000  $104,000
---------------------------------------------------
   2      $100,000   $107,120   $108,160  $108,160
---------------------------------------------------
   3      $100,000   $113,547   $113,547  $113,547
---------------------------------------------------
   4      $110,000   $130,960   $128,489  $130,960
---------------------------------------------------
   5      $110,000   $140,127   $133,629  $140,127
---------------------------------------------------

Alternative #1: Client withdraws the Annual withdrawal amount, which is $4,945
 Year 6   $105,584   $134,501   $133,629  $134,501
---------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:

Alternative #2: Client withdraws an amount in excess of the annual withdrawal amount
 Year 6   $104,216   $132,759   $131,968  $132,759
---------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:

CONTRACT YEARS 1-5:

At the end of contract years 1-5, the Guaranteed benefit bases are as follows:

..   The RETURN OF PRINCIPAL DEATH BENEFIT BASE is equal to the initial contribution plus any subsequent contribution to the Guaranteed benefit variable investment options;

..   The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES
    (the "Annual Ratchet benefit bases") are equal to the greater of the Guaranteed benefit account value and the Annual Ratchet benefit bases as of the last contract date anniversary increased by any subsequent contribution made since the last contract date anniversary;

..   The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES (the "Roll-up
    benefit bases") are equal to the Roll-up benefit bases as of the last contract date anniversary plus any subsequent contribution made since the last contract date anniversary plus the Annual Roll-up amount (the Roll-up benefit bases as of the last contract date anniversary multiplied by the assumed Annual Roll-up rate plus any prorated roll-up of a subsequent contribution). On the third contract date anniversary, the Roll-up benefit bases will equal the Guaranteed benefit account value, if higher than the prior Roll-up benefit bases as of the last contract date anniversary plus the Annual Roll-up amount.

..   The GIB BENEFIT BASE is equal to the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base.

For both Alternatives below, the Annual withdrawal amount in contract year 6 equals $5,345 (the assumed Annual Roll-up rate (4%) x ($133,629 the GIB Roll-up benefit).

ALTERNATIVE #1: CONTRACT YEAR 6 (CLIENT WITHDRAWS ANNUAL WITHDRAWAL AMOUNT)

The pro rata calculation for the Return of Principal death benefit base and the Annual Ratchet benefit bases is as follows: Since the withdrawal amount of $5,345 equals 4.015% of the Guaranteed benefit account value ($5,345 divided by $133,121 = 4.015%), each benefit base would be reduced by 4.015%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

..   The RETURN OF PRINCIPAL DEATH BENEFIT BASE is reduced pro rata, as follows:
    $110,000 (benefit base as of the last contract date anniversary) - $4,416 (4.015% x $110,000) = $105,584.

..   The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES
    are reduced pro rata, as follows: $140,127 (Annual Ratchet benefit bases as of the last contract date anniversary) - $5,626 (4.015% x $140,127) = $134,501.

..   The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES are equal to the
    Roll-up benefit bases as of the last contract date anniversary plus the Annual Roll-up amount as follows: $133,629 (the Roll-up benefit bases as of the last contract date anniversary) + the Annual Roll-up amount [the assumed Annual Roll-up rate (4%) x $133,629 (the Roll-up benefit bases as of the last contract date anniversary)] - $5,345 (the Annual withdrawal amount) = $133,629.

                                     VII-7

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

..   The GIB BENEFIT BASE is equal to $134,501 (the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base).

As a result of the withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,345 [4% (the assumed Annual Roll-up rate) x ($133,629
- $10,000) (the Roll-up benefit bases as of the sixth contract anniversary)].

ALTERNATIVE #2: CONTRACT YEAR 6 (CLIENT TAKES AN "EXCESS WITHDRAWAL")

The pro rata calculation for the reduction in the Return of Principal death benefit base and the Annual Ratchet benefit bases is as follows: Since the withdrawal amount of $7,000 equals 5.258% of the Guaranteed benefit account value ($7,000 divided by $133,121 = 5.258%), each benefit base would be reduced by 5.258%.

The pro rata calculation for the reduction in the Roll-up benefit bases is as follows: $7,000 (the amount of the withdrawal) - $5,345 (the Annual withdrawal amount) = $1,655 (the "Excess withdrawal" amount). Since the amount of the Excess withdrawal equals 1.243% of the Guaranteed benefit account value ($1,655 divided by $133,121 = 1.243%), the Roll-up benefit bases would be reduced by 1.243%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

..   The RETURN OF PRINCIPAL DEATH BENEFIT BASE is reduced pro rata, as follows:
    $110,000 (benefit base as of the last contract date anniversary) - $5,784 (5.258% x $110,000) = $104,216.

..   The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES
    are reduced pro rata, as follows: $140,127 (Annual Ratchet benefit bases as of the last contract date anniversary) - $7,368 (5.258% x $140,127) = $132,759.

..   The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES are reduced pro rata, as follows: $133,629 (the Roll-up benefit bases as of the last contract date anniversary) - $1,661 (1.243% x $133,629) = $131,968.

..   The GIB BENEFIT BASE is equal to $132,759 (the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base).

As a result of the Excess withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,279 [4% (the assumed Annual Roll-up rate) x ($131,968) (the Roll-up benefit bases as of the sixth contract anniversary)].

                                     VII-8

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

Appendix VIII: Contract variations

--------------------------------------------------------------------------------

The contract described in this Prospectus is no longer sold. You should note that your contract's options, features and charges may vary from what is described in this Prospectus depending on the approximate date on which you purchased your contract. The contract may have be available in your state past the approximate end date below. You may not change your contract or its features after issue. This Appendix reflects contract variations that differ from what is described in this Prospectus but may have been in effect at the time your contract was issued. If you purchased your contract during the "Approximate Time Period" below, the noted variation may apply to you.

In addition, options and/or features may vary among states in light of applicable regulations or state approvals. Any such state variations are generally not included here but instead included in Appendix V earlier in this section. For more information about state variations applicable to you, as well as particular features, charges and options available under your contract based upon when you purchased it, please contact your financial professional and/or refer to your contract.

THE VARIATIONS BELOW APPLY TO CONTRACTS ISSUED BETWEEN DECEMBER 2009 AND FEBRUARY 2010.

--------------------------------------------------------------------------------
 FEATURE/BENEFIT                        VARIATION
--------------------------------------------------------------------------------
Guaranteed income benefit (GIB)         The fee for this benefit was 0.80% at
                                        issue. If the GIB Roll-up benefit base
                                        resets, we reserve the right to
                                        increase the charge up a maximum charge
                                        of 1.10%.

"Greater of" death benefit              The fee for this benefit was 0.80% at
                                        issue. If the Roll-up to age 85 benefit
                                        base resets, we reserve the right to
                                        increase the charge up a maximum charge
                                        of 0.95%.

How withdrawals affect your guaranteed  Withdrawals affect your Roll-up benefit
benefits                                bases as follows:
                                        .   A withdrawal from your Guaranteed
                                            benefit account value in the first
                                            five contract years will reduce
                                            your GIB Roll-up benefit base and
                                            Roll-up to age 85 benefit base on
                                            pro rata basis.

                                        .   Beginning in the sixth contract
                                            year, if your Lifetime GIB payments
                                            have not begun, withdrawals up to
                                            your Annual withdrawal amount will
                                            not reduce your GIB Roll-up benefit
                                            base.

                                        .   Beginning in the sixth contract
                                            year and until age 86, if your
                                            Lifetime GIB payments have not
                                            begun, withdrawals up to your
                                            Annual withdrawal amount will not
                                            reduce your Roll-up to age 85
                                            benefit base.

                                        .   Beginning at age 86, withdrawals
                                            will reduce your Roll-up to age 85
                                            benefit base on a dollar-for-
                                            dollar basis up to your Annual
                                            withdrawal amount.

                                        .   A withdrawal in excess of your
                                            Annual withdrawal amount will
                                            always reduce your Roll-up benefit
                                            base(s) on a pro rata basis. This
                                            means that once a withdrawal is
                                            taken that causes the sum of the
                                            withdrawals from the Guaranteed
                                            benefit account value to exceed the
                                            Annual withdrawal amount, that
                                            portion of the withdrawal that
                                            exceeds the Annual withdrawal
                                            amount and any subsequent
                                            withdrawals from the Guaranteed
                                            benefit account value in that
                                            contract year will reduce the
                                            Roll-up benefit bases on a pro rata
                                            basis.

                                        Please remember that the GIB Roll-up
                                        benefit base is only one component of
                                        the GIB benefit base: the GIB benefit
                                        base is equal to the greater of the GIB
                                        Roll-up benefit base and the Annual
                                        Ratchet to age 95 benefit base.
                                        Accordingly, withdrawals can affect
                                        your GIB benefit base, as follows:

                                        .   A withdrawal from your Guaranteed
                                            benefit account value in the first
                                            five contract years will reduce
                                            your GIB benefit base on a pro rata
                                            basis. In other words, such a
                                            withdrawal reduces both your GIB
                                            Roll-up and Annual Ratchet to age
                                            95 benefit bases on a pro rata
                                            basis;

                                        .   Beginning in the sixth contract
                                            year, if your Lifetime GIB payments
                                            have not begun, withdrawals up to
                                            your Annual withdrawal amount will
                                            not reduce your GIB benefit base,
                                            provided your GIB Roll-up benefit
                                            base is greater than your Annual
                                            ratchet to age 95 benefit base at
                                            the time of the withdrawal.
                                            Withdrawals always reduce your
                                            Annual Ratchet to age 95 benefit
                                            base on a pro rata basis;

                                        .   Beginning in the sixth contract
                                            year, if your Lifetime GIB payments
                                            have not begun, withdrawals up to
                                            your Annual withdrawal amount will
                                            reduce your GIB benefit base, if
                                            your Annual ratchet to age 95
                                            benefit base is greater than your
                                            GIB Roll-up benefit base at the
                                            time of the withdrawal. This is
                                            true even though your GIB Roll-up
                                            benefit base was not reduced by the
                                            withdrawal. Withdrawals always
                                            reduce your Annual Ratchet to age
                                            95 benefit base on a pro rata basis;
--------------------------------------------------------------------------------

                                    VIII-1

                      APPENDIX VIII: CONTRACT VARIATIONS

-----------------------------------------------------------------------------------
 FEATURE/BENEFIT                         VARIATION
-----------------------------------------------------------------------------------
How withdrawals affect your guaranteed   .   A withdrawal in excess of your
benefits (cont.)                             Annual withdrawal amount will
                                             always reduce your GIB benefit base
                                             on a pro rata basis. In other
                                             words, such a withdrawal reduces
                                             both your GIB Roll-up and Annual
                                             Ratchet to age 95 benefit bases on
                                             a pro rata basis.

Annual withdrawal amount                 (APPLICABLE PRIOR TO THE BEGINNING OF
                                         LIFETIME GIB PAYMENTS)

                                         Your Annual withdrawal amount is
                                         calculated on the first day of each
                                         contract year, and is equal to:

                                         .   the Annual Roll-up rate in effect
                                             at the time, multiplied by;

                                         .   the GIB Roll-up benefit base as of
                                             the most recent contract date
                                             anniversary less any transfers
                                             (other than amounts representing a
                                             credit) and contributions to the
                                             Guaranteed benefit variable
                                             investment options, either directly
                                             or through a Special DCA program
                                             made in any of the prior four years.

                                            Beginning in the sixth contract
                                            year, if your Lifetime GIB payments
                                            have not begun, you may withdraw up
                                            to your Annual withdrawal amount
                                            without reducing your GIB Roll-up
                                            benefit base.

                                         Beginning in the sixth contract year
                                         until age 86, if your Lifetime GIB
                                         payments have not begun, with drawals
                                         up to your Annual withdrawal amount
                                         will not reduce your Roll-up to age 85
                                         benefit base.

                                         Beginning at age 86, withdrawals will
                                         reduce your Roll-up to age 85 benefit
                                         base on a dollar-for- dollar basis up
                                         to your Annual withdrawal amount.

                                         A withdrawal from your Guaranteed
                                         benefit account value in the first five
                                         contract years, will reduce the Roll-up
                                         benefit bases on a pro rata basis. A
                                         withdrawal in excess of your Annual
                                         withdrawal amount will always reduce
                                         the Roll-up benefit bases on a pro rata
                                         basis. This is referred to as an
                                         "Excess withdrawal".

Example of how your Annual withdrawal    ANNUAL WITHDRAWAL AMOUNT. Assume you
Amount; Annual Roll-up amount and        make a contribution of $200,000 and
annual benefit base adjustment; and the  allocate $100,000 to your Guaranteed
effect of an Excess withdrawal is        benefit variable investment options and
calculated.                              $100,000 to your Non-Guaranteed benefit
                                         variable investment options at issue.
                                         At the beginning of contract year
                                         three, assume you transfer $5,000 to
                                         your Guaranteed benefit variable
                                         investment options. Also assume that
                                         your Annual Roll-up rate is 4% in each
                                         contract year. Accordingly, your GIB
                                         Roll-up benefit base on your fifth
                                         contract date anniversary is $127,290.

                                         The GIB Roll-up benefit base of $127,
                                         290 is calculated as follows:

                                         You start with $100,000 allocated to
                                         the Guaranteed benefit variable
                                         investment options:

                                            -- The first Annual Roll-up amount
                                               increases your GIB Roll-up
                                               benefit base to $104,000;

                                            -- The second Annual Roll-up amount
                                               increases your GIB Roll-up
                                               benefit base to $108,160;

                                            -- Your $5,000 transfer from your
                                               Non-Guaranteed benefit account
                                               value increases your GIB Roll-up
                                               benefit base to $113,160;

                                            -- The third Annual Roll-up amount
                                               increases your GIB Roll-up
                                               benefit base to $117,686;

                                            -- The fourth Annual Roll-up amount
                                               increases your GIB Roll-up
                                               benefit base to $122,394; and

                                            -- The fifth Annual Roll-up amount
                                               increases your GIB Roll-up
                                               benefit base to $127,290.

                                         Your Annual withdrawal amount as of the
                                         beginning of contract year six is equal
                                         to $4,892, calculated as follows:

                                         .   4% (YOUR CURRENT ANNUAL ROLL-UP
                                             RATE) MULTIPLIED BY

                                         $122,290 ($127,290 - $5,000) (YOUR GIB
                                         ROLL-UP BENEFIT BASE AS OF YOUR MOST
                                         RECENT CONTRACT DATE ANNIVERSARY MINUS
                                         THE AMOUNT OF YOUR TRANSFERS AND/OR
                                         CONTRIBUTIONS TO THE GUARANTEED BENEFIT
                                         VARIABLE INVESTMENT OPTIONS IN ANY OF
                                         THE PRIOR FOUR CONTRACT YEARS) EQUALS
                                         .   $4,892.

                                         ANNUAL ROLL-UP AMOUNT AND ANNUAL
                                         BENEFIT BASE ADJUSTMENT. Further assume
                                         that during contract year six (on the
                                         146th day of the contract year), you
                                         make a contribution of $10,000 to your
                                         Guaranteed benefit variable investment
                                         options, making your current GIB
                                         Roll-up benefit base $137,290. Also
                                         assume that you withdraw your full
                                         Annual withdrawal amount of $4,892
                                         during contract year six.

                                         On your sixth contract date
                                         anniversary, your Annual Roll-up amount
                                         is equal to $440, calculated as follows:
                                         .   4% (YOUR CURRENT ANNUAL ROLL-UP
                                             RATE) MULTIPLIED BY
-----------------------------------------------------------------------------------

                                    VIII-2

                      APPENDIX VIII: CONTRACT VARIATIONS

-----------------------------------------------------------------------------------------------------
 FEATURE/BENEFIT                         VARIATION
-----------------------------------------------------------------------------------------------------
Example of how your Annual withdrawal    .   $127,290 (YOUR GIB ROLL-UP BENEFIT BASE AS OF YOUR MOST
Amount; Annual Roll-up amount and            RECENT CONTRACT DATE ANNIVERSARY) PLUS
annual benefit base adjustment; and the
effect of an Excess withdrawal is        .   $240 (THE DAILY PRO-RATED ROLL-UP AMOUNT FOR THE
calculated. (cont.)                          CONTRIBUTION: $10,000 X 4% X 219/365 = $240) MINUS

                                         .   $4,892 (THE ANNUAL WITHDRAWAL AMOUNT, WHICH WAS
                                             WITHDRAWN)

                                         .   EQUALS $440

                                         Your adjusted GIB Roll-up benefit base is $137,730.

                                         EFFECT OF AN EXCESS WITHDRAWAL. In contract year six,
                                         assume instead that you make a withdrawal of $7,892
                                         (including any applicable withdrawal charges). This would
                                         result in an Excess withdrawal of $3,000 because your
                                         Annual withdrawal amount is only $4,892 ($7,892 - $4,892 =
                                         $3,000). Further, assume that your Guaranteed benefit
                                         account value at the time of this withdrawal is $100,000.
                                         As described earlier in this section, Excess withdrawals
                                         reduce your GIB Roll-up benefit base on a pro rata basis.
                                         Accordingly, your GIB Roll-up benefit base is reduced by
                                         $4,119 at the time of the withdrawal, calculated as follows:
                                         .   $137,290 (YOUR CURRENT GIB ROLL-UP BENEFIT BASE:
                                             $127,290 + $10,000) MULTIPLIED BY
                                         .   3% (THE PERCENTAGE OF YOUR CURRENT GUARANTEED BENEFIT
                                             ACCOUNT VALUE THAT WAS WITHDRAWN) EQUALS
                                         .   $4,119.

                                         On your sixth contract date anniversary, your adjusted GIB
                                         Roll-up benefit base is $133,611, calculated as follows:
                                         .   $133,171 (YOUR GIB ROLL-UP BENEFIT BASE ADJUSTED TO
                                             REFLECT THE EXCESS WITHDRAWAL: $137,290 - $4,119 =
                                             $133,171) PLUS
                                         .   $440 (YOUR ANNUAL ROLL-UP AMOUNT) EQUALS
                                         .   $ 133,611

Customized payment plan                  If you elect the GIB and have funded the benefit, the
                                         Customized payment plan is available beginning in the sixth or later contract year. Currently, any of the following
                                         five Customized payment plan options can be elected. For
                                         options that are based on a withdrawal percentage, the
                                         specified percent age is applied to the GIB Roll-up benefit base as of the most recent contract date anniversary less
                                         any transfers (other than amounts representing a credit)
                                         and contributions to the Guaranteed benefit variable
                                         investment options, either directly or through a Special
                                         DCA program, made in any of the prior four years.
-----------------------------------------------------------------------------------------------------

                                    VIII-3

                      APPENDIX VIII: CONTRACT VARIATIONS

Appendix IX: Rules regarding contributions to your contract

--------------------------------------------------------------------------------

The following tables describes the contribution rules for all contract Series and types.


------------------------------------------------------------------------------------------------------------------------
 CONTRACT TYPE                                       NQ
------------------------------------------------------------------------------------------------------------------------
ISSUE AGES               .   0-85 (FOR SERIES B, SERIES L &
                             SERIES C)
                         .   0-70 (FOR SERIES CP(R))
------------------------------------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT      .   $500
(IF PERMITTED)           .   $100 monthly and $300 quarterly
                             under the automatic investment
                             program
------------------------------------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:
                         .   After-tax money.
                         .   Paid to us by check or transfer of
                             contract value in a tax-deferred
                             exchange under Section 1035 of the
                             Internal Revenue Code.
------------------------------------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B, SERIES L & SERIES C:
ON CONTRIBUTIONS TO THE  .   You may make subsequent
CONTRACT/(1)/                contributions to the Guaranteed
                             benefit account value through age
                             75, or if later, until the first
                             contract date anniversary. However,
                             once you make a withdrawal from
                             your Guaranteed benefit account
                             value, subsequent contributions to
                             your Guaranteed benefit account
                             value will no longer be permitted.
                         .   You may make subsequent
                             contributions to your
                             Non-Guaranteed benefit account
                             value through age 86 or, if later,
                             until the first contract date
                             anniversary.
                         FOR SERIES CP(R):
                         .   You may make subsequent
                             contributions to your
                             Non-Guaranteed benefit account
                             value and your Guaranteed benefit
                             account value through age 71 or, if
                             later, until the first contract
                             date anniversary. However, once you
                             make a withdrawal from your
                             Guaranteed benefit account value,
                             subsequent contributions to your
                             Guaranteed benefit account value
                             will no longer be permitted.
------------------------------------------------------------------------------------------------------------------------

(1)Subsequent contributions may not be permitted under certain conditions in your state. Please see Appendix V earlier in this Prospectus for more information on contribution limitations in your state. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into the Guaranteed benefit account value at any time.

          APPENDIX IX: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-----------------------------------------------------------------------------------------------------------------------------
 CONTRACT TYPE                                       TRADITIONAL IRA
-----------------------------------------------------------------------------------------------------------------------------
ISSUE AGES               .   20-85 (FOR SERIES B, SERIES L & SERIES C)
                         .   20-70 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT      .   $50
(IF PERMITTED)           .   $100 monthly and $300 quarterly under
                             the automatic investment program
-----------------------------------------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:
                         .   Eligible rollover distributions from
                             403(b) plans, qualified plans and
                             governmental employer 457(b) plans.
                         .   Rollovers from another traditional
                             individual retirement arrangement.
                         .   Direct custodian-to-custodian transfers
                             from another traditional individual
                             retirement arrangement.
                         .   Regular IRA contributions.
                         .   Additional catch-up contributions.
-----------------------------------------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B, SERIES L & SERIES C:
ON CONTRIBUTIONS TO THE  .   You may make subsequent contributions to
CONTRACT/(1)/                the Guaranteed benefit account value
                             through age 75, or if later, until the
                             first contract date anniversary.
                             However, once you make a withdrawal from
                             your Guaranteed benefit account value,
                             subsequent contributions to your
                             Guaranteed benefit account value will no
                             longer be permitted.
                         .   You may make subsequent contributions to
                             your Non-Guaranteed benefit account
                             value through age 86 or, if later, until
                             the first contract date anniversary.
                         FOR SERIES CP(R):
                         .   You may make subsequent contributions to
                             your Non-Guaranteed benefit account
                             value and your Guaranteed benefit
                             account value through age 71 or, if
                             later, until the first contract date
                             anniversary. However, once you make a
                             withdrawal from your Guaranteed benefit
                             account value, subsequent contributions
                             to your Guaranteed benefit account value
                             will no longer be permitted.
                         FOR ALL SERIES:
                         .   Contributions made after age 701/2 must
                             be net of required minimum
                             distributions; you also cannot make
                             regular IRA contributions after age
                             701/2.
                         .   Although we accept regular IRA
                             contributions (limited to $5,500 per
                             calendar year) under traditional IRA
                             contracts, we intend that the contract
                             be used primarily for rollover and
                             direct transfer contributions.
                         .   Subsequent catch-up contributions of up
                             to $1,000 per calendar year where the
                             owner is at least age 50 but under age
                             70 1/2 at any time during the calendar
                             year for which the contribution is made.
-----------------------------------------------------------------------------------------------------------------------------

(1)Subsequent contributions may not be permitted under certain conditions in your state. Please see Appendix V earlier in this Prospectus for more information on contribution limitations in your state. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into the Guaranteed benefit account value at any time.

          APPENDIX IX: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-----------------------------------------------------------------------------------------------
 CONTRACT TYPE                                         ROTH IRA
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   20-85 (FOR SERIES B, SERIES L & SERIES C)
                         .   20-70 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT      .   $50
(IF PERMITTED)           .   $100 monthly and $300 quarterly under the automatic investment program
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:
                         .   Rollovers from another Roth IRA.
                         .   Rollovers from a "designated Roth contribution account" under specified retirement plans.
                         .   Conversion rollovers from a traditional IRA or other eligible retirement plan.
                         .   Direct custodian-to-custodian transfers from another Roth IRA.
                         .   Regular Roth IRA contributions.
                         .   Additional catch-up contributions.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B, SERIES L & SERIES C:
ON CONTRIBUTIONS TO THE  .   You may make subsequent contributions to the Guaranteed benefit
CONTRACT/(1)/                account value through age 75, or if later, until the first contract date anniversary. However, once you make a withdrawal from your Guaranteed benefit account value, subsequent
                             contributions to your Guaranteed benefit account value will no longer be permitted.
                         .   You may make subsequent contributions to your Non-Guaranteed benefit account value through age 86 or, if later, until the first contract date anniversary.
                         FOR SERIES CP(R):
                         .   You may make subsequent contributions to your Non-Guaranteed benefit account value and your Guaranteed benefit account value through age 71 or, if later, until the first contract date anniversary. However, once you make a withdrawal from your
                             Guaranteed benefit account value, subsequent contributions to your Guaranteed benefit account value will no longer be permitted.
                         FOR ALL SERIES:
                         .   Conversion rollovers after age 701/2 must be net of required minimum distributions for the traditional IRA or other eligible retirement plan that is the source of the conversion rollover.
                         .   Although we accept Roth IRA contributions (limited to $5,500 per calendar year) under Roth IRA contracts, we intend that the contract be used primarily for rollover and direct transfer contributions.
                         .   Subsequent catch-up contributions of up to $1,000 per calendar year where the owner is at least age 50 at any time during the calendar year for which the contribution is made.
-----------------------------------------------------------------------------------------------

(1)Subsequent contributions may not be permitted under certain conditions in your state. Please see Appendix V earlier in this Prospectus for more information on contribution limitations in your state. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into the Guaranteed benefit account value at any time.

          APPENDIX IX: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-----------------------------------------------------------------------------------------------
                         INHERITED IRA BENEFICIARY CONTINUATION CONTRACT (TRADITIONAL IRA OR
 CONTRACT TYPE           ROTH IRA)
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   0-70 (FOR SERIES B, SERIES L & SERIES C)
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       .   $1,000
CONTRIBUTION AMOUNT
(IF PERMITTED)
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  .   Direct custodian-to- custodian transfers of your interest as a death beneficiary of the deceased owner's traditional individual retirement arrangement or Roth IRA to an IRA of the same type.
                         .   Non-spousal beneficiary direct rollover contributions may be made to an Inherited IRA contract under specified circumstances from these "Applicable Plans": qualified plans, 403(b) plans and governmental employer 457(b) plans.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   .   Any subsequent contributions must be from the same type of IRA of
ON CONTRIBUTIONS TO THE      the same deceased owner.
CONTRACT/(1)/            .   You may make subsequent contributions to the Guaranteed benefit account value through age 71, or if later, until the first contract date anniversary. However, once you make a withdrawal from your Guaranteed benefit account value, subsequent
                             contributions to your Guaranteed benefit account value will no longer be permitted.
                         .   You may make subsequent contributions to the Non-Guaranteed benefit account value through age 86 or, if later, until the first contract date anniversary (SERIES B AND SERIES L), or through age 71 or, if later, until the first contract date anniversary (SERIES C).
                         .   No additional contributions are permitted to Inherited IRA contracts issued as a Non-spousal beneficiary direct rollover from an Applicable Plan.
-----------------------------------------------------------------------------------------------

(1)Subsequent contributions may not be permitted under certain conditions in your state. Please see Appendix V earlier in this Prospectus for more information on contribution limitations in your state. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into the Guaranteed benefit account value at any time.

          APPENDIX IX: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

--------------------------------------------------------------------------------------------------------------------------
 CONTRACT TYPE                                       QP
--------------------------------------------------------------------------------------------------------------------------
ISSUE AGES               .   20-75 (FOR SERIES B & SERIES L)
                         .   20-70 (FOR SERIES CP(R))
--------------------------------------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT (IF  .   $500
SUBSEQUENT
CONTRIBUTIONS ARE
PERMITTED)
--------------------------------------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:
                         .   Only transfer contributions from other investments within an existing qualified plan trust.
                         .   The plan must be qualified under Section 401(a) of the Internal
                             Revenue Code.
                         .   For 401(k) plans, transferred contributions may not include any after-tax contributions, including designated Roth contributions.
--------------------------------------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B:
ON CONTRIBUTIONS TO THE  .   You may make subsequent contributions to the Guaranteed benefit
CONTRACT/(1)/                account value and the Non-Guaranteed benefit account value through age 75, or if later, until the first contract date anniversary. However, once you make a withdrawal from your
                             Guaranteed benefit account value, subsequent contributions to your Guaranteed benefit account value will no longer be permitted.
                         .   You may make subsequent contributions to the Non-Guaranteed benefit account value through age 76, or if later, until the first contract date anniversary.
                         FOR SERIES L:
                         .   You may make subsequent contributions to the Guaranteed benefit account value through age 75, or if later, until the first contract date anniversary. However, once you make a withdrawal from your Guaranteed benefit account value, subsequent
                             contributions to your Guaranteed benefit account value will no longer be permitted.
                         .   You may make subsequent contributions to the Non-Guaranteed benefit account value through age 76, or if later, until the first contract date anniversary.
                         FOR SERIES CP(R):
                         .   You may make subsequent contributions to your Non-Guaranteed benefit account value and your Guaranteed benefit account value through age 71 or, if later, until the first contract date anniversary. However, once you make a withdrawal from your
                             Guaranteed benefit account value, subsequent contributions to your Guaranteed benefit account value will no longer be permitted.
                         FOR ALL SERIES:
                         .   A separate QP contract must be established for each plan
                             participant, even defined benefit plan participants.
                         .   We do not accept contributions directly from the employer.
                         .   Only one subsequent contribution can be made during a contract year.
                         .   Contributions made after the annuitant's age 70 1/2 must be net of any required minimum distributions.
See Appendix II earlier in this Prospectus for a discussion on purchase considerations for QP contracts.
--------------------------------------------------------------------------------------------------------------------------

(1)Subsequent contributions may not be permitted under certain conditions in your state. Please see Appendix V earlier in this Prospectus for more information on contribution limitations in your state. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into the Guaranteed benefit account value at any time.

See "Tax information" earlier in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract see "Dates and prices at which contract events occur" in "More information" earlier in this Prospectus. Please review your contract for information on contribution limitations.

          APPENDIX IX: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                   PAGE

Who is AXA Equitable?                                               2

Unit Values                                                         2

Custodian and Independent Registered Public Accounting Firm         2

Distribution of the Contracts                                       2

Financial Statements                                                2

Condensed Financial Information                              Appendix I

HOW TO OBTAIN A RETIREMENT CORNERSTONE(R) SERIES STATEMENT OF ADDITIONAL INFORMATION FOR
SEPARATE ACCOUNT NO. 70

Send this request form to:
  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547


----------------------------------------------------------------------------------
Please send me a Retirement Cornerstone(R) Series SAI for SEPARATE
ACCOUNT NO. 70 dated May 1, 2016.
----------------------------------------------------------------------------------
Name
----------------------------------------------------------------------------------
Address
----------------------------------------------------------------------------------
City                                                                   State  Zip



                                                                         #28988

Retirement Cornerstone(R) Series

A combination variable and fixed deferred annuity contract

STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 2016


AXA EQUITABLE LIFE INSURANCE COMPANY
1290 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10104


--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Retirement Cornerstone(R) Series Prospectus, dated May 1, 2016. That Prospectus provides detailed information concerning the contracts and the variable investment options and the guaranteed interest option that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account No. 70. Definitions of special terms used in the SAI are found in the Prospectus.


A copy of the Prospectus is available free of charge by writing the processing office (Retirement Service Solutions -- Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.

            TABLE OF CONTENTS

            Who is AXA Equitable?                                 2

            Unit Values                                           2

            Custodian and Independent Registered Public
              Accounting Firm                                     2

            Distribution of the Contracts                         2

            Financial Statements                                  2

            Condensed Financial Information              Appendix I


             Copyright 2016 AXA Equitable Life Insurance Company.

 All rights reserved. Retirement Cornerstone(R) is a registered trademark mark of AXA Equitable Life Insurance Company.


        Retirement Cornerstone Series 1.0, 11.0 ADV and 11.0 National All
                                                                   #28988

WHO IS AXA EQUITABLE?

We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.
UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. We may offer other annuity contracts and certificates which will have their own unit values for the variable investment options. They may be different from the unit values for the Retirement Cornerstone(R) Series.

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period, multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

                                   a
                                   ----      --c
                               (   b   )

where:

(a)is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to, or withdrawn from, the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by the Trusts (as described in the Prospectus), as applicable.

(b)is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c)is the daily separate account charge, times the number of calendar days in the valuation period. For certain contracts, the daily separate account charge is made up of a mortality and expense risks charge, an administrative charge and a distribution charge. For other contracts, the daily separate account charge is made up of an operations charge, an administration charge and a distribution charge. These daily charges are at an effective annual rate not to exceed a total of 1.70%. Your contract charges may be less.

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trusts owned by Separate Account No. 70.


The financial statements of Separate Account No. 70 at December 31, 2015 and for each of the two years in the period ended December 31, 2015, and the consolidated financial statements of AXA Equitable at December 31, 2015 and 2014 and for each of the three years in the period ended December 31, 2015 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

DISTRIBUTION OF THE CONTRACTS


Under a distribution agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account No. 70, AXA Equitable paid AXA Distributors, LLC, distribution fees of $490,800,838 in 2015, $516,811,792 in 2014 and $548,888,192 in 2013, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 70. Of these amounts, for each of these three years, AXA Distributors, LLC retained $0, $0 and $16,033,494, respectively.

Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account No. 70, AXA Equitable paid AXA Advisors a fee of $0 in 2015, $325,380 in 2014 and $325,380 in 2013. AXA Equitable paid AXA Advisors, as the distributors of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 70, $560,399,960 in 2015, $571,445,806 in 2014 and
$577,490,356 in 2013. Of these amounts, AXA Advisors retained $285,764,982, $305,637,317 and $319,941,479, respectively.


FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

The financial statements of Separate Account No. 70 list variable investment options not currently offered under this contract.

CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this SAI for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2015.

Appendix I: Condensed financial information



--------------------------------------------------------------------------------
The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 70 with the same daily asset charges of 1.30%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015.



-------------------------------------------------------------------------------------------------
                                                    FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------
                                           2015    2014    2013   2012/(A)/  2011    2010   2009
-------------------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
-------------------------------------------------------------------------------------------------
   Unit value                            $  13.19 $ 13.91 $ 13.77 $ 12.22   $ 11.06 $11.58 $10.18
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        826     628     436     246       220     92     --
-------------------------------------------------------------------------------------------------
AB VPS BALANCED WEALTH STRATEGY
-------------------------------------------------------------------------------------------------
   Unit value                            $  14.29 $ 14.29 $ 13.52 $ 11.78   $ 10.53 $11.00 $10.11
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        254     244     250     154       130     89     --
-------------------------------------------------------------------------------------------------
AB VPS INTERNATIONAL GROWTH
-------------------------------------------------------------------------------------------------
   Unit value                            $  11.14 $ 11.54 $ 11.86 $ 10.60   $  9.32 $11.25 $10.12
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        556     505     401     277       230     94     --
-------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP LARGE COMPANY VALUE
-------------------------------------------------------------------------------------------------
   Unit value                            $  17.23 $ 18.19 $ 16.35 $ 12.64   $ 11.00 $11.05 $10.11
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         86      81      83      69        57     14     --
-------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE FUND
-------------------------------------------------------------------------------------------------
   Unit value                            $  19.79 $ 20.38 $ 17.76 $ 13.85   $ 12.08 $12.34 $10.51
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      1,957   1,354     924     374       277    104     --
-------------------------------------------------------------------------------------------------
AXA 400 MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------
   Unit value                            $  17.62 $ 18.43 $ 17.16 $ 13.20   $ 11.49 $12.68 $10.45
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      2,116   2,183   2,335   2,340     1,982    892      7
-------------------------------------------------------------------------------------------------
AXA 500 MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------
   Unit value                            $  17.36 $ 17.53 $ 15.77 $ 12.21   $ 10.77 $11.34 $10.23
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      5,165   5,463   5,819   5,954     4,881  2,190     25
-------------------------------------------------------------------------------------------------
AXA 2000 MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------
   Unit value                            $  17.18 $ 18.34 $ 17.86 $ 13.17   $ 11.56 $13.09 $10.75
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      2,272   2,382   2,445   2,588     2,189    969      7
-------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
-------------------------------------------------------------------------------------------------
   Unit value                            $  14.77 $ 15.23 $ 14.74 $ 11.81   $ 10.48 $11.45 $10.23
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        811     835     934     857       824    499      3
-------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
-------------------------------------------------------------------------------------------------
   Unit value                            $  12.82 $ 13.08 $ 12.69 $ 11.31   $ 10.56 $10.96 $10.09
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    113,639  91,852  62,157  23,840    19,416  8,343      7
-------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
-------------------------------------------------------------------------------------------------
   Unit value                            $  12.25 $ 12.47 $ 12.17 $ 11.16   $ 10.55 $10.84 $10.06
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     57,851  48,006  34,378  13,262    10,951  5,312     --
-------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



----------------------------------------------------------------------------------------------------
                                                     FOR THE YEARS ENDING DECEMBER 31,
                                         ----------------------------------------------------------
                                           2015     2014     2013   2012/(A)/  2011    2010    2009
----------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
----------------------------------------------------------------------------------------------------
   Unit value                            $  11.14 $  11.31 $  11.17 $ 10.84   $ 10.51 $ 10.57 $ 9.98
----------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     35,647   29,801   21,710   8,551     6,310   2,755     --
----------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------
   Unit value                            $  12.98 $  13.39 $  13.34 $ 11.23   $  9.72 $ 11.20 $10.16
----------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        348      377      305     227       196     111      2
----------------------------------------------------------------------------------------------------
AXA GROWTH STRATEGY
----------------------------------------------------------------------------------------------------
   Unit value                            $  14.02 $  14.35 $  13.76 $ 11.60   $ 10.57 $ 11.20 $10.16
----------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    127,820   91,406   46,758   2,705     2,152   1,053      4
----------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------
   Unit value                            $  10.41 $  11.02 $  11.91 $ 10.27   $  8.95 $ 10.88 $10.07
----------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        300      263      165     139       158     109     --
----------------------------------------------------------------------------------------------------
AXA INTERNATIONAL MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------
   Unit value                            $  10.47 $  10.87 $  11.77 $  9.85   $  8.56 $ 10.33 $10.00
----------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      5,527    5,585    5,422   5,573     4,701   2,034      8
----------------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------
   Unit value                            $  10.33 $  10.81 $  11.80 $ 10.02   $  8.64 $ 10.41 $ 9.92
----------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        239      247      226     215       217     154      1
----------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------
   Unit value                            $  18.70 $  18.21 $  16.61 $ 12.43   $ 11.07 $ 11.60 $10.28
----------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        208      185      132      96        91      45     --
----------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------
   Unit value                            $  16.82 $  17.75 $  16.03 $ 12.26   $ 10.72 $ 11.41 $10.24
----------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        290      240      122      85        79      72     --
----------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
----------------------------------------------------------------------------------------------------
   Unit value                            $  18.27 $  19.19 $  17.53 $ 13.35   $ 11.40 $ 12.71 $10.51
----------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        124      100       63      36        32      17     --
----------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
----------------------------------------------------------------------------------------------------
   Unit value                            $  12.65 $  12.93 $  12.71 $ 11.39   $ 10.60 $ 10.98 $10.10
----------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      5,429    4,693    3,499   2,090     1,704     759      2
----------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
----------------------------------------------------------------------------------------------------
   Unit value                            $  13.42 $  13.71 $  13.22 $ 11.46   $ 10.57 $ 11.08 $10.13
----------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    237,051  202,854  152,548  83,766    70,698  30,229    175
----------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
----------------------------------------------------------------------------------------------------
   Unit value                            $  13.70 $  14.06 $  13.73 $ 11.61   $ 10.55 $ 11.22 $10.17
----------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      2,066    2,195    2,264   2,039     1,991     981     32
----------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
----------------------------------------------------------------------------------------------------
   Unit value                            $  11.77 $  12.00 $  11.60 $ 10.12   $  9.51      --     --
----------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    131,091  103,758   67,732   7,488     1,826      --     --
----------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



--------------------------------------------------------------------------------------------
                                                 FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------
                                          2015   2014   2013  2012/(A)/  2011   2010   2009
--------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
--------------------------------------------------------------------------------------------
   Unit value                            $21.19 $22.11 $21.63  $15.86   $13.90 $14.14 $10.73
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      894    739    579     256      151     77     --
--------------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
--------------------------------------------------------------------------------------------
   Unit value                            $13.98 $14.60 $13.93  $12.32   $11.22 $11.33 $10.29
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      178    191    159     101       59     45     --
--------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
--------------------------------------------------------------------------------------------
   Unit value                            $16.82 $18.24 $18.09  $13.41   $11.63 $13.00 $10.57
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       99    109    118      91      106     48     --
--------------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
--------------------------------------------------------------------------------------------
   Unit value                            $14.54 $15.16 $14.56  $11.96   $10.57 $11.17 $10.23
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      321    242    134      55       53     21     --
--------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
--------------------------------------------------------------------------------------------
   Unit value                            $18.31 $16.63 $15.63  $12.45   $11.20 $11.00 $10.28
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      641    561    564     464      462    309     --
--------------------------------------------------------------------------------------------
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
--------------------------------------------------------------------------------------------
   Unit value                            $16.09 $16.70 $15.42  $12.09   $10.72 $11.34 $10.24
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       41     41     41      44       40     28     --
--------------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
--------------------------------------------------------------------------------------------
   Unit value                            $13.96 $14.52 $14.56  $11.62   $ 9.86 $10.87 $10.17
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      139    143    144      83       69     41     --
--------------------------------------------------------------------------------------------
BLACKROCK GLOBAL ALLOCATION V.I. FUND
--------------------------------------------------------------------------------------------
   Unit value                            $12.58 $12.87 $12.80  $11.33   $10.44 $10.98 $10.13
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    3,781  3,721  3,186   1,824    1,594    983     60
--------------------------------------------------------------------------------------------
BLACKROCK LARGE CAP GROWTH V.I. FUND
--------------------------------------------------------------------------------------------
   Unit value                            $20.03 $19.80 $17.60  $13.35   $11.78 $11.67 $10.27
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,149    900    602     333      259    101     --
--------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
--------------------------------------------------------------------------------------------
   Unit value                            $16.88 $18.22 $16.83  $12.38   $11.04 $11.51 $10.36
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    4,345  3,867  2,942   1,643    1,404    656     --
--------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY INCOME
--------------------------------------------------------------------------------------------
   Unit value                            $18.01 $18.56 $17.30  $13.31   $11.45 $11.62 $10.15
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      707    682    676     243      114     58     --
--------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
--------------------------------------------------------------------------------------------
   Unit value                            $20.31 $20.19 $18.51  $14.23   $12.28 $11.94 $10.42
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      307    274    189      76       41     19     --
--------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
--------------------------------------------------------------------------------------------
   Unit value                            $19.16 $19.43 $17.56  $13.43   $11.77 $11.84 $10.32
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      894    630    393     157      104     60     --
--------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



-----------------------------------------------------------------------------------------------
                                                   FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------
                                          2015    2014    2013   2012/(A)/  2011   2010   2009
-----------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
-----------------------------------------------------------------------------------------------
   Unit value                            $ 10.61 $ 10.70 $ 10.59 $ 10.90   $10.71 $10.35 $ 9.92
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    14,039  14,262  14,098  12,569    9,309  4,192     32
-----------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
-----------------------------------------------------------------------------------------------
   Unit value                            $ 19.11 $ 19.20 $ 17.22 $ 13.27   $11.67 $11.61 $10.26
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     3,812   2,626   1,611     616      479    236      3
-----------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS
-----------------------------------------------------------------------------------------------
   Unit value                            $ 12.81 $ 12.64 $ 12.60 $ 11.51   $11.08 $11.05 $10.18
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       493     459     371     247      186     88     --
-----------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE
-----------------------------------------------------------------------------------------------
   Unit value                            $ 20.06 $ 21.56 $ 21.19 $ 15.43   $13.27 $13.89 $10.59
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     5,609   4,915   3,765   2,028    1,650    693      1
-----------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
-----------------------------------------------------------------------------------------------
   Unit value                            $  9.96 $ 10.50 $ 10.54 $ 10.96   $10.70 $10.36 $ 9.85
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       404     395     348     237      172     73      2
-----------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
-----------------------------------------------------------------------------------------------
   Unit value                            $ 10.16 $ 10.25 $ 10.23 $ 10.54   $10.57 $10.17 $ 9.89
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     6,132   6,321   6,263   5,720    4,179  2,244      3
-----------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
-----------------------------------------------------------------------------------------------
   Unit value                            $ 11.04 $ 11.43 $ 12.44 $ 10.38   $ 9.05 $10.41 $10.00
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,095     614     366     139      105     64     --
-----------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
-----------------------------------------------------------------------------------------------
   Unit value                            $ 17.51 $ 18.91 $ 17.59 $ 13.20   $11.29 $11.64 $10.21
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       957     827     178     110       82     44     --
-----------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
-----------------------------------------------------------------------------------------------
   Unit value                            $ 17.88 $ 18.54 $ 16.42 $ 12.25   $10.70 $11.41 $10.26
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       245     238     246     199      189    114     --
-----------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
-----------------------------------------------------------------------------------------------
   Unit value                            $ 20.50 $ 19.80 $ 17.88 $ 13.67   $12.07 $11.92 $10.39
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       867     654     434     245      164     78     --
-----------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
-----------------------------------------------------------------------------------------------
   Unit value                            $ 17.95 $ 19.03 $ 17.12 $ 13.18   $11.46 $11.62 $10.24
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       623     445     268     119       96     41     --
-----------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
-----------------------------------------------------------------------------------------------
   Unit value                            $ 12.57 $ 12.71 $ 13.56 $ 12.09   $10.23 $11.58 $10.18
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       981     797     622     278      211     83     --
-----------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
-----------------------------------------------------------------------------------------------
   Unit value                            $ 19.69 $ 20.54 $ 19.09 $ 14.59   $12.63 $13.07 $10.51
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,171     873     560     206      172    100     --
-----------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



--------------------------------------------------------------------------------------------
                                                 FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------
                                          2015   2014   2013  2012/(A)/  2011   2010   2009
--------------------------------------------------------------------------------------------
EQ/MONEY MARKET
--------------------------------------------------------------------------------------------
   Unit value                            $ 9.24 $ 9.36 $ 9.49  $ 9.61   $ 9.74 $ 9.87 $ 9.99
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    3,966  2,305  1,534     724      865    312     11
--------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP GROWTH
--------------------------------------------------------------------------------------------
   Unit value                            $16.38 $17.56 $17.92  $13.10   $12.21 $13.36 $10.21
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,319  1,315  1,106     768      676    266      2
--------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
--------------------------------------------------------------------------------------------
   Unit value                            $15.91 $15.62 $15.55  $12.47   $10.49 $11.61 $10.18
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,622  1,226    804     468      410    154     --
--------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
--------------------------------------------------------------------------------------------
   Unit value                            $ 9.45 $ 9.60 $ 9.73  $ 9.86   $ 9.84 $ 9.96 $ 9.99
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,568  1,378  1,233     850      720    476      6
--------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
--------------------------------------------------------------------------------------------
   Unit value                            $19.20 $20.38 $19.69  $14.52   $12.73 $13.40 $10.76
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      799    577    400     174      154     96      1
--------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
--------------------------------------------------------------------------------------------
   Unit value                            $21.56 $19.82 $18.48  $13.57   $11.56 $11.92 $10.35
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    2,810  2,063  1,449     700      559    287      3
--------------------------------------------------------------------------------------------
EQ/WELLS FARGO OMEGA GROWTH
--------------------------------------------------------------------------------------------
   Unit value                            $14.49 $14.50 $14.15  $10.31   $ 8.67     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    3,337  3,541  2,744     914      520     --     --
--------------------------------------------------------------------------------------------
FIDELITY(R) VIP ASSET MANAGER: GROWTH(R) PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $15.25 $15.48 $14.86  $12.33   $10.85 $11.75 $10.26
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       37     31     38      37       37     14     --
--------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $18.59 $18.75 $17.02  $13.17   $11.49 $11.97 $10.37
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    4,103  3,348  2,490   1,293    1,082    507      1
--------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $12.11 $12.33 $11.96  $10.62   $ 9.62     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       37     36     45      38       11     --     --
--------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $12.27 $12.49 $12.10  $10.60   $ 9.50     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       76     40     41      44       38     --     --
--------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $12.72 $12.95 $12.52  $10.59   $ 9.35     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       63     61     63      25       11     --     --
--------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $12.83 $13.06 $12.64  $10.55   $ 9.28     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       38     36     33      22       14     --     --
--------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



--------------------------------------------------------------------------------------------
                                                 FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------
                                          2015   2014   2013  2012/(A)/  2011   2010   2009
--------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $17.50 $18.03 $17.23  $12.84   $11.36 $12.91 $10.17
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,980  1,568  1,104     590      512    251      1
--------------------------------------------------------------------------------------------
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $11.92 $12.32 $12.07  $12.23   $11.24 $10.90 $10.14
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    2,881  2,133  1,570     941      704    355      2
--------------------------------------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND
--------------------------------------------------------------------------------------------
   Unit value                            $13.49 $14.57 $14.35  $11.75   $10.32 $10.62     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      684    703    452      80       69     53     --
--------------------------------------------------------------------------------------------
FRANKLIN INCOME VIP FUND
--------------------------------------------------------------------------------------------
   Unit value                            $13.01 $14.19 $13.74  $12.22   $10.99 $10.87     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    2,469  2,040  1,127     356      283    144     --
--------------------------------------------------------------------------------------------
FRANKLIN MUTUAL SHARES VIP FUND
--------------------------------------------------------------------------------------------
   Unit value                            $14.85 $15.83 $14.97  $11.83   $10.49 $10.74     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      559    555    485     384      322     69     --
--------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME VIP FUND
--------------------------------------------------------------------------------------------
   Unit value                            $12.18 $12.84 $12.77  $12.52   $11.25 $11.11 $10.15
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    2,914  2,500  1,626     732      525    253      5
--------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
--------------------------------------------------------------------------------------------
   Unit value                            $18.12 $20.29 $18.14  $13.87   $11.89 $12.90 $10.48
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,033    889    642     350      331    148     --
--------------------------------------------------------------------------------------------
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND
--------------------------------------------------------------------------------------------
   Unit value                            $ 8.57 $ 8.82 $ 7.97  $ 7.87   $ 8.98     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       44     38     35      38       21     --     --
--------------------------------------------------------------------------------------------
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND
--------------------------------------------------------------------------------------------
   Unit value                            $ 9.81 $ 9.76 $ 9.45  $ 9.41       --     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       39     39     42      37       --     --     --
--------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND
--------------------------------------------------------------------------------------------
   Unit value                            $20.93 $20.24 $18.96  $13.74       --     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       22     11     23      15       --     --     --
--------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
--------------------------------------------------------------------------------------------
   Unit value                            $17.67 $17.58 $15.83  $12.26   $10.50     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,264    582    378      83       47     --     --
--------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND
--------------------------------------------------------------------------------------------
   Unit value                            $15.21 $15.68 $13.89  $13.74   $10.89 $11.83 $10.22
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    2,783  2,423  1,924   1,078      842    269     --
--------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
--------------------------------------------------------------------------------------------
   Unit value                            $11.27 $11.82 $11.79  $11.19   $ 9.69     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,292  1,045    695     207      109     --     --
--------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



--------------------------------------------------------------------------------------------
                                                 FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------
                                          2015   2014   2013  2012/(A)/  2011   2010   2009
--------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------------------
   Unit value                            $13.24 $13.77 $13.94  $11.90   $10.46 $11.40 $10.25
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    2,021  1,681  1,230     645      555    235     --
--------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
--------------------------------------------------------------------------------------------
   Unit value                            $14.48 $15.32 $14.91  $11.76   $10.77 $11.67 $10.39
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      559    470    331     189      150     84     --
--------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------------------
   Unit value                            $18.77 $20.18 $20.02  $14.80   $13.19 $13.50 $10.67
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      387    253    189     112       95     34     --
--------------------------------------------------------------------------------------------
IVY FUNDS VIP ASSET STRATEGY
--------------------------------------------------------------------------------------------
   Unit value                            $11.08 $12.25 $13.10  $10.60   $ 9.02     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,837  1,962  1,480     525      362     --     --
--------------------------------------------------------------------------------------------
IVY FUNDS VIP DIVIDEND OPPORTUNITIES
--------------------------------------------------------------------------------------------
   Unit value                            $16.43 $16.99 $15.68  $12.25   $10.97 $11.66 $10.15
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      560    524    468     363      353    204     --
--------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY
--------------------------------------------------------------------------------------------
   Unit value                            $ 9.54 $12.42 $14.07  $11.16   $11.15 $12.43 $10.32
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,617  1,315    900     510      449    120     --
--------------------------------------------------------------------------------------------
IVY FUNDS VIP GLOBAL NATURAL RESOURCES
--------------------------------------------------------------------------------------------
   Unit value                            $ 6.52 $ 8.51 $ 9.92  $ 9.32   $ 9.27 $11.96 $10.35
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      902    858    758     518      462    220      6
--------------------------------------------------------------------------------------------
IVY FUNDS VIP HIGH INCOME
--------------------------------------------------------------------------------------------
   Unit value                            $14.38 $15.58 $15.49  $14.20   $12.13 $11.67 $10.30
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    4,507  4,025  2,746   1,136      819    362      2
--------------------------------------------------------------------------------------------
IVY FUNDS VIP MID CAP GROWTH
--------------------------------------------------------------------------------------------
   Unit value                            $18.91 $20.34 $19.10  $14.89   $13.29 $13.54 $10.43
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,540  1,320  1,060     529      402    172     --
--------------------------------------------------------------------------------------------
IVY FUNDS VIP SCIENCE AND TECHNOLOGY
--------------------------------------------------------------------------------------------
   Unit value                            $20.84 $21.74 $21.41  $13.87   $10.99 $11.82 $10.62
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,755  1,445  1,040     455      351    118     --
--------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL CAP GROWTH
--------------------------------------------------------------------------------------------
   Unit value                            $17.56 $17.46 $17.42  $12.31   $11.86 $13.44 $10.57
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      839    605    485     273      275    162     --
--------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $ 8.73 $11.06 $11.75  $12.05   $10.01 $12.37 $10.21
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    4,303  3,914  3,294   1,915    1,497    587     --
--------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $11.94 $12.28 $11.93  $11.17   $10.06     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    2,524  1,193    524      96       35     --     --
--------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



--------------------------------------------------------------------------------------------
                                                 FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------
                                          2015   2014   2013  2012/(A)/  2011   2010   2009
--------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $13.35 $13.65 $12.67  $ 9.89   $ 8.70     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      236    266    239     106       87     --     --
--------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $13.45 $13.26 $12.67  $ 9.36   $ 8.31     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      222    157    127      61       41     --     --
--------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $15.85 $15.11 $15.14  $12.01   $10.50 $10.83 $10.09
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    5,208  3,639  2,451   1,023      790    295     --
--------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
--------------------------------------------------------------------------------------------
   Unit value                            $17.87 $18.11 $16.58  $12.75   $10.87 $11.29 $10.31
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      302    259    224     170      150     59     --
--------------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $18.24     --     --      --       --     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      345     --     --      --       --     --     --
--------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $21.65 $19.84 $18.21  $13.69   $12.14 $12.17 $10.26
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      589    495    350     196      148     75     --
--------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES
--------------------------------------------------------------------------------------------
   Unit value                            $15.36 $18.25 $16.44  $13.86   $12.40 $11.80 $10.53
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,516  1,258    783     355      256     84     --
--------------------------------------------------------------------------------------------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $ 6.08 $ 8.29 $10.33  $12.27   $11.83 $12.96 $10.57
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,435  1,326  1,125     711      498    164     --
--------------------------------------------------------------------------------------------
PIMCO EMERGING MARKETS BOND PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $11.99 $12.44 $12.43  $13.55   $11.65 $11.11 $10.05
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      781    849    780     544      398    244     10
--------------------------------------------------------------------------------------------
PIMCO REAL RETURN PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $10.97 $11.43 $11.24  $12.56   $11.71 $10.64 $ 9.98
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    3,271  3,349  3,099   2,023    1,444    462      6
--------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $11.57 $11.68 $11.36  $11.75   $10.87 $10.64 $ 9.98
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    6,778  6,307  5,881   3,557    2,557  1,151      8
--------------------------------------------------------------------------------------------
PROFUND VP BEAR
--------------------------------------------------------------------------------------------
   Unit value                            $ 3.34 $ 3.56 $ 4.21  $ 5.81   $ 7.05 $ 7.84 $ 9.67
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       38     36     39      58       67     20      1
--------------------------------------------------------------------------------------------
PROFUND VP BIOTECHNOLOGY
--------------------------------------------------------------------------------------------
   Unit value                            $33.17 $32.54 $25.41  $15.29   $11.01 $10.47 $10.09
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,074    779    499     148      108     39     --
--------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



--------------------------------------------------------------------------------------------
                                                 FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------
                                          2015   2014   2013  2012/(A)/  2011   2010   2009
--------------------------------------------------------------------------------------------
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO -- II
--------------------------------------------------------------------------------------------
   Unit value                            $36.07 $32.49 $25.09  $16.89   $13.06 $11.99 $10.53
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    2,006  1,356    905     401      242     71     --
--------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS VIP FUND
--------------------------------------------------------------------------------------------
   Unit value                            $ 7.78 $ 9.80 $10.84  $11.09   $ 9.93 $11.95 $10.30
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      623    503    406     269      286    158      2
--------------------------------------------------------------------------------------------
TEMPLETON FOREIGN VIP FUND
--------------------------------------------------------------------------------------------
   Unit value                            $10.91 $11.82 $13.47  $11.10   $ 9.51 $10.79 $10.08
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      503    462    382     239      276    158     --
--------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND VIP FUND
--------------------------------------------------------------------------------------------
   Unit value                            $12.01 $12.72 $12.66  $12.62   $11.11 $11.35 $10.05
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    6,273  5,711  4,423   2,561    2,066    777      3
--------------------------------------------------------------------------------------------
TEMPLETON GROWTH VIP FUND
--------------------------------------------------------------------------------------------
   Unit value                            $12.92 $13.99 $14.59  $11.30   $ 9.46 $10.30     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      113    116    119      82       63     21     --
--------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL HARD ASSETS FUND
--------------------------------------------------------------------------------------------
   Unit value                            $ 6.21 $ 9.49 $11.92  $10.95   $10.76 $13.08 $10.30
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,979  1,980  1,739   1,034      872    327      1
--------------------------------------------------------------------------------------------


(a)On January 1, 2013, the net assets attributable to certain contracts funded by Separate Account No. 49, including Accumulator Series 11.0 and certain versions of the Retirement Cornerstone Series, were transferred to Separate Account No. 70. Accordingly, the condensed financial information shown for the years ended December 31, 2012 and earlier reflects unit information taken from Separate Account No. 49.

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 70 with the same daily asset charges of 1.55%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015.



--------------------------------------------------------------------------------------------
                                                 FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------
                                          2015   2014   2013  2012/(A)/  2011   2010   2009
--------------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
--------------------------------------------------------------------------------------------
   Unit value                            $12.98 $13.73 $13.62  $12.12   $11.00 $11.55 $10.17
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       76     72    101      90       65     23     --
--------------------------------------------------------------------------------------------
AB VPS BALANCED WEALTH STRATEGY
--------------------------------------------------------------------------------------------
   Unit value                            $14.07 $14.11 $13.38  $11.69   $10.47 $10.97 $10.10
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       29     22     20      19        3      1     --
--------------------------------------------------------------------------------------------
AB VPS INTERNATIONAL GROWTH
--------------------------------------------------------------------------------------------
   Unit value                            $10.97 $11.39 $11.74  $10.52   $ 9.27 $11.22 $10.12
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       43     56     60      55       42     15     --
--------------------------------------------------------------------------------------------
AMERICAN CENTURY VP LARGE COMPANY VALUE
--------------------------------------------------------------------------------------------
   Unit value                            $16.96 $17.96 $16.18  $12.54   $10.94 $11.02 $10.11
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       17     20     19      21        7      5     --
--------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE FUND
--------------------------------------------------------------------------------------------
   Unit value                            $19.49 $20.11 $17.57  $13.74   $12.01 $12.30 $10.50
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      135    115     96      73       62     24     --
--------------------------------------------------------------------------------------------
AXA 400 MANAGED VOLATILITY
--------------------------------------------------------------------------------------------
   Unit value                            $17.35 $18.19 $16.98  $13.10   $11.43 $12.64 $10.44
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      802    833    886     906      764    369     --
--------------------------------------------------------------------------------------------
AXA 500 MANAGED VOLATILITY
--------------------------------------------------------------------------------------------
   Unit value                            $17.10 $17.30 $15.61  $12.11   $10.71 $11.30 $10.23
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,906  1,981  2,270   2,218    1,882    982     --
--------------------------------------------------------------------------------------------
AXA 2000 MANAGED VOLATILITY
--------------------------------------------------------------------------------------------
   Unit value                            $16.91 $18.10 $17.67  $13.06   $11.50 $13.05 $10.74
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      875    907    895     960      822    394     --
--------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
--------------------------------------------------------------------------------------------
   Unit value                            $14.54 $15.03 $14.58  $11.72   $10.42 $11.42 $10.23
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      243    255    273     271      243    114     --
--------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
--------------------------------------------------------------------------------------------
   Unit value                            $12.62 $12.91 $12.56  $11.22   $10.50 $10.93 $10.09
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    8,489  9,199  9,203   7,230    5,837  2,602     22
--------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
--------------------------------------------------------------------------------------------
   Unit value                            $12.06 $12.31 $12.04  $11.07   $10.49 $10.80 $10.05
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    5,149  5,781  6,496   4,888    3,875  2,069     --
--------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
--------------------------------------------------------------------------------------------
   Unit value                            $10.97 $11.16 $11.05  $10.75   $10.45 $10.54 $ 9.98
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    3,891  4,049  4,558   3,511    2,423  1,111     --
--------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



-------------------------------------------------------------------------------------------------
                                                    FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------
                                          2015    2014    2013   2012/(A)/  2011    2010    2009
-------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------
   Unit value                            $ 12.78 $ 13.21 $ 13.20 $ 11.14   $  9.67 $ 11.17 $10.16
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        47      47      53      44        46      29     --
-------------------------------------------------------------------------------------------------
AXA GROWTH STRATEGY
-------------------------------------------------------------------------------------------------
   Unit value                            $ 13.81 $ 14.16 $ 13.62 $ 11.51   $ 10.51 $ 11.17 $10.16
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     3,626   3,580   3,524   1,203     1,052     546     --
-------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------
   Unit value                            $ 10.24 $ 10.88 $ 11.79 $ 10.19   $  8.90 $ 10.85 $10.07
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        15      16      15      19        24      19     --
-------------------------------------------------------------------------------------------------
AXA INTERNATIONAL MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------
   Unit value                            $ 10.31 $ 10.73 $ 11.65 $  9.77   $  8.51 $ 10.30 $ 9.99
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,320   2,311   2,210   2,192     1,835     892     --
-------------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------
   Unit value                            $ 10.17 $ 10.67 $ 11.68 $  9.94   $  8.60 $ 10.39 $ 9.92
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        42      42      46      58        48      45     --
-------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------
   Unit value                            $ 18.41 $ 17.98 $ 16.44 $ 12.33   $ 11.01 $ 11.57 $10.28
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         9      10      12      11        12      11     --
-------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------
   Unit value                            $ 16.56 $ 17.52 $ 15.86 $ 12.16   $ 10.66 $ 11.38 $10.23
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        28      32      27      26        24      23     --
-------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------
   Unit value                            $ 17.98 $ 18.94 $ 17.35 $ 13.24   $ 11.34 $ 12.67 $10.50
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        14      15      15      10        11       8     --
-------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
-------------------------------------------------------------------------------------------------
   Unit value                            $ 12.45 $ 12.76 $ 12.58 $ 11.30   $ 10.55 $ 10.95 $10.09
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       433     469     502     466       470     237     --
-------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
-------------------------------------------------------------------------------------------------
   Unit value                            $ 13.21 $ 13.53 $ 13.09 $ 11.37   $ 10.52 $ 11.05 $10.12
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    30,267  31,930  33,129  27,434    23,643  10,414    119
-------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------
   Unit value                            $ 13.49 $ 13.88 $ 13.59 $ 11.52   $ 10.49 $ 11.19 $10.16
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       320     331     343     366       387     179     --
-------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
-------------------------------------------------------------------------------------------------
   Unit value                            $ 11.62 $ 11.88 $ 11.52 $ 10.07   $  9.49      --     --
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     8,972   9,160   9,094   2,978       594      --     --
-------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------
   Unit value                            $ 20.86 $ 21.83 $ 21.41 $ 15.74     13.83 $ 14.10 $10.72
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        78      82      85      57        46      40     --
-------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



--------------------------------------------------------------------------------------------
                                                 FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------
                                          2015   2014   2013  2012/(A)/  2011   2010   2009
--------------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
--------------------------------------------------------------------------------------------
   Unit value                            $13.76 $14.41 $13.79  $12.22   $11.16 $11.30 $10.29
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       26     23     10       6        4      2     --
--------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
--------------------------------------------------------------------------------------------
   Unit value                            $16.56 $18.00 $17.90  $13.30   $11.57 $12.96 $10.57
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       16     19     30      18       16     16     --
--------------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
--------------------------------------------------------------------------------------------
   Unit value                            $14.31 $14.96 $14.41  $11.87   $10.51 $11.14 $10.23
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        8     21     20      19       19      5     --
--------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
--------------------------------------------------------------------------------------------
   Unit value                            $18.03 $16.42 $15.47  $12.35   $11.14 $10.97 $10.27
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       77     72     72      72       70     51     --
--------------------------------------------------------------------------------------------
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
--------------------------------------------------------------------------------------------
   Unit value                            $15.84 $16.48 $15.26  $11.99   $10.67 $11.31 $10.24
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        7      7      7       8        8      2     --
--------------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
--------------------------------------------------------------------------------------------
   Unit value                            $13.74 $14.34 $14.40  $11.52   $ 9.81 $10.84 $10.17
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       36     40     41      32       30     22     --
--------------------------------------------------------------------------------------------
BLACKROCK GLOBAL ALLOCATION V.I. FUND
--------------------------------------------------------------------------------------------
   Unit value                            $12.39 $12.71 $12.66  $11.24   $10.38 $10.95 $10.13
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      240    240    271     280      223    181      1
--------------------------------------------------------------------------------------------
BLACKROCK LARGE CAP GROWTH V.I. FUND
--------------------------------------------------------------------------------------------
   Unit value                            $19.72 $19.54 $17.42  $13.25   $11.72 $11.63 $10.26
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       74     86     99      81       96     26     --
--------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
--------------------------------------------------------------------------------------------
   Unit value                            $16.62 $17.99 $16.65  $12.28   $10.98 $11.48 $10.36
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      331    368    354     305      285    135     --
--------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY INCOME
--------------------------------------------------------------------------------------------
   Unit value                            $17.73 $18.32 $17.12  $13.20   $11.39 $11.59 $10.15
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       57     64     75      35       27     13     --
--------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
--------------------------------------------------------------------------------------------
   Unit value                            $20.00 $19.93 $18.32  $14.12   $12.22 $11.90 $10.41
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       36     34     32      36       13      3     --
--------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
--------------------------------------------------------------------------------------------
   Unit value                            $18.87 $19.17 $17.38  $13.33   $11.71 $11.80 $10.32
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       83     64     61      45       42     27     --
--------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
--------------------------------------------------------------------------------------------
   Unit value                            $10.45 $10.57 $10.48  $10.82   $10.65 $10.32 $ 9.91
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    4,927  5,106  5,183   4,571    3,504  1,871     --
--------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



--------------------------------------------------------------------------------------------
                                                 FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------
                                          2015   2014   2013  2012/(A)/  2011   2010   2009
--------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
--------------------------------------------------------------------------------------------
   Unit value                            $18.81 $18.96 $17.04  $13.16   $11.60 $11.58 $10.26
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      330    318    316     183      152     55     --
--------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS
--------------------------------------------------------------------------------------------
   Unit value                            $12.61 $12.48 $12.47  $11.42   $11.02 $11.01 $10.18
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       45     42     38      38       40     20     --
--------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE
--------------------------------------------------------------------------------------------
   Unit value                            $19.76 $21.28 $20.97  $15.31   $13.20 $13.85 $10.58
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      565    604    593     458      386    215      1
--------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
--------------------------------------------------------------------------------------------
   Unit value                            $ 9.81 $10.36 $10.43  $10.87   $10.64 $10.33 $ 9.85
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       52     49     51      50       46     27     --
--------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
--------------------------------------------------------------------------------------------
   Unit value                            $10.01 $10.12 $10.12  $10.46   $10.52 $10.15 $ 9.89
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    2,157  2,208  2,248   2,064    1,583    780     --
--------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
--------------------------------------------------------------------------------------------
   Unit value                            $10.87 $11.29 $12.31  $10.30   $ 9.00 $10.38 $10.00
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      114     67     58      29       27     18     --
--------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
--------------------------------------------------------------------------------------------
   Unit value                            $17.24 $18.67 $17.41  $13.09   $11.23 $11.61 $10.21
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       93     88     31      29       23     15     --
--------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
--------------------------------------------------------------------------------------------
   Unit value                            $17.61 $18.30 $16.25  $12.15   $10.64 $11.37 $10.26
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       72     61     59      53       40     23     --
--------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
--------------------------------------------------------------------------------------------
   Unit value                            $20.18 $19.55 $17.69  $13.56   $12.01 $11.88 $10.39
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       98     87     78      80       81     50     --
--------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
--------------------------------------------------------------------------------------------
   Unit value                            $17.68 $18.79 $16.94  $13.08   $11.39 $11.58 $10.24
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       42     42     37      35       26     15     --
--------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
--------------------------------------------------------------------------------------------
   Unit value                            $12.38 $12.55 $13.42  $11.99   $10.18 $11.55 $10.18
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       76     77     86      59       36     20     --
--------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
--------------------------------------------------------------------------------------------
   Unit value                            $19.39 $20.27 $18.89  $14.47   $12.56 $13.04 $10.50
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      106     88     73      49       38     27     --
--------------------------------------------------------------------------------------------
EQ/MONEY MARKET
--------------------------------------------------------------------------------------------
   Unit value                            $ 9.10 $ 9.24 $ 9.39  $ 9.53   $ 9.68 $ 9.84 $ 9.98
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      437    498    612     810    3,217  1,627     10
--------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



--------------------------------------------------------------------------------------------
                                                 FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------
                                          2015   2014   2013  2012/(A)/  2011   2010   2009
--------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP GROWTH
--------------------------------------------------------------------------------------------
   Unit value                            $16.12 $17.33 $17.73  $13.00   $12.14 $13.33 $10.21
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      231    253    274     222      174     57      1
--------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
--------------------------------------------------------------------------------------------
   Unit value                            $15.66 $15.42 $15.39  $12.37   $10.44 $11.57 $10.18
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      111    105    104     101       73     44     --
--------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
--------------------------------------------------------------------------------------------
   Unit value                            $ 9.30 $ 9.47 $ 9.63  $ 9.78   $ 9.79 $ 9.94 $ 9.98
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      156    152    172     167      179    104      3
--------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
--------------------------------------------------------------------------------------------
   Unit value                            $18.90 $20.11 $19.49  $14.40   $12.66 $13.36 $10.76
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       80     59     61      44       31     28     --
--------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
--------------------------------------------------------------------------------------------
   Unit value                            $21.23 $19.56 $18.29  $13.47   $11.50 $11.88 $10.35
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      205    177    182     133       96     54     --
--------------------------------------------------------------------------------------------
EQ/WELLS FARGO OMEGA GROWTH
--------------------------------------------------------------------------------------------
   Unit value                            $14.31 $14.36 $14.05   10.26   $ 8.65     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      382    432    441     276      149     --     --
--------------------------------------------------------------------------------------------
FIDELITY(R) VIP ASSET MANAGER: GROWTH(R) PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $15.01 $15.28 $14.70  $12.23   $10.79 $11.72 $10.26
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        7     10     12      12       10     27     --
--------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $18.30 $18.51 $16.84  $13.06   $11.42 $11.94 $10.37
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      294    297    301     250      209    124     --
--------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $11.96 $12.21 $11.87  $10.57   $ 9.60     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      7      8       9       10     --     --
--------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $12.12 $12.37 $12.01  $10.55   $ 9.48     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        4      4      9       9        6     --     --
--------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $12.56 $12.82 $12.42  $10.54   $ 9.33     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        6     --      1      --       --     --     --
--------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $12.67 $12.94 $12.55  $10.50   $ 9.26     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       22     23     11       7        2     --     --
--------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $17.23 $17.79 $17.05  $12.74   $11.30 $12.87 $10.17
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      139    155    153     132      125     64     --
--------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



--------------------------------------------------------------------------------------------
                                                 FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------
                                          2015   2014   2013  2012/(A)/  2011   2010   2009
--------------------------------------------------------------------------------------------
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $11.74 $12.16 $11.95  $12.13   $11.18 $10.87 $10.13
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      220    232    237     189      125     69     --
--------------------------------------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND
--------------------------------------------------------------------------------------------
   Unit value                            $13.28 $14.39 $14.21  $11.66   $10.27 $10.59     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        9     18     12      14        7     18     --
--------------------------------------------------------------------------------------------
FRANKLIN INCOME VIP FUND
--------------------------------------------------------------------------------------------
   Unit value                            $12.82 $14.01 $13.60  $12.12   $10.93 $10.85     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       73     63     65      67       54     41     --
--------------------------------------------------------------------------------------------
FRANKLIN MUTUAL SHARES VIP FUND
--------------------------------------------------------------------------------------------
   Unit value                            $14.63 $15.63 $14.82  $11.74   $10.44 $10.71     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       49     55     56      61       62     19     --
--------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME VIP FUND
--------------------------------------------------------------------------------------------
   Unit value                            $11.99 $12.67 $12.63  $12.42   $11.19 $11.08 $10.15
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      193    204    194     152      124     60     --
--------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
--------------------------------------------------------------------------------------------
   Unit value                            $17.84 $20.03 $17.96  $13.76   $11.83 $12.86 $10.47
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       82     88     91      70       57     35     --
--------------------------------------------------------------------------------------------
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND
--------------------------------------------------------------------------------------------
   Unit value                            $ 8.46 $ 8.73 $ 7.91  $ 7.84   $ 8.96     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       19     20     21      19        4     --     --
--------------------------------------------------------------------------------------------
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND
--------------------------------------------------------------------------------------------
   Unit value                            $ 9.69 $ 9.66 $ 9.38  $ 9.37       --     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       33     28     22       3       --     --     --
--------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND
--------------------------------------------------------------------------------------------
   Unit value                            $20.60 $19.98 $18.76  $13.63       --     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       10      2      9       2       --     --     --
--------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
--------------------------------------------------------------------------------------------
   Unit value                            $17.39 $17.35 $15.66  $12.17   $10.44     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       59     49     40      38       29     --     --
--------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND
--------------------------------------------------------------------------------------------
   Unit value                            $14.97 $15.48 $13.75  $13.63   $10.83 $11.80 $10.22
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      228    244    242     168      154     71     --
--------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
--------------------------------------------------------------------------------------------
   Unit value                            $11.13 $11.70 $11.70  $11.13   $ 9.67     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       77     84     84      57       24     --     --
--------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------------------
   Unit value                            $13.04 $13.60 $13.80  $11.81   $10.40 $11.36 $10.25
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      150    160    161     131      120     49     --
--------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



--------------------------------------------------------------------------------------------
                                                 FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------
                                          2015   2014   2013  2012/(A)/  2011   2010   2009
--------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
--------------------------------------------------------------------------------------------
   Unit value                            $14.25 $15.13 $14.75  $11.66   $10.71 $11.63 $10.39
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       24     26     29      30       30     16     --
--------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------------------
   Unit value                            $18.48 $19.92 $19.82  $14.68   $13.12 $13.46 $10.66
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       50     50     55      53       41     14     --
--------------------------------------------------------------------------------------------
IVY FUNDS VIP ASSET STRATEGY
--------------------------------------------------------------------------------------------
   Unit value                            $10.94 $12.13 $13.00  $10.55   $ 8.99     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       47     60     64      49       39     --     --
--------------------------------------------------------------------------------------------
IVY FUNDS VIP DIVIDEND OPPORTUNITIES
--------------------------------------------------------------------------------------------
   Unit value                            $16.18 $16.78 $15.51  $12.16   $10.91 $11.63 $10.15
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      125    147    146     151      140     85     --
--------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY
--------------------------------------------------------------------------------------------
   Unit value                            $ 9.40 $12.26 $13.92  $11.07   $11.09 $12.39 $10.32
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      202    198    180     160      133     57     --
--------------------------------------------------------------------------------------------
IVY FUNDS VIP GLOBAL NATURAL RESOURCES
--------------------------------------------------------------------------------------------
   Unit value                            $ 6.42 $ 8.40 $ 9.82  $ 9.25   $ 9.22 $11.92 $10.35
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       91     97    131     125      131     68     --
--------------------------------------------------------------------------------------------
IVY FUNDS VIP HIGH INCOME
--------------------------------------------------------------------------------------------
   Unit value                            $14.15 $15.38 $15.33  $14.09   $12.06 $11.64 $10.29
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      340    371    393     303      216    126     --
--------------------------------------------------------------------------------------------
IVY FUNDS VIP MID CAP GROWTH
--------------------------------------------------------------------------------------------
   Unit value                            $18.62 $20.07 $18.90  $14.78   $13.22 $13.50 $10.42
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      128    143    143     129      108     70     --
--------------------------------------------------------------------------------------------
IVY FUNDS VIP SCIENCE AND TECHNOLOGY
--------------------------------------------------------------------------------------------
   Unit value                            $20.52 $21.46 $21.18  $13.76   $10.93 $11.78 $10.62
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      198    205    220     146      117     53     --
--------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL CAP GROWTH
--------------------------------------------------------------------------------------------
   Unit value                            $17.29 $17.24 $17.23  $12.21   $11.79 $13.40 $10.56
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       78     78     77      65       57     37     --
--------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $ 8.59 $10.92 $11.63  $11.96   $ 9.95 $12.33 $10.21
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      574    575    572     476      381    167     --
--------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $11.79 $12.16 $11.84  $11.12   $10.03     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      149    137    101      36       12     --     --
--------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $13.19 $13.52 $12.58  $ 9.84   $ 8.68     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       21     22     25      15        7     --     --
--------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



--------------------------------------------------------------------------------------------
                                                 FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------
                                          2015   2014   2013  2012/(A)/  2011   2010   2009
--------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $13.28 $13.13 $12.58  $ 9.32   $ 8.30     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       29     25     27      22       19     --     --
--------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $15.61 $14.91 $14.98  $11.92   $10.44 $10.80 $10.08
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      432    387    360     270      207     73     --
--------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
--------------------------------------------------------------------------------------------
   Unit value                            $17.59 $17.88 $16.40  $12.65   $10.81 $11.25 $10.31
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       47     47     46      46       32     26     --
--------------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $17.96     --     --      --       --     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       63     --     --      --       --     --     --
--------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $21.31 $19.59 $18.02  $13.59   $12.08 $12.14 $10.26
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       87     82     82      75       76     37     --
--------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES
--------------------------------------------------------------------------------------------
   Unit value                            $15.12 $18.02 $16.27  $13.75   $12.34 $11.76 $10.53
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       99    104    101      86       70     22     --
--------------------------------------------------------------------------------------------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $ 5.99 $ 8.18 $10.22  $12.18   $11.77 $12.93 $10.57
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      127    119    116      97       69     22     --
--------------------------------------------------------------------------------------------
PIMCO EMERGING MARKETS BOND PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $11.80 $12.28 $12.30  $13.44   $11.59 $11.08 $10.05
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      143    146    151     138      105     86     --
--------------------------------------------------------------------------------------------
PIMCO REAL RETURN PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $10.80 $11.28 $11.13  $12.46   $11.65 $10.61 $ 9.98
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      363    392    445     362      242    113     --
--------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $11.39 $11.53 $11.24  $11.66   $10.82 $10.61 $ 9.98
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      652    694    765     635      460    223     --
--------------------------------------------------------------------------------------------
PROFUND VP BEAR
--------------------------------------------------------------------------------------------
   Unit value                            $ 3.29 $ 3.52 $ 4.17  $ 5.76   $ 7.02 $ 7.82 $ 9.66
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       25     25     24      35       17      6     --
--------------------------------------------------------------------------------------------
PROFUND VP BIOTECHNOLOGY
--------------------------------------------------------------------------------------------
   Unit value                            $32.66 $32.12 $25.15  $15.17   $10.95 $10.44 $10.09
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      112     95     95      49       32     13     --
--------------------------------------------------------------------------------------------
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO -- II
--------------------------------------------------------------------------------------------
   Unit value                            $35.51 $32.07 $24.83  $16.75   $12.99 $11.95 $10.53
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      173    155    145      97       84     43     --
--------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



--------------------------------------------------------------------------------------------
                                                 FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------
                                          2015   2014   2013  2012/(A)/  2011   2010   2009
--------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS VIP FUND
--------------------------------------------------------------------------------------------
   Unit value                            $ 7.66 $ 9.68 $10.73  $11.00   $ 9.87 $11.92 $10.29
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       68     65     69      53       64     43     --
--------------------------------------------------------------------------------------------
TEMPLETON FOREIGN VIP FUND
--------------------------------------------------------------------------------------------
   Unit value                            $10.74 $11.67 $13.33  $11.01   $ 9.46 $10.75 $10.08
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       52     38     39      34       32     23     --
--------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND VIP FUND
--------------------------------------------------------------------------------------------
   Unit value                            $11.83 $12.56 $12.52  $12.52   $11.05 $11.32 $10.05
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      554    616    594     485      431    189     --
--------------------------------------------------------------------------------------------
TEMPLETON GROWTH VIP FUND
--------------------------------------------------------------------------------------------
   Unit value                            $12.72 $13.82 $14.44  $11.21   $ 9.41 $10.27     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       15     15     15       9        8      4     --
--------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL HARD ASSETS FUND
--------------------------------------------------------------------------------------------
   Unit value                            $ 6.12 $ 9.36 $11.79  $10.86   $10.70 $13.04 $10.30
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      226    246    255     222      187     95     --
--------------------------------------------------------------------------------------------


(a)On January 1, 2013, the net assets attributable to certain contracts funded by Separate Account No. 49, including Accumulator Series 11.0 and certain versions of the Retirement Cornerstone Series, were transferred to Separate Account No. 70. Accordingly, the condensed financial information shown for the years ended December 31, 2012 and earlier reflects unit information taken from Separate Account No. 49.

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 70 with the same daily asset charges of 1.65%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015.



-----------------------------------------------------------------------------------------------
                                                   FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------
                                          2015    2014    2013   2012/(A)/  2011   2010   2009
-----------------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
-----------------------------------------------------------------------------------------------
   Unit value                            $ 12.90 $ 13.66 $ 13.57 $ 12.09   $10.97 $11.53 $10.17
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       149     150     142      81       70     33     --
-----------------------------------------------------------------------------------------------
AB VPS BALANCED WEALTH STRATEGY
-----------------------------------------------------------------------------------------------
   Unit value                            $ 13.98 $ 14.03 $ 13.32 $ 11.65   $10.45 $10.96 $10.10
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        80      87     114      76       72     92     --
-----------------------------------------------------------------------------------------------
AB VPS INTERNATIONAL GROWTH
-----------------------------------------------------------------------------------------------
   Unit value                            $ 10.90 $ 11.33 $ 11.69 $ 10.49   $ 9.25 $11.21 $10.12
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       144     147     144     122      115     32     --
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP LARGE COMPANY VALUE
-----------------------------------------------------------------------------------------------
   Unit value                            $ 16.86 $ 17.87 $ 16.11 $ 12.50   $10.92 $11.01 $10.10
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        42      39      40      36       42     15     --
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE FUND
-----------------------------------------------------------------------------------------------
   Unit value                            $ 19.37 $ 20.01 $ 17.50 $ 13.70   $11.98 $12.29 $10.50
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       502     397     378     233      185     80     --
-----------------------------------------------------------------------------------------------
AXA 400 MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------
   Unit value                            $ 17.24 $ 18.10 $ 16.91 $ 13.06   $11.40 $12.63 $10.44
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       940   1,034   1,165   1,230    1,108    497     --
-----------------------------------------------------------------------------------------------
AXA 500 MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------
   Unit value                            $ 16.99 $ 17.21 $ 15.54 $ 12.07   $10.69 $11.29 $10.23
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,325   2,822   3,242   3,437    2,770  1,309     --
-----------------------------------------------------------------------------------------------
AXA 2000 MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------
   Unit value                            $ 16.81 $ 18.01 $ 17.60 $ 13.02   $11.47 $13.04 $10.74
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     1,005   1,091   1,202   1,334    1,181    517     --
-----------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
-----------------------------------------------------------------------------------------------
   Unit value                            $ 14.45 $ 14.96 $ 14.52 $ 11.68   $10.40 $11.40 $10.23
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       116     241     248     112      117     62     --
-----------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
-----------------------------------------------------------------------------------------------
   Unit value                            $ 12.55 $ 12.84 $ 12.50 $ 11.19   $10.48 $10.92 $10.09
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    24,519  22,803  21,185  10,919    8,798  4,076     --
-----------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
-----------------------------------------------------------------------------------------------
   Unit value                            $ 11.99 $ 12.25 $ 11.99 $ 11.03   $10.47 $10.79 $10.05
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    12,097  11,360  10,146   6,014    5,095  2,311     --
-----------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
-----------------------------------------------------------------------------------------------
   Unit value                            $ 10.90 $ 11.10 $ 11.00 $ 10.72   $10.43 $10.53 $ 9.98
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     8,754   6,967   6,654   4,513    3,918  1,484      3
-----------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
-----------------------------------------------------------------------------------------------
   Unit value                            $ 12.70 $ 13.14 $ 13.14 $ 11.10   $ 9.65 $11.16 $10.16
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       103     111     105      72       62     32     --
-----------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



-------------------------------------------------------------------------------------------------
                                                    FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------
                                          2015    2014    2013   2012/(A)/  2011    2010    2009
-------------------------------------------------------------------------------------------------
AXA GROWTH STRATEGY
-------------------------------------------------------------------------------------------------
   Unit value                            $ 13.72 $ 14.09 $ 13.56 $ 11.47   $ 10.49 $ 11.16 $10.16
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    19,400  15,228  11,319   1,325     1,108     445     --
-------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------
   Unit value                            $ 10.18 $ 10.82 $ 11.74 $ 10.15   $  8.88 $ 10.84 $10.07
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        88      80      98      91        84      61     --
-------------------------------------------------------------------------------------------------
AXA INTERNATIONAL MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------
   Unit value                            $ 10.25 $ 10.68 $ 11.60 $  9.74   $  8.49 $ 10.29 $ 9.99
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,714   2,746   2,809   2,780     2,487   1,150     --
-------------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------
   Unit value                            $ 10.11 $ 10.62 $ 11.63 $  9.91   $  8.58 $ 10.37 $ 9.92
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        69      77      79      93        75      57     --
-------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------
   Unit value                            $ 18.30 $ 17.88 $ 16.37 $ 12.29   $ 10.99 $ 11.55 $10.27
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        59      61      45      33        44      22     --
-------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------
   Unit value                            $ 16.46 $ 17.43 $ 15.79 $ 12.12   $ 10.64 $ 11.36 $10.23
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        89      53      22      13        12       7     --
-------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------
   Unit value                            $ 17.87 $ 18.84 $ 17.28 $ 13.20   $ 11.31 $ 12.66 $10.50
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        48      42      24      10        12       1     --
-------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
-------------------------------------------------------------------------------------------------
   Unit value                            $ 12.38 $ 12.70 $ 12.53 $ 11.26   $ 10.52 $ 10.94 $10.09
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       877     758     746     495       477     268     --
-------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
-------------------------------------------------------------------------------------------------
   Unit value                            $ 13.13 $ 13.46 $ 13.03 $ 11.34   $ 10.49 $ 11.04 $10.12
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    59,870  58,408  54,630  37,599    32,870  13,852     39
-------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------
   Unit value                            $ 13.41 $ 13.81 $ 13.53 $ 11.49   $ 10.47 $ 11.17 $10.16
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       291     336     377     311       418     160      1
-------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
-------------------------------------------------------------------------------------------------
   Unit value                            $ 11.57 $ 11.83 $ 11.48 $ 10.05   $  9.48      --     --
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    32,655  29,589  25,908   5,189     1,402      --     --
-------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------
   Unit value                            $ 20.74 $ 21.71 $ 21.32 $ 15.69   $ 13.80 $ 14.09 $10.72
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       234     203     183      88        53      38     --
-------------------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------
   Unit value                            $ 13.68 $ 14.34 $ 13.73 $ 12.18   $ 11.14 $ 11.29 $10.29
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        50      43      38      24        28      13     --
-------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



--------------------------------------------------------------------------------------------
                                                 FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------
                                          2015   2014   2013  2012/(A)/  2011   2010   2009
--------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
--------------------------------------------------------------------------------------------
   Unit value                            $16.46 $17.91 $17.83  $13.26   $11.54 $12.95 $10.57
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       36     40     75      52       43     32     --
--------------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
--------------------------------------------------------------------------------------------
   Unit value                            $14.23 $14.88 $14.35  $11.83   $10.49 $11.13 $10.23
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      160    107     67      25       16     14     --
--------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
--------------------------------------------------------------------------------------------
   Unit value                            $17.92 $16.33 $15.40  $12.31   $11.12 $10.96 $10.27
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      142    141    143     114      118     87      1
--------------------------------------------------------------------------------------------
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
--------------------------------------------------------------------------------------------
   Unit value                            $15.74 $16.39 $15.20  $11.95   $10.64 $11.29 $10.24
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       22     26     26      30       27     15     --
--------------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
--------------------------------------------------------------------------------------------
   Unit value                            $13.66 $14.26 $14.34  $11.49   $ 9.79 $10.82 $10.17
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       60     79     64      40       37     14     --
--------------------------------------------------------------------------------------------
BLACKROCK GLOBAL ALLOCATION V.I. FUND
--------------------------------------------------------------------------------------------
   Unit value                            $12.31 $12.64 $12.61  $11.21   $10.36 $10.93 $10.13
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,193  1,100  1,223   1,033      892    526     --
--------------------------------------------------------------------------------------------
BLACKROCK LARGE CAP GROWTH V.I. FUND
--------------------------------------------------------------------------------------------
   Unit value                            $19.60 $19.44 $17.35  $13.20   $11.69 $11.62 $10.26
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      205    157    139      71       62     29     --
--------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
--------------------------------------------------------------------------------------------
   Unit value                            $16.52 $17.89 $16.58  $12.24   $10.95 $11.47 $10.36
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      998  1,091  1,055     739      604    259     --
--------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY INCOME
--------------------------------------------------------------------------------------------
   Unit value                            $17.62 $18.23 $17.05  $13.16   $11.37 $11.57 $10.14
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      223    209    281     157       77      5     --
--------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
--------------------------------------------------------------------------------------------
   Unit value                            $19.87 $19.83 $18.24  $14.07   $12.19 $11.89 $10.41
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      121    115    137      32       35     28     --
--------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
--------------------------------------------------------------------------------------------
   Unit value                            $18.75 $19.07 $17.31  $13.28   $11.69 $11.79 $10.32
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      189    128     80      19       17      7     --
--------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
--------------------------------------------------------------------------------------------
   Unit value                            $10.38 $10.51 $10.44  $10.78   $10.63 $10.31 $ 9.91
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    6,428  6,457  6,961   6,293     4773   2453     --
--------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
--------------------------------------------------------------------------------------------
   Unit value                            $18.69 $18.86 $16.97  $13.12   $11.58 $11.57 $10.26
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,182    953    843     472      382    151     --
--------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



--------------------------------------------------------------------------------------------
                                                 FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------
                                          2015   2014   2013  2012/(A)/  2011   2010   2009
--------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS
--------------------------------------------------------------------------------------------
   Unit value                            $12.53 $12.42 $12.42  $11.38   $10.99 $11.00 $10.18
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      168    172    179     119       97     35     --
--------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE
--------------------------------------------------------------------------------------------
   Unit value                            $19.63 $21.17 $20.88  $15.26   $13.17 $13.84 $10.58
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,387  1,451  1,319     897      737    284     --
--------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
--------------------------------------------------------------------------------------------
   Unit value                            $ 9.75 $10.31 $10.39  $10.84   $10.62 $10.32 $ 9.85
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       98    112    138     116      119     35     --
--------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
--------------------------------------------------------------------------------------------
   Unit value                            $ 9.94 $10.07 $10.08  $10.42   $10.49 $10.13 $ 9.89
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    2,323  2,521  2,624   3,034    2,224  1,188     --
--------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
--------------------------------------------------------------------------------------------
   Unit value                            $10.81 $11.23 $12.26  $10.26   $ 8.98 $10.37 $10.00
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      350    171    119      65       46     17     --
--------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
--------------------------------------------------------------------------------------------
   Unit value                            $17.14 $18.57 $17.34  $13.05   $11.20 $11.59 $10.21
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      307    357     80      38       27     19     --
--------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
--------------------------------------------------------------------------------------------
   Unit value                            $17.50 $18.20 $16.18  $12.12   $10.62 $11.36 $10.26
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       70     49     49      28       22     15     --
--------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
--------------------------------------------------------------------------------------------
   Unit value                            $20.05 $19.45 $17.62  $13.52   $11.98 $11.87 $10.38
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      175    126    108      68       63     22     --
--------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
--------------------------------------------------------------------------------------------
   Unit value                            $17.57 $18.69 $16.87  $13.04   $11.37 $11.57 $10.24
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      127     85     57      34       24     20     --
--------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
--------------------------------------------------------------------------------------------
   Unit value                            $12.30 $12.48 $13.36  $11.95   $10.15 $11.53 $10.18
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      254    311    322     110       80     18     --
--------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
--------------------------------------------------------------------------------------------
   Unit value                            $19.27 $20.17 $18.81  $14.43   $12.53 $13.02 $10.50
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      300    325    289     101       78     44     --
--------------------------------------------------------------------------------------------
EQ/MONEY MARKET
--------------------------------------------------------------------------------------------
   Unit value                            $ 9.04 $ 9.19 $ 9.35  $ 9.50   $ 9.66 $ 9.83 $ 9.98
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      902    757    781     374      372    123     --
--------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP GROWTH
--------------------------------------------------------------------------------------------
   Unit value                            $16.02 $17.24 $17.65  $12.96   $12.11 $13.31 $10.20
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      382    449    451     335      304    123     --
--------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



--------------------------------------------------------------------------------------------
                                                 FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------
                                          2015   2014   2013  2012/(A)/  2011   2010   2009
--------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
--------------------------------------------------------------------------------------------
   Unit value                            $15.57 $15.34 $15.32  $12.33   $10.42 $11.56 $10.18
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      492    440    300     264      221     59      1
--------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
--------------------------------------------------------------------------------------------
   Unit value                            $ 9.24 $ 9.42 $ 9.59  $ 9.75   $ 9.77 $ 9.92 $ 9.98
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      394    416    451     418      404    227     --
--------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
--------------------------------------------------------------------------------------------
   Unit value                            $18.78 $20.01 $19.41  $14.36   $12.63 $13.35 $10.76
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      209    291    287      75       70     50     --
--------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
--------------------------------------------------------------------------------------------
   Unit value                            $21.09 $19.46 $18.21  $13.42   $11.48 $11.87 $10.34
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      858    659    557     287      225     98     --
--------------------------------------------------------------------------------------------
EQ/WELLS FARGO OMEGA GROWTH
--------------------------------------------------------------------------------------------
   Unit value                            $14.24 $14.30 $14.01  $10.24   $ 8.65     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      977  1,101    969     282      180     --     --
--------------------------------------------------------------------------------------------
FIDELITY(R) VIP ASSET MANAGER: GROWTH(R) PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $14.92 $15.20 $14.64  $12.19   $10.77 $11.71 $10.26
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       14     17     27      26       24     24     --
--------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $18.18 $18.41 $16.77  $13.02   $11.40 $11.92 $10.37
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,222  1,172  1,131     779      678    411     --
--------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $11.90 $12.16 $11.84  $10.55   $ 9.59     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       20     21     21      23       24     --     --
--------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $12.06 $12.32 $11.98  $10.53   $ 9.47     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       12     12     12      13        4     --     --
--------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $12.50 $12.77 $12.39  $10.52   $ 9.32     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        9      9      9       8        2     --     --
--------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $12.61 $12.89 $12.51  $10.48   $ 9.25     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        5      5      5       2        2     --     --
--------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $17.13 $17.70 $16.97  $12.70   $11.27 $12.86 $10.17
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      490    438    413     243      215     95     --
--------------------------------------------------------------------------------------------
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $11.67 $12.10 $11.90  $12.09   $11.16 $10.86 $10.13
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      810    874    908     786      579    156     --
--------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



--------------------------------------------------------------------------------------------
                                                 FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------
                                          2015   2014   2013  2012/(A)/  2011   2010   2009
--------------------------------------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND
--------------------------------------------------------------------------------------------
   Unit value                            $13.20 $14.31 $14.15  $11.62   $10.25 $10.58     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      145    222    143      58       51     26     --
--------------------------------------------------------------------------------------------
FRANKLIN INCOME VIP FUND
--------------------------------------------------------------------------------------------
   Unit value                            $12.74 $13.94 $13.55  $12.09   $10.91 $10.84     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      571    667    577     258      132     74     --
--------------------------------------------------------------------------------------------
FRANKLIN MUTUAL SHARES VIP FUND
--------------------------------------------------------------------------------------------
   Unit value                            $14.54 $15.55 $14.76  $11.70   $10.42 $10.70     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      143    166    159     131      131     51     --
--------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME VIP FUND
--------------------------------------------------------------------------------------------
   Unit value                            $11.92 $12.60 $12.58  $12.38   $11.17 $11.07 $10.15
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      762    722    562     357      286     91     --
--------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
--------------------------------------------------------------------------------------------
   Unit value                            $17.73 $19.92 $17.88  $13.72   $11.80 $12.84 $10.47
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      334    345    288     171      146     58     --
--------------------------------------------------------------------------------------------
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND
--------------------------------------------------------------------------------------------
   Unit value                            $ 8.42 $ 8.70 $ 7.89  $ 7.82   $ 8.96     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       20     15     16      25       16     --     --
--------------------------------------------------------------------------------------------
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND
--------------------------------------------------------------------------------------------
   Unit value                            $ 9.64 $ 9.62 $ 9.35  $ 9.35       --     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       20     16     16      19       --     --     --
--------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND
--------------------------------------------------------------------------------------------
   Unit value                            $20.47 $19.87 $18.68  $13.59       --     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        9      9     20       9       --     --     --
--------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
--------------------------------------------------------------------------------------------
   Unit value                            $17.28 $17.26 $15.60  $12.13   $10.42     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      227    104     99      56       27     --     --
--------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND
--------------------------------------------------------------------------------------------
   Unit value                            $14.88 $15.40 $13.69  $13.59   $10.81 $11.78 $10.22
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      893    918    849     526      413    118     --
--------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
--------------------------------------------------------------------------------------------
   Unit value                            $11.08 $11.66 $11.67  $11.11   $ 9.66     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      455    255    226     130       64     --     --
--------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------------------
   Unit value                            $12.95 $13.53 $13.74  $11.77   $10.38 $11.35 $10.25
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      382    383    353     258      211     77     --
--------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
--------------------------------------------------------------------------------------------
   Unit value                            $14.17 $15.05 $14.69  $11.63   $10.69 $11.62 $10.38
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       66     69     75      56       50     21     --
--------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



--------------------------------------------------------------------------------------------
                                                 FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------
                                          2015   2014   2013  2012/(A)/  2011   2010   2009
--------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------------------
   Unit value                            $18.37 $19.81 $19.73  $14.64   $13.09 $13.45 $10.66
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       67     56     61      47       43     21     --
--------------------------------------------------------------------------------------------
IVY FUNDS VIP ASSET STRATEGY
--------------------------------------------------------------------------------------------
   Unit value                            $10.89 $12.08 $12.96  $10.53   $ 8.99     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      617    831    811     428      289     --     --
--------------------------------------------------------------------------------------------
IVY FUNDS VIP DIVIDEND OPPORTUNITIES
--------------------------------------------------------------------------------------------
   Unit value                            $16.08 $16.69 $15.45  $12.12   $10.89 $11.61 $10.15
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      200    216    233     198      174     72     --
--------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY
--------------------------------------------------------------------------------------------
   Unit value                            $ 9.34 $12.19 $13.86  $11.03   $11.07 $12.38 $10.32
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      351    313    277     200      169     48     --
--------------------------------------------------------------------------------------------
IVY FUNDS VIP GLOBAL NATURAL RESOURCES
--------------------------------------------------------------------------------------------
   Unit value                            $ 6.38 $ 8.36 $ 9.78  $ 9.22   $ 9.20 $11.91 $10.34
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      267    308    305     243      224    112     --
--------------------------------------------------------------------------------------------
IVY FUNDS VIP HIGH INCOME
--------------------------------------------------------------------------------------------
   Unit value                            $14.07 $15.30 $15.26  $14.04   $12.04 $11.63 $10.29
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,350  1,594  1,403     839      722    233     --
--------------------------------------------------------------------------------------------
IVY FUNDS VIP MID CAP GROWTH
--------------------------------------------------------------------------------------------
   Unit value                            $18.50 $19.97 $18.82  $14.73   $13.19 $13.48 $10.42
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      310    293    291     307      278     75     --
--------------------------------------------------------------------------------------------
IVY FUNDS VIP SCIENCE AND TECHNOLOGY
--------------------------------------------------------------------------------------------
   Unit value                            $20.39 $21.35 $21.09  $13.71   $10.91 $11.77 $10.61
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      453    395    310     141      130     52     --
--------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL CAP GROWTH
--------------------------------------------------------------------------------------------
   Unit value                            $17.18 $17.15 $17.16  $12.17   $11.77 $13.38 $10.56
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      247    213    221     149      159     77     --
--------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $ 8.54 $10.86 $11.58  $11.92   $ 9.93 $12.32 $10.21
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,246  1,318  1,420     976      786    282     --
--------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $11.73 $12.11 $11.80  $11.10   $10.03     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      784    340    241      63       31     --     --
--------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $13.12 $13.46 $12.54  $ 9.82   $ 8.68     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       58     63     53      37       26     --     --
--------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------------------
   Unit value                            $13.22 $13.08 $12.54  $ 9.30   $ 8.29     --     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       70     47     30      33       10     --     --
--------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



-----------------------------------------------------------------------------------------------
                                                    FOR THE YEARS ENDING DECEMBER 31,
                                            --------------------------------------------------
                                             2015   2014   2013  2012/(A)/  2011   2010   2009
-----------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------
   Unit value                               $15.51 $14.83 $14.91  $11.88   $10.42 $10.79 $10.08
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       1,261  1,018    833     387      324    124     --
-----------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
-----------------------------------------------------------------------------------------------
   Unit value                               $17.48 $17.79 $16.33  $12.61   $10.79 $11.24 $10.31
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          73     77     78      67       55     25     --
-----------------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
-----------------------------------------------------------------------------------------------
   Unit value                               $17.85     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)          78     --     --      --       --     --     --
-----------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY PORTFOLIO
-----------------------------------------------------------------------------------------------
   Unit value                               $21.18 $19.48 $17.94  $13.54   $12.05 $12.13 $10.26
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         108    112    106      77       69     42     --
-----------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES
-----------------------------------------------------------------------------------------------
   Unit value                               $15.03 $17.92 $16.20  $13.71   $12.31 $11.75 $10.53
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         286    318    278     182      135     25     --
-----------------------------------------------------------------------------------------------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
-----------------------------------------------------------------------------------------------
   Unit value                               $ 5.95 $ 8.14 $10.18  $12.14   $11.74 $12.91 $10.57
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         459    484    497     354      269     99     --
-----------------------------------------------------------------------------------------------
PIMCO EMERGING MARKETS BOND PORTFOLIO
-----------------------------------------------------------------------------------------------
   Unit value                               $11.73 $12.21 $12.24  $13.40   $11.56 $11.07 $10.04
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         283    326    343     321      270    106     --
-----------------------------------------------------------------------------------------------
PIMCO REAL RETURN PORTFOLIO
-----------------------------------------------------------------------------------------------
   Unit value                               $10.73 $11.22 $11.08  $12.42   $11.63 $10.59 $ 9.97
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       1,230  1,486  1,634   1,346      967    290      1
-----------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN PORTFOLIO
-----------------------------------------------------------------------------------------------
   Unit value                               $11.32 $11.47 $11.20  $11.62   $10.79 $10.60 $ 9.98
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       2,179  2,541  2,812   2,126    1,675    607     --
-----------------------------------------------------------------------------------------------
PROFUND VP BEAR
-----------------------------------------------------------------------------------------------
   Unit value                               $ 3.27 $ 3.50 $ 4.15  $ 5.74   $ 7.00 $ 7.81 $ 9.66
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)           9     33     38      28       32     26     --
-----------------------------------------------------------------------------------------------
PROFUND VP BIOTECHNOLOGY
-----------------------------------------------------------------------------------------------
   Unit value                               $32.46 $31.95 $25.04  $15.12   $10.92 $10.42 $10.08
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         271    220    161      79       52     18     --
-----------------------------------------------------------------------------------------------
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II
-----------------------------------------------------------------------------------------------
   Unit value                               $35.29 $31.91 $24.72  $16.70   $12.96 $11.94 $10.53
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         480    349    294     132       88     38     --
-----------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS VIP FUND
-----------------------------------------------------------------------------------------------
   Unit value                               $ 7.61 $ 9.63 $10.68  $10.96   $ 9.85 $11.90 $10.29
-----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         173    178    185     137      123     77     --
-----------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)



--------------------------------------------------------------------------------------------
                                                 FOR THE YEARS ENDING DECEMBER 31,
                                         --------------------------------------------------
                                          2015   2014   2013  2012/(A)/  2011   2010   2009
--------------------------------------------------------------------------------------------
TEMPLETON FOREIGN VIP FUND
--------------------------------------------------------------------------------------------
   Unit value                            $10.67 $11.60 $13.28  $10.98   $ 9.44 $10.74 $10.08
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      135    150    157     134      144     60     --
--------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND VIP FUND
--------------------------------------------------------------------------------------------
   Unit value                            $11.76 $12.49 $12.47  $12.48   $11.03 $11.31 $10.05
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,871  2,107  2,225   1,517    1,225    437     --
--------------------------------------------------------------------------------------------
TEMPLETON GROWTH VIP FUND
--------------------------------------------------------------------------------------------
   Unit value                            $12.65 $13.75 $14.38  $11.18   $ 9.39 $10.26     --
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       19     21     23      11       25     33     --
--------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL HARD ASSETS FUND
--------------------------------------------------------------------------------------------
   Unit value                            $ 6.08 $ 9.31 $11.74  $10.83   $10.68 $13.03 $10.30
--------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      487    572    610     471      391    135     --
--------------------------------------------------------------------------------------------


(a)On January 1, 2013, the net assets attributable to certain contracts funded by Separate Account No. 49, including Accumulator Series 11.0 and certain versions of the Retirement Cornerstone Series, were transferred to Separate Account No. 70. Accordingly, the condensed financial information shown for the years ended December 31, 2012 and earlier reflects unit information taken from Separate Account No. 49.

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............   F-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2015............   F-3
   Statements of Operations for the Year Ended December 31, 2015......  F-65
   Statements of Changes in Net Assets for the Years and Periods
     Ended December 31, 2015 and 2014................................. F-100
   Notes to Financial Statements...................................... F-169

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm................. F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2015 and 2014.............. F-2
   Consolidated Statements of Earnings (Loss), Years Ended December 31,
     2015, 2014 and 2013................................................ F-3
   Consolidated Statements of Comprehensive Income (Loss), Years Ended
     December 31, 2015, 2014 and 2013................................... F-4
   Consolidated Statements of Equity, Years Ended December 31, 2015,
     2014 and 2013...................................................... F-5
   Consolidated Statements of Cash Flows, Years Ended December 31,
     2015, 2014 and 2013................................................ F-6
   Notes to Consolidated Financial Statements........................... F-8


                                   F-1  #69668

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account No. 70 of AXA Equitable Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of Separate Account No. 70 of AXA Equitable Life Insurance Company ("AXA Equitable"), as listed in Note 1 to such financial statements, at December 31, 2015, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2015 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 18, 2016

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

                                                                        AB VPS          AB VPS
                                                        7TWELVE/TM/    BALANCED         GLOBAL           AB VPS
                                                         BALANCED   WEALTH STRATEGY THEMATIC GROWTH GROWTH AND INCOME
                                                        PORTFOLIO     PORTFOLIO**     PORTFOLIO**      PORTFOLIO**
                                                        ----------- --------------- --------------- -----------------
Assets:
Investments in shares of the Portfolios, at fair value. $77,325,942   $5,337,809       $147,055        $1,098,972
Receivable for shares of the Portfolios sold...........      53,281          208              5                36
Receivable for policy-related transactions.............          --           --             --                --
                                                        -----------   ----------       --------        ----------
   Total assets........................................  77,379,223    5,338,017        147,060         1,099,008
                                                        -----------   ----------       --------        ----------

Liabilities:
Payable for shares of the Portfolios purchased.........          --           --             --                --
Payable for policy-related transactions................      53,281          208             --                36
                                                        -----------   ----------       --------        ----------
   Total liabilities...................................      53,281          208             --                36
                                                        -----------   ----------       --------        ----------
Net Assets............................................. $77,325,942   $5,337,809       $147,060        $1,098,972
                                                        ===========   ==========       ========        ==========

Net Assets:
Accumulation unit values............................... $77,313,195   $5,336,936       $147,060        $1,098,885
Retained by AXA Equitable in Separate Account No. 70...      12,747          873             --                87
                                                        -----------   ----------       --------        ----------
Total net assets....................................... $77,325,942   $5,337,809       $147,060        $1,098,972
                                                        ===========   ==========       ========        ==========

Investments in shares of the Portfolios, at cost....... $83,625,202   $5,827,630       $149,509        $1,097,138
The Portfolios shares held
   Class B.............................................          --      491,059          6,774            36,903
   Class 4.............................................   7,435,187           --             --                --

                                                           AB VPS       AB VPS
                                                        INTERNATIONAL REAL ESTATE
                                                           GROWTH     INVESTMENT
                                                         PORTFOLIO**  PORTFOLIO**
                                                        ------------- -----------
Assets:
Investments in shares of the Portfolios, at fair value.  $8,882,807   $1,645,652
Receivable for shares of the Portfolios sold...........       4,916           --
Receivable for policy-related transactions.............          --        2,445
                                                         ----------   ----------
   Total assets........................................   8,887,723    1,648,097
                                                         ----------   ----------

Liabilities:
Payable for shares of the Portfolios purchased.........          --        2,445
Payable for policy-related transactions................       4,916           --
                                                         ----------   ----------
   Total liabilities...................................       4,916        2,445
                                                         ----------   ----------
Net Assets.............................................  $8,882,807   $1,645,652
                                                         ==========   ==========

Net Assets:
Accumulation unit values...............................  $8,882,353   $1,645,646
Retained by AXA Equitable in Separate Account No. 70...         454            6
                                                         ----------   ----------
Total net assets.......................................  $8,882,807   $1,645,652
                                                         ==========   ==========

Investments in shares of the Portfolios, at cost.......  $8,653,186   $1,718,122
The Portfolios shares held
   Class B.............................................     483,024      180,049
   Class 4.............................................          --           --

-----------
The accompanying notes are an integral part of these financial statements.
** Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                          AB VPS
                                                         SMALL/MID
                                                         CAP VALUE      ALL ASSET          ALL ASSET          ALL ASSET
                                                        PORTFOLIO** AGGRESSIVE-ALT 25* AGGRESSIVE-ALT 50* AGGRESSIVE-ALT 75*
                                                        ----------- ------------------ ------------------ ------------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $1,139,756      $9,051,713         $4,194,520         $4,176,880
Receivable for shares of the Portfolios sold...........         --              --                 14                 20
Receivable for policy-related transactions.............      6,545           4,795                 --                 --
                                                        ----------      ----------         ----------         ----------
   Total assets........................................  1,146,301       9,056,508          4,194,534          4,176,900
                                                        ----------      ----------         ----------         ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      6,542           4,737                 --                 --
Payable for policy-related transactions................         --              --                 14                 20
                                                        ----------      ----------         ----------         ----------
   Total liabilities...................................      6,542           4,737                 14                 20
                                                        ----------      ----------         ----------         ----------
NET ASSETS............................................. $1,139,759      $9,051,771         $4,194,520         $4,176,880
                                                        ==========      ==========         ==========         ==========

NET ASSETS:
Accumulation unit values............................... $1,139,759      $9,051,771         $  414,044         $  584,632
Retained by AXA Equitable in Separate Account No. 70...         --              --          3,780,476          3,592,248
                                                        ----------      ----------         ----------         ----------
TOTAL NET ASSETS....................................... $1,139,759      $9,051,771         $4,194,520         $4,176,880
                                                        ==========      ==========         ==========         ==========

Investments in shares of the Portfolios, at cost....... $1,241,704      $9,771,517         $4,877,996         $5,091,899
The Portfolios shares held
   Class A.............................................         --              --                 --                 --
   Class B.............................................     66,458         815,276            270,784            293,786
   Class K.............................................         --              --            223,210            222,714

                                                                         ALL ASSET
                                                          ALL ASSET       MODERATE
                                                        GROWTH-ALT 20* GROWTH-ALT 15*
                                                        -------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $14,721,956    $12,106,051
Receivable for shares of the Portfolios sold...........       57,783             --
Receivable for policy-related transactions.............           --         35,706
                                                         -----------    -----------
   Total assets........................................   14,779,739     12,141,757
                                                         -----------    -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --         35,706
Payable for policy-related transactions................       57,783             --
                                                         -----------    -----------
   Total liabilities...................................       57,783         35,706
                                                         -----------    -----------
NET ASSETS.............................................  $14,721,956    $12,106,051
                                                         ===========    ===========

NET ASSETS:
Accumulation unit values...............................  $14,721,846    $12,106,041
Retained by AXA Equitable in Separate Account No. 70...          110             10
                                                         -----------    -----------
TOTAL NET ASSETS.......................................  $14,721,956    $12,106,051
                                                         ===========    ===========

Investments in shares of the Portfolios, at cost.......  $15,829,652    $12,957,692
The Portfolios shares held
   Class A.............................................      825,461             --
   Class B.............................................           --      1,158,819
   Class K.............................................           --             --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
** Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                        ALPS | RED ROCKS
                                                             LISTED      AMERICAN CENTURY AMERICAN CENTURY AMERICAN CENTURY
                                                         PRIVATE EQUITY    VP INFLATION   VP LARGE COMPANY VP MID CAP VALUE
                                                          PORTFOLIO(a)   PROTECTION FUND       VALUE             FUND
                                                        ---------------- ---------------- ---------------- ----------------
Assets:
Investments in shares of the Portfolios, at fair value.     $456,504        $3,207,968       $2,523,316      $69,474,589
Receivable for shares of the Portfolios sold...........           --               632            6,608               --
Receivable for policy-related transactions.............        2,193                --               --           39,176
                                                            --------        ----------       ----------      -----------
   Total assets........................................      458,697         3,208,600        2,529,924       69,513,765
                                                            --------        ----------       ----------      -----------

Liabilities:
Payable for shares of the Portfolios purchased.........        2,179                --               --           60,311
Payable for policy-related transactions................           --               632            6,608               --
                                                            --------        ----------       ----------      -----------
   Total liabilities...................................        2,179               632            6,608           60,311
                                                            --------        ----------       ----------      -----------
Net Assets.............................................     $456,518        $3,207,968       $2,523,316      $69,453,454
                                                            ========        ==========       ==========      ===========

Net Assets:
Accumulation unit values...............................     $456,518        $3,207,930       $2,522,518      $69,442,259
Retained by AXA Equitable in Separate Account No. 70...           --                38              798           11,195
                                                            --------        ----------       ----------      -----------
Total net assets.......................................     $456,518        $3,207,968       $2,523,316      $69,453,454
                                                            ========        ==========       ==========      ===========

Investments in shares of the Portfolios, at cost.......     $465,931        $3,339,893       $2,330,329      $68,104,128
The Portfolios shares held
   Class 4.............................................           --                --               --               --
   Class II............................................           --           322,733          173,186        3,775,793
   Class I.............................................       44,192                --               --               --

                                                          AMERICAN FUNDS
                                                        INSURANCE SERIES(R)   AMERICAN FUNDS
                                                         ASSET ALLOCATION   INSURANCE SERIES(R)
                                                             FUND/SM/          BOND FUND/SM/
                                                        ------------------- -------------------
Assets:
Investments in shares of the Portfolios, at fair value.     $14,980,662         $26,193,465
Receivable for shares of the Portfolios sold...........              --                  --
Receivable for policy-related transactions.............          10,765              38,394
                                                            -----------         -----------
   Total assets........................................      14,991,427          26,231,859
                                                            -----------         -----------

Liabilities:
Payable for shares of the Portfolios purchased.........          10,734              38,374
Payable for policy-related transactions................              --                  --
                                                            -----------         -----------
   Total liabilities...................................          10,734              38,374
                                                            -----------         -----------
Net Assets.............................................     $14,980,693         $26,193,485
                                                            ===========         ===========

Net Assets:
Accumulation unit values...............................     $14,980,693         $26,193,485
Retained by AXA Equitable in Separate Account No. 70...              --                  --
                                                            -----------         -----------
Total net assets.......................................     $14,980,693         $26,193,485
                                                            ===========         ===========

Investments in shares of the Portfolios, at cost.......     $15,724,166         $27,107,661
The Portfolios shares held
   Class 4.............................................         734,346           2,468,753
   Class II............................................              --                  --
   Class I.............................................              --                  --

-----------
The accompanying notes are an integral part of these financial statements.
(a)As of December 31, 2015 the investment option invested in Class I shares which is subsequently converted to Class III shares.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                          AMERICAN FUNDS
                                                                            INSURANCE
                                                         AMERICAN FUNDS  SERIES(R) GLOBAL  AMERICAN FUNDS
                                                           INSURANCE          SMALL           INSURANCE
                                                        SERIES(R) GLOBAL  CAPITALIZATION  SERIES(R) GROWTH-
                                                        GROWTH FUND/SM/      FUND/SM/      INCOME FUND/SM/
                                                        ---------------- ---------------- -----------------
Assets:
Investments in shares of the Portfolios, at fair value.    $2,669,069      $12,084,877       $4,158,499
Receivable for shares of the Portfolios sold...........            89               --              140
Receivable for policy-related transactions.............            --           12,706               --
                                                           ----------      -----------       ----------
   Total assets........................................     2,669,158       12,097,583        4,158,639
                                                           ----------      -----------       ----------

Liabilities:
Payable for shares of the Portfolios purchased.........            --           12,706               --
Payable for policy-related transactions................            89               --              140
                                                           ----------      -----------       ----------
   Total liabilities...................................            89           12,706              140
                                                           ----------      -----------       ----------
Net Assets.............................................    $2,669,069      $12,084,877       $4,158,499
                                                           ==========      ===========       ==========

Net Assets:
Accumulation unit values...............................    $2,669,053      $12,083,904       $4,158,351
Retained by AXA Equitable in Separate Account No. 70...            16              973              148
                                                           ----------      -----------       ----------
Total net assets.......................................    $2,669,069      $12,084,877       $4,158,499
                                                           ==========      ===========       ==========

Investments in shares of the Portfolios, at cost.......    $2,761,122      $13,315,156       $4,557,469
The Portfolios shares held
   Class 4.............................................       102,029          501,239           92,782
   Class P-2...........................................            --               --               --

                                                            AMERICAN FUNDS        AMERICAN FUNDS
                                                               INSURANCE            INSURANCE       AMERICAN FUNDS
                                                        SERIES(R) INTERNATIONAL SERIES(R) MANAGED     INSURANCE
                                                           GROWTH AND INCOME        RISK ASSET      SERIES(R) NEW
                                                               FUND/SM/         ALLOCATION FUND/SM/ WORLD FUND(R)
                                                        ----------------------- ------------------  --------------
Assets:
Investments in shares of the Portfolios, at fair value.       $2,871,055            $5,699,498       $29,955,264
Receivable for shares of the Portfolios sold...........            2,739                   557                --
Receivable for policy-related transactions.............               --                    --            99,108
                                                              ----------            ----------       -----------
   Total assets........................................        2,873,794             5,700,055        30,054,372
                                                              ----------            ----------       -----------

Liabilities:
Payable for shares of the Portfolios purchased.........               --                    --            99,108
Payable for policy-related transactions................            2,739                   557                --
                                                              ----------            ----------       -----------
   Total liabilities...................................            2,739                   557            99,108
                                                              ----------            ----------       -----------
Net Assets.............................................       $2,871,055            $5,699,498       $29,955,264
                                                              ==========            ==========       ===========

Net Assets:
Accumulation unit values...............................       $2,871,046            $5,699,356       $29,954,683
Retained by AXA Equitable in Separate Account No. 70...                9                   142               581
                                                              ----------            ----------       -----------
Total net assets.......................................       $2,871,055            $5,699,498       $29,955,264
                                                              ==========            ==========       ===========

Investments in shares of the Portfolios, at cost.......       $3,246,918            $5,869,635       $34,539,415
The Portfolios shares held
   Class 4.............................................          196,244                    --         1,602,743
   Class P-2...........................................               --               486,721                --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                          AXA 400     AXA 500     AXA 2000
                                                          MANAGED     MANAGED      MANAGED   AXA AGGRESSIVE AXA AGGRESSIVE
                                                        VOLATILITY* VOLATILITY*  VOLATILITY*  ALLOCATION*     STRATEGY*
                                                        ----------- ------------ ----------- -------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $72,322,638 $170,859,905 $74,585,243  $18,592,996   $2,236,467,681
Receivable for shares of the Portfolios sold...........       8,033       61,464      10,880          714               --
Receivable for policy-related transactions.............          --           --          --           --        1,644,155
                                                        ----------- ------------ -----------  -----------   --------------
   Total assets........................................  72,330,671  170,921,369  74,596,123   18,593,710    2,238,111,836
                                                        ----------- ------------ -----------  -----------   --------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --           --          --           --        1,643,066
Payable for policy-related transactions................       8,033       61,464      10,880          714               --
                                                        ----------- ------------ -----------  -----------   --------------
   Total liabilities...................................       8,033       61,464      10,880          714        1,643,066
                                                        ----------- ------------ -----------  -----------   --------------
NET ASSETS............................................. $72,322,638 $170,859,905 $74,585,243  $18,592,996   $2,236,468,770
                                                        =========== ============ ===========  ===========   ==============

NET ASSETS:
Accumulation unit values............................... $72,320,353 $170,851,122 $74,582,224  $18,592,481   $2,236,468,770
Retained by AXA Equitable in Separate Account No. 70...       2,285        8,783       3,019          515               --
                                                        ----------- ------------ -----------  -----------   --------------
TOTAL NET ASSETS....................................... $72,322,638 $170,859,905 $74,585,243  $18,592,996   $2,236,468,770
                                                        =========== ============ ===========  ===========   ==============

Investments in shares of the Portfolios, at cost....... $64,711,130 $142,987,080 $69,315,682  $19,064,264   $2,258,448,191
The Portfolios shares held
   Class A.............................................          --           --          --    1,696,194               --
   Class B.............................................   3,856,528    9,125,944   4,382,564      118,714      181,373,736

                                                             AXA
                                                          BALANCED
                                                          STRATEGY*
                                                        --------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $2,525,894,811
Receivable for shares of the Portfolios sold...........             --
Receivable for policy-related transactions.............        130,989
                                                        --------------
   Total assets........................................  2,526,025,800
                                                        --------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........        107,462
Payable for policy-related transactions................             --
                                                        --------------
   Total liabilities...................................        107,462
                                                        --------------
NET ASSETS............................................. $2,525,918,338
                                                        ==============

NET ASSETS:
Accumulation unit values............................... $2,525,918,338
Retained by AXA Equitable in Separate Account No. 70...             --
                                                        --------------
TOTAL NET ASSETS....................................... $2,525,918,338
                                                        ==============

Investments in shares of the Portfolios, at cost....... $2,461,337,315
The Portfolios shares held
   Class A.............................................             --
   Class B.............................................    182,910,653

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                                              AXA
                                                                                            GLOBAL
                                                                                            EQUITY         AXA
                                                        AXA CONSERVATIVE AXA CONSERVATIVE   MANAGED      GROWTH
                                                        GROWTH STRATEGY*    STRATEGY*     VOLATILITY*   STRATEGY*
                                                        ---------------- ---------------- ----------- --------------
Assets:
Investments in shares of the Portfolios, at fair value.  $1,168,746,156    $696,983,927   $14,879,564 $3,107,632,617
Receivable for shares of the Portfolios sold...........              --              --            --         63,863
Receivable for policy-related transactions.............          51,110         105,235        11,664             --
                                                         --------------    ------------   ----------- --------------
   Total assets........................................   1,168,797,266     697,089,162    14,891,228  3,107,696,480
                                                         --------------    ------------   ----------- --------------

Liabilities:
Payable for shares of the Portfolios purchased.........          51,110         105,235        11,664             --
Payable for policy-related transactions................              --              --            --        110,778
                                                         --------------    ------------   ----------- --------------
   Total liabilities...................................          51,110         105,235        11,664        110,778
                                                         --------------    ------------   ----------- --------------
Net Assets.............................................  $1,168,746,156    $696,983,927   $14,879,564 $3,107,585,702
                                                         ==============    ============   =========== ==============

Net Assets:
Accumulation unit values...............................  $1,168,745,248    $696,973,578   $14,879,476 $3,107,503,844
Retained by AXA Equitable in Separate Account No. 70...             908          10,349            88         81,858
                                                         --------------    ------------   ----------- --------------
Total net assets.......................................  $1,168,746,156    $696,983,927   $14,879,564 $3,107,585,702
                                                         ==============    ============   =========== ==============

Investments in shares of the Portfolios, at cost.......  $1,147,376,747    $699,497,273   $13,822,514 $3,083,493,084
The Portfolios shares held
   Class A.............................................              --              --       471,879             --
   Class B.............................................      88,861,911      59,471,884       556,065    201,215,159

                                                             AXA
                                                        INTERNATIONAL      AXA
                                                            CORE      INTERNATIONAL
                                                           MANAGED       MANAGED
                                                         VOLATILITY*   VOLATILITY*
                                                        ------------- -------------
Assets:
Investments in shares of the Portfolios, at fair value.  $12,509,282  $115,260,973
Receivable for shares of the Portfolios sold...........           --        37,092
Receivable for policy-related transactions.............          321            --
                                                         -----------  ------------
   Total assets........................................   12,509,603   115,298,065
                                                         -----------  ------------

Liabilities:
Payable for shares of the Portfolios purchased.........          321            --
Payable for policy-related transactions................           --        37,092
                                                         -----------  ------------
   Total liabilities...................................          321        37,092
                                                         -----------  ------------
Net Assets.............................................  $12,509,282  $115,260,973
                                                         ===========  ============

Net Assets:
Accumulation unit values...............................  $12,507,531  $115,258,923
Retained by AXA Equitable in Separate Account No. 70...        1,751         2,050
                                                         -----------  ------------
Total net assets.......................................  $12,509,282  $115,260,973
                                                         ===========  ============

Investments in shares of the Portfolios, at cost.......  $12,879,369  $117,904,846
The Portfolios shares held
   Class A.............................................      503,998            --
   Class B.............................................      867,546     9,931,800

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                        AXA INTERNATIONAL AXA LARGE CAP AXA LARGE CAP  AXA LARGE CAP
                                                          VALUE MANAGED   CORE MANAGED  GROWTH MANAGED VALUE MANAGED
                                                           VOLATILITY*     VOLATILITY*   VOLATILITY*    VOLATILITY*
                                                        ----------------- ------------- -------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $3,686,674      $8,225,477    $23,039,638    $29,040,510
Receivable for shares of the Portfolios sold...........           145           3,192         11,010          1,611
Receivable for policy-related transactions.............            --              --             --             --
                                                           ----------      ----------    -----------    -----------
   Total assets........................................     3,686,819       8,228,669     23,050,648     29,042,121
                                                           ----------      ----------    -----------    -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........            --              --             --             --
Payable for policy-related transactions................           145           3,192         11,010          1,611
                                                           ----------      ----------    -----------    -----------
   Total liabilities...................................           145           3,192         11,010          1,611
                                                           ----------      ----------    -----------    -----------
NET ASSETS.............................................    $3,686,674      $8,225,477    $23,039,638    $29,040,510
                                                           ==========      ==========    ===========    ===========

NET ASSETS:
Accumulation unit values...............................    $3,686,432      $8,225,070    $23,038,937    $29,040,481
Retained by AXA Equitable in Separate Account No. 70...           242             407            701             29
                                                           ----------      ----------    -----------    -----------
TOTAL NET ASSETS.......................................    $3,686,674      $8,225,477    $23,039,638    $29,040,510
                                                           ==========      ==========    ===========    ===========

Investments in shares of the Portfolios, at cost.......    $3,862,256      $7,545,811    $19,753,179    $27,495,699
The Portfolios shares held
   Class A.............................................       320,311              --        212,879      1,081,482
   Class B.............................................            --         907,937        642,055        865,816

                                                         AXA MID CAP
                                                        VALUE MANAGED AXA MODERATE
                                                         VOLATILITY*  ALLOCATION*
                                                        ------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $12,596,900  $110,017,879
Receivable for shares of the Portfolios sold...........           --            --
Receivable for policy-related transactions.............       16,863       147,165
                                                         -----------  ------------
   Total assets........................................   12,613,763   110,165,044
                                                         -----------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       16,863       147,165
Payable for policy-related transactions................           --            --
                                                         -----------  ------------
   Total liabilities...................................       16,863       147,165
                                                         -----------  ------------
NET ASSETS.............................................  $12,596,900  $110,017,879
                                                         ===========  ============

NET ASSETS:
Accumulation unit values...............................  $12,596,565  $109,951,735
Retained by AXA Equitable in Separate Account No. 70...          335        66,144
                                                         -----------  ------------
TOTAL NET ASSETS.......................................  $12,596,900  $110,017,879
                                                         ===========  ============

Investments in shares of the Portfolios, at cost.......  $11,904,812  $115,427,731
The Portfolios shares held
   Class A.............................................      244,445     6,959,008
   Class B.............................................      615,231     1,243,969

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                                                      AXA ULTRA
                                                          AXA MODERATE   AXA MODERATE-PLUS AXA NATURAL AXA SMARTBETA CONSERVATIVE
                                                        GROWTH STRATEGY*    ALLOCATION*    RESOURCES*     EQUITY*     STRATEGY*
                                                        ---------------- ----------------- ----------- ------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $5,398,698,599     $46,664,173    $2,097,427   $11,878,706  $46,147,533
Receivable for shares of the Portfolios sold...........              --              --            --            24           --
Receivable for policy-related transactions.............         665,306          93,598           833            --      577,298
                                                         --------------     -----------    ----------   -----------  -----------
   Total assets........................................   5,399,363,905      46,757,771     2,098,260    11,878,730   46,724,831
                                                         --------------     -----------    ----------   -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         641,975          93,598           756            --      577,242
Payable for policy-related transactions................              --              --            --            24           --
                                                         --------------     -----------    ----------   -----------  -----------
   Total liabilities...................................         641,975          93,598           756            24      577,242
                                                         --------------     -----------    ----------   -----------  -----------
NET ASSETS.............................................  $5,398,721,930     $46,664,173    $2,097,504   $11,878,706  $46,147,589
                                                         ==============     ===========    ==========   ===========  ===========

NET ASSETS:
Accumulation unit values...............................  $5,398,721,930     $46,653,902    $2,097,504   $   697,990  $46,147,589
Retained by AXA Equitable in Separate Account No. 70...              --          10,271            --    11,180,716           --
                                                         --------------     -----------    ----------   -----------  -----------
TOTAL NET ASSETS.......................................  $5,398,721,930     $46,664,173    $2,097,504   $11,878,706  $46,147,589
                                                         ==============     ===========    ==========   ===========  ===========

Investments in shares of the Portfolios, at cost.......  $5,148,796,114     $47,903,868    $2,917,785   $11,211,114  $46,563,469
The Portfolios shares held
   Class A.............................................              --       3,623,839            --            --           --
   Class B.............................................     362,690,359         871,441       334,665       587,854    4,508,824
   Class K.............................................              --              --            --       525,366           --

                                                        AXA/AB DYNAMIC
                                                           GROWTH*
                                                        --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $147,438,119
Receivable for shares of the Portfolios sold...........            --
Receivable for policy-related transactions.............       692,267
                                                         ------------
   Total assets........................................   148,130,386
                                                         ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       691,465
Payable for policy-related transactions................            --
                                                         ------------
   Total liabilities...................................       691,465
                                                         ------------
NET ASSETS.............................................  $147,438,921
                                                         ============

NET ASSETS:
Accumulation unit values...............................  $147,438,921
Retained by AXA Equitable in Separate Account No. 70...            --
                                                         ------------
TOTAL NET ASSETS.......................................  $147,438,921
                                                         ============

Investments in shares of the Portfolios, at cost.......  $149,447,975
The Portfolios shares held
   Class A.............................................            --
   Class B.............................................    15,351,002
   Class K.............................................            --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015


                                                                       AXA/AB SHORT                  AXA/DOUBLELINE AXA/FRANKLIN
                                                        AXA/AB DYNAMIC   DURATION                    OPPORTUNISTIC    BALANCED
                                                           MODERATE     GOVERNMENT  AXA/AB SMALL CAP      CORE        MANAGED
                                                           GROWTH*        BOND*         GROWTH*        PLUS BOND*   VOLATILITY*
                                                        -------------- ------------ ---------------- -------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $2,426,291,319  $1,167,061    $47,510,594      $1,588,080    $8,763,378
Receivable for shares of the Portfolios sold...........             --          40             --              --         1,144
Receivable for policy-related transactions.............        416,248          --            386           5,216            --
                                                        --------------  ----------    -----------      ----------    ----------
   Total assets........................................  2,426,707,567   1,167,101     47,510,980       1,593,296     8,764,522
                                                        --------------  ----------    -----------      ----------    ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........        416,248          --            386           5,161            --
Payable for policy-related transactions................             --          --             --              --         1,144
                                                        --------------  ----------    -----------      ----------    ----------
   Total liabilities...................................        416,248          --            386           5,161         1,144
                                                        --------------  ----------    -----------      ----------    ----------
NET ASSETS............................................. $2,426,291,319  $1,167,101    $47,510,594      $1,588,135    $8,763,378
                                                        ==============  ==========    ===========      ==========    ==========

NET ASSETS:
Accumulation unit values............................... $2,426,133,425  $1,167,101    $47,510,585      $1,588,135    $8,763,177
Retained by AXA Equitable in Separate Account No. 70...        157,894          --              9              --           201
                                                        --------------  ----------    -----------      ----------    ----------
TOTAL NET ASSETS....................................... $2,426,291,319  $1,167,101    $47,510,594      $1,588,135    $8,763,378
                                                        ==============  ==========    ===========      ==========    ==========

Investments in shares of the Portfolios, at cost....... $2,370,543,118  $1,170,955    $55,190,820      $1,625,786    $8,741,328
The Portfolios shares held
   Class A.............................................             --          --      1,766,711              --       373,164
   Class B.............................................    208,528,801     118,558      1,058,710         165,265       521,023

                                                        AXA/FRANKLIN
                                                         SMALL CAP
                                                           VALUE
                                                          MANAGED
                                                        VOLATILITY*
                                                        ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $10,219,625
Receivable for shares of the Portfolios sold...........       2,509
Receivable for policy-related transactions.............          --
                                                        -----------
   Total assets........................................  10,222,134
                                                        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --
Payable for policy-related transactions................       2,509
                                                        -----------
   Total liabilities...................................       2,509
                                                        -----------
NET ASSETS............................................. $10,219,625
                                                        ===========

NET ASSETS:
Accumulation unit values............................... $10,219,287
Retained by AXA Equitable in Separate Account No. 70...         338
                                                        -----------
TOTAL NET ASSETS....................................... $10,219,625
                                                        ===========

Investments in shares of the Portfolios, at cost....... $ 9,313,825
The Portfolios shares held
   Class A.............................................     184,509
   Class B.............................................     549,502

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                        AXA/FRANKLIN                                           AXA/MUTUAL
                                                         TEMPLETON                                              LARGE CAP
                                                         ALLOCATION  AXA/GOLDMAN SACHS AXA/INVESCO AXA/LOOMIS    EQUITY
                                                          MANAGED        STRATEGIC      STRATEGIC    SAYLES      MANAGED
                                                        VOLATILITY*     ALLOCATION*    ALLOCATION*  GROWTH*    VOLATILITY*
                                                        ------------ ----------------- ----------- ----------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $13,673,408    $110,895,365    $65,721,253 $21,108,668 $3,852,325
Receivable for shares of the Portfolios sold...........      68,100              --             --          --        845
Receivable for policy-related transactions.............          --         499,432        449,850       7,407         --
                                                        -----------    ------------    ----------- ----------- ----------
   Total assets........................................  13,741,508     111,394,797     66,171,103  21,116,075  3,853,170
                                                        -----------    ------------    ----------- ----------- ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --         498,920        449,545       7,407         --
Payable for policy-related transactions................      68,100              --             --          --        836
                                                        -----------    ------------    ----------- ----------- ----------
   Total liabilities...................................      68,100         498,920        449,545       7,407        836
                                                        -----------    ------------    ----------- ----------- ----------
NET ASSETS............................................. $13,673,408    $110,895,877    $65,721,558 $21,108,668 $3,852,334
                                                        ===========    ============    =========== =========== ==========

NET ASSETS:
Accumulation unit values............................... $13,673,252    $110,895,877    $65,721,558 $21,095,903 $3,852,334
Retained by AXA Equitable in Separate Account No. 70...         156              --             --      12,765         --
                                                        -----------    ------------    ----------- ----------- ----------
TOTAL NET ASSETS....................................... $13,673,408    $110,895,877    $65,721,558 $21,108,668 $3,852,334
                                                        ===========    ============    =========== =========== ==========

Investments in shares of the Portfolios, at cost....... $13,306,070    $112,158,051    $66,536,509 $22,072,053 $3,513,992
The Portfolios shares held
   Class A.............................................     837,905              --             --   2,752,226     91,605
   Class B.............................................     543,683      11,433,465      6,815,818     622,119    218,382

                                                        AXA/TEMPLETON
                                                        GLOBAL EQUITY
                                                           MANAGED
                                                         VOLATILITY*
                                                        -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $17,206,770
Receivable for shares of the Portfolios sold...........        3,641
Receivable for policy-related transactions.............           --
                                                         -----------
   Total assets........................................   17,210,411
                                                         -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --
Payable for policy-related transactions................        3,641
                                                         -----------
   Total liabilities...................................        3,641
                                                         -----------
NET ASSETS.............................................  $17,206,770
                                                         ===========

NET ASSETS:
Accumulation unit values...............................  $17,206,183
Retained by AXA Equitable in Separate Account No. 70...          587
                                                         -----------
TOTAL NET ASSETS.......................................  $17,206,770
                                                         ===========

Investments in shares of the Portfolios, at cost.......  $15,927,744
The Portfolios shares held
   Class A.............................................      293,287
   Class B.............................................    1,245,347

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                         BLACKROCK     BLACKROCK    BLACKROCK
                                                           GLOBAL       GLOBAL      LARGE CAP  CHARTER/SM/   CHARTER/SM/
                                                         ALLOCATION  OPPORTUNITIES   GROWTH    AGGRESSIVE  ALTERNATIVE 100
                                                         V.I. FUND     V.I. FUND    V.I. FUND   GROWTH*       MODERATE*
                                                        ------------ ------------- ----------- ----------  ---------------
Assets:
Investments in shares of the Portfolios, at fair value. $ 97,494,343  $2,629,619   $31,474,397 $7,220,473    $12,780,869
Receivable for shares of the Portfolios sold...........      183,815          --        91,004        142          2,186
Receivable for policy-related transactions.............           --      61,656            --         --             --
                                                        ------------  ----------   ----------- ----------    -----------
   Total assets........................................   97,678,158   2,691,275    31,565,401  7,220,615     12,783,055
                                                        ------------  ----------   ----------- ----------    -----------

Liabilities:
Payable for shares of the Portfolios purchased.........           --      61,656            --         --             --
Payable for policy-related transactions................      183,815          --        91,004        142          2,186
                                                        ------------  ----------   ----------- ----------    -----------
   Total liabilities...................................      183,815      61,656        91,004        142          2,186
                                                        ------------  ----------   ----------- ----------    -----------
Net Assets............................................. $ 97,494,343  $2,629,619   $31,474,397 $7,220,473    $12,780,869
                                                        ============  ==========   =========== ==========    ===========

Net Assets:
Accumulation unit values............................... $ 97,493,015  $2,629,551   $31,474,317 $4,228,668    $ 7,968,774
Retained by AXA Equitable in Separate Account No. 70...        1,328          68            80  2,991,805      4,812,095
                                                        ------------  ----------   ----------- ----------    -----------
Total net assets....................................... $ 97,494,343  $2,629,619   $31,474,397 $7,220,473    $12,780,869
                                                        ============  ==========   =========== ==========    ===========

Investments in shares of the Portfolios, at cost....... $109,494,572  $2,753,707   $32,839,888 $7,939,078    $15,151,699
The Portfolios shares held
   Class B.............................................           --          --            --    792,143      1,529,637
   Class III...........................................    7,476,560     165,073     2,331,437         --             --


                                                         CHARTER/SM/
                                                        CONSERVATIVE*
                                                        -------------
Assets:
Investments in shares of the Portfolios, at fair value.  $17,270,252
Receivable for shares of the Portfolios sold...........           --
Receivable for policy-related transactions.............        4,514
                                                         -----------
   Total assets........................................   17,274,766
                                                         -----------

Liabilities:
Payable for shares of the Portfolios purchased.........        4,514
Payable for policy-related transactions................           --
                                                         -----------
   Total liabilities...................................        4,514
                                                         -----------
Net Assets.............................................  $17,270,252
                                                         ===========

Net Assets:
Accumulation unit values...............................  $17,270,224
Retained by AXA Equitable in Separate Account No. 70...           28
                                                         -----------
Total net assets.......................................  $17,270,252
                                                         ===========

Investments in shares of the Portfolios, at cost.......  $18,174,866
The Portfolios shares held
   Class B.............................................    1,829,698
   Class III...........................................           --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                    CHARTER/SM/  CHARTER/SM/   CHARTER/SM/
                                                        CHARTER/SM/   INCOME    INTEREST RATE INTERNATIONAL CHARTER/SM/
                                                         GROWTH*    STRATEGIES*  STRATEGIES*    MODERATE*   MODERATE*
                                                        ----------- ----------- ------------- ------------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $11,888,706 $5,086,688   $5,950,703    $13,493,099  $19,789,066
Receivable for shares of the Portfolios sold...........          --         99          134             64           --
Receivable for policy-related transactions.............       6,431         --           --             --       79,366
                                                        ----------- ----------   ----------    -----------  -----------
   Total assets........................................  11,895,137  5,086,787    5,950,837     13,493,163   19,868,432
                                                        ----------- ----------   ----------    -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       6,431         --           --             --       79,366
Payable for policy-related transactions................          --         99          134             64           --
                                                        ----------- ----------   ----------    -----------  -----------
   Total liabilities...................................       6,431         99          134             64       79,366
                                                        ----------- ----------   ----------    -----------  -----------
NET ASSETS............................................. $11,888,706 $5,086,688   $5,950,703    $13,493,099  $19,789,066
                                                        =========== ==========   ==========    ===========  ===========

NET ASSETS:
Accumulation unit values............................... $11,888,647 $2,937,789   $4,368,338    $ 2,214,935  $19,789,032
Retained by AXA Equitable in Separate Account No. 70...          59  2,148,899    1,582,365     11,278,164           34
                                                        ----------- ----------   ----------    -----------  -----------
TOTAL NET ASSETS....................................... $11,888,706 $5,086,688   $5,950,703    $13,493,099  $19,789,066
                                                        =========== ==========   ==========    ===========  ===========

Investments in shares of the Portfolios, at cost....... $12,949,990 $5,561,314   $6,549,667    $15,233,165  $21,060,423
The Portfolios shares held
   Class B.............................................   1,290,144    556,380      654,247      1,524,123    2,100,745

                                                        CHARTER/SM/
                                                         MODERATE
                                                         GROWTH*
                                                        -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $16,802,602
Receivable for shares of the Portfolios sold...........          --
Receivable for policy-related transactions.............       7,338
                                                        -----------
   Total assets........................................  16,809,940
                                                        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       7,338
Payable for policy-related transactions................          --
                                                        -----------
   Total liabilities...................................       7,338
                                                        -----------
NET ASSETS............................................. $16,802,602
                                                        ===========

NET ASSETS:
Accumulation unit values............................... $16,802,558
Retained by AXA Equitable in Separate Account No. 70...          44
                                                        -----------
TOTAL NET ASSETS....................................... $16,802,602
                                                        ===========

Investments in shares of the Portfolios, at cost....... $17,894,134
The Portfolios shares held
   Class B.............................................   1,790,955

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                         CHARTER/SM   CHARTER/SM/ CHARTER/SM/ CHARTER/SM  CLEARBRIDGE VARIABLE
                                                        /MULTI-SECTOR    REAL     SMALL CAP   /SMALL CAP   AGGRESSIVE GROWTH
                                                            BOND*      ASSETS*     GROWTH*      VALUE*         PORTFOLIO
                                                        ------------- ----------  ----------  ----------- --------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $2,406,092   $4,094,838  $7,878,756  $20,340,685     $41,163,479
Receivable for shares of the Portfolios sold...........       1,962           22          --          554              --
Receivable for policy-related transactions.............          --           --      10,325           --         143,586
                                                         ----------   ----------  ----------  -----------     -----------
   Total assets........................................   2,408,054    4,094,860   7,889,081   20,341,239      41,307,065
                                                         ----------   ----------  ----------  -----------     -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --           --      10,325           --         143,586
Payable for policy-related transactions................       1,962           22          --          554              --
                                                         ----------   ----------  ----------  -----------     -----------
   Total liabilities...................................       1,962           22      10,325          554         143,586
                                                         ----------   ----------  ----------  -----------     -----------
NET ASSETS.............................................  $2,406,092   $4,094,838  $7,878,756  $20,340,685     $41,163,479
                                                         ==========   ==========  ==========  ===========     ===========

NET ASSETS:
Accumulation unit values...............................  $2,405,700   $  647,822  $7,878,735  $20,338,243     $41,163,192
Retained by AXA Equitable in Separate Account No. 70...         392    3,447,016          21        2,442             287
                                                         ----------   ----------  ----------  -----------     -----------
TOTAL NET ASSETS.......................................  $2,406,092   $4,094,838  $7,878,756  $20,340,685     $41,163,479
                                                         ==========   ==========  ==========  ===========     ===========

Investments in shares of the Portfolios, at cost.......  $2,565,352   $4,911,683  $7,301,224  $21,734,604     $47,317,276
The Portfolios shares held
   Class B.............................................     642,428      498,179     704,872    1,536,623              --
   Class II............................................          --           --          --           --       1,586,261

                                                        CLEARBRIDGE VARIABLE
                                                            APPRECIATION
                                                             PORTFOLIO
                                                        --------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.      $4,512,121
Receivable for shares of the Portfolios sold...........              --
Receivable for policy-related transactions.............           5,341
                                                             ----------
   Total assets........................................       4,517,462
                                                             ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           5,310
Payable for policy-related transactions................              --
                                                             ----------
   Total liabilities...................................           5,310
                                                             ----------
NET ASSETS.............................................      $4,512,152
                                                             ==========

NET ASSETS:
Accumulation unit values...............................      $4,512,152
Retained by AXA Equitable in Separate Account No. 70...              --
                                                             ----------
TOTAL NET ASSETS.......................................      $4,512,152
                                                             ==========

Investments in shares of the Portfolios, at cost.......      $4,610,805
The Portfolios shares held
   Class B.............................................              --
   Class II............................................         130,446

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015


                                                        CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE  DELAWARE VIP(R)
                                                         DIVIDEND STRATEGY       MID CAP CORE     DIVERSIFIED INCOME
                                                             PORTFOLIO            PORTFOLIO             SERIES
                                                        -------------------- -------------------- ------------------
Assets:
Investments in shares of the Portfolios, at fair value.     $11,927,013           $2,254,700         $ 9,930,776
Receivable for shares of the Portfolios sold...........              --                   --              15,216
Receivable for policy-related transactions.............          81,429                6,343                  --
                                                            -----------           ----------         -----------
   Total assets........................................      12,008,442            2,261,043           9,945,992
                                                            -----------           ----------         -----------

Liabilities:
Payable for shares of the Portfolios purchased.........          81,429                6,295                  --
Payable for policy-related transactions................              --                   --              15,216
                                                            -----------           ----------         -----------
   Total liabilities...................................          81,429                6,295              15,216
                                                            -----------           ----------         -----------
Net Assets.............................................     $11,927,013           $2,254,748         $ 9,930,776
                                                            ===========           ==========         ===========

Net Assets:
Accumulation unit values...............................     $11,926,993           $2,254,748         $ 9,911,605
Retained by AXA Equitable in Separate Account No. 70...              20                   --              19,171
                                                            -----------           ----------         -----------
Total net assets.......................................     $11,927,013           $2,254,748         $ 9,930,776
                                                            ===========           ==========         ===========

Investments in shares of the Portfolios, at cost.......     $12,415,058           $2,416,087         $10,352,772
The Portfolios shares held
   Class II............................................         792,493              126,172                  --
   Initial Class.......................................              --                   --                  --
   Service Class.......................................              --                   --             971,700

                                                                          DELAWARE VIP(R)
                                                        DELAWARE VIP(R)     LIMITED-TERM    EATON VANCE VT
                                                        EMERGING MARKETS DIVERSIFIED INCOME FLOATING-RATE
                                                             SERIES            SERIES        INCOME FUND
                                                        ---------------- ------------------ --------------
Assets:
Investments in shares of the Portfolios, at fair value.     $791,609         $6,336,812      $12,123,043
Receivable for shares of the Portfolios sold...........        4,796                 --               --
Receivable for policy-related transactions.............           --             11,418            1,514
                                                            --------         ----------      -----------
   Total assets........................................      796,405         $6,348,230       12,124,557
                                                            --------         ----------      -----------

Liabilities:
Payable for shares of the Portfolios purchased.........           --             11,418               --
Payable for policy-related transactions................        4,796                 --               --
                                                            --------         ----------      -----------
   Total liabilities...................................        4,796             11,418               --
                                                            --------         ----------      -----------
Net Assets.............................................     $791,609         $6,336,812      $12,124,557
                                                            ========         ==========      ===========

Net Assets:
Accumulation unit values...............................     $789,573         $6,329,647      $12,124,557
Retained by AXA Equitable in Separate Account No. 70...        2,036              7,165               --
                                                            --------         ----------      -----------
Total net assets.......................................     $791,609         $6,336,812      $12,124,557
                                                            ========         ==========      ===========

Investments in shares of the Portfolios, at cost.......     $927,312         $6,406,200      $12,680,108
The Portfolios shares held
   Class II............................................           --                 --               --
   Initial Class.......................................           --                 --        1,377,619
   Service Class.......................................       48,835            651,177               --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                        EQ/BLACKROCK    EQ/BOSTON     EQ/CALVERT  EQ/CAPITAL   EQ/COMMON
                                                        BASIC VALUE  ADVISORS EQUITY   SOCIALLY    GUARDIAN      STOCK
                                                          EQUITY*        INCOME*     RESPONSIBLE* RESEARCH*     INDEX*
                                                        ------------ --------------- ------------ ----------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $119,048,149   $28,588,125    $2,630,625  $16,641,216 $28,855,954
Receivable for shares of the Portfolios sold...........           --        31,414            --       23,545          --
Receivable for policy-related transactions.............       23,274            --        26,635           --      39,661
                                                        ------------   -----------    ----------  ----------- -----------
   Total assets........................................  119,071,423    28,619,539     2,657,260   16,664,761  28,895,615
                                                        ------------   -----------    ----------  ----------- -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       23,274            --        26,635           --      39,652
Payable for policy-related transactions................           --        31,414            --       23,545          --
                                                        ------------   -----------    ----------  ----------- -----------
   Total liabilities...................................       23,274        31,414        26,635       23,545      39,652
                                                        ------------   -----------    ----------  ----------- -----------
NET ASSETS............................................. $119,048,149   $28,588,125    $2,630,625  $16,641,216 $28,855,963
                                                        ============   ===========    ==========  =========== ===========

NET ASSETS:
Accumulation unit values............................... $119,027,779   $28,587,690    $2,630,579  $16,635,595 $28,855,963
Retained by AXA Equitable in Separate Account No. 70...       20,370           435            46        5,621          --
                                                        ------------   -----------    ----------  ----------- -----------
TOTAL NET ASSETS....................................... $119,048,149   $28,588,125    $2,630,625  $16,641,216 $28,855,963
                                                        ============   ===========    ==========  =========== ===========

Investments in shares of the Portfolios, at cost....... $111,255,738   $32,169,239    $2,800,550  $14,343,034 $27,360,185
The Portfolios shares held
   Class A.............................................    5,456,508     3,480,517            --      552,414     955,912
   Class B.............................................      523,453     1,453,749       240,446      236,989     160,141
   Class K.............................................           --            --            --           --          --

                                                        EQ/CONVERTIBLE
                                                         SECURITIES*
                                                        --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $11,735,385
Receivable for shares of the Portfolios sold...........           95
Receivable for policy-related transactions.............           --
                                                         -----------
   Total assets........................................   11,735,480
                                                         -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --
Payable for policy-related transactions................           95
                                                         -----------
   Total liabilities...................................           95
                                                         -----------
NET ASSETS.............................................  $11,735,385
                                                         ===========

NET ASSETS:
Accumulation unit values...............................  $ 2,789,886
Retained by AXA Equitable in Separate Account No. 70...    8,945,499
                                                         -----------
TOTAL NET ASSETS.......................................  $11,735,385
                                                         ===========

Investments in shares of the Portfolios, at cost.......  $12,162,616
The Portfolios shares held
   Class A.............................................           --
   Class B.............................................      703,722
   Class K.............................................      490,342

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                      EQ/EMERGING                                  EQ/GAMCO
                                                        EQ/CORE BOND MARKETS EQUITY                EQ/EQUITY 500  MERGERS AND
                                                           INDEX*        PLUS*      EQ/ENERGY ETF*    INDEX*     ACQUISITIONS*
                                                        ------------ -------------- -------------- ------------- -------------
Assets:
Investments in shares of the Portfolios, at fair value. $325,034,820   $2,519,155     $3,482,311   $157,241,293   $14,686,446
Receivable for shares of the Portfolios sold...........        6,515          100             42             --            --
Receivable for policy-related transactions.............           --           --             --        369,776         1,426
                                                        ------------   ----------     ----------   ------------   -----------
   Total assets........................................  325,041,335    2,519,255      3,482,353    157,611,069    14,687,872
                                                        ------------   ----------     ----------   ------------   -----------

Liabilities:
Payable for shares of the Portfolios purchased.........           --           --             --        369,776         1,426
Payable for policy-related transactions................        6,515            6             42             --            --
                                                        ------------   ----------     ----------   ------------   -----------
   Total liabilities...................................        6,515            6             42        369,776         1,426
                                                        ------------   ----------     ----------   ------------   -----------
Net Assets............................................. $325,034,820   $2,519,249     $3,482,311   $157,241,293   $14,686,446
                                                        ============   ==========     ==========   ============   ===========

Net Assets:
Accumulation unit values............................... $325,028,920   $2,519,249     $1,257,879   $157,200,580   $14,654,276
Retained by AXA Equitable in Separate Account No. 70...        5,900           --      2,224,432         40,713        32,170
                                                        ------------   ----------     ----------   ------------   -----------
Total net assets....................................... $325,034,820   $2,519,249     $3,482,311   $157,241,293   $14,686,446
                                                        ============   ==========     ==========   ============   ===========

Investments in shares of the Portfolios, at cost....... $330,715,579   $3,088,869     $5,158,800   $151,561,541   $15,175,832
The Portfolios shares held
   Class A.............................................           --           --             --      3,840,487       915,275
   Class B.............................................   32,889,506      342,383        386,260        722,565       247,025
   Class K.............................................           --           --        182,064             --            --

                                                        EQ/GAMCO SMALL
                                                        COMPANY VALUE*
                                                        --------------
Assets:
Investments in shares of the Portfolios, at fair value.  $189,069,027
Receivable for shares of the Portfolios sold...........         4,873
Receivable for policy-related transactions.............            --
                                                         ------------
   Total assets........................................   189,073,900
                                                         ------------

Liabilities:
Payable for shares of the Portfolios purchased.........            --
Payable for policy-related transactions................         4,873
                                                         ------------
   Total liabilities...................................         4,873
                                                         ------------
Net Assets.............................................  $189,069,027
                                                         ============

Net Assets:
Accumulation unit values...............................  $189,069,017
Retained by AXA Equitable in Separate Account No. 70...            10
                                                         ------------
Total net assets.......................................  $189,069,027
                                                         ============

Investments in shares of the Portfolios, at cost.......  $193,128,877
The Portfolios shares held
   Class A.............................................     3,502,529
   Class B.............................................       335,290
   Class K.............................................            --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                                     EQ/INTERMEDIATE
                                                        EQ/GLOBAL BOND EQ/HIGH YIELD   GOVERNMENT    EQ/INTERNATIONAL EQ/INVESCO
                                                            PLUS*          BOND*          BOND*       EQUITY INDEX*   COMSTOCK*
                                                        -------------- ------------- --------------- ---------------- -----------
Assets:
Investments in shares of the Portfolios, at fair value.  $10,769,132    $7,803,442    $125,848,591     $27,252,522    $34,921,361
Receivable for shares of the Portfolios sold...........        7,283           538              --              --         10,992
Receivable for policy-related transactions.............           --            --             931          20,344             --
                                                         -----------    ----------    ------------     -----------    -----------
   Total assets........................................   10,776,415     7,803,980     125,849,522      27,272,866     34,932,353
                                                         -----------    ----------    ------------     -----------    -----------

Liabilities:
Payable for shares of the Portfolios purchased.........           --            --             931          20,344             --
Payable for policy-related transactions................        7,283           538              --              --         10,992
                                                         -----------    ----------    ------------     -----------    -----------
   Total liabilities...................................        7,283           538             931          20,344         10,992
                                                         -----------    ----------    ------------     -----------    -----------
Net Assets.............................................  $10,769,132    $7,803,442    $125,848,591     $27,252,522    $34,921,361
                                                         ===========    ==========    ============     ===========    ===========

Net Assets:
Accumulation unit values...............................  $10,768,792    $7,803,406    $125,847,331     $27,252,462    $34,920,681
Retained by AXA Equitable in Separate Account No. 70...          340            36           1,260              60            680
                                                         -----------    ----------    ------------     -----------    -----------
Total net assets.......................................  $10,769,132    $7,803,442    $125,848,591     $27,252,522    $34,921,361
                                                         ===========    ==========    ============     ===========    ===========

Investments in shares of the Portfolios, at cost.......  $11,767,765    $8,793,524    $126,460,051     $34,796,944    $33,389,960
The Portfolios shares held
   Class A.............................................      651,445            --              --       2,443,324      1,866,306
   Class B.............................................      566,100       868,473      12,316,952         807,325        665,458

                                                         EQ/JPMORGAN
                                                            VALUE
                                                        OPPORTUNITIES*
                                                        --------------
Assets:
Investments in shares of the Portfolios, at fair value.  $11,885,925
Receivable for shares of the Portfolios sold...........           --
Receivable for policy-related transactions.............        9,174
                                                         -----------
   Total assets........................................   11,895,099
                                                         -----------

Liabilities:
Payable for shares of the Portfolios purchased.........        9,174
Payable for policy-related transactions................           --
                                                         -----------
   Total liabilities...................................        9,174
                                                         -----------
Net Assets.............................................  $11,885,925
                                                         ===========

Net Assets:
Accumulation unit values...............................  $11,885,576
Retained by AXA Equitable in Separate Account No. 70...          349
                                                         -----------
Total net assets.......................................  $11,885,925
                                                         ===========

Investments in shares of the Portfolios, at cost.......  $10,120,440
The Portfolios shares held
   Class A.............................................      467,576
   Class B.............................................      303,171

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                     EQ/LOW       EQ/MFS
                                                        EQ/LARGE CAP  EQ/LARGE CAP VOLATILITY  INTERNATIONAL EQ/MID CAP
                                                        GROWTH INDEX* VALUE INDEX* GLOBAL ETF*    GROWTH*      INDEX*
                                                        ------------- ------------ ----------- ------------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $31,844,860  $29,073,072  $4,045,849   $29,675,587  $46,888,607
Receivable for shares of the Portfolios sold...........           --           --          39         2,392           --
Receivable for policy-related transactions.............       68,357       28,353          --            --       28,985
                                                         -----------  -----------  ----------   -----------  -----------
   Total assets........................................   31,913,217   29,101,425   4,045,888    29,677,979   46,917,592
                                                         -----------  -----------  ----------   -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       68,357       28,353          --            --       28,985
Payable for policy-related transactions................           --           --          39         2,366           --
                                                         -----------  -----------  ----------   -----------  -----------
   Total liabilities...................................       68,357       28,353          39         2,366       28,985
                                                         -----------  -----------  ----------   -----------  -----------
NET ASSETS.............................................  $31,844,860  $29,073,072  $4,045,849   $29,675,613  $46,888,607
                                                         ===========  ===========  ==========   ===========  ===========

NET ASSETS:
Accumulation unit values...............................  $31,844,569  $29,038,022  $1,149,572   $29,675,613  $46,851,207
Retained by AXA Equitable in Separate Account No. 70...          291       35,050   2,896,277            --       37,400
                                                         -----------  -----------  ----------   -----------  -----------
TOTAL NET ASSETS.......................................  $31,844,860  $29,073,072  $4,045,849   $29,675,613  $46,888,607
                                                         ===========  ===========  ==========   ===========  ===========

Investments in shares of the Portfolios, at cost.......  $33,440,195  $30,172,630  $4,125,099   $31,226,557  $46,252,170
The Portfolios shares held
   Class A.............................................    2,222,660    3,292,284          --     3,001,432    2,840,398
   Class B.............................................      486,425      454,304     261,624     1,546,792      786,461
   Class K.............................................           --           --     146,508            --           --

                                                          EQ/MONEY
                                                          MARKET*
                                                        ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $137,778,905
Receivable for shares of the Portfolios sold...........           --
Receivable for policy-related transactions.............    1,444,486
                                                        ------------
   Total assets........................................  139,223,391
                                                        ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........    1,444,486
Payable for policy-related transactions................           --
                                                        ------------
   Total liabilities...................................    1,444,486
                                                        ------------
NET ASSETS............................................. $137,778,905
                                                        ============

NET ASSETS:
Accumulation unit values............................... $137,769,300
Retained by AXA Equitable in Separate Account No. 70...        9,605
                                                        ------------
TOTAL NET ASSETS....................................... $137,778,905
                                                        ============

Investments in shares of the Portfolios, at cost....... $137,780,930
The Portfolios shares held
   Class A.............................................   77,080,237
   Class B.............................................   60,660,801
   Class K.............................................           --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                           EQ/MORGAN                                    EQ/PIMCO
                                                        STANLEY MID CAP EQ/OPPENHEIMER EQ/PIMCO GLOBAL ULTRA SHORT EQ/QUALITY
                                                            GROWTH*        GLOBAL*      REAL RETURN*      BOND*    BOND PLUS*
                                                        --------------- -------------- --------------- ----------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $49,439,465    $54,900,279     $8,251,419    $29,092,992 $26,943,252
Receivable for shares of the Portfolios sold...........        42,428             --             --             --          --
Receivable for policy-related transactions.............            --          3,292          2,843        200,107      13,532
                                                          -----------    -----------     ----------    ----------- -----------
   Total assets........................................    49,481,893     54,903,571      8,254,262     29,293,099  26,956,784
                                                          -----------    -----------     ----------    ----------- -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........            --          3,292          2,843        200,107      13,532
Payable for policy-related transactions................        41,629             --             --             --          --
                                                          -----------    -----------     ----------    ----------- -----------
   Total liabilities...................................        41,629          3,292          2,843        200,107      13,532
                                                          -----------    -----------     ----------    ----------- -----------
NET ASSETS.............................................   $49,440,264    $54,900,279     $8,251,419    $29,092,992 $26,943,252
                                                          ===========    ===========     ==========    =========== ===========

NET ASSETS:
Accumulation unit values...............................   $49,440,264    $54,900,202     $8,251,412    $29,078,967 $26,943,234
Retained by AXA Equitable in Separate Account No. 70...            --             77              7         14,025          18
                                                          -----------    -----------     ----------    ----------- -----------
TOTAL NET ASSETS.......................................   $49,440,264    $54,900,279     $8,251,419    $29,092,992 $26,943,252
                                                          ===========    ===========     ==========    =========== ===========

Investments in shares of the Portfolios, at cost.......   $54,356,623    $52,559,551     $8,689,961    $29,490,725 $27,263,553
The Portfolios shares held
   Class A.............................................     2,094,713      2,819,135             --      2,389,182          --
   Class B.............................................       922,895        909,420        891,084        586,534   3,195,168

                                                        EQ/REAL ESTATE
                                                            PLUS*
                                                        --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $9,154,777
Receivable for shares of the Portfolios sold...........          926
Receivable for policy-related transactions.............           --
                                                          ----------
   Total assets........................................    9,155,703
                                                          ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --
Payable for policy-related transactions................          926
                                                          ----------
   Total liabilities...................................          926
                                                          ----------
NET ASSETS.............................................   $9,154,777
                                                          ==========

NET ASSETS:
Accumulation unit values...............................   $9,154,762
Retained by AXA Equitable in Separate Account No. 70...           15
                                                          ----------
TOTAL NET ASSETS.......................................   $9,154,777
                                                          ==========

Investments in shares of the Portfolios, at cost.......   $9,561,909
The Portfolios shares held
   Class A.............................................           --
   Class B.............................................      899,917

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                        EQ/T. ROWE
                                                           EQ/SMALL    PRICE GROWTH EQ/UBS GROWTH & EQ/WELLS FARGO
                                                        COMPANY INDEX*    STOCK*        INCOME*     OMEGA GROWTH*
                                                        -------------- ------------ --------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $29,635,287   $125,599,047   $6,412,014     $ 89,723,273
Receivable for shares of the Portfolios sold...........           --             --        5,885          108,153
Receivable for policy-related transactions.............       21,525        162,648           --               --
                                                         -----------   ------------   ----------     ------------
   Total assets........................................   29,656,812    125,761,695    6,417,899       89,831,426
                                                         -----------   ------------   ----------     ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       21,525        161,524           --               --
Payable for policy-related transactions................           --             --        5,885          108,153
                                                         -----------   ------------   ----------     ------------
   Total liabilities...................................       21,525        161,524        5,885          108,153
                                                         -----------   ------------   ----------     ------------
NET ASSETS.............................................  $29,635,287   $125,600,171   $6,412,014     $ 89,723,273
                                                         ===========   ============   ==========     ============

NET ASSETS:
Accumulation unit values...............................  $29,594,716   $125,600,171   $6,411,610     $ 89,722,995
Retained by AXA Equitable in Separate Account No. 70...       40,571             --          404              278
                                                         -----------   ------------   ----------     ------------
TOTAL NET ASSETS.......................................  $29,635,287   $125,600,171   $6,412,014     $ 89,723,273
                                                         ===========   ============   ==========     ============

Investments in shares of the Portfolios, at cost.......  $34,102,879   $107,521,895   $6,351,873     $100,921,228
The Portfolios shares held
   Class A.............................................    2,437,691      2,496,556           --               --
   Class B.............................................      494,800        767,054      767,589        8,605,030
   Service Class.......................................           --             --           --               --

                                                           FEDERATED
                                                        HIGH INCOME BOND    FEDERATED
                                                            FUND II      KAUFMANN FUND II
                                                        ---------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $9,245,117       $3,574,972
Receivable for shares of the Portfolios sold...........            --              234
Receivable for policy-related transactions.............         1,294               --
                                                           ----------       ----------
   Total assets........................................     9,246,411        3,575,206
                                                           ----------       ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         1,294               --
Payable for policy-related transactions................            --              234
                                                           ----------       ----------
   Total liabilities...................................         1,294              234
                                                           ----------       ----------
NET ASSETS.............................................    $9,245,117       $3,574,972
                                                           ==========       ==========

NET ASSETS:
Accumulation unit values...............................    $9,244,813       $3,574,862
Retained by AXA Equitable in Separate Account No. 70...           304              110
                                                           ----------       ----------
TOTAL NET ASSETS.......................................    $9,245,117       $3,574,972
                                                           ==========       ==========

Investments in shares of the Portfolios, at cost.......    $9,890,360       $3,713,165
The Portfolios shares held
   Class A.............................................            --               --
   Class B.............................................            --               --
   Service Class.......................................     1,460,524          212,543

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                        FIDELITY(R) VIP ASSET FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP
                                                           MANAGER: GROWTH     CONTRAFUND(R)   FREEDOM 2015    FREEDOM 2020
                                                              PORTFOLIO          PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                        --------------------- --------------- --------------- ---------------
Assets:
Investments in shares of the Portfolios, at fair value.       $894,492         $139,837,420      $717,743       $1,161,785
Receivable for shares of the Portfolios sold...........             35              153,432            29               44
                                                              --------         ------------      --------       ----------
   Total assets........................................        894,527          139,990,852       717,772        1,161,829
                                                              --------         ------------      --------       ----------

Liabilities:
Payable for policy-related transactions................             35              153,432            29               44
                                                              --------         ------------      --------       ----------
   Total liabilities...................................             35              153,432            29               44
                                                              --------         ------------      --------       ----------
Net Assets.............................................       $894,492         $139,837,420      $717,743       $1,161,785
                                                              ========         ============      ========       ==========

Net Assets:
Accumulation unit values...............................       $894,222         $139,804,720      $717,481       $1,161,544
Retained by AXA Equitable in Separate Account No. 70...            270               32,700           262              241
                                                              --------         ------------      --------       ----------
Total net assets.......................................       $894,492         $139,837,420      $717,743       $1,161,785
                                                              ========         ============      ========       ==========

Investments in shares of the Portfolios, at cost.......       $767,434         $133,189,567      $685,815       $1,105,947
The Portfolios shares held
   Service Class 2.....................................         47,834            4,204,372        58,880           93,844

                                                        FIDELITY(R) VIP FIDELITY(R) VIP
                                                         FREEDOM 2025    FREEDOM 2030
                                                           PORTFOLIO       PORTFOLIO
                                                        --------------- ---------------
Assets:
Investments in shares of the Portfolios, at fair value.    $981,353        $839,001
Receivable for shares of the Portfolios sold...........          37              33
                                                           --------        --------
   Total assets........................................     981,390         839,034
                                                           --------        --------

Liabilities:
Payable for policy-related transactions................          37              33
                                                           --------        --------
   Total liabilities...................................          37              33
                                                           --------        --------
Net Assets.............................................    $981,353        $839,001
                                                           ========        ========

Net Assets:
Accumulation unit values...............................    $981,102        $838,746
Retained by AXA Equitable in Separate Account No. 70...         251             255
                                                           --------        --------
Total net assets.......................................    $981,353        $839,001
                                                           ========        ========

Investments in shares of the Portfolios, at cost.......    $911,817        $802,109
The Portfolios shares held
   Service Class 2.....................................      77,029          66,482

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                                                            FIRST TRUST/DOW
                                                        FIDELITY(R) VIP FIDELITY(R) VIP  FIRST TRUST MULTI JONES DIVIDEND &
                                                            MID CAP     STRATEGIC INCOME INCOME ALLOCATION INCOME ALLOCATION
                                                           PORTFOLIO       PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                        --------------- ---------------- ----------------- -----------------
Assets:
Investments in shares of the Portfolios, at fair value.   $59,532,141     $68,880,300       $2,284,299        $19,926,709
Receivable for shares of the Portfolios sold...........            --          41,503            3,420             33,081
Receivable for policy-related transactions.............        13,333              --               --                 --
                                                          -----------     -----------       ----------        -----------
   Total assets........................................    59,545,474      68,921,803        2,287,719         19,959,790
                                                          -----------     -----------       ----------        -----------

Liabilities:
Payable for shares of the Portfolios purchased.........        13,333              --               --                 --
Payable for policy-related transactions................            --          41,503            3,420             33,081
                                                          -----------     -----------       ----------        -----------
   Total liabilities...................................        13,333          41,503            3,420             33,081
                                                          -----------     -----------       ----------        -----------
Net Assets.............................................   $59,532,141     $68,880,300       $2,284,299        $19,926,709
                                                          ===========     ===========       ==========        ===========

Net Assets:
Accumulation unit values...............................   $59,516,743     $68,880,245       $2,284,279        $19,926,641
Retained by AXA Equitable in Separate Account No. 70...        15,398              55               20                 68
                                                          -----------     -----------       ----------        -----------
Total net assets.......................................   $59,532,141     $68,880,300       $2,284,299        $19,926,709
                                                          ===========     ===========       ==========        ===========

Investments in shares of the Portfolios, at cost.......   $63,508,302     $74,420,674       $2,386,937        $20,226,055
The Portfolios shares held
   Class I Shares......................................            --              --          231,673          1,668,904
   Class 2.............................................            --              --               --                 --
   Service Class 2.....................................     1,870,315       6,547,557               --                 --

                                                        FRANKLIN FOUNDING
                                                        FUNDS ALLOCATION  FRANKLIN INCOME
                                                            VIP FUND         VIP FUND
                                                        ----------------- ---------------
Assets:
Investments in shares of the Portfolios, at fair value.    $17,143,333      $72,292,900
Receivable for shares of the Portfolios sold...........         78,634            8,906
Receivable for policy-related transactions.............             --               --
                                                           -----------      -----------
   Total assets........................................     17,221,967       72,301,806
                                                           -----------      -----------

Liabilities:
Payable for shares of the Portfolios purchased.........             --               --
Payable for policy-related transactions................         78,634            8,906
                                                           -----------      -----------
   Total liabilities...................................         78,634            8,906
                                                           -----------      -----------
Net Assets.............................................    $17,143,333      $72,292,900
                                                           ===========      ===========

Net Assets:
Accumulation unit values...............................    $17,143,173      $72,292,896
Retained by AXA Equitable in Separate Account No. 70...            160                4
                                                           -----------      -----------
Total net assets.......................................    $17,143,333      $72,292,900
                                                           ===========      ===========

Investments in shares of the Portfolios, at cost.......    $18,917,867      $81,331,864
The Portfolios shares held
   Class I Shares......................................             --               --
   Class 2.............................................      2,539,753        5,091,049
   Service Class 2.....................................             --               --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015



                                                                        FRANKLIN RISING                    GOLDMAN SACHS
                                                        FRANKLIN MUTUAL    DIVIDENDS    FRANKLIN STRATEGIC  VIT MID CAP
                                                        SHARES VIP FUND    VIP FUND      INCOME VIP FUND    VALUE FUND
                                                        --------------- --------------- ------------------ -------------
Assets:
Investments in shares of the Portfolios, at fair value.   $12,752,394     $44,928,554      $56,164,484      $30,109,802
Receivable for shares of the Portfolios sold...........        18,135              --          104,559            3,390
Receivable for policy-related transactions.............            --           7,387               --               --
                                                          -----------     -----------      -----------      -----------
   Total assets........................................    12,770,529      44,935,941       56,269,043       30,113,192
                                                          -----------     -----------      -----------      -----------

Liabilities:
Payable for shares of the Portfolios purchased.........            --           7,387               --               --
Payable for policy-related transactions................        18,135              --          104,559            3,390
                                                          -----------     -----------      -----------      -----------
   Total liabilities...................................        18,135           7,387          104,559            3,390
                                                          -----------     -----------      -----------      -----------
Net Assets.............................................   $12,752,394     $44,928,554      $56,164,484      $30,109,802
                                                          ===========     ===========      ===========      ===========

Net Assets:
Accumulation unit values...............................   $12,751,034     $44,928,430      $56,137,269      $30,099,490
Retained by AXA Equitable in Separate Account No. 70...         1,360             124           27,215           10,312
                                                          -----------     -----------      -----------      -----------
Total net assets.......................................   $12,752,394     $44,928,554      $56,164,484      $30,109,802
                                                          ===========     ===========      ===========      ===========

Investments in shares of the Portfolios, at cost.......   $12,744,923     $49,310,965      $64,915,879      $36,510,035
The Portfolios shares held
   Class 2.............................................       664,187       1,817,498        5,500,929               --
   Common Shares.......................................            --              --               --               --
   Service Shares......................................            --              --               --        2,075,107

                                                         GUGGENHEIM
                                                         VIF GLOBAL
                                                           MANAGED      GUGGENHEIM
                                                           FUTURES    VIF MULTI-HEDGE
                                                        STRATEGY FUND STRATEGIES FUND
                                                        ------------- ---------------
Assets:
Investments in shares of the Portfolios, at fair value.  $2,030,457      $901,134
Receivable for shares of the Portfolios sold...........          --            37
Receivable for policy-related transactions.............       2,852            --
                                                         ----------      --------
   Total assets........................................   2,033,309       901,171
                                                         ----------      --------

Liabilities:
Payable for shares of the Portfolios purchased.........       2,852            --
Payable for policy-related transactions................          --            37
                                                         ----------      --------
   Total liabilities...................................       2,852            37
                                                         ----------      --------
Net Assets.............................................  $2,030,457      $901,134
                                                         ==========      ========

Net Assets:
Accumulation unit values...............................  $2,029,983      $901,085
Retained by AXA Equitable in Separate Account No. 70...         474            49
                                                         ----------      --------
Total net assets.......................................  $2,030,457      $901,134
                                                         ==========      ========

Investments in shares of the Portfolios, at cost.......  $2,088,311      $858,639
The Portfolios shares held
   Class 2.............................................          --            --
   Common Shares.......................................     104,555        37,407
   Service Shares......................................          --            --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                          HARTFORD     HARTFORD    INVESCO V.I. INVESCO V.I.  INVESCO V.I.
                                                          CAPITAL       GROWTH       AMERICAN   BALANCED-RISK DIVERSIFIED
                                                        APPRECIATION OPPORTUNITIES  FRANCHISE    ALLOCATION     DIVIDEND
                                                          HLS FUND     HLS FUND        FUND         FUND          FUND
                                                        ------------ ------------- ------------ ------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $ 9,786,120   $20,369,420    $902,034    $4,743,345   $37,466,935
Receivable for shares of the Portfolios sold...........          --            --          28           165            --
Receivable for policy-related transactions.............       5,155       175,683          --            --        88,378
                                                        -----------   -----------    --------    ----------   -----------
   Total assets........................................   9,791,275    20,545,103     902,062     4,743,510    37,555,313
                                                        -----------   -----------    --------    ----------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       5,155       175,683          --            --        88,374
Payable for policy-related transactions................          --            --          28           165            --
                                                        -----------   -----------    --------    ----------   -----------
   Total liabilities...................................       5,155       175,683          28           165        88,374
                                                        -----------   -----------    --------    ----------   -----------
NET ASSETS............................................. $ 9,786,120   $20,369,420    $902,034    $4,743,345   $37,466,939
                                                        ===========   ===========    ========    ==========   ===========

NET ASSETS:
Accumulation unit values............................... $ 9,786,103   $20,369,290    $868,866    $4,743,325   $37,466,939
Retained by AXA Equitable in Separate Account No. 70...          17           130      33,168            20            --
                                                        -----------   -----------    --------    ----------   -----------
TOTAL NET ASSETS....................................... $ 9,786,120   $20,369,420    $902,034    $4,743,345   $37,466,939
                                                        ===========   ===========    ========    ==========   ===========

Investments in shares of the Portfolios, at cost....... $11,083,580   $22,020,707    $909,698    $5,449,064   $36,767,667
The Portfolios shares held
   Class IC............................................     221,355       589,222          --            --            --
   Series II...........................................          --            --      16,151       470,570     1,617,743

                                                        INVESCO V.I.
                                                         EQUITY AND
                                                           INCOME
                                                            FUND
                                                        ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $4,421,040
Receivable for shares of the Portfolios sold...........          --
Receivable for policy-related transactions.............       2,029
                                                         ----------
   Total assets........................................   4,423,069
                                                         ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       1,995
Payable for policy-related transactions................          --
                                                         ----------
   Total liabilities...................................       1,995
                                                         ----------
NET ASSETS.............................................  $4,421,074
                                                         ==========

NET ASSETS:
Accumulation unit values...............................  $4,421,074
Retained by AXA Equitable in Separate Account No. 70...          --
                                                         ----------
TOTAL NET ASSETS.......................................  $4,421,074
                                                         ==========

Investments in shares of the Portfolios, at cost.......  $4,808,078
The Portfolios shares held
   Class IC............................................          --
   Series II...........................................     273,579

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                                                  INVESCO V.I.
                                                        INVESCO V.I. GLOBAL INVESCO V.I. GLOBAL INVESCO V.I. HIGH INTERNATIONAL
                                                         HEALTH CARE FUND    REAL ESTATE FUND      YIELD FUND      GROWTH FUND
                                                        ------------------- ------------------- ----------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.     $3,502,600          $75,804,889        $31,928,526     $42,224,441
Receivable for shares of the Portfolios sold...........            118                   --             58,612              --
Receivable for policy-related transactions.............             --                5,530                 --          38,232
                                                            ----------          -----------        -----------     -----------
   Total assets........................................      3,502,718           75,810,419         31,987,138      42,262,673
                                                            ----------          -----------        -----------     -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........             --                3,330                 --          37,591
Payable for policy-related transactions................            118                   --             58,004              --
                                                            ----------          -----------        -----------     -----------
   Total liabilities...................................            118                3,330             58,004          37,591
                                                            ----------          -----------        -----------     -----------
NET ASSETS.............................................     $3,502,600          $75,807,089        $31,929,134     $42,225,082
                                                            ==========          ===========        ===========     ===========

NET ASSETS:
Accumulation unit values...............................     $3,490,914          $75,807,089        $31,929,134     $42,225,082
Retained by AXA Equitable in Separate Account No. 70...         11,686                   --                 --              --
                                                            ----------          -----------        -----------     -----------
TOTAL NET ASSETS.......................................     $3,502,600          $75,807,089        $31,929,134     $42,225,082
                                                            ==========          ===========        ===========     ===========

Investments in shares of the Portfolios, at cost.......     $3,840,362          $73,033,699        $35,584,318     $41,916,325
The Portfolios shares held
   Series II...........................................        114,277            4,764,606          6,347,620       1,277,979

                                                        INVESCO V.I. MID CAP INVESCO V.I. SMALL
                                                          CORE EQUITY FUND    CAP EQUITY FUND
                                                        -------------------- ------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.     $10,011,232         $11,807,270
Receivable for shares of the Portfolios sold...........          12,907                  --
Receivable for policy-related transactions.............              --              25,468
                                                            -----------         -----------
   Total assets........................................      10,024,139          11,832,738
                                                            -----------         -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........              --              25,468
Payable for policy-related transactions................          12,907                  --
                                                            -----------         -----------
   Total liabilities...................................          12,907              25,468
                                                            -----------         -----------
NET ASSETS.............................................     $10,011,232         $11,807,270
                                                            ===========         ===========

NET ASSETS:
Accumulation unit values...............................     $10,010,913         $11,807,083
Retained by AXA Equitable in Separate Account No. 70...             319                 187
                                                            -----------         -----------
TOTAL NET ASSETS.......................................     $10,011,232         $11,807,270
                                                            ===========         ===========

Investments in shares of the Portfolios, at cost.......     $11,573,114         $14,801,972
The Portfolios shares held
   Series II...........................................         840,574             696,183

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                       IVY FUNDS VIP             IVY FUNDS VIP
                                                        IVY FUNDS VIP    DIVIDEND    IVY FUNDS   GLOBAL NATURAL IVY FUNDS VIP
                                                        ASSET STRATEGY OPPORTUNITIES VIP ENERGY    RESOURCES     HIGH INCOME
                                                        -------------- ------------- ----------- -------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $44,440,948    $16,126,700  $28,438,189  $ 9,117,365   $108,377,845
Receivable for shares of the Portfolios sold...........      199,953            676           --        4,352             --
Receivable for policy-related transactions.............           --             --       20,043           --         60,505
                                                         -----------    -----------  -----------  -----------   ------------
   Total assets........................................   44,640,901     16,127,376   28,458,232    9,121,717    108,438,350
                                                         -----------    -----------  -----------  -----------   ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --             --       20,043           --         60,505
Payable for policy-related transactions................      199,953            676           --        4,352             --
                                                         -----------    -----------  -----------  -----------   ------------
   Total liabilities...................................      199,953            676       20,043        4,352         60,505
                                                         -----------    -----------  -----------  -----------   ------------
NET ASSETS.............................................  $44,440,948    $16,126,700  $28,438,189  $ 9,117,365   $108,377,845
                                                         ===========    ===========  ===========  ===========   ============

NET ASSETS:
Accumulation unit values...............................  $44,440,551    $16,125,958  $28,437,879  $ 9,112,706   $108,371,462
Retained by AXA Equitable in Separate Account No. 70...          397            742          310        4,659          6,383
                                                         -----------    -----------  -----------  -----------   ------------
TOTAL NET ASSETS.......................................  $44,440,948    $16,126,700  $28,438,189  $ 9,117,365   $108,377,845
                                                         ===========    ===========  ===========  ===========   ============

Investments in shares of the Portfolios, at cost.......  $57,969,398    $16,336,811  $38,571,153  $13,066,760   $124,820,353
The Portfolios shares held
   Common Shares.......................................    5,351,881      2,063,188    5,642,162    2,488,771     32,339,046

                                                        IVY FUNDS VIP
                                                          MICRO CAP
                                                           GROWTH
                                                        -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $1,938,587
Receivable for shares of the Portfolios sold...........      13,235
Receivable for policy-related transactions.............          --
                                                         ----------
   Total assets........................................   1,951,822
                                                         ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --
Payable for policy-related transactions................      13,235
                                                         ----------
   Total liabilities...................................      13,235
                                                         ----------
NET ASSETS.............................................  $1,938,587
                                                         ==========

NET ASSETS:
Accumulation unit values...............................  $1,938,491
Retained by AXA Equitable in Separate Account No. 70...          96
                                                         ----------
TOTAL NET ASSETS.......................................  $1,938,587
                                                         ==========

Investments in shares of the Portfolios, at cost.......  $2,268,609
The Portfolios shares held
   Common Shares.......................................      94,019

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015



                                                                             IVY FUNDS      IVY FUNDS     JANUS ASPEN
                                                        IVY FUNDS VIP MID VIP SCIENCE AND VIP SMALL CAP SERIES BALANCED
                                                           CAP GROWTH       TECHNOLOGY       GROWTH        PORTFOLIO
                                                        ----------------- --------------- ------------- ---------------
Assets:
Investments in shares of the Portfolios, at fair value.    $43,085,381      $64,428,214    $23,529,472    $20,362,884
Receivable for policy-related transactions.............         36,389           18,950         30,478        214,739
                                                           -----------      -----------    -----------    -----------
   Total assets........................................     43,121,770       64,447,164     23,559,950     20,577,623
                                                           -----------      -----------    -----------    -----------

Liabilities:
Payable for shares of the Portfolios purchased.........         36,389           18,950         30,478        214,678
                                                           -----------      -----------    -----------    -----------
   Total liabilities...................................         36,389           18,950         30,478        214,678
                                                           -----------      -----------    -----------    -----------
Net Assets.............................................    $43,085,381      $64,428,214    $23,529,472    $20,362,945
                                                           ===========      ===========    ===========    ===========

Net Assets:
Accumulation unit values...............................    $43,085,350      $64,427,319    $23,522,143    $20,362,945
Retained by AXA Equitable in Separate Account No. 70...             31              895          7,329             --
                                                           -----------      -----------    -----------    -----------
Total net assets.......................................    $43,085,381      $64,428,214    $23,529,472    $20,362,945
                                                           ===========      ===========    ===========    ===========

Investments in shares of the Portfolios, at cost.......    $45,222,134      $66,310,061    $26,202,560    $20,689,806
The Portfolios shares held
   Common Shares.......................................      4,572,897        2,806,645      2,218,757             --
   Service Shares......................................             --               --             --        644,191

                                                                        JANUS ASPEN
                                                         JANUS ASPEN      SERIES
                                                           SERIES     INTECH U.S. LOW
                                                        FLEXIBLE BOND   VOLATILITY
                                                          PORTFOLIO      PORTFOLIO
                                                        ------------- ---------------
Assets:
Investments in shares of the Portfolios, at fair value.  $10,606,595    $3,264,902
Receivable for policy-related transactions.............       12,048         7,439
                                                         -----------    ----------
   Total assets........................................   10,618,643     3,272,341
                                                         -----------    ----------

Liabilities:
Payable for shares of the Portfolios purchased.........       12,048         7,411
                                                         -----------    ----------
   Total liabilities...................................       12,048         7,411
                                                         -----------    ----------
Net Assets.............................................  $10,606,595    $3,264,930
                                                         ===========    ==========

Net Assets:
Accumulation unit values...............................  $10,606,587    $3,264,930
Retained by AXA Equitable in Separate Account No. 70...            8            --
                                                         -----------    ----------
Total net assets.......................................  $10,606,595    $3,264,930
                                                         ===========    ==========

Investments in shares of the Portfolios, at cost.......  $10,860,511    $3,190,104
The Portfolios shares held
   Common Shares.......................................           --            --
   Service Shares......................................      837,804       227,361

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                           JPMORGAN
                                                        INSURANCE TRUST    JPMORGAN
                                                            GLOBAL      INSURANCE TRUST LAZARD RETIREMENT   LEGG MASON BW
                                                          ALLOCATION    INCOME BUILDER  EMERGING MARKETS   ABSOLUTE RETURN
                                                           PORTFOLIO       PORTFOLIO    EQUITY PORTFOLIO  OPPORTUNITIES VIT
                                                        --------------- --------------- ----------------- -----------------
Assets:
Investments in shares of the Portfolios, at fair value.   $7,325,915      $4,937,741       $64,610,925        $339,856
Receivable for shares of the Portfolios sold...........           --             165            52,524              --
Receivable for policy-related transactions.............       37,995              --                --             371
                                                          ----------      ----------       -----------        --------
   Total assets........................................    7,363,910       4,937,906        64,663,449         340,227
                                                          ----------      ----------       -----------        --------

Liabilities:
Payable for shares of the Portfolios purchased.........       37,943              --                --             358
Payable for policy-related transactions................           --             165            52,524              --
                                                          ----------      ----------       -----------        --------
   Total liabilities...................................       37,943             165            52,524             358
                                                          ----------      ----------       -----------        --------
Net Assets.............................................   $7,325,967      $4,937,741       $64,610,925        $339,869
                                                          ==========      ==========       ===========        ========

Net Assets:
Accumulation unit values...............................   $7,325,967      $4,937,440       $64,605,219        $339,869
Retained by AXA Equitable in Separate Account No. 70...           --             301             5,706              --
                                                          ----------      ----------       -----------        --------
Total net assets.......................................   $7,325,967      $4,937,741       $64,610,925        $339,869
                                                          ==========      ==========       ===========        ========

Investments in shares of the Portfolios, at cost.......   $7,566,689      $5,072,732       $86,016,535        $361,647
The Portfolios shares held
   Class 2.............................................      506,984         512,746                --              --
   Class II............................................           --              --                --          38,100
   Service Shares......................................           --              --         4,115,346              --
   VC Shares...........................................           --              --                --              --

                                                           LORD ABBETT      LORD ABBETT
                                                        SERIES FUND - BOND SERIES FUND -
                                                            DEBENTURE      CLASSIC STOCK
                                                            PORTFOLIO        PORTFOLIO
                                                        ------------------ -------------
Assets:
Investments in shares of the Portfolios, at fair value.    $70,166,532      $4,402,468
Receivable for shares of the Portfolios sold...........             --              --
Receivable for policy-related transactions.............         58,423             423
                                                           -----------      ----------
   Total assets........................................     70,224,955       4,402,891
                                                           -----------      ----------

Liabilities:
Payable for shares of the Portfolios purchased.........         58,348             423
Payable for policy-related transactions................             --              --
                                                           -----------      ----------
   Total liabilities...................................         58,348             423
                                                           -----------      ----------
Net Assets.............................................    $70,166,607      $4,402,468
                                                           ===========      ==========

Net Assets:
Accumulation unit values...............................    $70,166,607      $4,402,272
Retained by AXA Equitable in Separate Account No. 70...             --             196
                                                           -----------      ----------
Total net assets.......................................    $70,166,607      $4,402,468
                                                           ===========      ==========

Investments in shares of the Portfolios, at cost.......    $77,120,920      $5,209,622
The Portfolios shares held
   Class 2.............................................             --              --
   Class II............................................             --              --
   Service Shares......................................             --              --
   VC Shares...........................................      6,298,612         377,570

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                         LORD ABBETT
                                                        SERIES FUND -                                   MFS(R)
                                                           GROWTH         MFS(R)         MFS(R)     MASSACHUSETTS     MFS(R)
                                                        OPPORTUNITIES  INTERNATIONAL   INVESTORS   INVESTORS GROWTH  RESEARCH
                                                          PORTFOLIO   VALUE PORTFOLIO TRUST SERIES STOCK PORTFOLIO    SERIES
                                                        ------------- --------------- ------------ ---------------- ----------
Assets:
Investments in shares of the Portfolios, at fair value.  $4,802,016    $145,536,332    $9,810,107    $ 9,598,784    $1,156,479
Receivable for shares of the Portfolios sold...........          --              --            --             --            --
Receivable for policy-related transactions.............       2,157          91,377        33,129          3,074            92
                                                         ----------    ------------    ----------    -----------    ----------
   Total assets........................................   4,804,173     145,627,709     9,843,236      9,601,858     1,156,571
                                                         ----------    ------------    ----------    -----------    ----------

Liabilities:
Payable for shares of the Portfolios purchased.........       2,157          91,377        33,129          3,074            --
Payable for policy-related transactions................          --              --            --             --            --
                                                         ----------    ------------    ----------    -----------    ----------
   Total liabilities...................................       2,157          91,377        33,129          3,074            --
                                                         ----------    ------------    ----------    -----------    ----------
Net Assets.............................................  $4,802,016    $145,536,332    $9,810,107    $ 9,598,784    $1,156,571
                                                         ==========    ============    ==========    ===========    ==========

Net Assets:
Accumulation unit values...............................  $4,801,235    $145,512,103    $9,810,094    $ 9,598,231    $1,156,571
Retained by AXA Equitable in Separate Account No. 70...         781          24,229            13            553            --
                                                         ----------    ------------    ----------    -----------    ----------
Total net assets.......................................  $4,802,016    $145,536,332    $9,810,107    $ 9,598,784    $1,156,571
                                                         ==========    ============    ==========    ===========    ==========

Investments in shares of the Portfolios, at cost.......  $5,519,937    $137,385,766    $9,690,270    $10,466,350    $1,216,702
The Portfolios shares held
   Service Class.......................................          --       6,576,427       373,008        591,787        43,773
   VC Shares...........................................     404,210              --            --             --            --


                                                          MFS(R)
                                                        TECHNOLOGY
                                                        PORTFOLIO
                                                        -----------
Assets:
Investments in shares of the Portfolios, at fair value. $19,550,838
Receivable for shares of the Portfolios sold...........       2,616
Receivable for policy-related transactions.............          --
                                                        -----------
   Total assets........................................  19,553,454
                                                        -----------

Liabilities:
Payable for shares of the Portfolios purchased.........          --
Payable for policy-related transactions................       2,616
                                                        -----------
   Total liabilities...................................       2,616
                                                        -----------
Net Assets............................................. $19,550,838
                                                        ===========

Net Assets:
Accumulation unit values............................... $19,550,426
Retained by AXA Equitable in Separate Account No. 70...         412
                                                        -----------
Total net assets....................................... $19,550,838
                                                        ===========

Investments in shares of the Portfolios, at cost....... $16,573,339
The Portfolios shares held
   Service Class.......................................   1,636,053
   VC Shares...........................................          --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015


                                                             MFS(R)         MFS(R)       MULTIMANAGER    MULTIMANAGER
                                                        UTILITIES SERIES VALUE SERIES AGGRESSIVE EQUITY*  CORE BOND*
                                                        ---------------- ------------ ------------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $41,833,542     $5,699,521     $13,293,123     $106,215,895
Receivable for shares of the Portfolios sold...........        38,418             --           1,364            2,892
Receivable for policy-related transactions.............            --          8,810              --               --
                                                          -----------     ----------     -----------     ------------
   Total assets........................................    41,871,960      5,708,331      13,294,487      106,218,787
                                                          -----------     ----------     -----------     ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........            --          8,734              --               --
Payable for policy-related transactions................        38,418             --           1,364            2,892
                                                          -----------     ----------     -----------     ------------
   Total liabilities...................................        38,418          8,734           1,364            2,892
                                                          -----------     ----------     -----------     ------------
NET ASSETS.............................................   $41,833,542     $5,699,597     $13,293,123     $106,215,895
                                                          ===========     ==========     ===========     ============

NET ASSETS:
Accumulation unit values...............................   $41,833,377     $5,699,597     $13,257,948     $106,215,804
Retained by AXA Equitable in Separate Account No. 70...           165             --          35,175               91
                                                          -----------     ----------     -----------     ------------
TOTAL NET ASSETS.......................................   $41,833,542     $5,699,597     $13,293,123     $106,215,895
                                                          ===========     ==========     ===========     ============

Investments in shares of the Portfolios, at cost.......   $52,354,045     $5,968,917     $11,218,418     $110,610,460
The Portfolios shares held
   Class B.............................................            --             --         295,034       10,884,253
   Service Class.......................................     1,663,362        314,543              --               --

                                                        MULTIMANAGER MULTIMANAGER
                                                          MID CAP      MID CAP
                                                          GROWTH*       VALUE*
                                                        ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $16,489,904   $9,420,390
Receivable for shares of the Portfolios sold...........          --          533
Receivable for policy-related transactions.............       8,120           --
                                                        -----------   ----------
   Total assets........................................  16,498,024    9,420,923
                                                        -----------   ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       8,120           --
Payable for policy-related transactions................          --          533
                                                        -----------   ----------
   Total liabilities...................................       8,120          533
                                                        -----------   ----------
NET ASSETS............................................. $16,489,904   $9,420,390
                                                        ===========   ==========

NET ASSETS:
Accumulation unit values............................... $16,489,765   $9,420,262
Retained by AXA Equitable in Separate Account No. 70...         139          128
                                                        -----------   ----------
TOTAL NET ASSETS....................................... $16,489,904   $9,420,390
                                                        ===========   ==========

Investments in shares of the Portfolios, at cost....... $19,344,612   $8,716,794
The Portfolios shares held
   Class B.............................................   2,041,515      724,836
   Service Class.......................................          --           --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                     NEUBERGER BERMAN
                                                                     ABSOLUTE RETURN  NEUBERGER BERMAN         PIMCO
                                                        MULTIMANAGER  MULTI-MANAGER    INTERNATIONAL   COMMODITYREALRETURN(R)
                                                        TECHNOLOGY*     PORTFOLIO     EQUITY PORTFOLIO   STRATEGY PORTFOLIO
                                                        ------------ ---------------- ---------------- ----------------------
Assets:
Investments in shares of the Portfolios, at fair value. $15,001,524     $1,537,161       $2,421,996         $15,592,418
Receivable for shares of the Portfolios sold...........          --             57               97                  36
Receivable for policy-related transactions.............      10,690             --               --                  --
                                                        -----------     ----------       ----------         -----------
   Total assets........................................  15,012,214      1,537,218        2,422,093          15,592,454
                                                        -----------     ----------       ----------         -----------

Liabilities:
Payable for shares of the Portfolios purchased.........      10,617             --               --                  --
Payable for policy-related transactions................          --             18               97                  36
                                                        -----------     ----------       ----------         -----------
   Total liabilities...................................      10,617             18               97                  36
                                                        -----------     ----------       ----------         -----------
Net Assets............................................. $15,001,597     $1,537,200       $2,421,996         $15,592,418
                                                        ===========     ==========       ==========         ===========

Net Assets:
Accumulation unit values............................... $15,001,597     $1,537,200       $2,421,967         $15,573,237
Retained by AXA Equitable in Separate Account No. 70...          --             --               29              19,181
                                                        -----------     ----------       ----------         -----------
Total net assets....................................... $15,001,597     $1,537,200       $2,421,996         $15,592,418
                                                        ===========     ==========       ==========         ===========

Investments in shares of the Portfolios, at cost....... $14,163,250     $1,636,190       $2,494,344         $27,077,296
The Portfolios shares held
   Advisor Class.......................................          --             --               --           2,230,675
   Class B.............................................     768,879             --               --                  --
   Class S Shares......................................          --        163,702          217,219                  --

                                                           PIMCO        PIMCO
                                                          EMERGING   GLOBAL BOND
                                                        MARKETS BOND  PORTFOLIO
                                                         PORTFOLIO   (UNHEDGED)
                                                        ------------ -----------
Assets:
Investments in shares of the Portfolios, at fair value. $17,660,985   $937,813
Receivable for shares of the Portfolios sold...........       1,182         --
Receivable for policy-related transactions.............          --      1,601
                                                        -----------   --------
   Total assets........................................  17,662,167    939,414
                                                        -----------   --------

Liabilities:
Payable for shares of the Portfolios purchased.........          --      1,601
Payable for policy-related transactions................       1,182         --
                                                        -----------   --------
   Total liabilities...................................       1,182      1,601
                                                        -----------   --------
Net Assets............................................. $17,660,985   $937,813
                                                        ===========   ========

Net Assets:
Accumulation unit values............................... $17,647,213   $937,697
Retained by AXA Equitable in Separate Account No. 70...      13,772        116
                                                        -----------   --------
Total net assets....................................... $17,660,985   $937,813
                                                        ===========   ========

Investments in shares of the Portfolios, at cost....... $20,870,762   $996,993
The Portfolios shares held
   Advisor Class.......................................   1,509,486     83,287
   Class B.............................................          --         --
   Class S Shares......................................          --         --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                           PIMCO
                                                          GLOBAL
                                                        MULTI-ASSET                                                 PUTNAM VT
                                                          MANAGED      PIMCO       PIMCO                             ABSOLUTE
                                                        ALLOCATION  REAL RETURN TOTAL RETURN PROFUND   PROFUND VP   RETURN 500
                                                         PORTFOLIO   PORTFOLIO   PORTFOLIO   VP BEAR  BIOTECHNOLOGY    FUND
                                                        ----------- ----------- ------------ -------- ------------- ----------
Assets:
Investments in shares of the Portfolios, at fair value.  $794,777   $60,750,172 $139,197,000 $243,934  $56,406,832  $1,626,668
Receivable for shares of the Portfolios sold...........        27        13,106       25,196       10           --          --
Receivable for policy-related transactions.............        --            --           --       --      112,780       2,155
                                                         --------   ----------- ------------ --------  -----------  ----------
   Total assets........................................   794,804    60,763,278  139,222,196  243,944   56,519,612   1,628,823
                                                         --------   ----------- ------------ --------  -----------  ----------

Liabilities:
Payable for shares of the Portfolios purchased.........        --            --           --       --      112,780       2,139
Payable for policy-related transactions................        27        13,106       25,196       10           --          --
                                                         --------   ----------- ------------ --------  -----------  ----------
   Total liabilities...................................        27        13,106       25,196       10      112,780       2,139
                                                         --------   ----------- ------------ --------  -----------  ----------
Net Assets.............................................  $794,777   $60,750,172 $139,197,000 $243,934  $56,406,832  $1,626,684
                                                         ========   =========== ============ ========  ===========  ==========

Net Assets:
Accumulation unit values...............................  $794,754   $60,748,206 $139,172,330 $242,145  $56,399,239  $1,626,684
Retained by AXA Equitable in Separate Account No. 70...        23         1,966       24,670    1,789        7,593          --
                                                         --------   ----------- ------------ --------  -----------  ----------
Total net assets.......................................  $794,777   $60,750,172 $139,197,000 $243,934  $56,406,832  $1,626,684
                                                         ========   =========== ============ ========  ===========  ==========

Investments in shares of the Portfolios, at cost.......  $832,354   $68,996,519 $148,002,074 $269,656  $52,101,385  $1,649,484
The Portfolios shares held
   Advisor Class.......................................    69,840     5,092,219   13,156,616       --           --          --
   Class B.............................................        --            --           --       --           --     157,318
   Common Shares.......................................        --            --           --   26,314      818,796          --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                         PUTNAM VT   PUTNAM VT             QS LEGG MASON    SEI VP      SEI VP
                                                        DIVERSIFIED GLOBAL ASSET PUTNAM VT    DYNAMIC      BALANCED  CONSERVATIVE
                                                          INCOME     ALLOCATION  RESEARCH  MULTI-STRATEGY  STRATEGY    STRATEGY
                                                           FUND         FUND       FUND    VIT PORTFOLIO     FUND        FUND
                                                        ----------- ------------ --------- -------------- ---------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $4,814,526   $1,197,856   $14,835    $3,623,384   $5,081,891  $8,809,371
Receivable for shares of the Portfolios sold...........         --           38         1            --          172         302
Receivable for policy-related transactions.............      5,141           --        --        12,973           --          --
                                                        ----------   ----------   -------    ----------   ----------  ----------
   Total assets........................................  4,819,667    1,197,894    14,836     3,636,357    5,082,063   8,809,673
                                                        ----------   ----------   -------    ----------   ----------  ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      5,127           --        --        12,973           --          --
Payable for policy-related transactions................         --           --        --            --          172         302
                                                        ----------   ----------   -------    ----------   ----------  ----------
   Total liabilities...................................      5,127           --        --        12,973          172         302
                                                        ----------   ----------   -------    ----------   ----------  ----------
NET ASSETS............................................. $4,814,540   $1,197,894   $14,836    $3,623,384   $5,081,891  $8,809,371
                                                        ==========   ==========   =======    ==========   ==========  ==========

NET ASSETS:
Accumulation unit values............................... $4,814,540   $1,197,894   $14,836    $3,623,375   $5,081,087  $8,809,326
Retained by AXA Equitable in Separate Account No. 70...         --           --        --             9          804          45
                                                        ----------   ----------   -------    ----------   ----------  ----------
TOTAL NET ASSETS....................................... $4,814,540   $1,197,894   $14,836    $3,623,384   $5,081,891  $8,809,371
                                                        ==========   ==========   =======    ==========   ==========  ==========

Investments in shares of the Portfolios, at cost....... $5,032,716   $1,193,431   $14,544    $3,911,711   $5,447,253  $9,083,786
The Portfolios shares held
   Class B.............................................    774,040       69,602       737            --           --          --
   Class II............................................         --           --        --       298,959                       --
   Class III...........................................         --           --        --            --      521,755     883,588

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015


                                                           SEI VP        SEI VP        SEI VP     T. ROWE PRICE  T. ROWE PRICE
                                                        MARKET GROWTH  MARKET PLUS    MODERATE    EQUITY INCOME HEALTH SCIENCES
                                                        STRATEGY FUND STRATEGY FUND STRATEGY FUND PORTFOLIO-II   PORTFOLIO-II
                                                        ------------- ------------- ------------- ------------- ---------------
Assets:
Investments in shares of the Portfolios, at fair value.  $6,695,282    $1,496,706    $8,277,532    $2,410,898    $127,537,220
Receivable for shares of the Portfolios sold...........          --            51           252           582              --
Receivable for policy-related transactions.............         129            --            --            --         101,569
                                                         ----------    ----------    ----------    ----------    ------------
   Total assets........................................   6,695,411     1,496,757     8,277,784     2,411,480     127,638,789
                                                         ----------    ----------    ----------    ----------    ------------

Liabilities:
Payable for shares of the Portfolios purchased.........         125            --            --            --         101,569
Payable for policy-related transactions................          --            51           252           582              --
                                                         ----------    ----------    ----------    ----------    ------------
   Total liabilities...................................         125            51           252           582         101,569
                                                         ----------    ----------    ----------    ----------    ------------
Net Assets.............................................  $6,695,286    $1,496,706    $8,277,532    $2,410,898    $127,537,220
                                                         ==========    ==========    ==========    ==========    ============

Net Assets:
Accumulation unit values...............................  $6,695,286    $1,496,679    $8,276,780    $2,410,877    $127,534,649
Retained by AXA Equitable in Separate Account No. 70...          --            27           752            21           2,571
                                                         ----------    ----------    ----------    ----------    ------------
Total net assets.......................................  $6,695,286    $1,496,706    $8,277,532    $2,410,898    $127,537,220
                                                         ==========    ==========    ==========    ==========    ============

Investments in shares of the Portfolios, at cost.......  $7,222,810    $1,605,526    $8,663,550    $2,618,914    $117,705,067
The Portfolios shares held
   Class 2.............................................          --            --            --            --              --
   Class II............................................          --            --            --        90,194       3,385,644
   Class III...........................................     688,815       151,642       835,271            --              --

                                                        TEMPLETON
                                                        DEVELOPING
                                                         MARKETS
                                                         VIP FUND
                                                        -----------
Assets:
Investments in shares of the Portfolios, at fair value. $ 7,558,529
Receivable for shares of the Portfolios sold...........          --
Receivable for policy-related transactions.............         209
                                                        -----------
   Total assets........................................   7,558,738
                                                        -----------

Liabilities:
Payable for shares of the Portfolios purchased.........         209
Payable for policy-related transactions................          --
                                                        -----------
   Total liabilities...................................         209
                                                        -----------
Net Assets............................................. $ 7,558,529
                                                        ===========

Net Assets:
Accumulation unit values............................... $ 7,528,868
Retained by AXA Equitable in Separate Account No. 70...      29,661
                                                        -----------
Total net assets....................................... $ 7,558,529
                                                        ===========

Investments in shares of the Portfolios, at cost....... $10,893,400
The Portfolios shares held
   Class 2.............................................   1,195,970
   Class II............................................          --
   Class III...........................................          --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                                                         VAN ECK VIP
                                                                                                        UNCONSTRAINED
                                                         TEMPLETON   TEMPLETON   TEMPLETON  VAN ECK VIP   EMERGING
                                                          FOREIGN   GLOBAL BOND   GROWTH    GLOBAL HARD    MARKETS
                                                         VIP FUND    VIP FUND    VIP FUND   ASSETS FUND   BOND FUND
                                                        ----------- ------------ ---------- ----------- -------------
Assets:
Investments in shares of the Portfolios, at fair value. $ 9,514,419 $140,278,928 $1,915,031 $19,471,138   $576,202
Receivable for shares of the Portfolios sold...........         756       25,421         73     131,653         32
Receivable for policy-related transactions.............       9,613           --         --          --         --
                                                        ----------- ------------ ---------- -----------   --------
   Total assets........................................   9,524,788  140,304,349  1,915,104  19,602,791    576,234
                                                        ----------- ------------ ---------- -----------   --------

Liabilities:
Payable for policy-related transactions................          --       25,421         73     131,653         --
                                                        ----------- ------------ ---------- -----------   --------
   Total liabilities...................................          --       25,421         73     131,653         --
                                                        ----------- ------------ ---------- -----------   --------
Net Assets............................................. $ 9,524,788 $140,278,928 $1,915,031 $19,471,138   $576,234
                                                        =========== ============ ========== ===========   ========

Net Assets:
Accumulation unit values............................... $ 9,524,788 $140,274,583 $1,914,713 $19,462,898   $576,234
Retained by AXA Equitable in Separate Account No. 70...          --        4,345        318       8,240         --
                                                        ----------- ------------ ---------- -----------   --------
Total net assets....................................... $ 9,524,788 $140,278,928 $1,915,031 $19,471,138   $576,234
                                                        =========== ============ ========== ===========   ========

Investments in shares of the Portfolios, at cost....... $11,163,109 $160,658,311 $1,914,475 $33,947,328   $624,649
The Portfolios shares held
   Class 2.............................................     720,789    8,878,413    143,771          --         --
   Class S Shares......................................          --           --         --   1,190,895         --
   Initial Class.......................................          --           --         --          --     75,518

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges.

                                                                                  Units
                                           Contract                            Outstanding
                                           Charges*   Share Class** Unit Value (000's)***
                                           -------- --------------- ---------- -----------
7TWELVE/TM/ BALANCED PORTFOLIO............  0.30%       CLASS 4       $ 9.15         12
7TWELVE/TM/ BALANCED PORTFOLIO............  1.10%       CLASS 4       $ 8.94         90
7TWELVE/TM/ BALANCED PORTFOLIO............  1.20%       CLASS 4       $ 8.97        879
7TWELVE/TM/ BALANCED PORTFOLIO............  1.25%       CLASS 4       $ 8.96        793
7TWELVE/TM/ BALANCED PORTFOLIO............  1.30%       CLASS 4       $10.04      4,291
7TWELVE/TM/ BALANCED PORTFOLIO............  1.55%       CLASS 4       $ 9.09         18
7TWELVE/TM/ BALANCED PORTFOLIO............  1.55%       CLASS 4       $ 9.94        127
7TWELVE/TM/ BALANCED PORTFOLIO............  1.65%       CLASS 4       $ 9.91        985
7TWELVE/TM/ BALANCED PORTFOLIO............  1.70%       CLASS 4       $ 9.89        726

AB VPS BALANCED WEALTH STRATEGY PORTFOLIO.  1.30%          B          $14.29        254
AB VPS BALANCED WEALTH STRATEGY PORTFOLIO.  1.55%          B          $14.07         29
AB VPS BALANCED WEALTH STRATEGY PORTFOLIO.  1.65%          B          $13.98         80
AB VPS BALANCED WEALTH STRATEGY PORTFOLIO.  1.70%          B          $13.94         13

AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO...  1.10%          B          $ 9.40          1
AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO...  1.20%          B          $ 9.84          8
AB VPS GLOBAL THEMATIC GROWTH PORTFOLIO...  1.25%          B          $ 9.83          6

AB VPS GROWTH AND INCOME PORTFOLIO........  1.10%          B          $ 9.89         27
AB VPS GROWTH AND INCOME PORTFOLIO........  1.20%          B          $10.27         60
AB VPS GROWTH AND INCOME PORTFOLIO........  1.25%          B          $10.26         21

AB VPS INTERNATIONAL GROWTH PORTFOLIO.....  0.65%          B          $10.01          2
AB VPS INTERNATIONAL GROWTH PORTFOLIO.....  1.30%          B          $11.14        556
AB VPS INTERNATIONAL GROWTH PORTFOLIO.....  1.55%          B          $10.97         43
AB VPS INTERNATIONAL GROWTH PORTFOLIO.....  1.65%          B          $10.90        144
AB VPS INTERNATIONAL GROWTH PORTFOLIO.....  1.70%          B          $10.87         57

AB VPS REAL ESTATE INVESTMENT PORTFOLIO...  1.10%          B          $10.08         18
AB VPS REAL ESTATE INVESTMENT PORTFOLIO...  1.20%          B          $10.69         76
AB VPS REAL ESTATE INVESTMENT PORTFOLIO...  1.25%          B          $10.68         60

AB VPS SMALL/MID CAP VALUE PORTFOLIO......  0.30%          B          $ 9.49          1
AB VPS SMALL/MID CAP VALUE PORTFOLIO......  1.10%          B          $ 9.07         29
AB VPS SMALL/MID CAP VALUE PORTFOLIO......  1.20%          B          $ 9.37         27
AB VPS SMALL/MID CAP VALUE PORTFOLIO......  1.25%          B          $ 9.37         65

ALL ASSET AGGRESSIVE-ALT 25...............  1.10%          B          $ 9.06          1
ALL ASSET AGGRESSIVE-ALT 25...............  1.20%          B          $ 9.62        124
ALL ASSET AGGRESSIVE-ALT 25...............  1.25%          B          $ 9.61         33
ALL ASSET AGGRESSIVE-ALT 25...............  1.30%          B          $10.60        504
ALL ASSET AGGRESSIVE-ALT 25...............  1.55%          B          $10.18          8
ALL ASSET AGGRESSIVE-ALT 25...............  1.65%          B          $10.49         54
ALL ASSET AGGRESSIVE-ALT 25...............  1.70%          B          $10.47        149

ALL ASSET AGGRESSIVE-ALT 50...............  1.10%          B          $ 8.82          4
ALL ASSET AGGRESSIVE-ALT 50...............  1.20%          B          $ 9.17         13
ALL ASSET AGGRESSIVE-ALT 50...............  1.25%          B          $ 9.16         28

ALL ASSET AGGRESSIVE-ALT 75...............  1.10%          B          $ 8.62          4
ALL ASSET AGGRESSIVE-ALT 75...............  1.20%          B          $ 8.72         44
ALL ASSET AGGRESSIVE-ALT 75...............  1.25%          B          $ 8.71         18

ALL ASSET GROWTH-ALT 20...................  1.30%          A          $13.19        826
ALL ASSET GROWTH-ALT 20...................  1.55%          A          $12.98         76
ALL ASSET GROWTH-ALT 20...................  1.65%          A          $12.90        149
ALL ASSET GROWTH-ALT 20...................  1.70%          A          $12.86         71

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                                                       Units
                                                                Contract                            Outstanding
                                                                Charges*   Share Class** Unit Value (000's)***
                                                                -------- --------------- ---------- -----------
ALL ASSET MODERATE GROWTH-ALT 15...............................  1.30%          B          $10.24        938
ALL ASSET MODERATE GROWTH-ALT 15...............................  1.55%          B          $ 9.93          3
ALL ASSET MODERATE GROWTH-ALT 15...............................  1.65%          B          $10.14         99
ALL ASSET MODERATE GROWTH-ALT 15...............................  1.70%          B          $10.12        146

ALPS | RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO...............  1.10%      CLASS III      $ 9.34         26
ALPS | RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO...............  1.25%      CLASS III      $ 9.34         22

AMERICAN CENTURY VP INFLATION PROTECTION FUND..................  1.10%      CLASS II       $ 9.53         23
AMERICAN CENTURY VP INFLATION PROTECTION FUND..................  1.20%      CLASS II       $ 9.56        125
AMERICAN CENTURY VP INFLATION PROTECTION FUND..................  1.25%      CLASS II       $ 9.55        189

AMERICAN CENTURY VP LARGE COMPANY VALUE........................  1.30%      CLASS II       $17.23         86
AMERICAN CENTURY VP LARGE COMPANY VALUE........................  1.55%      CLASS II       $16.96         17
AMERICAN CENTURY VP LARGE COMPANY VALUE........................  1.65%      CLASS II       $16.86         42
AMERICAN CENTURY VP LARGE COMPANY VALUE........................  1.70%      CLASS II       $16.81          2

AMERICAN CENTURY VP MID CAP VALUE FUND.........................  0.30%      CLASS II       $11.67         --
AMERICAN CENTURY VP MID CAP VALUE FUND.........................  0.65%      CLASS II       $17.59          3
AMERICAN CENTURY VP MID CAP VALUE FUND.........................  1.10%      CLASS II       $ 9.59        136
AMERICAN CENTURY VP MID CAP VALUE FUND.........................  1.20%      CLASS II       $11.44        468
AMERICAN CENTURY VP MID CAP VALUE FUND.........................  1.25%      CLASS II       $11.43        313
AMERICAN CENTURY VP MID CAP VALUE FUND.........................  1.30%      CLASS II       $19.79      1,957
AMERICAN CENTURY VP MID CAP VALUE FUND.........................  1.55%      CLASS II       $19.49        135
AMERICAN CENTURY VP MID CAP VALUE FUND.........................  1.65%      CLASS II       $19.37        502
AMERICAN CENTURY VP MID CAP VALUE FUND.........................  1.70%      CLASS II       $19.31        418

AMERICAN FUNDS INSURANCE SERIES(R) ASSET ALLOCATION FUND/SM/...  1.10%       CLASS 4       $ 9.72        159
AMERICAN FUNDS INSURANCE SERIES(R) ASSET ALLOCATION FUND/SM/...  1.20%       CLASS 4       $10.66        524
AMERICAN FUNDS INSURANCE SERIES(R) ASSET ALLOCATION FUND/SM/...  1.25%       CLASS 4       $10.65        737

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/...............  0.65%       CLASS 4       $10.02          1
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/...............  1.30%       CLASS 4       $ 9.93      1,452
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/...............  1.55%       CLASS 4       $ 9.78         37
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/...............  1.65%       CLASS 4       $ 9.83        547
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/...............  1.70%       CLASS 4       $ 9.82        612

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/......  0.30%       CLASS 4       $11.37         --
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/......  1.10%       CLASS 4       $ 9.61         40
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/......  1.20%       CLASS 4       $11.15         97
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/......  1.25%       CLASS 4       $11.13        107

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  0.30%       CLASS 4       $10.45          1
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.10%       CLASS 4       $ 9.18         34
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.20%       CLASS 4       $10.25         91
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.25%       CLASS 4       $10.24         91
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.30%       CLASS 4       $11.59        552
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.55%       CLASS 4       $11.00         52
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.65%       CLASS 4       $11.47        114
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  1.70%       CLASS 4       $11.46        142

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                                                    Units
                                                             Contract                            Outstanding
                                                             Charges*   Share Class** Unit Value (000's)***
                                                             -------- --------------- ---------- -----------
AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND/SM/...  0.30%       CLASS 4       $11.65          1
AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND/SM/...  1.10%       CLASS 4       $ 9.62         41
AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND/SM/...  1.20%       CLASS 4       $11.42        139
AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND/SM/...  1.25%       CLASS 4       $11.41        190

AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL GROWTH AND
 INCOME FUND/SM/............................................  1.10%       CLASS 4       $ 8.80         33
AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL GROWTH AND
 INCOME FUND/SM/............................................  1.20%       CLASS 4       $ 9.01        135
AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL GROWTH AND
 INCOME FUND/SM/............................................  1.25%       CLASS 4       $ 9.00        151

AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET
 ALLOCATION FUND/SM/........................................  1.30%      CLASS P-2      $11.33        389
AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET
 ALLOCATION FUND/SM/........................................  1.65%      CLASS P-2      $11.22         69
AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET
 ALLOCATION FUND/SM/........................................  1.70%      CLASS P-2      $11.20         46

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)........  0.30%       CLASS 4       $ 8.93          1
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)........  1.10%       CLASS 4       $ 9.00         65
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)........  1.20%       CLASS 4       $ 8.76        264
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)........  1.25%       CLASS 4       $ 8.75        249
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)........  1.30%       CLASS 4       $ 9.37      1,676
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)........  1.55%       CLASS 4       $ 9.11         42
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)........  1.65%       CLASS 4       $ 9.27        398
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)........  1.70%       CLASS 4       $ 9.26        552

AXA 400 MANAGED VOLATILITY..................................  0.65%          B          $15.23          2
AXA 400 MANAGED VOLATILITY..................................  1.30%          B          $12.21        193
AXA 400 MANAGED VOLATILITY..................................  1.30%          B          $17.62      2,116
AXA 400 MANAGED VOLATILITY..................................  1.55%          B          $17.35        802
AXA 400 MANAGED VOLATILITY..................................  1.65%          B          $12.09         67
AXA 400 MANAGED VOLATILITY..................................  1.65%          B          $17.24        940
AXA 400 MANAGED VOLATILITY..................................  1.70%          B          $12.07         74
AXA 400 MANAGED VOLATILITY..................................  1.70%          B          $17.19         47

AXA 500 MANAGED VOLATILITY..................................  0.65%          B          $16.32          6
AXA 500 MANAGED VOLATILITY..................................  1.30%          B          $13.34        251
AXA 500 MANAGED VOLATILITY..................................  1.30%          B          $17.36      5,165
AXA 500 MANAGED VOLATILITY..................................  1.55%          B          $17.10      1,906
AXA 500 MANAGED VOLATILITY..................................  1.65%          B          $13.20        116
AXA 500 MANAGED VOLATILITY..................................  1.65%          B          $16.99      2,325
AXA 500 MANAGED VOLATILITY..................................  1.70%          B          $13.18         87
AXA 500 MANAGED VOLATILITY..................................  1.70%          B          $16.94        175

AXA 2000 MANAGED VOLATILITY.................................  0.65%          B          $14.48          2
AXA 2000 MANAGED VOLATILITY.................................  1.30%          B          $12.02        159
AXA 2000 MANAGED VOLATILITY.................................  1.30%          B          $17.18      2,272
AXA 2000 MANAGED VOLATILITY.................................  1.55%          B          $16.91        875
AXA 2000 MANAGED VOLATILITY.................................  1.65%          B          $11.89         42
AXA 2000 MANAGED VOLATILITY.................................  1.65%          B          $16.81      1,005
AXA 2000 MANAGED VOLATILITY.................................  1.70%          B          $11.88         39
AXA 2000 MANAGED VOLATILITY.................................  1.70%          B          $16.76         58

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                             Units
                                      Contract                            Outstanding
                                      Charges*   Share Class** Unit Value (000's)***
                                      -------- --------------- ---------- -----------
AXA AGGRESSIVE ALLOCATION............  1.30%          A          $14.77         811
AXA AGGRESSIVE ALLOCATION............  1.55%          A          $14.54         243
AXA AGGRESSIVE ALLOCATION............  1.65%          A          $14.45         116
AXA AGGRESSIVE ALLOCATION............  1.70%          A          $14.41          14
AXA AGGRESSIVE ALLOCATION............  1.10%          B          $ 9.35           5
AXA AGGRESSIVE ALLOCATION............  1.20%          B          $10.35          49
AXA AGGRESSIVE ALLOCATION............  1.25%          B          $10.34          64

AXA AGGRESSIVE STRATEGY..............  1.30%          B          $13.06     117,206
AXA AGGRESSIVE STRATEGY..............  1.55%          B          $12.94       2,298
AXA AGGRESSIVE STRATEGY..............  1.65%          B          $12.89      18,444
AXA AGGRESSIVE STRATEGY..............  1.70%          B          $12.87      34,041

AXA BALANCED STRATEGY................  0.65%          B          $12.13          --
AXA BALANCED STRATEGY................  1.30%          B          $12.82     113,639
AXA BALANCED STRATEGY................  1.30%          B          $14.32      20,445
AXA BALANCED STRATEGY................  1.55%          B          $12.62       8,489
AXA BALANCED STRATEGY................  1.55%          B          $14.09       2,568
AXA BALANCED STRATEGY................  1.65%          B          $12.55      24,519
AXA BALANCED STRATEGY................  1.65%          B          $13.99       5,619
AXA BALANCED STRATEGY................  1.70%          B          $12.51      18,443
AXA BALANCED STRATEGY................  1.70%          B          $13.94       1,120

AXA CONSERVATIVE GROWTH STRATEGY.....  0.65%          B          $11.66           7
AXA CONSERVATIVE GROWTH STRATEGY.....  1.30%          B          $12.25      57,851
AXA CONSERVATIVE GROWTH STRATEGY.....  1.30%          B          $13.58       7,991
AXA CONSERVATIVE GROWTH STRATEGY.....  1.55%          B          $12.06       5,149
AXA CONSERVATIVE GROWTH STRATEGY.....  1.55%          B          $13.35       1,265
AXA CONSERVATIVE GROWTH STRATEGY.....  1.65%          B          $11.99      12,097
AXA CONSERVATIVE GROWTH STRATEGY.....  1.65%          B          $13.26       2,281
AXA CONSERVATIVE GROWTH STRATEGY.....  1.70%          B          $11.95       7,478
AXA CONSERVATIVE GROWTH STRATEGY.....  1.70%          B          $13.22         587

AXA CONSERVATIVE STRATEGY............  0.65%          B          $10.74          --
AXA CONSERVATIVE STRATEGY............  1.30%          B          $11.14      35,647
AXA CONSERVATIVE STRATEGY............  1.30%          B          $11.88       5,552
AXA CONSERVATIVE STRATEGY............  1.55%          B          $10.97       3,891
AXA CONSERVATIVE STRATEGY............  1.55%          B          $11.69         679
AXA CONSERVATIVE STRATEGY............  1.65%          B          $10.90       8,754
AXA CONSERVATIVE STRATEGY............  1.65%          B          $11.61       1,589
AXA CONSERVATIVE STRATEGY............  1.70%          B          $10.87       6,146
AXA CONSERVATIVE STRATEGY............  1.70%          B          $11.57         222

AXA GLOBAL EQUITY MANAGED VOLATILITY.  1.30%          A          $12.98         348
AXA GLOBAL EQUITY MANAGED VOLATILITY.  1.55%          A          $12.78          47
AXA GLOBAL EQUITY MANAGED VOLATILITY.  1.65%          A          $12.70         103
AXA GLOBAL EQUITY MANAGED VOLATILITY.  1.70%          A          $12.67          32
AXA GLOBAL EQUITY MANAGED VOLATILITY.  1.30%          B          $27.55         128
AXA GLOBAL EQUITY MANAGED VOLATILITY.  1.55%          B          $20.08          98
AXA GLOBAL EQUITY MANAGED VOLATILITY.  1.65%          B          $26.46          78
AXA GLOBAL EQUITY MANAGED VOLATILITY.  1.70%          B          $19.53          24

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                                   Units
                                            Contract                            Outstanding
                                            Charges*   Share Class** Unit Value (000's)***
                                            -------- --------------- ---------- -----------
AXA GROWTH STRATEGY........................  0.65%          B          $13.12           5
AXA GROWTH STRATEGY........................  1.30%          B          $14.02     127,820
AXA GROWTH STRATEGY........................  1.30%          B          $16.23      22,020
AXA GROWTH STRATEGY........................  1.55%          B          $13.81       3,626
AXA GROWTH STRATEGY........................  1.55%          B          $15.96       2,329
AXA GROWTH STRATEGY........................  1.65%          B          $13.72      19,400
AXA GROWTH STRATEGY........................  1.65%          B          $15.85       9,062
AXA GROWTH STRATEGY........................  1.70%          B          $13.68      30,632
AXA GROWTH STRATEGY........................  1.70%          B          $15.80       2,648

AXA INTERNATIONAL CORE MANAGED VOLATILITY..  1.30%          A          $10.41         300
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  1.55%          A          $10.24          15
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  1.65%          A          $10.18          88
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  1.70%          A          $10.15          42
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  1.30%          B          $14.48         268
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  1.55%          B          $11.88         121
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  1.65%          B          $13.89         150
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  1.70%          B          $11.58          44

AXA INTERNATIONAL MANAGED VOLATILITY.......  0.65%          B          $10.27           2
AXA INTERNATIONAL MANAGED VOLATILITY.......  1.30%          B          $10.30         146
AXA INTERNATIONAL MANAGED VOLATILITY.......  1.30%          B          $10.47       5,527
AXA INTERNATIONAL MANAGED VOLATILITY.......  1.55%          B          $10.31       2,320
AXA INTERNATIONAL MANAGED VOLATILITY.......  1.65%          B          $10.20         164
AXA INTERNATIONAL MANAGED VOLATILITY.......  1.65%          B          $10.25       2,714
AXA INTERNATIONAL MANAGED VOLATILITY.......  1.70%          B          $10.18         126
AXA INTERNATIONAL MANAGED VOLATILITY.......  1.70%          B          $10.21         115

AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.30%          A          $10.33         239
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.55%          A          $10.17          42
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.65%          A          $10.11          69
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  1.70%          A          $10.08           9

AXA LARGE CAP CORE MANAGED VOLATILITY......  1.30%          B          $18.54         189
AXA LARGE CAP CORE MANAGED VOLATILITY......  1.55%          B          $13.79         120
AXA LARGE CAP CORE MANAGED VOLATILITY......  1.65%          B          $17.79         138
AXA LARGE CAP CORE MANAGED VOLATILITY......  1.70%          B          $13.43          46

AXA LARGE CAP GROWTH MANAGED VOLATILITY....  1.30%          A          $18.70         208
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  1.55%          A          $18.41           9
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  1.65%          A          $18.30          59
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  1.70%          A          $18.24          38
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  1.30%          B          $21.83         295
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  1.55%          B          $24.29         180
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  1.65%          B          $20.97         236
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  1.70%          B          $23.61          61

AXA LARGE CAP VALUE MANAGED VOLATILITY.....  1.30%          A          $16.82         290
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  1.55%          A          $16.56          28
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  1.65%          A          $16.46          89
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  1.70%          A          $16.41         569
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  1.30%          B          $15.60         328
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  1.55%          B          $17.64         113
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  1.65%          B          $14.98         306
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  1.70%          B          $17.16          70

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                             Units
                                      Contract                            Outstanding
                                      Charges*   Share Class** Unit Value (000's)***
                                      -------- --------------- ---------- -----------
AXA MID CAP VALUE MANAGED VOLATILITY.  1.30%          A          $18.27         124
AXA MID CAP VALUE MANAGED VOLATILITY.  1.55%          A          $17.98          14
AXA MID CAP VALUE MANAGED VOLATILITY.  1.65%          A          $17.87          48
AXA MID CAP VALUE MANAGED VOLATILITY.  1.70%          A          $17.82          13
AXA MID CAP VALUE MANAGED VOLATILITY.  1.30%          B          $21.03         172
AXA MID CAP VALUE MANAGED VOLATILITY.  1.55%          B          $22.62          50
AXA MID CAP VALUE MANAGED VOLATILITY.  1.65%          B          $20.19         174
AXA MID CAP VALUE MANAGED VOLATILITY.  1.70%          B          $21.99          33

AXA MODERATE ALLOCATION..............  1.30%          A          $12.65       5,429
AXA MODERATE ALLOCATION..............  1.55%          A          $12.45         433
AXA MODERATE ALLOCATION..............  1.65%          A          $12.38         877
AXA MODERATE ALLOCATION..............  1.70%          A          $12.34         687
AXA MODERATE ALLOCATION..............  1.10%          B          $ 9.57         220
AXA MODERATE ALLOCATION..............  1.20%          B          $10.09         324
AXA MODERATE ALLOCATION..............  1.25%          B          $10.08       1,112

AXA MODERATE GROWTH STRATEGY.........  0.65%          B          $12.62          14
AXA MODERATE GROWTH STRATEGY.........  1.30%          B          $13.42     237,051
AXA MODERATE GROWTH STRATEGY.........  1.30%          B          $15.54      25,461
AXA MODERATE GROWTH STRATEGY.........  1.55%          B          $13.21      30,267
AXA MODERATE GROWTH STRATEGY.........  1.55%          B          $15.28       3,439
AXA MODERATE GROWTH STRATEGY.........  1.65%          B          $13.13      59,870
AXA MODERATE GROWTH STRATEGY.........  1.65%          B          $15.18       8,537
AXA MODERATE GROWTH STRATEGY.........  1.70%          B          $13.09      31,612
AXA MODERATE GROWTH STRATEGY.........  1.70%          B          $15.13       2,615

AXA MODERATE-PLUS ALLOCATION.........  1.30%          A          $13.70       2,066
AXA MODERATE-PLUS ALLOCATION.........  1.55%          A          $13.49         320
AXA MODERATE-PLUS ALLOCATION.........  1.65%          A          $13.41         291
AXA MODERATE-PLUS ALLOCATION.........  1.70%          A          $13.37          80
AXA MODERATE-PLUS ALLOCATION.........  1.10%          B          $ 9.46         150
AXA MODERATE-PLUS ALLOCATION.........  1.20%          B          $10.21         247
AXA MODERATE-PLUS ALLOCATION.........  1.25%          B          $10.20         501

AXA NATURAL RESOURCES................  1.10%          B          $ 7.11           7
AXA NATURAL RESOURCES................  1.20%          B          $ 6.34          40
AXA NATURAL RESOURCES................  1.25%          B          $ 6.34          52
AXA NATURAL RESOURCES................  1.30%          B          $ 6.51         175
AXA NATURAL RESOURCES................  1.55%          B          $ 6.63          --
AXA NATURAL RESOURCES................  1.65%          B          $ 6.45          31
AXA NATURAL RESOURCES................  1.70%          B          $ 6.44          19

AXA SMARTBETA EQUITY.................  1.10%          B          $ 9.65          10
AXA SMARTBETA EQUITY.................  1.20%          B          $10.85          25
AXA SMARTBETA EQUITY.................  1.25%          B          $10.83          30

AXA ULTRA CONSERVATIVE STRATEGY......  1.30%          B          $10.09       2,768
AXA ULTRA CONSERVATIVE STRATEGY......  1.55%          B          $ 9.99         143
AXA ULTRA CONSERVATIVE STRATEGY......  1.65%          B          $ 9.94         630
AXA ULTRA CONSERVATIVE STRATEGY......  1.70%          B          $ 9.92       1,060

AXA/AB DYNAMIC GROWTH................  1.30%          B          $ 9.44      11,856
AXA/AB DYNAMIC GROWTH................  1.65%          B          $ 9.42       1,581
AXA/AB DYNAMIC GROWTH................  1.70%          B          $ 9.42       2,189

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                                        Units
                                                 Contract                            Outstanding
                                                 Charges*   Share Class** Unit Value (000's)***
                                                 -------- --------------- ---------- -----------
AXA/AB DYNAMIC MODERATE GROWTH..................  0.65%          B          $12.15          --
AXA/AB DYNAMIC MODERATE GROWTH..................  1.10%          B          $ 9.51          94
AXA/AB DYNAMIC MODERATE GROWTH..................  1.20%          B          $10.34         269
AXA/AB DYNAMIC MODERATE GROWTH..................  1.25%          B          $10.33         212
AXA/AB DYNAMIC MODERATE GROWTH..................  1.30%          B          $11.23       3,867
AXA/AB DYNAMIC MODERATE GROWTH..................  1.30%          B          $11.77     131,091
AXA/AB DYNAMIC MODERATE GROWTH..................  1.55%          B          $11.62       8,972
AXA/AB DYNAMIC MODERATE GROWTH..................  1.65%          B          $11.12         634
AXA/AB DYNAMIC MODERATE GROWTH..................  1.65%          B          $11.57      32,655
AXA/AB DYNAMIC MODERATE GROWTH..................  1.70%          B          $11.10         960
AXA/AB DYNAMIC MODERATE GROWTH..................  1.70%          B          $11.54      29,023

AXA/AB SHORT DURATION GOVERNMENT BOND...........  1.10%          B          $ 9.88          14
AXA/AB SHORT DURATION GOVERNMENT BOND...........  1.20%          B          $ 9.63          27
AXA/AB SHORT DURATION GOVERNMENT BOND...........  1.25%          B          $ 9.62          79

AXA/AB SMALL CAP GROWTH.........................  0.65%          A          $16.68          --
AXA/AB SMALL CAP GROWTH.........................  1.30%          A          $21.19         894
AXA/AB SMALL CAP GROWTH.........................  1.55%          A          $20.86          78
AXA/AB SMALL CAP GROWTH.........................  1.65%          A          $20.74         234
AXA/AB SMALL CAP GROWTH.........................  1.70%          A          $20.67         241
AXA/AB SMALL CAP GROWTH.........................  0.30%          B          $10.36           1
AXA/AB SMALL CAP GROWTH.........................  1.10%          B          $ 9.17          37
AXA/AB SMALL CAP GROWTH.........................  1.20%          B          $10.15         170
AXA/AB SMALL CAP GROWTH.........................  1.25%          B          $10.14         155
AXA/AB SMALL CAP GROWTH.........................  1.30%          B          $23.67         199
AXA/AB SMALL CAP GROWTH.........................  1.55%          B          $28.84         108
AXA/AB SMALL CAP GROWTH.........................  1.65%          B          $22.73         222
AXA/AB SMALL CAP GROWTH.........................  1.70%          B          $28.03          21

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.....  1.10%          B          $ 9.80          26
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.....  1.25%          B          $ 9.80          41
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.....  1.30%          B          $ 9.75          63
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.....  1.65%          B          $ 9.73           7
AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND.....  1.70%          B          $ 9.72          26

AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.30%          A          $13.98         178
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.55%          A          $13.76          26
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.65%          A          $13.68          50
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.70%          A          $13.63           9
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.30%          B          $12.31         203
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.55%          B          $12.03          73
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.65%          B          $11.91         134
AXA/FRANKLIN BALANCED MANAGED VOLATILITY........  1.70%          B          $11.86          11

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.  1.30%          A          $16.82          99
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.  1.55%          A          $16.56          16
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.  1.65%          A          $16.46          36
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.  1.70%          A          $16.41           2
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.  1.30%          B          $12.86         227
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.  1.55%          B          $12.55          64
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.  1.65%          B          $12.44         267
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.  1.70%          B          $12.38          50

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                                             Units
                                                      Contract                            Outstanding
                                                      Charges*   Share Class** Unit Value (000's)***
                                                      -------- --------------- ---------- -----------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  0.65%          A          $13.61         --
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.30%          A          $14.54        321
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.55%          A          $14.31          8
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.65%          A          $14.23        160
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.70%          A          $14.18         86
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.30%          B          $10.63        267
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.55%          B          $10.40         87
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.65%          B          $10.31        142
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.  1.70%          B          $10.27         17

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION...............  1.30%          B          $ 9.60      8,973
AXA/GOLDMAN SACHS STRATEGIC ALLOCATION...............  1.65%          B          $ 9.58      1,650
AXA/GOLDMAN SACHS STRATEGIC ALLOCATION...............  1.70%          B          $ 9.58        933

AXA/INVESCO STRATEGIC ALLOCATION.....................  1.30%          B          $ 9.50      5,585
AXA/INVESCO STRATEGIC ALLOCATION.....................  1.65%          B          $ 9.48        800
AXA/INVESCO STRATEGIC ALLOCATION.....................  1.70%          B          $ 9.47        536

AXA/LOOMIS SAYLES GROWTH.............................  1.30%          A          $18.31        641
AXA/LOOMIS SAYLES GROWTH.............................  1.55%          A          $18.03         77
AXA/LOOMIS SAYLES GROWTH.............................  1.65%          A          $17.92        142
AXA/LOOMIS SAYLES GROWTH.............................  1.70%          A          $17.86         84
AXA/LOOMIS SAYLES GROWTH.............................  1.10%          B          $10.26         15
AXA/LOOMIS SAYLES GROWTH.............................  1.20%          B          $12.30         32
AXA/LOOMIS SAYLES GROWTH.............................  1.25%          B          $12.29         73
AXA/LOOMIS SAYLES GROWTH.............................  1.30%          B          $17.50         66
AXA/LOOMIS SAYLES GROWTH.............................  1.55%          B          $17.31         29
AXA/LOOMIS SAYLES GROWTH.............................  1.65%          B          $17.23         41
AXA/LOOMIS SAYLES GROWTH.............................  1.70%          B          $17.20          6

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.......  1.30%          A          $16.09         41
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.......  1.55%          A          $15.84          7
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.......  1.65%          A          $15.74         22
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.......  1.70%          A          $15.69          2
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.......  1.30%          B          $12.67         88
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.......  1.55%          B          $12.38          7
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.......  1.65%          B          $12.26         97
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY.......  1.70%          B          $12.20         26

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.......  1.30%          A          $13.96        139
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.......  1.55%          A          $13.74         36
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.......  1.65%          A          $13.66         60
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.......  1.70%          A          $13.61          1
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.......  0.30%          B          $10.07          1
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.......  1.10%          B          $ 9.05          2
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.......  1.20%          B          $ 9.87         56
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.......  1.25%          B          $ 9.86         77
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.......  1.30%          B          $11.09        324
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.......  1.55%          B          $10.84        321
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.......  1.65%          B          $10.73        477
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.......  1.70%          B          $10.68         37

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                                 Units
                                          Contract                            Outstanding
                                          Charges*   Share Class** Unit Value (000's)***
                                          -------- --------------- ---------- -----------
BLACKROCK GLOBAL ALLOCATION V.I. FUND....  0.30%      CLASS III      $10.25          1
BLACKROCK GLOBAL ALLOCATION V.I. FUND....  0.65%      CLASS III      $11.89         --
BLACKROCK GLOBAL ALLOCATION V.I. FUND....  1.10%      CLASS III      $ 9.33        232
BLACKROCK GLOBAL ALLOCATION V.I. FUND....  1.20%      CLASS III      $10.05        902
BLACKROCK GLOBAL ALLOCATION V.I. FUND....  1.25%      CLASS III      $10.04      1,103
BLACKROCK GLOBAL ALLOCATION V.I. FUND....  1.30%      CLASS III      $12.58      3,781
BLACKROCK GLOBAL ALLOCATION V.I. FUND....  1.55%      CLASS III      $12.39        240
BLACKROCK GLOBAL ALLOCATION V.I. FUND....  1.65%      CLASS III      $12.31      1,193
BLACKROCK GLOBAL ALLOCATION V.I. FUND....  1.70%      CLASS III      $12.27        810

BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND.  0.30%      CLASS III      $ 9.99         12
BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND.  1.10%      CLASS III      $ 9.27         23
BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND.  1.20%      CLASS III      $ 9.79         71
BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND.  1.25%      CLASS III      $ 9.78        164

BLACKROCK LARGE CAP GROWTH V.I. FUND.....  0.65%      CLASS III      $18.43         --
BLACKROCK LARGE CAP GROWTH V.I. FUND.....  1.30%      CLASS III      $20.03      1,149
BLACKROCK LARGE CAP GROWTH V.I. FUND.....  1.55%      CLASS III      $19.72         74
BLACKROCK LARGE CAP GROWTH V.I. FUND.....  1.65%      CLASS III      $19.60        205
BLACKROCK LARGE CAP GROWTH V.I. FUND.....  1.70%      CLASS III      $19.54        152

CHARTER/SM/ AGGRESSIVE GROWTH............  1.10%          B          $ 8.93         24
CHARTER/SM/ AGGRESSIVE GROWTH............  1.20%          B          $ 9.47        294
CHARTER/SM/ AGGRESSIVE GROWTH............  1.25%          B          $ 9.46        130

CHARTER/SM/ ALTERNATIVE 100 MODERATE.....  1.10%          B          $ 8.67         16
CHARTER/SM/ ALTERNATIVE 100 MODERATE.....  1.20%          B          $ 8.71        440
CHARTER/SM/ ALTERNATIVE 100 MODERATE.....  1.25%          B          $ 8.70        435
CHARTER/SM/ ALTERNATIVE 100 MODERATE.....  1.30%          B          $ 8.83         17
CHARTER/SM/ ALTERNATIVE 100 MODERATE.....  1.65%          B          $ 8.80          8

CHARTER/SM/ CONSERVATIVE.................  1.10%          B          $ 9.48        228
CHARTER/SM/ CONSERVATIVE.................  1.20%          B          $ 9.70        469
CHARTER/SM/ CONSERVATIVE.................  1.25%          B          $ 9.68      1,091

CHARTER/SM/ GROWTH.......................  1.10%          B          $ 9.09         49
CHARTER/SM/ GROWTH.......................  1.20%          B          $ 9.59        718
CHARTER/SM/ GROWTH.......................  1.25%          B          $ 9.57        476

CHARTER/SM/ INCOME STRATEGIES............  1.10%          B          $ 9.36         15
CHARTER/SM/ INCOME STRATEGIES............  1.20%          B          $ 9.83        148
CHARTER/SM/ INCOME STRATEGIES............  1.25%          B          $ 9.82        137

CHARTER/SM/ INTEREST RATE STRATEGIES.....  1.10%          B          $ 9.25         22
CHARTER/SM/ INTEREST RATE STRATEGIES.....  1.20%          B          $ 9.53        185
CHARTER/SM/ INTEREST RATE STRATEGIES.....  1.25%          B          $ 9.52        252

CHARTER/SM/ INTERNATIONAL MODERATE.......  1.10%          B          $ 9.17          5
CHARTER/SM/ INTERNATIONAL MODERATE.......  1.20%          B          $ 9.15        119
CHARTER/SM/ INTERNATIONAL MODERATE.......  1.25%          B          $ 9.14        108
CHARTER/SM/ INTERNATIONAL MODERATE.......  1.30%          B          $ 9.33         10
CHARTER/SM/ INTERNATIONAL MODERATE.......  1.65%          B          $ 9.30          1

CHARTER/SM/ MODERATE.....................  0.30%          B          $ 9.89         18
CHARTER/SM/ MODERATE.....................  1.10%          B          $ 9.35         94
CHARTER/SM/ MODERATE.....................  1.20%          B          $ 9.69        659
CHARTER/SM/ MODERATE.....................  1.25%          B          $ 9.68      1,094
CHARTER/SM/ MODERATE.....................  1.30%          B          $ 9.48        171
CHARTER/SM/ MODERATE.....................  1.65%          B          $ 9.45          6
CHARTER/SM/ MODERATE.....................  1.70%          B          $ 9.45          7

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                                         Units
                                                  Contract                            Outstanding
                                                  Charges*   Share Class** Unit Value (000's)***
                                                  -------- --------------- ---------- -----------
CHARTER/SM/ MODERATE GROWTH......................  1.10%          B          $ 9.27        128
CHARTER/SM/ MODERATE GROWTH......................  1.20%          B          $ 9.72        751
CHARTER/SM/ MODERATE GROWTH......................  1.25%          B          $ 9.71        732
CHARTER/SM/ MODERATE GROWTH......................  1.30%          B          $ 9.43        117
CHARTER/SM/ MODERATE GROWTH......................  1.65%          B          $ 9.40         11

CHARTER/SM/ MULTI-SECTOR BOND....................  1.30%          B          $11.38        125
CHARTER/SM/ MULTI-SECTOR BOND....................  1.55%          B          $27.90         12
CHARTER/SM/ MULTI-SECTOR BOND....................  1.65%          B          $10.99         52
CHARTER/SM/ MULTI-SECTOR BOND....................  1.70%          B          $26.70          3

CHARTER/SM/ REAL ASSETS..........................  1.10%          B          $ 8.55          1
CHARTER/SM/ REAL ASSETS..........................  1.20%          B          $ 8.39         38
CHARTER/SM/ REAL ASSETS..........................  1.25%          B          $ 8.39         23
CHARTER/SM/ REAL ASSETS..........................  1.30%          B          $ 8.67         14

CHARTER/SM/ SMALL CAP GROWTH.....................  0.30%          B          $ 9.62          9
CHARTER/SM/ SMALL CAP GROWTH.....................  1.10%          B          $ 8.96          3
CHARTER/SM/ SMALL CAP GROWTH.....................  1.20%          B          $ 9.43         23
CHARTER/SM/ SMALL CAP GROWTH.....................  1.25%          B          $ 9.42         29
CHARTER/SM/ SMALL CAP GROWTH.....................  1.30%          B          $ 5.92        490
CHARTER/SM/ SMALL CAP GROWTH.....................  1.55%          B          $ 9.84        178
CHARTER/SM/ SMALL CAP GROWTH.....................  1.65%          B          $ 9.67        218
CHARTER/SM/ SMALL CAP GROWTH.....................  1.70%          B          $ 9.58         53

CHARTER/SM/ SMALL CAP VALUE......................  1.10%          B          $ 8.47          4
CHARTER/SM/ SMALL CAP VALUE......................  1.20%          B          $ 8.42         44
CHARTER/SM/ SMALL CAP VALUE......................  1.25%          B          $ 8.41        119
CHARTER/SM/ SMALL CAP VALUE......................  1.30%          B          $14.63        295
CHARTER/SM/ SMALL CAP VALUE......................  1.55%          B          $18.49        115
CHARTER/SM/ SMALL CAP VALUE......................  1.65%          B          $14.04        208
CHARTER/SM/ SMALL CAP VALUE......................  1.70%          B          $17.99        532

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO.  1.10%      CLASS II       $ 9.25        136
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO.  1.20%      CLASS II       $10.30        446
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO.  1.25%      CLASS II       $10.30        289
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO.  1.30%      CLASS II       $10.29      2,368
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO.  1.65%      CLASS II       $10.23        233
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO.  1.70%      CLASS II       $10.22        546

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO......  1.30%      CLASS II       $ 9.90        388
CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO......  1.65%      CLASS II       $ 9.87         38
CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO......  1.70%      CLASS II       $ 9.86         30

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO.  1.10%      CLASS II       $ 9.46         30
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO.  1.20%      CLASS II       $10.00        145
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO.  1.25%      CLASS II       $ 9.99        128
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO.  1.30%      CLASS II       $ 9.99        680
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO.  1.65%      CLASS II       $ 9.93         26
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO.  1.70%      CLASS II       $ 9.92        189

CLEARBRIDGE VARIABLE MID CAP CORE PORTFOLIO......  1.30%      CLASS II       $ 9.86        190
CLEARBRIDGE VARIABLE MID CAP CORE PORTFOLIO......  1.65%      CLASS II       $ 9.83         14
CLEARBRIDGE VARIABLE MID CAP CORE PORTFOLIO......  1.70%      CLASS II       $ 9.82         25

DELAWARE VIP(R) DIVERSIFIED INCOME SERIES........  0.30%    SERVICE CLASS    $10.25         18
DELAWARE VIP(R) DIVERSIFIED INCOME SERIES........  1.10%    SERVICE CLASS    $ 9.62        100
DELAWARE VIP(R) DIVERSIFIED INCOME SERIES........  1.20%    SERVICE CLASS    $10.05        442
DELAWARE VIP(R) DIVERSIFIED INCOME SERIES........  1.25%    SERVICE CLASS    $10.04        430

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                                               Units
                                                        Contract                            Outstanding
                                                        Charges*   Share Class** Unit Value (000's)***
                                                        -------- --------------- ---------- -----------
DELAWARE VIP(R) EMERGING MARKETS SERIES................  1.10%    SERVICE CLASS    $ 7.86          6
DELAWARE VIP(R) EMERGING MARKETS SERIES................  1.20%    SERVICE CLASS    $ 7.48         48
DELAWARE VIP(R) EMERGING MARKETS SERIES................  1.25%    SERVICE CLASS    $ 7.47         51

DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME SERIES.  1.10%    SERVICE CLASS    $ 9.87         49
DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME SERIES.  1.20%    SERVICE CLASS    $ 9.96         88
DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME SERIES.  1.25%    SERVICE CLASS    $ 9.95        500

EATON VANCE VT FLOATING-RATE INCOME FUND...............  0.30%    INITIAL CLASS    $ 9.98          2
EATON VANCE VT FLOATING-RATE INCOME FUND...............  1.10%    INITIAL CLASS    $ 9.60        121
EATON VANCE VT FLOATING-RATE INCOME FUND...............  1.20%    INITIAL CLASS    $ 9.78        293
EATON VANCE VT FLOATING-RATE INCOME FUND...............  1.25%    INITIAL CLASS    $ 9.77        539
EATON VANCE VT FLOATING-RATE INCOME FUND...............  1.30%    INITIAL CLASS    $ 9.72        197
EATON VANCE VT FLOATING-RATE INCOME FUND...............  1.65%    INITIAL CLASS    $ 9.69         31
EATON VANCE VT FLOATING-RATE INCOME FUND...............  1.70%    INITIAL CLASS    $ 9.68         62

EQ/BLACKROCK BASIC VALUE EQUITY........................  0.65%          A          $15.86          2
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.30%          A          $16.88      4,345
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.55%          A          $16.62        331
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.65%          A          $16.52        998
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.70%          A          $16.46        803
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.10%          B          $ 8.90        118
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.20%          B          $10.49        414
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.25%          B          $10.48        482

EQ/BOSTON ADVISORS EQUITY INCOME.......................  1.30%          A          $18.01        707
EQ/BOSTON ADVISORS EQUITY INCOME.......................  1.55%          A          $17.73         57
EQ/BOSTON ADVISORS EQUITY INCOME.......................  1.65%          A          $17.62        223
EQ/BOSTON ADVISORS EQUITY INCOME.......................  1.70%          A          $17.57        140
EQ/BOSTON ADVISORS EQUITY INCOME.......................  1.10%          B          $ 9.69         15
EQ/BOSTON ADVISORS EQUITY INCOME.......................  1.20%          B          $10.93         47
EQ/BOSTON ADVISORS EQUITY INCOME.......................  1.25%          B          $10.92         71
EQ/BOSTON ADVISORS EQUITY INCOME.......................  1.30%          B          $ 3.68        675
EQ/BOSTON ADVISORS EQUITY INCOME.......................  1.55%          B          $ 8.66        159
EQ/BOSTON ADVISORS EQUITY INCOME.......................  1.65%          B          $ 8.51        337
EQ/BOSTON ADVISORS EQUITY INCOME.......................  1.70%          B          $ 8.44         32

EQ/CALVERT SOCIALLY RESPONSIBLE........................  1.10%          B          $ 9.64         58
EQ/CALVERT SOCIALLY RESPONSIBLE........................  1.20%          B          $11.66         32
EQ/CALVERT SOCIALLY RESPONSIBLE........................  1.25%          B          $11.65         35
EQ/CALVERT SOCIALLY RESPONSIBLE........................  1.30%          B          $17.23         41
EQ/CALVERT SOCIALLY RESPONSIBLE........................  1.55%          B          $12.56         21
EQ/CALVERT SOCIALLY RESPONSIBLE........................  1.65%          B          $16.53         17
EQ/CALVERT SOCIALLY RESPONSIBLE........................  1.70%          B          $12.25          4

EQ/CAPITAL GUARDIAN RESEARCH...........................  1.30%          A          $20.31        307
EQ/CAPITAL GUARDIAN RESEARCH...........................  1.55%          A          $20.00         36
EQ/CAPITAL GUARDIAN RESEARCH...........................  1.65%          A          $19.87        121
EQ/CAPITAL GUARDIAN RESEARCH...........................  1.70%          A          $19.81        115
EQ/CAPITAL GUARDIAN RESEARCH...........................  1.30%          B          $20.41        102
EQ/CAPITAL GUARDIAN RESEARCH...........................  1.55%          B          $18.92         26
EQ/CAPITAL GUARDIAN RESEARCH...........................  1.65%          B          $19.58         91
EQ/CAPITAL GUARDIAN RESEARCH...........................  1.70%          B          $18.45         35

EQ/COMMON STOCK INDEX..................................  1.30%          A          $19.16        894
EQ/COMMON STOCK INDEX..................................  1.55%          A          $18.87         83
EQ/COMMON STOCK INDEX..................................  1.65%          A          $18.75        189
EQ/COMMON STOCK INDEX..................................  1.70%          A          $18.69        134
EQ/COMMON STOCK INDEX..................................  1.10%          B          $ 9.61         21
EQ/COMMON STOCK INDEX..................................  1.20%          B          $11.40        145
EQ/COMMON STOCK INDEX..................................  1.25%          B          $11.38        199

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                          Units
                                   Contract                            Outstanding
                                   Charges*   Share Class** Unit Value (000's)***
                                   -------- --------------- ---------- -----------
EQ/CONVERTIBLE SECURITIES.........  1.10%          B          $ 9.31          8
EQ/CONVERTIBLE SECURITIES.........  1.20%          B          $10.51         46
EQ/CONVERTIBLE SECURITIES.........  1.25%          B          $10.50        212

EQ/CORE BOND INDEX................  0.65%          B          $10.33         13
EQ/CORE BOND INDEX................  1.10%          B          $ 9.85         24
EQ/CORE BOND INDEX................  1.20%          B          $ 9.94        216
EQ/CORE BOND INDEX................  1.25%          B          $ 9.93        446
EQ/CORE BOND INDEX................  1.30%          B          $10.61     14,039
EQ/CORE BOND INDEX................  1.30%          B          $10.75      1,575
EQ/CORE BOND INDEX................  1.55%          B          $10.45      4,927
EQ/CORE BOND INDEX................  1.55%          B          $13.64        643
EQ/CORE BOND INDEX................  1.65%          B          $10.32      1,545
EQ/CORE BOND INDEX................  1.65%          B          $10.38      6,428
EQ/CORE BOND INDEX................  1.70%          B          $10.35        682
EQ/CORE BOND INDEX................  1.70%          B          $13.27        166

EQ/EMERGING MARKETS EQUITY PLUS...  1.10%          B          $ 7.39          6
EQ/EMERGING MARKETS EQUITY PLUS...  1.20%          B          $ 7.50         20
EQ/EMERGING MARKETS EQUITY PLUS...  1.25%          B          $ 7.50         58
EQ/EMERGING MARKETS EQUITY PLUS...  1.30%          B          $ 7.21        165
EQ/EMERGING MARKETS EQUITY PLUS...  1.55%          B          $ 7.24          1
EQ/EMERGING MARKETS EQUITY PLUS...  1.65%          B          $ 7.14         31
EQ/EMERGING MARKETS EQUITY PLUS...  1.70%          B          $ 7.13         67

EQ/ENERGY ETF.....................  1.10%          B          $ 7.04         19
EQ/ENERGY ETF.....................  1.20%          B          $ 6.25         72
EQ/ENERGY ETF.....................  1.25%          B          $ 6.24        108

EQ/EQUITY 500 INDEX...............  1.30%          A          $19.11      3,812
EQ/EQUITY 500 INDEX...............  1.55%          A          $18.81        330
EQ/EQUITY 500 INDEX...............  1.65%          A          $18.69      1,182
EQ/EQUITY 500 INDEX...............  1.70%          A          $18.64      1,678
EQ/EQUITY 500 INDEX...............  0.30%          B          $11.84          8
EQ/EQUITY 500 INDEX...............  1.10%          B          $ 9.74        288
EQ/EQUITY 500 INDEX...............  1.20%          B          $11.61        779
EQ/EQUITY 500 INDEX...............  1.25%          B          $11.59      1,110

EQ/GAMCO MERGERS AND ACQUISITIONS.  1.30%          A          $12.81        493
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.55%          A          $12.61         45
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.65%          A          $12.53        168
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.70%          A          $12.49        205
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.30%          B          $10.49          2
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.10%          B          $ 9.85         43
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.20%          B          $10.28         88
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.25%          B          $10.27        171

EQ/GAMCO SMALL COMPANY VALUE......  0.65%          A          $15.88          1
EQ/GAMCO SMALL COMPANY VALUE......  1.30%          A          $20.06      5,609
EQ/GAMCO SMALL COMPANY VALUE......  1.55%          A          $19.76        565
EQ/GAMCO SMALL COMPANY VALUE......  1.65%          A          $19.63      1,387
EQ/GAMCO SMALL COMPANY VALUE......  1.70%          A          $19.57      1,102
EQ/GAMCO SMALL COMPANY VALUE......  0.30%          B          $10.17         --
EQ/GAMCO SMALL COMPANY VALUE......  1.10%          B          $ 9.13        210
EQ/GAMCO SMALL COMPANY VALUE......  1.20%          B          $ 9.97        781
EQ/GAMCO SMALL COMPANY VALUE......  1.25%          B          $ 9.96        686

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                        Units
                                 Contract                            Outstanding
                                 Charges*   Share Class** Unit Value (000's)***
                                 -------- --------------- ---------- -----------
EQ/GLOBAL BOND PLUS.............  1.30%          A          $ 9.96        404
EQ/GLOBAL BOND PLUS.............  1.55%          A          $ 9.81         52
EQ/GLOBAL BOND PLUS.............  1.65%          A          $ 9.75         98
EQ/GLOBAL BOND PLUS.............  1.70%          A          $ 9.72         28
EQ/GLOBAL BOND PLUS.............  1.30%          B          $11.44        170
EQ/GLOBAL BOND PLUS.............  1.55%          B          $11.14        140
EQ/GLOBAL BOND PLUS.............  1.65%          B          $11.03        124
EQ/GLOBAL BOND PLUS.............  1.70%          B          $10.97         11

EQ/HIGH YIELD BOND..............  1.10%          B          $ 9.28         10
EQ/HIGH YIELD BOND..............  1.20%          B          $ 9.71         78
EQ/HIGH YIELD BOND..............  1.25%          B          $ 9.70         88
EQ/HIGH YIELD BOND..............  1.30%          B          $10.13        433
EQ/HIGH YIELD BOND..............  1.55%          B          $ 9.68          3
EQ/HIGH YIELD BOND..............  1.65%          B          $10.02         70
EQ/HIGH YIELD BOND..............  1.70%          B          $10.01         99

EQ/INTERMEDIATE GOVERNMENT BOND.  0.30%          B          $10.06          3
EQ/INTERMEDIATE GOVERNMENT BOND.  0.65%          B          $10.05          1
EQ/INTERMEDIATE GOVERNMENT BOND.  1.10%          B          $ 9.88         27
EQ/INTERMEDIATE GOVERNMENT BOND.  1.20%          B          $ 9.86         86
EQ/INTERMEDIATE GOVERNMENT BOND.  1.25%          B          $ 9.85         55
EQ/INTERMEDIATE GOVERNMENT BOND.  1.30%          B          $10.16      6,132
EQ/INTERMEDIATE GOVERNMENT BOND.  1.30%          B          $10.97        689
EQ/INTERMEDIATE GOVERNMENT BOND.  1.55%          B          $10.01      2,157
EQ/INTERMEDIATE GOVERNMENT BOND.  1.55%          B          $19.17        204
EQ/INTERMEDIATE GOVERNMENT BOND.  1.65%          B          $ 9.94      2,323
EQ/INTERMEDIATE GOVERNMENT BOND.  1.65%          B          $10.58        273
EQ/INTERMEDIATE GOVERNMENT BOND.  1.70%          B          $ 9.91        224
EQ/INTERMEDIATE GOVERNMENT BOND.  1.70%          B          $18.46         32

EQ/INTERNATIONAL EQUITY INDEX...  0.65%          A          $10.74         --
EQ/INTERNATIONAL EQUITY INDEX...  1.30%          A          $11.04      1,095
EQ/INTERNATIONAL EQUITY INDEX...  1.55%          A          $10.87        114
EQ/INTERNATIONAL EQUITY INDEX...  1.65%          A          $10.81        350
EQ/INTERNATIONAL EQUITY INDEX...  1.70%          A          $10.77        321
EQ/INTERNATIONAL EQUITY INDEX...  0.30%          B          $ 9.18          7
EQ/INTERNATIONAL EQUITY INDEX...  1.10%          B          $ 8.85         59
EQ/INTERNATIONAL EQUITY INDEX...  1.20%          B          $ 9.00        221
EQ/INTERNATIONAL EQUITY INDEX...  1.25%          B          $ 8.99        458

EQ/INVESCO COMSTOCK.............  0.65%          A          $16.06         --
EQ/INVESCO COMSTOCK.............  1.30%          A          $17.51        957
EQ/INVESCO COMSTOCK.............  1.55%          A          $17.24         93
EQ/INVESCO COMSTOCK.............  1.65%          A          $17.14        307
EQ/INVESCO COMSTOCK.............  1.70%          A          $17.08        125
EQ/INVESCO COMSTOCK.............  1.30%          B          $15.45        293
EQ/INVESCO COMSTOCK.............  1.55%          B          $15.04         69
EQ/INVESCO COMSTOCK.............  1.65%          B          $14.88        193
EQ/INVESCO COMSTOCK.............  1.70%          B          $14.79         49

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                        Units
                                 Contract                            Outstanding
                                 Charges*   Share Class** Unit Value (000's)***
                                 -------- --------------- ---------- -----------
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.65%          A          $16.90         --
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.30%          A          $17.88        245
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.55%          A          $17.61         72
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.65%          A          $17.50         70
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.70%          A          $17.44         19
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.30%          B          $19.14         88
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.55%          B          $20.20         29
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.65%          B          $18.39        111
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.70%          B          $19.64         20

EQ/LARGE CAP GROWTH INDEX.......  1.30%          A          $20.50        867
EQ/LARGE CAP GROWTH INDEX.......  1.55%          A          $20.18         98
EQ/LARGE CAP GROWTH INDEX.......  1.65%          A          $20.05        175
EQ/LARGE CAP GROWTH INDEX.......  1.70%          A          $19.99        150
EQ/LARGE CAP GROWTH INDEX.......  1.10%          B          $ 9.88         42
EQ/LARGE CAP GROWTH INDEX.......  1.20%          B          $12.02        126
EQ/LARGE CAP GROWTH INDEX.......  1.25%          B          $12.00        305

EQ/LARGE CAP VALUE INDEX........  1.30%          A          $17.95        623
EQ/LARGE CAP VALUE INDEX........  1.55%          A          $17.68         42
EQ/LARGE CAP VALUE INDEX........  1.65%          A          $17.57        127
EQ/LARGE CAP VALUE INDEX........  1.70%          A          $17.51        649
EQ/LARGE CAP VALUE INDEX........  1.10%          B          $ 9.41         20
EQ/LARGE CAP VALUE INDEX........  1.20%          B          $10.94        155
EQ/LARGE CAP VALUE INDEX........  1.25%          B          $10.92        149

EQ/LOW VOLATILITY GLOBAL ETF....  1.10%          B          $ 9.39         14
EQ/LOW VOLATILITY GLOBAL ETF....  1.20%          B          $10.50         50
EQ/LOW VOLATILITY GLOBAL ETF....  1.25%          B          $10.49         48

EQ/MFS INTERNATIONAL GROWTH.....  1.30%          A          $12.57        981
EQ/MFS INTERNATIONAL GROWTH.....  1.55%          A          $12.38         76
EQ/MFS INTERNATIONAL GROWTH.....  1.65%          A          $12.30        254
EQ/MFS INTERNATIONAL GROWTH.....  1.70%          A          $12.26        259
EQ/MFS INTERNATIONAL GROWTH.....  1.10%          B          $ 9.13         33
EQ/MFS INTERNATIONAL GROWTH.....  1.20%          B          $ 9.31        105
EQ/MFS INTERNATIONAL GROWTH.....  1.25%          B          $ 9.29        133
EQ/MFS INTERNATIONAL GROWTH.....  1.30%          B          $ 7.12        394
EQ/MFS INTERNATIONAL GROWTH.....  1.55%          B          $15.62        116
EQ/MFS INTERNATIONAL GROWTH.....  1.65%          B          $15.45        161
EQ/MFS INTERNATIONAL GROWTH.....  1.70%          B          $15.37         31

EQ/MID CAP INDEX................  1.30%          A          $19.69      1,171
EQ/MID CAP INDEX................  1.55%          A          $19.39        106
EQ/MID CAP INDEX................  1.65%          A          $19.27        300
EQ/MID CAP INDEX................  1.70%          A          $19.21        306
EQ/MID CAP INDEX................  0.30%          B          $10.88          4
EQ/MID CAP INDEX................  1.10%          B          $ 9.20        106
EQ/MID CAP INDEX................  1.20%          B          $10.67        313
EQ/MID CAP INDEX................  1.25%          B          $10.66        535

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                         Units
                                  Contract                            Outstanding
                                  Charges*   Share Class** Unit Value (000's)***
                                  -------- --------------- ---------- -----------
EQ/MONEY MARKET..................  0.65%          A          $ 9.67          6
EQ/MONEY MARKET..................  1.30%          A          $ 9.24      3,966
EQ/MONEY MARKET..................  1.55%          A          $ 9.10        437
EQ/MONEY MARKET..................  1.65%          A          $ 9.04        902
EQ/MONEY MARKET..................  1.65%          A          $ 9.53         55
EQ/MONEY MARKET..................  1.65%          A          $ 9.85      2,063
EQ/MONEY MARKET..................  1.70%          A          $ 9.01        824
EQ/MONEY MARKET..................  1.10%          B          $ 9.93      1,053
EQ/MONEY MARKET..................  1.20%          B          $ 9.74        760
EQ/MONEY MARKET..................  1.25%          B          $ 9.73      2,775
EQ/MONEY MARKET..................  1.30%          B          $ 9.73        522
EQ/MONEY MARKET..................  1.55%          B          $25.94         77
EQ/MONEY MARKET..................  1.65%          B          $ 9.43        575
EQ/MONEY MARKET..................  1.65%          B          $ 9.53        113
EQ/MONEY MARKET..................  1.70%          B          $24.61         90

EQ/MORGAN STANLEY MID CAP GROWTH.  0.65%          A          $13.23         --
EQ/MORGAN STANLEY MID CAP GROWTH.  1.30%          A          $16.38      1,319
EQ/MORGAN STANLEY MID CAP GROWTH.  1.55%          A          $16.12        231
EQ/MORGAN STANLEY MID CAP GROWTH.  1.65%          A          $16.02        382
EQ/MORGAN STANLEY MID CAP GROWTH.  1.70%          A          $15.97        187
EQ/MORGAN STANLEY MID CAP GROWTH.  1.10%          B          $ 8.92         25
EQ/MORGAN STANLEY MID CAP GROWTH.  1.20%          B          $ 9.77        121
EQ/MORGAN STANLEY MID CAP GROWTH.  1.25%          B          $ 9.75        115
EQ/MORGAN STANLEY MID CAP GROWTH.  1.30%          B          $20.74        233
EQ/MORGAN STANLEY MID CAP GROWTH.  1.55%          B          $20.19        170
EQ/MORGAN STANLEY MID CAP GROWTH.  1.65%          B          $19.97        181
EQ/MORGAN STANLEY MID CAP GROWTH.  1.70%          B          $19.87         29

EQ/OPPENHEIMER GLOBAL............  1.30%          A          $15.91      1,622
EQ/OPPENHEIMER GLOBAL............  1.55%          A          $15.66        111
EQ/OPPENHEIMER GLOBAL............  1.65%          A          $15.57        492
EQ/OPPENHEIMER GLOBAL............  1.70%          A          $15.52        405
EQ/OPPENHEIMER GLOBAL............  0.30%          B          $10.80          1
EQ/OPPENHEIMER GLOBAL............  1.10%          B          $ 9.40         70
EQ/OPPENHEIMER GLOBAL............  1.20%          B          $10.59        168
EQ/OPPENHEIMER GLOBAL............  1.25%          B          $10.58        172
EQ/OPPENHEIMER GLOBAL............  1.30%          B          $14.40        255
EQ/OPPENHEIMER GLOBAL............  1.55%          B          $14.06         64
EQ/OPPENHEIMER GLOBAL............  1.65%          B          $13.93        267
EQ/OPPENHEIMER GLOBAL............  1.70%          B          $13.86         61

EQ/PIMCO GLOBAL REAL RETURN......  1.10%          B          $ 9.53         15
EQ/PIMCO GLOBAL REAL RETURN......  1.20%          B          $ 9.95         94
EQ/PIMCO GLOBAL REAL RETURN......  1.25%          B          $ 9.94        108
EQ/PIMCO GLOBAL REAL RETURN......  1.30%          B          $ 9.59        424
EQ/PIMCO GLOBAL REAL RETURN......  1.55%          B          $ 9.25         13
EQ/PIMCO GLOBAL REAL RETURN......  1.65%          B          $ 9.49         62
EQ/PIMCO GLOBAL REAL RETURN......  1.70%          B          $ 9.48        140

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                      Units
                               Contract                            Outstanding
                               Charges*   Share Class** Unit Value (000's)***
                               -------- --------------- ---------- -----------
EQ/PIMCO ULTRA SHORT BOND.....  1.30%          A          $ 9.45      1,568
EQ/PIMCO ULTRA SHORT BOND.....  1.55%          A          $ 9.30        156
EQ/PIMCO ULTRA SHORT BOND.....  1.65%          A          $ 9.24        394
EQ/PIMCO ULTRA SHORT BOND.....  1.70%          A          $ 9.21        373
EQ/PIMCO ULTRA SHORT BOND.....  1.10%          B          $ 9.89         44
EQ/PIMCO ULTRA SHORT BOND.....  1.20%          B          $ 9.70        167
EQ/PIMCO ULTRA SHORT BOND.....  1.25%          B          $ 9.69        197
EQ/PIMCO ULTRA SHORT BOND.....  1.30%          B          $ 8.99        104
EQ/PIMCO ULTRA SHORT BOND.....  1.55%          B          $10.03         17
EQ/PIMCO ULTRA SHORT BOND.....  1.65%          B          $ 9.92         61
EQ/PIMCO ULTRA SHORT BOND.....  1.70%          B          $ 9.86          7

EQ/QUALITY BOND PLUS..........  1.30%          B          $10.99      1,194
EQ/QUALITY BOND PLUS..........  1.55%          B          $15.97        333
EQ/QUALITY BOND PLUS..........  1.65%          B          $10.58        622
EQ/QUALITY BOND PLUS..........  1.70%          B          $15.44        125

EQ/REAL ESTATE PLUS...........  0.65%          B          $ 9.95          1
EQ/REAL ESTATE PLUS...........  1.10%          B          $ 9.37          5
EQ/REAL ESTATE PLUS...........  1.20%          B          $10.55         43
EQ/REAL ESTATE PLUS...........  1.25%          B          $10.54         97
EQ/REAL ESTATE PLUS...........  1.30%          B          $10.78        439
EQ/REAL ESTATE PLUS...........  1.55%          B          $ 9.71         14
EQ/REAL ESTATE PLUS...........  1.65%          B          $10.67        130
EQ/REAL ESTATE PLUS...........  1.70%          B          $10.66        129

EQ/SMALL COMPANY INDEX........  1.30%          A          $19.20        799
EQ/SMALL COMPANY INDEX........  1.55%          A          $18.90         80
EQ/SMALL COMPANY INDEX........  1.65%          A          $18.78        209
EQ/SMALL COMPANY INDEX........  1.70%          A          $18.72        203
EQ/SMALL COMPANY INDEX........  0.30%          B          $10.32          6
EQ/SMALL COMPANY INDEX........  1.10%          B          $ 9.13         73
EQ/SMALL COMPANY INDEX........  1.20%          B          $10.12        149
EQ/SMALL COMPANY INDEX........  1.25%          B          $10.11        273

EQ/T. ROWE PRICE GROWTH STOCK.  0.65%          A          $19.07         --
EQ/T. ROWE PRICE GROWTH STOCK.  1.30%          A          $21.56      2,810
EQ/T. ROWE PRICE GROWTH STOCK.  1.55%          A          $21.23        205
EQ/T. ROWE PRICE GROWTH STOCK.  1.65%          A          $21.09        858
EQ/T. ROWE PRICE GROWTH STOCK.  1.70%          A          $21.03        632
EQ/T. ROWE PRICE GROWTH STOCK.  1.10%          B          $10.16        145
EQ/T. ROWE PRICE GROWTH STOCK.  1.20%          B          $12.23        449
EQ/T. ROWE PRICE GROWTH STOCK.  1.25%          B          $12.22        471
EQ/T. ROWE PRICE GROWTH STOCK.  1.30%          B          $11.23        659
EQ/T. ROWE PRICE GROWTH STOCK.  1.55%          B          $27.38        143
EQ/T. ROWE PRICE GROWTH STOCK.  1.65%          B          $26.63        159
EQ/T. ROWE PRICE GROWTH STOCK.  1.70%          B          $26.26         38

EQ/UBS GROWTH & INCOME........  1.30%          B          $ 3.34        555
EQ/UBS GROWTH & INCOME........  1.55%          B          $ 8.14        261
EQ/UBS GROWTH & INCOME........  1.65%          B          $ 8.00        237
EQ/UBS GROWTH & INCOME........  1.70%          B          $ 7.93         67

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                                        Units
                                                 Contract                            Outstanding
                                                 Charges*   Share Class** Unit Value (000's)***
                                                 -------- --------------- ---------- -----------
EQ/WELLS FARGO OMEGA GROWTH.....................  1.30%          B          $14.49      3,337
EQ/WELLS FARGO OMEGA GROWTH.....................  1.30%          B          $23.62        232
EQ/WELLS FARGO OMEGA GROWTH.....................  1.55%          B          $14.31        382
EQ/WELLS FARGO OMEGA GROWTH.....................  1.55%          B          $16.76        154
EQ/WELLS FARGO OMEGA GROWTH.....................  1.65%          B          $14.24        977
EQ/WELLS FARGO OMEGA GROWTH.....................  1.65%          B          $22.66        229
EQ/WELLS FARGO OMEGA GROWTH.....................  1.70%          B          $14.21        572
EQ/WELLS FARGO OMEGA GROWTH.....................  1.70%          B          $16.33         36

FEDERATED HIGH INCOME BOND FUND II..............  0.30%    SERVICE CLASS    $ 9.98          8
FEDERATED HIGH INCOME BOND FUND II..............  1.10%    SERVICE CLASS    $ 9.31        111
FEDERATED HIGH INCOME BOND FUND II..............  1.20%    SERVICE CLASS    $ 9.79        340
FEDERATED HIGH INCOME BOND FUND II..............  1.25%    SERVICE CLASS    $ 9.78        491

FEDERATED KAUFMANN FUND II......................  0.30%    SERVICE CLASS    $12.22         --
FEDERATED KAUFMANN FUND II......................  1.10%    SERVICE CLASS    $ 9.63         52
FEDERATED KAUFMANN FUND II......................  1.20%    SERVICE CLASS    $11.98        141
FEDERATED KAUFMANN FUND II......................  1.25%    SERVICE CLASS    $11.97        116

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.  1.30%   SERVICE CLASS 2   $15.25         37
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.  1.55%   SERVICE CLASS 2   $15.01          7
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.  1.65%   SERVICE CLASS 2   $14.92         14
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.  1.70%   SERVICE CLASS 2   $14.87          1

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.30%   SERVICE CLASS 2   $11.68         11
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.65%   SERVICE CLASS 2   $16.71         11
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  1.10%   SERVICE CLASS 2   $ 9.59        126
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  1.20%   SERVICE CLASS 2   $11.45        477
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  1.25%   SERVICE CLASS 2   $11.44        502
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  1.30%   SERVICE CLASS 2   $18.59      4,103
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  1.55%   SERVICE CLASS 2   $18.30        294
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  1.65%   SERVICE CLASS 2   $18.18      1,222
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  1.70%   SERVICE CLASS 2   $18.13      1,282

FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO..........  1.30%   SERVICE CLASS 2   $12.11         37
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO..........  1.55%   SERVICE CLASS 2   $11.96         --
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO..........  1.65%   SERVICE CLASS 2   $11.90         20
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO..........  1.70%   SERVICE CLASS 2   $11.87          3

FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO..........  1.30%   SERVICE CLASS 2   $12.27         76
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO..........  1.55%   SERVICE CLASS 2   $12.12          4
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO..........  1.65%   SERVICE CLASS 2   $12.06         12
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO..........  1.70%   SERVICE CLASS 2   $12.03          3

FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO..........  1.30%   SERVICE CLASS 2   $12.72         63
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO..........  1.55%   SERVICE CLASS 2   $12.56          6
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO..........  1.65%   SERVICE CLASS 2   $12.50          9

FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO..........  1.30%   SERVICE CLASS 2   $12.83         38
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO..........  1.55%   SERVICE CLASS 2   $12.67         22
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO..........  1.65%   SERVICE CLASS 2   $12.61          5
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO..........  1.70%   SERVICE CLASS 2   $12.57         --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                                           Units
                                                    Contract                            Outstanding
                                                    Charges*   Share Class** Unit Value (000's)***
                                                    -------- --------------- ---------- -----------
FIDELITY(R) VIP MID CAP PORTFOLIO..................  0.30%   SERVICE CLASS 2   $10.92          7
FIDELITY(R) VIP MID CAP PORTFOLIO..................  0.65%   SERVICE CLASS 2   $14.23          1
FIDELITY(R) VIP MID CAP PORTFOLIO..................  1.10%   SERVICE CLASS 2   $ 9.31        112
FIDELITY(R) VIP MID CAP PORTFOLIO..................  1.20%   SERVICE CLASS 2   $10.70        278
FIDELITY(R) VIP MID CAP PORTFOLIO..................  1.25%   SERVICE CLASS 2   $10.69        292
FIDELITY(R) VIP MID CAP PORTFOLIO..................  1.30%   SERVICE CLASS 2   $17.50      1,980
FIDELITY(R) VIP MID CAP PORTFOLIO..................  1.55%   SERVICE CLASS 2   $17.23        139
FIDELITY(R) VIP MID CAP PORTFOLIO..................  1.65%   SERVICE CLASS 2   $17.13        490
FIDELITY(R) VIP MID CAP PORTFOLIO..................  1.70%   SERVICE CLASS 2   $17.07        401

FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO.........  0.30%   SERVICE CLASS 2   $10.03          3
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO.........  1.10%   SERVICE CLASS 2   $ 9.47        123
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO.........  1.20%   SERVICE CLASS 2   $ 9.84        584
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO.........  1.25%   SERVICE CLASS 2   $ 9.83        813
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO.........  1.30%   SERVICE CLASS 2   $11.92      2,881
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO.........  1.55%   SERVICE CLASS 2   $11.74        220
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO.........  1.65%   SERVICE CLASS 2   $11.67        810
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO.........  1.70%   SERVICE CLASS 2   $11.63        650

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO......  1.10%   CLASS I SHARES    $ 9.42          4
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO......  1.20%   CLASS I SHARES    $ 9.72         89
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO......  1.25%   CLASS I SHARES    $ 9.71         58
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO......  1.30%   CLASS I SHARES    $ 9.70         49
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO......  1.65%   CLASS I SHARES    $ 9.65          9
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO......  1.70%   CLASS I SHARES    $ 9.64         26

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO.........................................  1.10%   CLASS I SHARES    $ 9.78         45
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO.........................................  1.20%   CLASS I SHARES    $10.89        111
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO.........................................  1.25%   CLASS I SHARES    $10.88        170
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO.........................................  1.30%   CLASS I SHARES    $12.35        817
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO.........................................  1.55%   CLASS I SHARES    $11.08         28
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO.........................................  1.55%   CLASS I SHARES    $12.24         --
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO.........................................  1.65%   CLASS I SHARES    $12.19        253
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO.........................................  1.70%   CLASS I SHARES    $12.17        241

FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND........  0.65%       CLASS 2       $13.23         --
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND........  1.10%       CLASS 2       $ 8.92         11
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND........  1.20%       CLASS 2       $ 9.63        171
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND........  1.25%       CLASS 2       $ 9.62        258
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND........  1.30%       CLASS 2       $13.49        684
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND........  1.55%       CLASS 2       $13.28          9
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND........  1.65%       CLASS 2       $13.20        145
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND........  1.70%       CLASS 2       $13.16        127

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                                            Units
                                                     Contract                            Outstanding
                                                     Charges*   Share Class** Unit Value (000's)***
                                                     -------- --------------- ---------- -----------
FRANKLIN INCOME VIP FUND............................  0.65%      CLASS 2        $12.52         10
FRANKLIN INCOME VIP FUND............................  1.10%      CLASS 2        $ 8.97        152
FRANKLIN INCOME VIP FUND............................  1.20%      CLASS 2        $ 9.65        921
FRANKLIN INCOME VIP FUND............................  1.25%      CLASS 2        $ 9.64      1,071
FRANKLIN INCOME VIP FUND............................  1.30%      CLASS 2        $13.01      2,469
FRANKLIN INCOME VIP FUND............................  1.55%      CLASS 2        $12.82         73
FRANKLIN INCOME VIP FUND............................  1.65%      CLASS 2        $12.74        571
FRANKLIN INCOME VIP FUND............................  1.70%      CLASS 2        $12.70        887

FRANKLIN MUTUAL SHARES VIP FUND.....................  1.10%      CLASS 2        $ 9.02         12
FRANKLIN MUTUAL SHARES VIP FUND.....................  1.20%      CLASS 2        $10.26         60
FRANKLIN MUTUAL SHARES VIP FUND.....................  1.25%      CLASS 2        $10.25         34
FRANKLIN MUTUAL SHARES VIP FUND.....................  1.30%      CLASS 2        $14.85        559
FRANKLIN MUTUAL SHARES VIP FUND.....................  1.55%      CLASS 2        $14.63         49
FRANKLIN MUTUAL SHARES VIP FUND.....................  1.65%      CLASS 2        $14.54        143
FRANKLIN MUTUAL SHARES VIP FUND.....................  1.70%      CLASS 2        $14.50         41

FRANKLIN RISING DIVIDENDS VIP FUND..................  0.30%      CLASS 2        $10.75         19
FRANKLIN RISING DIVIDENDS VIP FUND..................  1.10%      CLASS 2        $ 9.42         47
FRANKLIN RISING DIVIDENDS VIP FUND..................  1.20%      CLASS 2        $10.54        235
FRANKLIN RISING DIVIDENDS VIP FUND..................  1.25%      CLASS 2        $10.53        539
FRANKLIN RISING DIVIDENDS VIP FUND..................  1.30%      CLASS 2        $12.21      1,888
FRANKLIN RISING DIVIDENDS VIP FUND..................  1.55%      CLASS 2        $11.45         67
FRANKLIN RISING DIVIDENDS VIP FUND..................  1.65%      CLASS 2        $12.09        502
FRANKLIN RISING DIVIDENDS VIP FUND..................  1.70%      CLASS 2        $12.07        516

FRANKLIN STRATEGIC INCOME VIP FUND..................  0.65%      CLASS 2        $11.24          4
FRANKLIN STRATEGIC INCOME VIP FUND..................  1.30%      CLASS 2        $12.18      2,914
FRANKLIN STRATEGIC INCOME VIP FUND..................  1.55%      CLASS 2        $11.99        193
FRANKLIN STRATEGIC INCOME VIP FUND..................  1.65%      CLASS 2        $11.92        762
FRANKLIN STRATEGIC INCOME VIP FUND..................  1.70%      CLASS 2        $11.88        776

GOLDMAN SACHS VIT MID CAP VALUE FUND................  0.65%   SERVICE SHARES    $15.31         --
GOLDMAN SACHS VIT MID CAP VALUE FUND................  1.30%   SERVICE SHARES    $18.12      1,033
GOLDMAN SACHS VIT MID CAP VALUE FUND................  1.55%   SERVICE SHARES    $17.84         82
GOLDMAN SACHS VIT MID CAP VALUE FUND................  1.65%   SERVICE SHARES    $17.73        334
GOLDMAN SACHS VIT MID CAP VALUE FUND................  1.70%   SERVICE SHARES    $17.67        226

GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND.  1.10%   COMMON SHARES     $ 9.28         24
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND.  1.20%   COMMON SHARES     $11.22         47
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND.  1.25%   COMMON SHARES     $11.21         51
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND.  1.30%   COMMON SHARES     $ 8.57         44
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND.  1.55%   COMMON SHARES     $ 8.46         19
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND.  1.65%   COMMON SHARES     $ 8.42         20
GUGGENHEIM VIF GLOBAL MANAGED FUTURES STRATEGY FUND.  1.70%   COMMON SHARES     $ 8.40          1

GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND..........  1.30%   COMMON SHARES     $ 9.81         39
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND..........  1.55%   COMMON SHARES     $ 9.69         33
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND..........  1.65%   COMMON SHARES     $ 9.64         20
GUGGENHEIM VIF MULTI-HEDGE STRATEGIES FUND..........  1.70%   COMMON SHARES     $ 9.62          1

HARTFORD CAPITAL APPRECIATION HLS FUND..............  0.30%         IC          $10.22          7
HARTFORD CAPITAL APPRECIATION HLS FUND..............  1.10%         IC          $ 9.42         47
HARTFORD CAPITAL APPRECIATION HLS FUND..............  1.20%         IC          $10.07        132
HARTFORD CAPITAL APPRECIATION HLS FUND..............  1.25%         IC          $10.07         76
HARTFORD CAPITAL APPRECIATION HLS FUND..............  1.30%         IC          $10.06        554
HARTFORD CAPITAL APPRECIATION HLS FUND..............  1.65%         IC          $10.00        102
HARTFORD CAPITAL APPRECIATION HLS FUND..............  1.70%         IC          $ 9.99         59

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                                   Units
                                            Contract                            Outstanding
                                            Charges*   Share Class** Unit Value (000's)***
                                            -------- --------------- ---------- -----------
HARTFORD GROWTH OPPORTUNITIES HLS FUND.....  0.30%         IC          $12.04          1
HARTFORD GROWTH OPPORTUNITIES HLS FUND.....  1.10%         IC          $10.11        132
HARTFORD GROWTH OPPORTUNITIES HLS FUND.....  1.20%         IC          $11.87        151
HARTFORD GROWTH OPPORTUNITIES HLS FUND.....  1.25%         IC          $11.86        266
HARTFORD GROWTH OPPORTUNITIES HLS FUND.....  1.30%         IC          $11.85        885
HARTFORD GROWTH OPPORTUNITIES HLS FUND.....  1.65%         IC          $11.78        113
HARTFORD GROWTH OPPORTUNITIES HLS FUND.....  1.70%         IC          $11.77        192

INVESCO V.I. AMERICAN FRANCHISE FUND.......  1.30%      SERIES II      $20.93         22
INVESCO V.I. AMERICAN FRANCHISE FUND.......  1.55%      SERIES II      $20.60         10
INVESCO V.I. AMERICAN FRANCHISE FUND.......  1.65%      SERIES II      $20.47          9
INVESCO V.I. AMERICAN FRANCHISE FUND.......  1.70%      SERIES II      $20.41          1

INVESCO V.I. BALANCED-RISK ALLOCATION FUND.  1.10%      SERIES II      $ 9.11         32
INVESCO V.I. BALANCED-RISK ALLOCATION FUND.  1.20%      SERIES II      $ 9.69        138
INVESCO V.I. BALANCED-RISK ALLOCATION FUND.  1.25%      SERIES II      $ 9.67        322

INVESCO V.I. DIVERSIFIED DIVIDEND FUND.....  1.30%      SERIES II      $17.67      1,264
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.....  1.55%      SERIES II      $15.46         21
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.....  1.55%      SERIES II      $17.39         59
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.....  1.65%      SERIES II      $15.40        218
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.....  1.65%      SERIES II      $17.28        227
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.....  1.70%      SERIES II      $15.37        412
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.....  1.70%      SERIES II      $17.23         11

INVESCO V.I. EQUITY AND INCOME FUND........  1.30%      SERIES II      $ 9.57        428
INVESCO V.I. EQUITY AND INCOME FUND........  1.65%      SERIES II      $ 9.54         18
INVESCO V.I. EQUITY AND INCOME FUND........  1.70%      SERIES II      $ 9.53         16

INVESCO V.I. GLOBAL HEALTH CARE FUND.......  0.30%      SERIES II      $12.97          1
INVESCO V.I. GLOBAL HEALTH CARE FUND.......  1.10%      SERIES II      $ 9.39         61
INVESCO V.I. GLOBAL HEALTH CARE FUND.......  1.20%      SERIES II      $12.72         92
INVESCO V.I. GLOBAL HEALTH CARE FUND.......  1.25%      SERIES II      $12.71        136

INVESCO V.I. GLOBAL REAL ESTATE FUND.......  0.30%      SERIES II      $10.65          4
INVESCO V.I. GLOBAL REAL ESTATE FUND.......  0.65%      SERIES II      $12.89          1
INVESCO V.I. GLOBAL REAL ESTATE FUND.......  1.10%      SERIES II      $ 9.34         70
INVESCO V.I. GLOBAL REAL ESTATE FUND.......  1.20%      SERIES II      $10.45        255
INVESCO V.I. GLOBAL REAL ESTATE FUND.......  1.25%      SERIES II      $10.43        300
INVESCO V.I. GLOBAL REAL ESTATE FUND.......  1.30%      SERIES II      $15.21      2,783
INVESCO V.I. GLOBAL REAL ESTATE FUND.......  1.55%      SERIES II      $14.97        228
INVESCO V.I. GLOBAL REAL ESTATE FUND.......  1.65%      SERIES II      $14.88        893
INVESCO V.I. GLOBAL REAL ESTATE FUND.......  1.70%      SERIES II      $14.83        692

INVESCO V.I. HIGH YIELD FUND...............  0.30%      SERIES II      $ 9.87          2
INVESCO V.I. HIGH YIELD FUND...............  0.65%      SERIES II      $11.92         --
INVESCO V.I. HIGH YIELD FUND...............  1.10%      SERIES II      $ 9.24         48
INVESCO V.I. HIGH YIELD FUND...............  1.20%      SERIES II      $ 9.68        280
INVESCO V.I. HIGH YIELD FUND...............  1.25%      SERIES II      $ 9.67        512
INVESCO V.I. HIGH YIELD FUND...............  1.30%      SERIES II      $11.27      1,292
INVESCO V.I. HIGH YIELD FUND...............  1.55%      SERIES II      $11.13         77
INVESCO V.I. HIGH YIELD FUND...............  1.65%      SERIES II      $11.08        455
INVESCO V.I. HIGH YIELD FUND...............  1.70%      SERIES II      $11.05        302

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                               Units
                                        Contract                            Outstanding
                                        Charges*   Share Class** Unit Value (000's)***
                                        -------- --------------- ---------- -----------
INVESCO V.I. INTERNATIONAL GROWTH FUND.  0.30%      SERIES II      $ 9.87          4
INVESCO V.I. INTERNATIONAL GROWTH FUND.  0.65%      SERIES II      $11.94         --
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.10%      SERIES II      $ 8.95         68
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.20%      SERIES II      $ 9.68        188
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.25%      SERIES II      $ 9.67        194
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.30%      SERIES II      $13.24      2,021
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.55%      SERIES II      $13.04        150
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.65%      SERIES II      $12.95        382
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.70%      SERIES II      $12.91        326

INVESCO V.I. MID CAP CORE EQUITY FUND..  1.30%      SERIES II      $14.48        559
INVESCO V.I. MID CAP CORE EQUITY FUND..  1.55%      SERIES II      $14.25         24
INVESCO V.I. MID CAP CORE EQUITY FUND..  1.65%      SERIES II      $14.17         66
INVESCO V.I. MID CAP CORE EQUITY FUND..  1.70%      SERIES II      $14.12         46

INVESCO V.I. SMALL CAP EQUITY FUND.....  1.10%      SERIES II      $ 8.92         21
INVESCO V.I. SMALL CAP EQUITY FUND.....  1.20%      SERIES II      $ 9.87         64
INVESCO V.I. SMALL CAP EQUITY FUND.....  1.25%      SERIES II      $ 9.86         81
INVESCO V.I. SMALL CAP EQUITY FUND.....  1.30%      SERIES II      $18.77        387
INVESCO V.I. SMALL CAP EQUITY FUND.....  1.55%      SERIES II      $18.48         50
INVESCO V.I. SMALL CAP EQUITY FUND.....  1.65%      SERIES II      $18.37         67
INVESCO V.I. SMALL CAP EQUITY FUND.....  1.70%      SERIES II      $18.31         42

IVY FUNDS VIP ASSET STRATEGY...........  0.30%    COMMON SHARES    $ 9.09          1
IVY FUNDS VIP ASSET STRATEGY...........  1.10%    COMMON SHARES    $ 8.77         70
IVY FUNDS VIP ASSET STRATEGY...........  1.20%    COMMON SHARES    $ 8.92        375
IVY FUNDS VIP ASSET STRATEGY...........  1.25%    COMMON SHARES    $ 8.91        499
IVY FUNDS VIP ASSET STRATEGY...........  1.30%    COMMON SHARES    $11.08      1,837
IVY FUNDS VIP ASSET STRATEGY...........  1.55%    COMMON SHARES    $10.94         47
IVY FUNDS VIP ASSET STRATEGY...........  1.65%    COMMON SHARES    $10.89        617
IVY FUNDS VIP ASSET STRATEGY...........  1.70%    COMMON SHARES    $10.86        778

IVY FUNDS VIP DIVIDEND OPPORTUNITIES...  0.65%    COMMON SHARES    $15.31         --
IVY FUNDS VIP DIVIDEND OPPORTUNITIES...  1.30%    COMMON SHARES    $16.43        560
IVY FUNDS VIP DIVIDEND OPPORTUNITIES...  1.55%    COMMON SHARES    $16.18        125
IVY FUNDS VIP DIVIDEND OPPORTUNITIES...  1.65%    COMMON SHARES    $16.08        200
IVY FUNDS VIP DIVIDEND OPPORTUNITIES...  1.70%    COMMON SHARES    $16.03        106

IVY FUNDS VIP ENERGY...................  0.65%    COMMON SHARES    $ 8.82         --
IVY FUNDS VIP ENERGY...................  1.10%    COMMON SHARES    $ 6.99         75
IVY FUNDS VIP ENERGY...................  1.20%    COMMON SHARES    $ 6.59        251
IVY FUNDS VIP ENERGY...................  1.25%    COMMON SHARES    $ 6.58        454
IVY FUNDS VIP ENERGY...................  1.30%    COMMON SHARES    $ 9.54      1,617
IVY FUNDS VIP ENERGY...................  1.55%    COMMON SHARES    $ 9.40        202
IVY FUNDS VIP ENERGY...................  1.65%    COMMON SHARES    $ 9.34        351
IVY FUNDS VIP ENERGY...................  1.70%    COMMON SHARES    $ 9.31        286

IVY FUNDS VIP GLOBAL NATURAL RESOURCES.  0.65%    COMMON SHARES    $ 6.28          1
IVY FUNDS VIP GLOBAL NATURAL RESOURCES.  1.30%    COMMON SHARES    $ 6.52        902
IVY FUNDS VIP GLOBAL NATURAL RESOURCES.  1.55%    COMMON SHARES    $ 6.42         91
IVY FUNDS VIP GLOBAL NATURAL RESOURCES.  1.65%    COMMON SHARES    $ 6.38        267
IVY FUNDS VIP GLOBAL NATURAL RESOURCES.  1.70%    COMMON SHARES    $ 6.36        148

IVY FUNDS VIP HIGH INCOME..............  0.65%    COMMON SHARES    $12.83          2
IVY FUNDS VIP HIGH INCOME..............  1.30%    COMMON SHARES    $14.38      4,507
IVY FUNDS VIP HIGH INCOME..............  1.55%    COMMON SHARES    $14.15        340
IVY FUNDS VIP HIGH INCOME..............  1.65%    COMMON SHARES    $14.07      1,350
IVY FUNDS VIP HIGH INCOME..............  1.70%    COMMON SHARES    $14.02      1,408

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                                                Units
                                                         Contract                            Outstanding
                                                         Charges*   Share Class** Unit Value (000's)***
                                                         -------- --------------- ---------- -----------
IVY FUNDS VIP MICRO CAP GROWTH..........................  0.30%   COMMON SHARES     $ 9.61          3
IVY FUNDS VIP MICRO CAP GROWTH..........................  1.10%   COMMON SHARES     $ 8.90         20
IVY FUNDS VIP MICRO CAP GROWTH..........................  1.20%   COMMON SHARES     $ 9.42         99
IVY FUNDS VIP MICRO CAP GROWTH..........................  1.25%   COMMON SHARES     $ 9.41         85

IVY FUNDS VIP MID CAP GROWTH............................  1.30%   COMMON SHARES     $18.91      1,540
IVY FUNDS VIP MID CAP GROWTH............................  1.55%   COMMON SHARES     $18.62        128
IVY FUNDS VIP MID CAP GROWTH............................  1.65%   COMMON SHARES     $18.50        310
IVY FUNDS VIP MID CAP GROWTH............................  1.70%   COMMON SHARES     $18.45        317

IVY FUNDS VIP SCIENCE AND TECHNOLOGY....................  0.30%   COMMON SHARES     $10.89          2
IVY FUNDS VIP SCIENCE AND TECHNOLOGY....................  0.65%   COMMON SHARES     $18.78          3
IVY FUNDS VIP SCIENCE AND TECHNOLOGY....................  1.10%   COMMON SHARES     $ 9.04        119
IVY FUNDS VIP SCIENCE AND TECHNOLOGY....................  1.20%   COMMON SHARES     $10.67        402
IVY FUNDS VIP SCIENCE AND TECHNOLOGY....................  1.25%   COMMON SHARES     $10.66        291
IVY FUNDS VIP SCIENCE AND TECHNOLOGY....................  1.30%   COMMON SHARES     $20.84      1,755
IVY FUNDS VIP SCIENCE AND TECHNOLOGY....................  1.55%   COMMON SHARES     $20.52        198
IVY FUNDS VIP SCIENCE AND TECHNOLOGY....................  1.65%   COMMON SHARES     $20.39        453
IVY FUNDS VIP SCIENCE AND TECHNOLOGY....................  1.70%   COMMON SHARES     $20.33        295

IVY FUNDS VIP SMALL CAP GROWTH..........................  1.30%   COMMON SHARES     $17.56        839
IVY FUNDS VIP SMALL CAP GROWTH..........................  1.55%   COMMON SHARES     $17.29         78
IVY FUNDS VIP SMALL CAP GROWTH..........................  1.65%   COMMON SHARES     $17.18        247
IVY FUNDS VIP SMALL CAP GROWTH..........................  1.70%   COMMON SHARES     $17.13        186

JANUS ASPEN SERIES BALANCED PORTFOLIO...................  0.30%   SERVICE SHARES    $11.12          1
JANUS ASPEN SERIES BALANCED PORTFOLIO...................  1.10%   SERVICE SHARES    $ 9.72        248
JANUS ASPEN SERIES BALANCED PORTFOLIO...................  1.20%   SERVICE SHARES    $10.90        589
JANUS ASPEN SERIES BALANCED PORTFOLIO...................  1.25%   SERVICE SHARES    $10.89      1,059

JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO..............  0.30%   SERVICE SHARES    $10.36          5
JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO..............  1.10%   SERVICE SHARES    $ 9.78        168
JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO..............  1.20%   SERVICE SHARES    $10.16        432
JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO..............  1.25%   SERVICE SHARES    $10.15        445

JANUS ASPEN SERIES INTECH U.S. LOW VOLATILITY PORTFOLIO.  1.10%   SERVICE SHARES    $10.15         45
JANUS ASPEN SERIES INTECH U.S. LOW VOLATILITY PORTFOLIO.  1.20%   SERVICE SHARES    $12.14        129
JANUS ASPEN SERIES INTECH U.S. LOW VOLATILITY PORTFOLIO.  1.25%   SERVICE SHARES    $12.12        102

JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO....  1.10%      CLASS 2        $ 9.66         22
JPMORGAN INSURANCE TRUST GLOBAL ALLOCATION PORTFOLIO....  1.25%      CLASS 2        $ 9.65        737

JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO.......  1.25%      CLASS 2        $ 9.81        503

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.....  0.65%   SERVICE SHARES    $ 7.24          1
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.....  1.10%   SERVICE SHARES    $ 7.51         77
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.....  1.20%   SERVICE SHARES    $ 7.12        310
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.....  1.25%   SERVICE SHARES    $ 7.11        210
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.....  1.30%   SERVICE SHARES    $ 8.73      4,303
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.....  1.55%   SERVICE SHARES    $ 8.59        574
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.....  1.65%   SERVICE SHARES    $ 8.54      1,246
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.....  1.70%   SERVICE SHARES    $ 8.51        845

LEGG MASON BW ABSOLUTE RETURN OPPORTUNITIES VIT.........  1.30%      CLASS II       $ 9.21         33
LEGG MASON BW ABSOLUTE RETURN OPPORTUNITIES VIT.........  1.65%      CLASS II       $ 9.18          1
LEGG MASON BW ABSOLUTE RETURN OPPORTUNITIES VIT.........  1.70%      CLASS II       $ 9.18          3

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                                                  Units
                                                           Contract                            Outstanding
                                                           Charges*   Share Class** Unit Value (000's)***
                                                           -------- --------------- ---------- -----------
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO.......  0.30%      VC SHARES      $10.32          8
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO.......  1.10%      VC SHARES      $ 9.40        269
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO.......  1.20%      VC SHARES      $10.12        598
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO.......  1.25%      VC SHARES      $10.11        761
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO.......  1.30%      VC SHARES      $11.94      2,524
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO.......  1.55%      VC SHARES      $11.79        149
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO.......  1.65%      VC SHARES      $11.73        784
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO.......  1.70%      VC SHARES      $11.70      1,087

LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO........  1.30%      VC SHARES      $13.35        236
LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO........  1.55%      VC SHARES      $13.19         21
LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO........  1.65%      VC SHARES      $13.12         58
LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO........  1.70%      VC SHARES      $13.09         17

LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO.  1.30%      VC SHARES      $13.45        222
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO.  1.55%      VC SHARES      $13.28         29
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO.  1.65%      VC SHARES      $13.22         70
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO.  1.70%      VC SHARES      $13.18         38

MFS(R) INTERNATIONAL VALUE PORTFOLIO......................  0.30%    SERVICE CLASS    $10.90          4
MFS(R) INTERNATIONAL VALUE PORTFOLIO......................  1.10%    SERVICE CLASS    $ 9.60        244
MFS(R) INTERNATIONAL VALUE PORTFOLIO......................  1.20%    SERVICE CLASS    $10.69        589
MFS(R) INTERNATIONAL VALUE PORTFOLIO......................  1.25%    SERVICE CLASS    $10.68        795
MFS(R) INTERNATIONAL VALUE PORTFOLIO......................  1.30%    SERVICE CLASS    $15.85      5,208
MFS(R) INTERNATIONAL VALUE PORTFOLIO......................  1.55%    SERVICE CLASS    $15.61        432
MFS(R) INTERNATIONAL VALUE PORTFOLIO......................  1.65%    SERVICE CLASS    $15.51      1,261
MFS(R) INTERNATIONAL VALUE PORTFOLIO......................  1.70%    SERVICE CLASS    $15.46      1,260

MFS(R) INVESTORS TRUST SERIES.............................  0.65%    SERVICE CLASS    $16.79         --
MFS(R) INVESTORS TRUST SERIES.............................  1.10%    SERVICE CLASS    $ 9.70         31
MFS(R) INVESTORS TRUST SERIES.............................  1.20%    SERVICE CLASS    $11.32         36
MFS(R) INVESTORS TRUST SERIES.............................  1.25%    SERVICE CLASS    $11.30         55
MFS(R) INVESTORS TRUST SERIES.............................  1.30%    SERVICE CLASS    $17.87        302
MFS(R) INVESTORS TRUST SERIES.............................  1.55%    SERVICE CLASS    $17.59         47
MFS(R) INVESTORS TRUST SERIES.............................  1.65%    SERVICE CLASS    $17.48         73
MFS(R) INVESTORS TRUST SERIES.............................  1.70%    SERVICE CLASS    $17.43         56

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.....  1.30%    SERVICE CLASS    $18.24        345
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.....  1.55%    SERVICE CLASS    $17.96         63
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.....  1.65%    SERVICE CLASS    $17.85         78
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.....  1.70%    SERVICE CLASS    $17.80         44

MFS(R) RESEARCH SERIES....................................  1.10%    SERVICE CLASS    $ 9.67          8
MFS(R) RESEARCH SERIES....................................  1.20%    SERVICE CLASS    $11.32         31
MFS(R) RESEARCH SERIES....................................  1.25%    SERVICE CLASS    $11.31         65

MFS(R) TECHNOLOGY PORTFOLIO...............................  1.30%    SERVICE CLASS    $21.65        589
MFS(R) TECHNOLOGY PORTFOLIO...............................  1.55%    SERVICE CLASS    $21.31         87
MFS(R) TECHNOLOGY PORTFOLIO...............................  1.65%    SERVICE CLASS    $21.18        108
MFS(R) TECHNOLOGY PORTFOLIO...............................  1.70%    SERVICE CLASS    $21.12        126

MFS(R) UTILITIES SERIES...................................  1.10%    SERVICE CLASS    $ 8.16         71
MFS(R) UTILITIES SERIES...................................  1.20%    SERVICE CLASS    $ 9.29        279
MFS(R) UTILITIES SERIES...................................  1.25%    SERVICE CLASS    $ 9.28        459
MFS(R) UTILITIES SERIES...................................  1.30%    SERVICE CLASS    $15.36      1,516
MFS(R) UTILITIES SERIES...................................  1.55%    SERVICE CLASS    $15.12         99
MFS(R) UTILITIES SERIES...................................  1.65%    SERVICE CLASS    $15.03        286
MFS(R) UTILITIES SERIES...................................  1.70%    SERVICE CLASS    $14.98        355

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                                        Units
                                                 Contract                            Outstanding
                                                 Charges*   Share Class** Unit Value (000's)***
                                                 -------- --------------- ---------- -----------
MFS(R) VALUE SERIES.............................  0.30%   SERVICE CLASS     $11.41          3
MFS(R) VALUE SERIES.............................  1.10%   SERVICE CLASS     $ 9.65         95
MFS(R) VALUE SERIES.............................  1.20%   SERVICE CLASS     $11.19        138
MFS(R) VALUE SERIES.............................  1.25%   SERVICE CLASS     $11.18        286

MULTIMANAGER AGGRESSIVE EQUITY..................  1.30%         B           $18.66        360
MULTIMANAGER AGGRESSIVE EQUITY..................  1.55%         B           $80.45         25
MULTIMANAGER AGGRESSIVE EQUITY..................  1.65%         B           $18.03        190
MULTIMANAGER AGGRESSIVE EQUITY..................  1.70%         B           $76.86         15

MULTIMANAGER CORE BOND..........................  1.30%         B           $13.55      3,235
MULTIMANAGER CORE BOND..........................  1.55%         B           $14.03      1,421
MULTIMANAGER CORE BOND..........................  1.65%         B           $12.95      2,574
MULTIMANAGER CORE BOND..........................  1.70%         B           $13.73        663

MULTIMANAGER MID CAP GROWTH.....................  1.30%         B           $20.89        428
MULTIMANAGER MID CAP GROWTH.....................  1.55%         B           $16.43         83
MULTIMANAGER MID CAP GROWTH.....................  1.65%         B           $20.01        201
MULTIMANAGER MID CAP GROWTH.....................  1.70%         B           $16.09        135

MULTIMANAGER MID CAP VALUE......................  1.30%         B           $20.68        230
MULTIMANAGER MID CAP VALUE......................  1.55%         B           $18.58         42
MULTIMANAGER MID CAP VALUE......................  1.65%         B           $19.81        133
MULTIMANAGER MID CAP VALUE......................  1.70%         B           $18.18         68

MULTIMANAGER TECHNOLOGY.........................  1.10%         B           $10.02         33
MULTIMANAGER TECHNOLOGY.........................  1.20%         B           $12.57         39
MULTIMANAGER TECHNOLOGY.........................  1.25%         B           $12.55        112
MULTIMANAGER TECHNOLOGY.........................  1.30%         B           $10.28        135
MULTIMANAGER TECHNOLOGY.........................  1.30%         B           $22.77        225
MULTIMANAGER TECHNOLOGY.........................  1.55%         B           $18.79        110
MULTIMANAGER TECHNOLOGY.........................  1.65%         B           $10.25         61
MULTIMANAGER TECHNOLOGY.........................  1.65%         B           $21.81         91
MULTIMANAGER TECHNOLOGY.........................  1.70%         B           $10.24         54
MULTIMANAGER TECHNOLOGY.........................  1.70%         B           $18.39         56

NEUBERGER BERMAN ABSOLUTE RETURN MULTI-MANAGER
 PORTFOLIO......................................  1.10%   CLASS S SHARES    $ 9.18          9
NEUBERGER BERMAN ABSOLUTE RETURN MULTI-MANAGER
 PORTFOLIO......................................  1.20%   CLASS S SHARES    $ 9.23         33
NEUBERGER BERMAN ABSOLUTE RETURN MULTI-MANAGER
 PORTFOLIO......................................  1.25%   CLASS S SHARES    $ 9.23         53
NEUBERGER BERMAN ABSOLUTE RETURN MULTI-MANAGER
 PORTFOLIO......................................  1.30%   CLASS S SHARES    $ 9.22         33
NEUBERGER BERMAN ABSOLUTE RETURN MULTI-MANAGER
 PORTFOLIO......................................  1.65%   CLASS S SHARES    $ 9.17          9
NEUBERGER BERMAN ABSOLUTE RETURN MULTI-MANAGER
 PORTFOLIO......................................  1.70%   CLASS S SHARES    $ 9.16         30

NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO.  1.10%   CLASS S SHARES    $ 9.27         14
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO.  1.20%   CLASS S SHARES    $ 9.38         29
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO.  1.25%   CLASS S SHARES    $ 9.37         19
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO.  1.30%   CLASS S SHARES    $ 9.36        121
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO.  1.65%   CLASS S SHARES    $ 9.31         20
NEUBERGER BERMAN INTERNATIONAL EQUITY PORTFOLIO.  1.70%   CLASS S SHARES    $ 9.30         56

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                                              Units
                                                       Contract                            Outstanding
                                                       Charges*   Share Class** Unit Value (000's)***
                                                       -------- --------------- ---------- -----------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.......  0.65%    ADVISOR CLASS    $ 5.03          1
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.......  1.10%    ADVISOR CLASS    $ 7.38         12
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.......  1.20%    ADVISOR CLASS    $ 5.74        111
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.......  1.25%    ADVISOR CLASS    $ 5.74        106
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.......  1.30%    ADVISOR CLASS    $ 6.08      1,435
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.......  1.55%    ADVISOR CLASS    $ 5.99        127
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.......  1.65%    ADVISOR CLASS    $ 5.95        459
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.......  1.70%    ADVISOR CLASS    $ 5.93        342

PIMCO EMERGING MARKETS BOND PORTFOLIO.................  1.10%    ADVISOR CLASS    $ 9.24         12
PIMCO EMERGING MARKETS BOND PORTFOLIO.................  1.20%    ADVISOR CLASS    $ 9.46         65
PIMCO EMERGING MARKETS BOND PORTFOLIO.................  1.25%    ADVISOR CLASS    $ 9.45         56
PIMCO EMERGING MARKETS BOND PORTFOLIO.................  1.30%    ADVISOR CLASS    $11.99        781
PIMCO EMERGING MARKETS BOND PORTFOLIO.................  1.55%    ADVISOR CLASS    $11.80        143
PIMCO EMERGING MARKETS BOND PORTFOLIO.................  1.65%    ADVISOR CLASS    $11.73        283
PIMCO EMERGING MARKETS BOND PORTFOLIO.................  1.70%    ADVISOR CLASS    $11.69        171

PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED)................  0.30%    ADVISOR CLASS    $ 9.37          3
PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED)................  1.10%    ADVISOR CLASS    $ 9.59          9
PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED)................  1.20%    ADVISOR CLASS    $ 9.19         42
PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED)................  1.25%    ADVISOR CLASS    $ 9.18         48

PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO.  1.20%    ADVISOR CLASS    $10.04         42
PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO.  1.25%    ADVISOR CLASS    $10.03         37

PIMCO REAL RETURN PORTFOLIO...........................  1.30%    ADVISOR CLASS    $10.97      3,271
PIMCO REAL RETURN PORTFOLIO...........................  1.55%    ADVISOR CLASS    $10.80        363
PIMCO REAL RETURN PORTFOLIO...........................  1.65%    ADVISOR CLASS    $10.73      1,230
PIMCO REAL RETURN PORTFOLIO...........................  1.70%    ADVISOR CLASS    $10.70        725

PIMCO TOTAL RETURN PORTFOLIO..........................  0.30%    ADVISOR CLASS    $10.28          8
PIMCO TOTAL RETURN PORTFOLIO..........................  0.65%    ADVISOR CLASS    $10.93          2
PIMCO TOTAL RETURN PORTFOLIO..........................  1.10%    ADVISOR CLASS    $ 9.81         87
PIMCO TOTAL RETURN PORTFOLIO..........................  1.20%    ADVISOR CLASS    $10.08        404
PIMCO TOTAL RETURN PORTFOLIO..........................  1.25%    ADVISOR CLASS    $10.07        473
PIMCO TOTAL RETURN PORTFOLIO..........................  1.30%    ADVISOR CLASS    $11.57      6,778
PIMCO TOTAL RETURN PORTFOLIO..........................  1.55%    ADVISOR CLASS    $11.39        652
PIMCO TOTAL RETURN PORTFOLIO..........................  1.65%    ADVISOR CLASS    $11.32      2,179
PIMCO TOTAL RETURN PORTFOLIO..........................  1.70%    ADVISOR CLASS    $11.29      1,672

PROFUND VP BEAR.......................................  1.30%    COMMON SHARES    $ 3.34         38
PROFUND VP BEAR.......................................  1.55%    COMMON SHARES    $ 3.29         25
PROFUND VP BEAR.......................................  1.65%    COMMON SHARES    $ 3.27          9
PROFUND VP BEAR.......................................  1.70%    COMMON SHARES    $ 3.26          2

PROFUND VP BIOTECHNOLOGY..............................  0.65%    COMMON SHARES    $32.56          2
PROFUND VP BIOTECHNOLOGY..............................  1.30%    COMMON SHARES    $33.17      1,074
PROFUND VP BIOTECHNOLOGY..............................  1.55%    COMMON SHARES    $32.66        112
PROFUND VP BIOTECHNOLOGY..............................  1.65%    COMMON SHARES    $32.46        271
PROFUND VP BIOTECHNOLOGY..............................  1.70%    COMMON SHARES    $32.36        255

PUTNAM VT ABSOLUTE RETURN 500 FUND....................  1.10%          B          $ 9.77         17
PUTNAM VT ABSOLUTE RETURN 500 FUND....................  1.20%          B          $10.16         57
PUTNAM VT ABSOLUTE RETURN 500 FUND....................  1.25%          B          $10.15         87

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

                                                                                           Units
                                                    Contract                            Outstanding
                                                    Charges*   Share Class** Unit Value (000's)***
                                                    -------- --------------- ---------- -----------
PUTNAM VT DIVERSIFIED INCOME FUND..................  1.10%          B          $ 9.65         69
PUTNAM VT DIVERSIFIED INCOME FUND..................  1.20%          B          $ 9.28         65
PUTNAM VT DIVERSIFIED INCOME FUND..................  1.25%          B          $ 9.27        113
PUTNAM VT DIVERSIFIED INCOME FUND..................  1.30%          B          $ 9.26        208
PUTNAM VT DIVERSIFIED INCOME FUND..................  1.65%          B          $ 9.21         33
PUTNAM VT DIVERSIFIED INCOME FUND..................  1.70%          B          $ 9.20         29

PUTNAM VT GLOBAL ASSET ALLOCATION FUND.............  1.10%          B          $ 9.78         94
PUTNAM VT GLOBAL ASSET ALLOCATION FUND.............  1.25%          B          $ 9.78         28

PUTNAM VT RESEARCH FUND............................  1.10%          B          $ 9.67         --
PUTNAM VT RESEARCH FUND............................  1.25%          B          $ 9.67          1

QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO.  1.10%      CLASS II       $ 9.15          1
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO.  1.20%      CLASS II       $ 9.39         51
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO.  1.25%      CLASS II       $ 9.38         32
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO.  1.30%      CLASS II       $ 9.38        189
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO.  1.65%      CLASS II       $ 9.32         34
QS LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO.  1.70%      CLASS II       $ 9.32         81

SEI VP BALANCED STRATEGY FUND......................  1.10%      CLASS III      $ 9.21         21
SEI VP BALANCED STRATEGY FUND......................  1.20%      CLASS III      $ 9.82        212
SEI VP BALANCED STRATEGY FUND......................  1.25%      CLASS III      $ 9.81        285

SEI VP CONSERVATIVE STRATEGY FUND..................  1.10%      CLASS III      $ 9.70          6
SEI VP CONSERVATIVE STRATEGY FUND..................  1.20%      CLASS III      $10.00        131
SEI VP CONSERVATIVE STRATEGY FUND..................  1.25%      CLASS III      $ 9.99        744

SEI VP MARKET GROWTH STRATEGY FUND.................  1.10%      CLASS III      $ 9.14         38
SEI VP MARKET GROWTH STRATEGY FUND.................  1.20%      CLASS III      $ 9.83        415
SEI VP MARKET GROWTH STRATEGY FUND.................  1.25%      CLASS III      $ 9.82        230

SEI VP MARKET PLUS STRATEGY FUND...................  1.10%      CLASS III      $ 9.04          4
SEI VP MARKET PLUS STRATEGY FUND...................  1.20%      CLASS III      $ 9.96         64
SEI VP MARKET PLUS STRATEGY FUND...................  1.25%      CLASS III      $ 9.95         83

SEI VP MODERATE STRATEGY FUND......................  1.10%      CLASS III      $ 9.52        142
SEI VP MODERATE STRATEGY FUND......................  1.20%      CLASS III      $10.13        154
SEI VP MODERATE STRATEGY FUND......................  1.25%      CLASS III      $10.11        531

T. ROWE PRICE EQUITY INCOME PORTFOLIO-II...........  1.10%      CLASS II       $ 9.12         19
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II...........  1.20%      CLASS II       $ 9.99         86
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II...........  1.25%      CLASS II       $ 9.98        138

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.........  0.30%      CLASS II       $15.45         --
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.........  0.65%      CLASS II       $32.70          2
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.........  1.10%      CLASS II       $ 9.88        261
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.........  1.20%      CLASS II       $15.15        514
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.........  1.25%      CLASS II       $15.13        459
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.........  1.30%      CLASS II       $36.07      2,006
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.........  1.55%      CLASS II       $35.51        173
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.........  1.65%      CLASS II       $35.29        480
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II.........  1.70%      CLASS II       $35.18        418

TEMPLETON DEVELOPING MARKETS VIP FUND..............  1.30%       CLASS 2       $ 7.78        623
TEMPLETON DEVELOPING MARKETS VIP FUND..............  1.55%       CLASS 2       $ 7.66         68
TEMPLETON DEVELOPING MARKETS VIP FUND..............  1.65%       CLASS 2       $ 7.61        173
TEMPLETON DEVELOPING MARKETS VIP FUND..............  1.70%       CLASS 2       $ 7.59        111

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2015

                                                                                             Units
                                                      Contract                            Outstanding
                                                      Charges*   Share Class** Unit Value (000's)***
                                                      -------- --------------- ---------- -----------
TEMPLETON FOREIGN VIP FUND...........................  1.30%      CLASS 2        $10.91        503
TEMPLETON FOREIGN VIP FUND...........................  1.55%      CLASS 2        $10.74         52
TEMPLETON FOREIGN VIP FUND...........................  1.65%      CLASS 2        $10.67        135
TEMPLETON FOREIGN VIP FUND...........................  1.70%      CLASS 2        $10.64        191

TEMPLETON GLOBAL BOND VIP FUND.......................  0.30%      CLASS 2        $ 9.72          2
TEMPLETON GLOBAL BOND VIP FUND.......................  0.65%      CLASS 2        $10.83          2
TEMPLETON GLOBAL BOND VIP FUND.......................  1.10%      CLASS 2        $ 9.33        196
TEMPLETON GLOBAL BOND VIP FUND.......................  1.20%      CLASS 2        $ 9.53        624
TEMPLETON GLOBAL BOND VIP FUND.......................  1.25%      CLASS 2        $ 9.52        778
TEMPLETON GLOBAL BOND VIP FUND.......................  1.30%      CLASS 2        $12.01      6,273
TEMPLETON GLOBAL BOND VIP FUND.......................  1.55%      CLASS 2        $11.83        554
TEMPLETON GLOBAL BOND VIP FUND.......................  1.65%      CLASS 2        $11.76      1,871
TEMPLETON GLOBAL BOND VIP FUND.......................  1.70%      CLASS 2        $11.72      1,805

TEMPLETON GROWTH VIP FUND............................  1.30%      CLASS 2        $12.92        113
TEMPLETON GROWTH VIP FUND............................  1.55%      CLASS 2        $12.72         15
TEMPLETON GROWTH VIP FUND............................  1.65%      CLASS 2        $12.65         19
TEMPLETON GROWTH VIP FUND............................  1.70%      CLASS 2        $12.61          2

VAN ECK VIP GLOBAL HARD ASSETS FUND..................  0.30%   CLASS S SHARES    $ 5.20          4
VAN ECK VIP GLOBAL HARD ASSETS FUND..................  0.65%   CLASS S SHARES    $ 5.43          1
VAN ECK VIP GLOBAL HARD ASSETS FUND..................  1.10%   CLASS S SHARES    $ 5.97         16
VAN ECK VIP GLOBAL HARD ASSETS FUND..................  1.20%   CLASS S SHARES    $ 5.10        114
VAN ECK VIP GLOBAL HARD ASSETS FUND..................  1.25%   CLASS S SHARES    $ 5.09         76
VAN ECK VIP GLOBAL HARD ASSETS FUND..................  1.30%   CLASS S SHARES    $ 6.21      1,979
VAN ECK VIP GLOBAL HARD ASSETS FUND..................  1.55%   CLASS S SHARES    $ 6.12        226
VAN ECK VIP GLOBAL HARD ASSETS FUND..................  1.65%   CLASS S SHARES    $ 6.08        487
VAN ECK VIP GLOBAL HARD ASSETS FUND..................  1.70%   CLASS S SHARES    $ 6.06        285

VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND.  1.10%   INITIAL CLASS     $ 8.62          8
VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND.  1.20%   INITIAL CLASS     $ 8.45         37
VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND.  1.25%   INITIAL CLASS     $ 8.44         24

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 are denoted by a --.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                       7TWELVE/TM/  AB VPS BALANCED  AB VPS GLOBAL  AB VPS GROWTH
                                                                         BALANCED   WEALTH STRATEGY THEMATIC GROWTH  AND INCOME
                                                                        PORTFOLIO     PORTFOLIO**     PORTFOLIO**    PORTFOLIO**
                                                                       -----------  --------------- --------------- -------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios...................................... $   400,125     $ 107,388        $    --        $5,255
  Expenses:
   Asset-based charges................................................   1,178,759        75,692          1,113         4,676
                                                                       -----------     ---------        -------        ------

Net Investment Income (Loss)..........................................    (778,634)       31,696         (1,113)          579
                                                                       -----------     ---------        -------        ------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................     139,561         7,680          1,073           187
   Net realized gain distribution from the Portfolios.................          --       490,410             --            --
                                                                       -----------     ---------        -------        ------
  Net realized gain (loss) on investments.............................     139,561       498,090          1,073           187
                                                                       -----------     ---------        -------        ------

  Net change in unrealized appreciation (depreciation) of investments.  (6,892,222)     (541,662)        (2,302)        1,750
                                                                       -----------     ---------        -------        ------

Net Realized and Unrealized Gain (Loss) on Investments................  (6,752,661)      (43,572)        (1,229)        1,937
                                                                       -----------     ---------        -------        ------

Net Increase (Decrease) in Net Assets Resulting from Operations....... $(7,531,295)    $ (11,876)       $(2,342)       $2,516
                                                                       ===========     =========        =======        ======

                                                                          AB VPS       AB VPS
                                                                       INTERNATIONAL REAL ESTATE
                                                                          GROWTH     INVESTMENT
                                                                        PORTFOLIO**  PORTFOLIO**
                                                                       ------------- -----------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................   $   5,620    $ 14,965
  Expenses:
   Asset-based charges................................................     130,181      11,288
                                                                         ---------    --------

Net Investment Income (Loss)..........................................    (124,561)      3,677
                                                                         ---------    --------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................     110,231     (15,852)
   Net realized gain distribution from the Portfolios.................          --      95,260
                                                                         ---------    --------
  Net realized gain (loss) on investments.............................     110,231      79,408
                                                                         ---------    --------

  Net change in unrealized appreciation (depreciation) of investments.    (342,629)    (75,002)
                                                                         ---------    --------

Net Realized and Unrealized Gain (Loss) on Investments................    (232,398)      4,406
                                                                         ---------    --------

Net Increase (Decrease) in Net Assets Resulting from Operations.......   $(356,959)   $  8,083
                                                                         =========    ========

-----------
The accompanying notes are an integral part of these financial statements.
** Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                            AB VPS        ALL ASSET   ALL ASSET   ALL ASSET
                                                                         SMALL/MID CAP   AGGRESSIVE- AGGRESSIVE- AGGRESSIVE-
                                                                       VALUE PORTFOLIO**   ALT 25*     ALT 50*     ALT 75*
                                                                       ----------------- ----------- ----------- -----------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................     $   2,208      $  70,570   $  41,655   $  53,392
  Expenses:
   Asset-based charges................................................         4,902        114,368       4,200       6,519
                                                                           ---------      ---------   ---------   ---------

Net Investment Income (Loss)..........................................        (2,694)       (43,798)     37,455      46,873
                                                                           ---------      ---------   ---------   ---------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................       (17,654)        25,134        (991)     (2,638)
   Net realized gain distribution from the Portfolios.................        67,941        139,604     163,928     125,824
                                                                           ---------      ---------   ---------   ---------
  Net realized gain (loss) on investments.............................        50,287        164,738     162,937     123,186
                                                                           ---------      ---------   ---------   ---------

  Net change in unrealized appreciation (depreciation) of investments.      (105,936)      (655,260)   (503,535)   (591,207)
                                                                           ---------      ---------   ---------   ---------

Net Realized and Unrealized Gain (Loss) on Investments................       (55,649)      (490,522)   (340,598)   (468,021)
                                                                           ---------      ---------   ---------   ---------

Net Increase (Decrease) in Net Assets Resulting from Operations.......     $ (58,343)     $(534,320)  $(303,143)  $(421,148)
                                                                           =========      =========   =========   =========

                                                                        ALL ASSET     ALL ASSET
                                                                         GROWTH-       MODERATE
                                                                         ALT 20*    GROWTH-ALT 15*
                                                                       -----------  --------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios...................................... $   125,303    $ 104,797
  Expenses:
   Asset-based charges................................................     200,032      154,852
                                                                       -----------    ---------

Net Investment Income (Loss)..........................................     (74,729)     (50,055)
                                                                       -----------    ---------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................     (76,654)      31,221
   Net realized gain distribution from the Portfolios.................     428,083      128,684
                                                                       -----------    ---------
  Net realized gain (loss) on investments.............................     351,429      159,905
                                                                       -----------    ---------

  Net change in unrealized appreciation (depreciation) of investments.  (1,146,107)    (749,371)
                                                                       -----------    ---------

Net Realized and Unrealized Gain (Loss) on Investments................    (794,678)    (589,466)
                                                                       -----------    ---------

Net Increase (Decrease) in Net Assets Resulting from Operations....... $  (869,407)   $(639,521)
                                                                       ===========    =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
** Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                                          AMERICAN    AMERICAN    AMERICAN
                                                                       ALPS | RED ROCKS   CENTURY     CENTURY     CENTURY
                                                                        LISTED PRIVATE  VP INFLATION  VP LARGE   VP MID CAP
                                                                            EQUITY       PROTECTION   COMPANY      VALUE
                                                                         PORTFOLIO(4)       FUND       VALUE        FUND
                                                                       ---------------- ------------ ---------  -----------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................     $ 1,059       $  55,965   $  35,042  $   906,538
  Expenses:
   Asset-based charges................................................         924          36,027      37,524      847,350
                                                                           -------       ---------   ---------  -----------

Net Investment Income (Loss)..........................................         135          19,938      (2,482)      59,188
                                                                           -------       ---------   ---------  -----------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................        (216)        (46,823)     74,328    1,026,959
   Net realized gain distribution from the Portfolios.................         171              --       4,138    2,415,759
                                                                           -------       ---------   ---------  -----------
  Net realized gain (loss) on investments.............................         (45)        (46,823)     78,466    3,442,718
                                                                           -------       ---------   ---------  -----------

  Net change in unrealized appreciation (depreciation) of investments.      (9,427)        (94,712)   (221,934)  (5,520,076)
                                                                           -------       ---------   ---------  -----------

Net Realized and Unrealized Gain (Loss) on Investments................      (9,472)       (141,535)   (143,468)  (2,077,358)
                                                                           -------       ---------   ---------  -----------

Net Increase (Decrease) in Net Assets Resulting from Operations.......     $(9,337)      $(121,597)  $(145,950) $(2,018,170)
                                                                           =======       =========   =========  ===========

                                                                          AMERICAN
                                                                            FUNDS         AMERICAN
                                                                          INSURANCE        FUNDS
                                                                       SERIES(R) ASSET   INSURANCE
                                                                         ALLOCATION    SERIES(R) BOND
                                                                          FUND/SM/        FUND/SM/
                                                                       --------------- --------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................    $ 241,780      $ 396,578
  Expenses:
   Asset-based charges................................................      127,458        281,536
                                                                          ---------      ---------

Net Investment Income (Loss)..........................................      114,322        115,042
                                                                          ---------      ---------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................     (111,599)       (10,608)
   Net realized gain distribution from the Portfolios.................      704,308        361,675
                                                                          ---------      ---------
  Net realized gain (loss) on investments.............................      592,709        351,067
                                                                          ---------      ---------

  Net change in unrealized appreciation (depreciation) of investments.     (683,807)      (863,347)
                                                                          ---------      ---------

Net Realized and Unrealized Gain (Loss) on Investments................      (91,098)      (512,280)
                                                                          ---------      ---------

Net Increase (Decrease) in Net Assets Resulting from Operations.......    $  23,224      $(397,238)
                                                                          =========      =========

-----------
The accompanying notes are an integral part of these financial statements.
(4)Units were made available on July 20, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                            AMERICAN
                                                                                             FUNDS
                                                                           AMERICAN        INSURANCE         AMERICAN
                                                                            FUNDS       SERIES(R) GLOBAL       FUNDS
                                                                          INSURANCE          SMALL           INSURANCE
                                                                       SERIES(R) GLOBAL  CAPITALIZATION  SERIES(R) GROWTH-
                                                                       GROWTH FUND/SM/      FUND/SM/      INCOME FUND/SM/
                                                                       ---------------- ---------------- -----------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................     $ 25,944       $        --        $  58,333
  Expenses:
   Asset-based charges................................................       23,918           139,541           37,733
                                                                           --------       -----------        ---------

Net Investment Income (Loss)..........................................        2,026          (139,541)          20,600
                                                                           --------       -----------        ---------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................      (26,396)          142,758          (57,872)
   Net realized gain distribution from the Portfolios.................      180,812           765,959          436,014
                                                                           --------       -----------        ---------
  Net realized gain (loss) on investments.............................      154,416           908,717          378,142
                                                                           --------       -----------        ---------

  Net change in unrealized appreciation (depreciation) of investments.      (86,320)       (1,267,555)        (425,922)
                                                                           --------       -----------        ---------

Net Realized and Unrealized Gain (Loss) on Investments................       68,096          (358,838)         (47,780)
                                                                           --------       -----------        ---------

Net Increase (Decrease) in Net Assets Resulting from Operations.......     $ 70,122       $  (498,379)       $ (27,180)
                                                                           ========       ===========        =========

                                                                                                   AMERICAN
                                                                              AMERICAN               FUNDS
                                                                                FUNDS              INSURANCE       AMERICAN
                                                                              INSURANCE        SERIES(R) MANAGED     FUNDS
                                                                       SERIES(R) INTERNATIONAL    RISK ASSET       INSURANCE
                                                                             GROWTH AND           ALLOCATION     SERIES(R) NEW
                                                                           INCOME FUND/SM/         FUND/SM/      WORLD FUND(R)
                                                                       ----------------------- ----------------- -------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................        $  58,327            $  85,871      $   145,645
  Expenses:
   Asset-based charges................................................           28,536               79,519          353,845
                                                                              ---------            ---------      -----------

Net Investment Income (Loss)..........................................           29,791                6,352         (208,200)
                                                                              ---------            ---------      -----------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................          (79,580)              63,631         (934,469)
   Net realized gain distribution from the Portfolios.................           45,763              120,814        1,382,365
                                                                              ---------            ---------      -----------
  Net realized gain (loss) on investments.............................          (33,817)             184,445          447,896
                                                                              ---------            ---------      -----------

  Net change in unrealized appreciation (depreciation) of investments.         (233,313)            (334,700)      (1,731,045)
                                                                              ---------            ---------      -----------

Net Realized and Unrealized Gain (Loss) on Investments................         (267,130)            (150,255)      (1,283,149)
                                                                              ---------            ---------      -----------

Net Increase (Decrease) in Net Assets Resulting from Operations.......        $(237,339)           $(143,903)     $(1,491,349)
                                                                              =========            =========      ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                         AXA 400       AXA 500     AXA 2000        AXA
                                                                         MANAGED       MANAGED      MANAGED    AGGRESSIVE
                                                                       VOLATILITY*   VOLATILITY*  VOLATILITY*  ALLOCATION*
                                                                       -----------  ------------  -----------  -----------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios...................................... $   412,280  $  1,611,997  $   312,541  $   184,215
  Expenses:
   Asset-based charges................................................   1,099,554     2,599,212    1,149,425      276,772
                                                                       -----------  ------------  -----------  -----------

Net Investment Income (Loss)..........................................    (687,274)     (987,215)    (836,884)     (92,557)
                                                                       -----------  ------------  -----------  -----------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................   2,696,903     9,734,869    2,200,246      291,668
   Net realized gain distribution from the Portfolios.................   3,945,724     3,049,815    3,144,488    1,181,807
                                                                       -----------  ------------  -----------  -----------
  Net realized gain (loss) on investments.............................   6,642,627    12,784,684    5,344,734    1,473,475
                                                                       -----------  ------------  -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.  (9,254,336)  (13,364,371)  (9,440,090)  (1,925,924)
                                                                       -----------  ------------  -----------  -----------

Net Realized and Unrealized Gain (Loss) on Investments................  (2,611,709)     (579,687)  (4,095,356)    (452,449)
                                                                       -----------  ------------  -----------  -----------

Net Increase (Decrease) in Net Assets Resulting from Operations....... $(3,298,983) $ (1,566,902) $(4,932,240) $  (545,006)
                                                                       ===========  ============  ===========  ===========

                                                                           AXA            AXA
                                                                        AGGRESSIVE     BALANCED
                                                                        STRATEGY*      STRATEGY*
                                                                       ------------  ------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios...................................... $ 28,003,259  $ 25,103,054
  Expenses:
   Asset-based charges................................................   28,080,343    34,328,988
                                                                       ------------  ------------

Net Investment Income (Loss)..........................................      (77,084)   (9,225,934)
                                                                       ------------  ------------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................    9,682,405    19,883,149
   Net realized gain distribution from the Portfolios.................   22,578,005    20,032,646
                                                                       ------------  ------------
  Net realized gain (loss) on investments.............................   32,260,410    39,915,795
                                                                       ------------  ------------

  Net change in unrealized appreciation (depreciation) of investments.  (93,780,235)  (84,028,324)
                                                                       ------------  ------------

Net Realized and Unrealized Gain (Loss) on Investments................  (61,519,825)  (44,112,529)
                                                                       ------------  ------------

Net Increase (Decrease) in Net Assets Resulting from Operations....... $(61,596,909) $(53,338,463)
                                                                       ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                           AXA                          AXA
                                                                       CONSERVATIVE      AXA       GLOBAL EQUITY      AXA
                                                                          GROWTH     CONSERVATIVE     MANAGED       GROWTH
                                                                        STRATEGY*     STRATEGY*     VOLATILITY*    STRATEGY*
                                                                       ------------  ------------  ------------- -------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios...................................... $ 11,125,734  $  5,696,870    $ 140,874   $  35,963,276
  Expenses:
   Asset-based charges................................................   15,896,167     9,263,536      220,961      40,574,454
                                                                       ------------  ------------    ---------   -------------

Net Investment Income (Loss)..........................................   (4,770,433)   (3,566,666)     (80,087)     (4,611,178)
                                                                       ------------  ------------    ---------   -------------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................    9,297,596     5,382,533      395,056      18,194,328
   Net realized gain distribution from the Portfolios.................    7,565,395       940,194           --      31,417,269
                                                                       ------------  ------------    ---------   -------------
  Net realized gain (loss) on investments.............................   16,862,991     6,322,727      395,056      49,611,597
                                                                       ------------  ------------    ---------   -------------

  Net change in unrealized appreciation (depreciation) of investments.  (34,172,045)  (13,594,427)    (797,838)   (123,376,672)
                                                                       ------------  ------------    ---------   -------------

Net Realized and Unrealized Gain (Loss) on Investments................  (17,309,054)   (7,271,700)    (402,782)    (73,765,075)
                                                                       ------------  ------------    ---------   -------------

Net Increase (Decrease) in Net Assets Resulting from Operations....... $(22,079,487) $(10,838,366)   $(482,869)  $ (78,376,253)
                                                                       ============  ============    =========   =============

                                                                            AXA           AXA
                                                                       INTERNATIONAL INTERNATIONAL
                                                                       CORE MANAGED     MANAGED
                                                                        VOLATILITY*   VOLATILITY*
                                                                       ------------- -------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................   $   7,435    $    45,584
  Expenses:
   Asset-based charges................................................     185,575      1,776,859
                                                                         ---------    -----------

Net Investment Income (Loss)..........................................    (178,140)    (1,731,275)
                                                                         ---------    -----------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................     142,755        131,005
   Net realized gain distribution from the Portfolios.................          --      3,449,071
                                                                         ---------    -----------
  Net realized gain (loss) on investments.............................     142,755      3,580,076
                                                                         ---------    -----------

  Net change in unrealized appreciation (depreciation) of investments.    (714,434)    (5,902,713)
                                                                         ---------    -----------

Net Realized and Unrealized Gain (Loss) on Investments................    (571,679)    (2,322,637)
                                                                         ---------    -----------

Net Increase (Decrease) in Net Assets Resulting from Operations.......   $(749,819)   $(4,053,912)
                                                                         =========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                        AXA LARGE
                                                                       AXA INTERNATIONAL AXA LARGE CAP CAP GROWTH   AXA LARGE CAP
                                                                         VALUE MANAGED   CORE MANAGED    MANAGED    VALUE MANAGED
                                                                          VOLATILITY*     VOLATILITY*  VOLATILITY*   VOLATILITY*
                                                                       ----------------- ------------- -----------  -------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................     $   4,082       $  79,271   $    67,752   $   488,300
  Expenses:
   Asset-based charges................................................        58,225         112,363       335,171       324,420
                                                                           ---------       ---------   -----------   -----------

Net Investment Income (Loss)..........................................       (54,143)        (33,092)     (267,419)      163,880
                                                                           ---------       ---------   -----------   -----------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................        25,010         288,071     1,233,960       763,334
   Net realized gain distribution from the Portfolios.................            --         117,336     1,022,312            --
                                                                           ---------       ---------   -----------   -----------
  Net realized gain (loss) on investments.............................        25,010         405,407     2,256,272       763,334
                                                                           ---------       ---------   -----------   -----------

  Net change in unrealized appreciation (depreciation) of investments.      (146,670)       (474,415)   (1,465,905)   (2,367,469)
                                                                           ---------       ---------   -----------   -----------

Net Realized and Unrealized Gain (Loss) on Investments................      (121,660)        (69,008)      790,367    (1,604,135)
                                                                           ---------       ---------   -----------   -----------

Net Increase (Decrease) in Net Assets Resulting from Operations.......     $(175,803)      $(102,100)  $   522,948   $(1,440,255)
                                                                           =========       =========   ===========   ===========

                                                                        AXA MID CAP
                                                                       VALUE MANAGED AXA MODERATE
                                                                        VOLATILITY*  ALLOCATION*
                                                                       ------------- ------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................  $   101,461  $   937,930
  Expenses:
   Asset-based charges................................................      176,365    1,391,477
                                                                        -----------  -----------

Net Investment Income (Loss)..........................................      (74,904)    (453,547)
                                                                        -----------  -----------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................      560,416      (82,843)
   Net realized gain distribution from the Portfolios.................           --    3,862,061
                                                                        -----------  -----------
  Net realized gain (loss) on investments.............................      560,416    3,779,218
                                                                        -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.   (1,166,916)  (5,854,549)
                                                                        -----------  -----------

Net Realized and Unrealized Gain (Loss) on Investments................     (606,500)  (2,075,331)
                                                                        -----------  -----------

Net Increase (Decrease) in Net Assets Resulting from Operations.......  $  (681,404) $(2,528,878)
                                                                        ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                        AXA MODERATE
                                                                           GROWTH     AXA MODERATE-PLUS AXA NATURAL AXA SMARTBETA
                                                                         STRATEGY*       ALLOCATION*    RESOURCES*     EQUITY*
                                                                       -------------  ----------------- ----------- -------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios...................................... $  58,089,692     $   433,618     $  73,316    $155,517
  Expenses:
   Asset-based charges................................................    75,261,311         637,526        25,256       5,668
                                                                       -------------     -----------     ---------    --------

Net Investment Income (Loss)..........................................   (17,171,619)       (203,908)       48,060     149,849
                                                                       -------------     -----------     ---------    --------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................    52,714,851         213,368      (833,873)      2,147
   Net realized gain distribution from the Portfolios.................    52,310,379       2,160,776            --      17,989
                                                                       -------------     -----------     ---------    --------
  Net realized gain (loss) on investments.............................   105,025,230       2,374,144      (833,873)     20,136
                                                                       -------------     -----------     ---------    --------

  Net change in unrealized appreciation (depreciation) of investments.  (210,970,238)     (3,396,343)       78,080     (39,339)
                                                                       -------------     -----------     ---------    --------

Net Realized and Unrealized Gain (Loss) on Investments................  (105,945,008)     (1,022,199)     (755,793)    (19,203)
                                                                       -------------     -----------     ---------    --------

Net Increase (Decrease) in Net Assets Resulting from Operations....... $(123,116,627)    $(1,226,107)    $(707,733)   $130,646
                                                                       =============     ===========     =========    ========

                                                                        AXA ULTRA
                                                                       CONSERVATIVE AXA/AB DYNAMIC
                                                                        STRATEGY*     GROWTH*(3)
                                                                       ------------ --------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................  $ 223,994    $   183,381
  Expenses:
   Asset-based charges................................................    201,726        556,695
                                                                        ---------    -----------

Net Investment Income (Loss)..........................................     22,268       (373,314)
                                                                        ---------    -----------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................    238,012        (39,423)
   Net realized gain distribution from the Portfolios.................     72,188         29,623
                                                                        ---------    -----------
  Net realized gain (loss) on investments.............................    310,200         (9,800)
                                                                        ---------    -----------

  Net change in unrealized appreciation (depreciation) of investments.   (412,209)    (2,009,856)
                                                                        ---------    -----------

Net Realized and Unrealized Gain (Loss) on Investments................   (102,009)    (2,019,656)
                                                                        ---------    -----------

Net Increase (Decrease) in Net Assets Resulting from Operations.......  $ (79,741)   $(2,392,970)
                                                                        =========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(3)Units were made available on May 26, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                                      AXA/AB SHORT
                                                                       AXA/AB DYNAMIC   DURATION     AXA/AB
                                                                          MODERATE     GOVERNMENT   SMALL CAP
                                                                          GROWTH*        BOND*       GROWTH*
                                                                       -------------- ------------ -----------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................  $ 17,913,005    $     --   $    23,516
  Expenses:
   Asset-based charges................................................    33,062,103      12,817       675,078
                                                                        ------------    --------   -----------

Net Investment Income (Loss)..........................................   (15,149,098)    (12,817)     (651,562)
                                                                        ------------    --------   -----------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................    17,510,163      (2,588)      492,197
   Net realized gain distribution from the Portfolios.................    17,523,419          --     5,342,371
                                                                        ------------    --------   -----------
  Net realized gain (loss) on investments.............................    35,033,582      (2,588)    5,834,568
                                                                        ------------    --------   -----------

  Net change in unrealized appreciation (depreciation) of investments.   (75,641,494)     (2,590)   (7,432,536)
                                                                        ------------    --------   -----------

Net Realized and Unrealized Gain (Loss) on Investments................   (40,607,912)     (5,178)   (1,597,968)
                                                                        ------------    --------   -----------

Net Increase (Decrease) in Net Assets Resulting from Operations.......  $(55,757,010)   $(17,995)  $(2,249,530)
                                                                        ============    ========   ===========

                                                                                                       AXA/FRANKLIN
                                                                                          AXA/FRANKLIN  SMALL CAP
                                                                         AXA/DOUBLELINE     BALANCED      VALUE
                                                                         OPPORTUNISTIC      MANAGED      MANAGED
                                                                       CORE PLUS BOND*(3) VOLATILITY*  VOLATILITY*
                                                                       ------------------ ------------ ------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................      $ 23,544       $ 215,064   $    25,520
  Expenses:
   Asset-based charges................................................         4,275         135,608       163,312
                                                                            --------       ---------   -----------

Net Investment Income (Loss)..........................................        19,269          79,456      (137,792)
                                                                            --------       ---------   -----------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................           (63)        249,123       728,369
   Net realized gain distribution from the Portfolios.................            --              --            --
                                                                            --------       ---------   -----------
  Net realized gain (loss) on investments.............................           (63)        249,123       728,369
                                                                            --------       ---------   -----------

  Net change in unrealized appreciation (depreciation) of investments.       (37,706)       (756,057)   (1,479,497)
                                                                            --------       ---------   -----------

Net Realized and Unrealized Gain (Loss) on Investments................       (37,769)       (506,934)     (751,128)
                                                                            --------       ---------   -----------

Net Increase (Decrease) in Net Assets Resulting from Operations.......      $(18,500)      $(427,478)  $  (888,920)
                                                                            ========       =========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(3)Units were made available on May 26, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                       AXA/FRANKLIN
                                                                        TEMPLETON
                                                                        ALLOCATION  AXA/GOLDMAN SACHS  AXA/INVESCO
                                                                         MANAGED        STRATEGIC       STRATEGIC
                                                                       VOLATILITY*   ALLOCATION*(3)   ALLOCATION*(3)
                                                                       ------------ ----------------- --------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................  $ 179,721      $   166,454     $    50,094
  Expenses:
   Asset-based charges................................................    207,106          430,991         257,105
                                                                        ---------      -----------     -----------

Net Investment Income (Loss)..........................................    (27,385)        (264,537)       (207,011)
                                                                        ---------      -----------     -----------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................    284,055          (33,706)        (10,733)
   Net realized gain distribution from the Portfolios.................     77,105               --              --
                                                                        ---------      -----------     -----------
  Net realized gain (loss) on investments.............................    361,160          (33,706)        (10,733)
                                                                        ---------      -----------     -----------

  Net change in unrealized appreciation (depreciation) of investments.   (951,486)      (1,262,686)       (815,256)
                                                                        ---------      -----------     -----------

Net Realized and Unrealized Gain (Loss) on Investments................   (590,326)      (1,296,392)       (825,989)
                                                                        ---------      -----------     -----------

Net Increase (Decrease) in Net Assets Resulting from Operations.......  $(617,711)     $(1,560,929)    $(1,033,000)
                                                                        =========      ===========     ===========

                                                                                      AXA/MUTUAL
                                                                                       LARGE CAP  AXA/TEMPLETON
                                                                                        EQUITY    GLOBAL EQUITY
                                                                         AXA/LOOMIS     MANAGED      MANAGED
                                                                       SAYLES GROWTH* VOLATILITY*  VOLATILITY*
                                                                       -------------- ----------- -------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................   $   24,335    $  73,917   $        --
  Expenses:
   Asset-based charges................................................      253,096       54,806       269,416
                                                                         ----------    ---------   -----------

Net Investment Income (Loss)..........................................     (228,761)      19,111      (269,416)
                                                                         ----------    ---------   -----------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................     (461,249)     236,462       577,034
   Net realized gain distribution from the Portfolios.................      214,568           --            --
                                                                         ----------    ---------   -----------
  Net realized gain (loss) on investments.............................     (246,681)     236,462       577,034
                                                                         ----------    ---------   -----------

  Net change in unrealized appreciation (depreciation) of investments.    2,129,624     (404,444)   (1,009,483)
                                                                         ----------    ---------   -----------

Net Realized and Unrealized Gain (Loss) on Investments................    1,882,943     (167,982)     (432,449)
                                                                         ----------    ---------   -----------

Net Increase (Decrease) in Net Assets Resulting from Operations.......   $1,654,182    $(148,871)  $  (701,865)
                                                                         ==========    =========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(3)Units were made available on May 26, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                        BLACKROCK     BLACKROCK    BLACKROCK
                                                                          GLOBAL       GLOBAL      LARGE CAP   CHARTER/SM/
                                                                        ALLOCATION  OPPORTUNITIES   GROWTH     AGGRESSIVE
                                                                        V.I. FUND     V.I. FUND    V.I. FUND    GROWTH*
                                                                       -----------  ------------- -----------  ----------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios...................................... $ 1,016,021    $ 20,348    $   118,088  $  76,607
  Expenses:
   Asset-based charges................................................   1,280,952      20,069        425,289     52,354
                                                                       -----------    --------    -----------  ---------

Net Investment Income (Loss)..........................................    (264,931)        279       (307,201)    24,253
                                                                       -----------    --------    -----------  ---------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................    (801,252)    (40,309)       531,803    (93,508)
   Net realized gain distribution from the Portfolios.................   5,915,111      36,079      1,736,732    136,790
                                                                       -----------    --------    -----------  ---------
  Net realized gain (loss) on investments.............................   5,113,859      (4,230)     2,268,535     43,282
                                                                       -----------    --------    -----------  ---------

  Net change in unrealized appreciation (depreciation) of investments.  (7,309,508)    (19,156)    (1,550,186)  (612,567)
                                                                       -----------    --------    -----------  ---------

Net Realized and Unrealized Gain (Loss) on Investments................  (2,195,649)    (23,386)       718,349   (569,285)
                                                                       -----------    --------    -----------  ---------

Net Increase (Decrease) in Net Assets Resulting from Operations....... $(2,460,580)   $(23,107)   $   411,148  $(545,032)
                                                                       ===========    ========    ===========  =========

                                                                         CHARTER/SM/
                                                                       ALTERNATIVE 100  CHARTER/SM/
                                                                          MODERATE*    CONSERVATIVE*
                                                                       --------------- -------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................    $ 198,179      $ 244,836
  Expenses:
   Asset-based charges................................................       66,907        158,243
                                                                          ---------      ---------

Net Investment Income (Loss)..........................................      131,272         86,593
                                                                          ---------      ---------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................     (224,840)        28,947
   Net realized gain distribution from the Portfolios.................      111,113         77,505
                                                                          ---------      ---------
  Net realized gain (loss) on investments.............................     (113,727)       106,452
                                                                          ---------      ---------

  Net change in unrealized appreciation (depreciation) of investments.     (659,827)      (674,633)
                                                                          ---------      ---------

Net Realized and Unrealized Gain (Loss) on Investments................     (773,554)      (568,181)
                                                                          ---------      ---------

Net Increase (Decrease) in Net Assets Resulting from Operations.......    $(642,282)     $(481,588)
                                                                          =========      =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                   CHARTER/SM/  CHARTER/SM/   CHARTER/SM/
                                                                       CHARTER/SM/   INCOME    INTEREST RATE INTERNATIONAL
                                                                        GROWTH*    STRATEGIES*  STRATEGIES*    MODERATE*
                                                                       ----------  ----------- ------------- -------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios...................................... $ 142,305    $ 128,728    $ 115,616     $ 150,448
  Expenses:
   Asset-based charges................................................   149,059       32,249       59,652        15,690
                                                                       ---------    ---------    ---------     ---------

Net Investment Income (Loss)..........................................    (6,754)      96,479       55,964       134,758
                                                                       ---------    ---------    ---------     ---------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................   145,845           71      (78,485)      (26,593)
   Net realized gain distribution from the Portfolios.................   281,747       76,347       66,016        16,271
                                                                       ---------    ---------    ---------     ---------
  Net realized gain (loss) on investments.............................   427,592       76,418      (12,469)      (10,322)
                                                                       ---------    ---------    ---------     ---------

  Net change in unrealized appreciation (depreciation) of investments.  (952,417)    (330,549)    (366,233)     (338,034)
                                                                       ---------    ---------    ---------     ---------

Net Realized and Unrealized Gain (Loss) on Investments................  (524,825)    (254,131)    (378,702)     (348,356)
                                                                       ---------    ---------    ---------     ---------

Net Increase (Decrease) in Net Assets Resulting from Operations....... $(531,579)   $(157,652)   $(322,738)    $(213,598)
                                                                       =========    =========    =========     =========

                                                                                   CHARTER/SM/
                                                                       CHARTER/SM/  MODERATE
                                                                       MODERATE*    GROWTH*
                                                                       ----------  ----------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios...................................... $ 273,933   $ 224,792
  Expenses:
   Asset-based charges................................................   213,813     160,152
                                                                       ---------   ---------

Net Investment Income (Loss)..........................................    60,120      64,640
                                                                       ---------   ---------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................    63,442     100,787
   Net realized gain distribution from the Portfolios.................   135,166     143,187
                                                                       ---------   ---------
  Net realized gain (loss) on investments.............................   198,608     243,974
                                                                       ---------   ---------

  Net change in unrealized appreciation (depreciation) of investments.  (949,343)   (900,346)
                                                                       ---------   ---------

Net Realized and Unrealized Gain (Loss) on Investments................  (750,735)   (656,372)
                                                                       ---------   ---------

Net Increase (Decrease) in Net Assets Resulting from Operations....... $(690,615)  $(591,732)
                                                                       =========   =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015



                                                                       CHARTER/SM/                CHARTER/SM/ CHARTER/SM/
                                                                       MULTI-SECTOR  CHARTER/SM   SMALL CAP    SMALL CAP
                                                                          BOND*     /REAL ASSETS*  GROWTH*       VALUE*
                                                                       ------------ ------------- ----------  -----------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................   $ 38,740     $  38,986   $  23,033   $   119,679
  Expenses:
   Asset-based charges................................................     37,881        10,042     114,704       206,111
                                                                         --------     ---------   ---------   -----------

Net Investment Income (Loss)..........................................        859        28,944     (91,671)      (86,432)
                                                                         --------     ---------   ---------   -----------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................    (28,119)      (62,674)    402,819       194,944
   Net realized gain distribution from the Portfolios.................         --            --          --            --
                                                                         --------     ---------   ---------   -----------
  Net realized gain (loss) on investments.............................    (28,119)      (62,674)    402,819       194,944
                                                                         --------     ---------   ---------   -----------

  Net change in unrealized appreciation (depreciation) of investments.    (24,143)     (515,002)   (908,503)   (2,406,443)
                                                                         --------     ---------   ---------   -----------

Net Realized and Unrealized Gain (Loss) on Investments................    (52,262)     (577,676)   (505,684)   (2,211,499)
                                                                         --------     ---------   ---------   -----------

Net Increase (Decrease) in Net Assets Resulting from Operations.......   $(51,403)    $(548,732)  $(597,355)  $(2,297,931)
                                                                         ========     =========   =========   ===========

                                                                       CLEARBRIDGE
                                                                        VARIABLE    CLEARBRIDGE
                                                                       AGGRESSIVE     VARIABLE
                                                                         GROWTH     APPRECIATION
                                                                        PORTFOLIO   PORTFOLIO(1)
                                                                       -----------  ------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios...................................... $    31,721    $ 47,996
  Expenses:
   Asset-based charges................................................     385,742      23,961
                                                                       -----------    --------

Net Investment Income (Loss)..........................................    (354,021)     24,035
                                                                       -----------    --------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................     (48,678)     (6,106)
   Net realized gain distribution from the Portfolios.................   4,352,185     102,117
                                                                       -----------    --------
  Net realized gain (loss) on investments.............................   4,303,507      96,011
                                                                       -----------    --------

  Net change in unrealized appreciation (depreciation) of investments.  (5,940,541)    (98,684)
                                                                       -----------    --------

Net Realized and Unrealized Gain (Loss) on Investments................  (1,637,034)     (2,673)
                                                                       -----------    --------

Net Increase (Decrease) in Net Assets Resulting from Operations....... $(1,991,055)   $ 21,362
                                                                       ===========    ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(1)Units were made available on February 23, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                       CLEARBRIDGE
                                                                        VARIABLE   CLEARBRIDGE
                                                                        DIVIDEND     VARIABLE   DELAWARE VIP(R) DELAWARE VIP(R)
                                                                        STRATEGY   MID CAP CORE   DIVERSIFIED      EMERGING
                                                                        PORTFOLIO  PORTFOLIO(1)  INCOME SERIES  MARKETS SERIES
                                                                       ----------- ------------ --------------- ---------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................  $ 186,242   $     329      $ 217,881       $   3,669
  Expenses:
   Asset-based charges................................................    111,453      10,588        101,297           8,743
                                                                        ---------   ---------      ---------       ---------

Net Investment Income (Loss)..........................................     74,789     (10,259)       116,584          (5,074)
                                                                        ---------   ---------      ---------       ---------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................    (15,253)       (683)       (21,697)        (64,907)
   Net realized gain distribution from the Portfolios.................         --     127,543         87,153          12,936
                                                                        ---------   ---------      ---------       ---------
  Net realized gain (loss) on investments.............................    (15,253)    126,860         65,456         (51,971)
                                                                        ---------   ---------      ---------       ---------

  Net change in unrealized appreciation (depreciation) of investments.   (534,630)   (161,387)      (443,795)        (80,805)
                                                                        ---------   ---------      ---------       ---------

Net Realized and Unrealized Gain (Loss) on Investments................   (549,883)    (34,527)      (378,339)       (132,776)
                                                                        ---------   ---------      ---------       ---------

Net Increase (Decrease) in Net Assets Resulting from Operations.......  $(475,094)  $ (44,786)     $(261,755)      $(137,850)
                                                                        =========   =========      =========       =========

                                                                       DELAWARE VIP(R)     EATON
                                                                        LIMITED-TERM     VANCE VT
                                                                         DIVERSIFIED   FLOATING-RATE
                                                                        INCOME SERIES   INCOME FUND
                                                                       --------------- -------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................    $ 77,847       $ 280,739
  Expenses:
   Asset-based charges................................................      66,589         106,163
                                                                          --------       ---------

Net Investment Income (Loss)..........................................      11,258         174,576
                                                                          --------       ---------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................       1,997         (43,399)
   Net realized gain distribution from the Portfolios.................          --              --
                                                                          --------       ---------
  Net realized gain (loss) on investments.............................       1,997         (43,399)
                                                                          --------       ---------

  Net change in unrealized appreciation (depreciation) of investments.     (53,950)       (443,356)
                                                                          --------       ---------

Net Realized and Unrealized Gain (Loss) on Investments................     (51,953)       (486,755)
                                                                          --------       ---------

Net Increase (Decrease) in Net Assets Resulting from Operations.......    $(40,695)      $(312,179)
                                                                          ========       =========

-----------
The accompanying notes are an integral part of these financial statements.
(1)Units were made available on February 23, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                       EQ/BLACKROCK     EQ/BOSTON     EQ/CALVERT  EQ/CAPITAL
                                                                       BASIC VALUE   ADVISORS EQUITY   SOCIALLY    GUARDIAN
                                                                         EQUITY*         INCOME*     RESPONSIBLE* RESEARCH*
                                                                       ------------  --------------- ------------ ----------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios...................................... $  1,657,559    $   463,816    $  27,332   $ 100,244
  Expenses:
   Asset-based charges................................................    1,699,788        412,209       27,644     248,095
                                                                       ------------    -----------    ---------   ---------

Net Investment Income (Loss)..........................................      (42,229)        51,607         (312)   (147,851)
                                                                       ------------    -----------    ---------   ---------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................    4,628,547        183,836       98,581     826,834
   Net realized gain distribution from the Portfolios.................           --      2,551,910      282,046          --
                                                                       ------------    -----------    ---------   ---------
  Net realized gain (loss) on investments.............................    4,628,547      2,735,746      380,627     826,834
                                                                       ------------    -----------    ---------   ---------

  Net change in unrealized appreciation (depreciation) of investments.  (13,987,957)    (3,687,898)    (417,369)   (635,608)
                                                                       ------------    -----------    ---------   ---------

Net Realized and Unrealized Gain (Loss) on Investments................   (9,359,410)      (952,152)     (36,742)    191,226
                                                                       ------------    -----------    ---------   ---------

Net Increase (Decrease) in Net Assets Resulting from Operations....... $ (9,401,639)   $  (900,545)   $ (37,054)  $  43,375
                                                                       ============    ===========    =========   =========

                                                                        EQ/COMMON   EQ/CONVERTIBLE
                                                                       STOCK INDEX*  SECURITIES*
                                                                       ------------ --------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios...................................... $   408,676   $   468,720
  Expenses:
   Asset-based charges................................................     333,876        33,954
                                                                       -----------   -----------

Net Investment Income (Loss)..........................................      74,800       434,766
                                                                       -----------   -----------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................     717,829       188,746
   Net realized gain distribution from the Portfolios.................          --       113,066
                                                                       -----------   -----------
  Net realized gain (loss) on investments.............................     717,829       301,812
                                                                       -----------   -----------

  Net change in unrealized appreciation (depreciation) of investments.  (1,100,693)   (1,098,671)
                                                                       -----------   -----------

Net Realized and Unrealized Gain (Loss) on Investments................    (382,864)     (796,859)
                                                                       -----------   -----------

Net Increase (Decrease) in Net Assets Resulting from Operations....... $  (308,064)  $  (362,093)
                                                                       ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                    EQ/EMERGING
                                                                         EQ/CORE      MARKETS                    EQ/EQUITY
                                                                       BOND INDEX*  EQUITY PLUS* EQ/ENERGY ETF*  500 INDEX*
                                                                       -----------  ------------ -------------- -----------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios...................................... $ 4,886,277   $  17,904    $    63,782   $ 2,532,264
  Expenses:
   Asset-based charges................................................   4,878,558      36,896         12,919     1,858,583
                                                                       -----------   ---------    -----------   -----------

Net Investment Income (Loss)..........................................       7,719     (18,992)        50,863       673,681
                                                                       -----------   ---------    -----------   -----------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................     729,040    (393,599)      (200,750)    4,523,796
   Net realized gain distribution from the Portfolios.................          --          --             --     2,781,053
                                                                       -----------   ---------    -----------   -----------
  Net realized gain (loss) on investments.............................     729,040    (393,599)      (200,750)    7,304,849
                                                                       -----------   ---------    -----------   -----------

  Net change in unrealized appreciation (depreciation) of investments.  (4,134,158)    698,069       (878,845)   (9,117,803)
                                                                       -----------   ---------    -----------   -----------

Net Realized and Unrealized Gain (Loss) on Investments................  (3,405,118)    304,470     (1,079,595)   (1,812,954)
                                                                       -----------   ---------    -----------   -----------

Net Increase (Decrease) in Net Assets Resulting from Operations....... $(3,397,399)  $ 285,478    $(1,028,732)  $(1,139,273)
                                                                       ===========   =========    ===========   ===========

                                                                         EQ/GAMCO      EQ/GAMCO
                                                                        MERGERS AND  SMALL COMPANY
                                                                       ACQUISITIONS*    VALUE*
                                                                       ------------- -------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................   $      --   $  1,050,072
  Expenses:
   Asset-based charges................................................     189,530      2,662,412
                                                                         ---------   ------------

Net Investment Income (Loss)..........................................    (189,530)    (1,612,340)
                                                                         ---------   ------------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................      38,127      4,107,453
   Net realized gain distribution from the Portfolios.................     660,581     10,144,921
                                                                         ---------   ------------
  Net realized gain (loss) on investments.............................     698,708     14,252,374
                                                                         ---------   ------------

  Net change in unrealized appreciation (depreciation) of investments.    (361,913)   (26,561,351)
                                                                         ---------   ------------

Net Realized and Unrealized Gain (Loss) on Investments................     336,795    (12,308,977)
                                                                         ---------   ------------

Net Increase (Decrease) in Net Assets Resulting from Operations.......   $ 147,265   $(13,921,317)
                                                                         =========   ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                       EQ/GLOBAL    EQ/HIGH   EQ/INTERMEDIATE  EQ/INTERNATIONAL
                                                                       BOND PLUS* YIELD BOND* GOVERNMENT BOND*  EQUITY INDEX*
                                                                       ---------- ----------- ---------------- ----------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios...................................... $   5,151  $  466,271    $   765,759      $   671,348
  Expenses:
   Asset-based charges................................................   166,433      98,216      1,880,112          335,421
                                                                       ---------  ----------    -----------      -----------

Net Investment Income (Loss)..........................................  (161,282)    368,055     (1,114,353)         335,927
                                                                       ---------  ----------    -----------      -----------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................  (189,020)    991,346        550,394       (2,086,865)
   Net realized gain distribution from the Portfolios.................    14,701          --        144,220               --
                                                                       ---------  ----------    -----------      -----------
  Net realized gain (loss) on investments.............................  (174,319)    991,346        694,614       (2,086,865)
                                                                       ---------  ----------    -----------      -----------

  Net change in unrealized appreciation (depreciation) of investments.  (271,323)    (73,283)      (875,930)          26,697
                                                                       ---------  ----------    -----------      -----------

Net Realized and Unrealized Gain (Loss) on Investments................  (445,642)    918,063       (181,316)      (2,060,168)
                                                                       ---------  ----------    -----------      -----------

Net Increase (Decrease) in Net Assets Resulting from Operations....... $(606,924) $1,286,118    $(1,295,669)     $(1,724,241)
                                                                       =========  ==========    ===========      ===========

                                                                        EQ/INVESCO      EQ/JPMORGAN
                                                                        COMSTOCK*   VALUE OPPORTUNITIES*
                                                                       -----------  --------------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios...................................... $   799,395       $  83,010
  Expenses:
   Asset-based charges................................................     540,857         163,228
                                                                       -----------       ---------

Net Investment Income (Loss)..........................................     258,538         (80,218)
                                                                       -----------       ---------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................   1,242,968         582,059
   Net realized gain distribution from the Portfolios.................          --              --
                                                                       -----------       ---------
  Net realized gain (loss) on investments.............................   1,242,968         582,059
                                                                       -----------       ---------

  Net change in unrealized appreciation (depreciation) of investments.  (4,359,809)       (931,604)
                                                                       -----------       ---------

Net Realized and Unrealized Gain (Loss) on Investments................  (3,116,841)       (349,545)
                                                                       -----------       ---------

Net Increase (Decrease) in Net Assets Resulting from Operations....... $(2,858,303)      $(429,763)
                                                                       ===========       =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                                       EQ/MFS
                                                                       EQ/LARGE CAP  EQ/LARGE CAP EQ/LOW VOLATILITY INTERNATIONAL
                                                                       GROWTH INDEX* VALUE INDEX*    GLOBAL ETF*       GROWTH*
                                                                       ------------- ------------ ----------------- -------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................  $   275,238  $   573,625      $  79,967       $ 179,044
  Expenses:
   Asset-based charges................................................      395,979      285,908         12,086         421,100
                                                                        -----------  -----------      ---------       ---------

Net Investment Income (Loss)..........................................     (120,741)     287,717         67,881        (242,056)
                                                                        -----------  -----------      ---------       ---------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................      688,410    1,003,928        127,100         192,413
   Net realized gain distribution from the Portfolios.................    2,737,223      715,521         99,202         454,262
                                                                        -----------  -----------      ---------       ---------
  Net realized gain (loss) on investments.............................    3,425,633    1,719,449        226,302         646,675
                                                                        -----------  -----------      ---------       ---------

  Net change in unrealized appreciation (depreciation) of investments.   (2,486,399)  (3,393,430)      (251,027)       (978,284)
                                                                        -----------  -----------      ---------       ---------

Net Realized and Unrealized Gain (Loss) on Investments................      939,234   (1,673,981)       (24,725)       (331,609)
                                                                        -----------  -----------      ---------       ---------

Net Increase (Decrease) in Net Assets Resulting from Operations.......  $   818,493  $(1,386,264)     $  43,156       $(573,665)
                                                                        ===========  ===========      =========       =========

                                                                                           EQ/MONEY
                                                                       EQ/MID CAP INDEX*   MARKET*
                                                                       ----------------- -----------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................    $   420,482    $        --
  Expenses:
   Asset-based charges................................................        669,557      1,714,521
                                                                          -----------    -----------

Net Investment Income (Loss)..........................................       (249,075)    (1,714,521)
                                                                          -----------    -----------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................      1,503,636           (423)
   Net realized gain distribution from the Portfolios.................             --            679
                                                                          -----------    -----------
  Net realized gain (loss) on investments.............................      1,503,636            256
                                                                          -----------    -----------

  Net change in unrealized appreciation (depreciation) of investments.     (4,377,952)        (1,939)
                                                                          -----------    -----------

Net Realized and Unrealized Gain (Loss) on Investments................     (2,874,316)        (1,683)
                                                                          -----------    -----------

Net Increase (Decrease) in Net Assets Resulting from Operations.......    $(3,123,391)   $(1,716,204)
                                                                          ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                          EQ/MORGAN                                    EQ/PIMCO
                                                                       STANLEY MID CAP EQ/OPPENHEIMER EQ/PIMCO GLOBAL ULTRA SHORT
                                                                           GROWTH*        GLOBAL*      REAL RETURN*      BOND*
                                                                       --------------- -------------- --------------- -----------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................   $        --    $   143,697      $ 110,220     $ 140,132
  Expenses:
   Asset-based charges................................................       752,548        762,244         99,281       389,510
                                                                         -----------    -----------      ---------     ---------

Net Investment Income (Loss)..........................................      (752,548)      (618,547)        10,939      (249,378)
                                                                         -----------    -----------      ---------     ---------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................       126,062      1,505,894         (7,773)      (66,134)
   Net realized gain distribution from the Portfolios.................     1,284,576             --         44,743            --
                                                                         -----------    -----------      ---------     ---------
  Net realized gain (loss) on investments.............................     1,410,638      1,505,894         36,970       (66,134)
                                                                         -----------    -----------      ---------     ---------

  Net change in unrealized appreciation (depreciation) of investments.    (4,246,435)    (1,311,008)      (378,210)     (147,969)
                                                                         -----------    -----------      ---------     ---------

Net Realized and Unrealized Gain (Loss) on Investments................    (2,835,797)       194,886       (341,240)     (214,103)
                                                                         -----------    -----------      ---------     ---------

Net Increase (Decrease) in Net Assets Resulting from Operations.......   $(3,588,345)   $  (423,661)     $(330,301)    $(463,481)
                                                                         ===========    ===========      =========     =========

                                                                       EQ/QUALITY EQ/REAL ESTATE
                                                                       BOND PLUS*     PLUS*
                                                                       ---------- --------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios...................................... $ 296,114    $  55,794
  Expenses:
   Asset-based charges................................................   398,997      121,390
                                                                       ---------    ---------

Net Investment Income (Loss)..........................................  (102,883)     (65,596)
                                                                       ---------    ---------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................    49,337      (13,086)
   Net realized gain distribution from the Portfolios.................        --       10,556
                                                                       ---------    ---------
  Net realized gain (loss) on investments.............................    49,337       (2,530)
                                                                       ---------    ---------

  Net change in unrealized appreciation (depreciation) of investments.  (297,216)    (355,113)
                                                                       ---------    ---------

Net Realized and Unrealized Gain (Loss) on Investments................  (247,879)    (357,643)
                                                                       ---------    ---------

Net Increase (Decrease) in Net Assets Resulting from Operations....... $(350,762)   $(423,239)
                                                                       =========    =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                       EQ/T. ROWE
                                                                          EQ/SMALL    PRICE GROWTH EQ/UBS GROWTH & EQ/WELLS FARGO
                                                                       COMPANY INDEX*    STOCK*        INCOME*     OMEGA GROWTH*
                                                                       -------------- ------------ --------------- --------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................  $   289,314   $        --    $    38,188    $        --
  Expenses:
   Asset-based charges................................................      478,693     1,537,363         92,744      1,386,200
                                                                        -----------   -----------    -----------    -----------

Net Investment Income (Loss)..........................................     (189,379)   (1,537,363)       (54,556)    (1,386,200)
                                                                        -----------   -----------    -----------    -----------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................     (598,619)    4,645,093        416,063       (760,103)
   Net realized gain distribution from the Portfolios.................    2,507,468     4,435,407        832,649      6,441,769
                                                                        -----------   -----------    -----------    -----------
  Net realized gain (loss) on investments.............................    1,908,849     9,080,500      1,248,712      5,681,666
                                                                        -----------   -----------    -----------    -----------

  Net change in unrealized appreciation (depreciation) of investments.   (4,337,912)      346,281     (1,384,661)    (4,377,875)
                                                                        -----------   -----------    -----------    -----------

Net Realized and Unrealized Gain (Loss) on Investments................   (2,429,063)    9,426,781       (135,949)     1,303,791
                                                                        -----------   -----------    -----------    -----------

Net Increase (Decrease) in Net Assets Resulting from Operations.......  $(2,618,442)  $ 7,889,418    $  (190,505)   $   (82,409)
                                                                        ===========   ===========    ===========    ===========

                                                                          FEDERATED     FEDERATED
                                                                       HIGH INCOME BOND KAUFMANN
                                                                           FUND II       FUND II
                                                                       ---------------- ---------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................    $ 341,666     $      --
  Expenses:
   Asset-based charges................................................       93,456        22,637
                                                                          ---------     ---------

Net Investment Income (Loss)..........................................      248,210       (22,637)
                                                                          ---------     ---------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................     (139,236)       (8,524)
   Net realized gain distribution from the Portfolios.................           --       151,059
                                                                          ---------     ---------
  Net realized gain (loss) on investments.............................     (139,236)      142,535
                                                                          ---------     ---------

  Net change in unrealized appreciation (depreciation) of investments.     (544,329)     (160,811)
                                                                          ---------     ---------

Net Realized and Unrealized Gain (Loss) on Investments................     (683,565)      (18,276)
                                                                          ---------     ---------

Net Increase (Decrease) in Net Assets Resulting from Operations.......    $(435,355)    $ (40,913)
                                                                          =========     =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                       FIDELITY(R) VIP  FIDELITY(R) VIP FIDELITY(R) VIP
                                                                        ASSET MANAGER:   CONTRAFUND(R)   FREEDOM 2015
                                                                       GROWTH PORTFOLIO    PORTFOLIO       PORTFOLIO
                                                                       ---------------- --------------- ---------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................     $  8,972      $  1,139,516      $ 11,796
  Expenses:
   Asset-based charges................................................       13,635         1,754,859        11,290
                                                                           --------      ------------      --------

Net Investment Income (Loss)..........................................       (4,663)         (615,343)          506
                                                                           --------      ------------      --------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................       41,884         2,324,188        25,061
   Net realized gain distribution from the Portfolios.................          567        10,149,860         3,951
                                                                           --------      ------------      --------
  Net realized gain (loss) on investments.............................       42,451        12,474,048        29,012
                                                                           --------      ------------      --------

  Net change in unrealized appreciation (depreciation) of investments.      (50,416)      (13,598,666)      (40,086)
                                                                           --------      ------------      --------

Net Realized and Unrealized Gain (Loss) on Investments................       (7,965)       (1,124,618)      (11,074)
                                                                           --------      ------------      --------

Net Increase (Decrease) in Net Assets Resulting from Operations.......     $(12,628)     $ (1,739,961)     $(10,568)
                                                                           ========      ============      ========

                                                                       FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP
                                                                        FREEDOM 2020    FREEDOM 2025    FREEDOM 2030
                                                                          PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                       --------------- --------------- ---------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................    $ 19,068        $ 16,230        $ 12,716
  Expenses:
   Asset-based charges................................................      13,104          13,766          12,531
                                                                          --------        --------        --------

Net Investment Income (Loss)..........................................       5,964           2,464             185
                                                                          --------        --------        --------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................      12,997           9,346          13,321
   Net realized gain distribution from the Portfolios.................       4,894           5,437           4,559
                                                                          --------        --------        --------
  Net realized gain (loss) on investments.............................      17,891          14,783          17,880
                                                                          --------        --------        --------

  Net change in unrealized appreciation (depreciation) of investments.     (38,710)        (36,696)        (32,773)
                                                                          --------        --------        --------

Net Realized and Unrealized Gain (Loss) on Investments................     (20,819)        (21,913)        (14,893)
                                                                          --------        --------        --------

Net Increase (Decrease) in Net Assets Resulting from Operations.......    $(14,855)       $(19,449)       $(14,708)
                                                                          ========        ========        ========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                                                            FIRST TRUST
                                                                                           FIDELITY(R) VIP  MULTI INCOME
                                                                       FIDELITY(R) VIP MID STRATEGIC INCOME  ALLOCATION
                                                                          CAP PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                                       ------------------- ---------------- ------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................     $   156,414       $ 1,833,818     $  43,492
  Expenses:
   Asset-based charges................................................         780,557           884,601        20,773
                                                                           -----------       -----------     ---------

Net Investment Income (Loss)..........................................        (624,143)          949,217        22,719
                                                                           -----------       -----------     ---------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................         (41,540)         (377,232)      (14,719)
   Net realized gain distribution from the Portfolios.................       5,878,944           157,005            --
                                                                           -----------       -----------     ---------
  Net realized gain (loss) on investments.............................       5,837,404          (220,227)      (14,719)
                                                                           -----------       -----------     ---------

  Net change in unrealized appreciation (depreciation) of investments.      (7,329,380)       (3,075,475)     (106,882)
                                                                           -----------       -----------     ---------

Net Realized and Unrealized Gain (Loss) on Investments................      (1,491,976)       (3,295,702)     (121,601)
                                                                           -----------       -----------     ---------

Net Increase (Decrease) in Net Assets Resulting from Operations.......     $(2,116,119)      $(2,346,485)    $ (98,882)
                                                                           ===========       ===========     =========

                                                                       FIRST TRUST/DOW
                                                                       JONES DIVIDEND &    FRANKLIN
                                                                            INCOME      FOUNDING FUNDS   FRANKLIN
                                                                          ALLOCATION    ALLOCATION VIP  INCOME VIP
                                                                          PORTFOLIO          FUND          FUND
                                                                       ---------------- -------------- -----------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................    $ 434,434      $   494,495   $ 3,494,167
  Expenses:
   Asset-based charges................................................      233,528          238,373     1,028,678
                                                                          ---------      -----------   -----------

Net Investment Income (Loss)..........................................      200,906          256,122     2,465,489
                                                                          ---------      -----------   -----------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................      164,965         (114,486)     (431,932)
   Net realized gain distribution from the Portfolios.................      283,849           27,039            --
                                                                          ---------      -----------   -----------
  Net realized gain (loss) on investments.............................      448,814          (87,447)     (431,932)
                                                                          ---------      -----------   -----------

  Net change in unrealized appreciation (depreciation) of investments.     (920,684)      (1,539,623)   (8,622,262)
                                                                          ---------      -----------   -----------

Net Realized and Unrealized Gain (Loss) on Investments................     (471,870)      (1,627,070)   (9,054,194)
                                                                          ---------      -----------   -----------

Net Increase (Decrease) in Net Assets Resulting from Operations.......    $(270,964)     $(1,370,948)  $(6,588,705)
                                                                          =========      ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                         FRANKLIN                    FRANKLIN
                                                                          MUTUAL    FRANKLIN RISING  STRATEGIC
                                                                        SHARES VIP   DIVIDENDS VIP    INCOME
                                                                           FUND          FUND        VIP FUND
                                                                       -----------  --------------- -----------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios...................................... $   426,379    $   629,076   $ 3,682,461
  Expenses:
   Asset-based charges................................................     190,353        614,689       825,877
                                                                       -----------    -----------   -----------

Net Investment Income (Loss)..........................................     236,026         14,387     2,856,584
                                                                       -----------    -----------   -----------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................     327,484         50,217    (1,192,751)
   Net realized gain distribution from the Portfolios.................     940,765      4,655,659       977,944
                                                                       -----------    -----------   -----------
  Net realized gain (loss) on investments.............................   1,268,249      4,705,876      (214,807)
                                                                       -----------    -----------   -----------

  Net change in unrealized appreciation (depreciation) of investments.  (2,370,516)    (7,090,493)   (5,776,078)
                                                                       -----------    -----------   -----------

Net Realized and Unrealized Gain (Loss) on Investments................  (1,102,267)    (2,384,617)   (5,990,885)
                                                                       -----------    -----------   -----------

Net Increase (Decrease) in Net Assets Resulting from Operations....... $  (866,241)   $(2,370,230)  $(3,134,301)
                                                                       ===========    ===========   ===========

                                                                                         GUGGENHEIM VIF
                                                                                             GLOBAL
                                                                         GOLDMAN SACHS      MANAGED     GUGGENHEIM VIF
                                                                       VIT MID CAP VALUE    FUTURES       MULTI-HEDGE
                                                                             FUND        STRATEGY FUND  STRATEGIES FUND
                                                                       ----------------- -------------- ---------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................    $    37,197      $  40,422        $ 5,770
  Expenses:
   Asset-based charges................................................        458,353         22,484         12,972
                                                                          -----------      ---------        -------

Net Investment Income (Loss)..........................................       (421,156)        17,938         (7,202)
                                                                          -----------      ---------        -------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................        426,808         21,322          9,886
   Net realized gain distribution from the Portfolios.................      2,374,895         55,443             --
                                                                          -----------      ---------        -------
  Net realized gain (loss) on investments.............................      2,801,703         76,765          9,886
                                                                          -----------      ---------        -------

  Net change in unrealized appreciation (depreciation) of investments.     (6,018,683)      (167,155)         1,067
                                                                          -----------      ---------        -------

Net Realized and Unrealized Gain (Loss) on Investments................     (3,216,980)       (90,390)        10,953
                                                                          -----------      ---------        -------

Net Increase (Decrease) in Net Assets Resulting from Operations.......    $(3,638,136)     $ (72,452)       $ 3,751
                                                                          ===========      =========        =======

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                           HARTFORD         HARTFORD
                                                                           CAPITAL           GROWTH        INVESCO V.I.
                                                                       APPRECIATION HLS OPPORTUNITIES HLS    AMERICAN
                                                                             FUND             FUND        FRANCHISE FUND
                                                                       ---------------- ----------------- --------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................   $    54,545       $        --       $     --
  Expenses:
   Asset-based charges................................................        74,686           124,236          8,476
                                                                         -----------       -----------       --------

Net Investment Income (Loss)..........................................       (20,141)         (124,236)        (8,476)
                                                                         -----------       -----------       --------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................      (160,598)          (58,540)        27,954
   Net realized gain distribution from the Portfolios.................     1,275,232         2,250,858          2,523
                                                                         -----------       -----------       --------
  Net realized gain (loss) on investments.............................     1,114,634         2,192,318         30,477
                                                                         -----------       -----------       --------

  Net change in unrealized appreciation (depreciation) of investments.    (1,268,440)       (1,676,531)       (17,741)
                                                                         -----------       -----------       --------

Net Realized and Unrealized Gain (Loss) on Investments................      (153,806)          515,787         12,736
                                                                         -----------       -----------       --------

Net Increase (Decrease) in Net Assets Resulting from Operations.......   $  (173,947)      $   391,551       $  4,260
                                                                         ===========       ===========       ========

                                                                        INVESCO V.I.   INVESCO V.I.   INVESCO V.I.
                                                                        BALANCED-RISK   DIVERSIFIED    EQUITY AND
                                                                       ALLOCATION FUND DIVIDEND FUND INCOME FUND(1)
                                                                       --------------- ------------- --------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................    $ 164,106     $   469,441    $  68,115
  Expenses:
   Asset-based charges................................................       48,569         380,803       22,746
                                                                          ---------     -----------    ---------

Net Investment Income (Loss)..........................................      115,537          88,638       45,369
                                                                          ---------     -----------    ---------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................      (94,641)        937,843      (52,570)
   Net realized gain distribution from the Portfolios.................      369,960              --      263,170
                                                                          ---------     -----------    ---------
  Net realized gain (loss) on investments.............................      275,319         937,843      210,600
                                                                          ---------     -----------    ---------

  Net change in unrealized appreciation (depreciation) of investments.     (636,794)     (1,255,088)    (387,038)
                                                                          ---------     -----------    ---------

Net Realized and Unrealized Gain (Loss) on Investments................     (361,475)       (317,245)    (176,438)
                                                                          ---------     -----------    ---------

Net Increase (Decrease) in Net Assets Resulting from Operations.......    $(245,938)    $  (228,607)   $(131,069)
                                                                          =========     ===========    =========

-----------
The accompanying notes are an integral part of these financial statements.
(1)Units were made available on February 23, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                       INVESCO V.I.  INVESCO V.I.                   INVESCO V.I.
                                                                       GLOBAL HEALTH GLOBAL REAL  INVESCO V.I. HIGH INTERNATIONAL
                                                                         CARE FUND   ESTATE FUND     YIELD FUND      GROWTH FUND
                                                                       ------------- ------------ ----------------- -------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................   $      --   $ 2,558,589     $ 1,759,439     $   546,842
  Expenses:
   Asset-based charges................................................      27,519     1,069,904         432,087         565,623
                                                                         ---------   -----------     -----------     -----------

Net Investment Income (Loss)..........................................     (27,519)    1,488,685       1,327,352         (18,781)
                                                                         ---------   -----------     -----------     -----------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................      34,769       987,696        (356,195)        514,261
   Net realized gain distribution from the Portfolios.................     266,685            --              --              --
                                                                         ---------   -----------     -----------     -----------
  Net realized gain (loss) on investments.............................     301,454       987,696        (356,195)        514,261
                                                                         ---------   -----------     -----------     -----------

  Net change in unrealized appreciation (depreciation) of investments.    (389,196)   (5,109,683)     (2,719,220)     (2,313,209)
                                                                         ---------   -----------     -----------     -----------

Net Realized and Unrealized Gain (Loss) on Investments................     (87,742)   (4,121,987)     (3,075,415)     (1,798,948)
                                                                         ---------   -----------     -----------     -----------

Net Increase (Decrease) in Net Assets Resulting from Operations.......   $(115,261)  $(2,633,302)    $(1,748,063)    $(1,817,729)
                                                                         =========   ===========     ===========     ===========

                                                                       INVESCO V.I. MID
                                                                       CAP CORE EQUITY  INVESCO V.I. SMALL
                                                                             FUND        CAP EQUITY FUND
                                                                       ---------------- ------------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................   $    10,693       $        --
  Expenses:
   Asset-based charges................................................       138,799           150,050
                                                                         -----------       -----------

Net Investment Income (Loss)..........................................      (128,106)         (150,050)
                                                                         -----------       -----------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................        72,716            65,039
   Net realized gain distribution from the Portfolios.................       975,589         2,408,439
                                                                         -----------       -----------
  Net realized gain (loss) on investments.............................     1,048,305         2,473,478
                                                                         -----------       -----------

  Net change in unrealized appreciation (depreciation) of investments.    (1,521,451)       (3,270,553)
                                                                         -----------       -----------

Net Realized and Unrealized Gain (Loss) on Investments................      (473,146)         (797,075)
                                                                         -----------       -----------

Net Increase (Decrease) in Net Assets Resulting from Operations.......   $  (601,252)      $  (947,125)
                                                                         ===========       ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                      IVY FUNDS VIP               IVY FUNDS VIP
                                                                       IVY FUNDS VIP    DIVIDEND    IVY FUNDS VIP GLOBAL NATURAL
                                                                       ASSET STRATEGY OPPORTUNITIES    ENERGY       RESOURCES
                                                                       -------------- ------------- ------------- --------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................  $    187,549   $   212,082   $    18,985   $    10,981
  Expenses:
   Asset-based charges................................................       732,902       237,451       454,423       160,870
                                                                        ------------   -----------   -----------   -----------

Net Investment Income (Loss)..........................................      (545,353)      (25,369)     (435,438)     (149,889)
                                                                        ------------   -----------   -----------   -----------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................    (2,702,599)      393,891    (1,028,636)     (562,069)
   Net realized gain distribution from the Portfolios.................     9,005,783     1,815,304       171,919            --
                                                                        ------------   -----------   -----------   -----------
  Net realized gain (loss) on investments.............................     6,303,184     2,209,195      (856,717)     (562,069)
                                                                        ------------   -----------   -----------   -----------

  Net change in unrealized appreciation (depreciation) of investments.   (10,733,827)   (2,775,821)   (7,145,987)   (2,100,431)
                                                                        ------------   -----------   -----------   -----------

Net Realized and Unrealized Gain (Loss) on Investments................    (4,430,643)     (566,626)   (8,002,704)   (2,662,500)
                                                                        ------------   -----------   -----------   -----------

Net Increase (Decrease) in Net Assets Resulting from Operations.......  $ (4,975,996)  $  (591,995)  $(8,438,142)  $(2,812,389)
                                                                        ============   ===========   ===========   ===========

                                                                                     IVY FUNDS VIP
                                                                       IVY FUNDS VIP   MICRO CAP
                                                                        HIGH INCOME     GROWTH
                                                                       ------------- -------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios...................................... $  6,994,887    $      --
  Expenses:
   Asset-based charges................................................    1,686,329       22,064
                                                                       ------------    ---------

Net Investment Income (Loss)..........................................    5,308,558      (22,064)
                                                                       ------------    ---------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................     (134,046)    (177,668)
   Net realized gain distribution from the Portfolios.................    1,187,643      272,630
                                                                       ------------    ---------
  Net realized gain (loss) on investments.............................    1,053,597       94,962
                                                                       ------------    ---------

  Net change in unrealized appreciation (depreciation) of investments.  (15,778,535)    (298,687)
                                                                       ------------    ---------

Net Realized and Unrealized Gain (Loss) on Investments................  (14,724,938)    (203,725)
                                                                       ------------    ---------

Net Increase (Decrease) in Net Assets Resulting from Operations....... $ (9,416,380)   $(225,789)
                                                                       ============    =========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015



                                                                                      IVY FUNDS VIP IVY FUNDS VIP   JANUS ASPEN
                                                                       IVY FUNDS VIP   SCIENCE AND    SMALL CAP   SERIES BALANCED
                                                                       MID CAP GROWTH  TECHNOLOGY      GROWTH        PORTFOLIO
                                                                       -------------- ------------- ------------- ---------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................  $        --    $        --   $        --     $ 163,471
  Expenses:
   Asset-based charges................................................      623,732        855,391       308,775       126,654
                                                                        -----------    -----------   -----------     ---------

Net Investment Income (Loss)..........................................     (623,732)      (855,391)     (308,775)       36,817
                                                                        -----------    -----------   -----------     ---------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................      573,385      1,539,812       592,922       (15,262)
   Net realized gain distribution from the Portfolios.................    3,550,168      3,459,159     3,039,198       289,675
                                                                        -----------    -----------   -----------     ---------
  Net realized gain (loss) on investments.............................    4,123,553      4,998,971     3,632,120       274,413
                                                                        -----------    -----------   -----------     ---------

  Net change in unrealized appreciation (depreciation) of investments.   (6,880,319)    (7,263,347)   (3,631,026)     (401,284)
                                                                        -----------    -----------   -----------     ---------

Net Realized and Unrealized Gain (Loss) on Investments................   (2,756,766)    (2,264,376)        1,094      (126,871)
                                                                        -----------    -----------   -----------     ---------

Net Increase (Decrease) in Net Assets Resulting from Operations.......  $(3,380,498)   $(3,119,767)  $  (307,681)    $ (90,054)
                                                                        ===========    ===========   ===========     =========

                                                                                       JANUS ASPEN SERIES
                                                                                          INTECH U.S.
                                                                         JANUS ASPEN          LOW
                                                                       SERIES FLEXIBLE     VOLATILITY
                                                                       BOND PORTFOLIO      PORTFOLIO
                                                                       --------------- ------------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................    $ 151,678         $ 40,582
  Expenses:
   Asset-based charges................................................       79,839           28,008
                                                                          ---------         --------

Net Investment Income (Loss)..........................................       71,839           12,574
                                                                          ---------         --------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................       (9,122)          35,364
   Net realized gain distribution from the Portfolios.................       25,645           39,312
                                                                          ---------         --------
  Net realized gain (loss) on investments.............................       16,523           74,676
                                                                          ---------         --------

  Net change in unrealized appreciation (depreciation) of investments.     (232,891)         (19,572)
                                                                          ---------         --------

Net Realized and Unrealized Gain (Loss) on Investments................     (216,368)          55,104
                                                                          ---------         --------

Net Increase (Decrease) in Net Assets Resulting from Operations.......    $(144,529)        $ 67,678
                                                                          =========         ========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                          JPMORGAN                         LAZARD
                                                                       INSURANCE TRUST    JPMORGAN       RETIREMENT
                                                                           GLOBAL      INSURANCE TRUST    EMERGING
                                                                         ALLOCATION    INCOME BUILDER  MARKETS EQUITY
                                                                        PORTFOLIO(4)    PORTFOLIO(4)     PORTFOLIO
                                                                       --------------- --------------- --------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................    $  91,952       $ 102,438     $    844,807
  Expenses:
   Asset-based charges................................................       18,410          12,149        1,047,979
                                                                          ---------       ---------     ------------

Net Investment Income (Loss)..........................................       73,542          90,289         (203,172)
                                                                          ---------       ---------     ------------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................       (9,364)           (621)      (1,357,567)
   Net realized gain distribution from the Portfolios.................       32,370           5,181          199,698
                                                                          ---------       ---------     ------------
  Net realized gain (loss) on investments.............................       23,006           4,560       (1,157,869)
                                                                          ---------       ---------     ------------

  Net change in unrealized appreciation (depreciation) of investments.     (240,774)       (134,991)     (15,652,558)
                                                                          ---------       ---------     ------------

Net Realized and Unrealized Gain (Loss) on Investments................     (217,768)       (130,431)     (16,810,427)
                                                                          ---------       ---------     ------------

Net Increase (Decrease) in Net Assets Resulting from
 Operations...........................................................    $(144,226)      $ (40,142)    $(17,013,599)
                                                                          =========       =========     ============

                                                                                            LORD ABBETT   LORD ABBETT
                                                                                              SERIES         SERIES
                                                                          LEGG MASON BW     FUND - BOND  FUND - CLASSIC
                                                                         ABSOLUTE RETURN     DEBENTURE       STOCK
                                                                       OPPORTUNITIES VIT(1)  PORTFOLIO     PORTFOLIO
                                                                       -------------------- -----------  --------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................       $     --       $ 2,930,106    $  35,354
  Expenses:
   Asset-based charges................................................          1,959           740,814       69,177
                                                                             --------       -----------    ---------

Net Investment Income (Loss)..........................................         (1,959)        2,189,292      (33,823)
                                                                             --------       -----------    ---------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................         (1,383)         (345,616)      85,096
   Net realized gain distribution from the Portfolios.................          9,636           353,627      749,269
                                                                             --------       -----------    ---------
  Net realized gain (loss) on investments.............................          8,253             8,011      834,365
                                                                             --------       -----------    ---------

  Net change in unrealized appreciation (depreciation) of investments.        (21,791)       (4,844,686)    (910,865)
                                                                             --------       -----------    ---------

Net Realized and Unrealized Gain (Loss) on Investments................        (13,538)       (4,836,675)     (76,500)
                                                                             --------       -----------    ---------

Net Increase (Decrease) in Net Assets Resulting from
 Operations...........................................................       $(15,497)      $(2,647,383)   $(110,323)
                                                                             ========       ===========    =========

-----------
The accompanying notes are an integral part of these financial statements.
(1)Units were made available on February 23, 2015.
(4)Units were made available on July 20, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                        LORD ABBETT
                                                                       SERIES FUND -
                                                                          GROWTH         MFS(R)         MFS(R)
                                                                       OPPORTUNITIES  INTERNATIONAL   INVESTORS
                                                                         PORTFOLIO   VALUE PORTFOLIO TRUST SERIES
                                                                       ------------- --------------- ------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................   $      --     $2,297,524    $    62,241
  Expenses:
   Asset-based charges................................................      61,807      1,743,124        125,429
                                                                         ---------     ----------    -----------

Net Investment Income (Loss)..........................................     (61,807)       554,400        (63,188)
                                                                         ---------     ----------    -----------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................     (84,353)     1,677,939        234,161
   Net realized gain distribution from the Portfolios.................     497,071      1,314,676        978,529
                                                                         ---------     ----------    -----------
  Net realized gain (loss) on investments.............................     412,718      2,992,615      1,212,690
                                                                         ---------     ----------    -----------

  Net change in unrealized appreciation (depreciation) of investments.    (304,397)       572,426     (1,294,972)
                                                                         ---------     ----------    -----------

Net Realized and Unrealized Gain (Loss) on Investments................     108,321      3,565,041        (82,282)
                                                                         ---------     ----------    -----------

Net Increase (Decrease) in Net Assets Resulting from Operations.......   $  46,514     $4,119,441    $  (145,470)
                                                                         =========     ==========    ===========

                                                                             MFS(R)
                                                                         MASSACHUSETTS     MFS(R)     MFS(R)
                                                                        INVESTORS GROWTH  RESEARCH  TECHNOLOGY
                                                                       STOCK PORTFOLIO(2)  SERIES   PORTFOLIO
                                                                       ------------------ --------  ----------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................     $  72,380      $  4,776  $       --
  Expenses:
   Asset-based charges................................................       153,090        12,363     249,034
                                                                           ---------      --------  ----------

Net Investment Income (Loss)..........................................       (80,710)       (7,587)   (249,034)
                                                                           ---------      --------  ----------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................      (907,077)       (6,595)    881,173
   Net realized gain distribution from the Portfolios.................       913,996        78,539     555,152
                                                                           ---------      --------  ----------
  Net realized gain (loss) on investments.............................         6,919        71,944   1,436,325
                                                                           ---------      --------  ----------

  Net change in unrealized appreciation (depreciation) of investments.      (572,947)      (69,921)    299,968
                                                                           ---------      --------  ----------

Net Realized and Unrealized Gain (Loss) on Investments................      (566,028)        2,023   1,736,293
                                                                           ---------      --------  ----------

Net Increase (Decrease) in Net Assets Resulting from Operations.......     $(646,738)     $ (5,564) $1,487,259
                                                                           =========      ========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
(2)Units were made available on March 27, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                            MULTIMANAGER
                                                                       MFS(R) UTILITIES                      AGGRESSIVE
                                                                            SERIES      MFS(R) VALUE SERIES   EQUITY*
                                                                       ---------------- ------------------- ------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................   $  1,862,688        $  72,558       $  21,867
  Expenses:
   Asset-based charges................................................        626,983           42,534         191,084
                                                                         ------------        ---------       ---------

Net Investment Income (Loss)..........................................      1,235,705           30,024        (169,217)
                                                                         ------------        ---------       ---------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................        449,514           27,096         462,021
   Net realized gain distribution from the Portfolios.................      3,269,225          204,546              --
                                                                         ------------        ---------       ---------
  Net realized gain (loss) on investments.............................      3,718,739          231,642         462,021
                                                                         ------------        ---------       ---------

  Net change in unrealized appreciation (depreciation) of investments.    (12,713,621)        (354,863)       (157,134)
                                                                         ------------        ---------       ---------

Net Realized and Unrealized Gain (Loss) on Investments................     (8,994,882)        (123,221)        304,887
                                                                         ------------        ---------       ---------

Net Increase (Decrease) in Net Assets Resulting from Operations.......   $ (7,759,177)       $ (93,197)      $ 135,670
                                                                         ============        =========       =========

                                                                       MULTIMANAGER  MULTIMANAGER    MULTIMANAGER
                                                                        CORE BOND*  MID CAP GROWTH* MID CAP VALUE*
                                                                       ------------ --------------- --------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios...................................... $ 2,039,190    $        --     $  70,383
  Expenses:
   Asset-based charges................................................   1,566,961        223,825       142,262
                                                                       -----------    -----------     ---------

Net Investment Income (Loss)..........................................     472,229       (223,825)      (71,879)
                                                                       -----------    -----------     ---------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................    (892,110)      (372,037)      302,942
   Net realized gain distribution from the Portfolios.................          --      1,498,853            --
                                                                       -----------    -----------     ---------
  Net realized gain (loss) on investments.............................    (892,110)     1,126,816       302,942
                                                                       -----------    -----------     ---------

  Net change in unrealized appreciation (depreciation) of investments.  (1,092,014)    (1,480,144)     (926,739)
                                                                       -----------    -----------     ---------

Net Realized and Unrealized Gain (Loss) on Investments................  (1,984,124)      (353,328)     (623,797)
                                                                       -----------    -----------     ---------

Net Increase (Decrease) in Net Assets Resulting from Operations....... $(1,511,895)   $  (577,153)    $(695,676)
                                                                       ===========    ===========     =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                           NEUBERGER
                                                                            BERMAN       NEUBERGER
                                                                           ABSOLUTE       BERMAN             PIMCO
                                                                            RETURN     INTERNATIONAL COMMODITYREALRETURN(R)
                                                            MULTIMANAGER MULTI-MANAGER    EQUITY            STRATEGY
                                                            TECHNOLOGY*    PORTFOLIO     PORTFOLIO         PORTFOLIO
                                                            ------------ ------------- ------------- ----------------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios...........................  $       --    $      --     $ 20,793         $   792,232
  Expenses:
   Asset-based charges.....................................     169,849       15,638       23,976             263,438
                                                             ----------    ---------     --------         -----------

Net Investment Income (Loss)...............................    (169,849)     (15,638)      (3,183)            528,794
                                                             ----------    ---------     --------         -----------

Net realized and Unrealized Gain (Loss) on
 Investments:
   Net realized gain (loss) on investments.................     501,124        2,809        1,601          (2,267,468)
   Net realized gain distribution from the Portfolios......   1,031,548       15,789        6,020                  --
                                                             ----------    ---------     --------         -----------
  Net realized gain (loss) on investments..................   1,532,672       18,598        7,621          (2,267,468)
                                                             ----------    ---------     --------         -----------

  Net change in unrealized appreciation (depreciation) of
   investments.............................................    (802,907)    (102,975)     (61,552)         (3,787,950)
                                                             ----------    ---------     --------         -----------

Net Realized and Unrealized Gain (Loss) on
 Investments...............................................     729,765      (84,377)     (53,931)         (6,055,418)
                                                             ----------    ---------     --------         -----------

Net Increase (Decrease) in Net Assets Resulting from
 Operations................................................  $  559,916    $(100,015)    $(57,114)        $(5,526,624)
                                                             ==========    =========     ========         ===========

                                                               PIMCO
                                                             EMERGING
                                                              MARKETS     PIMCO GLOBAL
                                                               BOND      BOND PORTFOLIO
                                                             PORTFOLIO     (UNHEDGED)
                                                            -----------  --------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios........................... $   998,201     $ 12,354
  Expenses:
   Asset-based charges.....................................     277,210        8,712
                                                            -----------     --------

Net Investment Income (Loss)...............................     720,991        3,642
                                                            -----------     --------

Net realized and Unrealized Gain (Loss) on
 Investments:
   Net realized gain (loss) on investments.................    (583,151)     (19,772)
   Net realized gain distribution from the Portfolios......      94,841           --
                                                            -----------     --------
  Net realized gain (loss) on investments..................    (488,310)     (19,772)
                                                            -----------     --------

  Net change in unrealized appreciation (depreciation) of
   investments.............................................    (936,822)     (23,092)
                                                            -----------     --------

Net Realized and Unrealized Gain (Loss) on
 Investments...............................................  (1,425,132)     (42,864)
                                                            -----------     --------

Net Increase (Decrease) in Net Assets Resulting from
 Operations................................................ $  (704,141)    $(39,222)
                                                            ===========     ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                             PIMCO
                                                                       GLOBAL MULTI-ASSET    PIMCO        PIMCO
                                                                       MANAGED ALLOCATION REAL RETURN  TOTAL RETURN  PROFUND
                                                                           PORTFOLIO       PORTFOLIO    PORTFOLIO    VP BEAR
                                                                       ------------------ -----------  ------------ --------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................      $ 13,785      $ 2,555,924  $ 6,846,760  $     --
  Expenses:
   Asset-based charges................................................         5,170          954,246    1,994,465     4,101
                                                                            --------      -----------  -----------  --------

Net Investment Income (Loss)..........................................         8,615        1,601,678    4,852,295    (4,101)
                                                                            --------      -----------  -----------  --------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................           145       (1,341,404)    (350,172)  (74,019)
   Net realized gain distribution from the Portfolios.................            --               --    1,493,229        --
                                                                            --------      -----------  -----------  --------
  Net realized gain (loss) on investments.............................           145       (1,341,404)   1,143,057   (74,019)
                                                                            --------      -----------  -----------  --------

  Net change in unrealized appreciation (depreciation) of investments.       (35,307)      (3,006,707)  (7,526,900)   58,743
                                                                            --------      -----------  -----------  --------

Net Realized and Unrealized Gain (Loss) on Investments................       (35,162)      (4,348,111)  (6,383,843)  (15,276)
                                                                            --------      -----------  -----------  --------

Net Increase (Decrease) in Net Assets Resulting from
 Operations...........................................................      $(26,547)     $(2,746,433) $(1,531,548) $(19,377)
                                                                            ========      ===========  ===========  ========

                                                                                     PUTNAM VT
                                                                                     ABSOLUTE
                                                                        PROFUND VP    RETURN
                                                                       BIOTECHNOLOGY 500 FUND
                                                                       ------------- ---------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................  $        --  $    628
  Expenses:
   Asset-based charges................................................      741,958    13,371
                                                                        -----------  --------

Net Investment Income (Loss)..........................................     (741,958)  (12,743)
                                                                        -----------  --------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................    2,874,193    (3,096)
   Net realized gain distribution from the Portfolios.................    1,714,307    18,772
                                                                        -----------  --------
  Net realized gain (loss) on investments.............................    4,588,500    15,676
                                                                        -----------  --------

  Net change in unrealized appreciation (depreciation) of investments.   (3,804,914)  (33,071)
                                                                        -----------  --------

Net Realized and Unrealized Gain (Loss) on Investments................      783,586   (17,395)
                                                                        -----------  --------

Net Increase (Decrease) in Net Assets Resulting from
 Operations...........................................................  $    41,628  $(30,138)
                                                                        ===========  ========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                           PUTNAM           PUTNAM         PUTNAM
                                                                       VT DIVERSIFIED  VT GLOBAL ASSET   VT RESEARCH
                                                                        INCOME FUND   ALLOCATION FUND(4)   FUND(4)
                                                                       -------------- ------------------ -----------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................   $ 236,545         $    --          $ --
  Expenses:
   Asset-based charges................................................      41,215           2,963            18
                                                                         ---------         -------          ----

Net Investment Income (Loss)..........................................     195,330          (2,963)          (18)
                                                                         ---------         -------          ----

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................    (137,553)            119            --
   Net realized gain distribution from the Portfolios.................          --              --            --
                                                                         ---------         -------          ----
  Net realized gain (loss) on investments.............................    (137,553)            119            --
                                                                         ---------         -------          ----

  Net change in unrealized appreciation (depreciation) of investments.    (192,715)          4,425           291
                                                                         ---------         -------          ----

Net Realized and Unrealized Gain (Loss) on Investments................    (330,268)          4,544           291
                                                                         ---------         -------          ----

Net Increase (Decrease) in Net Assets Resulting from Operations.......   $(134,938)        $ 1,581          $273
                                                                         =========         =======          ====

                                                                       QS LEGG MASON    SEI VP      SEI VP
                                                                          DYNAMIC      BALANCED  CONSERVATIVE
                                                                       MULTI-STRATEGY  STRATEGY    STRATEGY
                                                                       VIT PORTFOLIO     FUND        FUND
                                                                       -------------- ---------  ------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................   $  29,898    $  70,878   $ 123,039
  Expenses:
   Asset-based charges................................................      47,648       48,189      83,404
                                                                         ---------    ---------   ---------

Net Investment Income (Loss)..........................................     (17,750)      22,689      39,635
                                                                         ---------    ---------   ---------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................     (49,776)       2,791       7,985
   Net realized gain distribution from the Portfolios.................      40,812       41,186      51,944
                                                                         ---------    ---------   ---------
  Net realized gain (loss) on investments.............................      (8,964)      43,977      59,929
                                                                         ---------    ---------   ---------

  Net change in unrealized appreciation (depreciation) of investments.    (284,155)    (323,509)   (246,414)
                                                                         ---------    ---------   ---------

Net Realized and Unrealized Gain (Loss) on Investments................    (293,119)    (279,532)   (186,485)
                                                                         ---------    ---------   ---------

Net Increase (Decrease) in Net Assets Resulting from Operations.......   $(310,869)   $(256,843)  $(146,850)
                                                                         =========    =========   =========

-----------
The accompanying notes are an integral part of these financial statements.
(4)Units were made available on July 20, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                                   T. ROWE
                                                                          SEI VP        SEI VP        SEI VP     PRICE EQUITY
                                                                       MARKET GROWTH  MARKET PLUS    MODERATE       INCOME
                                                                       STRATEGY FUND STRATEGY FUND STRATEGY FUND PORTFOLIO-II
                                                                       ------------- ------------- ------------- ------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................   $  78,639     $ 13,266      $ 141,132    $  34,642
  Expenses:
   Asset-based charges................................................      75,709       16,574         72,525       24,881
                                                                         ---------     --------      ---------    ---------

Net Investment Income (Loss)..........................................       2,930       (3,308)        68,607        9,761
                                                                         ---------     --------      ---------    ---------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................        (461)     (11,428)         5,283       14,388
   Net realized gain distribution from the Portfolios.................     119,016       32,008         76,489       53,654
                                                                         ---------     --------      ---------    ---------
  Net realized gain (loss) on investments.............................     118,555       20,580         81,772       68,042
                                                                         ---------     --------      ---------    ---------

  Net change in unrealized appreciation (depreciation) of investments.    (487,446)     (99,574)      (343,086)    (248,669)
                                                                         ---------     --------      ---------    ---------

Net Realized and Unrealized Gain (Loss) on Investments................    (368,891)     (78,994)      (261,314)    (180,627)
                                                                         ---------     --------      ---------    ---------

Net Increase (Decrease) in Net Assets Resulting from Operations.......   $(365,961)    $(82,302)     $(192,707)   $(170,866)
                                                                         =========     ========      =========    =========

                                                                                        TEMPLETON
                                                                        T. ROWE PRICE   DEVELOPING
                                                                       HEALTH SCIENCES   MARKETS
                                                                        PORTFOLIO-II     VIP FUND
                                                                       --------------- -----------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................   $        --   $   169,273
  Expenses:
   Asset-based charges................................................     1,531,480       117,367
                                                                         -----------   -----------

Net Investment Income (Loss)..........................................    (1,531,480)       51,906
                                                                         -----------   -----------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................     4,996,876      (441,704)
   Net realized gain distribution from the Portfolios.................     9,490,616     1,077,954
                                                                         -----------   -----------
  Net realized gain (loss) on investments.............................    14,487,492       636,250
                                                                         -----------   -----------

  Net change in unrealized appreciation (depreciation) of investments.    (5,347,224)   (2,540,272)
                                                                         -----------   -----------

Net Realized and Unrealized Gain (Loss) on Investments................     9,140,268    (1,904,022)
                                                                         -----------   -----------

Net Increase (Decrease) in Net Assets Resulting from Operations.......   $ 7,608,788   $(1,852,116)
                                                                         ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                                VAN ECK
                                                                        TEMPLETON     TEMPLETON   TEMPLETON   VIP GLOBAL
                                                                         FOREIGN     GLOBAL BOND   GROWTH     HARD ASSETS
                                                                        VIP FUND      VIP FUND    VIP FUND       FUND
                                                                       -----------  ------------  ---------  ------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios...................................... $   353,949  $ 11,028,927  $  54,445  $      8,524
  Expenses:
   Asset-based charges................................................     148,252     2,011,364     29,086       384,631
                                                                       -----------  ------------  ---------  ------------

Net Investment Income (Loss)..........................................     205,697     9,017,563     25,359      (376,107)
                                                                       -----------  ------------  ---------  ------------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................     (26,142)   (2,816,543)    35,599    (2,519,607)
   Net realized gain distribution from the Portfolios.................     361,517       716,319         --            --
                                                                       -----------  ------------  ---------  ------------
  Net realized gain (loss) on investments.............................     335,375    (2,100,224)    35,599    (2,519,607)
                                                                       -----------  ------------  ---------  ------------

  Net change in unrealized appreciation (depreciation) of investments.  (1,395,950)  (15,207,079)  (223,203)   (7,510,829)
                                                                       -----------  ------------  ---------  ------------

Net Realized and Unrealized Gain (Loss) on Investments................  (1,060,575)  (17,307,303)  (187,604)  (10,030,436)
                                                                       -----------  ------------  ---------  ------------

Net Increase (Decrease) in Net Assets Resulting from Operations....... $  (854,878) $ (8,289,740) $(162,245) $(10,406,543)
                                                                       ===========  ============  =========  ============

                                                                         VAN ECK VIP
                                                                        UNCONSTRAINED
                                                                       EMERGING MARKETS
                                                                          BOND FUND
                                                                       ----------------
Income and Expenses:
  Investment Income:
   Dividends from the Portfolios......................................     $ 20,928
  Expenses:
   Asset-based charges................................................        5,438
                                                                           --------

Net Investment Income (Loss)..........................................       15,490
                                                                           --------

Net realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments............................      (55,141)
   Net realized gain distribution from the Portfolios.................           --
                                                                           --------
  Net realized gain (loss) on investments.............................      (55,141)
                                                                           --------

  Net change in unrealized appreciation (depreciation) of investments.      (29,050)
                                                                           --------

Net Realized and Unrealized Gain (Loss) on Investments................      (84,191)
                                                                           --------

Net Increase (Decrease) in Net Assets Resulting from Operations.......     $(68,701)
                                                                           ========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                               7TWELVE/TM/ BALANCED
                                                                                                    PORTFOLIO
                                                                                            -------------------------
                                                                                                2015          2014
                                                                                            ------------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   (778,634) $  (831,988)
  Net realized gain (loss) on investments..................................................      139,561      823,490
  Net change in unrealized appreciation (depreciation) of investments......................   (6,892,222)  (2,067,253)
                                                                                            ------------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................   (7,531,295)  (2,075,751)
                                                                                            ------------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................    9,156,340   34,566,738
  Transfers between Variable Investment Options including guaranteed interest account, net.   (6,912,297)   1,357,061
  Redemptions for contract benefits and terminations.......................................   (5,821,639)  (2,094,208)
  Contract maintenance charges.............................................................      (17,065)     (13,856)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (3,594,661)  33,815,735
                                                                                            ------------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          (49)         650
                                                                                            ------------  -----------

Net Increase (Decrease) in Net Assets......................................................  (11,126,005)  31,740,634
Net Assets -- Beginning of Year or Period..................................................   88,451,947   56,711,313
                                                                                            ------------  -----------

Net Assets -- End of Year or Period........................................................ $ 77,325,942  $88,451,947
                                                                                            ============  ===========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................           --           --
  Redeemed.................................................................................           --           --
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................           --           --
                                                                                            ============  ===========

Unit Activity Class 4
  Issued...................................................................................        1,333        4,000
  Redeemed.................................................................................       (1,655)        (864)
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................         (322)       3,136
                                                                                            ============  ===========

                                                                                                AB VPS BALANCED
                                                                                                WEALTH STRATEGY
                                                                                                  PORTFOLIO**
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   31,696  $   51,740
  Net realized gain (loss) on investments..................................................    498,090     970,089
  Net change in unrealized appreciation (depreciation) of investments......................   (541,662)   (735,266)
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................    (11,876)    286,563
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................    249,993     320,306
  Transfers between Variable Investment Options including guaranteed interest account, net.    135,460    (510,910)
  Redemptions for contract benefits and terminations.......................................   (133,430)   (364,283)
  Contract maintenance charges.............................................................       (638)       (591)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    251,385    (555,478)
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         --          --
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................    239,509    (268,915)
Net Assets -- Beginning of Year or Period..................................................  5,098,300   5,367,215
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $5,337,809  $5,098,300
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................         41          33
  Redeemed.................................................................................        (24)        (72)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         17         (39)
                                                                                            ==========  ==========

Unit Activity Class 4
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

                                                                                              AB VPS GLOBAL
                                                                                             THEMATIC GROWTH
                                                                                              PORTFOLIO**(h)
                                                                                            -----------------
                                                                                              2015      2014
                                                                                            --------  -------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $ (1,113) $    (8)
  Net realized gain (loss) on investments..................................................    1,073       --
  Net change in unrealized appreciation (depreciation) of investments......................   (2,302)    (152)
                                                                                            --------  -------

  Net Increase (decrease) in net assets resulting from operations..........................   (2,342)    (160)
                                                                                            --------  -------

From Contractowners Transactions:
  Payments received from contractowners....................................................   93,246   18,000
  Transfers between Variable Investment Options including guaranteed interest account, net.   38,310       --
  Redemptions for contract benefits and terminations.......................................       --       --
  Contract maintenance charges.............................................................       --       --
                                                                                            --------  -------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  131,556   18,000
                                                                                            --------  -------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...      (19)      25
                                                                                            --------  -------

Net Increase (Decrease) in Net Assets......................................................  129,195   17,865
Net Assets -- Beginning of Year or Period..................................................   17,865       --
                                                                                            --------  -------

Net Assets -- End of Year or Period........................................................ $147,060  $17,865
                                                                                            ========  =======

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................       14        2
  Redeemed.................................................................................       (1)      --
                                                                                            --------  -------
  Net Increase (Decrease)..................................................................       13        2
                                                                                            ========  =======

Unit Activity Class 4
  Issued...................................................................................       --       --
  Redeemed.................................................................................       --       --
                                                                                            --------  -------
  Net Increase (Decrease)..................................................................       --       --
                                                                                            ========  =======

-----------
The accompanying notes are an integral part of these financial statements.
** Denotes Variable Investment Options that invest in shares of a Portfolio of
   AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.
(h)Units were made available on September 22, 2014.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                               AB VPS GROWTH
                                                                                                AND INCOME
                                                                                              PORTFOLIO**(h)
                                                                                            ------------------
                                                                                               2015      2014
                                                                                            ----------  ------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $      579  $   (9)
  Net realized gain (loss) on investments..................................................        187       8
  Net change in unrealized appreciation (depreciation) of investments......................      1,750      84
                                                                                            ----------  ------

  Net Increase (decrease) in net assets resulting from operations..........................      2,516      83
                                                                                            ----------  ------

From Contractowners Transactions:
  Payments received from contractowners....................................................    585,783   3,742
  Transfers between Variable Investment Options including guaranteed interest account, net.    509,473   1,167
  Redemptions for contract benefits and terminations.......................................     (3,792)     --
  Contract maintenance charges.............................................................         --      --
                                                                                            ----------  ------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  1,091,464   4,909
                                                                                            ----------  ------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...        (25)     25
                                                                                            ----------  ------

Net Increase (Decrease) in Net Assets......................................................  1,093,955   5,017
Net Assets -- Beginning of Year or Period..................................................      5,017      --
                                                                                            ----------  ------

Net Assets -- End of Year or Period........................................................ $1,098,972  $5,017
                                                                                            ==========  ======

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................        109       1
  Redeemed.................................................................................         (1)     (1)
                                                                                            ----------  ------
  Net Increase (Decrease)..................................................................        108      --
                                                                                            ==========  ======

                                                                                             AB VPS INTERNATIONAL
                                                                                                    GROWTH
                                                                                                  PORTFOLIO**
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $ (124,561) $ (117,138)
  Net realized gain (loss) on investments..................................................    110,231      89,106
  Net change in unrealized appreciation (depreciation) of investments......................   (342,629)   (240,800)
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................   (356,959)   (268,832)
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................    922,851   1,838,907
  Transfers between Variable Investment Options including guaranteed interest account, net.    (35,119)    (30,736)
  Redemptions for contract benefits and terminations.......................................   (356,935)   (334,103)
  Contract maintenance charges.............................................................     (1,451)     (1,168)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    529,346   1,472,900
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         --          --
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................    172,387   1,204,068
Net Assets -- Beginning of Year or Period..................................................  8,710,420   7,506,352
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $8,882,807  $8,710,420
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................        157         196
  Redeemed.................................................................................       (114)        (74)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         43         122
                                                                                            ==========  ==========

                                                                                             AB VPS REAL ESTATE
                                                                                                 INVESTMENT
                                                                                               PORTFOLIO**(h)
                                                                                            --------------------
                                                                                               2015       2014
                                                                                            ----------  --------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    3,677  $   (117)
  Net realized gain (loss) on investments..................................................     79,408         7
  Net change in unrealized appreciation (depreciation) of investments......................    (75,002)    2,532
                                                                                            ----------  --------

  Net Increase (decrease) in net assets resulting from operations..........................      8,083     2,422
                                                                                            ----------  --------

From Contractowners Transactions:
  Payments received from contractowners....................................................  1,063,889    98,241
  Transfers between Variable Investment Options including guaranteed interest account, net.    510,836     3,010
  Redemptions for contract benefits and terminations.......................................    (40,829)       --
  Contract maintenance charges.............................................................         --        --
                                                                                            ----------  --------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  1,533,896   101,251
                                                                                            ----------  --------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...        (25)       25
                                                                                            ----------  --------

Net Increase (Decrease) in Net Assets......................................................  1,541,954   103,698
Net Assets -- Beginning of Year or Period..................................................    103,698        --
                                                                                            ----------  --------

Net Assets -- End of Year or Period........................................................ $1,645,652  $103,698
                                                                                            ==========  ========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................        169         9
  Redeemed.................................................................................        (24)       --
                                                                                            ----------  --------
  Net Increase (Decrease)..................................................................        145         9
                                                                                            ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
** Denotes Variable Investment Options that invest in shares of a Portfolio of
   AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.
(h)Units were made available on September 22, 2014.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                   AB VPS
                                                                                             SMALL/MID CAP VALUE
                                                                                               PORTFOLIO**(h)
                                                                                            --------------------
                                                                                               2015       2014
                                                                                            ----------  --------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   (2,694) $   (252)
  Net realized gain (loss) on investments..................................................     50,287         1
  Net change in unrealized appreciation (depreciation) of investments......................   (105,936)    3,988
                                                                                            ----------  --------

  Net Increase (decrease) in net assets resulting from operations..........................    (58,343)    3,737
                                                                                            ----------  --------

From Contractowners Transactions:
  Payments received from contractowners....................................................    896,069    52,567
  Transfers between Variable Investment Options including guaranteed interest account, net.    162,035    90,834
  Redemptions for contract benefits and terminations.......................................     (6,368)     (777)
  Contract maintenance charges.............................................................         --        --
                                                                                            ----------  --------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  1,051,736   142,624
                                                                                            ----------  --------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...        (21)       26
                                                                                            ----------  --------

Net Increase (Decrease) in Net Assets......................................................    993,372   146,387
Net Assets -- Beginning of Year or Period..................................................    146,387        --
                                                                                            ----------  --------

Net Assets -- End of Year or Period........................................................ $1,139,759  $146,387
                                                                                            ==========  ========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................        125        15
  Redeemed.................................................................................        (18)       --
                                                                                            ----------  --------
  Net Increase (Decrease)..................................................................        107        15
                                                                                            ==========  ========

                                                                                                   ALL ASSET
                                                                                              AGGRESSIVE-ALT 25*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (43,798) $   30,343
  Net realized gain (loss) on investments..................................................    164,738     114,121
  Net change in unrealized appreciation (depreciation) of investments......................   (655,260)   (166,724)
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................   (534,320)    (22,260)
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................  2,713,389   3,745,226
  Transfers between Variable Investment Options including guaranteed interest account, net.    289,598   1,008,258
  Redemptions for contract benefits and terminations.......................................   (322,884)    (61,764)
  Contract maintenance charges.............................................................     (2,014)       (795)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  2,678,089   4,690,925
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         57         200
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................  2,143,826   4,668,865
Net Assets -- Beginning of Year or Period..................................................  6,907,945   2,239,080
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $9,051,771  $6,907,945
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................        316         483
  Redeemed.................................................................................        (73)        (55)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................        243         428
                                                                                            ==========  ==========

                                                                                                   ALL ASSET
                                                                                              AGGRESSIVE-ALT 50*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   37,455  $  120,166
  Net realized gain (loss) on investments..................................................    162,937         936
  Net change in unrealized appreciation (depreciation) of investments......................   (503,535)    (54,929)
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................   (303,143)     66,173
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................    136,183     168,821
  Transfers between Variable Investment Options including guaranteed interest account, net.     34,303     123,855
  Redemptions for contract benefits and terminations.......................................    (26,429)     (7,174)
  Contract maintenance charges.............................................................         --          --
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    144,057     285,502
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         --          --
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................   (159,086)    351,675
Net Assets -- Beginning of Year or Period..................................................  4,353,606   4,001,931
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $4,194,520  $4,353,606
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................         20          30
  Redeemed.................................................................................         (5)         (2)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         15          28
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
** Denotes Variable Investment Options that invest in shares of a Portfolio of
   AB Variable Product Series Fund, Inc., an affiliate of AXA Equitable.
(h)Units were made available on September 22, 2014.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                   ALL ASSET
                                                                                              AGGRESSIVE-ALT 75*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   46,873  $  138,735
  Net realized gain (loss) on investments..................................................    123,186         458
  Net change in unrealized appreciation (depreciation) of investments......................   (591,207)   (147,407)
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................   (421,148)     (8,214)
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................    122,554     439,900
  Transfers between Variable Investment Options including guaranteed interest account, net.     73,034      33,828
  Redemptions for contract benefits and terminations.......................................     (8,361)     (3,006)
  Contract maintenance charges.............................................................         --          --
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    187,227     470,722
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         --          --
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................   (233,921)    462,508
Net Assets -- Beginning of Year or Period..................................................  4,410,801   3,948,293
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $4,176,880  $4,410,801
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

Unit Activity Class B
  Issued...................................................................................         23          48
  Redeemed.................................................................................         (5)         (2)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         18          46
                                                                                            ==========  ==========

                                                                                                    ALL ASSET
                                                                                                 GROWTH-ALT 20*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   (74,729) $    17,803
  Net realized gain (loss) on investments..................................................     351,429      364,776
  Net change in unrealized appreciation (depreciation) of investments......................  (1,146,107)    (291,122)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................    (869,407)      91,457
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   3,991,263    3,679,625
  Transfers between Variable Investment Options including guaranteed interest account, net.    (674,009)    (452,149)
  Redemptions for contract benefits and terminations.......................................    (267,625)    (638,358)
  Contract maintenance charges.............................................................      (4,219)      (2,946)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   3,045,410    2,586,172
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................   2,176,003    2,677,629
Net Assets -- Beginning of Year or Period..................................................  12,545,953    9,868,324
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $14,721,956  $12,545,953
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................         330          303
  Redeemed.................................................................................        (115)        (117)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         215          186
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

                                                                                                   ALL ASSET
                                                                                                    MODERATE
                                                                                                 GROWTH-ALT 15*
                                                                                            -----------------------
                                                                                                2015        2014
                                                                                            -----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   (50,055) $   65,153
  Net realized gain (loss) on investments..................................................     159,905      89,718
  Net change in unrealized appreciation (depreciation) of investments......................    (749,371)   (156,869)
                                                                                            -----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................    (639,521)     (1,998)
                                                                                            -----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   4,586,650   5,975,031
  Transfers between Variable Investment Options including guaranteed interest account, net.    (360,231)    691,460
  Redemptions for contract benefits and terminations.......................................    (405,070)   (346,967)
  Contract maintenance charges.............................................................      (2,888)     (1,108)
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   3,818,461   6,318,416
                                                                                            -----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         125         249
                                                                                            -----------  ----------

Net Increase (Decrease) in Net Assets......................................................   3,179,065   6,316,667
Net Assets -- Beginning of Year or Period..................................................   8,926,986   2,610,319
                                                                                            -----------  ----------

Net Assets -- End of Year or Period........................................................ $12,106,051  $8,926,986
                                                                                            ===========  ==========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................          --          --
  Redeemed.................................................................................          --          --
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................          --          --
                                                                                            ===========  ==========

Unit Activity Class B
  Issued...................................................................................         586         631
  Redeemed.................................................................................        (230)        (46)
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................         356         585
                                                                                            ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                              ALPS | RED ROCKS LISTED
                                                                                            PRIVATE EQUITY PORTFOLIO(n)
                                                                                            ---------------------------
                                                                                                       2015
                                                                                            ---------------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss).............................................................          $    135
  Net realized gain (loss) on investments..................................................               (45)
  Net change in unrealized appreciation (depreciation) of investments......................            (9,427)
                                                                                                     --------

  Net Increase (decrease) in net assets resulting from operations..........................            (9,337)
                                                                                                     --------

From Contractowners Transactions:
  Payments received from contractowners....................................................           336,847
  Transfers between Variable Investment Options including guaranteed interest account, net.           129,521
  Redemptions for contract benefits and terminations.......................................              (527)
  Contract maintenance charges.............................................................                --
                                                                                                     --------

  Net increase (decrease) in net assets resulting from contractowner transactions..........           465,841
                                                                                                     --------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...                14
                                                                                                     --------

Net Increase (Decrease) in Net Assets......................................................           456,518
Net Assets -- Beginning of Year or Period..................................................                --
                                                                                                     --------

Net Assets -- End of Year or Period........................................................          $456,518
                                                                                                     ========

Changes in Units (000's):
Unit Activity Class II
  Issued...................................................................................                --
  Redeemed.................................................................................                --
                                                                                                     --------
  Net Increase (Decrease)..................................................................                --
                                                                                                     ========

Unit Activity Class I
  Issued...................................................................................                48
                                                                                                     --------
  Net Increase (Decrease)..................................................................                48
                                                                                                     ========

                                                                                               AMERICAN CENTURY
                                                                                                 VP INFLATION
                                                                                                PROTECTION FUND
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   19,938  $    2,612
  Net realized gain (loss) on investments..................................................    (46,823)      7,857
  Net change in unrealized appreciation (depreciation) of investments......................    (94,712)    (36,864)
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................   (121,597)    (26,395)
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................  1,006,785   1,501,446
  Transfers between Variable Investment Options including guaranteed interest account, net.    769,972     675,596
  Redemptions for contract benefits and terminations.......................................   (616,687)    (64,541)
  Contract maintenance charges.............................................................         --          --
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  1,160,070   2,112,501
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...        324          66
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................  1,038,797   2,086,172
Net Assets -- Beginning of Year or Period..................................................  2,169,171      82,999
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $3,207,968  $2,169,171
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Class II
  Issued...................................................................................        224         220
  Redeemed.................................................................................       (105)        (10)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................        119         210
                                                                                            ==========  ==========

Unit Activity Class I
  Issued...................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

                                                                                               AMERICAN CENTURY
                                                                                                   VP LARGE
                                                                                                 COMPANY VALUE
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   (2,482) $   (3,932)
  Net realized gain (loss) on investments..................................................     78,466     190,582
  Net change in unrealized appreciation (depreciation) of investments......................   (221,934)     68,190
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................   (145,950)    254,840
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................     88,289      58,666
  Transfers between Variable Investment Options including guaranteed interest account, net.    105,978      40,574
  Redemptions for contract benefits and terminations.......................................   (106,128)   (127,692)
  Contract maintenance charges.............................................................       (355)       (396)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     87,784     (28,848)
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         --          --
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................    (58,166)    225,992
Net Assets -- Beginning of Year or Period..................................................  2,581,482   2,355,490
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $2,523,316  $2,581,482
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Class II
  Issued...................................................................................         20          43
  Redeemed.................................................................................        (16)        (44)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          4          (1)
                                                                                            ==========  ==========

Unit Activity Class I
  Issued...................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
(n)Units were made available July 20, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                AMERICAN CENTURY
                                                                                                   VP MID CAP
                                                                                                   VALUE FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    59,188  $  (141,579)
  Net realized gain (loss) on investments..................................................   3,442,718    2,834,795
  Net change in unrealized appreciation (depreciation) of investments......................  (5,520,076)   2,292,870
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................  (2,018,170)   4,986,086
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................  18,236,042   12,283,313
  Transfers between Variable Investment Options including guaranteed interest account, net.   7,619,787    3,945,627
  Redemptions for contract benefits and terminations.......................................  (2,193,154)  (1,056,418)
  Contract maintenance charges.............................................................      (6,227)      (3,911)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  23,656,448   15,168,611
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...     (21,136)          --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................  21,617,142   20,154,697
Net Assets -- Beginning of Year or Period..................................................  47,836,312   27,681,615
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $69,453,454  $47,836,312
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class 4
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

Unit Activity Class II
  Issued...................................................................................       1,651        1,192
  Redeemed.................................................................................        (263)        (219)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................       1,388          973
                                                                                            ===========  ===========

                                                                                                 AMERICAN FUNDS
                                                                                                   INSURANCE
                                                                                            SERIES(R) ASSET ALLOCATION
                                                                                                    FUND/SM/
                                                                                            -------------------------
                                                                                                2015         2014
                                                                                            -----------   ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   114,322   $   63,929
  Net realized gain (loss) on investments..................................................     592,709      144,162
  Net change in unrealized appreciation (depreciation) of investments......................    (683,807)     (62,632)
                                                                                            -----------   ----------

  Net Increase (decrease) in net assets resulting from operations..........................      23,224      145,459
                                                                                            -----------   ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   7,387,452    6,273,282
  Transfers between Variable Investment Options including guaranteed interest account, net.     528,394    1,128,537
  Redemptions for contract benefits and terminations.......................................    (621,342)    (241,166)
  Contract maintenance charges.............................................................          --           --
                                                                                            -----------   ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   7,294,504    7,160,653
                                                                                            -----------   ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         255          701
                                                                                            -----------   ----------

Net Increase (Decrease) in Net Assets......................................................   7,317,983    7,306,813
Net Assets -- Beginning of Year or Period..................................................   7,662,710      355,897
                                                                                            -----------   ----------

Net Assets -- End of Year or Period........................................................ $14,980,693   $7,662,710
                                                                                            ===========   ==========

Changes in Units (000's):
Unit Activity Class 4
  Issued...................................................................................         857          705
  Redeemed.................................................................................        (155)         (22)
                                                                                            -----------   ----------
  Net Increase (Decrease)..................................................................         702          683
                                                                                            ===========   ==========

Unit Activity Class II
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------   ----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========   ==========

                                                                                                 AMERICAN FUNDS
                                                                                                    INSURANCE
                                                                                                 SERIES(R) BOND
                                                                                                    FUND/SM/
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   115,042  $   110,613
  Net realized gain (loss) on investments..................................................     351,067        3,118
  Net change in unrealized appreciation (depreciation) of investments......................    (863,347)     (11,822)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................    (397,238)     101,909
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   6,113,677    4,332,536
  Transfers between Variable Investment Options including guaranteed interest account, net.  10,704,977    4,605,189
  Redemptions for contract benefits and terminations.......................................    (567,020)    (147,872)
  Contract maintenance charges.............................................................      (1,838)        (377)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  16,249,796    8,789,476
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         269          290
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................  15,852,827    8,891,675
Net Assets -- Beginning of Year or Period..................................................  10,340,658    1,448,983
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $26,193,485  $10,340,658
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class 4
  Issued...................................................................................       1,809          924
  Redeemed.................................................................................        (189)         (45)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................       1,620          879
                                                                                            ===========  ===========

Unit Activity Class II
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                AMERICAN FUNDS
                                                                                            INSURANCE SERIES(R) GLOBAL
                                                                                                GROWTH FUND/SM/
                                                                                            -------------------------
                                                                                               2015          2014
                                                                                             ----------   ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    2,026    $    5,532
  Net realized gain (loss) on investments..................................................    154,416        30,878
  Net change in unrealized appreciation (depreciation) of investments......................    (86,320)       (7,382)
                                                                                             ----------   ----------

  Net Increase (decrease) in net assets resulting from operations..........................     70,122        29,028
                                                                                             ----------   ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................    996,923       857,917
  Transfers between Variable Investment Options including guaranteed interest account, net.    502,603       434,692
  Redemptions for contract benefits and terminations.......................................   (256,309)      (45,548)
  Contract maintenance charges.............................................................         --            --
                                                                                             ----------   ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  1,243,217     1,247,061
                                                                                             ----------   ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...        (49)           45
                                                                                             ----------   ----------

Net Increase (Decrease) in Net Assets......................................................  1,313,290     1,276,134
Net Assets -- Beginning of Year or Period..................................................  1,355,779        79,645
                                                                                             ----------   ----------

Net Assets -- End of Year or Period........................................................ $2,669,069    $1,355,779
                                                                                             ==========   ==========

Changes in Units (000's):
Unit Activity Class 4
  Issued...................................................................................        164           135
  Redeemed.................................................................................        (49)          (13)
                                                                                             ----------   ----------
  Net Increase (Decrease)..................................................................        115           122
                                                                                             ==========   ==========

                                                                                                 AMERICAN FUNDS
                                                                                            INSURANCE SERIES(R) GLOBAL
                                                                                                     SMALL
                                                                                            CAPITALIZATION FUND/SM/
                                                                                            -------------------------
                                                                                                2015         2014
                                                                                            -----------   ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (139,541)  $  (60,476)
  Net realized gain (loss) on investments..................................................     908,717       74,602
  Net change in unrealized appreciation (depreciation) of investments......................  (1,267,555)     (69,093)
                                                                                            -----------   ----------

  Net Increase (decrease) in net assets resulting from operations..........................    (498,379)     (54,967)
                                                                                            -----------   ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   4,123,353    3,367,734
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,837,314    1,836,339
  Redemptions for contract benefits and terminations.......................................    (289,524)     (96,043)
  Contract maintenance charges.............................................................      (1,070)        (407)
                                                                                            -----------   ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   5,670,073    5,107,623
                                                                                            -----------   ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...       1,200          100
                                                                                            -----------   ----------

Net Increase (Decrease) in Net Assets......................................................   5,172,894    5,052,756
Net Assets -- Beginning of Year or Period..................................................   6,911,983    1,859,227
                                                                                            -----------   ----------

Net Assets -- End of Year or Period........................................................ $12,084,877   $6,911,983
                                                                                            ===========   ==========

Changes in Units (000's):
Unit Activity Class 4
  Issued...................................................................................         779          532
  Redeemed.................................................................................        (306)         (88)
                                                                                            -----------   ----------
  Net Increase (Decrease)..................................................................         473          444
                                                                                            ===========   ==========

                                                                                                AMERICAN FUNDS
                                                                                                   INSURANCE
                                                                                            SERIES(R) GROWTH-INCOME
                                                                                                   FUND/SM/
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   20,600  $    8,847
  Net realized gain (loss) on investments..................................................    378,142      33,028
  Net change in unrealized appreciation (depreciation) of investments......................   (425,922)     26,094
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................    (27,180)     67,969
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................  2,274,296   1,014,650
  Transfers between Variable Investment Options including guaranteed interest account, net.    878,641     427,421
  Redemptions for contract benefits and terminations.......................................   (528,609)    (14,099)
  Contract maintenance charges.............................................................         --          --
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  2,624,328   1,427,972
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         --         390
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................  2,597,148   1,496,331
Net Assets -- Beginning of Year or Period..................................................  1,561,351      65,020
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $4,158,499  $1,561,351
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Class 4
  Issued...................................................................................        305         147
  Redeemed.................................................................................        (70)        (17)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................        235         130
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                AMERICAN FUNDS
                                                                                              INSURANCE SERIES(R)
                                                                                             INTERNATIONAL GROWTH
                                                                                              AND INCOME FUND/SM/
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   29,791  $   36,981
  Net realized gain (loss) on investments..................................................    (33,817)     24,652
  Net change in unrealized appreciation (depreciation) of investments......................   (233,313)   (143,952)
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................   (237,339)    (82,319)
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................  1,228,536   1,123,332
  Transfers between Variable Investment Options including guaranteed interest account, net.    305,526     559,717
  Redemptions for contract benefits and terminations.......................................    (87,632)    (63,912)
  Contract maintenance charges.............................................................         --          --
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  1,446,430   1,619,137
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         --         (10)
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................  1,209,091   1,536,808
Net Assets -- Beginning of Year or Period..................................................  1,661,964     125,156
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $2,871,055  $1,661,964
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Class 4
  Issued...................................................................................        206         199
  Redeemed.................................................................................        (59)        (39)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................        147         160
                                                                                            ==========  ==========
Unit Activity Class P-2
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

                                                                                                AMERICAN FUNDS
                                                                                              INSURANCE SERIES(R)
                                                                                                 MANAGED RISK
                                                                                            ASSET ALLOCATION FUND/SM/
                                                                                            ------------------------
                                                                                               2015         2014
                                                                                            ----------   ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    6,352   $  (55,973)
  Net realized gain (loss) on investments..................................................    184,445       68,846
  Net change in unrealized appreciation (depreciation) of investments......................   (334,700)      65,081
                                                                                            ----------   ----------

  Net Increase (decrease) in net assets resulting from operations..........................   (143,903)      77,954
                                                                                            ----------   ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................    873,344    3,405,698
  Transfers between Variable Investment Options including guaranteed interest account, net.   (521,778)     111,418
  Redemptions for contract benefits and terminations.......................................   (173,202)    (110,647)
  Contract maintenance charges.............................................................       (574)        (184)
                                                                                            ----------   ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    177,790    3,406,285
                                                                                            ----------   ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...      1,251          102
                                                                                            ----------   ----------

Net Increase (Decrease) in Net Assets......................................................     35,138    3,484,341
Net Assets -- Beginning of Year or Period..................................................  5,664,360    2,180,019
                                                                                            ----------   ----------

Net Assets -- End of Year or Period........................................................ $5,699,498   $5,664,360
                                                                                            ==========   ==========

Changes in Units (000's):
Unit Activity Class 4
  Issued...................................................................................         --           --
  Redeemed.................................................................................         --           --
                                                                                            ----------   ----------
  Net Increase (Decrease)..................................................................         --           --
                                                                                            ==========   ==========
Unit Activity Class P-2
  Issued...................................................................................        149          388
  Redeemed.................................................................................       (134)         (90)
                                                                                            ----------   ----------
  Net Increase (Decrease)..................................................................         15          298
                                                                                            ==========   ==========


                                                                                            AMERICAN FUNDS INSURANCE
                                                                                            SERIES(R) NEW WORLD FUND(R)
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            -----------   -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (208,200)  $    18,452
  Net realized gain (loss) on investments..................................................     447,896     1,130,262
  Net change in unrealized appreciation (depreciation) of investments......................  (1,731,045)   (3,075,855)
                                                                                            -----------   -----------

  Net Increase (decrease) in net assets resulting from operations..........................  (1,491,349)   (1,927,141)
                                                                                            -----------   -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   8,096,987     9,908,242
  Transfers between Variable Investment Options including guaranteed interest account, net.   4,546,991     5,707,296
  Redemptions for contract benefits and terminations.......................................  (1,227,144)     (282,618)
  Contract maintenance charges.............................................................      (2,362)         (883)
                                                                                            -----------   -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  11,414,472    15,332,037
                                                                                            -----------   -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...       2,001            --
                                                                                            -----------   -----------

Net Increase (Decrease) in Net Assets......................................................   9,925,124    13,404,896
Net Assets -- Beginning of Year or Period..................................................  20,030,140     6,625,244
                                                                                            -----------   -----------

Net Assets -- End of Year or Period........................................................ $29,955,264   $20,030,140
                                                                                            ===========   ===========

Changes in Units (000's):
Unit Activity Class 4
  Issued...................................................................................       1,576         1,645
  Redeemed.................................................................................        (398)         (191)
                                                                                            -----------   -----------
  Net Increase (Decrease)..................................................................       1,178         1,454
                                                                                            ===========   ===========
Unit Activity Class P-2
  Issued...................................................................................          --            --
  Redeemed.................................................................................          --            --
                                                                                            -----------   -----------
  Net Increase (Decrease)..................................................................          --            --
                                                                                            ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                 AXA 400 MANAGED
                                                                                                   VOLATILITY*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (687,274) $  (802,625)
  Net realized gain (loss) on investments..................................................   6,642,627    6,533,373
  Net change in unrealized appreciation (depreciation) of investments......................  (9,254,336)    (344,281)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................  (3,298,983)   5,386,467
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   2,252,547    2,059,233
  Transfers between Variable Investment Options including guaranteed interest account, net.     398,714   (2,542,503)
  Redemptions for contract benefits and terminations.......................................  (3,553,704)  (3,101,842)
  Contract maintenance charges.............................................................  (1,146,832)  (1,084,336)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (2,049,275)  (4,669,448)
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................  (5,348,258)     717,019
Net Assets -- Beginning of Year or Period..................................................  77,670,896   76,953,877
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $72,322,638  $77,670,896
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................         502          365
  Redeemed.................................................................................        (566)        (605)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (64)        (240)
                                                                                            ===========  ===========

                                                                                                  AXA 500 MANAGED
                                                                                                    VOLATILITY*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   (987,215) $ (1,610,047)
  Net realized gain (loss) on investments..................................................   12,784,684    14,722,212
  Net change in unrealized appreciation (depreciation) of investments......................  (13,364,371)    5,879,376
                                                                                            ------------  ------------

  Net Increase (decrease) in net assets resulting from operations..........................   (1,566,902)   18,991,541
                                                                                            ------------  ------------

From Contractowners Transactions:
  Payments received from contractowners....................................................    4,260,082     3,712,928
  Transfers between Variable Investment Options including guaranteed interest account, net.   (5,707,096)   (8,796,011)
  Redemptions for contract benefits and terminations.......................................   (8,684,313)   (8,891,125)
  Contract maintenance charges.............................................................   (2,642,817)   (2,534,422)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (12,774,144)  (16,508,630)
                                                                                            ------------  ------------

Net Increase (Decrease) in Net Assets......................................................  (14,341,046)    2,482,911
Net Assets -- Beginning of Year or Period..................................................  185,200,951   182,718,040
                                                                                            ------------  ------------

Net Assets -- End of Year or Period........................................................ $170,859,905  $185,200,951
                                                                                            ============  ============

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................        1,082           886
  Redeemed.................................................................................       (1,757)       (1,870)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................         (675)         (984)
                                                                                            ============  ============

                                                                                                AXA 2000 MANAGED
                                                                                                   VOLATILITY*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (836,884) $(1,051,477)
  Net realized gain (loss) on investments..................................................   5,344,734    6,148,952
  Net change in unrealized appreciation (depreciation) of investments......................  (9,440,090)  (2,915,103)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................  (4,932,240)   2,182,372
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   1,706,378    2,196,149
  Transfers between Variable Investment Options including guaranteed interest account, net.    (244,739)     852,973
  Redemptions for contract benefits and terminations.......................................  (3,907,142)  (3,586,702)
  Contract maintenance charges.............................................................  (1,202,595)  (1,159,781)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (3,648,098)  (1,697,361)
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................  (8,580,338)     485,011
Net Assets -- Beginning of Year or Period..................................................  83,165,581   82,680,570
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $74,585,243  $83,165,581
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................         394          482
  Redeemed.................................................................................        (559)        (546)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................        (165)         (64)
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                 AXA AGGRESSIVE
                                                                                                   ALLOCATION*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   (92,557) $    24,171
  Net realized gain (loss) on investments..................................................   1,473,475    2,375,863
  Net change in unrealized appreciation (depreciation) of investments......................  (1,925,924)  (1,723,630)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................    (545,006)     676,404
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................     757,193    1,340,666
  Transfers between Variable Investment Options including guaranteed interest account, net.  (2,185,450)  (1,032,837)
  Redemptions for contract benefits and terminations.......................................    (839,352)  (1,135,060)
  Contract maintenance charges.............................................................      (5,685)      (6,265)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (2,273,294)    (833,496)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................  (2,818,300)    (157,092)
Net Assets -- Beginning of Year or Period..................................................  21,411,296   21,568,388
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $18,592,996  $21,411,296
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................          61           56
  Redeemed.................................................................................        (225)        (177)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................        (164)        (121)
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................          61           98
  Redeemed.................................................................................         (37)          (6)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          24           92
                                                                                            ===========  ===========

                                                                                               AXA AGGRESSIVE STRATEGY*
                                                                                            ------------------------------
                                                                                                 2015            2014
                                                                                            --------------  --------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $      (77,084) $    6,287,599
  Net realized gain (loss) on investments..................................................     32,260,410      34,883,837
  Net change in unrealized appreciation (depreciation) of investments......................    (93,780,235)     17,002,624
                                                                                            --------------  --------------

  Net Increase (decrease) in net assets resulting from operations..........................    (61,596,909)     58,174,060
                                                                                            --------------  --------------

From Contractowners Transactions:
  Payments received from contractowners....................................................    572,015,259     612,858,015
  Transfers between Variable Investment Options including guaranteed interest account, net.    195,914,367     200,877,467
  Redemptions for contract benefits and terminations.......................................    (28,912,489)    (15,293,260)
  Contract maintenance charges.............................................................    (26,293,351)    (12,847,454)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    712,723,786     785,594,768
                                                                                            --------------  --------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         26,740          30,951
                                                                                            --------------  --------------

Net Increase (Decrease) in Net Assets......................................................    651,153,617     843,799,779
Net Assets -- Beginning of Year or Period..................................................  1,585,315,153     741,515,374
                                                                                            --------------  --------------

Net Assets -- End of Year or Period........................................................ $2,236,468,770  $1,585,315,153
                                                                                            ==============  ==============

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................             --              --
  Redeemed.................................................................................             --              --
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................             --              --
                                                                                            ==============  ==============

Unit Activity Class B
  Issued...................................................................................         57,416          62,621
  Redeemed.................................................................................         (4,269)         (1,990)
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................         53,147          60,631
                                                                                            ==============  ==============

                                                                                                AXA BALANCED STRATEGY*
                                                                                            ------------------------------
                                                                                                 2015            2014
                                                                                            --------------  --------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   (9,225,934) $   (3,317,272)
  Net realized gain (loss) on investments..................................................     39,915,795      54,254,835
  Net change in unrealized appreciation (depreciation) of investments......................    (84,028,324)      6,561,423
                                                                                            --------------  --------------

  Net Increase (decrease) in net assets resulting from operations..........................    (53,338,463)     57,498,986
                                                                                            --------------  --------------

From Contractowners Transactions:
  Payments received from contractowners....................................................    359,304,437     456,036,822
  Transfers between Variable Investment Options including guaranteed interest account, net.    101,860,249     146,540,662
  Redemptions for contract benefits and terminations.......................................    (82,221,663)    (56,757,959)
  Contract maintenance charges.............................................................    (35,409,543)    (26,183,183)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    343,533,480     519,636,342
                                                                                            --------------  --------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         36,327          19,702
                                                                                            --------------  --------------

Net Increase (Decrease) in Net Assets......................................................    290,231,344     577,155,030
Net Assets -- Beginning of Year or Period..................................................  2,235,686,994   1,658,531,964
                                                                                            --------------  --------------

Net Assets -- End of Year or Period........................................................ $2,525,918,338  $2,235,686,994
                                                                                            ==============  ==============

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................             --              --
  Redeemed.................................................................................             --              --
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................             --              --
                                                                                            ==============  ==============

Unit Activity Class B
  Issued...................................................................................         36,863          48,287
  Redeemed.................................................................................        (10,552)         (7,818)
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................         26,311          40,469
                                                                                            ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                AXA CONSERVATIVE GROWTH
                                                                                                       STRATEGY*
                                                                                            ------------------------------
                                                                                                 2015            2014
                                                                                            --------------  --------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   (4,770,433) $   (2,913,441)
  Net realized gain (loss) on investments..................................................     16,862,991      24,159,116
  Net change in unrealized appreciation (depreciation) of investments......................    (34,172,045)        991,346
                                                                                            --------------  --------------

  Net Increase (decrease) in net assets resulting from operations..........................    (22,079,487)     22,237,021
                                                                                            --------------  --------------

From Contractowners Transactions:
  Payments received from contractowners....................................................    175,792,638     204,198,825
  Transfers between Variable Investment Options including guaranteed interest account, net.     28,271,083      44,849,221
  Redemptions for contract benefits and terminations.......................................    (48,480,841)    (35,021,980)
  Contract maintenance charges.............................................................    (16,143,908)    (12,598,616)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    139,438,972     201,427,450
                                                                                            --------------  --------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          6,000           4,501
                                                                                            --------------  --------------

Net Increase (Decrease) in Net Assets......................................................    117,365,485     223,668,972
Net Assets -- Beginning of Year or Period..................................................  1,051,380,671     827,711,699
                                                                                            --------------  --------------

Net Assets -- End of Year or Period........................................................ $1,168,746,156  $1,051,380,671
                                                                                            ==============  ==============

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................             --              --
  Redeemed.................................................................................             --              --
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................             --              --
                                                                                            ==============  ==============

Unit Activity Class B
  Issued...................................................................................         19,176          23,660
  Redeemed.................................................................................         (7,941)         (7,201)
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................         11,235          16,459
                                                                                            ==============  ==============

                                                                                                 AXA CONSERVATIVE
                                                                                                     STRATEGY*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $ (3,566,666) $ (3,219,750)
  Net realized gain (loss) on investments..................................................    6,322,727     9,579,466
  Net change in unrealized appreciation (depreciation) of investments......................  (13,594,427)       55,766
                                                                                            ------------  ------------

  Net Increase (decrease) in net assets resulting from operations..........................  (10,838,366)    6,415,482
                                                                                            ------------  ------------

From Contractowners Transactions:
  Payments received from contractowners....................................................   93,860,923   108,482,504
  Transfers between Variable Investment Options including guaranteed interest account, net.   62,950,023    33,761,461
  Redemptions for contract benefits and terminations.......................................  (38,586,521)  (31,553,368)
  Contract maintenance charges.............................................................   (9,975,560)   (7,663,037)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  108,248,865   103,027,560
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...           --         1,500
                                                                                            ------------  ------------

Net Increase (Decrease) in Net Assets......................................................   97,410,499   109,444,542
Net Assets -- Beginning of Year or Period..................................................  599,573,428   490,128,886
                                                                                            ------------  ------------

Net Assets -- End of Year or Period........................................................ $696,983,927  $599,573,428
                                                                                            ============  ============

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................           --            --
  Redeemed.................................................................................           --            --
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           --            --
                                                                                            ============  ============

Unit Activity Class B
  Issued...................................................................................       21,254        19,195
  Redeemed.................................................................................      (11,554)       (9,970)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................        9,700         9,225
                                                                                            ============  ============

                                                                                                AXA GLOBAL EQUITY
                                                                                               MANAGED VOLATILITY*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   (80,087) $   (57,189)
  Net realized gain (loss) on investments..................................................     395,056      375,873
  Net change in unrealized appreciation (depreciation) of investments......................    (797,838)    (309,319)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................    (482,869)       9,365
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   1,098,999    2,190,593
  Transfers between Variable Investment Options including guaranteed interest account, net.      92,885      138,627
  Redemptions for contract benefits and terminations.......................................    (579,017)    (534,618)
  Contract maintenance charges.............................................................    (146,681)    (128,675)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     466,186    1,665,927
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................     (16,683)   1,675,292
Net Assets -- Beginning of Year or Period..................................................  14,896,247   13,220,955
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $14,879,564  $14,896,247
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................          64          180
  Redeemed.................................................................................         (96)         (99)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (32)          81
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................          66           50
  Redeemed.................................................................................         (32)         (27)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          34           23
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                 AXA GROWTH STRATEGY*
                                                                                            ------------------------------
                                                                                                 2015            2014
                                                                                            --------------  --------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   (4,611,178) $    4,378,327
  Net realized gain (loss) on investments..................................................     49,611,597      64,633,411
  Net change in unrealized appreciation (depreciation) of investments......................   (123,376,672)     13,603,278
                                                                                            --------------  --------------

  Net Increase (decrease) in net assets resulting from operations..........................    (78,376,253)     82,615,016
                                                                                            --------------  --------------

From Contractowners Transactions:
  Payments received from contractowners....................................................    617,984,631     713,446,311
  Transfers between Variable Investment Options including guaranteed interest account, net.    225,893,474     260,635,122
  Redemptions for contract benefits and terminations.......................................    (55,275,109)    (36,043,647)
  Contract maintenance charges.............................................................    (40,297,747)    (23,972,357)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    748,305,249     914,065,429
                                                                                            --------------  --------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...        (46,918)          8,002
                                                                                            --------------  --------------

Net Increase (Decrease) in Net Assets......................................................    669,882,078     996,688,447
Net Assets -- Beginning of Year or Period..................................................  2,437,703,624   1,441,015,177
                                                                                            --------------  --------------

Net Assets -- End of Year or Period........................................................ $3,107,585,702  $2,437,703,624
                                                                                            ==============  ==============

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................             --              --
  Redeemed.................................................................................             --              --
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................             --              --
                                                                                            ==============  ==============

Unit Activity Class B
  Issued...................................................................................         58,408          69,244
  Redeemed.................................................................................         (6,699)         (4,117)
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................         51,709          65,127
                                                                                            ==============  ==============

                                                                                             AXA INTERNATIONAL CORE
                                                                                             MANAGED VOLATILITY*(e)
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (178,140) $    16,296
  Net realized gain (loss) on investments..................................................     142,755      348,938
  Net change in unrealized appreciation (depreciation) of investments......................    (714,434)  (1,515,429)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................    (749,819)  (1,150,195)
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   1,224,758      962,677
  Transfers between Variable Investment Options including guaranteed interest account, net.     508,010    4,804,473
  Redemptions for contract benefits and terminations.......................................    (402,775)    (363,030)
  Contract maintenance charges.............................................................    (148,092)    (103,660)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   1,181,901    5,300,460
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...        (161)          --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................     431,921    4,150,265
Net Assets -- Beginning of Year or Period..................................................  12,077,361    7,927,096
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $12,509,282  $12,077,361
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................         135          184
  Redeemed.................................................................................         (78)         (81)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          57          103
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................          90          322
  Redeemed.................................................................................         (52)         (71)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          38          251
                                                                                            ===========  ===========

                                                                                                 AXA INTERNATIONAL
                                                                                                MANAGED VOLATILITY*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $ (1,731,275) $   (757,986)
  Net realized gain (loss) on investments..................................................    3,580,076     2,839,679
  Net change in unrealized appreciation (depreciation) of investments......................   (5,902,713)  (11,680,619)
                                                                                            ------------  ------------

  Net Increase (decrease) in net assets resulting from operations..........................   (4,053,912)   (9,598,926)
                                                                                            ------------  ------------

From Contractowners Transactions:
  Payments received from contractowners....................................................    2,301,947     3,645,588
  Transfers between Variable Investment Options including guaranteed interest account, net.    5,650,173     7,821,377
  Redemptions for contract benefits and terminations.......................................   (6,407,396)   (5,525,673)
  Contract maintenance charges.............................................................   (1,878,516)   (1,753,025)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     (333,792)    4,188,267
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...           --            --
                                                                                            ------------  ------------

Net Increase (Decrease) in Net Assets......................................................   (4,387,704)   (5,410,659)
Net Assets -- Beginning of Year or Period..................................................  119,648,677   125,059,336
                                                                                            ------------  ------------

Net Assets -- End of Year or Period........................................................ $115,260,973  $119,648,677
                                                                                            ============  ============

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................           --            --
  Redeemed.................................................................................           --            --
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           --            --
                                                                                            ============  ============

Unit Activity Class B
  Issued...................................................................................        1,256         1,256
  Redeemed.................................................................................       (1,236)         (851)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           20           405
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(e)AXA International Core Managed Volatility replaced Multimanager International Equity due to a fund merger on June 13, 2014.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                            AXA INTERNATIONAL VALUE
                                                                                              MANAGED VOLATILITY*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (54,143) $    8,789
  Net realized gain (loss) on investments..................................................     25,010     116,665
  Net change in unrealized appreciation (depreciation) of investments......................   (146,670)   (486,336)
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................   (175,803)   (360,882)
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................    151,384     538,601
  Transfers between Variable Investment Options including guaranteed interest account, net.   (132,640)    (54,547)
  Redemptions for contract benefits and terminations.......................................   (186,386)   (269,207)
  Contract maintenance charges.............................................................       (683)       (627)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (168,325)    214,220
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         --          --
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................   (344,128)   (146,662)
Net Assets -- Beginning of Year or Period..................................................  4,030,802   4,177,464
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $3,686,674  $4,030,802
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................         56         100
  Redeemed.................................................................................        (72)        (81)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................        (16)         19
                                                                                            ==========  ==========

Unit Activity Class B
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

                                                                                                 AXA LARGE CAP
                                                                                                 CORE MANAGED
                                                                                                VOLATILITY*(f)
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (33,092) $  (13,577)
  Net realized gain (loss) on investments..................................................    405,407     557,994
  Net change in unrealized appreciation (depreciation) of investments......................   (474,415)      3,484
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................   (102,100)    547,901
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................  1,417,678     417,989
  Transfers between Variable Investment Options including guaranteed interest account, net.   (369,170)  3,853,721
  Redemptions for contract benefits and terminations.......................................   (345,770)   (361,861)
  Contract maintenance charges.............................................................   (131,105)    (88,091)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    571,633   3,821,758
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         --          --
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................    469,533   4,369,659
Net Assets -- Beginning of Year or Period..................................................  7,755,944   3,386,285
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $8,225,477  $7,755,944
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

Unit Activity Class B
  Issued...................................................................................        174         334
  Redeemed.................................................................................       (145)        (92)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         29         242
                                                                                            ==========  ==========

                                                                                                  AXA LARGE CAP
                                                                                                 GROWTH MANAGED
                                                                                                 VOLATILITY*(g)
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (267,419) $  (206,016)
  Net realized gain (loss) on investments..................................................   2,256,272    1,183,275
  Net change in unrealized appreciation (depreciation) of investments......................  (1,465,905)     555,656
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................     522,948    1,532,915
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   2,962,865    2,398,598
  Transfers between Variable Investment Options including guaranteed interest account, net.     170,936    5,592,541
  Redemptions for contract benefits and terminations.......................................  (1,327,070)    (606,339)
  Contract maintenance charges.............................................................    (322,020)    (221,647)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   1,484,711    7,163,153
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................   2,007,659    8,696,068
Net Assets -- Beginning of Year or Period..................................................  21,031,979   12,335,911
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $23,039,638  $21,031,979
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................          74          137
  Redeemed.................................................................................         (49)         (53)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          25           84
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................         178          407
  Redeemed.................................................................................        (126)        (133)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          52          274
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(f)AXA Large Cap Core Managed Volatility replaced Multimanager Large Cap Core Equity due to a fund merger on June 20, 2014.
(g)AXA Large Cap Growth Managed Volatility replaced EQ/Equity Growth PLUS due to a fund merger on June 20, 2014.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                  AXA LARGE CAP
                                                                                                  VALUE MANAGED
                                                                                                 VOLATILITY*(b)
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   163,880  $    54,910
  Net realized gain (loss) on investments..................................................     763,334      573,251
  Net change in unrealized appreciation (depreciation) of investments......................  (2,367,469)     689,513
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................  (1,440,255)   1,317,674
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   2,865,848    1,922,945
  Transfers between Variable Investment Options including guaranteed interest account, net.   9,090,516    9,241,968
  Redemptions for contract benefits and terminations.......................................    (820,919)    (429,705)
  Contract maintenance charges.............................................................    (243,489)    (153,218)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  10,891,956   10,581,990
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         350        3,999
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................   9,452,051   11,903,663
Net Assets -- Beginning of Year or Period..................................................  19,588,459    7,684,796
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $29,040,510  $19,588,459
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................         671          203
  Redeemed.................................................................................         (44)         (39)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         627          164
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................         151          580
  Redeemed.................................................................................        (139)         (86)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          12          494
                                                                                            ===========  ===========

                                                                                                   AXA MID CAP
                                                                                                  VALUE MANAGED
                                                                                                   VOLATILITY*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   (74,904) $   (82,183)
  Net realized gain (loss) on investments..................................................     560,416      586,937
  Net change in unrealized appreciation (depreciation) of investments......................  (1,166,916)     432,947
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................    (681,404)     937,701
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   3,324,916    2,191,980
  Transfers between Variable Investment Options including guaranteed interest account, net.     193,655      713,405
  Redemptions for contract benefits and terminations.......................................    (527,511)    (253,323)
  Contract maintenance charges.............................................................    (143,387)    (100,289)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   2,847,673    2,551,773
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................   2,166,269    3,489,474
Net Assets -- Beginning of Year or Period..................................................  10,430,631    6,941,157
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $12,596,900  $10,430,631
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................          62          293
  Redeemed.................................................................................         (35)        (226)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          27           67
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................         171          105
  Redeemed.................................................................................         (64)         (34)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         107           71
                                                                                            ===========  ===========


                                                                                             AXA MODERATE ALLOCATION*
                                                                                            -------------------------
                                                                                                2015          2014
                                                                                            ------------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   (453,547) $  (110,499)
  Net realized gain (loss) on investments..................................................    3,779,218    4,413,755
  Net change in unrealized appreciation (depreciation) of investments......................   (5,854,549)  (3,065,698)
                                                                                            ------------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................   (2,528,878)   1,237,558
                                                                                            ------------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   31,558,672   35,010,557
  Transfers between Variable Investment Options including guaranteed interest account, net.   (1,934,964)  (8,109,181)
  Redemptions for contract benefits and terminations.......................................   (6,108,643)  (3,858,374)
  Contract maintenance charges.............................................................      (23,231)     (17,705)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   23,491,834   23,025,297
                                                                                            ------------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...           --           --
                                                                                            ------------  -----------

Net Increase (Decrease) in Net Assets......................................................   20,962,956   24,262,855
Net Assets -- Beginning of Year or Period..................................................   89,054,923   64,792,068
                                                                                            ------------  -----------

Net Assets -- End of Year or Period........................................................ $110,017,879  $89,054,923
                                                                                            ============  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................        1,904        2,498
  Redeemed.................................................................................         (878)      (1,187)
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................        1,026        1,311
                                                                                            ============  ===========

Unit Activity Class B
  Issued...................................................................................        1,304          662
  Redeemed.................................................................................         (291)         (49)
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................        1,013          613
                                                                                            ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)AXA Large Cap Value Managed Volatility replaced Multimanager Large Cap Value due to a fund merger on June 13, 2014.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                     AXA MODERATE
                                                                                                   GROWTH STRATEGY*
                                                                                            ------------------------------
                                                                                                 2015            2014
                                                                                            --------------  --------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (17,171,619) $   (4,502,723)
  Net realized gain (loss) on investments..................................................    105,025,230     154,875,209
  Net change in unrealized appreciation (depreciation) of investments......................   (210,970,238)      5,527,153
                                                                                            --------------  --------------

  Net Increase (decrease) in net assets resulting from operations..........................   (123,116,627)    155,899,639
                                                                                            --------------  --------------

From Contractowners Transactions:
  Payments received from contractowners....................................................    640,342,269     866,763,539
  Transfers between Variable Investment Options including guaranteed interest account, net.    192,549,343     244,440,853
  Redemptions for contract benefits and terminations.......................................   (188,085,210)   (144,815,446)
  Contract maintenance charges.............................................................    (77,319,803)    (59,389,799)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    567,486,599     906,999,147
                                                                                            --------------  --------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         25,034              --
                                                                                            --------------  --------------

Net Increase (Decrease) in Net Assets......................................................    444,395,006   1,062,898,786
Net Assets -- Beginning of Year or Period..................................................  4,954,326,924   3,891,428,138
                                                                                            --------------  --------------

Net Assets -- End of Year or Period........................................................ $5,398,721,930  $4,954,326,924
                                                                                            ==============  ==============

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................             --              --
  Redeemed.................................................................................             --              --
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................             --              --
                                                                                            ==============  ==============

Unit Activity Class B
  Issued...................................................................................         60,070          83,308
  Redeemed.................................................................................        (18,825)        (15,698)
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................         41,245          67,610
                                                                                            ==============  ==============

                                                                                                AXA MODERATE-PLUS
                                                                                                   ALLOCATION*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (203,908) $     5,106
  Net realized gain (loss) on investments..................................................   2,374,144    3,691,410
  Net change in unrealized appreciation (depreciation) of investments......................  (3,396,343)  (2,602,627)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................  (1,226,107)   1,093,889
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   5,437,985    6,810,476
  Transfers between Variable Investment Options including guaranteed interest account, net.    (636,486)    (926,655)
  Redemptions for contract benefits and terminations.......................................  (4,336,082)  (1,824,424)
  Contract maintenance charges.............................................................     (12,613)     (13,321)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     452,804    4,046,076
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................    (773,303)   5,139,965
Net Assets -- Beginning of Year or Period..................................................  47,437,476   42,297,511
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $46,664,173  $47,437,476
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................          95          226
  Redeemed.................................................................................        (280)        (339)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................        (185)        (113)
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................         548          566
  Redeemed.................................................................................        (244)         (19)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         304          547
                                                                                            ===========  ===========

                                                                                             AXA NATURAL RESOURCES*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    48,060  $    77,725
  Net realized gain (loss) on investments..................................................    (833,873)      54,220
  Net change in unrealized appreciation (depreciation) of investments......................      78,080   (1,068,508)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................    (707,733)    (936,563)
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................     846,918    1,160,247
  Transfers between Variable Investment Options including guaranteed interest account, net.     580,769      154,944
  Redemptions for contract benefits and terminations.......................................     (90,449)     (43,770)
  Contract maintenance charges.............................................................        (226)        (107)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   1,337,012    1,271,314
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...  (4,480,318)          --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................  (3,851,039)     334,751
Net Assets -- Beginning of Year or Period..................................................   5,948,543    5,613,792
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $ 2,097,504  $ 5,948,543
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................         216          171
  Redeemed.................................................................................         (49)         (52)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         167          119
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                  AXA SMARTBETA
                                                                                                     EQUITY*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   149,849  $   203,172
  Net realized gain (loss) on investments..................................................      20,136       81,748
  Net change in unrealized appreciation (depreciation) of investments......................     (39,339)     484,377
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................     130,646      769,297
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................     280,818      249,606
  Transfers between Variable Investment Options including guaranteed interest account, net.     106,767       69,759
  Redemptions for contract benefits and terminations.......................................     (12,527)        (614)
  Contract maintenance charges.............................................................          --           --
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     375,058      318,751
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................     505,704    1,088,048
Net Assets -- Beginning of Year or Period..................................................  11,373,002   10,284,954
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $11,878,706  $11,373,002
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................          46           30
  Redeemed.................................................................................         (11)          --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          35           30
                                                                                            ===========  ===========

                                                                                                   AXA ULTRA
                                                                                             CONSERVATIVE STRATEGY*
                                                                                            -----------------------
                                                                                                2015        2014
                                                                                            -----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    22,268  $   (4,870)
  Net realized gain (loss) on investments..................................................     310,200      14,743
  Net change in unrealized appreciation (depreciation) of investments......................    (412,209)     (3,091)
                                                                                            -----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................     (79,741)      6,782
                                                                                            -----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................          --         347
  Transfers between Variable Investment Options including guaranteed interest account, net.  45,113,845   2,426,560
  Redemptions for contract benefits and terminations.......................................  (1,351,512)   (214,374)
  Contract maintenance charges.............................................................    (135,419)    (16,312)
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  43,626,914   2,196,221
                                                                                            -----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          31          26
                                                                                            -----------  ----------

Net Increase (Decrease) in Net Assets......................................................  43,547,204   2,203,029
Net Assets -- Beginning of Year or Period..................................................   2,600,385     397,356
                                                                                            -----------  ----------

Net Assets -- End of Year or Period........................................................ $46,147,589  $2,600,385
                                                                                            ===========  ==========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................       8,689         377
  Redeemed.................................................................................      (4,344)       (160)
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................       4,345         217
                                                                                            ===========  ==========

                                                                                               AXA/AB
                                                                                              DYNAMIC
                                                                                             GROWTH*(m)
                                                                                            ------------
                                                                                                2015
                                                                                            ------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   (373,314)
  Net realized gain (loss) on investments..................................................       (9,800)
  Net change in unrealized appreciation (depreciation) of investments......................   (2,009,856)
                                                                                            ------------

  Net Increase (decrease) in net assets resulting from operations..........................   (2,392,970)
                                                                                            ------------

From Contractowners Transactions:
  Payments received from contractowners....................................................  123,023,948
  Transfers between Variable Investment Options including guaranteed interest account, net.   26,932,909
  Redemptions for contract benefits and terminations.......................................     (130,668)
  Contract maintenance charges.............................................................           --
                                                                                            ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  149,826,189
                                                                                            ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...        5,702
                                                                                            ------------

Net Increase (Decrease) in Net Assets......................................................  147,438,921
Net Assets -- Beginning of Year or Period..................................................           --
                                                                                            ------------

Net Assets -- End of Year or Period........................................................ $147,438,921
                                                                                            ============

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................       15,746
  Redeemed.................................................................................         (120)
                                                                                            ------------
  Net Increase (Decrease)..................................................................       15,626
                                                                                            ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(m)Units were made available on May 26, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                    AXA/AB DYNAMIC
                                                                                                   MODERATE GROWTH*
                                                                                            ------------------------------
                                                                                                 2015            2014
                                                                                            --------------  --------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (15,149,098) $   (8,336,632)
  Net realized gain (loss) on investments..................................................     35,033,582      30,115,711
  Net change in unrealized appreciation (depreciation) of investments......................    (75,641,494)     34,080,892
                                                                                            --------------  --------------

  Net Increase (decrease) in net assets resulting from operations..........................    (55,757,010)     55,859,971
                                                                                            --------------  --------------

From Contractowners Transactions:
  Payments received from contractowners....................................................    394,209,546     490,203,754
  Transfers between Variable Investment Options including guaranteed interest account, net.    149,270,437     218,527,178
  Redemptions for contract benefits and terminations.......................................    (60,194,118)    (39,852,688)
  Contract maintenance charges.............................................................    (33,344,322)    (21,946,155)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    449,941,543     646,932,089
                                                                                            --------------  --------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...             --              --
                                                                                            --------------  --------------

Net Increase (Decrease) in Net Assets......................................................    394,184,533     702,792,060
Net Assets -- Beginning of Year or Period..................................................  2,032,106,786   1,329,314,726
                                                                                            --------------  --------------

Net Assets -- End of Year or Period........................................................ $2,426,291,319  $2,032,106,786
                                                                                            ==============  ==============

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................             --              --
  Redeemed.................................................................................             --              --
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................             --              --
                                                                                            ==============  ==============

Unit Activity Class B
  Issued...................................................................................         46,465          61,598
  Redeemed.................................................................................         (9,182)         (6,250)
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................         37,283          55,348
                                                                                            ==============  ==============

                                                                                            AXA/AB SHORT DURATION
                                                                                              GOVERNMENT BOND*
                                                                                            --------------------
                                                                                               2015       2014
                                                                                            ----------  --------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (12,817) $ (3,669)
  Net realized gain (loss) on investments..................................................     (2,588)     (604)
  Net change in unrealized appreciation (depreciation) of investments......................     (2,590)   (1,204)
                                                                                            ----------  --------

  Net Increase (decrease) in net assets resulting from operations..........................    (17,995)   (5,477)
                                                                                            ----------  --------

From Contractowners Transactions:
  Payments received from contractowners....................................................    830,962   347,423
  Transfers between Variable Investment Options including guaranteed interest account, net.   (120,376)   (2,738)
  Redemptions for contract benefits and terminations.......................................    (85,869)   (8,032)
  Contract maintenance charges.............................................................         --        --
                                                                                            ----------  --------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    624,717   336,653
                                                                                            ----------  --------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         15         5
                                                                                            ----------  --------

Net Increase (Decrease) in Net Assets......................................................    606,737   331,181
Net Assets -- Beginning of Year or Period..................................................    560,364   229,183
                                                                                            ----------  --------

Net Assets -- End of Year or Period........................................................ $1,167,101  $560,364
                                                                                            ==========  ========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................         --        --
  Redeemed.................................................................................         --        --
                                                                                            ----------  --------
  Net Increase (Decrease)..................................................................         --        --
                                                                                            ==========  ========

Unit Activity Class B
  Issued...................................................................................        193        57
  Redeemed.................................................................................       (130)      (23)
                                                                                            ----------  --------
  Net Increase (Decrease)..................................................................         63        34
                                                                                            ==========  ========

                                                                                                     AXA/AB
                                                                                                    SMALL CAP
                                                                                                     GROWTH*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (651,562) $  (505,572)
  Net realized gain (loss) on investments..................................................   5,834,568    5,458,303
  Net change in unrealized appreciation (depreciation) of investments......................  (7,432,536)  (4,033,954)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................  (2,249,530)     918,777
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   8,934,763   10,546,523
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,270,396   (1,367,070)
  Redemptions for contract benefits and terminations.......................................  (2,114,688)  (1,255,481)
  Contract maintenance charges.............................................................    (281,419)    (250,019)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   7,809,052    7,673,953
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         251          201
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................   5,559,773    8,592,931
Net Assets -- Beginning of Year or Period..................................................  41,950,821   33,357,890
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $47,510,594  $41,950,821
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................         383          457
  Redeemed.................................................................................        (123)        (250)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         260          207
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................         367          366
  Redeemed.................................................................................        (195)        (111)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         172          255
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                              AXA/DOUBLELINE
                                                                                            OPPORTUNISTIC CORE
                                                                                              PLUS BOND*(m)
                                                                                            ------------------
                                                                                                   2015
                                                                                            ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss).............................................................     $   19,269
  Net realized gain (loss) on investments..................................................            (63)
  Net change in unrealized appreciation (depreciation) of investments......................        (37,706)
                                                                                                ----------

  Net Increase (decrease) in net assets resulting from operations..........................        (18,500)
                                                                                                ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................      1,366,732
  Transfers between Variable Investment Options including guaranteed interest account, net.        249,515
  Redemptions for contract benefits and terminations.......................................         (9,668)
  Contract maintenance charges.............................................................             --
                                                                                                ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........      1,606,579
                                                                                                ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...             56
                                                                                                ----------

Net Increase (Decrease) in Net Assets......................................................      1,588,135
Net Assets -- Beginning of Year or Period..................................................             --
                                                                                                ----------

Net Assets -- End of Year or Period........................................................     $1,588,135
                                                                                                ==========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................             --
  Redeemed.................................................................................             --
                                                                                                ----------
  Net Increase (Decrease)..................................................................             --
                                                                                                ==========

Unit Activity Class B
  Issued...................................................................................            171
  Redeemed.................................................................................             (8)
                                                                                                ----------
  Net Increase (Decrease)..................................................................            163
                                                                                                ==========

                                                                                             AXA/FRANKLIN BALANCED
                                                                                              MANAGED VOLATILITY*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   79,456  $   89,502
  Net realized gain (loss) on investments..................................................    249,123     181,026
  Net change in unrealized appreciation (depreciation) of investments......................   (756,057)    105,215
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................   (427,478)    375,743
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................    396,646     796,718
  Transfers between Variable Investment Options including guaranteed interest account, net.   (218,481)    955,705
  Redemptions for contract benefits and terminations.......................................   (415,114)   (260,856)
  Contract maintenance charges.............................................................   (108,201)    (94,331)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (345,150)  1,397,236
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         --          --
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................   (772,628)  1,772,979
Net Assets -- Beginning of Year or Period..................................................  9,536,006   7,763,027
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $8,763,378  $9,536,006
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................         62         102
  Redeemed.................................................................................        (67)        (47)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         (5)         55
                                                                                            ==========  ==========

Unit Activity Class B
  Issued...................................................................................         58          90
  Redeemed.................................................................................        (82)        (42)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................        (24)         48
                                                                                            ==========  ==========

                                                                                               AXA/FRANKLIN SMALL
                                                                                                CAP VALUE MANAGED
                                                                                                   VOLATILITY*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (137,792) $  (162,054)
  Net realized gain (loss) on investments..................................................     728,369      801,652
  Net change in unrealized appreciation (depreciation) of investments......................  (1,479,497)    (563,192)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................    (888,920)      76,406
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................     671,998      919,003
  Transfers between Variable Investment Options including guaranteed interest account, net.    (291,188)    (143,753)
  Redemptions for contract benefits and terminations.......................................    (475,580)    (464,159)
  Contract maintenance charges.............................................................    (145,155)    (120,217)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    (239,925)     190,874
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................  (1,128,845)     267,280
Net Assets -- Beginning of Year or Period..................................................  11,348,470   11,081,190
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $10,219,625  $11,348,470
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................          33           49
  Redeemed.................................................................................         (51)        (108)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (18)         (59)
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................         135          156
  Redeemed.................................................................................        (130)         (63)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................           5           93
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(m)Units were made available on May 26, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                  AXA/FRANKLIN
                                                                                              TEMPLETON ALLOCATION
                                                                                               MANAGED VOLATILITY*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   (27,385) $    49,665
  Net realized gain (loss) on investments..................................................     361,160      363,915
  Net change in unrealized appreciation (depreciation) of investments......................    (951,486)     (56,776)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................    (617,711)     356,804
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................     987,759    2,472,477
  Transfers between Variable Investment Options including guaranteed interest account, net.   2,146,453    1,371,392
  Redemptions for contract benefits and terminations.......................................    (746,155)    (417,301)
  Contract maintenance charges.............................................................     (96,744)     (86,671)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   2,291,313    3,339,897
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................   1,673,602    3,696,701
Net Assets -- Beginning of Year or Period..................................................  11,999,806    8,303,105
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $13,673,408  $11,999,806
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................         228          228
  Redeemed.................................................................................         (84)         (39)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         144          189
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................          52          133
  Redeemed.................................................................................         (43)         (85)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................           9           48
                                                                                            ===========  ===========

                                                                                              AXA/GOLDMAN    AXA/INVESCO
                                                                                            SACHS STRATEGIC   STRATEGIC
                                                                                            ALLOCATION*(m)  ALLOCATION*(m)
                                                                                            --------------- --------------
                                                                                                 2015            2015
                                                                                            --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss).............................................................  $   (264,537)   $  (207,011)
  Net realized gain (loss) on investments..................................................       (33,706)       (10,733)
  Net change in unrealized appreciation (depreciation) of investments......................    (1,262,686)      (815,256)
                                                                                             ------------    -----------

  Net Increase (decrease) in net assets resulting from operations..........................    (1,560,929)    (1,033,000)
                                                                                             ------------    -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................    86,658,687     54,489,981
  Transfers between Variable Investment Options including guaranteed interest account, net.    25,937,162     12,321,821
  Redemptions for contract benefits and terminations.......................................      (143,306)       (59,700)
  Contract maintenance charges.............................................................            --             --
                                                                                             ------------    -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   112,452,543     66,752,102
                                                                                             ------------    -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         4,263          2,456
                                                                                             ------------    -----------

Net Increase (Decrease) in Net Assets......................................................   110,895,877     65,721,558
Net Assets -- Beginning of Year or Period..................................................            --             --
                                                                                             ------------    -----------

Net Assets -- End of Year or Period........................................................  $110,895,877    $65,721,558
                                                                                             ============    ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................            --             --
  Redeemed.................................................................................            --             --
                                                                                             ------------    -----------
  Net Increase (Decrease)..................................................................            --             --
                                                                                             ============    ===========

Unit Activity Class B
  Issued...................................................................................        11,679          6,932
  Redeemed.................................................................................          (123)           (11)
                                                                                             ------------    -----------
  Net Increase (Decrease)..................................................................        11,556          6,921
                                                                                             ============    ===========

                                                                                                   AXA/LOOMIS
                                                                                                 SAYLES GROWTH*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (228,761) $  (197,775)
  Net realized gain (loss) on investments..................................................    (246,681)   5,484,916
  Net change in unrealized appreciation (depreciation) of investments......................   2,129,624   (4,314,458)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................   1,654,182      972,683
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   1,883,680    1,918,918
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,944,456     (672,429)
  Redemptions for contract benefits and terminations.......................................    (710,008)    (584,665)
  Contract maintenance charges.............................................................     (47,297)     (42,879)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   3,070,831      618,945
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................   4,725,013    1,591,628
Net Assets -- Beginning of Year or Period..................................................  16,383,655   14,792,027
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $21,108,668  $16,383,655
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................         212          150
  Redeemed.................................................................................        (101)        (132)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         111           18
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................         116           63
  Redeemed.................................................................................         (33)         (25)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          83           38
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(m)Units were made available on May 26, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                             AXA/MUTUAL LARGE CAP
                                                                                                EQUITY MANAGED
                                                                                                  VOLATILITY*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   19,111  $   18,482
  Net realized gain (loss) on investments..................................................    236,462     125,174
  Net change in unrealized appreciation (depreciation) of investments......................   (404,444)    108,579
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................   (148,871)    252,235
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................    760,423     199,998
  Transfers between Variable Investment Options including guaranteed interest account, net.   (460,618)    526,597
  Redemptions for contract benefits and terminations.......................................    (71,905)   (152,422)
  Contract maintenance charges.............................................................    (46,678)    (43,589)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    181,222     530,584
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...        (15)         23
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................     32,336     782,842
Net Assets -- Beginning of Year or Period..................................................  3,819,998   3,037,156
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $3,852,334  $3,819,998
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................          1           6
  Redeemed.................................................................................         (5)         (6)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         (4)         --
                                                                                            ==========  ==========

Unit Activity Class B
  Issued...................................................................................         96          68
  Redeemed.................................................................................        (79)        (22)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         17          46
                                                                                            ==========  ==========

Unit Activity Class III
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

                                                                                              AXA/TEMPLETON GLOBAL
                                                                                                 EQUITY MANAGED
                                                                                                   VOLATILITY*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (269,416) $     8,201
  Net realized gain (loss) on investments..................................................     577,034      597,418
  Net change in unrealized appreciation (depreciation) of investments......................  (1,009,483)    (713,705)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................    (701,865)    (108,086)
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   1,346,493    3,763,030
  Transfers between Variable Investment Options including guaranteed interest account, net.      96,262      598,584
  Redemptions for contract benefits and terminations.......................................    (929,069)    (871,125)
  Contract maintenance charges.............................................................    (284,794)    (217,637)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     228,892    3,272,852
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................    (472,973)   3,164,766
Net Assets -- Beginning of Year or Period..................................................  17,679,743   14,514,977
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $17,206,770  $17,679,743
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................          10           52
  Redeemed.................................................................................         (37)         (39)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (27)          13
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................         230          416
  Redeemed.................................................................................        (167)        (139)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          63          277
                                                                                            ===========  ===========

Unit Activity Class III
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

                                                                                                BLACKROCK GLOBAL
                                                                                              ALLOCATION V.I. FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (264,931) $   812,433
  Net realized gain (loss) on investments..................................................   5,113,859    7,937,079
  Net change in unrealized appreciation (depreciation) of investments......................  (7,309,508)  (8,492,557)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................  (2,460,580)     256,955
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................  18,749,035   22,399,108
  Transfers between Variable Investment Options including guaranteed interest account, net.   3,102,315     (681,931)
  Redemptions for contract benefits and terminations.......................................  (4,950,343)  (3,617,039)
  Contract maintenance charges.............................................................     (12,799)     (10,543)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  16,888,208   18,089,595
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --          998
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................  14,427,628   18,347,548
Net Assets -- Beginning of Year or Period..................................................  83,066,715   64,719,167
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $97,494,343  $83,066,715
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

Unit Activity Class III
  Issued...................................................................................       2,641        2,504
  Redeemed.................................................................................      (1,075)        (911)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................       1,566        1,593
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                               BLACKROCK GLOBAL
                                                                                            OPPORTUNITIES V.I. FUND
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $      279  $    1,760
  Net realized gain (loss) on investments..................................................     (4,230)     62,811
  Net change in unrealized appreciation (depreciation) of investments......................    (19,156)   (105,684)
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................    (23,107)    (41,113)
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................  1,316,765   1,117,448
  Transfers between Variable Investment Options including guaranteed interest account, net.    172,733     399,866
  Redemptions for contract benefits and terminations.......................................   (267,061)    (73,010)
  Contract maintenance charges.............................................................         --          --
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  1,222,437   1,444,304
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         --         446
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................  1,199,330   1,403,637
Net Assets -- Beginning of Year or Period..................................................  1,430,289      26,652
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $2,629,619  $1,430,289
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

Unit Activity Class III
  Issued...................................................................................        178         155
  Redeemed.................................................................................        (52)        (14)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................        126         141
                                                                                            ==========  ==========

                                                                                               BLACKROCK LARGE CAP
                                                                                                GROWTH V.I. FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (307,201) $  (180,828)
  Net realized gain (loss) on investments..................................................   2,268,535    4,033,168
  Net change in unrealized appreciation (depreciation) of investments......................  (1,550,186)  (1,442,386)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................     411,148    2,409,954
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   5,882,676    6,587,447
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,451,465    1,170,997
  Redemptions for contract benefits and terminations.......................................  (1,159,701)    (744,394)
  Contract maintenance charges.............................................................      (4,671)      (2,863)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   6,169,769    7,011,187
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...       1,004       (3,601)
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................   6,581,921    9,417,540
Net Assets -- Beginning of Year or Period..................................................  24,892,476   15,474,936
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $31,474,397  $24,892,476
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

Unit Activity Class III
  Issued...................................................................................         767          579
  Redeemed.................................................................................        (451)        (197)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         316          382
                                                                                            ===========  ===========

                                                                                             CHARTER/SM/ AGGRESSIVE
                                                                                                    GROWTH*
                                                                                            -----------------------
                                                                                                2015        2014
                                                                                            -----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    24,253  $   82,359
  Net realized gain (loss) on investments..................................................      43,282      19,167
  Net change in unrealized appreciation (depreciation) of investments......................    (612,567)    (97,687)
                                                                                            -----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................    (545,032)      3,839
                                                                                            -----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   2,426,851   2,746,290
  Transfers between Variable Investment Options including guaranteed interest account, net.    (580,904)    258,270
  Redemptions for contract benefits and terminations.......................................    (267,796)    (25,099)
  Contract maintenance charges.............................................................          --          --
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   1,578,151   2,979,461
                                                                                            -----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...  (1,000,000)         --
                                                                                            -----------  ----------

Net Increase (Decrease) in Net Assets......................................................      33,119   2,983,300
Net Assets -- Beginning of Year or Period..................................................   7,187,354   4,204,054
                                                                                            -----------  ----------

Net Assets -- End of Year or Period........................................................ $ 7,220,473  $7,187,354
                                                                                            ===========  ==========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................         344         334
  Redeemed.................................................................................        (198)        (45)
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................         146         289
                                                                                            ===========  ==========

Unit Activity Class III
  Issued...................................................................................          --          --
  Redeemed.................................................................................          --          --
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................          --          --
                                                                                            ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                  CHARTER/SM/
                                                                                                ALTERNATIVE 100
                                                                                                MODERATE*(s)(t)
                                                                                            -----------------------
                                                                                                2015        2014
                                                                                            -----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   131,272  $  112,175
  Net realized gain (loss) on investments..................................................    (113,727)      6,986
  Net change in unrealized appreciation (depreciation) of investments......................    (659,827)   (265,950)
                                                                                            -----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................    (642,282)   (146,789)
                                                                                            -----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   1,258,831   2,859,160
  Transfers between Variable Investment Options including guaranteed interest account, net.   3,888,424     826,903
  Redemptions for contract benefits and terminations.......................................    (412,430)    (74,416)
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   4,734,825   3,611,647
                                                                                            -----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...     954,552          --
                                                                                            -----------  ----------

Net Increase (Decrease) in Net Assets......................................................   5,047,095   3,464,858
Net Assets -- Beginning of Year or Period..................................................   7,733,774   4,268,916
                                                                                            -----------  ----------

Net Assets -- End of Year or Period........................................................ $12,780,869  $7,733,774
                                                                                            ===========  ==========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................         673         383
  Redeemed.................................................................................        (145)        (26)
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................         528         357
                                                                                            ===========  ==========

                                                                                                   CHARTER/SM/
                                                                                                  CONSERVATIVE*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    86,593  $   183,480
  Net realized gain (loss) on investments..................................................     106,452       (1,994)
  Net change in unrealized appreciation (depreciation) of investments......................    (674,633)    (180,438)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................    (481,588)       1,048
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   7,993,409    6,591,320
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,639,460    2,509,182
  Redemptions for contract benefits and terminations.......................................  (1,312,539)    (196,272)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   8,320,330    8,904,230
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...  (4,184,060)          --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................   3,654,682    8,905,278
Net Assets -- Beginning of Year or Period..................................................  13,615,570    4,710,292
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $17,270,252  $13,615,570
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................       1,010        1,015
  Redeemed.................................................................................        (167)        (140)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         843          875
                                                                                            ===========  ===========

                                                                                                   CHARTER/SM/
                                                                                                     GROWTH*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    (6,754) $   120,441
  Net realized gain (loss) on investments..................................................     427,592       66,341
  Net change in unrealized appreciation (depreciation) of investments......................    (952,417)    (116,838)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................    (531,579)      69,944
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   2,775,990   10,097,269
  Transfers between Variable Investment Options including guaranteed interest account, net.     354,747    2,641,815
  Redemptions for contract benefits and terminations.......................................    (721,426)  (4,269,683)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   2,409,311    8,469,401
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...  (4,313,481)          --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................  (2,435,749)   8,539,345
Net Assets -- Beginning of Year or Period..................................................  14,324,455    5,785,110
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $11,888,706  $14,324,455
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................         480        1,315
  Redeemed.................................................................................        (241)        (482)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         239          833
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(s)Charter/SM/ Alternative 100 Moderate replaced Charter/SM/ Alternative 100 Conservative Plus due to a fund merger on September 25, 2015.
(t)Charter/SM/ Alternative 100 Moderate replaced Charter/SM/ Alternative 100 Growth due to a fund merger on September 25, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                               CHARTER/SM /INCOME
                                                                                                  STRATEGIES*
                                                                                            -----------------------
                                                                                                2015        2014
                                                                                            -----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    96,479  $  176,723
  Net realized gain (loss) on investments..................................................      76,418      35,673
  Net change in unrealized appreciation (depreciation) of investments......................    (330,549)    (48,412)
                                                                                            -----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................    (157,652)    163,984
                                                                                            -----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................     772,973   1,626,703
  Transfers between Variable Investment Options including guaranteed interest account, net.     (13,382)    950,424
  Redemptions for contract benefits and terminations.......................................    (181,965)    (91,384)
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     577,626   2,485,743
                                                                                            -----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...  (2,000,000)         --
                                                                                            -----------  ----------

Net Increase (Decrease) in Net Assets......................................................  (1,580,026)  2,649,727
Net Assets -- Beginning of Year or Period..................................................   6,666,714   4,016,987
                                                                                            -----------  ----------

Net Assets -- End of Year or Period........................................................ $ 5,086,688  $6,666,714
                                                                                            ===========  ==========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................         111         281
  Redeemed.................................................................................         (53)        (41)
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................          58         240
                                                                                            ===========  ==========

                                                                                                  CHARTER/SM/
                                                                                            INTEREST RATE STRATEGIES*
                                                                                            -----------------------
                                                                                                2015         2014
                                                                                            -----------   ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    55,964   $  172,578
  Net realized gain (loss) on investments..................................................     (12,469)      85,268
  Net change in unrealized appreciation (depreciation) of investments......................    (366,233)    (169,365)
                                                                                            -----------   ----------

  Net Increase (decrease) in net assets resulting from operations..........................    (322,738)      88,481
                                                                                            -----------   ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................     958,273    2,159,895
  Transfers between Variable Investment Options including guaranteed interest account, net.     (64,480)   2,430,826
  Redemptions for contract benefits and terminations.......................................    (710,093)     (89,495)
                                                                                            -----------   ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     183,700    4,501,226
                                                                                            -----------   ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...  (2,500,000)          --
                                                                                            -----------   ----------

Net Increase (Decrease) in Net Assets......................................................  (2,639,038)   4,589,707
Net Assets -- Beginning of Year or Period..................................................   8,589,741    4,000,034
                                                                                            -----------   ----------

Net Assets -- End of Year or Period........................................................ $ 5,950,703   $8,589,741
                                                                                            ===========   ==========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................         148          614
  Redeemed.................................................................................        (133)        (170)
                                                                                            -----------   ----------
  Net Increase (Decrease)..................................................................          15          444
                                                                                            ===========   ==========

                                                                                            CHARTER/SM/ INTERNATIONAL
                                                                                                MODERATE*(q)(r)
                                                                                            -----------------------
                                                                                                2015         2014
                                                                                            -----------   ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   134,758   $  132,480
  Net realized gain (loss) on investments..................................................     (10,322)         990
  Net change in unrealized appreciation (depreciation) of investments......................    (338,034)    (179,083)
                                                                                            -----------   ----------

  Net Increase (decrease) in net assets resulting from operations..........................    (213,598)     (45,613)
                                                                                            -----------   ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................     407,281      937,353
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,207,579      (82,872)
  Redemptions for contract benefits and terminations.......................................    (156,640)      (9,656)
                                                                                            -----------   ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   1,458,220      844,825
                                                                                            -----------   ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...   7,478,301           --
                                                                                            -----------   ----------

Net Increase (Decrease) in Net Assets......................................................   8,722,923      799,212
Net Assets -- Beginning of Year or Period..................................................   4,770,176    3,970,964
                                                                                            -----------   ----------

Net Assets -- End of Year or Period........................................................ $13,493,099   $4,770,176
                                                                                            ===========   ==========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................         189           98
  Redeemed.................................................................................         (30)         (14)
                                                                                            -----------   ----------
  Net Increase (Decrease)..................................................................         159           84
                                                                                            ===========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(q)Charter/SM/ International Moderate replaced Charter/SM/ International Conservative due to a fund merger on September 25, 2015.
(r)Charter/SM/ International Moderate replaced Charter/SM/ International Growth due to a fund merger on September 25, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                   CHARTER/SM/
                                                                                                    MODERATE*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    60,120  $   196,028
  Net realized gain (loss) on investments..................................................     198,608       42,127
  Net change in unrealized appreciation (depreciation) of investments......................    (949,343)    (295,355)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................    (690,615)     (57,200)
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   7,313,983   13,256,648
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,208,167      562,977
  Redemptions for contract benefits and terminations.......................................  (1,533,428)    (512,824)
  Contract maintenance charges.............................................................          --           --
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   6,988,722   13,306,801
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...  (4,239,345)          --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................   2,058,762   13,249,601
Net Assets -- Beginning of Year or Period..................................................  17,730,304    4,480,703
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $19,789,066  $17,730,304
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................         954        1,398
  Redeemed.................................................................................        (252)         (95)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         702        1,303
                                                                                            ===========  ===========

                                                                                              CHARTER/SM/ MODERATE
                                                                                                     GROWTH*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    64,640  $   136,803
  Net realized gain (loss) on investments..................................................     243,974       54,184
  Net change in unrealized appreciation (depreciation) of investments......................    (900,346)    (168,480)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................    (591,732)      22,507
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................  10,378,761    7,246,620
  Transfers between Variable Investment Options including guaranteed interest account, net.    (628,566)   1,242,114
  Redemptions for contract benefits and terminations.......................................    (835,108)    (173,079)
  Contract maintenance charges.............................................................          --           --
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   8,915,087    8,315,655
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...  (4,291,896)          --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................   4,031,459    8,338,162
Net Assets -- Beginning of Year or Period..................................................  12,771,143    4,432,981
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $16,802,602  $12,771,143
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................       1,184          915
  Redeemed.................................................................................        (295)        (103)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         889          812
                                                                                            ===========  ===========

                                                                                                  CHARTER/SM/
                                                                                                 MULTI-SECTOR
                                                                                                     BOND*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $      859  $   29,685
  Net realized gain (loss) on investments..................................................    (28,119)     (8,812)
  Net change in unrealized appreciation (depreciation) of investments......................    (24,143)      5,181
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................    (51,403)     26,054
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................     52,390       4,382
  Transfers between Variable Investment Options including guaranteed interest account, net.   (185,053)     29,827
  Redemptions for contract benefits and terminations.......................................    (90,585)   (103,014)
  Contract maintenance charges.............................................................    (49,615)    (50,483)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (272,863)   (119,288)
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         --          --
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................   (324,266)    (93,234)
Net Assets -- Beginning of Year or Period..................................................  2,730,358   2,823,592
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $2,406,092  $2,730,358
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................         34          15
  Redeemed.................................................................................        (51)        (24)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................        (17)         (9)
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                               CHARTER/SM /REAL
                                                                                                    ASSETS*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   28,944  $  119,939
  Net realized gain (loss) on investments..................................................    (62,674)        600
  Net change in unrealized appreciation (depreciation) of investments......................   (515,002)   (143,885)
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................   (548,732)    (23,346)
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................    240,177     834,740
  Transfers between Variable Investment Options including guaranteed interest account, net.   (309,704)     90,116
  Redemptions for contract benefits and terminations.......................................    (44,426)    (30,389)
  Contract maintenance charges.............................................................         --          --
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (113,953)    894,467
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         --          --
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................   (662,685)    871,121
Net Assets -- Beginning of Year or Period..................................................  4,757,523   3,886,402
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $4,094,838  $4,757,523
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................         43         120
  Redeemed.................................................................................        (58)        (29)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................        (15)         91
                                                                                            ==========  ==========

                                                                                             CHARTER/SM/ SMALL CAP
                                                                                                    GROWTH*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (91,671) $ (101,428)
  Net realized gain (loss) on investments..................................................    402,819     275,081
  Net change in unrealized appreciation (depreciation) of investments......................   (908,503)   (380,520)
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................   (597,355)   (206,867)
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................  1,163,872   1,013,219
  Transfers between Variable Investment Options including guaranteed interest account, net.     82,730     869,357
  Redemptions for contract benefits and terminations.......................................   (265,705)   (300,747)
  Contract maintenance charges.............................................................   (132,377)   (117,519)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    848,520   1,464,310
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...        152          --
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................    251,317   1,257,443
Net Assets -- Beginning of Year or Period..................................................  7,627,439   6,369,996
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $7,878,756  $7,627,439
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................        358         272
  Redeemed.................................................................................       (247)       (118)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................        111         154
                                                                                            ==========  ==========

                                                                                              CHARTER/SM/ SMALL CAP
                                                                                                     VALUE*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   (86,432) $  (145,114)
  Net realized gain (loss) on investments..................................................     194,944      483,494
  Net change in unrealized appreciation (depreciation) of investments......................  (2,406,443)  (1,099,904)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................  (2,297,931)    (761,524)
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   1,667,804    2,334,257
  Transfers between Variable Investment Options including guaranteed interest account, net.   9,464,307     (295,096)
  Redemptions for contract benefits and terminations.......................................    (427,276)    (425,691)
  Contract maintenance charges.............................................................    (175,650)    (157,041)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  10,529,185    1,456,429
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................   8,231,254      694,905
Net Assets -- Beginning of Year or Period..................................................  12,109,431   11,414,526
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $20,340,685  $12,109,431
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................         733          336
  Redeemed.................................................................................        (147)        (189)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         586          147
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                   CLEARBRIDGE
                                                                                                    VARIABLE
                                                                                                AGGRESSIVE GROWTH
                                                                                                  PORTFOLIO(a)
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (354,021) $   (27,555)
  Net realized gain (loss) on investments..................................................   4,303,507      521,105
  Net change in unrealized appreciation (depreciation) of investments......................  (5,940,541)    (213,256)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................  (1,991,055)     280,294
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................  24,251,053    7,893,413
  Transfers between Variable Investment Options including guaranteed interest account, net.   8,388,434    3,244,968
  Redemptions for contract benefits and terminations.......................................    (883,639)     (20,920)
  Contract maintenance charges.............................................................      (2,043)         (27)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  31,753,805   11,117,434
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...       2,951           50
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................  29,765,701   11,397,778
Net Assets -- Beginning of Year or Period..................................................  11,397,778           --
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $41,163,479  $11,397,778
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class II
  Issued...................................................................................       3,209        1,102
  Redeemed.................................................................................        (263)         (30)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................       2,946        1,072
                                                                                            ===========  ===========

                                                                                            CLEARBRIDGE        CLEARBRIDGE
                                                                                              VARIABLE           VARIABLE
                                                                                            APPRECIATION    DIVIDEND STRATEGY
                                                                                            PORTFOLIO(i)       PORTFOLIO(a)
                                                                                            ------------ -----------------------
                                                                                                2015         2015        2014
                                                                                            ------------ -----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss).............................................................  $   24,035  $    74,789  $   36,439
  Net realized gain (loss) on investments..................................................      96,011      (15,253)      2,580
  Net change in unrealized appreciation (depreciation) of investments......................     (98,684)    (534,630)     46,585
                                                                                             ----------  -----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................      21,362     (475,094)     85,604
                                                                                             ----------  -----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   4,253,012    6,851,364   2,226,676
  Transfers between Variable Investment Options including guaranteed interest account, net.     298,809    2,791,567     728,224
  Redemptions for contract benefits and terminations.......................................     (61,061)    (272,589)     (8,499)
  Contract maintenance charges.............................................................          --         (783)         (8)
                                                                                             ----------  -----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   4,490,760    9,369,559   2,946,393
                                                                                             ----------  -----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          30          500          51
                                                                                             ----------  -----------  ----------

Net Increase (Decrease) in Net Assets......................................................   4,512,152    8,894,965   3,032,048
Net Assets -- Beginning of Year or Period..................................................          --    3,032,048          --
                                                                                             ----------  -----------  ----------

Net Assets -- End of Year or Period........................................................  $4,512,152  $11,927,013  $3,032,048
                                                                                             ==========  ===========  ==========

Changes in Units (000's):
Unit Activity Class II
  Issued...................................................................................         493        1,012         303
  Redeemed.................................................................................         (37)        (100)        (17)
                                                                                             ----------  -----------  ----------
  Net Increase (Decrease)..................................................................         456          912         286
                                                                                             ==========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
(a)Units were made available on June 13, 2014.
(i)Units were made available on February 23, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                            CLEARBRIDGE
                                                                                              VARIABLE       DELAWARE VIP(R)
                                                                                            MID CAP CORE       DIVERSIFIED
                                                                                            PORTFOLIO(i)      INCOME SERIES
                                                                                            ------------ ----------------------
                                                                                                2015        2015        2014
                                                                                            ------------ ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss).............................................................  $  (10,259) $  116,584  $   (7,694)
  Net realized gain (loss) on investments..................................................     126,860      65,456       3,277
  Net change in unrealized appreciation (depreciation) of investments......................    (161,387)   (443,795)     21,619
                                                                                             ----------  ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................     (44,786)   (261,755)     17,202
                                                                                             ----------  ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   1,778,194   4,139,677   5,021,293
  Transfers between Variable Investment Options including guaranteed interest account, net.     535,700     293,010   1,019,942
  Redemptions for contract benefits and terminations.......................................     (14,407)   (320,093)   (142,043)
                                                                                             ----------  ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   2,299,487   4,112,594   5,899,192
                                                                                             ----------  ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          47          --      19,991
                                                                                             ----------  ----------  ----------

Net Increase (Decrease) in Net Assets......................................................   2,254,748   3,850,839   5,936,385
Net Assets -- Beginning of Year or Period..................................................          --   6,079,937     143,552
                                                                                             ----------  ----------  ----------

Net Assets -- End of Year or Period........................................................  $2,254,748  $9,930,776  $6,079,937
                                                                                             ==========  ==========  ==========

Changes in Units (000's):
Unit Activity Class II
  Issued...................................................................................         236          --          --
  Redeemed.................................................................................          (7)         --          --
                                                                                             ----------  ----------  ----------
  Net Increase (Decrease)..................................................................         229          --          --
                                                                                             ==========  ==========  ==========

Unit Activity Service Class
  Issued...................................................................................          --         523         584
  Redeemed.................................................................................          --        (121)        (11)
                                                                                             ----------  ----------  ----------
  Net Increase (Decrease)..................................................................          --         402         573
                                                                                             ==========  ==========  ==========

                                                                                              DELAWARE VIP(R)
                                                                                                  EMERGING
                                                                                               MARKETS SERIES
                                                                                            -------------------
                                                                                               2015      2014
                                                                                            ---------  --------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (5,074) $ (3,081)
  Net realized gain (loss) on investments..................................................   (51,971)      640
  Net change in unrealized appreciation (depreciation) of investments......................   (80,805)  (55,529)
                                                                                            ---------  --------

  Net Increase (decrease) in net assets resulting from operations..........................  (137,850)  (57,970)
                                                                                            ---------  --------

From Contractowners Transactions:
  Payments received from contractowners....................................................   355,815   484,843
  Transfers between Variable Investment Options including guaranteed interest account, net.    58,211    68,809
  Redemptions for contract benefits and terminations.......................................   (22,498)   (5,772)
                                                                                            ---------  --------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   391,528   547,880
                                                                                            ---------  --------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...        --     1,595
                                                                                            ---------  --------

Net Increase (Decrease) in Net Assets......................................................   253,678   491,505
Net Assets -- Beginning of Year or Period..................................................   537,931    46,426
                                                                                            ---------  --------

Net Assets -- End of Year or Period........................................................ $ 791,609  $537,931
                                                                                            =========  ========

Changes in Units (000's):
Unit Activity Class II
  Issued...................................................................................        --        --
  Redeemed.................................................................................        --        --
                                                                                            ---------  --------
  Net Increase (Decrease)..................................................................        --        --
                                                                                            =========  ========

Unit Activity Service Class
  Issued...................................................................................        80        66
  Redeemed.................................................................................       (35)      (11)
                                                                                            ---------  --------
  Net Increase (Decrease)..................................................................        45        55
                                                                                            =========  ========

-----------
The accompanying notes are an integral part of these financial statements.
(i)Units were made available on February 23, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                DELAWARE VIP(R)
                                                                                                 LIMITED-TERM
                                                                                              DIVERSIFIED INCOME
                                                                                                    SERIES
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   11,258  $    8,906
  Net realized gain (loss) on investments..................................................      1,997      (1,289)
  Net change in unrealized appreciation (depreciation) of investments......................    (53,950)    (15,438)
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................    (40,695)     (7,821)
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................  1,577,282   1,494,102
  Transfers between Variable Investment Options including guaranteed interest account, net.    841,090   3,014,184
  Redemptions for contract benefits and terminations.......................................   (347,422)   (201,627)
  Contract maintenance charges.............................................................         --          --
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  2,070,950   4,306,659
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         --       7,499
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................  2,030,255   4,306,337
Net Assets -- Beginning of Year or Period..................................................  4,306,557         220
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $6,336,812  $4,306,557
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

Unit Activity Class B
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

Unit Activity Initial Class
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

Unit Activity Service Class
  Issued...................................................................................        317         564
  Redeemed.................................................................................       (109)       (135)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................        208         429
                                                                                            ==========  ==========

                                                                                                 EATON VANCE VT
                                                                                                 FLOATING-RATE
                                                                                                  INCOME FUND
                                                                                            -----------------------
                                                                                                2015        2014
                                                                                            -----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   174,576  $   75,566
  Net realized gain (loss) on investments..................................................     (43,399)    (12,049)
  Net change in unrealized appreciation (depreciation) of investments......................    (443,356)   (113,709)
                                                                                            -----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................    (312,179)    (50,192)
                                                                                            -----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   5,833,385   4,947,707
  Transfers between Variable Investment Options including guaranteed interest account, net.   2,033,576     751,883
  Redemptions for contract benefits and terminations.......................................  (1,097,422)   (280,006)
  Contract maintenance charges.............................................................          (8)         --
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   6,769,531   5,419,584
                                                                                            -----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...       2,701       4,657
                                                                                            -----------  ----------

Net Increase (Decrease) in Net Assets......................................................   6,460,053   5,374,049
Net Assets -- Beginning of Year or Period..................................................   5,664,504     290,455
                                                                                            -----------  ----------

Net Assets -- End of Year or Period........................................................ $12,124,557  $5,664,504
                                                                                            ===========  ==========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................          --          --
  Redeemed.................................................................................          --          --
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................          --          --
                                                                                            ===========  ==========

Unit Activity Class B
  Issued...................................................................................          --          --
  Redeemed.................................................................................          --          --
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................          --          --
                                                                                            ===========  ==========

Unit Activity Initial Class
  Issued...................................................................................         818         750
  Redeemed.................................................................................        (139)       (213)
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................         679         537
                                                                                            ===========  ==========

Unit Activity Service Class
  Issued...................................................................................          --          --
  Redeemed.................................................................................          --          --
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................          --          --
                                                                                            ===========  ==========


                                                                                                   EQ/BLACKROCK
                                                                                                BASIC VALUE EQUITY*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    (42,229) $   (195,027)
  Net realized gain (loss) on investments..................................................    4,628,547     3,048,221
  Net change in unrealized appreciation (depreciation) of investments......................  (13,987,957)    4,773,710
                                                                                            ------------  ------------

  Net Increase (decrease) in net assets resulting from operations..........................   (9,401,639)    7,626,904
                                                                                            ------------  ------------

From Contractowners Transactions:
  Payments received from contractowners....................................................   20,890,396    27,788,122
  Transfers between Variable Investment Options including guaranteed interest account, net.   (2,077,410)    4,571,246
  Redemptions for contract benefits and terminations.......................................   (4,972,424)   (3,285,948)
  Contract maintenance charges.............................................................      (17,266)      (12,945)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   13,823,296    29,060,475
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...           --          (574)
                                                                                            ------------  ------------

Net Increase (Decrease) in Net Assets......................................................    4,421,657    36,686,805
Net Assets -- Beginning of Year or Period..................................................  114,626,492    77,939,687
                                                                                            ------------  ------------

Net Assets -- End of Year or Period........................................................ $119,048,149  $114,626,492
                                                                                            ============  ============

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................        1,251         1,743
  Redeemed.................................................................................         (716)         (424)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          535         1,319
                                                                                            ============  ============

Unit Activity Class B
  Issued...................................................................................          533           602
  Redeemed.................................................................................         (134)          (32)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          399           570
                                                                                            ============  ============

Unit Activity Initial Class
  Issued...................................................................................           --            --
  Redeemed.................................................................................           --            --
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           --            --
                                                                                            ============  ============

Unit Activity Service Class
  Issued...................................................................................           --            --
  Redeemed.................................................................................           --            --
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           --            --
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                               EQ/BOSTON ADVISORS
                                                                                                 EQUITY INCOME*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    51,607  $    43,006
  Net realized gain (loss) on investments..................................................   2,735,746    3,540,901
  Net change in unrealized appreciation (depreciation) of investments......................  (3,687,898)  (1,756,657)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................    (900,545)   1,827,250
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   2,695,317    5,559,756
  Transfers between Variable Investment Options including guaranteed interest account, net.     381,716   (3,517,770)
  Redemptions for contract benefits and terminations.......................................  (1,265,756)    (939,670)
  Contract maintenance charges.............................................................    (151,469)    (106,800)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   1,659,808      995,516
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................     759,263    2,822,766
Net Assets -- Beginning of Year or Period..................................................  27,828,862   25,006,096
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $28,588,125  $27,828,862
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................         212          231
  Redeemed.................................................................................        (142)        (294)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          70          (63)
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................         191          406
  Redeemed.................................................................................        (158)        (204)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          33          202
                                                                                            ===========  ===========

                                                                                              EQ/CALVERT SOCIALLY
                                                                                                 RESPONSIBLE*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $     (312) $   (5,012)
  Net realized gain (loss) on investments..................................................    380,627      41,191
  Net change in unrealized appreciation (depreciation) of investments......................   (417,369)     91,009
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................    (37,054)    127,188
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................  1,196,417     391,244
  Transfers between Variable Investment Options including guaranteed interest account, net.    236,034      63,701
  Redemptions for contract benefits and terminations.......................................   (113,175)    (18,941)
  Contract maintenance charges.............................................................    (23,412)    (16,361)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  1,295,864     419,643
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         --        (200)
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................  1,258,810     546,631
Net Assets -- Beginning of Year or Period..................................................  1,371,815     825,184
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $2,630,625  $1,371,815
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

Unit Activity Class B
  Issued...................................................................................        138          42
  Redeemed.................................................................................        (25)         (8)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................        113          34
                                                                                            ==========  ==========

                                                                                               EQ/CAPITAL GUARDIAN
                                                                                                    RESEARCH*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (147,851) $  (107,487)
  Net realized gain (loss) on investments..................................................     826,834      788,506
  Net change in unrealized appreciation (depreciation) of investments......................    (635,608)     620,659
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................      43,375    1,301,678
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................     908,265    2,574,610
  Transfers between Variable Investment Options including guaranteed interest account, net.       7,269     (453,476)
  Redemptions for contract benefits and terminations.......................................    (396,573)    (346,474)
  Contract maintenance charges.............................................................     (89,860)     (77,782)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     429,101    1,696,878
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...       4,949           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................     477,425    2,998,556
Net Assets -- Beginning of Year or Period..................................................  16,163,791   13,165,235
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $16,641,216  $16,163,791
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................         125          204
  Redeemed.................................................................................        (104)         (99)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          21          105
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................          34           37
  Redeemed.................................................................................         (34)         (50)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --          (13)
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                    EQ/COMMON
                                                                                                 STOCK INDEX*(p)
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    74,800  $    29,312
  Net realized gain (loss) on investments..................................................     717,829      549,772
  Net change in unrealized appreciation (depreciation) of investments......................  (1,100,693)     966,925
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................    (308,064)   1,546,009
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   6,700,893    5,933,538
  Transfers between Variable Investment Options including guaranteed interest account, net.   3,488,528    2,640,787
  Redemptions for contract benefits and terminations.......................................    (989,547)    (479,955)
  Contract maintenance charges.............................................................      (3,531)      (2,109)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   9,196,343    8,092,261
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         260          301
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................   8,888,539    9,638,571
Net Assets -- Beginning of Year or Period..................................................  19,967,424   10,328,853
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $28,855,963  $19,967,424
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................         486          431
  Redeemed.................................................................................        (115)         (87)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         371          344
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................       1,142          230
  Redeemed.................................................................................        (954)         (63)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         188          167
                                                                                            ===========  ===========

                                                                                            EQ/CONVERTIBLE SECURITIES*
                                                                                            ------------------------
                                                                                                2015          2014
                                                                                            -----------   -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   434,766   $   202,906
  Net realized gain (loss) on investments..................................................     301,812       271,926
  Net change in unrealized appreciation (depreciation) of investments......................  (1,098,671)      486,594
                                                                                            -----------   -----------

  Net Increase (decrease) in net assets resulting from operations..........................    (362,093)      961,426
                                                                                            -----------   -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................     272,855       260,165
  Transfers between Variable Investment Options including guaranteed interest account, net.     213,864     2,160,695
  Redemptions for contract benefits and terminations.......................................     (64,793)       (4,349)
  Contract maintenance charges.............................................................          --            --
                                                                                            -----------   -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     421,926     2,416,511
                                                                                            -----------   -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...  (1,999,999)          340
                                                                                            -----------   -----------

Net Increase (Decrease) in Net Assets......................................................  (1,940,166)    3,378,277
Net Assets -- Beginning of Year or Period..................................................  13,675,551    10,297,274
                                                                                            -----------   -----------

Net Assets -- End of Year or Period........................................................ $11,735,385   $13,675,551
                                                                                            ===========   ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................          --            --
  Redeemed.................................................................................          --            --
                                                                                            -----------   -----------
  Net Increase (Decrease)..................................................................          --            --
                                                                                            ===========   ===========

Unit Activity Class B
  Issued...................................................................................          48           235
  Redeemed.................................................................................         (10)          (10)
                                                                                            -----------   -----------
  Net Increase (Decrease)..................................................................          38           225
                                                                                            ===========   ===========

                                                                                                   EQ/CORE BOND
                                                                                                     INDEX*(o)
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $      7,719  $   (456,954)
  Net realized gain (loss) on investments..................................................      729,040       148,470
  Net change in unrealized appreciation (depreciation) of investments......................   (4,134,158)    3,296,537
                                                                                            ------------  ------------

  Net Increase (decrease) in net assets resulting from operations..........................   (3,397,399)    2,988,053
                                                                                            ------------  ------------

From Contractowners Transactions:
  Payments received from contractowners....................................................   14,472,296    16,128,738
  Transfers between Variable Investment Options including guaranteed interest account, net.   15,443,381     8,378,158
  Redemptions for contract benefits and terminations.......................................  (20,306,761)  (16,690,321)
  Contract maintenance charges.............................................................   (4,785,800)   (4,596,033)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    4,823,116     3,220,542
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...           --            --
                                                                                            ------------  ------------

Net Increase (Decrease) in Net Assets......................................................    1,425,717     6,208,595
Net Assets -- Beginning of Year or Period..................................................  323,609,103   317,400,508
                                                                                            ------------  ------------

Net Assets -- End of Year or Period........................................................ $325,034,820  $323,609,103
                                                                                            ============  ============

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................           --            --
  Redeemed.................................................................................           --            --
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           --            --
                                                                                            ============  ============

Unit Activity Class B
  Issued...................................................................................        8,321         3,340
  Redeemed.................................................................................       (7,832)       (3,040)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          489           300
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(o)EQ/Core Bond Index replaced Charter/SM/ Fixed Income due to a fund merger on September 25, 2015.
(p)EQ/Common Stock replaced Charter/SM/ Equity due to a fund merger on September 25, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                               EQ/EMERGING MARKETS
                                                                                                   EQUITY PLUS*
                                                                                            -------------------------
                                                                                                2015          2014
                                                                                            ------------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    (18,992) $    63,705
  Net realized gain (loss) on investments..................................................     (393,599)      53,724
  Net change in unrealized appreciation (depreciation) of investments......................      698,069     (587,329)
                                                                                            ------------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................      285,478     (469,900)
                                                                                            ------------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................      862,788    1,490,183
  Transfers between Variable Investment Options including guaranteed interest account, net.     (216,990)     465,931
  Redemptions for contract benefits and terminations.......................................     (101,574)     (20,647)
  Contract maintenance charges.............................................................         (272)        (106)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........      543,952    1,935,361
                                                                                            ------------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...  (11,897,318)          --
                                                                                            ------------  -----------

Net Increase (Decrease) in Net Assets......................................................  (11,067,888)   1,465,461
Net Assets -- Beginning of Year or Period..................................................   13,587,137   12,121,676
                                                                                            ------------  -----------

Net Assets -- End of Year or Period........................................................ $  2,519,249  $13,587,137
                                                                                            ============  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................           --           --
  Redeemed.................................................................................           --           --
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................           --           --
                                                                                            ============  ===========

Unit Activity Class B
  Issued...................................................................................          221          317
  Redeemed.................................................................................         (156)        (112)
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................           65          205
                                                                                            ============  ===========

                                                                                                 EQ/ENERGY ETF*
                                                                                            -----------------------
                                                                                                2015        2014
                                                                                            -----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    50,863  $   66,102
  Net realized gain (loss) on investments..................................................    (200,750)     11,550
  Net change in unrealized appreciation (depreciation) of investments......................    (878,845)   (790,403)
                                                                                            -----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................  (1,028,732)   (712,751)
                                                                                            -----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................     713,036     608,428
  Transfers between Variable Investment Options including guaranteed interest account, net.     246,513     198,085
  Redemptions for contract benefits and terminations.......................................     (90,925)    (12,187)
  Contract maintenance charges.............................................................          --          --
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     868,624     794,326
                                                                                            -----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...    (500,001)         --
                                                                                            -----------  ----------

Net Increase (Decrease) in Net Assets......................................................    (660,109)     81,575
Net Assets -- Beginning of Year or Period..................................................   4,142,420   4,060,845
                                                                                            -----------  ----------

Net Assets -- End of Year or Period........................................................ $ 3,482,311  $4,142,420
                                                                                            ===========  ==========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................          --          --
  Redeemed.................................................................................          --          --
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................          --          --
                                                                                            ===========  ==========

Unit Activity Class B
  Issued...................................................................................         181          87
  Redeemed.................................................................................         (65)         (4)
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................         116          83
                                                                                            ===========  ==========

                                                                                               EQ/EQUITY 500 INDEX*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    673,681  $    258,455
  Net realized gain (loss) on investments..................................................    7,304,849     3,580,945
  Net change in unrealized appreciation (depreciation) of investments......................   (9,117,803)    5,192,991
                                                                                            ------------  ------------

  Net Increase (decrease) in net assets resulting from operations..........................   (1,139,273)    9,032,391
                                                                                            ------------  ------------

From Contractowners Transactions:
  Payments received from contractowners....................................................   38,352,271    33,468,499
  Transfers between Variable Investment Options including guaranteed interest account, net.   16,231,526    14,378,170
  Redemptions for contract benefits and terminations.......................................   (5,511,679)   (2,347,559)
  Contract maintenance charges.............................................................      (13,315)       (8,183)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   49,058,803    45,490,927
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...           --            --
                                                                                            ------------  ------------

Net Increase (Decrease) in Net Assets......................................................   47,919,530    54,523,318
Net Assets -- Beginning of Year or Period..................................................  109,321,763    54,798,445
                                                                                            ------------  ------------

Net Assets -- End of Year or Period........................................................ $157,241,293  $109,321,763
                                                                                            ============  ============

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................        2,877         2,274
  Redeemed.................................................................................         (945)         (398)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................        1,932         1,876
                                                                                            ============  ============

Unit Activity Class B
  Issued...................................................................................        2,209         1,211
  Redeemed.................................................................................       (1,121)         (128)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................        1,088         1,083
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                EQ/GAMCO MERGERS
                                                                                                AND ACQUISITIONS*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (189,530) $  (152,339)
  Net realized gain (loss) on investments..................................................     698,708      530,294
  Net change in unrealized appreciation (depreciation) of investments......................    (361,913)    (349,809)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................     147,265       28,146
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   2,950,109    3,449,806
  Transfers between Variable Investment Options including guaranteed interest account, net.     241,154      263,698
  Redemptions for contract benefits and terminations.......................................    (545,159)    (431,667)
  Contract maintenance charges.............................................................      (1,471)      (1,208)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   2,644,633    3,280,629
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................   2,791,898    3,308,775
Net Assets -- Beginning of Year or Period..................................................  11,894,548    8,585,773
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $14,686,446  $11,894,548
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................         211          292
  Redeemed.................................................................................        (127)        (144)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          84          148
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................         177          149
  Redeemed.................................................................................         (19)          (9)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         158          140
                                                                                            ===========  ===========

                                                                                                  EQ/GAMCO SMALL
                                                                                                  COMPANY VALUE*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $ (1,612,340) $ (1,692,755)
  Net realized gain (loss) on investments..................................................   14,252,374     9,533,997
  Net change in unrealized appreciation (depreciation) of investments......................  (26,561,351)   (4,509,275)
                                                                                            ------------  ------------

  Net Increase (decrease) in net assets resulting from operations..........................  (13,921,317)    3,331,967
                                                                                            ------------  ------------

From Contractowners Transactions:
  Payments received from contractowners....................................................   32,266,354    43,268,938
  Transfers between Variable Investment Options including guaranteed interest account, net.      275,424     5,956,144
  Redemptions for contract benefits and terminations.......................................   (6,968,162)   (5,125,375)
  Contract maintenance charges.............................................................      (27,530)      (21,276)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   25,546,086    44,078,431
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          125            --
                                                                                            ------------  ------------

Net Increase (Decrease) in Net Assets......................................................   11,624,894    47,410,398
Net Assets -- Beginning of Year or Period..................................................  177,444,133   130,033,735
                                                                                            ------------  ------------

Net Assets -- End of Year or Period........................................................ $189,069,027  $177,444,133
                                                                                            ============  ============

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................        1,538         2,315
  Redeemed.................................................................................         (683)         (641)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          855         1,674
                                                                                            ============  ============

Unit Activity Class B
  Issued...................................................................................          844           941
  Redeemed.................................................................................         (119)          (54)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          725           887
                                                                                            ============  ============

                                                                                              EQ/GLOBAL BOND PLUS*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (161,282) $   (88,175)
  Net realized gain (loss) on investments..................................................    (174,319)     (26,794)
  Net change in unrealized appreciation (depreciation) of investments......................    (271,323)      42,385
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................    (606,924)     (72,584)
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................     662,002    1,337,346
  Transfers between Variable Investment Options including guaranteed interest account, net.    (346,153)     (84,823)
  Redemptions for contract benefits and terminations.......................................    (565,981)    (636,082)
  Contract maintenance charges.............................................................    (112,750)    (108,278)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    (362,882)     508,163
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................    (969,806)     435,579
Net Assets -- Beginning of Year or Period..................................................  11,738,938   11,303,359
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $10,769,132  $11,738,938
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................          94          209
  Redeemed.................................................................................        (133)        (150)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (39)          59
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................          54           49
  Redeemed.................................................................................         (54)         (58)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           (9)
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                               EQ/HIGH YIELD BOND*
                                                                                            -------------------------
                                                                                                2015          2014
                                                                                            ------------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    368,055  $ 2,211,039
  Net realized gain (loss) on investments..................................................      991,346       37,825
  Net change in unrealized appreciation (depreciation) of investments......................      (73,283)  (1,335,868)
                                                                                            ------------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................    1,286,118      912,996
                                                                                            ------------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................    2,177,587    3,248,318
  Transfers between Variable Investment Options including guaranteed interest account, net.      797,967      954,535
  Redemptions for contract benefits and terminations.......................................     (344,440)    (122,378)
  Contract maintenance charges.............................................................         (868)        (320)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    2,630,246    4,080,155
                                                                                            ------------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...  (51,464,714)    (200,001)
                                                                                            ------------  -----------

Net Increase (Decrease) in Net Assets......................................................  (47,548,350)   4,793,150
Net Assets -- Beginning of Year or Period..................................................   55,351,792   50,558,642
                                                                                            ------------  -----------

Net Assets -- End of Year or Period........................................................ $  7,803,442  $55,351,792
                                                                                            ============  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................           --           --
  Redeemed.................................................................................           --           --
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................           --           --
                                                                                            ============  ===========

Unit Activity Class B
  Issued...................................................................................          394          470
  Redeemed.................................................................................         (146)         (89)
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................          248          381
                                                                                            ============  ===========

                                                                                                  EQ/INTERMEDIATE
                                                                                                 GOVERNMENT BOND*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $ (1,114,353) $ (1,367,167)
  Net realized gain (loss) on investments..................................................      694,614       228,469
  Net change in unrealized appreciation (depreciation) of investments......................     (875,930)    1,236,403
                                                                                            ------------  ------------

  Net Increase (decrease) in net assets resulting from operations..........................   (1,295,669)       97,705
                                                                                            ------------  ------------

From Contractowners Transactions:
  Payments received from contractowners....................................................    4,176,277     4,261,327
  Transfers between Variable Investment Options including guaranteed interest account, net.    3,861,107     4,754,317
  Redemptions for contract benefits and terminations.......................................   (9,680,249)   (6,311,696)
  Contract maintenance charges.............................................................   (1,895,838)   (1,858,860)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (3,538,703)      845,088
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...           --            --
                                                                                            ------------  ------------

Net Increase (Decrease) in Net Assets......................................................   (4,834,372)      942,793
Net Assets -- Beginning of Year or Period..................................................  130,682,963   129,740,170
                                                                                            ------------  ------------

Net Assets -- End of Year or Period........................................................ $125,848,591  $130,682,963
                                                                                            ============  ============

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................           --            --
  Redeemed.................................................................................           --            --
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           --            --
                                                                                            ============  ============

Unit Activity Class B
  Issued...................................................................................        2,224         2,013
  Redeemed.................................................................................       (2,556)       (1,938)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................         (332)           75
                                                                                            ============  ============

                                                                                                EQ/INTERNATIONAL
                                                                                                EQUITY INDEX*(l)
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   335,927  $   435,695
  Net realized gain (loss) on investments..................................................  (2,086,865)     244,509
  Net change in unrealized appreciation (depreciation) of investments......................      26,697   (2,504,313)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................  (1,724,241)  (1,824,109)
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   5,777,478    6,726,582
  Transfers between Variable Investment Options including guaranteed interest account, net.   3,956,745    7,543,713
  Redemptions for contract benefits and terminations.......................................    (818,579)    (323,358)
  Contract maintenance charges.............................................................      (2,460)      (1,330)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   8,913,184   13,945,607
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --          550
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................   7,188,943   12,122,048
Net Assets -- Beginning of Year or Period..................................................  20,063,579    7,941,531
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $27,252,522  $20,063,579
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................       1,118          869
  Redeemed.................................................................................        (600)        (146)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         518          723
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................         317          514
  Redeemed.................................................................................         (72)         (18)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         245          496
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(l)EQ/International Equity Index replaced EQ/International ETF due to a fund merger on May 22, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                   EQ/INVESCO
                                                                                                 COMSTOCK*(c)(d)
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   258,538  $   172,216
  Net realized gain (loss) on investments..................................................   1,242,968    1,094,910
  Net change in unrealized appreciation (depreciation) of investments......................  (4,359,809)     (48,147)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................  (2,858,303)   1,218,979
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   5,090,432    4,427,153
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,719,782)  23,050,589
  Redemptions for contract benefits and terminations.......................................  (1,435,261)    (782,969)
  Contract maintenance charges.............................................................    (178,886)    (102,847)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   1,756,503   26,591,926
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................  (1,101,800)  27,810,905
Net Assets -- Beginning of Year or Period..................................................  36,023,161    8,212,256
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $34,921,361  $36,023,161
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................         374        1,409
  Redeemed.................................................................................        (276)        (324)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          98        1,085
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................         106          466
  Redeemed.................................................................................        (114)         (46)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (8)         420
                                                                                            ===========  ===========

                                                                                               EQ/JPMORGAN VALUE
                                                                                                 OPPORTUNITIES*
                                                                                            -----------------------
                                                                                                2015        2014
                                                                                            -----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   (80,218) $  (30,727)
  Net realized gain (loss) on investments..................................................     582,059     385,541
  Net change in unrealized appreciation (depreciation) of investments......................    (931,604)    743,865
                                                                                            -----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................    (429,763)  1,098,679
                                                                                            -----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   1,959,424     630,336
  Transfers between Variable Investment Options including guaranteed interest account, net.     834,271     300,303
  Redemptions for contract benefits and terminations.......................................    (280,923)   (458,506)
  Contract maintenance charges.............................................................     (62,138)    (47,673)
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   2,450,634     424,460
                                                                                            -----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --          --
                                                                                            -----------  ----------

Net Increase (Decrease) in Net Assets......................................................   2,020,871   1,523,139
Net Assets -- Beginning of Year or Period..................................................   9,865,054   8,341,915
                                                                                            -----------  ----------

Net Assets -- End of Year or Period........................................................ $11,885,925  $9,865,054
                                                                                            ===========  ==========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................          83          41
  Redeemed.................................................................................         (42)        (47)
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................          41          (6)
                                                                                            ===========  ==========

Unit Activity Class B
  Issued...................................................................................         140          54
  Redeemed.................................................................................         (48)        (25)
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................          92          29
                                                                                            ===========  ==========

                                                                                                  EQ/LARGE CAP
                                                                                                  GROWTH INDEX*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (120,741) $   (40,046)
  Net realized gain (loss) on investments..................................................   3,425,633    2,905,698
  Net change in unrealized appreciation (depreciation) of investments......................  (2,486,399)  (1,105,965)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................     818,493    1,759,687
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   6,818,582    6,149,047
  Transfers between Variable Investment Options including guaranteed interest account, net.   3,166,187    2,824,870
  Redemptions for contract benefits and terminations.......................................  (1,736,125)    (509,637)
  Contract maintenance charges.............................................................      (3,339)      (1,908)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   8,245,305    8,462,372
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         452        1,999
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................   9,064,250   10,224,058
Net Assets -- Beginning of Year or Period..................................................  22,780,610   12,556,552
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $31,844,860  $22,780,610
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................         523          390
  Redeemed.................................................................................        (226)         (95)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         297          295
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................         281          300
  Redeemed.................................................................................         (86)         (37)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         195          263
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)EQ/Invesco Comstock replaced EQ/Davis New York Venture due to a fund merger on June 13, 2014.
(d)EQ/Invesco Comstock replaced EQ/Lord Abbett Large Cap Core due to a fund merger on June 13, 2014.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                  EQ/LARGE CAP
                                                                                                  VALUE INDEX*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   287,717  $    70,901
  Net realized gain (loss) on investments..................................................   1,719,449      869,098
  Net change in unrealized appreciation (depreciation) of investments......................  (3,393,430)     534,367
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................  (1,386,264)   1,474,366
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   5,880,980    5,688,172
  Transfers between Variable Investment Options including guaranteed interest account, net.   6,510,681    2,677,529
  Redemptions for contract benefits and terminations.......................................    (839,906)    (267,520)
  Contract maintenance charges.............................................................      (1,770)        (962)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  11,549,985    8,097,219
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................  10,163,721    9,571,585
Net Assets -- Beginning of Year or Period..................................................  18,909,351    9,337,766
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $29,073,072  $18,909,351
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................         941          574
  Redeemed.................................................................................        (410)        (208)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         531          366
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................         219          189
  Redeemed.................................................................................         (46)         (45)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         173          144
                                                                                            ===========  ===========

                                                                                               EQ/LOW VOLATILITY
                                                                                                  GLOBAL ETF*
                                                                                            -----------------------
                                                                                                2015        2014
                                                                                            -----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    67,881  $  113,719
  Net realized gain (loss) on investments..................................................     226,302       2,711
  Net change in unrealized appreciation (depreciation) of investments......................    (251,027)    236,470
                                                                                            -----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................      43,156     352,900
                                                                                            -----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................     339,366     548,059
  Transfers between Variable Investment Options including guaranteed interest account, net.     202,393     182,163
  Redemptions for contract benefits and terminations.......................................    (177,282)     (1,902)
  Contract maintenance charges.............................................................          --          --
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     364,477     728,320
                                                                                            -----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...  (1,500,000)         --
                                                                                            -----------  ----------

Net Increase (Decrease) in Net Assets......................................................  (1,092,367)  1,081,220
Net Assets -- Beginning of Year or Period..................................................   5,138,216   4,056,996
                                                                                            -----------  ----------

Net Assets -- End of Year or Period........................................................ $ 4,045,849  $5,138,216
                                                                                            ===========  ==========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................          --          --
  Redeemed.................................................................................          --          --
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................          --          --
                                                                                            ===========  ==========

Unit Activity Class B
  Issued...................................................................................          56          73
  Redeemed.................................................................................         (19)         (3)
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................          37          70
                                                                                            ===========  ==========

                                                                                                     EQ/MFS
                                                                                                  INTERNATIONAL
                                                                                                     GROWTH*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (242,056) $  (104,918)
  Net realized gain (loss) on investments..................................................     646,675    1,469,960
  Net change in unrealized appreciation (depreciation) of investments......................    (978,284)  (2,998,417)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................    (573,665)  (1,633,375)
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   4,701,416    5,446,591
  Transfers between Variable Investment Options including guaranteed interest account, net.     888,183      611,249
  Redemptions for contract benefits and terminations.......................................  (1,147,561)    (840,454)
  Contract maintenance charges.............................................................    (145,753)    (133,357)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   4,296,285    5,084,029
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          27           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................   3,722,647    3,450,654
Net Assets -- Beginning of Year or Period..................................................  25,952,966   22,502,312
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $29,675,613  $25,952,966
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................         450          406
  Redeemed.................................................................................        (235)        (168)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         215          238
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................         305          288
  Redeemed.................................................................................        (141)         (92)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         164          196
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                EQ/MID CAP INDEX*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (249,075) $  (125,759)
  Net realized gain (loss) on investments..................................................   1,503,636      800,326
  Net change in unrealized appreciation (depreciation) of investments......................  (4,377,952)   1,619,018
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................  (3,123,391)   2,293,585
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................  14,141,146   12,197,538
  Transfers between Variable Investment Options including guaranteed interest account, net.  (2,740,686)   7,069,726
  Redemptions for contract benefits and terminations.......................................  (1,668,962)    (653,160)
  Contract maintenance charges.............................................................      (4,221)      (2,616)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   9,727,277   18,611,488
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...           1           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................   6,603,887   20,905,073
Net Assets -- Beginning of Year or Period..................................................  40,284,720   19,379,647
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $46,888,607  $40,284,720
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................       1,123          823
  Redeemed.................................................................................        (912)        (163)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         211          660
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................         534          583
  Redeemed.................................................................................        (135)         (38)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         399          545
                                                                                            ===========  ===========

                                                                                                  EQ/MONEY MARKET*
                                                                                            ----------------------------
                                                                                                 2015           2014
                                                                                            -------------  -------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (1,714,521) $  (1,585,698)
  Net realized gain (loss) on investments..................................................           256            237
  Net change in unrealized appreciation (depreciation) of investments......................        (1,939)           285
                                                                                            -------------  -------------

  Net Increase (decrease) in net assets resulting from operations..........................    (1,716,204)    (1,585,176)
                                                                                            -------------  -------------

From Contractowners Transactions:
  Payments received from contractowners....................................................   223,829,029    209,251,472
  Transfers between Variable Investment Options including guaranteed interest account, net.  (180,512,508)  (147,713,819)
  Redemptions for contract benefits and terminations.......................................   (19,008,737)   (27,922,680)
  Contract maintenance charges.............................................................      (295,565)      (284,001)
                                                                                            -------------  -------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    24,012,219     33,330,972
                                                                                            -------------  -------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...            --           (202)
                                                                                            -------------  -------------

Net Increase (Decrease) in Net Assets......................................................    22,296,015     31,745,594
Net Assets -- Beginning of Year or Period..................................................   115,482,890     83,737,296
                                                                                            -------------  -------------

Net Assets -- End of Year or Period........................................................ $ 137,778,905  $ 115,482,890
                                                                                            =============  =============

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................        12,346          9,525
  Redeemed.................................................................................        (9,930)        (9,337)
                                                                                            -------------  -------------
  Net Increase (Decrease)..................................................................         2,416            188
                                                                                            =============  =============

Unit Activity Class B
  Issued...................................................................................        10,588         12,787
  Redeemed.................................................................................       (10,502)        (9,651)
                                                                                            -------------  -------------
  Net Increase (Decrease)..................................................................            86          3,136
                                                                                            =============  =============

                                                                                              EQ/MORGAN STANLEY MID
                                                                                                   CAP GROWTH*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (752,548) $  (743,626)
  Net realized gain (loss) on investments..................................................   1,410,638    7,789,886
  Net change in unrealized appreciation (depreciation) of investments......................  (4,246,435)  (8,298,274)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................  (3,588,345)  (1,252,014)
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   5,356,645   10,388,451
  Transfers between Variable Investment Options including guaranteed interest account, net.  (2,906,753)  (1,682,256)
  Redemptions for contract benefits and terminations.......................................  (2,117,265)  (1,825,763)
  Contract maintenance charges.............................................................    (250,231)    (235,219)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........      82,396    6,645,213
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         797           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................  (3,505,152)   5,393,199
Net Assets -- Beginning of Year or Period..................................................  52,945,416   47,552,217
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $49,440,264  $52,945,416
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................         310          728
  Redeemed.................................................................................        (384)        (511)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (74)         217
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................         299          397
  Redeemed.................................................................................        (195)        (196)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         104          201
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                             EQ/OPPENHEIMER GLOBAL*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (618,547) $  (292,378)
  Net realized gain (loss) on investments..................................................   1,505,894      892,913
  Net change in unrealized appreciation (depreciation) of investments......................  (1,311,008)    (576,296)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................    (423,661)      24,239
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................  15,675,503    9,704,890
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,680,727    4,199,711
  Redemptions for contract benefits and terminations.......................................  (2,045,779)  (1,087,098)
  Contract maintenance charges.............................................................    (133,448)    (106,841)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  15,177,003   12,710,662
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         575          224
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................  14,753,917   12,735,125
Net Assets -- Beginning of Year or Period..................................................  40,146,362   27,411,237
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $54,900,279  $40,146,362
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................       1,390          948
  Redeemed.................................................................................        (815)        (294)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         575          654
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................         540          275
  Redeemed.................................................................................        (115)         (58)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         425          217
                                                                                            ===========  ===========

                                                                                             EQ/PIMCO GLOBAL REAL
                                                                                                    RETURN*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   10,939  $  160,712
  Net realized gain (loss) on investments..................................................     36,970       5,368
  Net change in unrealized appreciation (depreciation) of investments......................   (378,210)    (17,123)
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................   (330,301)    148,957
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................  3,237,166   2,476,334
  Transfers between Variable Investment Options including guaranteed interest account, net.  1,034,435     606,282
  Redemptions for contract benefits and terminations.......................................   (246,936)    (96,764)
  Contract maintenance charges.............................................................       (678)       (319)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  4,023,987   2,985,533
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...        125         139
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................  3,693,811   3,134,629
Net Assets -- Beginning of Year or Period..................................................  4,557,608   1,422,979
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $8,251,419  $4,557,608
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

Unit Activity Class B
  Issued...................................................................................        548         374
  Redeemed.................................................................................       (147)        (72)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................        401         302
                                                                                            ==========  ==========

                                                                                              EQ/PIMCO ULTRA SHORT
                                                                                                      BOND*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (249,378) $  (267,325)
  Net realized gain (loss) on investments..................................................     (66,134)     (59,119)
  Net change in unrealized appreciation (depreciation) of investments......................    (147,969)     (68,972)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................    (463,481)    (395,416)
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   4,036,583    5,564,973
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,021,239   (1,015,380)
  Redemptions for contract benefits and terminations.......................................  (1,552,668)  (2,752,716)
  Contract maintenance charges.............................................................     (40,412)     (41,621)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   3,464,742    1,755,256
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................   3,001,261    1,359,840
Net Assets -- Beginning of Year or Period..................................................  26,091,731   24,731,891
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $29,092,992  $26,091,731
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class A
  Issued...................................................................................         696          792
  Redeemed.................................................................................        (545)        (780)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         151           12
                                                                                            ===========  ===========

Unit Activity Class B
  Issued...................................................................................         329          386
  Redeemed.................................................................................        (121)        (225)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         208          161
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                  EQ/QUALITY BOND PLUS*
                                                                                                ------------------------
                                                                                                    2015         2014
                                                                                                -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).................................................................. $  (102,883) $  (100,518)
 Net realized gain (loss) on investments.......................................................      49,337        9,364
 Net change in unrealized appreciation (depreciation) of investments...........................    (297,216)     412,117
                                                                                                -----------  -----------

 Net Increase (decrease) in net assets resulting from operations...............................    (350,762)     320,963
                                                                                                -----------  -----------

From Contractowners Transactions:
 Payments received from contractowners.........................................................   2,727,508    2,451,287
 Transfers between Variable Investment Options including guaranteed interest account, net......     766,470      910,599
 Redemptions for contract benefits and terminations............................................    (755,594)    (694,312)
 Contract maintenance charges..................................................................    (510,207)    (426,686)
                                                                                                -----------  -----------

 Net increase (decrease) in net assets resulting from contractowner transactions...............   2,228,177    2,240,888
                                                                                                -----------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70........         425           --
                                                                                                -----------  -----------

Net Increase (Decrease) in Net Assets..........................................................   1,877,840    2,561,851
Net Assets -- Beginning of Year or Period......................................................  25,065,412   22,503,561
                                                                                                -----------  -----------

Net Assets -- End of Year or Period............................................................ $26,943,252  $25,065,412
                                                                                                ===========  ===========

Changes in Units (000's):
Unit Activity Class A
 Issued........................................................................................          --           --
 Redeemed......................................................................................          --           --
                                                                                                -----------  -----------
 Net Increase (Decrease).......................................................................          --           --
                                                                                                ===========  ===========

Unit Activity Class B
 Issued........................................................................................         538          350
 Redeemed......................................................................................        (341)        (153)
                                                                                                -----------  -----------
 Net Increase (Decrease).......................................................................         197          197
                                                                                                ===========  ===========

                                                                                                 EQ/REAL ESTATE PLUS*
                                                                                                ----------------------
                                                                                                   2015        2014
                                                                                                ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).................................................................. $  (65,596) $  274,375
 Net realized gain (loss) on investments.......................................................     (2,530)    119,786
 Net change in unrealized appreciation (depreciation) of investments...........................   (355,113)      4,949
                                                                                                ----------  ----------

 Net Increase (decrease) in net assets resulting from operations...............................   (423,239)    399,110
                                                                                                ----------  ----------

From Contractowners Transactions:
 Payments received from contractowners.........................................................  3,455,011   2,734,523
 Transfers between Variable Investment Options including guaranteed interest account, net......    691,261   1,262,612
 Redemptions for contract benefits and terminations............................................   (354,852)    (75,288)
 Contract maintenance charges..................................................................       (866)       (384)
                                                                                                ----------  ----------

 Net increase (decrease) in net assets resulting from contractowner transactions...............  3,790,554   3,921,463
                                                                                                ----------  ----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70........        123         191
                                                                                                ----------  ----------

Net Increase (Decrease) in Net Assets..........................................................  3,367,438   4,320,764
Net Assets -- Beginning of Year or Period......................................................  5,787,339   1,466,575
                                                                                                ----------  ----------

Net Assets -- End of Year or Period............................................................ $9,154,777  $5,787,339
                                                                                                ==========  ==========

Changes in Units (000's):
Unit Activity Class A
 Issued........................................................................................         --          --
 Redeemed......................................................................................         --          --
                                                                                                ----------  ----------
 Net Increase (Decrease).......................................................................         --          --
                                                                                                ==========  ==========

Unit Activity Class B
 Issued........................................................................................        491         506
 Redeemed......................................................................................       (155)       (136)
                                                                                                ----------  ----------
 Net Increase (Decrease).......................................................................        336         370
                                                                                                ==========  ==========

                                                                                                 EQ/SMALL COMPANY INDEX*
                                                                                                ------------------------
                                                                                                    2015         2014
                                                                                                -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss).................................................................. $  (189,379) $  (112,884)
 Net realized gain (loss) on investments.......................................................   1,908,849    2,643,630
 Net change in unrealized appreciation (depreciation) of investments...........................  (4,337,912)  (1,710,335)
                                                                                                -----------  -----------

 Net Increase (decrease) in net assets resulting from operations...............................  (2,618,442)     820,411
                                                                                                -----------  -----------

From Contractowners Transactions:
 Payments received from contractowners.........................................................  10,711,461    7,359,762
 Transfers between Variable Investment Options including guaranteed interest account, net......  (3,482,363)    (576,536)
 Redemptions for contract benefits and terminations............................................  (1,157,656)    (497,455)
 Contract maintenance charges..................................................................      (2,930)      (1,874)
                                                                                                -----------  -----------

 Net increase (decrease) in net assets resulting from contractowner transactions...............   6,068,512    6,283,897
                                                                                                -----------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70........          --           --
                                                                                                -----------  -----------

Net Increase (Decrease) in Net Assets..........................................................   3,450,070    7,104,308
Net Assets -- Beginning of Year or Period......................................................  26,185,217   19,080,909
                                                                                                -----------  -----------

Net Assets -- End of Year or Period............................................................ $29,635,287  $26,185,217
                                                                                                ===========  ===========

Changes in Units (000's):
Unit Activity Class A
 Issued........................................................................................       1,042          572
 Redeemed......................................................................................        (913)        (384)
                                                                                                -----------  -----------
 Net Increase (Decrease).......................................................................         129          188
                                                                                                ===========  ===========

Unit Activity Class B
 Issued........................................................................................         348          260
 Redeemed......................................................................................         (96)         (14)
                                                                                                -----------  -----------
 Net Increase (Decrease).......................................................................         252          246
                                                                                                ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                       EQ/T. ROWE PRICE GROWTH
                                                                                                STOCK*
                                                                                      -------------------------
                                                                                          2015          2014
                                                                                      ------------  -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $ (1,537,363) $(1,025,080)
 Net realized gain (loss) on investments.............................................    9,080,500    2,716,127
 Net change in unrealized appreciation (depreciation) of investments.................      346,281    3,466,036
                                                                                      ------------  -----------

 Net Increase (decrease) in net assets resulting from operations.....................    7,889,418    5,157,083
                                                                                      ------------  -----------

From Contractowners Transactions:
 Payments received from contractowners...............................................   25,934,915   21,579,775
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................    9,490,124    4,758,199
 Redemptions for contract benefits and terminations..................................   (4,057,837)  (2,296,841)
 Contract maintenance charges........................................................     (295,941)    (252,379)
                                                                                      ------------  -----------

 Net increase (decrease) in net assets resulting from contractowner transactions.....   31,071,261   23,788,754
                                                                                      ------------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account
   No. 70............................................................................        1,122          999
                                                                                      ------------  -----------

Net Increase (Decrease) in Net Assets................................................   38,961,801   28,946,836
Net Assets -- Beginning of Year or Period............................................   86,638,370   57,691,534
                                                                                      ------------  -----------

Net Assets -- End of Year or Period.................................................. $125,600,171  $86,638,370
                                                                                      ============  ===========

Changes in Units (000's):
Unit Activity Class A
 Issued..............................................................................        1,802        1,357
 Redeemed............................................................................         (685)        (364)
                                                                                      ------------  -----------
 Net Increase (Decrease).............................................................        1,117          993
                                                                                      ============  ===========

Unit Activity Class B
 Issued..............................................................................          973          793
 Redeemed............................................................................         (324)        (311)
                                                                                      ------------  -----------
 Net Increase (Decrease).............................................................          649          482
                                                                                      ============  ===========

                                                                                          EQ/UBS GROWTH &
                                                                                              INCOME*
                                                                                      -----------------------
                                                                                          2015        2014
                                                                                      -----------  ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $   (54,556) $  (45,573)
 Net realized gain (loss) on investments.............................................   1,248,712     287,937
 Net change in unrealized appreciation (depreciation) of investments.................  (1,384,661)    392,244
                                                                                      -----------  ----------

 Net Increase (decrease) in net assets resulting from operations.....................    (190,505)    634,608
                                                                                      -----------  ----------

From Contractowners Transactions:
 Payments received from contractowners...............................................   1,136,555     781,698
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................     166,675    (272,791)
 Redemptions for contract benefits and terminations..................................    (304,767)   (212,173)
 Contract maintenance charges........................................................    (129,681)   (107,086)
                                                                                      -----------  ----------

 Net increase (decrease) in net assets resulting from contractowner transactions.....     868,782     189,648
                                                                                      -----------  ----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account
   No. 70............................................................................          --          --
                                                                                      -----------  ----------

Net Increase (Decrease) in Net Assets................................................     678,277     824,256
Net Assets -- Beginning of Year or Period............................................   5,733,737   4,909,481
                                                                                      -----------  ----------

Net Assets -- End of Year or Period.................................................. $ 6,412,014  $5,733,737
                                                                                      ===========  ==========

Changes in Units (000's):
Unit Activity Class A
 Issued..............................................................................          --          --
 Redeemed............................................................................          --          --
                                                                                      -----------  ----------
 Net Increase (Decrease).............................................................          --          --
                                                                                      ===========  ==========

Unit Activity Class B
 Issued..............................................................................         372         245
 Redeemed............................................................................        (212)       (155)
                                                                                      -----------  ----------
 Net Increase (Decrease).............................................................         160          90
                                                                                      ===========  ==========

                                                                                        EQ/WELLS FARGO OMEGA
                                                                                               GROWTH*
                                                                                      ------------------------
                                                                                          2015         2014
                                                                                      -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $(1,386,200) $(1,263,609)
 Net realized gain (loss) on investments.............................................   5,681,666   11,546,663
 Net change in unrealized appreciation (depreciation) of investments.................  (4,377,875)  (8,048,207)
                                                                                      -----------  -----------

 Net Increase (decrease) in net assets resulting from operations.....................     (82,409)   2,234,847
                                                                                      -----------  -----------

From Contractowners Transactions:
 Payments received from contractowners...............................................   5,259,426   21,838,609
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................  (8,730,976)    (787,952)
 Redemptions for contract benefits and terminations..................................  (3,445,956)  (2,509,733)
 Contract maintenance charges........................................................    (295,690)    (236,456)
                                                                                      -----------  -----------

 Net increase (decrease) in net assets resulting from contractowner transactions.....  (7,213,196)  18,304,468
                                                                                      -----------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account
   No. 70............................................................................          --          250
                                                                                      -----------  -----------

Net Increase (Decrease) in Net Assets................................................  (7,295,605)  20,539,565
Net Assets -- Beginning of Year or Period............................................  97,018,878   76,479,313
                                                                                      -----------  -----------

Net Assets -- End of Year or Period.................................................. $89,723,273  $97,018,878
                                                                                      ===========  ===========

Changes in Units (000's):
Unit Activity Class A
 Issued..............................................................................          --           --
 Redeemed............................................................................          --           --
                                                                                      -----------  -----------
 Net Increase (Decrease).............................................................          --           --
                                                                                      ===========  ===========

Unit Activity Class B
 Issued..............................................................................         492        1,930
 Redeemed............................................................................        (976)        (677)
                                                                                      -----------  -----------
 Net Increase (Decrease).............................................................        (484)       1,253
                                                                                      ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                          FEDERATED HIGH
                                                                                        INCOME BOND FUND II
                                                                                      ----------------------
                                                                                         2015        2014
                                                                                      ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $  248,210  $   44,993
 Net realized gain (loss) on investments.............................................   (139,236)     (4,417)
 Net change in unrealized appreciation (depreciation) of investments.................   (544,329)   (101,127)
                                                                                      ----------  ----------

 Net Increase (decrease) in net assets resulting from operations.....................   (435,355)    (60,551)
                                                                                      ----------  ----------

From Contractowners Transactions:
 Payments received from contractowners...............................................  4,049,742   4,582,638
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................  1,071,234     884,129
 Redemptions for contract benefits and terminations..................................   (767,578)   (187,007)
 Contract maintenance charges........................................................         (5)         --
                                                                                      ----------  ----------

 Net increase (decrease) in net assets resulting from contractowner transactions.....  4,353,393   5,279,760
                                                                                      ----------  ----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account
   No. 70............................................................................         --         (10)
                                                                                      ----------  ----------

Net Increase (Decrease) in Net Assets................................................  3,918,038   5,219,199
Net Assets -- Beginning of Year or Period............................................  5,327,079     107,880
                                                                                      ----------  ----------

Net Assets -- End of Year or Period.................................................. $9,245,117  $5,327,079
                                                                                      ==========  ==========

Changes in Units (000's):
Unit Activity Service Class
 Issued..............................................................................        579         525
 Redeemed............................................................................       (152)        (13)
                                                                                      ----------  ----------
 Net Increase (Decrease).............................................................        427         512
                                                                                      ==========  ==========

Unit Activity Service Class 2
 Issued..............................................................................         --          --
 Redeemed............................................................................         --          --
                                                                                      ----------  ----------
 Net Increase (Decrease).............................................................         --          --
                                                                                      ==========  ==========

                                                                                                            FIDELITY(R) VIP ASSET
                                                                                            FEDERATED          MANAGER: GROWTH
                                                                                        KAUFMANN FUND II          PORTFOLIO
                                                                                      --------------------  --------------------
                                                                                         2015       2014      2015       2014
                                                                                      ----------  --------  --------  ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $  (22,637) $ (3,145) $ (4,663) $   (9,831)
 Net realized gain (loss) on investments.............................................    142,535    11,182    42,451     109,976
 Net change in unrealized appreciation (depreciation) of investments.................   (160,811)   22,586   (50,416)    (50,634)
                                                                                      ----------  --------  --------  ----------

 Net Increase (decrease) in net assets resulting from operations.....................    (40,913)   30,623   (12,628)     49,511
                                                                                      ----------  --------  --------  ----------

From Contractowners Transactions:
 Payments received from contractowners...............................................  1,701,363   538,292    40,809      22,732
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................  1,209,375   189,543   (26,197)    (30,957)
 Redemptions for contract benefits and terminations..................................    (56,094)   (2,625)  (33,135)   (261,607)
 Contract maintenance charges........................................................         --        --      (262)       (229)
                                                                                      ----------  --------  --------  ----------

 Net increase (decrease) in net assets resulting from contractowner transactions.....  2,854,644   725,210   (18,785)   (270,061)
                                                                                      ----------  --------  --------  ----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account
   No. 70............................................................................         --        --        --          --
                                                                                      ----------  --------  --------  ----------

Net Increase (Decrease) in Net Assets................................................  2,813,731   755,833   (31,413)   (220,550)
Net Assets -- Beginning of Year or Period............................................    761,241     5,408   925,905   1,146,455
                                                                                      ----------  --------  --------  ----------

Net Assets -- End of Year or Period.................................................. $3,574,972  $761,241  $894,492  $  925,905
                                                                                      ==========  ========  ========  ==========

Changes in Units (000's):
Unit Activity Service Class
 Issued..............................................................................        290        65        --          --
 Redeemed............................................................................        (47)       --        --          --
                                                                                      ----------  --------  --------  ----------
 Net Increase (Decrease).............................................................        243        65        --          --
                                                                                      ==========  ========  ========  ==========

Unit Activity Service Class 2
 Issued..............................................................................         --        --         9           9
 Redeemed............................................................................         --        --        (9)        (29)
                                                                                      ----------  --------  --------  ----------
 Net Increase (Decrease).............................................................         --        --        --         (20)
                                                                                      ==========  ========  ========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                      FIDELITY(R) VIP CONTRAFUND(R)
                                                                                               PORTFOLIO
                                                                                      ----------------------------
                                                                                          2015           2014
                                                                                      ------------   ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $   (615,343)  $   (499,531)
 Net realized gain (loss) on investments.............................................   12,474,048      4,854,793
 Net change in unrealized appreciation (depreciation) of investments.................  (13,598,666)     4,301,060
                                                                                      ------------   ------------

 Net Increase (decrease) in net assets resulting from operations.....................   (1,739,961)     8,656,322
                                                                                      ------------   ------------

From Contractowners Transactions:
 Payments received from contractowners...............................................   25,336,607     25,602,106
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................   14,035,566      2,693,295
 Redemptions for contract benefits and terminations..................................   (5,188,661)    (3,005,557)
 Contract maintenance charges........................................................      (16,648)       (11,934)
                                                                                      ------------   ------------

 Net increase (decrease) in net assets resulting from contractowner transactions.....   34,166,864     25,277,910
                                                                                      ------------   ------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account
   No. 70............................................................................         (124)         2,124
                                                                                      ------------   ------------

Net Increase (Decrease) in Net Assets................................................   32,426,779     33,936,356
Net Assets -- Beginning of Year or Period............................................  107,410,641     73,474,285
                                                                                      ------------   ------------

Net Assets -- End of Year or Period.................................................. $139,837,420   $107,410,641
                                                                                      ============   ============

Changes in Units (000's):
Unit Activity Service Class 2
 Issued..............................................................................        2,552          2,145
 Redeemed............................................................................         (516)          (505)
                                                                                      ------------   ------------
 Net Increase (Decrease).............................................................        2,036          1,640
                                                                                      ============   ============

                                                                                      FIDELITY(R) VIP FREEDOM
                                                                                         2015 PORTFOLIO
                                                                                      ----------------------
                                                                                         2015        2014
                                                                                      ---------   ---------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $     506   $  (1,440)
 Net realized gain (loss) on investments.............................................    29,012      41,147
 Net change in unrealized appreciation (depreciation) of investments.................   (40,086)    (10,486)
                                                                                      ---------   ---------

 Net Increase (decrease) in net assets resulting from operations.....................   (10,568)     29,221
                                                                                      ---------   ---------

From Contractowners Transactions:
 Payments received from contractowners...............................................     1,239       3,365
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................   (28,555)    (63,803)
 Redemptions for contract benefits and terminations..................................   (70,021)    (47,260)
 Contract maintenance charges........................................................       (71)        (79)
                                                                                      ---------   ---------

 Net increase (decrease) in net assets resulting from contractowner transactions.....   (97,408)   (107,777)
                                                                                      ---------   ---------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account
   No. 70............................................................................        --          --
                                                                                      ---------   ---------

Net Increase (Decrease) in Net Assets................................................  (107,976)    (78,556)
Net Assets -- Beginning of Year or Period............................................   825,719     904,275
                                                                                      ---------   ---------

Net Assets -- End of Year or Period.................................................. $ 717,743   $ 825,719
                                                                                      =========   =========

Changes in Units (000's):
Unit Activity Service Class 2
 Issued..............................................................................         5           3
 Redeemed............................................................................       (12)        (13)
                                                                                      ---------   ---------
 Net Increase (Decrease).............................................................        (7)        (10)
                                                                                      =========   =========

                                                                                      FIDELITY(R) VIP FREEDOM
                                                                                         2020 PORTFOLIO
                                                                                      ----------------------
                                                                                         2015        2014
                                                                                      ----------   --------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $    5,964   $   (573)
 Net realized gain (loss) on investments.............................................     17,891     29,534
 Net change in unrealized appreciation (depreciation) of investments.................    (38,710)    (6,699)
                                                                                      ----------   --------

 Net Increase (decrease) in net assets resulting from operations.....................    (14,855)    22,262
                                                                                      ----------   --------

From Contractowners Transactions:
 Payments received from contractowners...............................................      4,842      4,161
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................    572,233    (12,243)
 Redemptions for contract benefits and terminations..................................   (102,259)   (59,326)
 Contract maintenance charges........................................................       (208)      (213)
                                                                                      ----------   --------

 Net increase (decrease) in net assets resulting from contractowner transactions.....    474,608    (67,621)
                                                                                      ----------   --------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account
   No. 70............................................................................         --         --
                                                                                      ----------   --------

Net Increase (Decrease) in Net Assets................................................    459,753    (45,359)
Net Assets -- Beginning of Year or Period............................................    702,032    747,391
                                                                                      ----------   --------

Net Assets -- End of Year or Period.................................................. $1,161,785   $702,032
                                                                                      ==========   ========

Changes in Units (000's):
Unit Activity Service Class 2
 Issued..............................................................................         48          1
 Redeemed............................................................................         (9)        (7)
                                                                                      ----------   --------
 Net Increase (Decrease).............................................................         39         (6)
                                                                                      ==========   ========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                      FIDELITY(R) VIP FREEDOM
                                                                                        2025 PORTFOLIO
                                                                                      ----------------------
                                                                                        2015        2014
                                                                                       --------    --------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $  2,464    $    348
 Net realized gain (loss) on investments.............................................   14,783      40,673
 Net change in unrealized appreciation (depreciation) of investments.................  (36,696)     (8,702)
                                                                                       --------    --------

 Net Increase (decrease) in net assets resulting from operations.....................  (19,449)     32,319
                                                                                       --------    --------

From Contractowners Transactions:
 Payments received from contractowners...............................................   18,912      18,054
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................   81,256     (20,700)
 Redemptions for contract benefits and terminations..................................  (15,361)    (19,910)
 Contract maintenance charges........................................................     (269)       (270)
                                                                                       --------    --------

 Net increase (decrease) in net assets resulting from contractowner transactions.....   84,538     (22,826)
                                                                                       --------    --------

Net Increase (Decrease) in Net Assets................................................   65,089       9,493
Net Assets -- Beginning of Year or Period............................................  916,264     906,771
                                                                                       --------    --------

Net Assets -- End of Year or Period.................................................. $981,353    $916,264
                                                                                       ========    ========

Changes in Units (000's):
Unit Activity Service Class 2
 Issued..............................................................................       10           4
 Redeemed............................................................................       (2)         (7)
                                                                                       --------    --------
 Net Increase (Decrease).............................................................        8          (3)
                                                                                       ========    ========

                                                                                      FIDELITY(R) VIP FREEDOM
                                                                                        2030 PORTFOLIO
                                                                                      ----------------------
                                                                                        2015        2014
                                                                                       --------    --------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $    185    $  2,344
 Net realized gain (loss) on investments.............................................   17,880      26,889
 Net change in unrealized appreciation (depreciation) of investments.................  (32,773)     (4,445)
                                                                                       --------    --------

 Net Increase (decrease) in net assets resulting from operations.....................  (14,708)     24,788
                                                                                       --------    --------

From Contractowners Transactions:
 Payments received from contractowners...............................................    3,000       1,600
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................   49,956     213,640
 Redemptions for contract benefits and terminations..................................  (38,922)    (14,537)
 Contract maintenance charges........................................................     (135)        (83)
                                                                                       --------    --------

 Net increase (decrease) in net assets resulting from contractowner transactions.....   13,899     200,620
                                                                                       --------    --------

Net Increase (Decrease) in Net Assets................................................     (809)    225,408
Net Assets -- Beginning of Year or Period............................................  839,810     614,402
                                                                                       --------    --------

Net Assets -- End of Year or Period.................................................. $839,001    $839,810
                                                                                       ========    ========

Changes in Units (000's):
Unit Activity Service Class 2
 Issued..............................................................................        6          20
 Redeemed............................................................................       (5)         (5)
                                                                                       --------    --------
 Net Increase (Decrease).............................................................        1          15
                                                                                       ========    ========

                                                                                       FIDELITY(R) VIP MID CAP
                                                                                              PORTFOLIO
                                                                                      ------------------------
                                                                                          2015         2014
                                                                                      -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $  (624,143) $  (547,638)
 Net realized gain (loss) on investments.............................................   5,837,404    1,291,443
 Net change in unrealized appreciation (depreciation) of investments.................  (7,329,380)   1,153,969
                                                                                      -----------  -----------

 Net Increase (decrease) in net assets resulting from operations.....................  (2,116,119)   1,897,774
                                                                                      -----------  -----------

From Contractowners Transactions:
 Payments received from contractowners...............................................  12,540,704   13,251,177
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................   3,993,064    1,674,854
 Redemptions for contract benefits and terminations..................................  (2,246,825)  (1,208,914)
 Contract maintenance charges........................................................      (7,578)      (5,246)
                                                                                      -----------  -----------

 Net increase (decrease) in net assets resulting from contractowner transactions.....  14,279,365   13,711,871
                                                                                      -----------  -----------

Net Increase (Decrease) in Net Assets................................................  12,163,246   15,609,645
Net Assets -- Beginning of Year or Period............................................  47,368,895   31,759,250
                                                                                      -----------  -----------

Net Assets -- End of Year or Period.................................................. $59,532,141  $47,368,895
                                                                                      ===========  ===========

Changes in Units (000's):
Unit Activity Service Class 2
 Issued..............................................................................       1,264        1,142
 Redeemed............................................................................        (325)        (240)
                                                                                      -----------  -----------
 Net Increase (Decrease).............................................................         939          902
                                                                                      ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                      FIDELITY(R) VIP STRATEGIC
                                                                                               INCOME
                                                                                              PORTFOLIO
                                                                                      ------------------------
                                                                                          2015         2014
                                                                                      -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $   949,217  $   930,445
 Net realized gain (loss) on investments.............................................    (220,227)     511,456
 Net change in unrealized appreciation (depreciation) of investments.................  (3,075,475)    (925,815)
                                                                                      -----------  -----------

 Net Increase (decrease) in net assets resulting from operations.....................  (2,346,485)     516,086
                                                                                      -----------  -----------

From Contractowners Transactions:
 Payments received from contractowners...............................................  16,627,428   18,517,668
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................   3,821,869    1,167,617
 Redemptions for contract benefits and terminations..................................  (4,049,988)  (1,857,673)
 Contract maintenance charges........................................................      (5,900)      (4,512)
                                                                                      -----------  -----------

 Net increase (decrease) in net assets resulting from contractowner transactions.....  16,393,409   17,823,100
                                                                                      -----------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account
   No. 70............................................................................          --           --
                                                                                      -----------  -----------

Net Increase (Decrease) in Net Assets................................................  14,046,924   18,339,186
Net Assets -- Beginning of Year or Period............................................  54,833,376   36,494,190
                                                                                      -----------  -----------

Net Assets -- End of Year or Period.................................................. $68,880,300  $54,833,376
                                                                                      ===========  ===========

Changes in Units (000's):
Unit Activity Class I Shares
 Issued..............................................................................          --           --
 Redeemed............................................................................          --           --
                                                                                      -----------  -----------
 Net Increase (Decrease).............................................................          --           --
                                                                                      ===========  ===========
Unit Activity Service Class 2
 Issued..............................................................................       2,177        2,163
 Redeemed............................................................................        (740)        (561)
                                                                                      -----------  -----------
 Net Increase (Decrease).............................................................       1,437        1,602
                                                                                      ===========  ===========

                                                                                        FIRST TRUST MULTI
                                                                                             INCOME
                                                                                      ALLOCATION PORTFOLIO
                                                                                      --------------------
                                                                                         2015       2014
                                                                                      ----------  --------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $   22,719  $  1,609
 Net realized gain (loss) on investments.............................................    (14,719)   (2,743)
 Net change in unrealized appreciation (depreciation) of investments.................   (106,882)    4,244
                                                                                      ----------  --------

 Net Increase (decrease) in net assets resulting from operations.....................    (98,882)    3,110
                                                                                      ----------  --------

From Contractowners Transactions:
 Payments received from contractowners...............................................  1,600,624   247,095
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................    327,862   309,846
 Redemptions for contract benefits and terminations..................................   (103,261)   (2,025)
 Contract maintenance charges........................................................        (73)       --
                                                                                      ----------  --------

 Net increase (decrease) in net assets resulting from contractowner transactions.....  1,825,152   554,916
                                                                                      ----------  --------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account
   No. 70............................................................................        (50)       53
                                                                                      ----------  --------

Net Increase (Decrease) in Net Assets................................................  1,726,220   558,079
Net Assets -- Beginning of Year or Period............................................    558,079        --
                                                                                      ----------  --------

Net Assets -- End of Year or Period.................................................. $2,284,299  $558,079
                                                                                      ==========  ========

Changes in Units (000's):
Unit Activity Class I Shares
 Issued..............................................................................        235        67
 Redeemed............................................................................        (54)      (13)
                                                                                      ----------  --------
 Net Increase (Decrease).............................................................        181        54
                                                                                      ==========  ========
Unit Activity Service Class 2
 Issued..............................................................................         --        --
 Redeemed............................................................................         --        --
                                                                                      ----------  --------
 Net Increase (Decrease).............................................................         --        --
                                                                                      ==========  ========

                                                                                       FIRST TRUST/DOW JONES
                                                                                         DIVIDEND & INCOME
                                                                                      ALLOCATION PORTFOLIO(a)
                                                                                      -----------------------
                                                                                          2015        2014
                                                                                      -----------  ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $   200,906  $  (27,710)
 Net realized gain (loss) on investments.............................................     448,814      63,583
 Net change in unrealized appreciation (depreciation) of investments.................    (920,684)    534,137
                                                                                      -----------  ----------

 Net Increase (decrease) in net assets resulting from operations.....................    (270,964)    570,010
                                                                                      -----------  ----------

From Contractowners Transactions:
 Payments received from contractowners...............................................   3,871,323   4,154,595
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................   7,490,434   1,467,711
 Redemptions for contract benefits and terminations..................................    (851,698)   (200,114)
 Contract maintenance charges........................................................        (929)       (437)
                                                                                      -----------  ----------

 Net increase (decrease) in net assets resulting from contractowner transactions.....  10,509,130   5,421,755
                                                                                      -----------  ----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account
   No. 70............................................................................         499          65
                                                                                      -----------  ----------

Net Increase (Decrease) in Net Assets................................................  10,238,665   5,991,830
Net Assets -- Beginning of Year or Period............................................   9,688,044   3,696,214
                                                                                      -----------  ----------

Net Assets -- End of Year or Period.................................................. $19,926,709  $9,688,044
                                                                                      ===========  ==========

Changes in Units (000's):
Unit Activity Class I Shares
 Issued..............................................................................       1,042         580
 Redeemed............................................................................        (172)       (109)
                                                                                      -----------  ----------
 Net Increase (Decrease).............................................................         870         471
                                                                                      ===========  ==========
Unit Activity Service Class 2
 Issued..............................................................................          --          --
 Redeemed............................................................................          --          --
                                                                                      -----------  ----------
 Net Increase (Decrease).............................................................          --          --
                                                                                      ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
(a)Units were made available on June 13, 2014.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                       FRANKLIN FOUNDING FUNDS
                                                                                         ALLOCATION VIP FUND
                                                                                      ------------------------
                                                                                          2015         2014
                                                                                      -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $   256,122  $   199,145
 Net realized gain (loss) on investments.............................................     (87,447)    (137,922)
 Net change in unrealized appreciation (depreciation) of investments.................  (1,539,623)    (178,600)
                                                                                      -----------  -----------

 Net Increase (decrease) in net assets resulting from operations.....................  (1,370,948)    (117,377)
                                                                                      -----------  -----------

From Contractowners Transactions:
 Payments received from contractowners...............................................   4,035,321    8,312,988
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................  (3,750,067)   2,860,920
 Redemptions for contract benefits and terminations..................................  (1,153,138)    (805,865)
 Contract maintenance charges........................................................      (2,367)      (1,104)
                                                                                      -----------  -----------

 Net increase (decrease) in net assets resulting from contractowner transactions.....    (870,251)  10,366,939
                                                                                      -----------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account
   No. 70............................................................................          --           --
                                                                                      -----------  -----------

Net Increase (Decrease) in Net Assets................................................  (2,241,199)  10,249,562
Net Assets -- Beginning of Year or Period............................................  19,384,532    9,134,970
                                                                                      -----------  -----------

Net Assets -- End of Year or Period.................................................. $17,143,333  $19,384,532
                                                                                      ===========  ===========

Changes in Units (000's):
Unit Activity Class 2
 Issued..............................................................................         502        1,084
 Redeemed............................................................................        (537)        (285)
                                                                                      -----------  -----------
 Net Increase (Decrease).............................................................         (35)         799
                                                                                      ===========  ===========

                                                                                      FRANKLIN INCOME VIP FUND
                                                                                      ------------------------
                                                                                          2015         2014
                                                                                      -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $ 2,465,489  $ 1,590,737
 Net realized gain (loss) on investments.............................................    (431,932)     507,957
 Net change in unrealized appreciation (depreciation) of investments.................  (8,622,262)  (1,930,059)
                                                                                      -----------  -----------

 Net Increase (decrease) in net assets resulting from operations.....................  (6,588,705)     168,635
                                                                                      -----------  -----------

From Contractowners Transactions:
 Payments received from contractowners...............................................  17,434,722   25,410,392
 Transfers between Variable Investment Options including guaranteed interest account, net......................................................................  (1,461,761)  13,521,835
 Redemptions for contract benefits and terminations..................................  (3,850,363)  (2,320,856)
 Contract maintenance charges........................................................      (5,253)      (2,902)
                                                                                      -----------  -----------

 Net increase (decrease) in net assets resulting from contractowner transactions.....  12,117,345   36,608,469
                                                                                      -----------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account
   No. 70............................................................................         125          701
                                                                                      -----------  -----------

Net Increase (Decrease) in Net Assets................................................   5,528,765   36,777,805
Net Assets -- Beginning of Year or Period............................................  66,764,135   29,986,330
                                                                                      -----------  -----------

Net Assets -- End of Year or Period.................................................. $72,292,900  $66,764,135
                                                                                      ===========  ===========

Changes in Units (000's):
Unit Activity Class 2
 Issued..............................................................................       2,090        3,400
 Redeemed............................................................................      (1,116)        (431)
                                                                                      -----------  -----------
 Net Increase (Decrease).............................................................         974        2,969
                                                                                      ===========  ===========

                                                                                       FRANKLIN MUTUAL SHARES
                                                                                              VIP FUND
                                                                                      ------------------------
                                                                                          2015         2014
                                                                                      -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $   236,026  $    76,948
 Net realized gain (loss) on investments.............................................   1,268,249      450,856
 Net change in unrealized appreciation (depreciation) of investments.................  (2,370,516)      82,656
                                                                                      -----------  -----------

 Net Increase (decrease) in net assets resulting from operations.....................    (866,241)     610,460
                                                                                      -----------  -----------

From Contractowners Transactions:
 Payments received from contractowners...............................................     977,050    2,397,016
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................    (252,990)     (89,215)
 Redemptions for contract benefits and terminations..................................    (548,342)    (337,170)
 Contract maintenance charges........................................................      (1,927)      (1,619)
                                                                                      -----------  -----------

 Net increase (decrease) in net assets resulting from contractowner transactions.....     173,791    1,969,012
                                                                                      -----------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account
   No. 70............................................................................          --           --
                                                                                      -----------  -----------

Net Increase (Decrease) in Net Assets................................................    (692,450)   2,579,472
Net Assets -- Beginning of Year or Period............................................  13,444,844   10,865,372
                                                                                      -----------  -----------

Net Assets -- End of Year or Period.................................................. $12,752,394  $13,444,844
                                                                                      ===========  ===========

Changes in Units (000's):
Unit Activity Class 2
 Issued..............................................................................         147          245
 Redeemed............................................................................        (118)        (106)
                                                                                      -----------  -----------
 Net Increase (Decrease).............................................................          29          139
                                                                                      ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                           FRANKLIN RISING
                                                                                              DIVIDENDS
                                                                                              VIP FUND
                                                                                      ------------------------
                                                                                          2015         2014
                                                                                      -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $    14,387  $   (38,043)
 Net realized gain (loss) on investments.............................................   4,705,876      914,430
 Net change in unrealized appreciation (depreciation) of investments.................  (7,090,493)   1,534,348
                                                                                      -----------  -----------

 Net Increase (decrease) in net assets resulting from operations.....................  (2,370,230)   2,410,735
                                                                                      -----------  -----------

From Contractowners Transactions:
 Payments received from contractowners...............................................   8,903,106   14,981,052
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................      56,304    5,754,820
 Redemptions for contract benefits and terminations..................................  (1,234,149)    (904,945)
 Contract maintenance charges........................................................      (3,811)      (1,891)
                                                                                      -----------  -----------

 Net increase (decrease) in net assets resulting from contractowner transactions.....   7,721,450   19,829,036
                                                                                      -----------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account
   No. 70............................................................................          --        1,498
                                                                                      -----------  -----------

Net Increase (Decrease) in Net Assets................................................   5,351,220   22,241,269
Net Assets -- Beginning of Year or Period............................................  39,577,334   17,336,065
                                                                                      -----------  -----------

Net Assets -- End of Year or Period.................................................. $44,928,554  $39,577,334
                                                                                      ===========  ===========

Changes in Units (000's):
Unit Activity Class 2
 Issued..............................................................................       1,145        2,051
 Redeemed............................................................................        (509)        (331)
                                                                                      -----------  -----------
 Net Increase (Decrease).............................................................         636        1,720
                                                                                      ===========  ===========

Unit Activity Service Shares
 Issued..............................................................................          --           --
 Redeemed............................................................................          --           --
                                                                                      -----------  -----------
 Net Increase (Decrease).............................................................          --           --
                                                                                      ===========  ===========

                                                                                         FRANKLIN STRATEGIC
                                                                                           INCOME VIP FUND
                                                                                      ------------------------
                                                                                          2015         2014
                                                                                      -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $ 2,856,584  $ 1,830,216
 Net realized gain (loss) on investments.............................................    (214,807)     511,622
 Net change in unrealized appreciation (depreciation) of investments.................  (5,776,078)  (2,473,435)
                                                                                      -----------  -----------

 Net Increase (decrease) in net assets resulting from operations.....................  (3,134,301)    (131,597)
                                                                                      -----------  -----------

From Contractowners Transactions:
 Payments received from contractowners...............................................  10,031,356   13,814,503
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................    (740,325)   6,491,454
 Redemptions for contract benefits and terminations..................................  (2,518,722)  (1,999,194)
 Contract maintenance charges........................................................      (6,411)      (4,545)
                                                                                      -----------  -----------

 Net increase (decrease) in net assets resulting from contractowner transactions.....   6,765,898   18,302,218
                                                                                      -----------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account
   No. 70............................................................................          --           --
                                                                                      -----------  -----------

Net Increase (Decrease) in Net Assets................................................   3,631,597   18,170,621
Net Assets -- Beginning of Year or Period............................................  52,532,887   34,362,266
                                                                                      -----------  -----------

Net Assets -- End of Year or Period.................................................. $56,164,484  $52,532,887
                                                                                      ===========  ===========

Changes in Units (000's):
Unit Activity Class 2
 Issued..............................................................................       1,164        1,811
 Redeemed............................................................................        (636)        (395)
                                                                                      -----------  -----------
 Net Increase (Decrease).............................................................         528        1,416
                                                                                      ===========  ===========

Unit Activity Service Shares
 Issued..............................................................................          --           --
 Redeemed............................................................................          --           --
                                                                                      -----------  -----------
 Net Increase (Decrease).............................................................          --           --
                                                                                      ===========  ===========

                                                                                            GOLDMAN SACHS
                                                                                             VIT MID CAP
                                                                                             VALUE FUND
                                                                                      ------------------------
                                                                                          2015         2014
                                                                                      -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $  (421,156) $  (134,967)
 Net realized gain (loss) on investments.............................................   2,801,703    5,746,112
 Net change in unrealized appreciation (depreciation) of investments.................  (6,018,683)  (2,947,657)
                                                                                      -----------  -----------

 Net Increase (decrease) in net assets resulting from operations.....................  (3,638,136)   2,663,488
                                                                                      -----------  -----------

From Contractowners Transactions:
 Payments received from contractowners...............................................   5,242,983    6,295,051
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................    (427,278)   2,207,670
 Redemptions for contract benefits and terminations..................................  (1,172,092)    (734,412)
 Contract maintenance charges........................................................      (4,387)      (3,206)
                                                                                      -----------  -----------

 Net increase (decrease) in net assets resulting from contractowner transactions.....   3,639,226    7,765,103
                                                                                      -----------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account
   No. 70............................................................................          --           --
                                                                                      -----------  -----------

Net Increase (Decrease) in Net Assets................................................       1,090   10,428,591
Net Assets -- Beginning of Year or Period............................................  30,108,712   19,680,121
                                                                                      -----------  -----------

Net Assets -- End of Year or Period.................................................. $30,109,802  $30,108,712
                                                                                      ===========  ===========

Changes in Units (000's):
Unit Activity Class 2
 Issued..............................................................................          --           --
 Redeemed............................................................................          --           --
                                                                                      -----------  -----------
 Net Increase (Decrease).............................................................          --           --
                                                                                      ===========  ===========

Unit Activity Service Shares
 Issued..............................................................................         375          604
 Redeemed............................................................................        (194)        (200)
                                                                                      -----------  -----------
 Net Increase (Decrease).............................................................         181          404
                                                                                      ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                          GUGGENHEIM VIF
                                                                                          GLOBAL MANAGED        GUGGENHEIM VIF
                                                                                         FUTURES STRATEGY         MULTI-HEDGE
                                                                                               FUND             STRATEGIES FUND
                                                                                      ----------------------  ------------------
                                                                                         2015        2014       2015      2014
                                                                                      ----------  ----------  --------  --------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $   17,938  $  (10,424) $ (7,202) $(11,029)
 Net realized gain (loss) on investments.............................................     76,765      (6,829)    9,886     1,715
 Net change in unrealized appreciation (depreciation) of investments.................   (167,155)    127,332     1,067    34,499
                                                                                      ----------  ----------  --------  --------

 Net Increase (decrease) in net assets resulting from operations.....................    (72,452)    110,079     3,751    25,185
                                                                                      ----------  ----------  --------  --------

From Contractowners Transactions:
 Payments received from contractowners...............................................    764,779     281,024     9,051     7,703
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................    288,826     258,428    98,531    26,087
 Redemptions for contract benefits and terminations..................................   (154,507)    (49,496)  (23,977)  (13,117)
 Contract maintenance charges........................................................        (71)        (67)     (101)     (101)
                                                                                      ----------  ----------  --------  --------

 Net increase (decrease) in net assets resulting from contractowner transactions.....    899,027     489,889    83,504    20,572
                                                                                      ----------  ----------  --------  --------

Net Increase (Decrease) in Net Assets................................................    826,575     599,968    87,255    45,757
Net Assets -- Beginning of Year or Period............................................  1,203,882     603,914   813,879   768,122
                                                                                      ----------  ----------  --------  --------

Net Assets -- End of Year or Period.................................................. $2,030,457  $1,203,882  $901,134  $813,879
                                                                                      ==========  ==========  ========  ========

Changes in Units (000's):
Unit Activity Class IC
 Issued..............................................................................         --          --        --        --
 Redeemed............................................................................         --          --        --        --
                                                                                      ----------  ----------  --------  --------
 Net Increase (Decrease).............................................................         --          --        --        --
                                                                                      ==========  ==========  ========  ========

Unit Activity Common Shares
 Issued..............................................................................        144          61        24        13
 Redeemed............................................................................        (60)        (14)      (15)      (10)
                                                                                      ----------  ----------  --------  --------
 Net Increase (Decrease).............................................................         84          47         9         3
                                                                                      ==========  ==========  ========  ========

                                                                                              HARTFORD
                                                                                        CAPITAL APPRECIATION
                                                                                            HLS FUND(a)
                                                                                      -----------------------
                                                                                          2015        2014
                                                                                      -----------  ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $   (20,141) $    6,357
 Net realized gain (loss) on investments.............................................   1,114,634      39,298
 Net change in unrealized appreciation (depreciation) of investments.................  (1,268,440)    (29,020)
                                                                                      -----------  ----------

 Net Increase (decrease) in net assets resulting from operations.....................    (173,947)     16,635
                                                                                      -----------  ----------

From Contractowners Transactions:
 Payments received from contractowners...............................................   5,640,763     951,653
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................   2,825,732     760,176
 Redemptions for contract benefits and terminations..................................    (233,441)     (1,189)
 Contract maintenance charges........................................................        (259)         (3)
                                                                                      -----------  ----------

 Net increase (decrease) in net assets resulting from contractowner transactions.....   8,232,795   1,710,637
                                                                                      -----------  ----------

Net Increase (Decrease) in Net Assets................................................   8,058,848   1,727,272
Net Assets -- Beginning of Year or Period............................................   1,727,272          --
                                                                                      -----------  ----------

Net Assets -- End of Year or Period.................................................. $ 9,786,120  $1,727,272
                                                                                      ===========  ==========

Changes in Units (000's):
Unit Activity Class IC
 Issued..............................................................................         889         174
 Redeemed............................................................................         (83)         (3)
                                                                                      -----------  ----------
 Net Increase (Decrease).............................................................         806         171
                                                                                      ===========  ==========

Unit Activity Common Shares
 Issued..............................................................................          --          --
 Redeemed............................................................................          --          --
                                                                                      -----------  ----------
 Net Increase (Decrease).............................................................          --          --
                                                                                      ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
(a)Units were made available on June 13, 2014.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                              HARTFORD
                                                                                               GROWTH
                                                                                           OPPORTUNITIES
                                                                                            HLS FUND(a)
                                                                                      -----------------------
                                                                                          2015        2014
                                                                                      -----------  ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $  (124,236) $   (3,426)
 Net realized gain (loss) on investments.............................................   2,192,318      24,514
 Net change in unrealized appreciation (depreciation) of investments.................  (1,676,531)     25,244
                                                                                      -----------  ----------

 Net Increase (decrease) in net assets resulting from operations.....................     391,551      46,332
                                                                                      -----------  ----------

From Contractowners Transactions:
 Payments received from contractowners...............................................  11,221,519   1,031,074
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................   7,499,257     529,261
 Redemptions for contract benefits and terminations..................................    (346,155)     (4,304)
 Contract maintenance charges........................................................        (465)         (1)
                                                                                      -----------  ----------

 Net increase (decrease) in net assets resulting from contractowner transactions.....  18,374,156   1,556,030
                                                                                      -----------  ----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account
   No. 70............................................................................          --       1,351
                                                                                      -----------  ----------

Net Increase (Decrease) in Net Assets................................................  18,765,707   1,603,713
Net Assets -- Beginning of Year or Period............................................   1,603,713          --
                                                                                      -----------  ----------

Net Assets -- End of Year or Period.................................................. $20,369,420  $1,603,713
                                                                                      ===========  ==========

Changes in Units (000's):
Unit Activity Class IC
 Issued..............................................................................       1,721         155
 Redeemed............................................................................        (130)         (6)
                                                                                      -----------  ----------
 Net Increase (Decrease).............................................................       1,591         149
                                                                                      ===========  ==========

Unit Activity Series II
 Issued..............................................................................          --          --
 Redeemed............................................................................          --          --
                                                                                      -----------  ----------
 Net Increase (Decrease).............................................................          --          --
                                                                                      ===========  ==========

                                                                                          INVESCO V.I.
                                                                                            AMERICAN
                                                                                            FRANCHISE
                                                                                              FUND
                                                                                      --------------------
                                                                                        2015       2014
                                                                                      --------  ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $ (8,476) $   (9,329)
 Net realized gain (loss) on investments.............................................   30,477     208,528
 Net change in unrealized appreciation (depreciation) of investments.................  (17,741)   (178,311)
                                                                                      --------  ----------

 Net Increase (decrease) in net assets resulting from operations.....................    4,260      20,888
                                                                                      --------  ----------

From Contractowners Transactions:
 Payments received from contractowners...............................................    1,701      18,978
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................  469,077    (598,847)
 Redemptions for contract benefits and terminations..................................  (46,394)    (10,184)
 Contract maintenance charges........................................................      (70)        (85)
                                                                                      --------  ----------

 Net increase (decrease) in net assets resulting from contractowner transactions.....  424,314    (590,138)
                                                                                      --------  ----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account
   No. 70............................................................................   18,877     (18,875)
                                                                                      --------  ----------

Net Increase (Decrease) in Net Assets................................................  447,451    (588,125)
Net Assets -- Beginning of Year or Period............................................  454,583   1,042,708
                                                                                      --------  ----------

Net Assets -- End of Year or Period.................................................. $902,034  $  454,583
                                                                                      ========  ==========

Changes in Units (000's):
Unit Activity Class IC
 Issued..............................................................................       --          --
 Redeemed............................................................................       --          --
                                                                                      --------  ----------
 Net Increase (Decrease).............................................................       --          --
                                                                                      ========  ==========

Unit Activity Series II
 Issued..............................................................................       44          32
 Redeemed............................................................................      (25)        (63)
                                                                                      --------  ----------
 Net Increase (Decrease).............................................................       19         (31)
                                                                                      ========  ==========

                                                                                           INVESCO V.I.
                                                                                           BALANCED-RISK
                                                                                            ALLOCATION
                                                                                               FUND
                                                                                      ----------------------
                                                                                         2015        2014
                                                                                      ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $  115,537  $  (20,839)
 Net realized gain (loss) on investments.............................................    275,319     133,817
 Net change in unrealized appreciation (depreciation) of investments.................   (636,794)    (72,210)
                                                                                      ----------  ----------

 Net Increase (decrease) in net assets resulting from operations.....................   (245,938)     40,768
                                                                                      ----------  ----------

From Contractowners Transactions:
 Payments received from contractowners...............................................  1,646,558   1,828,998
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................    680,494     672,890
 Redemptions for contract benefits and terminations..................................   (256,018)    (72,726)
 Contract maintenance charges........................................................         --          --
                                                                                      ----------  ----------

 Net increase (decrease) in net assets resulting from contractowner transactions.....  2,071,034   2,429,162
                                                                                      ----------  ----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account
   No. 70............................................................................        174          --
                                                                                      ----------  ----------

Net Increase (Decrease) in Net Assets................................................  1,825,270   2,469,930
Net Assets -- Beginning of Year or Period............................................  2,918,075     448,145
                                                                                      ----------  ----------

Net Assets -- End of Year or Period.................................................. $4,743,345  $2,918,075
                                                                                      ==========  ==========

Changes in Units (000's):
Unit Activity Class IC
 Issued..............................................................................         --          --
 Redeemed............................................................................         --          --
                                                                                      ----------  ----------
 Net Increase (Decrease).............................................................         --          --
                                                                                      ==========  ==========

Unit Activity Series II
 Issued..............................................................................        312         248
 Redeemed............................................................................       (105)         (9)
                                                                                      ----------  ----------
 Net Increase (Decrease).............................................................        207         239
                                                                                      ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
(a)Units were made available on June 13, 2014.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                            INVESCO V.I. DIVERSIFIED
                                                                                                  DIVIDEND FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    88,638  $    22,638
  Net realized gain (loss) on investments..................................................     937,843      499,317
  Net change in unrealized appreciation (depreciation) of investments......................  (1,255,088)     851,821
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................    (228,607)   1,373,776
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   8,862,165    3,971,339
  Transfers between Variable Investment Options including guaranteed interest account, net.  13,314,809    1,110,562
  Redemptions for contract benefits and terminations.......................................    (895,477)    (374,002)
  Contract maintenance charges.............................................................      (2,735)      (1,489)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  21,278,762    4,706,410
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         704        1,501
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................  21,050,859    6,081,687
Net Assets -- Beginning of Year or Period..................................................  16,416,080   10,334,393
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $37,466,939  $16,416,080
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Series II
  Issued...................................................................................       1,488          457
  Redeemed.................................................................................        (241)        (166)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................       1,247          291
                                                                                            ===========  ===========

                                                                                            INVESCO V.I. EQUITY AND
                                                                                                INCOME FUND(i)
                                                                                            -----------------------
                                                                                                     2015
                                                                                            -----------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss).............................................................       $   45,369
  Net realized gain (loss) on investments..................................................          210,600
  Net change in unrealized appreciation (depreciation) of investments......................         (387,038)
                                                                                                  ----------

  Net Increase (decrease) in net assets resulting from operations..........................         (131,069)
                                                                                                  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................        4,174,299
  Transfers between Variable Investment Options including guaranteed interest account, net.          492,997
  Redemptions for contract benefits and terminations.......................................         (115,186)
  Contract maintenance charges.............................................................               --
                                                                                                  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........        4,552,110
                                                                                                  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...               33
                                                                                                  ----------

Net Increase (Decrease) in Net Assets......................................................        4,421,074
Net Assets -- Beginning of Year or Period..................................................               --
                                                                                                  ----------

Net Assets -- End of Year or Period........................................................       $4,421,074
                                                                                                  ==========

Changes in Units (000's):
Unit Activity Series II
  Issued...................................................................................              491
  Redeemed.................................................................................              (29)
                                                                                                  ----------
  Net Increase (Decrease)..................................................................              462
                                                                                                  ==========

                                                                                              INVESCO V.I. GLOBAL
                                                                                               HEALTH CARE FUND
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (27,519) $   (6,959)
  Net realized gain (loss) on investments..................................................    301,454     (30,825)
  Net change in unrealized appreciation (depreciation) of investments......................   (389,196)     51,410
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................   (115,261)     13,626
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................  1,994,687     756,384
  Transfers between Variable Investment Options including guaranteed interest account, net.    677,512     281,126
  Redemptions for contract benefits and terminations.......................................   (100,703)    (17,154)
  Contract maintenance charges.............................................................         --          --
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  2,571,496   1,020,356
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         --      10,000
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................  2,456,235   1,043,982
Net Assets -- Beginning of Year or Period..................................................  1,046,365       2,383
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $3,502,600  $1,046,365
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Series II
  Issued...................................................................................        256         170
  Redeemed.................................................................................        (49)        (87)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................        207          83
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
(i)Units were made available on February 23, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                  INVESCO V.I.
                                                                                                   GLOBAL REAL
                                                                                                   ESTATE FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $ 1,488,685  $    44,800
  Net realized gain (loss) on investments..................................................     987,696      571,814
  Net change in unrealized appreciation (depreciation) of investments......................  (5,109,683)   5,846,284
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................  (2,633,302)   6,462,898
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................  12,125,362   14,487,959
  Transfers between Variable Investment Options including guaranteed interest account, net.     831,308    2,768,738
  Redemptions for contract benefits and terminations.......................................  (2,619,172)  (1,753,746)
  Contract maintenance charges.............................................................      (9,312)      (7,215)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  10,328,186   15,495,736
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...       2,199           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................   7,697,083   21,958,634
Net Assets -- Beginning of Year or Period..................................................  68,110,006   46,151,372
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $75,807,089  $68,110,006
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Series II
  Issued...................................................................................       1,201        1,407
  Redeemed.................................................................................        (463)        (270)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         738        1,137
                                                                                            ===========  ===========

                                                                                                  INVESCO V.I.
                                                                                                   HIGH YIELD
                                                                                                      FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $ 1,327,352  $   748,676
  Net realized gain (loss) on investments..................................................    (356,195)     102,692
  Net change in unrealized appreciation (depreciation) of investments......................  (2,719,220)  (1,077,208)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................  (1,748,063)    (225,840)
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   6,715,334   11,142,844
  Transfers between Variable Investment Options including guaranteed interest account, net.   3,771,272    1,873,268
  Redemptions for contract benefits and terminations.......................................  (2,151,861)    (814,743)
  Contract maintenance charges.............................................................      (2,995)      (1,881)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   8,331,750   12,199,488
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         959          400
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................   6,584,646   11,974,048
Net Assets -- Beginning of Year or Period..................................................  25,344,488   13,370,440
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $31,929,134  $25,344,488
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Series II
  Issued...................................................................................       1,369        1,387
  Redeemed.................................................................................        (646)        (283)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         723        1,104
                                                                                            ===========  ===========

                                                                                                  INVESCO V.I.
                                                                                                  INTERNATIONAL
                                                                                                   GROWTH FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   (18,781) $    29,723
  Net realized gain (loss) on investments..................................................     514,261      651,290
  Net change in unrealized appreciation (depreciation) of investments......................  (2,313,209)  (1,255,617)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................  (1,817,729)    (574,604)
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   8,615,641    9,996,391
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,178,481      841,855
  Redemptions for contract benefits and terminations.......................................  (1,413,848)    (798,042)
  Contract maintenance charges.............................................................      (5,170)      (3,790)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   8,375,104   10,036,414
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...       1,040          750
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................   6,558,415    9,462,560
Net Assets -- Beginning of Year or Period..................................................  35,666,667   26,204,107
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $42,225,082  $35,666,667
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Series II
  Issued...................................................................................         941        1,058
  Redeemed.................................................................................        (265)        (291)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         676          767
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                  INVESCO V.I.
                                                                                                  MID CAP CORE
                                                                                                  EQUITY FUND
                                                                                            -----------------------
                                                                                                2015        2014
                                                                                            -----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (128,106) $ (112,138)
  Net realized gain (loss) on investments..................................................   1,048,305   1,117,920
  Net change in unrealized appreciation (depreciation) of investments......................  (1,521,451)   (822,807)
                                                                                            -----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................    (601,252)    182,975
                                                                                            -----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   1,695,220   2,688,647
  Transfers between Variable Investment Options including guaranteed interest account, net.     (72,917)   (203,210)
  Redemptions for contract benefits and terminations.......................................    (322,161)   (275,364)
  Contract maintenance charges.............................................................      (1,642)     (1,149)
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   1,298,500   2,208,924
                                                                                            -----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --         160
                                                                                            -----------  ----------

Net Increase (Decrease) in Net Assets......................................................     697,248   2,392,059
Net Assets -- Beginning of Year or Period..................................................   9,313,984   6,921,925
                                                                                            -----------  ----------

Net Assets -- End of Year or Period........................................................ $10,011,232  $9,313,984
                                                                                            ===========  ==========

Changes in Units (000's):
Unit Activity Common Shares
  Issued...................................................................................          --          --
  Redeemed.................................................................................          --          --
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................          --          --
                                                                                            ===========  ==========

Unit Activity Series II
  Issued...................................................................................         164         218
  Redeemed.................................................................................         (80)        (73)
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................          84         145
                                                                                            ===========  ==========

                                                                                                  INVESCO V.I.
                                                                                                    SMALL CAP
                                                                                                   EQUITY FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (150,050) $  (103,728)
  Net realized gain (loss) on investments..................................................   2,473,478    1,420,594
  Net change in unrealized appreciation (depreciation) of investments......................  (3,270,553)  (1,179,031)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................    (947,125)     137,835
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   3,871,037    2,281,720
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,090,247      (88,469)
  Redemptions for contract benefits and terminations.......................................    (662,176)    (309,652)
  Contract maintenance charges.............................................................      (1,211)        (763)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   4,297,897    1,882,836
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................   3,350,772    2,020,671
Net Assets -- Beginning of Year or Period..................................................   8,456,498    6,435,827
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $11,807,270  $ 8,456,498
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Common Shares
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

Unit Activity Series II
  Issued...................................................................................         418          340
  Redeemed.................................................................................        (158)        (212)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         260          128
                                                                                            ===========  ===========

                                                                                                    IVY FUNDS
                                                                                                    VIP ASSET
                                                                                                     STRATEGY
                                                                                            -------------------------
                                                                                                2015          2014
                                                                                            ------------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   (545,353) $  (485,775)
  Net realized gain (loss) on investments..................................................    6,303,184    6,897,889
  Net change in unrealized appreciation (depreciation) of investments......................  (10,733,827)  (9,772,203)
                                                                                            ------------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................   (4,975,996)  (3,360,089)
                                                                                            ------------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................    6,358,604   16,209,382
  Transfers between Variable Investment Options including guaranteed interest account, net.   (7,825,670)   2,283,136
  Redemptions for contract benefits and terminations.......................................   (2,616,615)  (1,516,954)
  Contract maintenance charges.............................................................       (5,594)      (4,552)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (4,089,275)  16,971,012
                                                                                            ------------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         (201)         202
                                                                                            ------------  -----------

Net Increase (Decrease) in Net Assets......................................................   (9,065,472)  13,611,125
Net Assets -- Beginning of Year or Period..................................................   53,506,420   39,895,295
                                                                                            ------------  -----------

Net Assets -- End of Year or Period........................................................ $ 44,440,948  $53,506,420
                                                                                            ============  ===========

Changes in Units (000's):
Unit Activity Common Shares
  Issued...................................................................................        1,014        2,231
  Redeemed.................................................................................       (1,336)        (755)
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................         (322)       1,476
                                                                                            ============  ===========

Unit Activity Series II
  Issued...................................................................................           --           --
  Redeemed.................................................................................           --           --
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................           --           --
                                                                                            ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                  IVY FUNDS VIP
                                                                                                    DIVIDEND
                                                                                                  OPPORTUNITIES
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   (25,369) $   (48,284)
  Net realized gain (loss) on investments..................................................   2,209,195    1,585,286
  Net change in unrealized appreciation (depreciation) of investments......................  (2,775,821)    (321,025)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................    (591,995)   1,215,977
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   1,680,822    1,774,639
  Transfers between Variable Investment Options including guaranteed interest account, net.    (226,693)     154,908
  Redemptions for contract benefits and terminations.......................................  (1,033,968)    (654,030)
  Contract maintenance charges.............................................................      (2,051)      (1,778)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     418,110    1,273,739
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................    (173,885)   2,489,716
Net Assets -- Beginning of Year or Period..................................................  16,300,585   13,810,869
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $16,126,700  $16,300,585
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Common Shares
  Issued...................................................................................         176          201
  Redeemed.................................................................................        (152)        (121)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          24           80
                                                                                            ===========  ===========

                                                                                                  IVY FUNDS VIP
                                                                                                     ENERGY
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (435,438) $  (399,727)
  Net realized gain (loss) on investments..................................................    (856,717)   1,722,680
  Net change in unrealized appreciation (depreciation) of investments......................  (7,145,987)  (5,889,354)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................  (8,438,142)  (4,566,401)
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   5,285,737    8,588,130
  Transfers between Variable Investment Options including guaranteed interest account, net.   3,358,326    5,708,762
  Redemptions for contract benefits and terminations.......................................  (1,132,292)    (972,112)
  Contract maintenance charges.............................................................      (3,810)      (3,029)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   7,507,961   13,321,751
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...       2,451          676
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................    (927,730)   8,756,026
Net Assets -- Beginning of Year or Period..................................................  29,365,919   20,609,893
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $28,438,189  $29,365,919
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Common Shares
  Issued...................................................................................       1,364        1,429
  Redeemed.................................................................................        (673)        (367)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         691        1,062
                                                                                            ===========  ===========

                                                                                                  IVY FUNDS VIP
                                                                                                 GLOBAL NATURAL
                                                                                                    RESOURCES
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (149,889) $  (193,724)
  Net realized gain (loss) on investments..................................................    (562,069)    (242,028)
  Net change in unrealized appreciation (depreciation) of investments......................  (2,100,431)  (1,595,721)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................  (2,812,389)  (2,031,473)
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   1,167,071    2,269,244
  Transfers between Variable Investment Options including guaranteed interest account, net.    (467,104)    (364,941)
  Redemptions for contract benefits and terminations.......................................    (477,585)    (648,905)
  Contract maintenance charges.............................................................      (1,854)      (1,903)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     220,528    1,253,495
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................  (2,591,861)    (777,978)
Net Assets -- Beginning of Year or Period..................................................  11,709,226   12,487,204
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $ 9,117,365  $11,709,226
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Common Shares
  Issued...................................................................................         249          375
  Redeemed.................................................................................        (223)        (257)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          26          118
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                     IVY FUNDS
                                                                                                     VIP HIGH
                                                                                                      INCOME
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  5,308,558  $  3,144,603
  Net realized gain (loss) on investments..................................................    1,053,597     1,607,610
  Net change in unrealized appreciation (depreciation) of investments......................  (15,778,535)   (5,092,716)
                                                                                            ------------  ------------

  Net Increase (decrease) in net assets resulting from operations..........................   (9,416,380)     (340,503)
                                                                                            ------------  ------------

From Contractowners Transactions:
  Payments received from contractowners....................................................   19,944,211    29,879,846
  Transfers between Variable Investment Options including guaranteed interest account, net.   (8,861,884)    5,578,754
  Redemptions for contract benefits and terminations.......................................   (4,659,554)   (3,602,674)
  Contract maintenance charges.............................................................      (13,771)       (9,943)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    6,409,002    31,845,983
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...           --            --
                                                                                            ------------  ------------

Net Increase (Decrease) in Net Assets......................................................   (3,007,378)   31,505,480
Net Assets -- Beginning of Year or Period..................................................  111,385,223    79,879,743
                                                                                            ------------  ------------

Net Assets -- End of Year or Period........................................................ $108,377,845  $111,385,223
                                                                                            ============  ============

Changes in Units (000's):
Unit Activity Common Shares
  Issued...................................................................................        1,734         2,775
  Redeemed.................................................................................       (1,335)         (759)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          399         2,016
                                                                                            ============  ============

                                                                                                   IVY FUNDS
                                                                                                 VIP MICRO CAP
                                                                                                    GROWTH
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (22,064) $  (14,452)
  Net realized gain (loss) on investments..................................................     94,962     (50,915)
  Net change in unrealized appreciation (depreciation) of investments......................   (298,687)    (34,709)
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................   (225,789)   (100,076)
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................    565,411   1,279,177
  Transfers between Variable Investment Options including guaranteed interest account, net.    137,541     314,295
  Redemptions for contract benefits and terminations.......................................    (87,893)    (37,298)
  Contract maintenance charges.............................................................         --          --
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    615,059   1,556,174
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...        499         139
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................    389,769   1,456,237
Net Assets -- Beginning of Year or Period..................................................  1,548,818      92,581
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $1,938,587  $1,548,818
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Common Shares
  Issued...................................................................................        127         240
  Redeemed.................................................................................        (67)       (101)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         60         139
                                                                                            ==========  ==========

                                                                                                  IVY FUNDS VIP
                                                                                                     MID CAP
                                                                                                     GROWTH
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (623,732) $  (505,028)
  Net realized gain (loss) on investments..................................................   4,123,553    2,790,176
  Net change in unrealized appreciation (depreciation) of investments......................  (6,880,319)     (23,845)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................  (3,380,498)   2,261,303
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   6,772,187    7,872,182
  Transfers between Variable Investment Options including guaranteed interest account, net.     319,717    1,042,641
  Redemptions for contract benefits and terminations.......................................  (1,461,562)  (1,335,177)
  Contract maintenance charges.............................................................      (6,998)      (5,191)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   5,623,344    7,574,455
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --          550
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................   2,242,846    9,836,308
Net Assets -- Beginning of Year or Period..................................................  40,842,535   31,006,227
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $43,085,381  $40,842,535
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Common Shares
  Issued...................................................................................         489          635
  Redeemed.................................................................................        (215)        (246)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         274          389
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                            IVY FUNDS VIP SCIENCE AND
                                                                                                   TECHNOLOGY
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (855,391) $  (626,323)
  Net realized gain (loss) on investments..................................................   4,998,971    5,640,528
  Net change in unrealized appreciation (depreciation) of investments......................  (7,263,347)  (4,236,598)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................  (3,119,767)     777,607
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................  14,476,101   16,248,125
  Transfers between Variable Investment Options including guaranteed interest account, net.   2,485,696     (660,774)
  Redemptions for contract benefits and terminations.......................................  (2,051,779)  (1,260,654)
  Contract maintenance charges.............................................................      (6,746)      (4,484)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  14,903,272   14,322,213
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................  11,783,505   15,099,820
Net Assets -- Beginning of Year or Period..................................................  52,644,709   37,544,889
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $64,428,214  $52,644,709
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Common Shares
  Issued...................................................................................       1,231        1,221
  Redeemed.................................................................................        (330)        (372)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         901          849
                                                                                            ===========  ===========

Unit Activity Service Shares
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

                                                                                             IVY FUNDS VIP SMALL CAP
                                                                                                     GROWTH
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (308,775) $  (229,100)
  Net realized gain (loss) on investments..................................................   3,632,120    2,325,180
  Net change in unrealized appreciation (depreciation) of investments......................  (3,631,026)  (2,028,419)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................    (307,681)      67,661
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   4,898,745    4,194,619
  Transfers between Variable Investment Options including guaranteed interest account, net.   2,094,299     (503,568)
  Redemptions for contract benefits and terminations.......................................    (722,938)    (701,371)
  Contract maintenance charges.............................................................      (3,069)      (2,153)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   6,267,037    2,987,527
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................   5,959,356    3,055,188
Net Assets -- Beginning of Year or Period..................................................  17,570,116   14,514,928
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $23,529,472  $17,570,116
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Common Shares
  Issued...................................................................................         635          335
  Redeemed.................................................................................        (298)        (159)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         337          176
                                                                                            ===========  ===========

Unit Activity Service Shares
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

                                                                                               JANUS ASPEN SERIES
                                                                                               BALANCED PORTFOLIO
                                                                                            -----------------------
                                                                                                2015        2014
                                                                                            -----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    36,817  $   10,267
  Net realized gain (loss) on investments..................................................     274,413      29,313
  Net change in unrealized appreciation (depreciation) of investments......................    (401,284)     73,780
                                                                                            -----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................     (90,054)    113,360
                                                                                            -----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................  12,398,463   2,849,250
  Transfers between Variable Investment Options including guaranteed interest account, net.   4,218,057   1,360,892
  Redemptions for contract benefits and terminations.......................................    (535,329)    (14,639)
  Contract maintenance charges.............................................................          --          --
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  16,081,191   4,195,503
                                                                                            -----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         510         140
                                                                                            -----------  ----------

Net Increase (Decrease) in Net Assets......................................................  15,991,647   4,309,003
Net Assets -- Beginning of Year or Period..................................................   4,371,298      62,295
                                                                                            -----------  ----------

Net Assets -- End of Year or Period........................................................ $20,362,945  $4,371,298
                                                                                            ===========  ==========

Changes in Units (000's):
Unit Activity Common Shares
  Issued...................................................................................          --          --
  Redeemed.................................................................................          --          --
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................          --          --
                                                                                            ===========  ==========

Unit Activity Service Shares
  Issued...................................................................................       1,701         396
  Redeemed.................................................................................        (202)         (4)
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................       1,499         392
                                                                                            ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                            JANUS ASPEN SERIES FLEXIBLE
                                                                                                 BOND PORTFOLIO
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                             -----------   ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    71,839    $   31,267
  Net realized gain (loss) on investments..................................................      16,523         4,526
  Net change in unrealized appreciation (depreciation) of investments......................    (232,891)      (20,590)
                                                                                             -----------   ----------

  Net Increase (decrease) in net assets resulting from operations..........................    (144,529)       15,203
                                                                                             -----------   ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   6,058,640     2,548,433
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,772,636       597,272
  Redemptions for contract benefits and terminations.......................................    (336,198)      (21,356)
  Contract maintenance charges.............................................................          (8)           --
                                                                                             -----------   ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   7,495,070     3,124,349
                                                                                             -----------   ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         249            65
                                                                                             -----------   ----------

Net Increase (Decrease) in Net Assets......................................................   7,350,790     3,139,617
Net Assets -- Beginning of Year or Period..................................................   3,255,805       116,188
                                                                                             -----------   ----------

Net Assets -- End of Year or Period........................................................ $10,606,595    $3,255,805
                                                                                             ===========   ==========

Changes in Units (000's):
Unit Activity Class 2
  Issued...................................................................................          --            --
  Redeemed.................................................................................          --            --
                                                                                             -----------   ----------
  Net Increase (Decrease)..................................................................          --            --
                                                                                             ===========   ==========

Unit Activity Service Shares
  Issued...................................................................................         831           328
  Redeemed.................................................................................         (98)          (23)
                                                                                             -----------   ----------
  Net Increase (Decrease)..................................................................         733           305
                                                                                             ===========   ==========

                                                                                            JANUS ASPEN SERIES INTECH
                                                                                              U.S. LOW VOLATILITY
                                                                                                   PORTFOLIO
                                                                                            ------------------------
                                                                                               2015         2014
                                                                                            ----------   ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   12,574   $     (630)
  Net realized gain (loss) on investments..................................................     74,676        3,663
  Net change in unrealized appreciation (depreciation) of investments......................    (19,572)      94,437
                                                                                            ----------   ----------

  Net Increase (decrease) in net assets resulting from operations..........................     67,678       97,470
                                                                                            ----------   ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................    994,028    1,176,598
  Transfers between Variable Investment Options including guaranteed interest account, net.    782,038      219,415
  Redemptions for contract benefits and terminations.......................................    (73,215)     (27,908)
  Contract maintenance charges.............................................................         --           --
                                                                                            ----------   ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  1,702,851    1,368,105
                                                                                            ----------   ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         28           (5)
                                                                                            ----------   ----------

Net Increase (Decrease) in Net Assets......................................................  1,770,557    1,465,570
Net Assets -- Beginning of Year or Period..................................................  1,494,373       28,803
                                                                                            ----------   ----------

Net Assets -- End of Year or Period........................................................ $3,264,930   $1,494,373
                                                                                            ==========   ==========

Changes in Units (000's):
Unit Activity Class 2
  Issued...................................................................................         --           --
  Redeemed.................................................................................         --           --
                                                                                            ----------   ----------
  Net Increase (Decrease)..................................................................         --           --
                                                                                            ==========   ==========

Unit Activity Service Shares
  Issued...................................................................................        183          127
  Redeemed.................................................................................        (34)          (3)
                                                                                            ----------   ----------
  Net Increase (Decrease)..................................................................        149          124
                                                                                            ==========   ==========

                                                                                            JPMORGAN INSURANCE TRUST
                                                                                               GLOBAL ALLOCATION
                                                                                                  PORTFOLIO(n)
                                                                                            ------------------------
                                                                                                      2015
                                                                                            ------------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss).............................................................        $   73,542
  Net realized gain (loss) on investments..................................................            23,006
  Net change in unrealized appreciation (depreciation) of investments......................          (240,774)
                                                                                                   ----------

  Net Increase (decrease) in net assets resulting from operations..........................          (144,226)
                                                                                                   ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................         6,807,334
  Transfers between Variable Investment Options including guaranteed interest account, net.           712,477
  Redemptions for contract benefits and terminations.......................................           (49,867)
  Contract maintenance charges.............................................................                --
                                                                                                   ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........         7,469,944
                                                                                                   ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...               249
                                                                                                   ----------

Net Increase (Decrease) in Net Assets......................................................         7,325,967
Net Assets -- Beginning of Year or Period..................................................                --
                                                                                                   ----------

Net Assets -- End of Year or Period........................................................        $7,325,967
                                                                                                   ==========

Changes in Units (000's):
Unit Activity Class 2
  Issued...................................................................................               779
  Redeemed.................................................................................               (20)
                                                                                                   ----------
  Net Increase (Decrease)..................................................................               759
                                                                                                   ==========

Unit Activity Service Shares
  Issued...................................................................................                --
  Redeemed.................................................................................                --
                                                                                                   ----------
  Net Increase (Decrease)..................................................................                --
                                                                                                   ==========

-----------
The accompanying notes are an integral part of these financial statements.
(n)Units were made available July 20, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                             JPMORGAN INSURANCE
                                                                                                TRUST INCOME
                                                                                            BUILDER PORTFOLIO(n)
                                                                                            --------------------
                                                                                                    2015
                                                                                            --------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss).............................................................      $   90,289
  Net realized gain (loss) on investments..................................................           4,560
  Net change in unrealized appreciation (depreciation) of investments......................        (134,991)
                                                                                                 ----------

  Net Increase (decrease) in net assets resulting from operations..........................         (40,142)
                                                                                                 ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................       4,457,789
  Transfers between Variable Investment Options including guaranteed interest account, net.         621,138
  Redemptions for contract benefits and terminations.......................................        (101,244)
  Contract maintenance charges.............................................................              --
                                                                                                 ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........       4,977,683
                                                                                                 ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...             200
                                                                                                 ----------

Net Increase (Decrease) in Net Assets......................................................       4,937,741
Net Assets -- Beginning of Year or Period..................................................              --
                                                                                                 ----------

Net Assets -- End of Year or Period........................................................      $4,937,741
                                                                                                 ==========

Changes in Units (000's):
Unit Activity Class 2
  Issued...................................................................................             504
  Redeemed.................................................................................              (1)
                                                                                                 ----------
  Net Increase (Decrease)..................................................................             503
                                                                                                 ==========

Unit Activity Class II
  Issued...................................................................................              --
  Redeemed.................................................................................              --
                                                                                                 ----------
  Net Increase (Decrease)..................................................................              --
                                                                                                 ==========

Unit Activity Service Shares
  Issued...................................................................................              --
  Redeemed.................................................................................              --
                                                                                                 ----------
  Net Increase (Decrease)..................................................................              --
                                                                                                 ==========

Unit Activity VC Shares
  Issued...................................................................................              --
  Redeemed.................................................................................              --
                                                                                                 ----------
  Net Increase (Decrease)..................................................................              --
                                                                                                 ==========

                                                                                                LAZARD RETIREMENT
                                                                                                 EMERGING MARKETS
                                                                                                 EQUITY PORTFOLIO
                                                                                            -------------------------
                                                                                                2015          2014
                                                                                            ------------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   (203,172) $   255,861
  Net realized gain (loss) on investments..................................................   (1,157,869)     743,817
  Net change in unrealized appreciation (depreciation) of investments......................  (15,652,558)  (5,801,294)
                                                                                            ------------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................  (17,013,599)  (4,801,616)
                                                                                            ------------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   10,456,807   15,862,126
  Transfers between Variable Investment Options including guaranteed interest account, net.      (36,037)  (1,037,345)
  Redemptions for contract benefits and terminations.......................................   (2,677,821)  (2,442,338)
  Contract maintenance charges.............................................................      (11,142)     (11,011)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    7,731,807   12,371,432
                                                                                            ------------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...           --           --
                                                                                            ------------  -----------

Net Increase (Decrease) in Net Assets......................................................   (9,281,792)   7,569,816
Net Assets -- Beginning of Year or Period..................................................   73,892,717   66,322,901
                                                                                            ------------  -----------

Net Assets -- End of Year or Period........................................................ $ 64,610,925  $73,892,717
                                                                                            ============  ===========

Changes in Units (000's):
Unit Activity Class 2
  Issued...................................................................................           --           --
  Redeemed.................................................................................           --           --
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................           --           --
                                                                                            ============  ===========

Unit Activity Class II
  Issued...................................................................................           --           --
  Redeemed.................................................................................           --           --
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................           --           --
                                                                                            ============  ===========

Unit Activity Service Shares
  Issued...................................................................................        1,675        2,019
  Redeemed.................................................................................         (884)        (923)
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................          791        1,096
                                                                                            ============  ===========

Unit Activity VC Shares
  Issued...................................................................................           --           --
  Redeemed.................................................................................           --           --
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................           --           --
                                                                                            ============  ===========

                                                                                               LEGG MASON BW
                                                                                                  ABSOLUTE
                                                                                            RETURN OPPORTUNITIES
                                                                                                   VIT(i)
                                                                                            --------------------
                                                                                                    2015
                                                                                            --------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss).............................................................       $ (1,959)
  Net realized gain (loss) on investments..................................................          8,253
  Net change in unrealized appreciation (depreciation) of investments......................        (21,791)
                                                                                                  --------

  Net Increase (decrease) in net assets resulting from operations..........................        (15,497)
                                                                                                  --------

From Contractowners Transactions:
  Payments received from contractowners....................................................        320,693
  Transfers between Variable Investment Options including guaranteed interest account, net.         42,271
  Redemptions for contract benefits and terminations.......................................         (7,611)
  Contract maintenance charges.............................................................             --
                                                                                                  --------

  Net increase (decrease) in net assets resulting from contractowner transactions..........        355,353
                                                                                                  --------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...             13
                                                                                                  --------

Net Increase (Decrease) in Net Assets......................................................        339,869
Net Assets -- Beginning of Year or Period..................................................             --
                                                                                                  --------

Net Assets -- End of Year or Period........................................................       $339,869
                                                                                                  ========

Changes in Units (000's):
Unit Activity Class 2
  Issued...................................................................................             --
  Redeemed.................................................................................             --
                                                                                                  --------
  Net Increase (Decrease)..................................................................             --
                                                                                                  ========

Unit Activity Class II
  Issued...................................................................................             42
  Redeemed.................................................................................             (5)
                                                                                                  --------
  Net Increase (Decrease)..................................................................             37
                                                                                                  ========

Unit Activity Service Shares
  Issued...................................................................................             --
  Redeemed.................................................................................             --
                                                                                                  --------
  Net Increase (Decrease)..................................................................             --
                                                                                                  ========

Unit Activity VC Shares
  Issued...................................................................................             --
  Redeemed.................................................................................             --
                                                                                                  --------
  Net Increase (Decrease)..................................................................             --
                                                                                                  ========

                                                                                               LORD ABBETT SERIES
                                                                                               FUND-BOND DEBENTURE
                                                                                                    PORTFOLIO
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $ 2,189,292  $ 1,196,466
  Net realized gain (loss) on investments..................................................       8,011      896,230
  Net change in unrealized appreciation (depreciation) of investments......................  (4,844,686)  (1,713,106)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................  (2,647,383)     379,590
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................  23,790,222   14,081,597
  Transfers between Variable Investment Options including guaranteed interest account, net.  19,058,165    5,777,673
  Redemptions for contract benefits and terminations.......................................  (2,652,998)  (1,007,701)
  Contract maintenance charges.............................................................      (3,488)      (1,444)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  40,191,901   18,850,125
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...       1,500        1,249
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................  37,546,018   19,230,964
Net Assets -- Beginning of Year or Period..................................................  32,620,589   13,389,625
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $70,166,607  $32,620,589
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class 2
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

Unit Activity Class II
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

Unit Activity Service Shares
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

Unit Activity VC Shares
  Issued...................................................................................       3,903        1,981
  Redeemed.................................................................................        (492)        (346)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................       3,411        1,635
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
(i)Units were made available on February 23, 2015.
(n)Units were made available July 20, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                            LORD ABBETT SERIES FUND-
                                                                                            CLASSIC STOCK PORTFOLIO
                                                                                            ----------------------
                                                                                               2015         2014
                                                                                            ----------   ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (33,823)  $  (28,381)
  Net realized gain (loss) on investments..................................................    834,365      709,880
  Net change in unrealized appreciation (depreciation) of investments......................   (910,865)    (349,304)
                                                                                            ----------   ----------

  Net Increase (decrease) in net assets resulting from operations..........................   (110,323)     332,195
                                                                                            ----------   ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................    372,217    1,295,184
  Transfers between Variable Investment Options including guaranteed interest account, net.   (782,820)    (596,960)
  Redemptions for contract benefits and terminations.......................................   (147,306)    (150,265)
  Contract maintenance charges.............................................................       (673)        (491)
                                                                                            ----------   ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (558,582)     547,468
                                                                                            ----------   ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...      1,499           --
                                                                                            ----------   ----------

Net Increase (Decrease) in Net Assets......................................................   (667,406)     879,663
Net Assets -- Beginning of Year or Period..................................................  5,069,874    4,190,211
                                                                                            ----------   ----------

Net Assets -- End of Year or Period........................................................ $4,402,468   $5,069,874
                                                                                            ==========   ==========

Changes in Units (000's):
Unit Activity Service Class
  Issued...................................................................................         --           --
  Redeemed.................................................................................         --           --
                                                                                            ----------   ----------
  Net Increase (Decrease)..................................................................         --           --
                                                                                            ==========   ==========

Unit Activity VC Shares
  Issued...................................................................................         51          109
  Redeemed.................................................................................        (91)         (69)
                                                                                            ----------   ----------
  Net Increase (Decrease)..................................................................        (40)          40
                                                                                            ==========   ==========

                                                                                              LORD ABBETT SERIES
                                                                                                  FUND-GROWTH
                                                                                            OPPORTUNITIES PORTFOLIO
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (61,807) $  (40,894)
  Net realized gain (loss) on investments..................................................    412,718     695,603
  Net change in unrealized appreciation (depreciation) of investments......................   (304,397)   (508,618)
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................     46,514     146,091
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................    260,141     904,731
  Transfers between Variable Investment Options including guaranteed interest account, net.  1,407,742      (8,075)
  Redemptions for contract benefits and terminations.......................................   (222,600)   (154,453)
  Contract maintenance charges.............................................................       (692)       (339)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  1,444,591     741,864
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         --          --
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................  1,491,105     887,955
Net Assets -- Beginning of Year or Period..................................................  3,310,911   2,422,956
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $4,802,016  $3,310,911
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Service Class
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

Unit Activity VC Shares
  Issued...................................................................................        307          99
  Redeemed.................................................................................       (199)        (40)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................        108          59
                                                                                            ==========  ==========

                                                                                               MFS(R) INTERNATIONAL
                                                                                                 VALUE PORTFOLIO
                                                                                            -------------------------
                                                                                                2015          2014
                                                                                            ------------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    554,400  $   380,815
  Net realized gain (loss) on investments..................................................    2,992,615    1,464,097
  Net change in unrealized appreciation (depreciation) of investments......................      572,426   (2,467,264)
                                                                                            ------------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................    4,119,441     (622,352)
                                                                                            ------------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   32,157,785   31,066,224
  Transfers between Variable Investment Options including guaranteed interest account, net.   18,483,719    4,732,446
  Redemptions for contract benefits and terminations.......................................   (4,462,323)  (2,356,765)
  Contract maintenance charges.............................................................      (14,471)      (8,860)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   46,164,710   33,433,045
                                                                                            ------------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...        6,001           --
                                                                                            ------------  -----------

Net Increase (Decrease) in Net Assets......................................................   50,290,152   32,810,693
Net Assets -- Beginning of Year or Period..................................................   95,246,180   62,435,487
                                                                                            ------------  -----------

Net Assets -- End of Year or Period........................................................ $145,536,332  $95,246,180
                                                                                            ============  ===========

Changes in Units (000's):
Unit Activity Service Class
  Issued...................................................................................        3,659        2,841
  Redeemed.................................................................................         (441)        (426)
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................        3,218        2,415
                                                                                            ============  ===========

Unit Activity VC Shares
  Issued...................................................................................           --           --
  Redeemed.................................................................................           --           --
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................           --           --
                                                                                            ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014



                                                                                            MFS(R) INVESTORS TRUST SERIES
                                                                                            ----------------------------
                                                                                                2015           2014
                                                                                             -----------     ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   (63,188)    $  (46,153)
  Net realized gain (loss) on investments..................................................   1,212,690        846,262
  Net change in unrealized appreciation (depreciation) of investments......................  (1,294,972)      (141,934)
                                                                                             -----------     ----------

  Net Increase (decrease) in net assets resulting from operations..........................    (145,470)       658,175
                                                                                             -----------     ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   1,683,306      1,399,574
  Transfers between Variable Investment Options including guaranteed interest account, net.     527,382        512,588
  Redemptions for contract benefits and terminations.......................................    (517,142)      (463,317)
  Contract maintenance charges.............................................................        (964)          (741)
                                                                                             -----------     ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   1,692,582      1,448,104
                                                                                             -----------     ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --             --
                                                                                             -----------     ----------

Net Increase (Decrease) in Net Assets......................................................   1,547,112      2,106,279
Net Assets -- Beginning of Year or Period..................................................   8,262,995      6,156,716
                                                                                             -----------     ----------

Net Assets -- End of Year or Period........................................................ $ 9,810,107     $8,262,995
                                                                                             ===========     ==========

Changes in Units (000's):
Unit Activity Service Class
  Issued...................................................................................         189            165
  Redeemed.................................................................................         (66)           (61)
                                                                                             -----------     ----------
  Net Increase (Decrease)..................................................................         123            104
                                                                                             ===========     ==========

                                                                                            MFS(R) MASSACHUSETTS
                                                                                              INVESTORS GROWTH
                                                                                            STOCK PORTFOLIO(j)(k)
                                                                                            ---------------------
                                                                                                    2015
                                                                                            ---------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss).............................................................      $   (80,710)
  Net realized gain (loss) on investments..................................................            6,919
  Net change in unrealized appreciation (depreciation) of investments......................         (572,947)
                                                                                                 -----------

  Net Increase (decrease) in net assets resulting from operations..........................         (646,738)
                                                                                                 -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................          627,724
  Transfers between Variable Investment Options including guaranteed interest account, net.       10,091,695
  Redemptions for contract benefits and terminations.......................................         (472,926)
  Contract maintenance charges.............................................................             (971)
                                                                                                 -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........       10,245,522
                                                                                                 -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...               --
                                                                                                 -----------

Net Increase (Decrease) in Net Assets......................................................        9,598,784
Net Assets -- Beginning of Year or Period..................................................               --
                                                                                                 -----------

Net Assets -- End of Year or Period........................................................      $ 9,598,784
                                                                                                 ===========

Changes in Units (000's):
Unit Activity Service Class
  Issued...................................................................................              985
  Redeemed.................................................................................             (455)
                                                                                                 -----------
  Net Increase (Decrease)..................................................................              530
                                                                                                 ===========

                                                                                               MFS(R) RESEARCH
                                                                                                   SERIES
                                                                                            --------------------
                                                                                               2015       2014
                                                                                            ----------  --------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   (7,587) $ (1,982)
  Net realized gain (loss) on investments..................................................     71,944    34,657
  Net change in unrealized appreciation (depreciation) of investments......................    (69,921)    8,990
                                                                                            ----------  --------

  Net Increase (decrease) in net assets resulting from operations..........................     (5,564)   41,665
                                                                                            ----------  --------

From Contractowners Transactions:
  Payments received from contractowners....................................................    363,019   540,304
  Transfers between Variable Investment Options including guaranteed interest account, net.    132,992   241,880
  Redemptions for contract benefits and terminations.......................................   (146,047)  (28,808)
  Contract maintenance charges.............................................................         --        --
                                                                                            ----------  --------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    349,964   753,376
                                                                                            ----------  --------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         (6)       94
                                                                                            ----------  --------

Net Increase (Decrease) in Net Assets......................................................    344,394   795,135
Net Assets -- Beginning of Year or Period..................................................    812,177    17,042
                                                                                            ----------  --------

Net Assets -- End of Year or Period........................................................ $1,156,571  $812,177
                                                                                            ==========  ========

Changes in Units (000's):
Unit Activity Service Class
  Issued...................................................................................         54        73
  Redeemed.................................................................................        (22)       (3)
                                                                                            ----------  --------
  Net Increase (Decrease)..................................................................         32        70
                                                                                            ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
(j)Units were made available on March 27,2015.
(k)MFS(R) Massachusetts Investors Growth Stock Portfolio replaced MFS(R) Investors Growth Stock Series due to a fund merger on March 27, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                MFS(R) TECHNOLOGY
                                                                                                    PORTFOLIO
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (249,034) $  (180,495)
  Net realized gain (loss) on investments..................................................   1,436,325    1,041,371
  Net change in unrealized appreciation (depreciation) of investments......................     299,968      249,457
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................   1,487,259    1,110,333
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   1,479,712    3,680,918
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,814,118      555,007
  Redemptions for contract benefits and terminations.......................................    (669,892)    (366,307)
  Contract maintenance charges.............................................................      (2,820)      (1,918)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   2,621,118    3,867,700
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................   4,108,377    4,978,033
Net Assets -- Beginning of Year or Period..................................................  15,442,461   10,464,428
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $19,550,838  $15,442,461
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Service Class
  Issued...................................................................................         265          342
  Redeemed.................................................................................        (139)        (137)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         126          205
                                                                                            ===========  ===========

                                                                                                 MFS(R) UTILITIES
                                                                                                      SERIES
                                                                                            -------------------------
                                                                                                2015          2014
                                                                                            ------------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  1,235,705  $   203,183
  Net realized gain (loss) on investments..................................................    3,718,739    2,191,408
  Net change in unrealized appreciation (depreciation) of investments......................  (12,713,621)     126,926
                                                                                            ------------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................   (7,759,177)   2,521,517
                                                                                            ------------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   10,649,226   12,348,647
  Transfers between Variable Investment Options including guaranteed interest account, net.      306,119    6,138,500
  Redemptions for contract benefits and terminations.......................................   (2,404,895)  (1,219,692)
  Contract maintenance charges.............................................................       (4,607)      (3,101)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    8,545,843   17,264,354
                                                                                            ------------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...        1,999           --
                                                                                            ------------  -----------

Net Increase (Decrease) in Net Assets......................................................      788,665   19,785,871
Net Assets -- Beginning of Year or Period..................................................   41,044,877   21,259,006
                                                                                            ------------  -----------

Net Assets -- End of Year or Period........................................................ $ 41,833,542  $41,044,877
                                                                                            ============  ===========

Changes in Units (000's):
Unit Activity Service Class
  Issued...................................................................................        1,024        1,417
  Redeemed.................................................................................         (428)        (255)
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................          596        1,162
                                                                                            ============  ===========

                                                                                                 MFS(R) VALUE
                                                                                                    SERIES
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   30,024  $    5,159
  Net realized gain (loss) on investments..................................................    231,642      45,452
  Net change in unrealized appreciation (depreciation) of investments......................   (354,863)     83,254
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................    (93,197)    133,865
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................  2,379,233   1,775,338
  Transfers between Variable Investment Options including guaranteed interest account, net.  1,090,628     513,157
  Redemptions for contract benefits and terminations.......................................   (152,902)    (47,845)
  Contract maintenance charges.............................................................         --          --
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  3,316,959   2,240,650
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         52         364
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................  3,223,814   2,374,879
Net Assets -- Beginning of Year or Period..................................................  2,475,783     100,904
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $5,699,597  $2,475,783
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Service Class
  Issued...................................................................................        344         229
  Redeemed.................................................................................        (38)        (23)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................        306         206
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                             MULTIMANAGER AGGRESSIVE
                                                                                                     EQUITY*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (169,217) $  (136,118)
  Net realized gain (loss) on investments..................................................     462,021      633,625
  Net change in unrealized appreciation (depreciation) of investments......................    (157,134)     371,287
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................     135,670      868,794
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   3,829,129    2,036,208
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,286,811)    (168,902)
  Redemptions for contract benefits and terminations.......................................    (277,768)    (394,931)
  Contract maintenance charges.............................................................    (189,694)    (161,160)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   2,074,856    1,311,215
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................   2,210,526    2,180,009
Net Assets -- Beginning of Year or Period..................................................  11,082,597    8,902,588
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $13,293,123  $11,082,597
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................         190          149
  Redeemed.................................................................................         (98)        (102)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          92           47
                                                                                            ===========  ===========

                                                                                                   MULTIMANAGER
                                                                                                    CORE BOND*
                                                                                            -------------------------
                                                                                                2015          2014
                                                                                            ------------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    472,229  $   539,036
  Net realized gain (loss) on investments..................................................     (892,110)     360,081
  Net change in unrealized appreciation (depreciation) of investments......................   (1,092,014)     958,728
                                                                                            ------------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................   (1,511,895)   1,857,845
                                                                                            ------------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   12,136,874   11,378,151
  Transfers between Variable Investment Options including guaranteed interest account, net.    5,235,748      122,772
  Redemptions for contract benefits and terminations.......................................   (5,525,233)  (3,477,180)
  Contract maintenance charges.............................................................   (1,990,414)  (1,679,468)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    9,856,975    6,344,275
                                                                                            ------------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          699        3,250
                                                                                            ------------  -----------

Net Increase (Decrease) in Net Assets......................................................    8,345,779    8,205,370
Net Assets -- Beginning of Year or Period..................................................   97,870,116   89,664,746
                                                                                            ------------  -----------

Net Assets -- End of Year or Period........................................................ $106,215,895  $97,870,116
                                                                                            ============  ===========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................        1,911        1,739
  Redeemed.................................................................................       (1,184)      (1,257)
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................          727          482
                                                                                            ============  ===========

                                                                                              MULTIMANAGER MID CAP
                                                                                                     GROWTH*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (223,825) $  (176,450)
  Net realized gain (loss) on investments..................................................   1,126,816    1,432,577
  Net change in unrealized appreciation (depreciation) of investments......................  (1,480,144)    (791,082)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................    (577,153)     465,045
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   2,981,545    2,390,839
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,160,330      585,727
  Redemptions for contract benefits and terminations.......................................    (438,880)    (384,273)
  Contract maintenance charges.............................................................    (207,297)    (179,517)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   3,495,698    2,412,776
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................   2,918,545    2,877,821
Net Assets -- Beginning of Year or Period..................................................  13,571,359   10,693,538
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $16,489,904  $13,571,359
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................         306          199
  Redeemed.................................................................................        (135)         (71)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         171          128
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                 MULTIMANAGER
                                                                                                MID CAP VALUE*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (71,879) $  (79,381)
  Net realized gain (loss) on investments..................................................    302,942     272,516
  Net change in unrealized appreciation (depreciation) of investments......................   (926,739)    126,339
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................   (695,676)    319,474
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................  1,347,341   1,880,739
  Transfers between Variable Investment Options including guaranteed interest account, net.    (44,655)    128,340
  Redemptions for contract benefits and terminations.......................................   (287,745)   (279,527)
  Contract maintenance charges.............................................................   (131,520)   (103,612)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    883,421   1,625,940
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         --          --
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................    187,745   1,945,414
Net Assets -- Beginning of Year or Period..................................................  9,232,645   7,287,231
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $9,420,390  $9,232,645
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................         88         125
  Redeemed.................................................................................        (48)        (45)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         40          80
                                                                                            ==========  ==========
Unit Activity Class S Shares
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

                                                                                                  MULTIMANAGER
                                                                                                  TECHNOLOGY*
                                                                                            -----------------------
                                                                                                2015        2014
                                                                                            -----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (169,849) $ (116,852)
  Net realized gain (loss) on investments..................................................   1,532,672   1,138,609
  Net change in unrealized appreciation (depreciation) of investments......................    (802,907)    (91,402)
                                                                                            -----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................     559,916     930,355
                                                                                            -----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   5,232,328   1,742,754
  Transfers between Variable Investment Options including guaranteed interest account, net.     282,148    (175,187)
  Redemptions for contract benefits and terminations.......................................    (360,095)   (195,427)
  Contract maintenance charges.............................................................    (164,082)   (133,201)
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   4,990,299   1,238,939
                                                                                            -----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          70          --
                                                                                            -----------  ----------

Net Increase (Decrease) in Net Assets......................................................   5,550,285   2,169,294
Net Assets -- Beginning of Year or Period..................................................   9,451,312   7,282,018
                                                                                            -----------  ----------

Net Assets -- End of Year or Period........................................................ $15,001,597  $9,451,312
                                                                                            ===========  ==========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................         546         210
  Redeemed.................................................................................        (129)       (119)
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................         417          91
                                                                                            ===========  ==========
Unit Activity Class S Shares
  Issued...................................................................................          --          --
  Redeemed.................................................................................          --          --
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................          --          --
                                                                                            ===========  ==========

                                                                                              NEUBERGER BERMAN
                                                                                            ABSOLUTE RETURN MULTI-
                                                                                            MANAGER PORTFOLIO(a)
                                                                                            --------------------
                                                                                               2015        2014
                                                                                            ----------   --------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (15,638)  $ (1,980)
  Net realized gain (loss) on investments..................................................     18,598          6
  Net change in unrealized appreciation (depreciation) of investments......................   (102,975)     3,946
                                                                                            ----------   --------

  Net Increase (decrease) in net assets resulting from operations..........................   (100,015)     1,972
                                                                                            ----------   --------

From Contractowners Transactions:
  Payments received from contractowners....................................................  1,010,641    288,521
  Transfers between Variable Investment Options including guaranteed interest account, net.    170,093    362,894
  Redemptions for contract benefits and terminations.......................................   (174,287)   (22,598)
  Contract maintenance charges.............................................................        (58)        --
                                                                                            ----------   --------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  1,006,389    628,817
                                                                                            ----------   --------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         12         25
                                                                                            ----------   --------

Net Increase (Decrease) in Net Assets......................................................    906,386    630,814
Net Assets -- Beginning of Year or Period..................................................    630,814         --
                                                                                            ----------   --------

Net Assets -- End of Year or Period........................................................ $1,537,200   $630,814
                                                                                            ==========   ========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................         --         --
  Redeemed.................................................................................         --         --
                                                                                            ----------   --------
  Net Increase (Decrease)..................................................................         --         --
                                                                                            ==========   ========
Unit Activity Class S Shares
  Issued...................................................................................        147         68
  Redeemed.................................................................................        (45)        (3)
                                                                                            ----------   --------
  Net Increase (Decrease)..................................................................        102         65
                                                                                            ==========   ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on June 13, 2014.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                        NEUBERGER BERMAN
                                                                                          INTERNATIONAL
                                                                                             EQUITY
                                                                                          PORTFOLIO(a)
                                                                                      --------------------
                                                                                         2015       2014
                                                                                      ----------  --------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $   (3,183) $ (1,021)
 Net realized gain (loss) on investments.............................................      7,621    (3,596)
 Net change in unrealized appreciation (depreciation) of investments.................    (61,552)  (10,796)
                                                                                      ----------  --------

 Net Increase (decrease) in net assets resulting from operations.....................    (57,114)  (15,413)
                                                                                      ----------  --------

From Contractowners Transactions:
 Payments received from contractowners...............................................  1,218,054   671,410
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................    534,596   116,459
 Redemptions for contract benefits and terminations..................................    (40,197)   (6,010)
 Contract maintenance charges........................................................       (115)       --
                                                                                      ----------  --------

 Net increase (decrease) in net assets resulting from contractowner transactions.....  1,712,338   781,859
                                                                                      ----------  --------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account
   No. 70............................................................................        326        --
                                                                                      ----------  --------

Net Increase (Decrease) in Net Assets................................................  1,655,550   766,446
Net Assets -- Beginning of Year or Period............................................    766,446        --
                                                                                      ----------  --------

Net Assets -- End of Year or Period.................................................. $2,421,996  $766,446
                                                                                      ==========  ========

Changes in Units (000's):
Unit Activity Advisor Class
 Issued..............................................................................         --        --
 Redeemed............................................................................         --        --
                                                                                      ----------  --------
 Net Increase (Decrease).............................................................         --        --
                                                                                      ==========  ========

Unit Activity Class S Shares
 Issued..............................................................................        188        88
 Redeemed............................................................................        (12)       (5)
                                                                                      ----------  --------
 Net Increase (Decrease).............................................................        176        83
                                                                                      ==========  ========

                                                                                                PIMCO
                                                                                       COMMODITYREALRETURN(R)
                                                                                         STRATEGY PORTFOLIO
                                                                                      ------------------------
                                                                                          2015         2014
                                                                                      -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $   528,794  $  (256,325)
 Net realized gain (loss) on investments.............................................  (2,267,468)  (1,076,609)
 Net change in unrealized appreciation (depreciation) of investments.................  (3,787,950)  (3,389,817)
                                                                                      -----------  -----------

 Net Increase (decrease) in net assets resulting from operations.....................  (5,526,624)  (4,722,751)
                                                                                      -----------  -----------

From Contractowners Transactions:
 Payments received from contractowners...............................................   2,280,637    4,310,946
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................     633,021      674,513
 Redemptions for contract benefits and terminations..................................    (773,315)    (894,945)
 Contract maintenance charges........................................................      (2,415)      (2,800)
                                                                                      -----------  -----------

 Net increase (decrease) in net assets resulting from contractowner transactions.....   2,137,928    4,087,714
                                                                                      -----------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account
   No. 70............................................................................          --           --
                                                                                      -----------  -----------

Net Increase (Decrease) in Net Assets................................................  (3,388,696)    (635,037)
Net Assets -- Beginning of Year or Period............................................  18,981,114   19,616,151
                                                                                      -----------  -----------

Net Assets -- End of Year or Period.................................................. $15,592,418  $18,981,114
                                                                                      ===========  ===========

Changes in Units (000's):
Unit Activity Advisor Class
 Issued..............................................................................         637          691
 Redeemed............................................................................        (354)        (291)
                                                                                      -----------  -----------
 Net Increase (Decrease).............................................................         283          400
                                                                                      ===========  ===========

Unit Activity Class S Shares
 Issued..............................................................................          --           --
 Redeemed............................................................................          --           --
                                                                                      -----------  -----------
 Net Increase (Decrease).............................................................          --           --
                                                                                      ===========  ===========


                                                                                       PIMCO EMERGING MARKETS
                                                                                           BOND PORTFOLIO
                                                                                      ------------------------
                                                                                          2015         2014
                                                                                      -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $   720,991  $   701,147
 Net realized gain (loss) on investments.............................................    (488,310)     124,307
 Net change in unrealized appreciation (depreciation) of investments.................    (936,822)    (950,167)
                                                                                      -----------  -----------

 Net Increase (decrease) in net assets resulting from operations.....................    (704,141)    (124,713)
                                                                                      -----------  -----------

From Contractowners Transactions:
 Payments received from contractowners...............................................   1,133,794    3,645,754
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................  (1,288,304)    (743,865)
 Redemptions for contract benefits and terminations..................................  (1,077,350)    (760,935)
 Contract maintenance charges........................................................      (2,642)      (2,553)
                                                                                      -----------  -----------

 Net increase (decrease) in net assets resulting from contractowner transactions.....  (1,234,502)   2,138,401
                                                                                      -----------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account
   No. 70............................................................................         352         (231)
                                                                                      -----------  -----------

Net Increase (Decrease) in Net Assets................................................  (1,938,291)   2,013,457
Net Assets -- Beginning of Year or Period............................................  19,599,276   17,585,819
                                                                                      -----------  -----------

Net Assets -- End of Year or Period.................................................. $17,660,985  $19,599,276
                                                                                      ===========  ===========

Changes in Units (000's):
Unit Activity Advisor Class
 Issued..............................................................................         212          521
 Redeemed............................................................................        (308)        (337)
                                                                                      -----------  -----------
 Net Increase (Decrease).............................................................         (96)         184
                                                                                      ===========  ===========

Unit Activity Class S Shares
 Issued..............................................................................          --           --
 Redeemed............................................................................          --           --
                                                                                      -----------  -----------
 Net Increase (Decrease).............................................................          --           --
                                                                                      ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
(a)Units were made available on June 13, 2014.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                             PIMCO               PIMCO
                                                                                          GLOBAL BOND     GLOBAL MULTI-ASSET
                                                                                           PORTFOLIO      MANAGED ALLOCATION
                                                                                          (UNHEDGED)           PORTFOLIO
                                                                                      ------------------  ------------------
                                                                                        2015      2014      2015      2014
                                                                                      --------  --------  --------  --------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $  3,642  $  3,237  $  8,615  $  1,537
 Net realized gain (loss) on investments.............................................  (19,772)   15,939       145       861
 Net change in unrealized appreciation (depreciation) of investments.................  (23,092)  (35,281)  (35,307)   (2,270)
                                                                                      --------  --------  --------  --------

 Net Increase (decrease) in net assets resulting from operations.....................  (39,222)  (16,105)  (26,547)      128
                                                                                      --------  --------  --------  --------

From Contractowners Transactions:
 Payments received from contractowners...............................................  346,300   371,712   290,270    29,385
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................   90,575   171,869   431,411    80,404
 Redemptions for contract benefits and terminations..................................  (13,444)   (7,029)   (9,194)   (1,231)
 Contract maintenance charges........................................................       --        --        --        --
                                                                                      --------  --------  --------  --------

 Net increase (decrease) in net assets resulting from contractowner transactions.....  423,431   536,552   712,487   108,558
                                                                                      --------  --------  --------  --------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account
   No. 70............................................................................       11       (17)       --       151
                                                                                      --------  --------  --------  --------

Net Increase (Decrease) in Net Assets................................................  384,220   520,430   685,940   108,837
Net Assets -- Beginning of Year or Period............................................  553,593    33,163   108,837        --
                                                                                      --------  --------  --------  --------

Net Assets -- End of Year or Period.................................................. $937,813  $553,593  $794,777  $108,837
                                                                                      ========  ========  ========  ========

Changes in Units (000's):
Unit Activity Advisor Class
 Issued..............................................................................       64        57        71        13
 Redeemed............................................................................      (19)       (3)       (2)       (3)
                                                                                      --------  --------  --------  --------
 Net Increase (Decrease).............................................................       45        54        69        10
                                                                                      ========  ========  ========  ========


                                                                                                PIMCO
                                                                                        REAL RETURN PORTFOLIO
                                                                                      ------------------------
                                                                                          2015         2014
                                                                                      -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $ 1,601,678  $  (111,033)
 Net realized gain (loss) on investments.............................................  (1,341,404)  (1,466,844)
 Net change in unrealized appreciation (depreciation) of investments.................  (3,006,707)   2,467,619
                                                                                      -----------  -----------

 Net Increase (decrease) in net assets resulting from operations.....................  (2,746,433)     889,742
                                                                                      -----------  -----------

From Contractowners Transactions:
 Payments received from contractowners...............................................   5,673,138    9,615,899
 Transfers between Variable Investment Options including guaranteed interest account, net......................................................................  (6,383,108)  (4,464,734)
 Redemptions for contract benefits and terminations..................................  (3,004,867)  (2,875,658)
 Contract maintenance charges........................................................      (9,619)      (9,212)
                                                                                      -----------  -----------

 Net increase (decrease) in net assets resulting from contractowner transactions.....  (3,724,456)   2,266,295
                                                                                      -----------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account
   No. 70............................................................................          --        5,440
                                                                                      -----------  -----------

Net Increase (Decrease) in Net Assets................................................  (6,470,889)   3,161,477
Net Assets -- Beginning of Year or Period............................................  67,221,061   64,059,584
                                                                                      -----------  -----------

Net Assets -- End of Year or Period.................................................. $60,750,172  $67,221,061
                                                                                      ===========  ===========

Changes in Units (000's):
Unit Activity Advisor Class
 Issued..............................................................................         697        1,399
 Redeemed............................................................................      (1,035)      (1,207)
                                                                                      -----------  -----------
 Net Increase (Decrease).............................................................        (338)         192
                                                                                      ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                 PIMCO
                                                                                             TOTAL RETURN
                                                                                               PORTFOLIO
                                                                                      --------------------------
                                                                                          2015          2014
                                                                                      ------------  ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $  4,852,295  $    859,320
 Net realized gain (loss) on investments.............................................    1,143,057      (522,142)
 Net change in unrealized appreciation (depreciation) of investments.................   (7,526,900)    2,921,919
                                                                                      ------------  ------------

 Net Increase (decrease) in net assets resulting from operations.....................   (1,531,548)    3,259,097
                                                                                      ------------  ------------

From Contractowners Transactions:
 Payments received from contractowners...............................................   22,153,599    25,376,622
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................   (6,470,944)   (8,911,002)
 Redemptions for contract benefits and terminations..................................   (7,187,881)   (6,362,237)
 Contract maintenance charges........................................................      (17,425)      (15,715)
                                                                                      ------------  ------------

 Net increase (decrease) in net assets resulting from contractowner transactions.....    8,477,349    10,087,668
                                                                                      ------------  ------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account
   No. 70............................................................................        2,201           766
                                                                                      ------------  ------------

Net Increase (Decrease) in Net Assets................................................    6,948,002    13,347,531
Net Assets -- Beginning of Year or Period............................................  132,248,998   118,901,467
                                                                                      ------------  ------------

Net Assets -- End of Year or Period.................................................. $139,197,000  $132,248,998
                                                                                      ============  ============

Changes in Units (000's):
Unit Activity Advisor Class
 Issued..............................................................................        3,872         3,171
 Redeemed............................................................................       (3,088)       (2,235)
                                                                                      ------------  ------------
 Net Increase (Decrease).............................................................          784           936
                                                                                      ============  ============
Unit Activity Common Shares
 Issued..............................................................................           --            --
 Redeemed............................................................................           --            --
                                                                                      ------------  ------------
 Net Increase (Decrease).............................................................           --            --
                                                                                      ============  ============


                                                                                        PROFUND VP BEAR
                                                                                      -------------------
                                                                                        2015       2014
                                                                                      --------  ---------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $ (4,101) $  (7,807)
 Net realized gain (loss) on investments.............................................  (74,019)  (122,981)
 Net change in unrealized appreciation (depreciation) of investments.................   58,743     48,276
                                                                                      --------  ---------

 Net Increase (decrease) in net assets resulting from operations.....................  (19,377)   (82,512)
                                                                                      --------  ---------

From Contractowners Transactions:
 Payments received from contractowners...............................................   14,321     14,333
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................     (395)     2,191
 Redemptions for contract benefits and terminations..................................  (89,192)   (29,756)
 Contract maintenance charges........................................................      (86)       (65)
                                                                                      --------  ---------

 Net increase (decrease) in net assets resulting from contractowner transactions.....  (75,352)   (13,297)
                                                                                      --------  ---------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account
   No. 70............................................................................       --         --
                                                                                      --------  ---------

Net Increase (Decrease) in Net Assets................................................  (94,729)   (95,809)
Net Assets -- Beginning of Year or Period............................................  338,663    434,472
                                                                                      --------  ---------

Net Assets -- End of Year or Period.................................................. $243,934  $ 338,663
                                                                                      ========  =========

Changes in Units (000's):
Unit Activity Advisor Class
 Issued..............................................................................       --         --
 Redeemed............................................................................       --         --
                                                                                      --------  ---------
 Net Increase (Decrease).............................................................       --         --
                                                                                      ========  =========
Unit Activity Common Shares
 Issued..............................................................................        8        450
 Redeemed............................................................................      (30)      (457)
                                                                                      --------  ---------
 Net Increase (Decrease).............................................................      (22)        (7)
                                                                                      ========  =========


                                                                                      PROFUND VP BIOTECHNOLOGY
                                                                                      ------------------------
                                                                                          2015         2014
                                                                                      -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)........................................................ $  (741,958) $  (423,611)
 Net realized gain (loss) on investments.............................................   4,588,500    4,713,980
 Net change in unrealized appreciation (depreciation) of investments.................  (3,804,914)   2,977,021
                                                                                      -----------  -----------

 Net Increase (decrease) in net assets resulting from operations.....................      41,628    7,267,390
                                                                                      -----------  -----------

From Contractowners Transactions:
 Payments received from contractowners...............................................  12,703,812    9,727,027
 Transfers between Variable Investment Options including guaranteed interest
   account, net......................................................................   5,247,228    1,561,875
 Redemptions for contract benefits and terminations..................................  (1,786,633)    (724,198)
 Contract maintenance charges........................................................      (4,864)      (2,513)
                                                                                      -----------  -----------

 Net increase (decrease) in net assets resulting from contractowner transactions.....  16,159,543   10,562,191
                                                                                      -----------  -----------

 Net increase (decrease) in amount retained by AXA Equitable in Separate Account
   No. 70............................................................................          --           --
                                                                                      -----------  -----------

Net Increase (Decrease) in Net Assets................................................  16,201,171   17,829,581
Net Assets -- Beginning of Year or Period............................................  40,205,661   22,376,080
                                                                                      -----------  -----------

Net Assets -- End of Year or Period.................................................. $56,406,832  $40,205,661
                                                                                      ===========  ===========

Changes in Units (000's):
Unit Activity Advisor Class
 Issued..............................................................................          --           --
 Redeemed............................................................................          --           --
                                                                                      -----------  -----------
 Net Increase (Decrease).............................................................          --           --
                                                                                      ===========  ===========
Unit Activity Common Shares
 Issued..............................................................................         685          623
 Redeemed............................................................................        (215)        (265)
                                                                                      -----------  -----------
 Net Increase (Decrease).............................................................         470          358
                                                                                      ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                             PUTNAM VT ABSOLUTE
                                                                                               RETURN 500 FUND
                                                                                            --------------------
                                                                                               2015       2014
                                                                                            ----------  --------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (12,743) $ (2,595)
  Net realized gain (loss) on investments..................................................     15,676     1,565
  Net change in unrealized appreciation (depreciation) of investments......................    (33,071)   10,253
                                                                                            ----------  --------

  Net Increase (decrease) in net assets resulting from operations..........................    (30,138)    9,223
                                                                                            ----------  --------

From Contractowners Transactions:
  Payments received from contractowners....................................................    816,249   392,947
  Transfers between Variable Investment Options including guaranteed interest account, net.    550,501   241,761
  Redemptions for contract benefits and terminations.......................................   (333,369)  (22,184)
  Contract maintenance charges.............................................................         --        --
                                                                                            ----------  --------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  1,033,381   612,524
                                                                                            ----------  --------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         16       400
                                                                                            ----------  --------

Net Increase (Decrease) in Net Assets......................................................  1,003,259   622,147
Net Assets -- Beginning of Year or Period..................................................    623,425     1,278
                                                                                            ----------  --------

Net Assets -- End of Year or Period........................................................ $1,626,684  $623,425
                                                                                            ==========  ========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................        164        72
  Redeemed.................................................................................        (63)      (12)
                                                                                            ----------  --------
  Net Increase (Decrease)..................................................................        101        60
                                                                                            ==========  ========

                                                                                             PUTNAM VT DIVERSIFIED
                                                                                                INCOME FUND(a)
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  195,330  $   (5,118)
  Net realized gain (loss) on investments..................................................   (137,553)     (4,771)
  Net change in unrealized appreciation (depreciation) of investments......................   (192,715)    (25,475)
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................   (134,938)    (35,364)
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................  2,135,545   1,468,258
  Transfers between Variable Investment Options including guaranteed interest account, net.    924,608     607,351
  Redemptions for contract benefits and terminations.......................................   (121,213)    (29,787)
  Contract maintenance charges.............................................................       (127)         (5)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  2,938,813   2,045,817
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...        113          99
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................  2,803,988   2,010,552
Net Assets -- Beginning of Year or Period..................................................  2,010,552          --
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $4,814,540  $2,010,552
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................        445         246
  Redeemed.................................................................................       (137)        (37)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................        308         209
                                                                                            ==========  ==========

                                                                                            PUTNAM VT GLOBAL ASSET
                                                                                              ALLOCATION FUND(n)
                                                                                            ----------------------
                                                                                                     2015
                                                                                            ----------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss).............................................................       $   (2,963)
  Net realized gain (loss) on investments..................................................              119
  Net change in unrealized appreciation (depreciation) of investments......................            4,425
                                                                                                  ----------

  Net Increase (decrease) in net assets resulting from operations..........................            1,581
                                                                                                  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................          365,378
  Transfers between Variable Investment Options including guaranteed interest account, net.          837,101
  Redemptions for contract benefits and terminations.......................................           (6,203)
  Contract maintenance charges.............................................................               --
                                                                                                  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........        1,196,276
                                                                                                  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...               37
                                                                                                  ----------

Net Increase (Decrease) in Net Assets......................................................        1,197,894
Net Assets -- Beginning of Year or Period..................................................               --
                                                                                                  ----------

Net Assets -- End of Year or Period........................................................       $1,197,894
                                                                                                  ==========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................              122
  Redeemed.................................................................................               --
                                                                                                  ----------
  Net Increase (Decrease)..................................................................              122
                                                                                                  ==========

-----------
The accompanying notes are an integral part of these financial statements.
(a)Units were made available on June 13, 2014.
(n)Units were made available July 20, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                            PUTNAM VT RESEARCH
                                                                                                 FUND(n)
                                                                                            ------------------
                                                                                                   2015
                                                                                            ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss).............................................................      $   (18)
  Net realized gain (loss) on investments..................................................           --
  Net change in unrealized appreciation (depreciation) of investments......................          291
                                                                                                 -------

  Net Increase (decrease) in net assets resulting from operations..........................          273
                                                                                                 -------

From Contractowners Transactions:
  Payments received from contractowners....................................................       14,563
  Transfers between Variable Investment Options including guaranteed interest account, net.           --
  Redemptions for contract benefits and terminations.......................................           --
  Contract maintenance charges.............................................................           --
                                                                                                 -------

  Net increase (decrease) in net assets resulting from contractowner transactions..........       14,563
                                                                                                 -------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...           --
                                                                                                 -------

Net Increase (Decrease) in Net Assets......................................................       14,836
Net Assets -- Beginning of Year or Period..................................................           --
                                                                                                 -------

Net Assets -- End of Year or Period........................................................      $14,836
                                                                                                 =======

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................            1
                                                                                                 -------
  Net Increase (Decrease)..................................................................            1
                                                                                                 =======
Unit Activity Class II
  Issued...................................................................................           --
  Redeemed.................................................................................           --
                                                                                                 -------
  Net Increase (Decrease)..................................................................           --
                                                                                                 =======
Unit Activity Class III
  Issued...................................................................................           --
  Redeemed.................................................................................           --
                                                                                                 -------
  Net Increase (Decrease)..................................................................           --
                                                                                                 =======

                                                                                            QS LEGG MASON DYNAMIC
                                                                                             MULTI-STRATEGY VIT
                                                                                                PORTFOLIO(a)
                                                                                            --------------------
                                                                                               2015       2014
                                                                                            ----------  --------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  (17,750) $  6,505
  Net realized gain (loss) on investments..................................................     (8,964)       91
  Net change in unrealized appreciation (depreciation) of investments......................   (284,155)   (4,172)
                                                                                            ----------  --------

  Net Increase (decrease) in net assets resulting from operations..........................   (310,869)    2,424
                                                                                            ----------  --------

From Contractowners Transactions:
  Payments received from contractowners....................................................  2,045,111   550,466
  Transfers between Variable Investment Options including guaranteed interest account, net.  1,316,218   151,945
  Redemptions for contract benefits and terminations.......................................   (131,761)       --
  Contract maintenance charges.............................................................       (274)       --
                                                                                            ----------  --------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  3,229,294   702,411
                                                                                            ----------  --------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...        100        24
                                                                                            ----------  --------

Net Increase (Decrease) in Net Assets......................................................  2,918,525   704,859
Net Assets -- Beginning of Year or Period..................................................    704,859        --
                                                                                            ----------  --------

Net Assets -- End of Year or Period........................................................ $3,623,384  $704,859
                                                                                            ==========  ========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................         --        --
                                                                                            ----------  --------
  Net Increase (Decrease)..................................................................         --        --
                                                                                            ==========  ========
Unit Activity Class II
  Issued...................................................................................        453        87
  Redeemed.................................................................................       (135)      (17)
                                                                                            ----------  --------
  Net Increase (Decrease)..................................................................        318        70
                                                                                            ==========  ========
Unit Activity Class III
  Issued...................................................................................         --        --
  Redeemed.................................................................................         --        --
                                                                                            ----------  --------
  Net Increase (Decrease)..................................................................         --        --
                                                                                            ==========  ========

                                                                                            SEI VP BALANCED STRATEGY
                                                                                                     FUND
                                                                                            ----------------------
                                                                                               2015         2014
                                                                                            ----------   ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   22,689   $   39,910
  Net realized gain (loss) on investments..................................................     43,977        6,995
  Net change in unrealized appreciation (depreciation) of investments......................   (323,509)     (42,075)
                                                                                            ----------   ----------

  Net Increase (decrease) in net assets resulting from operations..........................   (256,843)       4,830
                                                                                            ----------   ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................  2,796,898    1,813,199
  Transfers between Variable Investment Options including guaranteed interest account, net.    475,075      461,032
  Redemptions for contract benefits and terminations.......................................   (209,109)     (25,740)
  Contract maintenance charges.............................................................         --           --
                                                                                            ----------   ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  3,062,864    2,248,491
                                                                                            ----------   ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         --           (5)
                                                                                            ----------   ----------

Net Increase (Decrease) in Net Assets......................................................  2,806,021    2,253,316
Net Assets -- Beginning of Year or Period..................................................  2,275,870       22,554
                                                                                            ----------   ----------

Net Assets -- End of Year or Period........................................................ $5,081,891   $2,275,870
                                                                                            ==========   ==========

Changes in Units (000's):
Unit Activity Class B
  Issued...................................................................................         --           --
                                                                                            ----------   ----------
  Net Increase (Decrease)..................................................................         --           --
                                                                                            ==========   ==========
Unit Activity Class II
  Issued...................................................................................         --           --
  Redeemed.................................................................................         --           --
                                                                                            ----------   ----------
  Net Increase (Decrease)..................................................................         --           --
                                                                                            ==========   ==========
Unit Activity Class III
  Issued...................................................................................        332          238
  Redeemed.................................................................................        (35)         (20)
                                                                                            ----------   ----------
  Net Increase (Decrease)..................................................................        297          218
                                                                                            ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
(a)Units were made available on June 13, 2014.
(n)Units were made available July 20, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                              SEI VP CONSERVATIVE
                                                                                                 STRATEGY FUND
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   39,635  $   44,059
  Net realized gain (loss) on investments..................................................     59,929       9,567
  Net change in unrealized appreciation (depreciation) of investments......................   (246,414)    (29,697)
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................   (146,850)     23,929
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................  4,278,873   4,082,464
  Transfers between Variable Investment Options including guaranteed interest account, net.     71,026     897,650
  Redemptions for contract benefits and terminations.......................................   (482,500)   (239,844)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  3,867,399   4,740,270
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         --         140
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................  3,720,549   4,764,339
Net Assets -- Beginning of Year or Period..................................................  5,088,822     324,483
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $8,809,371  $5,088,822
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Class III
  Issued...................................................................................        499         496
  Redeemed.................................................................................       (119)        (27)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................        380         469
                                                                                            ==========  ==========

                                                                                             SEI VP MARKET GROWTH
                                                                                                 STRATEGY FUND
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    2,930  $   87,033
  Net realized gain (loss) on investments..................................................    118,555      15,234
  Net change in unrealized appreciation (depreciation) of investments......................   (487,446)    (42,941)
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................   (365,961)     59,326
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................  2,252,783   3,987,457
  Transfers between Variable Investment Options including guaranteed interest account, net.    184,720     435,385
  Redemptions for contract benefits and terminations.......................................   (287,083)    (21,727)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  2,150,420   4,401,115
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          6         675
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................  1,784,465   4,461,116
Net Assets -- Beginning of Year or Period..................................................  4,910,821     449,705
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $6,695,286  $4,910,821
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Class III
  Issued...................................................................................        267         459
  Redeemed.................................................................................        (59)        (29)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................        208         430
                                                                                            ==========  ==========

                                                                                              SEI VP MARKET PLUS
                                                                                                STRATEGY FUND
                                                                                            ---------------------
                                                                                               2015        2014
                                                                                            ----------  ---------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   (3,308) $  17,222
  Net realized gain (loss) on investments..................................................     20,580     20,057
  Net change in unrealized appreciation (depreciation) of investments......................    (99,574)   (12,329)
                                                                                            ----------  ---------

  Net Increase (decrease) in net assets resulting from operations..........................    (82,302)    24,950
                                                                                            ----------  ---------

From Contractowners Transactions:
  Payments received from contractowners....................................................    637,097    372,360
  Transfers between Variable Investment Options including guaranteed interest account, net.     12,629    531,959
  Redemptions for contract benefits and terminations.......................................    (62,934)  (246,195)
                                                                                            ----------  ---------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    586,792    658,124
                                                                                            ----------  ---------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         --        474
                                                                                            ----------  ---------

Net Increase (Decrease) in Net Assets......................................................    504,490    683,548
Net Assets -- Beginning of Year or Period..................................................    992,216    308,668
                                                                                            ----------  ---------

Net Assets -- End of Year or Period........................................................ $1,496,706  $ 992,216
                                                                                            ==========  =========

Changes in Units (000's):
Unit Activity Class III
  Issued...................................................................................        122        104
  Redeemed.................................................................................        (65)       (40)
                                                                                            ----------  ---------
  Net Increase (Decrease)..................................................................         57         64
                                                                                            ==========  =========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                SEI VP MODERATE
                                                                                                 STRATEGY FUND
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   68,607  $   85,678
  Net realized gain (loss) on investments..................................................     81,772       8,260
  Net change in unrealized appreciation (depreciation) of investments......................   (343,086)    (45,107)
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................   (192,707)     48,831
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................  4,231,397   2,177,847
  Transfers between Variable Investment Options including guaranteed interest account, net.    327,921   1,720,819
  Redemptions for contract benefits and terminations.......................................   (311,617)    (63,259)
  Contract maintenance charges.............................................................         --          --
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  4,247,701   3,835,407
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         --         (26)
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................  4,054,994   3,884,212
Net Assets -- Beginning of Year or Period..................................................  4,222,538     338,326
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $8,277,532  $4,222,538
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Class II
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

Unit Activity Class III
  Issued...................................................................................        506         377
  Redeemed.................................................................................        (86)         (4)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................        420         373
                                                                                            ==========  ==========

                                                                                                 T. ROWE PRICE
                                                                                                 EQUITY INCOME
                                                                                                 PORTFOLIO-II
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    9,761  $    4,011
  Net realized gain (loss) on investments..................................................     68,042       2,735
  Net change in unrealized appreciation (depreciation) of investments......................   (248,669)     37,801
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................   (170,866)     44,547
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................    947,846   1,416,809
  Transfers between Variable Investment Options including guaranteed interest account, net.     22,169     264,201
  Redemptions for contract benefits and terminations.......................................   (171,722)    (61,637)
  Contract maintenance charges.............................................................         --          --
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    798,293   1,619,373
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...        124          88
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................    627,551   1,664,008
Net Assets -- Beginning of Year or Period..................................................  1,783,347     119,339
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $2,410,898  $1,783,347
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Class II
  Issued...................................................................................        131         161
  Redeemed.................................................................................        (52)         (9)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         79         152
                                                                                            ==========  ==========

Unit Activity Class III
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

                                                                                                  T. ROWE PRICE
                                                                                            HEALTH SCIENCES PORTFOLIO-II
                                                                                            ---------------------------
                                                                                                2015           2014
                                                                                            ------------   -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $ (1,531,480)  $  (755,630)
  Net realized gain (loss) on investments..................................................   14,487,492     8,795,318
  Net change in unrealized appreciation (depreciation) of investments......................   (5,347,224)    6,257,655
                                                                                            ------------   -----------

  Net Increase (decrease) in net assets resulting from operations..........................    7,608,788    14,297,343
                                                                                            ------------   -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   33,652,750    19,436,256
  Transfers between Variable Investment Options including guaranteed interest account, net.   14,354,754     4,876,333
  Redemptions for contract benefits and terminations.......................................   (4,070,531)   (1,849,361)
  Contract maintenance charges.............................................................      (10,269)       (5,211)
                                                                                            ------------   -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   43,926,704    22,458,017
                                                                                            ------------   -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...        1,302         1,499
                                                                                            ------------   -----------

Net Increase (Decrease) in Net Assets......................................................   51,536,794    36,756,859
Net Assets -- Beginning of Year or Period..................................................   76,000,426    39,243,567
                                                                                            ------------   -----------

Net Assets -- End of Year or Period........................................................ $127,537,220   $76,000,426
                                                                                            ============   ===========

Changes in Units (000's):
Unit Activity Class II
  Issued...................................................................................        2,083         1,402
  Redeemed.................................................................................         (398)         (354)
                                                                                            ------------   -----------
  Net Increase (Decrease)..................................................................        1,685         1,048
                                                                                            ============   ===========

Unit Activity Class III
  Issued...................................................................................           --            --
  Redeemed.................................................................................           --            --
                                                                                            ------------   -----------
  Net Increase (Decrease)..................................................................           --            --
                                                                                            ============   ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                   TEMPLETON
                                                                                                   DEVELOPING
                                                                                                MARKETS VIP FUND
                                                                                            -----------------------
                                                                                                2015        2014
                                                                                            -----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $    51,906  $    3,893
  Net realized gain (loss) on investments..................................................     636,250    (218,605)
  Net change in unrealized appreciation (depreciation) of investments......................  (2,540,272)   (677,703)
                                                                                            -----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................  (1,852,116)   (892,415)
                                                                                            -----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................   1,204,190   1,790,424
  Transfers between Variable Investment Options including guaranteed interest account, net.     343,128    (836,182)
  Redemptions for contract benefits and terminations.......................................    (344,905)   (363,508)
  Contract maintenance charges.............................................................      (1,292)     (1,225)
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   1,201,121     589,509
                                                                                            -----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...          --          --
                                                                                            -----------  ----------

Net Increase (Decrease) in Net Assets......................................................    (650,995)   (302,906)
Net Assets -- Beginning of Year or Period..................................................   8,209,524   8,512,430
                                                                                            -----------  ----------

Net Assets -- End of Year or Period........................................................ $ 7,558,529  $8,209,524
                                                                                            ===========  ==========

Changes in Units (000's):
Unit Activity Class 2
  Issued...................................................................................         359         350
  Redeemed.................................................................................        (224)       (297)
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................         135          53
                                                                                            ===========  ==========

                                                                                                    TEMPLETON
                                                                                                FOREIGN VIP FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   205,697  $    35,957
  Net realized gain (loss) on investments..................................................     335,375      290,811
  Net change in unrealized appreciation (depreciation) of investments......................  (1,395,950)  (1,623,813)
                                                                                            -----------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................    (854,878)  (1,297,045)
                                                                                            -----------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................     687,739    2,443,189
  Transfers between Variable Investment Options including guaranteed interest account, net.     474,542     (146,571)
  Redemptions for contract benefits and terminations.......................................    (426,000)    (298,269)
  Contract maintenance charges.............................................................      (1,307)      (1,142)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     734,974    1,997,207
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...      10,367           --
                                                                                            -----------  -----------

Net Increase (Decrease) in Net Assets......................................................    (109,537)     700,162
Net Assets -- Beginning of Year or Period..................................................   9,634,325    8,934,163
                                                                                            -----------  -----------

Net Assets -- End of Year or Period........................................................ $ 9,524,788  $ 9,634,325
                                                                                            ===========  ===========

Changes in Units (000's):
Unit Activity Class 2
  Issued...................................................................................         244          286
  Redeemed.................................................................................        (185)        (131)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          59          155
                                                                                            ===========  ===========

                                                                                                     TEMPLETON
                                                                                               GLOBAL BOND VIP FUND
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $  9,017,563  $  4,164,004
  Net realized gain (loss) on investments..................................................   (2,100,224)     (705,909)
  Net change in unrealized appreciation (depreciation) of investments......................  (15,207,079)   (3,406,769)
                                                                                            ------------  ------------

  Net Increase (decrease) in net assets resulting from operations..........................   (8,289,740)       51,326
                                                                                            ------------  ------------

From Contractowners Transactions:
  Payments received from contractowners....................................................   27,457,280    34,694,857
  Transfers between Variable Investment Options including guaranteed interest account, net.   (5,618,103)    2,003,026
  Redemptions for contract benefits and terminations.......................................   (7,019,805)   (4,723,992)
  Contract maintenance charges.............................................................      (16,456)      (13,660)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   14,802,916    31,960,231
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...           --            --
                                                                                            ------------  ------------

Net Increase (Decrease) in Net Assets......................................................    6,513,176    32,011,557
Net Assets -- Beginning of Year or Period..................................................  133,765,752   101,754,195
                                                                                            ------------  ------------

Net Assets -- End of Year or Period........................................................ $140,278,928  $133,765,752
                                                                                            ============  ============

Changes in Units (000's):
Unit Activity Class 2
  Issued...................................................................................        2,712         3,563
  Redeemed.................................................................................       (1,390)         (883)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................        1,322         2,680
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014



                                                                                               TEMPLETON GROWTH
                                                                                                   VIP FUND
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   25,359  $   (1,454)
  Net realized gain (loss) on investments..................................................     35,599     140,531
  Net change in unrealized appreciation (depreciation) of investments......................   (223,203)   (251,189)
                                                                                            ----------  ----------

  Net Increase (decrease) in net assets resulting from operations..........................   (162,245)   (112,112)
                                                                                            ----------  ----------

From Contractowners Transactions:
  Payments received from contractowners....................................................     32,800      58,785
  Transfers between Variable Investment Options including guaranteed interest account, net.     (2,583)    (36,643)
  Redemptions for contract benefits and terminations.......................................    (96,900)    (82,441)
  Contract maintenance charges.............................................................       (300)       (332)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    (66,983)    (60,631)
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...         --          --
                                                                                            ----------  ----------

Net Increase (Decrease) in Net Assets......................................................   (229,228)   (172,743)
Net Assets -- Beginning of Year or Period..................................................  2,144,259   2,317,002
                                                                                            ----------  ----------

Net Assets -- End of Year or Period........................................................ $1,915,031  $2,144,259
                                                                                            ==========  ==========

Changes in Units (000's):
Unit Activity Class 2......................................................................
  Issued...................................................................................          6          38
  Redeemed.................................................................................        (11)        (43)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         (5)         (5)
                                                                                            ==========  ==========

Unit Activity Class S Shares
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

Unit Activity Initial Class
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========


                                                                                             VAN ECK VIP GLOBAL HARD
                                                                                                   ASSETS FUND
                                                                                            -------------------------
                                                                                                2015          2014
                                                                                            ------------  -----------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $   (376,107) $  (511,123)
  Net realized gain (loss) on investments..................................................   (2,519,607)    (773,722)
  Net change in unrealized appreciation (depreciation) of investments......................   (7,510,829)  (6,663,141)
                                                                                            ------------  -----------

  Net Increase (decrease) in net assets resulting from operations..........................  (10,406,543)  (7,947,986)
                                                                                            ------------  -----------

From Contractowners Transactions:
  Payments received from contractowners....................................................    3,209,472    6,385,026
  Transfers between Variable Investment Options including guaranteed interest account, net.   (2,156,773)    (225,017)
  Redemptions for contract benefits and terminations.......................................     (921,453)  (1,198,691)
  Contract maintenance charges.............................................................       (4,687)      (5,242)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........      126,559    4,956,076
                                                                                            ------------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...           --           --
                                                                                            ------------  -----------

Net Increase (Decrease) in Net Assets......................................................  (10,279,984)  (2,991,910)
Net Assets -- Beginning of Year or Period..................................................   29,751,122   32,743,032
                                                                                            ------------  -----------

Net Assets -- End of Year or Period........................................................ $ 19,471,138  $29,751,122
                                                                                            ============  ===========

Changes in Units (000's):
Unit Activity Class 2......................................................................
  Issued...................................................................................           --           --
  Redeemed.................................................................................           --           --
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................           --           --
                                                                                            ============  ===========

Unit Activity Class S Shares
  Issued...................................................................................          636          991
  Redeemed.................................................................................         (618)        (581)
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................           18          410
                                                                                            ============  ===========

Unit Activity Initial Class
  Issued...................................................................................           --           --
  Redeemed.................................................................................           --           --
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................           --           --
                                                                                            ============  ===========

                                                                                                VAN ECK VIP
                                                                                               UNCONSTRAINED
                                                                                             EMERGING MARKETS
                                                                                                 BOND FUND
                                                                                            ------------------
                                                                                              2015      2014
                                                                                            --------  --------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)............................................................. $ 15,490  $   (757)
  Net realized gain (loss) on investments..................................................  (55,141)    1,456
  Net change in unrealized appreciation (depreciation) of investments......................  (29,050)  (19,434)
                                                                                            --------  --------

  Net Increase (decrease) in net assets resulting from operations..........................  (68,701)  (18,735)
                                                                                            --------  --------

From Contractowners Transactions:
  Payments received from contractowners....................................................  159,655   276,995
  Transfers between Variable Investment Options including guaranteed interest account, net.  182,583    46,189
  Redemptions for contract benefits and terminations.......................................  (17,750)   (7,331)
  Contract maintenance charges.............................................................       --        --
                                                                                            --------  --------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  324,488   315,853
                                                                                            --------  --------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 70...      (20)       45
                                                                                            --------  --------

Net Increase (Decrease) in Net Assets......................................................  255,767   297,163
Net Assets -- Beginning of Year or Period..................................................  320,467    23,304
                                                                                            --------  --------

Net Assets -- End of Year or Period........................................................ $576,234  $320,467
                                                                                            ========  ========

Changes in Units (000's):
Unit Activity Class 2......................................................................
  Issued...................................................................................       --        --
  Redeemed.................................................................................       --        --
                                                                                            --------  --------
  Net Increase (Decrease)..................................................................       --        --
                                                                                            ========  ========

Unit Activity Class S Shares
  Issued...................................................................................       --        --
  Redeemed.................................................................................       --        --
                                                                                            --------  --------
  Net Increase (Decrease)..................................................................       --        --
                                                                                            ========  ========

Unit Activity Initial Class
  Issued...................................................................................       60        40
  Redeemed.................................................................................      (24)       (9)
                                                                                            --------  --------
  Net Increase (Decrease)..................................................................       36        31
                                                                                            ========  ========

-----------
The accompanying notes are an integral part of these financial statements.
   The -- on the Changes in Units section may represent no units issued and units redeemed or units redeemed or units issued and units redeemed of less than 500.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements

December 31, 2015

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account
   No. 70 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AB Variable Product Series Fund, Inc. (AB), ALPS Variable Investment Trust, American Century Variable Portfolios, Inc., American Funds Insurance Series, AXA Premier VIP Trust ("VIP"), BlackRock Variable Series Funds, Inc., Delaware Variable Insurance Product (VIP)/(R)/ Trust, Eaton Vance Variable Trust, EQ Advisors Trust ("EQAT"), Federated Insurance Series, Fidelity(R) Variable Insurance Products Fund, First Trust Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Guggenheim Variable Insurance Funds, Hartford, Ivy Funds Variable Insurance Portfolios, Janus Aspen Series, JPMorgan Insurance Trust, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trusts, Neuberger Berman Advisers Management Trust, Northern Lights Variable Trust, PIMCO Variable Insurance Trust, ProFunds VP, Putnam Variable Trust, SEI Insurance Products Trust, T. Rowe Price Equity Series, Inc., and Van Eck VIP Trust, (collectively, "the Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the following Variable Investment Options:
     AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
   .   Invesco V.I. American Franchise Fund
   .   Invesco V.I. Balanced-Risk Allocation Fund
   .   Invesco V.I. Diversified Dividend Fund
   .   Invesco V.I. Equity and Income Fund
   .   Invesco V.I. Global Health Care Fund
   .   Invesco V.I. Global Real Estate Fund
   .   Invesco V.I. High Yield Fund
   .   Invesco V.I. International Growth Fund
   .   Invesco V.I. Mid Cap Core Equity Fund
   .   Invesco V.I. Small Cap Equity Fund

     AB Variable Product Series Fund, Inc.*
   .   AB VPS Balanced Wealth Strategy Portfolio/(1)/
   .   AB VPS Global Thematic Growth Portfolio/(2)/
   .   AB VPS Growth and Income Portfolio/(3)/
   .   AB VPS International Growth Portfolio/(4)/
   .   AB VPS Real Estate Investment Portfolio/(5)/
   .   AB VPS Small/Mid Cap Value Portfolio/(6)/

     ALPS Variable Investment Trust
   .   ALPS | Red Rocks Listed Private Equity Portfolio

     American Century Variable Portfolios, Inc.
   .   American Century VP Inflation Protection Fund
   .   American Century VP Large Company Value
   .   American Century VP Mid Cap Value Fund

     American Funds Insurance Series(R)
   .   American Funds Insurance Series(R) Asset Allocation Fund/SM/
   .   American Funds Insurance Series(R) Bond Fund/SM/
   .   American Funds Insurance Series(R) Global Growth Fund/SM/
   .   American Funds Insurance Series(R) Global Small Capitalization Fund/SM/
   .   American Funds Insurance Series(R) Growth-Income Fund/SM/
   .   American Funds Insurance Series(R) International Growth and Income
       Fund/SM/
   .   American Funds Insurance Series(R) Managed Risk Asset Allocation Fund/SM/
   .   American Funds Insurance Series(R) New World Fund(R)

     AXA Premier VIP Trust*
   .   AXA Aggressive Allocation
   .   AXA Moderate Allocation
   .   AXA Moderate-Plus Allocation
   .   Charter/SM/ Aggressive Growth
   .   Charter/SM/ Alternative 100 Moderate
   .   Charter/SM/ Conservative
   .   Charter/SM/ Growth
   .   Charter/SM/ Income Strategies
   .   Charter/SM/ Interest Rate Strategies
   .   Charter/SM/ International Moderate
   .   Charter/SM/ Moderate
   .   Charter/SM/ Moderate Growth
   .   Charter/SM/ Multi-Sector Bond
   .   Charter/SM/ Real Assets
   .   Charter/SM/ Small Cap Growth
   .   Charter/SM/ Small Cap Value

     BlackRock Variable Series Funds, Inc.
   .   BlackRock Global Allocation V.I. Fund
   .   BlackRock Global Opportunities V.I. Fund
   .   BlackRock Large Cap Growth V.I. Fund

     Delaware Variable Insurance Product (VIP)(R) Trust
   .   Delaware VIP(R) Diversified Income Series
   .   Delaware VIP(R) Emerging Markets Series
   .   Delaware VIP(R) Limited-Term Diversified Income Series

     Eaton Vance Variable Trust
   .   Eaton Vance VT Floating-Rate Income Fund

     EQ Advisors Trust*
   .   All Asset Aggressive-Alt 25
   .   All Asset Aggressive-Alt 50
   .   All Asset Aggressive-Alt 75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

1. Organization (Continued)

   .   All Asset Growth-Alt 20
   .   All Asset Moderate Growth-Alt 15
   .   AXA 400 Managed Volatility
   .   AXA 500 Managed Volatility
   .   AXA 2000 Managed Volatility
   .   AXA Aggressive Strategy
   .   AXA Balanced Strategy
   .   AXA Conservative Growth Strategy
   .   AXA Conservative Strategy
   .   AXA Global Equity Managed Volatility
   .   AXA Growth Strategy
   .   AXA International Core Managed Volatility
   .   AXA International Managed Volatility
   .   AXA International Value Managed Volatility
   .   AXA Large Cap Core Managed Volatility
   .   AXA Large Cap Growth Managed Volatility
   .   AXA Large Cap Value Managed Volatility
   .   AXA Mid Cap Value Managed Volatility
   .   AXA Moderate Growth Strategy
   .   AXA Natural Resources/(7)/
   .   AXA SmartBeta Equity
   .   AXA Ultra Conservative Strategy
   .   AXA/AB Dynamic Growth
   .   AXA/AB Dynamic Moderate Growth/(8)/
   .   AXA/AB Short Duration Government Bond/(9)/
   .   AXA/AB Small Cap Growth/(10)/
   .   AXA/DoubleLine Opportunistic Core Plus Bond
   .   AXA/Franklin Balanced Managed Volatility
   .   AXA/Franklin Small Cap Value Managed Volatility
   .   AXA/Franklin Templeton Allocation Managed Volatility
   .   AXA/Goldman Sachs Strategic Allocation
   .   AXA/Invesco Strategic Allocation
   .   AXA/Loomis Sayles Growth
   .   AXA/Mutual Large Cap Equity Managed Volatility
   .   AXA/Templeton Global Equity Managed Volatility
   .   EQ/BlackRock Basic Value Equity
   .   EQ/Boston Advisors Equity Income
   .   EQ/Calvert Socially Responsible
   .   EQ/Capital Guardian Research
   .   EQ/Common Stock Index
   .   EQ/Convertible Securities
   .   EQ/Core Bond Index
   .   EQ/Emerging Markets Equity PLUS
   .   EQ/Energy ETF
   .   EQ/Equity 500 Index
   .   EQ/GAMCO Mergers and Acquisitions
   .   EQ/GAMCO Small Company Value
   .   EQ/Global Bond PLUS
   .   EQ/High Yield Bond
   .   EQ/Intermediate Government Bond
   .   EQ/International Equity Index
   .   EQ/Invesco Comstock
   .   EQ/JPMorgan Value Opportunities
   .   EQ/Large Cap Growth Index
   .   EQ/Large Cap Value Index
   .   EQ/Low Volatility Global ETF
   .   EQ/MFS International Growth
   .   EQ/Mid Cap Index
   .   EQ/Money Market
   .   EQ/Morgan Stanley Mid Cap Growth
   .   EQ/Oppenheimer Global
   .   EQ/PIMCO Global Real Return
   .   EQ/PIMCO Ultra Short Bond
   .   EQ/Quality Bond PLUS
   .   EQ/Real Estate PLUS
   .   EQ/Small Company Index
   .   EQ/T. Rowe Price Growth Stock
   .   EQ/UBS Growth & Income
   .   EQ/Wells Fargo Omega Growth
   .   Multimanager Aggressive Equity
   .   Multimanager Core Bond
   .   Multimanager Mid Cap Growth
   .   Multimanager Mid Cap Value
   .   Multimanager Technology

     Federated Insurance Series
   .   Federated High Income Bond Fund II
   .   Federated Kaufmann Fund II

     Fidelity(R) Variable Insurance Products Fund
   .   Fidelity(R) VIP Asset Manager: Growth Portfolio
   .   Fidelity(R) VIP Contrafund(R) Portfolio
   .   Fidelity(R) VIP Freedom 2015 Portfolio
   .   Fidelity(R) VIP Freedom 2020 Portfolio
   .   Fidelity(R) VIP Freedom 2025 Portfolio
   .   Fidelity(R) VIP Freedom 2030 Portfolio
   .   Fidelity(R) VIP Mid Cap Portfolio
   .   Fidelity(R) VIP Strategic Income Portfolio

     First Trust Variable Insurance Trust
   .   First Trust Multi Income Allocation Portfolio
   .   First Trust/Dow Jones Dividend & Income Allocation Portfolio

     Franklin Templeton Variable Insurance Products Trust
   .   Franklin Founding Funds Allocation VIP Fund
   .   Franklin Income VIP Fund
   .   Franklin Mutual Shares VIP Fund
   .   Franklin Rising Dividends VIP Fund
   .   Franklin Strategic Income VIP Fund
   .   Templeton Developing Markets VIP Fund
   .   Templeton Foreign VIP Fund
   .   Templeton Global Bond VIP Fund
   .   Templeton Growth VIP Fund

     Goldman Sachs Variable Insurance Trust
   .   Goldman Sachs VIT Mid Cap Value Fund

     Guggenheim Variable Insurance Funds
   .   Guggenheim VIF Global Managed Futures Strategy Fund
   .   Guggenheim VIF Multi-Hedge Strategies Fund

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

1. Organization (Continued)


     Hartford
   .   Hartford Capital Appreciation HLS Fund
   .   Hartford Growth Opportunities HLS Fund

     Ivy Funds Variable Insurance Portfolios
   .   Ivy Funds VIP Asset Strategy
   .   Ivy Funds VIP Dividend Opportunities
   .   Ivy Funds VIP Energy
   .   Ivy Funds VIP Global Natural Resources
   .   Ivy Funds VIP High Income
   .   Ivy Funds VIP Micro Cap Growth
   .   Ivy Funds VIP Mid Cap Growth
   .   Ivy Funds VIP Science and Technology
   .   Ivy Funds VIP Small Cap Growth

     Janus Aspen Series
   .   Janus Aspen Series Balanced Portfolio
   .   Janus Aspen Series Flexible Bond Portfolio
   .   Janus Aspen Series Intech U.S. Low Volatility Portfolio

     JPMorgan Insurance Trust
   .   JPMorgan Insurance Trust Global Allocation Portfolio
   .   JPMorgan Insurance Trust Income Builder Portfolio

     Lazard Retirement Series, Inc.
   .   Lazard Retirement Emerging Markets Equity Portfolio

     Legg Mason Partners Variable Equity Trust
   .   ClearBridge Variable Aggressive Growth Portfolio
   .   ClearBridge Variable Appreciation Portfolio
   .   ClearBridge Variable Dividend Strategy Portfolio/(11)/
   .   ClearBridge Variable Mid Cap Core Portfolio
   .   Legg Mason BW Absolute Return Opportunities VIT Portfolio
   .   QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

     Lord Abbett Series Fund, Inc.
   .   Lord Abbett Series Fund -- Bond Debenture Portfolio
   .   Lord Abbett Series Fund -- Classic Stock Portfolio
   .   Lord Abbett Series Fund -- Growth Opportunities Portfolio

     MFS(R) Variable Insurance Trusts
   .   MFS(R) International Value Portfolio
   .   MFS(R) Investors Trust Series
   .   MFS(R) Massachusetts Investors Growth Stock Portfolio
   .   MFS(R) Research Series
   .   MFS(R) Technology Portfolio
   .   MFS(R) Utilities Series
   .   MFS(R) Value Series

     Neuberger Berman Advisers Management Trust
   .   Neuberger Berman Absolute Return Multi-Manager Portfolio
   .   Neuberger Berman International Equity Portfolio

     Northern Lights Variable Trust
   .   7Twelve/TM/ Balanced Portfolio

     PIMCO Variable Insurance Trust
   .   PIMCO CommodityRealReturn(R) Strategy Portfolio
   .   PIMCO Emerging Markets Bond Portfolio
   .   PIMCO Global Bond Portfolio (Unhedged)
   .   PIMCO Global Multi-Asset Managed Allocation Portfolio
   .   PIMCO Real Return Portfolio
   .   PIMCO Total Return Portfolio

     ProFunds VP
   .   ProFund VP Bear
   .   ProFund VP Biotechnology

     Putnam Variable Trust
   .   Putnam VT Absolute Return 500 Fund
   .   Putnam VT Diversified Income Fund
   .   Putnam VT Global Asset Allocation Fund
   .   Putnam VT Research Fund

     SEI Insurance Products Trust
   .   SEI VP Balanced Strategy Fund
   .   SEI VP Conservative Strategy Fund
   .   SEI VP Market Growth Strategy Fund
   .   SEI VP Market Plus Strategy Fund
   .   SEI VP Moderate Strategy Fund

     T. Rowe Price Equity Series, Inc.
   .   T. Rowe Price Equity Income Portfolio-II
   .   T. Rowe Price Health Sciences Portfolio-II

     Van Eck VIP Trust
   .   Van Eck VIP Global Hard Assets Fund
   .   Van Eck VIP Unconstrained Emerging Markets Bond Fund

  (1)Formerly known as AllianceBernstein VPS Balanced Wealth Strategy Portfolio.
  (2)Formerly known as AllianceBernstein VPS Global Thematic Growth Portfolio.
  (3)Formerly known as AllianceBernstein VPS Growth and Income Portfolio.
  (4)Formerly known as AllianceBernstein VPS International Growth Portfolio.
  (5)Formerly known as AllianceBernstein VPS Real Estate Investment Portfolio.
  (6)Formerly known as AllianceBernstein VPS Small/Mid Cap Value Portfolio.

  (7)Formerly known as EQ/Natural Resources PLUS.
  (8)Formerly known as EQ/AllianceBernstein Dynamic Wealth Strategies.
  (9)Formerly known as EQ/AllianceBernstein Short Duration Government Bond.
 (10)Formerly known as EQ/AllianceBernstein Small Cap Growth.
 (11)Formerly known as ClearBridge Variable Equity Income Portfolio.

   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

1. Organization (Concluded)

   The Account is used to fund benefits for variable annuities issued by AXA Equitable for the Accumulator and the Retirement Cornerstone Series (collectively, the "Contracts"). These annuities in the Accumulator Series, Investment Edge and Retirement Cornerstone Series are offered with the same Variable Investment Options for use as a nonqualified annuity for after-tax contributions only, or when used as an investment vehicle for certain qualified plans, an individual retirement annuity or a tax-shelter annuity. The Accumulator and Retirement Cornerstone Series of annuities are offered under group and individual variable annuity forms.

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, (2) mortality and expense risk charges, asset-based administration charges and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable on behalf of the Variable Investment Options may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments:

   Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   Investment Transactions and Investment Income:

   Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions of net realized gains on investment transactions of the Portfolios.

   Due to and Due from:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   Contract Payments and Transfers:

   Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of AXA Equitable's General Account, and/or fixed maturity options of Separate Account No. 46.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

2. Significant Accounting Policies (Concluded)


   Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity options of Separate Account No. 46. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

   Taxes:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 - Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar assets quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1, Level 2 and Level 3 during the year.

4. Purchases and Sales of Portfolios

   The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2015 were as follows:

                                                   Purchases     Sales
                                                  ----------- -----------
7Twelve/TM/ Balanced Portfolio................... $13,998,807 $18,372,101
AB VPS Balanced Wealth Strategy Portfolio........   1,187,233     413,742
AB VPS Global Thematic Growth Portfolio..........     143,222      12,778
AB VPS Growth and Income Portfolio...............   1,106,546      14,503
AB VPS International Growth Portfolio............   1,851,672   1,446,887
AB VPS Real Estate Investment Portfolio..........   1,891,840     259,007
AB VPS Small/Mid Cap Value Portfolio.............   1,294,390     177,406
All Asset Aggressive-Alt 25......................   3,700,975     927,081
All Asset Aggressive-Alt 50......................     396,265      50,825
All Asset Aggressive-Alt 75......................     402,341      42,417
All Asset Growth-Alt 20..........................   5,145,787   1,747,023
All Asset Moderate Growth-Alt 15.................   6,529,452   2,632,237
ALPS | Red Rocks Listed Private Equity Portfolio.     468,632       2,485

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

4. Purchases and Sales of Portfolios (Continued)

                                                                              Purchases      Sales
                                                                             ------------ ------------
American Century VP Inflation Protection Fund............................... $  2,254,162 $  1,073,755
American Century VP Large Company Value.....................................      415,345      325,905
American Century VP Mid Cap Value Fund......................................   31,596,451    5,465,057
American Funds Insurance Series(R) Asset Allocation Fund/SM/................    9,888,985    1,775,602
American Funds Insurance Series(R) Bond Fund/SM/............................   18,900,398    2,173,586
American Funds Insurance Series(R) Global Growth Fund/SM/...................    1,986,446      560,390
American Funds Insurance Series(R) Global Small Capitalization Fund/SM/.....   10,229,081    3,931,390
American Funds Insurance Series(R) Growth-Income Fund/SM/...................    3,943,430      862,488
American Funds Insurance Series(R) International Growth and Income Fund/SM/.    2,111,979      589,995
American Funds Insurance Series(R) Managed Risk Asset Allocation Fund/SM/...    1,920,855    1,614,648
American Funds Insurance Series(R) New World Fund(R)........................   16,709,602    4,118,964
AXA 400 Managed Volatility..................................................   12,524,826   11,315,651
AXA 500 Managed Volatility..................................................   22,394,460   33,106,004
AXA 2000 Managed Volatility.................................................    9,898,918   11,239,412
AXA Aggressive Allocation...................................................    2,929,804    4,113,848
AXA Aggressive Strategy.....................................................  819,182,534   83,930,326
AXA Balanced Strategy.......................................................  528,256,837  173,891,645
AXA Conservative Growth Strategy............................................  257,731,932  115,490,498
AXA Conservative Strategy...................................................  245,537,148  139,914,755
AXA Global Equity Managed Volatility........................................    2,757,105    2,371,006
AXA Growth Strategy.........................................................  914,198,823  139,087,486
AXA International Core Managed Volatility...................................    2,818,953    1,815,353
AXA International Managed Volatility........................................   17,043,170   15,659,166
AXA International Value Managed Volatility..................................      634,451      856,919
AXA Large Cap Core Managed Volatility.......................................    3,133,693    2,477,816
AXA Large Cap Growth Managed Volatility.....................................    6,355,804    4,116,200
AXA Large Cap Value Managed Volatility......................................   14,348,306    3,292,120
AXA Mid Cap Value Managed Volatility........................................    4,989,843    2,217,074
AXA Moderate Allocation.....................................................   42,604,591   15,704,243
AXA Moderate Growth Strategy................................................  937,797,124  335,170,062
AXA Moderate-Plus Allocation................................................    9,546,145    7,136,473
AXA Natural Resources.......................................................    1,801,090    4,896,413
AXA SmartBeta Equity........................................................      669,978      127,082
AXA Ultra Conservative Strategy.............................................   88,026,794   44,305,424
AXA/AB Dynamic Growth.......................................................  151,223,744    1,736,346
AXA/AB Dynamic Moderate Growth..............................................  594,408,751  142,092,887
AXA/AB Short Duration Government Bond.......................................    1,888,130    1,276,230
AXA/AB Small Cap Growth.....................................................   19,690,456    7,190,294
AXA/Doubleline Opportunistic Core Plus Bond.................................    1,704,371       78,522
AXA/Franklin Balanced Managed Volatility....................................    1,852,440    2,118,134
AXA/Franklin Small Cap Value Managed Volatility.............................    2,405,567    2,783,284
AXA/Franklin Templeton Allocation Managed Volatility........................    4,265,334    1,924,301
AXA/Goldman Sachs Strategic Allocation......................................  113,821,964    1,630,207
AXA/Invesco Strategic Allocation............................................   66,911,541      364,299
AXA/Loomis Sayles Growth....................................................    5,552,737    2,496,099
AXA/Mutual Large Cap Equity Managed Volatility..............................    1,331,836    1,131,502
AXA/Templeton Global Equity Managed Volatility..............................    2,656,359    2,696,883
BlackRock Global Allocation V.I. Fund.......................................   37,268,280   14,729,892
BlackRock Global Opportunities V.I. Fund....................................    1,799,262      540,467
BlackRock Large Cap Growth V.I. Fund........................................   16,951,889    9,351,585
Charter/SM/ Aggressive Growth...............................................    3,737,734    2,998,540
Charter/SM/ Alternative 100 Moderate........................................    2,468,858    3,902,895
Charter/SM/ Conservative....................................................   10,316,632    6,016,264

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

4. Purchases and Sales of Portfolios (Continued)

                                                         Purchases      Sales
                                                        ------------ ------------
Charter/SM/ Growth..................................... $  5,263,748 $  6,892,925
Charter/SM/ Income Strategies..........................    1,326,819    2,576,367
Charter/SM/ Interest Rate Strategies...................    1,657,965    3,852,285
Charter/SM/ International Moderate.....................      820,201      303,708
Charter/SM/ Moderate...................................    9,925,759    6,981,096
Charter/SM/ Moderate Growth............................   12,209,845    7,378,827
Charter/SM/ Multi-Sector Bond..........................      442,718      714,722
Charter/SM/ Real Assets................................      445,143      530,152
Charter/SM/ Small Cap Growth...........................    3,072,982    2,315,981
Charter/SM/ Small Cap Value............................   12,765,802    2,323,049
ClearBridge Variable Aggressive Growth Portfolio.......   38,915,121    3,160,151
ClearBridge Variable Appreciation Portfolio............    5,005,758      388,847
ClearBridge Variable Dividend Strategy Portfolio.......   10,569,326    1,124,428
ClearBridge Variable Mid Cap Core Portfolio............    2,496,401       79,631
Delaware VIP(R) Diversified Income Series..............    5,664,557    1,348,226
Delaware VIP(R) Emerging Markets Series................      693,375      293,985
Delaware VIP(R) Limited-Term Diversified Income Series.    3,243,011    1,162,319
Eaton Vance VT Floating-Rate Income Fund...............    8,453,437    1,507,643
EQ/BlackRock Basic Value Equity........................   29,740,054   15,958,987
EQ/Boston Advisors Equity Income.......................    8,158,630    3,895,305
EQ/Calvert Socially Responsible........................    1,992,842      415,244
EQ/Capital Guardian Research...........................    3,347,129    3,060,930
EQ/Common Stock Index..................................   21,550,490   13,587,609
EQ/Convertible Securities..............................    1,106,524    2,136,765
EQ/Core Bond Index.....................................   91,191,688   88,009,274
EQ/Emerging Markets Equity PLUS........................    1,907,478   13,279,930
EQ/Energy ETF..........................................    1,419,849    1,000,363
EQ/Equity 500 Index....................................   85,220,685   32,707,148
EQ/GAMCO Mergers and Acquisitions......................    5,116,837    2,001,153
EQ/GAMCO Small Company Value...........................   52,297,367   18,218,575
EQ/Global Bond PLUS....................................    1,634,175    2,143,638
EQ/High Yield Bond.....................................    4,591,679   53,058,092
EQ/Intermediate Government Bond........................   23,706,254   28,215,090
EQ/International Equity Index..........................   12,375,153    7,771,066
EQ/Invesco Comstock....................................    9,392,275    7,377,234
EQ/JPMorgan Value Opportunities........................    4,267,877    1,897,461
EQ/Large Cap Growth Index..............................   16,843,436    5,981,197
EQ/Large Cap Value Index...............................   20,861,618    8,308,395
EQ/Low Volatility Global ETF...........................      746,400    1,714,840
EQ/MFS International Growth............................    9,482,513    4,974,021
EQ/Mid Cap Index.......................................   29,580,370   20,102,167
EQ/Money Market........................................  221,731,701  199,433,324
EQ/Morgan Stanley Mid Cap Growth.......................   11,026,887   10,412,465
EQ/Oppenheimer Global..................................   29,695,780   15,136,724
EQ/PIMCO Global Real Return............................    5,645,736    1,565,942
EQ/PIMCO Ultra Short Bond..............................    9,893,407    6,678,043
EQ/Quality Bond PLUS...................................    6,964,990    4,839,271
EQ/Real Estate PLUS....................................    5,549,619    1,813,982
EQ/Small Company Index.................................   27,481,327   19,094,726
EQ/T. Rowe Price Growth Stock..........................   53,939,130   19,969,827
EQ/UBS Growth & Income.................................    2,808,143    1,161,268
EQ/Wells Fargo Omega Growth............................   14,068,492   16,226,119
Federated High Income Bond Fund II.....................    6,227,023    1,625,420

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

4. Purchases and Sales of Portfolios (Continued)

                                                               Purchases     Sales
                                                              ----------- -----------
Federated Kaufmann Fund II................................... $ 3,582,320 $   599,254
Fidelity(R) VIP Asset Manager: Growth Portfolio..............     131,985     154,866
Fidelity(R) VIP Contrafund(R) Portfolio......................  54,183,706  10,482,324
Fidelity(R) VIP Freedom 2015 Portfolio.......................      69,950     162,901
Fidelity(R) VIP Freedom 2020 Portfolio.......................     615,985     130,519
Fidelity(R) VIP Freedom 2025 Portfolio.......................     144,120      51,681
Fidelity(R) VIP Freedom 2030 Portfolio.......................      91,314      72,671
Fidelity(R) VIP Mid Cap Portfolio............................  25,617,546   6,083,380
Fidelity(R) VIP Strategic Income Portfolio...................  26,884,554   9,384,923
First Trust Multi Income Allocation Portfolio................   2,399,634     551,763
First Trust/Dow Jones Dividend & Income Allocation Portfolio.  13,267,440   2,273,056
Franklin Founding Funds Allocation VIP Fund..................   6,904,481   7,491,571
Franklin Income VIP Fund.....................................  29,306,830  14,723,871
Franklin Mutual Shares VIP Fund..............................   3,318,770   1,968,188
Franklin Rising Dividends VIP Fund...........................  19,112,189   6,720,693
Franklin Strategic Income VIP Fund...........................  19,389,033   8,788,607
Goldman Sachs VIT Mid Cap Value Fund.........................   9,847,694   4,254,729
Guggenheim VIF Global Managed Futures Strategy Fund..........   1,651,152     678,744
Guggenheim VIF Multi-Hedge Strategies Fund...................     235,041     158,739
Hartford Capital Appreciation HLS Fund.......................  10,402,703     914,817
Hartford Growth Opportunities HLS Fund.......................  22,134,205   1,632,227
Invesco V.I. American Franchise Fund.........................     949,825     531,462
Invesco V.I. Balanced-Risk Allocation Fund...................   3,664,645   1,107,915
Invesco V.I. Diversified Dividend Fund.......................  25,890,871   4,522,771
Invesco V.I. Equity and Income Fund..........................   5,162,298     301,650
Invesco V.I. Global Health Care Fund.........................   3,470,765     660,103
Invesco V.I. Global Real Estate Fund.........................  19,656,810   7,839,940
Invesco V.I. High Yield Fund.................................  17,346,468   7,686,965
Invesco V.I. International Growth Fund.......................  12,448,080   4,091,358
Invesco V.I. Mid Cap Core Equity Fund........................   3,510,490   1,364,507
Invesco V.I. Small Cap Equity Fund...........................   9,655,541   3,099,255
Ivy Funds VIP Asset Strategy.................................  20,110,864  15,739,710
Ivy Funds VIP Dividend Opportunities.........................   4,961,471   2,753,426
Ivy Funds VIP Energy.........................................  14,656,875   7,409,932
Ivy Funds VIP Global Natural Resources.......................   2,009,083   1,938,444
Ivy Funds VIP High Income....................................  34,987,234  22,082,031
Ivy Funds VIP Micro Cap Growth...............................   1,557,171     691,047
Ivy Funds VIP Mid Cap Growth.................................  13,407,834   4,858,054
Ivy Funds VIP Science and Technology.........................  24,507,128   7,000,088
Ivy Funds VIP Small Cap Growth...............................  14,960,262   5,962,802
Janus Aspen Series Balanced Portfolio........................  18,730,393   2,322,261
Janus Aspen Series Flexible Bond Portfolio...................   8,679,264   1,086,361
Janus Aspen Series Intech U.S. Low Volatility Portfolio......   2,183,964     429,227
JPMorgan Insurance Trust Global Allocation Portfolio.........   7,794,249     218,196
JPMorgan Insurance Trust Income Builder Portfolio............   5,096,963      23,610
Lazard Retirement Emerging Markets Equity Portfolio..........  17,784,544  10,056,211
Legg Mason BW Absolute Return Opportunities VIT Portfolio....     413,801      50,771
Lord Abbett Series Fund -- Bond Debenture Portfolio..........  49,248,570   6,512,325
Lord Abbett Series Fund -- Classic Stock Portfolio...........   1,456,813   1,298,450
Lord Abbett Series Fund -- Growth Opportunities Portfolio....   4,765,184   2,885,329
MFS(R) International Value Portfolio.........................  56,188,713   8,148,926
MFS(R) Investors Trust Series................................   3,811,613   1,203,690
MFS(R) Massachusetts Investors Growth Stock Portfolio........   3,293,461   8,146,427

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

4. Purchases and Sales of Portfolios (Concluded)

                                                           Purchases     Sales
                                                          ----------- -----------
MFS(R) Research Series................................... $   690,238 $   269,320
MFS(R) Technology Portfolio..............................   5,975,406   3,048,170
MFS(R) Utilities Series..................................  20,392,079   7,339,307
MFS(R) Value Series......................................   4,033,007     481,477
Multimanager Aggressive Equity...........................   5,883,441   3,977,802
Multimanager Core Bond...................................  28,110,493  17,780,590
Multimanager Mid Cap Growth..............................   7,660,784   2,890,058
Multimanager Mid Cap Value...............................   1,975,837   1,164,295
Multimanager Technology..................................   8,215,222   2,363,227
Neuberger Berman Absolute Return Multi-Manager Portfolio.   1,467,449     460,911
Neuberger Berman International Equity Portfolio..........   1,856,895     141,394
PIMCO CommodityRealReturn(R) Strategy Portfolio..........   5,486,284   2,819,562
PIMCO Emerging Markets Bond Portfolio....................   3,600,625   4,018,943
PIMCO Global Bond Portfolio (Unhedged)...................     612,590     185,506
PIMCO Global Multi-Asset Managed Allocation Portfolio....     742,907      21,805
PIMCO Real Return Portfolio..............................  10,434,204  12,556,982
PIMCO Total Return Portfolio.............................  52,083,780  37,258,706
ProFund VP Bear..........................................      26,429     105,882
ProFund VP Biotechnology.................................  25,053,501   7,921,609
Putnam VT Absolute Return 500 Fund.......................   1,697,548     658,138
Putnam VT Diversified Income Fund........................   4,471,720   1,337,378
Putnam VT Global Asset Allocation Fund...................   1,200,346       7,034
Putnam VT Research Fund..................................      14,562          18
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio.......   4,618,674   1,366,193
SEI VP Balanced Strategy Fund............................   3,535,722     408,983
SEI VP Conservative Strategy Fund........................   5,253,507   1,294,529
SEI VP Market Growth Strategy Fund.......................   2,950,894     678,526
SEI VP Market Plus Strategy Fund.........................   1,304,892     689,400
SEI VP Moderate Strategy Fund............................   5,359,705     966,908
T. Rowe Price Equity Income Portfolio-II.................   1,439,134     577,202
T. Rowe Price Health Sciences Portfolio-II...............  64,679,799  12,792,657
Templeton Developing Markets VIP Fund....................   4,568,367   2,237,386
Templeton Foreign VIP Fund...............................   3,655,347   2,353,161
Templeton Global Bond VIP Fund...........................  43,110,379  18,573,581
Templeton Growth VIP Fund................................     141,687     183,311
Van Eck VIP Global Hard Assets Fund......................   5,206,672   5,456,220
Van Eck VIP Unconstrained Emerging Markets Bond Fund.....     549,530     209,554

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. All share classes issued by EQAT and VIP are subject to fees for investment management and advisory services and other Portfolio expenses and are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares in respect of activities primarily intended to result in the sale of the respective shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

5. Expenses and Related Party Transactions (Concluded)


   AXA Equitable Funds Management Group, LLC ("FMG LLC"), a wholly-owned subsidiary of AXA Equitable serves as investment managers of the Portfolios of EQAT and VIP. FMG LLC receives management fees for services performed in their capacity as investment manager of the Portfolios. FMG LLC either oversees the activities of the investment advisors with respect to the Portfolios and is responsible for retaining and discontinuing the services of those advisors or directly managing the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.14% to a high of 1.32% of the average daily net assets of the Portfolios of EQAT and VIP. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the respective Portfolios, including the fees to the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable, AXA Advisors or Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.20% to 1.00% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein serves as an investment advisor for a number of Portfolios in EQAT and VIP, including the AXA Natural Resources, AXA/AB Dynamic Growth, AXA/AB Dynamic Moderate Growth, AXA/AB Short Duration Government Bond, AXA/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index; as well as a portion of AXA Large Cap Value Managed Volatility, EQ/Emerging Markets Equity PLUS, EQ/Quality Bond PLUS, EQ/Real Estate PLUS, Multimanager Aggressive Equity and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with Distributors.

   AXA Equitable serves as the transfer agent for EQAT and VIP.

6. Reorganizations

   In 2015 and 2014, several fund reorganizations impacted the Variable Investment Options of the Account. Reorganizations occurred within EQAT and VIP in which the purpose of the reorganizations was to combine or substitute, via tax free exchanges, Variable Investment Options managed by AXA Equitable with comparable investment objectives. A reorganization also occurred within MFS, in which a Variable Investment Option managed by MFS was substituted for a comparable MFS investment.

   In September 2015, May 2015 and June 2014, pursuant to several Plan of Reorganization and Termination, mergers were approved by shareholders, whereby, certain Portfolios of EQ Advisors Trust and AXA Premier VIP Trust (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for equivalent interests in certain other Portfolios of EQ Advisors Trust and AXA Premier VIP Trust ( the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). For accounting purposes the EQAT and VIP reorganizations which occurred in 2015 and 2014 were treated as mergers.

   In March 2015 , a fund reorganization occurred within MFS(R) Variable Insurance Trusts impacting the Variable Investment Options of the Account. The purpose of the reorganization was to combine, via a tax free exchange, two Variable Investment Options managed by MFS(R)Variable Investment Trusts. This merger was approved, pursuant to a Plan of Reorganization by the Trustees and shareholders of the MFS(R) Massachusetts Investors Growth Stock Portfolio. On March 27, 2015, MFS(R) Investors Growth Stock Series (the "Removed Portfolio" exchanged all of its assets and liabilities for equivalent interests in MFS(R) Massachusetts Investors Growth Stock Portfolio (the Surviving Portfolio" . For accounting purposes, the MFS reorganization which occurred on March 27, 2015 was treated as a merger.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

6. Reorganizations (Continued)


------------------------------------------------------------------------------------------------------------
                          Removed Portfolio                             Surviving Portfolio
------------------------------------------------------------------------------------------------------------
 September 25, 2015       Charter/SM/ Alternative 100 Conservative Plus Charter/SM/ Alternative 100
                          Charter/SM/ Alternative 100 Growth            Moderate
------------------------------------------------------------------------------------------------------------
                          Charter/SM/ Alternative 100 Conservative Plus
Shares -- Class B             412,800
Value -- Class B          $      8.53
Net Assets Before Merger  $ 3,519,921
Net Assets After Merger   $        --
Unrealized Loss           $  (524,510)

                          Charter/SM/ Alternative 100 Growth
Shares -- Class B             479,681                                     1,490,142
Value -- Class B          $      8.02                                   $      8.57
Net Assets Before Merger  $ 3,845,878                                   $ 5,398,661
Net Assets After Merger   $        --                                   $12,764,460
Unrealized Loss           $  (813,418)
------------------------------------------------------------------------------------------------------------
 September 25, 2015       Charter/SM/ Equity                            EQ/Common Stock Index
------------------------------------------------------------------------------------------------------------
Shares -- Class B             139,980                                       163,751
Value -- Class B          $      9.35                                   $     24.82
Net Assets Before Merger  $ 1,308,513                                   $ 2,755,762
Net Assets After Merger   $        --                                   $ 4,064,275
Unrealized Loss           $  (128,263)
------------------------------------------------------------------------------------------------------------
 September 25, 2015       Charter/SM/ Fixed Income                      EQ/Core Bond Index
------------------------------------------------------------------------------------------------------------
Shares -- Class B             172,503                                       589,855
Value -- Class B          $      9.56                                   $     10.09
Net Assets Before Merger  $ 1,648,421                                   $ 4,303,587
Net Assets After Merger   $        --                                   $ 5,952,008
Unrealized Loss           $   (56,613)
------------------------------------------------------------------------------------------------------------
 September 25, 2015       Charter/SM/ International Conservative        Charter/SM/ International Moderate
                          Charter/SM/ International Growth
------------------------------------------------------------------------------------------------------------
                          Charter/SM/ International Conservative
Shares -- Class B             475,178
Value -- Class B          $      8.86
Net Assets Before Merger  $ 4,210,022
Net Assets After Merger   $        --
Unrealized Loss           $  (518,537)

                          Charter/SM/ International Growth
Shares -- Class B             499,110                                     1,482,116
Value -- Class B          $      8.74                                   $      8.90
Net Assets Before Merger  $ 4,361,035                                   $ 4,621,838
Net Assets After Merger   $        --                                   $13,192,895
Unrealized Loss           $  (614,187)
------------------------------------------------------------------------------------------------------------
 May 22, 2015             EQ/International ETF                          EQ/International Equity Index
------------------------------------------------------------------------------------------------------------
Shares -- Class A          10,044,350                                     1,064,712
Value -- Class A          $      0.46                                   $      9.73
Net Assets Before Merger  $ 4,645,024                                   $ 5,713,944
Net Assets After Merger   $        --                                   $10,358,968
Unrealized Loss           $(5,895,943)

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

6. Reorganizations (Continued)

-----------------------------------------------------------------------------------------------
                          Removed Portfolio                    Surviving Portfolio
-----------------------------------------------------------------------------------------------
 March 27, 2015           MFS(R) Investors Growth Stock Series MFS(R) Massachusetts Investors
                                                               Growth Stock Portfolio
-----------------------------------------------------------------------------------------------
Shares -- Service Class      1,111,778                             899,592
Value -- Service Class    $      14.33                         $     17.71
Net Assets Before Merger  $ 15,931,774                         $        --
Net Assets After Merger   $         --                         $15,931,774
Unrealized Loss           $   (294,619)
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
 June 13, 2014            EQ/Davis New York Venture            EQ/Invesco Comstock
                          EQ/Lord Abbett Large Cap Core
-----------------------------------------------------------------------------------------------
                          EQ/Davis New York Venture
Shares -- Class A            1,325,445
Value -- Class A          $      13.87
Net Assets Before Merger  $ 18,378,274
Net Assets After Merger   $         --
Shares -- Class B              312,055
Value -- Class B          $      13.86
Net Assets Before Merger  $  4,325,586
Net Assets After Merger   $         --
Unrealized Gain           $  4,473,179

                          EQ/Lord Abbett Large Cap Core
Shares -- Class A                                                1,610,090
Value -- Class A                                               $     14.81
Net Assets Before Merger                                       $ 5,461,185
Net Assets After Merger   $         --                         $23,839,459
Shares -- Class B              127,414                             622,605
Value -- Class B          $      12.96                               14.82
Net Assets Before Merger  $  1,651,457                         $ 3,248,997
Net Assets After Merger   $         --                         $ 9,226,040
Unrealized Gain           $     21,265
-----------------------------------------------------------------------------------------------
 June 13, 2014            Multimanager International Equity    AXA International Core Managed
                                                               Volatility
-----------------------------------------------------------------------------------------------
Shares -- Class A                                                  194,695
Value -- Class A                                               $     10.79
Net Assets Before Merger                                       $ 1,097,300
Net Assets After Merger   $         --                         $ 2,101,440
Shares -- Class B              408,217                             770,401
Value -- Class B          $      12.18                         $     10.81
Net Assets Before Merger  $  4,973,944                         $ 4,355,453
Net Assets After Merger   $         --                         $ 8,325,257
Unrealized Gain           $    739,356
-----------------------------------------------------------------------------------------------
 June 13, 2014            Multimanager Large Cap Value         AXA Large Cap Value Managed
                                                               Volatility
-----------------------------------------------------------------------------------------------
Shares -- Class A                                                  195,543
Value -- Class A                                               $     15.21
Net Assets Before Merger                                       $ 1,356,988
Net Assets After Merger   $         --                         $ 2,973,266
Shares -- Class B              580,607                             810,737
Value -- Class B          $      14.18                         $     15.17
Net Assets Before Merger  $  8,230,514                         $ 5,684,603
Net Assets After Merger   $         --                         $12,298,839
Unrealized Gain           $  1,683,171

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

6. Reorganizations (Concluded)

-------------------------------------------------------------------------------------------
                          Removed Portfolio                  Surviving Portfolio
-------------------------------------------------------------------------------------------
 June 20, 2014            EQ/Equity Growth PLUS              AXA Large Cap Growth Managed
                                                             Volatility
-------------------------------------------------------------------------------------------
Shares -- Class B            309,165                             607,429
Value -- Class B          $    21.71                         $     25.54
Net Assets Before Merger  $6,712,640                         $ 8,803,729
Net Assets After Merger   $       --                         $15,516,369
Unrealized Gain           $1,457,208
-------------------------------------------------------------------------------------------
 June 20, 2014            Multimanager Large Cap Core Equity AXA Large Cap Core Managed
                                                             Volatility
-------------------------------------------------------------------------------------------
Shares -- Class B            229,932                             783,100
Value -- Class B          $    15.08                         $      9.21
Net Assets Before Merger  $3,467,955                         $ 3,748,576
Net Assets After Merger   $       --                         $ 7,216,531
Unrealized Gain           $  797,367

7. Contractowner Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as "Asset-based Charges" in the Statement of Operations. Under the Contracts, AXA Equitable charges the account for the following:

                                                        Asset-based                 Current   Maximum
                                         Mortality and Administration Distribution Aggregate Aggregate
                                         Expense Risks     Charge        Charge     Charge    Charge
                                         ------------- -------------- ------------ --------- ---------

Accumulator 11.0 -- Series B............     0.80%          0.30%         0.20%      1.30%     1.30%

Accumulator 11.0 -- Series CP...........     0.95%          0.35%         0.25%      1.55%     1.55%

Accumulator 11.0 -- Series L............     1.10%          0.30%         0.25%      1.65%     1.65%

Accumulator 11.0 -- Series C............     1.10%          0.25%         0.35%      1.70%     1.70%

Accumulator 13.0 -- Series B............     0.80%          0.30%         0.20%      1.30%     1.30%

Accumulator 13.0 -- Series CP...........     1.05%          0.35%         0.25%      1.65%     1.65%

Accumulator 13.0 -- Series L............     1.10%          0.35%         0.25%      1.70%     1.70%

Investment Edge.........................     0.70%          0.30%         0.20%      1.20%     1.20%

Investment Edge ADV.....................     0.20%          0.10%         0.00%      0.30%     0.30%

Investment Edge Select..................     0.75%          0.30%         0.20%      1.25%     1.25%

Investment Edge 15......................     0.70%          0.30%         0.10%      1.10%     1.10%

Investment Edge 15 -- ADV...............     0.10%          0.20%         0.00%      0.30%     0.30%

Investment Edge 15 -- Select............     0.75%          0.30%         0.20%      1.25%     1.25%

Retirement Cornerstone Series CP........     0.95%          0.35%         0.25%      1.55%     1.55%

Retirement Cornerstone Series B.........     0.80%          0.30%         0.20%      1.30%     1.30%

Retirement Cornerstone Series L.........     1.10%          0.30%         0.25%      1.65%     1.65%

Retirement Cornerstone Series C.........     1.10%          0.25%         0.35%      1.70%     1.70%

Retirement Cornerstone 11 -- Series B...     0.80%          0.30%         0.20%      1.30%     1.30%

Retirement Cornerstone 11 -- Series CP..     0.95%          0.35%         0.25%      1.55%     1.55%

Retirement Cornerstone 11 -- Series C...     1.10%          0.25%         0.35%      1.70%     1.70%

Retirement Cornerstone 11 -- Series L...     1.10%          0.30%         0.25%      1.65%     1.65%

Retirement Cornerstone 11 -- Series ADV.     0.35%          0.20%         0.10%      0.65%     0.65%

Retirement Cornerstone 12 -- Series B...     0.80%          0.30%         0.20%      1.30%     1.30%

Retirement Cornerstone 12 -- Series C...     1.10%          0.25%         0.35%      1.70%     1.70%

Retirement Cornerstone 12 -- Series CP..     0.95%          0.35%         0.25%      1.55%     1.55%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

7. Contractowner Charges (Continued)

                                                        Asset-based                 Current   Maximum
                                         Mortality and Administration Distribution Aggregate Aggregate
                                         Expense Risks     Charge        Charge     Charge    Charge
                                         ------------- -------------- ------------ --------- ---------

Retirement Cornerstone 12 -- Series L...     1.10%          0.30%         0.25%      1.65%     1.65%

Retirement Cornerstone 12 -- Series ADV.     0.35%          0.20%         0.10%      0.65%     0.65%

Retirement Cornerstone 13 -- Series B...     0.80%          0.30%         0.20%      1.30%     1.30%

Retirement Cornerstone 13 -- Series CP..     1.05%          0.35%         0.25%      1.65%     1.65%

Retirement Cornerstone 13 -- Series L...     1.10%          0.35%         0.25%      1.70%     1.70%

Retirement Cornerstone 15 -- Series B...     0.80%          0.30%         0.20%      1.30%     1.30%

Retirement Cornerstone 15 -- Series E...     0.80%          0.30%         0.20%      1.30%     1.30%

Retirement Cornerstone 15 -- Series CP..     1.05%          0.35%         0.25%      1.65%     1.65%

Retirement Cornerstone 15 -- Series L...     1.10%          0.35%         0.25%      1.70%     1.70%

   Included as part of "Contract Maintenance Charges" in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value as a redemption of units.

   The table below lists the fees charged by the Variable Investment Option assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or a Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                                 When charge
                Charges                          is deducted                  Amount deducted                How deducted
                 -------                         -----------                  ---------------                 ------------

Charges for state premium and other       At time of transaction     Varies by state                     Applied to an annuity
applicable taxes                                                                                         payout option

Annual Administrative charge              Annually on each contract  Depending on account value, in      Unit liquidation from
                                          date anniversary.          Years 1 to 2 lesser of $30 or 2%    account value
                                                                     of account value, thereafter $30

Contract Maintenance Fee                  Annually on each contract  Depending on the account value, if  Unit liquidation from
                                          date anniversary           less than $50,000 the fee is $50,   account value
                                                                     for amounts of $50,000 or higher,
                                                                     $0.

Withdrawal charge                         At time of transaction     Low - 0%                            Unit liquidation from
                                                                                                         account value

                                                                     High - 8% in contract years 1 and
                                                                     2. The charge declines 1% each
                                                                     contract year until it reaches 0%
                                                                     in contract year 10.

                                                                     *  Note - Depending on the
                                                                        contract and/or certain
                                                                        elections made under the
                                                                        contract, the withdrawal charge
                                                                        may or may not apply.

Charge for each additional transfer in    At time of transaction     Maximum Charge $35                  Unit liquidation from
excess of 12 transfers per contract year                             Current Charge $0                   account value

Special service charges

Express mail charge                       At time of transaction     Current and Maximum Charge: $35     Unit liquidation from
                                                                                                         account value

Wire transfer charge                      At time of transaction     Current and Maximum Charge: $90     Unit liquidation from
                                                                                                         account value

Duplicate contract charge                 At time of transaction     Current and Maximum Charge: $35     Unit liquidation from
                                                                                                         account value

Check preparation charge                  At time of transaction     Maximum Charge: $85. Current        Unit liquidation from
                                                                     charge: $0.                         account value

Charge for third party transfer or        At time of transaction     Maximum Charge: $125. Current       Unit liquidation from
exchange                                                             charge: $65.                        account value

                                                                     ** Note - This charge is currently
                                                                        waived. This waiver may
                                                                        discontinue at any time without
                                                                        notice.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

7. Contractowner Charges (Concluded)

                                               When charge
               Charges                         is deducted                   Amount deducted                How deducted
                -------                         -----------                  ---------------                 ------------

Guaranteed Minimum Income Benefit                                   Current charge: 1.05%. Maximum      Unit liquidation from
                                                                    charge 2.00%. AXA Equitable has     account value
                                                                    the discretion to change the
                                                                    current fee after the first two
                                                                    contract years but it will never
                                                                    exceed the maximum fee.

Guaranteed Minimum Death Benefit
Options:

Highest Anniversary Value Death         Annually on each contract   0.35% of the Annual ratchet to age  Unit liquidation from
Benefit                                 date anniversary            80 benefit base                     account value

Guaranteed Minimum Death Benefit        Annually on each contract   Current charge: 1.05%. Maximum      Unit liquidation from
                                        anniversary                 charge 2.00%. AXA Equitable has     account value
                                                                    the discretion to change the
                                                                    current fee after the first two
                                                                    contract years but it will never
                                                                    exceed the maximum fee.

Greater of death benefit                Annually on each contract   Current Charge 0.90%. Maximum       Unit liquidation from
                                        date anniversary            charge can be increased to 1.05%    account value
                                                                    if the roll-up benefit base to age
                                                                    85 resets

                                        Annually on each contract   Current Charge 0.95%. Maximum       Unit liquidation from
                                        date anniversary            charge can be increased to 1.10%    account value
                                                                    if the roll-up benefit base to age
                                                                    85 resets

Greater of GMDB I                       Annually on each contract   GMBD I election: 1.10% (max 1.25%)  Unit liquidation from
                                        date anniversary                                                account value

Greater of GMBD II                      Annually on each contract   GMBD II election: 1.25% (max 1.40%) Unit liquidation from
                                        date anniversary                                                account value

Greater of GMIB I                       Annually on each contract   GMIB I election: 1.15% (max 1.30%)  Unit liquidation from
                                        date anniversary                                                account value

Greater of GMIB II                      Annually on each contract   GMIB II election: 1.15% (max 1.45%) Unit liquidation from
                                        date anniversary                                                account value

Guaranteed Income Benefit Charge        Annually on each contract   Current Charge 0.90%. Maximum       Unit liquidation from
                                        date anniversary            charge can be increased to 1.20%    account value
                                                                    if the GIB benefit base resets.

                                        Annually on each contract   Current Charge 0.95%. Maximum       Unit liquidation from
                                        date anniversary            charge can be increased to 1.25%    account value
                                                                    if the GIB benefit base resets

Return of Principal Death Benefit       Annually on each contract   No Charge
Charge                                  date anniversary

Highest Anniversary Value Death         Annually on each contract   0.25% -- Current Charge (Maximum    Unit liquidation from
Benefit Charge                          date anniversary            0.25%)                              account value

Annual Ratchet Death Benefit Charge     Annually on each contract   0.25% -- Current Charge (Maximum    Unit liquidation from
                                        date anniversary            0.25%)                              account value

Earnings Enhancement Benefit            Annually on each contract   0.35%                               Unit liquidation from
                                        date anniversary for which                                      account value
                                        the benefit is in effect.

Guaranteed Withdrawal Benefit for Life  Annually on each contract   GMIB I Conversion: Current charge   Unit liquidation from
                                        date anniversary for which  1.10%. Maximum charge can be be     account value
                                        the benefit is in effect.   increased to 1.40%, if the GMIB is
                                                                    reset or if the GWBL benefit
                                                                    ratchets after conversion

                                                                    GMIB II Conversion: Current charge
                                                                    1.25%. Maximum charge can be be
                                                                    increased to 1.55%, if the GMIB II
                                                                    is reset or if the GWBL benefit
                                                                    ratchets after conversion.

Protected Premium Death Benefit         Annually on each contract   Depending on the contract and age   Unit liquidation from
                                        date anniversary            Current Charge: Ranges from low of  account value
                                                                    0.60% to age 65 to 20.00% over age
                                                                    95
                                                                    Maximum Charge: Ranges from low of
                                                                    1.20% to age 65 and 40.00% over
                                                                    age 95.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015


8. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                            Years Ended December 31,
                                                      -------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
7Twelve/TM/ Balanced Portfolio
     2015  Lowest contract charge 0.30% Class 4 (g)     $ 9.15            --                 --            --       (7.67)%
           Highest contract charge 1.70% Class 4        $ 9.89            --                 --            --       (8.93)%
           All contract charges                             --         7,921            $77,313          0.47%
     2014  Lowest contract charge 1.20% Class 4         $ 9.80            --                 --            --       (1.51)%
           Highest contract charge 1.70% Class 4        $10.86            --                 --            --       (1.99)%
           All contract charges                             --         8,243            $88,452          0.33%
     2013  Lowest contract charge 1.20% Class 4 (g)     $ 9.95            --                 --            --        0.40%
           Highest contract charge 1.70% Class 4        $11.08            --                 --            --        6.13%
           All contract charges                             --         5,107            $56,709          0.36%
     2012  Lowest contract charge 1.30% Class 4 (d)     $10.47            --                 --            --        4.70%
           Highest contract charge 1.70% Class 4 (d)    $10.44            --                 --            --        4.50%
           All contract charges                             --         1,723            $18,028          0.00%
AB VPS Balanced Wealth Strategy Portfolio
     2015  Lowest contract charge 1.30% Class B         $14.29            --                 --            --        0.00%
           Highest contract charge 1.70% Class B        $13.94            --                 --            --       (0.43)%
           All contract charges                             --           376            $ 5,337          2.01%
     2014  Lowest contract charge 1.30% Class B         $14.29            --                 --            --        5.70%
           Highest contract charge 1.70% Class B        $14.00            --                 --            --        5.34%
           All contract charges                             --           359            $ 5,097          2.41%
2013 (ae)  Lowest contract charge 1.30% Class B         $13.52            --                 --            --       14.77%
           Highest contract charge 1.70% Class B        $13.29            --                 --            --       14.27%
           All contract charges                             --           398            $ 5,366          2.25%
2012 (ac)  Lowest contract charge 1.30% Class B (d)     $11.78            --                 --            --        3.33%
           Highest contract charge 1.70% Class B (d)    $11.63            --                 --            --        3.01%
           All contract charges                             --           119            $ 1,407          1.43%
2012 (ad)  Lowest contract charge 1.30% Class B         $11.78            --                 --            --       11.87%
           Highest contract charge 1.70% Class B        $11.63            --                 --            --       11.40%
           All contract charges                             --           263            $ 3,080          2.04%
2011 (ad)  Lowest contract charge 1.30% Class B         $10.53            --                 --            --       (4.27)%
           Highest contract charge 1.70% Class B        $10.44            --                 --            --       (4.66)%
           All contract charges                             --           209            $ 2,189          2.01%
AB VPS Global Thematic Growth Portfolio
     2015  Lowest contract charge 1.10% Class B (u)     $ 9.40            --                 --            --       (6.37)%
           Highest contract charge 1.25% Class B        $ 9.83            --                 --            --        1.34%
           All contract charges                             --            15            $   147          0.00%
     2014  Lowest contract charge 1.20% Class B (p)     $ 9.70            --                 --            --       (0.72)%
           Highest contract charge 1.25% Class B (p)    $ 9.70            --                 --            --       (0.72)%
           All contract charges                             --             2            $    18          0.00%
AB VPS Growth and Income Portfolio
     2015  Lowest contract charge 1.10% Class B (u)     $ 9.89            --                 --            --       (0.80)%
           Highest contract charge 1.25% Class B        $10.26            --                 --            --        0.20%
           All contract charges                             --           108            $ 1,099          1.36%
     2014  Lowest contract charge 1.20% Class B (p)     $10.25            --                 --            --        3.02%
           Highest contract charge 1.25% Class B (p)    $10.24            --                 --            --        2.91%
           All contract charges                             --            --            $     5          0.00%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                             Years Ended December 31,
                                                      --------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
AB VPS International Growth Portfolio
     2015  Lowest contract charge 0.65% Class B         $10.01           --                 --             --        (2.82)%
           Highest contract charge 1.70% Class B        $10.87           --                 --             --        (3.81)%
           All contract charges                             --          802             $8,882           0.06%
     2014  Lowest contract charge 0.65% Class B         $10.30           --                 --             --        (2.09)%
           Highest contract charge 1.70% Class B        $11.30           --                 --             --        (3.09)%
           All contract charges                             --          759             $8,710           0.00%
2013 (ae)  Lowest contract charge 0.65% Class B         $10.52           --                 --             --        12.63%
           Highest contract charge 1.70% Class B        $11.66           --                 --             --        11.37%
           All contract charges                             --          637             $7,506           0.76%
2012 (ac)  Lowest contract charge 1.30% Class B (d)     $10.60           --                 --             --         1.73%
           Highest contract charge 1.65% Class B (d)    $10.49           --                 --             --         1.55%
           All contract charges                             --           54             $  570           1.05%
2012 (ad)  Lowest contract charge 0.65% Class B         $ 9.34           --                 --             --        14.46%
           Highest contract charge 1.70% Class B        $10.47           --                 --             --        13.31%
           All contract charges                             --          456             $4,810           1.50%
2011 (ad)  Lowest contract charge 0.65% Class B (a)     $ 8.16           --                 --             --       (17.16)%
           Highest contract charge 1.70% Class B        $ 9.24           --                 --             --       (17.50)%
           All contract charges                             --          393             $3,650           2.67%
AB VPS Real Estate Investment Portfolio
     2015  Lowest contract charge 1.10% Class B (u)     $10.08           --                 --             --         2.44%
           Highest contract charge 1.25% Class B        $10.68           --                 --             --        (0.56)%
           All contract charges                             --          154             $1,646           1.62%
     2014  Lowest contract charge 1.20% Class B (p)     $10.74           --                 --             --        11.99%
           Highest contract charge 1.25% Class B (p)    $10.74           --                 --             --        11.99%
           All contract charges                             --            9             $  104           0.00%
AB VPS Small/Mid Cap Value Portfolio
     2015  Lowest contract charge 0.30% Class B (p)     $ 9.49           --                 --             --        (5.95)%
           Highest contract charge 1.25% Class B        $ 9.37           --                 --             --        (6.86)%
           All contract charges                             --          122             $1,140           0.54%
     2014  Lowest contract charge 1.20% Class B (p)     $10.06           --                 --             --         3.60%
           Highest contract charge 1.25% Class B (p)    $10.06           --                 --             --         3.60%
           All contract charges                             --           15             $  146           0.00%
All Asset Aggressive-Alt 25
     2015  Lowest contract charge 1.10% Class B (u)     $ 9.06           --                 --             --        (8.58)%
           Highest contract charge 1.70% Class B        $10.47           --                 --             --        (6.01)%
           All contract charges                             --          873             $9,052           0.85%
     2014  Lowest contract charge 1.20% Class B         $10.18           --                 --             --         1.09%
           Highest contract charge 1.70% Class B        $11.14           --                 --             --         0.54%
           All contract charges                             --          630             $6,908           2.11%
     2013  Lowest contract charge 1.25% Class B (g)     $10.07           --                 --             --         1.41%
           Highest contract charge 1.70% Class B (e)    $11.08           --                 --             --        10.58%
           All contract charges                             --          202             $2,239           2.74%
All Asset Aggressive-Alt 50
     2015  Lowest contract charge 1.10% Class B (u)     $ 8.82           --                 --             --       (10.46)%
           Highest contract charge 1.25% Class B        $ 9.16           --                 --             --        (8.03)%
           All contract charges                             --           45             $  414           0.95%
     2014  Lowest contract charge 1.25% Class B         $ 9.97           --                 --             --         0.40%
           Highest contract charge 1.25% Class B        $ 9.96           --                 --             --         0.30%
           All contract charges                             --           30             $  299           2.86%
     2013  Lowest contract charge 1.20% Class B (g)     $ 9.93           --                 --             --         0.51%
           Highest contract charge 1.20% Class B (g)    $ 9.93           --                 --             --         0.51%
           All contract charges                             --            2             $   18           2.77%
All Asset Aggressive-Alt 75
     2015  Lowest contract charge 1.10% Class B (u)     $ 8.62           --                 --             --       (12.04)%
           Highest contract charge 1.25% Class B        $ 8.71           --                 --             --       (10.39)%
           All contract charges                             --           66             $  585           1.21%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                              Years Ended December 31,
                                                        -------------------------------------------------------------------
                                                                   Units Outstanding Accumulation Unit  Investment    Total
                                                        Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                        ---------- ----------------- ----------------- ------------- --------
All Asset Aggressive-Alt 75 (Continued)
     2014  Lowest contract charge 1.20% Class B           $ 9.72            --                 --            --       (0.92)%
           Highest contract charge 1.25% Class B          $ 9.72            --                 --            --       (0.92)%
           All contract charges                               --            48            $   458          3.28%
     2013  Lowest contract charge 1.25% Class B (g)       $ 9.81            --                 --            --       (0.20)%
           Highest contract charge 1.25% Class B (g)      $ 9.81            --                 --            --       (0.20)%
           All contract charges                               --             2            $    15          2.82%
All Asset Growth-Alt 20
     2015  Lowest contract charge 1.30% Class A           $13.19            --                 --            --       (5.18)%
           Highest contract charge 1.70% Class A          $12.86            --                 --            --       (5.65)%
           All contract charges                               --         1,122            $14,722          0.88%
     2014  Lowest contract charge 1.30% Class A           $13.91            --                 --            --        1.02%
           Highest contract charge 1.70% Class A          $13.63            --                 --            --        0.66%
           All contract charges                               --           907            $12,546          1.58%
2013 (ae)  Lowest contract charge 1.30% Class A           $13.77            --                 --            --       12.68%
           Highest contract charge 1.70% Class A          $13.54            --                 --            --       12.18%
           All contract charges                               --           721            $ 9,868          1.63%
2012 (ac)  Lowest contract charge 1.30% Class A (d)       $12.22            --                 --            --        2.35%
           Highest contract charge 1.70% Class A (d)      $12.07            --                 --            --        2.12%
           All contract charges                               --            81            $   976          2.74%
2012 (ad)  Lowest contract charge 1.30% Class A           $12.22            --                 --            --       10.49%
           Highest contract charge 1.70% Class A          $12.07            --                 --            --       10.13%
           All contract charges                               --           429            $    --          1.59%
2011 (ad)  Lowest contract charge 1.30% Class A           $11.06            --                 --            --       (4.49)%
           Highest contract charge 1.70% Class A          $10.96            --                 --            --       (4.94)%
           All contract charges                               --           365            $    --          2.31%
All Asset Moderate Growth-Alt 15
     2015  Lowest contract charge 1.30% Class B           $10.24            --                 --            --       (5.01)%
           Highest contract charge 1.70% Class B          $10.12            --                 --            --       (5.42)%
           All contract charges                               --         1,186            $12,106          0.94%
     2014  Lowest contract charge 1.30% Class B           $10.78            --                 --            --        1.13%
           Highest contract charge 1.70% Class B          $10.70            --                 --            --        0.75%
           All contract charges                               --           830            $ 8,927          2.56%
     2013  Lowest contract charge 1.30% Class B (e)       $10.66            --                 --            --        6.39%
           Highest contract charge 1.70% Class B (e)      $10.62            --                 --            --        5.99%
           All contract charges                               --           245            $ 2,610          2.73%
ALPS | Red Rocks Listed Private Equity Portfolio
     2015  Lowest contract charge 1.10% Class III (v)     $ 9.34            --                 --            --       (9.42)%
           Highest contract charge 1.25% Class III (v)    $ 9.34            --                 --            --       (9.48)%
           All contract charges                               --            48            $   457          0.62%
American Century VP Inflation Protection Fund
     2015  Lowest contract charge 1.10% Class II (u)      $ 9.53            --                 --            --       (3.54)%
           Highest contract charge 1.25% Class II         $ 9.55            --                 --            --       (3.63)%
           All contract charges                               --           337            $ 3,208          1.92%
     2014  Lowest contract charge 1.20% Class II          $ 9.92            --                 --            --        2.06%
           Highest contract charge 1.25% Class II         $ 9.91            --                 --            --        1.95%
           All contract charges                               --           218            $ 2,169          1.51%
     2013  Lowest contract charge 1.20% Class II (g)      $ 9.72            --                 --            --       (2.02)%
           Highest contract charge 1.25% Class II (g)     $ 9.72            --                 --            --       (2.02)%
           All contract charges                               --             8            $    83          0.00%
American Century VP Large Company Value
     2015  Lowest contract charge 1.30% Class II          $17.23            --                 --            --       (5.28)%
           Highest contract charge 1.70% Class II         $16.81            --                 --            --       (5.67)%
           All contract charges                               --           147            $ 2,523          1.35%
     2014  Lowest contract charge 1.30% Class II          $18.19            --                 --            --       11.25%
           Highest contract charge 1.70% Class II         $17.82            --                 --            --       10.89%
           All contract charges                               --           143            $ 2,581          1.29%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                             Years Ended December 31,
                                                       -------------------------------------------------------------------
                                                                  Units Outstanding Accumulation Unit  Investment    Total
                                                       Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                       ---------- ----------------- ----------------- ------------- --------
American Century VP Large Company Value (Continued)
2013 (ae)  Lowest contract charge 1.30% Class II         $16.35            --                 --            --       29.35%
           Highest contract charge 1.70% Class II        $16.07            --                 --            --       28.77%
           All contract charges                              --           144            $ 2,355          1.40%
2012 (ad)  Lowest contract charge 1.30% Class II         $12.64            --                 --            --       14.91%
           Highest contract charge 1.70% Class II        $12.48            --                 --            --       14.39%
           All contract charges                              --           127            $ 1,609          1.72%
2011 (ad)  Lowest contract charge 1.30% Class II         $11.00            --                 --            --       (0.45)%
           Highest contract charge 1.70% Class II        $10.91            --                 --            --       (0.82)%
           All contract charges                              --           108            $ 1,180          1.66%
American Century VP Mid Cap Value Fund
     2015  Lowest contract charge 0.30% Class II (g)     $11.67            --                 --            --       (1.85)%
           Highest contract charge 1.70% Class II        $19.31            --                 --            --       (3.26)%
           All contract charges                              --         3,932            $69,442          1.51%
     2014  Lowest contract charge 0.65% Class II         $17.99            --                 --            --       15.47%
           Highest contract charge 1.70% Class II        $19.96            --                 --            --       14.32%
           All contract charges                              --         2,544            $47,809          1.03%
2013 (ae)  Lowest contract charge 0.65% Class II         $15.58            --                 --            --       29.08%
           Highest contract charge 1.70% Class II        $17.46            --                 --            --       27.63%
           All contract charges                              --         1,571            $27,657          1.11%
2012 (ac)  Lowest contract charge 1.30% Class II (d)     $13.85            --                 --            --        5.64%
           Highest contract charge 1.70% Class II (d)    $13.68            --                 --            --        5.39%
           All contract charges                              --           185            $ 2,554          1.63%
2012 (ad)  Lowest contract charge 0.65% Class II         $12.07            --                 --            --       15.50%
           Highest contract charge 1.70% Class II        $13.68            --                 --            --       14.29%
           All contract charges                              --           701            $ 9,649          1.93%
2011 (ad)  Lowest contract charge 0.65% Class II (a)     $10.45            --                 --            --       (3.24)%
           Highest contract charge 1.70% Class II        $11.97            --                 --            --       (2.52)%
           All contract charges                              --           550            $ 6,610          1.36%
American Funds Insurance Series(R) Asset Allocation Fund/SM/
     2015  Lowest contract charge 1.10% Class 4 (u)      $ 9.72            --                 --            --       (2.11)%
           Highest contract charge 1.25% Class 4         $10.65            --                 --            --       (0.19)%
           All contract charges                              --         1,420            $14,981          2.33%
     2014  Lowest contract charge 1.20% Class 4          $10.67            --                 --            --        3.89%
           Highest contract charge 1.25% Class 4         $10.67            --                 --            --        3.89%
           All contract charges                              --           718            $ 7,663          3.06%
     2013  Lowest contract charge 1.20% Class 4 (g)      $10.27            --                 --            --        2.09%
           Highest contract charge 1.25% Class 4 (g)     $10.27            --                 --            --        2.09%
           All contract charges                              --            35            $   356          1.45%
American Funds Insurance Series(R) Bond Fund/SM/
     2015  Lowest contract charge 0.65% Class 4          $10.02            --                 --            --       (0.79)%
           Highest contract charge 1.70% Class 4         $ 9.82            --                 --            --       (1.80)%
           All contract charges                              --         2,649            $26,193          2.07%
     2014  Lowest contract charge 0.65% Class 4          $10.10            --                 --            --        4.45%
           Highest contract charge 1.70% Class 4         $10.00            --                 --            --        3.41%
           All contract charges                              --         1,029            $10,341          4.09%
     2013  Lowest contract charge 1.30% Class 4 (e)      $ 9.71            --                 --            --       (2.80)%
           Highest contract charge 1.70% Class 4 (e)     $ 9.67            --                 --            --       (3.20)%
           All contract charges                              --           150            $ 1,449          3.39%
American Funds Insurance Series(R) Global Growth Fund/SM/
     2015  Lowest contract charge 0.30% Class 4 (g)      $11.37            --                 --            --        6.36%
           Highest contract charge 1.25% Class 4         $11.13            --                 --            --        5.30%
           All contract charges                              --           244            $ 2,669          1.33%
     2014  Lowest contract charge 1.20% Class 4          $10.57            --                 --            --        0.76%
           Highest contract charge 1.25% Class 4         $10.57            --                 --            --        0.76%
           All contract charges                              --           129            $ 1,356          2.11%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                                    Years Ended December 31,
                                                             ---------------------------------------------------------------
                                                                           Units Outstanding Accumulation Unit  Investment
                                                             Unit Value         (000's)       Values (000's)   Income Ratio*
                                                             ----------    ----------------- ----------------- -------------
American Funds Insurance Series(R) Global Growth Fund/SM/ (Continued)
2013         Lowest contract charge 1.20% Class 4 (g)          $10.49               --                 --            --
             Highest contract charge 1.25% Class 4 (g)         $10.49               --                 --            --
             All contract charges                                  --                7            $    80          1.53%
American Funds Insurance Series(R) Global Small Capitalization Fund/SM/
2015         Lowest contract charge 0.30% Class 4 (g)          $10.45               --                 --            --
             Highest contract charge 1.70% Class 4             $11.46               --                 --            --
             All contract charges                                  --            1,077            $12,084          0.00%
2014         Lowest contract charge 1.20% Class 4              $10.37               --                 --            --
             Highest contract charge 1.70% Class 4             $11.66               --                 --            --
             All contract charges                                  --              604            $ 6,910          0.10%
2013         Lowest contract charge 1.25% Class 4 (g)          $10.31               --                 --            --
             Highest contract charge 1.70% Class 4 (e)         $11.64               --                 --            --
             All contract charges                                  --              160            $ 1,859          0.34%
American Funds Insurance Series(R) Growth-Income Fund/SM/
2015         Lowest contract charge 0.30% Class 4 (g)          $11.65               --                 --            --
             Highest contract charge 1.25% Class 4             $11.41               --                 --            --
             All contract charges                                  --              371            $ 4,158          1.91%
2014         Lowest contract charge 1.20% Class 4              $11.42               --                 --            --
             Highest contract charge 1.25% Class 4             $11.42               --                 --            --
             All contract charges                                  --              136            $ 1,561          2.38%
2013         Lowest contract charge 1.20% Class 4 (g)          $10.48               --                 --            --
             Highest contract charge 1.25% Class 4 (g)         $10.48               --                 --            --
             All contract charges                                  --                6            $    65          0.21%
American Funds Insurance Series(R) International Growth and Income Fund/SM/
2015         Lowest contract charge 1.10% Class 4 (u)          $ 8.80               --                 --            --
             Highest contract charge 1.25% Class 4             $ 9.00               --                 --            --
             All contract charges                                  --              319            $ 2,871          2.52%
2014         Lowest contract charge 1.20% Class 4              $ 9.68               --                 --            --
             Highest contract charge 1.25% Class 4             $ 9.68               --                 --            --
             All contract charges                                  --              172            $ 1,662          5.12%
2013         Lowest contract charge 1.20% Class 4 (g)          $10.15               --                 --            --
             Highest contract charge 1.25% Class 4 (g)         $10.15               --                 --            --
             All contract charges                                  --               12            $   125          0.24%
American Funds Insurance Series(R) Managed Risk Asset Allocation Fund/SM/
2015         Lowest contract charge 1.30% Class P-2            $11.33               --                 --            --
             Highest contract charge 1.70% Class P-2           $11.20               --                 --            --
             All contract charges                                  --              504            $ 5,699          1.50%
2014         Lowest contract charge 1.30% Class P-2            $11.61               --                 --            --
             Highest contract charge 1.70% Class P-2           $11.52               --                 --            --
             All contract charges                                  --              489            $ 5,664          0.08%
2013         Lowest contract charge 1.00% Class P-2 (e)        $11.43               --                 --            --
             Highest contract charge 1.70% Class P-2 (e)       $11.39               --                 --            --
             All contract charges                                  --              191            $ 2,180          1.77%
American Funds Insurance Series(R) New World Fund(R)
2015         Lowest contract charge 0.30% Class 4 (g)          $ 8.93               --                 --            --
             Highest contract charge 1.70% Class 4             $ 9.26               --                 --            --
             All contract charges                                  --            3,247            $29,955          0.58%
2014         Lowest contract charge 1.20% Class 4              $ 9.17               --                 --            --
             Highest contract charge 1.70% Class 4             $ 9.75               --                 --            --
             All contract charges                                  --            2,069            $20,029          1.59%
2013         Lowest contract charge 1.20% Class 4 (g)          $10.11               --                 --            --
             Highest contract charge 1.70% Class 4 (e)         $10.79               --                 --            --
             All contract charges                                  --              615            $ 6,625          3.55%

--------
 Total
Return**
--------

Lowest contract charge 1.20% Class 4 (g)           4.48%
Highest contract charge 1.25% Class 4 (g)          4.48%
All contract charges

Lowest contract charge 0.30% Class 4 (g)          (0.29)%
Highest contract charge 1.70% Class 4             (1.72)%
All contract charges
Lowest contract charge 1.20% Class 4               0.58%
Highest contract charge 1.70% Class 4              0.17%
All contract charges
Lowest contract charge 1.25% Class 4 (g)           3.31%
Highest contract charge 1.70% Class 4 (e)         15.94%
All contract charges

Lowest contract charge 0.30% Class 4 (g)           0.95%
Highest contract charge 1.25% Class 4             (0.09)%
All contract charges
Lowest contract charge 1.20% Class 4               8.97%
Highest contract charge 1.25% Class 4              8.97%
All contract charges
Lowest contract charge 1.20% Class 4 (g)           4.07%
Highest contract charge 1.25% Class 4 (g)          4.17%
All contract charges

Lowest contract charge 1.10% Class 4 (u)         (12.09)%
Highest contract charge 1.25% Class 4             (7.02)%
All contract charges
Lowest contract charge 1.20% Class 4              (4.63)%
Highest contract charge 1.25% Class 4             (4.63)%
All contract charges
Lowest contract charge 1.20% Class 4 (g)           2.22%
Highest contract charge 1.25% Class 4 (g)          2.22%
All contract charges

Lowest contract charge 1.30% Class P-2            (2.41)%
Highest contract charge 1.70% Class P-2           (2.78)%
All contract charges
Lowest contract charge 1.30% Class P-2             1.57%
Highest contract charge 1.70% Class P-2            1.14%
All contract charges
Lowest contract charge 1.00% Class P-2 (e)        13.62%
Highest contract charge 1.70% Class P-2 (e)       13.22%
All contract charges

Lowest contract charge 0.30% Class 4 (g)          (3.67)%
Highest contract charge 1.70% Class 4             (5.03)%
All contract charges
Lowest contract charge 1.20% Class 4              (9.30)%
Highest contract charge 1.70% Class 4             (9.64)%
All contract charges
Lowest contract charge 1.20% Class 4 (g)           1.61%
Highest contract charge 1.70% Class 4 (e)          7.79%
All contract charges

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                            Years Ended December 31,
                                                     --------------------------------------------------------------------
                                                                Units Outstanding Accumulation Unit  Investment    Total
                                                     Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                     ---------- ----------------- ----------------- ------------- --------
AXA 400 Managed Volatility
     2015  Lowest contract charge 0.65% Class B        $15.23            --                 --            --        (3.73)%
           Highest contract charge 1.70% Class B       $17.19            --                 --            --        (4.76)%
           All contract charges                            --         4,241           $ 72,320          0.54%
     2014  Lowest contract charge 0.65% Class B        $15.82            --                 --            --         8.06%
           Highest contract charge 1.70% Class B       $18.05            --                 --            --         6.93%
           All contract charges                            --         4,305           $ 77,669          0.40%
2013 (ae)  Lowest contract charge 0.65% Class B        $14.64            --                 --            --        30.83%
           Highest contract charge 1.70% Class B       $16.88            --                 --            --        29.45%
           All contract charges                            --         4,545           $ 76,952          0.16%
2012 (ad)  Lowest contract charge 1.65% Class II       $11.19            --                 --            --        15.72%
           Highest contract charge 1.70% Class II      $13.04            --                 --            --        14.49%
           All contract charges                            --         4,830           $ 63,475          0.23%
2011 (ad)  Lowest contract charge 0.65% Class B (a)    $ 9.67            --                 --            --       (11.93)%
           Highest contract charge 1.70% Class B       $11.39            --                 --            --        (9.75)%
           All contract charges                            --         3,936           $ 45,056          0.05%
AXA 500 Managed Volatility
     2015  Lowest contract charge 0.65% Class B        $16.32            --                 --            --        (0.24)%
           Highest contract charge 1.70% Class B       $16.94            --                 --            --        (1.34)%
           All contract charges                            --        10,031           $170,851          0.90%
     2014  Lowest contract charge 0.65% Class B        $16.36            --                 --            --        11.83%
           Highest contract charge 1.70% Class B       $17.17            --                 --            --        10.70%
           All contract charges                            --        10,706           $185,193          0.57%
2013 (ae)  Lowest contract charge 0.65% Class B        $14.63            --                 --            --        30.04%
           Highest contract charge 1.70% Class B       $15.51            --                 --            --        28.71%
           All contract charges                            --        11,690           $182,711          0.44%
2012 (ad)  Lowest contract charge 0.65% Class B        $11.25            --                 --            --        14.10%
           Highest contract charge 1.70% Class B       $12.05            --                 --            --        12.83%
           All contract charges                            --        12,550           $152,404          0.63%
2011 (ad)  Lowest contract charge 0.65% Class B (a)    $ 9.86            --                 --            --        (7.24)%
           Highest contract charge 1.70% Class B       $10.68            --                 --            --        (5.40)%
           All contract charges                            --         9,807           $105,270          0.61%
AXA 2000 Managed Volatility
     2015  Lowest contract charge 0.65% Class B        $14.48            --                 --            --        (5.73)%
           Highest contract charge 1.70% Class B       $16.76            --                 --            --        (6.68)%
           All contract charges                            --         4,452           $ 74,582          0.39%
     2014  Lowest contract charge 0.65% Class B        $15.36            --                 --            --         3.36%
           Highest contract charge 1.70% Class B       $17.96            --                 --            --         2.28%
           All contract charges                            --         4,617           $ 83,163          0.15%
2013 (ae)  Lowest contract charge 0.65% Class B        $14.86            --                 --            --        36.46%
           Highest contract charge 1.70% Class B       $17.56            --                 --            --        35.08%
           All contract charges                            --         4,681           $ 82,678          0.11%
2012 (ad)  Lowest contract charge 0.65% Class B        $10.89            --                 --            --        14.75%
           Highest contract charge 1.70% Class B       $13.00            --                 --            --        13.44%
           All contract charges                            --         5,328           $ 69,826          0.33%
2011 (ad)  Lowest contract charge 0.65% Class B (a)    $ 9.49            --                 --            --       (13.81)%
           Highest contract charge 1.70% Class B       $11.46            --                 --            --       (12.05)%
           All contract charges                            --         4,308           $ 49,629          0.03%
AXA Aggressive Allocation
     2015  Lowest contract charge 1.30% Class A        $14.77            --                 --            --        (3.02)%
           Highest contract charge 1.70% Class A       $14.41            --                 --            --        (3.42)%
           All contract charges                            --         1,184           $ 17,376          0.93%
     2014  Lowest contract charge 1.30% Class A        $15.23            --                 --            --         3.32%
           Highest contract charge 1.70% Class A       $14.92            --                 --            --         2.97%
           All contract charges                            --         1,348           $ 20,405          1.53%
2013 (ae)  Lowest contract charge 1.30% Class A        $14.74            --                 --            --        24.81%
           Highest contract charge 1.70% Class A       $14.49            --                 --            --        24.27%
           All contract charges                            --         1,469           $ 21,547          2.52%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                            Years Ended December 31,
                                                      -------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
AXA Aggressive Allocation (Continued)
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $11.81             --                 --           --        2.96%
           Highest contract charge 1.65% Class A (d)    $11.68             --                 --           --        2.73%
           All contract charges                             --            194         $    2,281         3.61%
2012 (ad)  Lowest contract charge 1.30% Class A         $11.81             --                 --           --       12.69%
           Highest contract charge 1.70% Class A        $11.66             --                 --           --       12.22%
           All contract charges                             --          1,253         $   14,748         0.83%
2011 (ad)  Lowest contract charge 1.30% Class A         $10.48             --                 --           --       (8.47)%
           Highest contract charge 1.70% Class A        $10.39             --                 --           --       (8.86)%
           All contract charges                             --          1,194         $   12,486         1.24%
AXA Aggressive Allocation
     2015  Lowest contract charge 1.10% Class B (u)     $ 9.35             --                 --           --       (6.22)%
           Highest contract charge 1.25% Class B        $10.34             --                 --           --       (2.91)%
           All contract charges                             --            118         $    1,216         0.93%
     2014  Lowest contract charge 1.20% Class B         $10.66             --                 --           --        3.50%
           Highest contract charge 1.25% Class B        $10.65             --                 --           --        3.40%
           All contract charges                             --             94         $    1,006         1.53%
     2013  Lowest contract charge 1.25% Class B         $10.30             --                 --           --        2.59%
           Highest contract charge 1.25% Class B        $10.30             --                 --           --        2.59%
           All contract charges                             --              2         $       21         2.52%
AXA Aggressive Strategy
     2015  Lowest contract charge 1.30% Class B         $13.06             --                 --           --       (2.46)%
           Highest contract charge 1.70% Class B        $12.87             --                 --           --       (2.79)%
           All contract charges                             --        171,989         $2,236,469         1.43%
     2014  Lowest contract charge 1.30% Class B         $13.39             --                 --           --        4.86%
           Highest contract charge 1.70% Class B        $13.24             --                 --           --        4.42%
           All contract charges                             --        118,842         $1,585,315         1.99%
     2013  Lowest contract charge 1.30% Class B         $12.77             --                 --           --       21.85%
           Highest contract charge 1.70% Class B        $12.68             --                 --           --       21.34%
           All contract charges                             --         58,211         $  741,515         5.11%
     2012  Lowest contract charge 1.30% Class B (d)     $10.48             --                 --           --        3.25%
           Highest contract charge 1.70% Class B (d)    $10.45             --                 --           --        2.96%
           All contract charges                             --         11,834         $  123,880         2.25%
AXA Balanced Strategy
     2015  Lowest contract charge 0.65% Class B         $12.13             --                 --           --       (1.30)%
           Highest contract charge 1.70% Class B        $12.51             --                 --           --       (2.34)%
           All contract charges                             --        194,842         $2,525,918         1.04%
     2014  Lowest contract charge 0.65% Class B         $12.29             --                 --           --        3.71%
           Highest contract charge 1.70% Class B        $12.81             --                 --           --        2.64%
           All contract charges                             --        168,531         $2,235,687         1.25%
2013 (ae)  Lowest contract charge 1.30% Class B         $12.69             --                 --           --       12.20%
           Highest contract charge 1.70% Class B        $12.48             --                 --           --       11.73%
           All contract charges                             --        128,062         $1,658,532         2.35%
2012 (ac)  Lowest contract charge 1.30% Class B (d)     $11.31             --                 --           --        1.71%
           Highest contract charge 1.70% Class B (d)    $11.17             --                 --           --        1.45%
           All contract charges                             --         15,246         $  171,809         1.82%
2012 (ad)  Lowest contract charge 1.30% Class B         $11.31             --                 --           --        7.10%
           Highest contract charge 1.70% Class B        $11.17             --                 --           --        6.69%
           All contract charges                             --        102,120         $1,228,875         0.83%
2011 (ad)  Lowest contract charge 1.30% Class B         $10.56             --                 --           --       (3.65)%
           Highest contract charge 1.70% Class B        $10.47             --                 --           --       (4.03)%
           All contract charges                             --         77,122         $  864,298         1.41%
AXA Conservative Growth Strategy
     2015  Lowest contract charge 0.65% Class B         $11.66             --                 --           --       (1.10)%
           Highest contract charge 1.70% Class B        $11.95             --                 --           --       (2.13)%
           All contract charges                             --         94,706         $1,168,745         0.99%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                             Years Ended December 31,
                                                      --------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
AXA Conservative Growth Strategy (Continued)
     2014  Lowest contract charge 0.65% Class B         $11.79            --                  --           --         3.15%
           Highest contract charge 1.70% Class B        $12.21            --                  --           --         2.01%
           All contract charges                             --        83,471          $1,051,381         1.11%
2013 (ae)  Lowest contract charge 0.65% Class B         $11.43            --                  --           --         9.80%
           Highest contract charge 1.70% Class B        $11.97            --                  --           --         8.62%
           All contract charges                             --        67,012          $  827,711         1.96%
2012 (ac)  Lowest contract charge 1.30% Class B (d)     $11.16            --                  --           --         1.45%
           Highest contract charge 1.70% Class B (d)    $11.02            --                  --           --         1.19%
           All contract charges                             --        10,259          $  114,078         1.85%
2012 (ad)  Lowest contract charge 0.65% Class B         $10.41            --                  --           --         6.55%
           Highest contract charge 1.70% Class B        $11.02            --                  --           --         5.45%
           All contract charges                             --        52,553          $  617,051         0.85%
2011 (ad)  Lowest contract charge 1.30% Class B         $10.55            --                  --           --        (2.68)%
           Highest contract charge 1.70% Class B        $10.45            --                  --           --        (3.15)%
           All contract charges                             --        41,147          $  456,027         1.49%
AXA Conservative Strategy
     2015  Lowest contract charge 0.65% Class B         $10.74            --                  --           --        (0.83)%
           Highest contract charge 1.70% Class B        $10.87            --                  --           --        (1.81)%
           All contract charges                             --        62,480          $  696,974         0.88%
     2014  Lowest contract charge 0.65% Class B         $10.83            --                  --           --         1.98%
           Highest contract charge 1.70% Class B        $11.07            --                  --           --         0.82%
           All contract charges                             --        52,780          $  599,559         0.83%
2013 (ae)  Lowest contract charge 0.65% Class B         $10.62            --                  --           --         3.71%
           Highest contract charge 1.70% Class B        $10.98            --                  --           --         2.62%
           All contract charges                             --        43,555          $  490,129         1.18%
2012 (ac)  Lowest contract charge 1.30% Class B (d)     $10.84            --                  --           --         0.84%
           Highest contract charge 1.70% Class B (d)    $10.70            --                  --           --         0.47%
           All contract charges                             --         6,987          $   75,437         1.90%
2012 (ad)  Lowest contract charge 0.65% Class B         $10.24            --                  --           --         3.75%
           Highest contract charge 1.70% Class B        $10.70            --                  --           --         2.69%
           All contract charges                             --        38,516          $  430,809         0.91%
2011 (ad)  Lowest contract charge 0.65% Class B (a)     $ 9.87            --                  --           --        (0.50)%
           Highest contract charge 1.70% Class B        $10.42            --                  --           --        (0.95)%
           All contract charges                             --        28,161          $  305,265         1.76%
AXA Global Equity Managed Volatility
     2015  Lowest contract charge 1.30% Class A         $12.98            --                  --           --        (3.06)%
           Highest contract charge 1.70% Class A        $12.67            --                  --           --        (3.36)%
           All contract charges                             --           530          $    6,839         0.93%
     2014  Lowest contract charge 1.30% Class A         $13.39            --                  --           --         0.37%
           Highest contract charge 1.70% Class A        $13.11            --                  --           --        (0.08)%
           All contract charges                             --           562          $    7,487         1.04%
2013 (ae)  Lowest contract charge 1.30% Class A         $13.34            --                  --           --        18.79%
           Highest contract charge 1.70% Class A        $13.12            --                  --           --        18.30%
           All contract charges                             --           481          $    6,377         0.91%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $11.23            --                  --           --         4.86%
           Highest contract charge 1.70% Class A (d)    $11.09            --                  --           --         4.52%
           All contract charges                             --            52          $      587         2.62%
2012 (ad)  Lowest contract charge 1.30% Class A         $11.23            --                  --           --        15.53%
           Highest contract charge 1.70% Class A        $11.09            --                  --           --        15.04%
           All contract charges                             --           344          $    3,855         1.40%
2011 (ad)  Lowest contract charge 1.30% Class A         $ 9.72            --                  --           --       (13.21)%
           Highest contract charge 1.70% Class A        $ 9.64            --                  --           --       (13.54)%
           All contract charges                             --           304          $    2,952         1.70%
AXA Global Equity Managed Volatility
     2015  Lowest contract charge 1.30% Class B         $27.55            --                  --           --        (2.99)%
           Highest contract charge 1.70% Class B        $19.53            --                  --           --        (3.41)%
           All contract charges                             --           328          $    8,040         0.93%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                             Years Ended December 31,
                                                      --------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
AXA Global Equity Managed Volatility (Continued)
     2014  Lowest contract charge 1.3% Class B          $28.40             --                 --           --         0.35%
           Highest contract charge 1.70% Class B        $20.22             --                 --           --         0.00%
           All contract charges                             --            294         $    7,409         1.04%
2013 (ae)  Lowest contract charge 1.3% Class B          $28.30             --                 --           --        18.81%
           Highest contract charge 1.70% Class B        $20.22             --                 --           --        18.31%
           All contract charges                             --            271         $    6,844         0.91%
2012 (ad)  Lowest contract charge 0.95% Class B         $19.21             --                 --           --        15.86%
           Highest contract charge 1.90% Class B        $16.57             --                 --           --        14.75%
           All contract charges                             --         42,150         $  893,065         1.40%
2011 (ad)  Lowest contract charge 0.95% Class B         $16.58             --                 --           --       (13.15)%
           Highest contract charge 1.90% Class B        $14.44             --                 --           --       (13.95)%
           All contract charges                             --         46,594         $  856,342         1.70%
AXA Growth Strategy
     2015  Lowest contract charge 0.65% Class B         $13.12             --                 --           --        (1.65)%
           Highest contract charge 1.70% Class B        $13.68             --                 --           --        (2.63)%
           All contract charges                             --        217,542         $3,107,504         1.26%
     2014  Lowest contract charge 0.65% Class B         $13.34             --                 --           --         4.96%
           Highest contract charge 1.70% Class B        $14.05             --                 --           --         3.84%
           All contract charges                             --        165,833         $2,437,544         1.66%
2013 (ae)  Lowest contract charge 0.65% Class B         $12.71             --                 --           --        19.45%
           Highest contract charge 1.70% Class B        $13.53             --                 --           --        18.17%
           All contract charges                             --        100,706         $1,440,835         3.63%
2012 (ac)  Lowest contract charge 1.30% Class B (d)     $11.60             --                 --           --         2.29%
           Highest contract charge 1.70% Class B (d)    $11.45             --                 --           --         1.96%
           All contract charges                             --         14,063         $  162,471         1.83%
2012 (ad)  Lowest contract charge 0.65% Class B         $10.64             --                 --           --        10.49%
           Highest contract charge 1.70% Class B        $11.45             --                 --           --         9.26%
           All contract charges                             --         77,432         $1,024,880         0.82%
2011 (ad)  Lowest contract charge 1.30% Class B         $10.57             --                 --           --        (5.62)%
           Highest contract charge 1.70% Class B        $10.48             --                 --           --        (6.01)%
           All contract charges                             --         60,162         $  726,066         1.28%
AXA International Core Managed Volatility (m)
     2015  Lowest contract charge 1.30% Class A         $10.41             --                 --           --        (5.54)%
           Highest contract charge 1.70% Class A        $10.15             --                 --           --        (5.93)%
           All contract charges                             --            445         $    4,593         0.06%
     2014  Lowest contract charge 1.30% Class A         $11.02             --                 --           --        (7.47)%
           Highest contract charge 1.70% Class A        $10.79             --                 --           --        (7.86)%
           All contract charges                             --            388         $    4,253         1.62%
2013 (ae)  Lowest contract charge 1.30% Class A         $11.91             --                 --           --        15.97%
           Highest contract charge 1.70% Class A        $11.71             --                 --           --        15.48%
           All contract charges                             --            285         $    3,370         0.92%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $10.27             --                 --           --         5.88%
           Highest contract charge 1.70% Class A (d)    $10.14             --                 --           --         5.52%
           All contract charges                             --             32         $      329         2.83%
2012 (ad)  Lowest contract charge 1.30% Class A         $10.27             --                 --           --        14.75%
           Highest contract charge 1.70% Class A        $10.14             --                 --           --        14.32%
           All contract charges                             --            250         $    2,555         1.44%
2011 (ad)  Lowest contract charge 1.30% Class A         $ 8.95             --                 --           --       (17.74)%
           Highest contract charge 1.70% Class A        $ 8.87             --                 --           --       (18.10)%
           All contract charges                             --            267         $    2,376         2.70%
AXA International Core Managed Volatility (m)
     2015  Lowest contract charge 1.30% Class B         $14.48             --                 --           --        (5.54)%
           Highest contract charge 1.70% Class B        $11.58             --                 --           --        (6.01)%
           All contract charges                             --            583         $    7,915         0.06%
     2014  Lowest contract charge 1.30% Class B         $15.33             --                 --           --        (7.48)%
           Highest contract charge 1.70% Class B        $12.32             --                 --           --        (7.85)%
           All contract charges                             --            545         $    7,822         1.62%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                             Years Ended December 31,
                                                      --------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
AXA International Core Managed Volatility (m) (Continued)
2013 (ae)  Lowest contract charge 1.30% Class B         $16.57            --                 --            --        16.04%
           Highest contract charge 1.70% Class B        $13.37            --                 --            --        15.56%
           All contract charges                             --           294           $  4,557          0.92%
2012 (ad)  Lowest contract charge 0.95% Class B         $12.84            --                 --            --        15.26%
           Highest contract charge 1.90% Class B        $11.25            --                 --            --        14.10%
           All contract charges                             --        47,756           $629,076          1.44%
2011 (ad)  Lowest contract charge 0.95% Class B         $11.14            --                 --            --       (17.73)%
           Highest contract charge 1.90% Class B        $ 9.86            --                 --            --       (18.51)%
           All contract charges                             --        52,811           $606,445          2.70%
AXA International Managed Volatility
     2015  Lowest contract charge 0.65% Class B         $10.27            --                 --            --        (3.02)%
           Highest contract charge 1.70% Class B        $10.21            --                 --            --        (4.13)%
           All contract charges                             --        11,114           $115,259          0.04%
     2014  Lowest contract charge 0.65% Class B         $10.59            --                 --            --        (7.11)%
           Highest contract charge 1.70% Class B        $10.65            --                 --            --        (8.03)%
           All contract charges                             --        11,094           $119,622          0.84%
2013 (ae)  Lowest contract charge 0.65% Class B         $11.40            --                 --            --        20.38%
           Highest contract charge 1.70% Class B        $11.58            --                 --            --        19.01%
           All contract charges                             --        10,689           $125,030          0.00%
2012 (ad)  Lowest contract charge 0.65% Class B         $ 9.47            --                 --            --        15.77%
           Highest contract charge 1.70% Class B        $ 9.73            --                 --            --        14.61%
           All contract charges                             --        11,384           $111,566          0.65%
2011 (ad)  Lowest contract charge 0.65% Class B (a)     $ 8.18            --                 --            --       (19.09)%
           Highest contract charge 1.70% Class B        $ 8.49            --                 --            --       (17.41)%
           All contract charges                             --         9,274           $ 79,116          1.87%
AXA International Value Managed Volatility
     2015  Lowest contract charge 1.30% Class A         $10.33            --                 --            --        (4.44)%
           Highest contract charge 1.70% Class A        $10.08            --                 --            --        (4.82)%
           All contract charges                             --           359           $  3,686          0.10%
     2014  Lowest contract charge 1.30% Class A         $10.81            --                 --            --        (8.39)%
           Highest contract charge 1.70% Class A        $10.59            --                 --            --        (8.71)%
           All contract charges                             --           375           $  4,031          1.63%
2013 (ae)  Lowest contract charge 1.30% Class A         $11.80            --                 --            --        17.76%
           Highest contract charge 1.70% Class A        $11.60            --                 --            --        17.29%
           All contract charges                             --           356           $  4,177          1.19%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $10.02            --                 --            --         7.40%
           Highest contract charge 1.65% Class A (d)    $ 9.91            --                 --            --         7.14%
           All contract charges                             --            11           $    106          4.45%
2012 (ad)  Lowest contract charge 1.30% Class A         $10.02            --                 --            --        15.97%
           Highest contract charge 1.70% Class A        $ 9.89            --                 --            --        15.40%
           All contract charges                             --           371           $  3,701          1.78%
2011 (ad)  Lowest contract charge 1.30% Class A         $ 8.64            --                 --            --       (17.00)%
           Highest contract charge 1.70% Class A        $ 8.57            --                 --            --       (17.36)%
           All contract charges                             --           354           $  3,054          1.92%
AXA Large Cap Core Managed Volatility (n)
     2015  Lowest contract charge 1.30% Class B         $18.54            --                 --            --        (0.96)%
           Highest contract charge 1.70% Class B        $13.43            --                 --            --        (1.40)%
           All contract charges                             --           493           $  8,225          1.05%
     2014  Lowest contract charge 1.30% Class B         $18.72            --                 --            --        10.18%
           Highest contract charge 1.70% Class B        $13.62            --                 --            --         9.75%
           All contract charges                             --           464           $  7,756          1.24%
2013 (ae)  Lowest contract charge 1.30% Class B         $16.99            --                 --            --        29.79%
           Highest contract charge 1.70% Class B        $12.41            --                 --            --        29.27%
           All contract charges                             --           222           $  3,386          0.59%
2012 (ad)  Lowest contract charge 0.95% Class B         $10.67            --                 --            --        13.87%
           Highest contract charge 1.90% Class B        $ 9.33            --                 --            --        12.82%
           All contract charges                             --        12,776           $137,932          1.12%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                            Years Ended December 31,
                                                      -------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
AXA Large Cap Core Managed Volatility (n) (Continued)
2011 (ad)  Lowest contract charge 0.95% Class B         $ 9.37            --                 --            --       (5.16)%
           Highest contract charge 1.90% Class B        $ 8.27            --                 --            --       (6.02)%
           All contract charges                             --        14,134           $134,375          1.03%
AXA Large Cap Growth Managed Volatility (o)
     2015  Lowest contract charge 1.30% Class A         $18.70            --                 --            --        2.69%
           Highest contract charge 1.70% Class A        $18.24            --                 --            --        2.24%
           All contract charges                             --           314           $  5,839          0.30%
     2014  Lowest contract charge 1.30% Class A         $18.21            --                 --            --        9.63%
           Highest contract charge 1.70% Class A        $17.84            --                 --            --        9.25%
           All contract charges                             --           289           $  5,230          0.24%
2013 (ae)  Lowest contract charge 1.30% Class A         $16.61            --                 --            --       33.63%
           Highest contract charge 1.70% Class A        $16.33            --                 --            --       33.09%
           All contract charges                             --           205           $  3,406          0.19%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $12.43            --                 --            --       (1.74)%
           Highest contract charge 1.65% Class A (d)    $12.29            --                 --            --       (1.99)%
           All contract charges                             --            11           $    139          1.35%
2012 (ad)  Lowest contract charge 1.30% Class A         $12.43            --                 --            --       12.29%
           Highest contract charge 1.70% Class A        $12.27            --                 --            --       11.75%
           All contract charges                             --           147           $  1,825          0.56%
2011 (ad)  Lowest contract charge 1.30% Class A         $11.07            --                 --            --       (4.57)%
           Highest contract charge 1.70% Class A        $10.98            --                 --            --       (4.94)%
           All contract charges                             --           170           $  1,871          0.50%
AXA Large Cap Growth Managed Volatility (o)
     2015  Lowest contract charge 1.30% Class B         $21.83            --                 --            --        2.68%
           Highest contract charge 1.70% Class B        $23.61            --                 --            --        2.25%
           All contract charges                             --           772           $ 17,200          0.30%
     2014  Lowest contract charge 1.30% Class B         $21.26            --                 --            --        9.64%
           Highest contract charge 1.70% Class B        $23.09            --                 --            --        9.22%
           All contract charges                             --           720           $ 15,801          0.24%
2013 (ae)  Lowest contract charge 1.30% Class B         $19.39            --                 --            --       33.63%
           Highest contract charge 1.70% Class B        $21.14            --                 --            --       33.04%
           All contract charges                             --           446           $  8,930          0.19%
2012 (ad)  Lowest contract charge 0.95% Class B         $17.90            --                 --            --       12.65%
           Highest contract charge 1.90% Class B        $15.39            --                 --            --       11.60%
           All contract charges                             --        33,585           $512,891          0.56%
2011 (ad)  Lowest contract charge 0.95% Class B         $15.89            --                 --            --       (4.56)%
           Highest contract charge 1.90% Class B        $13.79            --                 --            --       (5.48)%
           All contract charges                             --        37,076           $505,607          0.50%
AXA Large Cap Value Managed Volatility (j)
     2015  Lowest contract charge 1.30% Class A         $16.82            --                 --            --       (5.24)%
           Highest contract charge 1.70% Class A        $16.41            --                 --            --       (5.64)%
           All contract charges                             --           976           $ 16,144          2.25%
     2014  Lowest contract charge 1.30% Class A         $17.75            --                 --            --       10.73%
           Highest contract charge 1.70% Class A        $17.39            --                 --            --       10.34%
           All contract charges                             --           349           $  6,155          1.87%
2013 (ae)  Lowest contract charge 1.30% Class A         $16.03            --                 --            --       30.75%
           Highest contract charge 1.70% Class A        $15.76            --                 --            --       30.25%
           All contract charges                             --           185           $  2,945          1.14%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $12.26            --                 --            --        4.16%
           Highest contract charge 1.65% Class A (d)    $12.12            --                 --            --        3.86%
           All contract charges                             --            15           $    188          3.57%
2012 (ad)  Lowest contract charge 1.30% Class A         $12.26            --                 --            --       14.37%
           Highest contract charge 1.70% Class A        $12.10            --                 --            --       13.83%
           All contract charges                             --           127           $  1,541          1.54%
2011 (ad)  Lowest contract charge 1.30% Class A         $10.72            --                 --            --       (6.05)%
           Highest contract charge 1.70% Class A        $10.63            --                 --            --       (6.43)%
           All contract charges                             --           117           $  1,254          1.10%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                             Years Ended December 31,
                                                      --------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
AXA Large Cap Value Managed Volatility (j)
     2015  Lowest contract charge 1.30% Class B         $15.60            --                 --            --        (5.28)%
           Highest contract charge 1.70% Class B        $17.16            --                 --            --        (5.66)%
           All contract charges                             --           817           $ 12,896          2.25%
     2014  Lowest contract charge 1.30% Class B         $16.47            --                 --            --        10.76%
           Highest contract charge 1.70% Class B        $18.19            --                 --            --        10.31%
           All contract charges                             --           805           $ 13,433          1.87%
2013 (ae)  Lowest contract charge 1.30% Class B         $14.87            --                 --            --        30.78%
           Highest contract charge 1.70% Class B        $16.49            --                 --            --        30.25%
           All contract charges                             --           311           $  4,740          1.14%
2012 (ad)  Lowest contract charge 0.95% Class B         $14.19            --                 --            --        14.71%
           Highest contract charge 1.90% Class B        $12.28            --                 --            --        13.60%
           All contract charges                             --        80,831           $983,911          1.54%
2011 (ad)  Lowest contract charge 0.95% Class B         $12.37            --                 --            --        (5.93)%
           Highest contract charge 1.90% Class B        $10.81            --                 --            --        (6.81)%
           All contract charges                             --        91,140           $971,826          1.10%
AXA Mid Cap Value Managed Volatility
     2015  Lowest contract charge 1.30% Class A         $18.27            --                 --            --        (4.79)%
           Highest contract charge 1.70% Class A        $17.82            --                 --            --        (5.16)%
           All contract charges                             --           199           $  3,604          0.85%
     2014  Lowest contract charge 1.30% Class A         $19.19            --                 --            --         9.47%
           Highest contract charge 1.70% Class A        $18.79            --                 --            --         8.99%
           All contract charges                             --           172           $  3,272          0.63%
2013 (ae)  Lowest contract charge 1.30% Class A         $17.53            --                 --            --        31.31%
           Highest contract charge 1.70% Class A        $17.24            --                 --            --        30.80%
           All contract charges                             --           105           $  1,821          0.50%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $13.35            --                 --            --         4.71%
           Highest contract charge 1.65% Class A (d)    $13.20            --                 --            --         4.43%
           All contract charges                             --            14           $    194          2.68%
2012 (ad)  Lowest contract charge 1.30% Class A         $13.35            --                 --            --        17.11%
           Highest contract charge 1.70% Class A        $13.18            --                 --            --        16.64%
           All contract charges                             --            57           $    764          1.20%
2011 (ad)  Lowest contract charge 1.30% Class A         $11.40            --                 --            --       (10.31)%
           Highest contract charge 1.70% Class A        $11.30            --                 --            --       (10.67)%
           All contract charges                             --            55           $    627          0.84%
AXA Mid Cap Value Managed Volatility
     2015  Lowest contract charge 1.30% Class B         $21.03            --                 --            --        (4.76)%
           Highest contract charge 1.70% Class B        $21.99            --                 --            --        (5.17)%
           All contract charges                             --           429           $  8,993          0.85%
     2014  Lowest contract charge 1.30% Class B         $22.08            --                 --            --         9.42%
           Highest contract charge 1.70% Class B        $23.19            --                 --            --         8.98%
           All contract charges                             --           322           $  7,158          0.63%
2013 (ae)  Lowest contract charge 1.30% Class B         $20.18            --                 --            --        31.38%
           Highest contract charge 1.70% Class B        $21.28            --                 --            --        30.87%
           All contract charges                             --           251           $  5,120          0.50%
2012 (ad)  Lowest contract charge 0.95% Class B         $18.32            --                 --            --        17.51%
           Highest contract charge 1.90% Class B        $15.75            --                 --            --        16.32%
           All contract charges                             --        60,166           $946,778          1.20%
2011 (ad)  Lowest contract charge 0.95% Class B         $15.59            --                 --            --       (10.30)%
           Highest contract charge 1.90% Class B        $13.54            --                 --            --       (11.15)%
           All contract charges                             --        66,819           $899,832          0.84%
AXA Moderate Allocation
     2015  Lowest contract charge 1.30% Class A         $12.65            --                 --            --        (2.17)%
           Highest contract charge 1.70% Class A        $12.34            --                 --            --        (2.53)%
           All contract charges                             --         7,426           $ 93,368          0.93%
     2014  Lowest contract charge 1.30% Class A         $12.93            --                 --            --         1.73%
           Highest contract charge 1.70% Class A        $12.66            --                 --            --         1.28%
           All contract charges                             --         6,400           $ 82,370          1.26%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                            Years Ended December 31,
                                                      -------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
AXA Moderate Allocation (Continued)
2013 (ae)  Lowest contract charge 1.30% Class A         $12.71             --                 --           --       11.59%
           Highest contract charge 1.70% Class A        $12.50             --                 --           --       11.21%
           All contract charges                             --          5,089         $   64,425         1.93%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $11.39             --                 --           --        1.97%
           Highest contract charge 1.70% Class A (d)    $11.24             --                 --           --        1.63%
           All contract charges                             --            671         $    7,626         1.55%
2012 (ad)  Lowest contract charge 1.30% Class A         $11.39             --                 --           --        7.45%
           Highest contract charge 1.70% Class A        $11.24             --                 --           --        6.95%
           All contract charges                             --          3,113         $       --         0.76%
2011 (ad)  Lowest contract charge 1.30% Class A         $10.60             --                 --           --       (3.46)%
           Highest contract charge 1.70% Class A        $10.51             --                 --           --       (3.84)%
           All contract charges                             --          2,717         $   28,735         1.47%
AXA Moderate Allocation
     2015  Lowest contract charge 1.10% Class B (u)     $ 9.57             --                 --           --       (4.01)%
           Highest contract charge 1.25% Class B        $10.08             --                 --           --       (2.14)%
           All contract charges                             --          1,656         $   16,584         0.93%
     2014  Lowest contract charge 1.20% Class B         $10.30             --                 --           --        1.78%
           Highest contract charge 1.25% Class B        $10.30             --                 --           --        1.78%
           All contract charges                             --            643         $    6,617         1.26%
     2013  Lowest contract charge 1.20% Class B (g)     $10.12             --                 --           --        1.10%
           Highest contract charge 1.25% Class B (g)    $10.12             --                 --           --        1.10%
           All contract charges                             --             30         $      299         1.93%
AXA Moderate Growth Strategy
     2015  Lowest contract charge 0.65% Class B         $12.62             --                 --           --       (1.48)%
           Highest contract charge 1.70% Class B        $13.09             --                 --           --       (2.46)%
           All contract charges                             --        398,866         $5,398,722         1.10%
     2014  Lowest contract charge 0.65% Class B         $12.81             --                 --           --        4.32%
           Highest contract charge 1.70% Class B        $13.42             --                 --           --        3.23%
           All contract charges                             --        357,621         $4,954,307         1.33%
2013 (ae)  Lowest contract charge 0.65% Class B         $12.28             --                 --           --       16.18%
           Highest contract charge 1.70% Class B        $13.00             --                 --           --       14.84%
           All contract charges                             --        290,011         $3,891,368         2.54%
2012 (ac)  Lowest contract charge 1.30% Class B (d)     $11.46             --                 --           --        1.96%
           Highest contract charge 1.70% Class B (d)    $11.32             --                 --           --        1.71%
           All contract charges                             --         27,322         $  312,066         1.69%
2012 (ad)  Lowest contract charge 0.65% Class B         $10.57             --                 --           --        9.08%
           Highest contract charge 1.70% Class B        $11.32             --                 --           --        8.02%
           All contract charges                             --        245,253         $2,970,451         0.75%
2011 (ad)  Lowest contract charge 0.65% Class B (a)     $ 9.69             --                 --           --       (5.65)%
           Highest contract charge 1.70% Class B        $10.48             --                 --           --       (4.99)%
           All contract charges                             --        201,465         $2,244,950         1.33%
AXA Moderate-Plus Allocation
     2015  Lowest contract charge 1.30% Class A         $13.70             --                 --           --       (2.56)%
           Highest contract charge 1.70% Class A        $13.37             --                 --           --       (2.90)%
           All contract charges                             --          2,757         $   37,605         0.93%
     2014  Lowest contract charge 1.30% Class A         $14.06             --                 --           --        2.40%
           Highest contract charge 1.70% Class A        $13.77             --                 --           --        2.00%
           All contract charges                             --          2,942         $   41,212         1.39%
2013 (ae)  Lowest contract charge 1.30% Class A         $13.73             --                 --           --       18.26%
           Highest contract charge 1.70% Class A        $13.50             --                 --           --       17.70%
           All contract charges                             --          3,055         $   41,813         2.05%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $11.61             --                 --           --        2.47%
           Highest contract charge 1.70% Class A (d)    $11.47             --                 --           --        2.23%
           All contract charges                             --            398         $    4,611         1.62%
2012 (ad)  Lowest contract charge 1.30% Class A         $11.61             --                 --           --       10.05%
           Highest contract charge 1.70% Class A        $11.47             --                 --           --        9.66%
           All contract charges                             --          2,788         $   32,283         0.77%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                             Years Ended December 31,
                                                      --------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
AXA Moderate-Plus Allocation (Continued)
2011 (ad)  Lowest contract charge 1.30% Class A         $10.55            --                 --            --        (5.97)%
           Highest contract charge 1.70% Class A        $10.46            --                 --            --        (6.36)%
           All contract charges                             --         2,878           $ 30,294          1.37%
AXA Moderate-Plus Allocation
     2015  Lowest contract charge 1.10% Class B (u)     $ 9.46            --                 --            --        (5.12)%
           Highest contract charge 1.25% Class B        $10.20            --                 --            --        (2.49)%
           All contract charges                             --           898           $  9,049          0.93%
     2014  Lowest contract charge 1.20% Class B         $10.47            --                 --            --         2.55%
           Highest contract charge 1.25% Class B        $10.46            --                 --            --         2.45%
           All contract charges                             --           594           $  6,215          1.39%
     2013  Lowest contract charge 1.20% Class B (g)     $10.21            --                 --            --         1.90%
           Highest contract charge 1.25% Class B (g)    $10.21            --                 --            --         1.90%
           All contract charges                             --            47           $    481          2.05%
AXA Natural Resources
     2015  Lowest contract charge 1.10% Class B (u)     $ 7.11            --                 --            --       (25.63)%
           Highest contract charge 1.70% Class B        $ 6.44            --                 --            --       (27.07)%
           All contract charges                             --           324           $  2,098          2.38%
     2014  Lowest contract charge 1.20% Class B         $ 8.65            --                 --            --       (13.84)%
           Highest contract charge 1.70% Class B        $ 8.83            --                 --            --       (14.19)%
           All contract charges                             --           157           $  1,387          1.45%
     2013  Lowest contract charge 1.30% Class B (e)     $10.33            --                 --            --         3.61%
           Highest contract charge 1.70% Class B (e)    $10.29            --                 --            --         3.21%
           All contract charges                             --            38           $    393          1.47%
AXA SmartBeta Equity
     2015  Lowest contract charge 1.10% Class B (u)     $ 9.65            --                 --            --        (3.02)%
           Highest contract charge 1.25% Class B        $10.83            --                 --            --        (0.18)%
           All contract charges                             --            65           $    698          1.33%
     2014  Lowest contract charge 1.20% Class B (h)     $10.86            --                 --            --         5.95%
           Highest contract charge 1.25% Class B (h)    $10.85            --                 --            --         5.85%
           All contract charges                             --            30           $    328          1.90%
AXA Ultra Conservative Strategy
     2015  Lowest contract charge 1.30% Class B         $10.09            --                 --            --        (1.37)%
           Highest contract charge 1.70% Class B        $ 9.92            --                 --            --        (1.68)%
           All contract charges                             --         4,601           $ 46,148          1.60%
     2014  Lowest contract charge 1.30% Class B         $10.23            --                 --            --         0.59%
           Highest contract charge 1.70% Class B        $10.09            --                 --            --         0.20%
           All contract charges                             --           256           $  2,600          1.04%
2013 (ae)  Lowest contract charge 1.30% Class B         $10.17            --                 --            --         0.79%
           Highest contract charge 1.70% Class B        $10.07            --                 --            --         0.30%
           All contract charges                             --            39           $    397          0.78%
2012 (ac)  Lowest contract charge 1.30% Class B (d)     $10.09            --                 --            --        (0.69)%
           Highest contract charge 1.55% Class B (d)    $10.06            --                 --            --        (0.89)%
           All contract charges                             --            --           $      2          1.49%
2012 (ad)  Lowest contract charge 1.30% Class B         $10.09            --                 --            --         0.40%
           Highest contract charge 1.70% Class B        $10.04            --                 --            --         0.00%
           All contract charges                             --            19           $     --          0.65%
2011 (ad)  Lowest contract charge 1.30% Class B (c)     $10.05            --                 --            --         0.50%
           Highest contract charge 1.30% Class B (c)    $10.05            --                 --            --         0.50%
           All contract charges                             --            --                 --          0.42%
AXA/AB Dynamic Growth
     2015  Lowest contract charge 1.30% Class B (u)     $ 9.44            --                 --            --        (5.22)%
           Highest contract charge 1.70% Class B (u)    $ 9.42            --                 --            --        (5.42)%
           All contract charges                             --        15,626           $147,439          0.28%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                            Years Ended December 31,
                                                      -------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
AXA/AB Dynamic Moderate Growth
     2015  Lowest contract charge 0.65% Class B         $12.15             --                 --           --       (1.22)%
           Highest contract charge 1.70% Class B        $11.54             --                 --           --       (2.29)%
           All contract charges                             --        207,777         $2,426,133         0.78%
     2014  Lowest contract charge 0.65% Class B         $12.30             --                 --           --        4.06%
           Highest contract charge 1.70% Class B        $11.81             --                 --           --        2.96%
           All contract charges                             --        170,494         $2,031,930         0.95%
2013 (ae)  Lowest contract charge 0.65% Class B         $11.82             --                 --           --       15.43%
           Highest contract charge 1.70% Class B        $11.47             --                 --           --       14.24%
           All contract charges                             --        115,146         $1,329,120         0.37%
2012 (ac)  Lowest contract charge 1.30% Class B (d)     $10.12             --                 --           --        1.10%
           Highest contract charge 1.70% Class B (d)    $10.04             --                 --           --        0.80%
           All contract charges                             --         21,714         $  219,067         0.86%
2012 (ad)  Lowest contract charge 0.65% Class B         $10.24             --                 --           --        7.00%
           Highest contract charge 1.70% Class B        $10.04             --                 --           --        5.91%
           All contract charges                             --         33,558         $  338,311         0.61%
2011 (ad)  Lowest contract charge 1.30% Class B (b)     $ 9.51             --                 --           --       (4.90)%
           Highest contract charge 1.70% Class B (b)    $ 9.48             --                 --           --       (5.20)%
           All contract charges                             --          5,946         $   56,477           --
AXA/AB Short Duration Government Bond
     2015  Lowest contract charge 1.10% Class B (u)     $ 9.88             --                 --           --       (1.10)%
           Highest contract charge 1.25% Class B        $ 9.62             --                 --           --       (1.74)%
           All contract charges                             --            120         $    1,167         0.00%
     2014  Lowest contract charge 1.20% Class B         $ 9.80             --                 --           --       (1.71)%
           Highest contract charge 1.25% Class B        $ 9.79             --                 --           --       (1.81)%
           All contract charges                             --             57         $      560         0.00%
     2013  Lowest contract charge 1.20% Class B (g)     $ 9.97             --                 --           --       (0.20)%
           Highest contract charge 1.25% Class B (g)    $ 9.97             --                 --           --       (0.20)%
           All contract charges                             --             23         $      229         0.00%
AXA/AB Small Cap Growth
     2015  Lowest contract charge 0.65% Class A         $16.68             --                 --           --       (3.53)%
           Highest contract charge 1.70% Class A        $20.67             --                 --           --       (4.57)%
           All contract charges                             --          1,447         $   30,413         0.05%
     2014  Lowest contract charge 0.65% Class A         $17.29             --                 --           --        2.86%
           Highest contract charge 1.70% Class A        $21.66             --                 --           --        1.83%
           All contract charges                             --          1,187         $   26,079         0.07%
2013 (ae)  Lowest contract charge 0.65% Class A         $16.81             --                 --           --       37.34%
           Highest contract charge 1.70% Class A        $21.27             --                 --           --       35.82%
           All contract charges                             --            980         $   21,064         0.06%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $15.86             --                 --           --        1.47%
           Highest contract charge 1.70% Class A (d)    $15.66             --                 --           --        1.16%
           All contract charges                             --            152         $    2,377         0.57%
2012 (ad)  Lowest contract charge 0.65% Class A         $12.24             --                 --           --       14.82%
           Highest contract charge 1.70% Class A        $15.66             --                 --           --       13.64%
           All contract charges                             --            407         $    6,446         0.22%
2011 (ad)  Lowest contract charge 0.65% Class A (a)     $10.66             --                 --           --       (4.65)%
           Highest contract charge 1.70% Class A        $13.78             --                 --           --       (2.13)%
           All contract charges                             --            258         $    3,572           --
AXA/AB Small Cap Growth
     2015  Lowest contract charge 0.30% Class B (g)     $10.36             --                 --           --       (3.18)%
           Highest contract charge 1.70% Class B        $28.03             --                 --           --       (4.56)%
           All contract charges                             --            913         $   17,098         0.05%
     2014  Lowest contract charge 1.20% Class B         $10.58             --                 --           --        2.32%
           Highest contract charge 1.70% Class B        $29.37             --                 --           --        1.80%
           All contract charges                             --            741         $   15,872         0.07%
2013 (ae)  Lowest contract charge 1.20% Class B (g)     $10.34             --                 --           --        4.23%
           Highest contract charge 1.70% Class B        $28.85             --                 --           --       35.83%
           All contract charges                             --            486         $   12,294         0.06%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                            Years Ended December 31,
                                                      -------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
AXA/AB Small Cap Growth (Continued)
2012 (ad)  Lowest contract charge 0.95% Class B         $23.92            --                 --            --       14.45%
           Highest contract charge 1.90% Class B        $20.57            --                 --            --       13.40%
           All contract charges                             --        23,849           $463,084          0.22%
2011 (ad)  Lowest contract charge 0.95% Class B         $20.90            --                 --            --       (1.55)%
           Highest contract charge 1.90% Class B        $18.14            --                 --            --       (2.53)%
           All contract charges                             --        25,346           $432,523            --
AXA/DoubleLine Opportunistic Core Plus Bond
     2015  Lowest contract charge 1.10% Class B (v)     $ 9.80            --                 --            --       (1.90)%
           Highest contract charge 1.70% Class B (u)    $ 9.72            --                 --            --       (2.99)%
           All contract charges                             --           163           $  1,588          4.54%
AXA/Franklin Balanced Managed Volatility
     2015  Lowest contract charge 1.30% Class A         $13.98            --                 --            --       (4.25)%
           Highest contract charge 1.70% Class A        $13.63            --                 --            --       (4.69)%
           All contract charges                             --           263           $  3,656          2.29%
     2014  Lowest contract charge 1.30% Class A         $14.60            --                 --            --        4.81%
           Highest contract charge 1.70% Class A        $14.30            --                 --            --        4.38%
           All contract charges                             --           268           $  3,905          2.50%
2013 (ae)  Lowest contract charge 1.30% Class A         $13.93            --                 --            --       13.07%
           Highest contract charge 1.70% Class A        $13.70            --                 --            --       12.66%
           All contract charges                             --           213           $  2,948          2.60%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $12.32            --                 --            --        3.79%
           Highest contract charge 1.70% Class A (d)    $12.16            --                 --            --        3.49%
           All contract charges                             --            32           $    397          9.85%
2012 (ad)  Lowest contract charge 1.30% Class A         $12.32            --                 --            --        9.80%
           Highest contract charge 1.70% Class A        $12.16            --                 --            --        9.25%
           All contract charges                             --           133           $  1,638          3.26%
2011 (ad)  Lowest contract charge 1.30% Class A         $11.22            --                 --            --       (0.97)%
           Highest contract charge 1.70% Class A        $11.13            --                 --            --       (1.33)%
           All contract charges                             --            93           $  1,047          3.36%
AXA/Franklin Balanced Managed Volatility
     2015  Lowest contract charge 1.30% Class B         $12.31            --                 --            --       (4.35)%
           Highest contract charge 1.70% Class B        $11.86            --                 --            --       (4.66)%
           All contract charges                             --           421           $  5,107          2.29%
     2014  Lowest contract charge 1.30% Class B         $12.87            --                 --            --        4.89%
           Highest contract charge 1.70% Class B        $12.44            --                 --            --        4.45%
           All contract charges                             --           445           $  5,631          2.50%
2013 (ae)  Lowest contract charge 1.30% Class B         $12.27            --                 --            --       13.09%
           Highest contract charge 1.70% Class B        $11.91            --                 --            --       12.57%
           All contract charges                             --           397           $  4,815          2.60%
2012 (ad)  Lowest contract charge 0.95% Class B         $11.10            --                 --            --       10.23%
           Highest contract charge 1.80% Class B        $10.51            --                 --            --        9.25%
           All contract charges                             --        58,584           $627,808          3.26%
2011 (ad)  Lowest contract charge 0.95% Class B         $10.07            --                 --            --       (0.89)%
           Highest contract charge 1.80% Class B        $ 9.62            --                 --            --       (1.74)%
           All contract charges                             --        53,542           $523,704          3.36%
AXA/Franklin Small Cap Value Managed Volatility
     2015  Lowest contract charge 1.30% Class A         $16.82            --                 --            --       (7.79)%
           Highest contract charge 1.70% Class A        $16.41            --                 --            --       (8.12)%
           All contract charges                             --           153           $  2,567          0.23%
     2014  Lowest contract charge 1.30% Class A         $18.24            --                 --            --        0.83%
           Highest contract charge 1.70% Class A        $17.86            --                 --            --        0.39%
           All contract charges                             --           171           $  3,093          0.02%
2013 (ae)  Lowest contract charge 1.30% Class A         $18.09            --                 --            --       34.90%
           Highest contract charge 1.70% Class A        $17.79            --                 --            --       34.37%
           All contract charges                             --           230           $  4,119          0.12%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                             Years Ended December 31,
                                                      --------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
AXA/Franklin Small Cap Value Managed Volatility (Continued)
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $13.41             --                 --           --         5.18%
           Highest contract charge 1.70% Class A (d)    $13.24             --                 --           --         4.91%
           All contract charges                             --             27         $      362         1.79%
2012 (ad)  Lowest contract charge 1.30% Class A         $13.41             --                 --           --        15.31%
           Highest contract charge 1.70% Class A        $13.24             --                 --           --        14.83%
           All contract charges                             --            163         $    2,174         0.70%
2011 (ad)  Lowest contract charge 1.30% Class A         $11.63             --                 --           --       (10.54)%
           Highest contract charge 1.70% Class A        $11.53             --                 --           --       (10.90)%
           All contract charges                             --            170         $    1,967         0.14%
AXA/Franklin Small Cap Value Managed Volatility
     2015  Lowest contract charge 1.30% Class B         $12.86             --                 --           --        (7.75)%
           Highest contract charge 1.70% Class B        $12.38             --                 --           --        (8.09)%
           All contract charges                             --            608         $    7,652         0.23%
     2014  Lowest contract charge 1.30% Class B         $13.94             --                 --           --         0.87%
           Highest contract charge 1.70% Class B        $13.47             --                 --           --         0.37%
           All contract charges                             --            603         $    8,255         0.02%
2013 (ae)  Lowest contract charge 1.30% Class B         $13.82             --                 --           --        34.83%
           Highest contract charge 1.70% Class B        $13.42             --                 --           --        34.33%
           All contract charges                             --            510         $    6,962         0.12%
2012 (ad)  Lowest contract charge 1.20% Class B         $10.31             --                 --           --        15.32%
           Highest contract charge 1.70% Class B        $ 9.99             --                 --           --        14.83%
           All contract charges                             --         13,174         $  133,342         0.70%
2011 (ad)  Lowest contract charge 1.20% Class B         $ 8.94             --                 --           --       (10.60)%
           Highest contract charge 1.90% Class B        $ 8.60             --                 --           --       (11.34)%
           All contract charges                             --         14,016         $  123,318         0.14%
AXA/Franklin Templeton Allocation Managed Volatility
     2015  Lowest contract charge 0.65% Class A (a)     $13.61             --                 --           --        (3.48)%
           Highest contract charge 1.70% Class A        $14.18             --                 --           --        (4.45)%
           All contract charges                             --            575         $    8,293         1.28%
     2014  Lowest contract charge 1.30% Class A         $15.16             --                 --           --         4.12%
           Highest contract charge 1.70% Class A        $14.84             --                 --           --         3.63%
           All contract charges                             --            431         $    6,475         1.96%
2013 (ae)  Lowest contract charge 1.30% Class A         $14.56             --                 --           --        21.74%
           Highest contract charge 1.70% Class A        $14.32             --                 --           --        21.25%
           All contract charges                             --            242         $    3,504         1.27%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $11.96             --                 --           --         4.91%
           Highest contract charge 1.65% Class A (d)    $11.83             --                 --           --         4.69%
           All contract charges                             --             30         $      354         5.82%
2012 (ad)  Lowest contract charge 1.30% Class A         $11.96             --                 --           --        13.15%
           Highest contract charge 1.70% Class A        $11.81             --                 --           --        12.80%
           All contract charges                             --            101         $    1,186         1.75%
2011 (ad)  Lowest contract charge 1.30% Class A         $10.57             --                 --           --        (5.37)%
           Highest contract charge 1.70% Class A        $10.47             --                 --           --        (5.85)%
           All contract charges                             --             89         $      940         1.78%
AXA/Franklin Templeton Allocation Managed Volatility
     2015  Lowest contract charge 1.30% Class B         $10.63             --                 --           --        (4.06)%
           Highest contract charge 1.70% Class B        $10.27             --                 --           --        (4.38)%
           All contract charges                             --            513         $    5,380         1.28%
     2014  Lowest contract charge 1.30% Class B         $11.08             --                 --           --         4.14%
           Highest contract charge 1.70% Class B        $10.74             --                 --           --         3.67%
           All contract charges                             --            504         $    5,525         1.96%
2013 (ae)  Lowest contract charge 1.30% Class B         $10.64             --                 --           --        21.60%
           Highest contract charge 1.70% Class B        $10.36             --                 --           --        21.17%
           All contract charges                             --            456         $    4,799         1.27%
2012 (ad)  Lowest contract charge 1.15% Class B         $ 8.82             --                 --           --        13.37%
           Highest contract charge 1.70% Class B        $ 8.55             --                 --           --        12.80%
           All contract charges                             --        146,245         $1,264,387         1.75%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                            Years Ended December 31,
                                                      -------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
AXA/Franklin Templeton Allocation Managed Volatility (Continued)
2011 (ad)  Lowest contract charge 1.15% Class B         $ 7.78             --                 --           --       (5.58)%
           Highest contract charge 1.90% Class B        $ 7.51             --                 --           --       (6.24)%
           All contract charges                             --        158,716         $1,214,424         1.78%
AXA/Goldman Sachs Strategic Allocation
     2015  Lowest contract charge 1.30% Class B (u)     $ 9.60             --                 --           --       (4.19)%
           Highest contract charge 1.70% Class B (u)    $ 9.58             --                 --           --       (4.39)%
           All contract charges                             --         11,556         $  110,896         0.32%
AXA/Invesco Strategic Allocation
     2015  Lowest contract charge 1.30% Class B (u)     $ 9.50             --                 --           --       (4.33)%
           Highest contract charge 1.70% Class B (u)    $ 9.47             --                 --           --       (4.63)%
           All contract charges                             --          6,921         $   65,722         0.16%
AXA/Loomis Sayles Growth
     2015  Lowest contract charge 1.30% Class A         $18.31             --                 --           --       10.10%
           Highest contract charge 1.70% Class A        $17.86             --                 --           --        9.64%
           All contract charges                             --            944         $   17,189         0.14%
     2014  Lowest contract charge 1.30% Class A         $16.63             --                 --           --        6.40%
           Highest contract charge 1.70% Class A        $16.29             --                 --           --        5.99%
           All contract charges                             --            833         $   13,769         0.12%
2013 (ae)  Lowest contract charge 1.30% Class A         $15.63             --                 --           --       25.54%
           Highest contract charge 1.70% Class A        $15.37             --                 --           --       25.06%
           All contract charges                             --            815         $   12,676         0.86%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $12.45             --                 --           --        1.14%
           Highest contract charge 1.70% Class A (d)    $12.29             --                 --           --        0.82%
           All contract charges                             --             82         $    1,019         1.86%
2012 (ad)  Lowest contract charge 1.30% Class A         $12.45             --                 --           --       11.16%
           Highest contract charge 1.70% Class A        $12.29             --                 --           --       10.72%
           All contract charges                             --            664         $    8,235         0.84%
2011 (ad)  Lowest contract charge 1.30% Class A         $11.20             --                 --           --       (1.82)%
           Highest contract charge 1.70% Class A        $11.10             --                 --           --        1.37%
           All contract charges                             --            665         $    7,428         0.52%
AXA/Loomis Sayles Growth
     2015  Lowest contract charge 1.10% Class B (u)     $10.26             --                 --           --        3.64%
           Highest contract charge 1.70% Class B        $17.20             --                 --           --        9.62%
           All contract charges                             --            262         $    3,907         0.14%
     2014  Lowest contract charge 1.20% Class B         $11.16             --                 --           --        6.49%
           Highest contract charge 1.70% Class B        $15.69             --                 --           --        6.01%
           All contract charges                             --            179         $    2,603         0.12%
2013 (ae)  Lowest contract charge 1.30% Class B         $14.94             --                 --           --       25.65%
           Highest contract charge 1.70% Class B        $14.80             --                 --           --       25.11%
           All contract charges                             --            141         $    2,105         0.86%
2012 (ad)  Lowest contract charge 1.20% Class B         $ 6.09             --                 --           --       11.13%
           Highest contract charge 1.80% Class B        $ 5.59             --                 --           --       10.47%
           All contract charges                             --         33,604         $  164,631         0.84%
2011 (ad)  Lowest contract charge 1.20% Class B         $ 5.48             --                 --           --        1.67%
           Highest contract charge 1.90% Class B        $ 4.99             --                 --           --        0.81%
           All contract charges                             --         34,861         $  153,640         0.52%
AXA/Mutual Large Cap Equity Managed Volatility
     2015  Lowest contract charge 1.30% Class A         $16.09             --                 --           --       (3.65)%
           Highest contract charge 1.70% Class A        $15.69             --                 --           --       (4.04)%
           All contract charges                             --             72         $    1,139         2.01%
     2014  Lowest contract charge 1.30% Class A         $16.70             --                 --           --        8.30%
           Highest contract charge 1.70% Class A        $16.35             --                 --           --        7.85%
           All contract charges                             --             76         $    1,232         2.03%
2013 (ae)  Lowest contract charge 1.30% Class A         $15.42             --                 --           --       27.54%
           Highest contract charge 1.70% Class A        $15.16             --                 --           --       27.07%
           All contract charges                             --             76         $    1,172         0.71%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                            Years Ended December 31,
                                                      -------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
AXA/Mutual Large Cap Equity Managed Volatility (Continued)
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $12.09            --                 --            --        3.51%
           Highest contract charge 1.70% Class A (d)    $11.93            --                 --            --        3.20%
           All contract charges                             --             4           $     49          2.13%
2012 (ad)  Lowest contract charge 1.30% Class A         $12.09            --                 --            --       12.78%
           Highest contract charge 1.70% Class A        $11.93            --                 --            --       12.23%
           All contract charges                             --            84           $  1,023          1.34%
2011 (ad)  Lowest contract charge 1.30% Class A         $10.72            --                 --            --       (5.47)%
           Highest contract charge 1.70% Class A        $10.63            --                 --            --       (5.85)%
           All contract charges                             --            77           $    816          0.90%
AXA/Mutual Large Cap Equity Managed Volatility
     2015  Lowest contract charge 1.30% Class B         $12.67            --                 --            --       (3.65)%
           Highest contract charge 1.70% Class B        $12.20            --                 --            --       (4.09)%
           All contract charges                             --           218           $  2,713          2.01%
     2014  Lowest contract charge 1.30% Class B         $13.15            --                 --            --        8.23%
           Highest contract charge 1.70% Class B        $12.72            --                 --            --        7.89%
           All contract charges                             --           201           $  2,588          2.03%
2013 (ae)  Lowest contract charge 1.30% Class B         $12.15            --                 --            --       27.63%
           Highest contract charge 1.70% Class B (e)    $11.79            --                 --            --       18.61%
           All contract charges                             --           155           $  1,865          0.71%
2012 (ad)  Lowest contract charge 0.95% Class B         $ 9.74            --                 --            --       13.12%
           Highest contract charge 1.80% Class B        $ 9.22            --                 --            --       12.17%
           All contract charges                             --        20,477           $192,474          1.34%
2011 (ad)  Lowest contract charge 0.95% Class B         $ 8.61            --                 --            --       (5.38)%
           Highest contract charge 1.80% Class B        $ 8.22            --                 --            --       (6.16)%
           All contract charges                             --        23,086           $192,936          0.90%
AXA/Templeton Global Equity Managed Volatility
     2015  Lowest contract charge 0.30% Class A         $13.96            --                 --            --       (3.86)%
           Highest contract charge 1.70% Class A        $13.61            --                 --            --       (4.29)%
           All contract charges                             --           236           $  3,279          0.00%
     2014  Lowest contract charge 0.30% Class A         $14.52            --                 --            --       (0.27)%
           Highest contract charge 1.70% Class A        $14.22            --                 --            --       (0.63)%
           All contract charges                             --           263           $  3,814          1.55%
2013 (ae)  Lowest contract charge 1.30% Class A         $14.56            --                 --            --       25.30%
           Highest contract charge 1.70% Class A        $14.31            --                 --            --       24.76%
           All contract charges                             --           250           $  3,628          0.87%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $11.62            --                 --            --        7.89%
           Highest contract charge 1.65% Class A (d)    $11.49            --                 --            --        7.69%
           All contract charges                             --            49           $    564          3.60%
2012 (ad)  Lowest contract charge 1.30% Class A         $11.62            --                 --            --       17.85%
           Highest contract charge 1.70% Class A        $11.47            --                 --            --       17.28%
           All contract charges                             --           156           $  1,810          1.34%
2011 (ad)  Lowest contract charge 1.30% Class A         $ 9.86            --                 --            --       (9.29)%
           Highest contract charge 1.70% Class A        $ 9.78            --                 --            --       (9.61)%
           All contract charges                             --           144           $  1,418          1.77%
AXA/Templeton Global Equity Managed Volatility
     2015  Lowest contract charge 1.30% Class B         $10.07            --                 --            --       (2.89)%
           Highest contract charge 1.70% Class B        $10.68            --                 --            --       (4.30)%
           All contract charges                             --         1,295           $ 13,927          0.00%
     2014  Lowest contract charge 1.30% Class B         $10.37            --                 --            --        0.78%
           Highest contract charge 1.70% Class B        $11.16            --                 --            --       (0.62)%
           All contract charges                             --         1,232           $ 13,865          1.55%
2013 (ae)  Lowest contract charge 1.30% Class B         $11.57            --                 --            --       25.35%
           Highest contract charge 1.70% Class B        $11.23            --                 --            --       24.78%
           All contract charges                             --           955           $ 10,886          0.87%
2012 (ad)  Lowest contract charge 0.95% Class B         $ 9.44            --                 --            --       18.15%
           Highest contract charge 1.80% Class B        $ 8.94            --                 --            --       17.17%
           All contract charges                             --        21,501           $196,029          1.34%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                              Years Ended December 31,
                                                        -------------------------------------------------------------------
                                                                   Units Outstanding Accumulation Unit  Investment    Total
                                                        Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                        ---------- ----------------- ----------------- ------------- --------
AXA/Templeton Global Equity Managed Volatility (Continued)
2011 (ad)  Lowest contract charge 0.95% Class B           $ 7.99            --                 --            --       (9.20)%
           Highest contract charge 1.80% Class B          $ 7.63            --                 --            --       (9.92)%
           All contract charges                               --        21,852           $169,531          1.77%
BlackRock Global Allocation V.I. Fund
     2015  Lowest contract charge 0.30% Class III         $10.25            --                 --            --       (1.35)%
           Highest contract charge 1.70% Class III        $12.27            --                 --            --       (2.70)%
           All contract charges                               --         8,262           $ 97,493          1.11%
     2014  Lowest contract charge 0.30% Class III         $10.39            --                 --            --        1.66%
           Highest contract charge 1.70% Class III        $12.61            --                 --            --        0.24%
           All contract charges                               --         6,696           $ 83,065          2.52%
2013 (ae)  Lowest contract charge 0.65% Class III         $11.94            --                 --            --       13.61%
           Highest contract charge 1.70% Class III        $12.58            --                 --            --       12.42%
           All contract charges                               --         5,103           $ 64,719          1.20%
2012 (ac)  Lowest contract charge 1.30% Class III (d)     $11.33            --                 --            --        2.16%
           Highest contract charge 1.70% Class III (d)    $11.19            --                 --            --        1.91%
           All contract charges                               --           680           $  7,678          3.42%
2012 (ad)  Lowest contract charge 0.65% Class III         $10.51            --                 --            --        9.25%
           Highest contract charge 1.70% Class III        $11.19            --                 --            --        8.12%
           All contract charges                               --         3,309           $     37          1.52%
2011 (ad)  Lowest contract charge 0.65% Class III (a)     $ 9.62            --                 --            --       (5.59)%
           Highest contract charge 1.70% Class III        $10.35            --                 --            --       (5.31)%
           All contract charges                               --         2,891           $ 30,083          3.14%
BlackRock Global Opportunities V.I. Fund
     2015  Lowest contract charge 0.30% Class III         $ 9.99            --                 --            --        0.10%
           Highest contract charge 1.25% Class III        $ 9.78            --                 --            --       (0.81)%
           All contract charges                               --           270           $  2,630          1.19%
     2014  Lowest contract charge 0.30% Class III         $ 9.98            --                 --            --       (4.68)%
           Highest contract charge 1.25% Class III        $ 9.86            --                 --            --       (5.65)%
           All contract charges                               --           144           $  1,430          1.36%
     2013  Lowest contract charge 1.20% Class III (g)     $10.45            --                 --            --        5.03%
           Highest contract charge 1.25% Class III (g)    $10.45            --                 --            --        5.03%
           All contract charges                               --             3           $     27          0.17%
BlackRock Large Cap Growth V.I. Fund
     2015  Lowest contract charge 0.65% Class III         $18.43            --                 --            --        1.82%
           Highest contract charge 1.70% Class III        $19.54            --                 --            --        0.77%
           All contract charges                               --         1,580           $ 31,474          0.39%
     2014  Lowest contract charge 0.65% Class III         $18.10            --                 --            --       13.27%
           Highest contract charge 1.70% Class III        $19.39            --                 --            --       12.02%
           All contract charges                               --         1,264           $ 24,892          0.46%
2013 (ae)  Lowest contract charge 0.65% Class III         $15.98            --                 --            --       32.72%
           Highest contract charge 1.70% Class III        $17.31            --                 --            --       31.34%
           All contract charges                               --           882           $ 15,474          0.66%
2012 (ac)  Lowest contract charge 1.30% Class III (d)     $13.35            --                 --            --       (1.55)%
           Highest contract charge 1.65% Class III (d)    $13.20            --                 --            --       (1.79)%
           All contract charges                               --            88           $  1,179          2.94%
2012 (ad)  Lowest contract charge 0.65% Class III         $12.04            --                 --            --       14.02%
           Highest contract charge 1.70% Class III        $13.18            --                 --            --       12.84%
           All contract charges                               --           490           $      7          1.21%
2011 (ad)  Lowest contract charge 0.65% Class III (a)     $10.56            --                 --            --       (2.22)%
           Highest contract charge 1.70% Class III        $11.68            --                 --            --        0.60%
           All contract charges                               --           429           $  5,041          0.95%
Charter/SM/ Aggressive Growth
     2015  Lowest contract charge 1.10% Class B (u)       $ 8.93            --                 --            --       (9.71)%
           Highest contract charge 1.25% Class B          $ 9.46            --                 --            --       (6.80)%
           All contract charges                               --           448           $  4,229          0.99%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                        Years Ended December 31,
                                                 --------------------------------------------------------------------
                                                            Units Outstanding Accumulation Unit  Investment    Total
                                                 Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                 ---------- ----------------- ----------------- ------------- --------
Charter/SM/ Aggressive Growth (Continued)
2014  Lowest contract charge 1.20% Class B         $10.16            --                 --            --         0.00%
      Highest contract charge 1.25% Class B        $10.15            --                 --            --        (0.10)%
      All contract charges                             --           302            $ 3,066          1.76%
2013  Lowest contract charge 1.20% Class B (g)     $10.16            --                 --            --         1.80%
      Highest contract charge 1.25% Class B (g)    $10.16            --                 --            --         1.80%
      All contract charges                             --            13            $   130          2.10%
Charter/SM/ Alternative 100 Moderate (aa)(ab)
2015  Lowest contract charge 1.10% Class B (u)     $ 8.67            --                 --            --       (11.44)%
      Highest contract charge 1.65% Class B (q)    $ 8.80            --                 --            --       (12.18)%
      All contract charges                             --           916            $ 7,969          2.32%
2014  Lowest contract charge 1.20% Class B         $ 9.75            --                 --            --        (1.32)%
      Highest contract charge 1.25% Class B        $ 9.74            --                 --            --        (1.42)%
      All contract charges                             --           388            $ 3,780          2.24%
2013  Lowest contract charge 1.20% Class B (g)     $ 9.88            --                 --            --         0.10%
      Highest contract charge 1.25% Class B (g)    $ 9.88            --                 --            --         0.10%
      All contract charges                             --            31            $   309          1.74%
Charter/SM/ Conservative
2015  Lowest contract charge 1.10% Class B (u)     $ 9.48            --                 --            --        (4.63)%
      Highest contract charge 1.25% Class B        $ 9.68            --                 --            --        (3.87)%
      All contract charges                             --         1,788            $17,270          1.75%
2014  Lowest contract charge 1.20% Class B         $10.08            --                 --            --         0.80%
      Highest contract charge 1.25% Class B        $10.07            --                 --            --         0.70%
      All contract charges                             --           945            $ 9,527          2.79%
2013  Lowest contract charge 1.20% Class B (g)     $10.00            --                 --            --         0.30%
      Highest contract charge 1.25% Class B (g)    $10.00            --                 --            --         0.30%
      All contract charges                             --            70            $   700          1.50%
Charter/SM/ Growth
2015  Lowest contract charge 1.10% Class B (u)     $ 9.09            --                 --            --        (8.27)%
      Highest contract charge 1.25% Class B        $ 9.57            --                 --            --        (5.81)%
      All contract charges                             --         1,243            $11,889          1.06%
2014  Lowest contract charge 1.20% Class B         $10.17            --                 --            --         0.49%
      Highest contract charge 1.25% Class B        $10.16            --                 --            --         0.40%
      All contract charges                             --         1,004            $10,199          1.88%
2013  Lowest contract charge 1.20% Class B (g)     $10.12            --                 --            --         1.40%
      Highest contract charge 1.25% Class B (g)    $10.12            --                 --            --         1.40%
      All contract charges                             --           171            $ 1,727          1.54%
Charter/SM/ Income Strategies
2015  Lowest contract charge 1.10% Class B (u)     $ 9.36            --                 --            --        (5.45)%
      Highest contract charge 1.25% Class B        $ 9.82            --                 --            --        (4.57)%
      All contract charges                             --           300            $ 2,938          2.37%
2014  Lowest contract charge 1.20% Class B         $10.30            --                 --            --         3.31%
      Highest contract charge 1.25% Class B        $10.29            --                 --            --         3.21%
      All contract charges                             --           242            $ 2,490          3.58%
2013  Lowest contract charge 1.20% Class B (g)     $ 9.97            --                 --            --         0.10%
      Highest contract charge 1.25% Class B (g)    $ 9.97            --                 --            --         0.10%
      All contract charges                             --             2            $    22          2.30%
Charter/SM/ Interest Rate Strategies
2015  Lowest contract charge 1.10% Class B (u)     $ 9.25            --                 --            --        (6.47)%
      Highest contract charge 1.25% Class B        $ 9.52            --                 --            --        (5.74)%
      All contract charges                             --           459            $ 4,368          1.61%
2014  Lowest contract charge 1.20% Class B (h)     $10.11            --                 --            --         1.30%
      Highest contract charge 1.25% Class B (h)    $10.10            --                 --            --         1.20%
      All contract charges                             --           444            $ 4,489          3.00%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                             Years Ended December 31,
                                                      --------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
Charter/SM/ International Moderate (y)(z)
     2015  Lowest contract charge 1.10% Class B (u)     $ 9.17            --                 --            --        (6.71)%
           Highest contract charge 1.65% Class B        $ 9.30            --                 --            --        (7.46)%
           All contract charges                             --           243           $  2,215          2.09%
     2014  Lowest contract charge 1.20% Class B         $ 9.75            --                 --            --        (1.52)%
           Highest contract charge 1.25% Class B        $ 9.74            --                 --            --        (1.62)%
           All contract charges                             --            84           $    815          3.08%
     2013  Lowest contract charge 1.25% Class B (g)     $ 9.90            --                 --            --         0.30%
           Highest contract charge 1.25% Class B (g)    $ 9.90            --                 --            --         0.30%
           All contract charges                             --            --           $      2          1.50%
Charter/SM/ Moderate
     2015  Lowest contract charge 0.30% Class B (g)     $ 9.89            --                 --            --        (3.32)%
           Highest contract charge 1.70% Class B (q)    $ 9.45            --                 --            --        (6.16)%
           All contract charges                             --         2,049           $ 19,789          1.48%
     2014  Lowest contract charge 1.20% Class B         $10.12            --                 --            --         0.60%
           Highest contract charge 1.25% Class B        $10.11            --                 --            --         0.50%
           All contract charges                             --         1,347           $ 13,626          2.50%
     2013  Lowest contract charge 1.20% Class B (g)     $10.06            --                 --            --         0.80%
           Highest contract charge 1.25% Class B (g)    $10.06            --                 --            --         0.80%
           All contract charges                             --            44           $    446          1.57%
Charter/SM/ Moderate Growth
     2015  Lowest contract charge 1.10% Class B (u)     $ 9.27            --                 --            --        (6.65)%
           Highest contract charge 1.65% Class B        $ 9.40            --                 --            --        (6.75)%
           All contract charges                             --         1,739           $ 16,803          1.58%
     2014  Lowest contract charge 1.20% Class B         $10.18            --                 --            --         0.69%
           Highest contract charge 1.25% Class B        $10.17            --                 --            --         0.59%
           All contract charges                             --           850           $  8,641          2.28%
     2013  Lowest contract charge 1.20% Class B (g)     $10.11            --                 --            --         1.30%
           Highest contract charge 1.25% Class B (g)    $10.11            --                 --            --         1.30%
           All contract charges                             --            38           $    380          1.83%
Charter/SM/ Multi-Sector Bond
     2015  Lowest contract charge 1.30% Class B         $11.38            --                 --            --        (1.90)%
           Highest contract charge 1.70% Class B        $26.70            --                 --            --        (2.31)%
           All contract charges                             --           192           $  2,406          1.49%
     2014  Lowest contract charge 1.30% Class B         $11.60            --                 --            --         1.05%
           Highest contract charge 1.70% Class B        $27.33            --                 --            --         0.63%
           All contract charges                             --           209           $  2,730          2.51%
2013 (ae)  Lowest contract charge 1.30% Class B         $11.48            --                 --            --        (2.21)%
           Highest contract charge 1.70% Class B        $27.16            --                 --            --        (2.55)%
           All contract charges                             --           218           $  2,823          3.77%
2012 (ad)  Lowest contract charge 0.95% Class B         $33.96            --                 --            --         4.33%
           Highest contract charge 1.90% Class B        $26.43            --                 --            --         3.32%
           All contract charges                             --        39,559           $646,802          2.34%
2011 (ad)  Lowest contract charge 0.95% Class B         $32.55            --                 --            --         4.09%
           Highest contract charge 1.90% Class B        $25.58            --                 --            --         3.06%
           All contract charges                             --        38,474           $614,218          3.81%
Charter/SM/ Real Assets
     2015  Lowest contract charge 1.10% Class B (u)     $ 8.55            --                 --            --       (12.40)%
           Highest contract charge 1.30% Class B        $ 8.67            --                 --            --       (13.21)%
           All contract charges                             --            76           $    648          0.85%
     2014  Lowest contract charge 1.20% Class B (h)     $ 9.58            --                 --            --        (1.24)%
           Highest contract charge 1.25% Class B (h)    $ 9.58            --                 --            --        (1.14)%
           All contract charges                             --            91           $    869          2.86%
Charter/SM/ Small Cap Growth
     2015  Lowest contract charge 0.30% Class B         $ 9.62            --                 --            --        (6.33)%
           Highest contract charge 1.70% Class B        $ 9.58            --                 --            --        (7.71)%
           All contract charges                             --         1,003           $  7,879          0.29%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                              Years Ended December 31,
                                                       --------------------------------------------------------------------
                                                                  Units Outstanding Accumulation Unit  Investment    Total
                                                       Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                       ---------- ----------------- ----------------- ------------- --------
Charter/SM/ Small Cap Growth (Continued)
     2014  Lowest contract charge 0.30% Class B          $10.27            --                 --            --        (2.93)%
           Highest contract charge 1.70% Class B         $10.38            --                 --            --        (4.24)%
           All contract charges                              --           892           $  7,627          0.00%
2013 (ae)  Lowest contract charge 1.30% Class B          $ 6.64            --                 --            --        45.93%
           Highest contract charge 1.70% Class B         $10.84            --                 --            --        45.31%
           All contract charges                              --           738           $  6,370          0.00%
2012 (ad)  Lowest contract charge 0.95% Class B          $ 8.30            --                 --            --        10.23%
           Highest contract charge 1.80% Class B         $ 7.35            --                 --            --         9.38%
           All contract charges                              --        26,202           $179,471          0.00%
2011 (ad)  Lowest contract charge 0.95% Class B          $ 7.53            --                 --            --       (16.43)%
           Highest contract charge 1.80% Class B         $ 6.72            --                 --            --       (17.24)%
           All contract charges                              --        28,274           $177,376            --
Charter/SM/ Small Cap Value
     2015  Lowest contract charge 1.10% Class B (u)      $ 8.47            --                 --            --       (14.27)%
           Highest contract charge 1.70% Class B         $17.99            --                 --            --       (14.62)%
           All contract charges                              --         1,317           $ 20,338          0.87%
     2014  Lowest contract charge 1.20% Class B          $ 9.81            --                 --            --        (6.21)%
           Highest contract charge 1.70% Class B         $21.07            --                 --            --        (6.73)%
           All contract charges                              --           731           $ 12,106          0.19%
2013 (ae)  Lowest contract charge 1.20% Class B (g)      $10.46            --                 --            --         4.70%
           Highest contract charge 1.70% Class B         $22.59            --                 --            --        40.31%
           All contract charges                              --           584           $ 11,411          0.75%
2012 (ac)  Lowest contract charge 1.30% Class B (d)      $12.93            --                 --            --         3.94%
           Highest contract charge 1.65% Class B (d)     $12.55            --                 --            --         3.72%
           All contract charges                              --             9           $    117          1.05%
2012 (ad)  Lowest contract charge 0.95% Class B          $18.04            --                 --            --        15.64%
           Highest contract charge 1.90% Class B         $15.61            --                 --            --        14.53%
           All contract charges                              --        26,271           $381,733          0.57%
2011 (ad)  Lowest contract charge 0.95% Class B          $15.60            --                 --            --        (9.88)%
           Highest contract charge 1.90% Class B         $13.63            --                 --            --       (10.74)%
           All contract charges                              --        28,939           $365,540          0.07%
ClearBridge Variable Aggressive Growth Portfolio
     2015  Lowest contract charge 1.10% Class II (u)     $ 9.25            --                 --            --        (8.87)%
           Highest contract charge 1.70% Class II        $10.22            --                 --            --        (3.68)%
           All contract charges                              --         4,018           $ 41,163          0.11%
     2014  Lowest contract charge 1.20% Class II (i)     $10.64            --                 --            --         6.93%
           Highest contract charge 1.70% Class II (i)    $10.61            --                 --            --         6.63%
           All contract charges                              --         1,072           $ 11,398          0.00%
ClearBridge Variable Appreciation Portfolio
     2015  Lowest contract charge 1.30 % Class II (q)    $ 9.90            --                 --            --        (1.69)%
           Highest contract charge 1.70% Class II (q)    $ 9.86            --                 --            --        (2.09)%
           All contract charges                              --           456           $  4,512          2.35%
ClearBridge Variable Dividend Strategy Portfolio
     2015  Lowest contract charge 1.10% Class II (u)     $ 9.46            --                 --            --        (4.64)%
           Highest contract charge 1.70% Class II        $ 9.92            --                 --            --        (6.06)%
           All contract charges                              --         1,198           $ 11,927          2.27%
     2014  Lowest contract charge 1.20% Class II (i)     $10.59            --                 --            --         6.54%
           Highest contract charge 1.70% Class II (i)    $10.56            --                 --            --         6.24%
           All contract charges                              --           286           $  3,032          4.46%
ClearBridge Variable Mid Cap Core Portfolio
     2015  Lowest contract charge 1.30 % Class II (q)    $ 9.86            --                 --            --        (3.14)%
           Highest contract charge 1.70% Class II (q)    $ 9.82            --                 --            --        (3.54)%
           All contract charges                              --           229           $  2,255          0.04%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                                   Years Ended December 31,
                                                            ------------------------------------------------------------
                                                                       Units Outstanding Accumulation Unit  Investment
                                                            Unit Value      (000's)       Values (000's)   Income Ratio*
                                                            ---------- ----------------- ----------------- -------------
Delaware VIP(R) Diversified Income Series
     2015  Lowest contract charge 0.30% Service Class (g)     $10.25            --                 --            --
           Highest contract charge 1.25% Service Class        $10.04            --                 --            --
           All contract charges                                   --           990           $  9,912          2.62%
     2014  Lowest contract charge 1.20% Service Class         $10.31            --                 --            --
           Highest contract charge 1.25% Service Class        $10.31            --                 --            --
           All contract charges                                   --           588           $  6,060          0.88%
     2013  Lowest contract charge 1.20 Service Class (g)      $ 9.94            --                 --            --
           Highest contract charge 1.25% Service Class (g)    $ 9.94            --                 --            --
           All contract charges                                   --            15           $    144          0.00%
Delaware VIP(R) Emerging Markets Series
     2015  Lowest contract charge 1.10% Service Class (u)     $ 7.86            --                 --            --
           Highest contract charge 1.25% Service Class        $ 7.47            --                 --            --
           All contract charges                                   --           105           $    790          0.52%
     2014  Lowest contract charge 1.20% Service Class         $ 8.88            --                 --            --
           Highest contract charge 1.25% Service Class        $ 8.88            --                 --            --
           All contract charges                                   --            60           $    537          0.25%
     2013  Lowest contract charge 1.20% Service Class (g)     $ 9.80            --                 --            --
           Highest contract charge 1.25% Service Class (g)    $ 9.80            --                 --            --
           All contract charges                                   --             5           $     46          0.00%
Delaware VIP(R) Limited-Term Diversified Income Series
     2015  Lowest contract charge 1.10% Service Class (u)     $ 9.87            --                 --            --
           Highest contract charge 1.25% Service Class        $ 9.95            --                 --            --
           All contract charges                                   --           637           $  6,330          1.46%
     2014  Lowest contract charge 1.20% Service Class         $10.02            --                 --            --
           Highest contract charge 1.25% Service Class        $10.01            --                 --            --
           All contract charges                                   --           429           $  4,300          1.57%
     2013  Lowest contract charge 1.25% Service Class (g)     $ 9.98            --                 --            --
           Highest contract charge 1.25% Service Class (g)    $ 9.98            --                 --            --
           All contract charges                                   --            --           $     --          0.00%
Eaton Vance VT Floating-Rate Income Fund
     2015  Lowest contract charge 0.30% Initial Class (g)     $ 9.98            --                 --            --
           Highest contract charge 1.70% Initial Class (q)    $ 9.68            --                 --            --
           All contract charges                                   --         1,245           $ 12,125          3.34%
     2014  Lowest contract charge 1.20% Initial Class         $10.00            --                 --            --
           Highest contract charge 1.25% Initial Class        $ 9.99            --                 --            --
           All contract charges                                   --           566           $  5,664          3.17%
     2013  Lowest contract charge 1.20% Initial Class (g)     $10.05            --                 --            --
           Highest contract charge 1.25% Initial Class (g)    $10.05            --                 --            --
           All contract charges                                   --            29           $    290          0.48%
EQ/BlackRock Basic Value Equity
     2015  Lowest contract charge 0.65% Class A               $15.86            --                 --            --
           Highest contract charge 1.70% Class A              $16.46            --                 --            --
           All contract charges                                   --         6,479           $108,583          1.38%
     2014  Lowest contract charge 0.65% Class A               $17.01            --                 --            --
           Highest contract charge 1.70% Class A              $17.85            --                 --            --
           All contract charges                                   --         5,944           $107,665          1.22%
2013 (ae)  Lowest contract charge 0.65% Class A               $15.60            --                 --            --
           Highest contract charge 1.70% Class A              $16.55            --                 --            --
           All contract charges                                   --         4,625           $ 77,441          1.90%
2012 (ac)  Lowest contract charge 1.30% Class A (d)           $12.38            --                 --            --
           Highest contract charge 1.70% Class A (d)          $12.22            --                 --            --
           All contract charges                                   --           574           $  7,070          3.26%
2012 (ad)  Lowest contract charge 0.65% Class A               $11.40            --                 --            --
           Highest contract charge 1.70% Class A              $12.22            --                 --            --
           All contract charges                                   --         2,719           $ 33,523          1.53%

--------
 Total
Return**
--------

Lowest contract charge 0.30% Service Class (g)     (1.63)%
Highest contract charge 1.25% Service Class        (2.62)%
All contract charges
Lowest contract charge 1.20% Service Class          3.72%
Highest contract charge 1.25% Service Class         3.72%
All contract charges
Lowest contract charge 1.20 Service Class (g)      (0.10)%
Highest contract charge 1.25% Service Class (g)    (0.10)%
All contract charges

Lowest contract charge 1.10% Service Class (u)    (18.30)%
Highest contract charge 1.25% Service Class       (15.88)%
All contract charges
Lowest contract charge 1.20% Service Class         (9.39)%
Highest contract charge 1.25% Service Class        (9.39)%
All contract charges
Lowest contract charge 1.20% Service Class (g)      0.72%
Highest contract charge 1.25% Service Class (g)     0.72%
All contract charges

Lowest contract charge 1.10% Service Class (u)     (1.00)%
Highest contract charge 1.25% Service Class        (0.60)%
All contract charges
Lowest contract charge 1.20% Service Class          0.40%
Highest contract charge 1.25% Service Class         0.30%
All contract charges
Lowest contract charge 1.25% Service Class (g)     (0.10)%
Highest contract charge 1.25% Service Class (g)    (0.10)%
All contract charges

Lowest contract charge 0.30% Initial Class (g)     (1.29)%
Highest contract charge 1.70% Initial Class (q)    (3.68)%
All contract charges
Lowest contract charge 1.20% Initial Class         (0.50)%
Highest contract charge 1.25% Initial Class        (0.60)%
All contract charges
Lowest contract charge 1.20% Initial Class (g)      0.20%
Highest contract charge 1.25% Initial Class (g)     0.20%
All contract charges

Lowest contract charge 0.65% Class A               (6.76)%
Highest contract charge 1.70% Class A              (7.79)%
All contract charges
Lowest contract charge 0.65% Class A                9.04%
Highest contract charge 1.70% Class A               7.85%
All contract charges
Lowest contract charge 0.65% Class A               36.84%
Highest contract charge 1.70% Class A              35.43%
All contract charges
Lowest contract charge 1.30% Class A (d)            1.39%
Highest contract charge 1.70% Class A (d)           1.08%
All contract charges
Lowest contract charge 0.65% Class A               12.87%
Highest contract charge 1.70% Class A              11.70%
All contract charges

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                             Years Ended December 31,
                                                      --------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
EQ/BlackRock Basic Value Equity (Continued)
2011 (ad)  Lowest contract charge 0.65% Class A (a)     $10.10            --                 --            --        (6.57)%
           Highest contract charge 1.70% Class A        $10.94            --                 --            --        (4.54)%
           All contract charges                             --         2,342           $ 25,770          1.26%
EQ/BlackRock Basic Value Equity
     2015  Lowest contract charge 1.10% Class B (u)     $ 8.90            --                 --            --       (10.73)%
           Highest contract charge 1.25% Class B        $10.48            --                 --            --        (7.26)%
           All contract charges                             --         1,014           $ 10,445          1.38%
     2014  Lowest contract charge 1.20% Class B         $11.31            --                 --            --         8.33%
           Highest contract charge 1.25% Class B        $11.30            --                 --            --         8.34%
           All contract charges                             --           615           $  6,959          1.22%
     2013  Lowest contract charge 1.20% Class B (g)     $10.44            --                 --            --         3.06%
           Highest contract charge 1.25% Class B (g)    $10.43            --                 --            --         2.96%
           All contract charges                             --            45           $    475          1.90%
EQ/Boston Advisors Equity Income
     2015  Lowest contract charge 1.30% Class A         $18.01            --                 --            --        (2.96)%
           Highest contract charge 1.70% Class A        $17.57            --                 --            --        (3.36)%
           All contract charges                             --         1,127           $ 20,140          1.63%
     2014  Lowest contract charge 1.30% Class A         $18.56            --                 --            --         7.28%
           Highest contract charge 1.70% Class A        $18.18            --                 --            --         6.82%
           All contract charges                             --         1,057           $ 19,484          1.61%
2013 (ae)  Lowest contract charge 1.30% Class A         $17.30            --                 --            --        29.98%
           Highest contract charge 1.70% Class A        $17.02            --                 --            --        29.53%
           All contract charges                             --         1,120           $ 19,272          2.37%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $13.31            --                 --            --         4.72%
           Highest contract charge 1.70% Class A (d)    $13.14            --                 --            --         4.37%
           All contract charges                             --           231           $  3,057          4.91%
2012 (ad)  Lowest contract charge 1.30% Class A         $13.31            --                 --            --        16.24%
           Highest contract charge 1.70% Class A        $13.14            --                 --            --        15.77%
           All contract charges                             --           439           $  5,807          2.13%
2011 (ad)  Lowest contract charge 1.30% Class A         $11.45            --                 --            --        (1.46)%
           Highest contract charge 1.70% Class A        $11.35            --                 --            --        (1.90)%
           All contract charges                             --           221           $  2,525          1.90%
EQ/Boston Advisors Equity Income
     2015  Lowest contract charge 1.10% Class B (u)     $ 9.69            --                 --            --        (2.91)%
           Highest contract charge 1.70% Class B        $ 8.44            --                 --            --        (3.32)%
           All contract charges                             --         1,336           $  8,448          1.63%
     2014  Lowest contract charge 1.20% Class B         $11.26            --                 --            --         7.44%
           Highest contract charge 1.70% Class B        $ 8.73            --                 --            --         6.72%
           All contract charges                             --         1,303           $  8,344          1.61%
2013 (ae)  Lowest contract charge 1.30% Class B (g)     $10.48            --                 --            --         3.05%
           Highest contract charge 1.70% Class B        $ 8.18            --                 --            --        29.64%
           All contract charges                             --         1,101           $  5,734          2.37%
2012 (ad)  Lowest contract charge 0.95% Class B         $ 7.03            --                 --            --        16.58%
           Highest contract charge 1.90% Class B        $ 6.13            --                 --            --        15.44%
           All contract charges                             --        53,849           $285,945          2.13%
2011 (ad)  Lowest contract charge 0.95% Class B         $ 6.03            --                 --            --        (1.31)%
           Highest contract charge 1.90% Class B        $ 5.31            --                 --            --        (2.39)%
           All contract charges                             --        46,896           $212,989          1.90%
EQ/Calvert Socially Responsible
     2015  Lowest contract charge 1.10% Class B (u)     $ 9.64            --                 --            --        (3.98)%
           Highest contract charge 1.70% Class B        $12.25            --                 --            --        (1.29)%
           All contract charges                             --           208           $  2,631          1.35%
     2014  Lowest contract charge 1.20% Class B         $11.75            --                 --            --        12.33%
           Highest contract charge 1.70% Class B        $12.41            --                 --            --        11.70%
           All contract charges                             --            95           $  1,372          0.94%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                            Years Ended December 31,
                                                      -------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
EQ/Calvert Socially Responsible (Continued)
2013 (ae)  Lowest contract charge 1.30% Class B (e)     $15.50            --                 --            --       32.59%
           Highest contract charge 1.70% Class B        $11.11            --                 --            --       23.17%
           All contract charges                             --            61           $    825          0.79%
2012 (ad)  Lowest contract charge 1.20% Class B         $ 9.00            --                 --            --       15.24%
           Highest contract charge 1.80% Class B        $ 8.30            --                 --            --       14.64%
           All contract charges                             --         4,542           $ 47,200          0.98%
2011 (ad)  Lowest contract charge 1.20% Class B         $ 7.81            --                 --            --       (0.89)%
           Highest contract charge 1.80% Class B        $ 7.24            --                 --            --       (1.50)%
           All contract charges                             --         4,681           $ 42,315          0.35%
EQ/Capital Guardian Research
     2015  Lowest contract charge 1.30% Class A         $20.31            --                 --            --        0.59%
           Highest contract charge 1.70% Class A        $19.81            --                 --            --        0.15%
           All contract charges                             --           579           $ 11,637          0.60%
     2014  Lowest contract charge 1.30% Class A         $20.19            --                 --            --        9.08%
           Highest contract charge 1.70% Class A        $19.78            --                 --            --        8.62%
           All contract charges                             --           558           $ 11,176          0.76%
2013 (ae)  Lowest contract charge 1.30% Class A         $18.51            --                 --            --       30.08%
           Highest contract charge 1.70% Class A        $18.21            --                 --            --       29.61%
           All contract charges                             --           453           $  8,324          1.76%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $14.23            --                 --            --        5.10%
           Highest contract charge 1.65% Class A (d)    $14.07            --                 --            --        4.84%
           All contract charges                             --            33           $    472          2.26%
2012 (ad)  Lowest contract charge 1.30% Class A         $14.23            --                 --            --       15.88%
           Highest contract charge 1.70% Class A        $14.05            --                 --            --       15.35%
           All contract charges                             --           146           $  2,073          0.89%
2011 (ad)  Lowest contract charge 1.30% Class A         $12.28            --                 --            --        2.85%
           Highest contract charge 1.70% Class A        $12.18            --                 --            --        2.53%
           All contract charges                             --            90           $  1,098          0.71%
EQ/Capital Guardian Research
     2015  Lowest contract charge 1.30% Class B         $20.41            --                 --            --        0.59%
           Highest contract charge 1.70% Class B        $18.45            --                 --            --        0.22%
           All contract charges                             --           254           $  4,999          0.60%
     2014  Lowest contract charge 1.30% Class B         $20.29            --                 --            --        9.09%
           Highest contract charge 1.70% Class B        $18.41            --                 --            --        8.61%
           All contract charges                             --           254           $  4,987          0.76%
2013 (ae)  Lowest contract charge 1.30% Class B         $18.60            --                 --            --       30.07%
           Highest contract charge 1.70% Class B        $16.95            --                 --            --       29.49%
           All contract charges                             --           267           $  4,841          1.76%
2012 (ad)  Lowest contract charge 0.95% Class B         $14.52            --                 --            --       16.25%
           Highest contract charge 1.90% Class B        $12.73            --                 --            --       15.20%
           All contract charges                             --        63,706           $880,226          0.89%
2011 (ad)  Lowest contract charge 0.95% Class B         $12.49            --                 --            --        3.05%
           Highest contract charge 1.90% Class B        $11.05            --                 --            --        2.03%
           All contract charges                             --        69,996           $835,757          0.71%
EQ/Common Stock Index
     2015  Lowest contract charge 1.30% Class A         $19.16            --                 --            --       (1.39)%
           Highest contract charge 1.70% Class A        $18.69            --                 --            --       (1.79)%
           All contract charges                             --         1,300           $ 24,735          1.71%
     2014  Lowest contract charge 1.30% Class A         $19.43            --                 --            --       10.65%
           Highest contract charge 1.70% Class A        $19.03            --                 --            --       10.19%
           All contract charges                             --           929           $ 17,926          1.61%
2013 (ae)  Lowest contract charge 1.30% Class A         $17.56            --                 --            --       30.75%
           Highest contract charge 1.70% Class A        $17.27            --                 --            --       30.24%
           All contract charges                             --           585           $ 10,230          1.76%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                             Years Ended December 31,
                                                      --------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
EQ/Common Stock Index (Continued)
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $13.43             --                 --           --         2.36%
           Highest contract charge 1.70% Class A (d)    $13.26             --                 --           --         2.08%
           All contract charges                             --             66         $      890         3.28%
2012 (ad)  Lowest contract charge 1.30% Class A         $13.43             --                 --           --        14.10%
           Highest contract charge 1.70% Class A        $13.26             --                 --           --        13.62%
           All contract charges                             --            224         $    2,984         1.55%
2011 (ad)  Lowest contract charge 1.30% Class A         $11.77             --                 --           --        (0.59)%
           Highest contract charge 1.70% Class A        $11.67             --                 --           --        (0.93)%
           All contract charges                             --            166         $    1,957         1.24%
EQ/Common Stock Index (x)
     2015  Lowest contract charge 1.10% Class B (u)     $ 9.61             --                 --           --        (3.90)%
           Highest contract charge 1.25% Class B        $11.38             --                 --           --        (1.30)%
           All contract charges                             --            365         $    4,121         1.71%
     2014  Lowest contract charge 1.20% Class B         $11.54             --                 --           --        10.75%
           Highest contract charge 1.25% Class B        $11.53             --                 --           --        10.65%
           All contract charges                             --            177         $    2,041         1.61%
     2013  Lowest contract charge 1.20% Class B (g)     $10.42             --                 --           --         3.37%
           Highest contract charge 1.25% Class B (g)    $10.42             --                 --           --         3.37%
           All contract charges                             --             10         $       99         1.76%
EQ/Convertible Securities
     2015  Lowest contract charge 1.10% Class B (u)     $ 9.31             --                 --           --        (7.64)%
           Highest contract charge 1.25% Class B        $10.50             --                 --           --        (4.46)%
           All contract charges                             --            266         $    2,790         3.74%
     2014  Lowest contract charge 1.20% Class B         $11.00             --                 --           --         7.32%
           Highest contract charge 1.25% Class B        $10.99             --                 --           --         7.22%
           All contract charges                             --            228         $    2,501         1.78%
     2013  Lowest contract charge 1.20% Class B (g)     $10.25             --                 --           --         2.60%
           Highest contract charge 1.20% Class B (g)    $10.25             --                 --           --         2.60%
           All contract charges                             --              3         $       27         0.85%
EQ/Core Bond Index (w)
     2015  Lowest contract charge 0.65% Class B         $10.33             --                 --           --        (0.29)%
           Highest contract charge 1.70% Class B        $10.35             --                 --           --        (1.24)%
           All contract charges                             --         30,704         $  325,029         1.46%
     2014  Lowest contract charge 0.65% Class B         $10.36             --                 --           --         1.77%
           Highest contract charge 1.70% Class B        $10.48             --                 --           --         0.67%
           All contract charges                             --         30,215         $  323,566         1.32%
2013 (ae)  Lowest contract charge 0.65% Class B         $10.18             --                 --           --        (2.21)%
           Highest contract charge 1.70% Class B        $10.41             --                 --           --        (3.34)%
           All contract charges                             --         29,915         $  317,364         1.23%
2012 (ac)  Lowest contract charge 1.30% Class B (d)     $10.90             --                 --           --         0.93%
           Highest contract charge 1.70% Class B (d)    $10.77             --                 --           --         0.75%
           All contract charges                             --            281         $    3,060         3.07%
2012 (ad)  Lowest contract charge 0.65% Class B         $10.41             --                 --           --         2.46%
           Highest contract charge 1.90% Class B        $13.39             --                 --           --         1.21%
           All contract charges                             --        104,051         $1,241,073         1.47%
2011 (ad)  Lowest contract charge 0.65% Class B         $10.16             --                 --           --         4.21%
           Highest contract charge 1.90% Class B        $13.23             --                 --           --         2.80%
           All contract charges                             --         97,647         $1,156,460         1.89%
EQ/Emerging Markets Equity PLUS
     2015  Lowest contract charge 1.10% Class B (u)     $ 7.39             --                 --           --       (23.50)%
           Highest contract charge 1.70% Class B        $ 7.13             --                 --           --       (19.53)%
           All contract charges                             --            348         $    2,519         0.32%
     2014  Lowest contract charge 1.20% Class B         $ 9.28             --                 --           --        (4.33)%
           Highest contract charge 1.70% Class B        $ 8.86             --                 --           --        (4.73)%
           All contract charges                             --            283         $    2,543         0.67%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                             Years Ended December 31,
                                                      --------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
EQ/Emerging Markets Equity PLUS (Continued)
     2013  Lowest contract charge 1.30% Class B (e)     $ 9.34            --                 --            --        (6.22)%
           Highest contract charge 1.70% Class B (e)    $ 9.30            --                 --            --        (6.63)%
           All contract charges                             --            78           $    732          0.69%
EQ/Energy ETF
     2015  Lowest contract charge 1.10% Class B (u)     $ 7.04            --                 --            --       (25.74)%
           Highest contract charge 1.25% Class B        $ 6.24            --                 --            --       (25.71)%
           All contract charges                             --           199           $  1,258          1.64%
     2014  Lowest contract charge 1.20% Class B         $ 8.40            --                 --            --       (16.25)%
           Highest contract charge 1.25% Class B        $ 8.40            --                 --            --       (16.25)%
           All contract charges                             --            83           $    697          1.58%
     2013  Lowest contract charge 1.20% Class B (g)     $10.03            --                 --            --         1.42%
           Highest contract charge 1.20% Class B (g)    $10.03            --                 --            --         1.42%
           All contract charges                             --            --           $      3          1.64%
EQ/Equity 500 Index
     2015  Lowest contract charge 1.30% Class A         $19.11            --                 --            --        (0.47)%
           Highest contract charge 1.70% Class A        $18.64            --                 --            --        (0.90)%
           All contract charges                             --         7,002           $132,404          1.96%
     2014  Lowest contract charge 1.30% Class A         $19.20            --                 --            --        11.50%
           Highest contract charge 1.70% Class A        $18.81            --                 --            --        11.04%
           All contract charges                             --         5,070           $ 96,494          1.80%
2013 (ae)  Lowest contract charge 1.30% Class A         $17.22            --                 --            --        29.77%
           Highest contract charge 1.70% Class A        $16.94            --                 --            --        29.31%
           All contract charges                             --         3,194           $ 54,612          1.82%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $13.27            --                 --            --         2.39%
           Highest contract charge 1.70% Class A (d)    $13.10            --                 --            --         2.02%
           All contract charges                             --           473           $  6,257          3.68%
2012 (ad)  Lowest contract charge 1.30% Class A         $13.27            --                 --            --        13.71%
           Highest contract charge 1.70% Class A        $13.10            --                 --            --        13.22%
           All contract charges                             --         1,409           $     19          1.70%
2011 (ad)  Lowest contract charge 1.30% Class A         $11.67            --                 --            --         0.52%
           Highest contract charge 1.70% Class A        $11.57            --                 --            --         0.09%
           All contract charges                             --         1,156           $ 13,434          1.45%
EQ/Equity 500 Index
     2015  Lowest contract charge 0.30% Class B (g)     $11.84            --                 --            --         0.51%
           Highest contract charge 1.25% Class B        $11.59            --                 --            --        (0.52)%
           All contract charges                             --         2,185           $ 24,797          1.96%
     2014  Lowest contract charge 1.20% Class B         $11.66            --                 --            --        11.69%
           Highest contract charge 1.25% Class B        $11.65            --                 --            --        11.59%
           All contract charges                             --         1,097           $ 12,785          1.80%
     2013  Lowest contract charge 1.20% Class B (g)     $10.44            --                 --            --         3.16%
           Highest contract charge 1.25% Class B (g)    $10.44            --                 --            --         3.16%
           All contract charges                             --            14           $    146          1.82%
EQ/GAMCO Mergers and Acquisitions
     2015  Lowest contract charge 1.30% Class A         $12.81            --                 --            --         1.34%
           Highest contract charge 1.70% Class A        $12.49            --                 --            --         0.89%
           All contract charges                             --           911           $ 11,544          0.00%
     2014  Lowest contract charge 1.30% Class A         $12.64            --                 --            --         0.32%
           Highest contract charge 1.70% Class A        $12.38            --                 --            --        (0.08)%
           All contract charges                             --           827           $ 10,378          0.00%
2013 (ae)  Lowest contract charge 1.30% Class A         $12.60            --                 --            --         9.47%
           Highest contract charge 1.70% Class A        $12.39            --                 --            --         9.07%
           All contract charges                             --           679           $  8,497          0.50%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $11.51            --                 --            --         1.14%
           Highest contract charge 1.70% Class A (d)    $11.36            --                 --            --         0.80%
           All contract charges                             --            54           $    632          0.00%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                            Years Ended December 31,
                                                      -------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
EQ/GAMCO Mergers and Acquisitions (Continued)
2012 (ad)  Lowest contract charge 1.30% Class A         $11.51            --                 --            --        3.88%
           Highest contract charge 1.70% Class A        $11.36            --                 --            --        3.46%
           All contract charges                             --           440           $  5,036          0.00%
2011 (ad)  Lowest contract charge 1.30% Class A         $11.08            --                 --            --        0.27%
           Highest contract charge 1.70% Class A        $10.98            --                 --            --       (0.09)%
           All contract charges                             --           360           $  3,979          0.19%
EQ/GAMCO Mergers and Acquisitions
     2015  Lowest contract charge 0.30% Class B (g)     $10.49            --                 --            --        2.34%
           Highest contract charge 1.25% Class B        $10.27            --                 --            --        1.28%
           All contract charges                             --           304           $  3,110          0.00%
     2014  Lowest contract charge 1.20% Class B         $10.14            --                 --            --        0.40%
           Highest contract charge 1.25% Class B        $10.14            --                 --            --        0.40%
           All contract charges                             --           146           $  1,485          0.00%
     2013  Lowest contract charge 1.20% Class B (g)     $10.10            --                 --            --        1.41%
           Highest contract charge 1.25% Class B (g)    $10.10            --                 --            --        1.41%
           All contract charges                             --             6           $     57          0.50%
EQ/GAMCO Small Company Value
     2015  Lowest contract charge 0.65% Class A         $15.88            --                 --            --       (6.31)%
           Highest contract charge 1.70% Class A        $19.57            --                 --            --       (7.30)%
           All contract charges                             --         8,664           $172,525          0.56%
     2014  Lowest contract charge 0.65% Class A         $16.95            --                 --            --        2.36%
           Highest contract charge 1.70% Class A        $21.11            --                 --            --        1.30%
           All contract charges                             --         7,809           $167,255          0.31%
2013 (ae)  Lowest contract charge 0.65% Class A         $16.56            --                 --            --       38.23%
           Highest contract charge 1.70% Class A        $20.84            --                 --            --       36.75%
           All contract charges                             --         6,135           $129,348          0.32%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $15.43            --                 --            --        6.27%
           Highest contract charge 1.70% Class A (d)    $15.24            --                 --            --        5.98%
           All contract charges                             --           776           $ 11,930          2.69%
2012 (ad)  Lowest contract charge 0.65% Class A         $11.98            --                 --            --       17.11%
           Highest contract charge 1.70% Class A        $15.24            --                 --            --       15.89%
           All contract charges                             --         3,453           $ 53,054          1.24%
2011 (ad)  Lowest contract charge 0.65% Class A (a)     $10.23            --                 --            --       (5.45)%
           Highest contract charge 1.70% Class A        $13.15            --                 --            --       (4.92)%
           All contract charges                             --         2,853           $ 37,738          0.08%
EQ/GAMCO Small Company Value
     2015  Lowest contract charge 0.30% Class B (g)     $10.17            --                 --            --       (6.01)%
           Highest contract charge 1.25% Class B        $ 9.96            --                 --            --       (6.92)%
           All contract charges                             --         1,677           $ 16,544          0.56%
     2014  Lowest contract charge 1.20% Class B         $10.70            --                 --            --        1.81%
           Highest contract charge 1.25% Class B        $10.70            --                 --            --        1.81%
           All contract charges                             --           952           $ 10,188          0.31%
     2013  Lowest contract charge 1.20% Class B (g)     $10.51            --                 --            --        5.10%
           Highest contract charge 1.25% Class B (g)    $10.51            --                 --            --        5.10%
           All contract charges                             --            65           $    683          0.32%
EQ/Global Bond PLUS
     2015  Lowest contract charge 0.65% Class A         $ 9.62            --                 --            --       (4.37)%
           Highest contract charge 1.70% Class A        $ 9.72            --                 --            --       (5.45)%
           All contract charges                             --           582           $  5,767          0.04%
     2014  Lowest contract charge 0.65% Class A         $10.06            --                 --            --        0.20%
           Highest contract charge 1.70% Class A        $10.28            --                 --            --       (0.77)%
           All contract charges                             --           621           $  6,477          0.70%
2013 (ae)  Lowest contract charge 1.30% Class A         $10.54            --                 --            --       (3.83)%
           Highest contract charge 1.70% Class A        $10.36            --                 --            --       (4.25)%
           All contract charges                             --           562           $  5,899          0.01%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                            Years Ended December 31,
                                                      -------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
EQ/Global Bond PLUS (Continued)
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $10.96            --                 --            --        0.00%
           Highest contract charge 1.70% Class A (d)    $10.82            --                 --            --        0.00%
           All contract charges                             --            78           $ 11,303          0.41%
2012 (ad)  Lowest contract charge 1.30% Class A         $10.96            --                 --            --        2.43%
           Highest contract charge 1.70% Class A        $10.82            --                 --            --        1.98%
           All contract charges                             --           420           $  4,579          1.41%
2011 (ad)  Lowest contract charge 1.30% Class A         $10.70            --                 --            --        3.28%
           Highest contract charge 1.70% Class A        $10.61            --                 --            --        2.91%
           All contract charges                             --           350           $  3,728          3.36%
EQ/Global Bond PLUS
     2015  Lowest contract charge 1.30% Class B         $11.44            --                 --            --       (4.98)%
           Highest contract charge 1.70% Class B        $10.97            --                 --            --       (5.43)%
           All contract charges                             --           445           $  5,002          0.04%
     2014  Lowest contract charge 1.30% Class B         $12.04            --                 --            --       (0.50)%
           Highest contract charge 1.70% Class B        $11.60            --                 --            --       (0.85)%
           All contract charges                             --           445           $  5,262          0.70%
2013 (ae)  Lowest contract charge 1.30% Class B         $12.10            --                 --            --       (3.74)%
           Highest contract charge 1.70% Class B        $11.70            --                 --            --       (4.18)%
           All contract charges                             --           454           $  5,404          0.01%
2012 (ad)  Lowest contract charge 0.95% Class B         $12.90            --                 --            --        2.79%
           Highest contract charge 1.90% Class B        $12.03            --                 --            --        1.78%
           All contract charges                             --        39,823           $493,953          1.41%
2011 (ad)  Lowest contract charge 0.95% Class B         $12.55            --                 --            --        3.38%
           Highest contract charge 1.90% Class B        $11.82            --                 --            --        2.43%
           All contract charges                             --        41,863           $508,159          3.36%
EQ/High Yield Bond
     2015  Lowest contract charge 1.10% Class B (u)     $ 9.28            --                 --            --       (7.29)%
           Highest contract charge 1.70% Class B        $10.01            --                 --            --       (4.76)%
           All contract charges                             --           781           $  7,803          2.19%
     2014  Lowest contract charge 120% Class B          $10.14            --                 --            --        0.70%
           Highest contract charge 1.70% Class B        $10.51            --                 --            --        0.19%
           All contract charges                             --           533           $  5,586          4.19%
     2013  Lowest contract charge 120% Class B (g)      $10.07            --                 --            --        0.80%
           Highest contract charge 1.70% Class B (e)    $10.49            --                 --            --        4.69%
           All contract charges                             --           152           $  1,585          5.16%
EQ/Intermediate Government Bond
     2015  Lowest contract charge 0.30% Class B (g)     $10.06            --                 --            --        0.20%
           Highest contract charge 1.70% Class B        $ 9.91            --                 --            --       (1.29)%
           All contract charges                             --        12,206           $125,847          0.59%
     2014  Lowest contract charge 0.65% Class B         $10.07            --                 --            --        0.80%
           Highest contract charge 1.70% Class B        $10.04            --                 --            --       (0.20)%
           All contract charges                             --        12,538           $130,682          0.41%
2013 (ae)  Lowest contract charge 0.65% Class B         $ 9.99            --                 --            --       (2.25)%
           Highest contract charge 1.70% Class B        $10.06            --                 --            --       (3.36)%
           All contract charges                             --        12,463           $129,739          0.22%
2012 (ac)  Lowest contract charge 1.30% Class B (d)     $10.54            --                 --            --       (0.09)%
           Highest contract charge 1.70% Class B (d)    $10.41            --                 --            --       (0.38)%
           All contract charges                             --           171           $  1,790          0.50%
2012 (ad)  Lowest contract charge 0.65% Class B         $10.22            --                 --            --        0.29%
           Highest contract charge 1.90% Class B        $18.54            --                 --            --       (0.91)%
           All contract charges                             --        33,728           $440,306          0.24%
2011 (ad)  Lowest contract charge 0.95% Class B         $22.86            --                 --            --        4.34%
           Highest contract charge 1.90% Class B        $18.71            --                 --            --        3.26%
           All contract charges                             --        33,208           $447,386          0.43%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                             Years Ended December 31,
                                                      --------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
EQ/International Equity Index
     2015  Lowest contract charge 0.65% Class A         $10.74            --                 --            --        (2.81)%
           Highest contract charge 1.70% Class A        $10.77            --                 --            --        (3.84)%
           All contract charges                             --         1,880            $20,562          2.82%
     2014  Lowest contract charge 0.65% Class A         $11.05            --                 --            --        (7.53)%
           Highest contract charge 1.70% Class A        $11.20            --                 --            --        (8.50)%
           All contract charges                             --         1,362            $15,412          4.42%
2013 (ae)  Lowest contract charge 0.65% Class A         $11.95            --                 --            --        20.71%
           Highest contract charge 1.70% Class A        $12.24            --                 --            --        19.41%
           All contract charges                             --           639            $ 7,902          2.96%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $10.38            --                 --            --         8.46%
           Highest contract charge 1.70% Class A (d)    $10.25            --                 --            --         8.12%
           All contract charges                             --            72            $   739          6.02%
2012 (ad)  Lowest contract charge 0.65% Class A         $ 9.90            --                 --            --        15.52%
           Highest contract charge 1.70% Class A        $10.25            --                 --            --        14.27%
           All contract charges                             --           244            $ 2,520          3.00%
2011 (ad)  Lowest contract charge 0.65% Class A (a)     $ 8.57            --                 --            --       (15.48)%
           Highest contract charge 1.70% Class A        $ 8.97            --                 --            --       (13.42)%
           All contract charges                             --           184            $ 1,657          2.76%
EQ/International Equity Index (t)
     2015  Lowest contract charge 0.30% Class B (g)     $ 9.18            --                 --            --        (2.44)%
           Highest contract charge 1.25% Class B        $ 8.99            --                 --            --        (3.33)%
           All contract charges                             --           745            $ 6,690          2.82%
     2014  Lowest contract charge 1.20% Class B         $ 9.31            --                 --            --        (8.00)%
           Highest contract charge 1.25% Class B        $ 9.30            --                 --            --        (8.10)%
           All contract charges                             --           500            $ 4,652          4.42%
     2013  Lowest contract charge 1.20% Class B (g)     $10.12            --                 --            --         1.10%
           Highest contract charge 1.25% Class B (g)    $10.12            --                 --            --         1.10%
           All contract charges                             --             4            $    40          2.96%
EQ/Invesco Comstock (k)(l)
     2015  Lowest contract charge 0.65% Class A         $16.06            --                 --            --        (6.79)%
           Highest contract charge 1.70% Class A        $17.08            --                 --            --        (7.78)%
           All contract charges                             --         1,482            $25,762          2.15%
     2014  Lowest contract charge 0.65% Class A         $17.23            --                 --            --         8.23%
           Highest contract charge 1.70% Class A        $18.52            --                 --            --         7.05%
           All contract charges                             --         1,384            $25,986          2.26%
2013 (ae)  Lowest contract charge 0.65% Class A         $15.92            --                 --            --        34.23%
           Highest contract charge 1.70% Class A        $17.30            --                 --            --        32.77%
           All contract charges                             --           299            $ 5,249          4.77%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $13.20            --                 --            --         5.43%
           Highest contract charge 1.70% Class A (d)    $13.03            --                 --            --         5.08%
           All contract charges                             --            36            $   472          3.37%
2012 (ad)  Lowest contract charge 0.65% Class A         $11.86            --                 --            --        17.66%
           Highest contract charge 1.70% Class A        $13.03            --                 --            --        16.44%
           All contract charges                             --           185            $ 2,431          1.27%
2011 (ad)  Lowest contract charge 0.65% Class A (a)     $10.08            --                 --            --        (5.08)%
           Highest contract charge 1.70% Class A        $11.19            --                 --            --        (3.45)%
           All contract charges                             --           142            $ 1,598          1.38%
EQ/Invesco Comstock (k)(l)
     2015  Lowest contract charge 1.30% Class B         $15.45            --                 --            --        (7.37)%
           Highest contract charge 1.70% Class B        $14.79            --                 --            --        (7.79)%
           All contract charges                             --           604            $ 9,159          2.15%
     2014  Lowest contract charge 1.30% Class B         $16.68            --                 --            --         7.47%
           Highest contract charge 1.70% Class B        $16.04            --                 --            --         7.00%
           All contract charges                             --           612            $10,036          2.26%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                            Years Ended December 31,
                                                      -------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
EQ/Invesco Comstock (k)(l) (Continued)
2013 (ae)  Lowest contract charge 1.30% Class B         $15.52            --                 --            --       33.33%
           Highest contract charge 1.70% Class B        $14.99            --                 --            --       32.77%
           All contract charges                             --           192           $  2,939          4.77%
2012 (ad)  Lowest contract charge 0.95% Class B         $11.97            --                 --            --       17.35%
           Highest contract charge 1.80% Class B        $11.20            --                 --            --       16.30%
           All contract charges                             --        22,874           $262,341          1.27%
2011 (ad)  Lowest contract charge 0.95% Class B         $10.20            --                 --            --       (2.95)%
           Highest contract charge 1.90% Class B        $ 9.57            --                 --            --       (3.82)%
           All contract charges                             --        24,155           $237,419          1.38%
EQ/JPMorgan Value Opportunities
     2015  Lowest contract charge 0.65% Class A         $16.90            --                 --            --       (2.93)%
           Highest contract charge 1.70% Class A        $17.44            --                 --            --       (3.96)%
           All contract charges                             --           406           $  7,204          0.74%
     2014  Lowest contract charge 0.65% Class A         $17.41            --                 --            --       13.64%
           Highest contract charge 1.70% Class A        $18.16            --                 --            --       12.45%
           All contract charges                             --           365           $  6,734          1.09%
2013 (ae)  Lowest contract charge 0.65% Class A         $15.32            --                 --            --       34.98%
           Highest contract charge 1.70% Class A        $16.15            --                 --            --       33.47%
           All contract charges                             --           371           $  6,078          2.08%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $12.25            --                 --            --        3.38%
           Highest contract charge 1.70% Class A (d)    $12.10            --                 --            --        3.15%
           All contract charges                             --            61           $    743          1.87%
2012 (ad)  Lowest contract charge 0.65% Class A         $11.35            --                 --            --       15.23%
           Highest contract charge 1.70% Class A        $12.10            --                 --            --       14.15%
           All contract charges                             --           292           $  3,573          0.95%
2011 (ad)  Lowest contract charge 0.65% Class A (a)     $ 9.85            --                 --            --       (8.46)%
           Highest contract charge 1.70% Class A        $10.60            --                 --            --       (6.61)%
           All contract charges                             --           266           $  2,845          1.03%
EQ/JPMorgan Value Opportunities
     2015  Lowest contract charge 1.30% Class B         $19.14            --                 --            --       (3.58)%
           Highest contract charge 1.70% Class B        $19.64            --                 --            --       (3.91)%
           All contract charges                             --           248           $  4,682          0.74%
     2014  Lowest contract charge 1.30% Class B         $19.85            --                 --            --       12.91%
           Highest contract charge 1.70% Class B        $20.44            --                 --            --       12.43%
           All contract charges                             --           156           $  3,131          1.09%
2013 (ae)  Lowest contract charge 1.30% Class B         $17.58            --                 --            --       33.99%
           Highest contract charge 1.70% Class B        $18.18            --                 --            --       33.48%
           All contract charges                             --           127           $  2,263          2.08%
2012 (ad)  Lowest contract charge 0.95% Class B         $15.34            --                 --            --       14.91%
           Highest contract charge 1.90% Class B        $13.19            --                 --            --       13.81%
           All contract charges                             --        17,582           $242,364          0.95%
2011 (ad)  Lowest contract charge 0.95% Class B         $13.35            --                 --            --       (6.12)%
           Highest contract charge 1.90% Class B        $11.59            --                 --            --       (7.06)%
           All contract charges                             --        19,801           $238,926          1.03%
EQ/Large Cap Growth Index
     2015  Lowest contract charge 1.30% Class A         $20.50            --                 --            --        3.54%
           Highest contract charge 1.70% Class A        $19.99            --                 --            --        3.09%
           All contract charges                             --         1,290           $ 26,251          0.97%
     2014  Lowest contract charge 1.30% Class A         $19.80            --                 --            --       10.74%
           Highest contract charge 1.70% Class A        $19.39            --                 --            --       10.30%
           All contract charges                             --           993           $ 19,557          1.17%
2013 (ae)  Lowest contract charge 1.30% Class A         $17.88            --                 --            --       30.80%
           Highest contract charge 1.70% Class A        $17.58            --                 --            --       30.22%
           All contract charges                             --           698           $ 12,399          1.10%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $13.67            --                 --            --       (0.44)%
           Highest contract charge 1.70% Class A (d)    $13.50            --                 --            --       (0.66)%
           All contract charges                             --           136           $  1,851          2.54%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                            Years Ended December 31,
                                                      -------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
EQ/Large Cap Growth Index (Continued)
2012 (ad)  Lowest contract charge 1.30% Class A         $13.67            --                 --            --       13.26%
           Highest contract charge 1.70% Class A        $13.50            --                 --            --       12.78%
           All contract charges                             --           408            $ 5,559          1.20%
2011 (ad)  Lowest contract charge 1.30% Class A         $12.07            --                 --            --        1.26%
           Highest contract charge 1.70% Class A        $11.97            --                 --            --        0.93%
           All contract charges                             --           320            $ 3,850          0.88%
EQ/Large Cap Growth Index
     2015  Lowest contract charge 1.10% Class B (u)     $ 9.88            --                 --            --       (1.20)%
           Highest contract charge 1.25% Class B        $12.00            --                 --            --        3.54%
           All contract charges                             --           473            $ 5,594          0.97%
     2014  Lowest contract charge 1.20% Class B         $11.60            --                 --            --       10.90%
           Highest contract charge 1.25% Class B        $11.59            --                 --            --       10.80%
           All contract charges                             --           278            $ 3,223          1.17%
     2013  Lowest contract charge 1.30% Class B (g)     $10.46            --                 --            --        3.87%
           Highest contract charge 1.70% Class B (g)    $10.46            --                 --            --        3.87%
           All contract charges                             --            15            $   157          1.10%
EQ/Large Cap Value Index
     2015  Lowest contract charge 1.30% Class A         $17.95            --                 --            --       (5.68)%
           Highest contract charge 1.70% Class A        $17.51            --                 --            --       (6.06)%
           All contract charges                             --         1,441            $25,524          2.87%
     2014  Lowest contract charge 1.30% Class A         $19.03            --                 --            --       11.16%
           Highest contract charge 1.70% Class A        $18.64            --                 --            --       10.69%
           All contract charges                             --           910            $17,135          2.02%
2013 (ae)  Lowest contract charge 1.30% Class A         $17.12            --                 --            --       29.89%
           Highest contract charge 1.70% Class A        $16.84            --                 --            --       29.34%
           All contract charges                             --           544            $ 9,242          1.80%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $13.18            --                 --            --        5.27%
           Highest contract charge 1.70% Class A (d)    $13.02            --                 --            --        5.08%
           All contract charges                             --           133            $ 1,738          4.46%
2012 (ad)  Lowest contract charge 1.30% Class A         $13.18            --                 --            --       15.01%
           Highest contract charge 1.70% Class A        $13.02            --                 --            --       14.61%
           All contract charges                             --           195            $ 2,563          1.91%
2011 (ad)  Lowest contract charge 1.30% Class A         $11.46            --                 --            --       (1.38)%
           Highest contract charge 1.70% Class A        $11.36            --                 --            --       (1.73)%
           All contract charges                             --           155            $ 1,774          1.77%
EQ/Large Cap Value Index
     2015  Lowest contract charge 1.10% Class B (u)     $ 9.41            --                 --            --       (5.81)%
           Highest contract charge 1.25% Class B        $10.92            --                 --            --       (5.70)%
           All contract charges                             --           324            $ 3,514          2.87%
     2014  Lowest contract charge 1.20% Class B         $11.58            --                 --            --       11.24%
           Highest contract charge 1.25% Class B        $11.58            --                 --            --       11.24%
           All contract charges                             --           151            $ 1,749          2.02%
     2013  Lowest contract charge 1.20% Class B (g)     $10.41            --                 --            --        2.76%
           Highest contract charge 1.25% Class B (g)    $10.41            --                 --            --        2.76%
           All contract charges                             --             7            $    73          1.80%
EQ/Low Volatility Global ETF
     2015  Lowest contract charge 1.10% Class B (u)     $ 9.39            --                 --            --       (4.67)%
           Highest contract charge 1.25% Class B        $10.49            --                 --            --       (1.50)%
           All contract charges                             --           112            $ 1,150          1.84%
     2014  Lowest contract charge 1.20% Class B         $10.66            --                 --            --        6.92%
           Highest contract charge 1.25% Class B        $10.65            --                 --            --        6.82%
           All contract charges                             --            75            $   798          2.64%
     2013  Lowest contract charge 1.20% Class B (g)     $ 9.97            --                 --            --        0.20%
           Highest contract charge 1.25% Class B (g)    $ 9.97            --                 --            --        0.20%
           All contract charges                             --             5            $    52          1.77%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                             Years Ended December 31,
                                                      --------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
EQ/MFS International Growth
     2015  Lowest contract charge 1.30% Class A         $12.57            --                 --            --        (1.10)%
           Highest contract charge 1.70% Class A        $12.26            --                 --            --        (1.53)%
           All contract charges                             --         1,570           $ 19,572          0.62%
     2014  Lowest contract charge 1.30% Class A         $12.71            --                 --            --        (6.27)%
           Highest contract charge 1.70% Class A        $12.45            --                 --            --        (6.60)%
           All contract charges                             --         1,355           $ 17,105          1.04%
2013 (ae)  Lowest contract charge 1.30% Class A         $13.56            --                 --            --        12.16%
           Highest contract charge 1.70% Class A        $13.33            --                 --            --        11.74%
           All contract charges                             --         1,117           $ 15,044          1.10%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $12.09            --                 --            --         4.86%
           Highest contract charge 1.70% Class A (d)    $11.93            --                 --            --         4.56%
           All contract charges                             --           160           $  1,929          2.50%
2012 (ad)  Lowest contract charge 1.30% Class A         $12.09            --                 --            --        18.18%
           Highest contract charge 1.70% Class A        $11.93            --                 --            --        17.65%
           All contract charges                             --           454           $  5,463          0.99%
2011 (ad)  Lowest contract charge 1.30% Class A         $10.23            --                 --            --       (11.66)%
           Highest contract charge 1.70% Class A        $10.14            --                 --            --       (12.06)%
           All contract charges                             --           334           $  3,412          0.64%
EQ/MFS International Growth
     2015  Lowest contract charge 1.10% Class B (u)     $ 9.13            --                 --            --        (8.52)%
           Highest contract charge 1.70% Class B        $15.37            --                 --            --        (1.47)%
           All contract charges                             --           973           $ 10,104          0.62%
     2014  Lowest contract charge 1.20% Class B         $ 9.40            --                 --            --        (6.19)%
           Highest contract charge 1.70% Class B        $15.60            --                 --            --        (6.64)%
           All contract charges                             --           809           $  8,848          1.04%
2013 (ae)  Lowest contract charge 1.20% Class B (g)     $10.02            --                 --            --         0.50%
           Highest contract charge 1.70% Class B        $16.71            --                 --            --        11.70%
           All contract charges                             --           613           $  7,458          1.10%
2012 (ad)  Lowest contract charge 1.20% Class B         $15.55            --                 --            --        18.25%
           Highest contract charge 1.80% Class B        $14.84            --                 --            --        17.59%
           All contract charges                             --        31,803           $398,332          0.99%
2011 (ad)  Lowest contract charge 1.20% Class B         $13.15            --                 --            --       (11.74)%
           Highest contract charge 1.90% Class B        $12.54            --                 --            --       (12.43)%
           All contract charges                             --        30,869           $328,558          0.64%
EQ/Mid Cap Index
     2015  Lowest contract charge 1.30% Class A         $19.69            --                 --            --        (4.14)%
           Highest contract charge 1.70% Class A        $19.21            --                 --            --        (4.48)%
           All contract charges                             --         1,883           $ 36,792          0.90%
     2014  Lowest contract charge 1.30% Class A         $20.54            --                 --            --         7.60%
           Highest contract charge 1.70% Class A        $20.11            --                 --            --         7.14%
           All contract charges                             --         1,672           $ 34,038          1.03%
2013 (ae)  Lowest contract charge 1.30% Class A         $19.09            --                 --            --        30.84%
           Highest contract charge 1.70% Class A        $18.77            --                 --            --        30.35%
           All contract charges                             --         1,012           $ 19,196          1.02%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $14.59            --                 --            --         2.67%
           Highest contract charge 1.70% Class A (d)    $14.40            --                 --            --         2.35%
           All contract charges                             --           153           $  2,219          2.25%
2012 (ad)  Lowest contract charge 1.30% Class A         $14.59            --                 --            --        15.52%
           Highest contract charge 1.70% Class A        $14.40            --                 --            --        15.02%
           All contract charges                             --           367           $  5,340          0.99%
2011 (ad)  Lowest contract charge 1.30% Class A         $12.63            --                 --            --        (3.37)%
           Highest contract charge 1.70% Class A        $12.52            --                 --            --        (3.77)%
           All contract charges                             --           302           $  3,804          0.61%
EQ/Mid Cap Index
     2015  Lowest contract charge 0.30% Class B (g)     $10.88            --                 --            --        (3.20)%
           Highest contract charge 1.25% Class B        $10.66            --                 --            --        (4.05)%
           All contract charges                             --           958           $ 10,059          0.90%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                            Years Ended December 31,
                                                      -------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
EQ/Mid Cap Index (Continued)
     2014  Lowest contract charge 1.20% Class B         $11.12             --                --            --        7.65%
           Highest contract charge 1.25% Class B        $11.11             --                --            --        7.66%
           All contract charges                             --            559          $  6,207          1.03%
     2013  Lowest contract charge 1.20% Class B (g)     $10.33             --                --            --        3.09%
           Highest contract charge 1.25% Class B (g)    $10.32             --                --            --        2.99%
           All contract charges                             --             14          $    144          1.02%
EQ/Money Market
     2015  Lowest contract charge 0.65% Class A         $ 9.67             --                --            --       (0.62)%
           Highest contract charge 1.70% Class A        $ 9.01             --                --            --       (1.74)%
           All contract charges                             --          8,253          $ 77,117          0.00%
     2014  Lowest contract charge 0.65% Class A         $ 9.73             --                --            --       (0.71)%
           Highest contract charge 1.70% Class A        $ 9.17             --                --            --       (1.71)%
           All contract charges                             --          5,837          $ 54,908          0.00%
2013 (ae)  Lowest contract charge 0.65% Class A         $ 9.80             --                --            --       (0.61)%
           Highest contract charge 1.70% Class A        $ 9.33             --                --            --       (1.69)%
           All contract charges                             --          5,649          $ 54,098          0.00%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $ 9.61             --                --            --       (0.83)%
           Highest contract charge 1.70% Class A (d)    $ 9.49             --                --            --       (1.15)%
           All contract charges                             --          3,253          $ 30,995          0.00%
2012 (ad)  Lowest contract charge 0.65% Class A         $ 9.86             --                --            --       (0.70)%
           Highest contract charge 1.70% Class A        $ 9.49             --                --            --       (1.66)%
           All contract charges                             --          2,080          $ 19,884          0.00%
2011 (ad)  Lowest contract charge 0.65% Class A (a)     $ 9.93             --                --            --       (0.60)%
           Highest contract charge 1.70% Class A        $ 9.65             --                --            --       (1.73)%
           All contract charges                             --          4,907          $ 47,537          0.01%
EQ/Money Market
     2015  Lowest contract charge 0.30% Class B         $ 9.93             --                --            --       (0.30)%
           Highest contract charge 1.70% Class B        $24.61             --                --            --       (1.72)%
           All contract charges                             --          5,965          $ 60,652          0.00%
     2014  Lowest contract charge 0.30% Class B         $ 9.96             --                --            --       (0.30)%
           Highest contract charge 1.70% Class B        $25.04             --                --            --       (1.69)%
           All contract charges                             --          5,879          $ 60,569          0.00%
2013 (ae)  Lowest contract charge 1.20% Class B (g)     $ 9.98             --                --            --       (0.10)%
           Highest contract charge 1.70% Class B        $25.47             --                --            --       (1.70)%
           All contract charges                             --          2,743          $ 29,635          0.00%
2012 (ad)  Lowest contract charge 0.00% Class B         $44.43             --                --            --        0.00%
           Highest contract charge 1.90% Class B        $24.30             --                --            --       (1.94)%
           All contract charges                             --        180,902          $645,099          0.00%
2011 (ad)  Lowest contract charge 0.00% Class B         $44.43             --                --            --        0.00%
           Highest contract charge 1.90% Class B        $24.78             --                --            --       (1.86)%
           All contract charges                             --         85,545          $655,858          0.01%
EQ/Morgan Stanley Mid Cap Growth
     2015  Lowest contract charge 0.65% Class A         $13.23             --                --            --       (6.10)%
           Highest contract charge 1.70% Class A        $15.97             --                --            --       (7.15)%
           All contract charges                             --          2,119          $ 34,453          0.00%
     2014  Lowest contract charge 0.65% Class A         $14.09             --                --            --       (1.40)%
           Highest contract charge 1.70% Class A        $17.20             --                --            --       (2.38)%
           All contract charges                             --          2,193          $ 38,236          0.00%
2013 (ae)  Lowest contract charge 0.65% Class A         $14.29             --                --            --       37.67%
           Highest contract charge 1.70% Class A        $17.62             --                --            --       36.17%
           All contract charges                             --          1,976          $ 35,165          0.00%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $13.10             --                --            --        1.14%
           Highest contract charge 1.70% Class A (d)    $12.94             --                --            --        0.82%
           All contract charges                             --            272          $  3,559          0.97%
2012 (ad)  Lowest contract charge 0.65% Class A         $10.38             --                --            --        8.01%
           Highest contract charge 1.70% Class A        $12.94             --                --            --        6.94%
           All contract charges                             --          1,342          $ 17,512          0.44%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                             Years Ended December 31,
                                                      --------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
EQ/Morgan Stanley Mid Cap Growth (Continued)
2011 (ad)  Lowest contract charge 0.65% Class A (a)     $ 9.61            --                 --            --       (11.35)%
           Highest contract charge 1.70% Class A        $12.10            --                 --            --        (9.02)%
           All contract charges                             --         1,182           $ 14,382          0.25%
EQ/Morgan Stanley Mid Cap Growth
     2015  Lowest contract charge 1.10% Class B (u)     $ 8.92            --                 --            --        (9.81)%
           Highest contract charge 1.70% Class B        $19.87            --                 --            --        (7.06)%
           All contract charges                             --           874           $ 14,987          0.00%
     2014  Lowest contract charge 1.20% Class B         $10.46            --                 --            --        (1.88)%
           Highest contract charge 1.70% Class B        $21.38            --                 --            --        (2.42)%
           All contract charges                             --           770           $ 14,709          0.00%
2013 (ae)  Lowest contract charge 1.20% Class B (g)     $10.66            --                 --            --         4.61%
           Highest contract charge 1.70% Class B        $21.91            --                 --            --        36.17%
           All contract charges                             --           569           $ 12,387          0.00%
2012 (ad)  Lowest contract charge 0.95% Class B         $17.05            --                 --            --         7.71%
           Highest contract charge 1.90% Class B        $15.84            --                 --            --         6.67%
           All contract charges                             --        33,732           $552,320          0.44%
2011 (ad)  Lowest contract charge 0.95% Class B         $15.83            --                 --            --        (8.60)%
           Highest contract charge 1.90% Class B        $14.85            --                 --            --        (9.45)%
           All contract charges                             --        36,425           $556,589          0.25%
EQ/Oppenheimer Global
     2015  Lowest contract charge 1.30% Class A         $15.91            --                 --            --         1.86%
           Highest contract charge 1.70% Class A        $15.52            --                 --            --         1.44%
           All contract charges                             --         2,630           $ 41,513          0.28%
     2014  Lowest contract charge 1.30% Class A         $15.62            --                 --            --         0.45%
           Highest contract charge 1.70% Class A        $15.30            --                 --            --         0.07%
           All contract charges                             --         2,055           $ 31,876          0.58%
2013 (ae)  Lowest contract charge 1.30% Class A         $15.55            --                 --            --        24.70%
           Highest contract charge 1.70% Class A        $15.29            --                 --            --        24.21%
           All contract charges                             --         1,401           $ 21,649          2.86%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $12.47            --                 --            --         8.06%
           Highest contract charge 1.70% Class A (d)    $12.31            --                 --            --         7.79%
           All contract charges                             --           106           $  1,321          1.79%
2012 (ad)  Lowest contract charge 1.30% Class A         $12.47            --                 --            --        18.88%
           Highest contract charge 1.70% Class A        $12.31            --                 --            --        18.37%
           All contract charges                             --           849           $ 10,536          0.87%
2011 (ad)  Lowest contract charge 1.30% Class A         $10.49            --                 --            --        (9.65)%
           Highest contract charge 1.70% Class A        $10.40            --                 --            --        (9.96)%
           All contract charges                             --           718           $  7,507          0.78%
EQ/Oppenheimer Global
     2015  Lowest contract charge 0.30% Class B         $10.80            --                 --            --         2.86%
           Highest contract charge 1.70% Class B        $13.86            --                 --            --         1.39%
           All contract charges                             --         1,058           $ 13,387          0.28%
     2014  Lowest contract charge 0.30% Class B         $10.50            --                 --            --         1.45%
           Highest contract charge 1.70% Class B        $13.67            --                 --            --         0.07%
           All contract charges                             --           633           $  8,270          0.58%
2013 (ae)  Lowest contract charge 1.30% Class B (g)     $10.33            --                 --            --         3.40%
           Highest contract charge 1.70% Class B        $13.66            --                 --            --        24.18%
           All contract charges                             --           416           $  5,762          2.86%
2012 (ad)  Lowest contract charge 0.95% Class B         $11.54            --                 --            --        19.21%
           Highest contract charge 1.80% Class B        $10.93            --                 --            --        18.16%
           All contract charges                             --        29,044           $323,779          0.87%
2011 (ad)  Lowest contract charge 0.95% Class B         $ 9.68            --                 --            --        (9.45)%
           Highest contract charge 1.90% Class B        $ 9.20            --                 --            --       (10.33)%
           All contract charges                             --        29,008           $272,754          0.78%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                            Years Ended December 31,
                                                      -------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
EQ/PIMCO Global Real Return
     2015  Lowest contract charge 1.10% Class B (u)     $ 9.53             --                 --           --       (3.54)%
           Highest contract charge 1.70% Class B        $ 9.48             --                 --           --       (4.05)%
           All contract charges                             --            856         $    8,251         1.54%
     2014  Lowest contract charge 1.20% Class B         $10.31             --                 --           --        6.51%
           Highest contract charge 1.70% Class B        $ 9.88             --                 --           --        6.01%
           All contract charges                             --            455         $    4,558         7.08%
     2013  Lowest contract charge 1.20% Class B (g)     $ 9.68             --                 --           --       (2.22)%
           Highest contract charge 1.70% Class B (e)    $ 9.32             --                 --           --       (6.61)%
           All contract charges                             --            153         $    1,423         0.17%
EQ/PIMCO Ultra Short Bond
     2015  Lowest contract charge 1.30% Class A         $ 9.45             --                 --           --       (1.56)%
           Highest contract charge 1.70% Class A        $ 9.21             --                 --           --       (2.02)%
           All contract charges                             --          2,491         $   23,337         0.51%
     2014  Lowest contract charge 1.30% Class A         $ 9.60             --                 --           --       (1.34)%
           Highest contract charge 1.70% Class A        $ 9.40             --                 --           --       (1.78)%
           All contract charges                             --          2,340         $   22,300         0.40%
2013 (ae)  Lowest contract charge 1.30% Class A         $ 9.73             --                 --           --       (1.32)%
           Highest contract charge 1.70% Class A        $ 9.57             --                 --           --       (1.64)%
           All contract charges                             --          2,328         $   22,491         0.80%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $ 9.86             --                 --           --       (0.20)%
           Highest contract charge 1.70% Class A (d)    $ 9.73             --                 --           --       (0.51)%
           All contract charges                             --            382         $    3,738         0.99%
2012 (ad)  Lowest contract charge 1.30% Class A         $ 9.86             --                 --           --        0.20%
           Highest contract charge 1.70% Class A        $ 9.73             --                 --           --       (0.31)%
           All contract charges                             --          1,581         $   15,504         0.53%
2011 (ad)  Lowest contract charge 0.65% Class A (a)     $ 9.92             --                 --           --       (0.70)%
           Highest contract charge 1.70% Class A        $ 9.76             --                 --           --       (1.61)%
           All contract charges                             --          1,850         $   18,121         0.51%
EQ/PIMCO Ultra Short Bond
     2015  Lowest contract charge 1.10% Class B (u)     $ 9.89             --                 --           --       (1.10)%
           Highest contract charge 1.70% Class B        $ 9.86             --                 --           --       (1.99)%
           All contract charges                             --            597         $    5,742         0.51%
     2014  Lowest contract charge 1.20% Class B         $ 9.84             --                 --           --       (1.30)%
           Highest contract charge 1.70% Class B        $10.06             --                 --           --       (1.85)%
           All contract charges                             --            389         $    3,788         0.40%
2013 (ae)  Lowest contract charge 1.20% Class B (g)     $ 9.97             --                 --           --       (0.20)%
           Highest contract charge 1.70% Class B        $10.25             --                 --           --       (1.35)%
           All contract charges                             --            228         $    2,227         0.80%
2012 (ad)  Lowest contract charge 0.95% Class B         $11.04             --                 --           --        0.55%
           Highest contract charge 1.90% Class B        $10.25             --                 --           --       (0.49)%
           All contract charges                             --         99,739         $1,034,575         0.53%
2011 (ad)  Lowest contract charge 0.95% Class B         $10.98             --                 --           --       (1.17)%
           Highest contract charge 1.90% Class B        $10.30             --                 --           --       (2.09)%
           All contract charges                             --        110,963         $1,151,604         0.51%
EQ/Quality Bond PLUS
     2015  Lowest contract charge 1.30% Class B         $10.99             --                 --           --       (1.08)%
           Highest contract charge 1.70% Class B        $15.44             --                 --           --       (1.47)%
           All contract charges                             --          2,274         $   26,943         1.10%
     2014  Lowest contract charge 1.30% Class B         $11.11             --                 --           --        1.55%
           Highest contract charge 1.70% Class B        $15.67             --                 --           --        1.16%
           All contract charges                             --          2,077         $   25,065         1.06%
2013 (ae)  Lowest contract charge 1.30% Class B         $10.94             --                 --           --       (3.53)%
           Highest contract charge 1.70% Class B        $15.49             --                 --           --       (3.97)%
           All contract charges                             --          1,880         $   22,503         0.40%
2012 (ad)  Lowest contract charge 1.20% Class B         $17.78             --                 --           --        1.43%
           Highest contract charge 1.90% Class B        $15.51             --                 --           --        0.71%
           All contract charges                             --         38,915         $  505,313         0.62%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                            Years Ended December 31,
                                                      -------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
EQ/Quality Bond PLUS (Continued)
2011 (ad)  Lowest contract charge 0.95% Class B         $18.36            --                 --            --        0.27%
           Highest contract charge 1.90% Class B        $15.40            --                 --            --       (0.71)%
           All contract charges                             --        40,402           $519,876          2.32%
EQ/Real Estate PLUS
     2015  Lowest contract charge 0.65% Class B         $ 9.95            --                 --            --       (2.64)%
           Highest contract charge 1.70% Class B        $10.66            --                 --            --       (3.62)%
           All contract charges                             --           858           $  9,155          0.65%
     2014  Lowest contract charge 0.65% Class B         $10.22            --                 --            --       15.87%
           Highest contract charge 1.70% Class B        $11.06            --                 --            --       14.61%
           All contract charges                             --           522           $  5,787          8.97%
     2013  Lowest contract charge 1.30% Class B (e)     $ 9.68            --                 --            --       (3.39)%
           Highest contract charge 1.70% Class B (e)    $ 9.65            --                 --            --       (3.69)%
           All contract charges                             --           152           $  1,467          3.06%
EQ/Small Company Index
     2015  Lowest contract charge 1.30% Class A         $19.20            --                 --            --       (5.79)%
           Highest contract charge 1.70% Class A        $18.72            --                 --            --       (6.21)%
           All contract charges                             --         1,291           $ 24,592          0.89%
     2014  Lowest contract charge 1.30% Class A         $20.38            --                 --            --        3.50%
           Highest contract charge 1.70% Class A        $19.96            --                 --            --        3.10%
           All contract charges                             --         1,162           $ 23,463          0.93%
2013 (ae)  Lowest contract charge 1.30% Class A         $19.69            --                 --            --       35.61%
           Highest contract charge 1.70% Class A        $19.36            --                 --            --       35.10%
           All contract charges                             --           974           $ 19,005          1.36%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $14.52            --                 --            --        3.86%
           Highest contract charge 1.70% Class A (d)    $14.33            --                 --            --        3.54%
           All contract charges                             --           163           $  2,354          3.35%
2012 (ad)  Lowest contract charge 1.30% Class A         $14.52            --                 --            --       14.06%
           Highest contract charge 1.70% Class A        $14.33            --                 --            --       13.55%
           All contract charges                             --           308           $  4,461          1.49%
2011 (ad)  Lowest contract charge 1.30% Class A         $12.73            --                 --            --       (5.00)%
           Highest contract charge 1.70% Class A        $12.62            --                 --            --       (5.40)%
           All contract charges                             --           272           $  3,450          0.66%
EQ/Small Company Index
     2015  Lowest contract charge 0.30% Class B (g)     $10.32            --                 --            --       (4.88)%
           Highest contract charge 1.25% Class B        $10.11            --                 --            --       (5.78)%
           All contract charges                             --           501           $  5,003          0.89%
     2014  Lowest contract charge 1.20% Class B         $10.74            --                 --            --        3.67%
           Highest contract charge 1.25% Class B        $10.73            --                 --            --        3.57%
           All contract charges                             --           249           $  2,679          0.93%
     2013  Lowest contract charge 1.25% Class B (g)     $10.36            --                 --            --        4.75%
           Highest contract charge 1.25% Class B (g)    $10.36            --                 --            --        4.75%
           All contract charges                             --             3           $     34          1.36%
EQ/T. Rowe Price Growth Stock
     2015  Lowest contract charge 0.65% Class A         $19.07            --                 --            --        9.53%
           Highest contract charge 1.70% Class A        $21.03            --                 --            --        8.35%
           All contract charges                             --         4,505           $ 96,324          0.00%
     2014  Lowest contract charge 0.65% Class A         $17.41            --                 --            --        7.94%
           Highest contract charge 1.70% Class A        $19.41            --                 --            --        6.82%
           All contract charges                             --         3,388           $ 66,665          0.00%
2013 (ae)  Lowest contract charge 0.65% Class A         $16.13            --                 --            --       37.04%
           Highest contract charge 1.70% Class A        $18.17            --                 --            --       35.60%
           All contract charges                             --         2,395           $ 44,014          0.00%
2012 (ac)  Lowest contract charge 1.30% Class A (d)     $13.57            --                 --            --       (0.95)%
           Highest contract charge 1.70% Class A (d)    $13.40            --                 --            --       (1.25)%
           All contract charges                             --           414           $  5,584          0.00%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                            Years Ended December 31,
                                                      -------------------------------------------------------------------
                                                                 Units Outstanding Accumulation Unit  Investment    Total
                                                      Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                      ---------- ----------------- ----------------- ------------- --------
EQ/T. Rowe Price Growth Stock (Continued)
2012 (ad)  Lowest contract charge 0.65% Class A         $11.77            --                 --            --       18.17%
           Highest contract charge 1.70% Class A        $13.40            --                 --            --       16.93%
           All contract charges                             --         1,130           $ 15,276            --
2011 (ad)  Lowest contract charge 0.65% Class A (a)     $ 9.96            --                 --            --       (5.77)%
           Highest contract charge 1.70% Class A        $11.46            --                 --            --       (3.37)%
           All contract charges                             --           889           $ 10,249            --
EQ/T. Rowe Price Growth Stock
     2015  Lowest contract charge 1.10% Class B (u)     $10.16            --                 --            --        1.50%
           Highest contract charge 1.70% Class B        $26.26            --                 --            --        8.38%
           All contract charges                             --         2,064           $ 29,276          0.00%
     2014  Lowest contract charge 1.20% Class B         $11.23            --                 --            --        7.26%
           Highest contract charge 1.70% Class B        $24.23            --                 --            --        6.79%
           All contract charges                             --         1,415           $ 19,973          0.00%
2013 (ae)  Lowest contract charge 1.20% Class B (g)     $10.47            --                 --            --        5.23%
           Highest contract charge 1.70% Class B        $22.69            --                 --            --       35.54%
           All contract charges                             --           933           $ 13,678          0.00%
2012 (ad)  Lowest contract charge 0.95% Class B         $20.15            --                 --            --       17.77%
           Highest contract charge 1.90% Class B        $15.93            --                 --            --       16.70%
           All contract charges                             --        34,500           $487,982          0.00%
2011 (ad)  Lowest contract charge 0.95% Class B         $17.11            --                 --            --       (2.84)%
           Highest contract charge 1.90% Class B        $13.65            --                 --            --       (3.81)%
           All contract charges                             --        31,860           $385,451            --
EQ/UBS Growth & Income
     2015  Lowest contract charge 1.30% Class B         $ 3.34            --                 --            --       (2.62)%
           Highest contract charge 1.70% Class B        $ 7.93            --                 --            --       (3.06)%
           All contract charges                             --         1,120           $  6,412          0.63%
     2014  Lowest contract charge 1.30% Class B         $ 3.43            --                 --            --       12.83%
           Highest contract charge 1.70% Class B        $ 8.18            --                 --            --       12.52%
           All contract charges                             --           960           $  5,733          0.64%
2013 (ae)  Lowest contract charge 1.30% Class B         $ 3.04            --                 --            --       33.92%
           Highest contract charge 1.70% Class B        $ 7.27            --                 --            --       33.15%
           All contract charges                             --           870           $  4,909          1.10%
2012 (ad)  Lowest contract charge 1.20% Class B         $ 5.86            --                 --            --       11.41%
           Highest contract charge 1.70% Class B        $ 5.46            --                 --            --       10.98%
           All contract charges                             --        17,570           $ 79,009          0.84%
2011 (ad)  Lowest contract charge 1.20% Class B         $ 5.26            --                 --            --       (4.01)%
           Highest contract charge 1.70% Class B        $ 4.92            --                 --            --       (4.47)%
           All contract charges                             --        17,356           $ 70,447          0.80%
EQ/Wells Fargo Omega Growth
     2015  Lowest contract charge 1.30% Class B         $14.49            --                 --            --       (0.07)%
           Highest contract charge 1.70% Class B        $14.21            --                 --            --       (0.42)%
           All contract charges                             --         5,919           $ 89,723          0.00%
     2014  Lowest contract charge 1.30% Class B         $14.50            --                 --            --        2.47%
           Highest contract charge 1.70% Class B        $14.27            --                 --            --        2.00%
           All contract charges                             --         6,403           $ 97,019          0.00%
2013 (ae)  Lowest contract charge 1.30% Class B         $14.15            --                 --            --       37.25%
           Highest contract charge 1.70% Class B        $13.99            --                 --            --       36.75%
           All contract charges                             --         5,150           $ 76,479          0.00%
2012 (ac)  Lowest contract charge 1.30% Class B (d)     $10.31            --                 --            --       (0.48)%
           Highest contract charge 1.70% Class B (d)    $10.23            --                 --            --       (0.78)%
           All contract charges                             --           775           $  7,971          0.03%
2012 (ad)  Lowest contract charge 0.95% Class B         $13.08            --                 --            --       19.23%
           Highest contract charge 1.90% Class B        $11.43            --                 --            --       18.08%
           All contract charges                             --        43,932           $634,754          0.01%
2011 (ad)  Lowest contract charge 0.95% Class B         $10.97            --                 --            --       (6.72)%
           Highest contract charge 1.90% Class B        $ 9.68            --                 --            --       (7.63)%
           All contract charges                             --        40,399           $495,316            --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                           Years Ended December 31,
                                                     -------------------------------------------------------------------
                                                                Units Outstanding Accumulation Unit  Investment    Total
                                                     Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                     ---------- ----------------- ----------------- ------------- --------
Federated High Income Bond Fund II
     2015  Lowest contract charge 0.30% Service
            Class                                      $ 9.98            --                 --            --       (3.01)%
           Highest contract charge 1.25% Service
            Class                                      $ 9.78            --                 --            --       (3.93)%
           All contract charges                            --           950           $  9,245          4.48%
     2014  Lowest contract charge 0.30% Service
            Class                                      $10.29            --                 --            --        2.08%
           Highest contract charge 1.25% Service
            Class                                      $10.18            --                 --            --        1.19%
           All contract charges                            --           523           $  5,327          2.87%
     2013  Lowest contract charge 1.20% Service
            Class (g)                                  $10.06            --                 --            --        0.70%
           Highest contract charge 1.25% Service
            Class (g)                                  $10.06            --                 --            --        0.70%
           All contract charges                            --            11           $    108          0.00%
Federated Kaufmann Fund II
     2015  Lowest contract charge 0.30% Service
            Class (g)                                  $12.22            --                 --            --        5.89%
           Highest contract charge 1.25% Service
            Class                                      $11.97            --                 --            --        4.82%
           All contract charges                            --           309           $  3,575          0.00%
     2014  Lowest contract charge 1.20% Service
            Class                                      $11.42            --                 --            --        8.14%
           Highest contract charge 1.25% Service
            Class                                      $11.42            --                 --            --        8.14%
           All contract charges                            --            66           $    761          0.00%
     2013  Lowest contract charge 1.20% Service
            Class (g)                                  $10.56            --                 --            --        5.39%
           Highest contract charge 1.25% Service
            Class (g)                                  $10.56            --                 --            --        5.39%
           All contract charges                            --             1           $      5          0.00%
Fidelity(R) VIP Asset Manager: Growth Portfolio
     2015  Lowest contract charge 1.30% Service
            Class 2                                    $15.25            --                 --            --       (1.49)%
           Highest contract charge 1.70% Service
            Class 2                                    $14.87            --                 --            --       (1.91)%
           All contract charges                            --            59           $    894          0.95%
     2014  Lowest contract charge 1.30% Service
            Class 2                                    $15.48            --                 --            --        4.17%
           Highest contract charge 1.70% Service
            Class 2                                    $15.16            --                 --            --        3.76%
           All contract charges                            --            59           $    926          0.63%
2013 (ae)  Lowest contract charge 0.65% Service
            Class 2                                    $13.05            --                 --            --       21.28%
           Highest contract charge 1.70% Service
            Class 2                                    $14.61            --                 --            --       20.05%
           All contract charges                            --            79           $  1,146          0.73%
2012 (ad)  Lowest contract charge 0.65% Service
            Class 2                                    $10.76            --                 --            --       14.35%
           Highest contract charge 1.70% Service
            Class 2                                    $12.17            --                 --            --       13.10%
           All contract charges                            --            80           $    956          1.16%
2011 (ad)  Lowest contract charge 1.30% Service
            Class 2                                    $10.85            --                 --            --       (7.66)%
           Highest contract charge 1.70% Service
            Class 2                                    $10.76            --                 --            --       (8.03)%
           All contract charges                            --            74           $    801          1.43%
Fidelity(R) VIP Contrafund(R) Portfolio
     2015  Lowest contract charge 0.30% Service
            Class 2                                    $11.68            --                 --            --        0.17%
           Highest contract charge 1.70% Service
            Class 2                                    $18.13            --                 --            --       (1.31)%
           All contract charges                            --         8,028           $139,805          0.93%
     2014  Lowest contract charge 0.30% Service
            Class 2                                    $11.66            --                 --            --       11.26%
           Highest contract charge 1.70% Service
            Class 2                                    $18.37            --                 --            --        9.80%
           All contract charges                            --         5,992           $107,411          0.87%
2013 (ae)  Lowest contract charge 0.65% Service
            Class 2                                    $15.10            --                 --            --       30.17%
           Highest contract charge 1.70% Service
            Class 2                                    $16.73            --                 --            --       28.69%
           All contract charges                            --         4,352           $ 73,472          1.00%
2012 (ac)  Lowest contract charge 1.30% Service
            Class 2 (d)                                $13.17            --                 --            --        2.09%
           Highest contract charge 1.70% Service
            Class 2 (d)                                $13.00            --                 --            --        1.80%
           All contract charges                            --           600           $  7,870          2.45%
2012 (ad)  Lowest contract charge 0.65% Service
            Class 2                                    $11.60            --                 --            --       15.31%
           Highest contract charge 1.70% Service
            Class 2                                    $13.00            --                 --            --       14.14%
           All contract charges                            --         2,363           $ 30,986          1.18%
2011 (ad)  Lowest contract charge 0.65% Service
            Class 2 (a)                                $10.06            --                 --            --       (6.68)%
           Highest contract charge 1.70% Service
            Class 2                                    $11.39            --                 --            --       (4.37)%
           All contract charges                            --         2,017           $ 23,085          1.01%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                                    Years Ended December 31,
                                                              ------------------------------------------------------------
                                                                         Units Outstanding Accumulation Unit  Investment
                                                              Unit Value      (000's)       Values (000's)   Income Ratio*
                                                              ---------- ----------------- ----------------- -------------
Fidelity(R) VIP Freedom 2015 Portfolio
     2015  Lowest contract charge 1.30% Service Class 2         $12.11          --                  --             --
           Highest contract charge 1.70% Service Class 2        $11.87          --                  --             --
           All contract charges                                     --          60              $  717           1.52%
     2014  Lowest contract charge 1.30% Service Class 2         $12.33          --                  --             --
           Highest contract charge 1.70% Service Class 2        $12.14          --                  --             --
           All contract charges                                     --          67              $  825           1.29%
2013 (ae)  Lowest contract charge 1.30% Service Class 2         $11.96          --                  --             --
           Highest contract charge 1.70% Service Class 2        $11.82          --                  --             --
           All contract charges                                     --          77              $  904           1.56%
2012 (ad)  Lowest contract charge 1.30% Service Class 2         $10.62          --                  --             --
           Highest contract charge 1.70% Service Class 2        $10.54          --                  --             --
           All contract charges                                     --          71              $  745           1.91%
2011 (ad)  Lowest contract charge 1.30% Service Class 2 (a)     $ 9.62          --                  --             --
           Highest contract charge 1.70% Service Class 2 (a)    $ 9.58          --                  --             --
           All contract charges                                     --          46              $  442           2.91%
Fidelity(R) VIP Freedom 2020 Portfolio
     2015  Lowest contract charge 1.30% Service Class 2         $12.27          --                  --             --
           Highest contract charge 1.70% Service Class 2 (a)    $12.03          --                  --             --
           All contract charges                                     --          95              $1,162           2.06%
     2014  Lowest contract charge 1.30% Service Class 2         $12.49          --                  --             --
           Highest contract charge 1.65% Service Class 2        $12.32          --                  --             --
           All contract charges                                     --          56              $  702           1.34%
2013 (ae)  Lowest contract charge 1.30% Service Class 2         $12.10          --                  --             --
           Highest contract charge 1.65% Service Class 2        $11.98          --                  --             --
           All contract charges                                     --          62              $  747           1.60%
2012 (ad)  Lowest contract charge 1.30% Service Class 2         $10.60          --                  --             --
           Highest contract charge 1.65% Service Class 2        $10.53          --                  --             --
           All contract charges                                     --          66              $  686           2.02%
2011 (ad)  Lowest contract charge 1.30% Service Class 2 (a)     $ 9.50          --                  --             --
           Highest contract charge 1.65% Service Class 2 (a)    $ 9.47          --                  --             --
           All contract charges                                     --          48              $  455           5.03%
Fidelity(R) VIP Freedom 2025 Portfolio
     2015  Lowest contract charge 1.30% Service Class 2         $12.72          --                  --             --
           Highest contract charge 1.65% Service Class 2        $12.50          --                  --             --
           All contract charges                                     --          78              $  981           1.61%
     2014  Lowest contract charge 1.30% Service Class 2         $12.95          --                  --             --
           Highest contract charge 1.65% Service Class 2        $12.77          --                  --             --
           All contract charges                                     --          70              $  916           1.39%
2013 (ae)  Lowest contract charge 1.30% Service Class 2         $12.52          --                  --             --
           Highest contract charge 1.65% Service Class 2        $12.39          --                  --             --
           All contract charges                                     --          73              $  907           1.85%
2012 (ad)  Lowest contract charge 1.30% Service Class 2         $10.59          --                  --             --
           Highest contract charge 1.65% Service Class 2        $10.52          --                  --             --
           All contract charges                                     --          33              $  359           2.07%
2011 (ad)  Lowest contract charge 1.30% Service Class 2 (a)     $ 9.35          --                  --             --
           Highest contract charge 1.65% Service Class 2 (a)    $ 9.32          --                  --             --
           All contract charges                                     --          13              $  118           5.69%
Fidelity(R) VIP Freedom 2030 Portfolio
     2015  Lowest contract charge 1.30% Service Class 2         $12.83          --                  --             --
           Highest contract charge 1.70% Service Class 2        $12.57          --                  --             --
           All contract charges                                     --          65              $  839           1.45%
     2014  Lowest contract charge 1.30% Service Class 2         $13.06          --                  --             --
           Highest contract charge 1.70% Service Class 2        $12.86          --                  --             --
           All contract charges                                     --          64              $  840           1.76%
2013 (ae)  Lowest contract charge 1.30% Service Class 2         $12.64          --                  --             --
           Highest contract charge 1.65% Service Class 2        $12.51          --                  --             --
           All contract charges                                     --          49              $  614           1.73%

-------
 Total
Return**
--------

Lowest contract charge 1.30% Service Class 2        (1.78)%
Highest contract charge 1.70% Service Class 2       (2.22)%
All contract charges
Lowest contract charge 1.30% Service Class 2         3.09%
Highest contract charge 1.70% Service Class 2        2.71%
All contract charges
Lowest contract charge 1.30% Service Class 2        12.62%
Highest contract charge 1.70% Service Class 2       12.14%
All contract charges
Lowest contract charge 1.30% Service Class 2        10.40%
Highest contract charge 1.70% Service Class 2       10.02%
All contract charges
Lowest contract charge 1.30% Service Class 2 (a)    (3.90)%
Highest contract charge 1.70% Service Class 2 (a)   (4.30)%
All contract charges

Lowest contract charge 1.30% Service Class 2        (1.76)%
Highest contract charge 1.70% Service Class 2 (a)   (2.20)%
All contract charges
Lowest contract charge 1.30% Service Class 2         3.22%
Highest contract charge 1.65% Service Class 2        2.84%
All contract charges
Lowest contract charge 1.30% Service Class 2        14.15%
Highest contract charge 1.65% Service Class 2       13.77%
All contract charges
Lowest contract charge 1.30% Service Class 2        11.58%
Highest contract charge 1.65% Service Class 2       11.19%
All contract charges
Lowest contract charge 1.30% Service Class 2 (a)    (5.00)%
Highest contract charge 1.65% Service Class 2 (a)   (5.30)%
All contract charges

Lowest contract charge 1.30% Service Class 2        (1.78)%
Highest contract charge 1.65% Service Class 2       (2.11)%
All contract charges
Lowest contract charge 1.30% Service Class 2         3.43%
Highest contract charge 1.65% Service Class 2        3.07%
All contract charges
Lowest contract charge 1.30% Service Class 2        18.22%
Highest contract charge 1.65% Service Class 2       17.78%
All contract charges
Lowest contract charge 1.30% Service Class 2        13.26%
Highest contract charge 1.65% Service Class 2       12.88%
All contract charges
Lowest contract charge 1.30% Service Class 2 (a)    (6.41)%
Highest contract charge 1.65% Service Class 2 (a)   (6.71)%
All contract charges

Lowest contract charge 1.30% Service Class 2        (1.76)%
Highest contract charge 1.70% Service Class 2       (2.26)%
All contract charges
Lowest contract charge 1.30% Service Class 2         3.32%
Highest contract charge 1.70% Service Class 2        2.96%
All contract charges
Lowest contract charge 1.30% Service Class 2        19.81%
Highest contract charge 1.65% Service Class 2       19.37%
All contract charges

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                                     Years Ended December 31,
                                                              ------------------------------------------------------------
                                                                         Units Outstanding Accumulation Unit  Investment
                                                              Unit Value      (000's)       Values (000's)   Income Ratio*
                                                              ---------- ----------------- ----------------- -------------
Fidelity(R) VIP Freedom 2030 Portfolio (Continued)
2012 (ad)  Lowest contract charge 1.30% Service Class 2         $10.55            --                 --            --
           Highest contract charge 1.65% Service Class 2        $10.48            --                 --            --
           All contract charges                                     --            31            $   322          2.22%
2011 (ad)  Lowest contract charge 1.30% Service Class 2 (a)     $ 9.28            --                 --            --
           Highest contract charge 1.65% Service Class 2 (a)    $ 9.25            --                 --            --
           All contract charges                                     --            18            $   168          4.18%
Fidelity(R) VIP Mid Cap Portfolio
     2015  Lowest contract charge 0.30% Service Class 2 (g)     $10.92            --                 --            --
           Highest contract charge 1.70% Service Class 2        $17.07            --                 --            --
           All contract charges                                     --         3,700            $59,517          0.28%
     2014  Lowest contract charge 0.65% Service Class 2         $14.56            --                 --            --
           Highest contract charge 1.70% Service Class 2        $17.66            --                 --            --
           All contract charges                                     --         2,761            $47,363          0.02%
2013 (ae)  Lowest contract charge 0.65% Service Class 2         $13.82            --                 --            --
           Highest contract charge 1.70% Service Class 2        $16.94            --                 --            --
           All contract charges                                     --         1,859            $31,753          0.33%
2012 (ac)  Lowest contract charge 1.30% Service Class 2 (d)     $12.84            --                 --            --
           Highest contract charge 1.70% Service Class 2 (d)    $12.68            --                 --            --
           All contract charges                                     --           217            $ 2,768          0.84%
2012 (ad)  Lowest contract charge 0.65% Service Class 2         $10.24            --                 --            --
           Highest contract charge 1.70% Service Class 2        $12.68            --                 --            --
           All contract charges                                     --           995            $12,716          0.40%
2011 (ad)  Lowest contract charge 0.65% Service Class 2 (a)     $ 9.00            --                 --            --
           Highest contract charge 1.70% Service Class 2        $11.26            --                 --            --
           All contract charges                                     --           890            $10,073          0.03%
Fidelity(R) VIP Strategic Income Portfolio
     2015  Lowest contract charge 0.30% Service Class 2 (g)     $10.03            --                 --            --
           Highest contract charge 1.70% Service Class 2        $11.63            --                 --            --
           All contract charges                                     --         6,084            $68,880          2.91%
     2014  Lowest contract charge 0.65% Service Class 2         $11.35            --                 --            --
           Highest contract charge 1.70% Service Class 2        $12.07            --                 --            --
           All contract charges                                     --         4,647            $54,833          3.55%
2013 (ae)  Lowest contract charge 1.30% Service Class 2 (g)     $ 9.94            --                 --            --
           Highest contract charge 1.70% Service Class 2        $11.87            --                 --            --
           All contract charges                                     --         3,045            $36,493          4.28%
2012 (ac)  Lowest contract charge 1.30% Service Class 2 (d)     $12.23            --                 --            --
           Highest contract charge 1.70% Service Class 2 (d)    $12.07            --                 --            --
           All contract charges                                     --           499            $ 6,081          7.15%
2012 (ad)  Lowest contract charge 1.30% Service Class 2         $12.23            --                 --            --
           Highest contract charge 1.70% Service Class 2        $12.07            --                 --            --
           All contract charges                                     --         2,015            $24,501          3.66%
2011 (ad)  Lowest contract charge 1.30% Service Class 2 (a)     $11.24            --                 --            --
           Highest contract charge 1.70% Service Class 2        $11.14            --                 --            --
           All contract charges                                     --         1,512            $16,925          5.63%
First Trust Multi Income Allocation Portfolio
     2015  Lowest contract charge 1.10% Class I Shares (u)      $ 9.42            --                 --            --
           Highest contract charge 1.70% Class I Shares         $ 9.64            --                 --            --
           All contract charges                                     --           235            $ 2,284          2.74%
     2014  Lowest contract charge 1.20% Class I Shares (i)      $10.16            --                 --            --
           Highest contract charge 1.70% Class I Shares (i)     $10.13            --                 --            --
           All contract charges                                     --            54            $   558          1.33%
First Trust/Dow Jones Dividend & Income Allocation Portfolio
     2015  Lowest contract charge 1.10% Class I Shares (u)      $ 9.78            --                 --            --
           Highest contract charge 1.70% Class I Shares         $12.17            --                 --            --
           All contract charges                                     --         1,665            $19,927          2.64%

--------
 Total
Return**
--------

Lowest contract charge 1.30% Service Class 2         13.69%
Highest contract charge 1.65% Service Class 2        13.30%
All contract charges
Lowest contract charge 1.30% Service Class 2 (a)     (6.92)%
Highest contract charge 1.65% Service Class 2 (a)    (7.22)%
All contract charges

Lowest contract charge 0.30% Service Class 2 (g)     (1.89)%
Highest contract charge 1.70% Service Class 2        (3.34)%
All contract charges
Lowest contract charge 0.65% Service Class 2          5.35%
Highest contract charge 1.70% Service Class 2         4.25%
All contract charges
Lowest contract charge 0.65% Service Class 2         34.96%
Highest contract charge 1.70% Service Class 2        33.60%
All contract charges
Lowest contract charge 1.30% Service Class 2 (d)      1.10%
Highest contract charge 1.70% Service Class 2 (d)     0.79%
All contract charges
Lowest contract charge 0.65% Service Class 2         13.78%
Highest contract charge 1.70% Service Class 2        12.61%
All contract charges
Lowest contract charge 0.65% Service Class 2 (a)    (12.54)%
Highest contract charge 1.70% Service Class 2       (12.37)%
All contract charges

Lowest contract charge 0.30% Service Class 2 (g)     (2.24)%
Highest contract charge 1.70% Service Class 2        (3.65)%
All contract charges
Lowest contract charge 0.65% Service Class 2          2.71%
Highest contract charge 1.70% Service Class 2         1.68%
All contract charges
Lowest contract charge 1.30% Service Class 2 (g)     (0.10)%
Highest contract charge 1.70% Service Class 2        (1.66)%
All contract charges
Lowest contract charge 1.30% Service Class 2 (d)      4.80%
Highest contract charge 1.70% Service Class 2 (d)     4.50%
All contract charges
Lowest contract charge 1.30% Service Class 2          8.81%
Highest contract charge 1.70% Service Class 2         8.35%
All contract charges
Lowest contract charge 1.30% Service Class 2 (a)      3.12%
Highest contract charge 1.70% Service Class 2         2.67%
All contract charges

Lowest contract charge 1.10% Class I Shares (u)      (5.23)%
Highest contract charge 1.70% Class I Shares         (4.84)%
All contract charges
Lowest contract charge 1.20% Class I Shares (i)       2.11%
Highest contract charge 1.70% Class I Shares (i)      1.81%
All contract charges

Lowest contract charge 1.10% Class I Shares (u)      (1.91)%
Highest contract charge 1.70% Class I Shares         (1.62)%
All contract charges

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                                    Years Ended December 31,
                                                              ------------------------------------------------------------
                                                                         Units Outstanding Accumulation Unit  Investment
                                                              Unit Value      (000's)       Values (000's)   Income Ratio*
                                                              ---------- ----------------- ----------------- -------------
First Trust/Dow Jones Dividend & Income Allocation Portfolio (Continued)
     2014   Lowest contract charge 1.20% Class I Shares         $11.01            --                 --             --
            Highest contract charge 1.70% Class I Shares        $12.37            --                 --             --
            All contract charges                                    --           795            $ 9,688           0.96%
     2013   Lowest contract charge 1.20% Class I Shares (g)     $10.13            --                 --             --
            Highest contract charge 1.70% Class I Shares        $11.44            --                 --             --
            All contract charges                                    --           324            $ 3,696           1.72%
     2012   Lowest contract charge 1.30% Class I Shares (d)     $10.35            --                 --             --
            Highest contract charge 1.70% Class I Shares (d)    $10.32            --                 --             --
            All contract charges                                    --            55            $   575           2.79%
Franklin Founding Funds Allocation VIP Fund
     2015   Lowest contract charge 0.65% Class 2                $13.23            --                 --             --
            Highest contract charge 1.70% Class 2               $13.16            --                 --             --
            All contract charges                                    --         1,405            $17,143           2.85%
     2014   Lowest contract charge 0.65% Class 2                $14.20            --                 --             --
            Highest contract charge 1.70% Class 2               $14.28            --                 --             --
            All contract charges                                    --         1,440            $19,384           2.72%
2013 (ae)   Lowest contract charge 1.20% Class 2 (g)            $10.23            --                 --             --
            Highest contract charge 1.70% Class 2               $14.12            --                 --             --
            All contract charges                                    --           641            $ 9,134          11.93%
2012 (ac)   Lowest contract charge 1.30% Class 2 (d)            $11.75            --                 --             --
            Highest contract charge 1.65% Class 2 (d)           $11.62            --                 --             --
            All contract charges                                    --            27            $   321           0.00%
2012 (ad)   Lowest contract charge 1.30% Class 2                $11.75            --                 --             --
            Highest contract charge 1.70% Class 2               $11.61            --                 --             --
            All contract charges                                    --           158            $ 1,847           2.77%
2011 (ad)   Lowest contract charge 1.30% Class 2                $10.32            --                 --             --
            Highest contract charge 1.70% Class 2               $10.24            --                 --             --
            All contract charges                                    --           141            $ 1,446           0.01%
Franklin Income VIP Fund
     2015   Lowest contract charge 0.65% Class 2                $12.52            --                 --             --
            Highest contract charge 1.70% Class 2               $12.70            --                 --             --
            All contract charges                                    --         6,154            $72,293           4.74%
     2014   Lowest contract charge 0.65% Class 2                $13.55            --                 --             --
            Highest contract charge 1.70% Class 2               $13.90            --                 --             --
            All contract charges                                    --         5,180            $66,764           4.72%
2013 (ae)   Lowest contract charge 1.30% Class 2                $13.04            --                 --             --
            Highest contract charge 1.70% Class 2               $13.52            --                 --             --
            All contract charges                                    --         2,211            $29,986           5.98%
2012 (ac)   Lowest contract charge 1.30% Class 2 (d)            $12.22            --                 --             --
            Highest contract charge 1.70% Class 2 (d)           $12.07            --                 --             --
            All contract charges                                    --           322            $ 3,901           0.53%
2012 (ad)   Lowest contract charge 1.30% Class 2                $12.22            --                 --             --
            Highest contract charge 1.70% Class 2               $12.07            --                 --             --
            All contract charges                                    --           796            $ 9,655           6.60%
2011 (ad)   Lowest contract charge 1.30% Class 2                $10.99            --                 --             --
            Highest contract charge 1.70% Class 2               $10.90            --                 --             --
            All contract charges                                    --           577            $ 6,314           5.60%
Franklin Mutual Shares VIP Fund
     2015   Lowest contract charge 1.10% Class 2 (u)            $ 9.02            --                 --             --
            Highest contract charge 1.70% Class 2               $14.50            --                 --             --
            All contract charges                                    --           898            $12,751           3.14%
     2014   Lowest contract charge 1.20% Class 2                $10.92            --                 --             --
            Highest contract charge 1.70% Class 2               $15.51            --                 --             --
            All contract charges                                    --           869            $13,443           2.07%

-------
 Total
Return**
--------

Lowest contract charge 1.20% Class I Shares         8.69%
Highest contract charge 1.70% Class I Shares        8.13%
All contract charges
Lowest contract charge 1.20% Class I Shares (g)     1.10%
Highest contract charge 1.70% Class I Shares       10.85%
All contract charges
Lowest contract charge 1.30% Class I Shares (d)     3.50%
Highest contract charge 1.70% Class I Shares (d)    3.30%
All contract charges

Lowest contract charge 0.65% Class 2               (6.83)%
Highest contract charge 1.70% Class 2              (7.84)%
All contract charges
Lowest contract charge 0.65% Class 2                2.23%
Highest contract charge 1.70% Class 2               1.13%
All contract charges
Lowest contract charge 1.20% Class 2 (g)            1.49%
Highest contract charge 1.70% Class 2              21.62%
All contract charges
Lowest contract charge 1.30% Class 2 (d)            6.92%
Highest contract charge 1.65% Class 2 (d)           6.61%
All contract charges
Lowest contract charge 1.30% Class 2               13.86%
Highest contract charge 1.70% Class 2              13.38%
All contract charges
Lowest contract charge 1.30% Class 2               (2.82)%
Highest contract charge 1.70% Class 2              (3.21)%
All contract charges

Lowest contract charge 0.65% Class 2               (7.60)%
Highest contract charge 1.70% Class 2              (8.63)%
All contract charges
Lowest contract charge 0.65% Class 2                3.91%
Highest contract charge 1.70% Class 2               2.81%
All contract charges
Lowest contract charge 1.30% Class 2               13.19%
Highest contract charge 1.70% Class 2              12.01%
All contract charges
Lowest contract charge 1.30% Class 2 (d)            6.26%
Highest contract charge 1.70% Class 2 (d)           5.88%
All contract charges
Lowest contract charge 1.30% Class 2               11.19%
Highest contract charge 1.70% Class 2              10.73%
All contract charges
Lowest contract charge 1.30% Class 2                1.10%
Highest contract charge 1.70% Class 2               0.65%
All contract charges

Lowest contract charge 1.10% Class 2 (u)           (9.71)%
Highest contract charge 1.70% Class 2              (6.51)%
All contract charges
Lowest contract charge 1.20% Class 2                5.81%
Highest contract charge 1.70% Class 2               5.30%
All contract charges

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                                    Years Ended December 31,
                                                             ------------------------------------------------------------
                                                                        Units Outstanding Accumulation Unit  Investment
                                                             Unit Value      (000's)       Values (000's)   Income Ratio*
                                                             ---------- ----------------- ----------------- -------------
Franklin Mutual Shares VIP Fund (Continued)
2013 (ae)  Lowest contract charge 1.20% Class 2 (g)            $10.32            --                 --            --
           Highest contract charge 1.70% Class 2               $14.73            --                 --            --
           All contract charges                                    --           730            $10,864          2.26%
2012 (ac)  Lowest contract charge 1.30% Class 2 (d)            $11.83            --                 --            --
           Highest contract charge 1.65% Class 2 (d)           $11.70            --                 --            --
           All contract charges                                    --            74            $   870          2.03%
2012 (ad)  Lowest contract charge 1.30% Class 2                $11.83            --                 --            --
           Highest contract charge 1.70% Class 2               $11.68            --                 --            --
           All contract charges                                    --           594            $ 6,988          2.13%
2011 (ad)  Lowest contract charge 1.30% Class 2                $10.49            --                 --            --
           Highest contract charge 1.70% Class 2               $10.40            --                 --            --
           All contract charges                                    --           539            $ 5,643          2.86%
Franklin Rising Dividends VIP Fund
     2015  Lowest contract charge 0.30% Class 2                $10.75            --                 --            --
           Highest contract charge 1.70% Class 2               $12.07            --                 --            --
           All contract charges                                    --         3,813            $44,928          1.44%
     2014  Lowest contract charge 0.30% Class 2                $11.19            --                 --            --
           Highest contract charge 1.70% Class 2               $12.74            --                 --            --
           All contract charges                                    --         3,177            $39,577          1.29%
     2013  Lowest contract charge 1.20% Class 2 (g)            $10.31            --                 --            --
           Highest contract charge 1.70% Class 2 (e)           $11.92            --                 --            --
           All contract charges                                    --         1,457            $17,336          0.56%
Franklin Strategic Income VIP Fund
     2015  Lowest contract charge 0.65% Class 2                $11.24            --                 --            --
           Highest contract charge 1.70% Class 2               $11.88            --                 --            --
           All contract charges                                    --         4,649            $56,137          6.46%
     2014  Lowest contract charge 1.30% Class 2                $12.84            --                 --            --
           Highest contract charge 1.70% Class 2               $12.57            --                 --            --
           All contract charges                                    --         4,121            $52,504          5.75%
2013 (ae)  Lowest contract charge 1.30% Class 2                $12.77            --                 --            --
           Highest contract charge 1.70% Class 2               $12.55            --                 --            --
           All contract charges                                    --         2,705            $34,333          6.10%
2012 (ac)  Lowest contract charge 1.30% Class 2 (d)            $12.52            --                 --            --
           Highest contract charge 1.70% Class 2 (d)           $12.36            --                 --            --
           All contract charges                                    --           384            $ 4,770          1.55%
2012 (ad)  Lowest contract charge 0.65% Class 2                $11.33            --                 --            --
           Highest contract charge 1.70% Class 2               $12.36            --                 --            --
           All contract charges                                    --         1,359            $16,935          7.04%
2011 (ad)  Lowest contract charge 1.30% Class 2                $11.25            --                 --            --
           Highest contract charge 1.70% Class 2               $11.15            --                 --            --
           All contract charges                                    --         1,039            $11,646          5.65%
Goldman Sachs VIT Mid Cap Value Fund
     2015  Lowest contract charge 0.65% Service Shares         $15.31            --                 --            --
           Highest contract charge 1.70% Service Shares        $17.67            --                 --            --
           All contract charges                                    --         1,675            $30,099          0.12%
     2014  Lowest contract charge 0.65% Service Shares         $17.03            --                 --            --
           Highest contract charge 1.70% Service Shares        $19.87            --                 --            --
           All contract charges                                    --         1,494            $30,097          0.90%
2013 (ae)  Lowest contract charge 0.65% Service Shares         $15.13            --                 --            --
           Highest contract charge 1.70% Service Shares        $17.84            --                 --            --
           All contract charges                                    --         1,090            $19,669          0.74%
2012 (ac)  Lowest contract charge 1.30% Service Shares (d)     $13.87            --                 --            --
           Highest contract charge 1.70% Service Shares (d)    $13.69            --                 --            --
           All contract charges                                    --           131            $ 1,798          2.06%
2012 (ad)  Lowest contract charge 0.65% Service Shares         $11.49            --                 --            --
           Highest contract charge 1.70% Service Shares        $13.69            --                 --            --
           All contract charges                                    --           597            $ 8,245          0.98%

--------
 Total
Return**
--------

Lowest contract charge 1.20% Class 2 (g)             2.18%
Highest contract charge 1.70% Class 2               26.11%
All contract charges
Lowest contract charge 1.30% Class 2 (d)             5.06%
Highest contract charge 1.65% Class 2 (d)            4.74%
All contract charges
Lowest contract charge 1.30% Class 2                12.77%
Highest contract charge 1.70% Class 2               12.31%
All contract charges
Lowest contract charge 1.30% Class 2                (2.33)%
Highest contract charge 1.70% Class 2               (2.80)%
All contract charges

Lowest contract charge 0.30% Class 2                (3.93)%
Highest contract charge 1.70% Class 2               (5.26)%
All contract charges
Lowest contract charge 0.30% Class 2                 8.43%
Highest contract charge 1.70% Class 2                6.88%
All contract charges
Lowest contract charge 1.20% Class 2 (g)             1.78%
Highest contract charge 1.70% Class 2 (e)           18.61%
All contract charges

Lowest contract charge 0.65% Class 2                (4.50)%
Highest contract charge 1.70% Class 2               (5.49)%
All contract charges
Lowest contract charge 1.30% Class 2                 0.55%
Highest contract charge 1.70% Class 2                0.16%
All contract charges
Lowest contract charge 1.30% Class 2                 2.00%
Highest contract charge 1.70% Class 2                1.54%
All contract charges
Lowest contract charge 1.30% Class 2 (d)             5.65%
Highest contract charge 1.70% Class 2 (d)            5.37%
All contract charges
Lowest contract charge 0.65% Class 2                11.96%
Highest contract charge 1.70% Class 2               10.85%
All contract charges
Lowest contract charge 1.30% Class 2                 1.26%
Highest contract charge 1.70% Class 2                0.81%
All contract charges

Lowest contract charge 0.65% Service Shares        (10.10)%
Highest contract charge 1.70% Service Shares       (11.07)%
All contract charges
Lowest contract charge 0.65% Service Shares         12.56%
Highest contract charge 1.70% Service Shares        11.38%
All contract charges
Lowest contract charge 0.65% Service Shares         31.68%
Highest contract charge 1.70% Service Shares        30.31%
All contract charges
Lowest contract charge 1.30% Service Shares (d)      4.68%
Highest contract charge 1.70% Service Shares (d)     4.42%
All contract charges
Lowest contract charge 0.65% Service Shares         17.36%
Highest contract charge 1.70% Service Shares        16.12%
All contract charges

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                                   Years Ended December 31,
                                                            ------------------------------------------------------------
                                                                       Units Outstanding Accumulation Unit  Investment
                                                            Unit Value      (000's)       Values (000's)   Income Ratio*
                                                            ---------- ----------------- ----------------- -------------
Goldman Sachs VIT Mid Cap Value Fund (Continued)
2011 (ad)  Lowest contract charge 0.65% Service Shares (a)    $ 9.79            --                 --            --
           Highest contract charge 1.70% Service Shares       $11.79            --                 --            --
           All contract charges                                   --           542            $ 6,426          0.75%
Guggenheim VIF Global Managed Futures Strategy Fund
     2015  Lowest contract charge 1.10% Common Shares (u)     $ 9.28            --                 --            --
           Highest contract charge 1.70% Common Shares        $ 8.40            --                 --            --
           All contract charges                                   --           206            $ 2,030          2.39%
     2014  Lowest contract charge 1.20% Common Shares         $11.53            --                 --            --
           Highest contract charge 1.70% Common Shares        $ 8.68            --                 --            --
           All contract charges                                   --           122            $ 1,204          0.00%
2013 (ae)  Lowest contract charge 1.20% Common Shares (g)     $10.42            --                 --            --
           Highest contract charge 1.70% Common Shares        $ 7.88            --                 --            --
           All contract charges                                   --            75            $   604          0.00%
2012 (ad)  Lowest contract charge 1.30% Common Shares         $ 7.87            --                 --            --
           Highest contract charge 1.70% Common Shares        $ 7.81            --                 --            --
           All contract charges                                   --            83            $   646          0.00%
2011 (ad)  Lowest contract charge 1.30% Common Shares (a)     $ 8.98            --                 --            --
           Highest contract charge 1.70% Common Shares (a)    $ 8.95            --                 --            --
           All contract charges                                   --            41            $   371            --
Guggenheim VIF Multi-Hedge Strategies Fund
     2015  Lowest contract charge 1.30% Common Shares         $ 9.81            --                 --            --
           Highest contract charge 1.70% Common Shares        $ 9.62            --                 --            --
           All contract charges                                   --            93            $   901          0.66%
     2014  Lowest contract charge 1.30% Common Shares         $ 9.76            --                 --            --
           Highest contract charge 1.70% Common Shares        $ 9.60            --                 --            --
           All contract charges                                   --            84            $   814          0.00%
2013 (ae)  Lowest contract charge 1.30% Common Shares         $ 9.45            --                 --            --
           Highest contract charge 1.70% Common Shares        $ 9.34            --                 --            --
           All contract charges                                   --            81            $   768          0.00%
2012 (ad)  Lowest contract charge 1.30% Common Shares         $ 9.41            --                 --            --
           Highest contract charge 1.70% Common Shares        $ 9.34            --                 --            --
           All contract charges                                   --            60            $   565          0.58%
Hartford Capital Appreciation HLS Fund
     2015  Lowest contract charge 0.30% Class IC (i)          $10.22            --                 --            --
           Highest contract charge 1.70% Class IC             $ 9.99            --                 --            --
           All contract charges                                   --           977            $ 9,786          0.97%
     2014  Lowest contract charge 1.20% Class IC (i)          $10.14            --                 --            --
           Highest contract charge 1.70% Class IC (i)         $10.11            --                 --            --
           All contract charges                                   --           171            $ 1,727          1.82%
Hartford Growth Opportunities HLS Fund
     2015  Lowest contract charge 0.30% Class IC (i)          $12.04            --                 --            --
           Highest contract charge 1.70% Class IC             $11.77            --                 --            --
           All contract charges                                   --         1,740            $20,369          0.00%
     2014  Lowest contract charge 1.20% Class IC (i)          $10.80            --                 --            --
           Highest contract charge 1.70% Class IC (i)         $10.77            --                 --            --
           All contract charges                                   --           149            $ 1,604          0.06%
Invesco V.I. American Franchise Fund
     2015  Lowest contract charge 1.30% Series II             $20.93            --                 --            --
           Highest contract charge 1.70% Series II            $20.41            --                 --            --
           All contract charges                                   --            42            $   869          0.00%
     2014  Lowest contract charge 1.30% Series II             $20.24            --                 --            --
           Highest contract charge 1.70% Series II            $19.82            --                 --            --
           All contract charges                                   --            23            $   441          0.00%
2013 (ae)  Lowest contract charge 1.30% Series II             $18.96            --                 --            --
           Highest contract charge 1.70% Series II            $18.64            --                 --            --
           All contract charges                                   --            54            $ 1,013          0.19%

--------
 Total
Return**
--------

Lowest contract charge 0.65% Service Shares (a)   (10.35)%
Highest contract charge 1.70% Service Shares       (8.18)%
All contract charges

Lowest contract charge 1.10% Common Shares (u)     (5.50)%
Highest contract charge 1.70% Common Shares        (3.23)%
All contract charges
Lowest contract charge 1.20% Common Shares         10.65%
Highest contract charge 1.70% Common Shares        10.15%
All contract charges
Lowest contract charge 1.20% Common Shares (g)      3.17%
Highest contract charge 1.70% Common Shares         0.90%
All contract charges
Lowest contract charge 1.30% Common Shares        (12.36)%
Highest contract charge 1.70% Common Shares       (12.74)%
All contract charges
Lowest contract charge 1.30% Common Shares (a)     (9.38)%
Highest contract charge 1.70% Common Shares (a)    (9.69)%
All contract charges

Lowest contract charge 1.30% Common Shares          0.51%
Highest contract charge 1.70% Common Shares         0.21%
All contract charges
Lowest contract charge 1.30% Common Shares          3.28%
Highest contract charge 1.70% Common Shares         2.78%
All contract charges
Lowest contract charge 1.30% Common Shares          0.43%
Highest contract charge 1.70% Common Shares         0.00%
All contract charges
Lowest contract charge 1.30% Common Shares          0.11%
Highest contract charge 1.70% Common Shares        (0.11)%
All contract charges

Lowest contract charge 0.30% Class IC (i)           0.20%
Highest contract charge 1.70% Class IC             (1.19)%
All contract charges
Lowest contract charge 1.20% Class IC (i)           1.91%
Highest contract charge 1.70% Class IC (i)          1.61%
All contract charges

Lowest contract charge 0.30% Class IC (i)          10.87%
Highest contract charge 1.70% Class IC              9.29%
All contract charges
Lowest contract charge 1.20% Class IC (i)           8.22%
Highest contract charge 1.70% Class IC (i)          7.92%
All contract charges

Lowest contract charge 1.30% Series II              3.41%
Highest contract charge 1.70% Series II             2.98%
All contract charges
Lowest contract charge 1.30% Series II              6.75%
Highest contract charge 1.70% Series II             6.33%
All contract charges
Lowest contract charge 1.30% Series II             37.99%
Highest contract charge 1.70% Series II            37.36%
All contract charges

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                              Years Ended December 31,
                                                        -------------------------------------------------------------------
                                                                   Units Outstanding Accumulation Unit  Investment    Total
                                                        Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                        ---------- ----------------- ----------------- ------------- --------
Invesco V.I. American Franchise Fund (Continued)
2012 (ad)  Lowest contract charge 1.30% Series II         $13.74            --                 --            --       (2.90)%
           Highest contract charge 1.70% Series II        $13.57            --                 --            --       (3.07)%
           All contract charges                               --            28            $   367          0.00%
Invesco V.I. Balanced-Risk Allocation Fund
     2015  Lowest contract charge 1.10% Series II (u)     $ 9.11            --                 --            --       (7.14)%
           Highest contract charge 1.25% Series II        $ 9.67            --                 --            --       (5.66)%
           All contract charges                               --           492            $ 4,743          4.19%
     2014  Lowest contract charge 1.20% Series II         $10.25            --                 --            --        4.38%
           Highest contract charge 1.25% Series II        $10.25            --                 --            --        4.38%
           All contract charges                               --           285            $ 2,918          0.00%
     2013  Lowest contract charge 1.20% Series II (g)     $ 9.82            --                 --            --       (0.61)%
           Highest contract charge 1.25% Series II (g)    $ 9.82            --                 --            --       (0.61)%
           All contract charges                               --            46            $   448          0.00%
Invesco V.I. Diversified Dividend Fund
     2015  Lowest contract charge 1.30% Series II         $17.67            --                 --            --        0.51%
           Highest contract charge 1.70% Series II        $15.37            --                 --            --        0.07%
           All contract charges                               --         2,212            $37,467          1.79%
     2014  Lowest contract charge 1.30% Series II         $17.58            --                 --            --       11.05%
           Highest contract charge 1.70% Series II        $15.36            --                 --            --       10.66%
           All contract charges                               --           965            $16,416          1.62%
2013 (ae)  Lowest contract charge 1.30% Series II         $15.83            --                 --            --       29.12%
           Highest contract charge 1.70% Series II        $13.88            --                 --            --       28.52%
           All contract charges                               --           674            $10,334          2.45%
2012 (ac)  Lowest contract charge 1.30% Series II (d)     $12.26            --                 --            --        6.52%
           Highest contract charge 1.65% Series II (d)    $10.80            --                 --            --        6.19%
           All contract charges                               --            79            $   907          1.88%
2012 (ad)  Lowest contract charge 1.30% Series II         $12.26            --                 --            --       16.76%
           Highest contract charge 1.70% Series II        $12.11            --                 --            --       16.33%
           All contract charges                               --           179            $ 2,187          2.07%
2011 (ad)  Lowest contract charge 1.30% Series II         $10.50            --                 --            --       (8.70)%
           Highest contract charge 1.70% Series II        $10.41            --                 --            --       (8.92)%
           All contract charges                               --           110            $ 1,155          0.14%
Invesco V.I. Equity and Income Fund
     2015  Lowest contract charge 1.30 % Series II (q)    $ 9.57            --                 --            --       (4.49)%
           Highest contract charge 1.70% Series II (q)    $ 9.53            --                 --            --       (4.89)%
           All contract charges                               --           462            $ 4,421          3.43%
Invesco V.I. Global Health Care Fund
     2015  Lowest contract charge 0.30% Series II (g)     $12.97            --                 --            --        2.53%
           Highest contract charge 1.25% Series II        $12.71            --                 --            --        1.60%
           All contract charges                               --           290            $ 3,491          0.00%
     2014  Lowest contract charge 1.20% Series II         $12.51            --                 --            --       17.91%
           Highest contract charge 1.25% Series II        $12.51            --                 --            --       17.91%
           All contract charges                               --            83            $ 1,035          0.00%
     2013  Lowest contract charge 1.20% Series II (g)     $10.61            --                 --            --        4.53%
           Highest contract charge 1.25% Series II (g)    $10.61            --                 --            --        4.53%
           All contract charges                               --            --            $     2          0.00%
Invesco V.I. Global Real Estate Fund
     2015  Lowest contract charge 0.30% Series II (g)     $10.65            --                 --            --       (2.11)%
           Highest contract charge 1.70% Series II        $14.83            --                 --            --       (3.45)%
           All contract charges                               --         5,226            $75,807          3.43%
     2014  Lowest contract charge 0.65% Series II         $13.21            --                 --            --       13.59%
           Highest contract charge 1.70% Series II        $15.36            --                 --            --       12.45%
           All contract charges                               --         4,488            $68,108          1.53%
2013 (ae)  Lowest contract charge 0.65% Series II         $11.63            --                 --            --        1.84%
           Highest contract charge 1.70% Series II        $13.66            --                 --            --        0.66%
           All contract charges                               --         3,351            $46,150          4.09%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                              Years Ended December 31,
                                                        -------------------------------------------------------------------
                                                                   Units Outstanding Accumulation Unit  Investment    Total
                                                        Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                        ---------- ----------------- ----------------- ------------- --------
Invesco V.I. Global Real Estate Fund (Continued)
2012 (ac)  Lowest contract charge 1.30% Series II (d)     $13.74            --                 --            --       10.54%
           Highest contract charge 1.70% Series II (d)    $13.57            --                 --            --       10.24%
           All contract charges                               --           424            $ 5,805          0.53%
2012 (ad)  Lowest contract charge 0.65% Series II         $11.42            --                 --            --       27.03%
           Highest contract charge 1.70% Series II        $13.57            --                 --            --       25.65%
           All contract charges                               --         1,829            $25,035          0.48%
2011 (ad)  Lowest contract charge 0.65% Series II (a)     $ 8.99            --                 --            --       (9.28)%
           Highest contract charge 1.70% Series II        $10.80            --                 --            --       (8.24)%
           All contract charges                               --         1,479            $16,049          4.81%
Invesco V.I. High Yield Fund
     2015  Lowest contract charge 0.30% Series II         $ 9.87            --                 --            --       (3.71)%
           Highest contract charge 1.70% Series II        $11.05            --                 --            --       (4.99)%
           All contract charges                               --         2,968            $31,929          5.68%
     2014  Lowest contract charge 0.30% Series II         $10.25            --                 --            --        1.28%
           Highest contract charge 1.70% Series II        $11.63            --                 --            --       (0.17)%
           All contract charges                               --         2,245            $25,344          5.18%
2013 (ae)  Lowest contract charge 0.65% Series II         $12.31            --                 --            --        6.12%
           Highest contract charge 1.70% Series II        $11.65            --                 --            --        4.95%
           All contract charges                               --         1,141            $13,370          5.59%
2012 (ac)  Lowest contract charge 1.30% Series II (d)     $11.19            --                 --            --        7.80%
           Highest contract charge 1.70% Series II (d)    $11.10            --                 --            --        7.45%
           All contract charges                               --           254            $ 2,826          6.30%
2012 (ad)  Lowest contract charge 0.65% Series II         $11.60            --                 --            --       16.12%
           Highest contract charge 1.70% Series II        $11.10            --                 --            --       14.91%
           All contract charges                               --           402            $ 4,476          5.97%
2011 (ad)  Lowest contract charge 0.65% Series II (a)     $ 9.99            --                 --            --       (1.28)%
           Highest contract charge 1.70% Series II (a)    $ 9.66            --                 --            --       (3.69)%
           All contract charges                               --           207            $ 2,006          1.33%
Invesco V.I. International Growth Fund
     2015  Lowest contract charge 0.30% Series II         $ 9.87            --                 --            --       (2.95)%
           Highest contract charge 1.70% Series II        $12.91            --                 --            --       (4.30)%
           All contract charges                               --         3,333            $42,225          1.35%
     2014  Lowest contract charge 0.30% Series II         $10.17            --                 --            --       (0.20)%
           Highest contract charge 1.70% Series II        $13.49            --                 --            --       (1.60)%
           All contract charges                               --         2,657            $35,667          1.51%
2013 (ae)  Lowest contract charge 0.65% Series II         $12.41            --                 --            --       17.97%
           Highest contract charge 1.70% Series II        $13.71            --                 --            --       16.68%
           All contract charges                               --         1,890            $26,203          1.12%
2012 (ac)  Lowest contract charge 1.30% Series II (d)     $11.90            --                 --            --        4.11%
           Highest contract charge 1.70% Series II (d)    $11.75            --                 --            --        3.80%
           All contract charges                               --           256            $ 3,037          1.55%
2012 (ad)  Lowest contract charge 0.65% Series II         $10.52            --                 --            --       14.47%
           Highest contract charge 1.70% Series II        $11.75            --                 --            --       13.31%
           All contract charges                               --         1,048            $12,413          1.38%
2011 (ad)  Lowest contract charge 0.65% Series II (a)     $ 9.19            --                 --            --       (9.01)%
           Highest contract charge 1.70% Series II        $10.37            --                 --            --       (8.55)%
           All contract charges                               --           904            $ 9,432          0.95%
Invesco V.I. Mid Cap Core Equity Fund
     2015  Lowest contract charge 1.30% Series II         $14.48            --                 --            --       (5.48)%
           Highest contract charge 1.70% Series II        $14.12            --                 --            --       (5.93)%
           All contract charges                               --           695            $10,011          0.11%
     2014  Lowest contract charge 1.30% Series II         $15.32            --                 --            --        2.75%
           Highest contract charge 1.70% Series II        $15.01            --                 --            --        2.39%
           All contract charges                               --           611            $ 9,314          0.00%
2013 (ae)  Lowest contract charge 1.30% Series II         $14.91            --                 --            --       26.79%
           Highest contract charge 1.70% Series II        $14.66            --                 --            --       26.27%
           All contract charges                               --           466            $ 6,922          0.56%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                                   Years Ended December 31,
                                                            ------------------------------------------------------------
                                                                       Units Outstanding Accumulation Unit  Investment
                                                            Unit Value      (000's)       Values (000's)   Income Ratio*
                                                            ---------- ----------------- ----------------- -------------
Invesco V.I. Mid Cap Core Equity Fund (Continued)
2012 (ac)  Lowest contract charge 1.30% Series II (d)         $11.76            --                 --            --
           Highest contract charge 1.70% Series II (d)        $11.61            --                 --            --
           All contract charges                                   --            60            $   694          0.00%
2012 (ad)  Lowest contract charge 1.30% Series II             $11.76            --                 --            --
           Highest contract charge 1.70% Series II            $11.61            --                 --            --
           All contract charges                                   --           278            $ 3,257          0.00%
2011 (ad)  Lowest contract charge 1.30% Series II             $10.77            --                 --            --
           Highest contract charge 1.70% Series II            $10.67            --                 --            --
           All contract charges                                   --           234            $ 2,516          0.10%
Invesco V.I. Small Cap Equity Fund
     2015  Lowest contract charge 1.10% Series II (u)         $ 8.92            --                 --            --
           Highest contract charge 1.70% Series II            $18.31            --                 --            --
           All contract charges                                   --           712            $11,807          0.00%
     2014  Lowest contract charge 1.20% Series II             $10.60            --                 --            --
           Highest contract charge 1.70% Series II            $19.76            --                 --            --
           All contract charges                                   --           452            $ 8,456          0.00%
2013 (ae)  Lowest contract charge 1.25% Series II (g)         $10.51            --                 --            --
           Highest contract charge 1.70% Series II            $19.69            --                 --            --
           All contract charges                                   --           324            $ 6,436          0.00%
2012 (ac)  Lowest contract charge 1.30% Series II (d)         $14.80            --                 --            --
           Highest contract charge 1.70% Series II (d)        $14.61            --                 --            --
           All contract charges                                   --            35            $   510          0.00%
2012 (ad)  Lowest contract charge 1.30% Series II             $14.80            --                 --            --
           Highest contract charge 1.70% Series II            $14.61            --                 --            --
           All contract charges                                   --           220            $ 3,223          0.00%
2011 (ad)  Lowest contract charge 1.30% Series II             $13.19            --                 --            --
           Highest contract charge 1.70% Series II            $13.08            --                 --            --
           All contract charges                                   --           186            $ 2,442            --
Ivy Funds VIP Asset Strategy
     2015  Lowest contract charge 0.30% Common Shares         $ 9.09            --                 --            --
           Highest contract charge 1.70% Common Shares        $10.86            --                 --            --
           All contract charges                                   --         4,224            $44,441          0.37%
     2014  Lowest contract charge 0.30% Common Shares         $ 9.95            --                 --            --
           Highest contract charge 1.70% Common Shares        $12.05            --                 --            --
           All contract charges                                   --         4,546            $53,506          0.48%
2013 (ae)  Lowest contract charge 1.20% Common Shares (g)     $10.52            --                 --            --
           Highest contract charge 1.70% Common Shares        $12.94            --                 --            --
           All contract charges                                   --         3,070            $39,895          1.31%
2012 (ac)  Lowest contract charge 1.30% Common Shares (d)     $10.60            --                 --            --
           Highest contract charge 1.70% Common Shares (d)    $10.52            --                 --            --
           All contract charges                                   --           430            $ 4,541          0.05%
2012 (ad)  Lowest contract charge 1.30% Common Shares         $10.60            --                 --            --
           Highest contract charge 1.70% Common Shares        $10.52            --                 --            --
           All contract charges                                   --         1,025            $10,831          1.15%
2011 (ad)  Lowest contract charge 1.30% Common Shares (a)     $ 9.02            --                 --            --
           Highest contract charge 1.70% Common Shares (a)    $ 8.98            --                 --            --
           All contract charges                                   --           718            $ 6,460          0.42%
Ivy Funds VIP Dividend Opportunities
     2015  Lowest contract charge 0.65% Common Shares         $15.31            --                 --            --
           Highest contract charge 1.70% Common Shares        $16.03            --                 --            --
           All contract charges                                   --           991            $16,126          1.30%
     2014  Lowest contract charge 0.65% Common Shares         $15.73            --                 --            --
           Highest contract charge 1.70% Common Shares        $16.64            --                 --            --
           All contract charges                                   --           967            $16,300          1.14%
2013 (ae)  Lowest contract charge 0.65% Common Shares         $14.41            --                 --            --
           Highest contract charge 1.70% Common Shares        $15.42            --                 --            --
           All contract charges                                   --           887            $13,810          1.56%

--------
 Total
Return**
--------

Lowest contract charge 1.30% Series II (d)          0.09%
Highest contract charge 1.70% Series II (d)        (0.17)%
All contract charges
Lowest contract charge 1.30% Series II              9.19%
Highest contract charge 1.70% Series II             8.81%
All contract charges
Lowest contract charge 1.30% Series II             (7.71)%
Highest contract charge 1.70% Series II            (8.10)%
All contract charges

Lowest contract charge 1.10% Series II (u)        (10.62)%
Highest contract charge 1.70% Series II            (7.34)%
All contract charges
Lowest contract charge 1.20% Series II              0.86%
Highest contract charge 1.70% Series II             0.36%
All contract charges
Lowest contract charge 1.25% Series II (g)          5.10%
Highest contract charge 1.70% Series II            34.77%
All contract charges
Lowest contract charge 1.30% Series II (d)          1.93%
Highest contract charge 1.70% Series II (d)         1.60%
All contract charges
Lowest contract charge 1.30% Series II             12.21%
Highest contract charge 1.70% Series II            11.70%
All contract charges
Lowest contract charge 1.30% Series II             (2.30)%
Highest contract charge 1.70% Series II            (2.68)%
All contract charges

Lowest contract charge 0.30% Common Shares         (8.64)%
Highest contract charge 1.70% Common Shares        (9.88)%
All contract charges
Lowest contract charge 0.30% Common Shares         (5.60)%
Highest contract charge 1.70% Common Shares        (6.88)%
All contract charges
Lowest contract charge 1.20% Common Shares (g)      4.26%
Highest contract charge 1.70% Common Shares        23.00%
All contract charges
Lowest contract charge 1.30% Common Shares (d)      2.51%
Highest contract charge 1.70% Common Shares (d)     2.33%
All contract charges
Lowest contract charge 1.30% Common Shares         17.52%
Highest contract charge 1.70% Common Shares        17.15%
All contract charges
Lowest contract charge 1.30% Common Shares (a)     (9.62)%
Highest contract charge 1.70% Common Shares (a)   (10.02)%
All contract charges

Lowest contract charge 0.65% Common Shares         (2.67)%
Highest contract charge 1.70% Common Shares        (3.67)%
All contract charges
Lowest contract charge 0.65% Common Shares          9.16%
Highest contract charge 1.70% Common Shares         7.91%
All contract charges
Lowest contract charge 0.65% Common Shares         28.78%
Highest contract charge 1.70% Common Shares        27.44%
All contract charges

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                                   Years Ended December 31,
                                                            ------------------------------------------------------------
                                                                       Units Outstanding Accumulation Unit  Investment
                                                            Unit Value      (000's)       Values (000's)   Income Ratio*
                                                            ---------- ----------------- ----------------- -------------
Ivy Funds VIP Dividend Opportunities (Continued)
2012 (ac)  Lowest contract charge 1.30% Common Shares (d)     $12.25            --                 --            --
           Highest contract charge 1.70% Common Shares (d)    $12.10            --                 --            --
           All contract charges                                   --            79           $    976          0.02%
2012 (ad)  Lowest contract charge 1.30% Common Shares         $11.19            --                 --            --
           Highest contract charge 1.70% Common Shares        $12.10            --                 --            --
           All contract charges                                   --           737           $  8,977          1.10%
2011 (ad)  Lowest contract charge 1.30% Common Shares (a)     $ 9.96            --                 --            --
           Highest contract charge 1.70% Common Shares        $10.88            --                 --            --
           All contract charges                                   --           696           $  7,611          0.99%
Ivy Funds VIP Energy
     2015  Lowest contract charge 0.65% Common Shares         $ 8.82            --                 --            --
           Highest contract charge 1.70% Common Shares        $ 9.31            --                 --            --
           All contract charges                                   --         3,236           $ 28,438          0.06%
     2014  Lowest contract charge 0.65% Common Shares         $11.40            --                 --            --
           Highest contract charge 1.70% Common Shares        $12.16            --                 --            --
           All contract charges                                   --         2,545           $ 29,366          0.00%
2013 (ae)  Lowest contract charge 0.65% Common Shares         $12.83            --                 --            --
           Highest contract charge 1.70% Common Shares        $13.83            --                 --            --
           All contract charges                                   --         1,483           $ 20,610          0.00%
2012 (ac)  Lowest contract charge 1.30% Common Shares (d)     $11.16            --                 --            --
           Highest contract charge 1.70% Common Shares (d)    $11.02            --                 --            --
           All contract charges                                   --           146           $  1,627          0.00%
2012 (ad)  Lowest contract charge 0.65% Common Shares (a)     $10.11            --                 --            --
           Highest contract charge 1.70% Common Shares        $11.02            --                 --            --
           All contract charges                                   --           885           $  9,829          0.00%
2011 (ad)  Lowest contract charge 0.65% Common Shares (a)     $10.04            --                 --            --
           Highest contract charge 1.70% Common Shares        $11.06            --                 --            --
           All contract charges                                   --           771           $  8,578            --
Ivy Funds VIP Global Natural Resources
     2015  Lowest contract charge 0.65% Common Shares         $ 6.28            --                 --            --
           Highest contract charge 1.70% Common Shares        $ 6.36            --                 --            --
           All contract charges                                   --         1,409           $  9,113          0.10%
     2014  Lowest contract charge 0.65% Common Shares         $ 8.14            --                 --            --
           Highest contract charge 1.70% Common Shares        $ 8.34            --                 --            --
           All contract charges                                   --         1,383           $ 11,703          0.00%
2013 (ae)  Lowest contract charge 0.65% Common Shares         $ 9.43            --                 --            --
           Highest contract charge 1.70% Common Shares        $ 9.75            --                 --            --
           All contract charges                                   --         1,265           $ 12,480          0.00%
2012 (ac)  Lowest contract charge 1.30% Common Shares (d)     $ 9.32            --                 --            --
           Highest contract charge 1.70% Common Shares (d)    $ 9.21            --                 --            --
           All contract charges                                   --           125           $  1,163          0.00%
2012 (ad)  Lowest contract charge 0.65% Common Shares         $ 8.80            --                 --            --
           Highest contract charge 1.70% Common Shares        $ 9.21            --                 --            --
           All contract charges                                   --           915           $  8,490          0.00%
2011 (ad)  Lowest contract charge 0.65% Common Shares (a)     $ 8.69            --                 --            --
           Highest contract charge 1.70% Common Shares        $ 9.19            --                 --            --
           All contract charges                                   --           852           $  7,871            --
Ivy Funds VIP High Income
     2015  Lowest contract charge 0.65% Common Shares         $12.83            --                 --            --
           Highest contract charge 1.70% Common Shares        $14.02            --                 --            --
           All contract charges                                   --         7,607           $108,371          6.07%
     2014  Lowest contract charge 0.65% Common Shares         $13.82            --                 --            --
           Highest contract charge 1.70% Common Shares        $15.26            --                 --            --
           All contract charges                                   --         7,208           $111,378          4.62%
2013 (ae)  Lowest contract charge 0.65% Common Shares         $13.65            --                 --            --
           Highest contract charge 1.70% Common Shares        $15.23            --                 --            --
           All contract charges                                   --         5,192           $ 79,871          4.69%

--------
 Total
Return**
--------

Lowest contract charge 1.30% Common Shares (d)      0.74%
Highest contract charge 1.70% Common Shares (d)     0.50%
All contract charges
Lowest contract charge 1.30% Common Shares         12.35%
Highest contract charge 1.70% Common Shares        11.21%
All contract charges
Lowest contract charge 1.30% Common Shares (a)     (8.37)%
Highest contract charge 1.70% Common Shares        (6.29)%
All contract charges

Lowest contract charge 0.65% Common Shares        (22.63)%
Highest contract charge 1.70% Common Shares       (23.44)%
All contract charges
Lowest contract charge 0.65% Common Shares        (11.15)%
Highest contract charge 1.70% Common Shares       (12.08)%
All contract charges
Lowest contract charge 0.65% Common Shares         26.90%
Highest contract charge 1.70% Common Shares        25.50%
All contract charges
Lowest contract charge 1.30% Common Shares (d)     (4.04)%
Highest contract charge 1.70% Common Shares (d)    (4.26)%
All contract charges
Lowest contract charge 0.65% Common Shares (a)      0.70%
Highest contract charge 1.70% Common Shares        (0.36)%
All contract charges
Lowest contract charge 0.65% Common Shares (a)    (12.24)%
Highest contract charge 1.70% Common Shares       (10.59)%
All contract charges

Lowest contract charge 0.65% Common Shares        (22.85)%
Highest contract charge 1.70% Common Shares       (23.74)%
All contract charges
Lowest contract charge 0.65% Common Shares        (13.68)%
Highest contract charge 1.70% Common Shares       (14.46)%
All contract charges
Lowest contract charge 0.65% Common Shares          7.16%
Highest contract charge 1.70% Common Shares         5.86%
All contract charges
Lowest contract charge 1.30% Common Shares (d)     (2.71)%
Highest contract charge 1.70% Common Shares (d)    (2.95)%
All contract charges
Lowest contract charge 0.65% Common Shares          1.27%
Highest contract charge 1.70% Common Shares         0.22%
All contract charges
Lowest contract charge 0.65% Common Shares (a)    (23.91)%
Highest contract charge 1.70% Common Shares       (22.77)%
All contract charges

Lowest contract charge 0.65% Common Shares         (7.16)%
Highest contract charge 1.70% Common Shares        (8.13)%
All contract charges
Lowest contract charge 0.65% Common Shares          1.25%
Highest contract charge 1.70% Common Shares         0.20%
All contract charges
Lowest contract charge 0.65% Common Shares          9.81%
Highest contract charge 1.70% Common Shares         8.63%
All contract charges

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                                   Years Ended December 31,
                                                            ------------------------------------------------------------
                                                                       Units Outstanding Accumulation Unit  Investment
                                                            Unit Value      (000's)       Values (000's)   Income Ratio*
                                                            ---------- ----------------- ----------------- -------------
Ivy Funds VIP High Income (Continued)
2012 (ac)  Lowest contract charge 1.30% Common Shares (d)     $14.20            --                 --            --
           Highest contract charge 1.70% Common Shares (d)    $14.02            --                 --            --
           All contract charges                                   --           750            $10,591          0.10%
2012 (ad)  Lowest contract charge 0.65% Common Shares         $12.43            --                 --            --
           Highest contract charge 1.70% Common Shares        $14.02            --                 --            --
           All contract charges                                   --         2,440            $34,450          6.65%
2011 (ad)  Lowest contract charge 0.65% Common Shares (a)     $10.55            --                 --            --
           Highest contract charge 1.70% Common Shares        $12.02            --                 --            --
           All contract charges                                   --         1,926            $23,256          6.46%
Ivy Funds VIP Micro Cap Growth
     2015  Lowest contract charge 0.30% Common Shares         $ 9.61            --                 --            --
           Highest contract charge 1.25% Common Shares        $ 9.41            --                 --            --
           All contract charges                                   --           207            $ 1,938          0.00%
     2014  Lowest contract charge 0.30% Common Shares         $10.61            --                 --            --
           Highest contract charge 1.25% Common Shares        $10.49            --                 --            --
           All contract charges                                   --           147            $ 1,549          0.00%
     2013  Lowest contract charge 1.20% Common Shares (g)     $10.82            --                 --            --
           Highest contract charge 1.25% Common Shares (g)    $10.82            --                 --            --
           All contract charges                                   --             8            $    93          0.00%
Ivy Funds VIP Mid Cap Growth
     2015  Lowest contract charge 1.30% Common Shares         $18.91            --                 --            --
           Highest contract charge 1.70% Common Shares        $18.45            --                 --            --
           All contract charges                                   --         2,295            $43,085          0.00%
     2014  Lowest contract charge 1.30% Common Shares         $20.34            --                 --            --
           Highest contract charge 1.70% Common Shares        $19.92            --                 --            --
           All contract charges                                   --         2,021            $40,843          0.00%
2013 (ae)  Lowest contract charge 1.30% Common Shares         $19.10            --                 --            --
           Highest contract charge 1.70% Common Shares        $18.78            --                 --            --
           All contract charges                                   --         1,632            $31,006          0.00%
2012 (ac)  Lowest contract charge 1.30% Common Shares (d)     $14.89            --                 --            --
           Highest contract charge 1.70% Common Shares (d)    $14.71            --                 --            --
           All contract charges                                   --           218            $ 3,233          0.00%
2012 (ad)  Lowest contract charge 1.30% Common Shares         $14.89            --                 --            --
           Highest contract charge 1.70% Common Shares        $14.71            --                 --            --
           All contract charges                                   --           989            $14,647          0.00%
2011 (ad)  Lowest contract charge 1.30% Common Shares         $13.29            --                 --            --
           Highest contract charge 1.70% Common Shares        $13.17            --                 --            --
           All contract charges                                   --           816            $10,801          3.11%
Ivy Funds VIP Science and Technology
     2015  Lowest contract charge 0.30% Common Shares (g)     $10.89            --                 --            --
           Highest contract charge 1.70% Common Shares        $20.33            --                 --            --
           All contract charges                                   --         3,518            $64,427          0.00%
     2014  Lowest contract charge 0.65% Common Shares         $19.46            --                 --            --
           Highest contract charge 1.70% Common Shares        $21.29            --                 --            --
           All contract charges                                   --         2,617            $52,643          0.00%
2013 (ae)  Lowest contract charge 0.65% Common Shares         $19.03            --                 --            --
           Highest contract charge 1.70% Common Shares        $21.05            --                 --            --
           All contract charges                                   --         1,768            $37,545          0.00%
2012 (ac)  Lowest contract charge 1.30% Common Shares (d)     $13.87            --                 --            --
           Highest contract charge 1.70% Common Shares (d)    $13.69            --                 --            --
           All contract charges                                   --           231            $ 3,202          0.00%
2012 (ad)  Lowest contract charge 1.30% Common Shares         $13.87            --                 --            --
           Highest contract charge 1.70% Common Shares        $13.69            --                 --            --
           All contract charges                                   --           759            $10,481          0.00%
2011 (ad)  Lowest contract charge 1.30% Common Shares         $10.99            --                 --            --
           Highest contract charge 1.70% Common Shares        $10.90            --                 --            --
           All contract charges                                   --           614            $ 6,730          3.30%

--------
 Total
Return**
--------

Lowest contract charge 1.30% Common Shares (d)      8.31%
Highest contract charge 1.70% Common Shares (d)     8.01%
All contract charges
Lowest contract charge 0.65% Common Shares         17.82%
Highest contract charge 1.70% Common Shares        16.64%
All contract charges
Lowest contract charge 0.65% Common Shares (a)      3.03%
Highest contract charge 1.70% Common Shares         3.44%
All contract charges

Lowest contract charge 0.30% Common Shares         (9.43)%
Highest contract charge 1.25% Common Shares       (10.30)%
All contract charges
Lowest contract charge 0.30% Common Shares         (2.03)%
Highest contract charge 1.25% Common Shares        (3.05)%
All contract charges
Lowest contract charge 1.20% Common Shares (g)      8.09%
Highest contract charge 1.25% Common Shares (g)     8.09%
All contract charges

Lowest contract charge 1.30% Common Shares         (7.03)%
Highest contract charge 1.70% Common Shares        (7.38)%
All contract charges
Lowest contract charge 1.30% Common Shares          6.49%
Highest contract charge 1.70% Common Shares         6.07%
All contract charges
Lowest contract charge 1.30% Common Shares         28.27%
Highest contract charge 1.70% Common Shares        27.67%
All contract charges
Lowest contract charge 1.30% Common Shares (d)      1.43%
Highest contract charge 1.70% Common Shares (d)     1.24%
All contract charges
Lowest contract charge 1.30% Common Shares         12.04%
Highest contract charge 1.70% Common Shares        11.69%
All contract charges
Lowest contract charge 1.30% Common Shares         (1.85)%
Highest contract charge 1.70% Common Shares        (2.30)%
All contract charges

Lowest contract charge 0.30% Common Shares (g)     (3.11)%
Highest contract charge 1.70% Common Shares        (4.51)%
All contract charges
Lowest contract charge 0.65% Common Shares          2.26%
Highest contract charge 1.70% Common Shares         1.14%
All contract charges
Lowest contract charge 0.65% Common Shares         55.35%
Highest contract charge 1.70% Common Shares        53.76%
All contract charges
Lowest contract charge 1.30% Common Shares (d)      9.38%
Highest contract charge 1.70% Common Shares (d)     9.00%
All contract charges
Lowest contract charge 1.30% Common Shares         26.21%
Highest contract charge 1.70% Common Shares        25.60%
All contract charges
Lowest contract charge 1.30% Common Shares         (7.02)%
Highest contract charge 1.70% Common Shares        (7.31)%
All contract charges

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                                    Years Ended December 31,
                                                             ------------------------------------------------------------
                                                                        Units Outstanding Accumulation Unit  Investment
                                                             Unit Value      (000's)       Values (000's)   Income Ratio*
                                                             ---------- ----------------- ----------------- -------------
Ivy Funds VIP Small Cap Growth
     2015  Lowest contract charge 1.30% Common Shares          $17.56            --                 --            --
           Highest contract charge 1.70% Common Shares         $17.13            --                 --            --
           All contract charges                                    --         1,350            $23,522          0.00%
     2014  Lowest contract charge 1.30% Common Shares          $17.46            --                 --            --
           Highest contract charge 1.70% Common Shares         $17.10            --                 --            --
           All contract charges                                    --         1,013            $17,562          0.00%
2013 (ae)  Lowest contract charge 1.30% Common Shares          $17.42            --                 --            --
           Highest contract charge 1.70% Common Shares         $17.13            --                 --            --
           All contract charges                                    --           837            $14,507          0.00%
2012 (ac)  Lowest contract charge 1.30% Common Shares (d)      $12.31            --                 --            --
           Highest contract charge 1.70% Common Shares (d)     $12.15            --                 --            --
           All contract charges                                    --            99            $ 1,218          0.00%
2012 (ad)  Lowest contract charge 1.30% Common Shares          $12.31            --                 --            --
           Highest contract charge 1.70% Common Shares         $12.15            --                 --            --
           All contract charges                                    --           490            $ 6,003          0.00%
2011 (ad)  Lowest contract charge 1.30% Common Shares          $11.86            --                 --            --
           Highest contract charge 1.70% Common Shares         $11.76            --                 --            --
           All contract charges                                    --           497            $ 5,876          0.82%
Janus Aspen Series Balanced Portfolio
     2015  Lowest contract charge 0.30% Service Shares (g)     $11.12            --                 --            --
           Highest contract charge 1.25% Service Shares        $10.89            --                 --            --
           All contract charges                                    --         1,897            $20,363          1.59%
     2014  Lowest contract charge 1.20% Service Shares         $10.99            --                 --            --
           Highest contract charge 1.25% Service Shares        $10.98            --                 --            --
           All contract charges                                    --           398            $ 4,371          1.87%
     2013  Lowest contract charge 1.20% Service Shares (g)     $10.27            --                 --            --
           Highest contract charge 1.25% Service Shares (g)    $10.27            --                 --            --
           All contract charges                                    --             6            $    62          0.29%
Janus Aspen Series Flexible Bond Portfolio
     2015  Lowest contract charge 0.30% Service Shares (g)     $10.36            --                 --            --
           Highest contract charge 1.25% Service Shares        $10.15            --                 --            --
           All contract charges                                    --         1,050            $10,607          2.33%
     2014  Lowest contract charge 1.20% Service Shares         $10.29            --                 --            --
           Highest contract charge 1.25% Service Shares        $10.28            --                 --            --
           All contract charges                                    --           317            $ 3,256          4.01%
     2013  Lowest contract charge 1.20% Service Shares (g)     $ 9.94            --                 --            --
           Highest contract charge 1.25% Service Shares (g)    $ 9.94            --                 --            --
           All contract charges                                    --            12            $   116          0.73%
Janus Aspen Series Intech U.S. Low Volatility Portfolio
     2015  Lowest contract charge 1.10% Service Shares (u)     $10.15            --                 --            --
           Highest contract charge 1.25% Service Shares        $12.12            --                 --            --
           All contract charges                                    --           276            $ 3,265          1.78%
     2014  Lowest contract charge 1.20% Service Shares         $11.80            --                 --            --
           Highest contract charge 1.25% Service Shares        $11.80            --                 --            --
           All contract charges                                    --           127            $ 1,494          1.12%
     2013  Lowest contract charge 1.20% Service Shares (g)     $10.15            --                 --            --
           Highest contract charge 1.25% Service Shares (g)    $10.15            --                 --            --
           All contract charges                                    --             3            $    29          0.88%
JPMorgan Insurance Trust Global Allocation Portfolio
     2015  Lowest contract charge 1.10% Class 2 (v)            $ 9.66            --                 --            --
           Highest contract charge 1.25% Class 2 (v)           $ 9.65            --                 --            --
           All contract charges                                    --           759            $ 7,326          2.84%
JPMorgan Insurance Trust Income Builder Portfolio
     2015  Lowest contract charge 1.25% Class 2 (v)            $ 9.81            --                 --            --
           Highest contract charge 1.25% Class 2 (v)           $ 9.81            --                 --            --
           All contract charges                                    --           503            $ 4,937          4.79%

--------
 Total
Return**
--------

Lowest contract charge 1.30% Common Shares           0.57%
Highest contract charge 1.70% Common Shares          0.18%
All contract charges
Lowest contract charge 1.30% Common Shares           0.23%
Highest contract charge 1.70% Common Shares         (0.18)%
All contract charges
Lowest contract charge 1.30% Common Shares          41.51%
Highest contract charge 1.70% Common Shares         40.99%
All contract charges
Lowest contract charge 1.30% Common Shares (d)      (8.88)%
Highest contract charge 1.70% Common Shares (d)     (9.19)%
All contract charges
Lowest contract charge 1.30% Common Shares           3.79%
Highest contract charge 1.70% Common Shares          3.32%
All contract charges
Lowest contract charge 1.30% Common Shares         (11.76)%
Highest contract charge 1.70% Common Shares        (12.11)%
All contract charges

Lowest contract charge 0.30% Service Shares (g)      0.18%
Highest contract charge 1.25% Service Shares        (0.82)%
All contract charges
Lowest contract charge 1.20% Service Shares          7.01%
Highest contract charge 1.25% Service Shares         6.91%
All contract charges
Lowest contract charge 1.20% Service Shares (g)      2.09%
Highest contract charge 1.25% Service Shares (g)     2.09%
All contract charges

Lowest contract charge 0.30% Service Shares (g)     (0.38)%
Highest contract charge 1.25% Service Shares        (1.26)%
All contract charges
Lowest contract charge 1.20% Service Shares          3.52%
Highest contract charge 1.25% Service Shares         3.42%
All contract charges
Lowest contract charge 1.20% Service Shares (g)     (0.50)%
Highest contract charge 1.25% Service Shares (g)    (0.50)%
All contract charges

Lowest contract charge 1.10% Service Shares (u)      1.20%
Highest contract charge 1.25% Service Shares         2.71%
All contract charges
Lowest contract charge 1.20% Service Shares         16.26%
Highest contract charge 1.25% Service Shares        16.26%
All contract charges
Lowest contract charge 1.20% Service Shares (g)      0.30%
Highest contract charge 1.25% Service Shares (g)     0.30%
All contract charges

Lowest contract charge 1.10% Class 2 (v)            (6.12)%
Highest contract charge 1.25% Class 2 (v)           (6.22)%
All contract charges

Lowest contract charge 1.25% Class 2 (v)            (4.01)%
Highest contract charge 1.25% Class 2 (v)           (4.01)%
All contract charges

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                                    Years Ended December 31,
                                                             ------------------------------------------------------------
                                                                        Units Outstanding Accumulation Unit  Investment
                                                             Unit Value      (000's)       Values (000's)   Income Ratio*
                                                             ---------- ----------------- ----------------- -------------
Lazard Retirement Emerging Markets Equity Portfolio
     2015  Lowest contract charge 0.65% Service Shares         $ 7.24            --                 --             --
           Highest contract charge 1.70% Service Shares        $ 8.51            --                 --             --
           All contract charges                                    --         7,566            $64,605           1.16%
     2014  Lowest contract charge 0.65% Service Shares         $ 9.12            --                 --             --
           Highest contract charge 1.70% Service Shares        $10.83            --                 --             --
           All contract charges                                    --         6,775            $73,877           1.79%
2013 (ae)  Lowest contract charge 0.65% Service Shares         $ 9.63            --                 --             --
           Highest contract charge 1.70% Service Shares        $11.55            --                 --             --
           All contract charges                                    --         5,679            $66,307           1.56%
2012 (ac)  Lowest contract charge 1.30% Service Shares (d)     $12.05            --                 --             --
           Highest contract charge 1.70% Service Shares (d)    $11.90            --                 --             --
           All contract charges                                    --           833            $ 9,997           3.48%
2012 (ad)  Lowest contract charge 0.65% Service Shares         $ 9.81            --                 --             --
           Highest contract charge 1.70% Service Shares        $11.90            --                 --             --
           All contract charges                                    --         3,427            $41,114           1.73%
2011 (ad)  Lowest contract charge 0.65% Service Shares (a)     $ 8.09            --                 --             --
           Highest contract charge 1.70% Service Shares        $ 9.92            --                 --             --
           All contract charges                                    --         2,736            $27,284           2.67%
Legg Mason BW Absolute Return Opportunities VIT
     2015  Lowest contract charge 1.30% Class II (q)           $ 9.21            --                 --             --
           Highest contract charge 1.70% Class II (q)          $ 9.18            --                 --             --
           All contract charges                                    --            37            $   340           0.00%
Lord Abbett Series Fund -- Bond Debenture Portfolio
     2015  Lowest contract charge 0.30% VC Shares              $10.32            --                 --             --
           Highest contract charge 1.70% VC Shares             $11.70            --                 --             --
           All contract charges                                    --         6,180            $70,167           5.61%
     2014  Lowest contract charge 0.30% VC Shares              $10.51            --                 --             --
           Highest contract charge 1.70% VC Shares             $12.09            --                 --             --
           All contract charges                                    --         2,769            $32,620           6.45%
2013 (ae)  Lowest contract charge 1.20% VC Shares (g)          $10.09            --                 --             --
           Highest contract charge 1.70% VC Shares             $11.79            --                 --             --
           All contract charges                                    --         1,134            $13,390           8.34%
2012 (ac)  Lowest contract charge 1.30% VC Shares (d)          $11.17            --                 --             --
           Highest contract charge 1.70% VC Shares (d)         $11.08            --                 --             --
           All contract charges                                    --           126            $ 1,400          12.49%
2012 (ad)  Lowest contract charge 1.30% VC Shares              $11.17            --                 --             --
           Highest contract charge 1.70% VC Shares             $11.08            --                 --             --
           All contract charges                                    --           211            $ 2,337           7.35%
2011 (ad)  Lowest contract charge 1.30% VC Shares (a)          $10.06            --                 --             --
           Highest contract charge 1.70% VC Shares (a)         $10.02            --                 --             --
           All contract charges                                    --            82            $   827          15.38%
Lord Abbett Series Fund -- Classic Stock Portfolio
     2015  Lowest contract charge 1.30% VC Shares              $13.35            --                 --             --
           Highest contract charge 1.70% VC Shares             $13.09            --                 --             --
           All contract charges                                    --           332            $ 4,402           0.72%
     2014  Lowest contract charge 1.30% VC Shares              $13.65            --                 --             --
           Highest contract charge 1.70% VC Shares             $13.44            --                 --             --
           All contract charges                                    --           372            $ 5,070           0.77%
2013 (ae)  Lowest contract charge 1.30% VC Shares              $12.67            --                 --             --
           Highest contract charge 1.70% VC Shares             $12.52            --                 --             --
           All contract charges                                    --           332            $ 4,190           1.17%
2012 (ac)  Lowest contract charge 1.30% VC Shares (d)          $ 9.89            --                 --             --
           Highest contract charge 1.70% VC Shares (d)         $ 9.81            --                 --             --
           All contract charges                                    --            82            $   818           2.47%
2012 (ad)  Lowest contract charge 1.30% VC Shares              $ 9.89            --                 --             --
           Highest contract charge 1.70% VC Shares             $ 9.81            --                 --             --
           All contract charges                                    --           159            $ 1,552           1.08%

--------
 Total
Return**
--------

Lowest contract charge 0.65% Service Shares        (20.61)%
Highest contract charge 1.70% Service Shares       (21.42)%
All contract charges
Lowest contract charge 0.65% Service Shares         (5.30)%
Highest contract charge 1.70% Service Shares        (6.23)%
All contract charges
Lowest contract charge 0.65% Service Shares         (1.83)%
Highest contract charge 1.70% Service Shares        (2.94)%
All contract charges
Lowest contract charge 1.30% Service Shares (d)      5.98%
Highest contract charge 1.70% Service Shares (d)     5.68%
All contract charges
Lowest contract charge 0.65% Service Shares         21.26%
Highest contract charge 1.70% Service Shares        19.96%
All contract charges
Lowest contract charge 0.65% Service Shares (a)    (18.03)%
Highest contract charge 1.70% Service Shares       (19.42)%
All contract charges

Lowest contract charge 1.30% Class II (q)           (7.99)%
Highest contract charge 1.70% Class II (q)          (8.20)%
All contract charges

Lowest contract charge 0.30% VC Shares              (1.81)%
Highest contract charge 1.70% VC Shares             (3.23)%
All contract charges
Lowest contract charge 0.30% VC Shares               3.96%
Highest contract charge 1.70% VC Shares              2.54%
All contract charges
Lowest contract charge 1.20% VC Shares (g)           1.00%
Highest contract charge 1.70% VC Shares              6.41%
All contract charges
Lowest contract charge 1.30% VC Shares (d)           5.48%
Highest contract charge 1.70% VC Shares (d)          5.12%
All contract charges
Lowest contract charge 1.30% VC Shares              11.03%
Highest contract charge 1.70% VC Shares             10.58%
All contract charges
Lowest contract charge 1.30% VC Shares (a)           0.10%
Highest contract charge 1.70% VC Shares (a)         (0.30)%
All contract charges

Lowest contract charge 1.30% VC Shares              (2.20)%
Highest contract charge 1.70% VC Shares             (2.60)%
All contract charges
Lowest contract charge 1.30% VC Shares               7.73%
Highest contract charge 1.70% VC Shares              7.35%
All contract charges
Lowest contract charge 1.30% VC Shares              28.11%
Highest contract charge 1.70% VC Shares             27.62%
All contract charges
Lowest contract charge 1.30% VC Shares (d)           0.71%
Highest contract charge 1.70% VC Shares (d)          0.41%
All contract charges
Lowest contract charge 1.30% VC Shares              13.68%
Highest contract charge 1.70% VC Shares             13.15%
All contract charges

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                                   Years Ended December 31,
                                                            ------------------------------------------------------------
                                                                       Units Outstanding Accumulation Unit  Investment
                                                            Unit Value      (000's)       Values (000's)   Income Ratio*
                                                            ---------- ----------------- ----------------- -------------
Lord Abbett Series Fund -- Classic Stock Portfolio (Continued)
2011 (ad)  Lowest contract charge 1.30% VC Shares (a)         $ 8.70            --                 --            --
           Highest contract charge 1.65% VC Shares (a)        $ 8.68            --                 --            --
           All contract charges                                   --           121           $  1,050          1.75%
Lord Abbett Series Fund -- Growth Opportunities Portfolio
     2015  Lowest contract charge 1.30% VC Shares             $13.45            --                 --            --
           Highest contract charge 1.70% VC Shares            $13.18            --                 --            --
           All contract charges                                   --           359           $  4,801          0.00%
     2014  Lowest contract charge 1.30% VC Shares             $13.26            --                 --            --
           Highest contract charge 1.70% VC Shares            $13.05            --                 --            --
           All contract charges                                   --           251           $  3,311          0.00%
2013 (ae)  Lowest contract charge 1.30% VC Shares             $12.67            --                 --            --
           Highest contract charge 1.70% VC Shares            $12.52            --                 --            --
           All contract charges                                   --           192           $  2,423          0.00%
2012 (ac)  Lowest contract charge 1.30% VC Shares (d)         $ 9.36            --                 --            --
           Highest contract charge 1.70% VC Shares (d)        $ 9.29            --                 --            --
           All contract charges                                   --            29           $    270          0.22%
2012 (ad)  Lowest contract charge 1.30% VC Shares             $ 9.36            --                 --            --
           Highest contract charge 1.70% VC Shares            $ 9.29            --                 --            --
           All contract charges                                   --           119           $  1,105          0.26%
2011 (ad)  Lowest contract charge 1.30% VC Shares (a)         $ 8.31            --                 --            --
           Highest contract charge 1.70% VC Shares (a)        $ 8.28            --                 --            --
           All contract charges                                   --            73           $    603            --
MFS(R) International Value Portfolio
     2015  Lowest contract charge 0.30% Service Class (g)     $10.90            --                 --            --
           Highest contract charge 1.70% Service Class        $15.46            --                 --            --
           All contract charges                                   --         9,793           $145,512          1.87%
     2014  Lowest contract charge 1.20% Service Class         $10.17            --                 --            --
           Highest contract charge 1.70% Service Class        $14.80            --                 --            --
           All contract charges                                   --         6,575           $ 95,243          1.92%
2013 (ae)  Lowest contract charge 1.20% Service Class (g)     $10.18            --                 --            --
           Highest contract charge 1.70% Service Class        $14.88            --                 --            --
           All contract charges                                   --         4,160           $ 62,430          1.47%
2012 (ac)  Lowest contract charge 1.30% Service Class (d)     $12.01            --                 --            --
           Highest contract charge 1.70% Service Class (d)    $11.86            --                 --            --
           All contract charges                                   --           517           $  6,188          1.06%
2012 (ad)  Lowest contract charge 1.30% Service Class         $12.01            --                 --            --
           Highest contract charge 1.70% Service Class        $11.86            --                 --            --
           All contract charges                                   --         1,708           $ 20,448          1.46%
2011 (ad)  Lowest contract charge 1.30% Service Class         $10.50            --                 --            --
           Highest contract charge 1.70% Service Class        $10.41            --                 --            --
           All contract charges                                   --         1,354           $ 14,175          1.24%
MFS(R) Investors Trust Series
     2015  Lowest contract charge 0.65% Service Class         $16.79            --                 --            --
           Highest contract charge 1.70% Service Class        $17.43            --                 --            --
           All contract charges                                   --           600           $  9,810          0.70%
     2014  Lowest contract charge 0.65% Service Class         $16.91            --                 --            --
           Highest contract charge 1.70% Service Class        $17.74            --                 --            --
           All contract charges                                   --           477           $  8,263          0.79%
2013 (ae)  Lowest contract charge 0.65% Service Class         $15.37            --                 --            --
           Highest contract charge 1.70% Service Class        $16.30            --                 --            --
           All contract charges                                   --           373           $  6,157          1.01%
2012 (ac)  Lowest contract charge 1.30% Service Class (d)     $12.75            --                 --            --
           Highest contract charge 1.70% Service Class (d)    $12.59            --                 --            --
           All contract charges                                   --            21           $    263          0.61%
2012 (ad)  Lowest contract charge 0.65% Service Class         $11.75            --                 --            --
           Highest contract charge 1.70% Service Class        $12.59            --                 --            --
           All contract charges                                   --           287           $  3,636          0.78%

--------
 Total
Return**
--------

Lowest contract charge 1.30% VC Shares (a)        (11.59)%
Highest contract charge 1.65% VC Shares (a)       (11.79)%
All contract charges

Lowest contract charge 1.30% VC Shares              1.43%
Highest contract charge 1.70% VC Shares             1.00%
All contract charges
Lowest contract charge 1.30% VC Shares              4.66%
Highest contract charge 1.70% VC Shares             4.23%
All contract charges
Lowest contract charge 1.30% VC Shares             35.36%
Highest contract charge 1.70% VC Shares            34.77%
All contract charges
Lowest contract charge 1.30% VC Shares (d)         (3.80)%
Highest contract charge 1.70% VC Shares (d)        (4.03)%
All contract charges
Lowest contract charge 1.30% VC Shares             12.64%
Highest contract charge 1.70% VC Shares            12.20%
All contract charges
Lowest contract charge 1.30% VC Shares (a)        (15.55)%
Highest contract charge 1.70% VC Shares (a)       (15.85)%
All contract charges

Lowest contract charge 0.30% Service Class (g)      6.03%
Highest contract charge 1.70% Service Class         4.46%
All contract charges
Lowest contract charge 1.20% Service Class         (0.10)%
Highest contract charge 1.70% Service Class        (0.54)%
All contract charges
Lowest contract charge 1.20% Service Class (g)      0.59%
Highest contract charge 1.70% Service Class        25.46%
All contract charges
Lowest contract charge 1.30% Service Class (d)      5.72%
Highest contract charge 1.70% Service Class (d)     5.42%
All contract charges
Lowest contract charge 1.30% Service Class         14.38%
Highest contract charge 1.70% Service Class        13.93%
All contract charges
Lowest contract charge 1.30% Service Class         (3.05)%
Highest contract charge 1.70% Service Class        (3.43)%
All contract charges

Lowest contract charge 0.65% Service Class         (0.71)%
Highest contract charge 1.70% Service Class        (1.75)%
All contract charges
Lowest contract charge 0.65% Service Class         10.02%
Highest contract charge 1.70% Service Class         8.83%
All contract charges
Lowest contract charge 0.65% Service Class         30.81%
Highest contract charge 1.70% Service Class        29.47%
All contract charges
Lowest contract charge 1.30% Service Class (d)      4.08%
Highest contract charge 1.70% Service Class (d)     3.79%
All contract charges
Lowest contract charge 0.65% Service Class         18.09%
Highest contract charge 1.70% Service Class        16.79%
All contract charges

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                                   Years Ended December 31,
                                                            ------------------------------------------------------------
                                                                       Units Outstanding Accumulation Unit  Investment
                                                            Unit Value      (000's)       Values (000's)   Income Ratio*
                                                            ---------- ----------------- ----------------- -------------
MFS(R) Investors Trust Series (Continued)
2011 (ad)  Lowest contract charge 0.65% Service Class (a)     $ 9.95            --                 --            --
           Highest contract charge 1.70% Service Class        $10.78            --                 --            --
           All contract charges                                   --           243            $ 2,631          0.85%
MFS(R) Massachusetts Investors Growth Stock Portfolio (s)
     2015  Lowest contract charge 1.30% Service Class (r)     $18.24            --                 --            --
           Highest contract charge 1.70% Service Class (r)    $17.80            --                 --            --
           All contract charges                                   --           530            $ 9,598          0.54%
MFS(R) Research Series
     2015  Lowest contract charge 1.10% Service Class (u)     $ 9.67            --                 --            --
           Highest contract charge 1.25% Service Class        $11.31            --                 --            --
           All contract charges                                   --           104            $ 1,157          0.48%
     2014  Lowest contract charge 1.20% Service Class         $11.40            --                 --            --
           Highest contract charge 1.25% Service Class        $11.39            --                 --            --
           All contract charges                                   --            72            $   812          0.72%
     2013  Lowest contract charge 1.25% Service Class (g)     $10.49            --                 --            --
           Highest contract charge 1.25% Service Class (g)    $10.49            --                 --            --
           All contract charges                                   --             2            $    17          0.00%
MFS(R) Technology Portfolio
     2015  Lowest contract charge 1.30% Service Class         $21.65            --                 --            --
           Highest contract charge 1.70% Service Class        $21.12            --                 --            --
           All contract charges                                   --           910            $19,550          0.00%
     2014  Lowest contract charge 1.30% Service Class         $19.84            --                 --            --
           Highest contract charge 1.70% Service Class        $19.43            --                 --            --
           All contract charges                                   --           784            $15,442          0.00%
2013 (ae)  Lowest contract charge 1.30% Service Class         $18.21            --                 --            --
           Highest contract charge 1.70% Service Class        $17.91            --                 --            --
           All contract charges                                   --           579            $10,464          0.00%
2012 (ac)  Lowest contract charge 1.30% Service Class (d)     $13.69            --                 --            --
           Highest contract charge 1.70% Service Class (d)    $13.52            --                 --            --
           All contract charges                                   --            84            $ 1,144          0.00%
2012 (ad)  Lowest contract charge 1.30% Service Class         $13.69            --                 --            --
           Highest contract charge 1.70% Service Class        $13.52            --                 --            --
           All contract charges                                   --           352            $ 4,793          0.00%
2011 (ad)  Lowest contract charge 1.30% Service Class         $12.14            --                 --            --
           Highest contract charge 1.70% Service Class        $12.04            --                 --            --
           All contract charges                                   --           297            $ 3,597            --
MFS(R) Utilities Series
     2015  Lowest contract charge 1.10% Service Class (u)     $ 8.16            --                 --            --
           Highest contract charge 1.70% Service Class        $14.98            --                 --            --
           All contract charges                                   --         3,065            $41,833          4.16%
     2014  Lowest contract charge 1.20% Service Class         $11.03            --                 --            --
           Highest contract charge 1.70% Service Class        $17.88            --                 --            --
           All contract charges                                   --         2,469            $41,044          2.08%
2013 (ae)  Lowest contract charge 1.20% Service Class (g)     $ 9.93            --                 --            --
           Highest contract charge 1.70% Service Class        $16.17            --                 --            --
           All contract charges                                   --         1,307            $21,259          2.22%
2012 (ac)  Lowest contract charge 1.30% Service Class (d)     $13.86            --                 --            --
           Highest contract charge 1.70% Service Class (d)    $13.68            --                 --            --
           All contract charges                                   --           195            $ 2,688          4.45%
2012 (ad)  Lowest contract charge 0.65% Service Class         $12.05            --                 --            --
           Highest contract charge 1.70% Service Class        $13.68            --                 --            --
           All contract charges                                   --           652            $ 8,995          6.82%
2011 (ad)  Lowest contract charge 0.65% Service Class (a)     $10.72            --                 --            --
           Highest contract charge 1.70% Service Class        $12.30            --                 --            --
           All contract charges                                   --           491            $ 6,062          3.16%

--------
 Total
Return**
--------

Lowest contract charge 0.65% Service Class (a)     (5.42)%
Highest contract charge 1.70% Service Class        (4.01)%
All contract charges

Lowest contract charge 1.30% Service Class (r)     (2.62)%
Highest contract charge 1.70% Service Class (r)    (2.89)%
All contract charges

Lowest contract charge 1.10% Service Class (u)     (3.49)%
Highest contract charge 1.25% Service Class        (0.70)%
All contract charges
Lowest contract charge 1.20% Service Class          8.67%
Highest contract charge 1.25% Service Class         8.58%
All contract charges
Lowest contract charge 1.25% Service Class (g)      3.96%
Highest contract charge 1.25% Service Class (g)     3.96%
All contract charges

Lowest contract charge 1.30% Service Class          9.12%
Highest contract charge 1.70% Service Class         8.70%
All contract charges
Lowest contract charge 1.30% Service Class          8.95%
Highest contract charge 1.70% Service Class         8.49%
All contract charges
Lowest contract charge 1.30% Service Class         33.02%
Highest contract charge 1.70% Service Class        32.47%
All contract charges
Lowest contract charge 1.30% Service Class (d)     (2.42)%
Highest contract charge 1.70% Service Class (d)    (2.66)%
All contract charges
Lowest contract charge 1.30% Service Class         12.77%
Highest contract charge 1.70% Service Class        12.29%
All contract charges
Lowest contract charge 1.30% Service Class         (0.25)%
Highest contract charge 1.70% Service Class        (0.66)%
All contract charges

Lowest contract charge 1.10% Service Class (u)    (18.24)%
Highest contract charge 1.70% Service Class       (16.22)%
All contract charges
Lowest contract charge 1.20% Service Class         11.08%
Highest contract charge 1.70% Service Class        10.58%
All contract charges
Lowest contract charge 1.20% Service Class (g)      0.00%
Highest contract charge 1.70% Service Class        18.20%
All contract charges
Lowest contract charge 1.30% Service Class (d)      6.21%
Highest contract charge 1.70% Service Class (d)     5.88%
All contract charges
Lowest contract charge 0.65% Service Class         12.41%
Highest contract charge 1.70% Service Class        11.22%
All contract charges
Lowest contract charge 0.65% Service Class (a)      4.38%
Highest contract charge 1.70% Service Class         4.77%
All contract charges

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                                  Years Ended December 31,
                                                            -------------------------------------------------------------------
                                                                       Units Outstanding Accumulation Unit  Investment    Total
                                                            Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                            ---------- ----------------- ----------------- ------------- --------
MFS(R) Value Series
     2015  Lowest contract charge 0.30% Service Class (g)     $11.41             --                 --           --       (1.21)%
           Highest contract charge 1.25% Service Class        $11.18             --                 --           --       (2.10)%
           All contract charges                                   --            522         $    5,700         2.10%
     2014  Lowest contract charge 1.20% Service Class         $11.43             --                 --           --        8.86%
           Highest contract charge 1.25% Service Class        $11.42             --                 --           --        8.76%
           All contract charges                                   --            216         $    2,476         1.69%
     2013  Lowest contract charge 1.20% Service Class (g)     $10.50             --                 --           --        2.94%
           Highest contract charge 1.25% Service Class (g)    $10.50             --                 --           --        2.94%
           All contract charges                                   --             10         $      101         0.00%
Multimanager Aggressive Equity
     2015  Lowest contract charge 1.30% Class B               $18.66             --                 --           --        2.64%
           Highest contract charge 1.70% Class B              $76.86             --                 --           --        2.22%
           All contract charges                                   --            590         $   13,258         0.17%
     2014  Lowest contract charge 1.30% Class B               $18.18             --                 --           --        9.19%
           Highest contract charge 1.70% Class B              $75.19             --                 --           --        8.78%
           All contract charges                                   --            498         $   11,048         0.11%
2013 (ae)  Lowest contract charge 1.30% Class B               $16.65             --                 --           --       35.37%
           Highest contract charge 1.70% Class B              $69.12             --                 --           --       34.82%
           All contract charges                                   --            451         $    8,871         0.14%
2012 (ac)  Lowest contract charge 1.30% Class B (d)           $12.30             --                 --           --       (1.91)%
           Highest contract charge 1.65% Class B (d)          $12.01             --                 --           --       (2.20)%
           All contract charges                                   --              9         $      124         0.36%
2012 (ad)  Lowest contract charge 0.95% Class B               $62.92             --                 --           --       13.12%
           Highest contract charge 1.90% Class B              $48.53             --                 --           --       12.03%
           All contract charges                                   --         24,945         $  470,489         0.23%
2011 (ad)  Lowest contract charge 0.95% Class B               $55.62             --                 --           --       (7.18)%
           Highest contract charge 1.90% Class B              $43.32             --                 --           --       (8.06)%
           All contract charges                                   --         27,864         $  467,297           --
Multimanager Core Bond
     2015  Lowest contract charge 1.30% Class B               $13.55             --                 --           --       (1.24)%
           Highest contract charge 1.70% Class B              $13.73             --                 --           --       (1.58)%
           All contract charges                                   --          7,893         $  106,216         1.95%
     2014  Lowest contract charge 1.30% Class B               $13.72             --                 --           --        2.46%
           Highest contract charge 1.70% Class B              $13.95             --                 --           --        1.97%
           All contract charges                                   --          7,166         $   97,870         2.07%
2013 (ae)  Lowest contract charge 1.30% Class B               $13.39             --                 --           --       (3.67)%
           Highest contract charge 1.70% Class B              $13.68             --                 --           --       (4.00)%
           All contract charges                                   --          6,684         $   89,558         1.60%
2012 (ad)  Lowest contract charge 1.20% Class B               $15.07             --                 --           --        4.22%
           Highest contract charge 1.90% Class B              $13.93             --                 --           --        3.41%
           All contract charges                                   --        107,224         $1,504,061         2.07%
2011 (ad)  Lowest contract charge 1.20% Class B               $14.46             --                 --           --        4.56%
           Highest contract charge 1.90% Class B              $13.47             --                 --           --        3.86%
           All contract charges                                   --         95,905         $1,295,330         2.58%
Multimanager Mid Cap Growth
     2015  Lowest contract charge 1.30% Class B               $20.89             --                 --           --       (2.79)%
           Highest contract charge 1.70% Class B              $16.09             --                 --           --       (3.19)%
           All contract charges                                   --            847         $   16,490         0.00%
     2014  Lowest contract charge 1.30% Class B               $21.49             --                 --           --        3.52%
           Highest contract charge 1.70% Class B              $16.62             --                 --           --        3.10%
           All contract charges                                   --            676         $   13,571         0.00%
2013 (ae)  Lowest contract charge 1.30% Class B               $20.76             --                 --           --       38.31%
           Highest contract charge 1.70% Class B              $16.12             --                 --           --       37.78%
           All contract charges                                   --            548         $   10,693         0.00%
2012 (ac)  Lowest contract charge 1.30% Class B (d)           $15.01             --                 --           --        0.20%
           Highest contract charge 1.70% Class B (d)          $11.70             --                 --           --       (0.09)%
           All contract charges                                   --             20         $      293         0.00%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                                    Years Ended December 31,
                                                             ------------------------------------------------------------
                                                                        Units Outstanding Accumulation Unit  Investment
                                                             Unit Value      (000's)       Values (000's)   Income Ratio*
                                                             ---------- ----------------- ----------------- -------------
Multimanager Mid Cap Growth (Continued)
2012 (ad)  Lowest contract charge 0.95% Class B                $12.72            --                 --            --
           Highest contract charge 1.90% Class B               $11.44            --                 --            --
           All contract charges                                    --        23,072           $307,702          0.00%
2011 (ad)  Lowest contract charge 0.95% Class B                $11.12            --                 --            --
           Highest contract charge 1.90% Class B               $10.10            --                 --            --
           All contract charges                                    --        24,402           $286,163            --
Multimanager Mid Cap Value
     2015  Lowest contract charge 1.30% Class B                $20.68            --                 --            --
           Highest contract charge 1.70% Class B               $18.18            --                 --            --
           All contract charges                                    --           473           $  9,420          0.74%
     2014  Lowest contract charge 1.30% Class B                $22.18            --                 --            --
           Highest contract charge 1.70% Class B               $19.59            --                 --            --
           All contract charges                                    --           433           $  9,232          0.50%
2013 (ae)  Lowest contract charge 1.30% Class B                $21.34            --                 --            --
           Highest contract charge 1.70% Class B               $18.91            --                 --            --
           All contract charges                                    --           353           $  7,287          0.44%
2012 (ac)  Lowest contract charge 1.30% Class B (d)            $15.94            --                 --            --
           Highest contract charge 1.70% Class B (d)           $14.19            --                 --            --
           All contract charges                                    --            --           $ 21,568          0.70%
2012 (ad)  Lowest contract charge 0.95% Class B                $15.43            --                 --            --
           Highest contract charge 1.90% Class B               $13.88            --                 --            --
           All contract charges                                    --        23,404           $355,687          0.37%
2011 (ad)  Lowest contract charge 0.95% Class B                $13.57            --                 --            --
           Highest contract charge 1.90% Class B               $12.32            --                 --            --
           All contract charges                                    --        25,568           $343,363          0.02%
Multimanager Technology
     2015  Lowest contract charge 1.10% Class B (u)            $10.02            --                 --            --
           Highest contract charge 1.70% Class B               $18.39            --                 --            --
           All contract charges                                    --           916           $ 15,002          0.00%
     2014  Lowest contract charge 1.20% Class B                $11.97            --                 --            --
           Highest contract charge 1.70% Class B               $17.60            --                 --            --
           All contract charges                                    --           499           $  9,451          0.00%
2013 (ae)  Lowest contract charge 1.20% Class B (g)            $10.67            --                 --            --
           Highest contract charge 1.70% Class B               $15.77            --                 --            --
           All contract charges                                    --           408           $  7,282          0.00%
2012 (ad)  Lowest contract charge 0.95% Class B                $12.86            --                 --            --
           Highest contract charge 1.80% Class B               $11.70            --                 --            --
           All contract charges                                    --        28,995           $385,649          0.00%
2011 (ad)  Lowest contract charge 0.95% Class B                $11.45            --                 --            --
           Highest contract charge 1.90% Class B               $10.40            --                 --            --
           All contract charges                                    --        30,531           $363,492            --
Neuberger Berman Absolute Return Multi-Manager Portfolio
     2015  Lowest contract charge 1.10% Class S Shares (u)     $ 9.18            --                 --            --
           Highest contract charge 1.70% Class S Shares        $ 9.16            --                 --            --
           All contract charges                                    --           167           $  1,537          0.00%
     2014  Lowest contract charge 1.20% Class S Shares (i)     $ 9.84            --                 --            --
           Highest contract charge 1.70% Class S Shares (i)    $ 9.81            --                 --            --
           All contract charges                                    --            65           $    631          0.00%
Neuberger Berman International Equity Portfolio
     2015  Lowest contract charge 1.10% Class S Shares (u)     $ 9.27            --                 --            --
           Highest contract charge 1.70% Class S Shares        $ 9.30            --                 --            --
           All contract charges                                    --           259           $  2,422          1.24%
     2014  Lowest contract charge 1.20% Class S Shares (i)     $ 9.35            --                 --            --
           Highest contract charge 1.70% Class S Shares (i)    $ 9.32            --                 --            --
           All contract charges                                    --            83           $    766          0.55%

--------
 Total
Return**
--------

Lowest contract charge 0.95% Class B                14.39%
Highest contract charge 1.90% Class B               13.27%
All contract charges
Lowest contract charge 0.95% Class B                (8.78)%
Highest contract charge 1.90% Class B               (9.66)%
All contract charges

Lowest contract charge 1.30% Class B                (6.76)%
Highest contract charge 1.70% Class B               (7.20)%
All contract charges
Lowest contract charge 1.30% Class B                 3.94%
Highest contract charge 1.70% Class B                3.60%
All contract charges
Lowest contract charge 1.30% Class B                33.88%
Highest contract charge 1.70% Class B               33.26%
All contract charges
Lowest contract charge 1.30% Class B (d)             4.25%
Highest contract charge 1.70% Class B (d)            4.03%
All contract charges
Lowest contract charge 0.95% Class B                13.71%
Highest contract charge 1.90% Class B               12.66%
All contract charges
Lowest contract charge 0.95% Class B               (14.11)%
Highest contract charge 1.90% Class B              (14.98)%
All contract charges

Lowest contract charge 1.10% Class B (u)             0.20%
Highest contract charge 1.70% Class B                4.49%
All contract charges
Lowest contract charge 1.20% Class B                12.18%
Highest contract charge 1.70% Class B               11.60%
All contract charges
Lowest contract charge 1.20% Class B (g)             6.49%
Highest contract charge 1.70% Class B               33.31%
All contract charges
Lowest contract charge 0.95% Class B                12.31%
Highest contract charge 1.80% Class B               11.43%
All contract charges
Lowest contract charge 0.95% Class B                (5.68)%
Highest contract charge 1.90% Class B               (6.64)%
All contract charges

Lowest contract charge 1.10% Class S Shares (u)     (8.47)%
Highest contract charge 1.70% Class S Shares        (6.63)%
All contract charges
Lowest contract charge 1.20% Class S Shares (i)     (1.40)%
Highest contract charge 1.70% Class S Shares (i)    (1.70)%
All contract charges

Lowest contract charge 1.10% Class S Shares (u)     (7.11)%
Highest contract charge 1.70% Class S Shares        (0.21)%
All contract charges
Lowest contract charge 1.20% Class S Shares (i)     (5.75)%
Highest contract charge 1.70% Class S Shares (i)    (6.05)%
All contract charges

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                                   Years Ended December 31,
                                                            ------------------------------------------------------------
                                                                       Units Outstanding Accumulation Unit  Investment
                                                            Unit Value      (000's)       Values (000's)   Income Ratio*
                                                            ---------- ----------------- ----------------- -------------
PIMCO CommodityRealReturn(R) Strategy Portfolio
     2015  Lowest contract charge 0.65% Advisor Class         $ 5.03            --                 --             --
           Highest contract charge 1.70% Advisor Class        $ 5.93            --                 --             --
           All contract charges                                   --         2,593            $15,573           4.31%
     2014  Lowest contract charge 0.65% Advisor Class         $ 6.81            --                 --             --
           Highest contract charge 1.70% Advisor Class        $ 8.12            --                 --             --
           All contract charges                                   --         2,310            $18,954           0.27%
2013 (ae)  Lowest contract charge 0.65% Advisor Class         $ 8.43            --                 --             --
           Highest contract charge 1.70% Advisor Class        $10.16            --                 --             --
           All contract charges                                   --         1,910            $19,615           1.59%
2012 (ac)  Lowest contract charge 1.30% Advisor Class (d)     $12.27            --                 --             --
           Highest contract charge 1.70% Advisor Class (d)    $12.12            --                 --             --
           All contract charges                                   --           249            $ 3,047           2.13%
2012 (ad)  Lowest contract charge 0.65% Advisor Class         $ 9.95            --                 --             --
           Highest contract charge 1.70% Advisor Class        $12.12            --                 --             --
           All contract charges                                   --         1,225            $14,967           2.46%
2011 (ad)  Lowest contract charge 0.65% Advisor Class (a)     $ 9.53            --                 --             --
           Highest contract charge 1.70% Advisor Class        $11.73            --                 --             --
           All contract charges                                   --           900            $10,608          14.13%
PIMCO Emerging Markets Bond Portfolio
     2015  Lowest contract charge 1.10% Advisor Class (u)     $ 9.24            --                 --             --
           Highest contract charge 1.70% Advisor Class        $11.69            --                 --             --
           All contract charges                                   --         1,511            $17,647           5.20%
     2014  Lowest contract charge 1.20% Advisor Class         $ 9.80            --                 --             --
           Highest contract charge 1.70% Advisor Class        $12.18            --                 --             --
           All contract charges                                   --         1,607            $19,571           5.14%
2013 (ae)  Lowest contract charge 1.20% Advisor Class (g)     $ 9.78            --                 --             --
           Highest contract charge 1.70% Advisor Class        $12.22            --                 --             --
           All contract charges                                   --         1,423            $17,557           4.90%
2012 (ac)  Lowest contract charge 1.30% Advisor Class (d)     $13.55            --                 --             --
           Highest contract charge 1.70% Advisor Class (d)    $13.37            --                 --             --
           All contract charges                                   --           262            $ 3,531           3.20%
2012 (ad)  Lowest contract charge 0.65% Advisor Class         $11.79            --                 --             --
           Highest contract charge 1.70% Advisor Class        $13.37            --                 --             --
           All contract charges                                   --         1,069            $14,427           4.82%
2011 (ad)  Lowest contract charge 0.65% Advisor Class (a)     $10.07            --                 --             --
           Highest contract charge 1.70% Advisor Class        $11.55            --                 --             --
           All contract charges                                   --           835            $ 9,691           5.23%
PIMCO Global Bond Portfolio (Unhedged)
     2015  Lowest contract charge 0.30% Advisor Class (g)     $ 9.37            --                 --             --
           Highest contract charge 1.25% Advisor Class        $ 9.18            --                 --             --
           All contract charges                                   --           102            $   938           1.71%
     2014  Lowest contract charge 1.20% Advisor Class         $ 9.70            --                 --             --
           Highest contract charge 1.25% Advisor Class        $ 9.70            --                 --             --
           All contract charges                                   --            57            $   553           2.56%
     2013  Lowest contract charge 1.20% Advisor Class (g)     $ 9.61            --                 --             --
           Highest contract charge 1.25% Advisor Class (g)    $ 9.61            --                 --             --
           All contract charges                                   --             3            $    33           0.03%
PIMCO Global Multi-Asset Managed Allocation Portfolio
     2015  Lowest contract charge 1.20% Advisor Class         $10.04            --                 --             --
           Highest contract charge 1.25% Advisor Class        $10.03            --                 --             --
           All contract charges                                   --            79            $   795           3.28%
     2014  Lowest contract charge 1.20% Advisor Class (h)     $10.18            --                 --             --
           Highest contract charge 1.25% Advisor Class (h)    $10.18            --                 --             --
           All contract charges                                   --            10            $   109           4.02%

--------
 Total
Return**
--------

Lowest contract charge 0.65% Advisor Class        (26.14)%
Highest contract charge 1.70% Advisor Class       (26.97)%
All contract charges
Lowest contract charge 0.65% Advisor Class        (19.22)%
Highest contract charge 1.70% Advisor Class       (20.08)%
All contract charges
Lowest contract charge 0.65% Advisor Class        (15.28)%
Highest contract charge 1.70% Advisor Class       (16.17)%
All contract charges
Lowest contract charge 1.30% Advisor Class (d)      0.57%
Highest contract charge 1.70% Advisor Class (d)     0.33%
All contract charges
Lowest contract charge 0.65% Advisor Class          4.41%
Highest contract charge 1.70% Advisor Class         3.32%
All contract charges
Lowest contract charge 0.65% Advisor Class (a)     (8.80)%
Highest contract charge 1.70% Advisor Class        (9.07)%
All contract charges

Lowest contract charge 1.10% Advisor Class (u)     (7.51)%
Highest contract charge 1.70% Advisor Class        (4.02)%
All contract charges
Lowest contract charge 1.20% Advisor Class          0.20%
Highest contract charge 1.70% Advisor Class        (0.33)%
All contract charges
Lowest contract charge 1.20% Advisor Class (g)     (0.10)%
Highest contract charge 1.70% Advisor Class        (8.60)%
All contract charges
Lowest contract charge 1.30% Advisor Class (d)      8.84%
Highest contract charge 1.70% Advisor Class (d)     8.43%
All contract charges
Lowest contract charge 0.65% Advisor Class         17.08%
Highest contract charge 1.70% Advisor Class        15.76%
All contract charges
Lowest contract charge 0.65% Advisor Class (a)      4.90%
Highest contract charge 1.70% Advisor Class         4.43%
All contract charges

Lowest contract charge 0.30% Advisor Class (g)     (4.39)%
Highest contract charge 1.25% Advisor Class        (5.36)%
All contract charges
Lowest contract charge 1.20% Advisor Class          0.94%
Highest contract charge 1.25% Advisor Class         0.94%
All contract charges
Lowest contract charge 1.20% Advisor Class (g)     (2.54)%
Highest contract charge 1.25% Advisor Class (g)    (2.54)%
All contract charges

Lowest contract charge 1.20% Advisor Class         (1.38)%
Highest contract charge 1.25% Advisor Class        (1.47)%
All contract charges
Lowest contract charge 1.20% Advisor Class (h)      3.46%
Highest contract charge 1.25% Advisor Class (h)     3.46%
All contract charges

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                                   Years Ended December 31,
                                                            ------------------------------------------------------------
                                                                       Units Outstanding Accumulation Unit  Investment
                                                            Unit Value      (000's)       Values (000's)   Income Ratio*
                                                            ---------- ----------------- ----------------- -------------
PIMCO Real Return Portfolio
     2015  Lowest contract charge 1.30% Advisor Class         $10.97            --                 --            --
           Highest contract charge 1.70% Advisor Class        $10.70            --                 --            --
           All contract charges                                   --         5,589           $ 60,748          3.90%
     2014  Lowest contract charge 1.30% Advisor Class         $11.43            --                 --            --
           Highest contract charge 1.70% Advisor Class        $11.19            --                 --            --
           All contract charges                                   --         5,927           $ 67,217          1.30%
2013 (ae)  Lowest contract charge 1.30% Advisor Class         $11.24            --                 --            --
           Highest contract charge 1.70% Advisor Class        $11.06            --                 --            --
           All contract charges                                   --         5,735           $ 64,059          1.65%
2012 (ac)  Lowest contract charge 1.30% Advisor Class (d)     $12.56            --                 --            --
           Highest contract charge 1.70% Advisor Class (d)    $12.40            --                 --            --
           All contract charges                                   --         1,264           $ 15,803          0.33%
2012 (ad)  Lowest contract charge 0.65% Advisor Class         $11.44            --                 --            --
           Highest contract charge 1.70% Advisor Class        $12.40            --                 --            --
           All contract charges                                   --         4,008           $ 50,084          0.98%
2011 (ad)  Lowest contract charge 0.65% Advisor Class (a)     $10.60            --                 --            --
           Highest contract charge 1.70% Advisor Class        $11.61            --                 --            --
           All contract charges                                   --         2,919           $ 34,062          1.80%
PIMCO Total Return Portfolio
     2015  Lowest contract charge 0.30% Advisor Class (g)     $10.28            --                 --            --
           Highest contract charge 1.70% Advisor Class        $11.29            --                 --            --
           All contract charges                                   --        12,255           $139,172          4.96%
     2014  Lowest contract charge 0.65% Advisor Class         $10.96            --                 --            --
           Highest contract charge 1.70% Advisor Class        $11.44            --                 --            --
           All contract charges                                   --        11,471           $132,247          2.13%
2013 (ae)  Lowest contract charge 0.65% Advisor Class         $10.59            --                 --            --
           Highest contract charge 1.70% Advisor Class        $11.17            --                 --            --
           All contract charges                                   --        10,535           $118,898          2.11%
2012 (ac)  Lowest contract charge 1.30% Advisor Class (d)     $11.75            --                 --            --
           Highest contract charge 1.70% Advisor Class (d)    $11.60            --                 --            --
           All contract charges                                   --         2,030           $ 23,720          1.57%
2012 (ad)  Lowest contract charge 0.65% Advisor Class         $10.88            --                 --            --
           Highest contract charge 1.70% Advisor Class        $11.60            --                 --            --
           All contract charges                                   --         6,826           $ 79,827          2.47%
2011 (ad)  Lowest contract charge 0.65% Advisor Class (a)     $10.01            --                 --            --
           Highest contract charge 1.70% Advisor Class        $10.78            --                 --            --
           All contract charges                                   --         5,177           $ 56,086          2.56%
ProFund VP Bear
     2015  Lowest contract charge 1.30% Common Shares         $ 3.34            --                 --            --
           Highest contract charge 1.70% Common Shares        $ 3.26            --                 --            --
           All contract charges                                   --            74           $    242          0.00%
     2014  Lowest contract charge 1.30% Common Shares         $ 3.56            --                 --            --
           Highest contract charge 1.70% Common Shares        $ 3.49            --                 --            --
           All contract charges                                   --            96           $    337          0.00%
2013 (ae)  Lowest contract charge 1.30% Common Shares         $ 4.21            --                 --            --
           Highest contract charge 1.70% Common Shares        $ 4.14            --                 --            --
           All contract charges                                   --           103           $    432          0.00%
2012 (ad)  Lowest contract charge 1.30% Common Shares         $ 5.81            --                 --            --
           Highest contract charge 1.70% Common Shares        $ 5.73            --                 --            --
           All contract charges                                   --           123           $    709          0.00%
2011 (ad)  Lowest contract charge 1.30% Common Shares         $ 7.05            --                 --            --
           Highest contract charge 1.70% Common Shares        $ 6.99            --                 --            --
           All contract charges                                   --           118           $    827            --

--------
 Total
Return**
--------

Lowest contract charge 1.30% Advisor Class         (4.02)%
Highest contract charge 1.70% Advisor Class        (4.38)%
All contract charges
Lowest contract charge 1.30% Advisor Class          1.69%
Highest contract charge 1.70% Advisor Class         1.18%
All contract charges
Lowest contract charge 1.30% Advisor Class        (10.51)%
Highest contract charge 1.70% Advisor Class       (10.81)%
All contract charges
Lowest contract charge 1.30% Advisor Class (d)      4.15%
Highest contract charge 1.70% Advisor Class (d)     3.85%
All contract charges
Lowest contract charge 0.65% Advisor Class          7.92%
Highest contract charge 1.70% Advisor Class         6.80%
All contract charges
Lowest contract charge 0.65% Advisor Class (a)     10.65%
Highest contract charge 1.70% Advisor Class         9.63%
All contract charges

Lowest contract charge 0.30% Advisor Class (g)      0.00%
Highest contract charge 1.70% Advisor Class        (1.31)%
All contract charges
Lowest contract charge 0.65% Advisor Class          3.49%
Highest contract charge 1.70% Advisor Class         2.42%
All contract charges
Lowest contract charge 0.65% Advisor Class         (2.67)%
Highest contract charge 1.70% Advisor Class        (3.71)%
All contract charges
Lowest contract charge 1.30% Advisor Class (d)      4.35%
Highest contract charge 1.70% Advisor Class (d)     4.04%
All contract charges
Lowest contract charge 0.65% Advisor Class          8.69%
Highest contract charge 1.70% Advisor Class         7.61%
All contract charges
Lowest contract charge 0.65% Advisor Class (a)      2.67%
Highest contract charge 1.70% Advisor Class         1.70%
All contract charges

Lowest contract charge 1.30% Common Shares         (6.18)%
Highest contract charge 1.70% Common Shares        (6.59)%
All contract charges
Lowest contract charge 1.30% Common Shares        (15.44)%
Highest contract charge 1.70% Common Shares       (15.70)%
All contract charges
Lowest contract charge 1.30% Common Shares        (27.54)%
Highest contract charge 1.70% Common Shares       (27.75)%
All contract charges
Lowest contract charge 1.30% Common Shares        (17.59)%
Highest contract charge 1.70% Common Shares       (18.03)%
All contract charges
Lowest contract charge 1.30% Common Shares        (10.08)%
Highest contract charge 1.70% Common Shares       (10.50)%
All contract charges

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                                  Years Ended December 31,
                                                            -------------------------------------------------------------------
                                                                       Units Outstanding Accumulation Unit  Investment    Total
                                                            Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                            ---------- ----------------- ----------------- ------------- --------
ProFund VP Biotechnology
     2015  Lowest contract charge 0.65% Common Shares         $32.56            --                 --            --        2.62%
           Highest contract charge 1.70% Common Shares        $32.36            --                 --            --        1.54%
           All contract charges                                   --         1,714            $56,399          0.00%
     2014  Lowest contract charge 0.65% Common Shares         $31.73            --                 --            --       28.88%
           Highest contract charge 1.70% Common Shares        $31.87            --                 --            --       27.53%
           All contract charges                                   --         1,244            $40,205          0.00%
2013 (ae)  Lowest contract charge 0.65% Common Shares         $24.62            --                 --            --       67.37%
           Highest contract charge 1.70% Common Shares        $24.99            --                 --            --       65.61%
           All contract charges                                   --           886            $22,376          0.00%
2012 (ac)  Lowest contract charge 1.30% Common Shares (d)     $15.29            --                 --            --       16.19%
           Highest contract charge 1.70% Common Shares (d)    $15.09            --                 --            --       15.81%
           All contract charges                                   --            77            $ 1,167          0.00%
2012 (ad)  Lowest contract charge 1.30% Common Shares         $15.29            --                 --            --       38.87%
           Highest contract charge 1.70% Common Shares        $15.09            --                 --            --       38.31%
           All contract charges                                   --           278            $ 4,227          0.00%
2011 (ad)  Lowest contract charge 1.30% Common Shares         $11.01            --                 --            --        5.16%
           Highest contract charge 1.70% Common Shares        $10.91            --                 --            --        4.70%
           All contract charges                                   --           195            $ 2,142            --
Putnam VT Absolute Return 500 Fund
     2015  Lowest contract charge 1.10% Class B (u)           $ 9.77            --                 --            --       (2.50)%
           Highest contract charge 1.25% Class B              $10.15            --                 --            --       (1.74)%
           All contract charges                                   --           161            $ 1,627          0.06%
     2014  Lowest contract charge 1.20% Class B               $10.34            --                 --            --        2.58%
           Highest contract charge 1.25% Class B              $10.33            --                 --            --        2.48%
           All contract charges                                   --            60            $   623          0.00%
     2013  Lowest contract charge 1.25% Class B (g)           $10.08            --                 --            --        0.60%
           Highest contract charge 1.25% Class B (g)          $10.08            --                 --            --        0.60%
           All contract charges                                   --            --            $     1          0.00%
Putnam VT Diversified Income Fund
     2015  Lowest contract charge 1.10% Class B (u)           $ 9.65            --                 --            --       (3.69)%
           Highest contract charge 1.70% Class B              $ 9.20            --                 --            --       (4.07)%
           All contract charges                                   --           517            $ 4,815          7.44%
     2014  Lowest contract charge 1.20% Class B (i)           $ 9.62            --                 --            --       (4.09)%
           Highest contract charge 1.70% Class B (i)          $ 9.59            --                 --            --       (4.29)%
           All contract charges                                   --           209            $ 2,011          0.00%
Putnam VT Global Asset Allocation Fund
     2015  Lowest contract charge 1.10% Class B (v)           $ 9.78            --                 --            --       (4.44)%
           Highest contract charge 1.25% Class B (v)          $ 9.78            --                 --            --       (4.50)%
           All contract charges                                   --           122            $ 1,198          0.00%
Putnam VT Research Fund
     2015  Lowest contract charge 1.10% Class B (v)           $ 9.67            --                 --            --       (6.92)%
           Highest contract charge 1.25% Class B (v)          $ 9.67            --                 --            --       (6.98)%
           All contract charges                                   --             1            $    15          0.00%
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio
     2015  Lowest contract charge 1.10% Class II (u)          $ 9.15            --                 --            --       (8.04)%
           Highest contract charge 1.70% Class II             $ 9.32            --                 --            --       (6.99)%
           All contract charges                                   --           388            $ 3,623          0.89%
     2014  Lowest contract charge 1.20% Class II (i)          $10.05            --                 --            --        0.90%
           Highest contract charge 1.70% Class II (i)         $10.02            --                 --            --        0.60%
           All contract charges                                   --            70            $   705          3.20%
SEI VP Balanced Strategy Fund
     2015  Lowest contract charge 1.10% Class III (u)         $ 9.21            --                 --            --       (7.34)%
           Highest contract charge 1.25% Class III            $ 9.81            --                 --            --       (4.57)%
           All contract charges                                   --           518            $ 5,081          1.82%
     2014  Lowest contract charge 1.20% Class III             $10.29            --                 --            --        2.69%
           Highest contract charge 1.25% Class III            $10.28            --                 --            --        2.59%
           All contract charges                                   --           221            $ 2,275          4.62%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                         Years Ended December 31,
                                                   -------------------------------------------------------------------
                                                              Units Outstanding Accumulation Unit  Investment    Total
                                                   Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                   ---------- ----------------- ----------------- ------------- --------
SEI VP Balanced Strategy Fund (Continued)
2013  Lowest contract charge 1.20% Class III (g)     $10.02           --                 --             --        0.40%
      Highest contract charge 1.25% Class III (g)    $10.02           --                 --             --        0.40%
      All contract charges                               --            3             $   23           0.00%
SEI VP Conservative Strategy Fund
2015  Lowest contract charge 1.10% Class III (u)     $ 9.70           --                 --             --       (2.81)%
      Highest contract charge 1.25% Class III        $ 9.99           --                 --             --       (1.77)%
      All contract charges                               --          881             $8,809           1.84%
2014  Lowest contract charge 1.20% Class III         $10.18           --                 --             --        1.80%
      Highest contract charge 1.25% Class III        $10.17           --                 --             --        1.70%
      All contract charges                               --          501             $5,089           2.65%
2013  Lowest contract charge 1.25% Class III (g)     $10.00           --                 --             --        0.00%
      Highest contract charge 1.25% Class III (g)    $10.00           --                 --             --        0.00%
      All contract charges                               --           32             $  324           0.00%
SEI VP Market Growth Strategy Fund
2015  Lowest contract charge 1.10% Class III (u)     $ 9.14           --                 --             --       (8.05)%
      Highest contract charge 1.25% Class III        $ 9.82           --                 --             --       (4.84)%
      All contract charges                               --          683             $6,695           1.27%
2014  Lowest contract charge 1.20% Class III         $10.33           --                 --             --        2.58%
      Highest contract charge 1.25% Class III        $10.32           --                 --             --        2.48%
      All contract charges                               --          475             $4,911           3.68%
2013  Lowest contract charge 1.20% Class III (g)     $10.07           --                 --             --        0.80%
      Highest contract charge 1.25% Class III (g)    $10.07           --                 --             --        0.80%
      All contract charges                               --           45             $  450           0.00%
SEI VP Market Plus Strategy Fund
2015  Lowest contract charge 1.10% Class III (u)     $ 9.04           --                 --             --       (9.05)%
      Highest contract charge 1.25% Class III        $ 9.95           --                 --             --       (4.97)%
      All contract charges                               --          151             $1,497           0.97%
2014  Lowest contract charge 1.20% Class III         $10.48           --                 --             --        3.05%
      Highest contract charge 1.25% Class III        $10.47           --                 --             --        2.95%
      All contract charges                               --           94             $  992           3.52%
2013  Lowest contract charge 1.20% Class III (g)     $10.17           --                 --             --        1.60%
      Highest contract charge 1.25% Class III (g)    $10.17           --                 --             --        1.60%
      All contract charges                               --           30             $  309           0.00%
SEI VP Moderate Strategy Fund
2015  Lowest contract charge 1.10% Class III (u)     $ 9.52           --                 --             --       (4.42)%
      Highest contract charge 1.25% Class III        $10.11           --                 --             --       (2.51)%
      All contract charges                               --          827             $8,277           2.42%
2014  Lowest contract charge 1.20% Class III         $10.38           --                 --             --        3.80%
      Highest contract charge 1.25% Class III        $10.37           --                 --             --        3.70%
      All contract charges                               --          407             $4,222           5.07%
2013  Lowest contract charge 1.20% Class III (g)     $10.00           --                 --             --        0.00%
      Highest contract charge 1.25% Class III (g)    $10.00           --                 --             --        0.00%
      All contract charges                               --           34             $  338           0.00%
T. Rowe Price Equity Income Portfolio-II
2015  Lowest contract charge 1.10% Class II (u)      $ 9.12           --                 --             --       (8.62)%
      Highest contract charge 1.25% Class II         $ 9.98           --                 --             --       (8.27)%
      All contract charges                               --          243             $2,411           1.72%
2014  Lowest contract charge 1.20% Class II          $10.89           --                 --             --        5.83%
      Highest contract charge 1.25% Class II         $10.88           --                 --             --        5.73%
      All contract charges                               --          164             $1,783           1.73%
2013  Lowest contract charge 1.20% Class II (g)      $10.29           --                 --             --        2.39%
      Highest contract charge 1.25% Class II (g)     $10.29           --                 --             --        2.39%
      All contract charges                               --           12             $  119           0.63%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                              Years Ended December 31,
                                                       --------------------------------------------------------------------
                                                                  Units Outstanding Accumulation Unit  Investment    Total
                                                       Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                       ---------- ----------------- ----------------- ------------- --------
T. Rowe Price Health Sciences Portfolio-II
     2015  Lowest contract charge 0.30% Class II         $15.45            --                 --            --        12.12%
           Highest contract charge 1.70% Class II        $35.18            --                 --            --        10.56%
           All contract charges                              --         4,313           $127,535          0.00%
     2014  Lowest contract charge 0.30% Class II         $13.78            --                 --            --        30.86%
           Highest contract charge 1.70% Class II        $31.82            --                 --            --        28.98%
           All contract charges                              --         2,628           $ 75,999          0.00%
2013 (ae)  Lowest contract charge 0.65% Class II         $22.45            --                 --            --        49.57%
           Highest contract charge 1.70% Class II        $24.67            --                 --            --        47.99%
           All contract charges                              --         1,580           $ 39,244          0.00%
2012 (ac)  Lowest contract charge 1.30% Class II (d)     $16.89            --                 --            --         8.69%
           Highest contract charge 1.70% Class II (d)    $16.67            --                 --            --         8.32%
           All contract charges                              --           244           $  4,095          0.00%
2012 (ad)  Lowest contract charge 0.65% Class II         $15.01            --                 --            --        30.18%
           Highest contract charge 1.70% Class II        $16.67            --                 --            --        28.73%
           All contract charges                              --           635           $ 10,683          0.00%
2011 (ad)  Lowest contract charge 1.30% Class II         $13.06            --                 --            --         8.92%
           Highest contract charge 1.70% Class II        $12.95            --                 --            --         8.55%
           All contract charges                              --           420           $  5,467            --
Templeton Developing Markets VIP Fund
     2015  Lowest contract charge 1.30% Class 2          $ 7.78            --                 --            --       (20.61)%
           Highest contract charge 1.70% Class 2         $ 7.59            --                 --            --       (20.94)%
           All contract charges                              --           975           $  7,529          2.07%
     2014  Lowest contract charge 1.30% Class 2          $ 9.80            --                 --            --        (9.59)%
           Highest contract charge 1.70% Class 2         $ 9.60            --                 --            --        (9.94)%
           All contract charges                              --           840           $  8,173          1.50%
2013 (ae)  Lowest contract charge 1.30% Class 2          $10.84            --                 --            --        (2.25)%
           Highest contract charge 1.70% Class 2         $10.66            --                 --            --        (2.65)%
           All contract charges                              --           787           $  8,472          1.90%
2012 (ac)  Lowest contract charge 1.30% Class 2 (d)      $11.09            --                 --            --         1.84%
           Highest contract charge 1.70% Class 2 (d)     $10.95            --                 --            --         1.58%
           All contract charges                              --            61           $    676          0.22%
2012 (ad)  Lowest contract charge 1.30% Class 2          $11.09            --                 --            --        11.68%
           Highest contract charge 1.70% Class 2         $10.95            --                 --            --        11.28%
           All contract charges                              --           462           $  5,098          1.40%
2011 (ad)  Lowest contract charge 1.30% Class 2          $ 9.93            --                 --            --       (16.90)%
           Highest contract charge 1.70% Class 2         $ 9.84            --                 --            --       (17.31)%
           All contract charges                              --           478           $  4,730          0.96%
Templeton Foreign VIP Fund
     2015  Lowest contract charge 1.30% Class 2          $10.91            --                 --            --        (7.70)%
           Highest contract charge 1.70% Class 2         $10.64            --                 --            --        (8.04)%
           All contract charges                              --           881           $  9,525          3.50%
     2014  Lowest contract charge 1.30% Class 2          $11.82            --                 --            --       (12.25)%
           Highest contract charge 1.70% Class 2         $11.57            --                 --            --       (12.68)%
           All contract charges                              --           822           $  9,632          1.84%
2013 (ae)  Lowest contract charge 1.30% Class 2          $13.47            --                 --            --        21.35%
           Highest contract charge 1.70% Class 2         $13.25            --                 --            --        20.89%
           All contract charges                              --           667           $  8,932          2.32%
2012 (ac)  Lowest contract charge 1.30% Class 2 (d)      $11.10            --                 --            --         8.82%
           Highest contract charge 1.70% Class 2 (d)     $10.96            --                 --            --         8.62%
           All contract charges                              --            46           $    519          0.73%
2012 (ad)  Lowest contract charge 0.65% Class 2          $10.31            --                 --            --        17.43%
           Highest contract charge 1.70% Class 2         $10.96            --                 --            --        16.22%
           All contract charges                              --           459           $  5,072          3.12%
2011 (ad)  Lowest contract charge 0.65% Class 2 (a)      $ 8.78            --                 --            --       (14.26)%
           Highest contract charge 1.70% Class 2         $ 9.43            --                 --            --       (12.20)%
           All contract charges                              --           517           $  4,901          1.78%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2015

8. Financial Highlights (Continued)

                                                                                    Years Ended December 31,
                                                             ------------------------------------------------------------
                                                                        Units Outstanding Accumulation Unit  Investment
                                                             Unit Value      (000's)       Values (000's)   Income Ratio*
                                                             ---------- ----------------- ----------------- -------------
Templeton Global Bond VIP Fund
     2015  Lowest contract charge 0.30% Class 2 (g)            $ 9.72            --                 --            --
           Highest contract charge 1.70% Class 2               $11.72            --                 --            --
           All contract charges                                    --        12,105           $140,275          7.88%
     2014  Lowest contract charge 0.65% Class 2                $11.40            --                 --            --
           Highest contract charge 1.70% Class 2               $12.46            --                 --            --
           All contract charges                                    --        10,783           $133,761          4.98%
2013 (ae)  Lowest contract charge 0.65% Class 2                $11.26            --                 --            --
           Highest contract charge 1.70% Class 2               $12.45            --                 --            --
           All contract charges                                    --         8,103           $101,747          4.76%
2012 (ac)  Lowest contract charge 1.30% Class 2 (d)            $12.62            --                 --            --
           Highest contract charge 1.70% Class 2 (d)           $12.46            --                 --            --
           All contract charges                                    --         1,127           $ 14,152          1.72%
2012 (ad)  Lowest contract charge 0.65% Class 2                $11.16            --                 --            --
           Highest contract charge 1.70% Class 2               $12.46            --                 --            --
           All contract charges                                    --         4,781           $ 60,036          6.61%
2011 (ad)  Lowest contract charge 0.65% Class 2 (a)            $ 9.76            --                 --            --
           Highest contract charge 1.70% Class 2               $11.01            --                 --            --
           All contract charges                                    --         3,946           $ 43,690          5.18%
Templeton Growth VIP Fund
     2015  Lowest contract charge 1.30% Class 2                $12.92            --                 --            --
           Highest contract charge 1.70% Class 2               $12.61            --                 --            --
           All contract charges                                    --           149           $  1,915          2.60%
     2014  Lowest contract charge 1.30% Class 2                $13.99            --                 --            --
           Highest contract charge 1.70% Class 2               $13.71            --                 --            --
           All contract charges                                    --           154           $  2,144          1.33%
2013 (ae)  Lowest contract charge 1.30% Class 2                $14.59            --                 --            --
           Highest contract charge 1.70% Class 2               $14.36            --                 --            --
           All contract charges                                    --           159           $  2,317          2.47%
2012 (ac)  Lowest contract charge 1.30% Class 2 (d)            $11.30            --                 --            --
           Highest contract charge 1.70% Class 2 (d)           $11.18            --                 --            --
           All contract charges                                    --            17           $    194          0.29%
2012 (ad)  Lowest contract charge 1.30% Class 2                $11.30            --                 --            --
           Highest contract charge 1.70% Class 2               $11.16            --                 --            --
           All contract charges                                    --           104           $  1,182          2.11%
2011 (ad)  Lowest contract charge 1.30% Class 2                $ 9.46            --                 --            --
           Highest contract charge 1.70% Class 2               $ 9.38            --                 --            --
           All contract charges                                    --            97           $    918          1.40%
Van Eck VIP Global Hard Assets Fund
     2015  Lowest contract charge 0.30% Class S Shares (g)     $ 5.20            --                 --            --
           Highest contract charge 1.70% Class S Shares        $ 6.06            --                 --            --
           All contract charges                                    --         3,188           $ 19,463          0.03%
     2014  Lowest contract charge 0.65% Class S Shares         $ 8.24            --                 --            --
           Highest contract charge 1.70% Class S Shares        $ 9.29            --                 --            --
           All contract charges                                    --         3,170           $ 29,728          0.00%
2013 (ae)  Lowest contract charge 0.65% Class S Shares         $10.29            --                 --            --
           Highest contract charge 1.70% Class S Shares        $11.72            --                 --            --
           All contract charges                                    --         2,760           $ 32,721          0.48%
2012 (ac)  Lowest contract charge 1.30% Class S Shares (d)     $10.95            --                 --            --
           Highest contract charge 1.70% Class S Shares (d)    $10.81            --                 --            --
           All contract charges                                    --           581           $  6,332          0.94%
2012 (ad)  Lowest contract charge 0.65% Class S Shares         $ 9.39            --                 --            --
           Highest contract charge 1.70% Class S Shares        $10.81            --                 --            --
           All contract charges                                    --         1,801           $ 19,619          0.65%
2011 (ad)  Lowest contract charge 0.65% Class S Shares (a)     $ 9.16            --                 --            --
           Highest contract charge 1.70% Class S Shares        $10.66            --                 --            --
           All contract charges                                    --         1,523           $ 16,330          0.65%

--------
 Total
Return**
--------

Lowest contract charge 0.30% Class 2 (g)            (4.61)%
Highest contract charge 1.70% Class 2               (5.94)%
All contract charges
Lowest contract charge 0.65% Class 2                 1.24%
Highest contract charge 1.70% Class 2                0.08%
All contract charges
Lowest contract charge 0.65% Class 2                 0.90%
Highest contract charge 1.70% Class 2               (0.08)%
All contract charges
Lowest contract charge 1.30% Class 2 (d)             7.13%
Highest contract charge 1.70% Class 2 (d)            6.86%
All contract charges
Lowest contract charge 0.65% Class 2                14.34%
Highest contract charge 1.70% Class 2               13.17%
All contract charges
Lowest contract charge 0.65% Class 2 (a)            (1.21)%
Highest contract charge 1.70% Class 2               (2.57)%
All contract charges

Lowest contract charge 1.30% Class 2                (7.65)%
Highest contract charge 1.70% Class 2               (8.02)%
All contract charges
Lowest contract charge 1.30% Class 2                (4.11)%
Highest contract charge 1.70% Class 2               (4.53)%
All contract charges
Lowest contract charge 1.30% Class 2                29.12%
Highest contract charge 1.70% Class 2               28.67%
All contract charges
Lowest contract charge 1.30% Class 2 (d)            10.46%
Highest contract charge 1.70% Class 2 (d)           10.15%
All contract charges
Lowest contract charge 1.30% Class 2                19.45%
Highest contract charge 1.70% Class 2               18.98%
All contract charges
Lowest contract charge 1.30% Class 2                (8.16)%
Highest contract charge 1.70% Class 2               (8.58)%
All contract charges

Lowest contract charge 0.30% Class S Shares (g)    (33.84)%
Highest contract charge 1.70% Class S Shares       (34.77)%
All contract charges
Lowest contract charge 0.65% Class S Shares        (19.92)%
Highest contract charge 1.70% Class S Shares       (20.73)%
All contract charges
Lowest contract charge 0.65% Class S Shares          9.58%
Highest contract charge 1.70% Class S Shares         8.42%
All contract charges
Lowest contract charge 1.30% Class S Shares (d)     (2.75)%
Highest contract charge 1.70% Class S Shares (d)    (3.05)%
All contract charges
Lowest contract charge 0.65% Class S Shares          2.51%
Highest contract charge 1.70% Class S Shares         1.41%
All contract charges
Lowest contract charge 0.65% Class S Shares (a)    (18.58)%
Highest contract charge 1.70% Class S Shares       (18.13)%
All contract charges

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Concluded)

December 31, 2015

8. Financial Highlights (Concluded)

                                                                              Years Ended December 31,
                                                       --------------------------------------------------------------------
                                                                  Units Outstanding Accumulation Unit  Investment    Total
                                                       Unit Value      (000's)       Values (000's)   Income Ratio* Return**
                                                       ---------- ----------------- ----------------- ------------- --------
Van Eck VIP Unconstrained Emerging Markets Bond Fund
2015  Lowest contract charge 1.10% Initial Class (u)     $8.62           --                 --              --       (12.22)%
      Highest contract charge 1.25% Initial Class        $8.44           --                 --              --       (14.23)%
      All contract charges                                  --           69               $576            4.71%
2014  Lowest contract charge 1.20% Initial Class         $9.84           --                 --              --         1.03%
      Highest contract charge 1.25% Initial Class        $9.84           --                 --              --         1.03%
      All contract charges                                  --           33               $320            0.76%
2013  Lowest contract charge 1.20% Initial Class (g)     $9.74           --                 --              --        (0.61)%
      Highest contract charge 1.25% Initial Class (g)    $9.74           --                 --              --        (0.61)%
      All contract charges                                  --            2               $ 23            0.00%

   ----------
  (a)Units were made available on January 18, 2011.
  (b)Units were made available on February 22, 2011.
  (c)Units were made available on October 10, 2011.
  (d)Units were made available on April 30, 2012.
  (e)Units were made available on February 19, 2013.
  (f)Units were made available on May 20, 2013.
  (g)Units were made available on November 18, 2013.
  (h)Units were made available on November 18, 2013, but at December 31, 2013 the fund had no accumulation ratios to report.
  (i)Units were made available on June 13, 2014.
  (j)AXA Large Cap Value Managed Volatility replaced Multimanager Large Cap Value due to a fund merger on June 13, 2014.
  (k)EQ/Invesco Comstock replaced EQ/Davis New York Venture due to a fund merger on June 13, 2014.
  (l)EQ/Invesco Comstock replaced EQ/Lord Abbett Large Cap Core due to a fund merger on June 13, 2014.
  (m)AXA International Core Managed Volatility replaced Multimanager International Equity due to a fund merger on June 13, 2014.
  (n)AXA Large Cap Core Managed Volatility replaced Multimanager Large Cap Core Equity due to a fund merger on June 20, 2014.
  (o)AXA Large Cap Growth Managed Volatility replaced EQ/Equity Growth PLUS due to a fund merger on June 20, 2014.
  (p)Units were made available on September 22, 2014.
  (q)Units were made available on February 23, 2015.
  (r)Units were made available on March 27, 2015.
  (s)MFS(R) Massachusetts Investors Growth Stock Portfolio replaced MFS(R) Investors Growth Stock Series due to a fund merger on March 27, 2015.
  (t)EQ/International Equity Index replaced EQ/International ETF due to a fund merger on May 22, 2015.
  (u)Units were made available on May 26, 2015.
  (v)Units were made available on July 20, 2015.
  (w)EQ/Core Bond Index replaced Charter/SM/ Fixed Income due to a fund merger on September 25, 2015.
  (x)EQ/Common Stock replaced Charter/SM/ Equity due to a fund merger on September 25, 2015.
  (y)Charter/SM/ International Moderate replaced Charter/SM/ International Conservative due to a fund merger on September 25, 2015.
  (z)Charter/SM/ International Moderate replaced Charter/SM/ International Growth due to a fund merger on September 25, 2015.
 (aa)Charter/SM/ Alternative 100 Moderate replaced Charter/SM/ Alternative 100 Conservative Plus due to a fund merger on September 25, 2015.
 (ab)Charter/SM/ Alternative 100 Moderate replaced Charter/SM/ Alternative 100 Growth due to a fund merger on September 25, 2015.
 (ac)The information shown as of and for the year ended December 31, 2012 is for units outstanding of Separate Account 70 prior to the transfer of units from Accumulator 11 and Retirement Cornerstone Series from Separate Account No. 49 into Separate Account No. 70 on January 1, 2013.
 (ad)The information shown as of and for the year ended December 31, 2012 and earlier is for units outstanding of Separate Account No. 49 prior to the transfer of Accumulator 11 and Retirement Cornerstone Series to Separate Account No. 70 on January 1, 2013.
 (ae)The total return ratios for the lowest and highest contract charges represent the ratio of the corresponding unit value for the lowest or highest expense charge in Separate Account No. 70 at December 31,2013 compared to the corresponding unit value for that expense charge on December 31, 2012 whether the charges and unit values were reported in Separate Account No. 49 or Separate Account No. 70 on December 31, 2012.
  * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Options invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
  ** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option, without consideration if there were units outstanding as of such date. The total return is calculated for each period indicated from the effective date through the end of the reporting period. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9. Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2015 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm......................................... F-1

Consolidated Financial Statements:
  Consolidated Balance Sheets, December 31, 2015 and 2014....................................... F-2
  Consolidated Statements of Earnings (Loss), Years Ended December 31, 2015, 2014 and 2013...... F-3
  Consolidated Statements of Comprehensive Income (Loss), Years Ended December 31, 2015, 2014
   and 2013..................................................................................... F-4
  Consolidated Statements of Equity, Years Ended December 31, 2015, 2014 and 2013............... F-5
  Consolidated Statements of Cash Flows, Years Ended December 31, 2015, 2014 and 2013........... F-6
  Notes to Consolidated Financial Statements
   Note 1 -- Organization....................................................................... F-8
   Note 2 -- Significant Accounting Policies.................................................... F-8
   Note 3 -- Investments........................................................................ F-21
   Note 4 -- Goodwill and Other Intangible Assets............................................... F-38
   Note 5 -- Closed Block....................................................................... F-39
   Note 6 -- Contractholder Bonus Interest Credits.............................................. F-40
   Note 7 -- Fair Value Disclosures............................................................. F-41
   Note 8 -- GMDB, GMIB, GIB, GWBL and Other Features and No Lapse Guarantee Features........... F-52
   Note 9 -- Reinsurance Agreements............................................................. F-56
   Note 10 -- Short-Term and Long-Term Debt..................................................... F-57
   Note 11 -- Related Party Transactions........................................................ F-58
   Note 12 -- Employee Benefit Plans............................................................ F-60
   Note 13 -- Share-Based and Other Compensation Programs....................................... F-64
   Note 14 -- Income Taxes...................................................................... F-70
   Note 15 -- Accumulated Other Comprehensive Income (Loss)..................................... F-72
   Note 16 -- Commitments and Contingent Liabilities............................................ F-73
   Note 17 -- Litigation........................................................................ F-74
   Note 18 -- Insurance Group Statutory Financial Information................................... F-76
   Note 19 -- Business Segment Information...................................................... F-77
   Note 20 -- Quarterly Results of Operations (Unaudited)....................................... F-77

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings (loss), of comprehensive income (loss), of equity and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries (the "Company") at December 31, 2015 and December 31, 2014, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2015 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 18, 2016

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2015 AND 2014

                                                      2015       2014
                                                   ---------- ----------
                                                       (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at fair
   value (amortized cost of $31,201 and 30,795)... $   31,893 $   33,034
  Mortgage loans on real estate (net of valuation
   allowances of $6 and $37)......................      7,171      6,463
  Policy loans....................................      3,393      3,408
  Other equity investments........................      1,477      1,757
  Trading securities, at fair value...............      6,805      5,143
  Other invested assets...........................      1,788      1,978
                                                   ---------- ----------
   Total investments..............................     52,527     51,783
Cash and cash equivalents.........................      3,028      2,716
Cash and securities segregated, at fair value.....        565        476
Broker-dealer related receivables.................      1,971      1,899
Securities purchased under agreements to resell...         79         --
Deferred policy acquisition costs.................      4,469      4,271
Goodwill and other intangible assets, net.........      3,733      3,762
Amounts due from reinsurers.......................      4,466      4,051
Loans to affiliates...............................      1,087      1,087
Guaranteed minimum income benefit reinsurance
  asset, at fair value............................     10,570     10,711
Other assets......................................      4,634      4,190
Separate Accounts' assets.........................    107,497    111,059
                                                   ---------- ----------

TOTAL ASSETS...................................... $  194,626 $  196,005
                                                   ========== ==========

LIABILITIES
Policyholders' account balances................... $   33,033 $   31,848
Future policy benefits and other policyholders
  liabilities.....................................     24,531     23,484
Broker-dealer related payables....................        404        551
Securities sold under agreements to repurchase....      1,890        950
Customers related payables........................      1,715      1,501
Amounts due to reinsurers.........................        131         74
Short-term debt...................................        584        689
Current and deferred income taxes.................      4,647      4,785
Other liabilities.................................      2,586      2,939
Separate Accounts' liabilities....................    107,497    111,059
                                                   ---------- ----------
   Total liabilities..............................    177,018    177,880
                                                   ---------- ----------
Redeemable Noncontrolling Interest................ $       13 $       17
                                                   ---------- ----------

EQUITY
AXA Equitable's equity:
  Common stock, $1.25 par value, 2 million shares
   authorized, issued and outstanding............. $        2 $        2
  Capital in excess of par value..................      5,321      5,957
  Retained earnings...............................      8,958      8,809
  Accumulated other comprehensive income (loss)...        228        351
                                                   ---------- ----------
   Total AXA Equitable's equity...................     14,509     15,119
                                                   ---------- ----------
Noncontrolling interest...........................      3,086      2,989
                                                   ---------- ----------
   Total equity...................................     17,595     18,108
                                                   ---------- ----------

TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING
  INTEREST AND EQUITY............................. $  194,626 $  196,005
                                                   ========== ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                           2015      2014      2013
                                                         --------  --------  --------
                                                                 (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee
  income................................................ $  3,574  $  3,475  $  3,546
Premiums................................................      488       514       496
Net investment income (loss):
  Investment income (loss) from derivative instruments..      (81)    1,605    (2,866)
  Other investment income (loss)........................    2,057     2,210     2,237
                                                         --------  --------  --------
   Total net investment income (loss)...................    1,976     3,815      (629)
                                                         --------  --------  --------
Investment gains (losses), net:
  Total other-than-temporary impairment losses..........      (41)      (72)      (81)
  Portion of loss recognized in other comprehensive
   income (loss)........................................       --        --        15
                                                         --------  --------  --------
   Net impairment losses recognized.....................      (41)      (72)      (66)
  Other investment gains (losses), net..................       21        14       (33)
                                                         --------  --------  --------
     Total investment gains (losses), net...............      (20)      (58)      (99)
                                                         --------  --------  --------
Commissions, fees and other income......................    3,942     3,930     3,823
Increase (decrease) in the fair value of the
  reinsurance contract asset............................     (141)    3,964    (4,297)
                                                         --------  --------  --------
     Total revenues.....................................    9,819    15,640     2,840
                                                         --------  --------  --------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.................................    2,799     3,708     1,691
Interest credited to policyholders' account balances....      978     1,186     1,373
Compensation and benefits...............................    1,783     1,739     1,743
Commissions.............................................    1,111     1,147     1,160
Distribution related payments...........................      394       413       423
Amortization of deferred sales commissions..............       49        42        41
Interest expense........................................       20        53        88
Amortization of deferred policy acquisition costs.......      284       215       580
Capitalization of deferred policy acquisition costs.....     (615)     (628)     (655)
Rent expense............................................      165       163       169
Amortization of other intangible assets.................       28        27        24
Other operating costs and expenses......................    1,173     1,460     1,512
                                                         --------  --------  --------
     Total benefits and other deductions................    8,169     9,525     8,149
                                                         --------  --------  --------
Earnings (loss) from operations, before income taxes....    1,650     6,115  $ (5,309)
Income tax (expense) benefit............................     (186)   (1,695)    2,073
                                                         --------  --------  --------

Net earnings (loss).....................................    1,464     4,420    (3,236)
  Less: net (earnings) loss attributable to the
   noncontrolling interest..............................     (403)     (387)     (337)
                                                         --------  --------  --------

Net Earnings (Loss) Attributable to AXA Equitable....... $  1,061  $  4,033  $ (3,573)
                                                         ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                      2015       2014       2013
                                                   ---------  ---------  ---------
                                                            (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)............................... $   1,464  $   4,420  $  (3,236)
                                                   ---------  ---------  ---------

Other comprehensive income (loss) net of income
taxes:
   Foreign currency translation adjustment........       (25)       (21)       (12)
   Change in unrealized gains (losses), net of
     reclassification adjustment..................      (881)       969     (1,199)
   Changes in defined benefit plan related items
     not yet recognized in periodic benefit cost,
     net of reclassification adjustment...........        (4)       (23)       299
                                                   ---------  ---------  ---------
Total other comprehensive income (loss), net of
  income taxes....................................      (910)       925       (912)
                                                   ---------  ---------  ---------

Comprehensive income (loss).......................       554      5,345     (4,148)

  Less: Comprehensive (income) loss attributable
   to noncontrolling interest.....................      (388)      (358)      (345)
                                                   ---------  ---------  ---------

Comprehensive Income (Loss) Attributable to AXA
  Equitable....................................... $     166  $   4,987  $  (4,493)
                                                   =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                      2015       2014       2013
                                                   ---------  ---------  ---------
                                                            (IN MILLIONS)
EQUITY
AXA Equitable's Equity:
  Common stock, at par value, beginning and end
   of year........................................ $       2  $       2  $       2
                                                   ---------  ---------  ---------

  Capital in excess of par value, beginning of
   year...........................................     5,957      5,934      5,992
  Deferred tax on dividend of AB Units............       (35)       (26)        --
  Non cash capital contribution from AXA
   Financial (See Note 12)........................       137         --         --
  Transfer of unrecognized net actuarial loss of
   the AXA Equitable Qualified Pension Plan to
   AXA Financial (see Note 15)....................      (772)        --         --
  Changes in capital in excess of par value.......        34         49        (58)
                                                   ---------  ---------  ---------
  Capital in excess of par value, end of year.....     5,321      5,957      5,934
                                                   ---------  ---------  ---------

  Retained earnings, beginning of year............     8,809      5,205      9,125
  Net earnings (loss).............................     1,061      4,033     (3,573)
  Stockholder dividends...........................      (912)      (429)      (347)
                                                   ---------  ---------  ---------
  Retained earnings, end of year..................     8,958      8,809      5,205
                                                   ---------  ---------  ---------

  Accumulated other comprehensive income (loss),
   beginning of year..............................       351       (603)       317
  Transfer of unrecognized net actuarial loss of
   the AXA Equitable Qualified Pension Plan to
   AXA Financial (see Note 15)....................       772         --         --
  Other comprehensive income (loss)...............      (895)       954       (920)
                                                   ---------  ---------  ---------
  Accumulated other comprehensive income (loss),
   end of year....................................       228        351       (603)
                                                   ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR......    14,509     15,119     10,538
                                                   ---------  ---------  ---------

  Noncontrolling interest, beginning of year......     2,989      2,903      2,494
  Repurchase of AB Holding units..................      (154)       (62)       (76)
  Net earnings (loss) attributable to
   noncontrolling interest........................       403        387        337
  Dividends paid to noncontrolling interest.......      (414)      (401)      (306)
  Dividend of AB Units by AXA Equitable to AXA
   Financial......................................       145         48        113
  Other comprehensive income (loss) attributable
   to noncontrolling interest.....................       (15)       (29)         8
  Other changes in noncontrolling interest........       132        143        333
                                                   ---------  ---------  ---------

     Noncontrolling interest, end of year.........     3,086      2,989      2,903
                                                   ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR......................... $  17,595  $  18,108  $  13,441
                                                   =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                            2015       2014       2013
                                                         ---------  ---------  ---------
                                                                  (IN MILLIONS)
Net earnings (loss)..................................... $   1,464  $   4,420  $  (3,236)
  Adjustments to reconcile net earnings (loss) to net
  cash provided by operating activities:
   Interest credited to policyholders' account
     balances...........................................       978      1,186      1,373
   Universal life and investment-type product policy
     fee income.........................................    (3,574)    (3,475)    (3,546)
   Net change in broker-dealer and customer related
     receivables/payables...............................       (38)      (525)      (740)
   (Income) loss related to derivative instruments......        81     (1,605)     2,866
   Change in reinsurance recoverable with affiliate.....      (581)      (128)      (176)
   Investment (gains) losses, net.......................        20         58         99
   Change in segregated cash and securities, net........       (89)       505        571
   Change in deferred policy acquisition costs..........      (331)      (413)       (74)
   Change in future policy benefits.....................       961      1,647       (384)
   Change in current and deferred income taxes..........       258      1,448     (1,754)
   Real estate related write-off charges................        --         25         56
   Change in accounts payable and accrued expenses......        38       (259)        33
   Change in the fair value of the reinsurance
     contract asset.....................................       141     (3,964)     4,297
   Contribution to pension plans........................        --         (6)        --
   Amortization of deferred compensation................       172        171        159
   Amortization of deferred sales commission............        49         42         41
   Amortization of reinsurance cost.....................        39        302        302
   Other depreciation and amortization..................       (18)        44        122
   Amortization of other intangibles....................        28         27         24
   Other, net...........................................       116       (117)       128
                                                         ---------  ---------  ---------

  Net cash provided by (used in) operating activities...      (286)      (617)       161
                                                         ---------  ---------  ---------

  Cash flows from investing activities:
   Maturities and repayments of fixed maturities and
     mortgage loans on real estate......................     3,996      2,975      3,691
   Sales of investments.................................     1,284      1,099      3,444
   Purchases of investments.............................    (6,145)    (6,751)    (6,057)
   Purchases of trading account securities..............   (12,501)    (7,014)    (3,794)
   Sales maturities and repayment of trading account
     securities.........................................    10,810      6,077      1,893
   Cash settlements related to derivative instruments...       529        999     (2,500)
   Purchase of business, net of cash acquired...........        --        (61)        --
   Change in short-term investments.....................      (363)        (5)        --
   Decrease in loans to affiliates......................        --         --          5
   Increase in loans to affiliates......................        --         --        (56)
   Investment in capitalized software, leasehold
     improvements and EDP equipment.....................       (71)       (83)       (67)
   Other, net...........................................        35         (9)        12
                                                         ---------  ---------  ---------

  Net cash provided by (used in) investing activities... $  (2,426) $  (2,773) $  (3,429)
                                                         ---------  ---------  ---------

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013
                                  (CONTINUED)

                                                      2015       2014       2013
                                                    --------  ---------  ---------
                                                             (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
   Deposits........................................ $  4,821  $   5,034  $   5,469
   Withdrawals and transfers to Separate Accounts..     (880)    (1,075)    (1,188)
  Change in short-term financings..................       95        221        (55)
  Change in collateralized pledged liabilities.....     (270)       430       (663)
  Change in collateralized pledged assets..........       (2)       (12)       (18)
  Repayment of Loans from Affiliates...............       --       (825)      (500)
  Repayment of long term debt......................     (200)        --         --
  Shareholder dividends paid.......................     (767)      (382)      (234)
  Repurchase of AB Holding units...................     (214)       (90)      (113)
  Distribution to noncontrolling interest in
   consolidated subsidiaries.......................     (414)      (401)      (306)
  Increase (decrease) in Securities sold under
   agreement to repurchase.........................      939        950         --
  Change in securities sold under agreements to
   resale..........................................      (79)        --         --
  Other, net.......................................        5         (7)        --
                                                    --------  ---------  ---------

Net cash provided by (used in) financing
  activities.......................................    3,034      3,843      2,392
                                                    --------  ---------  ---------

Effect of exchange rate changes on cash and cash
  equivalents......................................      (10)       (20)        (3)
Change in cash and cash equivalents................      312        433       (879)
Cash and cash equivalents, beginning of year.......    2,716      2,283      3,162
                                                    --------  ---------  ---------

Cash and Cash Equivalents, End of Year............. $  3,028  $   2,716  $   2,283
                                                    ========  =========  =========

Supplemental cash flow information:
  Interest Paid.................................... $     19  $      72  $      91
                                                    ========  =========  =========
  Income Taxes (Refunded) Paid..................... $    (80) $     272  $    (214)
                                                    ========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is a direct, wholly-owned subsidiary of AXA Equitable Financial Services, LLC ("AEFS"). AEFS is a direct, wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is an indirect wholly-owned subsidiary of AXA S.A. ("AXA"), a French holding company for the AXA Group, a worldwide leader in financial protection.

   The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently.

   Insurance

   The Insurance segment offers a variety of term, variable and universal life insurance products, variable and fixed-interest annuity products and investment products including mutual funds principally to individuals and small and medium size businesses and professional and trade associations. This segment also includes Separate Accounts for individual insurance and annuity products.

   The Company's insurance business is conducted principally by AXA Equitable and its indirect, wholly-owned insurance subsidiaries and AXA Equitable Funds Management Group ("AXA Equitable FMG").

   Investment Management

   The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AB"). AB provides research, diversified investment management and related services globally to a broad range of clients. This segment also includes institutional Separate Accounts principally managed by AB that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

   AB is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AB is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AB are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

   At December 31, 2015 and 2014, the Company's economic interest in AB was 28.6% and 32.2%, respectively. At December 31, 2015 and 2014, respectively, AXA and its subsidiaries' economic interest in AB (including AXA Financial Group) was approximately 62.8% and 62.7%. AXA Equitable is the parent of AllianceBernstein Corporation, the general partner ("General Partner") of the limited partnership, as a result it consolidates AB in the Company's consolidated financial statements.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiaries engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AB; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2015", "2014" and "2013" refer to the years ended December 31, 2015, 2014 and 2013, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Accounting and Consolidation of VIE's

   For all new investment products and entities developed by the Company (other than Collateralized Debt Obligations ("CDOs")), the Company first determines whether the entity is a VIE, which involves determining an entity's variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, the Company then identifies the primary beneficiary of the VIE. If the Company is deemed to be the primary beneficiary of the VIE, then the Company consolidates the entity.

   The Company provides seed capital to its investment teams to develop new products and services for their clients. The Company's original seed investment typically represents all or a majority of the equity investment in the new product is temporary in nature. The Company evaluates its seed investments on a quarterly basis and consolidates such investments as required pursuant to U.S. GAAP.

   Management of the Company reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that the Company is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   AB earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

   At December 31, 2015, AB had significant variable interests in certain other structured products and hedge funds with approximately $28 million in client AUM. However, these VIEs do not require consolidation because management has determined that AB is not the primary beneficiary of the expected losses or expected residual returns of these entities. AB's maximum exposure to loss in these entities is limited to its investments of $200,000 in and prospective investment management fees earned from these entities.

   Adoption of New Accounting Pronouncements

   In June 2014, the Financial Accounting Standards Board ("FASB") issued new guidance for repurchase-to-maturity transactions, repurchase financings and added disclosure requirements, which aligns the accounting for repurchase-to-maturity transactions and repurchase financing arrangements with the accounting for other typical repurchase agreements. The new guidance also requires additional disclosures about repurchase agreements and similar transactions. The accounting changes and disclosure requirements were effective for interim or annual periods beginning after December 15, 2014. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   The FASB issued new guidance that allows investors to elect to use the proportional amortization method to account for investments in qualified affordable housing projects if certain conditions are met. Under this method, which replaces the effective yield method, an investor amortizes the cost of its investment, in proportion to the tax credits and other tax benefits it receives, to income tax expense. The guidance also introduces disclosure requirements for all investments in qualified affordable housing projects, regardless of the accounting method used for those investments. The guidance was effective for annual periods beginning after December 15, 2014. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   Future Adoption of New Accounting Pronouncements

   In February 2016, the FASB issued revised guidance to lease accounting. The revised guidance will require lessees to recognize a right-of-use asset and a lease liability for virtually all of their leases. Lessor accounting will continue to be similar to the current model, but updated to align with certain changes to the lessee model. Extensive quantitative and qualitative disclosures, including significant judgments made by management, will be required to provide greater insight into the extent of revenue and expense recognized and expected to be recognized from existing contracts. The revised guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018, with early adoption permitted. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In January 2016, the FASB issued new guidance related to recognition and measurement of financial assets and financial liabilities. The new guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. New guidance is effective prospectively for fiscal years (and interim periods within those years) beginning after December 15, 2017. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In May 2015, the FASB issued new guidance related to disclosures for investments in certain entities that calculate net asset value ("NAV") per share (or its equivalent). Under the new guidance, investments measured at NAV, as a practical expedient for fair value, are excluded from the fair value hierarchy. Removing investments measured using the practical expedient from the fair value hierarchy is intended to eliminate the diversity in practice that currently exists with respect to the categorization of these investments. The only criterion for categorizing investments in the fair value hierarchy will be the observability of the inputs. The amendment is effective retrospectively for fiscal years (and interim periods within those years) beginning after December 15, 2015. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In April 2015, the FASB issued new guidance, simplifying the presentation of debt issuance costs, which requires debt issuance costs to be presented in the balance sheet as a direct deduction from the carrying value of the associated debt liability, consistent with the presentation of a debt discount. The new guidance is effective retrospectively for interim or annual periods beginning after December 15, 2015. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In February 2015, the FASB issued a new consolidation standard that makes targeted amendments to the VIE assessment, including guidance specific to limited partnerships and similar entities, and ends the deferral granted to investment companies for applying the VIE guidance. The new standard is effective for annual periods, beginning after December 15, 2015, but may be early-adopted in any interim period. Management currently is evaluating the impacts this guidance may have on the Company's consolidated financial statements.

   In August 2014, the FASB issued new guidance which requires management to evaluate whether there is "substantial doubt" about the reporting entity's ability to continue as a going concern and provide related footnote disclosures about those uncertainties, if they exist. The new guidance is effective for annual periods, ending after December 15, 2016 and interim periods thereafter. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In June 2014, the FASB issued new guidance for accounting for share-based payments when the terms of an award provide that a performance target could be achieved after the requisite service period. The new guidance is effective for interim and annual periods beginning after December 15, 2015. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In May 2014, the FASB issued new revenue recognition guidance that is intended to improve and converge the financial reporting requirements for revenue from contracts with customers with International Financial Reporting Standards ("IFRS"). The new guidance applies to contracts that deliver goods or services to a customer, except when those contracts are for: insurance, leases, rights and obligations that are in the scope of certain financial instruments (i.e., derivative contracts) and guarantees other than product or service warranties. The new guidance is effective for interim and annual periods, beginning after December 15, 2017, with early adoption permitted for interim and annual periods beginning after December 15, 2016. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   Closed Block

   As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York State Department of Financial Services, (the "NYDFS"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

   If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in OCI. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Policy loans are stated at unpaid principal balances.

   Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a month or one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in other investment income (loss) in the statements of Net earnings (loss).

   Corporate owned life insurance ("COLI") has been purchased by AXA Equitable and certain subsidiaries on the lives of certain key employees and AXA Equitable and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2015 and 2014, the carrying value of COLI was $864 million and $803 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options and may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities." The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related Credit Support Annex ("CSA") have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company's freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in "Investment income (loss) from derivative instruments" without considering changes in the fair value of the economically associated assets or liabilities.

   The Company is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of earnings (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Mortgage Loans on Real Estate ("mortgage loans"):

   Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

      . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during the lenders annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans also are individually evaluated quarterly by the Company's Investments Under Surveillance ("IUS") Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on the Company's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2015 and 2014, the carrying values of commercial mortgage loans that had been classified as nonaccrual mortgage loans were $72 million and $89 million, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring ("TDR"), the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the mortgage loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by the Company are accounted for as a separate component of Accumulated Other Comprehensive Income ("AOCI"), net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, insurance liability loss recognition and DAC related to universal life ("UL") policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades.

   Recognition of Insurance Income and Related Expenses

   Deposits related to UL and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   AXA Equitable FMG performs investment advisory and administrative services to investment companies, currently AXA Premier VIP Trust ("VIP Trust"), EQ Advisors Trust ("EQAT"), 1290 Funds, AXA Allocation Funds Trusts and AXA Offshore Multimanager Funds Trust ("Other AXA Trusts"). AXA Equitable FMG has entered into sub-advisory agreements with affiliated and unaffiliated registered investment advisers to provide sub-advisory services to AXA Equitable FMG with respect to certain portfolios of EQAT and the Other AXA Trusts. AXA Equitable FMG's administrative services include, among others, fund accounting and compliance services. AXA Equitable FMG has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. to provide certain sub-administration services to AXA Equitable FMG as instructed by AXA Equitable FMG. AXA Equitable FMG earns fees related to these services; the fees are calculated as a percentage of assets under management and are recorded in Commissions, fees and other income in the Consolidated statements of earnings (loss) as the related services are performed. Sub-advisory and sub-administrative expenses associated with the services are calculated and recorded as the related services are performed in Other operating costs and expenses in the Consolidated statements of earnings (loss).

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

   DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. In second quarter 2015, based upon management's current expectations of interest rates and future fund growth, the Company updated its Reversion to the Mean ("RTM") assumption from 9.0% to 7.0%. The average gross long-term return measurement start date was also updated to December 31, 2014. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2015, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.65% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.65% net of product weighted average Separate Account fees) and 0.0% (-2.35% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2015, the average rate of assumed investment yields, excluding policy loans, was 5.1% grading to 4.5% over 10 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of the Company's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

   Contractholder Bonus Interest Credits

   Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

   The Company has issued and continues to offer certain variable annuity products with GMDB and Guaranteed income benefit ("GIB") features. The Company previously issued certain variable annuity products with Guaranteed withdrawal benefit for life ("GWBL") and other features. The Company also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 5.0% to 6.3% (weighted average of 5.1%) for approximately 99.0% of life insurance liabilities and from 1.6% to 6.5% (weighted average of 5.1%) for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York ("FHLBNY"), AXA Equitable has access to collateralized borrowings. AXA Equitable may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require AXA Equitable to pledge qualified mortgage-backed assets and/or government securities as collateral. As entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLB stock, AXA Equitable has purchased FHLBNY stock of $31 million, as of December 31, 2015. At December 31, 2015, AXA Equitable had $500 million of outstanding funding agreements with the FHLBNY. These funding agreements were used for asset liability management purposes. For other instruments used for asset liability management purposes, see "Derivative and offsetting assets and liabilities" included in
   Note 3.

   Accounting for Variable Annuities with GMDB and GMIB Features

   Future claims exposure on products with guaranteed minimum death benefit ("GMDB") and guaranteed minimum income benefit ("GMIB") features are sensitive to movements in the equity markets and interest rates. The Company has in place various hedging programs utilizing derivatives that are designed to mitigate the impact of movements in equity markets and interest rates. These various hedging programs do not qualify for hedge accounting treatment. As a result, changes in the value of the derivatives will be recognized in the period in which they occur while offsetting changes in reserves and deferred policy acquisition costs ("DAC") will be recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   GMIB reinsurance contracts are used to cede to affiliated and non-affiliated reinsurers a portion of the exposure on variable annuity products that offer the GMIB feature. The GMIB reinsurance contracts are accounted for as derivatives and are reported at fair value. Gross reserves for GMIB are calculated on the basis of assumptions related to projected benefits and related contract charges over the lives of the contracts and therefore will not immediately reflect the offsetting impact on future claims exposure resulting from the same capital market and/or interest rate fluctuations that cause gains or losses on the fair value of the GMIB reinsurance contracts. The changes in the fair value of the

   GMIB reinsurance contracts are recorded in the period in which they occur while offsetting changes in gross reserves and DAC for GMIB are recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

   At December 31, 2015, participating policies, including those in the Closed Block, represent approximately 5.2% ($18,599 million) of directly written life insurance in-force, net of amounts ceded.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of AXA Equitable. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of contractholders, and for which the Company does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of seven Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as AFS in the accompanying consolidated financial statements. These Separate Accounts are combined on a line-by-line basis with the Company's General Account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the General Account.

   The investment results of Separate Accounts, including unrealized gains (losses), on which the Company does not bear the investment risk are reflected directly in Separate Accounts liabilities. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such Separate Accounts are offset within the same line in the consolidated statements of earnings (loss). For 2015, 2014 and 2013, investment results of such Separate Accounts were gains (losses) of $1,148 million, $5,959 million and $19,022 million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Management Revenues and Related Expenses

   Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited ("SCBL") for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AB sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AB's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2015 was not impaired.

   AB's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

   Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2015. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AB's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AB's management's best estimate of future cash flows discounted to a present value amount.

   Goodwill and Other Intangible Assets

   Goodwill represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies, and relates principally to the acquisition of SCB Inc., an investment research and management company formerly known as Sanford C. Bernstein Inc. ("Bernstein Acquisition") and the purchase of units of the limited partnership interest in AB ("AB Units"). In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred.

   Intangible assets related to the Bernstein Acquisition and purchases of AB Units include values assigned to contracts of businesses acquired based on their estimated fair value at the time of acquisition, less accumulated amortization. These intangible assets are generally amortized on a straight-line basis over their estimated useful life of approximately 20 years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, additional impairment tests are performed to measure the amount of the impairment loss, if any.

   Other Accounting Policies

   Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. If an impairment is determined to have occurred, software capitalization is accelerated for the remaining balance deemed to be impaired.

   AXA Financial and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. The Company provides for Federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

   Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

   Out of Period Adjustments

   In 2015, the Company recorded several out-of-period adjustments ("OOPA") in its financial statements These OOPAs resulted in understating the 2015 total revenues by $112 million, and understated total benefits and other deductions by $51 million. These OOPAs primarily related to errors in the models used to calculate the initial fee liability amortization, affiliated ceded reserves and deferred cost of reinsurance for certain of its variable and interest sensitive life ("VISL") products. In addition, the Company recorded an OOPA in 2015 related an error in the model used to calculate the deferred cost of reinsurance with an un-affiliated reinsurer related to the reinsurance of the Company's Disability Insurance ("DI") business. As a result of these OOPAs, the 2015 earnings (loss) from operations, before income tax was understated by $61 million, and the net earnings were understated by $40 million.

   In 2014, the Company recorded several OOPAs in its financial statements. The Company refined the models used to calculate the fair value of the GMIB reinsurance asset and the GMIB and GMDB liabilities. In addition, the Company recorded an OOPA related to an understatement of the dividend of AB Units by AXA Equitable to AXA Financial during the year ended December 31, 2013 and the related deferred tax liability for the excess of the fair value of the AB Unit dividend over the recorded value. The net impact of the corrections to AXA Equitable's shareholders' equity and Net earnings was a decrease of $1 million and an increase of $73 million, respectively.

   Management has evaluated the impact of all OOPAs both individually and in the aggregate and concluded they are not material to any previously reported quarterly or annual financial statements, or to the periods in which they were corrected.

   Assumption Updates and Refinements

   In 2015, expectations of long-term lapse and partial withdrawal rates for variable annuities with GMDB and GMIB guarantees were updated based on emerging experience. This update increases expected future claim costs and the fair value of the GMIB reinsurance contract asset. Also in 2015, expectations of GMIB election rates were lowered for certain ages based on emerging experience. This decreases the expected future GMIB claim cost and the fair value of the GMIB reinsurance contract asset, while increasing the expected future GMDB claim cost. The impact of these assumption updates in 2015 were a net decrease in the fair value of the GMIB reinsurance contract asset of $746 million, a decrease in the GMDB/GMIB reserves of $637 million and a decrease in the amortization of DAC of $17 million. In 2015, the after tax impacts of these assumption updates decreased Net earnings by approximately $60 million.

   Effective March 2016, the Company will raise cost of insurance ("COI") rates for certain UL policies issued between 2004 and 2007 which have both issue ages 70 and above and a current face value amount of $1 million and above. The Company is raising the COI rates for these policies as management expects future mortality and investment experience to be less favorable than what was anticipated when the current schedule of COI rates was established. This COI rate increase is larger than the increase that previously had been anticipated in management's reserve assumptions. As a result management updated the assumption to reflect the actual COI rate increase, resulting in a $46 million increase to net earnings for the year ended December 31, 2015.

   Additionally in 2015, based upon management's current expectations of interest rates and future fund growth, the Company updated its RTM assumption used to calculate GMDB/GMIB and VISL reserves and amortization of DAC from 9.0% to 7.0%. The impact of this assumption update in 2015 was an increase in GMIB/GMDB reserves of $723 million, an increase in VISL reserves of $29 million and decrease in amortization of DAC of $67 million. In 2015, the after tax impact of this assumption update decreased Net earnings by approximately $445 million.

   In 2014, the Company updated its assumptions of future GMIB costs as a result of lower expected short term lapses for those policyholders who did not accept the GMIB buyout offer that expired in third quarter 2014. The impacts of this refinement in 2014 resulted in an increase in the fair value of the GMIB reinsurance asset of $62 million and an increase in the GMIB reserves of $16 million. In 2014, the after DAC and after tax impact of this assumption update increased Net earnings by approximately $30 million.

   In addition, in 2014, the Company refined the fair value calculation of the GMIB reinsurance contract asset and GWBL, GIB and guaranteed minimum accumulation benefit ("GMAB") liabilities, utilizing scenarios that explicitly reflect risk free bond and equity components separately (previously aggregated and including counterparty risk premium embedded in swap rates) and stochastic interest rates for projecting and discounting cash flows (previously a single yield curve). The net impacts of these refinements in 2014 were a $510 million increase to the GMIB reinsurance contract asset and a $37 million increase in the GWBL, GIB and GMAB liability which are reported in the Company's consolidated statements of Earnings (Loss) as Increase (decrease) in the fair value of the reinsurance contract asset and Policyholders' benefits, respectively. In 2014, the after DAC and after tax impact of this refinements increased Net earnings by approximately $307 million.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                          GROSS      GROSS
                                              AMORTIZED UNREALIZED UNREALIZED                OTTI
                                                COST      GAINS      LOSSES   FAIR VALUE  IN AOCI/(3)/
                                              --------- ---------- ---------- ----------- -----------
                                                                   (IN MILLIONS)
DECEMBER 31, 2015
-----------------
Fixed Maturity Securities:
  Public corporate........................... $  12,890  $     688 $      202 $    13,376 $        --
  Private corporate..........................     6,818        232        124       6,926          --
  U.S. Treasury, government and agency.......     8,800        280        305       8,775          --
  States and political subdivisions..........       437         68          1         504          --
  Foreign governments........................       397         36         18         415          --
  Commercial mortgage-backed.................       591         29         87         533           9
  Residential mortgage-backed/(1)/...........       608         32         --         640          --
  Asset-backed/(2)/..........................        68         10          1          77           3
  Redeemable preferred stock.................       592         57          2         647          --
                                              ---------  --------- ---------- ----------- -----------
   Total Fixed Maturities....................    31,201      1,432        740      31,893          12

Equity securities............................        34         --          2          32          --
                                              ---------  --------- ---------- ----------- -----------

Total at December 31, 2015................... $  31,235  $   1,432 $      742 $    31,925 $        12
                                              =========  ========= ========== =========== ===========

December 31, 2014:
------------------
Fixed Maturity Securities:
  Public corporate........................... $  13,808  $   1,140 $       51 $    14,897 $        --
  Private corporate..........................     6,934        409         20       7,323          --
  U.S. Treasury, government and agency.......     6,685        672         26       7,331          --
  States and political subdivisions..........       441         78         --         519          --
  Foreign governments........................       405         48          7         446          --
  Commercial mortgage-backed.................       855         22        142         735          10
  Residential mortgage-backed/(1)/...........       752         43         --         795          --
  Asset-backed/(2)/..........................        86         14          1          99           3
  Redeemable preferred stock.................       829         70         10         889          --
                                              ---------  --------- ---------- ----------- -----------
   Total Fixed Maturities....................    30,795      2,496        257      33,034          13

Equity securities............................        36          2         --          38          --
                                              ---------  --------- ---------- ----------- -----------

Total at December 31, 2014................... $  30,831  $   2,498 $      257 $    33,072 $        13
                                              =========  ========= ========== =========== ===========

  /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2015 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2015

                                              AMORTIZED
                                                COST     FAIR VALUE
                                              ---------- ----------
                                                  (IN MILLIONS)
Due in one year or less...................... $    1,469 $    1,486
Due in years two through five................      7,012      7,395
Due in years six through ten.................     10,429     10,406
Due after ten years..........................     10,432     10,709
                                              ---------- ----------
   Subtotal..................................     29,342     29,996
Commercial mortgage-backed securities........        591        533
Residential mortgage-backed securities.......        608        640
Asset-backed securities......................         68         77
                                              ---------- ----------
Total........................................ $   30,609 $   31,246
                                              ========== ==========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2015, 2014 and 2013:

                                                      December 31,
                                              ---------------------------
                                                2015     2014      2013
                                              -------  -------  ---------
                                                     (IN MILLIONS)
Proceeds from sales.......................... $   979  $   716  $   3,220
                                              =======  =======  =========
Gross gains on sales......................... $    33  $    21  $      71
                                              =======  =======  =========
Gross losses on sales........................ $    (8) $    (9) $     (88)
                                              =======  =======  =========
Total OTTI................................... $   (41) $   (72) $     (81)
Non-credit losses recognized in OCI..........      --       --         15
                                              -------  -------  ---------
Credit losses recognized in earnings (loss).. $   (41) $   (72) $     (66)
                                              =======  =======  =========

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                                               2015      2014
                                                             --------  --------
                                                                (IN MILLIONS)
Balances at January 1,...................................... $   (254) $   (370)
Previously recognized impairments on securities that
  matured, paid, prepaid or sold............................       97       188
Recognized impairments on securities impaired to fair value
  this period/(1)/..........................................      (11)       --
Impairments recognized this period on securities not
  previously impaired.......................................      (22)      (41)
Additional impairments this period on securities previously
  impaired..................................................       (8)      (31)
Increases due to passage of time on previously recorded
  credit losses.............................................       --        --
Accretion of previously recognized impairments due to
  increases in expected cash flows..........................       --        --
                                                             --------  --------
Balances at December 31,.................................... $   (198) $   (254)
                                                             ========  ========

  /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                  DECEMBER 31,
                                               ------------------
                                                 2015     2014
                                               -------  ---------
                                                 (IN MILLIONS)
AFS Securities:
  Fixed maturities:
   With OTTI loss............................. $    16  $      10
   All other..................................     676      2,229
  Equity securities...........................      (2)         2
                                               -------  ---------
Net Unrealized Gains (Losses)................. $   690  $   2,241
                                               =======  =========

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                    AOCI GAIN
                                                   NET                                                (LOSS)
                                               UNREALIZED                             DEFERRED      RELATED TO
                                                  GAIN                                 INCOME     NET UNREALIZED
                                               (LOSSES) ON            POLICYHOLDERS   TAX ASSET     INVESTMENT
                                               INVESTMENTS     DAC     LIABILITIES   (LIABILITY)  GAINS (LOSSES)
                                              -------------  -------  -------------  -----------  --------------
                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2015..................... $          10  $    --  $          --  $        (4) $            6
Net investment gains (losses) arising during
  the period.................................            (7)      --             --           --              (7)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........            13       --             --           --              13
   Excluded from Net earnings (loss)/(1)/....            --       --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --       --             --           --              --
   Deferred income taxes.....................            --       --             --           (1)             (1)
   Policyholders liabilities.................            --       --             (4)          --              (4)
                                              -------------  -------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2015................... $          16  $    --  $          (4) $        (5) $            7
                                              =============  =======  =============  ===========  ==============

BALANCE, JANUARY 1, 2014..................... $         (28) $     2  $          10  $         5  $          (11)
Net investment gains (losses) arising during
  the period.................................            (1)      --             --           --              (1)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........            39       --             --           --              39
   Excluded from Net earnings (loss)/(1)/....            --       --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --       (2)            --           --              (2)
   Deferred income taxes.....................            --       --             --           (9)             (9)
   Policyholders liabilities.................            --       --            (10)          --             (10)
                                              -------------  -------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2014................... $          10  $    --  $          --  $        (4) $            6
                                              =============  =======  =============  ===========  ==============

  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                   NET                                                  AOCI GAIN (LOSS)
                                               UNREALIZED                                 DEFERRED         RELATED TO
                                                  GAINS                                    INCOME        NET UNREALIZED
                                               (LOSSES) ON              POLICYHOLDERS     TAX ASSET        INVESTMENT
                                               INVESTMENTS      DAC      LIABILITIES     (LIABILITY)     GAINS (LOSSES)
                                              -------------  ---------  -------------  ---------------  ----------------
                                                                             (IN MILLIONS)
BALANCE, JANUARY 1, 2015..................... $       2,231  $    (122) $        (368) $          (610) $          1,131
Net investment gains (losses) arising during
  the period.................................        (1,562)        --             --               --            (1,562)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........             5         --             --               --                 5
   Excluded from Net earnings (loss)/(1)/....            --         --             --               --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --         40             --               --                40
   Deferred income taxes.....................            --         --             --              477               477
   Policyholders liabilities.................            --         --            155               --               155
                                              -------------  ---------  -------------  ---------------  ----------------
BALANCE, DECEMBER 31, 2015................... $         674  $     (82) $        (213) $          (133) $            246
                                              =============  =========  =============  ===============  ================

BALANCE, JANUARY 1, 2014..................... $         607  $    (107) $        (245) $           (90) $            165
Net investment gains (losses) arising during
  the period.................................         1,606         --             --               --             1,606
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........            18         --             --               --                18
   Excluded from Net earnings (loss)/(1)/....            --         --             --               --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --        (15)            --               --               (15)
   Deferred income taxes.....................            --         --             --             (520)             (520)
   Policyholders liabilities.................            --         --           (123)              --              (123)
                                              -------------  ---------  -------------  ---------------  ----------------
BALANCE, DECEMBER 31, 2014................... $       2,231  $    (122) $        (368) $          (610) $          1,131
                                              =============  =========  =============  ===============  ================

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 810 issues at December 31, 2015 and the 601 issues at December 31, 2014 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                                LESS THAN 12 MONTHS    12 MONTHS OR LONGER          TOTAL
                                              ----------------------- --------------------- ---------------------
                                                            GROSS                  GROSS                 GROSS
                                                          UNREALIZED             UNREALIZED            UNREALIZED
                                              FAIR VALUE    LOSSES    FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                              ---------- ------------ ---------- ---------- ---------- ----------
                                                                         (IN MILLIONS)
DECEMBER 31, 2015:
------------------
Fixed Maturity Securities:
  Public corporate........................... $    3,091 $        129 $      359 $       73 $    3,450 $      202
  Private corporate..........................      1,926          102        184         22      2,110        124
  U.S. Treasury, government and agency.......      3,538          305         --         --      3,538        305
  States and political subdivisions..........         19            1         --         --         19          1
  Foreign governments........................         73            7         39         11        112         18
  Commercial mortgage-backed.................         67            2        261         85        328         87
  Residential mortgage-backed................         11           --         29         --         40         --
  Asset-backed...............................         11           --         17          1         28          1
  Redeemable preferred stock.................         43           --         40          2         83          2
                                              ---------- ------------ ---------- ---------- ---------- ----------

Total........................................ $    8,779 $        546 $      929 $      194 $    9,708 $      740
                                              ========== ============ ========== ========== ========== ==========
December 31, 2014:
------------------
Fixed Maturity Securities:
  Public corporate........................... $      687 $         18 $      794 $       33 $    1,481 $       51
  Private corporate..........................        627           11        254          9        881         20
  U.S. Treasury, government and agency.......        280            6        373         20        653         26
  States and political subdivisions..........         21           --         --         --         21         --
  Foreign governments........................         27            1         65          6         92          7
  Commercial mortgage-backed.................         37            2        355        140        392        142
  Residential mortgage-backed................         --           --         35         --         35         --
  Asset-backed...............................         --           --         20          1         20          1
  Redeemable preferred stock.................         42           --        169         10        211         10
                                              ---------- ------------ ---------- ---------- ---------- ----------

Total........................................ $    1,721 $         38 $    2,065 $      219 $    3,786 $      257
                                              ========== ============ ========== ========== ========== ==========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.3% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2015 and 2014 were $157 million and $146 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2015 and 2014, respectively, approximately $1,310 million and $1,788 million, or 4.2% and 5.8%, of the $31,201 million and $30,795 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $97 million and $85 million at December 31, 2015 and 2014, respectively. At December 31, 2015 and 2014, respectively, the $194 million and $219 million of gross unrealized losses of twelve months or more were concentrated in corporate and commercial mortgage-backed securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these securities was not warranted at either
   December 31, 2015 or 2014. As of December 31, 2015, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime;

   borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2015 and 2014, respectively, the Company owned $7 million and $8 million in RMBS backed by subprime residential mortgage loans, and $6 million and $7 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

   At December 31, 2015, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $8 million.

   At December 31, 2015 and 2014, respectively, the amortized cost of the Company's trading account securities was $6,866 million and $5,160 million with respective fair values of $6,805 million and $5,143 million. Also at December 31, 2015 and 2014, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $82 million and $197 million and costs of $72 million and $185 million as well as other equity securities with carrying values of $32 million and $38 million and costs of $34 million and $36 million.

   Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the consolidated statements of earnings (loss). The table below shows a breakdown of Net investment income from trading account securities during the year ended 2015 and 2014:

             NET INVESTMENT INCOME (LOSS) FROM TRADING SECURITIES

                                                 TWELVE MONTHS ENDED
                                              --------------------------
                                              DECEMBER 31,  December 31,
                                                  2015          2014
                                              ------------  ------------
                                                    (IN MILLIONS)
Net investment gains (losses) recognized
  during the period on securities held at
  the end of the period...................... $        (63) $         --
Net investment gains (losses) recognized on
  securities sold during the period..........           20            22
                                              ------------  ------------
Unrealized and realized gains (losses) on
  trading securities.........................          (43)           22
Interest and dividend income from trading
  securities.................................           60            41
                                              ------------  ------------
Net investment income (loss) from trading
  securities................................. $         17  $         63
                                              ============  ============

   MORTGAGE LOANS

   The payment terms of mortgage loans may from time to time be restructured or modified.

   Troubled Debt Restructurings

   The investment in troubled debt restructured mortgage loans, based on amortized cost, amounted to $16 million and $93 million at December 31, 2015 and 2014, respectively. Gross interest income on these loans included in net investment income (loss) totaled $1 million, $1 million and $2 million in 2015, 2014 and 2013, respectively. Gross interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $0 million, $4 million and $7 million in 2015, 2014 and 2013, respectively. The TDR mortgage loan shown in the table below has been modified four times since 2011. The modifications were to extend the maturity from its original maturity of November 5, 2014 to December 5, 2016 and to extend interest only payments through maturity. In November 2015, the recorded investment was reduced by $45 million in conjunction with the sale of majority of the underlying collateral and $32 million from a charge-off. The remaining $16 million mortgage loan balance reflects the value of the remaining underlying collateral and cash held in escrow, supporting the mortgage loan. Since the fair market value of the underlying real estate and cash held in escrow collateral is the primary factor in determining the allowance for credit losses, modifications of loan terms typically have no direct impact on the allowance for credit losses, and therefore, no impact on the financial statements.

                 TROUBLED DEBT RESTRUCTURING -- MODIFICATIONS
                               DECEMBER 31, 2015

                                                        OUTSTANDING RECORDED INVESTMENT
                                               NUMBER  ----------------------------------
                                              OF LOANS PRE-MODIFICATION POST-MODIFICATION
                                              -------- ---------------- -----------------
                                                             (DOLLARS IN MILLIONS)
Commercial mortgage loans....................        1 $             16 $              16

   There were no default payments on the above loan during 2015. There were no agricultural troubled debt restructuring mortgage loans in 2015.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2015, 2014 and 2013 are as follows:

                                              COMMERCIAL MORTGAGE LOANS
                                              -------------------------
                                                2015     2014     2013
                                              -------  -------  -------
                                                    (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,................ $    37  $    42  $    34
   Charge-offs...............................     (32)     (14)      --
   Recoveries................................      (1)      --       (2)
   Provision.................................       2        9       10
                                              -------  -------  -------
Ending Balance, December 31,................. $     6  $    37  $    42
                                              =======  =======  =======

Ending Balance, December 31,:
   Individually Evaluated for Impairment..... $     6  $    37  $    42
                                              =======  =======  =======

   There were no allowances for credit losses for agricultural mortgage loans in 2015, 2014 and 2013.

   The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2015 and 2014, respectively. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2015

                                                          DEBT SERVICE COVERAGE RATIO
                                              ----------------------------------------------------
                                                                                            LESS    TOTAL
                                               GREATER   1.8X TO 1.5X TO  1.2X TO  1.0X TO  THAN   MORTGAGE
                                              THAN 2.0X   2.0X    1.8X     1.5X     1.2X    1.0X    LOANS
LOAN-TO-VALUE RATIO:/(2)/                     ---------- ------- -------- -------- ------- ------- ---------
                                                                      (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/(1)/
0% - 50%..................................... $      533 $    -- $    102 $     12 $    24 $    -- $     671
50% - 70%....................................      1,392     353      741      853      77      --     3,416
70% - 90%....................................        141      --      206      134     124      46       651
90% plus.....................................         63      --       --       46      --      --       109
                                              ---------- ------- -------- -------- ------- ------- ---------

Total Commercial Mortgage Loans.............. $    2,129 $   353 $  1,049 $  1,045 $   225 $    46 $   4,847
                                              ========== ======= ======== ======== ======= ======= =========

AGRICULTURAL MORTGAGE LOANS/(1)/
0% - 50%..................................... $      204 $   116 $    277 $    432 $   256 $    51 $   1,336
50% - 70%....................................        146      80      192      298     225      47       988
70% - 90%....................................         --      --        2        4      --      --         6
90% plus.....................................         --      --       --       --      --      --        --
                                              ---------- ------- -------- -------- ------- ------- ---------

Total Agricultural Mortgage Loans............ $      350 $   196 $    471 $    734 $   481 $    98 $   2,330
                                              ========== ======= ======== ======== ======= ======= =========

TOTAL MORTGAGE LOANS/(1)/
0% - 50%..................................... $      737 $   116 $    379 $    444 $   280 $    51 $   2,007
50% - 70%....................................      1,538     433      933    1,151     302      47     4,404
70% - 90%....................................        141      --      208      138     124      46       657
90% plus.....................................         63      --       --       46      --      --       109
                                              ---------- ------- -------- -------- ------- ------- ---------

Total Mortgage Loans......................... $    2,479 $   549 $  1,520 $  1,779 $   706 $   144 $   7,177
                                              ========== ======= ======== ======== ======= ======= =========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
                               December 31, 2014

                                                         Debt Service Coverage Ratio
                                              --------------------------------------------------
                                                                                           Less   Total
                                               Greater  1.8x to 1.5x to  1.2x to  1.0x to  than  Mortgage
                                              than 2.0x  2.0x    1.8x     1.5x     1.2x    1.0x   Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- -------- -------- ------- ------ --------
Commercial Mortgage Loans/(1)/                                       (In Millions)
0% - 50%..................................... $     335 $    -- $     -- $     59 $    34 $   -- $    428
50% - 70%....................................       963     440      872      839      54     --    3,168
70% - 90%....................................       211      --       61      265      79     --      616
90% plus.....................................       156      --       --       --      --     47      203
                                              --------- ------- -------- -------- ------- ------ --------

Total Commercial Mortgage Loans.............. $   1,665 $   440 $    933 $  1,163 $   167 $   47 $  4,415
                                              ========= ======= ======== ======== ======= ====== ========

Agricultural Mortgage Loans/(1)/
0% - 50%..................................... $     184 $   100 $    232 $    408 $   206 $   50 $  1,180
50% - 70%....................................       143      87      201      223     204     47      905
70% - 90%....................................        --      --       --       --      --     --       --
90% plus.....................................        --      --       --       --      --     --       --
                                              --------- ------- -------- -------- ------- ------ --------

Total Agricultural Mortgage Loans............ $     327 $   187 $    433 $    631 $   410 $   97 $  2,085
                                              ========= ======= ======== ======== ======= ====== ========

Total Mortgage Loans/(1)/
0% - 50%..................................... $     519 $   100 $    232 $    467 $   240 $   50 $  1,608
50% - 70%....................................     1,106     527    1,073    1,062     258     47    4,073
70% - 90%....................................       211      --       61      265      79     --      616
90% plus.....................................       156      --       --       --      --     47      203
                                              --------- ------- -------- -------- ------- ------ --------

Total Mortgage Loans......................... $   1,992 $   627 $  1,366 $  1,794 $   577 $  144 $  6,500
                                              ========= ======= ======== ======== ======= ====== ========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2015 and 2014, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOAN

                                                                                                              RECORDED
                                                                                                             INVESTMENT
                                                                                              TOTAL    (GREATER THAN) 90 DAYS
                                              30-59 60-89      90 DAYS                      FINANCING           AND
                                              DAYS  DAYS  OR (GREATER THAN) TOTAL CURRENT  RECEIVABLES        ACCRUING
                                              ----- ----- ----------------- ----- -------- ----------- ----------------------
                                                                               (IN MILLIONS)
DECEMBER 31, 2015:
------------------

  Commercial................................. $  -- $  --           $    30 $  30 $  4,817  $    4,847             $       --
  Agricultural...............................    12     7                 4    23    2,307       2,330                      4
                                              ----- -----           ------- ----- --------  ----------             ----------
TOTAL MORTGAGE LOANS......................... $  12 $   7           $    34 $  53 $  7,124  $    7,177             $        4
                                              ===== =====           ======= ===== ========  ==========             ==========

December 31, 2014:
------------------

  Commercial................................. $  -- $  --           $    -- $  -- $  4,415  $    4,415             $       --
  Agricultural...............................     1     7                 3    11    2,074       2,085                      3
                                              ----- -----           ------- ----- --------  ----------             ----------
Total Mortgage Loans......................... $   1 $   7           $     3 $  11 $  6,489  $    6,500             $        3
                                              ===== =====           ======= ===== ========  ==========             ==========

   The following table provides information relating to impaired mortgage loans at December 31, 2015 and 2014, respectively.

                            IMPAIRED MORTGAGE LOANS

                                                UNPAID                   AVERAGE       INTEREST
                                     RECORDED  PRINCIPAL    RELATED      RECORDED       INCOME
                                    INVESTMENT  BALANCE    ALLOWANCE  INVESTMENT/(1)/ RECOGNIZED
                                    ---------- ---------- ----------  --------------- ----------
                                                           (IN MILLIONS)
DECEMBER 31, 2015:
------------------

With no related allowance recorded:
  Commercial mortgage loans --
   other........................... $       46 $       46 $       --  $            15 $       --
  Agricultural mortgage loans......         --         --         --               --         --
                                    ---------- ---------- ----------  --------------- ----------
TOTAL.............................. $       46 $       46 $       --  $            15 $       --
                                    ========== ========== ==========  =============== ==========
With related allowance recorded:
  Commercial mortgage loans --
   other........................... $       63 $       63 $       (6) $           137 $        4
  Agricultural mortgage loans......         --         --         --               --         --
                                    ---------- ---------- ----------  --------------- ----------
TOTAL.............................. $       63 $       63 $       (6) $           137 $        4
                                    ========== ========== ==========  =============== ==========

December 31, 2014:
------------------

With no related allowance recorded:
  Commercial mortgage loans --
   other........................... $       -- $       -- $       --  $            -- $       --
  Agricultural mortgage loans......         --         --         --               --         --
                                    ---------- ---------- ----------  --------------- ----------
Total.............................. $       -- $       -- $       --  $            -- $       --
                                    ========== ========== ==========  =============== ==========
With related allowance recorded:
  Commercial mortgage loans --
   other........................... $      156 $      156 $      (37) $           148 $        2
  Agricultural mortgage loans......         --         --         --               --         --
                                    ---------- ---------- ----------  --------------- ----------
Total.............................. $      156 $      156 $      (37) $           148 $        2
                                    ========== ========== ==========  =============== ==========

  /(1)/Represents a five-quarter average of recorded amortized cost.

   EQUITY METHOD INVESTMENTS

   Included in other equity investments are limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,363 million and $1,490 million, respectively, at December 31, 2015 and 2014. The Company's total equity in net earnings (losses) for these limited partnership interests was $71 million, $206 million and $206 million, respectively, for 2015, 2014 and 2013.

   DERIVATIVES AND OFFSETTING ASSETS AND LIABILITIES

   The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a "Derivative Use Plan" approved by the NYDFS. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps, equity options as well as repo transactions, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in capital markets.

   Derivatives utilized to hedge exposure to Variable Annuities with Guarantee Features

   The Company has issued and continues to offer certain variable annuity products with GMDB, GMIB and GIB features. The Company had previously issued certain variable annuity products with GWBL, guaranteed minimum withdrawal benefit ("GMWB") and GMAB features (collectively, "GWBL and Other Features"). The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB benefits, in the event of annuitization, being higher than what accumulated policyholders' account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with the GIB and GWBL and Other Features is that under-performance of the financial markets could result in the GIB and GWBL and Other Features' benefits being higher than what accumulated policyholders' account balances would support.

   For GMDB, GMIB, GIB and GWBL and Other Features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB, GIB and GWBL and Other Features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   The Company has in place a hedge program utilizing interest rate swaps to partially protect the overall profitability of future variable annuity sales against declining interest rates.

   Derivatives utilized to hedge crediting rate exposure on SCS, SIO, MSO and IUL products/investment options

   The Company hedges crediting rates in the Structured Capital Strategies(R) ("SCS") variable annuity, Structured Investment Option in the EQUI-VEST(R) variable annuity series ("SIO"), Market Stabilizer Option(R) ("MSO") in the variable life insurance products and Indexed Universal Life ("IUL") insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

   In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers.

   Derivatives utilized to hedge risks associated with interest margins on Interest Sensitive Life and Annuity Contracts

   Margins or "spreads" on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, is intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. From time to time, the Company uses interest rate swaptions and other instruments to reduce the risk associated with minimum guarantees on these interest-sensitive contracts. At
   December 31, 2015 and 2014, there were no positions outstanding for these programs.

   Derivatives utilized to hedge equity market risks associated with the General Account's seed money investments in Separate Accounts, retail mutual funds and Separate Account fee revenue fluctuations

   The Company's General Account seed money investments in Separate Account equity funds and retail mutual funds exposes the Company to market risk, including equity market risk, which is partially hedged through equity-index futures contracts to minimize such risk.

   In second quarter 2015, the Company entered into futures on equity indices to mitigate the impact on net earnings from Separate Account fee revenue fluctuations due to movements in the equity markets. These positions partially cover fees expected to be earned through the current year from the Company's Separate Account products.

   Derivatives utilized for General Account Investment Portfolio

   Beginning in the second quarter of 2013, the Company implemented a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible under its investment guidelines through the sale of credit default swaps ("CDSs"). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity's bonds of similar maturity. These credit derivatives have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss). The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company has transacted the sale of CDSs exclusively in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty's option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar-equivalent of the derivative notional amount. The Standard North American CDS Contract ("SNAC") under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

   Periodically, the Company purchases 30-year, Treasury Inflation Protected Securities ("TIPS") and other sovereign inflation bonds as General Account investments and enters into asset swaps, to result in payment of the variable principal at maturity and semi-annual coupons of the bonds to the swap counterparty (pay variable) in return for fixed amounts (receive fixed). These asset swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond.

   In third quarter of 2014, the Company implemented a strategy to hedge a portion of the credit exposure in its General Account investment portfolio by buying protection through a swap. These are swaps on the "super senior tranche" of the investment grade credit default swap index ("CDX index"). Under the terms of these swaps, the Company pays quarterly fixed premiums that, together with any initial amount paid or received at trade inception, serve as premiums paid to hedge the risk arising from multiple defaults of bonds referenced in the CDX index. These credit derivatives have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss) from derivative instruments.

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2015

                                                               FAIR VALUE
                                                        ------------------------
                                                                                 GAINS (LOSSES)
                                              NOTIONAL     ASSET     LIABILITY     REPORTED IN
                                               AMOUNT   DERIVATIVES DERIVATIVES  EARNINGS (LOSS)
                                              --------- ----------- ------------ ---------------
                                                                 (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
  Futures.................................... $   7,089 $         2 $          3 $           (84)
  Swaps......................................     1,359           8           21             (45)
  Options....................................     7,358       1,042          652              14
Interest rate contracts:/(1)/
  Floors.....................................     1,800          61           --              12
  Swaps......................................    13,718         351          108              (8)
  Futures....................................     8,685          --           --             (81)
  Swaptions..................................        --          --           --             118
Credit contracts:/(1)/
  Credit default swaps.......................     2,442          16           38             (14)
Other freestanding contracts:/(1)/
  Foreign currency Contracts.................       263           5            4               7
                                                                                 ---------------
NET INVESTMENT INCOME (LOSS).................                                                (81)
                                                                                 ---------------

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts...................        --      10,570           --            (141)
GIB and GWBL and other features/(2)/.........        --          --          184             (56)
SCS, SIO, MSO and IUL indexed features/(3)/..        --          --          310             (38)
                                              --------- ----------- ------------ ---------------

Balances, December 31, 2015.................. $  42,714 $    12,055 $      1,320 $          (260)
                                              ========= =========== ============ ===============

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2014

                                                               Fair Value
                                                        ------------------------
                                                                                   Gains (Losses)
                                              Notional     Asset     Liability       Reported In
                                               Amount   Derivatives Derivatives    Earnings (Loss)
                                              --------- ----------- ------------ ------------------
                                                                  (In Millions)
Freestanding derivatives:
Equity contracts:/(1)/
  Futures.................................... $   5,933 $         1 $          2 $             (522)
  Swaps......................................     1,169          22           15                (88)
  Options....................................     6,896       1,215          742                196
Interest rate contracts:/(1)/
  Floors.....................................     2,100         120           --                  9
  Swaps......................................    11,608         605           15              1,507
  Futures....................................    10,647          --           --                459
  Swaptions..................................     4,800          72           --                 37
Credit contracts:/(1)/
  Credit default swaps.......................     1,942           9           27                  4
Other freestanding contracts:/(1)/
  Foreign currency Contracts.................       149           2           --                  3
                                                                                 ------------------
Net investment income (loss).................                                                 1,605
                                                                                 ------------------

Embedded derivatives:
GMIB reinsurance contracts...................        --      10,711           --              3,964
GIB and GWBL and other features/(2)/.........        --          --          128               (128)
SCS, SIO, MSO and IUL indexed features/(3)/..        --          --          380               (199)
                                              --------- ----------- ------------ ------------------
Balances, December 31, 2014.................. $  45,244 $    12,757 $      1,309 $            5,242
                                              ========= =========== ============ ==================

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.

   EQUITY-BASED AND TREASURY FUTURES CONTRACTS

   All outstanding equity-based and treasury futures contracts at December 31, 2015 are exchange-traded and net settled daily in cash. At December 31, 2015, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $276 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $33 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200, and European, Australasia, and Far East ("EAFE") indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $49 million.

   CREDIT RISK

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. A derivative with positive fair value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed at the reporting date. Alternatively, a derivative contract with negative fair value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed at the reporting date. To reduce credit exposures in OTC derivative transactions the Company generally enters into master agreements that provide for a netting of financial exposures with the counterparty and allow for collateral arrangements as further described below under "ISDA Master Agreements." The Company further controls and minimizes its counterparty exposure through a credit appraisal and approval process.

   ISDA MASTER AGREEMENTS

   NETTING PROVISIONS. The standardized "ISDA Master Agreement" under which the Company conducts its OTC derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, the Company will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. In the event of default, insolvency, or other similar event pre-defined under the ISDA Master Agreement that would result in termination of OTC derivatives transactions before their maturity, netting procedures would be applied to calculate a single net payable or receivable with the counterparty.

   COLLATERAL ARRANGEMENTS. The Company generally has executed a CSA under the ISDA Master Agreement it maintains with each of its OTC derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. These CSAs are bilateral agreements that require collateral postings by the party "out-of-the-money" or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. Consequently, the credit exposure of the Company's OTC derivative contracts is limited to the net positive estimated fair value of those contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to CSAs. Derivatives are recognized at fair value in the consolidated balance sheets and are reported either as assets in Other invested assets or as liabilities in Other liabilities, except for embedded insurance-related derivatives as described above and derivatives transacted with a related counterparty. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed.

   At December 31, 2015 and 2014, respectively, the Company held $655 million and $1,225 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets. The aggregate fair value of all collateralized derivative transactions that were in a liability position with trade counterparties December 31, 2015 and 2014, respectively, were $5 million and $28 million, for which the Company posted collateral of $5 million and $36 million at December 31, 2015 and 2014, respectively, in the normal operation of its collateral arrangements. Certain of the Company's ISDA Master Agreements contain contingent provisions that permit the counterparty to terminate the ISDA Master Agreement if the Company's credit rating falls below a specified threshold, however, the occurrence of such credit event would not impose additional collateral requirements.

   Securities Repurchase and Reverse Repurchase Transactions

   Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the specificities of each respective counterparty. These agreements generally provide detail as to the nature of the transaction, including provisions for payment netting, establish parameters concerning the ownership and custody of the collateral securities, including the right to substitute collateral during the term of the agreement, and provide for remedies in the event of default by either party. Amounts due to/from the same counterparty under these arrangements generally would be netted in the event of default and subject to rights of set-off in bankruptcy. The Company's securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements respectively, and are reported in the consolidated balance sheets on a gross basis. The Company obtains or posts collateral generally in the form of cash, U.S. Treasury, corporate and government agency securities. The fair value of the securities to be repurchased or resold are monitored on a daily basis with additional collateral posted or obtained as necessary. Securities to be repurchased or resold are the same, or substantially the same, as those initially transacted under the arrangement. At December 31, 2015 and 2014, the balance outstanding under reverse repurchase transactions was $79 million and $0 million, respectively. At December 31, 2015 and 2014, the balance outstanding under securities repurchase transactions was $1,890 million and $950 million, respectively. The Company utilized these repurchase agreements for asset liability management purposes. For other instruments used for asset liability management purposes, see "Policyholders' Account Balances and Future Policy Benefits" included in
   Note 2.

   The following table presents information about the Insurance Segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2015.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2015

                                                GROSS    GROSS AMOUNTS      NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE    PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS    BALANCE SHEETS
                                              ---------- --------------- -----------------
                                                              (IN MILLIONS)
ASSETS/(1)/
DESCRIPTION
Derivatives:
Equity contracts............................. $    1,049 $           673 $             376
Interest rate contracts......................        389             104               285
Credit contracts.............................         14              37               (23)
                                              ---------- --------------- -----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      1,452             814               638
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         20              --                20
                                              ---------- --------------- -----------------
  Total Derivatives..........................      1,472             814               658
Other financial instruments/(2)(4)/..........      1,271              --             1,271
                                              ---------- --------------- -----------------
  Other invested assets/(2)/................. $    2,743 $           814 $           1,929
                                              ========== =============== =================
Securities purchased under agreement to
  resell..................................... $       79 $            -- $              79
                                              ========== =============== =================

                                                GROSS    GROSS AMOUNTS     NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE   PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS   BALANCE SHEETS
                                              ---------- --------------- -----------------
                                                             (IN MILLIONS)
LIABILITIES/(3)/
DESCRIPTION
Derivatives:
Equity contracts............................. $      673 $           673 $              --
Interest rate contracts......................        104             104                --
Credit contracts.............................         37              37                --
                                              ---------- --------------- -----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................        814             814                --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --              --                --
                                              ---------- --------------- -----------------
  Total Derivatives..........................        814             814                --
Other financial liabilities..................      2,586              --             2,586
                                              ---------- --------------- -----------------
  Other liabilities.......................... $    3,400 $           814 $           2,586
                                              ========== =============== =================
Securities sold under agreement to repurchase $    1,890 $            -- $           1,890
                                              ========== =============== =================

  /(1)/Excludes Investment Management segment's $13 million net derivative assets, $6 million long exchange traded options and $75 million of securities borrowed.
  /(2)/Includes $141 million of accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's $12 million net derivative liabilities, $1 million short exchange traded options and $10 million of securities loaned.
  /(4)/Includes margin of $(2) million related to derivative instruments.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2015.

    GROSS COLLATERAL AMOUNTS NOT OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2015

                                                                      COLLATERAL (RECEIVED)/HELD
                                                   NET AMOUNTS        -------------------------
                                                 PRESENTED IN THE       FINANCIAL                   NET
                                                  BALANCE SHEETS       INSTRUMENTS      CASH      AMOUNTS
                                              ----------------------  ------------    --------   ---------
                                                                    (IN MILLIONS)
ASSETS/(1)/
Counterparty A............................... $                   52  $         --    $    (52)  $      --
Counterparty B...............................                      9            --          (7)          2
Counterparty C...............................                     61            --         (58)          3
Counterparty D...............................                    222            --        (218)          4
Counterparty E...............................                     53            --         (53)         --
Counterparty F...............................                     (2)           --           2          --
Counterparty G...............................                    129            --        (129)         --
Counterparty H...............................                     16           (11)         (5)         --
Counterparty I...............................                     44            --         (39)          5
Counterparty J...............................                     19            --         (13)          6
Counterparty K...............................                     17            --         (17)         --
Counterparty L...............................                      7            --          (7)         --
Counterparty M...............................                     11            --         (10)          1
Counterparty N...............................                     20            --          --          20
Counterparty Q...............................                     --            --          --          --
Counterparty T...............................                     (3)           --           3          --
Counterparty U...............................                     --            --           1           1
Counterparty V...............................                      3            --          (3)         --
                                              ----------------------    ------------   --------  ---------
  Total Derivatives.......................... $                  658  $        (11)   $   (605)  $      42
Other financial instruments/(2)(4)/..........                  1,271            --          --       1,271
                                              ----------------------    ------------   --------  ---------
  OTHER INVESTED ASSETS/(2)/................. $                1,929  $        (11)   $   (605)  $   1,313
                                              ======================    ============   ========  =========
Counterparty M............................... $                   28  $        (28)   $     --   $      --
Counterparty V...............................                     51           (51)         --          --
                                              ----------------------    ------------   --------  ---------
  Securities purchased under agreement to
   resell.................................... $                   79  $        (79)   $     --   $      --
                                              ======================    ============   ========  =========

                                                                      COLLATERAL (RECEIVED)/HELD
                                                   NET AMOUNTS        -------------------------
                                                 PRESENTED IN THE       FINANCIAL                   NET
                                                  BALANCE SHEETS       INSTRUMENTS      CASH      AMOUNTS
                                              ----------------------  ------------    --------   ---------
                                                                    (IN MILLIONS)
LIABILITIES/(3)/
Counterparty D............................... $                  234  $       (234)   $     --          --
Counterparty C...............................                  1,033        (1,016)        (17)         --
Counterparty M...............................                    623          (611)        (12)         --
                                              ----------------------    ------------   --------  ---------
  Securities sold under agreement to
   repurchase................................ $                1,890  $     (1,861)   $    (29)  $      --
                                              ======================    ============   ========  =========

  /(1)/Excludes Investment Management segment's cash collateral received of $2 million related to derivative assets and $75 million related to securities borrowed.
  /(2)/Includes $141 million of accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's cash collateral pledged of
       $12 million related to derivative liabilities and $10 million related to securities loaned.
  /(4)/Includes margin of $(2) million related to derivative instruments.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2015.

         REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS/(1)/

                                                               AT DECEMBER 31, 2015
                                              -------------------------------------------------------
                                                 REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                              -------------------------------------------------------
                                              OVERNIGHT AND  UP TO 30   30-90   GREATER THAN
                                               CONTINUOUS      DAYS     DAYS      90 DAYS     TOTAL
                                              ------------- ---------- -------- ------------ --------
                                                                   (IN MILLIONS)
SECURITIES SOLD UNDER AGREEMENT TO REPURCHASE
   U.S. Treasury and agency securities....... $          -- $    1,865 $     25 $         -- $  1,890
                                              ------------- ---------- -------- ------------ --------
Total........................................ $          -- $    1,865 $     25 $         -- $  1,890
                                              ------------- ---------- -------- ------------ --------
SECURITIES PURCHASED UNDER AGREEMENT TO
RESELL
   Corporate securities...................... $          -- $       79 $     -- $         -- $     79
                                              ------------- ---------- -------- ------------ --------
Total........................................ $          -- $       79 $     -- $         -- $     79
                                              ------------- ---------- -------- ------------ --------

  /(1)/Excludes Investment Management segment's $75 million of securities borrowed.

   The following table presents information about the Insurance segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2014.

   Offsetting of Financial Assets and Liabilities and Derivative Instruments
                             At December 31, 2014

                                                Gross    Gross Amounts    Net Amounts
                                               Amounts   Offset in the  Presented in the
                                              Recognized Balance Sheets  Balance Sheets
                                              ---------- -------------- ----------------
                                                             (In Millions)
ASSETS/(1)/
Description
Derivatives:
Equity contracts............................. $    1,236  $         753   $          483
Interest rate contracts......................        755             12              743
Credit contracts.............................          7             27              (20)
                                              ----------  -------------   --------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      1,998            792            1,206
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         40             --               40
                                              ----------  -------------   --------------
  Total Derivatives..........................      2,038            792            1,246
Other financial instruments/(2)/.............        852             --              852
                                              ----------  -------------   --------------
  Other invested assets/(2)/................. $    2,890  $         792   $        2,098
                                              ==========  =============   ==============

LIABILITIES/(3)/
Description
Derivatives:
Equity contracts............................. $      753  $         753   $           --
Interest rate contracts......................         12             12               --
                                              ----------  -------------   --------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................        765            765               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --             --               --
                                              ----------  -------------   --------------
  Total Derivatives..........................        765            765               --
Other financial liabilities..................      2,939             --            2,939
                                              ----------  -------------   --------------
  Other liabilities.......................... $    3,704  $         765   $        2,939
                                              ----------  -------------   --------------
Securities sold under agreement to repurchase $      950  $          --   $          950
                                              ==========  =============   ==============

  /(1)/Excludes Investment Management segment's $8 million net derivative assets, $22 million long exchange traded options and $158 million of securities borrowed.
  /(2)/Includes $120 million related to accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's $9 million net derivative liabilities, $7 million short exchange traded options and $34 million of securities loaned.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2014.

    Gross Collateral Amounts Not Offset in the Consolidated Balance Sheets
                             At December 31, 2014

                                                               Collateral (Received)/Held
                                                Net Amounts    ------------------------
                                              Presented in the  Financial                    Net
                                               Balance Sheets  Instruments       Cash      Amounts
                                              ---------------- -----------   -----------  ----------
                                                                  (In Millions)
ASSETS/(1)/
Counterparty A...............................  $            62  $       --   $       (62) $       --
Counterparty B...............................              102          --           (95)          7
Counterparty C...............................              111          --          (110)          1
Counterparty D...............................              228          --          (224)          4
Counterparty E...............................               60          --           (59)          1
Counterparty F...............................               63          --           (60)          3
Counterparty G...............................              145        (145)           --          --
Counterparty H...............................               31         (31)           --          --
Counterparty I...............................              136          --          (134)          2
Counterparty J...............................               28          --           (22)          6
Counterparty K...............................               44          --           (44)         --
Counterparty L...............................              113        (113)           --          --
Counterparty M...............................               76          --           (68)          8
Counterparty N...............................               40          --            --          40
Counterparty Q...............................                4          --            (4)         --
Counterparty T...............................                3          --            (3)         --
                                               ---------------  ----------   -----------  ----------
  Total Derivatives..........................  $         1,246  $     (289)  $      (885) $       72
Other financial instruments/(2)/.............              852          --            --         852
                                               ---------------  ----------   -----------  ----------
  Other invested assets/(2)/.................  $         2,098  $     (289)  $      (885) $      924
                                               ===============  ==========   ===========  ==========

LIABILITIES/(3)/
Counterparty D...............................  $           450  $     (450)  $        --          --
Counterparty C...............................              500        (500)           --          --
                                               ---------------  ----------   -----------  ----------
  Securities sold under agreement to
   repurchase................................  $           950  $     (950)  $        --  $       --
                                               ===============  ==========   ===========  ==========

  /(1)/Excludes Investment Management segment's cash collateral received of $1 million related to derivative assets and $158 million related to securities borrowed.
  /(2)/Includes $120 million of accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's cash collateral pledged of $10 million related to derivative liabilities and $34 million related to securities loaned.

   NET INVESTMENT INCOME (LOSS)

   The following table breaks out Net investment income (loss) by asset category:

                                                2015      2014      2013
                                              --------  --------  --------
                                                      (IN MILLIONS)
Fixed maturities............................. $  1,420  $  1,431  $  1,462
Mortgage loans on real estate................      338       306       284
Repurchase agreement.........................        1        --        --
Other equity investments.....................       84       200       228
Policy loans.................................      213       216       219
Derivative investments.......................      (81)    1,605    (2,866)
Trading securities...........................       17        63        54
Other investment income......................       40        49        50
                                              --------  --------  --------
  Gross investment income (loss).............    2,032     3,870      (569)
Investment expenses..........................      (53)      (53)      (57)
Interest expense.............................       (3)       (2)       (3)
                                              --------  --------  --------
Net Investment Income (Loss)................. $  1,976  $  3,815  $   (629)
                                              ========  ========  ========

   For 2015, 2014 and 2013, respectively, Net investment income (loss) from derivatives included $474 million, $899 million and $(2,829) million of realized gains (losses) on contracts closed during those periods and $(555) million, $706 million and $(37) million of unrealized gains (losses) on derivative positions at each respective year end.

   INVESTMENT GAINS (LOSSES), NET

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                               2015    2014    2013
                                              ------  ------  ------
                                                   (IN MILLIONS)
Fixed maturities............................. $  (17) $  (54) $  (75)
Mortgage loans on real estate................     (1)     (3)     (7)
Other equity investments.....................     (5)     (2)    (17)
Other........................................      3       1      --
                                              ------  ------  ------
Investment Gains (Losses), Net............... $  (20) $  (58) $  (99)
                                              ======  ======  ======

   For 2015, 2014 and 2013, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $4 million, $5 million and $8 million.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   The carrying value of goodwill related to AB totaled $3,562 million and $3,562 million at December 31, 2015 and 2014, respectively. The Company annually tests this goodwill for recoverability at December 31. The first step of the goodwill impairment test is used to identify potential impairment by comparing the fair value of its investment in AB, the reporting unit, to its carrying value. If the fair value of the reporting unit exceeds its carrying value, goodwill is not considered to be impaired and the second step of the impairment test is not performed. However, if the carrying value of the reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed by measuring the amount of impairment loss only if the result indicates a potential impairment. The second step compares the implied fair value of the reporting unit to the aggregated fair values of its individual assets and liabilities to determine the amount of impairment, if any. The Company also assesses this goodwill for recoverability at each interim reporting period in consideration of facts and circumstances that may indicate a shortfall of the fair value of its investment in AB as compared to its carrying value and thereby require re-performance of its annual impairment testing.

   The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its investment in AB for purpose of goodwill impairment testing. The cash flows used in this technique are sourced from AB's current business plan and projected thereafter over the estimated life of the goodwill asset by applying an annual growth rate assumption. The present value amount that results from discounting these expected cash flows is then adjusted to reflect the noncontrolling interest in AB as well as taxes incurred at the Company level in order to determine the fair value of its investment in AB. At December 31, 2015 and 2014, the Company determined that goodwill was not impaired as the fair value of its investment in AB exceeded its carrying value at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill recoverability during the periods then ended.

   The gross carrying amount of AB related intangible assets was $610 million and $610 million at December 31, 2015 and 2014, respectively and the accumulated amortization of these intangible assets was $439 million and $411 million at December 31, 2015 and 2014, respectively. Amortization expense related to the AB intangible assets totaled $28 million, $27 million and $24 million for 2015, 2014 and 2013, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $29 million.

   At December 31, 2015 and 2014, respectively, net deferred sales commissions totaled $99 million and $118 million and are included within Other assets. The estimated amortization expense of deferred sales commissions, based on the December 31, 2015 net asset balance for each of the next five years is $41 million, $32 million, $21 million, $5 million and $0 million. The
   Company tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2015, the Company determined that the deferred sales commission asset was not impaired.

   On June 20, 2014, AB acquired an approximate 82.0% ownership interest in CPH Capital Fondsmaeglerselskab A/S ("CPH"), a Danish asset management firm that managed approximately $3,000 million in global core equity assets for institutional investors, for a cash payment of $64 million and a contingent consideration payable of $9 million. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $58 million of goodwill. AB recorded $24 million of finite-lived intangible assets relating to separately-managed account relationships and $4 million of indefinite-lived intangible assets relating to an acquired fund's investment contract. AB also recorded redeemable non-controlling interest of $17 million relating to the fair value of the portion of CPH AB does not own. During 2015, AB purchased additional shares of CPH, bringing AB's ownership interest to 85.0% as of December 31, 2015.

   On December 12, 2013, AB acquired W.P. Stewart & Co., Ltd. ("WPS"), an equity investment manager that, as of December 31, 2015, managed approximately $2,000 million in U.S., Global and EAFE concentrated growth equity strategies for clients, primarily in the U.S. and Europe. On the acquisition date, AB made a cash payment of $12 per share for the approximate 4.9 million WPS shares outstanding and issued to WPS shareholders transferable Contingent Value Rights ("CVRs") entitling the holders to an additional $4 per share if the assets under management in the acquired WPS investment services exceed $5,000 million on or before the third anniversary of the acquisition date. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $32 million of goodwill. AB also recorded $8 million of indefinite-lived intangible assets relating to the acquired fund's investment contracts and $14 million of definite-lived intangible assets relating to separately managed account relationships. As of the acquisition date, AB recorded a contingent consideration payable of $17 million in regard to the CVRs.

   Capitalized Software

   Capitalized software, net of accumulated amortization, amounted to $157 million and $163 million at December 31, 2015 and 2014, respectively. Amortization of capitalized software in 2015, 2014 and 2013 were $55 million, $50 million and $119 million (including $45 million of accelerated amortization), respectively.

5) CLOSED BLOCK

   Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                DECEMBER 31,
                                              -----------------
                                                2015     2014
                                              -------- --------
                                                (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders'
  account balances and other................. $  7,363 $  7,537
Policyholder dividend obligation.............       81      201
Other liabilities............................      100      117
                                              -------- --------
Total Closed Block liabilities...............    7,544    7,855
                                              -------- --------
ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at
  fair value (amortized cost of $4,426 and
  $4,829)....................................    4,599    5,143
Mortgage loans on real estate................    1,575    1,407
Policy loans.................................      881      912
Cash and other invested assets...............       49       14
Other assets.................................      258      176
                                              -------- --------
Total assets designated to the Closed Block..    7,362    7,652
                                              -------- --------
Excess of Closed Block liabilities over
  assets designated to the Closed Block......      182      203
Amounts included in accumulated other
  comprehensive income (loss):
Net unrealized investment gains (losses),
  net of deferred income tax (expense)
  benefit of $(36) and $(43) and
  policyholder dividend obligation of $(81)
  and $(201).................................       67       80
                                              -------- --------
Maximum Future Earnings To Be Recognized
  From Closed Block Assets and Liabilities... $    249 $    283
                                              ======== ========

   AXA Equitable's Closed Block revenues and expenses follow:

                                               2015    2014    2013
                                              ------  ------  ------
                                                   (IN MILLIONS)
REVENUES:
Premiums and other income.................... $  262  $  273  $  286
Investment income (loss).....................    368     378     402
Net investment gains (losses)................      2      (4)    (11)
                                              ------  ------  ------
Total revenues...............................    632     647     677
                                              ------  ------  ------
BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends........    576     597     637
Other operating costs and expenses...........      4       4       1
                                              ------  ------  ------
Total benefits and other deductions..........    580     601     638
                                              ------  ------  ------
Net revenues, before income taxes............     52      46      39
Income tax (expense) benefit.................    (18)    (16)    (14)
                                              ------  ------  ------
Net Revenues (Losses)........................ $   34  $   30  $   25
                                              ======  ======  ======

   A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                               DECEMBER 31,
                                              --------------
                                               2015    2014
                                              ------  ------
                                              (IN MILLIONS)
Balances, beginning of year.................. $  201  $  128
Unrealized investment gains (losses).........   (120)     73
                                              ------  ------
Balances, End of year........................ $   81  $  201
                                              ======  ======

6) CONTRACTHOLDER BONUS INTEREST CREDITS

   Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                               DECEMBER 31,
                                              --------------
                                               2015    2014
                                              ------  ------
                                               (IN MILLIONS)
Balance, beginning of year................... $  383  $  518
Contractholder bonus interest credits
  deferred...................................     17      15
Balance true-up..............................    174      --
Amortization charged to income...............    (40)   (150)
                                              ------  ------
Balance, End of Year......................... $  534  $  383
                                              ======  ======

7) FAIR VALUE DISCLOSURES

   Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2015 and 2014, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2015

                                                 LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                               ----------  ---------  --------- ----------
                                                              (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Corporate.................................. $       --  $  19,882  $     420 $   20,302
   U.S. Treasury, government and agency.......         --      8,775         --      8,775
   States and political subdivisions..........         --        459         45        504
   Foreign governments........................         --        414          1        415
   Commercial mortgage-backed.................         --         30        503        533
   Residential mortgage-backed/(1)/...........         --        640         --        640
   Asset-backed/(2)/..........................         --         37         40         77
   Redeemable preferred stock.................        258        389         --        647
                                               ----------  ---------  --------- ----------
     Subtotal.................................        258     30,626      1,009     31,893
                                               ----------  ---------  --------- ----------
  Other equity investments....................         97         --         49        146
  Trading securities..........................        654      6,151         --      6,805
  Other invested assets:
   Short-term investments.....................         --        369         --        369
   Swaps......................................         --        230         --        230
   Credit Default Swaps.......................         --        (22)        --        (22)
   Futures....................................         (1)        --         --         (1)
   Options....................................         --        390         --        390
   Floors.....................................         --         61         --         61
   Currency Contracts.........................         --          1         --          1
                                               ----------  ---------  --------- ----------
     Subtotal.................................         (1)     1,029         --      1,028
                                               ----------  ---------  --------- ----------
Cash equivalents..............................      2,150         --         --      2,150
Segregated securities.........................         --        565         --        565
GMIB reinsurance contracts....................         --         --     10,570     10,570
Separate Accounts' assets.....................    104,058      2,964        313    107,335
                                               ----------  ---------  --------- ----------
   Total Assets............................... $  107,216  $  41,335  $  11,941 $  160,492
                                               ==========  =========  ========= ==========
LIABILITIES
GWBL and other features' liability............ $       --  $      --  $     184 $      184
SCS, SIO, MSO and IUL indexed features'
  liability...................................         --        310         --        310
Contingent payment arrangements...............         --         --         31         31
                                               ----------  ---------  --------- ----------
   Total Liabilities.......................... $       --  $     310  $     215 $      525
                                               ==========  =========  ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2014

                                                 Level 1    Level 2    Level 3     Total
                                               ----------  ---------  --------- ----------
                                                              (In Millions)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Corporate.................................. $       --  $  21,840  $     380 $   22,220
   U.S. Treasury, government and agency.......         --      7,331         --      7,331
   States and political subdivisions..........         --        472         47        519
   Foreign governments........................         --        446         --        446
   Commercial mortgage-backed.................         --         20        715        735
   Residential mortgage-backed/(1)/...........         --        793          2        795
   Asset-backed/(2)/..........................         --         46         53         99
   Redeemable preferred stock.................        254        635         --        889
                                               ----------  ---------  --------- ----------
     Subtotal.................................        254     31,583      1,197     33,034
                                               ----------  ---------  --------- ----------
  Other equity investments....................        217         --         61        278
  Trading securities..........................        710      4,433         --      5,143
  Other invested assets:
   Short-term investments.....................         --        103         --        103
   Swaps......................................         --        597         --        597
   Credit Default Swaps.......................         --        (18)        --        (18)
   Futures....................................         (2)        --         --         (2)
   Options....................................         --        473         --        473
   Floors.....................................         --        120         --        120
   Currency Contracts.........................         --          1         --          1
   Swaptions..................................         --         72         --         72
                                               ----------  ---------  --------- ----------
     Subtotal.................................         (2)     1,348         --      1,346
                                               ----------  ---------  --------- ----------
Cash equivalents..............................      2,725         --         --      2,725
Segregated securities.........................         --        476         --        476
GMIB reinsurance contracts....................         --         --     10,711     10,711
Separate Accounts' assets.....................    107,539      3,072        260    110,871
                                               ----------  ---------  --------- ----------
   Total Assets............................... $  111,443  $  40,912  $  12,229 $  164,584
                                               ==========  =========  ========= ==========
LIABILITIES
GWBL and other features' liability............ $       --  $      --  $     128 $      128
SCS, SIO, MSO and IUL indexed features'
  liability...................................         --        380         --        380
Contingent payment arrangements...............         --         --         42         42
                                               ----------  ---------  --------- ----------
   Total Liabilities.......................... $       --  $     380  $     170 $      550
                                               ==========  =========  ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   At December 31, 2015 and 2014, respectively, the fair value of public fixed maturities is approximately $24,216 million and $24,779 million or approximately 16.2% and 16.2% of the Company's total assets measured at fair value on a recurring basis (excluding GMIB reinsurance contracts and segregated securities measured at fair value on a recurring basis). The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If, as a result, it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2015 and 2014, respectively, the fair value of private fixed maturities is approximately $7,677 million and $8,255 million or approximately 5.1% and 5.4% of the Company's total assets measured at fair value on a recurring basis. The fair values of some of the Company's private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   As disclosed in Note 3, at December 31, 2015 and 2014, respectively, the net fair value of freestanding derivative positions is approximately $659 million and $1,243 million or approximately 64.1% and 92.3% of Other invested assets measured at fair value on a recurring basis. The fair values of the Company's derivative positions are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the Over-The-Counter ("OTC") derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap ("OIS") curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2015 and 2014, respectively, investments classified as Level 1 comprise approximately 71.8% and 72.7% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2015 and 2014, respectively, investments classified as Level 2 comprise approximately 27.3% and 26.4% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AB in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2015 and 2014, respectively, approximately $673 million and $821 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   The Company's SCS and EQUI-VEST variable annuity products, the IUL product, and in the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have 1, 3, or 5 year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on prices obtained from independent valuation service providers.

   At December 31, 2015 and 2014, respectively, investments classified as Level 3 comprise approximately 0.9% and 1.0% of assets measured at fair value on a recurring basis and primarily include commercial mortgage-backed securities ("CMBS") and corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2015 and 2014, respectively, were approximately $119 million and $135 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $543 million and $770 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2015 and 2014, respectively. The Company utilizes prices obtained from an independent valuation service vendor to measure fair value of CMBS securities.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract asset which is accounted for as derivative contracts. The GMIB reinsurance contract asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GIB and GWBL and other features related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GIB and GWBL and other features over a range of market-consistent economic scenarios. The valuations of both the GMIB reinsurance contract asset and GIB and GWBL and other features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GIB and GWBL and other features' liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $123 million and $147 million at December 31, 2015 and 2014, respectively, to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to reflect a level of general swap market counterparty risk; therefore, no adjustment was made for purpose of determining the fair value of the GIB and GWBL and other features' liability embedded derivative at December 31, 2015. Equity and fixed income volatilities were modeled to reflect the current market volatility.

   In second quarter 2014, the Company refined the fair value calculation of the GMIB reinsurance contract asset and GWBL, GIB and GMAB liabilities, utilizing scenarios that explicitly reflect risk free bond and equity components separately (previously aggregated and including counterparty risk premium embedded in swap rates) and stochastic interest rates for projecting and discounting cash flows (previously a single yield curve). The net impacts of these refinements were a $510 million increase to the GMIB reinsurance contract asset and a $37 million increase in the GWBL, GIB and GMAB liability which are reported in the Company's consolidated statements of Earnings (Loss) as Increase (decrease) in the fair value of the reinsurance contract asset and Policyholders' benefits, respectively.

   The Company's Level 3 liabilities include contingent payment arrangements associated with acquisitions in 2010, 2013 and 2014 by AB. At each reporting date, AB estimates the fair values of the contingent consideration expected to be paid based upon probability-weighted AUM and revenue projections, using unobservable market data inputs, which are included in Level 3 of the valuation hierarchy.

   In 2015, AFS fixed maturities with fair values of $125 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $99 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 1.3% of total equity at December 31, 2015.

   In 2014, AFS fixed maturities with fair values of $82 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $15 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.50% of total equity at December 31, 2014.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2015 and 2014, respectively.

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                                STATE AND
                                                                POLITICAL               COMMERCIAL    RESIDENTIAL
                                                                  SUB-        FOREIGN   MORTGAGE-      MORTGAGE-       ASSET-
                                                  CORPORATE     DIVISIONS      GOVTS      BACKED        BACKED         BACKED
                                                ------------  -------------  ---------  ----------  ---------------  ---------
                                                                                 (IN MILLIONS)
BALANCE, JANUARY 1, 2015....................... $        380  $          47  $      --  $      715  $             2  $      53
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............            3             --         --           1               --         --
     Investment gains (losses), net............            2             --         --         (38)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
  Subtotal.....................................            5             --         --         (37)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
Other comprehensive income (loss)..............          (25)            (1)        --          64               --         (4)
Purchases/(3)/.................................           60             --          1          --               --         --
Sales/(4)/.....................................          (38)            (1)        --        (175)              (2)        (9)
Transfers into Level 3/(1)/....................           99             --         --          --               --         --
Transfers out of Level 3/(1)/..................          (61)            --         --         (64)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
BALANCE, DECEMBER 31, 2015..................... $        420  $          45  $       1  $      503  $            --  $      40
                                                ============  =============  =========  ==========  ===============  =========

BALANCE, JANUARY 1, 2014....................... $        291  $          46  $      --  $      700  $             4  $      83
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............            2             --         --           2               --         --
     Investment gains (losses), net............            3             --         --         (89)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
  Subtotal..................................... $          5  $          --  $      --  $      (87) $            --  $      --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
Other comprehensive income (loss)..............            6              2         --         135               --          7
Purchases/(3)/.................................          162             --         --          --               --         --
Sales/(4)/.....................................          (30)            (1)        --         (20)              (2)       (37)
Transfers into Level 3/(1)/....................           15             --         --          --               --         --
Transfers out of Level 3/(1)/..................          (69)            --         --         (13)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
BALANCE, DECEMBER 31, 2014..................... $        380  $          47  $      --  $      715  $             2  $      53
                                                ============  =============  =========  ==========  ===============  =========

BALANCE, JANUARY 1, 2013....................... $        355  $          50  $      19  $      900  $             9  $     113
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............            2             --         --          --               --         --
     Investment gains (losses), net............            5             --         --         (68)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
  Subtotal.....................................            7             --         --         (68)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
Other comprehensive income (loss)..............           (1)            (3)        (2)         13               (1)         3
Purchases/(3)/.................................           70             --         --          31               --         --
Sales/(4)/.....................................         (150)            (1)       (17)       (160)              (4)       (22)
Transfers into Level 3/(1)/....................           20             --         --          --               --         --
Transfers out of Level 3/(1)/..................          (10)            --         --         (16)              --        (11)
                                                ------------  -------------  ---------  ----------  ---------------  ---------
BALANCE, DECEMBER 31, 2013..................... $        291  $          46  $      --  $      700  $             4  $      83
                                                ============  =============  =========  ==========  ===============  =========

                                                 REDEEM-                                              GWBL
                                                  ABLE                         GMIB      SEPARATE   AND OTHER  CONTINGENT
                                                PREFERRED    OTHER EQUITY   REINSURANCE  ACCOUNTS   FEATURES     PAYMENT
                                                  STOCK      INVESTMENTS       ASSET      ASSETS    LIABILITY  ARRANGEMENT
                                               ----------  ---------------  -----------  --------  ----------  -----------
                                                                              (IN MILLIONS)
BALANCE, JANUARY 1, 2015...................... $       --  $            61  $    10,711  $    260  $      128           42
Total gains (losses), realized and
  unrealized, included in:
  Earnings (loss) as:
   Net investment income (loss)...............         --               --           --        --          --           --
   Investment gains (losses), net.............         --                5           --        36          --           --
   Increase (decrease) in the fair value of
     reinsurance contracts....................         --               --         (327)       --          --           --
   Policyholders' benefits....................         --               --           --        --        (130)          --
                                               ----------  ---------------  -----------  --------  ----------   ----------
     Subtotal.................................         --                5         (327)       36        (130)          --
                                               ----------  ---------------  -----------  --------  ----------   ----------
  Other comprehensive income (loss)...........         --                2           --        --          --           --
Purchases/(2)/................................         --                1          228        26         186           --
Sales/(3)/....................................         --              (20)         (42)       (2)         --          (11)
Settlements/(4)/..............................         --               --           --        (5)         --           --
Transfers into Level 3/(1)/...................         --               --           --        --          --           --
Transfers out of Level 3/(1)/.................         --               --           --        (2)         --           --
                                               ----------  ---------------  -----------  --------  ----------   ----------
BALANCE, DECEMBER 31, 2015.................... $       --  $            49  $    10,570  $    313  $      184           31
                                               ==========  ===============  ===========  ========  ==========   ==========

BALANCE, JANUARY 1, 2014...................... $       15  $            52  $     6,747  $    237  $       --           38
Total gains (losses), realized and
  unrealized, included in:
  Earnings (loss) as:
   Net investment income (loss)...............         --                3           --        --          --           --
   Investment gains (losses), net.............         --                1           --        15          --           --
   Increase (decrease) in the fair value of
     reinsurance contracts....................         --               --        3,774        --          --           --
   Policyholders' benefits....................         --               --           --        --          (8)          --
                                               ----------  ---------------  -----------  --------  ----------   ----------
     Subtotal................................. $       --  $             4  $     3,774  $     15  $       (8)          --
                                               ----------  ---------------  -----------  --------  ----------   ----------
  Other comprehensive income(loss)............         --               --           --        --          --           --
Purchases/(2)/................................         --                8          225        16         136            9
Sales/(3)/....................................        (15)              (1)         (35)       (3)         --           (5)
Settlements/(4)/..............................         --               --           --        (5)         --           --
Transfers into Level 3/(1)/...................         --               --           --        --          --           --
Transfers out of Level 3/(1)/.................         --               (2)          --        --          --           --
                                               ----------  ---------------  -----------  --------  ----------   ----------
BALANCE, DECEMBER 31, 2014.................... $       --  $            61  $    10,711  $    260  $      128           42
                                               ==========  ===============  ===========  ========  ==========   ==========

                                                Redeem-                                                         GWBL
                                                 able                    Other        GMIB        Separate    and Other
                                               Preferred Other Equity   Invested   Reinsurance    Accounts    Features
                                                 Stock   Investments     Assets       Asset        Assets     Liability
                                               --------- ------------  ---------  -------------  ----------  ----------
                                                                             (In Millions)
BALANCE, JANUARY 1, 2013...................... $      15 $         77  $      (2) $      11,044  $      224  $      265
Total gains (losses), realized and
  unrealized, included in:
  Earnings (loss) as:
   Net Investment Income (loss)...............                     10
   Investment gains (losses), net.............        --           (7)        --             --          10          --
   Increase (decrease) in the fair value of
     reinsurance contracts....................        --           --         --         (4,496)         --          --
   Policyholders' benefits....................        --           --         --             --          --        (351)
                                               --------- ------------  ---------  -------------  ----------  ----------
     Subtotal.................................        --            3         --         (4,496)         10        (351)
                                               --------- ------------  ---------  -------------  ----------  ----------
  Other comprehensive income (loss)...........        --           --          2             --          (1)         --
Purchases/(2)/................................        --            4         --            237           6          86
Sales/(3)/....................................        --           (3)        --            (38)         (3)         --
Settlements/(4)/..............................        --           --         --             --          (2)         --
Transfers into Level 3/(1)/...................        --           --         --             --           3          --
Transfers out of Level 3/(1)/.................        --          (29)        --             --          --          --
                                               --------- ------------  ---------  -------------  ----------  ----------
BALANCE, DECEMBER 31, 2013.................... $      15 $         52  $      --  $       6,747  $      237  $       --
                                               ========= ============  =========  =============  ==========  ==========

  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.
  /(2)/For the GMIB reinsurance contract asset and GWBL and other features reserves, represents premiums.
  /(3)/For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GWBL and other features reserves represents benefits paid.
  /(4)/For contingent payment arrangements, it represents payments under the arrangement.

   The table below details changes in unrealized gains (losses) for 2015 and 2014 by category for Level 3 assets and liabilities still held at December 31, 2015 and 2014, respectively:

                                                                EARNINGS (LOSS)
                                                -----------------------------------------------
                                                                                 INCREASE
                                                   NET                       (DECREASE) IN THE
                                                INVESTMENT   INVESTMENT        FAIR VALUE OF                    POLICY-
                                                  INCOME        GAINS           REINSURANCE                     HOLDERS'
                                                  (LOSS)    (LOSSES), NET        CONTRACTS            OCI       BENEFITS
                                                ---------- --------------- --------------------  ------------  ----------
                                                                              (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2015
STILL HELD AT DECEMBER 31, 2015
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $       -- $            -- $                 --  $        (25) $       --
     State and political subdivisions..........         --              --                   --            (2)         --
     Commercial mortgage-backed................         --              --                   --            61          --
     Asset-backed..............................         --              --                   --            (4)         --
     Other fixed maturities, available-for-
       sale....................................         --              --                   --            --          --
                                                ---------- --------------- --------------------  ------------  ----------
       Subtotal................................ $       -- $            -- $                 --  $         30  $       --
                                                ---------- --------------- --------------------  ------------  ----------
   GMIB reinsurance contracts..................         --              --                 (141)           --          --
   Separate Accounts' assets...................         --              36                   --            --          --
   GWBL and other features' liability..........         --              --                   --            --         184
                                                ---------- --------------- --------------------  ------------  ----------
       Total................................... $       -- $            36 $               (141) $         30  $      184
                                                ========== =============== ====================  ============  ==========

Level 3 Instruments
Full Year 2014
Still Held at December 31, 2014
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $       -- $            -- $                 --  $          6  $       --
     State and political subdivisions..........         --              --                   --             2          --
     Commercial mortgage-backed................         --              --                   --           112          --
     Asset-backed..............................         --              --                   --             7          --
     Other fixed maturities, available-for-
       sale....................................         --              --                   --            --          --
                                                ---------- --------------- --------------------  ------------  ----------
       Subtotal................................ $       -- $            -- $                 --  $        127  $       --
                                                ---------- --------------- --------------------  ------------  ----------
   GMIB reinsurance contracts..................         --              --                3,964            --          --
   Separate Accounts' assets...................         --              15                   --            --          --
   GWBL and other features' liability..........         --              --                   --            --         128
                                                ---------- --------------- --------------------  ------------  ----------
       Total................................... $       -- $            15 $              3,964  $        127  $      128
                                                ========== =============== ====================  ============  ==========

   The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2015 and 2014, respectively.

        QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
                               DECEMBER 31, 2015

                                 FAIR         VALUATION
                                 VALUE        TECHNIQUE        SIGNIFICANT UNOBSERVABLE INPUT       RANGE
                                ------- ---------------------- ------------------------------ -----------------
                                                              (IN MILLIONS)
ASSETS:
Investments:
  Fixed maturities,
  available-for-sale:

   Corporate................... $    61 Matrix pricing model                  Spread over the
                                                                            industry-specific
                                                                        benchmark yield curve 50 BPS - 565 BPS

                                    154 Market comparable                    EBITDA multiples   7.8X - 19.1X
                                          companies                             Discount rate   7.0% - 12.6%
                                                                          Cash flow Multiples   14.0X - 16.5X
---------------------------------------------------------------------------------------------------------------

   Asset-backed................       3 Matrix pricing model                 Spread over U.S.
                                                                               Treasury curve 30 BPS - 687 BPS
---------------------------------------------------------------------------------------------------------------

Other equity investments.......      10 Market comparable                    Revenue multiple    2.5X - 4.8X
                                          companies                    Marketability Discount       30.0%
---------------------------------------------------------------------------------------------------------------

Separate Accounts' assets......     271 Third party appraisal             Capitalization rate       4.9%
                                                                     Exit capitalization rate       5.9%
                                                                                Discount rate       6.7%

                                      7 Discounted cash flow                 Spread over U.S.
                                                                               Treasury curve
                                                                       Gross domestic product 280 BPS - 411 BPS
                                                                                         rate   0.0% - 1.09%
                                                                              Discount factor    2.3% - 5.9%
---------------------------------------------------------------------------------------------------------------

GMIB reinsurance contracts.....  10,570 Discounted cash flow                      Lapse Rates    0.6% - 5.7%
                                                                             Withdrawal rates    0.2% - 8.0%
                                                                       GMIB Utilization Rates    0.0% - 15%
                                                                         Non-performance risk  5 BPS - 18 BPS
                                                                    Volatility rates - Equity     9% - 35%
---------------------------------------------------------------------------------------------------------------

LIABILITIES:
GMWB/GWBL/(1)/.................     120 Discounted cash flow                      Lapse Rates    1.0% - 5.7%
                                                                             Withdrawal rates    0.0% - 7.0%
                                                                    Volatility rates - Equity     9% - 35%
---------------------------------------------------------------------------------------------------------------

  /(1)/Excludes GMAB and GIB liabilities.

        Quantitative Information about Level 3 Fair Value Measurements
                               December 31, 2014

                                Fair         Valuation
                                Value        Technique         Significant Unobservable Input         Range
                               ------- ---------------------- --------------------------------- -----------------
                                                             (In Millions)
ASSETS:
Investments:
Fixed maturities,
  available-for-sale:

   Corporate.................. $    75 Matrix pricing model
                                                              Spread over the industry-specific
                                                                          benchmark yield curve  0 BPS - 590 BPS

                                   132 Market comparable
                                         companies                                Discount rate   11.2% - 15.2%
-----------------------------------------------------------------------------------------------------------------

   Asset-backed...............       5 Matrix pricing model                    Spread over U.S.
                                                                                 Treasury curve 30 BPS - 687 BPS
-----------------------------------------------------------------------------------------------------------------

Other equity investments......      20 Market comparable                       Revenue multiple    2.0X - 3.5X
                                         companies                                Discount rate       18.0%
                                                                                 Discount years         2
-----------------------------------------------------------------------------------------------------------------

Separate Accounts' assets.....     234 Third party appraisal                Capitalization rate       5.2%
                                                                       Exit capitalization rate       6.2%
                                                                                  Discount rate       7.1%

                                     7 Discounted cash flow                    Spread over U.S.
                                                                                 Treasury curve
                                                                         Gross domestic product 238 BPS - 395 BPS
                                                                                           rate    0.0% - 2.4%
                                                                                Discount factor    1.3% - 5.4%
-----------------------------------------------------------------------------------------------------------------

GMIB reinsurance contracts....  10,711 Discounted cash flow                         Lapse Rates    1.0% - 8.0%
                                                                               Withdrawal Rates    0.2% - 8.0%
                                                                         GMIB Utilization Rates   0.0% - 15.0%
                                                                           Non-performance risk  5 BPS - 16 BPS
                                                                      Volatility rates - Equity   9.0% - 34.0%
-----------------------------------------------------------------------------------------------------------------

LIABILITIES:
GMWB/GWBL /(1)/...............     107 Discounted cash flow                         Lapse Rates    1.0% - 8.0%
                                                                               Withdrawal Rates    0.0% - 7.0%
                                                                      Volatility rates - Equity   9.0% - 34.0%
-----------------------------------------------------------------------------------------------------------------

  /(1)/Excludes GMAB and GIB liabilities.

   Excluded from the tables above at December 31, 2015 and 2014, respectively, are approximately $865 million and $1,045 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. The fair value measurements of these Level 3 investments comprise approximately 63.1% and 68.8% of total assets classified as Level 3 and represent only 0.6% and 0.7% of total assets measured at fair value on a recurring basis at December 31, 2015 and 2014 respectively. These investments primarily consist of certain privately placed debt securities with limited trading activity, including commercial mortgage-, residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   Included in the tables above at December 31, 2015 and 2014, respectively, are approximately $215 million and $207 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3. The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique, representing approximately 51.2% and 54.4% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2015 and 2014, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2015 and 2014, are approximately 7.5% and 9.4%, respectively, of the total fair value of these Level 3 securities that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Other equity investments classified as Level 3 primarily consist of private venture capital fund investments of AB for which fair values are adjusted to reflect expected exit values as evidenced by financing and sale transactions with third parties or when consideration of other factors, such as current company performance and market conditions, is determined by management to require valuation adjustment. Significant increase (decrease) in isolation in the underlying enterprise value to revenue multiple and enterprise value to R&D investment multiple, if applicable, would result in significantly higher (lower) fair value measurement. Significant increase (decrease) in the discount rate would result in a significantly lower (higher) fair value measurement. Significant increase (decrease) in isolation in the discount factor ascribed for lack of marketability and various risk factors would result in significantly lower (higher) fair value measurement. Changes in the discount factor generally are not correlated to changes in the value multiples. Also classified as Level 3 at December 31, 2015 and 2014, respectively, are approximately $32 million and $31 million private venture capital fund-of-fund investments of AB for which fair value is estimated using the capital account balances provided by the partnerships. The interests in these partnerships cannot be redeemed. As of December 31, 2015 and 2014, AB's aggregate unfunded commitments to these investments were approximately $3 million and $3 million, respectively.

   Separate Accounts' assets classified as Level 3 in the table at December 31, 2015 and 2014, primarily consist of a private real estate fund with a fair value of approximately $271 million and $234 million, a private equity investment with a fair value of approximately $2 million and $2 million and mortgage loans with fair value of approximately $5 million and $5 million, respectively. A third party appraisal valuation technique is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to the appraisal value would result in a higher (lower) measure of fair value. A discounted cash flow approach is applied to determine the private equity investment for which the significant unobservable assumptions are the gross domestic product rate formula and a discount factor that takes into account various risks, including the illiquid nature of the investment. A significant increase (decrease) in the gross domestic product rate would have a directionally inverse effect on the fair value of the security. With respect to the fair value measurement of mortgage loans a discounted cash flow approach is applied, a significant increase (decrease) in the assumed spread over U.S. Treasuries would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. The remaining Separate Accounts' investments classified as Level 3 excluded from the table consist of mortgage- and asset-backed securities with fair values of approximately $28 million and $7 million at December 31, 2015 and $11 million and $8 million at December 31, 2014, respectively. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

   The three AB acquisition-related contingent consideration liabilities (with a combined fair value of $31 million and $42 million as of December 31, 2015 and 2014, respectively) are currently valued using projected AUM growth rates with a weighted average of 46.0%, revenue growth rates with a weighted average of 43.0%, and discount rates of 3.0% (using a cost of debt assumption). During the fourth quarters of 2015 and 2014, AB recorded changes in estimates of the contingent consideration payable relating to recent acquisitions of $7 million and $4 million, respectively.

   The carrying values and fair values at December 31, 2015 and 2014 for financial instruments not otherwise disclosed in Notes 3 and 12 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

                                                                   FAIR VALUE
                                              CARRYING ----------------------------------
                                               VALUE   LEVEL 1 LEVEL 2  LEVEL 3   TOTAL
                                              -------- ------- -------- -------- --------
                                                             (IN MILLIONS)
December 31, 2015:
MORTGAGE LOANS ON REAL ESTATE................ $  7,171 $    -- $     -- $  7,257 $  7,257
LOANS TO AFFILIATES..........................    1,087      --      795      390    1,185
POLICYHOLDERS LIABILITIES: INVESTMENT
  CONTRACTS..................................    7,825      --       --    7,930    7,930
POLICY LOANS.................................    3,393      --       --    4,343    4,343
SHORT-TERM DEBT..............................      584      --      584       --      584
SEPARATE ACCOUNT LIABILITIES.................    5,124      --       --    5,124    5,124
December 31, 2014:
Mortgage loans on real estate................ $  6,463 $    -- $     -- $  6,617    6,617
Loans to affiliates..........................    1,087      --    1,203       --    1,203
Policyholders liabilities: Investment
  contracts..................................    2,799      --       --    2,941    2,941
Policy loans.................................    3,408      --       --    4,406    4,406
Short-term debt..............................      688      --      700       --      700
Separate Account Liabilities.................    5,019      --       --    5,019    5,019

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   The Company's short-term debt primarily includes commercial paper issued by AB with short-term maturities and book value approximates fair value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined from quotations provided by brokers knowledgeable about these securities and internally assessed for reasonableness, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. treasury yield curve and historical loan repayment patterns.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholder's account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and FHLBNY funding agreements and escrow shield plus product reserves are held at book value.

8) GMDB, GMIB, GIB, GWBL AND OTHER FEATURES AND NO LAPSE GUARANTEE FEATURES

    A) Variable Annuity Contracts -- GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

      . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                                                GMDB      GMIB      TOTAL
                                              --------  --------  --------
                                                      (IN MILLIONS)
Balance at January 1, 2013................... $  1,772  $  4,561  $  6,333
  Paid guarantee benefits....................     (237)     (325)     (562)
  Other changes in reserve...................       91       (33)       58
                                              --------  --------  --------
Balance at December 31, 2013.................    1,626     4,203     5,829
  Paid guarantee benefits....................     (231)     (220)     (451)
  Other changes in reserve...................      334     1,661     1,995
                                              --------  --------  --------
Balance at December 31, 2014.................    1,729     5,644     7,373
  Paid guarantee benefits....................     (313)      (89)     (402)
  Other changes in reserve...................    1,570      (258)    1,312
                                              --------  --------  --------
Balance at December 31, 2015................. $  2,986  $  5,297  $  8,283
                                              ========  ========  ========

   Related GMDB reinsurance ceded amounts were:

                                                                     GMDB
                                                                 -------------
                                                                 (IN MILLIONS)
Balance at January 1, 2013...................................... $         844
  Paid guarantee benefits.......................................          (109)
  Other changes in reserve......................................            56
                                                                 -------------
Balance at December 31, 2013....................................           791
  Paid guarantee benefits.......................................          (114)
  Other changes in reserve......................................           155
                                                                 -------------
Balance at December 31, 2014....................................           832
  Paid guarantee benefits.......................................          (148)
  Other changes in reserve......................................           746
                                                                 -------------
Balance at December 31, 2015.................................... $       1,430
                                                                 =============

   The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

   The December 31, 2015 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                               RETURN OF
                                                PREMIUM    RATCHET   ROLL-UP     COMBO     TOTAL
                                               ---------  --------  ---------  ---------  -------
                                                              (DOLLARS IN MILLIONS)
GMDB:
-----
  Account values invested in:
   General Account............................ $  13,037  $    132  $      78  $     244  $13,491
   Separate Accounts.......................... $  38,438  $  8,570  $   3,472  $  34,160  $84,640
  Net amount at risk, gross................... $     397  $    422  $   2,389  $  15,872  $19,080
  Net amount at risk, net of amounts
   reinsured.................................. $     397  $    302  $   1,616  $   6,743  $ 9,058
  Average attained age of contractholders.....      51.1      65.4       71.7       66.4     55.0
  Percentage of contractholders over age 70...       9.0%     35.4%      58.1%      38.2%    16.6%
  Range of contractually specified interest
   rates......................................       N/A       N/A       3%-6%    3%-6.5%  3%-6.5%

GMIB:
-----
  Account values invested in:
   General Account............................       N/A       N/A  $      41  $     351  $   392
   Separate Accounts..........................       N/A       N/A  $  15,467  $  41,092  $56,559
  Net amount at risk, gross...................       N/A       N/A  $   1,179  $   6,232  $ 7,411
  Net amount at risk, net of amounts
   reinsured..................................       N/A       N/A  $     351  $   1,561  $ 1,912
  Weighted average years remaining until
   annuitization..............................       N/A       N/A        1.4        1.9      1.9
  Range of contractually specified interest
   rates......................................       N/A       N/A       3%-6%    3%-6.5%  3%-6.5%

   The liability for SCS, SIO, MSO and IUL indexed features and the GIB and GWBL and other features, not included above, was $494 million and $508 million at December 31, 2015 and 2014, respectively, which are accounted for as embedded derivatives. The liability for GIB, GWBL and other features reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios. The liability for SCS, SIO, MSO and IUL reflects the present value of expected future payments assuming the segments are held to maturity.

   In-force management

   The Company continues to proactively manage its in-force business. For example:

      . GMIB/GWBL LUMP SUM OPTION. In 2015, the Company added a lump sum option to certain contracts with GMIB and GWBL benefits. Prior to the addition of this option, if an eligible contractholder's adjusted account value fell to zero, the contractholder would automatically receive a stream of payments over his or her lifetime. With this option, eligible contractholders now have the ability to receive a percentage of the present value of those lifetime payments in a one-time lump sum payment.

      . GMDB/GMIB BUYBACK. Beginning in 2012, the Company initiated several programs to purchase from certain contractholders the GMDB and GMIB riders contained in their Accumulator(R) contracts. Most recently in 2015, the Company initiated a program to give contractholders an option to elect a full buyout of their rider or a new partial
          (50%) buyout of their rider.

   The Company believes that the lump sum option and buyback programs are mutually beneficial to both the Company and contractholders who no longer need or want the GMDB, GMIB or GWBL rider. As a result of the 2015 buyback program, the Company is assuming a change in the short-term behavior of remaining contractholders, as those who do not accept are assumed to be less likely to surrender their contract over the short term. The Company is also incorporating the expectation that some contractholders will utilize the new lump sum option product feature.

   Due to the difference in accounting recognition between the GMDB/GMIB and GWBL reserves and the fair value of the GMIB reinsurance contract asset, the net impact of the addition of the lump sum option to certain contracts and the 2015 buyback offer is an after-tax loss of $247 million, which was recognized in 2015. The net impact of a 2013 buyback that completed in 2014 was an after-tax loss of $29 million and $20 million to Net earnings in 2014 and 2013, respectively. For additional information, see "Accounting for VA Guarantee Features" in Note 2.

    B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                 DECEMBER 31,
                                              ------------------
                                                2015     2014
                                              -------- ---------
                                                (IN MILLIONS)
GMDB:
-----
Equity....................................... $ 66,230 $  67,108
Fixed income.................................    2,686     3,031
Balanced.....................................   15,350    17,505
Other........................................      374       404
                                              -------- ---------
Total........................................ $ 84,640 $  88,048
                                              ======== =========

GMIB:
-----
Equity....................................... $ 43,874 $  43,850
Fixed income.................................    1,819     1,988
Balanced.....................................   10,696    12,060
Other........................................      170       186
                                              -------- ---------
Total........................................ $ 56,559 $  58,084
                                              ======== =========

    C) Hedging Programs for GMDB, GMIB, GIB and GWBL and Other Features

   Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2015, the total account value and net amount at risk of the hedged variable annuity contracts were $50,333 million and $7,841 million, respectively, with the GMDB feature and $32,740 million and $1,560 million, respectively, with the GMIB and GIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

    D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse Guarantee

   The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the no lapse guarantee liabilities, reflected in the General Account in Future policy benefits and other policyholders' liabilities, the related reinsurance reserve ceded, reflected in Amounts due from reinsurers and deferred cost of reinsurance, reflected in Other assets in the Consolidated balance sheets.

                                               DIRECT   REINSURANCE
                                              LIABILITY    CEDED       NET
                                              --------- -----------  --------
                                                       (IN MILLIONS)
Balance at January 1, 2013................... $     556 $      (310) $    246
  Other changes in reserves..................       273        (131)      142
                                              --------- -----------  --------
Balance at December 31, 2013.................       829        (441)      388
  Other changes in reserves..................       135        (114)       21
                                              --------- -----------  --------
Balance at December 31, 2014.................       964        (555)      409
  Other changes in reserves..................       120          16       136
                                              --------- -----------  --------
Balance at December 31, 2015................. $   1,084 $      (539) $    545
                                              ========= ===========  ========

9) REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains up to $25 million on each single-life policy and$30 million on each second-to-die policy, with the excess 100% reinsured. The Company also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2015, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 4.1% and 48.4%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 19.6% and 54.6%, respectively, of its current liability exposure resulting from the GMIB feature. See Note 8.

   Based on management's estimates of future contract cash flows and experience, the fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2015 and 2014 were $10,570 million and $10,711 million, respectively. The increases (decreases) in fair value were $(141) million, $3,964 million and $(4,297) million for 2015, 2014 and 2013, respectively.

   At December 31, 2015 and 2014, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,458 million and $2,367 million, of which $2,005 million and $2,069 million related to three specific reinsurers, which were Zurich Insurance Company Ltd. (AA -- rating), Paul Revere Life Insurance Company (A rating) and Connecticut General Life Insurance Company (AA- rating). At December 31, 2015 and 2014, affiliated reinsurance recoverables related to insurance contracts amounted to $2,009 million and $1,684 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations.

   Reinsurance payables related to insurance contracts were $131 million and $74 million, at December 31, 2015 and 2014, respectively.

   The Company cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $92 million and $110 million at December 31, 2015 and 2014, respectively.

   The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   The Company has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, AXA Equitable currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2015 and 2014 were $744 million and $757 million, respectively.

   For affiliated reinsurance agreements see Note 11 "Related Party
   Transactions."

   The following table summarizes the effect of reinsurance:

                                               2015    2014    2013
                                              ------  ------  ------
                                                   (IN MILLIONS)

Direct premiums.............................. $  820  $  844  $  848
Reinsurance assumed..........................    207     211     213
Reinsurance ceded............................   (539)   (541)   (565)
                                              ------  ------  ------
Premiums..................................... $  488  $  514  $  496
                                              ======  ======  ======
Universal Life and Investment-type Product
  Policy Fee Income Ceded.................... $  279  $  270  $  247
                                              ======  ======  ======
Policyholders' Benefits Ceded................ $  527  $  726  $  703
                                              ======  ======  ======

   Individual Disability Income and Major Medical

   Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $80 million and $78 million at December 31, 2015 and 2014, respectively. At December 31, 2015 and 2014, respectively, $1,652 million and $1,714 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group, rated AA-. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                              2015  2014  2013
                                              ----- ----- -----
                                                (IN MILLIONS)

Incurred benefits related to current year.... $  11 $  14 $  15
Incurred benefits related to prior years.....    22    16    10
                                              ----- ----- -----
Total Incurred Benefits...................... $  33 $  30 $  25
                                              ===== ===== =====
Benefits paid related to current year........ $  18 $  20 $  19
Benefits paid related to prior years.........    13    11    13
                                              ----- ----- -----
Total Benefits Paid.......................... $  31 $  31 $  32
                                              ===== ===== =====

10)SHORT-TERM DEBT

   Short-term debt consists of the following:

                                              DECEMBER 31,
                                              -------------
                                               2015   2014
                                              ------ ------
                                              (IN MILLIONS)
Short-term debt:
AB:
  Commercial paper (with interest rates of
   0.5% and 0.3%)............................ $  584 $  489
AXA Equitable:
  Surplus Notes, 7.7%, due 2015..............     --    200
                                              ------ ------
Total short-term debt........................ $  584 $  689
                                              ====== ======

   Short-term Debt

   AB has a $1,000 million committed, unsecured senior revolving credit facility ("AB Credit Facility") with a group of commercial banks and other lenders. The AB Credit Facility provides for possible increases in the principal amount by up to an aggregate incremental amount of $250 million, any such increase being subject to the consent of the affected lenders. The AB Credit Facility is available for AB's and SCB LLC's business purposes, including the support of AB's $1,000 million commercial paper program. Both AB and SCB LLC can draw directly under the AB Credit Facility and management may draw on the AB Credit Facility from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Credit Facility.

   The AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including, among other things, restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. As of December 31, 2015, AB and SCB LLC were in compliance with these covenants. The AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency- or bankruptcy-related events of default, all amounts payable under the AB Credit Facility automatically would become immediately due and payable, and the lender's commitments automatically would terminate.

   On October 22, 2014, as part of an amendment and restatement, the maturity date of the AB Credit Facility was extended from January 17, 2017 to October 22, 2019. There were no other significant changes included in the amendment.

   As of December 31, 2015 and 2014, AB and SCB LLC had no amounts outstanding under the AB Credit Facility. During 2015 and 2014, AB and SCB LLC did not draw upon the AB Credit Facility.

   In addition, SCB LLC has three uncommitted lines of credit with three financial institutions. Two of these lines of credit permit SCB LLC to borrow up to an aggregate of approximately $200 million, with AB named as an additional borrower, while one has no stated limit. As of December 31, 2015 and 2014, SCB LLC had no bank loans outstanding.

11)RELATED PARTY TRANSACTIONS

   Loans to Affiliates

   In September 2007, AXA issued a $650 million 5.4% Senior Unsecured Note to AXA Equitable. The note pays interest semi-annually and was scheduled to mature on September 30, 2012. In March 2011, the maturity date of the note was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. In November 2014, this loan was refinanced and a new $382 million, seven year term loan with an interest rate of 4.0% was issued.

   In third quarter 2013, AXA Equitable purchased, at fair value, AXA Arizona's $50 million note receivable from AXA for $56 million. This note pays interest semi-annually at an interest rate of 5.4% and matures on December 15, 2020.

   Loans from Affiliates

   In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% and was scheduled to mature on December 1, 2035. In December 2014, AXA Equitable repaid this note at par value plus interest accrued of $1 million to AXA Financial.

   In December 2008, AXA Equitable issued a $500 million callable 7.1% surplus note to AXA Financial. The note pays interest semi-annually and was scheduled to mature on December 1, 2018. In June 2014, AXA Equitable repaid this note at par value plus interest accrued of $3 million to AXA Financial.

   Other Transactions

   Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable Qualified Pension Plan ("AXA Equitable QP") was transferred from AXA Equitable to AXA Financial under terms of an Assumption Agreement. For additional information regarding this transaction see Note 12.

   In third quarter 2013, AXA Equitable purchased, at fair value, MONY Life Insurance Company's ("MONY Life"), equity interest in limited partnerships for $53 million and MONY Life's CMBS portfolio for $31 million. MONY Life was a subsidiary of AXA Financial through October 1, 2013.

   The Company reimburses AXA Financial for expenses related to certain employee compensation and benefits. Such reimbursement is based on the cost to AXA Financial of the benefits provided which totaled $20 million, $29 million and $40 million, respectively, for 2015, 2014 and 2013.

   In 2015, 2014 and 2013, respectively, the Company paid AXA Distribution Holding Corporation ("AXA Distribution") and its subsidiaries $603 million, $616 million and $621 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $321 million, $325 million and $345 million, respectively, for their applicable share of operating expenses in 2015, 2014 and 2013, pursuant to Service agreement.

   AXA Distributors received $13 million, $2 million and $2 million in commissions and fees for the sale of MONY Life Insurance Company of America ("MONY America") insurance products in 2015, 2014 and 2013, respectively. AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable.

   The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products through reinsurance transactions with AXA RE Arizona Company ("AXA Arizona"), a wholly-owned subsidiary of AXA Financial.

   The Company currently reinsures to AXA Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA Arizona also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA Arizona provide important capital management benefits to AXA Equitable. At December 31, 2015 and 2014, the Company's GMIB reinsurance asset with AXA Arizona had carrying values of $8,741 million and $8,560 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums in 2015, 2014 and 2013 related to the UL and no lapse guarantee riders totaled approximately $453 million, $453 million and $474 million, respectively. Ceded claims paid in 2015, 2014 and 2013 were $54 million, $83 million and $70 million, respectively.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA Arizona to the extent that AXA Arizona holds assets in an irrevocable trust (the "Trust") ($9,099 million at December 31, 2015) and/or letters of credit ($3,205 million at December 31, 2015). These letters of credit are guaranteed by AXA. Under the reinsurance transactions, AXA Arizona is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Arizona fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA Arizona's liquidity.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life, an affiliate. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis.

   Premiums earned from the above mentioned affiliated reinsurance transactions in 2015, 2014 and 2013 totaled approximately $21 million, $22 million and $21 million, respectively. Claims and expenses paid in 2015, 2014 and 2013 were $5 million, $10 million and $10 million, respectively.

   In April 2015, AXA entered into a mortality catastrophe bond based on general population mortality in each of France, Japan and the U.S. The purpose of the bond is to protect AXA against a severe worldwide pandemic. AXA Equitable entered into a stop loss reinsurance agreement with AXA Global Life to protect AXA Equitable with respect to a deterioration in its claim experience following the occurrence of an extreme mortality event. The reinsurance agreement was approved by the NYDFS with a retroactive effective date of January 1, 2015 and is due to expire on December 31, 2024. Premiums and expenses associated with the reinsurance agreement were $4 million in 2015.

   AXA Equitable provides personnel services, employee benefits, facilities, supplies and equipment under service agreements with certain AXA Financial subsidiaries and affiliates to conduct their business. The associated costs related to the service agreement are allocated based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support each company. As a result of such allocations, AXA Equitable was reimbursed $94 million, $75 million and $148 million for 2015, 2014 and 2013, respectively.

   Both AXA Equitable and AB, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AB incurred expenses under such agreements of approximately $164 million, $173 million and $165 million in 2015, 2014 and 2013, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $14 million, $15 million and $24 million in 2015, 2014 and 2013, respectively. The net receivable (payable) related to these contracts was approximately $1 million and $3 million at December 31, 2015 and 2014, respectively.

   During 2015, 2014 and 2013 AXA Equitable FMG earned $707 million,
   $711 million and $690 million, respectively of Investment management and administrative fees from EQAT, VIP Trust, 1290 Funds (since inception in
   2014) and Other AXA Trusts. Accounts receivable from these transactions were $47 million and $48 million at December 31, 2015 and 2014, respectively.

   Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AB. These revenues are described below:

                                                 2015     2014     2013
                                               -------- -------- --------
                                                     (IN MILLIONS)
Investment advisory and services fees......... $  1,056 $  1,062 $  1,010
Distribution revenues.........................      415      433      455
Other revenues -- shareholder servicing fees..       85       91       91
Other revenues -- other.......................        5        6        6

12)EMPLOYEE BENEFIT PLANS

   AXA Equitable Retirement Plans

   AXA Equitable sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $18 million, $18 million and $0 million in 2015, 2014 and 2013, respectively.

   AXA Equitable also sponsors the AXA Equitable Retirement Plan (the "AXA Equitable QP"), a qualified defined benefit pension plan covering its eligible employees (including certain qualified part-time employees) and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plan.

   Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable QP was transferred from AXA Equitable to AXA Financial under the terms of an Assumption Agreement (the "Assumption Transaction"). Immediately preceding the Assumption Transaction, the AXA Equitable QP had plan assets (held in a trust for the exclusive benefit of plan participants) with market value of approximately $2,236 million and liabilities of approximately $2,447 million. The assumption by AXA Financial and resulting extinguishment of AXA Equitable's primary liability for its obligations under the AXA Equitable QP was recognized by AXA Equitable as a capital contribution in the amount of $211 million ($137 million, net of tax), reflecting the non-cash settlement of its net unfunded liability for the AXA Equitable QP at December 31, 2015. In addition, approximately $1,193 million ($772 million, net of tax) unrecognized net actuarial losses related to the AXA Equitable QP and accumulated in AOCI were also transferred to AXA Financial due to the Assumption Transaction. AXA Equitable remains secondarily liable for its obligations under the AXA Equitable QP and would recognize such liability in the event AXA Financial does not perform under the terms of the Assumption Agreement.

   AXA Equitable announced in the third quarter of 2013 that benefit accruals under the AXA Equitable QP would be discontinued after December 31, 2013. This plan curtailment resulted in a decrease in the Projected Benefit Obligation ("PBO") of approximately $29 million, which was offset against existing deferred losses in AOCI, and recognition of a $3 million curtailment loss from accelerated recognition of existing prior service costs accumulated in OCI.

   AB Retirement Plans

   AB maintains the Profit Sharing Plan for Employees of AB, a tax-qualified retirement plan for U.S. employees. Employer contributions under this plan are discretionary and generally are limited to the amount deductible for Federal income tax purposes.

   AB also maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AB in the United States prior to October 2, 2000. AB's benefits are based on years of credited service and average final base salary.

   Measurement Date

   The Company uses a December 31 measurement date for its pension plans.

   Contributions and Funding Policy

   For 2015, no cash contributions were made by AXA Equitable and AB to their respective qualified pension plans. The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Protection Act of 2006 (the "Pension Act"), and not greater than the maximum it can deduct for Federal income tax purposes. Based on the funded status of the plans at December 31, 2015, no minimum contribution is required to be made to either plan in 2016 under ERISA, as amended by the Pension Act, but management is currently evaluating if it will make contributions during 2016. Similarly, AB currently does not plan to make a contribution to its pension plan during 2016.

   Net Periodic Pension Expense

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                                2015     2014     2013
                                              -------  -------  -------
                                                    (IN MILLIONS)
Service cost................................. $     8  $     9  $    40
Interest cost................................      93      107       99
Expected return on assets....................    (159)    (155)    (155)
Actuarial (gain) loss........................       1        1        1
Net amortization.............................     110      111      155
Curtailment..................................      --       --        3
                                              -------  -------  -------
Net Periodic Pension Expense................. $    53  $    73  $   143
                                              =======  =======  =======

   Changes in PBO

   Changes in the PBO of the Company's qualified plans were comprised of:

                                                DECEMBER 31,
                                              ----------------
                                                2015     2014
                                              -------  -------
                                                (IN MILLIONS)
Projected benefit obligation, beginning of
  year....................................... $ 2,657  $ 2,463
Service cost.................................      --       --
Interest cost................................      93      107
Actuarial (gains) losses.....................      (6)     264
Benefits paid................................    (169)    (177)
Plan amendments and curtailments.............       1       --
                                              -------  -------
  Projected Benefit Obligation...............   2,576    2,657
Transfer to AXA Financial....................  (2,447)      --
                                              -------  -------
Projected Benefit Obligation, End of Year.... $   129  $ 2,657
                                              =======  =======

   Changes in Plan Assets/Funded Status

   The following table discloses the changes in plan assets and the funded status of the Company's qualified pension plans. The fair value of plan assets supporting the AXA Equitable QP liability was not impacted by the Assumption Transaction and the payment of plan benefits will continue to be made from the plan assets held in trust for the exclusive benefit of plan participants.

                                                DECEMBER 31,
                                              ----------------
                                                2015     2014
                                              -------  -------
                                                (IN MILLIONS)
Pension plan assets at fair value, beginning
  of year.................................... $ 2,473  $ 2,401
Actual return on plan assets.................      24      250
Contributions................................      --        6
Benefits paid and fees.......................    (175)    (184)
                                              -------  -------
Pension plan assets at fair value, end of
  year.......................................   2,322    2,473
PBO, immediately preceding the Transfer to
  AXA Financial..............................   2,576    2,657
                                              -------  -------
  Excess of PBO Over Pension Plan Assets,
   immediately preceding the Transfer to AXA
   Financial.................................    (254)    (184)
Transfer to AXA Financial.................... $   211  $    --
                                              -------  -------
Excess of PBO Over Pension Plan Assets, end
  of year.................................... $   (43) $  (184)
                                              =======  =======

   Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $43 million and $184 million at December 31, 2015 and 2014, respectively. The aggregate PBO/accumulated benefit obligation ("ABO") and fair value of pension plan assets for plans with PBOs/ABOs in excess of those assets were $2,576 million and $2,322 million, respectively, at December 31, 2015 and $2,657 million and $2,473 million, respectively, at December 31, 2014.

   Unrecognized Net Actuarial (Gain) Loss

   The following table discloses the amounts included in AOCI at December 31, 2015 and 2014 that have not yet been recognized by AXA Equitable as components of net periodic pension cost. Not shown in the table at December 31, 2015 is approximately $1,193 million unrecognized net actuarial losses related to the AXA Equitable QP and accumulated in AOCI transferred to AXA Financial due to the Assumption Transaction.

                                              DECEMBER 31,
                                              -------------
                                              2015   2014
                                              ----- -------
                                              (IN MILLIONS)
Unrecognized net actuarial (gain) loss....... $  49 $ 1,144
Unrecognized prior service cost (credit).....     1      --
                                              ----- -------
  Total...................................... $  50 $ 1,144
                                              ===== =======

   The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are approximately $340,000 and $0, respectively.

   Pension Plan Assets

   The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. See Note 2 for a description of the fair value hierarchy.

   2015 -- Immediately following the Assumption Transaction, the total fair value of plan assets for the qualified pension plans of the Company at December 31, 2015 was approximately $86 million, all supporting the AB qualified retirement plan.

   2014 -- The tables below disclose the allocation of the approximately $2,473 million fair value of total plan assets for the qualified pension plans of the Company and their level of observability within the fair value hierarchy at December 31, 2014. At December 31, 2014, assets classified as Level 1, Level 2 and Level 3 comprised approximately 32.4%, 57.6% and 10.0%, respectively, of qualified pension plan assets. During 2014, there were no transfers in/out of the Level 3 plan asset classification; activity in Level 3 consisted only of actual returns of approximately $22 million on those assets. Except for an investment at December 31, 2014 of approximately $1 million in a private REIT through a pooled separate account, there were no significant concentrations of credit risk arising within or across categories of qualified pension plan assets.

                                              DECEMBER 31,
                                              ------------
                                               2015   2014
                                              -----  -----
Fixed Maturities.............................  24.0%  49.4%
Equity Securities............................  56.0   38.8
Equity real estate...........................    --    9.8
Cash and short-term investments..............    --    1.3
Other........................................  20.0    0.7
                                              -----  -----
  Total...................................... 100.0% 100.0%
                                              =====  =====

                                              LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
                                              ------- ------- ------- ------
                                                      (IN MILLIONS)
DECEMBER 31, 2015:
ASSET CATEGORIES
Fixed Maturities:
  Other structured debt...................... $    -- $     9 $    -- $    9
Common and preferred equity..................      24      --      --     24
Mutual funds.................................      43      --      --     43
Private real estate investment trusts........      --      10      --     10
                                              ------- ------- ------- ------
   Total..................................... $    67 $    19 $    -- $   86
                                              ======= ======= ======= ======

                                              Level 1 Level 2  Level 3  Total
                                              ------- -------- ------- --------
                                                        (In Millions)
December 31, 2014:
Asset Categories
Fixed Maturities:
  Corporate.................................. $    -- $    833 $    -- $    833
  U.S. Treasury, government and agency.......      --      358      --      358
  States and political subdivisions..........      --       18      --       18
  Other structured debt......................      --        9       3       12
Common and preferred equity..................     743      177      --      920
Mutual funds.................................      46       --      --       46
Private real estate investment funds.........      --       --       1        1
Private real estate investment trusts........      --       10     242      252
Cash and cash equivalents....................      13       --      --       13
Short-term investments.......................      --       20      --       20
                                              ------- -------- ------- --------
   Total..................................... $   802 $  1,425 $   246 $  2,473
                                              ======= ======== ======= ========

   Plan asset guidelines for the AB qualified retirement plan specify an allocation weighting of 30% to 60% for return seeking investments (target of 40%), 10% to 30% for risk mitigating investments (target of 15%), 0% to 25% for diversifying investments (target of 17%) and 18% to 38% for dynamic asset allocation (target of 28%). Investments in mutual funds, hedge funds (and other alternative investments), and other commingled investment vehicles are permitted under the guidelines. Investments are permitted in overlay portfolios (regulated mutual funds) to complement the long-term strategic asset allocation. This portfolio overlay strategy is designed to manage short-term portfolio risk and mitigate the effect of extreme outcomes by varying the asset allocation of a portfolio through investment in the overlay portfolios.

   Discount Rate and Other Assumptions

   The discount rate assumptions used by AXA Equitable to measure the benefits obligations and related net periodic cost of the AXA Equitable QP reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under the AXA Equitable QP were discounted using a published high-quality bond yield curve for which AXA Equitable replaced its reference to the Citigroup-AA curve with the Citigroup Above-Median-AA curve beginning in 2014, thereby reducing the PBO of AXA Equitable's qualified pension plan and the related charge to equity to adjust the funded status of the plan by $25 million in 2014. At December 31, 2015, AXA Equitable refined its calculation of the discount rate to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient. Use of the discrete approach at December 31, 2015 produced a discount rate for the AXA Equitable QP of 3.98% as compared to a 4.00% aggregate rate, thereby increasing the net unfunded PBO of the AXA Equitable QP immediately preceding the Assumption Transaction by approximately $4 million in 2015.

   In fourth quarter 2015, the Society of Actuaries (SOA) released MP-2015, an update to the mortality projection scale issued last year by the SOA, indicating that while mortality data continued to show longer lives, longevity was increasing at a slower rate and lagging behind that previously suggested. For the year ended December 31, 2015 valuations of its defined benefits plans, AXA Equitable considered this new data as well as observations made from current practice regarding how best to estimate improved trends in life expectancies. As a result, AXA Equitable concluded to change the mortality projection scale used to measure and report its defined benefit obligations from 125% Scale AA to Scale BB, representing a reasonable "fit" to the results of the AXA Equitable QP mortality experience study and more aligned to current thinking in practice with respect to projections of mortality improvements. Adoption of that change increased the net unfunded PBO of the AXA Equitable QP immediately preceding the Assumption Transaction by approximately $83 million. At December 31, 2014, AXA Equitable modified its then-current use of Scale AA by adopting 125% Scale AA and introduced additional refinements to its projection of assumed mortality, including use of a full generational approach, thereby increasing the year-end 2014 valuation of the AXA Equitable QP PBO by approximately $54 million.

   The following table discloses assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2015 and 2014. As described above, AXA Equitable refined its calculation of the discount rate for the year ended December 31, 2015 valuation of its defined benefits plans to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient.

                                                                    DECEMBER 31,
                                                                    -----------
                                                                    2015   2014
                                                                    -----  -----
Discount rates:
   AXA Equitable QP, immediately preceding Transfer to AXA
     Financial..................................................... 3.98%    N/A
   Other AXA Equitable defined benefit plans....................... 3.66%    N/A
   AB Qualified Retirement Plan....................................  4.3%    N/A
  Benefits obligations (aggregate methodology for 2014)............   N/A   3.6%
  Periodic cost....................................................  3.6%   3.6%

Rates of compensation increase:
  Benefit obligation............................................... 6.00%  6.00%
  Periodic cost.................................................... 6.46%  6.00%

Expected long-term rates of return on pension plan assets
  (periodic cost).................................................. 6.75%  6.75%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

   Prior to 1987, participants' benefits under the AXA Equitable QP were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $6 million, $10 million and $10 million for 2015, 2014 and 2013, respectively.

   Future Benefits

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2016, and in the aggregate for the five years thereafter, all of which are subsequent to the Assumption Transaction. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2015 and include benefits attributable to estimated future employee service.

                                                                     PENSION
                                                                    BENEFITS
                                                                  --------------
                                                                  (IN MILLIONS)

2016............................................................. $            6
2017.............................................................              4
2018.............................................................              5
2019.............................................................              6
2020.............................................................              5
Years 2021 - 2025................................................             36

   AXA FINANCIAL ASSUMPTIONS

   In addition to the Assumption Transaction, since December 31, 1999, AXA Financial has legally assumed primary liability from AXA Equitable for all current and future liabilities of AXA Equitable under certain employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with all of these plans, as described in Note 11.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees, financial professionals and non-officer directors of AXA Financial and its subsidiaries, including the Company. AB also sponsors its own unit option plans for certain of its employees.

   Compensations costs for 2015, 2014 and 2013 for share-based payment arrangements as further described herein are as follows:

                                              2015  2014  2013
                                              ----- ----- ----
                                                (IN MILLIONS)
Performance Units/Shares..................... $  18 $  10 $ 43
Stock Options................................     1     1    2
AXA Shareplan................................    16    10   13
AB Stock Options.............................    --    --   (4)
AB Restricted Units..........................   174   171  286
Other Compensation plans/(1)/................     2    --   --
                                              ----- ----- ----
Total Compensation Expenses.................. $ 211 $ 192 $340
                                              ===== ===== ====

  /(1)/Other compensation plans include Stock Appreciation Rights, Restricted
       Stock and AXA Miles.

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance shares under the AXA International Performance Share Plan (the "Performance Share Plan"). Prior to 2013, they were granted performance units under the AXA Performance Unit Plan.

   Non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) are granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA
   ADRs) annually under The Equity Plan for Directors. They also were granted stock options in years prior to 2014.

   Performance Units and Performance Shares

   2015 GRANT. On June 19, 2015, under the terms of the 2015 Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to employees of AXA Equitable. The extent to which 2015-2017 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in shares to all participants. In 2015, the expense associated with the June 19, 2015 grant of performance shares were $8 million.

   SETTLEMENT OF 2012 GRANT IN 2015. On April 2, 2015, cash distributions of approximately $53 million were made to active and former AXA Equitable employees in settlement of 2,273,008 performance units earned under the terms of the AXA Performance Unit Plan 2012.

   2014 GRANT. On March 24, 2014, under the terms of the 2014 Performance Share Plan, AXA awarded approximately 2 million unearned performance shares to employees of AXA Equitable. The extent to which 2014-2016 cumulative performance targets measuring the performance of AXA and the insurance-related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The first tranche of the performance shares will vest and be settled on the third anniversary of the award date; the second tranche of these performance shares will vest and be settled on the fourth anniversary of the award date. The plan will settle in shares to all participants. In 2015 and 2014, the expense associated with the March 24, 2014 grant of performance shares was approximately $4 million and $9 million, respectively.

   SETTLEMENT OF 2011 GRANT IN 2014. On April 3, 2014, cash distributions of approximately $26 million were made to active and former AXA Equitable employees in settlement of 986,580 performance units earned under the terms of the AXA Performance Unit Plan 2011.

   2013 GRANT. On March 22, 2013, under the terms of the 2013 Performance Share Plan, AXA awarded approximately 2.2 million unearned performance shares to employees of AXA Equitable. 119.58% of the unearned performance shares were earned based on the performance of AXA and the insurance-related business of AXA Financial Group. The earned performance shares will vest and be settled on the third anniversary of the award date. The plan will settle in shares to all participants. In 2015, 2014 and 2013, the expense associated with the March 22, 2013 grant of performance shares was approximately $7 million, $2 million and $11 million, respectively.

   50% SETTLEMENT OF 2010 GRANT IN 2013. On April 4, 2013, cash distributions of approximately $7 million and share distributions of approximately $49,000 were made to active and former AXA Equitable employees in settlement of 390,460 performance units, representing the remaining 50 percent of the number of performance units earned under the terms of the AXA Performance Unit Plan 2010. Cash distributions of approximately $9 million in settlement of approximately 539,000 performance units, representing the first 50 percent of the performance units earned under the terms of the AXA Performance Unit Plan 2010 were distributed in April 2012.

   For 2015, 2014 and 2013, the Company recognized compensation costs of $18 million, $10 million and $43 million, respectively, for performance shares and units earned to date. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for performance unit awards as they are settled in cash. The fair value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2015 and 2014 was $0 and $58 million, respectively. Approximately 2 million outstanding performance shares are at risk to achievement of 2016 performance criteria, primarily representing all of the performance shares granted June 19, 2015 and the second tranche of performance shares granted March 24, 2014, for which cumulative average 2015-2017 and 2014-2016 performance targets will determine the number of performance shares earned under those awards, respectively.

   Stock Options

   2015 GRANT. On June 19, 2015, 442,885 options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 22.90 euros. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 19, 2015, 244,597 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 19, 2015 have a ten-year term. The weighted average grant date fair value per option award was estimated at 1.58 euros using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 23.68%, a weighted average expected term of
   8.2 years, an expected dividend yield of 6.29% and a risk-free interest rate of 0.92%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2015, the Company recognized expenses associated with the June 19, 2015 grant of options of approximately $333,000.

   2014 GRANT. On March 24, 2014, 395,720 options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 18.68 euros All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on March 24, 2014, 214,174 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 24, 2014 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.89 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 29.24%, a weighted average expected term of
   8.2 years, an expected dividend yield of 6.38% and a risk-free interest rate of 1.54%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2015 and 2014, the Company recognized expenses associated with the March 24, 2014 grant of options of approximately $216,000 and $345,000, respectively.

   2013 GRANT On March 22, 2013, approximately 457,000 options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 13.81 euros. All of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date. Approximately 246,000 of the total options awarded on March 22, 2013 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 22, 2013 have a ten-year term. The weighted average grant date fair value per option award was estimated at $1.79 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 31.27%, a weighted average expected term of 7.7 years, an expected dividend yield of 7.52% and a risk-free interest rate of 1.34%. The total fair value of these options (net of expected forfeitures) of $818,597 is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2015, 2014 and 2013, the Company recognized expenses associated with the March 22, 2013 grant of options of approximately $71,000, $131,000 and $357,000, respectively.

   Shares Authorized

   There is no limitation in the Stock Option Plan or the Equity Plan for Directors on the number of shares that may be issued pursuant to option or other grants.

   A summary of the activity in the AXA, AXA Financial and AB option plans during 2015 follows:

                                                                             Options Outstanding
                                              ----------------------------------------------------------------------------------
                                                   AXA Ordinary Shares            AXA ADRs/(3)/            AB Holding Units
                                              ----------------------------   ------------------------ --------------------------
                                                               Weighted                    Weighted                    Weighted
                                                Number         Average         Number      Average        Number       Average
                                              Outstanding      Exercise      Outstanding   Exercise     Outstanding    Exercise
                                              (In 000's)        Price        (In 000's)     Price       (In 000's)      Price
                                              -----------  ---------------   -----------  ----------- --------------  ----------

Options Exercisable at January 1, 2015.......    16,837.9  (Euro)    21.39       1,105.2  $     25.53        5,942.4  $    45.03
Options granted..............................       444.0  (Euro)    22.90            --  $        --           29.1  $    31.74
Options exercised............................    (4,196.7) (Euro)    18.26        (510.7) $     25.33         (541.1) $    17.06
Options forfeited, net.......................      (483.1) (Euro)    22.75        (553.5) $     25.59          (23.1) $    89.95
Options expired/reinstated...................          --               --            --           --           (8.8) $    45.45
                                              -----------                    -----------              --------------
Options Outstanding at December 31, 2015.....    12,602.1  (Euro)    21.39          41.0  $     27.28        5,398.5  $    47.59
                                              ===========  ===============   ===========  =========== ==============  ==========
Aggregate Intrinsic Value/(1)/...............              (Euro)    --/(2)/              $     245.3                 $       --
                                                           ===============                ===========                 ==========
Weighted Average Remaining Contractual Term
  (in years).................................         3.0                           2.36                        2.90
                                              ===========                    ===========              ==============
Options Exercisable at December 31, 2015.....    10,074.6  (Euro)    22.50          40.9  $     27.28        4,736.7       43.04
                                              ===========  ===============   ===========  =========== ==============  ==========
Aggregate Intrinsic Value/(1)/...............              (Euro)       --                $     245.3                 $       --
                                                           ===============                ===========                 ==========
Weighted Average Remaining Contractual Term
  (in years).................................        2.48                           2.36                        2.90
                                              ===========                    ===========              ==============

  /(1)/Aggregate intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2015 of the respective underlying shares over the strike prices of the option awards.
  /(2)/The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero.
  /(3)/AXA ordinary shares will be delivered to participants in lieu of AXA
       ADRs at exercise or maturity.

   Cash proceeds received from exercises of stock options in 2015 was $13 million. The intrinsic value related to exercises of stock options during 2015, 2014 and 2013 were approximately $200,000, $3 million and $14 million respectively, resulting in amounts currently deductible for tax purposes of approximately $70,000, $1 million, and $5 million, respectively, for the periods then ended. In 2015, 2014 and 2013, windfall tax benefits of approximately $70,000, $1 million and $5 million, respectively, resulted from exercises of stock option awards.

   At December 31, 2015, AXA Financial held 2,262 AXA ordinary shares in treasury at a weighted average cost of $24.86 per share, which were designated to fund future exercises of outstanding stock options.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2015, 2014 and 2013, respectively.

                                                   AXA Ordinary Shares             AB Holding Units
                                              ----------------------------  ------------------------------
                                                2015      2014      2013      2015     2014       2013
                                              --------  --------  --------  -------  -------  ------------

Dividend yield...............................     6.29%     6.38%     7.52%     7.1%     8.4%  8.0 - 8.3%
Expected volatility..........................    23.68%    29.24%    31.27%    32.1%    48.9% 49.7 - 49.8%
Risk-free interest rates.....................     0.92%     1.54%     1.34%     1.5%     1.5%  0.8 - 1.7%
Expected life in years.......................      8.2       8.2       7.7      6.0      6.0       6.0
Weighted average fair value per option at
  grant date................................. $   1.73  $   2.89  $   1.79  $  4.13  $  4.78  $       5.44

   For 2015, 2014 and 2013, the Company recognized compensation costs (credits) for stock options of $1 million, $1 million and $(2) million, respectively. As of December 31, 2015, approximately $1 million of unrecognized compensation cost related to unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 2.48 years.

   Restricted Awards

   Under The Equity Plan for Directors, AXA Financial grants non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) restricted AXA ordinary shares Likewise, AB awards restricted AB Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AB Holding units that vest ratably over three years are made to eligible AB employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

   AXA Equitable has also granted restricted AXA ordinary share units ("RSUs") to certain executives. The RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

   For 2015, 2014 and 2013, respectively, the Company recognized compensation costs of $174 million, $171 million and $286 million for outstanding restricted stock and RSUs. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for RSUs. At December 31, 2015, approximately 19.8 million restricted AXA ordinary shares and AB Holding unit awards remain unvested. At December 31, 2015, approximately $36 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of
   3.20 years.

   The following table summarizes restricted AXA ordinary share activity for 2015. In addition, approximately 44,333 RSUs were granted during 2015 with graded vesting over a 3-year service period.

                                                          WEIGHTED
                                              SHARES OF   AVERAGE
                                              RESTRICTED GRANT DATE
                                                STOCK    FAIR VALUE
                                              ---------- ----------
Unvested as of January 1, 2015...............     51,460 $    15.37
Granted......................................     10,578 $    23.25
Vested.......................................     28,028 $    14.63
                                              ---------- ----------
Unvested as of December 31, 2015.............     34,010 $    18.43
                                              ========== ==========

   Restricted AXA Ordinary shares vested in 2015, 2014 and 2013 had aggregate vesting date fair values of approximately $1 million, $1 million and $1 million, respectively.

   Unrestricted Awards

   Under the Equity Plan for Directors, AXA Financial provides a stock retainer to non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable). Pursuant to the terms of the retainer, the non-officer directors receive AXA ordinary shares valued at $55,000 each year, paid on a semi-annual basis. These shares are not subject to any vesting requirement or other restriction. For the years ended December 31, 2015, 2014 and 2013, the Company recognized compensation expense of approximately $327,800, $350,300, and $350,000 for these unrestricted share awards.

   AXA Shareplan

   2015 AXA SHAREPLAN. In 2015, eligible employees and financial professionals of participating AXA Financial subsidiaries were offered the opportunity to purchase newly-issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2015. Eligible employees and financial professionals could have reserved a share purchase during the reservation period from August 31, 2015 through September 14, 2015 and could have canceled their reservation or elected to make a purchase for the first time during the retraction/subscription period from October 22, 2015 through October 27, 2015. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 21, 2015 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of $20.17 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 8.57% formula discounted price of $23.05 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty-two week period preceding the scheduled end date of AXA Shareplan 2015 which is July 1, 2020. All subscriptions became binding and irrevocable on October 27, 2015.

   The Company recognized compensation expense of $16 million, $10 million and $13 million in 2015, 2014 and 2013 in connection with each respective year's offering of AXA stock under the AXA Shareplan, representing the aggregate discount provided to AXA Equitable participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. AXA Equitable participants in AXA Shareplan 2015, 2014 and 2013 primarily invested under Investment Option B for the purchase of approximately 5 million, 5 million and 5 million AXA ordinary shares, respectively.

   AXA Miles Program 2012

   On March 16, 2012, under the terms of the AXA Miles Program 2012, AXA granted 50 AXA Miles to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents a phantom share of AXA stock that will convert to an actual AXA ordinary share at the end of a four-year vesting period provided the employee or financial professional remains in the employ of the company or has retired from service. Half of each AXA Miles grant, or 25 AXA Miles, were subject to an additional vesting condition that required improvement in at least one of two AXA performance metrics in 2012 as compared to 2011. This vesting condition has been satisfied. The total fair value of these AXA Miles awards of approximately $6 million, net of expected forfeitures, is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible and is updated to reflect changes in respect of the expectation for meeting the predefined performance conditions. In 2015, 2014 and 2013, respectively, the expense associated with the March 16, 2012 grant of AXA Miles was approximately $281,000, $295,000 and $278,000.

   AB Long-term Incentive Compensation Plans

   AB maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AB Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect, wholly-owned subsidiary of AXA Equitable, is obligated to make capital contributions to AB in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AB in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units or certain investment products (primarily mutual funds) sponsored by AB. Beginning in 2009, annual awards granted under the Amended and Restated AB Incentive Compensation Award Program were in the form of restricted Holding units.

   In fourth quarter 2011, AB implemented changes to AB's employee long-term incentive compensation award. AB amended all outstanding year-end deferred incentive compensation awards of active employees (i.e., those employees employed as of December 31, 2011), so that employees who terminate their employment or are terminated without cause may continue to vest, so long as the employees do not violate the agreements and covenants set forth in the applicable award agreement, including restrictions on competition, employee and client solicitation, and a claw-back for failing to follow existing risk management policies. This amendment resulted in the immediate recognition in the fourth quarter of the cost of all unamortized deferred incentive compensation on outstanding awards from prior years that would otherwise have been expensed in future periods.

   In addition, awards granted in 2012 contain the same vesting provisions and, accordingly, the Company's annual incentive compensation expense reflect 100% of the expense associated with the deferred incentive compensation awarded in each year. This approach to expense recognition closely matches the economic cost of awarding deferred incentive compensation to the period in which the related service is performed.

   AB engages in open-market purchases of AB Holding L.P. ("AB Holding") units ("Holding units") to help fund anticipated obligations under its incentive compensation award program, for purchases of Holding units from employees and other corporate purposes. During 2015 and 2014, AB purchased 8.5 million and 3.6 million Holding units for $218 million and $93 million respectively. These amounts reflect open-market purchases of 5.8 million and 0.3 million Holding units for $151 million and $7 million, respectively, with the remainder relating to purchases of Holding units from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, offset by Holding units purchased by employees as part of a distribution reinvestment election.

   During 2015, AB granted to employees and eligible directors 7.4 million restricted AB Holding unit awards (including 7.0 million granted in December for 2015 year-end awards). During 2014, AB granted to employees and eligible directors 7.6 million restricted AB Holding awards (including 6.6 million granted in December 2013 for 2014 year-end awards). Prior to third quarter 2014, AB funded these awards by allocating previously repurchased Holding units that had been held in its consolidated rabbi trust.

   During 2015 and 2014, AB Holding issued 0.5 million and 1.1 million Holding units, respectively, upon exercise of options to buy AB Holding units. AB Holding used the proceeds of $9 million and $19 million, respectively, received from employees as payment in cash for the exercise price to purchase the equivalent number of newly-issued Holding units.

   Effective July 1, 2013, management of AB and AB Holding retired all unallocated Holding units in AB's consolidated rabbi trust. To retire such units, AB delivered the unallocated Holding units held in its consolidated rabbi trust to AB Holding in exchange for the same amount of AB units. Each entity then retired its respective units. As a result, on July 1, 2013, each of AB's and AB Holding's units outstanding decreased by approximately
   13.1 million units. AB and AB Holding intend to retire additional units as AB purchases Holding units on the open market or from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, if such units are not required to fund new employee awards in the near future. If a sufficient number of Holding units is not available in the rabbi trust to fund new awards, AB Holding will issue new Holding units in exchange for newly-issued AB units, as was done in December 2013.

   The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of AB totaling $173 million, $173 million and $156 million for 2015, 2014 and 2013, respectively. The cost of the 2015 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

   On July 1, 2010, the AB 2010 Long Term Incentive Plan ("2010 Plan"), as amended, was established, under which various types of Holding unit-based awards have been available for grant to its employees and eligible directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the aggregate number of Holding units with respect to which awards may be granted is 60 million, including no more than 30 million newly-issued Holding units. As of December 31, 2015, 302,443 options to buy Holding units had been granted and 47.2 million Holding units net of forfeitures, were subject to other Holding unit awards made under the 2010 Plan. Holding unit-based awards (including options) in respect of 12.5 million Holding units were available for grant as of December 31, 2015.

14)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

                                                 2015        2014       2013
                                              ----------  ---------  ----------
                                                        (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit.................. $      (36) $    (552) $      197
  Deferred (expense) benefit.................       (150)    (1,143)      1,876
                                              ----------  ---------  ----------
Total........................................ $     (186) $  (1,695) $    2,073
                                              ==========  =========  ==========

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 35.0%. The sources of the difference and their tax effects are as follows:

                                                 2015        2014       2013
                                              ----------  ---------  ----------
                                                        (IN MILLIONS)

Expected income tax (expense) benefit........ $     (578) $  (2,140) $    1,858
Noncontrolling interest......................        124        119         101
Separate Accounts investment activity........        181        116         122
Non-taxable investment income (loss).........          8         12          20
Tax audit interest...........................          1         (6)        (14)
State income taxes...........................          1         (4)         (6)
AB Federal and foreign taxes.................          2          4           2
Tax settlement...............................         77        212          --
Other........................................         (2)        (8)        (10)
                                              ----------  ---------  ----------
Income tax (expense) benefit................. $     (186) $  (1,695) $    2,073
                                              ==========  =========  ==========

   In second quarter 2015, the Company recognized a tax benefit of $77 million related to settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns.

   In second quarter 2014 the Company recognized a tax benefit of $212 million related to settlement of the IRS audit for tax years 2006 and 2007.

   In February 2014, the IRS released Revenue Ruling 2014-7, eliminating the IRS' previous guidance related to the methodology to be followed in calculating the Separate Account dividends received deduction ("DRD"). However, there remains the possibility that the IRS and the U.S. Treasury will address, through subsequent guidance, the issues previously raised related to the calculation of the DRD. The ultimate timing and substance of any such guidance is unknown. It is also possible that the calculation of the Separate Account DRD will be addressed in future legislation. Any such guidance or legislation could result in the elimination or reduction on either a retroactive or prospective basis of the Separate Account DRD tax benefit that the Company receives.

   The components of the net deferred income taxes are as follows:

                                                  DECEMBER 31, 2015         December 31, 2014
                                              ------------------------- -------------------------
                                               ASSETS     LIABILITIES    Assets     Liabilities
                                              --------- --------------- --------- ---------------
                                                                 (IN MILLIONS)

Compensation and related benefits............ $     110 $            -- $     150 $            --
Reserves and reinsurance.....................        --           1,740        --           1,785
DAC..........................................        --           1,253        --           1,162
Unrealized investment gains or losses........        --             134        --             614
Investments..................................        --           1,437        --           1,490
Net operating losses and credits.............       424              --       512              --
Other........................................        --              25       112              --
                                              --------- --------------- --------- ---------------
Total........................................ $     534 $         4,589 $     774 $         5,051
                                              ========= =============== ========= ===============

   As of December 31, 2015, the Company had $424 million of AMT credits which do not expire.

   The Company does not provide income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are not permanently invested outside the United States. As of December 31, 2015, $255 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested outside the United States. At existing applicable income tax rates, additional taxes of approximately $103 million would need to be provided if such earnings were remitted.

   At December 31, 2015 and 2014, of the total amount of unrecognized tax benefits $344 million and $397 million, respectively, would affect the effective rate.

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2015 and 2014 were $52 million and $77 million, respectively. For 2015, 2014 and 2013, respectively, there were $(25) million, $(43) million and $15 million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                 2015       2014      2013
                                              ---------  ---------  --------
                                                       (IN MILLIONS)

Balance at January 1,........................ $     475  $     592  $    573
Additions for tax positions of prior years...        44         56        57
Reductions for tax positions of prior years..      (101)      (181)      (38)
Additions for tax positions of current year..        --          8        --
                                              ---------  ---------  --------
Balance at December 31,...................... $     418  $     475  $    592
                                              =========  =========  ========

   During the second quarter of 2015, the Company reached a settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns. The IRS commenced their examination of the 2008 and 2009 tax years in 2015. It is reasonably possible that the total amounts of unrecognized tax benefit will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

15)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

                                                          DECEMBER 31,
                                              -----------------------------------
                                                 2015        2014         2013
                                              ----------  ----------  -----------
                                                         (IN MILLIONS)

Unrealized gains (losses) on investments..... $      241  $    1,122  $       153
Foreign currency translation adjustments.....        (58)        (33)         (12)
Defined benefit pension plans................        (12)       (780)        (757)
                                              ----------  ----------  -----------
Total accumulated other comprehensive income
  (loss).....................................        171         309         (616)
                                              ----------  ----------  -----------
Less: Accumulated other comprehensive
  (income) loss attributable to
  noncontrolling interest....................         57          42           13
                                              ----------  ----------  -----------
Accumulated Other Comprehensive Income
  (Loss) Attributable to AXA Equitable....... $      228  $      351  $      (603)
                                              ==========  ==========  ===========

   Immediately preceding the Assumption Transaction, the AXA Equitable QP had approximately $1,193 million unrecognized net actuarial losses in AOCI that were transferred to AXA Financial, resulting in an increase in AOCI and a decrease in additional paid in capital of $1,193 million ($772 million net of tax), the net impact to AXA Equitable's consolidated Shareholder's Equity was $0.

   The components of OCI for the past three years, net of tax, follow:

                                                  2015        2014       2013
                                               ----------  ---------  ----------
                                                         (IN MILLIONS)
Foreign currency translation adjustments:
  Foreign currency translation gains
   (losses) arising during the period......... $      (25) $     (21) $      (12)
  (Gains) losses reclassified into net
   earnings (loss) during the period..........         --         --          --
                                               ----------  ---------  ----------
  Foreign currency translation adjustment.....        (25)       (21)        (12)
                                               ----------  ---------  ----------
Change in net unrealized gains (losses) on
  investments:
  Net unrealized gains (losses) arising
   during the year............................     (1,020)     1,043      (1,550)
  (Gains) losses reclassified into net
   earnings (loss) during the year/(1)/.......         12         37          49
                                               ----------  ---------  ----------
Net unrealized gains (losses) on investments..     (1,008)     1,080      (1,501)
Adjustments for policyholders liabilities,
  DAC, insurance liability loss recognition
  and other...................................        127       (111)        302
                                               ----------  ---------  ----------
Change in unrealized gains (losses), net of
  adjustments and (net of deferred income
  tax expense (benefit) of $(480), $529 and
  $(654)).....................................       (881)       969      (1,199)
                                               ----------  ---------  ----------
Change in defined benefit plans:
  Net gain (loss) arising during the year.....         --        (95)        198
  Prior service cost arising during the year..         --         --          --
  Less: reclassification adjustments to net
  earnings (loss) for:/(2)/
   Amortization of net (gains) losses
     included in net periodic cost............         (4)        72         101
   Amortization of net prior service credit
     included in net periodic cost............         --         --          --
                                               ----------  ---------  ----------
Change in defined benefit plans (net of
  deferred income tax expense (benefit) of
  $(2), $(15) and $161).......................         (4)       (23)        299
                                               ----------  ---------  ----------
Total other comprehensive income (loss), net
  of income taxes.............................       (910)       925        (912)
Less: Other comprehensive (income) loss
  attributable to noncontrolling interest.....         15         29          (8)
                                               ----------  ---------  ----------
Other Comprehensive Income (Loss)
  Attributable to AXA Equitable............... $     (895) $     954  $     (920)
                                               ==========  =========  ==========

  /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(6) million, $(19) million and $(26) million for 2015, 2014 and 2013, respectively.
  /(2)/These AOCI components are included in the computation of net periodic costs (see Note 12). Reclassification amounts presented net of income tax expense (benefit) of $2 million, $(39) million and $(54) million for 2015, 2014 and 2013, respectively.

   Investment gains and losses reclassified from AOCI to net earnings (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of earnings (loss). Amounts reclassified from AOCI to net earnings (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of earnings (loss). Amounts presented in the table above are net of tax.

16)COMMITMENTS AND CONTINGENT LIABILITIES

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2016 and the four successive years are $216 million, $215 million, $201 million, $189 million, $166 million and $946 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2016 and the four successive years is $32 million, $31 million, $30 million, $30 million, $13 million and $67 million thereafter.

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2015, 2014 and 2013, respectively, AXA Equitable recorded $3 million, $42 million and $85 million pre-tax charges related to severance and lease costs. The amounts recorded in 2014 and 2013 included pre-tax charges of $25 million and $52 million, respectively, related to the reduction in office space in the Company's 1290 Avenue of the Americas, New York, NY headquarters. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                                       DECEMBER 31,
                                              -----------------------------
                                                2015       2014      2013
                                              --------  ---------  --------
                                                      (IN MILLIONS)
Balance, beginning of year................... $    113  $     122  $     52
Additions....................................       10         21       140
Cash payments................................      (32)       (24)      (66)
Other reductions.............................       (2)        (6)       (4)
                                              --------  ---------  --------
Balance, End of Year......................... $     89  $     113  $    122
                                              ========  =========  ========

   During 2013, AB recorded $28 million of pre-tax real estate charges related to a global office space consolidation plan. The charges reflected the net present value of the difference between the amount of AB's on-going contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space offset by changes in estimates relating to previously recorded real estate charges. Included in the 2013, real estate charge was a charge of $17 million related to additional sublease losses resulting from the extension of sublease marketing periods. AB will compare current sublease market conditions to those assumed in their initial write-offs and record any adjustments if necessary.

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2015, these arrangements include commitments by the Company to provide equity financing of $568 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2015. The Company had $866 million of commitments under existing mortgage loan agreements at December 31, 2015.

   AB maintains a guarantee in connection with the AB Credit Facility. If SCB LLC is unable to meet its obligations, AB will pay the obligations when due or on demand. In addition, AB maintains guarantees totaling $400 million for the three of SCB LLC's three uncommitted lines of credit.

   AB maintains a guarantee with a commercial bank, under which it guarantees the obligations in the ordinary course of business of SCB LLC, Sanford C. Bernstein Limited ("SCBL") and AllianceBernstein Holdings (Cayman) Ltd. ("AB Cayman"). AB also maintains three additional guarantees with other commercial banks under which it guarantees approximately $361 million of obligations for SCBL. In the event that SCB LLC, SCBL or AB Cayman is unable to meet its obligations, AB will pay the obligations when due or on demand.

   During 2009, AB entered into a subscription agreement under which it committed to invest up to $35 million, as amended in 2011, in a venture capital fund over a six-year period. As of December 31, 2015 AB had funded $32 million of this commitment.

   During 2010, as general partner of the AB U.S. Real Estate L.P. (the "Real Estate Fund"), AB committed to invest $25 million in the Real Estate
   Fund. As of December 31, 2015, AB had funded $1 million of this commitment.

   During 2012, AB entered into an investment agreement under which it committed to invest up to $8 million in an oil and gas fund over a three-year period. As of December 31, 2015, AB had funded $6 million of this commitment.

   In December 2015, AB provided a 60 day guarantee to a commercial bank for borrowings by a company-sponsored fund up to a maximum of $50 million. The bank provided the fund with a limited partner subscription line for the unfunded commitments of the fund's limited partners. The fund is expected to repay the bank by calling capital from the limited partners. To the extent the fund is not able to repay the loan to the bank, AB will repay the loan under the guarantee, up to $50 million. The fund will repay AB for all amounts paid by AB under the guarantee.

   AB has not been required to perform under any of the above agreements and currently have no liability in connection with these agreements.

17)LITIGATION

   INSURANCE LITIGATION

   A lawsuit was filed in the United States District Court of the District of New Jersey in July 2011, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("AXA Equitable FMG") ("Sivolella Litigation"). The lawsuit was filed derivatively on behalf of eight funds. The lawsuit seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and AXA Equitable FMG for investment management services. In November 2011, plaintiff filed an amended complaint, adding claims under Sections 47(b) and 26(f) of the Investment Company Act, as well as a claim for unjust enrichment. In addition, plaintiff purports to file the lawsuit as a class action in addition to a derivative action. In the amended complaint, plaintiff seeks recovery of the alleged overpayments, rescission of the contracts, restitution of all fees paid, interest, costs, attorney fees, fees for expert witnesses and reserves the right to seek punitive damages where applicable. In December 2011, AXA Equitable and AXA Equitable FMG filed a motion to dismiss the amended complaint. In May 2012, the Plaintiff voluntarily dismissed her claim under Section 26(f) seeking restitution and rescission under Section 47(b) of the 1940 Act. In September 2012, the Court denied the defendants' motion to dismiss as it related to the Section 36(b) claim and granted the defendants' motion as it related to the unjust enrichment claim.

   In January 2013, a second lawsuit was filed in the United States District Court of the District of New Jersey entitled Sanford et al. v. AXA Equitable FMG ("Sanford Litigation"). The lawsuit was filed derivatively on behalf of eight funds, four of which are named in the Sivolella lawsuit as well as four new funds, and seeks recovery under Section 36(b) of the Investment Company Act for alleged excessive fees paid to AXA Equitable FMG for investment management services. In light of the similarities of the allegations in the Sivolella and Sanford Litigations, the parties and the Court agreed to consolidate the two lawsuits.

   In April 2013, the plaintiffs in the Sivolella and Sanford Litigations amended the complaints to add additional claims under Section 36(b) of the Investment Company Act for recovery of alleged excessive fees paid to AXA Equitable FMG in its capacity as administrator of EQ Advisors Trust. The Plaintiffs seek recovery of the alleged overpayments, or alternatively, rescission of the contract and restitution of the excessive fees paid, interest, costs and fees. In January 2015, defendants filed a motion for summary judgment as well as various motions to strike certain of the Plaintiffs' experts in the Sivolella and Sanford Litigations. Also in January 2015, two Plaintiffs in the Sanford Litigation filed a motion for partial summary judgment relating to the EQ/Core Bond Index Portfolio as well as motions in limine to bar admission of certain documents and preclude the testimony of one of defendants' experts. In August 2015, the Court denied Plaintiffs' motions in limine and also denied both parties motions for summary judgment. The trial commenced in January 2016 and testimony concluded in February 2016. Closing arguments are scheduled to occur in May 2016 following post-trial briefing.

   In April 2014, a lawsuit was filed in the United States District Court for the Southern District of New York, entitled Andrew Yale, on behalf of himself and all others similarly situated v. AXA Life Insurance Company F/K/A AXA Equitable Life Insurance Company. The lawsuit is a putative class action on behalf of all persons and entities that, between 2011 and March 11, 2014, directly or indirectly, purchased, renewed or paid premiums on life insurance policies issued by AXA Equitable (the "Policies"). The complaint alleges that AXA Equitable did not disclose in its New York statutory annual statements or elsewhere that the collateral for certain reinsurance transactions with affiliated reinsurance companies was supported by parental guarantees, an omission that allegedly caused AXA Equitable to misrepresent its "financial condition" and "legal reserve system." The lawsuit seeks recovery under Section 4226 of the New York Insurance Law of all premiums paid by the class for the Policies during the relevant period. In June 2014, AXA Equitable filed a motion to dismiss the complaint on procedural grounds, which was denied in October 2014. In February 2015, plaintiffs substituted two new named plaintiffs and the action is now entitled Ross v. AXA Equitable Life Insurance Company. In July 2015, the Court granted AXA Equitable's motion to dismiss for lack of subject matter jurisdiction. In August 2015, plaintiffs filed a notice of appeal.

   In April 2015, the same plaintiffs' law firm filed a second action in the United States District Court for the Southern District of New York on behalf of a putative class of variable annuity holders with "Guaranteed Benefits Insurance Riders," entitled Calvin W. Yarbrough, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. The new action covers the same class period, makes substantially the same allegations, and seeks the same relief (return of all premium paid by class members) as the first action on behalf of life insurance policyholders. In October 2015, the Court, on its own, dismissed the Yarbrough litigation on similar grounds as Ross. In October 2015, plaintiff filed a notice of appeal.

   A lawsuit was filed in the Supreme Court of the State of New York, County of Westchester, Commercial Division ("New York state court") in June 2014, entitled Jessica Zweiman, Executrix of the Estate of Anne Zweiman, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company. The lawsuit is a putative class action on behalf of "all persons who purchased variable annuities from AXA Equitable which subsequently became subject to the ATM Strategy, and who suffered injury as a result thereof." Plaintiff asserts that AXA Equitable breached the variable annuity contracts by implementing the volatility management tool. The lawsuit seeks unspecified damages. In July 2014, AXA Equitable filed a notice of removal to the United States District Court for the Southern District of New York. In September 2015, the New York federal district court granted AXA Equitable's motion to dismiss the Complaint. In October 2015, plaintiff filed a notice of appeal. In February 2016, plaintiff voluntarily dismissed her appeal.

   In November 2014, one of the plaintiff's law firms in Zweiman filed a separate lawsuit entitled Arlene Shuster, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company in the Superior Court of New Jersey, Camden County ("New Jersey state court"). This lawsuit is a putative class action on behalf of "all AXA [Equitable] variable life insurance policyholders who allocated funds from their Policy Accounts to investments in AXA's Separate Accounts, which were subsequently subjected to volatility-management strategy, and who suffered injury as a result thereof" and asserts a claim for breach of contract similar to the claim in Zweiman. In February 2016, the New Jersey State Court dismissed the Complaint.

   In August 2015, another of the plaintiff's law firms in Zweiman filed a third lawsuit entitled Richard T. O'Donnell, on behalf of himself and all other similarly situated v. AXA Equitable Life Insurance Company in Connecticut Superior Court, Judicial Division of New Haven ("Connecticut state court"). This lawsuit purports to cover the same class definition, makes substantially the same allegations, and seeks the same relief as in Zweiman. In November 2016, the Connecticut federal district court transferred the action to the United States District Court for the Southern District of New York.

   ALLIANCEBERNSTEIN LITIGATION

   During first quarter 2012, AB received a legal letter of claim (the "Letter of Claim") sent on behalf of Philips Pension Trustees Limited and Philips Electronics UK Limited ("Philips"), a former pension fund client, alleging that AB Limited (one of AB's subsidiaries organized in the United Kingdom) was negligent and failed to meet certain applicable standards of care with respect to the initial investment in, and management of, a (Pounds)500 million portfolio of U.S. mortgage-backed securities. Philips has alleged damages ranging between $177 million and $234 million, plus compound interest on an alleged $125 million of realized losses in the portfolio. On January 2, 2014, Philips filed a claim form ("Claim") in the High Court of Justice in London, England, which formally commenced litigation with respect to the allegations in the Letter of Claim. AB believes that it has strong defenses to these claims, which were set forth in AB's October 12, 2012 response to the Letter of Claim and AB's June 27, 2014 Statement of Defence in response to the Claim, and AB intends to defend this matter vigorously.

           ---------------------------------------------------------

   Although the outcome of litigation and regulatory matters generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the matters described therein involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of AXA Equitable. Management cannot make an estimate of loss, if any, or predict whether or not any of the matters described above will have a material adverse effect on AXA Equitable's consolidated results of operations in any particular period.

   In addition to the matters described above, a number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against life and health insurers and asset managers in the jurisdictions in which AXA Equitable and its respective subsidiaries do business. These actions and proceedings involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, the use of captive reinsurers, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters. In addition, a number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against businesses in the jurisdictions in which AXA Equitable and its subsidiaries do business, including actions and proceedings related to alleged discrimination, alleged breaches of fiduciary duties in connection with qualified pension plans and other general business-related matters. Some of the matters have resulted in the award of substantial judgments, including material amounts of punitive damages, or in substantial settlements. Courts, juries and regulators often have substantial discretion in awarding damage awards and fines, including punitive damages. AXA Equitable and its subsidiaries from time to time are involved in such actions and proceedings. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on AXA Equitable's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards and regulatory fines that bear little or no relation to actual economic damages incurred, continues to create the potential for an unpredictable judgment in any given matter.

18)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under New York Insurance law, a domestic life insurer may not, without prior approval of the NYDFS, pay a dividend to its shareholders exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than approximately $1,525 million during 2016. Payment of dividends exceeding this amount requires the insurer to file a notice of its intent to declare such dividends with the NYDFS who then has 30 days to disapprove the distribution. For 2015, 2014 and 2013, respectively, AXA Equitable's statutory net income (loss) totaled $2,038 million, $1,664 million and $(28) million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $5,895 million and $5,793 million at December 31, 2015 and 2014, respectively. In 2015, AXA Equitable paid $767 million in shareholder dividends and transferred approximately 10.0 million in Units of AB (fair value of $245 million) in the form of a dividend to AEFS. In 2014, AXA Equitable paid $382 million in shareholder dividends. In 2013, AXA Equitable paid $234 million in shareholder dividends and transferred approximately
   10.9 million in Units of AB (fair value of $234 million) in the form of a dividend to AEFS.

   At December 31, 2015, AXA Equitable, in accordance with various government and state regulations, had $55 million of securities on deposit with such government or state agencies.

   In 2015, AXA Equitable repaid $200 million of third party surplus notes at maturity. In 2014 and 2013 AXA Equitable, with the approval of the NYDFS, repaid at par value plus accrued interest of $825 million and $500 million, respectively, of outstanding surplus notes to AXA Financial.

   At December 31, 2015 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2015.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AB and AB Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP;
   (g) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (h) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP, (j) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting and (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

19)BUSINESS SEGMENT INFORMATION

   The following tables reconcile segment revenues and earnings (loss) from operations before income taxes to total revenues and earnings (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                                                 2015         2014        2013
                                              ----------  -----------  ----------
                                                         (IN MILLIONS)
SEGMENT REVENUES:
Insurance/(1)/............................... $    6,822  $    12,656  $      (54)
Investment Management/(2)/...................      3,025        3,011       2,915
Consolidation/elimination....................        (28)         (27)        (21)
                                              ----------  -----------  ----------
Total Revenues............................... $    9,819  $    15,640  $    2,840
                                              ==========  ===========  ==========

  /(1)/Includes investment expenses charged by AB of approximately $45 million, $40 million and $37 million for 2015, 2014 and 2013, respectively, for services provided to the Company.
  /(2)/Intersegment investment advisory and other fees of approximately $73 million, $67 million and $58 million for 2015, 2014 and 2013, respectively, are included in total revenues of the Investment Management segment.

                                                  2015        2014        2013
                                              -----------  ---------- -----------
                                                         (IN MILLIONS)
SEGMENT EARNINGS (LOSS) FROM OPERATIONS,
BEFORE INCOME TAXES:
Insurance.................................... $     1,033  $    5,512 $    (5,872)
Investment Management/(1)/...................         618         603         564
Consolidation/elimination....................          (1)         --          (1)
                                              -----------  ---------- -----------
Total Earnings (Loss) from Operations,
  before Income Taxes........................ $     1,650  $    6,115 $    (5,309)
                                              ===========  ========== ===========

  /(1)/Net of interest expenses incurred on securities borrowed.

                                                             DECEMBER 31,
                                                        ----------------------
                                                           2015        2014
                                                        ----------  ----------
                                                             (IN MILLIONS)
SEGMENT ASSETS:
Insurance.............................................. $  182,738  $  184,018
Investment Management..................................     11,895      11,990
Consolidation/elimination..............................         (7)         (3)
                                                        ----------  ----------
Total Assets........................................... $  194,626  $  196,005
                                                        ==========  ==========

   In accordance with SEC regulations, the Investment Management segment includes securities with a fair value of $460 million and $415 million which have been segregated in a special reserve bank custody account at December 31, 2015 and 2014, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under the Exchange Act.

20)QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

   The quarterly results of operations for 2015 and 2014 are summarized below:

                                                              THREE MONTHS ENDED
                                              -------------------------------------------------
                                               MARCH 31    JUNE 30    SEPTEMBER 30  DECEMBER 31
                                              ---------- -----------  ------------ ------------
                                                                (IN MILLIONS)
2015
----
Total Revenues............................... $    3,567 $       220   $     5,714 $        318
                                              ========== ===========   =========== ============
Total benefits and other deductions.......... $    2,437 $     1,973   $     2,375 $      1,384
                                              ========== ===========   =========== ============
Net earnings (loss).......................... $      854 $    (1,025)  $     2,275 $       (640)
                                              ========== ===========   =========== ============

2014
----
Total Revenues............................... $    3,706 $     3,524   $     3,754 $      4,656
                                              ========== ===========   =========== ============
Total benefits and other deductions.......... $    2,195 $     2,342   $     2,186 $      2,802
                                              ========== ===========   =========== ============
Net earnings (loss).......................... $    1,056 $     1,038   $     1,077 $      1,249
                                              ========== ===========   =========== ============

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

         (a) The following Financial Statements are included in Part B of the Registration Statement:

                     The financial statements of AXA Equitable Life Insurance Company and Separate Account No. 70 are included in the Statement of Additional Information.

         (b)    Exhibits.

                The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

         1.     Board of Directors Resolutions.

                Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, previously filed with this Registration Statement (File No. 333-05593) on June 10, 1996.

         2.     Custodial Agreements. Not applicable.

         3.     Underwriting Contracts.

                (a) Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-64749) filed on August 5, 2011.

                       (i) First Amendment dated as of January 1, 2001 to the Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-127445) filed on August 11, 2005.

                       (ii) Second Amendment dated as of January 1, 2012 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

                       (iii) Third Amendment dated as of November 1, 2014 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 2-30070) filed on April 19, 2016.

                (b) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) on April 25, 2001.

                (c) Transition Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000, Registration Statement, filed on Form N-4 (File
                       No. 333-05593), on April 25, 2001.

                (d) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 2-30070) on
                       April 19, 2004.

                (d)(i) First Amendment dated as of January 1, 2003 to General
                       Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) on April 24, 2012.

                (d)(ii)Second Amendment dated as of January 1, 2004 to General
                       Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) on April 24, 2012.

               (d)(iii)Third Amendment dated as of July 19, 2004 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                (d)(iv)Fourth Amendment dated as of November 1, 2004 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                (d)(v) Fifth Amendment dated as of November 1, 2006, to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

                (d)(vi)Sixth Amendment dated as of February 15, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

               (d)(vii)Seventh Amendment dated as of February 15, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement filed on Form N-4 (File
                       No. 2-30070) filed on April 20, 2009.

              (d)(viii)Eighth Amendment dated as of November 1, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement filed on Form N-4 (File
                       No. 2-30070) filed on April 20, 2009.

                (d)(ix)Ninth Amendment dated as of November 1, 2011 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

                (d)(x) Tenth Amendment dated as of November 1, 2013, to General
                       Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

                (d)(xi)Eleventh Amendment dated as of November 1, 2013, to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

               (d)(xii)Twelfth Amendment dated as of November 1, 2013, to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

              (d)(xiii)Thirteenth Amendment dated as of October 1, 2014 to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-202147), filed on September 9, 2015.

               (d)(xiv)Fourteenth Amendment dated as of August 1, 2015 to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to this Registration Statement on Form N-4 (File No. 2-30070), filed on April 19, 2016.

                (e) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Registration Statement filed on Form N-4, (File No. 333-05593), on April 20, 2005.

                (f) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Registration Statement filed on Form N-4, (File No. 333-05593), on April 20, 2005.

         4.     Contracts. (Including Riders and Endorsements)

                (a) Form of Endorsement Applicable to the Guaranteed Benefit Investment Options 7/16/09 (2010GOA), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (b) Form of Endorsement Applicable to the Defined Benefit Qualified Plans (7/16/09) (2010QP-DBI), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (c) Form of Endorsement Applicable to the Guaranteed Interest Special Dollar Cost Averaging 7/16/09 (2010SDCA), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (d) Form of Endorsement Applicable to the Special Money Market Dollar Cost Averaging 7/16/09 (2010MMDCA), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (e)    Form of Guaranteed Income Benefit Rider
                       (7/16/09) (2010GMIB-H), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (f) Form of Return of Principal Death Benefit Rider (7/16/09) (2010GMDBROP), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (g) Form of Annual Ratchet Death Benefit Rider Annual Ratchet to Age [85] GMDB (7/16/09) (2010GMDAR), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (h) Form of "Greater of" Death Benefit Rider Greater of Annual Rollup to Age [85] GMDB or Annual Ratchet to Age [85] GMDB (7/16/09) (2010GMDBOPR), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (i) Form of Data Page (7/16/09) (2010DP) (Base Data Page Part A), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (j) Form of Data Page (7/16/09) (2010DPBCO) (BCO Data Page Part A), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (k) Form of Data Page (7/16/09) (2010DPBShr) (Base Data Page Part C Withdrawal Charges), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (l) Form of Data Page (7/16/09) (2010DPCShr) (Base Data Page Part C Withdrawal Charges), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (m) Form of Data Page (7/16/09) (2010DPLShr) (Base Data Page Part C Withdrawal Charges), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (n) Form of Data Page (2010DPExC) (Part C Withdrawal Charges), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (o) Form of Data Page (2010DPWVR) (Part D Withdrawal Charge Waivers For All Shares), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (p) Form of Flexible Premium Deferred Fixed and Variable Annuity Contract (Form No. ICC10BASE1), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (q) Form of Endorsement Applicable to Traditional IRA Contracts (Form No. ICC10IRA1 rev1010), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (r) Form of Inherited Traditional IRA Beneficiary Continuation Option (BCO) Endorsement (Form No. ICC10INHIRA1), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (s) Form of Endorsement Applicable to Roth IRA Contracts (Form No. ICC10ROTH1), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (t) Form of Endorsement Applicable to Inherited Roth IRA Beneficiary Continuation Option (BCO) (Form No. ICC10INHROTH1), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on
                       October 4, 2012.

                (u) Form of Endorsement Applicable to Custodial [Roth] IRA Contracts (Form No. ICC10CSTDL1), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (v) Form of Endorsement Applicable to the Termination of an Optional Guaranteed Income Benefit and/or the Termination or Change of an Optional Guaranteed Minimum Death Benefit Rider(s) (Form No. ICC10GBENDO1 (rev
                       1010)), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on
                       October 4, 2012.

                (w) Form of Endorsement Applicable to Protection Account Investment Options (Form No. ICC10GOA1), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (x) Form of Endorsement Applicable to Special Money Market Dollar Cost Averaging (Form No. ICC10SMMDCA1 (rev
                       1010)), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (y) Form of Endorsement Applicable to Non-Qualified Contracts (Form No. ICC10NQ1 rev1010), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (z)    Form of Data Page (Part A - Personal Data and Part B

                       - Certain Provisions of the Contract) (Form No. ICC10DPADV), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(a) Form of Data Page (Base Data Page Part A) (ICC10DPADV
                       rev 1010), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(b) Form of Endorsement Applicable to the Termination of an
                       Optional Guaranteed Income Benefit Rider and/or the Termination or Change of an Optional Guaranteed Minimum Death Benefit Rider (ICC10GBENDO1 rev 1010), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(c) Form of Endorsement Applicable to Protection with
                       Investment Performance Account Investment Options (ICC10GOA1 rev 1010), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(d) Form of Endorsement Applicable to Special Money Market
                       Dollar Cost Averaging (ICC10OSMMDCA1 rev 1010), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(e) Form of Guaranteed Income Benefit Rider (ICC10GIB1 rev
                       1010), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(f) Form of "Greater of" Death Benefit Rider, Greater of
                       Annual Rollup to Age [85] GMDB or highest Anniversary Value to Age [85] GMDB (ICC10GMDBGR1 rev 1010), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(g) Form of Highest Anniversary Value Death Benefit Rider,
                       Highest Anniversary Value to Age [85] GMDB
                       (ICC10GMDBHAV1 rev 1010), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(h) Form of Return of Principal Death Benefit Rider
                       (ICC10GMDBROP1 rev 1010), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(i) Form of Flexible Premium Deferred Fixed and Variable
                       Annuity Contract (ICC10BASE2), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(j) Form of Data Pages (Base Data Page Part A) (ICC10DPB),
                       previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(k) Form of Data Pages (Base Data Page Part A) (ICC10DPC),
                       previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(l) Form of Data Pages (Base Data Page Part A) (ICC10DPCP),
                       previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(m) Form of Data Pages (Base Data Page Part A) (ICC10DPL),
                       previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(n) Form of Guaranteed Income Benefit Rider (ICC10GIB2),
                       previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(o) Form of "Greater of' Death Benefit Rider (ICC10GMDBGR2),
                       previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(p) Form of Highest Anniversary Value Death Benefit Rider
                       (ICC10GMDBHAV2) previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on
                       October 4, 2012.

                (a)(q) Form of Return of Principal Death Benefit Rider
                       (ICC10GMDBROP2) previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on
                       October 4, 2012.

                (a)(r) Form of Endorsement Applicable to Special Dollar Cost
                       Averaging (ICC10SDCA1), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(s) Form of Endorsement Applicable to Credits Applied to
                       Annuity Account Value (ICC10TRBNS1), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(t) Form of Endorsement Applicable to Qualified Defined
                       Benefit Plans (ICC10QP-DB1) previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(u) Form of Endorsement Applicable to Qualified Defined
                       Contribution Plans (ICC10QP-DC1) previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(v) Form of Endorsement Applicable to Charitable Remainder
                       Trust (ICC10CRT) previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on
                       October 4, 2012.

                (a)(w) Form of Endorsement Applicable to the Termination of an
                       Optional Guaranteed Income Benefit and/or the Termination or Change of an Optional Guaranteed Minimum Death Benefit Rider(s) (ICC10GBENDO2) previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(x) Form of Return of Principal Death Benefit Rider
                       (ICC10GMDBROP2(OR), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (a)(y) Form of Endorsement applicable to Termination of
                       Guaranteed Minimum Death Benefits (Form No.
                       2012GMDB-BO-1), incorporated herein by reference to
                       Exhibit 4(m)(m) to the Registration Statement (File No. 33-83750) on Form N-4 filed April 24, 2013.

         5.     Applications.

                (a) Form of Enrollment Form/Application 2010 App 01 B(AXA Advisors), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (b) Form of Enrollment Form/Application 2010 App 02 B (AXA Distributors, LLC), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (c) Form of Enrollment Form/Application 2010 App 01 C (AXA Advisors), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (d) Form of Enrollment Form/Application 2010 App 02 C (AXA Distributors, LLC), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (e) Form of Enrollment Form/Application 2010 App 01 L (AXA Advisors), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (f) Form of Enrollment Form/Application 2010 App 02 L (AXA Distributors, LLC), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (g) Form of Enrollment Form/Application 2010 App 01 X (AXA Advisors), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

                (h) Form of Enrollment Form/Application 2010 App 02 X (AXA Distributors, LLC), previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on October 4, 2012.

         6.     Depositor's Certificate of Incorporation And By-Laws.

                (a) Restated Charter of Equitable, as amended August 31, 2010, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

                (b) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-05593), filed on April 23, 2005.

         7.     Reinsurance Contracts. Not applicable.

         8.     Participation Agreements.

                (a) Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable Life Insurance Company ("AXA Equitable"), AXA Distributors, LLC and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor's Trust Registration Statement on Form N-1A (File No. 333-17217 and 811-07953), filed on February 7, 2003.

                (a)(i) Amendment No. 1, dated May 2, 2003, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

                (a)(ii)Amendment No. 2, dated July 9, 2004, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

               (a)(iii)Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

                (a)(iv)Amendment No. 4, dated May 1, 2005, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

                (a)(v) Amendment No. 5, dated September 30, 2005, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

                (a)(vi)Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

               (a)(vii)Amendment No. 7, dated May 1, 2007, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

              (a)(viii)Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

                (a)(ix)Amendment No. 9, dated May 1, 2008, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

                (a)(x) Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

                (a)(xi)Amendment No. 11, dated May 1, 2009, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

               (a)(xii)Amendment No. 12, dated September 29, 2009, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

              (a)(xiii)Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

               (a)(xiv)Amendment No. 14, dated December 15, 2010, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

                (a)(xv)Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

               (a)(xvi)Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors, LLC, dated July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2012.

              (a)(b)(i)Second Amended and Restated Participation Agreement
                       among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

             (a)(b)(ii)Amendment No. 1 dated as of June 4, 2013 to the Second
                       Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

            (a)(b)(iii)Amendment No. 2 dated as of October 21, 2013 to the
                       Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

             (a)(b)(iv)Amendment No. 3, dated as of April 4, 2014 ("Amendment
                       No. 3"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

              (a)(b)(v)Amendment No. 4, dated as of June 1, 2014 ("Amendment
                       No. 4"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

             (a)(b)(vi)Amendment No. 5, dated as of July 16, 2014 ("Amendment
                       No. 5"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") "), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on February 5, 2015.

            (a)(b)(vii)Amendment No. 6, dated as of April 30, 2015 ("Amendment
                       No. 6"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 16, 2015.

                (b) Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to and/or previously filed with Pre-Effective Amendment No. 1 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on December 10, 2001.

                (b)(i) Amendment No. 1, dated as of August 1, 2003 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

                (b)(ii)Amendment No. 2, dated as of May 1, 2006 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

               (b)(iii)Amendment No. 3, dated as of May 25, 2007 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

                (b)(iv)Amended and Restated Participation Agreement among the
                       Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on July 22, 2013.

                (b)(v) Amendment No. 1 dated as of October 21, 2013, to the
                       Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

                (b)(vi)Amendment No. 2, dated as of April 18, 2014 ("Amendment
                       No. 2") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

               (b)(vii)Amendment No. 3, dated as of July 8, 2014 ("Amendment
                       No. 3") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

              (b)(viii)Amendment No. 4, dated as of December 10, 2014
                       ("Amendment No. 4"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

                (c) Participation Agreement by and among AIM Variable Insurance Funds, A I M Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and its Separate Accounts, AXA Advisors, LLC, and AXA Distributors, LLC, dated July 1, 2005 incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                (c)(i) Amendment No. 1 effective October 15, 2009 among AIM
                       Variable Insurance Funds, AIM Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of its Separate Accounts, AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

                (c)(ii)Amendment No. 2, dated as of April 19, 2010, to the
                       Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts, and AXA Advisors, LLC and AXA Distributors, LLC, filed herewith on April 21, 2015.

               (c)(iii)Amendment No. 3, dated as of April 19, 2010, to the
                       Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, filed herewith on April 21, 2015.

                (c)(iv)Amendment No. 4, effective May 1, 2012, to the
                       Participation Agreement dated July 1, 2005, among AIM Variable Insurance Funds, Invesco Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; AXA Advisors LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

                (c)(v) Amendment No. 5, dated as of October 1, 2014, to the
                       Participation Agreement dated July 1, 2005, by and among AIM Variable Insurance Funds Invesco Distributors, Inc., AXA Equitable Life Insurance Company, a New York life insurance company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-202149) filed on February 18, 2015.

                (d) Participation Agreement among AXA Equitable Life Insurance Company, AllianceBernstein L.P., and AllianceBernstein Investments, Inc., dated October 16, 2009, incorporated herein by reference to Registration Statement on Form N-4 (File. No. 333-178750) on December 23, 2011.

                (d)(i) Amendment No. 1, effective February 18, 2010 to the
                       Participation Agreement, (the "Agreement"), dated October 16, 2009 among AXA Equitable Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File. No. 333-178750) on December 23, 2011.

                (d)(ii)Amendment No. 2, effective May 1, 2012 to the
                       Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, AllianceBernstein L.P. and AllianceBernstein Investments, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) on April 25, 2012.

               (d)(iii)Amendment No. 3, dated September 6, 2013, to the
                       Participation Agreement (the "Agreement"), dated October 16, 2009 and as amended by Amendment No. 1 effective February 18, 2010 and Amendment No. 2 effective May 1, 2012, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, AllianceBernstein L.P and AllianceBernstein Investments, Inc., previously filed with this Registration Statement on Form N-4, (File No. 333-182796) on April 23, 2014.

                (e) Participation Agreement among AXA Equitable Life Insurance Company, American Century Investment Management, Inc., and American Century Investment Services, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File
                       No. 333-153809), filed on July 8, 2011.

                (e)(i) Amendment No. 2, effective May 1, 2012 to the
                       Participation Agreement dated October 15, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, American Century Investment Management, Inc. and American Century Investment Services, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) on April 25, 2012.

                (f) Participation Agreement among AXA Equitable Life Insurance Company, BlackRock Variable
                       Series Funds, Inc., BlackRock Advisors, LLC, and Black Rock Investments, LLC, dated October 16, 2009, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) on December 23, 2011.

                (f)(i) Amendment No. 3, effective May 1, 2012 to the
                       Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) on April 25, 2012.

                (f)(ii)Amendment No. 4, effective August 27, 2013, to the
                       Participation Agreement dated October 16, 2009, among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on October 4, 2013.

               (f)(iii)Amendment No. 5, executed as of September 1, 2014, and effective as of October 1, 2014, to the Fund
                       Participation Agreement dated October 16, 2009, as amended, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

                (g) Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation, and AXA Equitable Life Insurance Company, dated April 16, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

                (g)(i) First Amendment effective May 1, 2012 to Amended and
                       Restated Participation Agreement dated April 16, 2010 among AXA Equitable Life Insurance Company, Fidelity Distributors Corporation and Variable Insurance Products Funds, Variable Insurance Products Funds II, Variable Insurance Products Funds III, Variable Insurance Products Funds IV and Variable Insurance Products Funds V, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) on April 25, 2012.

                (h) Participation Agreement as of July 1, 2005 Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors, LLC, and AXA Distributors, LLC, incorporated herein by reference to Registration Statement filed on Form N-4 (File
                       No. 333-160951) on November 16, 2009.

                (h)(i) Amendment No. 3 effective as of May 1, 2010 to
                       Participation Agreement as of July 1, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-130988) filed on April 24, 2012.

                (h)(ii)Amendment No. 5 effective as of May 1, 2012 to
                       Participation Agreement dated July 1, 2005 and subsequently amended June 5, 2007, November 1, 2009, May 1, 2010 and August 16, 2010 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) on April 25, 2012.

                (i) Participation Agreement among AXA Equitable Life Insurance Company, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated October 20, 2009, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) on December 23, 2011.

                (i)(i) Amendment No. 2, effective May 1, 2012 to the
                       Participation Agreement dated October 20, 2009, among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P. and Goldman Sachs & Co., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) on April 25, 2012.

                (j) Participation Agreement among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., effective October 23, 2009 incorporated herein by reference to this Registration Statement on Form N-4 (File No. 333-178750) on December 23, 2011.

                (j)(i) Second Amendment effective May 1, 2012 to the
                       Participation Agreement dated October 23, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, Waddell & Reed, Inc. and Ivy Funds Variable Insurance Portfolios, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) on April 25, 2012.

                (k) Participation Agreement among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, effective October 20, 2009 incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) on December 23, 2011.

                (k)(i) Amendment No. 2, effective May 1, 2012 to the
                       Participation Agreement dated October 20, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, Lazard Retirement Series, Inc. and Lazard Asset Management Securities, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) on April 25, 2012.

                (l) Participation Agreement dated July 18, 2002 among MFS Variable Insurance Trust, Equitable Life Assurance Society of the United States, and Massachusetts Financial Service Company, incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 333-160951) on November 16, 2009.

                (l)(i) Amendment No. 1, effective May 1, 2012 to the
                       Participation Agreement dated March 15, 2010 among AXA Equitable Life Insurance Company, MFS Variable Insurance Trust, MFS Variable Insurance Trust II and MFS Fund Distributors, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) on April 25, 2012.

                (m) Participation Agreement among T.Rowe Price Equity Series, Inc., T.Rowe Price Investment Services, Inc. and AXA Equitable Life Insurance Company, dated July 20, 2005, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                (m)(i) Amendment No. 3, effective May 1, 2012 to the
                       Participation Agreement dated July 20, 2005 among AXA Equitable Life Insurance Company, T. Rowe Price Equity Series Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) on April 25, 2012.

                (n) Participation Agreement among MONY Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributions LLC, dated December 1, 2001, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                (n)(i) Third Amendment dated October 20, 2009 effective October
                       20, 2009, to the Participation Agreement, (the "Agreement") dated December 1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributions LLC (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (n)(ii)Fifth Amendment effective May 1, 2012 to the
                       Participation Agreement dated December 1, 2001, as amended on April 1, 2002, May 30, 2002, October 20, 2009 and April 1, 2010 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Investments LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

                (o) Participation Agreement among MONY Life Insurance Company, ProFunds, and ProFunds Advisors LLC, dated
                       May 1, 2002, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                (o)(i) Amendment No. 1 effective October 16, 2009 to the
                       Participation Agreement, (the "Agreement") dated May 1, 2002 by and among MONY Life Insurance Company, ProFunds and ProFunds Advisors LLC (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (o)(ii)Amendment No. 2 effective May 1, 2012 to the
                       Participation Agreement dated May 1, 2002 by and among MONY Life Insurance Company, AXA Equitable Life Insurance Company, ProFunds and ProFunds Advisors LLC, (collectively, the "Parties") previously filed with this Registration Statement on Form N-4 (File No. 333-182796) filed on July 23, 2012.

                (p) Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation and MONY Life Insurance Company, dated August 7, 2000, incorporated herein by reference to Registration Statement on Form N-4 (File
                       No. 333-160951), filed on November 16, 2009.

                (p)(i) Amendment No. 1 dated October 13, 2009 to the
                       Participation Agreement, (the "Agreement") dated
                       August 7, 2000 by and among MONY Life Insurance Company, Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Associates Corporation (collectively, the "Parties") adding AXA Equitable Insurance Company Agreement, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (p)(ii)Amendment No. 3 effective May 1, 2012 to the
                       Participation Agreement dated August 7, 2000 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, Van Eck VIP Trust, Van Eck Securities Corporation and Van Eck Associates Corporation, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

                (q) Participation Agreement, by and among AXA Equitable Life Insurance Company, on behalf of itself and its separate accounts, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (q)(i) Amendment No. 1, effective May 1, 2012 to the
                       Participation Agreement dated August 27, 2010 among AXA Equitable Life Insurance Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

                (r) Participation and Service Agreement among AXA Equitable Life Insurance Company and American Funds Distributors, Inc., American Funds Service Company, Captial Research and Management Company and the American Funds Insurance Series (collectively the "Funds"), dated January 2, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on
                       April 23, 2013.

                (s) Form of Participation Agreement by and between AXA Equitable Life Insurance Company, on behalf of itself and its separate accounts, and Rydex Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (333-160951), on December 2, 2010 and refiled with this Registration Statement on Form N-4A (File No. 333-182796) on October 4, 2012.

                (t) Participation Agreement Among AXA Equitable Life Insurance Company, First Trust Variable Insurance Trust, First Trust Advisors L.P. and First Trust Portfolios L.P. dated April 20, 2012, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-178750) filed on April 25, 2012.

                (t)(i) Amendment No. 1 effective March 17, 2014, to the
                       Participation Agreement dated April 20, 2012, among AXA Equitable Life Insurance Company, First Trust Variable Insurance Trust, First Trust Advisors L.P. and First Trust Portfolios L.P., previously filed with this Registration Statement on Form N-4 (File No. 333-182796) on April 23, 2014.

         9.     Legal Opinion.

                Opinion and Consent of Shane Daly, Esq., Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, filed herewith.

         10.    Other Opinions.

                (a)    Consent of PricewaterhouseCoopers LLP filed herewith.

                (b)    Powers of Attorney, filed herewith.

         11.    Omitted Financial Statements. Not applicable.

         12.    Initial Capital Agreements. Not applicable.

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.


NAME AND PRINCIPAL              POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                AXA EQUITABLE
------------------              --------------------------
DIRECTORS

Henri de Castries               Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                   Director
AXA
25, Avenue Matignon
75008 Paris, France

Barbara Fallon-Walsh            Director
1670 Stephens Drive
Wayne, PA 19087

Daniel G. Kaye                  Director
767 Quail Run
Inverness, IL 60067

Peter S. Kraus                  Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Kristi A. Matus                 Director
Athenahealth, Inc.
311 Arsenal Street
Watertown, MA 02472

Ramon de Oliveira               Director
Investment Audit Practice, LLC
70 South Fifth Street
Park Ridge, NJ 07656

Bertram L. Scott                Director
Novant Health, Inc.
108 Providence Road
Charlotte, NC 28207

Lorie A. Slutsky                Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Richard C. Vaughan              Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR

*Mark Pearson                  Chairman of the Board,
                               Chief Executive Officer, Director and President

OTHER OFFICERS

*Dave S. Hattem                Senior Executive Director and General Counsel

*Heinz-Juergen Schwering       Managing Director and Chief Risk Officer

*Anders B. Malmstrom           Senior Executive Director and Chief Financial
                               Officer

*Salvatore Piazzolla           Senior Executive Director and Chief Human
                               Resources Officer

*Priscilla Sims Brown          Senior Executive Director and Chief Marketing
                               Officer

*Joshua E. Braverman           Senior Executive Director, Chief Investment
                               Officer and Treasurer

*Anthony F. Recine             Managing Director, Chief Compliance Officer and
                               Deputy General Counsel

*Sharon A. Ritchey             Senior Executive Director and Chief Operating
                               Officer

*Michael B. Healy              Executive Director and Chief Information Officer

*Andrea M. Nitzan              Executive Director, Chief Accounting Officer
                               and Controller

*Nicholas B. Lane              Senior Executive Director and Head of U.S. Life
                               and Retirement

*Kevin Molloy                  Senior Executive Director

*Todd Solash                   Senior Executive Director

*Keith Floman                  Managing Director and Chief Actuary

*David Kam                     Managing Director and Actuary

*Michel Perrin                 Managing Director and Actuary

*Karen Field Hazin             Lead Director, Secretary and Associate General
                               Counsel

*Naomi J. Weinstein            Lead Director

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

              Separate Account No. 70 of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable Life Insurance Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company").

              AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable Life Insurance Company. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

              (a) The 2015 AXA Group Organizational Charts are incorporated herein by reference to Exhibit 26(a) to Registration Statement (File
No. 333-207015) on Form N-6 filed December 23, 2015.

              (b) The AXA Financial, Inc. - Subsidiary Organization Chart:
Q4-2015 is incorporated herein by reference to Exhibit 26(b) to Registration Statement (File No. 2-30070) on Form N-4 filed April 19, 2016.

Item 27. Number of Contractowners

         As of March 31, 2016, there were 26,016 Qualified Contract owners and/or 11,777 Non-Qualified Contract owners of the contracts offered by the registrant under this Registration Statement.

Item 28. Indemnification

         (a)  Indemnification of Directors and Officers

              The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

              7.4  Indemnification of Directors, Officers and Employees.
                   (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                   (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                   (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of he fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                   (iii)the related expenses of any such person in any of said categories may be advanced by the Company.

                         (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

              The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, ACE, Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies is $105 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)  Indemnification of Principal Underwriters

              To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC and AXA Advisors, LLC.

         (c)  Undertaking


Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

              (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY America Variable Account A, MONY America Variable Account K and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301, A and I. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC, is 1290 Avenue of the Americas, NY, NY 10104.

              (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA ADVISORS, LLC)
------------------                 --------------------------------------

*David Karr                        Director, Chairman of the Board and Chief
                                   Executive Officer

*Christine Nigro                   Director and Vice Chairman of the Board

*Frank Massa                       Director, President and Chief Operating
                                   Officer

*Nicholas B. Lane                  Director and Chief Retirement Savings
                                   Officer

*Susan LaVallee                    Senior Vice President

*George Papazicos                  Senior Vice President

*Maurya Keating                    Vice President, Chief Broker Dealer Counsel
                                   and Investment and Advisor Chief Compliance
                                   Officer

*Mary Jean Bonadonna               Vice President and Broker-Dealer Chief
                                   Compliance Officer

*Yun Zhang                         Vice President and Treasurer

*Gina Jones                        Vice President and Financial Crime Officer

*Kenneth Webb                      Vice President and Chief Financial Planning
                                   Officer

*Page Pennell                      Vice President

*Philip Pescatore                  Chief Risk Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Ronald Herrmann                   Director

*Anders B. Malmstrom               Director

*James Mellin                      Chief Sales Officer

*Thomas Eng                        Chief Privacy Officer

*Kevin Molloy                      Senior Vice President

*Nicholas J. Gismondi              Vice President and Controller

*Sharon A. Ritchey                 Director

*Kadeidre Screen                   Secretary

*Francesca Divone                  Assistant Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA DISTRIBUTORS, LLC)
------------------                 --------------------------------------------

*Nicholas B. Lane                  Director, Chairman of the Board, President,
                                   Chief Executive Officer and Chief Retirement
                                   Savings Officer

*Michael P. McCarthy               Senior Vice President and National
                                   Sales Manager

*Todd Solash                       Director and Senior Vice President

*Kevin Molloy                      Senior Vice President and Director

*Ronald Herrmann                   Senior Vice President and Director

*Herve Balzano                     Senior Vice President

*Harvey T. Fladeland               Senior Vice President

*Kathryn Ferrero                   Senior Vice President

*Peter D. Golden                   Senior Vice President

*David Kahal                       Senior Vice President

*Kevin M. Kennedy                  Senior Vice President

*Windy Lawrence                    Senior Vice President

*Graham Day                        Senior Vice President

*Michael Schumacher                Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Nicholas D. Huth                  Vice President and General Counsel

*Gina Jones                        Vice President and Financial Crime Officer

*Yun Zhang                         Vice President and Treasurer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Gregory Lashinsky                 Assistant Vice President - Financial
                                   Operations Principal

*Francesca Divone                  Secretary

         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer Systems, Inc., 301 W. 11th Street, Kansas City, MO, 64105.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the individual annuity contracts and certificates AXA Equitable offers under a group annuity contract (collectively, the "contracts") may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

              AXA Equitable represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective contracts.

              The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 20th day of April, 2016.

                              SEPARATE ACCOUNT 70 OF
                              AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Registrant)

                              By:  AXA Equitable Life Insurance Company
                                   (Depositor)

                              By:  /s/ Shane Daly
                                   ---------------------------------------------
                                   Shane Daly
                                   Vice President and Associate General Counsel
                                   AXA Equitable Life Insurance Company

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 20th day of April, 2016.

                           AXA EQUITABLE LIFE INSURANCE COMPANY
                                          (Depositor)

                           By:  /s/ Shane Daly
                                ------------------------------------------------
                                Shane Daly
                                Vice President and Associate General Counsel
                                AXA Equitable Life Insurance Company

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                            Chairman of the Board, Chief
                                         Executive Officer, Director and
                                         President

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom                     Senior Executive Director and Chief
                                         Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan                        Executive Director, Chief Accounting
                                         Officer and Controller

*DIRECTORS:

Barbara Fallon-Walsh       Mark Pearson
Daniel G. Kaye             Bertram Scott
Peter S. Kraus             Lorie A. Slutsky
Kristi A. Matus            Richard C. Vaughan

*By:  /s/ Shane Daly
      --------------------------
      Shane Daly
      Attorney-in-Fact
      April 20, 2016

                                 EXHIBIT INDEX

EXHIBIT NO.                                                       TAG VALUE
-----------                                                       ---------

  9          Opinion and Consent of Counsel                       EX-99.9

  10(a)      Consent of PricewaterhouseCoopers LLP                EX-99.10a

  10(b)      Powers of Attorney                                   EX-99.10b